UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	File No. 811-09301

TIAA-CREF FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-490-9000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders.

2010 SEMIANNUAL REPORT

TIAA-CREF FUNDS

MARCH 31, 2010

Financial statements (unaudited)

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

This report contains information about the holdings and investment performance of the TIAA-CREF Funds as of March 31, 2010. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of that fund’s benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of March 31, 2010. It also lists the fund’s largest individual holdings and any holding that made up more than one percent of the fund’s net assets on that date.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2010 Semiannual Report ▪ TIAA-CREF Funds

INFORMATION ON THE TIAA-CREF FUNDS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to investors.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2010) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds ▪ 2010 Semiannual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

MID-CAP INDEXES

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

SPECIALTY EQUITY INDEX

The FTSE NAREIT Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

FIXED-INCOME INDEXES

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1- to 5-year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays Capital 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, Standard & Poor’s and Fitch, and must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2010 Semiannual Report ▪ TIAA-CREF Funds

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on October 1, 2009, and held for six months until March 31, 2010.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Funds ▪ 2010 Semiannual Report	5

GROWTH & INCOME FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	23.8
Technology	22.0
Manufacturing & materials	16.1
Financial	15.5
Energy	10.0
Health care	9.8
Utilities	2.3
Other assets & liabilities, net	0.5

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	73.2
$4 billion–$15 billion	18.0
Under $4 billion	8.8

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Growth & Income Fund returned 9.18% for the Institutional Class, compared with the 11.75% return of its benchmark, the S&P 500® Index. For the year ended March 31, 2010, the fund returned 44.63%, versus 49.77% for the index. The table below shows returns for all share classes of the fund.

Stock rally continues into its fourth quarter

The return of economic growth in the third and fourth quarters of 2009 and stronger-than-expected corporate earnings helped U.S. stocks extend last year’s rally into the first quarter of 2010, and the large-cap stocks that make up the S&P 500 Index scored their fourth consecutive quarterly gain.

          During the six months, the return of the S&P 500 Index trailed the 12.19% advance of the broader U.S. stock market, as measured by the Russell 3000® Index. The stronger performance of the Russell index came mainly from its mid-cap segment, which made up more than a quarter of the index on March 31, 2010, and returned 15.10% for the six-month period. Unlike the S&P 500, the Russell 3000 includes a considerable number of small- and mid-cap stocks.

          For the ten years ended March 31, 2010, the S&P 500 Index posted an average annual return of –0.65%, versus the –0.07% return of the Russell 3000 Index. The volatility of the S&P 500 has not varied significantly from that of the broad market during that time. The standard deviation of the S&P 500 Index over the ten-year period was 15.93, compared with 16.46 for the Russell 3000 Index. (Standard deviation is a widely used measure of how much the returns of a stock or group of stocks vary from their mean return, over a given period of time.)

PERFORMANCE AS OF MARCH 31, 2010

				Average annual total return
	Total return

Growth & Income Fund	6 months	1 year		5 years		10 years

Institutional Class (inception: 7/1/1999)	9.18%	44.63%		5.48%		0.50%
Retirement Class (inception: 10/1/2002)	9.09	44.12		5.21		0.27	*
Retail Class (inception: 3/31/2006)	9.14	44.29		5.43	*	0.47	*
Premier Class (inception: 9/30/2009)	9.10	44.52	*	5.47	*	0.49	*

S&P 500 Index	11.75	49.77		1.92		–0.65

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2010 Semiannual Report ▪ TIAA-CREF Funds

Economically sensitive sectors lead the way

During the six-month period, all ten of the S&P 500’s industry sectors advanced, with six scoring double-digit gains. Sector performance varied widely; those sectors with greater sensitivity to broad economic trends took the lead.

          For example, consumer discretionary stocks and information technology—the benchmark’s largest sector—tend to perform best when economic growth is strong. They were two of the top-performing sectors during the period, returning 20.5% and 12.8%, respectively, and they provided the largest contributions to the return of the index. Industrials, another sector closely tied to the economic cycle, gained 19.2%. Together, these three sectors made up more than one-third of the index on March 31, 2010, based on market capitalization.

          Utilities and telecommunications services, both considered more “defensive” sectors because they generally do best when economic growth is weaker, posted more modest returns, gaining 3.5% and 2.8%, respectively. Another defensive sector, financials, returned 7.5%. However, consumer staples, a classic defensive sector, continued to be popular with investors; that sector was up 11.1%. Investors also liked health care stocks, which returned 12.8% for the six months.

Stock selections lead to underperformance versus the benchmark

          While the fund provided a strong absolute return for the six months, it lagged its benchmark. The most significant detractor from relative performance was an out-of-benchmark position in Palm, a technology firm competing in the demanding handset market. Overweight holdings in medical device maker Boston Scientific, utility AES and Owens-Illinois, a global manufacturer of glass containers, also trimmed returns. In addition, the lack of exposure to Ford was a negative factor in performance, as the automaker returned to profitability.

          Stock selections that added to relative returns partly offset these detractors. Among these were stocks not included in the S&P 500 Index. Two of these were coal and natural gas producer Walter Energy and automotive industry supplier Autoliv. Overweight positions in Visa, generic drug manufacturer Mylan and data storage provider SanDisk also boosted relative performance. A significant underweight in AT&T helped returns as well.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Growth & Income Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,091.80	$2.56
Retirement Class	1,000.00	1,090.90	3.86
Retail Class	1,000.00	1,091.40	3.02
Premier Class	1,000.00	1,091.00	3.39

5% annual hypothetical return
Institutional Class	1,000.00	1,022.49	2.47
Retirement Class	1,000.00	1,021.24	3.73
Retail Class	1,000.00	1,022.04	2.92
Premier Class	1,000.00	1,021.69	3.28

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.58% for the Retail Class and 0.65% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	7

INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Manufacturing & materials	39.6
Consumer products & services	30.3
Financial	17.0
Technology	4.2
Energy	4.1
Utilities	2.6
Short-term investments	2.0
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	40.5
$4 billion–$15 billion	35.8
Under $4 billion	23.7

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The International Equity Fund returned 7.46% for the Institutional Class, compared with the 3.06% return of its benchmark, the MSCI EAFE Index. For the year ended March 31, 2010, the fund returned 60.09%, versus 54.44% for the index. The table below shows returns for all share classes of the fund.

Foreign stocks rise but lag U.S. shares

During the six-month period, foreign stocks rose modestly amid the fledgling global economic recovery and an improving outlook for corporate profits. Most of the gains came in the fourth quarter of 2009, when the EAFE index—which tracks stocks in 21 developed nations outside North America—advanced 2.18%. The EAFE added another 0.87% in the first quarter of 2010.

          For the six months, the EAFE’s return was dwarfed by the 12.19% gain of the Russell 3000® Index, which measures the broad U.S. stock market.

          European stocks, which made up nearly two-thirds of the EAFE’s market capitalization on March 31, 2010, returned 3.2% in the fourth quarter and –1.8% in the first quarter. The benchmark’s Pacific segment eked out a 0.1% gain in the fourth quarter and climbed 6.3% in the first quarter.

          For the ten years ended March 31, 2010, the average annual return of the EAFE index was 1.29%, versus –0.07% for the Russell 3000 Index.

Weaker foreign currencies erode gains for U.S. investors

In terms of local currencies, the EAFE rose 7.77% for the period. For U.S. investors, however, more than half of this gain was erased by a steep decline in the value of the EAFE’s currencies, especially the euro and the pound, relative to the dollar.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

International Equity Fund*	6 months	1 year		5 years		10 years

Institutional Class (inception: 7/1/1999)	7.46%	60.09%		3.70%		–0.03%
Retirement Class (inception: 10/1/2002)	7.27	59.66		3.28		–0.40	†
Retail Class (inception: 3/31/2006)	7.27	59.78		4.01	†	0.12	†
Premier Class (inception: 9/30/2009)	7.29	59.85	†	3.66	†	–0.04	†

MSCI EAFE Index	3.06	54.44		3.75		1.29

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The International Equity Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

8	2010 Semiannual Report ▪ TIAA-CREF Funds

          The euro plunged on fears that a severe debt crisis in Greece, along with worsening fiscal conditions in Spain and Portugal, would derail Europe’s fragile economic recovery. Budget deficits and political uncertainty in the United Kingdom helped send the pound sharply lower. The yen remained relatively firm versus the dollar, despite Japan’s sluggish economy.

Stock selections propel the fund above its benchmark

The fund produced a favorable return, in absolute terms and relative to its benchmark, due to a number of successful stock selections. Among the largest contributors to relative performance was a position in German chemicals producer Lanxess, a nonbenchmark stock that was up 34.1% for the six months. Larger-than-benchmark weightings in British technology firm Smiths Group (up 25.5%), German consumer products maker Henkel (up 25.4%) and Swiss agribusiness giant Syngenta (up 21.2%) also made positive contributions. The avoidance of Spanish financial services company Banco Santander (down 15.7%) helped the fund’s return as well.

          The positive effects of these holdings were partly offset by disappointing results from overweight positions, such as Swiss financial services provider UBS, Finnish mobile phone manufacturer Nokia and German stock exchange Deutsche Böerse. Other positions that detracted from the fund’s return included an underweight in Dutch financial services company ING and the avoidance of Switzerland’s Nestlé.

          As of March 31, 2010, stocks of companies in emerging markets, which are not included in the benchmark, made up about 9.7% of the fund’s total portfolio investments. Among the emerging-market countries represented in the portfolio were China, India and Taiwan. Based on MSCI indexes, emerging markets as a whole outperformed developed foreign stock markets, 11.16% to 3.06%, in dollar terms, during the six-month period.

EXPENSE EXAMPLE

Six months ended March 31, 2010

International Equity Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,074.60	$2.79
Retirement Class	1,000.00	1,072.70	4.08
Retail Class	1,000.00	1,072.70	3.31
Premier Class	1,000.00	1,072.90	3.57

5% annual hypothetical return
Institutional Class	1,000.00	1,022.24	2.72
Retirement Class	1,000.00	1,020.99	3.98
Retail Class	1,000.00	1,021.74	3.23
Premier Class	1,000.00	1,021.49	3.48

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.54% for the Institutional Class, 0.79% for the Retirement Class, 0.64% for the Retail Class and 0.69% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	9

LARGE-CAP GROWTH FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Technology	36.5
Consumer products & services	25.3
Manufacturing & materials	15.2
Health care	11.3
Financial	6.9
Energy	4.6
Short-term investments	1.0
Other assets & liabilities, net	–0.8

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	70.2
$4 billion–$15 billion	29.3
Under $4 billion	0.5

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Large-Cap Growth Fund returned 12.24% for the Institutional Class, compared with the 12.96% return of its benchmark, the Russell 1000® Growth Index. For the year ended March 31, 2010, the fund returned 45.38%, versus 49.75% for the index. The table below shows returns for all share classes of the fund.

Large-cap growth stocks outpace the broader U.S. market

During the six-month period, large-cap growth stocks outperformed the 12.19% return of the broader U.S. stock market, as measured by the Russell 3000® Index. Large-cap growth stocks also finished ahead of large-cap value stocks, which posted a return of 11.28%. However, within the growth category, large caps lagged the 14.88% gain of mid-cap stocks but outpaced the 12.07% return of small-cap issues. (Investment-style and capitalization-size returns are based on the Russell indexes.)

Economically sensitive sectors lead the way

During the six months, eight of the Russell 1000 Growth Index’s nine industry sectors posted positive results, with six achieving double-digit gains. With economic growth and corporate earnings improving, the top-performing sectors were those with the greatest sensitivity to broader economic trends; these sectors have historically tended to perform well during a recovery. Among the top drivers of the benchmark were producer durables (up 17.9%), consumer discretionary (up 16.4%) and technology (up 13.6%). Together, these three sectors made up more than one-half of the benchmark’s market capitalization on March 31, 2010. Health care stocks also posted a strong return (up 12.6%), as investors learned the final shape of health care reform legislation.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Large-Cap Growth Fund	6 months	1 year		since fund inception

Institutional Class (inception: 3/31/2006)	12.24%	45.38%		0.70%
Retirement Class (inception: 3/31/2006)	12.19	45.03		0.45
Retail Class (inception: 3/31/2006)	12.32	45.14		0.53
Premier Class (inception: 9/30/2009)	12.20	45.33	*	0.69	*

Russell 1000 Growth Index	12.96	49.75		1.12

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

10	2010 Semiannual Report ▪ TIAA-CREF Funds

          The only sector of the Russell 1000 Growth Index to post a loss was utilities, a relatively small portion of the benchmark. This sector, pressured by slower earnings growth, dropped 2.6%. Materials and processing and energy stocks also trailed the broader market, returning 9.2% and 3.9%, respectively.

          All of the five largest stocks in the Russell 1000 Growth Index produced gains for the period. The largest and second-largest stocks, Microsoft and Apple, generated robust returns of 14.9% and 26.8%, respectively, behind strong product rollouts. The rest of the top five stocks, in descending order of their market capitalization on March 31, 2010, performed as follows: IBM, 8.2%; Cisco Systems, 10.6%; and Johnson & Johnson, 8.8%.

Stock selection leads to a shortfall in performance

During the period, the single largest detractor from the fund’s return, relative to its benchmark’s, was an overweight position in Goldman Sachs, which returned –7.0%. Other significant detractors to performance included overweights in three health care stocks: retail pharmacy chain CVS Caremark, medical device maker Boston Scientific and biotechnology firm Gilead Sciences. Overweight holdings in Western Union and education provider Apollo Group also reduced relative returns.

          These detractors from relative performance were partly offset by successful stock selections, including overweight positions in Boeing, Starwood Hotels and Visa. The fund also benefited from its large underweight in Exxon Mobil, which posted a 1.2% loss for the period.

          Several positions in international stocks, which were held as American Depositary Receipts, made positive contributions to the fund’s return. (American Depositary Receipts are receipts for shares of a foreign stock traded on a U.S. exchange.) Among these were Israeli drug manufacturer Teva Pharmaceuticals, Brazilian iron ore producer Vale and British biopharmaceutical company Shire.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Large-Cap Growth Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,122.40	$2.65
Retirement Class	1,000.00	1,121.90	3.97
Retail Class	1,000.00	1,123.20	3.12
Premier Class	1,000.00	1,122.00	3.49

5% annual hypothetical return
Institutional Class	1,000.00	1,022.44	2.52
Retirement Class	1,000.00	1,021.19	3.78
Retail Class	1,000.00	1,021.99	2.97
Premier Class	1,000.00	1,021.64	3.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.75% for the Retirement Class, 0.59% for the Retail Class and 0.66% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	11

LARGE-CAP VALUE FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Financial	23.1
Manufacturing & materials	19.2
Consumer products & services	18.3
Energy	13.6
Technology	12.1
Health care	7.7
Utilities	3.5
Short-term investments	2.2
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	58.0
$4 billion–$15 billion	24.0
Under $4 billion	18.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Large-Cap Value Fund returned 9.95% for the Institutional Class, compared with the 11.28% return of its benchmark, the Russell 1000® Value Index. For the year ended March 31, 2010, the fund returned 62.02%, versus 53.56% for the index. The table below shows returns for all share classes of the fund.

Large-cap value stocks trail the broad market

During the six-month period, large-cap value stocks lagged the 12.19% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The broader index was boosted by the 12.96% return of large-cap growth issues.

          Within the value category, the best performers were mid caps, which gained 15.32%; small-cap issues returned 14.01%. Stocks of both sizes were helped by investors’ growing appetite for risk as the economic picture improved. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended March 31, 2010, the average annual return of the Russell 1000 Value Index was 1.05%, versus 2.39% for the Russell 3000 Index.

Signs of recovery lift economically sensitive sectors

All nine industry sectors of the Russell 1000 Value Index posted positive returns for the six-month period, and five recorded double-digit gains. With monthly job losses leveling off and corporate profits rising, investors favored economically sensitive stocks that historically have tended to perform well during a recovery. These included consumer discretionary (up 23.1%) and producer durables (up 20.0%).

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Large-Cap Value Fund	6 months	1 year		5 years		since fund inception

Institutional Class (inception: 10/1/2002)	9.95%	62.02%		1.98%		8.54%
Retirement Class (inception: 10/1/2002)	9.79	61.62		1.72		8.29
Retail Class (inception: 10/1/2002)	9.81	61.72		1.82		8.34
Premier Class (inception: 9/30/2009)	9.82	61.83	*	1.96	*	8.52	*

Russell 1000 Value Index	11.28	53.56		1.05		7.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Large-Cap Value Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

12	2010 Semiannual Report ▪ TIAA-CREF Funds

          Index performance was constrained by returns from the energy sector, which made up nearly one-fifth of the market capitalization of the Russell 1000 Value Index on March 31, 2010, and posted a return of 6.8%. Financial services, which constituted more than a quarter of the index, was another lagging sector, gaining 7.9%. The weakest performance came from utilities, a defensive sector usually preferred when economic prospects are worsening; that sector returned 4.0% for the period.

          Results varied sharply for the five largest stocks in the Russell 1000 Value Index. In descending order of their market capitalization at the end of the period, the five stocks performed as follows: Exxon Mobil, –1.2%; General Electric, 12.3%; Bank of America, 5.6%; JPMorgan Chase, 2.4%; and AT&T, –1.4%.

Fund trails the index for the period

For the six months, the fund underperformed its benchmark index because of a number of unfavorable stock selections. These included overweight positions, relative to the benchmark, in medical device maker Boston Scientific, financial services provider State Street and asset management firm Legg Mason. The second-largest individual detractor from performance was technology firm Palm, which is not part of the index.

          These negative effects were partly offset by other stocks that did well, including an overweight holding in energy equipment supplier Smith International. Three of the fund’s top individual positive contributors were stocks not held in the benchmark at period-end: automobile drivetrain components manufacturer American Axle & Manufacturing, coal producer Walter Energy and automotive supplier Magna International.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Large-Cap Value Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,099.50	$2.56
Retirement Class	1,000.00	1,097.90	3.87
Retail Class	1,000.00	1,098.10	3.30
Premier Class	1,000.00	1,098.20	3.40

5% annual hypothetical return
Institutional Class	1,000.00	1,022.49	2.47
Retirement Class	1,000.00	1,021.24	3.73
Retail Class	1,000.00	1,021.79	3.18
Premier Class	1,000.00	1,021.69	3.28

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.64% for the Retail Class and 0.65% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is expected to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	13

MID-CAP GROWTH FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	33.3
Technology	22.7
Manufacturing & materials	18.5
Health care	10.4
Financial	8.2
Energy	5.4
Utilities	0.7
Other assets & liabilities, net	0.8

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	8.3
$4 billion–$15 billion	52.6
Under $4 billion	39.1

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Mid-Cap Growth Fund returned 15.93% for the Institutional Class, compared with the 14.88% return of its benchmark, the Russell Midcap® Growth Index. For the year ended March 31, 2010, the fund returned 63.27%, versus 63.00% for the index. The table below shows returns for all share classes of the fund.

Mid-cap growth leads the broad market

For the six months, the mid-cap growth category outperformed the 12.19% return of the overall U.S. stock market, as measured by the Russell 3000® Index. As the favorable environment for stocks continued into the fourth quarter of 2009, mid-cap growth issues posted a 6.69% gain, modestly ahead of the broad market’s 5.90% advance. Though the broad U.S. equity market stalled in January, it regained its footing and recovered strongly, registering a 5.94% gain for the first quarter of 2010. Mid-cap growth issues posted a return of 7.67% for that quarter, once again leading the broad U.S. market.

          Within the growth category, mid-cap stocks outperformed both the 12.96% return of large-cap equities and the 12.07% return of small-cap stocks for the six-month period. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended March 31, 2010, the Russell Midcap Growth Index generated an average annual return of 4.27%—nearly two percentage points higher than the 2.39% average annual return of the Russell 3000 Index over the same period.

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Mid-Cap Growth Fund	6 months	1 year	5 years	since fund inception

Institutional Class (inception: 10/1/2002)	15.93%	63.27%	3.81%	10.83%
Retirement Class (inception: 10/1/2002)	15.77	62.81	3.54	10.52
Retail Class (inception: 10/1/2002)	15.77	62.88	3.59	10.55
Premier Class (inception: 9/30/2009)	15.75	63.00*	3.78*	10.80*

Russell Midcap Growth Index	14.88	63.00	4.27	10.63

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Mid-Cap Growth Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

14	2010 Semiannual Report ▪ TIAA-CREF Funds

Consumer discretionary and technology drive the benchmark’s return

During the six-month period, seven of the Russell Midcap Growth Index’s nine industry sectors posted double-digit gains; only one sector posted a loss. All of the benchmark’s three largest sectors—consumer discretionary (up 18.3%), technology (up 15.6%) and producer durables (up 15.1%)—outperformed the Russell 3000 Index. Together, these three sectors made up more than one-half of the benchmark’s total market capitalization on March 31, 2010.

          The return of the index was constrained by performance in the energy and utilities sectors, which returned 9.1% and –1.7%, respectively.

          For the period, four of the five largest stocks in the Russell Midcap Growth Index produced double-digit gains. Of the four, Cognizant Tech Solutions scored the highest return, advancing 31.9%. Next was metal products manufacturer Precision Castparts, which gained 24.5%, followed by mutual fund company T. Rowe Price (up 21.5%) and women’s apparel retailer TJX Companies (up 15.2%). Avon trailed with a 1.1% return.

Stock choices boost the fund’s relative return

The fund outperformed its benchmark by more than a percentage point on the strength of several successful stock selections across industry sectors. Among the major positive contributors were two out-of-benchmark technology stocks, mobile broadband provider Starent Networks and wireless network provider Aruba Networks. An overweight position in coal producer Walter Energy and an underweight holding in utility AES also helped boost the fund’s relative return.

          The positive effects of these holdings were partly offset by less favorable results from several nonbenchmark stocks, including wireless service firm Neutral Tandem and technology services provider Quanta Services. An overweight position in prison outsource provider Corrections Corporation of America and underweights in Delta Air Lines, priceline.com and Estée Lauder also reduced relative returns.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Mid-Cap Growth Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,159.30	$2.85
Retirement Class	1,000.00	1,157.70	4.20
Retail Class	1,000.00	1,157.70	3.66
Premier Class	1,000.00	1,157.50	3.71

5% annual hypothetical return
Institutional Class	1,000.00	1,022.29	2.67
Retirement Class	1,000.00	1,021.04	3.93
Retail Class	1,000.00	1,021.54	3.43
Premier Class	1,000.00	1,021.49	3.48

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class, 0.68% for the Retail Class and 0.69% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	15

MID-CAP VALUE FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Financial	26.4
Manufacturing & materials	20.9
Consumer products & services	20.9
Utilities	9.6
Technology	8.4
Energy	7.8
Health care	4.5
Other assets & liabilities, net	1.5

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	7.5
$4 billion–$15 billion	61.0
Under $4 billion	31.5

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Mid-Cap Value Fund returned 11.77% for the Institutional Class, compared with the 15.32% return of its benchmark, the Russell Midcap® Value Index. For the year ended March 31, 2010, the fund returned 62.06%, versus 72.41% for the index. The table below shows returns for all share classes of the fund.

Mid-cap value stocks lead the broad market

For the six months, the mid-cap value category outperformed the 12.19% return of the overall U.S. stock market, as measured by the Russell 3000® Index, by more than three percentage points.

          The rebound for stocks that began in March 2009 continued into the last quarter of the year, when mid-cap value stocks gained 5.21%, slightly trailing the 5.90% advance of the Russell 3000 Index. Though the broad U.S. equity market stalled in January, it regained its footing and recovered strongly, registering a 5.94% gain for the first quarter of 2010. Mid-cap value issues posted a return of 9.61% during the quarter, three-and-one-half percentage points ahead of the broad market.

          For the six months, mid-cap stocks in the value category likewise outpaced their small-cap and large-cap counterparts, which posted gains of 14.01% and 11.28%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended March 31, 2010, the Russell Midcap Value Index produced an average annual return of 3.71%—higher than the 2.39% average annual return of the Russell 3000 Index over the same period.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Mid-Cap Value Fund	6 months	1 year		5 years		since fund inception

Institutional Class (inception: 10/1/2002)	11.77%	62.06%		4.48%		12.28%
Retirement Class (inception: 10/1/2002)	11.72	61.72		4.23		11.96
Retail Class (inception: 10/1/2002)	11.68	61.78		4.32		12.04
Premier Class (inception: 9/30/2009)	11.73	62.00	*	4.48	*	12.27	*

Russell Midcap Value Index	15.32	72.41		3.71		10.78

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Mid-Cap Value Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

16	2010 Semiannual Report ▪ TIAA-CREF Funds

Financial services and consumer discretionary drive the benchmark’s return

During the six months, all nine of the Russell Midcap Value Index’s industry sectors advanced, and eight posted double-digit gains. The benchmark’s return was largely propelled by its three biggest sectors, in terms of market capitalization on March 31, 2010: financial services (up 14.1%), consumer discretionary (up 21.0%) and utilities (up 9.6%). Together, these three sectors made up more than one-half of the benchmark at period-end. Another strong contributor to performance, producer durables, gained 17.1% over the six-month period.

          For the period, all of the five largest stocks in the Russell Midcap Value Index produced double-digit results. Electrical power management company Eaton scored the highest return, gaining 36.0%. Oil and natural gas producers Spectra Energy and Noble Energy gained 22.0% and 11.3%, respectively, while utility Consolidated Edison and Atlanta-based SunTrust Banks gained 11.9% and 18.9%, respectively, for the six months.

Stock choices trim the fund’s relative return

While the fund achieved a double-digit gain for the period, its return lagged that of its benchmark by more than three-and-one-half percentage points because of several unsuccessful stock selections. Among the major detractors were three out-of-benchmark stocks: medical device maker Boston Scientific; Porsche; and military and commercial aviation supplier DynCorp. An underweight holding in international mining company Cliffs Natural Resources also hampered the fund’s relative return.

          Other out-of-benchmark holdings, however, helped the fund’s relative performance. These included Delta Air Lines and British mining company Anglo American. Overweight stakes in fertilizer producer Terra Industries and in two consumer discretionary companies, Limited Brands (the parent company of Victoria’s Secret) and Tempur-Pedic International, also aided relative returns.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Mid-Cap Value Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,117.70	$2.64
Retirement Class	1,000.00	1,117.20	3.91
Retail Class	1,000.00	1,116.80	3.38
Premier Class	1,000.00	1,117.30	3.48

5% annual hypothetical return
Institutional Class	1,000.00	1,022.44	2.52
Retirement Class	1,000.00	1,021.24	3.73
Retail Class	1,000.00	1,021.74	3.23
Premier Class	1,000.00	1,021.64	3.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.74% for the Retirement Class, 0.64% for the Retail Class and 0.66% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is expected to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	17

SMALL-CAP EQUITY FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Manufacturing & materials	21.9
Consumer products & services	21.2
Financial	19.7
Technology	17.2
Health care	12.2
Energy	3.9
Utilities	3.8
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

$4 billion–$15 billion	0.6
Under $4 billion	99.4

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Small-Cap Equity Fund returned 13.66% for the Institutional Class, compared with the 13.07% return of its benchmark, the Russell 2000® Index. For the year ended March 31, 2010, the fund returned 62.88%, versus 62.76% for the index. The table below shows returns for all share classes of the fund.

Small-cap issues outpace the broad U.S. market

During the six-month period, small-cap stocks outperformed the 12.19% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Small caps trailed the broader market in the fourth quarter of 2009 (3.87% versus 5.90%) but took the lead in the first quarter of 2010, as signs of a stabilizing global economy and improved corporate profits pushed the markets higher, particularly for small- and mid-cap stocks. During the three-month period, small caps advanced an impressive 8.85%, topping the broad market’s 5.94% gain by almost three percentage points.

          Within the small-cap category, both value and growth issues performed well for the six months. Small-cap value stocks rose 14.01%, while their growth counterparts climbed 12.07%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          The higher returns from small-cap stocks during the period reflect a longer trend. For the five years ended March 31, 2010, the Russell 2000 Index posted an average annual gain of 3.36%, compared with 2.39% for the Russell 3000 Index.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Small-Cap Equity Fund*	6 months	1 year		5 years		since fund inception

Institutional Class (inception: 10/1/2002)	13.66%	62.88%		2.47%		9.62%
Retirement Class (inception: 10/1/2002)	13.44	62.39		2.21		9.31
Retail Class (inception: 10/1/2002)	13.55	62.45		2.30		9.44
Premier Class (inception: 9/30/2009)	13.53	62.69	†	2.45	†	9.60	†

Russell 2000 Index	13.07	62.76		3.36		9.93

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Small-Cap Equity Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2010 Semiannual Report ▪ TIAA-CREF Funds

Broad-based sector advance drives the benchmark higher

All nine of the Russell 2000’s industry sectors posted positive returns, with seven generating double-digit gains. The largest contributions to the benchmark’s return came from the consumer discretionary, financial services and technology sectors, which rose 22.1%, 12.7% and 10.6%, respectively. Together, these three sectors made up more than half of the total market capitalization of the index on March 31, 2010. Strong returns from the benchmark’s materials and processing (up 14.1%) and producer durables (up 11.1%) sectors also helped lift the index.

          Only the energy and utilities sectors in the Russell 2000 Index failed to post double-digit gains, returning 8.7% and 7.9%, respectively.

          All of the five largest stocks in the Russell 2000 Index registered strong gains for the six-month period. The largest and second-largest stocks, biotechnology company Human Genome Sciences and airline UAL, advanced 60.5% and 112.1%, respectively. The rest of the top five stocks, in descending order of their market capitalization at the end of the period, performed as follows: Tupperware Brands, 22.0%; technology company 3Com, 46.7%; and insurance provider Assured Guaranty, 13.6%.

Stock selections are key to the fund’s outperformance

The fund posted an impressive double-digit gain and outpaced its benchmark on the strength of a number of well-performing overweight stock selections. Among these were UAL, oil and natural gas producer McMoRan Exploration and credit service provider World Acceptance. Returns were also boosted by overweight holdings in three consumer discretionary companies: Dress Barn, Home Shopping Network and Jo-Ann Stores, all of which outperformed the Russell 2000 Index. An underweight stake in technology firm Palm also helped.

          These positive effects were partly offset by other, less favorable stock choices. Chief among these were overweight holdings in biopharmaceutical company Medivation, online advertising agency ValueClick, electronic trading services provider Knight Capital Group and aerospace and defense product manufacturer GenCorp. Underweight positions in credit risk manager Radian Group and auction house Sotheby’s also trimmed relative performance.

          The fund continued to use proprietary quantitative models to select small-cap stocks that appeared to be attractively priced.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Small-Cap Equity Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,136.60	$2.82
Retirement Class	1,000.00	1,134.40	4.15
Retail Class	1,000.00	1,135.50	3.62
Premier Class	1,000.00	1,135.30	3.67

5% annual hypothetical return
Institutional Class	1,000.00	1,022.29	2.67
Retirement Class	1,000.00	1,021.04	3.93
Retail Class	1,000.00	1,021.54	3.43
Premier Class	1,000.00	1,021.49	3.48

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class, 0.68% for the Retail Class and 0.69% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	19

LARGE-CAP GROWTH INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	32.3
Technology	30.3
Manufacturing & materials	15.8
Health care	10.3
Financial	6.8
Energy	3.2
Utilities	1.1
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	70.5
$4 billion–$15 billion	22.2
Under $4 billion	7.3

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Large-Cap Growth Index Fund returned 12.88% for the Institutional Class, compared with the 12.96% return of its benchmark, the Russell 1000® Growth Index. For the year ended March 31, 2010, the fund returned 49.79%, versus 49.75% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap growth stocks outpace the broader U.S. market

During the six-month period, large-cap growth stocks outperformed the 12.19% return of the broader U.S. stock market, as measured by the Russell 3000® Index. Large-cap growth stocks also finished ahead of large-cap value stocks, which posted a return of 11.28%. However, within the growth category, large caps lagged the 14.88% gain of mid-cap stocks but outpaced the 12.07% return of small-cap issues. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended March 31, 2010, the Russell 1000 Growth Index posted an average annual gain of 3.42%—more than two percentage points greater than the 1.05% average annual gain of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual gain of 2.39% during the same period.

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Large-Cap Growth Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	12.88%	49.79%	3.33%	6.48%
Retirement Class (inception: 10/1/2002)	12.71	49.27	3.06	6.16

Russell 1000 Growth Index	12.96	49.75	3.42	6.59

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

20	2010 Semiannual Report ▪ TIAA-CREF Funds

Economically sensitive sectors lead the way

During the six months, eight of the Russell 1000 Growth Index’s nine industry sectors posted positive results, with six achieving double-digit gains. With economic growth and corporate earnings improving, the top-performing sectors were those with the greatest sensitivity to broader economic trends; these sectors have historically tended to perform well during a recovery. Among the top drivers of the benchmark were producer durables (up 17.9%), consumer discretionary (up 16.4%) and technology (up 13.6%). Together, these three sectors made up more than one-half of the benchmark’s market capitalization on March 31, 2010. Health care stocks also posted a strong return (up 12.6%), as investors learned the final shape of health care reform legislation.

          The only sector of the Russell 1000 Growth Index to post a loss was utilities, a relatively small portion of the benchmark. This sector, pressured by slower earnings growth, dropped 2.6%. Materials and processing and energy stocks also trailed the broader market, returning 9.2% and 3.9%, respectively.

Index heavyweights produce solid gains

All of the five largest stocks in the Russell 1000 Growth Index produced gains for the period. The largest and second-largest stocks, Microsoft and Apple, generated robust returns of 14.9% and 26.8%, respectively, behind strong product rollouts. The rest of the top five stocks, in descending order of their market capitalization on March 31, 2010, performed as follows: IBM, 8.2%; Cisco Systems, 10.6%; and Johnson & Johnson, 8.8%.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Large-Cap Growth Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,128.80	$0.48
Retirement Class	1,000.00	1,127.10	1.80

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	21

LARGE-CAP VALUE INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Financial	26.9
Energy	17.0
Consumer products & services	16.8
Manufacturing & materials	15.3
Technology	10.2
Health care	6.8
Utilities	6.6
Other assets & liabilities, net	0.4

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	67.2
$4 billion–$15 billion	22.8
Under $4 billion	10.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Large-Cap Value Index Fund returned 11.26% for the Institutional Class, compared with the 11.28% return of its benchmark, the Russell 1000® Value Index. For the year ended March 31, 2010, the fund returned 53.36%, versus 53.56% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap value stocks trail the broad market

During the six-month period, large-cap value stocks lagged the 12.19% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The broader index was boosted by the 12.96% return of large-cap growth issues.

          Within the value category, the best performers were mid caps, which gained 15.32%; small-cap issues returned 14.01%. Stocks of both sizes were helped by investors’ growing appetite for risk as the economic picture improved. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended March 31, 2010, the average annual return of the Russell 1000 Value Index was 1.05%, versus 2.39% for the Russell 3000 Index.

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Large-Cap Value Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	11.26%	53.36%	1.00%	7.10%
Retirement Class (inception: 10/1/2002)	11.11	53.10	0.74	6.79

Russell 1000 Value Index	11.28	53.56	1.05	7.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Large-Cap Value Index Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

22	2010 Semiannual Report ▪ TIAA-CREF Funds

Signs of recovery lift economically sensitive sectors

All nine industry sectors of the Russell 1000 Value Index posted positive returns for the six-month period, and five recorded double-digit gains. With monthly job losses leveling off and corporate profits rising, investors favored economically sensitive stocks that historically have tended to perform well during a recovery. These included consumer discretionary (up 23.1%) and producer durables (up 20.0%).

          Index performance was constrained by returns in the energy sector, which made up nearly one-fifth of the market capitalization of the Russell 1000 Value Index on March 31, 2010, and posted a return of 6.8%. Financial services, which constituted more than a quarter of the index, was another lagging sector, gaining 7.9%. The weakest performance came from utilities, a defensive sector usually preferred when economic prospects are worsening; that sector returned 4.0% for the period.

Mixed results for the benchmark’s largest stocks

Results varied sharply for the five largest stocks in the Russell 1000 Value Index. In descending order of their market capitalization at the end of the period, the five stocks performed as follows: Exxon Mobil, –1.2%; General Electric, 12.3%; Bank of America, 5.6%; JPMorgan Chase, 2.4%; and AT&T, –1.4%.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Large-Cap Value Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,112.60	$0.47
Retirement Class	1,000.00	1,111.10	1.79

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	23

EQUITY INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	24.0
Technology	19.8
Financial	17.8
Manufacturing & materials	16.0
Energy	9.5
Health care	8.7
Utilities	3.8
Other assets & liabilities, net	0.4

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	63.3
$4 billion–$15 billion	19.9
Under $4 billion	16.8

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Equity Index Fund returned 12.04% for the Institutional Class, compared with the 12.19% return of its benchmark, the Russell 3000® Index. For the year ended March 31, 2010, the fund returned 52.39%, versus 52.44% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

U.S. stock prices keep climbing

The U.S. stock market advanced over the six-month period, as investors were cheered by the return of economic growth and higher-than-expected corporate earnings. While questions about the strength of the recovery remained, market participants chose to focus on the positive near-term news. Investor optimism led to a sharpened appetite for risk, which was reflected in the outperformance of small- and mid-cap stocks over the period.

          The market’s rise over the six months was not continual. Stocks saw a brief sell-off in January 2010, as investors took profits amid concerns about European sovereign debt. Most of the focus was on Greece and other countries in southern Europe. However, investors decided that the euro zone debt issues were manageable, and the Russell 3000 Index moved upward again during the closing weeks of the period.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Equity Index Fund	6 months	1 year		5 years		10 years

Institutional Class (inception: 7/1/1999)	12.04%	52.39%		2.38%		–0.08%
Retirement Class (inception: 3/31/2006)	12.01	51.74		2.19	*	–0.17	*
Retail Class (inception: 3/31/2006)	12.09	52.15		2.30	*	–0.12	*
Premier Class (inception: 9/30/2009)	12.00	52.33	*	2.37	*	–0.08	*

Russell 3000 Index	12.19	52.44		2.39		–0.07

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Equity Index Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

24	2010 Semiannual Report ▪ TIAA-CREF Funds

          Mid-cap stocks rose 15.10%, while small- and large-cap stocks were up 13.07% and 12.11%, respectively. Growth stocks returned 12.89%, slightly outperforming their value counterparts, which returned 11.51%. (Returns by investment style and market capitalization are based on the Russell indexes.)

All nine industry sectors advance

During the six-month period, all nine industry sectors of the Russell 3000 Index posted positive returns, with six providing double-digit gains. The largest component of the benchmark in terms of market capitalization on March 31, 2010, technology, climbed 12.7%, while the next two largest sectors, financial services and health care, gained 9.3% and 13.2%, respectively.

          As might be expected during a period of investor optimism about the direction of the economy, consumer discretionary stocks were the standout performers, with a return of 19.5%. The relatively defensive utilities sector was the laggard within the benchmark, with a modest return of 3.7%.

Four of the benchmark’s largest stocks post strong gains

Four of the benchmark’s five largest stocks produced robust returns for the six months, with only Exxon Mobil registering a decline. In descending order according to their market capitalization at the end of the period, the five largest stocks in the Russell 3000 Index performed as follows: Exxon Mobil, –1.2%; Microsoft, 14.9%; Apple, 26.8%; General Electric, 12.3%; and Procter & Gamble, 10.9%.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Equity Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,120.40	$0.48
Retirement Class	1,000.00	1,120.10	1.80
Retail Class	1,000.00	1,120.90	1.06
Premier Class	1,000.00	1,120.00	1.27

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72
Retail Class	1,000.00	1,023.93	1.01
Premier Class	1,000.00	1,023.73	1.21

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class, 0.34% for the Retirement Class, 0.20% for the Retail Class and 0.24% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	25

S&P 500 INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	24.6
Technology	20.4
Financial	17.5
Manufacturing & materials	14.6
Energy	10.3
Health care	8.3
Utilities	3.6
Other assets & liabilities, net	0.7

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	78.2
$4 billion–$15 billion	20.0
Under $4 billion	1.8

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The S&P 500 Index Fund returned 11.68% for the Institutional Class, compared with the 11.75% return of its benchmark, the S&P 500® Index. For the year ended March 31, 2010, the fund returned 49.65%, versus 49.77% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stock rally continues into its fourth quarter

          The return of economic growth in the third and fourth quarters of 2009 and stronger-than-expected corporate earnings helped U.S. stocks extend last year’s rally into the first quarter of 2010, and the large-cap stocks that make up the S&P 500 Index scored their fourth consecutive quarterly gain.

          During the six months, the return of the S&P 500 Index trailed the 12.19% advance of the broader U.S. stock market, as measured by the Russell 3000® Index. The stronger performance of the Russell index came mainly from its mid-cap segment, which made up more than a quarter of the index on March 31, 2010, and returned 15.10% for the six-month period. Unlike the S&P 500, the Russell 3000 includes a considerable number of small- and mid-cap stocks.

          For the five years ended March 31, 2010, the S&P 500 Index posted an average annual return of 1.92%, versus the 2.39% return of the Russell 3000 Index. The volatility of the S&P 500 has not varied significantly from that of the broad market during that time. The standard deviation of the S&P 500 Index over the five-year

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

S&P 500 Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	11.68%	49.65%	1.89%	6.39%
Retirement Class (inception: 10/1/2002)	11.52	49.18	1.61	6.08

S&P 500 Index	11.75	49.77	1.92	6.48

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

26	2010 Semiannual Report ▪ TIAA-CREF Funds

period was 16.31, compared with 16.95 for the Russell 3000 Index. (Standard deviation is a widely used measure of how much the returns of a stock or group of stocks vary from their mean return, over a given period of time.)

Economically sensitive sectors lead the way

During the six-month period, all ten of the S&P 500’s industry sectors advanced, with six scoring double-digit gains. Sector performance varied widely; those sectors with greater sensitivity to broad economic trends took the lead.

          For example, consumer discretionary stocks and information technology—the benchmark’s largest sector—tend to perform best when economic growth is strong. They were two of the top-performing sectors during the period, returning 20.5% and 12.8%, respectively, and they provided the largest contributions to the return of the index. Industrials, another sector closely tied to the economic cycle, gained 19.2%. Together, these three sectors made up more than one-third of the index on March 31, 2010, based on market capitalization.

          Utilities and telecommunications services, both considered more “defensive” sectors because they generally do best when economic growth is weaker, posted more modest returns, gaining 3.5% and 2.8%, respectively. Another defensive sector, financials, returned 7.5%. However, consumer staples, a classic defensive sector, continued to be popular with investors; that sector was up 11.1%. Investors also liked health care stocks, which returned 12.8% for the six months.

The benchmark’s largest stocks generally advance for the period

All but one of the five largest stocks in the S&P 500 Index provided strong positive returns for the six-month period. The one exception was Exxon Mobil, the benchmark’s largest stock in terms of market capitalization on March 31, 2010; it posted a loss of 1.2%. The benchmark’s second and third largest stocks, Microsoft and Apple, scored outsized gains, with returns of 14.9% and 26.8%, respectively. Both technology companies benefited from strong product rollouts. Rounding out the top five, Procter & Gamble and General Electric recorded gains of 10.9% and 12.3%, respectively.

EXPENSE EXAMPLE

Six months ended March 31, 2010

S&P 500 Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,116.80	$0.42
Retirement Class	1,000.00	1,115.20	1.74

5% annual hypothetical return
Institutional Class	1,000.00	1,024.53	0.40
Retirement Class	1,000.00	1,023.29	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	27

SMALL-CAP BLEND INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Manufacturing & materials	21.8
Financial	21.2
Consumer products & services	20.8
Technology	17.2
Health care	11.2
Energy	4.0
Utilities	3.1
Other assets & liabilities, net	0.7

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

$4 billion–$15 billion	1.5
Under $4 billion	98.5

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Small-Cap Blend Index Fund returned 12.97% for the Institutional Class, compared with the 13.07% return of its benchmark, the Russell 2000® Index. For the year ended March 31, 2010, the fund returned 62.32%, versus 62.76% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small-cap issues outpace the broad U.S. market

During the six-month period, small-cap stocks outperformed the 12.19% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Small caps trailed the broader market in the fourth quarter of 2009 (3.87% versus 5.90%) but took the lead in the first quarter of 2010, as signs of a stabilizing global economy and improved corporate profits pushed the markets higher, particularly for small- and mid-cap stocks. During the three-month period, small caps advanced an impressive 8.85%, topping the broad market’s 5.94% gain by almost three percentage points.

          Within the small-cap category, both value and growth issues performed well for the six months. Small-cap value stocks rose 14.01%, while their growth counterparts climbed 12.07%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Small-Cap Blend Index Fund*	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	12.97%	62.32%	3.35%	9.85%
Retirement Class (inception: 10/1/2002)	12.88	61.84	3.10	9.57

Russell 2000 Index	13.07	62.76	3.36	9.93

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Small-Cap Blend Index Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

28	2010 Semiannual Report ▪ TIAA-CREF Funds

          The higher returns from small-cap stocks during the period reflect a longer trend. For the five years ended March 31, 2010, the Russell 2000 Index posted an average annual gain of 3.36%, compared with 2.39% for the Russell 3000 Index.

Broad-based sector advance drives the benchmark higher

All nine of the Russell 2000’s industry sectors posted positive returns, with seven generating double-digit gains. The largest contributions to the benchmark’s return came from the consumer discretionary, financial services and technology sectors, which rose 22.1%, 12.7% and 10.6%, respectively. Together, these three sectors made up more than half of the total market capitalization of the index on March 31, 2010. Strong returns from the benchmark’s materials and processing (up 14.1%) and producer durables (up 11.1%) sectors also helped lift the index.

          Only the energy and utilities sectors in the Russell 2000 Index failed to post double-digit gains, returning 8.7% and 7.9%, respectively.

Largest stocks in the benchmark post impressive gains

All of the five largest stocks in the Russell 2000 Index registered strong gains for the six-month period. The largest and second-largest stocks, biotechnology company Human Genome Sciences and airline UAL, advanced 60.5% and 112.1%, respectively. The rest of the top five stocks, in descending order of their market capitalization at the end of the period, performed as follows: Tupperware Brands, 22.0%; technology company 3Com, 46.7%; and insurance provider Assured Guaranty, 13.6%.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Small-Cap Blend Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,129.70	$0.48
Retirement Class	1,000.00	1,128.80	1.80

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	29

INTERNATIONAL EQUITY INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	36.9
Financial	25.2
Manufacturing & materials	21.5
Energy	7.8
Utilities	5.4
Technology	2.3
Other assets & liabilities, net	0.9

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	69.3
$4 billion–$15 billion	25.1
Under $4 billion	5.6

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The International Equity Index Fund returned 2.88% for the Institutional Class, compared with the 3.06% return of its benchmark, the MSCI EAFE Index. For the year ended March 31, 2010, the fund returned 53.83%, versus 54.44% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Foreign stocks rise but lag U.S. shares

During the six-month period, foreign stocks rose modestly amid the fledgling global economic recovery and an improving outlook for corporate profits. Most of the gains came in the fourth quarter of 2009, when the EAFE index—which tracks stocks in 21 developed nations outside North America—advanced 2.18%. The EAFE added another 0.87% in the first quarter of 2010.

          For the six months, the EAFE’s return was dwarfed by the 12.19% gain of the Russell 3000® Index, which measures the broad U.S. stock market.

          For the five years ended March 31, 2010, the average annual return of the EAFE index was 3.75%, versus 2.39% for the Russell 3000 Index.

Weaker foreign currencies erode gains for U.S. investors

In terms of local currencies, the EAFE rose 7.77% for the period. For U.S. investors, however, more than half of this gain was erased by a steep decline in the value of the EAFE’s currencies, especially the euro and the pound, relative to the dollar.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

International Equity Index Fund*	6 months	1 year		5 years		since fund inception

Institutional Class (inception: 10/1/2002)	2.88%	53.83%		3.80%		10.49%
Retirement Class (inception: 10/1/2002)	2.72	53.41		3.53		10.16
Premier Class (inception: 9/30/2009)	2.78	53.67	†	3.78	†	10.47	†

MSCI EAFE Index	3.06	54.44		3.75		10.59

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The International Equity Index Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

30	2010 Semiannual Report ▪ TIAA-CREF Funds

          The euro plunged on fears that a severe debt crisis in Greece, along with worsening fiscal conditions in Spain and Portugal, would derail Europe’s fragile economic recovery. Budget deficits and political uncertainty in the United Kingdom helped send the pound sharply lower. The yen remained relatively firm versus the dollar, despite Japan’s sluggish economy.

European and Pacific stocks produce mixed results

European stocks, which made up nearly two-thirds of the EAFE’s market capitalization on March 31, 2010, performed better in the last quarter of 2009 than in the first quarter of 2010, while stocks in the benchmark’s Pacific segment saw improved results in the latter. (All returns that follow are expressed in terms of U.S. dollars.)

          Benchmark stocks in Europe returned 3.2% in the fourth quarter and –1.8% in the first quarter. Shares in the United Kingdom, France and Switzerland—the EAFE’s three largest European components in terms of market capitalization at period-end—returned –0.6%, –3.9% and 4.0%, respectively, in the first quarter.

          The benchmark’s Pacific segment eked out a 0.1% gain in the fourth quarter and climbed 6.3% in the first quarter. Japanese stocks, the largest component of the Pacific segment and more than one-fifth of the EAFE’s total market capitalization at the end of the period, returned –2.8% and 8.2% in the two quarters, respectively. Pacific markets outside of Japan, which have much smaller market capitalizations, gained 5.2% and 3.1% in the corresponding quarters.

          Returns of the five largest stocks in the EAFE index varied widely. Switzerland’s Nestlé gained 20.6%, while Australian mining giant BHP Billiton rose 21.5%. British oil company BP climbed 10.1%. The weakest performers among the top five were British bank HSBC Holdings, which returned –10.1%, and French energy company Total, which returned 0.6%.

EXPENSE EXAMPLE

Six months ended March 31, 2010

International Equity Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,028.80	$0.56
Retirement Class	1,000.00	1,027.20	1.82
Premier Class	1,000.00	1,027.80	1.31

5% annual hypothetical return
Institutional Class	1,000.00	1,024.38	0.56
Retirement Class	1,000.00	1,023.14	1.82
Premier Class	1,000.00	1,023.64	1.31

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.11% for the Institutional Class, 0.36% for the Retirement Class and 0.26% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	31

ENHANCED INTERNATIONAL EQUITY INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	35.6
Financial	25.2
Manufacturing & materials	21.8
Energy	7.8
Utilities	5.3
Technology	3.9
Other assets & liabilities, net	0.4

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	68.5
$4 billion–$15 billion	24.5
Under $4 billion	7.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Enhanced International Equity Index Fund returned 2.97%, compared with the 3.06% return of its benchmark, the MSCI EAFE Index. For the year ended March 31, 2010, the fund returned 52.18%, versus 54.44% for the index.

Foreign stocks rise but lag U.S. shares

During the six-month period, foreign stocks rose modestly amid the fledgling global economic recovery and an improving outlook for corporate profits. Most of the gains came in the fourth quarter of 2009, when the EAFE index—which tracks stocks in 21 developed nations outside North America—advanced 2.18%. The EAFE added another 0.87% in the first quarter of 2010.

          For the six months, the EAFE’s return was dwarfed by the 12.19% gain of the Russell 3000® Index, which measures the broad U.S. stock market.

          European stocks, which made up nearly two-thirds of the EAFE’s market capitalization on March 31, 2010, returned 3.2% in the fourth quarter and –1.8% in the first quarter. The benchmark’s Pacific segment eked out a 0.1% gain in the fourth quarter and climbed 6.3% in the first quarter.

Weaker foreign currencies erode gains for U.S. investors

In terms of local currencies, the EAFE rose 7.77% for the period. For U.S. investors, however, more than half of this gain was erased by a steep decline in the value of the EAFE’s currencies, especially the euro and the pound, relative to the dollar.

          The euro plunged on fears that a severe debt crisis in Greece, along with worsening fiscal conditions in Spain and Portugal, would derail Europe’s fragile economic recovery. Budget deficits and political uncertainty in the United

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Enhanced International Equity Index Fund*	6 months	1 year	since inception

Institutional Class (inception: 11/30/2007)	2.97%	52.18%	–13.83%

MSCI EAFE Index	3.06	54.44	–12.32

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Enhanced International Equity Index Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

32	2010 Semiannual Report ▪ TIAA-CREF Funds

Kingdom helped send the pound sharply lower. The yen remained relatively firm versus the dollar, despite Japan’s sluggish economy.

Stock selections keep the fund’s return close to its benchmark’s

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s return, relative to that of its benchmark. Among the positions that helped relative performance were larger-than-benchmark weightings in two British mining companies, Rio Tinto and Eurasian Natural Resources, which soared 40.0% and 29.4%, respectively. Underweight positions that contributed positively to the fund’s performance included three banks that recorded weak or negative results for the period: Germany’s Deutsche Bank, Spain’s Banco Bilbao Vizcaya Argentaria and Italy’s Unicredito Italiano.

          Other holdings detracted from the fund’s relative return. These included overweight positions in Porsche and in two banks, Austria’s Raiffeisen International and the National Bank of Greece. These three stocks suffered double-digit losses during the six months. A lower-than-benchmark weighting in British mining company Anglo American, whose stock soared 36.8%, also trimmed the fund’s relative return.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Enhanced International Equity Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,029.70	$2.68

5% annual hypothetical return
Institutional Class	1,000.00	1,022.29	2.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	33

ENHANCED LARGE-CAP GROWTH INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	33.2
Technology	30.0
Manufacturing & materials	16.1
Health care	10.0
Financial	6.3
Energy	3.3
Utilities	1.0
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	70.4
$4 billion–$15 billion	22.6
Under $4 billion	7.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Enhanced Large-Cap Growth Index Fund returned 13.00%, compared with the 12.96% return of its benchmark, the Russell 1000® Growth Index. For the year ended March 31, 2010, the fund returned 48.57%, versus 49.75% for the index.

Large-cap growth stocks outpace the broader U.S. market

During the six-month period, large-cap growth stocks outperformed the 12.19% return of the broader U.S. stock market, as measured by the Russell 3000® Index. Large-cap growth stocks also finished ahead of large-cap value stocks, which posted a return of 11.28%. However, within the growth category, large caps lagged the 14.88% gain of mid-cap stocks but outpaced the 12.07% return of small-cap issues. (Investment-style and capitalization-size returns are based on the Russell indexes.)

Economically sensitive sectors lead the way

During the six months, eight of the Russell 1000 Growth Index’s nine industry sectors posted positive results, with six achieving double-digit gains. With economic growth and corporate earnings improving, the top-performing sectors were those with the greatest sensitivity to broader economic trends; these sectors have historically tended to perform well during a recovery. Among the top drivers of the benchmark were producer durables (up 17.9%), consumer discretionary (up 16.4%) and technology (up 13.6%). Together, these three sectors made up more than one-half of the benchmark’s market capitalization on March 31, 2010. Health care stocks also posted a strong return (up 12.6%), as investors learned the final shape of health care reform legislation.

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Enhanced Large-Cap Growth Index Fund	6 months	1 year	since inception

Institutional Class (inception: 11/30/2007)	13.00%	48.57%	–5.05%

Russell 1000 Growth Index	12.96	49.75	–5.30

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

34	2010 Semiannual Report ▪ TIAA-CREF Funds

          The only sector of the Russell 1000 Growth Index to post a loss was utilities, a relatively small portion of the benchmark. This sector, pressured by slower earnings growth, dropped 2.6%. Materials and processing and energy stocks also trailed the broader market, returning 9.2% and 3.9%, respectively.

          All of the five largest stocks in the Russell 1000 Growth Index produced gains for the period. The largest and second-largest stocks, Microsoft and Apple, generated robust returns of 14.9% and 26.8%, respectively, behind strong product rollouts. The rest of the top five stocks, in descending order of their market capitalization on March 31, 2010, performed as follows: IBM, 8.2%; Cisco Systems, 10.6%; and Johnson & Johnson, 8.8%.

Favorable stock selection is key to the fund’s performance

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the six-month period, stock selections using the fund’s enhanced indexing methodology had both positive and negative effects on performance, but the net result was to lift the fund’s return above its benchmark’s. The consumer sector proved to be an area of opportunity; the top three contributors to the fund’s outperformance were overweights in Estée Lauder, Amazon.com and publisher McGraw-Hill. The fund also benefited from underweight positions in agricultural giant Monsanto and financial services provider State Street.

          Among the fund’s holdings that partly offset these positive results were overweights in education company Apollo Group and telecommunications firm Qualcomm, as well as underweights in online prescription provider Express Scripts and Visa.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Enhanced Large-Cap Growth Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,130.00	$2.12

5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	35

ENHANCED LARGE-CAP VALUE INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Financial	25.4
Energy	17.4
Manufacturing & materials	16.7
Consumer products & services	15.8
Technology	11.2
Health care	7.8
Utilities	6.2
Other assets & liabilities, net	–0.5

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	65.7
$4 billion–$15 billion	21.2
Under $4 billion	13.1

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Enhanced Large-Cap Value Index Fund returned 10.55%, compared with the 11.28% return of its benchmark, the Russell 1000® Value Index. For the year ended March 31, 2010, the fund returned 52.12%, versus 53.56% for the index.

Large-cap value stocks trail the broad market

During the six-month period, large-cap value stocks lagged the 12.19% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The broader index was boosted primarily by the 12.96% return of large-cap growth issues.

          Within the value category, the best performers were mid caps, which gained 15.32%; small-cap issues returned 14.01%. Stocks of both sizes were helped by investors’ growing appetite for risk as the economic picture improved. (Investment-style and capitalization-size returns are based on the Russell indexes.)

Signs of recovery lift economically sensitive sectors

All nine industry sectors of the Russell 1000 Value Index posted positive returns for the six-month period, and five recorded double-digit gains. With monthly job losses leveling off and corporate profits rising, investors favored economically sensitive stocks that historically have tended to perform well during a recovery. These included consumer discretionary (up 23.1%) and producer durables (up 20.0%).

          Index performance was constrained by returns in the energy sector, which made up nearly one-fifth of the market capitalization of the Russell 1000 Value Index on March 31, 2010, and posted a return of 6.8%. Financial services, which constituted more than a quarter of the index, was another lagging sector,

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Enhanced Large-Cap Value Index Fund	6 months	1 year	since inception

Institutional Class (inception: 11/30/2007)	10.55%	52.12%	–9.08%

Russell 1000 Value Index	11.28	53.56	–9.15

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Enhanced Large-Cap Value Index Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

36	2010 Semiannual Report ▪ TIAA-CREF Funds

gaining 7.9%. The weakest performance came from utilities, a defensive sector usually preferred when economic prospects are worsening; that sector returned 4.0% for the period.

          Results varied sharply for the five largest stocks in the Russell 1000 Value Index. In descending order of their market capitalization at the end of the period, the five stocks performed as follows: Exxon Mobil, –1.2%; General Electric, 12.3%; Bank of America, 5.6%; JPMorgan Chase, 2.4%; and AT&T, –1.4%.

Stock choices detract from relative performance

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the six-month period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s return, but the net result was to lower the fund’s return relative to its benchmark’s. Among the largest individual detractors from relative performance were an underweight position in Boeing and overweight holdings in utility AES, Goldman Sachs and Discover Financial Services.

          These detractors were partly offset by other, successful stock selections, including overweight positions in international mining company Cliffs Natural Resources, fertilizer producer Terra Industries and IMS Health, a provider of market intelligence to the pharmaceutical and health care industries.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Enhanced Large-Cap Value Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,105.50	$2.10

5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	37

SOCIAL CHOICE EQUITY FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Consumer products & services	28.4
Technology	19.0
Financial	15.0
Manufacturing & materials	14.5
Health care	8.3
Energy	8.1
Utilities	6.4
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	63.8
$4 billion–$15 billion	23.3
Under $4 billion	12.9

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Social Choice Equity Fund returned 13.34% for the Institutional Class, compared with the 12.19% return of its benchmark, the Russell 3000® Index. For the year ended March 31, 2010, the fund returned 55.77%, versus 52.44% for the index. The table below shows returns for all share classes of the fund. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions lift the fund’s return

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks produced mixed results during the six-month period, but the net effect was to increase the fund’s return relative to that of its benchmark.

          The fund outpaced its benchmark by more than one percentage point largely because it excluded Exxon Mobil, the largest stock in the index in terms of market capitalization as of March 31, 2010. Exxon Mobil lost 1.2% for the period.

          The fund also benefited during the six-month period by avoiding a number of large-cap financial companies. Chief among these were Citigroup (down 16.3%), Goldman Sachs (down 7.0%), Morgan Stanley (down 4.8%), JPMorgan Chase (up 2.4%) and Bank of America (up 5.6%). The financial sector failed to keep pace with the broad market’s double-digit rally because of continued uncertainty about the housing and credit markets. The absence of AT&T, Coca-Cola and pharmaceutical giant Pfizer also aided relative results since these stocks underperformed the Russell 3000 Index for the period.

          In contrast, relative performance suffered from the exclusion of Apple, which rose 26.8% due to stronger-than-expected earnings and investor enthusiasm

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Social Choice Equity Fund	6 months	1 year		5 years		10 years

Institutional Class (inception: 7/1/1999)	13.34%	55.77%		3.20%		0.40%
Retirement Class (inception: 10/1/2002)	13.21	55.26		2.90		0.16	*
Retail Class (inception: 3/31/2006)	13.35	55.48		3.12	*	0.36	*
Premier Class (inception: 9/30/2009)	13.19	55.56	*	3.18	*	0.39	*

Russell 3000 Index	12.19	52.44		2.39		–0.07

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Social Choice Equity Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

38	2010 Semiannual Report ▪ TIAA-CREF Funds

about the company’s current and upcoming portfolio of products. The absence of Boeing, Visa and HMO UnitedHealth Group, which rose 36.2%, 32.1% and 30.5%, respectively, also negatively impacted returns.

Statistical techniques help to limit the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

          The fund’s outperformance of its benchmark was aided by overweight positions in health benefits company WellPoint (up 35.9%), entertainment conglomerate Liberty Media (up 39.5%), Walt Disney (up 28.6%), Emerson Electric (up 27.6%) and agricultural equipment maker Deere & Company (up 39.9%).

          An overweight position in Ford, which advanced 74.3% over the six months and 378.0% for the one-year period ended March 31, 2010, also boosted the fund’s return. Ford’s strong performance was largely the result of the company’s better-than-expected monthly sales figures and continued weakness among its largest U.S. competitors, General Motors and Chrysler.

          The positive effects of these holdings were partly offset by several other overweight positions that underperformed the broad market and detracted from the fund’s relative returns. These included investments in three energy companies: Chesapeake Energy, National Oilwell Varco and Devon Energy, which fell 16.3%, 3.3% and 3.9%, respectively. In addition, overweight stakes in financial services provider State Street, utility FPL Group and biotechnology companies Amgen and Gilead Sciences also reduced results slightly during the period.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Social Choice Equity Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,133.40	$1.06
Retirement Class	1,000.00	1,132.10	2.39
Retail Class	1,000.00	1,133.50	1.76
Premier Class	1,000.00	1,131.90	1.91

5% annual hypothetical return
Institutional Class	1,000.00	1,023.93	1.01
Retirement Class	1,000.00	1,022.69	2.27
Retail Class	1,000.00	1,023.29	1.66
Premier Class	1,000.00	1,023.14	1.82

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.20% for the Institutional Class, 0.45% for the Retirement Class, 0.33% for the Retail Class and 0.36% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	39

REAL ESTATE SECURITIES FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Specialized REITs	30.8
Retail REITs	27.0
Office REITs	12.2
Residential REITs	10.8
Diversified REITs	8.6
Industrial REITs	3.9
Office Electronics	1.8
Hotels, restaurants & leisure	1.0
Futures	0.4
Short-term investments	3.4
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments as of 3/31/2010

Over $15 billion	16.6
$4 billion–$15 billion	50.3
Under $4 billion	33.1

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Real Estate Securities Fund returned 21.59% for the Institutional Class, compared with the 20.35% return of its benchmark, the FTSE NAREIT Equity REITs Index. For the year ended March 31, 2010, the fund returned 105.69%, versus 106.68% for the index. The table below shows returns for all share classes of the fund.

Rally in REITs continues into its fourth quarter

When the subprime crisis began in late 2007, real estate investment trusts (REITs) were one of the hardest-hit sectors of the U.S. stock market. By the end of March 2009, REITs were down 58.16% for the preceding twelve months, while the broad U.S. market, as measured by the Russell 3000® Index, had fallen 38.20%.

          U.S. stocks rebounded in March 2009, and gains for REITs soon surpassed those of the broader market. During the six months covered by this report, REITs continued their strong recovery. The fund’s benchmark index returned 9.39% for the fourth quarter of 2009 and 10.02% for the first quarter of 2010. For the twelve months ended March 31, 2010, the benchmark was up an extraordinary 106.68%.

REITs outpace both stocks and bonds

Many investors use REITs as an income-generating investment, viewing them as an alternative to bonds. For the six months, REITs strongly outperformed the 1.99% return of the U.S. investment-grade, fixed-rate bond market, as measured

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Real Estate Securities Fund	6 months	1 year		5 years		since fund inception

Institutional Class (inception: 10/1/2002)	21.59%	105.69%		1.63%		9.40%
Retirement Class (inception: 10/1/2002)	21.50	105.30		1.50		9.23
Retail Class (inception: 10/1/2002)	21.51	105.20		1.56		9.24
Premier Class (inception: 9/30/2009)	21.65	105.79	*	1.64	*	9.41	*

FTSE NAREIT Equity REITs Index	20.35	106.68		3.80		9.93

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

The Real Estate Securities Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

40	2010 Semiannual Report ▪ TIAA-CREF Funds

by the Barclays Capital U.S. Aggregate Bond Index. They also outpaced the 12.19% return of U.S. stocks, as measured by the Russell 3000 Index.

          For the five years ended March 31, 2010, the fund’s benchmark posted an average annual return of 3.80%, while the Barclays Capital aggregate index returned an average of 5.44%. Both REITs and the broad U.S. bond market outperformed U.S. stocks during the five years, when the average annual return of the Russell 3000 Index was 2.39%.

Stock selections lift the fund above the benchmark

The fund outperformed its benchmark index because of numerous favorable stock choices. These included an out-of-benchmark holding, General Growth Properties, which operates regional malls throughout the United States.

          The fund also benefited by holding overweight positions in many stocks within the benchmark, including two mall operators, Glimcher Realty Trust and Macerich; Sunstone Hotel Investors, whose holdings include the Marriott, Hyatt and Hilton brands; and ProLogis, which manages distribution facilities in North America, Europe and Asia.

          These positive results were partly offset by several unfavorable stock selections, such as overweight holdings in Regency Centers, a nationwide owner of retail shopping centers; American Campus Communities, which manages student housing at many colleges and universities; and EastGroup Properties, which operates industrial properties in the Sunbelt regions.

          Underweight positions included Equity Residential, an owner and operator of multifamily properties, and Pennsylvania Real Estate Investment Trust, a mall operator in the Mid-Atlantic states. Both of these stocks performed well during the period, and underweighting them trimmed returns slightly.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Real Estate Securities Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,215.90	$3.09
Retirement Class	1,000.00	1,215.00	4.47
Retail Class	1,000.00	1,215.10	3.81
Premier Class	1,000.00	1,216.50	3.98

5% annual hypothetical return
Institutional Class	1,000.00	1,022.14	2.82
Retirement Class	1,000.00	1,020.89	4.08
Retail Class	1,000.00	1,021.49	3.48
Premier Class	1,000.00	1,021.34	3.63

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.56% for the Institutional Class, 0.81% for the Retirement Class, 0.69% for the Retail Class and 0.72% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	41

MANAGED ALLOCATION FUND

PORTFOLIO COMPOSITION

Fund	% of net assets as of 3/31/2010

Bond Plus Fund	39.7
Enhanced Large-Cap Growth Index Fund	10.4
Enhanced Large-Cap Value Index Fund	10.3
International Equity Fund	7.6
Enhanced International Equity Index Fund	7.6
Large-Cap Growth Fund	7.0
Large-Cap Value Fund	6.9
Growth & Income Fund	5.9
Small-Cap Equity Fund	3.6
Mid-Cap Value Fund	0.5
Mid-Cap Growth Fund	0.5

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Managed Allocation Fund returned 7.54% for the Institutional Class, compared with the 6.78% return of its benchmark, the Managed Allocation Composite Index. For the year ended March 31, 2010, the fund returned 36.10%, versus 33.45% for its composite index. The table below shows returns for all share classes of the fund.

U.S. stocks outpace foreign issues

The Russell 3000® Index, a broad measure of the U.S. stock market, rose 12.19% for the period, after declining 6.42% for the twelve months ended September 30, 2009. As the U.S. economy slowly recovered from the sharp downturn that officially began in December 2007, as determined by the National Bureau of Economic Research, investors regained confidence and moved back into domestic stocks. Better-than-expected corporate profits and a modest decline in unemployment helped send stocks soaring. The Russell 3000 advanced 5.90% in the fourth quarter of 2009 and 5.94% in the first quarter of 2010.

          The MSCI EAFE Index, which measures stock performance in 21 developed nations outside North America, gained 3.06% in dollar terms during the six months. The rising value of the dollar relative to the euro and pound reduced foreign stock returns for U.S. investors. The euro struggled under the twin burdens of slow economic growth and low interest rates in Europe, which helped trigger a debt crisis in Greece. In terms of local currencies, the EAFE returned 7.77% for the period.

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Managed Allocation Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	7.54%	36.10%	1.61%
Retirement Class (inception: 3/31/2006)	7.54	35.78	1.36
Retail Class (inception: 3/31/2006)	7.49	35.90	1.58

Managed Allocation Composite Index*	6.78	33.45	2.53

Russell 3000 Index	12.19	52.44	–0.38

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

At March 31, 2010, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays Capital U.S. Aggregate Bond Index; and 15.0% MSCI EAFE Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

42	2010 Semiannual Report ▪ TIAA-CREF Funds

Corporate bonds outshine Treasury securities

For the six-month period, the broad U.S. investment-grade, fixed-rate bond market returned 1.99%, as measured by the Barclays Capital U.S. Aggregate Bond Index. Most of that occurred in the period’s second half, when the index gained 1.78%.

          As the economy improved, fixed-income investors showed an increased appetite for risk. They abandoned the safety and low yields of U.S. Treasury securities for the potentially higher returns of corporate bonds, which pushed up the prices of these issues. Corporate securities posted a return of 3.7% for the period, compared with –0.2% for Treasuries.

The fund outperforms its composite benchmark

All of the underlying components of the Managed Allocation Fund advanced during the period. The fund’s absolute return was boosted by double-digit returns from its equity components, including the Enhanced Large-Cap Growth Index Fund (up 13.00%), the Large-Cap Growth Fund (up 12.24%) and the Enhanced Large-Cap Value Index Fund (up 10.55%). (All fund returns are for the Institutional Class.) Together, these three components made up nearly 28% of the fund’s net assets on March 31, 2010.

          The fund invests in three sectors of the financial markets: U.S. equities, as measured by the Russell 3000 Index; international equities, represented by the MSCI EAFE Index; and fixed income, as measured by the Barclays Capital U.S. Aggregate Bond Index. These three indexes comprise the fund’s composite benchmark.

          The fund outpaced its composite benchmark for the period primarily because of the strong relative performance of the Bond Plus Fund, which topped the return of the Barclays Capital aggregate index by more than two percentage points. The largest component of the Managed Allocation Fund, the Bond Plus Fund, made up almost 40% of the fund’s net assets at period-end.

          Several of the fund’s equity components also contributed to its outperformance. The International Equity Fund topped the EAFE index by over four percentage points, while the fund’s largest equity component, the Enhanced Large-Cap Growth Index Fund, outpaced the Russell 3000 Index by nearly a percentage point.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Managed Allocation Fund	Institutional Class	Retirement Class	Retail Class

Actual return
Starting fund value (10/1/09)	$1,000.00	$1,000.00	$1,000.00
Ending fund value (3/31/10)	1,075.40	1,075.40	1,074.90
Expenses paid* (10/1/09–3/31/10)	0.00	1.29	0.52
Effective expenses paid† (10/1/09–3/31/10)	2.17	3.47	2.69

5% annual hypothetical return
Starting fund value (10/1/09)	$1,000.00	$1,000.00	$1,000.00
Ending fund value (3/31/10)	1,022.84	1,021.59	1,022.34
Expenses paid* (10/1/09–3/31/10)	0.00	1.26	0.50
Effective expenses paid† (10/1/09–3/31/10)	2.12	3.38	2.62

*

“Expenses paid” is based on the fund’s own actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.10% for the Retail Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Effective expenses paid” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized, weighted, average expense ratio was 0.42% for the Institutional Class, 0.67% for the Retirement Class and 0.52% for the Retail Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	43

BOND FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Mortgage-backed securities & commercial mortgage-backed securities	36.5
Corporate bonds	24.6
U.S. Treasury securities	16.7
Foreign government & corporate bonds denominated in U.S. dollars	8.6
U.S. agency securities	5.8
Asset-backed securities	2.2
Municipal bonds	0.2
Short-term investments	15.0
Other assets & liabilities, net	–9.6

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Bond Fund returned 2.09% for the Institutional Class, compared with the 1.99% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the year ended March 31, 2010, the fund returned 8.28%, versus 7.69% for the index. The table below shows returns for all share classes of the fund.

The economy continues to recover

During the period, the U.S. economy slowly emerged from the steep downturn that had plagued it since December 2007, the official start of the current recession, as determined by the National Bureau of Economic Research. Gross domestic product, which had risen at an annual rate of 2.2% in the third quarter of 2009, following four successive quarters of contraction, jumped 5.6% in the fourth quarter. Nevertheless, the output of goods and services in the United States remained 2.4% below what it had been one year earlier.

          Unemployment climbed to 10.1% in October 2009, with almost 225,000 jobs lost during that month. In March 2010, unemployment stood at 9.7%, but more than 160,000 new jobs were created.

          Amid these mixed economic conditions, the Federal Reserve maintained its target for the federal funds rate within an exceptionally low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Bonds produce moderate gains after a remarkable year

The Barclays Capital U.S. Aggregate Bond Index, which returned 10.56% for the twelve months ended September 30, 2009, gained just 1.99% for the reporting period.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Bond Fund	6 months	1 year		5 years		10 years

Institutional Class (inception: 7/1/1999)	2.09%	8.28%		4.91%		6.05%
Retirement Class (inception: 3/31/2006)	1.96	8.05		4.69	*	5.94	*
Retail Class (inception: 3/31/2006)	2.02	8.14		4.79	*	6.00	*
Premier Class (inception: 9/30/2009)	2.01	8.19	*	4.89	*	6.05	*

Barclays Capital U.S. Aggregate Bond Index	1.99	7.69		5.44		6.29

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

44	2010 Semiannual Report ▪ TIAA-CREF Funds

          As the economy improved in the final quarter of 2009, investors abandoned the relative safety, and low yields, of U.S. Treasury and agency securities for the potentially higher returns of lower-grade corporate bonds, which are not part of the Barclays Capital aggregate index, reducing the index’s return to 0.20%.

          However, in the first quarter of 2010, investors worried about the ability of Greece and several other European nations to meet their debt obligations. With some investors once again turning to higher-quality corporate and government securities, the index returned 1.78% for the three months.

Corporate securities outpace Treasuries

As investors’ appetite for risk resumed, the commercial mortgage-backed sector became the market’s top performer, returning 12.7%. Corporate bonds returned 3.7%, and asset-backed securities gained 3.6%. Conversely, U.S. Treasury securities posted a loss of 0.2%, while agency securities gained only 1.2%.

          During the six months, the yield on 2-year Treasury notes rose to 1.02% at period-end from 0.95% at the beginning of the six months. The 10-year yield increased to 3.84% from 3.31%.

The fund tops its benchmark

For the six months, the fund slightly outperformed the Barclays Capital aggregate index, outpacing its benchmark in both quarters. The fund’s higher return was primarily due to advantageous sector weightings, relative to those of its benchmark.

          An underweight holding in lagging U.S. Treasury securities benefited the fund’s relative return by enabling it to hold overweight positions in well-performing corporate bonds and asset-backed securities. Within the U.S. agency sector, a substantial overweight position in Federal Deposit Insurance Corporation-insured securities, issued as part of that agency’s economic stimulus program, also boosted returns. However, a continuing underweight in mortgage-backed securities trimmed returns slightly.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Bond Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,020.90	$1.66
Retirement Class	1,000.00	1,019.60	2.92
Retail Class	1,000.00	1,020.20	2.32
Premier Class	1,000.00	1,020.10	2.47

5% annual hypothetical return
Institutional Class	1,000.00	1,023.29	1.66
Retirement Class	1,000.00	1,022.04	2.92
Retail Class	1,000.00	1,022.64	2.32
Premier Class	1,000.00	1,022.49	2.47

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.33% for the Institutional Class, 0.58% for the Retirement Class, 0.46% for the Retail Class and 0.49% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is expected to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	45

BOND PLUS FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Mortgage-backed securities & commercial mortgage-backed securities	32.9
Corporate bonds	31.2
Foreign government & corporate bonds denominated in U.S. dollars	16.6
U.S. Treasury securities	7.9
Asset-backed securities	4.9
Mutual funds	0.9
U.S. agency securities	0.6
Municipal bonds	0.2
Short-term investments	6.3
Other assets & liabilities, net	–1.5

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Bond Plus Fund returned 4.00% for the Institutional Class, compared with the 1.99% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the year ended March 31, 2010, the fund returned 13.26%, versus 7.69% for the index. The table below shows returns for all share classes of the fund.

The economy continues to recover

During the period, the U.S. economy slowly emerged from the steep downturn that had plagued it since December 2007, the official start of the current recession, as determined by the National Bureau of Economic Research. Gross domestic product, which had risen at an annual rate of 2.2% in the third quarter of 2009, following four successive quarters of contraction, jumped 5.6% in the fourth quarter. Nevertheless, the output of goods and services in the United States remained 2.4% below what it had been one year earlier.

          Unemployment climbed to 10.1% in October 2009, with almost 225,000 jobs lost during that month. In March 2010, unemployment stood at 9.7%, but more than 160,000 new jobs were created.

          Amid these mixed economic conditions, the Federal Reserve maintained its target for the federal funds rate within an exceptionally low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Bonds produce moderate gains after a remarkable year

The Barclays Capital U.S. Aggregate Bond Index, which returned 10.56% for the twelve months ended September 30, 2009, gained just 1.99% for the reporting period.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Bond Plus Fund	6 months	1 year		since fund inception

Institutional Class (inception: 3/31/2006)	4.00%	13.26%		5.01%
Retirement Class (inception: 3/31/2006)	3.87	12.97		4.77
Retail Class (inception: 3/31/2006)	3.95	13.08		4.91
Premier Class (inception: 9/30/2009)	3.93	13.17	*	5.00	*

Barclays Capital U.S. Aggregate Bond Index	1.99	7.69		6.25

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

46	2010 Semiannual Report ▪ TIAA-CREF Funds

          As the economy improved in the final quarter of 2009, investors abandoned the relative safety, and low yields, of U.S. Treasury and agency securities for the potentially higher returns of lower-grade corporate bonds, which are not part of the Barclays Capital aggregate index, reducing the index’s return to 0.20%.

          However, in the first quarter of 2010, investors worried about the ability of Greece and several other European nations to meet their debt obligations. With some investors once again turning to higher-quality corporate and government securities, the index returned 1.78% for the three months.

Corporate securities outpace Treasuries

As investors’ appetite for risk resumed, the commercial mortgage-backed sector became the market’s top performer, returning 12.7%. Corporate bonds returned 3.7%, and asset-backed securities gained 3.6%. Conversely, U.S. Treasury securities posted a loss of 0.2%, while agency securities gained only 1.2%.

          During the six months, the yield on 2-year Treasury notes rose to 1.02% at period-end from 0.95% at the beginning of the six months. The 10-year yield increased to 3.84% from 3.31%.

The fund’s investment strategies pay off

For the six months, the fund topped the Barclays Capital aggregate index by just over two percentage points, outpacing its benchmark in both quarters. The fund’s outperformance was primarily due to advantageous sector weightings, relative to its benchmark’s.

          Significant underweight holdings in lagging U.S. Treasury and agency securities benefited the fund’s relative return by allowing it to hold substantial overweight positions in well-performing corporate bonds and asset-backed securities. Overweight investments in Federal Deposit Insurance Corporation-insured securities, issued as part of that agency’s economic stimulus program, also boosted returns.

          At the same time, overweight holdings in higher-yielding corporate securities and a position in emerging market securities, which are not included in the benchmark, contributed to the fund’s outperformance. However, a continuing underweight in mortgage-backed securities trimmed returns slightly.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Bond Plus Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,040.00	$1.78
Retirement Class	1,000.00	1,038.70	3.05
Retail Class	1,000.00	1,039.50	2.29
Premier Class	1,000.00	1,039.30	2.54

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retirement Class	1,000.00	1,021.94	3.02
Retail Class	1,000.00	1,022.69	2.27
Premier Class	1,000.00	1,022.44	2.52

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.60% for the Retirement Class, 0.45% for the Retail Class and 0.50% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	47

SHORT-TERM BOND FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

U.S. Treasury securities	32.9
Corporate bonds	29.0
U.S. agency securities	15.4
Foreign government & corporate bonds denominated in U.S. dollars	10.2
Asset-backed securities	3.8
Mortgage-backed securities & commercial mortgage-backed securities	1.0
Short-term investments	6.2
Other assets & liabilities, net	1.5

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Short-Term Bond Fund returned 2.03% for the Institutional Class, compared with the 1.63% return of its benchmark, the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. For the year ended March 31, 2010, the fund returned 6.99%, versus 5.31% for the index. The table below shows returns for all share classes of the fund.

The economy continues to recover

During the period, the U.S. economy slowly emerged from the steep downturn that had plagued it since December 2007, the official start of the current recession, as determined by the National Bureau of Economic Research. Gross domestic product, which had risen at an annual rate of 2.2% in the third quarter of 2009, following four successive quarters of contraction, jumped 5.6% in the fourth quarter. Nevertheless, the output of goods and services in the United States remained 2.4% below what it had been one year earlier.

          Unemployment climbed to 10.1% in October 2009, with almost 225,000 jobs lost during that month. In March 2010, unemployment stood at 9.7%, but more than 160,000 new jobs were created.

          Amid these mixed economic conditions, the Federal Reserve maintained its target for the federal funds rate within an exceptionally low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Short-term securities lag the broader bond market

The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index, which returned 7.92% in the twelve months ended September 30, 2009, gained just

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Short-Term Bond Fund	6 months	1 year		since fund inception

Institutional Class (inception: 3/31/2006)	2.03%	6.99%		4.71%
Retirement Class (inception: 3/31/2006)	1.90	6.71		4.47
Retail Class (inception: 3/31/2006)	1.97	6.83		4.61
Premier Class (inception: 9/30/2009)	2.05	7.01	*	4.71	*

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index	1.63	5.31		5.58

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

48	2010 Semiannual Report ▪ TIAA-CREF Funds

1.63% for the six months of the reporting period. The fund’s benchmark lagged the 1.99% return of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

          As the U.S. economy improved in the final quarter of 2009, investors sought the potentially higher returns of longer-term issues, and those of asset-backed and commercial mortgage-backed securities, which are not part of the benchmark, and the benchmark returned just 0.43%. However, in the first quarter of 2010, the benchmark gained 1.20%, when some investors again turned to shorter-term debt securities amid concerns that stimulus efforts in the United States might increase domestic inflation. Short-term debt is attractive when inflation ticks upward, because it can often be quickly rolled over at higher yields.

Corporate securities outpace other short-term bond sectors

With investors generally showing an increased appetite for risk, short-term corporate bonds returned 3.9%. U.S. agency and other government-related securities gained 1.3%, while U.S. Treasury securities posted a return of 0.8%.

          During the six months, the yield on 2-year Treasury notes rose to 1.02% at period-end from 0.95% at the beginning of the six months. The 5-year yield increased to 2.55% from 2.31%.

The fund tops its benchmark

The fund outperformed its benchmark for the six months and outpaced it in both quarters. The fund’s higher return was primarily due to advantageous sector weightings.

          An underweight holding in lagging U.S. Treasury securities benefited the fund’s relative return by enabling it to hold overweight positions in well-performing corporate bonds. Within the U.S. agency sector, a substantial overweight in Federal Deposit Insurance Corporation–insured securities, issued as part of that agency’s economic stimulus program, also boosted performance. In addition, an out-of-benchmark position in asset-backed securities substantially contributed to the fund’s outsized relative return.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Short-Term Bond Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,020.30	$1.51
Retirement Class	1,000.00	1,019.00	2.77
Retail Class	1,000.00	1,019.70	2.06
Premier Class	1,000.00	1,020.50	2.27

5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,022.89	2.07
Premier Class	1,000.00	1,022.69	2.27

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.55% for the Retirement Class, 0.41% for the Retail Class and 0.45% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	49

HIGH-YIELD FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 3/31/2010

Less than 1 year	0.6
1–3 years	5.1
3–5 years	26.3
5–10 years	61.3
Greater than 10 years	6.7

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of portfolio investments as of 3/31/2010

Baa/BBB	2.1
Ba/BB	43.8
B/B	47.1
Below B/B	7.0

Total	100.0

*	These figures are an average based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The High-Yield Fund returned 8.28% for the Institutional Class, compared with the 9.07% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the year ended March 31, 2010, the fund returned 40.92%, versus 42.86% for the index. The table below shows returns for all share classes of the fund.

High-yield bonds record five consecutive strong quarters

During the six months, the U.S. economy slowly emerged from the steep downturn that had plagued it since December 2007, the official start of the current recession, as determined by the National Bureau of Economic Research. Gross domestic product, which had risen at an annual rate of 2.2% in the third quarter of 2009, following four successive quarters of contraction, jumped 5.6% in the fourth quarter. Nevertheless, the output of goods and services in the United States remained 2.4% below what it had been one year earlier.

          The rebound in the high-yield bond market that began in the first quarter of 2009 continued throughout the year and into the first quarter of 2010, despite rising yields for long-term U.S. Treasury securities and uncertainty about the strength of the nation’s economic recovery. Credit markets were helped by the decision of the Federal Reserve in early 2009 to guarantee the purchase of hard-to-sell securities and by the Fed’s offer of inexpensive loans to encourage private investment in them.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

High-Yield Fund*	6 months	1 year		since fund inception

Institutional Class (inception: 3/31/2006)	8.28%	40.92%		6.95%
Retirement Class (inception: 3/31/2006)	8.14	40.57		6.67
Retail Class (inception: 3/31/2006)	8.19	40.73		6.88
Premier Class (inception: 9/30/2009)	8.20	40.81	†	6.93	†

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	9.07	42.86		6.55

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

50	2010 Semiannual Report ▪ TIAA-CREF Funds

          The fund’s benchmark index returned 4.65% for the fourth quarter of 2009 and 4.22% for the first quarter of 2010. As of March 31, 2010, the index recorded an extraordinary return of 42.86% for the twelve-month period.

Gains continue across all industry sectors

With credit markets stabilizing, all 66 of the benchmark’s industry sectors posted positive results for the six months, with returns ranging from 0.45% for the office equipment sector, reflecting the weak employment picture, to 182.0% for the health insurance sector, which stormed back after bearing the brunt of the sell-off in financial stocks during the recent market downturn.

          Lower-quality bonds (rated CCC and lower) continued to produce the most robust returns. They returned 18.6% for the six months, while the BB and B bonds that make up the fund’s benchmark returned 9.4% and 8.4%, respectively. For the twelve-month period ended March 31, 2010, returns diverged even more sharply, with bonds of CCC quality and lower returning 119.9%, while BB and B bonds returned 40.0% and 46.9%, respectively.

The fund’s preference for higher quality trims returns

The fund continued to concentrate its holdings in higher-quality, more stable B or BB bonds. As a result of its more defensive, less aggressive approach, the fund’s return for the six-month period lagged the return of its benchmark index.

          Key positive contributions to relative performance during the six months included overweight positions, relative to the benchmark, in bond issues by money manager Nuveen Investments; Smithfield Foods; Cenveo, a graphics communications company; and The Nielsen Company, a marketing research firm.

          These positive results were more than offset by detractors that included overweight holdings in the bonds of Griffin Coal and underweight positions in securities issued by Macy’s, insurer Liberty Mutual and ING, a Netherlands-based global bank.

EXPENSE EXAMPLE

Six months ended March 31, 2010

High-Yield Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,082.80	$2.08
Retirement Class	1,000.00	1,081.40	3.37
Retail Class	1,000.00	1,081.90	2.70
Premier Class	1,000.00	1,082.00	2.85

5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02
Retirement Class	1,000.00	1,021.69	3.28
Retail Class	1,000.00	1,022.34	2.62
Premier Class	1,000.00	1,022.19	2.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.65% for the Retirement Class, 0.52% for the Retail Class and 0.55% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	51

TAX-EXEMPT BOND FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 3/31/2010

Less than 1 year	0.5
1–3 years	1.5
3–5 years	8.5
5–10 years	49.0
Greater than 10 years	40.5

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments as of 3/31/2010

Aaa/AAA	7.4
Aa/AA	29.9
A/A	23.8
Baa/BBB	24.3
Ba/BB	4.6
Caa/CCC	1.0
Non-rated	9.0

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Tax-Exempt Bond Fund returned 0.38% for the Institutional Class, compared with the 0.11% return of its benchmark, the Barclays Capital 10-Year Municipal Bond Index. For the year ended March 31, 2010, the fund returned 9.21%, versus 7.72% for the index. The table below shows returns for all share classes of the fund.

The economy continues on the road to recovery

During the period, the U.S. economy slowly emerged from its deep economic downturn. Gross domestic product, which rose at an annual rate of 2.2% in the third quarter of 2009, jumped 5.6% in the fourth quarter, although the output of goods and services in the United States remained 2.4% below what it had been one year earlier. Unemployment, which had climbed to 10.1% in October 2009, retreated slightly, to 9.7%, in March 2010.

          Amid these mixed economic conditions, the Federal Reserve maintained its target for the federal funds rate within an exceptionally low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Municipal bonds take a breather

The Barclays Capital 10-Year Municipal Bond Index, which returned 14.30% in the twelve months ended September 30, 2009, returned just 0.11% for the six months of the reporting period. The fund’s benchmark lagged the 1.99% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Tax-Exempt Bond Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	0.38%	9.21%	4.71%
Retail Class (inception: 3/31/2006)	0.33	9.06	4.62

Barclays Capital 10-Year Municipal Bond Index	0.11	7.72	5.45

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

52	2010 Semiannual Report ▪ TIAA-CREF Funds

          During the fourth quarter of 2009, concerns about the financial condition of several large states, plus the opportunity for higher returns in stocks and lower-quality taxable bonds, drove many investors from the municipal market. The benchmark returned –1.27% for that quarter but gained 1.40% in the first quarter of 2010, when local economies showed signs of improvement.

High-yielding, long-term issues outperform

During the period, investors favored tax-exempt municipal bonds over U.S. Treasury securities, which helped improve muni yields relative to those of Treasuries. On March 31, 2010, 10-year municipal bonds yielded 85% that of 10-year Treasuries, compared with about 90% at the beginning of the period.

          The volume of new tax-exempt issues continued to be constrained by the issuance of Build America Bonds, particularly those with longer maturities. Local governments that issue these taxable bonds receive a subsidy from the federal government, which provides part of the interest paid to investors. Because of the scarcity of longer-term, tax-exempt bonds, securities with maturities of greater than ten years outperformed those of shorter maturities.

          Higher-yielding, lower-quality securities were the top performers for the six months, outpacing bonds of higher quality. The riskier industrial revenue, housing and hospital sectors posted large gains.

The fund tops its benchmark

For the period, the Tax-Exempt Bond Fund outperformed its benchmark on the strength of the fund’s out-of-benchmark investments in high-yielding, lower-quality issues and its overweight holdings in industrial revenue bonds.

          The fund’s investments in these securities helped cushion losses in the fourth quarter of 2009, when the fund’s 0.64% decline was roughly half the decline of its benchmark. In the first quarter of 2010, the fund’s overweight holdings in bonds issued by Puerto Rico helped push the fund’s return to 1.03%. However, longstanding underweight positions in California and New York State bonds caused the fund to trail its benchmark during that quarter.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Tax-Exempt Bond Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,003.80	$1.75
Retail Class	1,000.00	1,003.30	2.25

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retail Class	1,000.00	1,022.69	2.27

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.45% for the Retail Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	53

INFLATION-LINKED BOND FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 3/31/2010

1–3 years	13.0
3–5 years	24.3
5–10 years	31.8
10–20-years	28.0
Over 20 years	2.9

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Inflation-Linked Bond Fund returned 2.27% for the Institutional Class, compared with the 2.34% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the year ended March 31, 2010, the fund returned 5.69%, versus 6.18% for the index. The table below shows returns for all share classes of the fund.

The economy continues to recover

During the period, the U.S. economy slowly emerged from the steep downturn that had plagued it since December 2007, the official start of the current recession, as determined by the National Bureau of Economic Research. Gross domestic product, which had risen at an annual rate of 2.2% in the third quarter of 2009, following four successive quarters of contraction, jumped 5.6% in the fourth quarter. Nevertheless, the output of goods and services in the United States remained 2.4% below what it had been one year earlier.

          Unemployment climbed to 10.1% in October 2009, with almost 225,000 jobs lost during that month. In March 2010, unemployment stood at 9.7%, but more than 160,000 new jobs were created. Although consumer spending picked up modestly during the six-month period, it continued to be constrained by the high unemployment, lower home values and tight credit.

Interest rates hold steady, while inflation is tame

Amid these mixed economic conditions, the Federal Reserve maintained its target for the federal funds rate within an exceptionally low range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Inflation-Linked Bond Fund	6 months	1 year		5 years		since fund inception

Institutional Class (inception: 10/1/2002)	2.27%	5.69%		4.44%		5.23%
Retirement Class (inception: 3/31/2006)	2.14	5.42		4.29	*	5.13	*
Retail Class (inception: 10/1/2002)	2.16	5.43		4.29		5.09
Premier Class (inception: 9/30/2009)	2.10	5.51	*	4.40	*	5.20	*

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)	2.34	6.18		4.82		5.54

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

54	2010 Semiannual Report ▪ TIAA-CREF Funds

one another for overnight loans.) Anticipating that the pace of economic recovery would remain moderate and that long-term inflation would stay stable, the Federal Reserve signaled its intention to keep interest rates low for an “extended period.”

          Inflation rose moderately during the six months. On March 31, 2010, year-over-year inflation, as measured by the Consumer Price Index, was 2.3%, compared with –1.3% for the twelve-month period ended September 30, 2009. Oil began the period at just over $70 a barrel and ended at about $84. Food prices also rose modestly.

TIPS lead for the period but lag in the long term

During the six months, TIPS outpaced the 1.99% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. However, for the five years ended March 31, 2010, the 4.82% average annual return of the TIPS index trailed the 5.44% average return of the Barclays Capital aggregate index.

          With a recovering global economy, historically low interest rates and tame inflation, investors increasingly abandoned TIPS for the potentially greater returns provided by stocks and higher-yielding, lower-quality corporate bonds. As a result, the TIPS index returned 1.76% in the fourth quarter of 2009 but just 0.56% in the first quarter of 2010.

The fund trails its benchmark

The fund slightly underperformed the TIPS index for the period, partly because the fund’s return includes a deduction for expenses, while the benchmark’s does not.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy is designed to help the fund more closely track the performance of its benchmark.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Inflation-Linked Bond Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,022.70	$1.77
Retirement Class	1,000.00	1,021.40	3.02
Retail Class	1,000.00	1,021.60	2.32
Premier Class	1,000.00	1,021.00	2.52

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retirement Class	1,000.00	1,021.94	3.02
Retail Class	1,000.00	1,022.64	2.32
Premier Class	1,000.00	1,022.44	2.52

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.60% for the Retirement Class, 0.46% for the Retail Class and 0.50% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	55

BOND INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

Mortgage-backed securities & commercial mortgage-backed securities	39.2
U.S. Treasury securities	27.7
Corporate bonds	17.2
U.S. agency securities	7.6
Foreign government & corporate bonds denominated in U.S. dollars	6.4
Municipal bonds	0.5
Asset-backed securities	0.3
Other assets & liabilities, net	1.1

Total	100.0

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Bond Index Fund returned 1.61% for the Institutional Class, compared with the 1.99% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

The economy continues to recover

During the period, the U.S. economy slowly emerged from the steep downturn that had plagued it since December 2007, the official start of the current recession, as determined by the National Bureau of Economic Research. Gross domestic product, which had risen at an annual rate of 2.2% in the third quarter of 2009, following four successive quarters of contraction, jumped 5.6% in the fourth quarter. Nevertheless, the output of goods and services in the United States remained 2.4% below what it had been one year earlier.

          Unemployment climbed to 10.1% in October 2009, with almost 225,000 jobs lost during that month. In March 2010, unemployment stood at 9.7%, but more than 160,000 new jobs were created.

          Amid these mixed economic conditions, the Federal Reserve maintained its target for the federal funds rate within an exceptionally low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Bonds produce moderate gains after a remarkable year

The Barclays Capital U.S. Aggregate Bond Index, which returned 10.56% for the twelve months ended September 30, 2009, gained just 1.99% for the reporting period.

PERFORMANCE AS OF MARCH 31, 2010

	Total return

Bond Index Fund	6 months	since fund inception

Institutional Class (inception: 9/14/2009)	1.61%	2.09%
Retirement Class (inception: 9/14/2009)	1.48	1.95
Retail Class (inception: 9/14/2009)	1.45	1.92
Premier Class (inception: 9/30/2009)	1.53	2.02	*

Barclays Capital U.S. Aggregate Bond Index	1.99	2.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

56	2010 Semiannual Report ▪ TIAA-CREF Funds

          As the economy improved in the final quarter of 2009, investors abandoned the relative safety—and low yields—of U.S. Treasury and agency securities for the potentially higher returns of lower-grade corporate bonds, which are not part of the Barclays Capital aggregate index, reducing the index’s return to 0.20%.

          However, in the first quarter of 2010, investors worried about the ability of Greece and several other European nations to meet their debt obligations. With some investors once again turning to higher-quality corporate and government securities, the index returned 1.78% for the three months.

Corporate securities outpace Treasuries

As investors’ appetite for risk resumed, the commercial mortgage-backed sector became the market’s top performer, returning 12.7%. Corporate bonds returned 3.7%, and asset-backed securities gained 3.6%. Conversely, U.S. Treasury securities posted a loss of 0.2%, while agency securities gained only 1.2%.

          During the six months, the yield on 2-year Treasury notes rose to 1.02% at period-end from 0.95% at the beginning of the six months. The 10-year yield increased to 3.84% from 3.31%.

The fund trails its benchmark

For the six months, the fund failed to match the return of the Barclays Capital aggregate index in part because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

          In addition, the fund uses a sampling technique to create a portfolio that closely tracks the overall investment characteristics of the benchmark without investing in all of the securities in it. During the period, the fund lacked investments in some well-performing mortgage-backed and commercial mortgage-backed securities that were included in the index.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of the benchmark. This helped the fund more closely track the characteristics of its index. The fund also had a risk profile similar to that of its benchmark.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Bond Index Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,016.10	$0.65
Retirement Class	1,000.00	1,014.80	1.91
Retail Class	1,000.00	1,014.50	2.21
Premier Class	1,000.00	1,015.30	1.36

5% annual hypothetical return
Institutional Class	1,000.00	1,024.28	0.66
Retirement Class	1,000.00	1,023.04	1.92
Retail Class	1,000.00	1,022.74	2.22
Premier Class	1,000.00	1,023.59	1.36

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.38% for the Retirement Class, 0.44% for the Retail Class and 0.27% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	57

MONEY MARKET FUND

PORTFOLIO COMPOSITION

% of net assets as of 3/31/2010

U.S. agency securities	49.2
Commercial paper	35.5
Certificates of deposit	10.4
Banker’s acceptances	4.0
Floating-rate securities, U.S. agency	0.8
Interest bearing short-term corporate	0.2
Other assets & liabilities, net	–0.1

Total	100.0

NET ANNUALIZED YIELD

(for the 7 days ended 3/30/2010)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.05%	0.05%
Retirement Class†	0.00	0.00
Retail Class†	0.00	0.00
Premier Class†	0.00	0.00
iMoneyNet Money Fund
Report Averages—All Taxable	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor, and part or all of the service fees of the fund’s Retirement Class are being voluntarily waived. As of October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, current and effective annualized yields and total returns for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The Money Market Fund returned 0.07% for the Institutional Class, compared with the 0.02% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. For the year ended March 31, 2010, the fund returned 0.25%, versus 0.08% for iMoneyNet. The table below shows returns for all share classes of the fund.

The economy and credit market continue to recover

During the period, the U.S. economy gradually emerged from the steep downturn that had plagued it since December 2007, the official start of the current recession, as determined by the National Bureau of Economic Research. Gross domestic product, which had risen at an annual rate of 2.2% in the third quarter of 2009, following four successive quarters of contraction, jumped 5.6% in the fourth quarter. Nevertheless, the output of goods and services in the United States remained 2.4% below what it had been one year earlier.

          Unemployment climbed to 10.1% in October 2009, with almost 225,000 jobs lost during that month. In March 2010, unemployment stood at 9.7%, but more than 160,000 new jobs were created.

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Money Market Fund	6 months	1 year		5 years		10 years

Institutional Class (inception: 7/1/1999)	0.07%	0.25%		3.24%		2.98%
Retirement Class (inception: 3/31/2006)†	0.00	0.06		3.05	*	2.89	*
Retail Class (inception: 3/31/2006)†	0.00	0.11		3.16	*	2.94	*
Premier Class (inception: 9/30/2009)†	0.01	0.19	*	3.22	*	2.98	*

iMoneyNet Money Fund Report Averages—All Taxable	0.02	0.08		2.71		2.48

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor, and part or all of the service fees of the fund’s Retirement Class are being voluntarily waived. As of October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, current and effective annualized yields and total returns for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

58	2010 Semiannual Report ▪ TIAA-CREF Funds

          Amid signs that the downturn was easing, confidence returned to the credit market. As the normal flow of credit resumed, the Federal Reserve allowed many of its programs, designed to stimulate liquidity, to lapse on schedule.

          Nevertheless, the central bank kept its target for the federal funds rate within the exceptionally low range of 0% to 0.25%, where it had been for over a year. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

The LIBOR curve flattens, as longer-term rates decline

LIBOR yields that affect one-month securities, which were already near rock-bottom levels, held steady during the six-month period. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) However, as the Fed continued to signal its intention to keep rates low for an “extended period,” LIBOR yields on longer-term securities steadily fell. The one-month LIBOR began and ended the period at 0.25%, while the twelve-month LIBOR dropped from 1.26% on September 30, 2009, to 0.92% at period-end.

The fund takes advantage of shifting opportunities

Within the low interest rate environment, and in response to new government regulations regarding money market funds, the fund sought investments that offered relative value and greater liquidity. During the six months, the fund increased its holdings in U.S. Treasury and agency securities, which were in abundant supply as a result of the federal government’s stimulus efforts. As the supply of high-quality, short-term corporate and bank debt diminished, the fund’s investments in these securities also declined.

          To reduce risk, the fund lowered its weighted average maturity from 66 days at the beginning of the period, to 60 days on March 30, 2010, compared with 44 days for the average iMoneyNet fund.

          On March 31, 2010, foreign securities made up 15.44% of the fund’s total portfolio investments. The fund’s investment in foreign securities may involve special risks, including political and economic instability.

EXPENSE EXAMPLE

Six months ended March 31, 2010

Money Market Fund	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09– 3/31/10)

Actual return
Institutional Class	$1,000.00	$1,000.70	$0.75
Retirement Class	1,000.00	1,000.00	1.35
Retail Class	1,000.00	1,000.00	1.35
Premier Class	1,000.00	1,000.10	1.30

5% annual hypothetical return
Institutional Class	1,000.00	1,024.18	0.76
Retirement Class	1,000.00	1,023.59	1.36
Retail Class	1,000.00	1,023.59	1.36
Premier Class	1,000.00	1,023.64	1.31

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.15% for the Institutional Class, 0.27% for the Retirement Class, 0.27% for the Retail Class and 0.26% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
479,244		Walt Disney Co	$16,730,408	1.0%

			16,730,408	1.0

APPAREL AND ACCESSORY STORES			11,392,201	0.7

APPAREL AND OTHER TEXTILE PRODUCTS			13,888,840	0.8

BUILDING MATERIALS AND GARDEN SUPPLIES
474,117		Home Depot, Inc	15,337,685	0.9

			15,337,685	0.9

BUSINESS SERVICES
51,100	*	Google, Inc (Class A)	28,974,210	1.7
1,293,489		Microsoft Corp	37,860,422	2.3
619,711		Oracle Corp	15,920,376	0.9
165,421		Visa, Inc (Class A)	15,058,274	0.9
		Other	34,499,133	2.1

			132,312,415	7.9

CHEMICALS AND ALLIED PRODUCTS
334,077		Abbott Laboratories	17,599,176	1.0
585,018		Bristol-Myers Squibb Co	15,619,981	0.9
530,073		Dow Chemical Co	15,674,259	0.9
297,912	*	Gilead Sciences, Inc	13,549,038	0.8
374,900		Johnson & Johnson	24,443,479	1.5
547,108	*	Mylan Laboratories, Inc	12,424,823	0.7
235,696		Novartis AG. (ADR)	12,751,154	0.8
962,625		Pfizer, Inc	16,509,019	1.0
465,155		Procter & Gamble Co	29,430,356	1.7
		Other	58,363,535	3.5

			216,364,820	12.8

COMMUNICATIONS
894,675		Verizon Communications, Inc	27,752,820	1.7
		Other	15,681,931	0.9

			43,434,751	2.6

DEPOSITORY INSTITUTIONS
2,049,588		Bank of America Corp	36,585,147	2.1
4,040,186	*	Citigroup, Inc	16,362,753	1.0
767,631		JPMorgan Chase & Co	34,351,487	1.9
595,896		US Bancorp	15,421,788	0.9
970,118		Wells Fargo & Co	30,190,072	1.8
		Other	22,545,491	1.4

			155,456,738	9.1

EATING AND DRINKING PLACES			18,431,183	1.1

ELECTRIC, GAS, AND SANITARY SERVICES
290,227		PG&E Corp	12,311,429	0.7
		Other	33,986,266	2.1

			46,297,695	2.8

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
175,952	*	Apple Computer, Inc	41,336,404	2.6
1,063,373	*	Cisco Systems, Inc	27,679,599	1.6
245,006		Cooper Industries plc	11,745,588	0.7

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—continued
485,307		Hewlett-Packard Co	$25,794,067	1.5%
1,089,691		Intel Corp	24,256,522	1.4
		Other	60,288,306	3.5

			191,100,486	11.3

ENGINEERING AND MANAGEMENT SERVICES			9,522,329	0.6

FABRICATED METAL PRODUCTS			6,051,186	0.4

FOOD AND KINDRED PRODUCTS
262,143		Coca-Cola Co	14,417,865	0.9
395,162		Kraft Foods, Inc (Class A)	11,949,699	0.7
298,166		PepsiCo, Inc	19,726,662	1.1
		Other	50,065,753	3.0

			96,159,979	5.7

FOOD STORES			5,593,959	0.3

FORESTRY			3,428,920	0.2

GENERAL MERCHANDISE STORES
300,286		Wal-Mart Stores, Inc	16,695,902	1.0
		Other	12,974,830	0.8

			29,670,732	1.8

HEALTH SERVICES
262,599	*	Medco Health Solutions, Inc	16,953,391	1.0

			16,953,391	1.0

HOLDING AND OTHER INVESTMENT OFFICES			7,344,963	0.4

INDUSTRIAL MACHINERY AND EQUIPMENT
1,714,795		General Electric Co	31,209,268	1.9
181,764		International Business Machines Corp	23,311,233	1.4
		Other	57,730,399	3.4

			112,250,900	6.7

INSTRUMENTS AND RELATED PRODUCTS
210,869		Baxter International, Inc	12,272,576	0.7
		Other	30,160,814	1.8

			42,433,390	2.5

INSURANCE CARRIERS
334,170		Cigna Corp	12,223,939	0.7
276,418		Prudential Financial, Inc	16,723,289	1.0
		Other	33,689,620	2.0

			62,636,848	3.7

METAL MINING			12,648,044	0.8

MISCELLANEOUS MANUFACTURING INDUSTRIES			14,503,057	0.9

MISCELLANEOUS RETAIL
98,409	*	Amazon.com, Inc	13,357,053	0.9
333,919		CVS Corp	12,208,079	0.7
		Other	9,035,494	0.5

			34,600,626	2.1

MOTION PICTURES
389,963	*	Discovery Communications, Inc (Class A)	13,176,850	0.8
		Other	15,107,351	0.9

			28,284,201	1.7

60	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS		$4,116,945	0.2%

OIL AND GAS EXTRACTION
259,972	Anadarko Petroleum Corp	18,933,762	1.1
560,494	Halliburton Co	16,887,684	1.0
136,921	Occidental Petroleum Corp	11,575,301	0.7
	Other	40,151,177	2.4

		87,547,924	5.2

PETROLEUM AND COAL PRODUCTS
277,071	Chevron Corp	21,010,294	1.2
851,791	Exxon Mobil Corp	57,052,961	3.4
	Other	9,597,372	0.6

		87,660,627	5.2

PRIMARY METAL INDUSTRIES		10,201,549	0.6

RAILROAD TRANSPORTATION
160,408	Union Pacific Corp	11,757,906	0.7

		11,757,906	0.7

SECURITY AND COMMODITY BROKERS
127,348	Goldman Sachs Group, Inc	21,729,389	1.3
	Other	6,309,547	0.4

		28,038,936	1.7

STONE, CLAY, AND GLASS PRODUCTS		5,427,153	0.3

TRANSPORTATION BY AIR		4,304,275	0.3

Shares	Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
194,269	Goodrich Corp	$13,699,850	0.8%
366,728	Honeywell International, Inc	16,601,777	1.0
	Other	21,430,191	1.3

		51,731,818	3.1

TRUCKING AND WAREHOUSING
354,801	United Parcel Service, Inc (Class B)	22,852,732	1.4

		22,852,732	1.4

WATER TRANSPORTATION		4,030,652	0.2

WHOLESALE TRADE-NONDURABLE GOODS		13,718,776	0.8

	TOTAL COMMON STOCKS
	(Cost $1,494,117,776)	1,674,219,040	99.5

	TOTAL PORTFOLIO
	(Cost $1,494,117,776)	1,674,219,040	99.5
	OTHER ASSETS & LIABILITIES, NET	9,068,523	0.5

	NET ASSETS	$1,683,287,563	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

BUSINESS SERVICES
2,069,938		Adecco S.A.	$117,494,110	5.2%
1,464,384	*	Autonomy Corp plc	40,510,730	1.8
308,710		Mitsubishi UFJ Lease & Finance Co Ltd	11,227,019	0.5
1,239,911		Playtech Ltd	10,160,444	0.5
		Other	293,208	0.0

			179,685,511	8.0

CHEMICALS AND ALLIED PRODUCTS
95,425		Givaudan S.A.	83,714,079	3.7
1,945,675		Henkel KGaA (Preference)	104,749,164	4.7
3,014,877		Lanxess AG.	138,917,816	6.3
598,102		Novartis AG.	32,304,542	1.4
775,433		Reckitt Benckiser Group plc	42,561,920	1.9
323,442		Syngenta AG.	89,817,733	4.0
		Other	12,372,409	0.6

			504,437,663	22.6

COMMUNICATIONS			6,556,697	0.3

DEPOSITORY INSTITUTIONS
9,510,700		Bank Rakyat Indonesia	8,622,812	0.4
842,548		HDFC Bank Ltd	36,286,147	1.6
1,813,108		HSBC Holdings plc	18,379,283	0.8
5,002,800		Mitsubishi UFJ Financial Group, Inc	26,220,687	1.2
653,500		Sumitomo Mitsui Financial Group, Inc	21,599,262	1.0
		Other	2,542,474	0.1

			113,650,665	5.1

ELECTRIC, GAS, AND SANITARY SERVICES
917,162		Fortum Oyj	22,434,039	1.0
1,082,300		Tokyo Electric Power Co, Inc	28,848,985	1.3
		Other	7,368,025	0.3

			58,651,049	2.6

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
7,391,072		Hon Hai Precision Industry Co, Ltd	32,000,516	1.4
1,229,000		Mitsubishi Electric Corp	11,292,234	0.5
5,869,965		Smiths Group plc	101,191,090	4.6
		Other	7,712,103	0.3

			152,195,943	6.8

ENGINEERING AND MANAGEMENT SERVICES
767,289		Tecan Group AG.	58,907,478	2.6

			58,907,478	2.6

FOOD AND KINDRED PRODUCTS
1,001,600		InBev NV	50,453,106	2.2
		Other	5,974,521	0.3

			56,427,627	2.5

HEAVY CONSTRUCTION, EXCEPT BUILDING
755,915		Saipem S.p.A.	29,250,990	1.3

			29,250,990	1.3

Shares		Company	Value	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
994,810		Westfield Group	$11,009,423	0.5%
		Other	6,287,500	0.3

			17,296,923	0.8

HOTELS AND OTHER LODGING PLACES
12,000,400	*	Sands China Ltd	19,072,665	0.9

			19,072,665	0.9

INDUSTRIAL MACHINERY AND EQUIPMENT
106,188		Burckhardt Compression Holding AG.	20,947,557	0.9
672,716	*	Hollysys Automation Technologies Ltd	7,742,961	0.3
56,322,300		Lenovo Group Ltd	38,881,737	1.7
4,870,000	*	NTN Corp	21,982,458	1.0
808,204		Rheinmetall AG.	57,887,607	2.7
		Other	10,979,468	0.5

			158,421,788	7.1

INSTRUMENTS AND RELATED PRODUCTS
287,102		Phonak Holding AG.	35,669,918	1.6
		Other	681,827	0.0

			36,351,745	1.6

INSURANCE AGENTS, BROKERS AND SERVICE			813,923	0.0

INSURANCE CARRIERS			640,300	0.0

METAL MINING
642,136	*	Anglo American plc	28,005,428	1.3
203,833		Rio Tinto plc	12,078,805	0.5
		Other	7,241,931	0.3

			47,326,164	2.1

MISCELLANEOUS RETAIL			4,049,721	0.2

NONDEPOSITORY INSTITUTIONS
126,886		ORIX Corp	11,251,310	0.5

			11,251,310	0.5

OIL AND GAS EXTRACTION
14,984,000		CNOOC Ltd	24,663,750	1.1
1,871,311		Tullow Oil plc	35,496,408	1.6

			60,160,158	2.7

PAPER AND ALLIED PRODUCTS
24,033,400		Nine Dragons Paper Holdings Ltd	40,178,193	1.8

			40,178,193	1.8

PETROLEUM AND COAL PRODUCTS			2,951,466	0.1

PRIMARY METAL INDUSTRIES			2,428,409	0.1

RAILROAD TRANSPORTATION			2,604,599	0.1

REAL ESTATE			136	0.0

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
482,586		Bayer AG.	32,642,395	1.5
2,794,926		SSL International plc	34,481,749	1.5
		Other	3,167,970	0.1

			70,292,114	3.1

62	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
1,041,688	Credit Suisse Group	$53,694,748	2.4%
1,143,937	Deutsche Boerse AG.	84,792,842	3.8
14,939,353	ICAP plc	84,742,156	3.8
	Other	2,120,283	0.1

		225,350,029	10.1

TEXTILE MILL PRODUCTS
10,038,000	Teijin Ltd	33,714,108	1.5

		33,714,108	1.5

TRANSPORTATION EQUIPMENT
22,971,000	China South Locomotive and Rolling Stock Corp	18,017,631	0.8
567,300	Honda Motor Co Ltd	20,024,495	0.9
	Other	1,789,144	0.1

		39,831,270	1.8

WATER TRANSPORTATION		1,090,940	0.0

WHOLESALE TRADE-DURABLE GOODS
2,585,000	Assa Abloy AB (Class B)	50,585,893	2.3
11,470,000	Li & Fung Ltd	56,432,238	2.5
3,445,106	ThyssenKrupp AG.	118,445,526	5.2
903,091	* Wolseley plc	21,817,400	1.0
	Other	11,164,512	0.5

		258,445,569	11.5

WHOLESALE TRADE-NONDURABLE GOODS		777,527	0.0

	TOTAL COMMON STOCKS
	(Cost $2,063,558,063)	$2,192,812,680	97.8%

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$43,965,000	Federal Home Loan Bank (FHLB)	43,965,000	2.0

		43,965,000	2.0

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,965,000)	43,965,000	2.0

	TOTAL PORTFOLIO
	(Cost $2,107,523,063)	2,236,777,680	99.8
	OTHER ASSETS & LIABILITIES, NET	4,705,535	0.2

	NET ASSETS	$2,241,483,215	100.0%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	63

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2010

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$51,707,961	2.3%

TOTAL DOMESTIC	51,707,961	2.3

FOREIGN

AUSTRALIA	18,732,407	0.8
BELGIUM	50,453,106	2.3
CHINA	121,741,311	5.4
FINLAND	22,434,039	1.0
FRANCE	1,397,654	0.1
GERMANY	537,435,350	24.0
HONG KONG	56,432,238	2.5
INDIA	36,286,147	1.6
INDONESIA	8,622,812	0.4
ITALY	29,250,990	1.3
JAPAN	269,740,165	12.1
MACAU	19,072,665	0.9
NETHERLANDS	2,705,446	0.1
SINGAPORE	136	0.0
SWEDEN	50,585,893	2.3
SWITZERLAND	498,753,431	22.3
TAIWAN	32,000,516	1.4
UNITED KINGDOM	429,425,413	19.2

TOTAL FOREIGN	2,185,069,719	97.7

TOTAL PORTFOLIO	$2,236,777,680	100.0%

64	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
382,846		Walt Disney Co	$13,365,154	1.6%

			13,365,154	1.6

APPAREL AND ACCESSORY STORES
159,260	*	Kohl’s Corp	8,724,263	1.0

			8,724,263	1.0

APPAREL AND OTHER TEXTILE PRODUCTS			5,375,358	0.6

BUILDING MATERIALS AND GARDEN SUPPLIES
517,022		Lowe’s Cos, Inc	12,532,613	1.5

			12,532,613	1.5

BUSINESS SERVICES
478,924	*	Adobe Systems, Inc	16,939,542	2.0
73,888	*	Google, Inc (Class A)	41,895,234	5.0
603,559	*	Intuit, Inc	20,726,216	2.5
305,962	*	Juniper Networks, Inc	9,386,914	1.1
110,189		Mastercard, Inc (Class A)	27,988,005	3.3
693,758		Microsoft Corp	20,306,297	2.4
190,571		Visa, Inc (Class A)	17,347,678	2.1
496,556	*	Yahoo!, Inc	8,208,071	1.0
		Other	22,866,217	2.8

			185,664,174	22.2

CHEMICALS AND ALLIED PRODUCTS
409,509	*	Celgene Corp	25,373,178	3.1
180,428	*	Gilead Sciences, Inc	8,205,865	1.0
156,794	*	Life Technologies Corp	8,195,622	1.0
169,999		Monsanto Co	12,141,329	1.4
376,957		Novartis AG. (ADR)	20,393,374	2.4
183,176		Shire plc (ADR)	12,082,289	1.4
321,443		Teva Pharmaceutical Industries Ltd (ADR)	20,276,624	2.4
198,885	*	Watson Pharmaceuticals, Inc	8,307,426	1.0
		Other	12,587,204	1.5

			127,562,911	15.2

DEPOSITORY INSTITUTIONS
273,530		Wells Fargo & Co	8,512,254	1.0

			8,512,254	1.0

EATING AND DRINKING PLACES			7,710,587	0.9

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
180,473	*	Apple Computer, Inc	42,398,521	5.1
1,396,017	*	Cisco Systems, Inc	36,338,323	4.3
932,605		Intel Corp	20,759,787	2.5
251,969	*	NetApp, Inc	8,204,111	1.0
205,071		Qualcomm, Inc	8,610,931	1.0
		Other	11,192,238	1.3

			127,503,911	15.2

ENGINEERING AND MANAGEMENT SERVICES
194,526		Accenture plc	8,160,366	0.9
		Other	7,970,522	1.0

			16,130,888	1.9

FABRICATED METAL PRODUCTS			7,183,044	0.9

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
206,059		Coca-Cola Co	$11,333,244	1.4%
244,081		Dr Pepper Snapple Group, Inc	8,584,329	1.0
178,450		Mead Johnson Nutrition Co	9,284,754	1.1
		Other	13,540,149	1.6

			42,742,476	5.1

FURNITURE AND HOME FURNISHINGS STORES			7,351,242	0.9

GENERAL MERCHANDISE STORES
153,713		Target Corp	8,085,304	1.0

			8,085,304	1.0

HEALTH SERVICES			14,401,533	1.7

HOLDING AND OTHER INVESTMENT OFFICES
157,818		iShares Russell 1000 Growth Index Fund	8,198,645	1.0

			8,198,645	1.0

HOTELS AND OTHER LODGING PLACES
282,899		Starwood Hotels & Resorts Worldwide, Inc	13,194,409	1.6
		Other	1,224,727	0.1

			14,419,136	1.7

INDUSTRIAL MACHINERY AND EQUIPMENT			7,571,247	0.9

INSTRUMENTS AND RELATED PRODUCTS
253,821	*	Agilent Technologies, Inc	8,728,904	1.0
147,378		Allergan, Inc	9,626,731	1.1
126,354		Danaher Corp	10,096,948	1.3
144,480		Roper Industries, Inc	8,356,723	1.0
188,102	*	Thermo Electron Corp	9,675,967	1.2
		Other	11,114,759	1.3

			57,600,032	6.9

INSURANCE CARRIERS
282,879		Aflac, Inc	15,357,501	1.9
		Other	138,750	0.0

			15,496,251	1.9

LEATHER AND LEATHER PRODUCTS
214,257		Coach, Inc	8,467,437	1.0

			8,467,437	1.0

METAL MINING
411,379		Companhia Vale do Rio Doce (ADR)	13,242,290	1.6

			13,242,290	1.6

MISCELLANEOUS MANUFACTURING INDUSTRIES			5,690,858	0.7

MISCELLANEOUS RETAIL
63,324	*	Amazon.com, Inc	8,594,967	1.1
		Other	4,408,185	0.5

			13,003,152	1.6

MOTION PICTURES
254,389	*	Discovery Communications, Inc (Class A)	8,595,804	1.0

			8,595,804	1.0

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report 65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

OIL AND GAS EXTRACTION
135,774	Anadarko Petroleum Corp	$9,888,420	1.2%
178,966	Occidental Petroleum Corp	15,129,786	1.8
	Other	13,798,400	1.6

		38,816,606	4.6

PETROLEUM AND COAL PRODUCTS		2,116,766	0.3

PRIMARY METAL INDUSTRIES
75,408	Precision Castparts Corp	9,554,948	1.1

		9,554,948	1.1

SECURITY AND COMMODITY BROKERS
26,079	CME Group, Inc	8,243,833	1.0

		8,243,833	1.0

STONE, CLAY, AND GLASS PRODUCTS
418,111	Corning, Inc	8,450,023	1.0

		8,450,023	1.0

TRANSPORTATION EQUIPMENT
204,431	Boeing Co	14,843,735	1.8

		14,843,735	1.8

TRUCKING AND WAREHOUSING
135,765	United Parcel Service, Inc (Class B)	8,744,624	1.0

		8,744,624	1.0

	TOTAL COMMON STOCKS
	(Cost $739,560,174)	$835,901,099	99.8%

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$8,450,000	Federal Farm Credit Bank (FFCB)	8,450,000	1.0

		8,450,000	1.0

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,450,000)	8,450,000	1.0

	TOTAL PORTFOLIO
	(Cost $748,010,174)	844,351,099	100.8
	OTHER ASSETS & LIABILITIES, NET	(6,867,602)	(0.8)

	NET ASSETS	$837,483,497	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

66 2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
263,611		Walt Disney Co	$9,202,660	0.6%
		Other	9,511,960	0.7

			18,714,620	1.3

APPAREL AND ACCESSORY STORES			10,302,873	0.7

APPAREL AND OTHER TEXTILE PRODUCTS			28,189	0.0

BUILDING MATERIALS AND GARDEN SUPPLIES
711,165		Lowe’s Cos, Inc	17,238,640	1.2

			17,238,640	1.2

BUSINESS SERVICES
613,141	*	eBay, Inc	16,524,150	1.2
		Other	19,971,605	1.4

			36,495,755	2.6

CHEMICALS AND ALLIED PRODUCTS
1,348,378		Pfizer, Inc	23,124,684	1.6
239,947		Procter & Gamble Co	15,181,447	1.1
259,150		Teva Pharmaceutical Industries Ltd (ADR)	16,347,182	1.2
		Other	69,914,899	4.9

			124,568,212	8.8

COMMUNICATIONS
340,142	*	AOL, Inc	8,598,790	0.6
999,473		AT&T, Inc	25,826,382	1.8
589,278		Comcast Corp (Class A)	11,090,212	0.8
874,111		Verizon Communications, Inc	27,114,923	1.9
		Other	29,934,206	2.1

			102,564,513	7.2

DEPOSITORY INSTITUTIONS
2,118,503		Bank of America Corp	37,815,280	2.6
7,726,208	*	Citigroup, Inc	31,291,142	2.1
2,002,225		Huntington Bancshares, Inc	10,751,948	0.8
531,079		JPMorgan Chase & Co	23,765,785	1.7
300,096		State Street Corp	13,546,333	1.0
631,649		TCF Financial Corp	10,068,485	0.7
524,506		US Bancorp	13,574,215	1.0
1,428,262		Wells Fargo & Co	44,447,514	3.0
		Other	13,772,883	1.0

			199,033,585	13.9

EATING AND DRINKING PLACES			9,985,133	0.7

EDUCATIONAL SERVICES			5,099,035	0.4

ELECTRIC, GAS, AND SANITARY SERVICES			59,348,709	4.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
334,535	*	Cisco Systems, Inc	8,707,946	0.6
213,990		Cooper Industries plc	10,258,681	0.7
169,586		Hewlett-Packard Co	9,013,496	0.6
580,668		Intel Corp	12,925,670	1.0
		Other	19,022,399	1.3

			59,928,192	4.2

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES			$9,621,407	0.7%

FABRICATED METAL PRODUCTS			6,846,948	0.5

FOOD AND KINDRED PRODUCTS
833,736		Kraft Foods, Inc (Class A)	25,212,177	1.8
		Other	19,642,800	1.4

			44,854,977	3.2

FORESTRY
456,033		Weyerhaeuser Co	20,644,614	1.5
		Other	3,375,949	0.2

			24,020,563	1.7

FURNITURE AND FIXTURES			4,259,883	0.3

GENERAL MERCHANDISE STORES
271,499		Target Corp	14,280,847	1.0

			14,280,847	1.0

HEALTH SERVICES			5,907,300	0.4

HOLDING AND OTHER INVESTMENT OFFICES			18,233,111	1.3

HOTELS AND OTHER LODGING PLACES			8,101,594	0.6

INDUSTRIAL MACHINERY AND EQUIPMENT
311,583	*	AGCO Corp	11,176,482	0.8
2,968,950		General Electric Co	54,034,891	3.8
179,948		SPX Corp	11,934,151	0.8
476,794		Textron, Inc	10,122,337	0.7
1,120,841		Xerox Corp	10,928,200	0.8
		Other	32,446,826	2.2

			130,642,887	9.1

INSTRUMENTS AND RELATED PRODUCTS
2,023,142	*	Boston Scientific Corp	14,607,084	1.1
130,303		Danaher Corp	10,412,513	0.7
562,266	*	Hologic, Inc	10,424,412	0.8
		Other	10,831,163	0.7

			46,275,172	3.3

INSURANCE CARRIERS
166,310		ACE Ltd	8,698,013	0.6
229,733		Metlife, Inc	9,956,628	0.8
152,189		Prudential Financial, Inc	9,207,435	0.6
159,800		Travelers Cos, Inc	8,619,612	0.6
		Other	37,982,757	2.6

			74,464,445	5.2

MISCELLANEOUS MANUFACTURING INDUSTRIES			3,084,564	0.2

MISCELLANEOUS RETAIL			5,839,118	0.4

MOTION PICTURES			7,935,751	0.6

NONDEPOSITORY INSTITUTIONS			9,806,176	0.7

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report 67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

OIL AND GAS EXTRACTION
82,664	Apache Corp	$8,390,396	0.6%
230,851	Occidental Petroleum Corp	19,516,143	1.3
257,035	Smith International, Inc	11,006,239	0.7
544,046	* Weatherford International Ltd	8,628,570	0.6
	Other	56,581,325	4.1

		104,122,673	7.3

PAPER AND ALLIED PRODUCTS		6,571,816	0.5

PETROLEUM AND COAL PRODUCTS
358,095	Chevron Corp	27,154,344	1.9
482,869	Exxon Mobil Corp	32,342,565	2.3
360,808	Marathon Oil Corp	11,415,965	0.8
	Other	14,295,864	1.0

		85,208,738	6.0

PIPELINES, EXCEPT NATURAL GAS		220,051	0.0

PRIMARY METAL INDUSTRIES		2,532,658	0.2

REAL ESTATE		659,040	0.0

SECURITY AND COMMODITY BROKERS
128,756	Goldman Sachs Group, Inc	21,969,637	1.6
	Other	18,548,457	1.3

		40,518,094	2.9

STONE, CLAY, AND GLASS PRODUCTS		3,649,158	0.3

TRANSPORTATION BY AIR		11,691,408	0.8

TRANSPORTATION EQUIPMENT
1,092,841	* American Axle & Manufacturing Holdings, Inc	10,906,552	0.8
129,039	Boeing Co	9,369,522	0.7
289,254	Honeywell International, Inc	13,094,528	0.8
151,556	Magna International, Inc - Class A (NY)	9,373,739	0.7
	Other	12,390,050	0.9

		55,134,391	3.9

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES		$7,790,817	0.5%

TRUCKING AND WAREHOUSING		4,902,752	0.3

WHOLESALE TRADE-DURABLE GOODS		6,223,914	0.4

	TOTAL COMMON STOCKS
	(Cost $1,352,933,469)	1,386,707,709	97.5

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$31,035,000	Federal Home Loan Bank (FHLB)	31,035,000	2.2

		31,035,000	2.2

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $31,035,000)	31,035,000	2.2

	TOTAL PORTFOLIO
	(Cost $1,383,968,469)	1,417,742,709	99.7
	OTHER ASSETS & LIABILITIES, NET	3,722,969	0.3

	NET ASSETS	$1,421,465,678	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

68 2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP GROWTH FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$2,007,873	0.2%

APPAREL AND ACCESSORY STORES
212,454		Nordstrom, Inc	8,678,746	1.0
		Other	10,452,182	1.2

			19,130,928	2.2

APPAREL AND OTHER TEXTILE PRODUCTS
300,191	*	Hanesbrands, Inc	8,351,314	0.9
		Other	11,816,708	1.4

			20,168,022	2.3

AUTO REPAIR, SERVICES AND PARKING			4,701,832	0.5

AUTOMOTIVE DEALERS AND SERVICE STATIONS			10,834,802	1.2

BUSINESS SERVICES
111,739	*	Alliance Data Systems Corp	7,150,179	0.8
248,957	*	Autodesk, Inc	7,324,315	0.8
271,868	*	Autonomy Corp plc	7,520,958	0.9
199,877	*	Cognizant Technology Solutions Corp (Class A)	10,189,730	1.2
562,319	*	Nuance Communications, Inc	9,356,988	1.1
377,349	*	SolarWinds, Inc	8,173,379	0.9
180,859	*	Sybase, Inc	8,431,647	1.0
		Other	52,846,460	6.1

			110,993,656	12.8

CHEMICALS AND ALLIED PRODUCTS
256,528	*	Dendreon Corp	9,355,576	1.1
204,994		Ecolab, Inc	9,009,486	1.0
126,725	*	Hospira, Inc	7,178,971	0.8
195,829	*	Life Technologies Corp	10,235,981	1.2
194,536	*	Vertex Pharmaceuticals, Inc	7,950,686	0.9
		Other	34,372,409	4.0

			78,103,109	9.0

COAL MINING			5,734,299	0.7

COMMUNICATIONS
542,347	*	Liberty Media Holding Corp (Interactive A)	8,303,333	1.0
229,242	*	SBA Communications Corp (Class A)	8,268,759	0.9
		Other	18,235,790	2.1

			34,807,882	4.0

EATING AND DRINKING PLACES			5,190,291	0.6

EDUCATIONAL SERVICES			5,573,406	0.6

ELECTRIC, GAS, AND SANITARY SERVICES			16,965,393	1.9

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
283,412		Analog Devices, Inc	8,167,934	0.9
458,823	*	Marvell Technology Group Ltd	9,350,812	1.1
237,300		Plantronics, Inc	7,422,744	0.8
		Other	20,644,874	2.4

			45,586,364	5.2

ENGINEERING AND MANAGEMENT SERVICES
165,370	*	Jacobs Engineering Group, Inc	7,473,070	0.8
		Other	6,705,062	0.8

			14,178,132	1.6

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
245,115		Dr Pepper Snapple Group, Inc	$8,620,694	1.1%
		Other	7,741,610	0.8

			16,362,304	1.9

FURNITURE AND FIXTURES			5,617,675	0.6

FURNITURE AND HOME FURNISHINGS STORES
168,417	*	Bed Bath & Beyond, Inc	7,369,928	0.8

			7,369,928	0.8

GENERAL BUILDING CONTRACTORS			2,154,073	0.2

GENERAL MERCHANDISE STORES
303,838		TJX Companies, Inc	12,919,192	1.5
		Other	3,691,458	0.4

			16,610,650	1.9

HEALTH SERVICES			19,540,314	2.2

HEAVY CONSTRUCTION, EXCEPT BUILDING			4,557,863	0.5

HOLDING AND OTHER INVESTMENT OFFICES
102,214	*	Affiliated Managers Group, Inc	8,074,906	0.9
433,691		iShares Russell Midcap Growth Index Fund	21,042,688	2.4
		Other	7,744,187	0.9

			36,861,781	4.2

HOTELS AND OTHER LODGING PLACES
163,291		Starwood Hotels & Resorts Worldwide, Inc	7,615,892	0.9

			7,615,892	0.9

INDUSTRIAL MACHINERY AND EQUIPMENT
80,383		Flowserve Corp	8,863,834	1.1
386,425		International Game Technology	7,129,541	0.8
148,390		Joy Global, Inc	8,398,875	1.0
564,113	*	Netezza Corp	7,215,005	0.8
		Other	21,854,195	2.5

			53,461,450	6.2

INSTRUMENTS AND RELATED PRODUCTS
251,932	*	Flir Systems, Inc	7,104,482	0.8
102,467	*	Itron, Inc	7,436,030	0.9
131,734		Rockwell Collins, Inc	8,245,231	0.9
		Other	23,112,558	2.7

			45,898,301	5.3

INSURANCE AGENTS, BROKERS AND SERVICE			2,345,507	0.3

INSURANCE CARRIERS			141,900	0.0

LEATHER AND LEATHER PRODUCTS
225,997		Coach, Inc	8,931,401	1.0
		Other	3,316,255	0.4

			12,247,656	1.4

LOCAL AND INTERURBAN PASSENGER TRANSIT
155,876	*	Emergency Medical Services Corp (Class A)	8,814,788	1.0

			8,814,788	1.0

METAL MINING			9,636,437	1.1

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP GROWTH FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES
207,627		Hasbro, Inc	$7,947,961	0.9%
229,499		Jarden Corp	7,640,022	0.9

			15,587,983	1.8

MISCELLANEOUS RETAIL			5,096,855	0.6

MOTION PICTURES
278,770	*	Discovery Communications, Inc (Class C)	8,198,625	0.9
		Other	5,270,084	0.6

			13,468,709	1.5

NONDEPOSITORY INSTITUTIONS			8,248,706	0.9

OIL AND GAS EXTRACTION
147,134	*	Concho Resources, Inc	7,409,668	0.8
193,469		Crescent Point Energy Corp	7,423,313	0.9
492,048	*	Denbury Resources, Inc	8,300,850	0.9
177,884		Smith International, Inc	7,616,993	0.9
		Other	15,690,478	1.8

			46,441,302	5.3

PAPER AND ALLIED PRODUCTS			4,304,941	0.5

PERSONAL SERVICES			5,412,014	0.6

PETROLEUM AND COAL PRODUCTS
136,976		Walter Industries, Inc	12,638,776	1.4

			12,638,776	1.4

PRIMARY METAL INDUSTRIES
130,606		Precision Castparts Corp	16,549,086	1.9

			16,549,086	1.9

PRINTING AND PUBLISHING			4,560,821	0.5

REAL ESTATE			2,785,626	0.3

SECURITY AND COMMODITY BROKERS
366,171	*	Nasdaq Stock Market, Inc	7,733,532	0.9
252,355		T Rowe Price Group, Inc	13,861,859	1.5
		Other	3,149,240	0.4

			24,744,631	2.8

Shares		Company	Value	% of net assets

SPECIAL TRADE CONTRACTORS			$6,602,670	0.8%

TOBACCO PRODUCTS
104,004		Lorillard, Inc	7,825,261	0.9

			7,825,261	0.9

TRANSPORTATION BY AIR
210,332	*	Air Methods Corp	7,151,288	0.8
		Other	5,993,874	0.7

			13,145,162	1.5

TRANSPORTATION EQUIPMENT			13,693,907	1.6

WHOLESALE TRADE-DURABLE GOODS
458,071	*	LKQ Corp	9,298,840	1.1
239,710		Solera Holdings, Inc	9,264,792	1.1
		Other	9,166,474	1.0

			27,730,106	3.2

WHOLESALE TRADE-NONDURABLE GOODS			15,412,752	1.8

	TOTAL COMMON STOCKS
	(Cost $740,367,796)		867,461,816	99.2

	TOTAL PORTFOLIO
	(Cost $740,367,796)		867,461,816	99.2
	OTHER ASSETS & LIABILITIES, NET		6,777,848	0.8

	NET ASSETS		$874,239,664	100.0%

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

70	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP VALUE FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK			$5,745,600	0.3%

AMUSEMENT AND RECREATION SERVICES			2,919,000	0.2

APPAREL AND ACCESSORY STORES
420,000		Limited Brands, Inc	10,340,400	0.6
		Other	34,962,920	1.9

			45,303,320	2.5

APPAREL AND OTHER TEXTILE PRODUCTS			7,373,800	0.4

BUSINESS SERVICES
253,655	*	Computer Sciences Corp	13,821,661	0.7
		Other	20,935,469	1.2

			34,757,130	1.9

CHEMICALS AND ALLIED PRODUCTS			108,187,835	5.9

COAL MINING			3,094,316	0.2

COMMUNICATIONS
990,000		CBS Corp (Class B)	13,800,600	0.8
448,000		CenturyTel, Inc	15,886,080	0.9
690,000		DISH Network Corp (Class A)	14,365,800	0.8
2,675,000		Qwest Communications International, Inc	13,963,500	0.8
		Other	35,358,598	1.8

			93,374,578	5.1

DEPOSITORY INSTITUTIONS
345,000		Comerica, Inc	13,123,800	0.7
2,725,000		Huntington Bancshares, Inc	14,633,250	0.8
1,445,000		Regions Financial Corp	11,343,250	0.6
500,000		SunTrust Banks, Inc	13,395,000	0.7
925,309		TCF Financial Corp	14,749,426	0.7
		Other	48,562,559	2.8

			115,807,285	6.3

EATING AND DRINKING PLACES			15,440,620	0.8

ELECTRIC, GAS, AND SANITARY SERVICES
330,000		Edison International	11,276,100	0.6
266,000		PG&E Corp	11,283,720	0.7
469,763		Republic Services, Inc	13,632,523	0.8
210,000		Sempra Energy	10,479,000	0.6
490,000		Xcel Energy, Inc	10,388,000	0.6
		Other	125,600,366	6.8

			182,659,709	10.1

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
227,000		Cooper Industries plc	10,882,380	0.5
135,000		Whirlpool Corp	11,778,750	0.5
		Other	40,489,891	2.4

			63,151,021	3.4

ENGINEERING AND MANAGEMENT SERVICES
610,000		KBR, Inc	13,517,600	0.8
		Other	9,876,800	0.5

			23,394,400	1.3

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS
384,795	*	Crown Holdings, Inc	$10,374,073	0.5%
		Other	14,296,180	0.8

			24,670,253	1.3

FOOD AND KINDRED PRODUCTS
265,000		H.J. Heinz Co	12,086,650	0.7
303,000		Hormel Foods Corp	12,729,030	0.7
		Other	55,805,600	3.0

			80,621,280	4.4

FOOD STORES
455,000		Safeway, Inc	11,311,300	0.7
		Other	11,614,200	0.6

			22,925,500	1.3

FORESTRY			13,142,700	0.7

FURNITURE AND FIXTURES			9,679,200	0.5

GENERAL BUILDING CONTRACTORS			6,119,661	0.3

GENERAL MERCHANDISE STORES
820,000		Macy’s, Inc	17,851,400	1.0

			17,851,400	1.0

HEALTH SERVICES
750,000	*	Healthsouth Corp	14,025,000	0.8
		Other	8,892,038	0.5

			22,917,038	1.3

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,171,200	0.1

HOLDING AND OTHER INVESTMENT OFFICES
725,997		Annaly Mortgage Management, Inc	12,472,628	0.7
210,000		Boston Properties, Inc	15,842,400	0.9
275,000		Equity Residential	10,766,250	0.6
750,000		Host Marriott Corp	10,987,500	0.6
225,654		Vornado Realty Trust	17,082,008	1.0
		Other	54,870,310	3.0

			122,021,096	6.8

HOTELS AND OTHER LODGING PLACES			5,941,860	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT
263,000		ITT Industries, Inc	14,099,430	0.7
1,430,000		Xerox Corp	13,942,500	0.8
		Other	39,503,811	2.2

			67,545,741	3.7

INSTRUMENTS AND RELATED PRODUCTS
760,000	*	Hologic, Inc	14,090,400	0.8
465,000		PerkinElmer, Inc	11,113,500	0.6
		Other	10,214,662	0.5

			35,418,562	1.9

INSURANCE AGENTS, BROKERS AND SERVICE
275,000		AON Corp	11,745,250	0.6
660,360		Hartford Financial Services Group, Inc	18,767,431	1.0
490,000		Marsh & McLennan Cos, Inc	11,965,800	0.7

			42,478,481	2.3

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP VALUE FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

INSURANCE CARRIERS
154,000	PartnerRe Ltd	$12,276,880	0.8%
181,547	Prudential Financial, Inc	10,983,594	0.6
195,000	RenaissanceRe Holdings Ltd	11,068,200	0.6
960,000	XL Capital Ltd (Class A)	18,143,999	1.1
	Other	100,932,977	5.4

		153,405,650	8.5

LEATHER AND LEATHER PRODUCTS		6,323,200	0.3

METAL MINING
150,000	Cleveland-Cliffs, Inc	10,642,500	0.6
	Other	9,255,861	0.5

		19,898,361	1.1

MISCELLANEOUS MANUFACTURING INDUSTRIES		11,020,718	0.6

MOTION PICTURES		2,352,800	0.1

NONDEPOSITORY INSTITUTIONS
850,000	Discover Financial Services	12,665,000	0.6
	Other	14,745,660	0.9

		27,410,660	1.5

NONMETALLIC MINERALS, EXCEPT FUELS		5,295,180	0.3

OIL AND GAS EXTRACTION
161,000	Noble Energy, Inc	11,753,000	0.7
	Other	108,480,233	5.9

		120,233,233	6.6

PAPER AND ALLIED PRODUCTS		19,427,422	1.1

PETROLEUM AND COAL PRODUCTS
145,000	Walter Industries, Inc	13,379,150	0.7
	Other	14,728,507	0.8

		28,107,657	1.5

PIPELINES, EXCEPT NATURAL GAS
755,000	Spectra Energy Corp	17,010,150	0.9

		17,010,150	0.9

PRIMARY METAL INDUSTRIES		11,549,852	0.6

PRINTING AND PUBLISHING		14,290,352	0.8

RAILROAD TRANSPORTATION		13,430,760	0.7

REAL ESTATE		3,587,200	0.2

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		13,180,420	0.7

SECURITY AND COMMODITY BROKERS
610,000	Invesco Ltd	13,365,100	0.8
	Other	23,412,784	1.2

		36,777,884	2.0

TOBACCO PRODUCTS
182,000	Lorillard, Inc	13,693,680	0.7

		13,693,680	0.7

TRANSPORTATION BY AIR		31,037,400	1.7

Shares	Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
446,000	* Spirit Aerosystems Holdings, Inc (Class A)	$10,427,480	0.5%
	Other	35,865,556	2.0

		46,293,036	2.5

WATER TRANSPORTATION		11,448,197	0.6

WHOLESALE TRADE-DURABLE GOODS		4,398,980	0.2

WHOLESALE TRADE-NONDURABLE GOODS
167,000	Airgas, Inc	10,624,540	0.5
	Other	8,374,080	0.5

		18,998,620	1.0

	TOTAL COMMON STOCKS
	(Cost $1,593,312,106)	1,803,883,998	98.5

	TOTAL PORTFOLIO
	(Cost $1,593,312,106)	1,803,883,998	98.5
	OTHER ASSETS & LIABILITIES, NET	26,600,501	1.5

	NET ASSETS	$1,830,484,499	100.0%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

72	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$1,108,965	0.1%

AGRICULTURAL PRODUCTION-LIVESTOCK			683,327	0.1

AMUSEMENT AND RECREATION SERVICES			4,597,062	0.5

APPAREL AND ACCESSORY STORES
103,905	*	Carter’s, Inc	3,132,736	0.4
123,048	*	Dress Barn, Inc	3,218,936	0.5
		Other	15,416,704	1.7

			21,768,376	2.6

APPAREL AND OTHER TEXTILE PRODUCTS			5,783,601	0.7

AUTO REPAIR, SERVICES AND PARKING			2,648,990	0.3

AUTOMOTIVE DEALERS AND SERVICE STATIONS			3,107,368	0.4

BUSINESS SERVICES
119,970	*	Unisys Corp	4,185,754	0.6
		Other	70,257,869	8.2

			74,443,623	8.8

CHEMICALS AND ALLIED PRODUCTS
106,521	*	Human Genome Sciences, Inc	3,216,933	0.4
390,004	*	PolyOne Corp	3,993,640	0.5
198,712	*	Solutia, Inc	3,201,249	0.4
116,600	*	WR Grace & Co	3,236,815	0.4
		Other	56,238,523	6.5

			69,887,160	8.2

COAL MINING			2,489,213	0.3

COMMUNICATIONS
69,400	*	Anixter International, Inc	3,251,391	0.5
		Other	12,336,495	1.3

			15,587,886	1.8

DEPOSITORY INSTITUTIONS
99,993		Prosperity Bancshares, Inc	4,099,713	0.6
		Other	54,778,571	6.3

			58,878,284	6.9

EATING AND DRINKING PLACES
130,961	*	Cheesecake Factory	3,543,805	0.4
248,500	*	Domino’s Pizza, Inc	3,389,540	0.4
86,763	*	PF Chang’s China Bistro, Inc	3,828,851	0.5
		Other	6,890,084	0.8

			17,652,280	2.1

EDUCATIONAL SERVICES
269,651	*	Corinthian Colleges, Inc	4,743,161	0.5
		Other	2,925,543	0.4

			7,668,704	0.9

ELECTRIC, GAS, AND SANITARY SERVICES
188,339		Avista Corp	3,900,501	0.5
143,163		Black Hills Corp	4,344,997	0.5
108,030		Idacorp, Inc	3,739,999	0.4
100,630		Nicor, Inc	4,218,410	0.5

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES—continued
132,755		WGL Holdings, Inc	$4,599,960	0.4%
		Other	11,579,079	1.5

			32,382,946	3.8

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
376,228	*	Arris Group, Inc	4,518,497	0.6
103,900	*	Atheros Communications, Inc	4,021,968	0.5
181,425	*	Benchmark Electronics, Inc	3,762,755	0.4
140,763	*	EnerSys	3,471,216	0.4
122,100		Plantronics, Inc	3,819,288	0.4
57,511		Regal-Beloit Corp	3,416,729	0.4
		Other	55,804,166	6.6

			78,814,619	9.3

ENGINEERING AND MANAGEMENT SERVICES
164,716	*	Tetra Tech, Inc	3,795,056	0.5
77,213		Towers Watson & Co	3,667,618	0.5
		Other	12,739,629	1.4

			20,202,303	2.4

FABRICATED METAL PRODUCTS			7,642,752	0.9

FISHERIES			220,086	0.0

FOOD AND KINDRED PRODUCTS
66,800		Sanderson Farms, Inc	3,581,148	0.5
		Other	6,188,937	0.7

			9,770,085	1.2

FOOD STORES			2,000,065	0.2

FURNITURE AND FIXTURES			1,857,217	0.2

FURNITURE AND HOME FURNISHINGS STORES			106,758	0.0

GENERAL BUILDING CONTRACTORS			3,355,396	0.4

GENERAL MERCHANDISE STORES			4,746,419	0.6

HEALTH SERVICES
240,457	*	Healthsouth Corp	4,496,545	0.5
		Other	7,358,613	0.9

			11,855,158	1.4

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,392,959	0.3

HOLDING AND OTHER INVESTMENT OFFICES
78,900		Equity Lifestyle Properties, Inc	4,251,133	0.6
149,692		Highwoods Properties, Inc	4,749,728	0.7
187,452		Omega Healthcare Investors, Inc	3,653,439	0.4
		Other	44,050,527	5.0

			56,704,827	6.7

HOTELS AND OTHER LODGING PLACES			2,208,748	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT			25,822,968	3.0

INSTRUMENTS AND RELATED PRODUCTS
216,100	*	Bruker BioSciences Corp	3,165,865	0.4
85,022	*	Fossil, Inc	3,208,730	0.4
67,800	*	Haemonetics Corp	3,874,769	0.6
92,894		STERIS Corp	3,126,812	0.4

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS—continued
74,426	*	Veeco Instruments, Inc	$3,237,531	0.4%
		Other	27,108,808	3.0

			43,722,515	5.2

INSURANCE AGENTS, BROKERS AND SERVICE			433,683	0.1

INSURANCE CARRIERS
140,688	*	Centene Corp	3,382,139	0.4
360,604	*	MGIC Investment Corp	3,955,825	0.6
		Other	29,548,277	3.3

			36,886,241	4.3

LEATHER AND LEATHER PRODUCTS			4,349,913	0.5

LEGAL SERVICES			825,698	0.1

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,606,586	0.2

METAL MINING			5,673,537	0.7

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,992,884	0.2

MISCELLANEOUS RETAIL
101,822	*	Jo-Ann Stores, Inc	4,274,487	0.6
143,203		World Fuel Services Corp	3,814,928	0.4
		Other	13,158,408	1.5

			21,247,823	2.5

MOTION PICTURES			1,739,320	0.2

NONDEPOSITORY INSTITUTIONS
170,015	*	PHH Corp	4,007,254	0.5
		Other	7,757,616	0.9

			11,764,870	1.4

OIL AND GAS EXTRACTION			28,467,836	3.4

PAPER AND ALLIED PRODUCTS			8,625,302	1.0

PERSONAL SERVICES			2,072,301	0.2

PETROLEUM AND COAL PRODUCTS			2,321,040	0.3

PRIMARY METAL INDUSTRIES			5,942,205	0.7

PRINTING AND PUBLISHING			5,070,125	0.6

REAL ESTATE			975,438	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
171,300		Cooper Tire & Rubber Co	3,258,126	0.4
		Other	6,573,098	0.8

			9,831,224	1.2

SECURITY AND COMMODITY BROKERS
2,863,995	*	E*Trade Financial Corp	4,725,592	0.5
		Other	9,898,926	1.2

			14,624,518	1.7

SOCIAL SERVICES			31,330	0.0

SPECIAL TRADE CONTRACTORS
190,170	*d	EMCOR Group, Inc	4,683,887	0.6
		Other	5,159,272	0.6

			9,843,159	1.2

Shares		Company	Value	% of net assets

STONE, CLAY, AND GLASS PRODUCTS			$1,783,055	0.2%

TEXTILE MILL PRODUCTS			1,701,621	0.2

TRANSPORTATION BY AIR
269,200	*	UAL Corp	5,262,860	0.7
		Other	11,096,305	1.2

			16,359,165	1.9

TRANSPORTATION EQUIPMENT
78,346		A.O. Smith Corp	4,118,650	0.6
217,536	*	Orbital Sciences Corp	4,135,360	0.6
		Other	18,626,967	2.0

			26,880,977	3.2

TRANSPORTATION SERVICES			2,953,933	0.3

TRUCKING AND WAREHOUSING			4,283,910	0.5

WATER TRANSPORTATION			3,642,175	0.4

WHOLESALE TRADE-DURABLE GOODS
87,236		Owens & Minor, Inc	4,046,879	0.5
163,216	*	PSS World Medical, Inc	3,837,208	0.5
		Other	4,200,428	0.4

			12,084,515	1.4

WHOLESALE TRADE-NONDURABLE GOODS
59,512	*	United Stationers, Inc	3,502,282	0.3
		Other	9,557,326	1.2

			13,059,608	1.5

	TOTAL COMMON STOCKS
	(Cost $741,337,752)		847,184,652	99.8

	TOTAL PORTFOLIO
	(Cost $741,337,752)		847,184,652	99.8
	OTHER ASSETS & LIABILITIES, NET		1,558,378	0.2

	NET ASSETS		$848,743,030	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

74	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES			$211,879	0.0%

AMUSEMENT AND RECREATION SERVICES			763,630	0.1

APPAREL AND ACCESSORY STORES			5,470,445	1.0

APPAREL AND OTHER TEXTILE PRODUCTS
33,213		Nike, Inc (Class B)	2,441,156	0.6
		Other	1,245,272	0.1

			3,686,428	0.7

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,961,091	0.4

BUILDING MATERIALS AND GARDEN SUPPLIES			1,963,463	0.4

BUSINESS SERVICES
22,016	*	Google, Inc (Class A)	12,483,291	2.4
708,313		Microsoft Corp	20,732,321	3.9
351,285		Oracle Corp	9,024,511	1.7
41,303		Visa, Inc (Class A)	3,759,812	0.7
		Other	28,613,132	5.1

			74,613,067	13.8

CHEMICALS AND ALLIED PRODUCTS
142,036		Abbott Laboratories	7,482,456	1.4
93,044	*	Amgen, Inc	5,560,309	1.0
87,145		Bristol-Myers Squibb Co	2,326,772	0.4
42,309	*	Celgene Corp	2,621,466	0.5
45,915		Colgate-Palmolive Co	3,914,713	0.7
83,303	*	Gilead Sciences, Inc	3,788,620	0.7
196,012		Johnson & Johnson	12,779,981	2.5
108,471		Merck & Co, Inc	4,051,392	0.7
50,157		Monsanto Co	3,582,213	0.7
28,275		Praxair, Inc	2,346,825	0.4
175,462		Procter & Gamble Co	11,101,481	2.2
		Other	21,599,891	3.9

			81,156,119	15.1

COAL MINING			2,756,076	0.5

COMMUNICATIONS			5,671,507	1.0

DEPOSITORY INSTITUTIONS			6,829,924	1.3

EATING AND DRINKING PLACES
101,393		McDonald’s Corp	6,764,940	1.3
		Other	4,626,096	0.8

			11,391,036	2.1

EDUCATIONAL SERVICES			2,021,533	0.4

ELECTRIC, GAS, AND SANITARY SERVICES			6,287,691	1.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
81,988	*	Apple Computer, Inc	19,261,440	3.7
530,084	*	Cisco Systems, Inc	13,798,086	2.6
157,671	*	Dell, Inc	2,366,642	0.4
170,117		Hewlett-Packard Co	9,041,718	1.7
317,477		Intel Corp	7,067,038	1.3
152,110		Qualcomm, Inc	6,387,099	1.2

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—continued
117,033		Texas Instruments, Inc	$2,863,798	0.5%
		Other	15,142,203	2.6

			75,928,024	14.0

ENGINEERING AND MANAGEMENT SERVICES			4,881,317	0.9

FABRICATED METAL PRODUCTS			1,323,644	0.2

FOOD AND KINDRED PRODUCTS
167,227		Coca-Cola Co	9,197,485	1.7
148,541		PepsiCo, Inc	9,827,473	1.9
		Other	7,982,677	1.4

			27,007,635	5.0

FOOD STORES			1,655,893	0.3

FORESTRY			151,418	0.0

FURNITURE AND FIXTURES			593,027	0.1

FURNITURE AND HOME FURNISHINGS STORES			1,470,395	0.3

GENERAL BUILDING CONTRACTORS			157,684	0.0

GENERAL MERCHANDISE STORES
39,892		Costco Wholesale Corp	2,381,951	0.4
69,120		Target Corp	3,635,712	0.7
203,175		Wal-Mart Stores, Inc	11,296,531	2.1
		Other	2,185,615	0.4

			19,499,809	3.6

HEALTH SERVICES
25,224	*	Express Scripts, Inc	2,566,794	0.6
44,333	*	Medco Health Solutions, Inc	2,862,138	0.6
		Other	5,853,464	0.9

			11,282,396	2.1

HOLDING AND OTHER INVESTMENT OFFICES
63,403		iShares Russell 1000 Growth Index Fund	3,293,785	0.7
		Other	3,956,391	0.6

			7,250,176	1.3

HOTELS AND OTHER LODGING PLACES			1,363,971	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT
63,815		3M Co	5,333,021	1.1
69,064		Emerson Electric Co	3,476,682	0.7
121,441		International Business Machines Corp	15,574,809	3.0
		Other	14,552,022	2.4

			38,936,534	7.2

INSTRUMENTS AND RELATED PRODUCTS
55,606		Baxter International, Inc	3,236,270	0.6
102,872		Medtronic, Inc	4,632,327	1.0
		Other	18,157,835	3.2

			26,026,432	4.8

INSURANCE AGENTS, BROKERS AND SERVICE			631,311	0.1

INSURANCE CARRIERS
43,110		Aflac, Inc	2,340,441	0.5
		Other	4,534,146	0.8

			6,874,587	1.3

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

JUSTICE, PUBLIC ORDER AND SAFETY	$21,727	0.0%

LEATHER AND LEATHER PRODUCTS	1,154,103	0.2

LEGAL SERVICES	190,112	0.0

METAL MINING
43,997	Newmont Mining Corp	2,240,768	0.4
Other	2,399,527	0.5

4,640,295	0.9

MISCELLANEOUS MANUFACTURING INDUSTRIES	984,563	0.2

MISCELLANEOUS RETAIL
30,210	*	Amazon.com, Inc	4,100,403	0.8
91,147	Walgreen Co	3,380,642	0.6
Other	7,181,762	1.3

14,662,807	2.7

MOTION PICTURES	1,457,704	0.3

NONDEPOSITORY INSTITUTIONS	1,778,172	0.3

NONMETALLIC MINERALS, EXCEPT FUELS	122,190	0.0

OIL AND GAS EXTRACTION
49,918	Schlumberger Ltd	3,167,797	0.7
Other	6,476,909	1.1

9,644,706	1.8

PAPER AND ALLIED PRODUCTS	2,108,743	0.4

PERSONAL SERVICES	608,383	0.1

PETROLEUM AND COAL PRODUCTS
115,709	d	Exxon Mobil Corp	7,750,189	1.5
Other	786,896	0.1

8,537,085	1.6

PRIMARY METAL INDUSTRIES	2,360,882	0.4

PRINTING AND PUBLISHING	1,982,419	0.4

RAILROAD TRANSPORTATION	2,184,374	0.4

REAL ESTATE	664,517	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	331,888	0.1

SECURITY AND COMMODITY BROKERS	9,098,912	1.7

STONE, CLAY, AND GLASS PRODUCTS
121,959	Corning, Inc	2,464,791	0.5
Other	1,032,196	0.1

3,496,987	0.6

TOBACCO PRODUCTS
190,027	Altria Group, Inc	3,899,354	0.7
180,278	Philip Morris International, Inc	9,403,301	1.7
Other	941,854	0.2

14,244,509	2.6

TRANSPORTATION BY AIR	2,029,249	0.4

Shares	Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
68,541	Honeywell International, Inc	$3,102,851	0.7%
27,723	Lockheed Martin Corp	2,307,108	0.5
70,578	United Technologies Corp	5,195,246	1.1
Other	3,867,790	0.4

14,472,995	2.7

TRANSPORTATION SERVICES	1,793,236	0.3

TRUCKING AND WAREHOUSING
63,561	United Parcel Service, Inc (Class B)	4,093,964	0.8
Other	535,213	0.1

4,629,177	0.9

WATER TRANSPORTATION	908,304	0.2

WHOLESALE TRADE-DURABLE GOODS	1,847,082	0.3

WHOLESALE TRADE-NONDURABLE GOODS	3,698,563	0.7

TOTAL COMMON STOCKS
(Cost $484,631,087)	539,471,826	99.8

RIGHTS/WARRANTS

EATING AND DRINKING PLACES	2	0.0

TOTAL RIGHTS/WARRANTS
(Cost $0)	2	0.0

TOTAL PORTFOLIO
(Cost $484,631,087)	539,471,828	99.8
OTHER ASSETS & LIABILITIES, NET	1,111,414	0.2

NET ASSETS	$540,583,242	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

76	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
191,551		Walt Disney Co	$6,687,045	1.2%
		Other	420,435	0.0

			7,107,480	1.2

APPAREL AND ACCESSORY STORES			821,677	0.1

APPAREL AND OTHER TEXTILE PRODUCTS			702,587	0.1

AUTO REPAIR, SERVICES AND PARKING			398,366	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS			317,427	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES
160,140		Home Depot, Inc	5,180,529	0.9
102,228		Lowe’s Cos, Inc	2,478,007	0.4

			7,658,536	1.3

BUSINESS SERVICES			6,844,417	1.1

CHEMICALS AND ALLIED PRODUCTS
112,095		Dow Chemical Co	3,314,649	0.6
62,992		Johnson & Johnson	4,107,078	0.7
189,289		Merck & Co, Inc	7,069,944	1.2
815,769		Pfizer, Inc	13,990,438	2.4
101,928		Procter & Gamble Co	6,448,985	1.1
		Other	13,316,082	2.1

			48,247,176	8.1

COAL MINING			473,402	0.1

COMMUNICATIONS
597,061		AT&T, Inc	15,428,056	2.7
268,808		Comcast Corp (Class A)	5,058,967	0.9
287,445		Verizon Communications, Inc	8,916,544	1.6
		Other	13,762,890	2.1

			43,166,457	7.3

DEPOSITORY INSTITUTIONS
1,005,348		Bank of America Corp	17,945,463	3.1
95,934		Bank of New York Mellon Corp	2,962,442	0.5
1,911,661	*	Citigroup, Inc	7,742,227	1.4
400,820		JPMorgan Chase & Co	17,936,695	3.1
52,207		PNC Financial Services Group, Inc	3,116,758	0.6
192,041		US Bancorp	4,970,021	0.9
445,723		Wells Fargo & Co	13,870,900	2.4
		Other	15,096,132	2.2

			83,640,638	14.2

EATING AND DRINKING PLACES			121,000	0.0

EDUCATIONAL SERVICES			34,440	0.0

ELECTRIC, GAS, AND SANITARY SERVICES
61,215		Exelon Corp	2,681,830	0.6
79,111		Southern Co	2,623,321	0.4
		Other	35,570,223	5.9

			40,875,374	6.9

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
54,952		Hewlett-Packard Co	$2,920,700	0.6%
216,458		Intel Corp	4,818,356	0.9
		Other	9,784,225	1.4

			17,523,281	2.9

ENGINEERING AND MANAGEMENT SERVICES			965,374	0.2

FABRICATED METAL PRODUCTS			5,255,064	0.9

FOOD AND KINDRED PRODUCTS
50,340		Coca-Cola Co	2,768,701	0.6
149,103		Kraft Foods, Inc (Class A)	4,508,876	0.9
		Other	11,825,309	1.7

			19,102,886	3.2

FOOD STORES			1,638,078	0.3

FORESTRY			1,185,563	0.2

FURNITURE AND FIXTURES			697,491	0.1

FURNITURE AND HOME FURNISHINGS STORES			478,595	0.1

GENERAL BUILDING CONTRACTORS			1,784,899	0.3

GENERAL MERCHANDISE STORES			2,652,505	0.4

HEALTH SERVICES			2,631,428	0.4

HOLDING AND OTHER INVESTMENT OFFICES
87,719		iShares Russell 1000 Value Index Fund	5,356,998	1.0
		Other	17,534,421	2.8

			22,891,419	3.8

HOTELS AND OTHER LODGING PLACES			2,538,521	0.4

INDUSTRIAL MACHINERY AND EQUIPMENT
182,459	*	EMC Corp	3,291,560	0.7
1,068,519		General Electric Co	19,447,046	3.4
		Other	16,925,292	2.6

			39,663,898	6.7

INSTRUMENTS AND RELATED PRODUCTS			7,521,183	1.3

INSURANCE AGENTS, BROKERS AND SERVICE			4,084,060	0.7

INSURANCE CARRIERS
58,528		Metlife, Inc	2,536,604	0.4
51,875		Travelers Cos, Inc	2,798,137	0.6
119,911		UnitedHealth Group, Inc	3,917,491	0.8
43,041	*	WellPoint, Inc	2,770,979	0.5
		Other	21,850,148	3.4

			33,873,359	5.7

JUSTICE, PUBLIC ORDER AND SAFETY			197,667	0.0

METAL MINING			2,508,522	0.4

MISCELLANEOUS MANUFACTURING INDUSTRIES			714,282	0.1

MISCELLANEOUS RETAIL
101,833		CVS Corp	3,723,014	0.7
		Other	680,394	0.0

			4,403,408	0.7

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

MOTION PICTURES
229,514	News Corp (Class A)	$3,307,297	0.6%
121,087	Time Warner, Inc	3,786,390	0.7
Other	2,601,312	0.3

9,694,999	1.6

NONDEPOSITORY INSTITUTIONS
83,559	American Express Co	3,447,644	0.7
Other	3,183,350	0.4

6,630,994	1.1

NONMETALLIC MINERALS, EXCEPT FUELS	714,925	0.1

OIL AND GAS EXTRACTION
50,211	Anadarko Petroleum Corp	3,656,867	0.7
33,976	Apache Corp	3,448,564	0.6
44,907	Devon Energy Corp	2,893,358	0.5
90,521	Halliburton Co	2,727,398	0.5
82,157	Occidental Petroleum Corp	6,945,552	1.3
66,079	Schlumberger Ltd	4,193,372	0.8
58,584	XTO Energy, Inc	2,763,993	0.5
Other	17,363,881	2.5

43,992,985	7.4

PAPER AND ALLIED PRODUCTS	3,130,542	0.5

PERSONAL SERVICES	596,539	0.1

PETROLEUM AND COAL PRODUCTS
202,801	Chevron Corp	15,378,400	2.6
149,961	ConocoPhillips	7,673,504	1.3
365,327	d	Exxon Mobil Corp	24,469,603	4.1
Other	7,276,327	1.3

54,797,834	9.3

PIPELINES, EXCEPT NATURAL GAS	1,486,349	0.2

PRIMARY METAL INDUSTRIES	5,601,980	0.9

PRINTING AND PUBLISHING	1,208,992	0.2

RAILROAD TRANSPORTATION	5,754,927	1.0

REAL ESTATE	485,488	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	687,403	0.1

SECURITY AND COMMODITY BROKERS
47,874	Goldman Sachs Group, Inc	8,168,740	1.5
105,273	Morgan Stanley	3,083,446	0.5
Other	7,131,260	1.1

18,383,446	3.1

SPECIAL TRADE CONTRACTORS	412,611	0.1

STONE, CLAY, AND GLASS PRODUCTS	1,006,487	0.2

TEXTILE MILL PRODUCTS	307,356	0.1

TOBACCO PRODUCTS	895,345	0.2

TRANSPORTATION BY AIR
31,452	FedEx Corp	2,937,616	0.5
Other	693,482	0.1

3,631,098	0.6

Shares	Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
67,192	Boeing Co	$4,878,810	0.9%
334,150	*	Ford Motor Co	4,200,266	0.7
Other	6,041,670	0.9

15,120,746	2.5

TRANSPORTATION SERVICES	113,701	0.0

TRUCKING AND WAREHOUSING	109,855	0.0

WATER TRANSPORTATION	1,833,653	0.3

WHOLESALE TRADE-DURABLE GOODS	842,867	0.1

WHOLESALE TRADE-NONDURABLE GOODS	2,609,789	0.4

TOTAL COMMON STOCKS
(Cost $646,568,626)	592,771,371	99.6

RIGHTS/WARRANTS

COMMUNICATIONS	1,083	0.0

TOTAL RIGHTS/WARRANTS
(Cost $0)	1,083	0.0

TOTAL PORTFOLIO
(Cost $646,568,626)	592,772,454	99.6
OTHER ASSETS & LIABILITIES, NET	2,513,393	0.4

NET ASSETS	$595,285,847	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

78	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

EQUITY INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$104,727	0.0%

AGRICULTURAL PRODUCTION-LIVESTOCK			122,760	0.0

AGRICULTURAL SERVICES			374,377	0.0

AMUSEMENT AND RECREATION SERVICES
268,337		Walt Disney Co	9,367,644	0.5
		Other	2,783,347	0.1

			12,150,991	0.6

APPAREL AND ACCESSORY STORES			12,456,133	0.7

APPAREL AND OTHER TEXTILE PRODUCTS			7,876,023	0.4

AUTO REPAIR, SERVICES AND PARKING			1,052,426	0.0

AUTOMOTIVE DEALERS AND SERVICE STATIONS			3,772,572	0.2

BUILDING MATERIALS AND GARDEN SUPPLIES
240,399		Home Depot, Inc	7,776,908	0.4
		Other	6,035,132	0.4

			13,812,040	0.8

BUSINESS SERVICES
33,939	*	Google, Inc (Class A)	19,243,753	1.2
1,092,235		Microsoft Corp	31,969,719	1.8
541,695		Oracle Corp	13,916,146	0.9
		Other	75,203,526	3.9

			140,333,144	7.8

CHEMICALS AND ALLIED PRODUCTS
219,025		Abbott Laboratories	11,538,236	0.6
143,468	*	Amgen, Inc	8,573,647	0.5
243,055		Bristol-Myers Squibb Co	6,489,569	0.5
70,823		Colgate-Palmolive Co	6,038,368	0.3
390,515		Johnson & Johnson	25,461,579	1.5
432,225		Merck & Co, Inc	16,143,603	0.9
1,142,708		Pfizer, Inc	19,597,442	1.2
413,069		Procter & Gamble Co	26,134,875	1.5
		Other	83,146,544	4.2

			203,123,863	11.2

COAL MINING			5,119,247	0.2

COMMUNICATIONS
836,215		AT&T, Inc	21,607,796	1.3
407,149		Comcast Corp (Class A)	7,662,543	0.5
402,620		Verizon Communications, Inc	12,489,272	0.7
		Other	30,401,511	1.4

			72,161,122	3.9

DEPOSITORY INSTITUTIONS
1,408,188		Bank of America Corp	25,136,155	1.5
2,676,033	*	Citigroup, Inc	10,837,933	0.7
561,510		JPMorgan Chase & Co	25,127,572	1.5
268,977		US Bancorp	6,961,124	0.5
733,887		Wells Fargo & Co	22,838,562	1.3
		Other	47,675,353	2.1

			138,576,699	7.6

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
156,377		McDonald’s Corp	$10,433,472	0.7%
		Other	9,467,978	0.4

			19,901,450	1.1

EDUCATIONAL SERVICES			3,867,247	0.2

ELECTRIC, GAS, AND SANITARY SERVICES			72,231,675	4.0

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
126,492	*	Apple Computer, Inc	29,716,765	1.7
817,428	*	Cisco Systems, Inc	21,277,650	1.3
338,957		Hewlett-Packard Co	18,015,564	1.1
791,571		Intel Corp	17,620,369	1.1
234,586		Qualcomm, Inc	9,850,265	0.6
		Other	56,171,111	2.7

			152,651,724	8.5

ENGINEERING AND MANAGEMENT SERVICES			12,133,178	0.6

FABRICATED METAL PRODUCTS			10,875,578	0.6

FISHERIES			7,122	0.0

FOOD AND KINDRED PRODUCTS
327,900		Coca-Cola Co	18,034,501	1.1
245,076		Kraft Foods, Inc (Class A)	7,411,098	0.4
229,069		PepsiCo, Inc	15,155,205	0.9
		Other	29,532,525	1.5

			70,133,329	3.9

FOOD STORES			5,434,579	0.3

FORESTRY			1,857,401	0.1

FURNITURE AND FIXTURES			2,915,766	0.1

FURNITURE AND HOME FURNISHINGS STORES			3,169,136	0.2

GENERAL BUILDING CONTRACTORS			3,504,058	0.2

GENERAL MERCHANDISE STORES
313,049		Wal-Mart Stores, Inc	17,405,525	1.1
		Other	17,268,676	0.9

			34,674,201	2.0

HEALTH SERVICES			23,918,942	1.3

HEAVY CONSTRUCTION, EXCEPT BUILDING			478,120	0.0

HOLDING AND OTHER INVESTMENT OFFICES
269,892		iShares Russell 3000 Index Fund	18,571,268	1.1
60,000		SPDR Trust Series 1	7,019,399	0.5
		Other	40,624,011	2.0

			66,214,678	3.6

HOTELS AND OTHER LODGING PLACES			6,410,260	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT
98,414		3M Co	8,224,458	0.5
1,501,028		General Electric Co	27,318,709	1.6
187,272		International Business Machines Corp	24,017,635	1.4
		Other	62,158,748	3.2

			121,719,550	6.7

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

EQUITY INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
158,627		Medtronic, Inc	$7,142,974	0.5%
		Other	51,894,295	2.7

			59,037,269	3.2

INSURANCE AGENTS, BROKERS AND SERVICE			6,784,871	0.4

INSURANCE CARRIERS			63,989,473	3.5

JUSTICE, PUBLIC ORDER AND SAFETY			493,986	0.0

LEATHER AND LEATHER PRODUCTS			2,607,494	0.1

LEGAL SERVICES			329,000	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT			254,927	0.0

LUMBER AND WOOD PRODUCTS			375,070	0.0

METAL MINING			11,823,939	0.7

MISCELLANEOUS MANUFACTURING INDUSTRIES			2,867,912	0.1

MISCELLANEOUS RETAIL
46,581	*	Amazon.com, Inc	6,322,439	0.4
206,253		CVS Corp	7,540,611	0.5
		Other	17,137,011	0.9

			31,000,061	1.8

MOTION PICTURES			16,232,289	0.9

NONDEPOSITORY INSTITUTIONS			14,008,587	0.7

NONMETALLIC MINERALS, EXCEPT FUELS			1,343,178	0.1

OIL AND GAS EXTRACTION
114,825		Occidental Petroleum Corp	9,707,306	0.6
169,257		Schlumberger Ltd	10,741,049	0.7
		Other	59,948,695	3.1

			80,397,050	4.4

PAPER AND ALLIED PRODUCTS			8,812,430	0.4

PERSONAL SERVICES			2,513,573	0.1

PETROLEUM AND COAL PRODUCTS
284,127		Chevron Corp	21,545,350	1.3
209,808		ConocoPhillips	10,735,875	0.6
691,435		d Exxon Mobil Corp	46,312,315	2.6
		Other	11,745,031	0.5

			90,338,571	5.0

PIPELINES, EXCEPT NATURAL GAS			2,051,424	0.1

PRIMARY METAL INDUSTRIES			12,910,793	0.7

PRINTING AND PUBLISHING			5,853,678	0.3

RAILROAD TRANSPORTATION			11,712,957	0.7

REAL ESTATE			2,073,731	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			3,070,751	0.1

SECURITY AND COMMODITY BROKERS
71,426		Goldman Sachs Group, Inc	12,187,417	0.8
		Other	29,701,982	1.5

			41,889,399	2.3

Shares	Company	Value	% of net assets

SOCIAL SERVICES		$77,803	0.0%

SPECIAL TRADE CONTRACTORS		1,422,851	0.0

STONE, CLAY, AND GLASS PRODUCTS		7,182,649	0.4

TEXTILE MILL PRODUCTS		622,603	0.0

TOBACCO PRODUCTS
293,457	Altria Group, Inc	6,021,738	0.3
277,676	Philip Morris International, Inc	14,483,579	0.8
	Other	2,997,095	0.2

		23,502,412	1.3

TRANSPORTATION BY AIR		10,200,367	0.5

TRANSPORTATION EQUIPMENT
102,848	Boeing Co	7,467,792	0.5
118,570	United Technologies Corp	8,727,937	0.6
	Other	30,326,554	1.6

		46,522,283	2.7

TRANSPORTATION SERVICES		3,222,788	0.2

TRUCKING AND WAREHOUSING
97,686	United Parcel Service, Inc (Class B)	6,291,954	0.4
	Other	1,731,645	0.0

		8,023,599	0.4

WATER TRANSPORTATION		4,888,493	0.2

WHOLESALE TRADE-DURABLE GOODS		6,627,676	0.4

WHOLESALE TRADE-NONDURABLE GOODS		11,572,133	0.7

	TOTAL COMMON STOCKS
	(Cost $1,615,496,079)	1,819,772,188	99.6

RIGHTS/WARRANTS

COMMUNICATIONS		1,732	0.0

EATING AND DRINKING PLACES		11	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $0)	1,743	0.0

	TOTAL PORTFOLIO
	(Cost $1,615,496,079)	1,819,773,931	99.6
	OTHER ASSETS & LIABILITIES, NET	8,203,105	0.4

	NET ASSETS	$1,827,977,036	100.0%

Abbreviation(s):

SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

80	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

S&P 500 INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
226,282		Walt Disney Co	$7,899,504	0.6%
		Other	710,368	0.1

			8,609,872	0.7

APPAREL AND ACCESSORY STORES			6,633,065	0.5

APPAREL AND OTHER TEXTILE PRODUCTS			4,730,099	0.4

AUTO REPAIR, SERVICES AND PARKING			250,390	0.0

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,500,263	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES
197,823		Home Depot, Inc	6,399,574	0.5
		Other	4,890,288	0.4

			11,289,862	0.9

BUSINESS SERVICES
28,156	*	Google, Inc (Class A)	15,964,733	1.3
890,275		Microsoft Corp	26,058,348	2.2
456,656		Oracle Corp	11,731,493	0.9
		Other	40,564,803	3.2

			94,319,377	7.6

CHEMICALS AND ALLIED PRODUCTS
180,760		Abbott Laboratories	9,522,437	0.8
114,253	*	Amgen, Inc	6,827,759	0.5
199,466		Bristol-Myers Squibb Co	5,325,742	0.4
321,736		Johnson & Johnson	20,977,187	1.8
363,476		Merck & Co, Inc	13,575,829	1.1
941,922		Pfizer, Inc	16,153,962	1.3
338,895		Procter & Gamble Co	21,441,888	1.8
		Other	53,954,806	4.0

			147,779,610	11.7

COAL MINING			3,061,550	0.2

COMMUNICATIONS
689,008		AT&T, Inc	17,803,966	1.4
332,109		Comcast Corp (Class A)	6,250,291	0.5
330,508		Verizon Communications, Inc	10,252,358	0.8
		Other	13,551,363	1.1

			47,857,978	3.8

DEPOSITORY INSTITUTIONS
1,170,488		Bank of America Corp	20,893,212	1.7
2,280,689	*	Citigroup, Inc	9,236,790	0.7
463,552		JPMorgan Chase & Co	20,743,953	1.7
222,481		US Bancorp	5,757,808	0.5
604,461		Wells Fargo & Co	18,810,827	1.5
		Other	25,490,098	2.0

			100,932,688	8.1

EATING AND DRINKING PLACES
125,558		McDonald’s Corp	8,377,230	0.6
		Other	4,958,895	0.5

			13,336,125	1.1

EDUCATIONAL SERVICES			1,404,610	0.1

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES			$47,795,310	3.8%

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
105,801	*	Apple Computer, Inc	24,855,829	2.0
668,038	*	Cisco Systems, Inc	17,389,029	1.4
274,660		Hewlett-Packard Co	14,598,179	1.2
644,489		Intel Corp	14,346,325	1.1
195,435		Qualcomm, Inc	8,206,316	0.7
		Other	28,002,143	2.2

			107,397,821	8.6

ENGINEERING AND MANAGEMENT SERVICES			3,436,547	0.3

FABRICATED METAL PRODUCTS			5,222,433	0.4

FOOD AND KINDRED PRODUCTS
268,948		Coca-Cola Co	14,792,141	1.1
202,069		Kraft Foods, Inc (Class A)	6,110,567	0.5
190,669		PepsiCo, Inc	12,614,661	1.0
		Other	20,288,655	1.7

			53,806,024	4.3

FOOD STORES			3,934,524	0.3

FORESTRY			1,105,810	0.1

FURNITURE AND FIXTURES			1,062,100	0.1

FURNITURE AND HOME FURNISHINGS STORES			2,073,089	0.2

GENERAL BUILDING CONTRACTORS			1,127,811	0.1

GENERAL MERCHANDISE STORES
249,059		Wal-Mart Stores, Inc	13,847,679	1.1
		Other	13,269,541	1.1

			27,117,220	2.2

HEALTH SERVICES			13,199,414	1.1

HOLDING AND OTHER INVESTMENT OFFICES
193,084		* Berkshire Hathaway, Inc (Class B)	15,691,936	1.2
67,534		SPDR Trust Series 1	7,900,803	0.5
		Other	15,231,077	1.4

			38,823,816	3.1

HOTELS AND OTHER LODGING PLACES			3,109,084	0.2

INDUSTRIAL MACHINERY AND EQUIPMENT
83,037		3M Co	6,939,402	0.6
1,244,910		General Electric Co	22,657,362	1.7
151,561		International Business Machines Corp	19,437,698	1.6
		Other	38,242,241	3.1

			87,276,703	7.0

INSTRUMENTS AND RELATED PRODUCTS
128,763		Medtronic, Inc	5,798,198	0.5
		Other	30,800,767	2.4

			36,598,965	2.9

INSURANCE AGENTS, BROKERS AND SERVICE			4,313,758	0.3

INSURANCE CARRIERS			40,007,702	3.2

LEATHER AND LEATHER PRODUCTS			1,483,423	0.1

METAL MINING			8,188,384	0.7

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

S&P 500 INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES			$1,502,895	0.1%

MISCELLANEOUS RETAIL
39,935	*	Amazon.com, Inc	5,420,377	0.4
162,226		CVS Corp	5,930,982	0.5
		Other	10,204,836	0.8

			21,556,195	1.7

MOTION PICTURES			11,986,451	1.0

NONDEPOSITORY INSTITUTIONS
139,618		American Express Co	5,760,638	0.4
		Other	3,792,485	0.4

			9,553,123	0.8

NONMETALLIC MINERALS, EXCEPT FUELS			681,437	0.1

OIL AND GAS EXTRACTION
94,932		Occidental Petroleum Corp	8,025,551	0.6
139,607		Schlumberger Ltd	8,859,461	0.6
		Other	38,058,957	3.2

			54,943,969	4.4

PAPER AND ALLIED PRODUCTS			5,233,777	0.4

PERSONAL SERVICES			1,111,203	0.1

PETROLEUM AND COAL PRODUCTS
234,038		Chevron Corp	17,747,102	1.4
172,622		ConocoPhillips	8,833,068	0.7
550,864		d Exxon Mobil Corp	36,896,870	3.0
		Other	7,970,309	0.6

			71,447,349	5.7

PIPELINES, EXCEPT NATURAL GAS			1,715,547	0.1

PRIMARY METAL INDUSTRIES			7,614,455	0.6

PRINTING AND PUBLISHING			3,357,933	0.3

RAILROAD TRANSPORTATION			9,033,751	0.7

REAL ESTATE			497,690	0.0

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,252,502	0.1

SECURITY AND COMMODITY BROKERS
61,399		Goldman Sachs Group, Inc	10,476,510	0.9
		Other	19,047,297	1.5

			29,523,807	2.4

SPECIAL TRADE CONTRACTORS			476,126	0.0

STONE, CLAY, AND GLASS PRODUCTS			4,380,344	0.4

TOBACCO PRODUCTS
241,068		Altria Group, Inc	4,946,715	0.4
219,457		Philip Morris International, Inc	11,446,878	0.9
		Other	2,215,581	0.2

			18,609,174	1.5

TRANSPORTATION BY AIR			4,577,111	0.4

Shares	Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
88,315	Boeing Co	$6,412,552	0.5%
109,077	United Technologies Corp	8,029,157	0.7
	Other	20,003,527	1.6

		34,445,236	2.8

TRANSPORTATION SERVICES		2,008,647	0.2

TRUCKING AND WAREHOUSING
115,505	United Parcel Service, Inc (Class B)	7,439,677	0.6

		7,439,677	0.6

WATER TRANSPORTATION		2,002,514	0.2

WHOLESALE TRADE-DURABLE GOODS		1,142,754	0.1

WHOLESALE TRADE-NONDURABLE GOODS		5,203,669	0.4

	TOTAL COMMON STOCKS
	(Cost $1,276,397,517)	1,240,082,763	99.3

	TOTAL PORTFOLIO
	(Cost $1,276,397,517)	1,240,082,763	99.3
	OTHER ASSETS & LIABILITIES, NET	8,325,044	0.7

	NET ASSETS	$1,248,407,807	100.0%

Abbreviation(s):

SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

82	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$542,854	0.1%

AGRICULTURAL PRODUCTION-LIVESTOCK			608,807	0.1

AGRICULTURAL SERVICES			243,218	0.0

AMUSEMENT AND RECREATION SERVICES
37,772	*	Bally Technologies, Inc	1,531,276	0.3
94,443	*	Live Nation, Inc	1,369,424	0.2
		Other	2,053,015	0.2

			4,953,715	0.7

APPAREL AND ACCESSORY STORES
34,267	*	J Crew Group, Inc	1,572,855	0.3
		Other	12,458,374	1.7

			14,031,229	2.0

APPAREL AND OTHER TEXTILE PRODUCTS
31,301	*	Warnaco Group, Inc	1,493,370	0.1
		Other	4,500,874	0.7

			5,994,244	0.8

AUTO REPAIR, SERVICES AND PARKING			2,347,911	0.3

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,109,731	0.2

BUILDING MATERIALS AND GARDEN SUPPLIES			357,760	0.1

BUSINESS SERVICES
264,331	*	3Com Corp	2,032,704	0.4
59,393	*	Informatica Corp	1,595,296	0.3
57,408		Jack Henry & Associates, Inc	1,381,236	0.3
79,114	*	Parametric Technology Corp	1,428,008	0.3
45,464		Sotheby’s (Class A)	1,413,476	0.3
		Other	68,491,027	9.1

			76,341,747	10.7

CHEMICALS AND ALLIED PRODUCTS
124,649	d	Human Genome Sciences, Inc	3,764,399	0.6
30,544	*	InterMune, Inc	1,361,346	0.3
42,451	*	Onyx Pharmaceuticals, Inc	1,285,416	0.3
37,722	*	Salix Pharmaceuticals Ltd	1,405,144	0.3
82,016	*	Solutia, Inc	1,321,278	0.3
49,215	*	WR Grace & Co	1,366,208	0.3
		Other	40,396,895	5.1

			50,900,686	7.2

COAL MINING			1,062,963	0.2

COMMUNICATIONS
75,403	*	TiVo, Inc	1,290,898	0.3
		Other	13,365,746	1.8

			14,656,644	2.1

DEPOSITORY INSTITUTIONS
75,464		East West Bancorp, Inc	1,314,582	0.3
58,822		FirstMerit Corp	1,268,791	0.3
31,640		Prosperity Bancshares, Inc	1,297,240	0.3
28,101	*	SVB Financial Group	1,311,192	0.3
		Other	47,462,798	6.1

			52,654,603	7.3

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES			$10,684,520	1.5%

EDUCATIONAL SERVICES			3,235,247	0.5

ELECTRIC, GAS, AND SANITARY SERVICES
30,796		Nicor, Inc	1,290,968	0.2
50,375		Piedmont Natural Gas Co, Inc	1,389,342	0.3
		Other	22,056,988	3.0

			24,737,298	3.5

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
45,906	*	Atheros Communications, Inc	1,777,020	0.4
57,870	*	Polycom, Inc	1,769,664	0.3
24,556		Regal-Beloit Corp	1,458,871	0.3
114,183	*	Skyworks Solutions, Inc	1,781,254	0.4
		Other	46,901,222	6.1

			53,688,031	7.5

ENGINEERING AND MANAGEMENT SERVICES
29,285		Towers Watson & Co	1,391,037	0.3
		Other	14,468,901	1.9

			15,859,938	2.2

FABRICATED METAL PRODUCTS			7,205,762	1.0

FISHERIES			43,644	0.0

FOOD AND KINDRED PRODUCTS			8,507,384	1.2

FOOD STORES			2,742,872	0.4

FURNITURE AND FIXTURES
50,805	*	Tempur-Pedic International, Inc	1,532,278	0.3
		Other	3,260,615	0.4

			4,792,893	0.7

FURNITURE AND HOME FURNISHINGS STORES			1,499,404	0.2

GENERAL BUILDING CONTRACTORS			3,262,925	0.5

GENERAL MERCHANDISE STORES			3,864,165	0.5

HEALTH SERVICES			13,891,879	2.0

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,202,262	0.3

HOLDING AND OTHER INVESTMENT OFFICES
95,241		CBL & Associates Properties, Inc	1,304,802	0.3
139,871		Developers Diversified Realty Corp	1,702,229	0.3
48,294		Highwoods Properties, Inc	1,532,368	0.3
72,884		iShares Russell 2000 Index Fund	4,942,263	0.8
189,708		MFA Mortgage Investments, Inc	1,396,251	0.3
		Other	41,694,846	5.4

			52,572,759	7.4

HOTELS AND OTHER LODGING PLACES			3,533,213	0.5

INDUSTRIAL MACHINERY AND EQUIPMENT
22,909		Nordson Corp	1,555,979	0.3
41,238		Woodward Governor Co	1,318,791	0.3
		Other	25,739,115	3.4

			28,613,885	4.0

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
40,291		STERIS Corp	$1,356,194	0.3%
38,748	*	Thoratec Corp	1,296,120	0.3
		Other	37,530,882	5.1

			40,183,196	5.7

INSURANCE AGENTS, BROKERS AND SERVICE			566,368	0.1

INSURANCE CARRIERS
83,528		Assured Guaranty Ltd	1,835,109	0.4
35,242		Platinum Underwriters Holdings Ltd	1,306,773	0.3
22,671	*	ProAssurance Corp	1,327,160	0.3
		Other	23,430,230	2.9

			27,899,272	3.9

JUSTICE, PUBLIC ORDER AND SAFETY			810,505	0.1

LEATHER AND LEATHER PRODUCTS			3,980,397	0.6

LEGAL SERVICES			192,127	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,113,696	0.2

LUMBER AND WOOD PRODUCTS			1,815,424	0.3

METAL MINING			5,007,301	0.7

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,783,719	0.3

MISCELLANEOUS RETAIL			10,372,320	1.5

MOTION PICTURES			1,655,536	0.2

NONDEPOSITORY INSTITUTIONS
120,401		Apollo Investment Corp	1,532,704	0.3
89,241		Ares Capital Corp	1,324,335	0.3
		Other	7,121,836	0.8

			9,978,875	1.4

NONMETALLIC MINERALS, EXCEPT FUELS			635,634	0.1

OIL AND GAS EXTRACTION
46,079		Atlas America, Inc	1,433,977	0.3
		Other	17,598,813	2.4

			19,032,790	2.7

PAPER AND ALLIED PRODUCTS
28,163	*	Domtar Corporation	1,813,978	0.4
		Other	3,956,138	0.4

			5,770,116	0.8

PERSONAL SERVICES			3,426,105	0.5

PETROLEUM AND COAL PRODUCTS			2,071,902	0.3

PRIMARY METAL INDUSTRIES			7,448,416	1.1

PRINTING AND PUBLISHING			5,195,024	0.7

RAILROAD TRANSPORTATION			1,044,546	0.1

REAL ESTATE			1,906,441	0.3

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
43,095		Tupperware Corp	2,078,040	0.4
		Other	5,436,018	0.7

			7,514,058	1.1

Shares	Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
1,076,768	* E*Trade Financial Corp	$1,776,668	0.4%
	Other	8,656,062	1.1

		10,432,730	1.5

SOCIAL SERVICES		427,726	0.1

SPECIAL TRADE CONTRACTORS		4,206,462	0.6

STONE, CLAY, AND GLASS PRODUCTS		1,746,745	0.2

TEXTILE MILL PRODUCTS		948,868	0.1

TOBACCO PRODUCTS		1,307,676	0.2

TRANSPORTATION BY AIR
115,082	* UAL Corp	2,249,854	0.4
	Other	7,050,834	0.9

		9,300,688	1.3

TRANSPORTATION EQUIPMENT		15,025,305	2.1

TRANSPORTATION SERVICES		1,810,178	0.3

TRUCKING AND WAREHOUSING		4,094,013	0.6

WATER TRANSPORTATION		4,201,016	0.6

WHOLESALE TRADE-DURABLE GOODS
28,717	Owens & Minor, Inc	1,332,182	0.3
47,535	Solera Holdings, Inc	1,837,228	0.4
	Other	9,276,381	1.1

		12,445,791	1.8

WHOLESALE TRADE-NONDURABLE GOODS
24,632	Tractor Supply Co	1,429,888	0.3
	Other	9,319,323	1.2

		10,749,211	1.5

	TOTAL COMMON STOCKS
	(Cost $688,551,526)	702,844,370	99.3

RIGHTS/WARRANTS

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		0	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $0)	0	0.0

	TOTAL PORTFOLIO
	(Cost $688,551,526)	702,844,370	99.3
	OTHER ASSETS & LIABILITIES, NET	5,188,719	0.7

	NET ASSETS	$708,033,089	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

84	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$8,272,385	0.5%

APPAREL AND ACCESSORY STORES			9,369,324	0.6

APPAREL AND OTHER TEXTILE PRODUCTS			1,433,970	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES			1,187,231	0.1

BUSINESS SERVICES			33,818,501	2.1

CHEMICALS AND ALLIED PRODUCTS
224,091		AstraZeneca plc	9,994,301	0.6
141,962		BASF AG.	8,804,749	0.5
802,039		GlaxoSmithKline plc	15,402,316	1.1
326,142		Novartis AG.	17,615,503	1.2
108,590		Roche Holding AG.	17,610,858	1.2
162,743		Sanofi-Aventis	12,131,254	0.8
		Other	77,088,828	4.4

			158,647,809	9.8

COMMERCIAL SERVICES AND SUPPLIES			399,325	0.0

COMMUNICATIONS
286,461		France Telecom S.A.	6,854,087	0.4
654,495		Telefonica S.A.	15,505,253	1.1
8,130,101		Vodafone Group plc	18,752,878	1.3
		Other	52,603,145	3.1

			93,715,363	5.9

DEPOSITORY INSTITUTIONS
387,159		Australia & New Zealand Banking Group Ltd	9,009,812	0.6
550,331		Banco Bilbao Vizcaya Argentaria S.A.	7,529,678	0.5
1,271,869		Banco Santander Central Hispano S.A.	16,903,648	1.2
1,763,682		Barclays plc	9,643,018	0.6
146,421		BNP Paribas	11,244,838	0.7
237,137		Commonwealth Bank of Australia	12,249,199	0.9
91,163		Deutsche Bank AG.	7,022,067	0.4
2,690,524		HSBC Holdings plc	27,273,554	1.8
1,945,480		Mitsubishi UFJ Financial Group, Inc	10,196,654	0.6
323,900		National Australia Bank Ltd	8,179,683	0.5
312,674		Standard Chartered plc	8,528,823	0.5
199,400		Sumitomo Mitsui Financial Group, Inc	6,590,502	0.4
549,892	*	UBS A.G. (Switzerland)	8,938,874	0.6
2,531,505	*	UniCredito Italiano S.p.A	7,479,453	0.5
454,783		Westpac Banking Corp	11,618,513	0.7
		Other	86,894,167	5.0

			249,302,483	15.5

EATING AND DRINKING PLACES			4,175,626	0.3

EDUCATIONAL SERVICES			498,182	0.0

ELECTRIC, GAS, AND SANITARY SERVICES
293,816		E.ON AG.	10,847,697	0.8
192,132		Gaz de France	7,421,792	0.5
		Other	69,209,197	4.2

			87,478,686	5.5

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
341,071		ABB Ltd	$7,449,607	0.6%
578,692		Nokia Oyj	9,011,970	0.7
		Other	55,801,421	3.2

			72,262,998	4.5

ENGINEERING AND MANAGEMENT SERVICES			6,048,148	0.4

FABRICATED METAL PRODUCTS			5,520,335	0.3

FOOD AND KINDRED PRODUCTS
535,946		Nestle S.A.	27,447,918	1.8
		Other	49,485,145	3.0

			76,933,063	4.8

FOOD STORES
1,227,317		Tesco plc	8,110,049	0.5
		Other	18,025,023	1.1

			26,135,072	1.6

FURNITURE AND HOME FURNISHINGS STORES			1,701,337	0.1

GENERAL BUILDING CONTRACTORS			13,942,730	0.9

GENERAL MERCHANDISE STORES			10,731,106	0.7

HEALTH SERVICES			3,184,273	0.2

HEAVY CONSTRUCTION, EXCEPT BUILDING			6,263,384	0.4

HOLDING AND OTHER INVESTMENT OFFICES			21,007,953	1.3

HOTELS AND OTHER LODGING PLACES			4,486,622	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT
164,900		Canon, Inc	7,637,363	0.6
		Other	46,099,768	2.8

			53,737,131	3.4

INSTRUMENTS AND RELATED PRODUCTS			21,939,621	1.4

INSURANCE AGENTS, BROKERS AND SERVICE			6,311,508	0.4

INSURANCE CARRIERS
70,156		Allianz AG.	8,796,222	0.6
		Other	51,849,284	3.2

			60,645,506	3.8

LEATHER AND LEATHER PRODUCTS			6,510,031	0.4

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,356,567	0.1

METAL MINING
203,481	*	Anglo American plc	8,874,401	0.6
518,724		BHP Billiton Ltd	20,749,149	1.4
341,121		BHP Billiton plc	11,698,908	0.7
211,981		Rio Tinto plc	12,561,642	0.9
		Other	21,177,101	1.1

			75,061,201	4.7

MISCELLANEOUS MANUFACTURING INDUSTRIES			4,457,694	0.3

MISCELLANEOUS RETAIL			8,942,663	0.6

MOTION PICTURES			272,237	0.0

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	85

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS
127,171	Siemens AG.	$12,736,270	0.9%
	Other	4,602,307	0.2

		17,338,577	1.1

NONMETALLIC MINERALS, EXCEPT FUELS		1,932,947	0.1

OIL AND GAS EXTRACTION
520,911	BG Group plc	9,015,447	0.6
	Other	14,908,446	0.9

		23,923,893	1.5

PAPER AND ALLIED PRODUCTS		6,232,230	0.4

PETROLEUM AND COAL PRODUCTS
2,899,938	BP plc	27,433,673	1.7
402,401	ENI S.p.A.	9,440,649	0.6
548,027	Royal Dutch Shell plc (A Shares)	15,884,142	1.0
416,671	Royal Dutch Shell plc (B Shares)	11,479,367	0.7
326,484	Total S.A.	18,952,709	1.2
	Other	10,104,271	0.6

		93,294,811	5.8

PRIMARY METAL INDUSTRIES		27,959,104	1.7

PRINTING AND PUBLISHING		11,207,585	0.7

RAILROAD TRANSPORTATION		9,137,016	0.6

REAL ESTATE		34,309,563	2.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
127,815	Bayer AG.	8,645,479	0.6
	Other	5,644,022	0.3

		14,289,501	0.9

SECURITY AND COMMODITY BROKERS
173,945	Credit Suisse Group	8,966,151	0.6
	Other	17,936,541	1.1

		26,902,692	1.7

SPECIAL TRADE CONTRACTORS		183,966	0.0

STONE, CLAY, AND GLASS PRODUCTS		14,121,000	0.9

TEXTILE MILL PRODUCTS		684,009	0.0

TOBACCO PRODUCTS
308,568	British American Tobacco plc	10,636,337	0.6
	Other	8,310,121	0.6

		18,946,458	1.2

TRANSPORTATION BY AIR		4,642,389	0.3

TRANSPORTATION EQUIPMENT
139,353	DaimlerChrysler AG. (EUR)	6,560,310	0.5
255,200	Honda Motor Co Ltd	9,008,022	0.7
452,900	Toyota Motor Corp	18,142,159	1.2
	Other	36,527,419	2.0

		70,237,910	4.4

TRANSPORTATION SERVICES		3,113,545	0.2

TRUCKING AND WAREHOUSING		7,106,479	0.4

Shares	Company	Value	% of net assets

WATER TRANSPORTATION		$7,445,355	0.5%

WHOLESALE TRADE-DURABLE GOODS		38,191,821	2.4

WHOLESALE TRADE-NONDURABLE GOODS
251,781	Unilever NV	7,615,827	0.6
	Other	11,792,006	0.6

		19,407,833	1.2

	TOTAL COMMON STOCKS
	(Cost $1,624,366,527)	1,586,358,749	99.1

RIGHTS/WARRANTS

DEPOSITORY INSTITUTIONS		6,472	0.0

HOLDING AND OTHER INVESTMENT OFFICES		0	0.0

TRANSPORTATION EQUIPMENT		13,232	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $0)	19,704	0.0

	TOTAL PORTFOLIO
	(Cost $1,624,366,527)	1,586,378,453	99.1
	OTHER ASSETS & LIABILITIES, NET	14,523,027	0.9

	NET ASSETS	$1,600,901,480	100.0%

Abbreviation(s):

EUR - Euro

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

86	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2010

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$4,890,513	0.3%

TOTAL DOMESTIC	4,890,513	0.3

FOREIGN

ARGENTINA	1,575,307	0.1
AUSTRALIA	137,144,968	8.7
AUSTRIA	5,000,168	0.3
BELGIUM	15,148,699	1.0
CHINA	1,364,387	0.1
CYPRUS	551,043	0.0
DENMARK	14,950,307	0.9
FINLAND	19,530,631	1.2
FRANCE	158,939,856	10.0
GERMANY	122,963,972	7.8
GREECE	6,392,274	0.4
HONG KONG	36,145,056	2.3
INDIA	888,053	0.1
IRELAND	6,057,381	0.4
ITALY	49,807,469	3.1
JAPAN	351,604,935	22.1
JERSEY, C.I.	1,059,804	0.1
KAZAKHSTAN	720,071	0.0
LUXEMBOURG	7,976,827	0.5
MACAU	493,966	0.0
MALAYSIA	456,370	0.0
MEXICO	353,147	0.0
NETHERLANDS	71,067,741	4.5
NEW ZEALAND	1,597,563	0.1
NORWAY	11,708,047	0.7
PORTUGAL	4,446,402	0.3
SINGAPORE	22,130,806	1.4
SPAIN	61,244,968	3.9
SWEDEN	42,814,501	2.7
SWITZERLAND	126,145,516	8.0
TAIWAN	345,986	0.0
UNITED KINGDOM	300,861,719	19.0

TOTAL FOREIGN	1,581,487,940	99.7

TOTAL PORTFOLIO	$1,586,378,453	100.0%

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	87

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$2,609,557	0.6%

APPAREL AND ACCESSORY STORES			2,197,009	0.4

APPAREL AND OTHER TEXTILE PRODUCTS			301,123	0.1

BUSINESS SERVICES			6,706,341	1.4

CHEMICALS AND ALLIED PRODUCTS
56,656		AstraZeneca plc (ADR)	2,533,656	0.5
66,270		BASF AG.	4,110,190	0.8
320,097		GlaxoSmithKline plc	6,147,127	1.3
129,059		Novartis AG.	6,970,703	1.5
32,220		Roche Holding AG.	5,225,360	1.1
72,250		Sanofi-Aventis	5,385,688	1.2
73,500		Takeda Pharmaceutical Co Ltd	3,235,131	0.8
		Other	18,830,336	4.1

			52,438,191	11.3

COMMUNICATIONS
228,826		Telefonica S.A.	5,420,982	1.2
100,393		Vivendi Universal S.A.	2,686,832	0.5
248,643		Vodafone Group plc (ADR)	5,790,895	1.2
		Other	17,023,934	3.8

			30,922,643	6.7
DEPOSITORY INSTITUTIONS
452,085		Banco Santander Central Hispano S.A.	6,008,391	1.3
859,275		Barclays plc	4,698,128	1.0
55,904		BNP Paribas	4,293,314	0.9
104,762		Commonwealth Bank of Australia	5,411,431	1.2
47,475		Deutsche Bank AG.	3,656,885	0.8
607,221		HSBC Holdings plc	6,155,336	1.3
251,621	*	ING Groep NV	2,512,186	0.5
722,900		Mitsubishi UFJ Financial Group, Inc	3,788,864	0.8
113,440		National Australia Bank Ltd	2,864,783	0.6
325,205		Nordea Bank AB	3,208,994	0.8
410,000		Oversea-Chinese Banking Corp	2,552,700	0.5
39,570		Societe Generale	2,488,677	0.5
159,990		Standard Chartered plc	4,364,054	0.9
79,900		Sumitomo Mitsui Financial Group, Inc	2,640,828	0.6
120,559		Westpac Banking Corp	3,079,966	0.7
		Other	15,815,043	3.4

			73,539,580	15.8

EATING AND DRINKING PLACES			1,083,548	0.2

ELECTRIC, GAS, AND SANITARY SERVICES
118,448		E.ON AG.	4,373,104	0.9
		Other	20,370,570	4.3

			24,743,674	5.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
100,045		Koninklijke Philips Electronics NV	3,207,887	0.7
68,900		Sony Corp	2,638,377	0.6
		Other	13,992,178	3.0

			19,838,442	4.3

ENGINEERING AND MANAGEMENT SERVICES			3,630,955	0.8

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS			$3,048,531	0.6%

FOOD AND KINDRED PRODUCTS
49,074		InBev NV	2,471,980	0.5
193,547		Nestle S.A.	9,912,308	2.1
		Other	11,869,861	2.6

			24,254,149	5.2

FOOD STORES			4,906,992	1.1

FURNITURE AND HOME FURNISHINGS STORES			924,195	0.2

GENERAL BUILDING CONTRACTORS
44,724		Vinci S.A.	2,635,837	0.6
		Other	3,154,221	0.7

			5,790,058	1.3

GENERAL MERCHANDISE STORES			2,907,782	0.6

HEAVY CONSTRUCTION, EXCEPT BUILDING			5,344,459	1.1

HOLDING AND OTHER INVESTMENT OFFICES			7,246,605	1.6

HOTELS AND OTHER LODGING PLACES			292,720	0.1

INDUSTRIAL MACHINERY AND EQUIPMENT
86,300		Canon, Inc	3,996,995	0.9
		Other	12,342,889	2.6

			16,339,884	3.5

INSTRUMENTS AND RELATED PRODUCTS			2,960,346	0.6

INSURANCE AGENTS, BROKERS AND SERVICE			3,066,127	0.6

INSURANCE CARRIERS
30,637		Allianz AG.	3,841,294	0.9
18,613		Muenchener Rueckver AG.	3,020,530	0.6
13,770		Zurich Financial Services AG.	3,529,999	0.8
		Other	7,276,639	1.5

			17,668,462	3.8

LEATHER AND LEATHER PRODUCTS			1,493,732	0.4

LOCAL AND INTERURBAN PASSENGER TRANSIT			132,717	0.0

METAL MINING
134,243		BHP Billiton Ltd	5,369,769	1.2
123,402		BHP Billiton plc	4,232,131	0.9
40,469		Rio Tinto Ltd	2,911,492	0.6
80,103		Rio Tinto plc	4,746,770	1.1
		Other	6,631,823	1.4

			23,891,985	5.2

MISCELLANEOUS MANUFACTURING INDUSTRIES			563,926	0.1

MISCELLANEOUS RETAIL			3,907,349	0.8

NONDEPOSITORY INSTITUTIONS
36,709		Siemens AG.	3,676,433	0.8
		Other	2,100,318	0.4

			5,776,751	1.2

OIL AND GAS EXTRACTION			2,176,399	0.5

PAPER AND ALLIED PRODUCTS			4,732,200	1.0

88	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

PETROLEUM AND COAL PRODUCTS
163,800	BP plc (ADR)	$9,348,066	2.0%
162,440	Royal Dutch Shell plc (A Shares)	4,708,198	1.0
155,653	Royal Dutch Shell plc (B Shares)	4,288,271	0.9
61,302	Total S.A.	3,558,640	0.8
	Other	6,437,816	1.4

		28,340,991	6.1

PRIMARY METAL INDUSTRIES		5,292,726	1.1

PRINTING AND PUBLISHING		3,775,842	0.8

RAILROAD TRANSPORTATION		3,523,686	0.8

REAL ESTATE		5,175,186	1.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		3,036,170	0.7

SECURITY AND COMMODITY BROKERS
74,804	Credit Suisse Group	3,855,840	0.8
	Other	2,897,951	0.6

		6,753,791	1.4

STONE, CLAY, AND GLASS PRODUCTS		1,447,655	0.3

TOBACCO PRODUCTS
145,034	British American Tobacco plc	4,999,321	1.1

		4,999,321	1.1

TRANSPORTATION BY AIR		1,121,561	0.2

TRANSPORTATION EQUIPMENT
53,067	Bayerische Motoren Werke AG.	2,449,850	0.5
292,860	Rolls-Royce Group plc	2,646,490	0.6
105,800	Toyota Motor Corp	4,238,112	1.0
	Other	10,903,312	2.4

		20,237,764	4.5

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES		$2,398,643	0.5%

TRUCKING AND WAREHOUSING		2,339,912	0.5

WATER TRANSPORTATION		1,143,441	0.2

WHOLESALE TRADE-DURABLE GOODS
332,300	* Nissan Motor Co Ltd	2,847,067	0.7
	Other	10,013,775	2.1

		12,860,842	2.8

WHOLESALE TRADE-NONDURABLE GOODS		5,545,388	1.2

	TOTAL COMMON STOCKS
	(Cost $437,998,943)	463,429,351	99.6

	TOTAL PORTFOLIO
	(Cost $437,998,943)	463,429,351	99.6
	OTHER ASSETS & LIABILITIES, NET	2,090,720	0.4

	NET ASSETS	$465,520,071	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	89

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2010

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$372,400	0.1%

TOTAL DOMESTIC	372,400	0.1

FOREIGN

AUSTRALIA	39,767,513	8.6
AUSTRIA	2,393,010	0.5
BELGIUM	3,956,662	0.9
DENMARK	4,013,611	0.9
FINLAND	6,741,284	1.4
FRANCE	44,474,926	9.6
GERMANY	35,640,381	7.7
GREECE	546,207	0.1
HONG KONG	11,813,086	2.6
IRELAND	505,738	0.1
ITALY	16,627,526	3.6
JAPAN	103,079,592	22.2
KAZAKHSTAN	2,109,220	0.5
LUXEMBOURG	1,294,669	0.3
NETHERLANDS	20,639,546	4.4
NEW ZEALAND	36,582	0.0
NORWAY	4,496,713	1.0
PORTUGAL	953,267	0.2
SINGAPORE	6,888,845	1.5
SPAIN	18,426,588	4.0
SWEDEN	14,112,254	3.0
SWITZERLAND	37,295,461	8.0
UNITED KINGDOM	87,244,270	18.8

TOTAL FOREIGN	463,056,951	99.9

TOTAL PORTFOLIO	$463,429,351	100.0%

90	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

APPAREL AND ACCESSORY STORES			$8,618,031	1.3%

APPAREL AND OTHER TEXTILE PRODUCTS			914,076	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS			3,571,534	0.6

BUSINESS SERVICES
96,900	*	Cognizant Technology Solutions Corp (Class A)	4,939,962	0.8
25,100	*	Google, Inc (Class A)	14,231,951	2.2
954,800		Microsoft Corp	27,946,996	4.3
294,500		Oracle Corp	7,565,705	1.2
213,700	*	Symantec Corp	3,615,804	0.6
		Other	17,103,512	2.5

			75,403,930	11.6

CHEMICALS AND ALLIED PRODUCTS
213,700		Abbott Laboratories	11,257,716	1.7
166,100	*	Amgen, Inc	9,926,136	1.5
58,800	*	Celgene Corp	3,643,248	0.6
75,800		Colgate-Palmolive Co	6,462,708	1.0
123,600		Du Pont (E.I.) de Nemours & Co	4,602,864	0.7
61,900		Estee Lauder Cos (Class A)	4,015,453	0.6
170,100	*	Gilead Sciences, Inc	7,736,148	1.2
232,600		Johnson & Johnson	15,165,520	2.3
175,400		Procter & Gamble Co	11,097,558	1.7
		Other	22,163,166	3.5

			96,070,517	14.8

COAL MINING			761,366	0.1

COMMUNICATIONS			2,596,687	0.4

DEPOSITORY INSTITUTIONS
152,700		Wells Fargo & Co	4,752,024	0.7
253,300		Western Union Co	4,295,968	0.7
		Other	1,925,812	0.3

			10,973,804	1.7

EATING AND DRINKING PLACES
70,800		McDonald’s Corp	4,723,776	0.7
215,900	*	Starbucks Corp	5,239,893	0.9
		Other	303,420	0.0

			10,267,089	1.6

EDUCATIONAL SERVICES			3,602,891	0.6

ELECTRIC, GAS, AND SANITARY SERVICES			6,538,766	1.0

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
113,900	*	Apple Computer, Inc	26,758,527	4.0
154,000		Broadcom Corp (Class A)	5,109,720	0.8
564,400	*	Cisco Systems, Inc	14,691,332	2.3
260,700	*	Dell, Inc	3,913,107	0.6
195,300		Hewlett-Packard Co	10,380,195	1.6
365,900		Intel Corp	8,144,934	1.3
229,400		Qualcomm, Inc	9,632,506	1.5
		Other	15,891,913	2.5

			94,522,234	14.6

ENGINEERING AND MANAGEMENT SERVICES			5,295,716	0.8

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS			$3,717,855	0.6%

FOOD AND KINDRED PRODUCTS
141,600		Coca-Cola Co	7,788,000	1.2
86,100		H.J. Heinz Co	3,927,021	0.6
121,100		Kraft Foods, Inc (Class A)	3,662,064	0.6
137,600		PepsiCo, Inc	9,103,616	1.4
		Other	10,802,000	1.7

			35,282,701	5.5

FOOD STORES			3,339,462	0.5

FORESTRY			1,044,890	0.2

FURNITURE AND FIXTURES			106,119	0.0

FURNITURE AND HOME FURNISHINGS STORES			1,619,933	0.3

GENERAL MERCHANDISE STORES
89,600		Target Corp	4,712,960	0.7
261,900		Wal-Mart Stores, Inc	14,561,640	2.3
		Other	6,542,978	1.0

			25,817,578	4.0

HEALTH SERVICES
55,000	*	Express Scripts, Inc	5,596,800	0.9
104,900	*	Medco Health Solutions, Inc	6,772,344	1.0
		Other	8,205,350	1.3

			20,574,494	3.2

HOLDING AND OTHER INVESTMENT OFFICES			3,799,129	0.6

HOTELS AND OTHER LODGING PLACES			1,345,904	0.2

INDUSTRIAL MACHINERY AND EQUIPMENT
96,100		3M Co	8,031,077	1.2
148,500		Emerson Electric Co	7,475,490	1.1
171,100		International Business Machines Corp	21,943,575	3.5
145,200		Johnson Controls, Inc	4,790,148	0.7
89,900		Raytheon Co	5,135,088	0.8
98,400	*	Western Digital Corp	3,836,616	0.6
		Other	17,016,859	2.6

			68,228,853	10.5

INSTRUMENTS AND RELATED PRODUCTS
81,600		Medtronic, Inc	3,674,448	0.6
		Other	22,611,245	3.4

			26,285,693	4.0

INSURANCE CARRIERS
86,200		Prudential Financial, Inc	5,215,100	0.9
		Other	7,933,006	1.2

			13,148,106	2.1

LEATHER AND LEATHER PRODUCTS			1,537,328	0.2

METAL MINING
49,300		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,118,522	0.6
		Other	2,908,103	0.5

			7,026,625	1.1

MISCELLANEOUS MANUFACTURING INDUSTRIES			3,595,194	0.6

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	91

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL
61,100	*	Amazon.com, Inc	$8,293,103	1.3%
188,800		Walgreen Co	7,002,592	1.2
		Other	5,989,107	0.9

			21,284,802	3.4

MOTION PICTURES			2,001,034	0.3

NONDEPOSITORY INSTITUTIONS			3,861,001	0.6

OIL AND GAS EXTRACTION			8,182,541	1.3

PAPER AND ALLIED PRODUCTS
92,300		Kimberly-Clark Corp	5,803,824	0.9
		Other	302,703	0.0

			6,106,527	0.9

PETROLEUM AND COAL PRODUCTS
144,300		Exxon Mobil Corp	9,665,214	1.5
		Other	965,195	0.2

			10,630,409	1.7

PRIMARY METAL INDUSTRIES			307,623	0.0

PRINTING AND PUBLISHING			1,179,390	0.2

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			819,072	0.1

SECURITY AND COMMODITY BROKERS			9,514,551	1.5

TOBACCO PRODUCTS
56,200		Lorillard, Inc	4,228,488	0.7
154,500		Philip Morris International, Inc	8,058,720	1.2
		Other	1,473,336	0.2

			13,760,544	2.1

TRANSPORTATION BY AIR			3,064,468	0.5

TRANSPORTATION EQUIPMENT
105,200		Honeywell International, Inc	4,762,404	0.7
		Other	13,013,558	2.1

			17,775,962	2.8

Shares	Company	Value	% of net assets

TRUCKING AND WAREHOUSING
103,900	United Parcel Service, Inc (Class B)	$6,692,199	1.1%
	Other	743,046	0.1

		7,435,245	1.2

WHOLESALE TRADE-DURABLE GOODS		1,171,486	0.1

WHOLESALE TRADE-NONDURABLE GOODS		2,735,427	0.4

	TOTAL COMMON STOCKS
	(Cost $562,591,613)	645,436,587	99.9

	TOTAL PORTFOLIO
	(Cost $562,591,613)	645,436,587	99.9
	OTHER ASSETS & LIABILITIES, NET	686,585	0.1

	NET ASSETS	$646,123,172	100.0%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

92	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
156,740		Walt Disney Co	$5,471,793	0.9%
		Other	484,838	0.1

			5,956,631	1.0

APPAREL AND ACCESSORY STORES			2,636,029	0.4

APPAREL AND OTHER TEXTILE PRODUCTS			2,640,236	0.4

AUTO REPAIR, SERVICES AND PARKING			598,343	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS			43,310	0.0

BUILDING MATERIALS AND GARDEN SUPPLIES
123,571		Home Depot, Inc	3,997,522	0.6
		Other	2,709,596	0.4

			6,707,118	1.0

BUSINESS SERVICES			10,611,487	1.7

CHEMICALS AND ALLIED PRODUCTS
144,361		Dow Chemical Co	4,268,754	0.8
97,870	*	Forest Laboratories, Inc	3,069,203	0.5
64,435		Johnson & Johnson	4,201,163	0.7
166,561		Merck & Co, Inc	6,221,053	1.1
996,196		Pfizer, Inc	17,084,762	2.7
83,580		Procter & Gamble Co	5,288,107	0.8
		Other	11,560,286	1.7

			51,693,328	8.3

COAL MINING			4,410	0.0

COMMUNICATIONS
613,403		AT&T, Inc	15,850,333	2.6
306,930		Comcast Corp (Class A)	5,776,424	1.0
329,710		Verizon Communications, Inc	10,227,603	1.6
		Other	16,865,178	2.4

			48,719,538	7.6

DEPOSITORY INSTITUTIONS
1,114,472		Bank of America Corp	19,893,324	3.1
2,032,418	*	Citigroup, Inc	8,231,293	1.3
477,048		JPMorgan Chase & Co	21,347,897	3.2
74,459		PNC Financial Services Group, Inc	4,445,202	0.7
221,895		US Bancorp	5,742,643	0.9
536,684		Wells Fargo & Co	16,701,606	2.6
		Other	9,808,910	1.6

			86,170,875	13.4

EATING AND DRINKING PLACES			197,165	0.0

ELECTRIC, GAS, AND SANITARY SERVICES
106,873		American Electric Power Co, Inc	3,652,920	0.5
85,111		Edison International	2,908,243	0.5
78,222		PG&E Corp	3,318,178	0.5
114,773		Public Service Enterprise Group, Inc	3,388,100	0.5
		Other	28,092,552	4.4

			41,359,993	6.4

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
63,459		Hewlett-Packard Co	$3,372,846	0.5%
220,538		Intel Corp	4,909,175	0.8
		Other	14,529,837	2.2

			22,811,858	3.5

ENGINEERING AND MANAGEMENT SERVICES			2,988,676	0.5

FABRICATED METAL PRODUCTS			2,393,462	0.4

FOOD AND KINDRED PRODUCTS
153,484		Kraft Foods, Inc (Class A)	4,641,357	0.6
		Other	14,862,209	2.4

			19,503,566	3.0

FOOD STORES			2,880,397	0.5

FORESTRY			261,859	0.0

FURNITURE AND FIXTURES			364,769	0.0

FURNITURE AND HOME FURNISHINGS STORES			1,832,423	0.3

GENERAL BUILDING CONTRACTORS			1,409,563	0.2

GENERAL MERCHANDISE STORES			2,067,053	0.3

HEALTH SERVICES			2,267,370	0.4

HOLDING AND OTHER INVESTMENT OFFICES			17,965,638	2.8

HOTELS AND OTHER LODGING PLACES			1,004,305	0.2

INDUSTRIAL MACHINERY AND EQUIPMENT
186,262	*	EMC Corp	3,360,166	0.5
1,202,858		General Electric Co	21,892,016	3.5
56,860		Northrop Grumman Corp	3,728,310	0.6
		Other	17,143,711	2.7

			46,124,203	7.3

INSTRUMENTS AND RELATED PRODUCTS			3,888,653	0.5

INSURANCE AGENTS, BROKERS AND SERVICE			1,611,026	0.3

INSURANCE CARRIERS
68,360		Chubb Corp	3,544,465	0.6
49,548		Prudential Financial, Inc	2,997,654	0.5
70,106		Travelers Cos, Inc	3,781,517	0.6
154,529		UnitedHealth Group, Inc	5,048,462	0.7
		Other	28,480,432	4.5

			43,852,530	6.9

METAL MINING
40,100		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,349,954	0.5
		Other	1,749,272	0.2

			5,099,226	0.7

MISCELLANEOUS MANUFACTURING INDUSTRIES			2,575,894	0.4

MISCELLANEOUS RETAIL
96,299		CVS Corp	3,520,691	0.5
		Other	1,205,884	0.2

			4,726,575	0.7

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	93

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

MOTION PICTURES
189,219		Time Warner, Inc	$5,916,878	1.0%
		Other	5,710,254	0.9

			11,627,132	1.9

NONDEPOSITORY INSTITUTIONS
107,692		American Express Co	4,443,372	0.6
		Other	4,510,331	0.8

			8,953,703	1.4

OIL AND GAS EXTRACTION
73,878		Anadarko Petroleum Corp	5,380,535	0.8
38,780		Apache Corp	3,936,170	0.6
103,263		Occidental Petroleum Corp	8,729,854	1.5
59,287		Schlumberger Ltd	3,762,353	0.6
80,134		XTO Energy, Inc	3,780,722	0.6
		Other	19,762,675	3.0

			45,352,309	7.1

PAPER AND ALLIED PRODUCTS
129,856		International Paper Co	3,195,756	0.5
		Other	4,096,241	0.6

			7,291,997	1.1

PERSONAL SERVICES			467,661	0.1

PETROLEUM AND COAL PRODUCTS
234,141		Chevron Corp	17,754,912	2.8
200,601		ConocoPhillips	10,264,753	1.6
390,311		Exxon Mobil Corp	26,143,031	4.1
103,542		Marathon Oil Corp	3,276,069	0.5
		Other	7,255,766	1.2

			64,694,531	10.2

PIPELINES, EXCEPT NATURAL GAS			342,974	0.1

PRIMARY METAL INDUSTRIES			5,121,303	0.8

PRINTING AND PUBLISHING			2,030,952	0.3

RAILROAD TRANSPORTATION			4,691,036	0.7

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,552,370	0.2

SECURITY AND COMMODITY BROKERS
69,048		Goldman Sachs Group, Inc	11,781,659	1.9
103,724		Morgan Stanley	3,038,076	0.5
		Other	2,156,974	0.3

			16,976,709	2.7

STONE, CLAY, AND GLASS PRODUCTS			644,376	0.1

TEXTILE MILL PRODUCTS			655,551	0.1

TOBACCO PRODUCTS			489,511	0.1

TRANSPORTATION BY AIR			2,652,252	0.4

TRANSPORTATION EQUIPMENT
42,700		Boeing Co	3,100,446	0.5
363,646	*	Ford Motor Co	4,571,031	0.8
53,668		General Dynamics Corp	4,143,169	0.6
		Other	4,445,445	0.7

			16,260,091	2.6

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES		$297,147	0.0%

TRUCKING AND WAREHOUSING		140,304	0.0

WATER TRANSPORTATION		43,888	0.0

WHOLESALE TRADE-DURABLE GOODS		4,873,519	0.8

WHOLESALE TRADE-NONDURABLE GOODS		3,954,751	0.6

	TOTAL COMMON STOCKS
	(Cost $566,917,144)	642,081,576	100.5

	TOTAL PORTFOLIO
	(Cost $566,917,144)	642,081,576	100.5
	OTHER ASSETS & LIABILITIES, NET	(3,472,396)	(0.5)

	NET ASSETS	$638,609,180	100.0%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

94	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES			$240,385	0.0%

AMUSEMENT AND RECREATION SERVICES
244,944		Walt Disney Co	8,550,995	1.0
		Other	71,281	0.0

			8,622,276	1.0

APPAREL AND ACCESSORY STORES			6,159,341	0.7

APPAREL AND OTHER TEXTILE PRODUCTS
75,092		Nike, Inc (Class B)	5,519,261	0.7
		Other	1,133,682	0.1

			6,652,943	0.8

AUTO REPAIR, SERVICES AND PARKING			419,812	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,224,346	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES
237,487		Home Depot, Inc	7,682,704	1.0
		Other	3,725,625	0.4

			11,408,329	1.4

BUSINESS SERVICES
124,282		Automatic Data Processing, Inc	5,526,820	0.7
22,200	*	Google, Inc (Class A)	12,587,621	1.5
640,419		Microsoft Corp	18,745,063	2.2
		Other	21,978,392	2.6

			58,837,896	7.0

CHEMICALS AND ALLIED PRODUCTS
131,336	*	Amgen, Inc	7,848,639	1.0
267,924		Bristol-Myers Squibb Co	7,153,571	0.9
74,467		Colgate-Palmolive Co	6,349,056	0.8
126,443	*	Gilead Sciences, Inc	5,750,628	0.7
244,836		Johnson & Johnson	15,963,307	1.9
295,431		Merck & Co, Inc	11,034,348	1.3
64,858		Praxair, Inc	5,383,214	0.6
255,809		Procter & Gamble Co	16,185,034	1.9
		Other	25,879,192	3.1

			101,546,989	12.2

COMMUNICATIONS
189,165	*	DIRECTV	6,395,668	0.8
284,080		Verizon Communications, Inc	8,812,161	1.1
		Other	18,412,934	2.1

			33,620,763	4.0

DEPOSITORY INSTITUTIONS
154,938		Bank of New York Mellon Corp	4,784,485	0.6
226,245		US Bancorp	5,855,221	0.7
450,220		Wells Fargo & Co	14,010,846	1.7
		Other	20,380,890	2.4

			45,031,442	5.4

EATING AND DRINKING PLACES
127,867		McDonald’s Corp	8,531,285	1.0
		Other	3,797,909	0.5

			12,329,194	1.5

Shares		Company	Value	% of net assets

EDUCATIONAL SERVICES			$107,531	0.0%

ELECTRIC, GAS, AND SANITARY SERVICES			51,750,864	6.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
534,805	*	Cisco Systems, Inc	13,920,973	1.7
229,970		Hewlett-Packard Co	12,222,905	1.5
545,603		Intel Corp	12,145,122	1.5
207,348		Texas Instruments, Inc	5,073,805	0.6
		Other	19,028,156	2.2

			62,390,961	7.5

ENGINEERING AND MANAGEMENT SERVICES			7,135,020	0.9

FABRICATED METAL PRODUCTS
113,737		Illinois Tool Works, Inc	5,386,584	0.7
		Other	3,022,040	0.3

			8,408,624	1.0

FOOD AND KINDRED PRODUCTS
67,684		General Mills, Inc	4,791,350	0.6
202,287		Kraft Foods, Inc (Class A)	6,117,159	0.7
164,749		PepsiCo, Inc	10,899,795	1.3
		Other	9,432,185	1.1

			31,240,489	3.7

FOOD STORES			2,255,886	0.3

FORESTRY			1,334,831	0.2

FURNITURE AND FIXTURES			2,059,325	0.2

FURNITURE AND HOME FURNISHINGS STORES			1,484,402	0.2

GENERAL BUILDING CONTRACTORS			608,987	0.1

GENERAL MERCHANDISE STORES
83,280		Costco Wholesale Corp	4,972,649	0.6
108,972		Target Corp	5,731,927	0.7
		Other	3,359,097	0.4

			14,063,673	1.7

HEALTH SERVICES			4,713,643	0.6

HEAVY CONSTRUCTION, EXCEPT BUILDING			248,871	0.0

HOLDING AND OTHER INVESTMENT OFFICES			14,409,627	1.7

HOTELS AND OTHER LODGING PLACES			2,817,472	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT
94,517		3M Co	7,898,786	1.0
135,694		Emerson Electric Co	6,830,836	0.8
119,079		International Business Machines Corp	15,271,882	1.8
		Other	24,664,781	2.9

			54,666,285	6.5

INSTRUMENTS AND RELATED PRODUCTS
98,489		Baxter International, Inc	5,732,060	0.7
60,178		Danaher Corp	4,808,824	0.6
162,645		Medtronic, Inc	7,323,903	1.0
		Other	20,366,916	2.3

			38,231,703	4.6

INSURANCE AGENTS, BROKERS AND SERVICE			3,802,773	0.5

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	95

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
94,124		Aflac, Inc	$5,109,992	0.6%
87,603		Chubb Corp	4,542,216	0.5
107,179		Travelers Cos, Inc	5,781,234	0.7
87,599	*	WellPoint, Inc	5,639,623	0.7
		Other	18,089,376	2.2

			39,162,441	4.7

LEATHER AND LEATHER PRODUCTS			1,234,454	0.1

LEGAL SERVICES			95,666	0.0

LUMBER AND WOOD PRODUCTS			5,580	0.0

METAL MINING			1,339,958	0.2

MISCELLANEOUS MANUFACTURING INDUSTRIES			2,413,090	0.3

MISCELLANEOUS RETAIL
157,576		CVS Corp	5,760,978	0.8
126,427		Walgreen Co	4,689,177	0.6
		Other	9,508,789	1.0

			19,958,944	2.4

MOTION PICTURES			6,040,962	0.7

NONDEPOSITORY INSTITUTIONS
154,218		American Express Co	6,363,035	0.8
		Other	4,750,372	0.5

			11,113,407	1.3

NONMETALLIC MINERALS, EXCEPT FUELS			1,746,842	0.2

OIL AND GAS EXTRACTION
60,807		Apache Corp	6,171,910	0.7
84,427		Devon Energy Corp	5,439,631	0.7
102,160		XTO Energy, Inc	4,819,908	0.6
		Other	36,647,319	4.4

			53,078,768	6.4

PAPER AND ALLIED PRODUCTS			7,349,652	0.9

PERSONAL SERVICES			220,276	0.0

PETROLEUM AND COAL PRODUCTS
73,090		Hess Corp	4,571,779	0.5
		Other	4,600,866	0.6

			9,172,645	1.1

PIPELINES, EXCEPT NATURAL GAS
222,013		Spectra Energy Corp	5,001,953	0.6

			5,001,953	0.6

PRIMARY METAL INDUSTRIES			9,717,729	1.2

PRINTING AND PUBLISHING			3,818,392	0.5

RAILROAD TRANSPORTATION			8,141,396	1.0

REAL ESTATE			334,089	0.0

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			414,459	0.0

SECURITY AND COMMODITY BROKERS			22,043,740	2.6

SOCIAL SERVICES			48,392	0.0

Shares	Company	Value	% of net assets

SPECIAL TRADE CONTRACTORS		$378,634	0.0%

STONE, CLAY, AND GLASS PRODUCTS		3,605,447	0.4

TEXTILE MILL PRODUCTS		84,451	0.0

TRANSPORTATION BY AIR
50,886	FedEx Corp	4,752,753	0.6
	Other	3,485,617	0.4

		8,238,370	1.0

TRANSPORTATION EQUIPMENT		13,108,857	1.6

TRANSPORTATION SERVICES		586,116	0.1

TRUCKING AND WAREHOUSING
104,678	United Parcel Service, Inc (Class B)	6,742,310	0.8

		6,742,310	0.8

WATER TRANSPORTATION		474,882	0.1

WHOLESALE TRADE-DURABLE GOODS		3,995,343	0.5

WHOLESALE TRADE-NONDURABLE GOODS		4,998,603	0.6

	TOTAL COMMON STOCKS
	(Cost $793,520,638)	832,490,531	99.7

	TOTAL PORTFOLIO
	(Cost $793,520,638)	832,490,531	99.7
	OTHER ASSETS & LIABILITIES, NET	2,326,753	0.3

	NET ASSETS	$834,817,284	100.0%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

96	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

APARTMENT REITS
505,000		American Campus Communities, Inc	$13,968,300	2.4%
280,000		AvalonBay Communities, Inc	24,178,000	4.2
300,000		Equity Residential	11,745,000	2.0
29,000		Essex Property Trust, Inc	2,608,550	0.5
545,000		UDR, Inc	9,613,800	1.7

			62,113,650	10.8

DIVERSIFIED REITS
193,100		Digital Realty Trust, Inc	10,466,020	1.8
360,000		Entertainment Properties Trust	14,806,800	2.6
413,025		Mission West Properties, Inc	2,841,612	0.5
365,000		Vornado Realty Trust	27,630,500	4.8
		Other	18,897	0.0

			55,763,829	9.7

FORESTRY
140,000		Plum Creek Timber Co, Inc	5,447,400	0.9

			5,447,400	0.9

HEALTHCARE REITS
400,000		HCP, Inc	13,200,000	2.3
360,000		Health Care REIT, Inc	16,282,800	2.9
400,000		Nationwide Health Properties, Inc	14,060,000	2.4
130,000		Omega Healthcare Investors, Inc	2,533,700	0.4
320,000		Ventas, Inc	15,193,600	2.6

			61,270,100	10.6

HOLDING AND OTHER INVESTMENT OFFICES
50,000		iShares Dow Jones US Real Estate Index Fund	2,489,000	0.4

			2,489,000	0.4

HOTEL REITS
850,000	*	FelCor Lodging Trust, Inc	4,845,000	0.8
2,065,000		Host Marriott Corp	30,252,250	5.3
275,000	*	Orient-Express Hotels Ltd (Class A)	3,899,500	0.7
40,000		Starwood Hotels & Resorts Worldwide, Inc	1,865,600	0.3
920,000	*	Sunstone Hotel Investors, Inc	10,276,400	1.8

			51,138,750	8.9

INDUSTRIAL REITS
191,000		EastGroup Properties, Inc	7,208,340	1.2
1,015,000		Prologis	13,398,000	2.4

			20,606,340	3.6

OFFICE PROPERTY REITS
168,500		Alexandria Real Estate Equities, Inc	11,390,600	2.0
263,000		BioMed Realty Trust, Inc	4,350,020	0.8
325,000		Boston Properties, Inc	24,518,000	4.1
150,000		Corporate Office Properties Trust	6,019,500	1.0
340,000		SL Green Realty Corp	19,471,800	3.4
		Other	3,098,574	0.6

			68,848,494	11.9

Shares		Company	Value	% of net assets

REAL ESTATE
570,000	*	CB Richard Ellis Group, Inc (Class A)	$9,034,500	1.6%
220,000	*	Forestar Real Estate Group, Inc	4,153,600	0.7
89,000		Jones Lang LaSalle, Inc	6,487,210	1.1
93,000	*	Terreno Realty Corp	1,834,890	0.3
672,000		Thomas Properties Group, Inc	2,237,760	0.4

			23,747,960	4.1

REGIONAL MALL REITS
190,000	b	General Growth Properties, Inc	3,057,100	0.5
900,000		Glimcher Realty Trust	4,563,000	0.8
525,000		Macerich Co	20,112,750	3.5
747,000		Simon Property Group, Inc	62,673,300	10.8
140,000		Taubman Centers, Inc	5,588,800	1.0

			95,994,950	16.6

SHOPPING CENTER REITS
760,000		Developers Diversified Realty Corp	9,249,200	1.6
69,000		Federal Realty Investment Trust	5,023,890	0.9
940,000		Kimco Realty Corp	14,701,600	2.5
430,000		Regency Centers Corp	16,112,100	2.8

			45,086,790	7.8

SINGLE TENANT REITS
475,000		Realty Income Corp	14,577,750	2.5

			14,577,750	2.5

STORAGE REITS
170,000		Extra Space Storage, Inc	2,155,600	0.4
324,000		Public Storage, Inc	29,804,760	5.1
125,000		Sovran Self Storage, Inc	4,357,500	0.8
1,040,000		U-Store-It Trust	7,488,000	1.3

			43,805,860	7.6

	TOTAL COMMON STOCKS
	(Cost $568,884,705)		550,890,873	95.4

PREFERRED STOCK

OFFICE PROPERTY REITS
120,000	*	SL Green Realty Corp	2,882,400	0.5

			2,882,400	0.5

REGIONAL MALL REITS
124,000	*	CBL & Associates Properties, Inc	2,644,920	0.5

			2,644,920	0.5

	TOTAL PREFERRED STOCK
	(Cost $5,333,131)		5,527,320	1.0

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$20,125,000		Federal Farm Credit Bank (FFCB)	20,125,000	3.5

			20,125,000	3.5

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,125,000)		20,125,000	3.5

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	97

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2010

	Value	% of net assets

TOTAL PORTFOLIO
(Cost $594,342,836)	$576,543,193	99.9%
OTHER ASSETS & LIABILITIES, NET	389,147	0.1

NET ASSETS	$576,932,340	100.0%

*	Non-income producing.

b	In bankruptcy.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

98	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MANAGED ALLOCATION FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
21,090,780	TIAA-CREF Bond Plus Fund	$209,220,537	39.7%
5,894,321	TIAA-CREF Enhanced International
	Equity Index Fund	39,845,608	7.6
6,326,376	TIAA-CREF Enhanced Large-Cap Growth
	Index Fund	54,976,206	10.4
7,066,764	TIAA-CREF Enhanced Large-Cap Value
	Index Fund	54,555,414	10.3
3,658,332	TIAA-CREF Growth & Income Fund	31,095,820	5.9
4,697,744	TIAA-CREF International Equity Fund	40,118,737	7.6
3,861,775	TIAA-CREF Large-Cap Growth Fund	36,686,862	7.0
3,012,142	TIAA-CREF Large-Cap Value Fund	36,416,793	6.9
164,646	TIAA-CREF Mid-Cap Growth Fund	2,647,513	0.5
185,123	TIAA-CREF Mid-Cap Value Fund	2,834,232	0.5
1,539,872	TIAA-CREF Small-Cap Equity Fund	19,156,010	3.6

	TOTAL TIAA-CREF FUNDS
	(Cost $522,008,778)	527,553,732	100.0

	TOTAL PORTFOLIO
	(Cost $522,008,778)	527,553,732	100.0
	OTHER ASSETS & LIABILITIES, NET	(257,865)	(0.0)

	NET ASSETS	$527,295,867	100.0%

a	The Fund Invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	99

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND ▪ MARCH 31, 2010

Principal		Issuer	Rating	†	Value	% of net assets

BONDS

CORPORATE BONDS

AGENCY SECURITIES
		Citigroup Funding, Inc
$11,000,000		2.000%, 03/30/12	Aaa		$11,156,981	0.4%
11,000,000		1.880%, 10/22/12	Aaa		11,087,758	0.4
10,000,000		2.250%–2.250%, 12/10/12–12/10/12			10,162,300	0.4
		Citigroup, Inc
12,000,000		2.130%, 04/30/12	Aaa		12,219,672	0.5
		GMAC, Inc
17,000,000		1.750%, 10/30/12	Aaa		17,098,345	0.6
43,394,000		2.200%, 12/19/12	Aaa		44,046,082	1.6
		JPMorgan Chase & Co
11,000,000		3.130%, 12/01/11	Aaa		11,382,294	0.4
		Other			87,028,072	3.2

					204,181,504	7.5

AMUSEMENT AND RECREATION SERVICES					2,343,355	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES					1,868,147	0.1

BUSINESS SERVICES					4,892,276	0.2

CHEMICALS AND ALLIED PRODUCTS					29,055,163	1.1

COMMUNICATIONS					63,713,540	2.4

DEPOSITORY INSTITUTIONS
		Depfa ACS Bank
15,700,000	g	5.130%, 03/16/37	Aa2		11,601,545	0.5
		Other			90,832,765	3.2

					102,434,310	3.7

ELECTRIC, GAS, AND SANITARY SERVICES					65,019,250	2.4

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					13,477,597	0.5

EXECUTIVE, LEGISLATIVE AND GENERAL					1,450,534	0.1

FABRICATED METAL PRODUCTS					462,053	0.0

FOOD AND KINDRED PRODUCTS					20,974,204	0.8

FOOD STORES					4,306,886	0.2

GENERAL MERCHANDISE STORES					2,334,592	0.1

HEALTH SERVICES					1,853,530	0.1

HOLDING AND OTHER INVESTMENT OFFICES					9,909,915	0.4

INDUSTRIAL MACHINERY AND EQUIPMENT					11,799,626	0.4

INSTRUMENTS AND RELATED PRODUCTS					12,468,110	0.5

INSURANCE AGENTS, BROKERS AND SERVICE					4,194,829	0.2

INSURANCE CARRIERS					20,798,657	0.8

METAL MINING					4,988,637	0.2

MISCELLANEOUS MANUFACTURING INDUSTRIES					593,207	0.0

MISCELLANEOUS RETAIL					4,144,486	0.2

MOTION PICTURES					2,070,322	0.1

NONDEPOSITORY INSTITUTIONS					65,984,150	2.4

OIL AND GAS EXTRACTION					40,307,469	1.5

Principal		Issuer	Rating†	Value	% of net assets

PAPER AND ALLIED PRODUCTS				$855,294	0.0%

PETROLEUM AND COAL PRODUCTS				19,798,930	0.7

PIPELINES, EXCEPT NATURAL GAS				6,242,341	0.2

PRIMARY METAL INDUSTRIES				6,406,535	0.2

PRINTING AND PUBLISHING				3,750,955	0.1

RAILROAD TRANSPORTATION				6,703,509	0.2

REAL ESTATE				608,438	0.0

SECURITY AND COMMODITY BROKERS				47,486,730	1.8

STONE, CLAY, AND GLASS PRODUCTS				2,297,670	0.1

TOBACCO PRODUCTS				3,157,468	0.1

TRANSPORTATION EQUIPMENT				6,106,420	0.2

WHOLESALE TRADE-DURABLE GOODS				3,757,248	0.1

WHOLESALE TRADE-NONDURABLE GOODS				7,007,754	0.3

	TOTAL CORPORATE BONDS
	(Cost $780,205,856)			809,805,641	30.0

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$15,000,000		2.880%, 02/09/15	Aaa	15,092,114	0.6
32,770,000		2.130%–5.500%, 08/20/12–03/27/19		34,585,664	1.3
		Federal National Mortgage Association (FNMA)
50,175,000		1.380%–7.130%, 06/15/10–06/01/36		57,237,506	2.1
		Private Export Funding Corp
13,000,000		5.450%, 09/15/17	Aaa	14,435,902	0.5
22,250,000		3.050%–4.900%, 12/15/11–03/15/19		23,049,242	0.9
		Other		30,375,625	1.1

				174,776,053	6.5

FOREIGN GOVERNMENT BONDS
		Province of Ontario Canada
23,840,000		2.630%–4.100%, 09/08/10–10/07/19		24,391,079	0.9
		Other		61,280,622	2.3

				85,671,701	3.2

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
138,536,517		4.000%–8.000%, 01/01/16–04/15/40		144,519,405	5.2
		Federal National Mortgage Association (FNMA)
16,394,193		5.500%, 02/01/35		17,398,584	0.6
11,962,833		5.000%, 04/01/38		12,357,524	0.5
37,000,000	h	5.500%, 04/25/38		38,994,521	1.4
57,000,000	h	6.000%, 04/25/38		60,544,715	2.2
37,000,000	h	4.000%, 04/25/40		35,866,874	1.4
76,000,000	h	4.500%, 04/25/40		76,166,287	2.9
18,000,000	h	5.000%, 04/25/40		18,568,116	0.7
304,568,751	i	4.000%–8.000%, 06/01/13–08/01/39		313,341,359	11.6
		Government National Mortgage Association (GNMA)
32,000,000	h	5.000%, 04/15/38		33,259,999	1.3
14,000,000	h	4.500%, 04/15/40		14,164,066	0.6
77,607,908	h	4.000%–8.500%, 01/15/28–01/15/44		81,184,554	3.0
		Other		18,794,349	0.7

				865,160,353	32.1

100	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND ▪ MARCH 31, 2010

Principal	Issuer	Value	% of net assets

MUNICIPAL BONDS		$4,601,027	0.2%

U.S. TREASURY SECURITIES
	United States Treasury Bond
$54,236,000	8.000%, 11/15/21	73,896,549	2.8
30,650,000	5.250%, 02/15/29	33,351,031	1.2
7,804,000	4.380%–5.380%, 02/15/31–02/15/39	13,959,686	0.5
	United States Treasury Note
13,250,000	1.000%, 07/31/11	13,318,317	0.5
12,275,000	1.000%, 09/30/11	12,324,382	0.5
11,000,000	1.880%, 06/15/12	11,179,608	0.4
41,182,000	2.000%, 11/30/13	41,252,791	1.5
13,287,000	1.880%, 04/30/14	13,126,108	0.5
30,190,000	2.250%, 05/31/14	30,230,092	1.1
19,370,000	2.630%, 06/30/14	19,656,017	0.7
15,961,000	2.380%, 08/31/14	15,998,413	0.6
32,309,000	2.380%, 10/31/14	32,266,094	1.2
26,465,000	2.250%, 01/31/15	26,177,617	1.0
33,575,000	2.500%, 03/31/15	33,480,654	1.2
11,900,000	3.250%, 07/31/16	12,023,653	0.4
17,860,000	3.630%, 02/15/20	17,555,826	0.7
53,149,000	0.880%–6.380%, 05/31/11–02/15/40	46,944,103	1.7
	Other	4,798,387	0.2

		451,539,328	16.7

	TOTAL GOVERNMENT BONDS
	(Cost $1,545,553,641)	1,581,748,462	58.7

STRUCTURED ASSETS

ASSET BACKED		60,146,709	2.2

OTHER MORTGAGE BACKED		101,151,884	3.7

	TOTAL STRUCTURED ASSETS
	(Cost $164,318,386)	161,298,593	5.9

	TOTAL BONDS
	(Cost $2,490,077,883)	2,552,852,696	94.6

Shares	Company

PREFERRED STOCKS

AGENCY SECURITIES		579,520	0.0

	TOTAL PREFERRED STOCKS
	(Cost $11,407,875)	579,520	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal National Mortgage Association (FNMA)
$18,965,000	05/03/10	18,962,471	0.7
16,405,000	05/05/10	16,402,831	0.6
15,790,000	06/16/10	15,786,668	0.7
	Federal Home Loan Bank (FHLB)
38,835,000	04/01/10	38,835,000	1.4
20,000,000	04/09/10	19,999,556	0.7
35,305,000	04/14/10	35,303,470	1.3
30,195,000	04/23/10	30,193,002	1.1
21,185,000	05/21/10	21,180,586	0.8

Principal	Issuer	Value	% of net assets

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES–continued
	Federal Home Loan Mortgage Corp (FHLMC)
$12,000,000	04/12/10	$11,999,560	0.4%
19,445,000	04/13/10	19,444,287	0.7
16,925,000	05/17/10	16,921,756	0.6
30,565,000	06/17/10	30,558,460	1.2

		275,587,647	10.2

U.S. TREASURY BILLS
	United States Cash Management Bill
27,950,000	06/10/10	27,942,285	0.9
	United States Treasury Bill
23,270,000	04/29/10	23,267,738	0.9
28,720,000	05/20/10	28,714,782	1.1
28,880,000	05/27/10	28,873,175	1.1
21,100,000	09/09/10	21,079,702	0.8

		129,877,682	4.8

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $405,455,301)	405,465,329	15.0

	TOTAL PORTFOLIO
	(Cost $2,906,941,059)	2,958,897,545	109.6
	OTHER ASSETS & LIABILITIES, NET	(258,357,896)	(9.6)

	NET ASSETS	$2,700,539,649	100.0%

†	As provided by Moody’s Investors Service (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2010, the value of these securities amounted to $130,857,793 or 4.9% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	101

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND PLUS FUND ▪ MARCH 31, 2010

Principal		Issuer	Rating†	Value	% of net assets

BANK LOAN OBLIGATIONS

APPAREL AND ACCESSORY STORES				$1,010,560	0.2%

BUSINESS SERVICES				1,006,510	0.2

CHEMICALS AND ALLIED PRODUCTS				3,000,702	0.5

NONDEPOSITORY INSTITUTIONS				2,185,662	0.4

	TOTAL BANK LOAN OBLIGATIONS
	(Cost $7,148,323)			7,203,434	1.3

BONDS

CORPORATE BONDS

AGENCY SECURITIES
		GMAC, Inc
$2,000,000		2.200%, 12/19/12	Aaa	2,030,054	0.4
		New York Community Bank
2,000,000		3.000%, 12/16/11	Aaa	2,065,728	0.4
		Regions Bank
2,000,000		3.250%, 12/09/11	Aaa	2,074,394	0.4
		Sovereign Bank
2,000,000		2.750%, 01/17/12	Aaa	2,061,630	0.4
		Other		519,265	0.1

				8,751,071	1.7

AMUSEMENT AND RECREATION SERVICES				2,126,733	0.4

BUILDING MATERIALS AND GARDEN SUPPLIES				270,782	0.0

BUSINESS SERVICES				9,382,788	1.7

CHEMICALS AND ALLIED PRODUCTS				4,590,600	0.8

COAL MINING				3,496,625	0.6

COMMUNICATIONS
		Verizon New Jersey, Inc
2,200,000		5.880%, 01/17/12	Baa1	2,343,360	0.4
		Other		23,072,133	4.2

				25,415,493	4.6

DEPOSITORY INSTITUTIONS
		Depfa ACS Bank
2,700,000	g	5.130%, 03/16/37	Aa2	1,995,169	0.4
		Wells Fargo & Co
1,850,000		4.750%, 02/09/15	Aa3	1,921,154	0.3
		Other		22,228,371	4.1

				26,144,694	4.8

ELECTRIC, GAS, AND SANITARY SERVICES				13,986,603	2.5

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,152,208	1.1

EXECUTIVE, LEGISLATIVE AND GENERAL				518,048	0.1

FABRICATED METAL PRODUCTS				2,104,840	0.4

FOOD AND KINDRED PRODUCTS				6,231,671	1.2

FOOD STORES				2,356,351	0.4

FURNITURE AND HOME FURNISHINGS STORES				518,750	0.1

GENERAL BUILDING CONTRACTORS				254,388	0.0

Principal	Issuer	Rating†	Value	% of net assets

GENERAL MERCHANDISE STORES	$636,874	0.1%

HEALTH SERVICES	6,672,270	1.2

HOLDING AND OTHER INVESTMENT OFFICES	3,256,225	0.6

HOTELS AND OTHER LODGING PLACES	1,444,338	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT	3,596,077	0.7

INSTRUMENTS AND RELATED PRODUCTS	1,147,898	0.2

INSURANCE AGENTS, BROKERS AND SERVICE	1,307,761	0.2

INSURANCE CARRIERS	4,266,546	0.8

JUSTICE, PUBLIC ORDER AND SAFETY	1,045,000	0.2

LEGAL SERVICES	824,175	0.2

METAL MINING	1,277,792	0.2

MISCELLANEOUS MANUFACTURING INDUSTRIES	529,649	0.1

MISCELLANEOUS RETAIL	2,152,733	0.4

MOTION PICTURES	694,982	0.1

NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp
$2,700,000	5.500%, 06/04/14	Aa2	2,916,760	0.4
Other	14,991,015	2.8

17,907,775	3.2

OIL AND GAS EXTRACTION	20,237,352	3.8

PAPER AND ALLIED PRODUCTS	3,075,162	0.7

PETROLEUM AND COAL PRODUCTS	4,180,832	0.7

PIPELINES, EXCEPT NATURAL GAS	736,066	0.1

PRIMARY METAL INDUSTRIES	1,730,008	0.3

PRINTING AND PUBLISHING	1,257,670	0.2

RAILROAD TRANSPORTATION	2,488,339	0.5

REAL ESTATE	903,150	0.2

SECURITY AND COMMODITY BROKERS	12,219,936	2.2

SOCIAL SERVICES	485,000	0.1

STONE, CLAY, AND GLASS PRODUCTS	1,819,854	0.3

TOBACCO PRODUCTS	738,615	0.1

TRANSPORTATION BY AIR	997,500	0.2

TRANSPORTATION EQUIPMENT	2,377,689	0.4

WATER TRANSPORTATION	874,357	0.2

WHOLESALE TRADE-DURABLE GOODS	2,025,707	0.4

WHOLESALE TRADE-NONDURABLE GOODS	2,047,625	0.4

TOTAL CORPORATE BONDS
(Cost $206,148,266)	217,256,602	39.7

102	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND PLUS FUND ▪ MARCH 31, 2010

Principal		Issuer	Rating†	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES				$5,417,227	1.0%

FOREIGN GOVERNMENT BONDS
		Province of Ontario Canada
$2,000,000		2.630%, 01/20/12	Aa1	2,052,281	0.3
		Other		36,195,059	6.6

				38,247,340	6.9

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
2,675,700	h,i	5.640%, 06/01/37		2,831,671	0.5
5,834,051	i	2.640%–6.050%, 02/01/36–08/01/37		6,145,706	1.0
		Federal Home Loan Mortgage Corp Gold (FGLMC)
2,463,485		5.500%, 12/01/33		2,616,335	0.5
2,389,247		7.000%, 12/01/33		2,686,272	0.5
1,835,068		5.500%, 06/01/35		1,942,619	0.4
24,854,597	h	4.000%–8.000%, 09/01/10–04/15/40		25,932,292	4.5
		Federal National Mortgage Association (FNMA)
2,169,379		4.780%, 02/01/14		2,305,183	0.4
2,756,518		4.640%, 11/01/14		2,931,630	0.6
2,000,000		4.000%, 04/25/25		2,028,750	0.4
2,649,168		5.000%, 10/01/25		2,757,800	0.5
1,873,081		5.500%, 07/01/33		1,987,835	0.4
1,777,342		5.000%, 03/01/34		1,844,135	0.3
3,400,003		5.000%, 08/01/34		3,521,834	0.7
3,486,161		5.500%, 05/01/35		3,685,577	0.8
2,459,620		5.500%, 05/01/35		2,600,317	0.5
2,443,584		5.000%, 10/01/35		2,527,779	0.5
1,751,053	i	5.760%, 12/01/36		1,836,337	0.3
2,000,000	h	6.000%, 04/25/38		2,124,376	0.4
2,245,846		6.000%, 11/01/38		2,388,351	0.4
1,879,801		4.500%, 02/01/39		1,886,393	0.3
4,000,000	h	4.000%, 04/25/40		3,877,500	0.7
9,000,000	h	4.500%, 04/25/40		9,019,692	1.5
49,823,805	i	4.000%–9.000%, 06/01/13–09/01/39		50,625,289	9.1
		Government National Mortgage Association (GNMA)
2,000,000	h	5.000%, 04/15/38		2,078,750	0.4
12,423,906		4.000%–8.500%, 09/15/23–09/15/43		13,033,172	2.6

				155,215,595	28.2

MUNICIPAL BONDS				806,907	0.1

U.S. TREASURY SECURITIES
		United States Treasury Bond
8,302,000		8.000%, 11/15/21		11,311,475	2.0
4,600,000		5.250%, 02/15/29		5,005,375	0.9
507,000		4.500%–4.500%, 02/15/36–02/15/36		495,197	0.1
		United States Treasury Note
4,100,000		1.000%, 09/30/11		4,116,493	0.8
2,000,000		1.880%, 06/15/12		2,032,656	0.4
2,570,000		2.630%, 06/30/14		2,607,949	0.5
3,465,000		2.380%, 08/31/14		3,473,122	0.7
2,715,000		2.250%, 01/31/15		2,685,518	0.5
2,700,000		2.500%, 03/31/15		2,692,413	0.5
2,765,000		4.380%, 11/15/39		2,614,653	0.5
5,848,000		0.880%–3.630%, 05/31/11–02/15/20		5,807,638	0.9
		Other		436,217	0.1

				43,278,706	7.9

	TOTAL GOVERNMENT BONDS
	(Cost $234,086,708)			242,965,775	44.1

Principal	Issuer	Rating†	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED
	Flagstar Home Equity Loan Trust
	Series 2007-1A (Class AF3)
$3,000,000	5.780%, 01/25/35	B3	$2,112,017	0.4%
	Residential Funding Mortgage Securities II, Inc
	Series 2006-HI2 (Class A3)
7,000,000	5.790%, 02/25/36	A1	5,152,282	1.0
	Series 2006-HI4 (Class A3)
3,528,000	5.440%, 09/25/36	Ba2	2,735,336	0.5
3,250,000	5.520%–6.060%, 04/25/21–02/25/36		1,607,547	0.2
	Residential Asset Mortgage Products, Inc
	Series 2004-RS11 (Class M1)
4,781,921	0.870%, 11/25/34	Aa1	3,581,721	0.8
	Other		11,767,707	1.9

			26,956,610	4.8

OTHER MORTGAGE BACKED			23,663,803	4.4

	TOTAL STRUCTURED ASSETS
	(Cost $61,595,338)		50,620,413	9.2

	TOTAL BONDS
	(Cost $501,830,312)		510,842,790	93.0

Shares	Company

PREFERRED STOCKS

AGENCY SECURITIES			189,294	0.0

	TOTAL PREFERRED STOCKS
	(Cost $3,726,250)		189,294	0.0

TIAA-CREF MUTUAL FUND

502,810	§ TIAA-CREF High-Yield Fund		4,731,443	0.9

	TOTAL TIAA-CREF MUTUAL FUND
	(Cost $4,982,238)		4,731,443	0.9

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal National Mortgage Association (FNMA)
$4,840,000	05/03/10		4,839,355	0.9
3,995,000	05/24/10		3,993,971	0.7
	Federal Home Loan Bank (FHLB)
10,585,000	04/01/10		10,585,000	1.9
4,755,000	05/21/10		4,754,009	0.9

			24,172,335	4.4

U.S. TREASURY BILLS
	United States Cash Management Bill
7,300,000	06/10/10		7,297,985	1.4
	United States Treasury Bill
3,000,000	05/27/10		2,999,230	0.5

			10,297,215	1.9

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $34,468,717)		34,469,550	6.3

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	103

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND PLUS FUND ▪ MARCH 31, 2010

	Value	% of net assets

TOTAL PORTFOLIO
(Cost $552,155,840)	$557,436,511	101.5%
OTHER ASSETS & LIABILITIES, NET	(8,128,046)	(1.5)

NET ASSETS	$549,308,465	100.0%

†	As provided by Moody’s Investors Service (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2010, the value of these securities amounted to $66,505,847 or 12.1% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

§	Affiliated fund.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

104	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHORT-TERM BOND FUND ▪ MARCH 31, 2010

Principal	Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AGENCY SECURITIES
	Bank of America Corp
$3,000,000	2.380%, 06/22/12	Aaa	$3,073,614	0.9%
	Citigroup Funding, Inc
2,000,000	1.880%, 10/22/12	Aaa	2,015,956	0.6
3,000,000	2.250%, 12/10/12	Aaa	3,048,690	0.9
	Citigroup, Inc
2,000,000	2.130%, 04/30/12	Aaa	2,036,612	0.6
	General Electric Capital Corp
2,000,000	2.630%, 12/28/12	Aaa	2,053,816	0.6
1,700,000	2.130%–2.250%, 03/12/12–12/21/12		1,732,616	0.5
	GMAC, Inc
2,800,000	1.750%, 10/30/12	Aaa	2,816,198	0.8
3,600,000	2.200%, 12/19/12	Aaa	3,654,096	1.1
	JPMorgan Chase & Co
3,000,000	3.130%, 12/01/11	Aaa	3,104,262	0.9
	Regions Bank
1,500,000	3.250%, 12/09/11	Aaa	1,555,796	0.5
	Sovereign Bancorp, Inc
3,000,000	2.500%, 06/15/12	Aaa	3,070,431	0.9
	Other		5,364,347	1.5

			33,526,434	9.8

BUSINESS SERVICES			2,014,220	0.6

CHEMICALS AND ALLIED PRODUCTS			5,329,888	1.5

COAL MINING			554,563	0.2

COMMUNICATIONS
	Time Warner Cable, Inc
1,375,000	6.200%, 07/01/13	Baa2	1,517,302	0.4
	Other		6,139,810	1.9

			7,657,112	2.3

DEPOSITORY INSTITUTIONS
	Citigroup, Inc
2,000,000	5.500%, 10/15/14	A3	2,069,811	0.6
1,600,000	5.100%–5.300%, 09/29/11–10/17/12		1,675,684	0.5
	Other		10,024,353	2.9

			13,769,848	4.0

ELECTRIC, GAS, AND SANITARY SERVICES			6,667,734	2.0

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			3,293,518	1.0

EXECUTIVE, LEGISLATIVE AND GENERAL			518,048	0.2

FOOD AND KINDRED PRODUCTS
	Dr Pepper Snapple Group, Inc
1,225,000	6.120%, 05/01/13	Baa2	1,362,147	0.4
	Other		1,853,135	0.5

			3,215,282	0.9

FOOD STORES			1,366,272	0.4

GENERAL MERCHANDISE STORES			1,021,130	0.3

HEALTH SERVICES			301,875	0.1

HOLDING AND OTHER INVESTMENT OFFICES			665,231	0.2

Principal		Issuer	Rating†	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT				$3,189,779	0.9%

INSTRUMENTS AND RELATED PRODUCTS				1,590,492	0.5

INSURANCE CARRIERS				2,443,300	0.7

METAL MINING				219,839	0.1

MISCELLANEOUS RETAIL				1,968,573	0.5

NONDEPOSITORY INSTITUTIONS
		American Honda Finance Corp
$1,250,000	g	5.130%, 12/15/10	A1	1,287,460	0.3
		HSBC Finance Corp
1,250,000		5.250%, 01/14/11	A3	1,288,728	0.3
		Other		6,613,032	2.1

				9,189,220	2.7

OIL AND GAS EXTRACTION				2,316,736	0.6

PAPER AND ALLIED PRODUCTS				1,075,473	0.3

PETROLEUM AND COAL PRODUCTS				2,152,188	0.6

PRIMARY METAL INDUSTRIES				1,181,498	0.3

PRINTING AND PUBLISHING				1,082,013	0.3

RAILROAD TRANSPORTATION				1,821,565	0.6

SECURITY AND COMMODITY BROKERS				5,618,698	1.6

TOBACCO PRODUCTS				447,396	0.1

TRANSPORTATION EQUIPMENT				861,516	0.2

WHOLESALE TRADE-NONDURABLE GOODS				2,364,523	0.7

	TOTAL CORPORATE BONDS
	(Cost $114,019,612)			117,423,964	34.2

GOVERNMENT BONDS

AGENCY SECURITIES
		FDIC Structured Sale Guarantee
2,000,000	g,j	0.000%, 10/25/12		1,921,355	0.6
		Federal Farm Credit Bank (FFCB)
4,400,000		2.630%, 04/21/11	Aaa	4,493,051	1.3
		Federal Home Loan Mortgage Corp (FHLMC)
4,000,000		2.130%, 09/21/12	Aaa	4,062,808	1.2
3,000,000		2.880%, 02/09/15	Aaa	3,018,423	0.9
230,000		2.500%–2.500%, 04/23/14–04/23/14		231,876	0.1
		Federal National Mortgage Association (FNMA)
5,900,000		7.130%, 06/15/10	Aaa	5,983,898	1.6
2,500,000		1.380%, 04/28/11	Aaa	2,520,080	0.7
3,000,000		2.000%, 01/09/12	Aaa	3,047,094	0.9
3,000,000		0.880%, 01/12/12	Aaa	2,988,219	0.9
2,000,000		3.630%, 02/12/13	Aaa	2,107,962	0.6
3,000,000		1.750%, 05/07/13	Aaa	2,992,359	0.9
1,500,000		2.750%, 03/13/14	Aaa	1,526,853	0.4
2,000,000		3.000%, 09/16/14	Aaa	2,036,790	0.6
5,000,000		2.630%, 11/20/14	Aaa	5,000,320	1.4
1,250,000		2.500%–3.250%, 08/12/10–05/15/14		1,258,414	0.4
		Private Export Funding Corp
7,000,000		4.900%, 12/15/11	Aaa	7,461,754	2.1
2,000,000		3.550%, 04/15/13	Aaa	2,096,982	0.6
		Other		2,251,673	0.7

				54,999,911	15.9

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	105

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SHORT-TERM BOND FUND ▪ MARCH 31, 2010

Principal	Issuer	Rating†	Value	% of net assets

FOREIGN GOVERNMENT BONDS
	International Finance Corp
$1,500,000	5.130%, 05/02/11	Aaa	$1,559,091	0.5%
	Province of Manitoba Canada
1,450,000	2.130%, 04/22/13	Aa1	1,465,264	0.4
	Province of Ontario Canada
2,000,000	2.630%, 01/20/12	Aa1	2,052,281	0.6
2,500,000	2.950%–4.100%, 09/08/10–02/05/15		2,591,612	0.8
	Other		10,243,969	2.9

			17,912,217	5.2

MORTGAGE BACKED			1,085,676	0.3

U.S. TREASURY SECURITIES
	United States Treasury Note
3,927,000	1.000%, 09/30/11		3,942,798	1.1
12,000,000	0.750%, 11/30/11		11,983,596	3.5
21,211,000	4.630%, 12/31/11		22,592,197	6.6
5,000,000	1.000%, 03/31/12		4,997,650	1.4
23,585,000	1.380%, 03/15/13		23,446,793	6.8
7,395,000	3.130%, 09/30/13		7,711,018	2.2
3,654,900	2.750%, 10/31/13		3,760,834	1.1
14,949,000	2.000%, 11/30/13		14,974,697	4.3
2,318,000	1.880%, 04/30/14		2,289,931	0.7
1,635,000	2.630%, 06/30/14		1,659,142	0.5
7,990,000	2.380%, 08/31/14		8,008,729	2.3
1,865,000	2.380%, 10/31/14		1,862,523	0.5
4,175,000	2.250%, 01/31/15		4,129,664	1.2
2,243,000	0.880%–2.500%, 05/31/11–03/31/15		2,248,595	0.7

			113,608,167	32.9

	TOTAL GOVERNMENT BONDS
	(Cost $184,067,372)		187,605,971	54.3

STRUCTURED ASSETS

ASSET BACKED
	Flagstar Home Equity Loan Trust
	Series 2007-1A (Class AF3)
2,000,000	5.780%, 01/25/35	B3	1,408,011	0.4
	GMAC Mortgage Corporation Loan Trust 2006-HLTV A4
	Series 2006-HLTV (Class A4)
2,000,000	5.810%, 10/25/29	Baa3	1,323,725	0.4
	Residential Funding Mortgage Securities II, Inc
	Series 2006-HI2 (Class A3)
4,000,000	5.790%, 02/25/36	A1	2,944,161	0.8
3,074,471	5.950%–6.060%,02/25/36–02/25/36		2,317,608	0.7
	Other		5,060,595	1.5

			13,054,100	3.8

OTHER MORTGAGE BACKED			355,536	0.1

	TOTAL STRUCTURED ASSETS
	(Cost $18,218,377)		13,409,636	3.9

	TOTAL BONDS
	(Cost $316,305,361)		318,439,571	92.4

Shares	Company	Value	% of net assets

PREFERRED STOCKS

AGENCY SECURITIES		$90,905	0.0%

	TOTAL PREFERRED STOCKS
	(Cost $1,789,475)	90,905	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB)
$21,425,000	04/01/10	21,425,000	6.2

		21,425,000	6.2

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,425,000)	21,425,000	6.2

	TOTAL PORTFOLIO
	(Cost $339,519,836)	339,955,476	98.6
	OTHER ASSETS & LIABILITIES, NET	4,953,378	1.4

	NET ASSETS	$344,908,854	100.0%

†	As provided by Moody’s Investors Service (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2010, the value of these securities amounted to $19,040,490 or 5.5% of net assets.

j	Zero coupon.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

106	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

HIGH-YIELD FUND ▪ MARCH 31, 2010

Principal		Issuer	Rating	†	Value	% of net assets

BANK LOAN OBLIGATIONS

APPAREL AND ACCESSORY STORES					$2,021,120	0.3%

BUSINESS SERVICES					3,019,531	0.5

CHEMICALS AND ALLIED PRODUCTS					3,018,646	0.5

ELECTRIC, GAS, AND SANITARY SERVICES					1,759,801	0.3

SECURITY AND COMMODITY BROKERS					2,488,081	0.4

	TOTAL BANK LOAN OBLIGATIONS
	(Cost $11,378,618)				12,307,179	2.0

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES
		Penn National Gaming, Inc
$5,310,000	g	8.750%, 08/15/19	B1		5,389,649	0.8
		Other			10,240,686	1.8

					15,630,335	2.6

AUTO REPAIR, SERVICES AND PARKING
		Avis Budget Car Rental LLC
4,900,301	g	9.630%, 03/15/18	B3		5,120,815	0.9
		Other			3,236,625	0.5

					8,357,440	1.4

AUTOMOTIVE DEALERS AND SERVICE STATIONS					2,761,888	0.5

BUSINESS SERVICES
		Lamar Media Corp
4,140,000		9.750%, 04/01/14	Ba3		4,522,950	0.8
2,625,000		6.630%–7.250%, 01/01/13–08/15/15			2,615,781	0.5
		Nielsen Finance LLC
6,000,000		10.000%–12.500%,08/01/14–08/01/16			5,992,500	1.0
		Scientific Games Corp
3,597,000		6.250%, 12/15/12	B1		3,570,023	0.6
		Sungard Data Systems, Inc
6,500,000		9.130%, 08/15/13	Caa1		6,662,500	1.0
2,365,000		10.250%–10.630%,05/15/15–08/15/15			2,520,113	0.4
		Other			14,725,678	2.4

					40,609,545	6.7

CHEMICALS AND ALLIED PRODUCTS
		Georgia Gulf Corp
3,922,000	g	9.000%, 01/15/17	B3		4,103,392	0.8
		Other			14,098,166	2.3

					18,201,558	3.1

COAL MINING
		Cloud Peak Energy Resources LLC
4,200,000	g	8.250%, 12/15/17	B1		4,284,000	0.7
		Consol Energy, Inc
4,840,000	g,h	8.000%, 04/01/17	B1		4,973,100	0.8
		Other			5,829,918	1.0

					15,087,018	2.5

Principal		Issuer	Rating	†	Value	% of net assets

COMMUNICATIONS
		Charter Communications Operating LLC
$4,375,000	g	8.000%, 04/30/12	B1		$4,648,438	0.8%
		Clearwire Communications LLC
6,750,000	g	12.000%, 12/01/15	Caa1		6,885,000	1.1
		DISH DBS Corp
9,960,000		7.880%, 09/01/19	Ba3		10,358,399	1.7
		Intelsat Bermuda Ltd
3,453,125		11.500%, 02/04/17	Caa3		3,539,453	0.6
		Intelsat Jackson Holdings Ltd
4,000,000		11.250%, 06/15/16	Caa2		4,330,000	0.7
5,000,000	g	8.500%, 11/01/19	B3		5,250,000	0.9
		New Communications Holdings
3,700,000	g,h	7.880%, 04/15/15	Ba2		3,801,750	0.6
		Sprint Capital Corp
10,724,000		6.900%, 05/01/19	Ba3		9,812,460	1.6
4,500,000		8.750%, 03/15/32	Ba3		4,173,750	0.7
750,000		6.880%–6.880%, 11/15/28–11/15/28			603,750	0.1
		Virgin Media Finance plc
11,940,000		9.500%, 08/15/16	B1		13,044,449	2.3
		Other			17,326,594	2.8

					83,774,043	13.9

DEPOSITORY INSTITUTIONS
		Bank of America Corp
3,500,000	i	8.130%, 12/30/49	Ba3		3,571,154	0.6
		Other			9,544,349	1.6

					13,115,503	2.2

EATING AND DRINKING PLACES					3,440,000	0.6

ELECTRIC, GAS, AND SANITARY SERVICES
		AES Corp
5,438,000	g	7.750%–8.750%, 05/15/13–10/15/17			5,540,668	1.0
		El Paso Corp
3,750,000		8.250%, 02/15/16	Ba3		4,003,125	0.7
		Niska Gas Storage
4,750,000	g	8.880%, 0	B1		4,856,875	0.8
		NRG Energy, Inc
6,370,000		7.250%–8.500%, 02/01/14–06/15/19			6,403,475	1.1
		Sabine Pass LNG LP
5,327,000		7.250%, 11/30/13	B2		5,007,379	0.8
1,526,000		7.500%–7.500%, 11/30/16–11/30/16			1,346,695	0.2
		Other			15,643,963	2.5

					42,802,180	7.1

FABRICATED METAL PRODUCTS
		Reynolds Group Issuer, Inc
6,000,000	g	7.750%, 10/15/16	B1		6,165,000	1.0
		Other			9,722,162	1.6

					15,887,162	2.6

FOOD AND KINDRED PRODUCTS
		Constellation Brands, Inc
4,015,000		8.380%, 12/15/14	Ba3		4,341,218	0.8
		Other			8,810,705	1.4

					13,151,923	2.2

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	107

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

HIGH-YIELD FUND ▪ MARCH 31, 2010

Principal		Issuer	Rating	†	Value	% of net assets

FOOD STORES
		Stater Brothers Holdings
$5,976,000		7.750%–8.130%, 06/15/12–04/15/15			$6,018,510	1.0%
		Other			6,647,249	1.1

					12,665,759	2.1

GENERAL BUILDING CONTRACTORS					1,271,938	0.2

GENERAL MERCHANDISE STORES					5,252,500	0.9

HEALTH SERVICES
		Apria Healthcare Group, Inc
5,000,000	g	11.250%, 11/01/14	Ba2		5,437,500	0.9
2,265,000	g	12.380%–12.380%, 11/01/14–11/01/14 CHS			2,480,175	0.4
5,750,000		8.880%, 07/15/15 HCA, Inc	B3		5,951,249	0.9
3,860,000		9.130%, 11/15/14	B2		4,077,125	0.7
4,000,000	g	8.500%, 04/15/19	Ba3		4,302,500	0.7
5,705,000	g,o	7.500%–9.880%, 11/15/16–11/06/33			5,896,607	1.0
		Other			6,352,006	1.1

					34,497,162	5.7

HOLDING AND OTHER INVESTMENT OFFICES					6,375,188	1.1

HOTELS AND OTHER LODGING PLACES
		Ameristar Casinos, Inc
4,150,000		9.250%, 06/01/14	B2		4,347,125	0.7
		Other			5,290,350	0.9

					9,637,475	1.6

INDUSTRIAL MACHINERY AND EQUIPMENT					1,607,650	0.3

INSTRUMENTS AND RELATED PRODUCTS
		Boston Scientific Corp
4,500,000		6.000%, 01/15/20	Ba1		4,251,110	0.7

					4,251,110	0.7

INSURANCE CARRIERS					5,708,533	0.9

JUSTICE, PUBLIC ORDER AND SAFETY					3,885,938	0.6

LEGAL SERVICES					1,674,480	0.3

MISCELLANEOUS RETAIL
		Susser Holdings LLC
4,114,000		10.630%, 12/15/13	B3		4,278,560	0.7
		Other			8,429,670	1.4

					12,708,230	2.1

MOTION PICTURES					3,150,000	0.5

NONDEPOSITORY INSTITUTIONS
		American General Finance Corp
5,160,000		6.900%, 12/15/17	B2		4,519,690	0.8
2,000,000		5.380%–5.380%, 10/01/12–10/01/12			1,881,488	0.3
		Ford Motor Credit Co
3,882,000		7.000%, 10/01/13	B1		4,016,845	0.7
5,223,000		8.000%–12.000%, 08/10/11–12/15/16			5,642,854	0.9
		Ford Motor Credit Co LLC
4,000,000		8.130%, 01/15/20	B1		4,195,884	0.7
		GMAC, Inc
5,000,000	g	8.000%, 03/15/20	B3		5,124,999	1.0
6,000,000		6.630%–7.250%, 03/02/11–05/15/12			6,087,500	0.9

Principal		Issuer	Rating	†	Value	% of net assets

NONDEPOSITORY INSTITUTIONS—continued
		International Lease Finance Corp
$3,825,000		5.630%, 09/20/13	B1		$3,608,019	0.6%
4,000,000	g	8.630%, 09/15/15	B1		4,089,028	0.7
4,000,000	g	8.750%, 03/15/17	B1		4,092,132	0.7
1,250,000		6.630%–6.630%, 11/15/13–11/15/13			1,216,588	0.2
		Other			3,424,700	0.6

					47,899,727	8.1

OIL AND GAS EXTRACTION
		Atlas Energy Operating Co LLC
5,550,000		10.750%, 02/01/18	B3		6,104,999	1.1
		Chesapeake Energy Corp
4,375,000		6.880%, 11/15/20	Ba3		4,254,687	0.7
2,250,000		7.500%–9.500%, 07/15/13–02/15/15			2,326,875	0.4
		Other			26,355,893	4.3

					39,042,454	6.5

PAPER AND ALLIED PRODUCTS
		Georgia-Pacific LLC
4,000,000	g	8.250%, 05/01/16	Ba2		4,360,000	0.8
4,000,000		8.880%, 05/15/31	Ba3		4,340,000	0.7
2,245,000	g	7.000%–7.000%, 01/15/15–01/15/15			2,323,575	0.4
		Verso Paper Holdings LLC
4,000,000		9.130%, 08/01/14	B2		3,880,000	0.6
		Other			9,662,025	1.6

					24,565,600	4.1

PERSONAL SERVICES					2,355,000	0.4

PETROLEUM AND COAL PRODUCTS
		Ashland, Inc
5,000,000	g	9.130%, 06/01/17	Ba2		5,600,000	0.9
		Other			1,793,750	0.3

					7,393,750	1.2

PRIMARY METAL INDUSTRIES					9,124,790	1.5

PRINTING AND PUBLISHING					633,600	0.1

RAILROAD TRANSPORTATION					1,599,000	0.3

REAL ESTATE					5,461,563	0.9

SECURITY AND COMMODITY BROKERS
		Nuveen Investments, Inc
5,143,000		10.500%, 11/15/15	Caa3		4,988,710	0.8

					4,988,710	0.8

SOCIAL SERVICES					2,696,600	0.4

STONE, CLAY, AND GLASS PRODUCTS
		Cemex SAB de C.V.
4,250,000	g	9.500%, 12/14/16	NR		4,398,750	0.8
		Other			1,378,000	0.2

					5,776,750	1.0

TRANSPORTATION BY AIR					4,807,030	0.8

TRANSPORTATION EQUIPMENT
		Bombardier, Inc
4,109,000	g	8.000%, 11/15/14	Ba2		4,304,177	0.8
2,000,000	g	7.500%–7.500%, 03/15/18–03/15/18			2,085,000	0.3
		Other			3,597,656	0.6

					9,986,833	1.7

108	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

HIGH-YIELD FUND ▪ MARCH 31, 2010

Principal		Issuer	Rating	†	Value	% of net assets

WATER TRANSPORTATION					$3,168,470	0.5%

WHOLESALE TRADE-DURABLE GOODS
		Ace Hardware Corp
$4,000,000	g	9.130%, 06/01/16	Ba2		4,290,000	0.7
		McJunkin Red Man Corp
6,000,000	g	9.500%, 12/15/16	B3		6,127,500	1.0
		Other			3,817,188	0.6

					14,234,688	2.3

WHOLESALE TRADE-NONDURABLE GOODS
		SuperValu, Inc
4,050,000		7.500%, 11/15/14	Ba3		4,110,750	0.7
1,885,000		8.000%–8.000%, 05/01/16–05/01/16			1,908,563	0.3
		Other			6,908,275	1.1

					12,927,588	2.1

	TOTAL CORPORATE BONDS
	(Cost $539,764,267)				572,166,711	95.1

	TOTAL PORTFOLIO
	(Cost $551,142,885)				584,473,890	97.1
	OTHER ASSETS & LIABILITIES, NET				17,605,425	2.9

	NET ASSETS				$602,079,315	100.0%

Abbreviation(s): NR - Not rated

†	As provided by Moody’s Investors Service (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2010, the value of these securities amounted to $204,694,966 or 34.0% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

o	Payment in Kind Bond.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	109

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT BOND FUND ▪ MARCH 31, 2010

Principal	Issuer	Rating	†	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA
	Courtland Industrial Development Board
$2,470,000	5.000%, 11/01/13	Baa3		$2,590,709	0.9%
	Southeast Alabama Gas District
1,785,000	5.000%, 06/01/18	A3		1,840,888	0.6
	Other			1,109,120	0.4

				5,540,717	1.9

ALASKA
	Borough of North Slope AK
1,445,000	5.500%, 06/30/18	A2		1,667,978	0.5
	Other			724,548	0.3

				2,392,526	0.8

ARIZONA
	City of Tucson AZ
2,000,000	5.000%, 07/01/20	Aa3		2,259,800	0.8
	Other			3,679,781	1.3

				5,939,581	2.1

ARKANSAS
	Arkansas Development Finance Authority
1,600,000	5.500%, 12/01/18	NR		1,873,520	0.6
	Other			1,370,003	0.5

				3,243,523	1.1

CALIFORNIA
	County of San Bernardino CA
2,000,000	5.250%, 08/01/19	A3		2,068,360	0.7
	East Side Union High School District-
	Santa Clara County
2,500,000	5.250%, 02/01/23	Baa1		2,604,175	0.9
	Los Angeles Unified School District, COP
2,125,000	5.000%, 10/01/17	A2		2,251,416	0.8
	Vallejo City Unified School District
3,065,000	5.900%, 02/01/18	Baa1		3,233,360	1.1
	Other			9,446,573	3.4

				19,603,884	6.9

COLORADO
	Colorado State Higher Education
1,645,000	5.000%, 11/01/25	Aa3		1,726,888	0.6
	Other			2,444,800	0.9

				4,171,688	1.5

CONNECTICUT				1,083,231	0.4

DISTRICT OF COLUMBIA				680,466	0.2

FLORIDA
	First Governmental Financing Commission
1,600,000	5.500%, 07/01/15	A1		1,783,376	0.6
	Florida Department of Transportation
2,200,000	5.000%, 07/01/18	Aa3		2,439,756	0.9
	Lake County School Board, COP
2,250,000	5.250%, 06/01/17	Baa1		2,400,255	0.9
	Other			19,433,903	6.8

				26,057,290	9.2

GEORGIA
	City of Atlanta GA
3,180,000	5.500%, 11/01/14	Baa1		$3,468,776	1.3
	Metropolitan Atlanta Rapid Transit Authority
1,500,000	5.250%, 07/01/26	Aa3		1,714,485	0.6

Principal		Issuer	Rating	†	Value	% of net assets

GEORGIA—continued
		Other			$2,150,886	0.7%

					7,334,147	2.6

ILLINOIS
		Chicago Board of Education
1,920,000		5.000%, 12/01/17	A1		2,106,393	0.7
		Chicago Transit Authority
2,500,000		5.500%, 06/01/18	A2		2,817,850	1.0
		Other			10,911,447	3.9

					15,835,690	5.6

INDIANA
		Hammond Multi-School Building Corp
1,520,000		5.000%, 07/15/17	WR		1,706,732	0.6
		Indiana Bond Bank
2,120,000		5.250%, 04/01/19	Baa1		2,358,966	0.8
		Indianapolis Local Public Improvement
		Bond Bank
2,000,000		5.000%, 01/15/20	Aa2		2,228,900	0.8
		Indianapolis Local Public Improvement
		Bond Bank
1,940,000		5.500%, 01/01/21	A3		2,140,130	0.7
		Other			6,445,608	2.3

					14,880,336	5.2

LOUISIANA
		City of New Orleans LA, GO
2,000,000		5.500%, 12/01/21	Baa3		2,060,140	0.7
		Other			863,837	0.3

					2,923,977	1.0

MASSACHUSETTS
		Commonwealth of Massachusetts
2,000,000		5.250%, 09/01/23	Aa2		2,334,420	0.8
		Massachusetts St. Water Pollution Abatement
3,500,000		5.000%, 08/01/21	Aaa		4,054,470	1.5
		Other			3,221,856	1.1

					9,610,746	3.4

MICHIGAN
		Detroit City School District
2,030,000		6.000%, 05/01/21	Aa3		2,264,952	0.7
		Detroit MI
1,700,000	i	5.500%, 07/01/32	A3		1,772,471	0.6
		State of Michigan
1,595,000		5.500%, 11/01/18	Aa3		1,819,241	0.6
		Other			10,200,236	3.7

					16,056,900	5.6

MINNESOTA					1,153,580	0.4

MISSISSIPPI
		Mississippi Development Bank
		Special Obligation
2,000,000		5.000%, 07/01/17	Baa1		2,132,240	0.8
		Other			2,110,411	0.7

					4,242,651	1.5

MISSOURI
		St Louis Regional Convention & Sports
		Complex Authority
1,640,000		5.250%, 08/15/14	Baa1		1,793,143	0.6
		Other			1,319,652	0.5

					3,112,795	1.1

110	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

TAX-EXEMPT BOND FUND ▪ MARCH 31, 2010

Principal		Issuer	Rating	†	Value	% of net assets

NEBRASKA					$2,694,336	0.9%

NEVADA					502,350	0.2

NEW JERSEY
		State of New Jersey
2,000,000		5.250%, 08/01/22	Aa3		2,315,120	0.8
		Other			8,871,732	3.1

					11,186,852	3.9

NEW YORK					10,900,138	3.8

NORTH CAROLINA					3,818,844	1.3

OHIO
		Cincinnati City School District
2,000,000		5.250%, 12/01/24	Aa3		2,267,920	0.8
		State of Ohio
4,000,000		4.950%, 09/01/20	NR		4,024,080	1.4
		State of Ohio
2,000,000		5.000%, 08/01/20	Aa2		2,257,880	0.8
		Other			5,232,626	1.8

					13,782,506	4.8

OKLAHOMA					168,321	0.1

OREGON					265,175	0.1

PENNSYLVANIA
		Commonwealth of Pennsylvania
2,000,000		5.000%, 07/01/21	Aa2		2,296,680	0.8
		Philadelphia School District, GO
2,025,000		5.000%, 06/01/24	Aa3		2,095,652	0.7
		Other			9,745,910	3.5

					14,138,242	5.0

PUERTO RICO
		Commonwealth of Puerto Rico
2,015,000		5.500%, 07/01/15	Baa3		2,177,127	0.7
		Puerto Rico Highway & Transportation
		Authority
2,300,000		5.000%, 07/01/14	Baa3		2,440,185	0.9
		Puerto Rico Highway & Transportation
		Authority
2,000,000		5.250%, 07/01/22	Aa3		2,169,260	0.8
		Puerto Rico Public Buildings Authority
2,670,000	i	5.000%, 07/01/28	Baa3		2,764,598	0.9
		Puerto Rico Public Finance Corp
3,405,000	i	5.750%, 08/01/27	Ba1		3,518,012	1.3
		Other			7,134,203	2.5

					20,203,385	7.1

RHODE ISLAND					2,552,133	0.9

SOUTH CAROLINA					3,163,850	1.1

SOUTH DAKOTA					592,035	0.2

TENNESSEE
		Tennessee Energy Acquisition Corp
4,500,000		5.000%, 09/01/16	Ba3		4,661,730	1.6
		Other			4,290,781	1.5

					8,952,511	3.1

Principal	Issuer	Rating	†	Value	% of net assets

TEXAS
	Alliance Airport Authority, AMT
$3,030,000	4.850%, 04/01/21	Baa2		$3,002,003	1.1%
	Brazos River Authority
1,840,000	4.900%, 10/01/15	Baa1		1,918,991	0.6
	County of Harris TX
1,555,000	5.000%, 08/15/16	Aa3		1,749,079	0.7
	Harris County Flood Control District
1,900,000	5.250%, 10/01/18	Aa1		2,207,363	0.8
	SA Energy Acquisition Public Facility Corp
2,000,000	5.500%, 08/01/19	A2		2,121,019	0.7
	Texas Municipal Gas Acquisition &
	Supply Corp I
2,500,000	6.250%, 12/15/26	A2		2,699,975	0.9
	University of Texas
2,000,000	5.250%, 07/01/26	Aaa		2,338,240	0.8
	Other			17,622,077	6.3

				33,658,747	11.9

VERMONT				1,012,798	0.4

VIRGINIA
	Virginia College Building Authority
2,500,000	5.000%, 02/01/24	Aa1		2,860,700	1.0
	Other			2,010,835	0.7

				4,871,535	1.7

WASHINGTON
	Port of Seattle WA
3,150,000	5.500%, 09/01/17	A1		3,499,051	1.2
	Other			990,406	0.4

				4,489,457	1.6

WISCONSIN				1,157,928	0.4

	TOTAL LONG-TERM MUNICIPAL BONDS
	(Cost $278,134,505)			281,974,871	99.0

	TOTAL PORTFOLIO
	(Cost $278,134,505)			281,974,871	99.0
	OTHER ASSETS & LIABILITIES, NET			2,977,821	1.0

	NET ASSETS			$284,952,692	100.0%

Abbreviation(s):

AMT - Alternative Minimum Tax (subject to)
COP - Certificate of Participation
GO - General Obligation
NR - Not Rated
WR - Withdrawn Rating

†	As provided by Moody’s Investors Service (unaudited).

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	111

PORTFOLIO OF INVESTMENTS (UNAUDITED)

INFLATION-LINKED BOND FUND ▪ MARCH 31, 2010

Principal	Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
	United States Treasury Inflation Indexed Bonds (k)
$30,138,524	2.380%, 04/15/11	$31,113,324	3.2%
12,012,771	3.380%, 01/15/12	12,856,475	1.3
28,054,343	2.000%, 04/15/12	29,382,548	3.1
46,073,940	3.000%, 07/15/12	49,630,295	5.2
24,447,681	0.630%, 04/15/13	24,917,541	2.6
45,022,106	1.880%, 07/15/13	47,635,504	5.0
44,657,709	2.000%, 01/15/14	47,417,422	4.9
29,177,445	1.250%, 04/15/14	30,157,632	3.1
37,804,753	2.000%, 07/15/14	40,217,754	4.2
38,040,482	1.630%, 01/15/15	39,740,435	4.1
35,310,313	1.880%, 07/15/15	37,368,233	3.9
37,284,623	2.000%, 01/15/16	39,556,673	4.1
33,896,696	2.500%, 07/15/16	37,032,140	3.9
28,918,065	2.380%, 01/15/17	31,224,744	3.3
26,171,339	2.630%, 07/15/17	28,763,924	3.0
26,579,197	1.630%, 01/15/18	27,191,768	2.8
25,520,650	1.380%, 07/15/18	25,538,591	2.7
24,471,888	2.130%, 01/15/19	25,777,683	2.7
26,687,399	1.880%, 07/15/19	27,490,103	2.9
21,341,109	1.380%, 01/15/20	20,917,616	2.2
52,103,662	2.380%, 01/15/25	54,541,957	5.7
33,212,843	2.000%, 01/15/26	33,039,007	3.4
28,713,613	2.380%, 01/15/27	29,924,983	3.1
27,820,249	1.750%, 01/15/28	26,335,788	2.7
35,512,266	3.630%, 04/15/28	43,294,459	4.5
27,045,220	2.500%, 01/15/29	28,587,636	3.0
38,649,177	3.880%, 04/15/29	49,054,270	5.1
10,277,789	3.380%, 04/15/32	12,463,422	1.3
14,635,332	2.130%, 02/15/40	14,508,414	1.5

		945,680,341	98.5

	TOTAL GOVERNMENT BONDS
	(Cost $921,080,327)	945,680,341	98.5

	TOTAL PORTFOLIO
	(Cost $921,080,327)	945,680,341	98.5
	OTHER ASSETS & LIABILITIES, NET	13,995,490	1.5

	NET ASSETS	$959,675,831	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

112	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND INDEX FUND ▪ MARCH 31, 2010

Principal	Issuer	Rating	†	Value	% of net assets

BONDS

CORPORATE BONDS

AGENCY SECURITIES				$900,439	0.8%

AUTO REPAIR, SERVICES AND PARKING				7,310	0.0

BUILDING MATERIALS AND GARDEN SUPPLIES				196,582	0.2

BUSINESS SERVICES				347,414	0.3

CHEMICALS AND ALLIED PRODUCTS				1,305,784	1.1

COMMUNICATIONS
	Verizon Communications, Inc
$640,000	4.350%, 02/15/13	A3		678,835	0.7
	Other			1,729,092	1.4

				2,407,927	2.1

DEPOSITORY INSTITUTIONS
	Wachovia Bank NA
550,000	5.300%, 10/15/11	A1		581,922	0.5
	Other			3,951,252	3.4

				4,533,174	3.9

EATING AND DRINKING PLACES				32,586	0.0

EDUCATIONAL SERVICES				20,782	0.0

ELECTRIC, GAS, AND SANITARY SERVICES				2,282,460	1.9

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				732,531	0.6

ENGINEERING AND MANAGEMENT SERVICES				47,444	0.0

FABRICATED METAL PRODUCTS				79,890	0.1

FOOD AND KINDRED PRODUCTS				1,193,908	1.0

FOOD STORES				146,261	0.1

FURNITURE AND FIXTURES				10,707	0.0

GENERAL BUILDING CONTRACTORS				20,292	0.0

GENERAL MERCHANDISE STORES				260,162	0.2

HEALTH SERVICES				80,784	0.1

HOLDING AND OTHER INVESTMENT OFFICES				524,078	0.4

HOTELS AND OTHER LODGING PLACES				10,640	0.0

INDUSTRIAL MACHINERY AND EQUIPMENT				806,173	0.7

INSTRUMENTS AND RELATED PRODUCTS				287,227	0.2

INSURANCE AGENTS, BROKERS AND SERVICE				29,547	0.0

INSURANCE CARRIERS				938,907	0.8

METAL MINING				343,856	0.3

MISCELLANEOUS RETAIL				121,556	0.1

MOTION PICTURES				108,515	0.1

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS
	European Investment Bank
873,000	3.250%, 10/14/11	Aaa		903,487	0.8
	Other			80,431	0.0

				983,918	0.8

Principal	Issuer	Rating	†	Value	% of net assets

NONDEPOSITORY INSTITUTIONS
	Kreditanstalt fuer Wiederaufbau
$635,000	3.500%, 05/16/13	Aaa		$664,779	0.7%
	Other			1,754,510	1.4

				2,419,289	2.1

NONMETALLIC MINERALS, EXCEPT FUELS				10,942	0.0

OIL AND GAS EXTRACTION				1,108,741	0.9

PAPER AND ALLIED PRODUCTS				65,759	0.1

PETROLEUM AND COAL PRODUCTS				798,700	0.7

PIPELINES, EXCEPT NATURAL GAS				81,733	0.1

PRIMARY METAL INDUSTRIES				123,378	0.1

PRINTING AND PUBLISHING				176,528	0.1

RAILROAD TRANSPORTATION				268,931	0.2

SECURITY AND COMMODITY BROKERS				1,138,099	1.0

TOBACCO PRODUCTS				133,284	0.1

TRANSPORTATION BY AIR				85,161	0.1

TRANSPORTATION EQUIPMENT				279,816	0.2

TRANSPORTATION SERVICES				43,999	0.0

WHOLESALE TRADE-DURABLE GOODS				71,384	0.1

WHOLESALE TRADE-NONDURABLE GOODS				57,006	0.0

	TOTAL CORPORATE BONDS
	(Cost $25,454,854)			25,623,604	21.6

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)
500,000	4.850%, 03/12/12	Aaa		535,544	0.5
	Federal Home Loan Bank (FHLB)
1,000,000	1.630%, 07/27/11	Aaa		1,011,084	0.8
995,000	1.630%–5.250%, 03/16/11–11/17/17			1,053,219	0.9
	Federal Home Loan Mortgage Corp (FHLMC)
2,951,009	1.630%–5.630%, 03/15/11–10/18/16			3,111,353	2.6
	Federal National Mortgage Association (FNMA)
650,000	6.000%, 05/15/11	Aaa		689,261	0.5
656,000	2.500%, 05/15/14	Aaa		659,731	0.5
1,769,000	1.380%–6.630%, 03/23/11–11/15/30			1,866,513	1.7
	Other			101,504	0.1

				9,028,209	7.6

FOREIGN GOVERNMENT BONDS				2,386,266	2.0

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	113

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND INDEX FUND ▪ MARCH 31, 2010

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$ 1,712,396	i	4.940%–6.000%, 04/01/18–11/01/39	$1,815,722	1.6%
		Federal Home Loan Mortgage Corp Gold (FGLMC)
763,742		4.000%, 11/01/18	788,976	0.7
641,464		5.000%, 03/01/33	666,774	0.6
1,022,294		5.000%, 12/01/35	1,058,476	0.9
490,799		6.000%, 07/01/36	531,757	0.4
1,428,612		5.500%, 06/01/37	1,510,252	1.4
588,421		6.000%, 03/01/39	632,069	0.5
870,442		4.000%, 09/01/39	844,701	0.7
745,728		4.500%, 12/01/39	748,268	0.6
717,361	h	4.500%, 12/01/39	719,805	0.6
5,315,454		4.000%–7.000%, 05/01/19–11/01/39	5,557,945	4.7
		Federal National Mortgage Association (FNMA)
570,585		4.500%, 09/01/18	600,724	0.5
1,509,149		5.500%, 06/01/33	1,601,607	1.3
824,986		5.000%, 07/01/33	855,990	0.7
659,278		5.500%, 02/01/35	698,227	0.6
501,403		6.000%, 04/01/35	544,108	0.5
1,186,552		5.000%, 08/01/35	1,227,435	1.0
699,572		6.000%, 10/01/36	746,695	0.6
885,944		5.500%, 01/01/37	935,238	0.8
667,608		5.500%, 06/01/37	704,404	0.6
891,775		6.000%, 09/01/37	948,778	0.8
653,591		5.500%, 11/01/38	689,613	0.6
1,264,986		4.500%, 07/01/39	1,269,296	1.1
1,457,803		4.000%, 08/01/39	1,414,775	1.2
819,212	h	4.500%, 12/01/39	822,004	0.7
7,419,802	i	4.000%–7.500%, 09/01/16–01/01/40	7,817,211	6.5
		Government National Mortgage Association (GNMA)
526,485		5.000%, 09/20/39	547,148	0.5
6,172,978		4.000%–6.500%, 02/15/18–12/15/39	6,444,012	5.4

			42,742,010	36.1

MUNICIPAL BONDS			533,205	0.4

U.S. TREASURY SECURITIES
		United States Treasury Bond
446,000		7.130%, 02/15/23	574,783	0.5
1,050,000		6.250%, 08/15/23	1,261,805	1.1
784,000		5.380%, 02/15/31	867,300	0.7
1,074,100		4.380%–8.000%, 11/15/21–02/15/38	1,155,708	0.9
		United States Treasury Note
645,900		0.880%, 02/28/11	648,549	0.5
552,800		0.880%, 03/31/11	555,111	0.5
800,000		1.000%, 07/31/11	804,125	0.7
573,000		1.380%, 03/15/12	577,387	0.5
539,000		1.880%, 06/15/12	547,801	0.5
1,200,000		1.380%, 09/15/12	1,202,626	1.0
577,000		2.750%, 02/28/13	597,150	0.5
750,000		4.750%, 05/15/14	828,047	0.7
878,000		2.250%, 05/31/14	879,166	0.7
5,310,000		2.380%, 09/30/14	5,311,657	4.6
1,125,000		4.250%, 08/15/15	1,214,649	1.0
1,040,000		3.250%, 06/30/16	1,051,700	0.9
770,000		3.380%, 11/15/19	742,990	0.6
13,346,100		0.880%–8.880%, 04/30/11–08/15/39	14,050,733	11.8

			32,871,287	27.7

Principal	Issuer	Rating	†	Value	% of net assets

	TOTAL GOVERNMENT BONDS
	(Cost $87,509,499)			$87,560,977	73.8%

STRUCTURED ASSETS
ASSET BACKED				399,338	0.3

OTHER MORTGAGE BACKED
	Credit Suisse Mortgage Capital Certificates
	Series 2007-C3 (Class A2)
$ 715,000	5.720%, 06/15/39	Aaa		735,897	0.7
	Greenwich Capital Commercial Funding Corp
	Series 2007-GG9 (Class A2)
535,000	5.380%, 03/10/39	Aaa		550,629	0.5
	Other			2,554,112	2.0

				3,840,638	3.2

	TOTAL STRUCTURED ASSETS
	(Cost $4,036,285)			4,239,976	3.5

	TOTAL BONDS
	(Cost $117,000,638)			117,424,557	98.9

	TOTAL PORTFOLIO
	(Cost $117,000,638)			117,424,557	98.9
	OTHER ASSETS & LIABILITIES, NET			1,275,473	1.1

	NET ASSETS			$118,700,030	100.0%

†	As provided by Moody’s Investors Service (unaudited).

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

114	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND ▪ MARCH 31, 2010

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANKER’S ACCEPTANCES
	JPMorgan Chase Bank NA
$34,439,000	04/05/10–06/15/10	$34,432,942	2.7%
	Other	16,199,186	1.3

		50,632,128	4.0

CERTIFICATE OF DEPOSIT
	Banco Bilbao Vizcaya Argentaria S.A.
15,000,000	0.200%–0.340%, 04/08/10–05/17/10	15,000,055	1.2
	Bank of Nova Scotia
8,567,000	0.190%, 05/18/10	8,566,999	0.6
7,990,000	0.200%, 06/01/10	7,990,000	0.6
	Barclays Bank plc
26,285,000	0.500%–0.960%, 04/19/10–08/18/10	26,285,000	2.1
	BNP Paribas
8,000,000	0.230%, 06/23/10	8,000,000	0.6
16,000,000	0.190%–0.290%, 04/14/10–08/19/10	15,999,922	1.3
	Rabobank Nederland NV
13,560,000	0.220%–1.050%, 04/30/10–07/08/10	13,561,960	1.1
	Royal Bank of Scotland plc
13,215,000	0.210%–0.680%, 04/05/10–05/06/10	13,215,000	1.0
	Other	23,625,038	1.9

		132,243,974	10.4

COMMERCIAL PAPER
	American Honda Finance Corp
17,000,000	05/06/10	16,996,889	1.3
	Bank of Nova Scotia
8,135,000	05/20/10	8,132,896	0.6
	Calyon North America, Inc
7,470,000	04/06/10	7,469,786	0.6
	Coca-Cola Co
6,856,000	06/14/10	6,853,604	0.6
19,811,000	04/08/10–06/03/10	19,807,891	1.5
	Credit Agricole North America, Inc
8,500,000	04/14/10	8,499,340	0.6
	Fairway Finance LLC
16,427,000	04/13/10–06/16/10	16,421,523	1.3
	Johnson & Johnson
23,450,000	04/05/10–05/24/10	23,446,982	1.8
	Lloyds TSB Bank plc
12,365,000	04/26/10–06/21/10	12,362,355	1.0
	Nestle Capital Corp
12,790,000	05/25/10	12,786,545	1.0
20,730,000	04/16/10–06/22/10	20,723,338	1.6
	Old Line Funding LLC
8,000,000	06/07/10	7,996,966	0.6
8,815,000	06/08/10	8,811,296	0.7
20,961,000	04/06/10–05/11/10	20,959,256	1.7
	Park Avenue Receivables Corp
9,400,000	05/18/10	9,397,546	0.7
15,810,000	04/07/10–05/11/10	15,808,695	1.3
	Private Export Funding Corp
10,000,000	06/08/10	9,996,033	0.9
23,770,000	04/05/10–07/26/10	23,763,095	1.8
	Rabobank USA Financial Corp
26,350,000	04/14/10–07/06/10	26,341,312	2.1

Principal	Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
	Royal Bank of Canada
$ 14,150,000	04/28/10–06/28/10	$14,144,653	1.1%
	Sheffield Receivables Corp
18,457,000	04/06/10–07/13/10	18,453,545	1.4
	Straight-A Funding LLC
8,000,000	04/19/10	7,999,320	0.6
10,000,000	04/21/10	9,999,055	0.8
10,000,000	04/22/10	9,999,008	0.8
13,445,000	04/15/10–05/11/10	13,443,423	1.1
	Toyota Motor Credit Corp
15,000,000	04/23/10–05/19/10	14,996,917	1.2
	Variable Funding Capital Co LLC
13,750,000	04/09/10–04/23/10	13,748,973	1.1
	Other	72,031,381	5.7

		451,391,623	35.5

INTEREST BEARING SHORT TERM		2,037,776	0.2

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
14,000,000	05/07/10	13,997,765	1.1
7,616,000	05/12/10	7,614,681	0.6
18,000,000	05/19/10	17,996,223	1.5
12,120,000	05/21/10	12,117,475	1.0
8,000,000	06/02/10	7,997,753	0.6
11,000,000	06/04/10	10,996,613	0.9
15,000,000	06/18/10	14,993,988	1.2
7,000,000	06/23/10	6,997,079	0.5
38,438,000	04/01/10–10/25/10	38,408,470	2.9
	Federal Home Loan Mortgage Corp (FHLMC)
17,950,000	04/12/10	17,949,255	1.3
17,685,000	05/04/10	17,682,494	1.3
10,700,000	05/10/10	10,698,281	0.7
7,876,000	06/01/10	7,873,354	0.6
9,989,000	06/15/10	9,985,982	0.8
9,830,000	06/25/10	9,825,706	0.8
7,800,000	07/09/10	7,795,710	0.6
7,300,000	07/16/10	7,295,610	0.6
8,000,000	07/23/10	7,994,632	0.6
7,185,000	08/03/10	7,180,409	0.6
86,602,000	04/01/10–11/16/10	86,558,535	7.0
	Federal National Mortgage Association (FNMA)
9,890,000	04/01/10	9,890,000	0.8
9,750,000	04/21/10	9,749,174	0.8
7,000,000	05/26/10	6,998,197	0.6
10,000,000	05/28/10	9,997,625	0.8
19,300,000	06/09/10	19,292,996	1.4
15,290,000	06/14/10	15,284,314	1.2
10,074,000	06/21/10	10,069,620	0.8
76,248,000	04/14/10–12/03/10	76,189,094	6.0
	Other	8,117,625	0.6

		487,548,660	38.2

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES		5,058,376	0.4

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	115

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND ▪ MARCH 31, 2010

Principal	Issuer	Value	% of net assets

U.S. TREASURY BILLS
	United States Cash Management Bill
$ 16,135,000	06/10/10	$16,124,418	1.3%
24,670,000	06/17/10	24,657,212	1.9
	United States Treasury Bill
7,000,000	04/08/10	6,999,789	0.6
10,000,000	04/15/10	9,999,387	0.8
10,000,000	05/20/10	9,998,231	0.8
7,000,000	06/03/10	6,998,346	0.6
7,000,000	09/02/10	6,993,622	0.5
8,280,000	11/18/10	8,267,433	0.6
25,135,000	04/22/10–10/21/10	25,120,722	1.9
	United States Treasury Note
12,025,000	1.250% 11/30/10	12,100,320	1.0
	Other	11,575,752	0.9

		138,835,232	10.9

VARIABLE NOTES		5,000,000	0.4

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,272,747,769)	1,272,747,769	100.0
	TOTAL PORTFOLIO
	(Cost $1,272,747,769)	1,272,747,769	100.0
	OTHER ASSETS & LIABILITIES, NET	(517,889)	(0.0)

	NET ASSETS	$1,272,229,880	100.0%

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

116	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

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TIAA-CREF Funds ▪ 2010 Semiannual Report	117

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF FUNDS ▪ MARCH 31, 2010

	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund

ASSETS
Portfolio investments, at cost	$1,494,117,776	$2,107,523,063	$748,010,174	$1,383,968,469	$740,367,796	$1,593,312,106	$741,337,752	$484,631,087	$646,568,626	$1,615,496,079	$1,276,397,517	$688,551,526
Net unrealized appreciation (depreciation) of portfolio investments	180,101,264	129,254,617	96,340,925	33,774,240	127,094,020	210,571,892	105,846,900	54,840,741	(53,796,172)	204,277,852	(36,314,754)	14,292,844

Portfolio investments, at value	1,674,219,040	2,236,777,680	844,351,099	1,417,742,709	867,461,816	1,803,883,998	847,184,652	539,471,828	592,772,454	1,819,773,931	1,240,082,763	702,844,370
Cash	12,738,857	2,733	7,423,332	5,075,322	14,339,190	14,582,684	5,285,089	235,881	2,432,890	10,459,436	5,606,854	7,238,212
Cash-foreign*	86,979	11,797,266	—	22,584	5,860	11,560	—	—	—	—	—	—
Receivable from securities transactions	7,908,370	72,581,237	6,479,083	6,324,811	265,898	4,649,750	4,704,813	202,253	307,311	484,772	8,316	165,127
Receivable from Fund shares sold	1,732,956	2,622,277	370,258	5,634,806	3,221,574	6,997,933	2,665,443	606,708	759,626	1,578,007	1,765,947	2,261,726
Dividends and interest receivable	2,072,646	6,814,645	1,156,562	1,714,685	324,474	3,494,545	798,287	649,740	797,806	2,219,989	1,591,056	708,571
Due from investment advisor	—	—	—	—	—	—	—	2,616	2,696	4	—	4,338
Reclaims receivable	33,213	2,899,070	—	7,954	—	4,032	—	—	—	—	—	—
Other	31,479	28,543	74,330	21,335	18,372	23,401	18,211	16,988	17,251	24,110	22,038	17,191

Total assets	1,698,823,540	2,333,523,451	859,854,664	1,436,544,206	885,637,184	1,833,647,903	860,656,495	541,186,014	597,090,034	1,834,540,249	1,249,076,974	713,239,535

LIABILITIES
Management fees payable	617,379	907,576	314,565	516,327	337,155	665,447	327,772	18,215	19,786	59,023	41,531	23,493
Service agreement fees payable	128,496	236,118	9,090	167,480	130,729	273,071	91,565	38,230	40,306	60,741	71,659	79,484
Distribution fees payable	137,859	83,234	92,772	25,026	25,019	47,975	16,247	—	—	89,576	—	—
Due to affiliates	39,199	54,000	19,723	31,185	19,711	40,016	18,220	13,135	14,025	41,158	29,886	16,007
Payable for securities transactions	10,439,509	86,004,108	16,976,226	9,577,595	10,462,537	1,289,987	9,276,979	255,682	1,637,741	4,133,388	272,496	4,807,244
Payable for Fund shares redeemed	3,911,543	3,746,201	4,660,774	4,619,536	302,731	667,671	2,058,821	208,042	16,933	1,928,851	133,030	145,009
Payable for variation margin on futures contracts	—	—	—	—	—	—	13,520	630	5,367	45,154	19,223	52,260
Payable for foreign capital gains tax	—	726,303	—	—	—	—	—	—	—	—	—	—
Accrued expenses & other payables	261,992	282,696	298,017	141,379	119,638	179,237	110,341	68,838	70,029	205,322	101,342	82,949

Total liabilities	15,535,977	92,040,236	22,371,167	15,078,528	11,397,520	3,163,404	11,913,465	602,772	1,804,187	6,563,213	669,167	5,206,446

NET ASSETS	$1,683,287,563	$2,241,483,215	$837,483,497	$1,421,465,678	$874,239,664	$1,830,484,499	$848,743,030	$540,583,242	$595,285,847	$1,827,977,036	$1,248,407,807	$708,033,089

NET ASSETS CONSIST OF:
Paid-in-capital	$1,581,901,523	$3,023,443,033	$865,029,113	$1,619,486,825	$824,646,436	$1,783,494,205	$862,430,030	$522,207,375	$667,684,294	$1,778,069,402	$1,301,537,240	$720,929,965
Undistributed net investment income (loss)	876,871	(2,738,580)	(1,624,934)	4,048,755	(7,183)	5,133,441	2,266,761	1,825,342	2,718,196	7,072,886	5,227,376	2,339,925
Accumulated net realized gain (loss) on total investments	(79,592,984)	(908,579,626)	(122,261,607)	(235,844,271)	(77,493,783)	(168,715,315)	(121,813,472)	(38,289,939)	(21,319,609)	(161,572,076)	(22,141,420)	(29,558,100)
Net unrealized appreciation (depreciation) on total investments	180,102,153	129,358,388	96,340,925	33,774,369	127,094,194	210,572,168	105,859,711	54,840,464	(53,797,034)	204,406,824	(36,215,389)	14,321,299

NET ASSETS	$1,683,287,563	$2,241,483,215	$837,483,497	$1,421,465,678	$874,239,664	$1,830,484,499	$848,743,030	$540,583,242	$595,285,847	$1,827,977,036	$1,248,407,807	$708,033,089

INSTITUTIONAL CLASS:
Net assets	$513,844,428	$769,804,214	$436,766,335	$482,518,761	$122,277,893	$268,073,741	$321,692,399	$358,114,778	$400,216,188	$1,194,167,185	$901,126,999	$318,444,657
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	60,452,694	90,194,126	45,977,798	39,923,859	7,604,878	17,507,111	25,864,775	31,063,984	35,020,813	135,798,915	68,221,730	26,599,632

Net asset value per share	$8.50	$8.53	$9.50	$12.09	$16.08	$15.31	$12.44	$11.53	$11.43	$8.79	$13.21	$11.97

RETIREMENT CLASS:
Net assets	$623,067,525	$1,139,428,468	$43,960,860	$826,203,483	$637,920,214	$1,331,494,949	$452,156,228	$182,468,464	$195,069,659	$289,733,240	$347,280,808	$389,588,432
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	72,535,830	129,617,343	4,638,285	68,570,227	40,123,629	87,388,853	36,811,268	15,724,110	16,862,852	32,540,537	26,402,851	32,456,408

Net asset value per share	$8.59	$8.79	$9.48	$12.05	$15.90	$15.24	$12.28	$11.60	$11.57	$8.90	$13.15	$12.00

RETAIL CLASS:
Net assets	$513,691,029	$301,416,290	$355,464,232	$82,814,616	$83,947,273	$176,834,712	$55,504,852	$—	$—	$343,796,486	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	49,994,574	50,334,948	37,422,947	7,043,639	5,272,340	11,738,140	4,537,879	—	—	38,461,914	—	—

Net asset value per share	$10.27	$5.99	$9.50	$11.76	$15.92	$15.06	$12.23	$—	$—	$8.94	$—	$—

PREMIER CLASS:
Net assets	$32,684,581	$30,834,243	$1,292,070	$29,928,818	$30,094,284	$54,081,097	$19,389,551	$—	$—	$280,125	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,843,177	3,615,289	135,991	2,476,959	1,873,202	3,533,420	1,559,810	—	—	31,855	—	—

Net asset value per share	$8.50	$8.53	$9.50	$12.08	$16.07	$15.31	$12.43	$—	$—	$8.79	$—	$—

* Cost:	$86,587	$11,791,117	$0	$22,525	$5,866	$11,621	$—	$—	$—	$—	$—	$—

118 2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report 119

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	continued

TIAA-CREF FUNDS ▪ MARCH 31, 2010

	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund

ASSETS
Portfolio investments, at cost	$1,624,366,527	$437,998,943	$562,591,613	$566,917,144	$793,520,638	$594,342,836	$—	$2,906,941,059	$547,173,602	$339,519,836	$551,142,885
Affiliated investments, at cost	—	—	—	—	—	—	522,008,778	—	4,982,238	—	—
Net unrealized appreciation (depreciation) of portfolio investments	(37,988,074)	25,430,408	82,844,974	75,164,432	38,969,893	(17,799,643)	5,544,954	51,956,486	5,280,671	435,640	33,331,005

Portfolio investments, at value	1,586,378,453	463,429,351	645,436,587	642,081,576	832,490,531	576,543,193	527,553,732	2,958,897,545	557,436,511	339,955,476	584,473,890
Cash	4,983,566	2,716,199	4,728,686	2,009,312	7,851,333	—	—	4,850,014	1,859,167	—	13,126,411
Cash-foreign*	1,927,357	478,528	—	—	—	1	—	—	—	—	—
Receivable from securities transactions	687,372	—	15,085,174	3,673,575	—	49,140	6,000,308	50,583,641	7,489,259	1,243,864	1,769,433
Receivable from Fund shares sold	4,048,843	—	119,458	—	2,203,690	2,005,482	424,612	30,099,082	6,210,422	4,401,132	4,531,716
Dividends and interest receivable	5,466,563	2,007,322	623,739	898,843	1,096,902	1,507,843	822,708	24,746,734	8,701,548	2,595,692	12,254,403
Due from investment advisor	—	—	—	—	—	—	28,535	—	22,400	15,559	15,832
Reclaims receivable	811,374	312,783	—	—	—	1,029	—	175	117	59	—
Other	22,441	12,731	13,799	13,660	39,769	16,671	15,748	15,541	40,723	2,696	15,592

Total assets	1,604,325,969	468,956,914	666,007,443	648,676,966	843,682,225	580,123,359	534,845,643	3,069,192,732	581,760,147	348,214,478	616,187,277

LIABILITIES
Management fees payable	51,561	173,116	187,959	185,441	103,561	234,485	—	657,175	137,459	70,304	173,510
Service agreement fees payable	172,817	—	—	—	90,002	42,654	5,171	44,695	15,744	18,717	30,529
Distribution fees payable	32	—	—	—	45,178	24,497	132,048	11,533	69,060	33,972	38,687
Due to affiliates	36,677	10,432	14,765	14,505	19,476	12,352	13,057	64,840	13,489	7,890	14,119
Overdraft payable	—	—	—	—	—	617	155,739	—	—	18,939	—
Payable for securities transactions	2,620,505	—	13,514,489	3,872,016	7,468,020	2,598,160	6,788,016	367,334,632	31,828,747	2,376,291	12,417,500
Payable for Fund shares redeemed	391,803	3,187,760	6,108,236	5,939,693	1,020,854	169,536	297,303	172,956	153,462	620,383	291,496
Income distribution payable	—	—	—	—	—	—	—	170,905	91,441	67,668	519,617
Payable for foreign capital gains tax	—	—	—	—	—	—	—	—	—	—	—
Accrued expenses & other payables	151,094	65,535	58,822	56,131	117,850	108,718	158,442	196,347	142,280	91,460	622,504

Total liabilities	3,424,489	3,436,843	19,884,271	10,067,786	8,864,941	3,191,019	7,549,776	368,653,083	32,451,682	3,305,624	14,107,962

NET ASSETS	$1,600,901,480	$465,520,071	$646,123,172	$638,609,180	$834,817,284	$576,932,340	$527,295,867	$2,700,539,649	$549,308,465	$344,908,854	$602,079,315

NET ASSETS CONSIST OF:
Paid-in-capital	$1,651,407,427	$467,733,441	$544,069,743	$565,699,584	$828,913,099	$721,404,693	$579,500,713	$2,671,742,482	$565,830,887	$347,558,203	$610,728,430
Undistributed net investment income (loss)	6,864,751	2,355,220	1,351,319	2,415,903	3,011,348	2,136,613	32,865	23,011	16,163	(6,544)	(553,559)
Accumulated net realized gain (loss) on total investments	(19,424,214)	(29,999,587)	17,857,136	(4,670,739)	(36,077,056)	(128,808,998)	(57,782,665)	(23,182,330)	(21,819,256)	(3,078,445)	(41,426,561)
Net unrealized appreciation (depreciation) on total investments	(37,946,484)	25,430,997	82,844,974	75,164,432	38,969,893	(17,799,968)	5,544,954	51,956,486	5,280,671	435,640	33,331,005

NET ASSETS	$1,600,901,480	$465,520,071	$646,123,172	$638,609,180	$834,817,284	$576,932,340	$527,295,867	$2,700,539,649	$549,308,465	$344,908,854	$602,079,315

INSTITUTIONAL CLASS:
Net assets	$759,107,314	$465,520,071	$646,123,172	$638,609,180	$214,345,166	$254,169,786	$1,225,015	$2,434,947,175	$214,849,139	$114,665,086	$301,432,184
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	48,105,676	68,867,199	74,381,171	82,736,504	21,536,604	29,240,146	132,719	237,969,806	21,658,654	11,281,591	32,042,604

Net asset value per share	$15.78	$6.76	$8.69	$7.72	$9.95	$8.69	$9.23	$10.23	$9.92	$10.16	$9.41

RETIREMENT CLASS:
Net assets	$841,537,218	$—	$—	$—	$433,532,473	$217,495,253	$25,300,448	$219,772,192	$76,017,439	$96,987,886	$150,019,077
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	52,453,484	—	—	—	43,091,407	24,284,144	2,741,942	21,122,889	7,653,533	9,534,309	15,946,653

Net asset value per share	$16.04	$—	$—	$—	$10.06	$8.96	$9.23	$10.40	$9.93	$10.17	$9.41

RETAIL CLASS:
Net assets	$—	$—	$—	$—	$163,511,268	$92,197,148	$500,770,404	$45,565,179	$258,182,044	$127,163,023	$142,995,075
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	17,820,222	10,665,734	54,123,341	4,383,989	25,975,994	12,500,946	15,137,116

Net asset value per share	$—	$—	$—	$—	$9.18	$8.64	$9.25	$10.39	$9.94	$10.17	$9.45

PREMIER CLASS:
Net assets	$256,948	$—	$—	$—	$23,428,377	$13,070,153	$—	$255,103	$259,843	$6,092,859	$7,632,979
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,293	—	—	—	2,357,358	1,503,078	—	24,929	26,191	599,105	811,421

Net asset value per share	$15.77	$—	$—	$—	$9.94	$8.70	$—	$10.23	$9.92	$10.17	$9.41

* Cost:	$1,913,900	$478,514	$—	$—	$—	$1	$—	$—	$—	$—	$—

120 2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report 121

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF FUNDS ▪ MARCH 31, 2010

	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

ASSETS
Portfolio investments, at cost	$278,134,505	$921,080,327	$117,000,638	$1,272,747,769
Net unrealized appreciation (depreciation) of portfolio investments	3,840,366	24,600,014	423,919	—

Portfolio investments, at value	281,974,871	945,680,341	117,424,557	1,272,747,769
Cash	322,495	4,841,185	1,986,071	—
Receivable from securities transactions	41,533	—	—	—
Receivable from Fund shares sold	498,752	4,688,647	1,160,979	1,561,912
Dividends and interest receivable	3,810,403	5,329,538	1,148,176	357,064
Due from investment advisor	12,750	5	31,760	64,831
Other	14,041	18,018	7,387	25,071

Total assets	286,674,845	960,557,734	121,758,930	1,274,756,647

LIABILITIES
Management fees payable	72,564	233,116	9,959	105,461
Service agreement fees payable	—	34,974	227	23,924
Distribution fees payable	70,501	37,311	561	211,190
Due to affiliates	6,995	22,129	2,895	32,922
Overdraft payable	—	—	—	25,675
Payable for securities transactions	1,172,170	—	2,959,938	—
Payable for Fund shares redeemed	174,501	427,422	—	1,797,887
Income distribution payable	133,759	—	11	1,938
Payable for foreign capital gains tax	—	—	—	—
Accrued expenses & other payables	91,663	126,951	85,309	327,770

Total liabilities	1,722,153	881,903	3,058,900	2,526,767

NET ASSETS	$284,952,692	$959,675,831	$118,700,030	$1,272,229,880

NET ASSETS CONSIST OF:
Paid-in-capital	$279,439,273	$945,193,646	$118,318,324	$1,272,240,020
Undistributed net investment income (loss)	45,238	17,741	124	(9,047)
Accumulated net realized gain (loss) on total investments	1,627,815	(10,135,570)	(42,337)	(1,093)
Net unrealized appreciation (depreciation) on total investments	3,840,366	24,600,014	423,919	—

NET ASSETS	$284,952,692	$959,675,831	$118,700,030	$1,272,229,880

INSTITUTIONAL CLASS:
Net assets	$17,128,908	$655,801,136	$114,451,415	$403,609,170
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,656,894	61,657,671	11,395,129	403,609,013

Net asset value per share	$10.34	$10.64	$10.04	$1.00

RETIREMENT CLASS:
Net assets	$—	$166,046,336	$1,068,103	$111,820,471
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	15,482,039	106,343	111,819,639

Net asset value per share	$—	$10.73	$10.04	$1.00

RETAIL CLASS:
Net assets	$267,823,784	$137,573,066	$2,165,180	$756,550,219
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,870,922	13,177,420	215,579	756,542,823

Net asset value per share	$10.35	$10.44	$10.04	$1.00

PREMIER CLASS:
Net assets	$—	$255,293	$1,015,332	$250,020
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	24,012	101,130	250,020

Net asset value per share	$—	$10.63	$10.04	$1.00

122	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2010

	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund

INVESTMENT INCOME
Dividends	$13,248,564	$14,324,534	$4,196,118	$11,889,040	$2,833,579
Foreign taxes withheld	(99,482)	(1,109,434)	(144,748)	(33,052)	(30,106)
Interest	3,606	—	1,637	2,375	1,898

Total income	13,152,688	13,215,100	4,053,007	11,858,363	2,805,371

EXPENSES
Investment management fees	3,344,435	5,117,471	1,712,909	2,687,230	1,802,580
Service agreement fees — Retirement Class	694,284	1,358,363	50,413	866,040	709,344
Distribution fees — Retail Class	163,093	97,485	111,662	26,573	26,530
Distribution fees — Premier Class	13,982	13,321	585	12,202	12,371
Fund administration fees	77,658	107,052	39,267	61,441	39,249
Custody fees	33,663	120,105	15,310	18,170	10,163
Audit fees	26,010	36,681	24,015	24,015	24,015
Legal fees	7,686	11,248	4,130	5,928	3,736
Report printing and mailing expenses	61,504	73,767	31,025	43,771	31,245
Transfer agency fees and expenses — Institutional Class	1,001	1,107	713	827	928
Transfer agency fees and expenses — Retirement Class	702	2,289	106	494	402
Transfer agency fees and expenses — Retail Class	55,450	51,971	46,426	33,038	32,339
Transfer agency fees and expenses — Premier Class	23	23	10	22	22
Trustee fees and expenses	6,849	9,383	3,454	5,383	3,594
Compliance fees	30,095	42,234	15,280	23,584	15,514
Interest expense	138	19,756	361	1,792	1,229
Registration fees	71,595	28,613	51,682	54,291	64,583
Other expenses	22,059	18,051	8,590	19,265	8,823

Total expenses before expense reimbursement	4,610,227	7,108,920	2,115,938	3,884,066	2,786,667
Less: Expenses reimbursed by the investment advisor	—	—	—	—	—
Fee waiver by investment advisor and TPIS	—	—	—	—	—

Net expenses	4,610,227	7,108,920	2,115,938	3,884,066	2,786,667

Net investment income (loss)	8,542,461	6,106,180	1,937,069	7,974,297	18,704

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	50,045,773	30,221,472	61,208,879	42,657,312	24,167,467
Futures transactions	—	—	—	—	—
Foreign currency transactions	(43,915)	(1,581,519)	7,970	(2,618)	33,992

Net realized gain (loss) on total investments	50,001,858	28,639,953	61,216,849	42,654,694	24,201,459

Change in unrealized appreciation (depreciation) on:
Portfolio investments	78,478,050	116,109,777	27,062,594	71,286,973	88,971,758
Futures transactions	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(3,565)	(370,956)	(350)	(54)	186

Net change in unrealized appreciation (depreciation) on total investments	78,474,485	115,738,821	27,062,244	71,286,919	88,971,944

Net realized and unrealized gain (loss) on total investments	128,476,343	144,378,774	88,279,093	113,941,613	113,173,403

Net increase (decrease) in net assets resulting from operations	$137,018,804	$150,484,954	$90,216,162	$121,915,910	$113,192,107

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	123

STATEMENTS OF OPERATIONS (UNAUDITED)	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2010

	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund

INVESTMENT INCOME
Dividends	$17,589,258	$4,922,573	$4,208,764	$6,285,550	$15,417,219	$11,767,272	$4,390,629	$16,152,196	$5,153,616	$4,570,964	$6,700,892	$7,638,734
Dividends from affiliated investment companies	—	—	—	—	—	—	—	—	—	—	—	—
Foreign taxes withheld	(58,901)	—	—	—	(32)	—	(130)	(1,024,727)	(334,493)	—	—	—
Interest	2,958	568	258	604	2,399	913	618	3,802	682	527	480	829

Total income	17,533,315	4,923,141	4,209,022	6,286,154	15,419,586	11,768,185	4,391,117	15,131,271	4,819,805	4,571,491	6,701,372	7,639,563

EXPENSES
Investment management fees	3,482,406	1,683,476	101,032	108,836	318,111	232,361	125,124	282,544	906,346	992,109	980,177	564,784
Service agreement fees — Retirement Class	1,439,440	468,572	210,059	222,679	349,665	399,528	410,752	962,474	—	—	—	499,692
Distribution fees — Retail Class	61,651	16,935	—	—	118,233	—	—	—	—	—	—	74,978
Distribution fees — Premier Class	21,095	7,769	—	—	196	—	—	188	—	—	—	9,922
Fund administration fees	79,336	36,027	26,037	27,694	82,106	59,110	32,658	72,884	20,808	29,534	29,042	38,551
Custody fees	20,820	20,542	18,668	18,696	44,349	15,913	31,787	195,104	69,915	18,750	17,284	17,175
Audit fees	25,352	24,015	23,937	23,937	43,966	23,937	36,429	36,006	33,384	23,413	23,413	24,015
Legal fees	7,516	3,661	2,772	2,966	8,522	6,528	2,256	6,848	2,103	2,966	2,860	4,044
Report printing and mailing expenses	66,774	26,446	12,977	13,910	58,993	24,661	24,413	40,570	4,825	6,665	5,916	34,032
Transfer agency fees and expenses — Institutional Class	2,043	838	1,035	1,558	2,454	1,682	1,650	4,240	565	638	637	799
Transfer agency fees and expenses — Retirement Class	2,496	284	170	160	37	377	80	539	—	—	—	507
Transfer agency fees and expenses — Retail Class	46,295	20,334	—	—	65,026	—	—	—	—	—	—	22,090
Transfer agency fees and expenses — Premier Class	23	22	—	—	10	—	—	10	—	—	—	22
Trustee fees and expenses	7,097	3,209	2,275	2,420	8,459	5,104	3,586	6,562	1,857	2,609	2,591	3,393
Compliance fees	30,825	14,040	10,107	10,743	33,298	23,150	13,797	28,515	8,242	11,351	11,175	15,066
Interest expense	1,505	45	1,499	766	2,583	5,084	133	383	514	638	577	177
Registration fees	87,469	55,303	28,933	32,529	68,140	40,399	46,561	50,207	19,381	28,356	30,696	49,165
Other expenses	22,558	9,763	7,315	7,884	19,379	9,101	7,229	24,753	7,239	9,688	10,736	7,921

Total expenses before expense reimbursement	5,404,701	2,391,281	446,816	474,778	1,223,527	846,935	736,455	1,711,827	1,075,179	1,126,717	1,115,104	1,366,333
Less: Expenses reimbursed by the investment advisor	—	—	(9,435)	(7,218)	(6)	—	(44,173)	—	—	—	—	—
Fee waiver by investment advisor and TPIS	—	—	—	—	—	—	—	—	—	—	—	—

Net expenses	5,404,701	2,391,281	437,381	467,560	1,223,521	846,935	692,282	1,711,827	1,075,179	1,126,717	1,115,104	1,366,333

Net investment income (loss)	12,128,614	2,531,860	3,771,641	5,818,594	14,196,065	10,921,250	3,698,835	13,419,444	3,744,626	3,444,774	5,586,268	6,273,230

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	15,215,553	27,624,416	10,367,780	6,071,085	14,084,166	16,984,374	7,628,452	1,973,542	17,367,352	33,351,086	14,062,072	7,766,154
Realized gain from investment in affiliated issuers	—	—	—	—	—	—	—	—	—	—	—	—
Futures transactions	—	110,397	205,940	145,909	393,916	7,598	295,103	(444,110)	—	—	—	—
Foreign currency transactions	4,798	19	—	—	—	—	—	(81,236)	(39,494)	6	—	—

Net realized gain (loss) on total investments	15,220,351	27,734,832	10,573,720	6,216,994	14,478,082	16,991,972	7,923,555	1,448,196	17,327,858	33,351,092	14,062,072	7,766,154

Change in unrealized appreciation (depreciation) on:
Portfolio investments	152,642,103	65,429,760	47,071,623	46,982,940	155,885,018	101,973,179	67,407,995	24,687,490	(8,083,411)	34,086,662	39,220,521	80,657,961
Futures transactions	—	12,811	(277)	(863)	128,972	99,365	28,455	55,237	—	—	—	—
Affiliated issuers	—	—	—	—	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(1,253)	6	—	—	—	—	—	(28,244)	(20,168)	(3)	—	—

Net change in unrealized appreciation (depreciation) on total investments	152,640,850	65,442,577	47,071,346	46,982,077	156,013,990	102,072,544	67,436,450	24,714,483	(8,103,579)	34,086,659	39,220,521	80,657,961

Net realized and unrealized gain (loss) on total investments	167,861,201	93,177,409	57,645,066	53,199,071	170,492,072	119,064,516	75,360,005	26,162,679	9,224,279	67,437,751	53,282,593	88,424,115

Net increase (decrease) in net assets resulting from operations	$179,989,815	$95,709,269	$61,416,707	$59,017,665	$184,688,137	$129,985,766	$79,058,840	$39,582,123	$12,968,905	$70,882,525	$58,868,861	$94,697,345

124	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	125

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2010

	Real Estate Securities Fund	Managed Allocation Fund	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

INVESTMENT INCOME
Dividends	$8,011,442	$—	$—	$—	$—	$—	$—	$—	$—	$—
Dividends from affiliated investment companies	—	8,786,002	—	178,914	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—	—	—	—	—
Interest	1,669	—	48,324,419	13,834,973	4,996,365	22,350,748	5,439,474	12,148,478	1,816,931	1,777,874

Total income	8,013,111	8,786,002	48,324,419	14,013,887	4,996,365	22,350,748	5,439,474	12,148,478	1,816,931	1,777,874

EXPENSES
Investment management fees	1,199,944	—	3,649,529	781,175	375,025	948,676	402,511	1,265,226	55,023	639,216
Service agreement fees — Retirement Class	215,997	28,577	215,819	78,096	89,889	172,045	—	181,095	1,279	151,981
Distribution fees — Retail Class	27,705	155,940	14,666	84,533	44,028	55,875	86,158	46,600	1,964	397,857
Distribution fees — Premier Class	4,967	—	189	190	2,012	3,474	—	191	754	187
Fund administration fees	24,293	25,669	127,107	26,327	15,290	27,900	13,607	43,315	5,866	60,361
Custody fees	9,792	7,082	61,637	48,851	18,476	18,556	16,602	8,922	30,774	23,169
Audit fees	24,015	22,542	43,232	38,895	33,913	38,895	33,909	23,937	52,723	39,977
Legal fees	2,345	3,000	13,472	3,181	1,591	2,836	1,520	4,721	15,201	5,166
Report printing and mailing expenses	21,121	33,468	53,847	27,883	18,302	24,400	17,849	34,496	5,809	74,307
Transfer agency fees and expenses — Institutional Class	1,625	58	3,112	197	306	718	69	2,332	369	1,116
Transfer agency fees and expenses — Retirement Class	189	72	218	103	79	139	—	259	14	685
Transfer agency fees and expenses — Retail Class	25,128	74,646	10,961	45,863	22,318	25,381	32,173	32,028	447	171,131
Transfer agency fees and expenses — Premier Class	21	—	10	10	21	22	—	10	—	10
Trustee fees and expenses	2,154	2,187	10,703	2,177	1,267	2,424	1,122	3,604	658	5,102
Compliance fees	9,380	9,984	48,643	10,110	5,709	10,757	5,158	16,302	1,935	21,422
Interest expense	515	588	2,094	295	251	339	18	105	104	52
Registration fees	48,248	32,945	54,103	42,705	41,123	54,594	31,891	50,128	55,174	66,641
Other expenses	5,977	348	19,894	408	2,947	3,053	1,408	8,569	2,536	1,809

Total expenses before expense reimbursement	1,623,416	397,106	4,329,236	1,190,999	672,547	1,390,084	643,995	1,721,840	230,630	1,660,189
Less: Expenses reimbursed by the investment advisor	—	(134,753)	—	(71,712)	(64,299)	(49,872)	(53,501)	(5)	(154,643)	(7)
Fee waiver by investment advisor and TPIS	—	—	—	—	—	—	—	—	—	(121,231)

Net expenses	1,623,416	262,353	4,329,236	1,119,287	608,248	1,340,212	590,494	1,721,835	75,987	1,538,951

Net investment income (loss)	6,389,695	8,523,649	43,995,183	12,894,600	4,388,117	21,010,536	4,848,980	10,426,643	1,740,944	238,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	4,554,917	—	14,713,401	4,825,246	495,264	11,797,392	1,706,294	1,324,765	(24,076)	—
Realized gain from investment in affiliated issuers	—	5,338,801	—	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on total investments	4,554,917	5,338,801	14,713,401	4,825,246	495,264	11,797,392	1,706,294	1,324,765	(24,076)	—

Change in unrealized appreciation (depreciation) on:
Portfolio investments	88,230,123	—	(7,243,209)	2,508,707	994,844	10,132,720	(5,626,536)	4,333,085	(10,863)	—
Futures transactions	—	—	—	—	—	—	—	—	—	—
Affiliated issuers	—	23,188,849	—	182,713	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(56)	—	—	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	88,230,067	23,188,849	(7,243,209)	2,691,420	994,844	10,132,720	(5,626,536)	4,333,085	(10,863)	—

Net realized and unrealized gain (loss) on total investments	92,784,984	28,527,650	7,470,192	7,516,666	1,490,108	21,930,112	(3,920,242)	5,657,850	(34,939)	—

Net increase (decrease) in net assets resulting from operations	$99,174,679	$37,051,299	$51,465,375	$20,411,266	$5,878,225	$42,940,648	$928,738	$16,084,493	$1,706,005	$238,923

126	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	127

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Growth & Income Fund		International Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund

		March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income		$8,542,461	$14,510,591	$6,106,180	$25,996,004	$1,937,069	$3,426,195	$7,974,297	$15,496,738	$18,704	$625,978	$12,128,614	$18,088,152
Net realized gain (loss) on total investments		50,001,858	(116,301,015)	28,639,953	(664,980,450)	61,216,849	(101,737,392)	42,654,694	(146,451,342)	24,201,459	(76,767,734)	15,220,351	(162,595,412)
Net change in unrealized appreciation on total investments		78,474,485	140,420,446	115,738,821	577,013,774	27,062,244	125,362,789	71,286,919	129,208,780	88,971,944	104,182,281	152,640,850	191,894,594

Net increase (decrease) from operations		137,018,804	38,630,022	150,484,954	(61,970,672)	90,216,162	27,051,592	121,915,910	(1,745,824)	113,192,107	28,040,525	179,989,815	47,387,334

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,719,573)	(4,883,114)	(9,656,478)	(18,178,458)	(2,067,713)	(1,432,906)	(5,345,944)	(9,065,063)	(218,561)	(126,616)	(3,026,911)	(2,165,186)
	Retirement Class	(2,674,148)	(4,717,467)	(12,983,220)	(25,220,893)	(146,345)	(124,913)	(7,674,532)	(10,606,657)	(232,957)	—	(14,058,413)	(9,746,715)
	Retail Class	(2,142,038)	(5,058,006)	(5,539,012)	(11,309,080)	(1,276,424)	(1,893,744)	(910,247)	(1,617,397)	(44,016)	(27,283)	(1,865,660)	(2,113,113)
	Premier Class*	(75,309)	—	(3,545)	—	(1,329)	—	(3,171)	—	(460)	—	(3,458)	—
From realized gains:	Institutional Class	—	—	—	(1,342,833)	—	—	—	—	—	—	—	(287,976)
	Retirement Class	—	—	—	(2,107,818)	—	—	—	—	—	—	—	(1,497,878)
	Retail Class	—	—	—	(882,769)	—	—	—	—	—	—	—	(290,562)

Total distributions		(7,611,068)	(14,658,587)	(28,182,255)	(59,041,851)	(3,491,811)	(3,451,563)	(13,933,894)	(21,289,117)	(495,994)	(153,899)	(18,954,442)	(16,101,430)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	103,187,361	186,867,916	122,928,808	216,995,966	77,185,149	220,335,738	94,352,779	132,429,549	21,570,182	40,500,406	53,956,854	88,835,541
	Retirement Class	127,842,832	213,894,524	78,868,723	174,958,374	13,375,993	25,516,228	158,356,447	145,918,638	87,381,716	197,015,661	208,495,562	348,430,656
	Retail Class	19,713,018	34,340,021	18,660,713	24,656,630	12,457,866	25,310,719	8,408,460	13,902,147	12,474,383	21,470,022	33,602,775	28,902,609
	Premier Class*	33,007,353	—	31,568,546	—	1,001,709	—	28,058,003	—	28,189,880	—	50,654,767	—
Seed money subscriptions:	Premier Class*	—	250,000	—	250,000	—	250,000	—	250,000	—	250,000	—	250,000
Reinvestments of distributions:	Institutional Class	2,484,899	4,232,425	9,444,266	18,264,065	2,067,566	1,432,685	5,297,777	8,906,658	216,875	122,085	2,528,338	1,826,822
	Retirement Class	2,674,148	4,717,467	12,915,089	27,327,241	146,345	124,913	7,674,532	10,606,657	232,957	—	14,058,413	11,244,594
	Retail Class	2,045,504	4,852,959	5,326,983	11,822,448	1,241,087	1,851,728	883,119	1,570,191	42,567	26,244	1,793,554	2,316,592
	Premier Class*	75,309	—	3,545	—	1,329	—	3,171	—	460	—	3,458	—
Redemptions:	Institutional Class	(22,658,231)	(38,813,366)	(89,795,888)	(144,869,309)	(20,482,176)	(56,650,558)	(26,764,412)	(144,895,557)	(8,120,064)	(8,524,788)	(13,418,855)	(24,679,627)
	Retirement Class	(44,041,184	(14,483,359)	(64,318,814)	(233,696,035)	(13,696,207)	(16,757,026)	(32,443,038)	(31,230,090)	(57,912,487)	(42,584,431)	(61,945,505)	(24,648,678)
	Retail Class	(25,039,245)	(48,288,433)	(22,419,853)	(40,104,932)	(21,947,325)	(28,517,721)	(7,646,512)	(12,609,481)	(8,561,474)	(14,229,295)	(14,102,999)	(32,277,885)
	Premier Class*	(2,365,360)	—	(1,888,770)	—	(47,242)	—	(763,696)	—	(1,130,560)	—	(824,585)	—

Net increase (decrease) from shareholder transactions		196,926,404	347,570,154	101,293,348	55,604,448	51,304,094	172,896,706	235,416,630	124,848,712	74,384,435	194,045,904	274,801,777	400,200,624

Net increase (decrease) in net assets		326,334,140	371,541,589	223,596,047	(65,408,075)	138,028,445	196,496,735	343,398,646	101,813,771	187,080,548	221,932,530	435,837,150	431,486,528
NET ASSETS
Beginning of period		1,356,953,423	985,411,834	2,017,887,168	2,083,295,243	699,455,052	502,958,317	1,078,067,032	976,253,261	687,159,116	465,226,586	1,394,647,349	963,160,821

End of period		$1,683,287,563	$1,356,953,423	$2,241,483,215	$2,017,887,168	$837,483,497	$699,455,052	$1,421,465,678	$1,078,067,032	$874,239,664	$687,159,116	$1,830,484,499	$1,394,647,349

Undistributed net investment income (loss) included in net assets		$876,871	$(54,522)	$(2,738,580)	$19,337,494	$(1,624,934)	$(70,191)	$4,048,755	$10,008,352	$(7,183)	$470,107	$5,133,441	$11,959,270

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,882,089	28,360,851	15,009,616	33,761,996	8,768,607	33,031,767	8,391,566	14,839,016	1,463,677	3,675,478	3,768,443	8,081,916
	Retirement Class	15,821,491	31,790,238	9,311,235	26,242,110	1,505,482	3,597,786	13,960,204	15,966,241	5,955,012	17,483,526	14,605,943	30,833,906
	Retail Class	2,026,081	4,321,971	3,210,951	5,269,729	1,399,168	3,545,959	761,062	1,564,405	853,913	1,886,427	2,305,030	2,623,237
	Premier Class*	4,094,362	—	3,813,411	—	111,476	—	2,521,045	—	1,930,671	—	3,569,975	—
Seed money shares:	Premier Class*	—	31,929	—	31,017	—	29,377	—	22,442	—	17,985	—	17,999
Shares reinvested:	Institutional Class	301,009	639,562	1,140,612	2,984,324	231,530	216,745	477,708	1,064,117	15,082	12,509	180,209	181,412
	Retirement Class	321,083	706,058	1,514,078	4,330,783	16,425	18,926	693,900	1,270,258	16,371	—	1,006,329	1,121,096
	Retail Class	205,127	618,471	916,862	2,730,358	139,135	280,140	81,846	192,661	2,987	2,714	129,968	233,527
	Premier Class*	8,896	—	428	—	149	—	286	—	32	—	246	—
Shares redeemed:	Institutional Class	(2,787,379)	(5,736,270)	(10,928,944)	(21,642,627)	(2,257,758)	(8,218,893)	(2,367,493)	(17,198,474)	(556,372)	(771,815)	(943,909)	(2,370,806)
	Retirement Class	(5,411,484)	(2,197,465)	(7,580,927)	(34,471,580)	(1,571,026)	(2,456,041)	(2,913,053)	(3,853,960)	(4,064,415)	(3,982,207)	(4,398,144)	(2,277,142)
	Retail Class	(2,565,625)	(6,162,136)	(3,866,493)	(8,846,897)	(2,461,854)	(4,022,520)	(693,833)	(1,475,911)	(588,912)	(1,294,256)	(1,008,838)	(3,044,120)
	Premier Class*	(292,010)	—	(229,567)	—	(5,011)	—	(66,814)	—	(75,487)	—	(54,800)	—

Net increase (decrease) from shareholder transactions		24,603,640	52,373,209	12,311,262	10,389,213	5,876,323	26,023,246	20,846,424	12,390,795	4,952,559	17,030,361	19,160,452	35,401,025

*	The Premier Class commenced operations on September 30, 2009.

128 2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report 129

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund

		March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income		$2,531,860	$4,001,690	$3,771,641	$5,939,250	$5,818,594	$11,239,575	$14,196,065	$22,219,435	$10,921,250	$22,554,446	$3,698,835	$3,626,204
Net realized gain (loss) on total investments		27,734,832	(112,589,199)	10,573,720	(29,610,015)	6,216,994	(21,581,426)	14,478,082	(8,811,147)	16,991,972	(9,642,169)	7,923,555	(22,457,008)
Net change in unrealized appreciation (depreciation) on total investments		65,442,577	94,635,390	47,071,346	37,038,018	46,982,077	(19,488,629)	156,013,990	(31,350,102)	102,072,544	(61,432,379)	67,436,450	(25,502,577)

Net increase (decrease) from operations		95,709,269	(13,952,119)	61,416,707	13,367,253	59,017,665	(29,830,480)	184,688,137	(17,941,814)	129,985,766	(48,520,102)	79,058,840	(44,333,381)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,822,883)	(1,059,006)	(4,402,992)	(3,794,735)	(7,426,025)	(9,395,296)	(14,617,569)	(13,559,648)	(16,025,663)	(19,190,563)	(2,464,512)	(1,929,062)
	Retirement Class	(1,836,454)	(868,598)	(1,974,683)	(1,075,390)	(3,375,038)	(3,116,134)	(4,172,873)	(337,995)	(5,667,457)	(5,046,632)	(2,394,062)	(829,406)
	Retail Class	(258,431)	(182,290)	—	—	—	—	(4,574,069)	(5,115,926)	—	—	—	—
	Premier Class*	(1,611)	—	—	—	—	—	(3,994)	—	—	—	—	—
From realized gains:	Institutional Class	—	—	—	(24,650)	—	(279,498)	—	—	—	(53,379)	—	(6,596,760)
	Retirement Class	—	—	—	(8,546)	—	(100,440)	—	—	—	(15,573)	—	(3,319,912)

Total distributions		(3,919,379)	(2,109,894)	(6,377,675)	(4,903,321)	(10,801,063)	(12,891,368)	(23,368,505)	(19,013,569)	(21,693,120)	(24,306,147)	(4,858,574)	(12,675,140)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	46,111,654	82,407,464	62,506,550	97,221,692	67,345,541	116,856,444	332,671,018	274,641,604	68,089,590	127,486,991	53,025,654	93,114,999
	Retirement Class	70,132,565	82,237,260	33,855,392	59,208,452	22,639,812	67,722,549	18,578,221	36,927,851	36,371,937	108,016,768	60,527,035	102,177,253
	Retail Class	5,981,096	8,187,717	—	—	—	—	19,592,020	44,914,202	—	—	—	—
	Premier Class*	17,730,067	—	—	—	—	—	10	—	—	—	—	—
Seed money subscriptions:	Premier Class*	—	250,000	—	—	—	—	—	250,000	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	98,963,434	—	—	—	152,491,589
	Retirement Class	—	—	—	—	—	—	—	226,871,463	—	—	—	156,209,603
Reinvestments of distributions:	Institutional Class	1,803,213	1,023,157	4,304,623	3,191,166	6,574,306	7,380,244	13,966,602	12,524,510	15,364,906	18,186,707	2,314,826	6,646,778
	Retirement Class	1,836,454	868,598	1,974,683	1,083,935	3,375,038	3,216,574	4,172,873	337,995	5,667,456	5,062,205	2,394,061	4,149,318
	Retail Class	250,757	177,013	—	—	—	—	4,375,754	4,912,988	—	—	—	—
	Premier Class*	1,611	—	—	—	—	—	3,994	—	—	—	—	—
Redemptions:	Institutional Class	(15,922,297)	(18,555,919)	(53,650,476)	(59,283,700)	(44,760,194)	(68,316,744)	(137,418,306)	(152,977,651)	(90,828,821)	(99,477,847)	(72,640,478)	(62,991,930)
	Retirement Class	(19,216,271)	(7,276,830)	(21,227,288)	(14,602,502)	(16,393,259)	(11,221,805)	(39,945,633)	(35,222,330)	(28,266,203)	(27,976,717)	(16,651,083)	(6,518,495)
	Retail Class	(3,910,119)	(7,468,930)	—	—	—	—	(25,001,019)	(45,741,840)	—	—	—	—
	Premier Class*	(674,799)	—	—	—	—	—	(10)	—	—	—	—	—

Net increase (decrease) from shareholder transactions		104,123,931	141,849,530	27,763,484	86,819,043	38,781,244	115,637,262	190,995,524	466,402,226	6,398,865	131,298,107	28,970,015	445,279,115

Net increase (decrease) in net assets		195,913,821	125,787,517	82,802,516	95,282,975	86,997,846	72,915,414	352,315,156	429,446,843	114,691,511	58,471,858	103,170,281	388,270,594
NET ASSETS
Beginning of period		652,829,209	527,041,692	457,780,726	362,497,751	508,288,001	435,372,587	1,475,661,880	1,046,215,037	1,133,716,296	1,075,244,438	604,862,808	216,592,214

End of period		$848,743,030	$652,829,209	$540,583,242	$457,780,726	$595,285,847	$508,288,001	$1,827,977,036	$1,475,661,880	$1,248,407,807	$1,133,716,296	$708,033,089	$604,862,808

Undistributed net investment income (loss) included in net assets		$2,266,761	$3,654,281	$1,825,342	$4,431,377	$2,718,196	$7,770,665	$7,072,886	$16,245,326	$5,227,376	$15,999,245	$2,339,925	$3,499,664

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,059,339	9,306,064	5,805,925	11,432,655	6,251,589	12,761,834	39,240,218	36,385,292	5,433,591	12,721,829	4,836,026	6,214,542
	Retirement Class	6,074,509	9,159,873	3,092,285	6,750,546	2,064,920	7,467,422	2,215,520	6,353,703	2,920,050	10,724,472	5,442,522	6,461,762
	Retail Class	525,346	922,706	—	—	—	—	2,331,310	6,616,725	—	—	—	—
	Premier Class*	1,595,568	—	—	—	—	—	1	—	—	—	—	—
Seed money shares:	Premier Class*	—	22,686	—	—	—	—	—	31,368	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	14,037,317	—	—	—	16,414,649
	Retirement Class	—	—	—	—	—	—	—	31,774,777	—	—	—	16,760,720
Shares reinvested:	Institutional Class	164,677	121,515	397,106	405,485	617,886	832,045	1,705,324	1,972,364	1,236,115	1,848,243	219,415	810,583
	Retirement Class	169,728	104,273	180,832	136,688	313,083	357,795	502,756	52,484	457,422	516,025	226,068	503,558
	Retail Class	23,283	21,353	—	—	—	—	525,300	760,524	—	—	—	—
	Premier Class*	147	—	—	—	—	—	488	—	—	—	—	—
Shares redeemed:	Institutional Class	(1,409,040)	(2,115,877)	(4,901,460)	(6,667,715)	(4,129,793)	(7,562,215)	(16,141,039)	(21,529,249)	(7,300,486)	(9,533,474)	(6,630,502)	(6,689,223)
	Retirement Class	(1,759,193)	(838,304)	(1,938,827)	(1,661,043)	(1,514,214)	(1,241,611)	(4,779,492)	(5,110,034)	(2,280,810)	(2,812,114)	(1,559,204)	(725,788)
	Retail Class	(352,483)	(861,272)	—	—	—	—	(2,972,119)	(6,807,966)	—	—	—	—
	Premier Class*	(58,591)	—	—	—	—	—	(1)	—	—	—	—	—

Net increase (decrease) from shareholder transactions		9,033,290	15,843,017	2,635,861	10,396,616	3,603,471	12,615,270	22,628,266	64,537,305	465,882	13,464,981	2,534,325	39,750,803

*            The Premier Class commenced operations on September 30, 2009.

130 2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report 131

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		International Equity Index Fund		Enhanced International Equity Index Fund		Enhanced Large-Cap Growth Index Fund		Enhanced Large-Cap Value Index Fund		Social Choice Equity Fund		Real Estate Securities Fund

		March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income		$13,419,444	$26,091,543	$3,744,626	$7,498,726	$3,444,774	$4,386,638	$5,586,268	7,441,131	$6,273,230	$10,726,340	$6,389,695	$12,414,820
Net realized gain (loss) on total investments		1,448,196	(7,075,078)	17,327,858	(37,555,775)	33,351,092	(8,284,265)	14,062,072	(13,249,942)	7,766,154	(28,873,964)	4,554,917	(87,127,252)
Net change in unrealized appreciation (depreciation) on total investments		24,714,483	68,906,324	(8,103,579)	78,650,468	34,086,659	69,802,547	39,220,521	51,220,048	80,657,961	5,990,569	88,230,067	(63,397,751)

Net increase (decrease) from operations		39,582,123	87,922,789	12,968,905	48,593,419	70,882,525	65,904,920	58,868,861	45,411,237	94,697,345	(12,157,055)	99,174,679	(138,110,183)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(13,104,832)	(15,416,014)	(8,654,340)	(3,582,257)	(5,837,253)	(1,258,710)	(9,174,158)	(3,036,079)	(2,938,721)	(2,881,660)	(3,058,500)	(5,017,597)
	Retirement Class	(15,182,058)	(13,845,486)	—	—	—	—	—	—	(5,633,366)	(4,844,153)	(2,237,188)	(3,193,263)
	Retail Class	—	—	—	—	—	—	—	—	(2,412,328)	(2,629,487)	(1,077,263)	(1,903,319)
	Premier Class*	(5,258)	—	—	—	—	—	—	—	(4,071)	—	(82,275)	—
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—	(47,896)	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—	(90,480)	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	(46,279)	—	—

Total distributions		(28,292,148)	(29,261,500)	(8,654,340)	(3,582,257)	(5,837,253)	(1,258,710)	(9,174,158)	(3,036,079)	(10,988,486)	(10,539,955)	(6,455,226)	(10,114,179)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	227,254,961	170,241,501	111,562,551	163,714,728	107,528,490	293,822,613	108,010,270	309,088,234	31,233,571	56,382,297	26,254,813	48,417,144
	Retirement Class	163,550,886	229,187,945	—	—	—	—	—	—	35,870,594	101,905,424	37,358,688	52,098,156
	Retail Class	—	—	—	—	—	—	—	—	10,179,964	24,344,019	7,128,633	10,800,642
	Premier Class*	19	—	—	—	—	—	—	—	22,724,772	—	11,442,489	—
Seed money subscriptions:	Premier Class*	—	250,000	—	—	—	—	—	—	—	250,000	—	250,000
Reinvestments of distributions:	Institutional Class	12,589,576	14,244,364	8,654,340	3,582,257	5,837,253	1,258,709	9,174,158	3,036,079	2,250,675	2,098,068	3,012,299	4,872,432
	Retirement Class	15,182,058	13,845,486	—	—	—	—	—	—	5,633,366	4,934,634	2,237,188	3,193,263
	Retail Class	—	—	—	—	—	—	—	—	2,321,491	2,585,117	1,027,464	1,808,178
	Premier Class*	5,258	—	—	—	—	—	—	—	4,071	—	82,276	—
Redemptions:	Institutional Class	(37,409,671)	(61,417,712)	(18,708,140)	(19,029,139)	(27,535,549)	(26,663,781)	(26,403,673)	(14,806,057)	(17,647,689)	(40,157,104)	(17,875,394)	(29,354,479)
	Retirement Class	(35,281,875)	(7,626,152)	—	—	—	—	—	—	(30,471,875)	(18,602,487)	(15,033,999)	(23,158,815)
	Retail Class	—	—	—	—	—	—	—	—	(10,195,916)	(21,705,878)	(8,781,666)	(16,120,273)
	Premier Class*	(10)	—	—	—	—	—	—	—	(1,048,239)	—	(243,341)	—

Net increase (decrease) from shareholder transactions		345,891,202	358,725,432	101,508,751	148,267,846	85,830,194	268,417,541	90,780,755	297,318,256	50,854,785	112,034,090	46,609,450	52,806,248

Net increase (decrease) in net assets		357,181,177	417,386,721	105,823,316	193,279,008	150,875,466	333,063,751	140,475,458	339,693,414	134,563,644	89,337,080	139,328,903	(95,418,114)
NET ASSETS
Beginning of period		1,243,720,303	826,333,582	359,696,755	166,417,747	495,247,706	162,183,955	498,133,722	158,440,308	700,253,640	610,916,560	437,603,437	533,021,551

End of period		$1,600,901,480	$1,243,720,303	$465,520,071	$359,696,755	$646,123,172	$495,247,706	$638,609,180	$498,133,722	$834,817,284	$700,253,640	$576,932,340	$437,603,437

Undistributed net investment income (loss) included in net assets		$6,864,751	$21,737,455	$2,355,220	$7,264,934	$1,351,319	$3,743,798	$2,415,903	$6,003,794	$3,011,348	$7,726,605	$2,136,613	$2,202,145

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,527,459	13,228,972	16,790,475	32,064,994	13,211,972	47,284,795	14,883,677	52,419,966	3,275,624	7,809,772	3,391,767	8,891,434
	Retirement Class	10,258,203	17,531,981	—	—	—	—	—	—	3,795,636	13,630,820	4,560,196	8,714,196
	Retail Class	—	—	—	—	—	—	—	—	1,173,475	3,654,230	932,441	1,892,964
	Premier Class*	1	—	—	—	—	—	—	—	2,439,604	—	1,489,469	—
Seed money shares:	Premier Class*	—	15,954	—	—	—	—	—	—	—	28,027	—	34,530
Shares reinvested:	Institutional Class	811,707	1,207,150	1,305,330	698,296	713,601	211,904	1,268,902	506,858	243,054	301,447	368,564	846,347
	Retirement Class	962,107	1,152,830	—	—	—	—	—	—	601,855	699,948	265,152	532,230
	Retail Class	—	—	—	—	—	—	—	—	271,838	402,040	126,926	316,481
	Premier Class*	339	—	—	—	—	—	—	—	440	—	9,421	—
Shares redeemed:	Institutional Class	(2,409,231)	(4,839,393)	(2,817,172)	(3,467,427)	(3,316,889)	(4,025,636)	(3,594,556)	(2,469,962)	(1,869,612)	(5,301,603)	(2,192,492)	(5,182,132)
	Retirement Class	(2,239,427)	(629,000)	—	—	—	—	—	—	(3,233,322)	(2,443,951)	(1,936,915)	(3,765,013)
	Retail Class	—	—	—	—	—	—	—	—	(1,183,992)	(3,200,390)	(1,153,642)	(2,735,559)
	Premier Class*	(1)	—	—	—	—	—	—	—	(110,713)	—	(30,342)	—

Net increase (decrease) from shareholder transactions		21,911,157	27,668,494	15,278,633	29,295,863	10,608,684	43,471,063	12,558,023	50,456,862	5,403,887	15,580,340	5,830,545	9,545,478

*	The Premier Class commenced operations on September 30, 2009.

132	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	133

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Managed Allocation Fund		Bond Fund		Bond Plus Fund		Short-Term Bond Fund		High-Yield Fund		Tax-Exempt Bond Fund

		March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income		$8,523,649	$13,508,639	$43,995,183	$80,960,413	$12,894,600	$23,663,841	$4,388,117	$8,942,889	$21,010,536	$35,743,171	$4,848,980	$9,142,202
Net realized gain (loss) on total investments		5,338,801	(57,481,879)	14,713,401	(11,427,158)	4,825,246	(10,589,590)	495,264	1,518,737	11,797,392	(34,864,100)	1,706,294	368,128
Net change in unrealized appreciation (depreciation) on total investments		23,188,849	48,901,569	(7,243,209)	115,677,259	2,691,420	30,801,160	994,844	6,886,857	10,132,720	71,218,652	(5,626,536)	19,874,276

Net increase (decrease) from operations		37,051,299	4,928,329	51,465,375	185,210,514	20,411,266	43,875,411	5,878,225	17,348,483	42,940,648	72,097,723	928,738	29,384,606

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(20,948)	(52,299)	(40,453,702)	(77,677,501)	(5,191,828)	(10,468,024)	(1,618,051)	(4,066,159)	(10,549,960)	(20,591,953)	(337,796)	(2,060,601)
	Retirement Class	(372,363)	(464,624)	(2,848,980)	(2,231,239)	(1,493,600)	(1,593,521)	(993,953)	(1,182,042)	(5,284,078)	(5,584,092)	—	—
	Retail Class	(8,097,838)	(12,991,351)	(686,431)	(1,036,858)	(6,220,910)	(11,600,903)	(1,738,195)	(3,693,739)	(5,252,680)	(9,564,219)	(4,511,753)	(7,081,601)
	Premier Class*	—	—	(4,289)	—	(6,201)	—	(37,332)	—	(182,093)	—	—	—
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—	—	(27,853)	(25,720)
	Retail Class	—	—	—	—	—	—	—	—	—	—	(405,427)	(71,936)

Total distributions		(8,491,149)	(13,508,274)	(43,993,402)	(80,945,598)	(12,912,539)	(23,662,448)	(4,387,531)	(8,941,940)	(21,268,811)	(35,740,264)	(5,282,829)	(9,239,858)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	—	262,438	389,639,980	677,854,943	23,893,433	79,727,686	20,818,195	42,737,307	65,006,158	95,448,518	1,222,061	4,164,257
	Retirement Class	5,823,543	8,639,390	100,714,591	97,849,969	26,655,014	60,107,005	53,163,881	48,293,966	38,438,905	83,363,065	—	—
	Retail Class	19,998,371	30,157,064	14,593,942	19,736,042	15,070,234	17,066,006	25,960,545	21,033,267	20,929,031	32,245,357	48,441,408	56,343,467
	Premier Class*	—	—	—	—	—	—	6,045,919	—	8,564,494	—	—	—
Seed money subscriptions:	Premier Class*	—	—	—	250,000	—	250,000	—	250,000	—	250,000	—	—
Reinvestments of distributions:	Institutional Class	15,161	25,468	39,334,480	74,219,991	5,180,755	10,441,879	1,268,224	2,923,314	8,518,351	15,946,293	57,810	1,359,690
	Retirement Class	372,363	463,508	2,848,981	2,230,660	1,493,635	1,593,227	993,977	1,181,985	5,284,498	5,583,477	—	—
	Retail Class	7,756,654	12,412,577	649,776	980,542	5,657,799	10,528,426	1,633,220	3,460,546	4,556,604	8,247,413	4,328,404	6,167,680
	Premier Class*	—	—	4,288	—	6,201	—	37,334	—	182,105	—	—	—
Redemptions:	Institutional Class	(892,655)	(104,928)	(152,004,809)	(583,501,951)	(24,101,232)	(135,917,077)	(9,556,956)	(83,521,470)	(28,838,263)	(108,190,157)	(7,033,005)	(51,904,759)
	Retirement Class	(3,467,237)	(2,281,673)	(5,942,838)	(10,798,451)	(11,570,463)	(15,848,131)	(13,848,956)	(14,211,782)	(24,403,966)	(5,212,659)	—	—
	Retail Class	(25,359,168)	(51,355,319)	(4,924,650)	(8,182,644)	(14,080,656)	(30,687,835)	(12,965,478)	(20,214,679)	(14,164,317)	(23,928,008)	(17,038,093)	(22,650,311)
	Premier Class*	—	—	—	—	—	—	(243,207)	—	(1,544,363)	—	—	—

Net increase (decrease) from shareholder transactions		4,247,032	(1,781,475)	384,913,741	270,639,101	28,204,720	(2,738,814)	73,306,698	1,932,454	82,529,237	103,753,299	29,978,585	(6,519,976)

Net increase (decrease) in net assets		32,807,182	(10,361,420)	392,385,714	374,904,017	35,703,447	17,474,149	74,797,392	10,338,997	104,201,074	140,110,758	25,624,494	13,624,772
NET ASSETS
Beginning of period		494,488,685	504,850,105	2,308,153,935	1,933,249,918	513,605,018	496,130,869	270,111,462	259,772,465	497,878,241	357,767,483	259,328,198	245,703,426

End of period		$527,295,867	$494,488,685	$2,700,539,649	$2,308,153,935	$549,308,465	$513,605,018	$344,908,854	$270,111,462	$602,079,315	$497,878,241	$284,952,692	$259,328,198

Undistributed net investment income (loss) included in net assets		$32,865	$365	$23,011	$21,231	$16,163	$34,102	$(6,544)	$(7,130)	$(553,559)	$(295,283)	$45,238	$45,807

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	—	34,172	38,083,818	68,905,026	2,423,781	8,598,402	2,048,643	4,327,425	7,050,918	12,420,381	117,240	425,273
	Retirement Class	649,724	1,141,404	9,680,933	9,695,033	2,701,616	6,463,407	5,227,949	4,867,796	4,172,678	10,402,994	—	—
	Retail Class	2,233,415	3,959,479	1,403,976	1,964,294	1,526,701	1,818,815	2,553,185	2,120,022	2,264,106	4,013,783	4,655,814	5,601,237
	Premier Class*	—	—	—	—	—	—	594,598	—	930,409	—	—	—
Seed money shares:	Premier Class*	—	—	—	24,510	—	25,562	—	24,728	—	27,655	—	—
Shares reinvested:	Institutional Class	1,689	3,355	3,840,708	7,535,551	525,102	1,118,855	124,770	295,722	924,486	2,058,813	5,592	137,851
	Retirement Class	41,522	60,763	273,651	221,338	151,170	168,906	97,680	119,101	573,668	689,901	—	—
	Retail Class	862,561	1,632,686	62,466	97,923	572,420	1,125,267	160,522	349,603	492,497	1,053,232	416,961	619,384
	Premier Class*	—	—	419	—	629	—	3,668	—	19,647	—	—	—
Shares redeemed:	Institutional Class	(99,399)	(13,915)	(14,857,070)	(60,196,964)	(2,447,463)	(14,670,423)	(941,601)	(8,479,425)	(3,137,006)	(14,400,688)	(680,219)	(5,178,337)
	Retirement Class	(389,270)	(306,231)	(571,674)	(1,099,603)	(1,177,166)	(1,709,734)	(1,362,960)	(1,434,049)	(2,658,787)	(646,746)	—	—
	Retail Class	(2,827,383)	(6,831,855)	(474,706)	(823,780)	(1,426,936)	(3,288,993)	(1,275,252)	(2,046,223)	(1,531,881)	(3,121,863)	(1,641,193)	(2,296,501)
	Premier Class*	—	—	—	—	—	—	(23,889)	—	(166,291)	—	—	—

Net increase (decrease) from shareholder transactions		472,859	(320,142)	37,442,521	26,323,328	2,849,854	(349,936)	7,207,313	144,700	8,934,444	12,497,462	2,874,195	(691,093)

* The Premier Class commenced operations on September 30, 2009.

134 2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report 135

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Inflation-Linked Bond Fund		Bond Index Fund†		Money Market Fund

		March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income		$10,426,643	$(1,669,995)	$1,740,944	$75,689	$238,923	$13,737,693
Net realized gain (loss) on total investments		1,324,765	(6,137,931)	(24,076)	324	—	4,239
Net change in unrealized appreciation (depreciation) on total investments		4,333,085	37,861,907	(10,863)	434,782	—	—

Net increase (decrease) from operations		16,084,493	30,053,981	1,706,005	510,795	238,923	13,741,932

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,148,143)	(19,836)	(1,688,150)	(74,424)	(220,707)	(3,063,713)
	Retirement Class	(1,644,085)	(4,168)	(14,944)	(658)	(2,398)	(1,143,421)
	Retail Class	(1,587,748)	(5,250)	(22,636)	(614)	(15,797)	(9,530,561)
	Premier Class*	(2,877)	—	(15,197)	—	(20)	—
From realized gains:	Institutional Class	—	—	(17,948)	—	—	—
	Retirement Class	—	—	(181)	—	—	—
	Retail Class	—	—	(275)	—	—	—
	Premier Class*	—	—	(180)	—	—	—

Total distributions		(10,382,853)	(29,254)	(1,759,511)	(75,696)	(238,922)	(13,737,695)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	146,903,451	135,301,362	22,753,745	106,716,000	102,724,260	126,024,537
	Retirement Class	57,940,004	53,092,335	48,657	1,000,000	15,398,222	130,715,137
	Retail Class	24,500,405	40,355,233	1,362,463	1,000,000	127,748,765	383,740,953
	Premier Class*	—	—	—	—	10	—
Seed money subscriptions:	Premier Class*	—	250,000	—	1,000,000	—	250,000
Reinvestments of distributions:	Institutional Class	6,687,330	18,482	1,706,124	74,424	220,557	3,063,347
	Retirement Class	1,644,085	4,168	15,126	657	2,398	1,141,742
	Retail Class	1,520,583	5,016	22,690	614	14,855	9,331,172
	Premier Class*	2,877	—	15,377	—	20	—
Redemptions:	Institutional Class	(26,180,283)	(74,503,413)	(9,455,925)	(7,720,000)	(35,472,846)	(86,488,288)
	Retirement Class	(6,388,916)	(32,067,243)	(10)	—	(36,994,835)	(96,274,278)
	Retail Class	(16,837,348)	(48,993,129)	(221,505)	—	(258,362,808)	(599,289,109)
	Premier Class*	—	—	—	—	(10)	—

Net increase (decrease) from shareholder transactions		189,792,188	73,462,811	16,246,742	102,071,695	(84,721,412)	(127,784,787)

Net increase (decrease) in net assets		195,493,828	103,487,538	16,193,236	102,506,794	(84,721,411)	(127,780,550)
NET ASSETS
Beginning of period		764,182,003	660,694,465	102,506,794	—	1,356,951,291	1,484,731,841

End of period		$959,675,831	$764,182,003	$118,700,030	$102,506,794	$1,272,229,880	$1,356,951,291

Undistributed net investment income (loss) included in net assets		$17,741	$(26,048)	$124	$107	$(9,047)	$(9,049)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,684,692	13,554,083	2,260,991	10,667,729	102,724,259	126,024,537
	Retirement Class	5,361,007	5,184,507	4,776	100,000	15,398,222	130,715,137
	Retail Class	2,328,507	4,114,123	135,349	100,000	127,748,765	383,740,953
	Premier Class*	—	—	—	—	10	—
Seed money shares:	Premier Class*	—	23,742	—	99,602	—	250,000
Shares reinvested:	Institutional Class	628,982	1,762	169,505	7,413	220,557	3,063,347
	Retirement Class	153,316	394	1,503	65	2,398	1,141,743
	Retail Class	145,646	487	2,254	61	14,855	9,331,172
	Premier Class*	271	—	1,528	—	20	—
Shares redeemed:	Institutional Class	(2,442,892)	(7,545,244)	(941,584)	(768,924)	(35,472,846)	(86,488,288)
	Retirement Class	(594,331)	(3,276,674)	(1)	—	(36,994,835)	(96,274,278)
	Retail Class	(1,602,376)	(5,093,034)	(22,086)	—	(258,362,808)	(599,289,109)
	Premier Class*	—	—	—	—	(10)	—

Net increase (decrease) from shareholder transactions		17,662,822	6,964,146	1,612,235	10,205,946	(84,721,413)	(127,784,786)

*	The Premier Class commenced operations on September 30, 2009.
†	The Bond Index Fund commenced operations on September 14, 2009.

136 2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report 137

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.83		$8.16	$10.33	$8.66	$9.05	$8.12

Gain from investment operations:
Net investment income (a)	0.05		0.11	0.15	0.17	0.14	0.18
Net realized and unrealized gain (loss) on total investments	0.67		(0.32)	(1.91)	2.06	0.76	0.93

Total gain (loss) from investment operations	0.72		(0.21)	(1.76)	2.23	0.90	1.11

Less distributions from:
Net investment income	(0.05)		(0.12)	(0.17)	(0.17)	(0.15)	(0.18)
Net realized gains	—		—	(0.24)	(0.39)	(1.14)	—

Total distributions	(0.05)		(0.12)	(0.41)	(0.56)	(1.29)	(0.18)

Net asset value, end of period	$8.50		$7.83	$8.16	$10.33	$8.66	$9.05

TOTAL RETURN	9.18	%(b)	(2.34)%	(17.64)%	26.84%	10.87%	13.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$513,844		$391,884	$218,710	$105,476	$97,494	$141,199
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.53%	0.50%	0.55%	0.42%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.51%	0.33%	0.13%	0.13%	0.15%
Ratio of net investment income to average net assets	1.26	%(c)	1.62%	1.59%	1.81%	1.58%	2.04%
Portfolio turnover rate	59	%(b)	133%	132%	84%	133%	223%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.91		$8.25	$10.44	$8.76	$9.12	$8.16

Gain from investment operations:
Net investment income (a)	0.04		0.09	0.13	0.15	0.12	0.13
Net realized and unrealized gain (loss) on total investments	0.68		(0.33)	(1.93)	2.08	0.77	0.95

Total gain (loss) from investment operations	0.72		(0.24)	(1.80)	2.23	0.89	1.08

Less distributions from:
Net investment income	(0.04)		(0.10)	(0.15)	(0.16)	(0.11)	(0.12)
Net realized gains	—		—	(0.24)	(0.39)	(1.14)	—

Total distributions	(0.04)		(0.10)	(0.39)	(0.55)	(1.25)	(0.12)

Net asset value, end of period	$8.59		$7.91	$8.25	$10.44	$8.76	$9.12

TOTAL RETURN	9.09	%(b)	(2.66)%	(17.82)%	26.44%	10.62%	13.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$623,068		$488,991	$259,942	$204,746	$86,918	$58,731
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.78%	0.75%	0.81%	0.74%	0.46%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.75%	0.54%	0.38%	0.40%	0.46%
Ratio of net investment income to average net assets	1.01	%(c)	1.36%	1.36%	1.52%	1.36%	1.43%
Portfolio turnover rate	59	%(b)	133%	132%	84%	133%	223%

138	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.45		$9.83	$12.36	$10.27	$10.00

Gain from investment operations:
Net investment income (a)	0.05		0.12	0.16	0.18	0.08
Net realized and unrealized gain (loss) on total investments	0.81		(0.40)	(2.30)	2.47	0.24

Total gain (loss) from investment operations	0.86		(0.28)	(2.14)	2.65	0.32

Less distributions from:
Net investment income	(0.04)		(0.10)	(0.15)	(0.17)	(0.05)
Net realized gains	—		—	(0.24)	(0.39)	—

Total distributions	(0.04)		(0.10)	(0.39)	(0.56)	(0.05)

Net asset value, end of period	$10.27		$9.45	$9.83	$12.36	$10.27

TOTAL RETURN	9.14	%(b)	(2.63)%	(17.78)%	26.67%	3.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$513,691		$475,828	$506,760	$635,012	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.94%	0.87%	1.00%	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58	%(c)	0.70%	0.46%	0.24%	0.43	%(c)
Ratio of net investment income to average net assets	1.16	%(c)	1.48%	1.43%	1.58%	1.55	%(c)
Portfolio turnover rate	59	%(b)	133%	132%	84%	133%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.83		$7.83

Gain from investment operations:
Net investment income (a)	0.04		0.00	(e)
Net realized and unrealized gain on total investments	0.67		—

Total gain from investment operations	0.71		0.00	(e)

Less distributions from:
Net investment income	(0.04)		—
Net realized gains	—		—

Total distributions	(0.04)		—

Net asset value, end of period	$8.50		$7.83

TOTAL RETURN	9.10	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$32,685		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65	%(c)	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)	0.67	%(c)
Ratio of net investment income to average net assets	0.90	%(c)	0.00	%(c)
Portfolio turnover rate	59	%(b)	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	139

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.06		$8.68	$14.98	$13.45	$12.17	$10.29

Gain from investment operations:
Net investment income (a)	0.05		0.12	0.26	0.20	0.19	0.21
Net realized and unrealized gain (loss) on total investments	0.54		(0.48)	(4.67)	3.49	2.15	2.43

Total gain (loss) from investment operations	0.59		(0.36)	(4.41)	3.69	2.34	2.64

Less distributions from:
Net investment income	(0.12)		(0.24)	(0.15)	(0.22)	(0.22)	(0.20)
Net realized gains	—		(0.02)	(1.74)	(1.94)	(0.84)	(0.56)

Total distributions	(0.12)		(0.26)	(1.89)	(2.16)	(1.06)	(0.76)

Net asset value, end of period	$8.53		$8.06	$8.68	$14.98	$13.45	$12.17

TOTAL RETURN	7.46	%(b)	(3.19)%	(33.50)%	30.49%	20.60%	26.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$769,804		$684,965	$606,528	$807,072	$649,747	$668,009
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.58%	0.54%	0.58%	0.45%	0.21%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.57%	0.54%	0.58%	0.45%	0.21%
Ratio of net investment income to average net assets	0.60	%(c)	1.81%	2.20%	1.47%	1.48%	1.89%
Portfolio turnover rate	69	%(b)	118%	204%	179%	164%	147%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.29		$8.90	$15.32	$13.72	$12.41	$10.49

Gain from investment operations:
Net investment income (a)	0.05		0.10	0.25	0.19	0.16	0.19
Net realized and unrealized gain (loss) on total investments	0.55		(0.48)	(4.79)	3.54	2.13	2.40

Total gain (loss) from investment operations	0.60		(0.38)	(4.54)	3.73	2.29	2.59

Less distributions from:
Net investment income	(0.10)		(0.21)	(0.14)	(0.19)	(0.14)	(0.11)
Net realized gains	—		(0.02)	(1.74)	(1.94)	(0.84)	(0.56)

Total distributions	(0.10)		(0.23)	(1.88)	(2.13)	(0.98)	(0.67)

Net asset value, end of period	$8.79		$8.29	$8.90	$15.32	$13.72	$12.41

TOTAL RETURN	7.27	%(b)	(3.42)%	(33.64)%	30.16%	19.68%	25.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$1,139,428		$1,047,995	$1,159,940	$1,216,121	$519,870	$231,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79	%(c)	0.83%	0.79%	0.84%	0.76%	0.56%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.82%	0.79%	0.80%	0.74%	0.56%
Ratio of net investment income to average net assets	0.57	%(c)	1.53%	2.08%	1.36%	1.27%	1.67%
Portfolio turnover rate	69	%(b)	118%	204%	179%	164%	147%

140	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$5.69		$6.22		$11.29	$10.63	$10.00

Gain from investment operations:
Net investment income (a)	0.03		0.07		0.17	0.22	0.05
Net realized and unrealized gain (loss) on total investments	0.38		(0.35)		(3.35)	2.59	0.58

Total gain (loss) from investment operations	0.41		(0.28)		(3.18)	2.81	0.63

Less distributions from:
Net investment income	(0.11)		(0.23)		(0.15)	(0.21)	—
Net realized gains	—		(0.02)		(1.74)	(1.94)	—

Total distributions	(0.11)		(0.25)		(1.89)	(2.15)	—

Net asset value, end of period	$5.99		$5.69		$6.22	$11.29	$10.63

TOTAL RETURN	7.27	%(b)	(3.29)%		(33.62)%	30.34%	6.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$301,416		$284,678		$316,827	$526,418	$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	1.02%		0.89%	0.95%	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.79%		0.69%	0.75%	0.80	%(c)
Ratio of net investment income to average net assets	0.54	%(c)	1.56%		1.95%	2.02%	0.94	%(c)
Portfolio turnover rate	69	%(b)	118%		204%	179%	164%

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.06		$8.06

Gain from investment operations:
Net investment income (a)	0.12		0.00	(e)
Net realized and unrealized gain on total investments	0.46		—

Total gain from investment operations	0.58		0.00	(e)

Less distributions from:
Net investment income	(0.11)		—
Net realized gains	—		—

Total distributions	(0.11)		—

Net asset value, end of period	$8.53		$8.06

TOTAL RETURN	7.29	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$30,834		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69	%(c)	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69	%(c)	0.75	%(c)
Ratio of net investment income to average net assets	1.39	%(c)	0.00	%(c)
Portfolio turnover rate	69	%(b)	118%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	141

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.51		$8.96	$12.04	$9.68	$10.00

Gain from investment operations:
Net investment income (a)	0.03		0.06	0.08	0.10	0.05
Net realized and unrealized gain (loss) on total investments	1.01		(0.44)	(2.47)	2.31	(0.37)

Total gain (loss) from investment operations	1.04		(0.38)	(2.39)	2.41	(0.32)

Less distributions from:
Net investment income	(0.05)		(0.07)	(0.08)	(0.05)	—
Net realized gains	—		—	(0.57)	—	—
Return of capital	—		—	(0.04)	—	—

Total distributions	(0.05)		(0.07)	(0.69)	(0.05)	—

Net asset value, end of period	$9.50		$8.51	$8.96	$12.04	$9.68

TOTAL RETURN	12.24	%(b)	(3.97)%	(21.14)%	24.97%	(3.20	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$436,766		$333,710	$127,255	$169,352	$12,465
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	0.53%	0.54%	0.65%	1.97	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50%	0.31%	0.13%	0.13	%(c)
Ratio of net investment income to average net assets	0.57	%(c)	0.76%	0.77%	0.95%	0.97	%(c)
Portfolio turnover rate	113	%(b)	269%	192%	189%	81%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.48		$8.90	$12.00	$9.67	$10.00

Gain from investment operations:
Net investment income (a)	0.01		0.04	0.05	0.18	0.03
Net realized and unrealized gain (loss) on total investments	1.02		(0.42)	(2.47)	2.19	(0.36)

Total gain (loss) from investment operations	1.03		(0.38)	(2.42)	2.37	(0.33)

Less distributions from:
Net investment income	(0.03)		(0.04)	(0.07)	(0.04)	—
Net realized gains	—		—	(0.57)	—	—
Return of capital	—		—	(0.04)	—	—

Total distributions	(0.03)		(0.04)	(0.68)	(0.04)	—

Net asset value, end of period	$9.48		$8.48	$8.90	$12.00	$9.67

TOTAL RETURN	12.19	%(b)	(4.17)%	(21.45)%	24.67%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$43,961		$39,754	$31,406	$28,308	$2,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75	%(c)	0.77%	0.78%	0.94%	6.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75	%(c)	0.72%	0.57%	0.38%	0.38	%(c)
Ratio of net investment income to average net assets	0.31	%(c)	0.55%	0.50%	1.67%	0.69	%(c)
Portfolio turnover rate	113	%(b)	269%	192%	189%	81%

142	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.49		$8.93	$12.02	$9.67	$10.00

Gain from investment operations:
Net investment income (a)	0.02		0.04	0.06	0.09	0.03
Net realized and unrealized gain (loss) on total investments	1.02		(0.43)	(2.48)	2.31	(0.36)

Total gain (loss) from investment operations	1.04		(0.39)	(2.42)	2.40	(0.33)

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.06)	(0.05)	—
Net realized gains	—		—	(0.57)	—	—
Return of capital	—		—	(0.04)	—	—

Total distributions	(0.03)		(0.05)	(0.67)	(0.05)	—

Net asset value, end of period	$9.50		$8.49	$8.93	$12.02	$9.67

TOTAL RETURN	12.32	%(b)	(4.21)%	(21.40)%	24.89%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$355,464		$325,741	$344,298	$439,678	$2,196
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	1.05%	1.01%	1.22%	5.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59	%(c)	0.67%	0.52%	0.21%	0.43	%(c)
Ratio of net investment income to average net assets	0.46	%(c)	0.63%	0.55%	0.82%	0.61	%(c)
Portfolio turnover rate	113	%(b)	269%	192%	189%	81%

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.51		$8.51

Gain from investment operations:
Net investment income (a)	0.02		0.00	(e)
Net realized and unrealized gain on total investments	1.02		—

Total gain from investment operations	1.04		0.00	(e)

Less distributions from:
Net investment income	(0.05)		—
Net realized gains	—		—

Total distributions	(0.05)		—

Net asset value, end of period	$9.50		$8.51

TOTAL RETURN	12.20	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$1,292		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66	%(c)	221.05	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66	%(c)	0.67	%(c)
Ratio of net investment income to average net assets	0.34	%(c)	0.00	%(c)
Portfolio turnover rate	113	%(b)	269%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	143

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.14		$11.56	$17.02	$15.73	$14.41	$13.40

Gain from investment operations:
Net investment income (a)	0.09		0.19	0.28	0.30	0.27	0.30
Net realized and unrealized gain (loss) on total investments	1.01		(0.35)	(4.58)	2.10	1.75	1.92

Total gain (loss) from investment operations	1.10		(0.16)	(4.30)	2.40	2.02	2.22

Less distributions from:
Net investment income	(0.15)		(0.26)	(0.25)	(0.26)	(0.22)	(0.23)
Net realized gains	—		—	(0.91)	(0.85)	(0.48)	(0.98)

Total distributions	(0.15)		(0.26)	(1.16)	(1.11)	(0.70)	(1.21)

Net asset value, end of period	$12.09		$11.14	$11.56	$17.02	$15.73	$14.41

TOTAL RETURN	9.95	%(b)	(0.66)%	(26.78)%	15.71%	14.47%	16.73%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$482,519		$372,327	$401,478	$487,144	$215,614	$216,512
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.53%	0.49%	0.52%	0.38%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.52%	0.49%	0.50%	0.38%	0.14%
Ratio of net investment income to average net assets	1.49	%(c)	2.17%	2.03%	1.78%	1.84%	2.11%
Portfolio turnover rate	37	%(b)	139%	151%	136%	115%	113%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.10		$11.51	$16.96	$15.68	$14.43	$13.41

Gain from investment operations:
Net investment income (a)	0.07		0.17	0.25	0.26	0.23	0.26
Net realized and unrealized gain (loss) on total investments	1.00		(0.35)	(4.57)	2.10	1.75	1.90

Total gain (loss) from investment operations	1.07		(0.18)	(4.32)	2.36	1.98	2.16

Less distributions from:
Net investment income	(0.12)		(0.23)	(0.22)	(0.23)	(0.25)	(0.16)
Net realized gains	—		—	(0.91)	(0.85)	(0.48)	(0.98)

Total distributions	(0.12)		(0.23)	(1.13)	(1.08)	(0.73)	(1.14)

Net asset value, end of period	$12.05		$11.10	$11.51	$16.96	$15.68	$14.43

TOTAL RETURN	9.79	%(b)	(0.88)%	(26.99)%	15.51%	14.21%	16.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$826,203		$630,788	$500,288	$500,511	$257,287	$159,064
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.77%	0.74%	0.75%	0.68%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.76%	0.74%	0.73%	0.67%	0.48%
Ratio of net investment income to average net assets	1.23	%(c)	1.86%	1.78%	1.55%	1.54%	1.82%
Portfolio turnover rate	37	%(b)	139%	151%	136%	115%	113%

144	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.84		$11.26	$16.60	$15.36	$14.17	$13.25

Gain from investment operations:
Net investment income (a)	0.07		0.17	0.25	0.28	0.25	0.26
Net realized and unrealized gain (loss) on total investments	0.98		(0.34)	(4.45)	2.06	1.71	1.88

Total gain (loss) from investment operations	1.05		(0.17)	(4.20)	2.34	1.96	2.14

Less distributions from:
Net investment income	(0.13)		(0.25)	(0.23)	(0.25)	(0.29)	(0.24)
Net realized gains	—		—	(0.91)	(0.85)	(0.48)	(0.98)

Total distributions	(0.13)		(0.25)	(1.14)	(1.10)	(0.77)	(1.22)

Net asset value, end of period	$11.76		$10.84	$11.26	$16.60	$15.36	$14.17

TOTAL RETURN	9.81	%(b)	(0.82)%	(26.87)%	15.70%	14.35%	16.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$82,815		$74,703	$74,487	$115,149	$198,739	$170,748
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.92%	0.77%	0.71%	0.53%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.71%	0.64%	0.55%	0.53%	0.44%
Ratio of net investment income to average net assets	1.33	%(c)	1.96%	1.85%	1.72%	1.69%	1.87%
Portfolio turnover rate	37	%(b)	139%	151%	136%	115%	113%

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.14		$11.14

Gain from investment operations:
Net investment income (a)	0.06		0.00	(d)
Net realized and unrealized gain on total investments	1.02		—

Total gain from investment operations	1.08		0.00(d	)

Less distributions from:
Net investment income	(0.14)		—
Net realized gains	—		—

Total distributions	(0.14)		—

Net asset value, end of period	$12.08		$11.14

TOTAL RETURN	9.82	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$29,929		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65	%(c)	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)	0.67	%(c)
Ratio of net investment income to average net assets	1.09	%(c)	0.00	%(c)
Portfolio turnover rate	37	%(b)	139%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	145

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.90		$14.30	$20.33	$17.01	$17.01	$14.30

Gain from investment operations:
Net investment income (a)	0.02		0.04	0.06	0.03	0.06	0.06
Net realized and unrealized gain (loss) on total investments	2.19		(0.41)	(4.65)	4.20	0.41	3.33

Total gain (loss) from investment operations	2.21		(0.37)	(4.59)	4.23	0.47	3.39

Less distributions from:
Net investment income	(0.03)		(0.03)	(0.04)	(0.05)	(0.02)	(0.01)
Net realized gains	—		—	(1.40)	(0.86)	(0.45)	(0.67)

Total distributions	(0.03)		(0.03)	(1.44)	(0.91)	(0.47)	(0.68)

Net asset value, end of period	$16.08		$13.90	$14.30	$20.33	$17.01	$17.01

TOTAL RETURN	15.93	%(b)	(2.49)%	(24.33)%	25.76%	2.72%	24.12%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$122,278		$92,912	$53,843	$51,145	$34,088	$20,808
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.53%	0.55%	0.59%	0.50%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.52%	0.55%	0.55%	0.43%	0.15%
Ratio of net investment income to average net assets	0.21	%(c)	0.35%	0.31%	0.18%	0.36%	0.39%
Portfolio turnover rate	38	%(b)	80%	111%	127%	147%	115%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.74		$14.12	$20.12	$16.84	$16.88	$14.23

Gain from investment operations:
Net investment income (a)	0.00	(d)	0.01	0.01	0.00(d )	0.02	0.01
Net realized and unrealized gain (loss) on total investments	2.17		(0.39)	(4.60)	4.16	0.39	3.31

Total gain (loss) from investment operations	2.17		(0.38)	(4.59)	4.16	0.41	3.32

Less distributions from:
Net investment income	(0.01)		—	(0.01)	(0.02)	—	—
Net realized gains	—		—	(1.40)	(0.86)	(0.45)	(0.67)

Total distributions	(0.01)		—	(1.41)	(0.88)	(0.45)	(0.67)

Net asset value, end of period	$15.90		$13.74	$14.12	$20.12	$16.84	$16.88

TOTAL RETURN	15.77	%(b)	(2.69)%	(24.56)%	25.54%	2.42%	23.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$637,920		$525,148	$348,993	$313,908	$164,771	$131,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.78%	0.80%	0.84%	0.72%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78	%(c)	0.76%	0.80%	0.78%	0.69%	0.48%
Ratio of net investment income to average net assets	(0.04	)%(c)	0.10%	0.06%	(0.05)%	0.13%	0.06%
Portfolio turnover rate	38	%(b)	80%	111%	127%	147%	115%

146	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.76		$14.15	$20.14	$16.85	$16.89	$14.23

Gain from investment operations:
Net investment income (a)	0.00	(d)	0.02	0.03	0.00(d )	0.02	0.01
Net realized and unrealized gain (loss) on total investments	2.17		(0.40)	(4.61)	4.17	0.40	3.32

Total gain (loss) from investment operations	2.17		(0.38)	(4.58)	4.17	0.42	3.33

Less distributions from:
Net investment income	(0.01)		(0.01)	(0.01)	(0.02)	(0.01)	(0.00	)(d)
Net realized gains	—		—	(1.40)	(0.86)	(0.45)	(0.67)

Total distributions	(0.01)		(0.01)	(1.41)	(0.88)	(0.46)	(0.67)

Net asset value, end of period	$15.92		$13.76	$14.15	$20.14	$16.85	$16.89

TOTAL RETURN	15.77	%(b)	(2.69)%	(24.46)%	25.66%	2.37%	23.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$83,947		$68,849	$62,390	$84,847	$68,416	$62,481
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.97%	0.87%	0.90%	0.68%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)	0.73%	0.69%	0.70%	0.68%	0.44%
Ratio of net investment income to average net assets	0.05	%(c)	0.15%	0.17%	0.03%	0.13%	0.09%
Portfolio turnover rate	38	%(b)	80%	111%	127%	147%	115%

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.90		$13.90

Gain from investment operations:
Net investment income (a)	(0.01)		0.00	(d)
Net realized and unrealized gain on total investments	2.21		—

Total gain from investment operations	2.20		0.00	(d)

Less distributions from:
Net investment income	(0.03)		—
Net realized gains	—		—

Total distributions	(0.03)		—

Net asset value, end of period	$16.07		$13.90

TOTAL RETURN	15.75	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$30,094		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69	%(c)	221.08	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69	%(c)	0.70	%(c)
Ratio of net investment income to average net assets	(0.07	) %(c)	0.00	%(c)
Portfolio turnover rate	38	%(b)	80%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	147

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.89		$14.78	$20.34	$18.59	$17.57	$14.44

Gain from investment operations:
Net investment income (a)	0.13		0.24	0.30	0.35	0.26	0.30
Net realized and unrealized gain (loss) on total investments	1.49		(0.88)	(4.54)	3.33	1.87	3.62

Total gain (loss) from investment operations	1.62		(0.64)	(4.24)	3.68	2.13	3.92

Less distributions from:
Net investment income	(0.20)		(0.22)	(0.26)	(0.31)	(0.23)	(0.22)
Net realized gains	—		(0.03)	(1.06)	(1.62)	(0.88)	(0.57)

Total distributions	(0.20)		(0.25)	(1.32)	(1.93)	(1.11)	(0.79)

Net asset value, end of period	$15.31		$13.89	$14.78	$20.34	$18.59	$17.57

TOTAL RETURN	11.77	%(b)	(3.74)%	(22.03)%	21.03%	12.68%	27.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$268,074		$201,400	$127,218	$58,763	$38,173	$25,868
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	0.54%	0.51%	0.53%	0.47%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.54%	0.51%	0.53%	0.43%	0.15%
Ratio of net investment income to average net assets	1.77	%(c)	2.18%	1.74%	1.76%	1.46%	1.82%
Portfolio turnover rate	32	%(b)	57%	41%	90%	131%	110%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.81		$14.69	$20.23	$18.51	$17.52	$14.38

Gain from investment operations:
Net investment income (a)	0.11		0.21	0.26	0.29	0.21	0.25
Net realized and unrealized gain (loss) on total investments	1.49		(0.87)	(4.53)	3.32	1.87	3.60

Total gain (loss) from investment operations	1.60		(0.66)	(4.27)	3.61	2.08	3.85

Less distributions from:
Net investment income	(0.17)		(0.19)	(0.21)	(0.27)	(0.21)	(0.14)
Net realized gains	—		(0.03)	(1.06)	(1.62)	(0.88)	(0.57)

Total distributions	(0.17)		(0.22)	(1.27)	(1.89)	(1.09)	(0.71)

Net asset value, end of period	$15.24		$13.81	$14.69	$20.23	$18.51	$17.52

TOTAL RETURN	11.72	%(b)	(3.98)%	(22.25)%	20.70%	12.42%	27.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$1,331,495		$1,052,151	$683,125	$600,104	$318,024	$266,360
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.79%	0.76%	0.78%	0.69%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.79%	0.76%	0.78%	0.68%	0.48%
Ratio of net investment income to average net assets	1.52	%(c)	1.93%	1.52%	1.47%	1.20%	1.50%
Portfolio turnover rate	32	%(b)	57%	41%	90%	131%	110%

148	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.66		$14.55		$20.04	$18.34	$17.36	$14.27

Gain from investment operations:
Net investment income (a)	0.11		0.22		0.29	0.32	0.22	0.25
Net realized and unrealized gain (loss) on total investments	1.47		(0.87)		(4.49)	3.29	1.85	3.57

Total gain (loss) from investment operations	1.58		(0.65)		(4.20)	3.61	2.07	3.82

Less distributions from:
Net investment income	(0.18)		(0.21)		(0.23)	(0.29)	(0.22)	(0.16)
Net realized gains	—		(0.03)		(1.06)	(1.62)	(0.87)	(0.57)

Total distributions	(0.18)		(0.24)		(1.29)	(1.91)	(1.09)	(0.73)

Net asset value, end of period	$15.06		$13.66		$14.55	$20.04	$18.34	$17.36

TOTAL RETURN	11.68	%(b)	(3.94)%		(22.09)%	20.87%	12.51%	27.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$176,835		$140,846		$152,818	$198,698	$125,871	$95,608
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.92%		0.79%	0.79%	0.63%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.74%		0.62%	0.63%	0.63%	0.44%
Ratio of net investment income to average net assets	1.62	%(c)	2.03%		1.69%	1.65%	1.25%	1.53%
Portfolio turnover rate	32	%(b)	57%		41%	90%	131%	110%

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.89		$13.89

Gain from investment operations:
Net investment income (a)	0.11		0.00	(d)
Net realized and unrealized gain on total investments	1.50		—

Total gain from investment operations	1.61		0.00	(d)

Less distributions from:
Net investment income	(0.19)		—
Net realized gains	—		—

Total distributions	(0.19)		—

Net asset value, end of period	$15.31		$13.89

TOTAL RETURN	11.73	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$54,081		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66	%(c)	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66	%(c)	0.70	%(c)
Ratio of net investment income to average net assets	1.55	%(c)	0.00	%(c)
Portfolio turnover rate	32	%(b)	57%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	149

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.02		$12.12	$15.43	$15.91	$15.84	$14.29

Gain from investment operations:
Net investment income (a)	0.05		0.09	0.12	0.19	0.10	0.17
Net realized and unrealized gain (loss) on total investments	1.45		(1.13)	(2.36)	0.99	1.41	2.20

Total gain (loss) from investment operations	1.50		(1.04)	(2.24)	1.18	1.51	2.37

Less distributions from:
Net investment income	(0.08)		(0.06)	(0.15)	(0.11)	(0.11)	(0.12)
Net realized gains	—		—	(0.92)	(1.55)	(1.33)	(0.70)

Total distributions	(0.08)		(0.06)	(1.07)	(1.66)	(1.44)	(0.82)

Net asset value, end of period	$12.44		$11.02	$12.12	$15.43	$15.91	$15.84

TOTAL RETURN	13.66	%(b)	(8.34)%	(15.23)%	7.43%	10.15%	16.69%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$321,692		$253,985	$190,667	$181,032	$115,273	$116,652
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.57%	0.53%	0.57%	0.43%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.53%	0.53%	0.55%	0.41%	0.15%
Ratio of net investment income to average net assets	0.86	%(c)	1.01%	0.91%	1.16%	0.66%	1.11%
Portfolio turnover rate	36	%(b)	91%	114%	127%	264%	273%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.88		$11.95	$15.23	$15.73	$15.71	$14.20

Gain from investment operations:
Net investment income (a)	0.03		0.07	0.09	0.15	0.06	0.12
Net realized and unrealized gain (loss) on total investments	1.42		(1.11)	(2.34)	0.98	1.40	2.19

Total gain (loss) from investment operations	1.45		(1.04)	(2.25)	1.13	1.46	2.31

Less distributions from:
Net investment income	(0.05)		(0.03)	(0.11)	(0.08)	(0.11)	(0.10)
Net realized gains	—		—	(0.92)	(1.55)	(1.33)	(0.70)

Total distributions	(0.05)		(0.03)	(1.03)	(1.63)	(1.44)	(0.80)

Net asset value, end of period	$12.28		$10.88	$11.95	$15.23	$15.73	$15.71

TOTAL RETURN	13.44	%(b)	(8.57)%	(15.39)%	7.15%	9.90%	16.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$452,156		$351,575	$285,643	$267,273	$216,828	$170,413
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.82%	0.78%	0.81%	0.72%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78	%(c)	0.78%	0.78%	0.78%	0.69%	0.48%
Ratio of net investment income to average net assets	0.61	%(c)	0.76%	0.66%	0.92%	0.39%	0.78%
Portfolio turnover rate	36	%(b)	91%	114%	127%	264%	273%

150	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$11.91		$15.18	$15.66	$15.65	$14.15

Gain from investment operations:
Net investment income (a)	0.04		0.08		0.09	0.15	0.07	0.14
Net realized and unrealized gain (loss) on total investments	1.42		(1.12)		(2.33)	1.01	1.39	2.19

Total gain (loss) from investment operations	1.46		(1.04)		(2.24)	1.16	1.46	2.33

Less distributions from:
Net investment income	(0.06)		(0.04)		(0.11)	(0.09)	(0.12)	(0.13)
Net realized gains	—		—		(0.92)	(1.55)	(1.33)	(0.70)

Total distributions	(0.06)		(0.04)		(1.03)	(1.64)	(1.45)	(0.83)

Net asset value, end of period	$12.23		$10.83		$11.91	$15.18	$15.66	$15.65

TOTAL RETURN	13.55	%(b)	(8.59)%		(15.37)%	7.39%	9.97%	16.55%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$55,505		$47,020		$50,731	$68,843	$85,719	$71,400
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	1.04%		0.87%	0.86%	0.61%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)	0.71%		0.72%	0.69%	0.61%	0.30%
Ratio of net investment income to average net assets	0.71	%(c)	0.86%		0.71%	0.95%	0.48%	0.97%
Portfolio turnover rate	36	%(b)	91%		114%	127%	264%	273%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.02		$11.02

Gain from investment operations:
Net investment income (a)	0.03		0.00	(d)
Net realized and unrealized gain on total investments	1.45		—

Total gain from investment operations	1.48		0.00	(d)

Less distributions from:
Net investment income	(0.07)		—
Net realized gains	—		—

Total distributions	(0.07)		—

Net asset value, end of period	$12.43		$11.02

TOTAL RETURN	13.53	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$19,390		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69	%(c)	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69	%(c)	0.70	%(c)
Ratio of net investment income to average net assets	0.53	%(c)	0.00	%(c)
Portfolio turnover rate	36	%(b)	91%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	151

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.35		$10.72		$13.78	$11.84	$11.33	$10.48

Gain from investment operations:
Net investment income (a)	0.08		0.15		0.16	0.14	0.13	0.12
Net realized and unrealized gain (loss) on total investments	1.24		(0.38)		(3.00)	2.09	0.54	1.07

Total gain (loss) from investment operations	1.32		(0.23)		(2.84)	2.23	0.67	1.19

Less distributions from:
Net investment income	(0.14)		(0.14)		(0.14)	(0.28)	(0.09)	(0.15)
Net realized gains	—		(0.00	)(d)	(0.08)	(0.01)	(0.07)	(0.19)

Total distributions	(0.14)		(0.14)		(0.22)	(0.29)	(0.16)	(0.34)

Net asset value, end of period	$11.53		$10.35		$10.72	$13.78	$11.84	$11.33

TOTAL RETURN	12.88	%(b)	(1.76)%		(20.96)%	19.15%	5.94%	11.41%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$358,115		$307,978		$263,714	$272,610	$552,918	$464,761
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09	%(c)	0.14%		0.10%	0.12%	0.08%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.07%		0.10%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.58	%(c)	1.78%		1.23%	1.10%	1.14%	1.08%
Portfolio turnover rate	9	%(b)	28%		28%	53%	40%	61%

	Retirement Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41		$10.78		$13.86	$11.91	$11.47	$10.56

Gain from investment operations:
Net investment income (a)	0.07		0.13		0.12	0.12	0.10	0.12
Net realized and unrealized gain (loss) on total investments	1.25		(0.39)		(3.01)	2.10	0.53	1.04

Total gain (loss) from investment operations	1.32		(0.26)		(2.89)	2.22	0.63	1.16

Less distributions from:
Net investment income	(0.13)		(0.11)		(0.11)	(0.26)	(0.12)	(0.06)
Net realized gains	—		(0.00	)(d)	(0.08)	(0.01)	(0.07)	(0.19)

Total distributions	(0.13)		(0.11)		(0.19)	(0.27)	(0.19)	(0.25)

Net asset value, end of period	$11.60		$10.41		$10.78	$13.86	$11.91	$11.47

TOTAL RETURN	12.71	%(b)	(2.06)%		(21.13)%	(18.91)%	5.53%	11.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$182,468		$149,803		$98,784	$87,924	$42,719	$22,402
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.39%		0.35%	0.38%	0.43%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.33%		0.35%	0.33%	0.36%	0.43%
Ratio of net investment income to average net assets	1.33	%(c)	1.52%		0.98%	0.93%	0.86%	1.04%
Portfolio turnover rate	9	%(b)	28%		28%	53%	40%	61%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

152	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.49		$12.17	$16.89	$15.93	$14.50	$13.05

Gain from investment operations:
Net investment income (a)	0.12		0.27	0.40	0.41	0.36	0.34
Net realized and unrealized gain (loss) on total investments	1.04		(1.62)	(4.22)	1.80	1.68	1.77

Total gain (loss) from investment operations	1.16		(1.35)	(3.82)	2.21	2.04	2.11

Less distributions from:
Net investment income	(0.22)		(0.32)	(0.38)	(0.59)	(0.29)	(0.27)
Net realized gains	—		(0.01)	(0.52)	(0.66)	(0.32)	(0.39)

Total distributions	(0.22)		(0.33)	(0.90)	(1.25)	(0.61)	(0.66)

Net asset value, end of period	$11.43		$10.49	$12.17	$16.89	$15.93	$14.50

TOTAL RETURN	11.26	%(b)	(10.56)%	(23.58)%	14.36%	14.54%	16.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$400,216		$338,574	$319,533	$363,498	$518,223	$433,383
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09	%(c)	0.13%	0.09%	0.11%	0.08%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.08%	0.09%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.22	%(c)	3.02%	2.83%	2.48%	2.45%	2.42%
Portfolio turnover rate	8	%(b)	31%	33%	60%	49%	65%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.61		$12.30	$17.06	$16.09	$14.52	$13.07

Gain from investment operations:
Net investment income (a)	0.11		0.24	0.37	0.38	0.32	0.29
Net realized and unrealized gain (loss) on total investments	1.05		(1.62)	(4.26)	1.82	1.68	1.79

Total gain (loss) from investment operations	1.16		(1.38)	(3.89)	2.20	2.00	2.08

Less distributions from:
Net investment income	(0.20)		(0.30)	(0.35)	(0.57)	(0.11)	(0.24)
Net realized gains	—		(0.01)	(0.52)	(0.66)	(0.32)	(0.39)

Total distributions	(0.20)		(0.31)	(0.87)	(1.23)	(0.43)	(0.63)

Net asset value, end of period	$11.57		$10.61	$12.30	$17.06	$16.09	$14.52

TOTAL RETURN	11.11	%(b)	(10.77)%	(23.77)%	14.17%	14.14%	16.18%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$195,070		$169,714	$115,840	$101,949	$37,069	$778
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.38%	0.34%	0.32%	0.51%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.33%	0.34%	0.30%	0.35%	0.44%
Ratio of net investment income to average net assets	1.97	%(c)	2.68%	2.58%	2.26%	2.10%	2.07%
Portfolio turnover rate	8	%(b)	31%	33%	60%	49%	65%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	153

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.97		$8.70	$11.46	$10.09	$9.97	$8.85

Gain from investment operations:
Net investment income (a)	0.08		0.15	0.20	0.20	0.17	0.18
Net realized and unrealized gain (loss) on total investments	0.87		(0.73)	(2.59)	1.44	0.78	1.09

Total gain (loss) from investment operations	0.95		(0.58)	(2.39)	1.64	0.95	1.27

Less distributions from:
Net investment income	(0.13)		(0.15)	(0.18)	(0.17)	(0.17)	(0.15)
Net realized gains	—		—	(0.19)	(0.10)	(0.66)	—

Total distributions	(0.13)		(0.15)	(0.37)	(0.27)	(0.83)	(0.15)

Net asset value, end of period	$8.79		$7.97	$8.70	$11.46	$10.09	$9.97

TOTAL RETURN	12.04	%(b)	(6.26)%	(21.43)%	16.49%	10.08%	14.40%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$1,194,167		$884,250	$697,104	$844,429	$633,027	$606,341
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09	%(c)	0.12%	0.07%	0.09%	0.08%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.09%	0.07%	0.08%	0.08%	0.09%
Ratio of net investment income to average net assets	1.85	%(c)	2.28%	2.02%	1.79%	1.74%	1.94%
Portfolio turnover rate	3	%(b)	11%	9%	16%	32%	24%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.06		$8.81	$11.62	$10.24	$10.00

Gain from investment operations:
Net investment income (a)	0.07		0.12	0.18	0.17	0.07
Net realized and unrealized gain (loss) on total investments	0.89		(0.74)	(2.64)	1.48	0.17

Total gain (loss) from investment operations	0.96		(0.62)	(2.46)	1.65	0.24

Less distributions from:
Net investment income	(0.12)		(0.13)	(0.16)	(0.17)	—
Net realized gains	—		—	(0.19)	(0.10)	—

Total distributions	(0.12)		(0.13)	(0.35)	(0.27)	—

Net asset value, end of period	$8.90		$8.06	$8.81	$11.62	$10.24

TOTAL RETURN	12.01	%(b)	(6.60)%	(21.71)%	16.29%	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$289,733		$279,063	$13,487	$9,479	$1,909
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.37%	0.33%	0.36%	4.07	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.33%	0.33%	0.33%	0.34	%(c)
Ratio of net investment income to average net assets	1.61	%(c)	1.66%	1.77%	1.54%	1.39	%(c)
Portfolio turnover rate	3	%(b)	11%	9%	16%	32%

154	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.09		$8.83		$11.63	$10.25	$10.00

Gain from investment operations:
Net investment income (a)	0.07		0.14		0.19	0.18	0.08
Net realized and unrealized gain (loss) on total investments	0.90		(0.74)		(2.63)	1.47	0.17

Total gain (loss) from investment operations	0.97		(0.60)		(2.44)	1.65	0.25

Less distributions from:
Net investment income	(0.12)		(0.14)		(0.17)	(0.17)	—
Net realized gains	—		—		(0.19)	(0.10)	—

Total distributions	(0.12)		(0.14)		(0.36)	(0.27)	—

Net asset value, end of period	$8.94		$8.09		$8.83	$11.63	$10.25

TOTAL RETURN	12.09	%(b)	(6.46)%		(21.53)%	16.30%	2.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$343,796		$312,098		$335,624	$440,181	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.20	%(c)	0.49%		0.39%	0.43%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.20	%(c)	0.27%		0.19%	0.22%	0.24	%(c)
Ratio of net investment income to average net assets	1.74	%(c)	2.13%		1.89%	1.62%	1.53	%(c)
Portfolio turnover rate	3	%(b)	11%		9%	16%	32%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.97		$7.97

Gain from investment operations:
Net investment income (a)	0.07		0.00	(e)
Net realized and unrealized gain on total investments	0.88		—

Total gain from investment operations	0.95		0.00	(e)

Less distributions from:
Net investment income	(0.13)		—
Net realized gains	—		—

Total distributions	(0.13)		—

Net asset value, end of period	$8.79		$7.97

TOTAL RETURN	12.00	%(b)	0.00%(b	)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$280		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.24	%(c)	220.64	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24	%(c)	0.24	%(c)
Ratio of net investment income to average net assets	1.70	%(c)	0.00	%(c)
Portfolio turnover rate	3	%(b)	11%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	155

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.06		$13.34		$17.54	$15.36	$14.08	$12.92

Gain from investment operations:
Net investment income (a)	0.12		0.26		0.33	0.31	0.27	0.26
Net realized and unrealized gain (loss) on total investments	1.27		(1.25)		(4.09)	2.17	1.22	1.31

Total gain (loss) from investment operations	1.39		(0.99)		(3.76)	2.48	1.49	1.57

Less distributions from:
Net investment income	(0.24)		(0.29)		(0.31)	(0.27)	(0.18)	(0.21)
Net realized gains	—		(0.00	)(d)	(0.13)	(0.03)	(0.03)	(0.20)

Total distributions	(0.24)		(0.29)		(0.44)	(0.30)	(0.21)	(0.41)

Net asset value, end of period	$13.21		$12.06		$13.34	$17.54	$15.36	$14.08

TOTAL RETURN	11.68	%(b)	(6.88)%		(21.93)%	16.35%	10.70%	12.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$901,127		$830,097		$851,272	$942,556	$783,876	$526,899
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.11%		0.06%	0.07%	0.07%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.09%		0.06%	0.07%	0.07%	0.08%
Ratio of net investment income to average net assets	1.95	%(c)	2.50%		2.12%	1.88%	1.86%	1.92%
Portfolio turnover rate	6	%(b)	5%		14%	18%	25%	38%

	Retirement Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.00		$13.27		$17.45	$15.29	$14.08	$12.95

Gain from investment operations:
Net investment income (a)	0.11		0.23		0.29	0.27	0.23	0.22
Net realized and unrealized gain (loss) on total investments	1.26		(1.23)		(4.07)	2.16	1.22	1.29

Total gain (loss) from investment operations	1.37		(1.00)		(3.78)	2.43	1.45	1.51

Less distributions from:
Net investment income	(0.22)		(0.27)		(0.27)	(0.24)	(0.21)	(0.18)
Net realized gains	—		(0.00	)(d)	(0.13)	(0.03)	(0.03)	(0.20)

Total distributions	(0.22)		(0.27)		(0.40)	(0.27)	(0.24)	(0.38)

Net asset value, end of period	$13.15		$12.00		$13.27	$17.45	$15.29	$14.08

TOTAL RETURN	11.52	%(b)	(7.11)%		(22.11)%	16.05%	10.39%	11.69%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$347,281		$303,619		$223,973	$231,854	$149,408	$98,508
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.36%		0.31%	0.32%	0.37%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.34%		0.31%	0.32%	0.37%	0.44%
Ratio of net investment income to average net assets	1.70	%(c)	2.22%		1.87%	1.63%	1.56%	1.65%
Portfolio turnover rate	6	%(b)	5%		14%	18%	25%	38%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

156	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.69		$12.91	$15.94	$15.54	$15.68	$14.33

Gain from investment operations:
Net investment income (a)	0.07		0.13	0.22	0.23	0.17	0.18
Net realized and unrealized gain (loss) on total investments	1.30		(1.61)	(2.39)	1.63	1.26	2.32

Total gain (loss) from investment operations	1.37		(1.48)	(2.17)	1.86	1.43	2.50

Less distributions from:
Net investment income	(0.09)		(0.17)	(0.21)	(0.20)	(0.14)	(0.14)
Net realized gains	—		(0.57)	(0.65)	(1.26)	(1.43)	(1.01)

Total distributions	(0.09)		(0.74)	(0.86)	(1.46)	(1.57)	(1.15)

Net asset value, end of period	$11.97		$10.69	$12.91	$15.94	$15.54	$15.68

TOTAL RETURN	12.97	%(b)	(9.81)%	(14.07)%	12.32%	9.80%	17.74%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$318,445		$301,142	$147,458	$179,670	$181,852	$156,344
Ratio of expenses to average net assets before expense waiver and reimbursement	0.10	%(c)	0.17%	0.16%	0.22%	0.15%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.08%	0.10%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.31	%(c)	1.42%	1.62%	1.41%	1.10%	1.22%
Portfolio turnover rate	6	%(b)	36%	36%	69%	71%	63%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.71		$12.93	$15.98	$15.58	$15.65	$14.32

Gain from investment operations:
Net investment income (a)	0.06		0.10	0.18	0.20	0.13	0.13
Net realized and unrealized gain (loss) on total investments	1.31		(1.61)	(2.40)	1.64	1.27	2.33

Total gain (loss) from investment operations	1.37		(1.51)	(2.22)	1.84	1.40	2.46

Less distributions from:
Net investment income	(0.08)		(0.14)	(0.18)	(0.18)	(0.04)	(0.12)
Net realized gains	—		(0.57)	(0.65)	(1.26)	(1.43)	(1.01)

Total distributions	(0.08)		(0.71)	(0.83)	(1.44)	(1.47)	(1.13)

Net asset value, end of period	$12.00		$10.71	$12.93	$15.98	$15.58	$15.65

TOTAL RETURN	12.88	%(b)	(10.06)%	(14.34)%	12.15%	9.51%	17.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$389,588		$303,721	$69,134	$54,334	$28,500	$409
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.42%	0.41%	0.48%	0.58%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.33%	0.35%	0.33%	0.34%	0.44%
Ratio of net investment income to average net assets	1.07	%(c)	1.06%	1.53%	1.23%	0.88%	0.86%
Portfolio turnover rate	6	%(b)	36%	36%	69%	71%	63%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	157

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.67		$16.09	$23.51	$19.33	$16.64	$13.70

Gain from investment operations:
Net investment income (a)	0.16		0.42	0.72	0.55	0.47	0.41
Net realized and unrealized gain (loss) on total investments	0.29		(0.31)	(7.40)	4.20	2.64	3.05

Total gain (loss) from investment operations	0.45		0.11	(6.68)	4.75	3.11	3.46

Less distributions from:
Net investment income	(0.34)		(0.53)	(0.52)	(0.42)	(0.27)	(0.33)
Net realized gains	—		—	(0.23)	(0.15)	(0.15)	(0.19)

Total distributions	(0.34)		(0.53)	(0.75)	(0.57)	(0.42)	(0.52)

Redemption Fees	—		—	0.01	—	—	—

Net asset value, end of period	$15.78		$15.67	$16.09	$23.51	$19.33	$16.64

TOTAL RETURN	2.88	%(b)	1.76%	(29.23)%	25.01%	19.02%	25.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$759,107		$551,312	$411,451	$496,975	$359,561	$237,853
Ratio of expenses to average net assets before expense waiver and reimbursement	0.11	%(c)	0.16%	0.11%	0.16%	0.17%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.11	%(c)	0.15%	0.11%	0.15%	0.15%	0.16%
Ratio of net investment income to average net assets	2.06	%(c)	3.33%	3.51%	2.54%	2.58%	2.67%
Portfolio turnover rate	11	%(b)	31%	45%	46%	43%	32%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.92		$16.32	$23.87	$19.64	$16.76	$13.67

Gain from investment operations:
Net investment income (a)	0.14		0.40	0.70	0.56	0.48	0.27
Net realized and unrealized gain (loss) on total investments	0.29		(0.30)	(7.54)	4.22	2.63	3.12

Total gain (loss) from investment operations	0.43		0.10	(6.84)	4.78	3.11	3.39

Less distributions from:
Net investment income	(0.31)		(0.50)	(0.49)	(0.40)	(0.08)	(0.11)
Net realized gains	—		—	(0.23)	(0.15)	(0.15)	(0.19)

Total distributions	(0.31)		(0.50)	(0.72)	(0.55)	(0.23)	(0.30)

Redemption Fees	—		—	0.01	—	—	—

Net asset value, end of period	$16.04		$15.92	$16.32	$23.87	$19.64	$16.76

TOTAL RETURN	2.72	%(b)	1.57%	(29.44)%	24.75%	18.72%	25.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$841,537		$692,158	$414,882	$297,164	$82,537	$1,247
Ratio of expenses to average net assets before expense waiver and reimbursement	0.36	%(c)	0.41%	0.35%	0.42%	0.47%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.36	%(c)	0.40%	0.35%	0.34%	0.41%	0.50%
Ratio of net investment income to average net assets	1.77	%(c)	3.08%	3.39%	2.51%	2.56%	1.78%
Portfolio turnover rate	11	%(b)	31%	45%	46%	43%	32%

158	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.67		$15.67

Gain from investment operations:
Net investment income (a)	0.14		0.00	(d)
Net realized and unrealized gain on total investments	0.29		—

Total gain from investment operations	0.43		0.00	(d)

Less distributions from:
Net investment income	(0.33)		—
Net realized gains	—		—

Total distributions	(0.33)		—

Net asset value, end of period	$15.77		$15.67

TOTAL RETURN	2.78	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$257		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.26	%(c)	220.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.26	%(c)	0.30	%(c)
Ratio of net investment income to average net assets	1.82	%(c)	0.00	%(c)
Portfolio turnover rate	11	%(b)	31%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	159

FINANCIAL HIGHLIGHTS	continued

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.71		$6.85	$10.00

Gain from investment operations:
Net investment income (a)	0.06		0.17	0.27
Net realized and unrealized gain (loss) on total investments	0.14		(0.20)	(3.41)

Total gain (loss) from investment operations	0.20		(0.03)	(3.14)

Less distributions from:
Net investment income	(0.15)		(0.11)	(0.01)
Net realized gains	—		—	—

Total distributions	(0.15)		(0.11)	(0.01)

Net asset value, end of period	$6.76		$6.71	$6.85

TOTAL RETURN	2.97	%(b)	0.05%	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$465,520		$359,697	$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.63%	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	1.86	%(c)	3.20%	3.85	%(c)
Portfolio turnover rate	71	%(b)	107%	88	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.77		$7.99	$10.00

Gain from investment operations:
Net investment income (a)	0.05		0.09	0.07
Net realized and unrealized gain (loss) on total investments	0.96		(0.27)	(2.06)

Total gain (loss) from investment operations	1.01		(0.18)	(1.99)

Less distributions from:
Net investment income	(0.09)		(0.04)	(0.02)
Net realized gains	—		—	—

Total distributions	(0.09)		(0.04)	(0.02)

Net asset value, end of period	$8.69		$7.77	$7.99

TOTAL RETURN	13.00	%(b)	(2.04)%	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$646,123		$495,248	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.45%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	1.22	%(c)	1.39%	0.90	%(c)
Portfolio turnover rate	60	%(b)	141%	111	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

160	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.10		$8.03	$10.00

Gain from investment operations:
Net investment income (a)	0.07		0.15	0.19
Net realized and unrealized gain (loss) on total investments	0.67		(0.97)	(2.14)

Total gain (loss) from investment operations	0.74		(0.82)	(1.95)

Less distributions from:
Net investment income	(0.12)		(0.11)	(0.02)
Net realized gains	—		—	—

Total distributions	(0.12)		(0.11)	(0.02)

Net asset value, end of period	$7.72		$7.10	$8.03

TOTAL RETURN	10.55	%(b)	(10.01)%	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$638,609		$498,134	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.45%	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	2.00	%(c)	2.50%	2.64	%(c)
Portfolio turnover rate	16	%(b)	66%	70	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	161

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.92		$9.72	$12.25	$10.97	$10.13	$8.96

Gain from investment operations:
Net investment income (a)	0.09		0.16	0.20	0.20	0.18	0.18
Net realized and unrealized gain (loss) on total investments	1.09		(0.79)	(2.46)	1.38	0.80	1.16

Total gain (loss) from investment operations	1.18		(0.63)	(2.26)	1.58	0.98	1.34

Less distributions from:
Net investment income	(0.15)		(0.17)	(0.15)	(0.18)	(0.14)	(0.13)
Net realized gains	—		0.00 (e)	(0.12)	(0.12)	0.00 (e)	(0.04)

Total distributions	(0.15)		(0.17)	(0.27)	(0.30)	(0.14)	(0.17)

Net asset value, end of period	$9.95		$8.92	$9.72	$12.25	$10.97	$10.13

TOTAL RETURN	13.34	%(b)	(5.98)%	(18.81)%	14.65%	9.77%	15.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$214,345		$177,486	$165,991	$186,561	$129,712	$114,491
Ratio of expenses to average net assets before expense waiver and reimbursement	0.20	%(c)	0.24%	0.21%	0.23%	0.19%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.20	%(c)	0.22%	0.21%	0.20%	0.17%	0.10%
Ratio of net investment income to average net assets	1.83	%(c)	2.18%	1.82%	1.66%	1.69%	1.87%
Portfolio turnover rate	4	%(b)	16%	15%	30%	18%	17%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.01		$9.81	$12.37	$11.08	$10.23	$9.08

Gain from investment operations:
Net investment income (a)	0.07		0.14	0.17	0.17	0.15	0.14
Net realized and unrealized gain (loss) on total investments	1.11		(0.79)	(2.48)	1.40	0.81	1.17

Total gain (loss) from investment operations	1.18		(0.65)	(2.31)	1.57	0.96	1.31

Less distributions from:
Net investment income	(0.13)		(0.15)	(0.13)	(0.16)	(0.11)	(0.12)
Net realized gains	—		0.00 (e)	(0.12)	(0.12)	0.00 (e)	(0.04)

Total distributions	(0.13)		(0.15)	(0.25)	(0.28)	(0.11)	(0.16)

Net asset value, end of period	$10.06		$9.01	$9.81	$12.37	$11.08	$10.23

TOTAL RETURN	13.21	%(b)	(6.17)%	(19.02)%	14.36%	9.45%	14.41%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$433,532		$377,937	$294,803	$145,444	$79,640	$50,855
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45	%(c)	0.49%	0.45%	0.48%	0.50%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.47%	0.45%	0.45%	0.45%	0.44%
Ratio of net investment income to average net assets	1.58	%(c)	1.92%	1.57%	1.43%	1.41%	1.46%
Portfolio turnover rate	4	%(b)	16%	15%	30%	18%	17%

162	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.23		$8.99		$11.35	$10.18	$10.00

Gain from investment operations:
Net investment income (a)	0.07		0.14		0.18	0.18	0.10
Net realized and unrealized gain (loss) on total investments	1.02		(0.74)		(2.27)	1.29	0.08

Total gain (loss) from investment operations	1.09		(0.60)		(2.09)	1.47	0.18

Less distributions from:
Net investment income	(0.14)		(0.16)		(0.15)	(0.18)	—
Net realized gains	—		0.00	(e)	(0.12)	(0.12)	—

Total distributions	(0.14)		(0.16)		(0.27)	(0.30)	—

Net asset value, end of period	$9.18		$8.23		$8.99	$11.35	$10.18

TOTAL RETURN	13.35	%(b)	(6.16)%		(18.81)%	14.67%	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$163,511		$144,580		$150,123	$173,911	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.56%		0.49%	0.51%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.38%		0.28%	0.21%	0.40	%(c)
Ratio of net investment income to average net assets	1.70	%(c)	2.02%		1.75%	1.63%	1.95	%(c)
Portfolio turnover rate	4	%(b)	16%		15%	30%	18%

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.92		$8.92

Gain from investment operations:
Net investment income (a)	0.08		0.00	(e)
Net realized and unrealized gain on total investments	1.09		—

Total gain from investment operations	1.17		0.00	(e)

Less distributions from:
Net investment income	(0.15)		—
Net realized gains	—		—

Total distributions	(0.15)		—

Net asset value, end of period	$9.94		$8.92

TOTAL RETURN	13.19	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$23,428		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.36	%(c)	220.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.36	%(c)	0.37	%(c)
Ratio of net investment income to average net assets	1.62	%(c)	0.00	%(c)
Portfolio turnover rate	4	%(b)	16%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	163

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.24		$10.51	$14.65	$15.34	$14.46	$13.50

Gain from investment operations:
Net investment income (a)	0.11		0.23	0.27	0.22	0.34	0.52
Net realized and unrealized gain (loss) on total investments	1.45		(3.31)	(2.24)	0.47	2.69	2.47

Total gain (loss) from investment operations	1.56		(3.08)	(1.97)	0.69	3.03	2.99

Less distributions from:
Net investment income	(0.11)		(0.19)	(0.39)	(0.48)	(0.57)	(0.57)
Net realized gains	—		—	(1.62)	(0.90)	(1.58)	(1.46)
Return of capital	—		—	(0.16)	—	—	—

Total distributions	(0.11)		(0.19)	(2.17)	(1.38)	(2.15)	(2.03)

Net asset value, end of period	$8.69		$7.24	$10.51	$14.65	$15.34	$14.46

TOTAL RETURN	21.59	%(b)	(28.84)%	(13.54)%	4.26%	23.49%	22.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$254,170		$200,324	$242,867	$252,164	$218,442	$240,806
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56	%(c)	0.60%	0.56%	0.58%	0.42%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56	%(c)	0.56%	0.56%	0.55%	0.42%	0.17%
Ratio of net investment income to average net assets	2.79	%(c)	3.98%	2.38%	1.39%	2.40%	3.66%
Portfolio turnover rate	34	%(b)	78%	94%	116%	174%	244%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.46		$10.81	$15.00	$15.66	$14.66	$13.62

Gain from investment operations:
Net investment income (a)	0.10		0.21	0.24	0.19	0.31	0.48
Net realized and unrealized gain (loss) on total investments	1.50		(3.39)	(2.28)	0.49	2.76	2.53

Total gain (loss) from investment operations	1.60		(3.18)	(2.04)	0.68	3.07	3.01

Less distributions from:
Net investment income	(0.10)		(0.17)	(0.37)	(0.44)	(0.49)	(0.51)
Net realized gains	—		—	(1.62)	(0.90)	(1.58)	(1.46)
Return of capital	—		—	(0.16)	—	—	—

Total distributions	(0.10)		(0.17)	(2.15)	(1.34)	(2.07)	(1.97)

Net asset value, end of period	$8.96		$7.46	$10.81	$15.00	$15.66	$14.66

TOTAL RETURN	21.50	%(b)	(28.95)%	(13.76)%	4.11%	23.45%	22.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$217,495		$159,554	$172,078	$191,671	$197,157	$150,382
Ratio of expenses to average net assets before expense waiver and reimbursement	0.81	%(c)	0.85%	0.81%	0.84%	0.71%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.81	%(c)	0.81%	0.81%	0.80%	0.70%	0.48%
Ratio of net investment income to average net assets	2.50	%(c)	3.53%	2.03%	1.18%	2.14%	3.36%
Portfolio turnover rate	34	%(b)	78%	94%	116%	174%	244%

164	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.20		$10.46		$14.59	$15.27	$14.35	$13.37

Gain from investment operations:
Net investment income (a)	0.10		0.23		0.31	0.21	0.31	0.47
Net realized and unrealized gain (loss) on total investments	1.44		(3.31)		(2.28)	0.47	2.70	2.48

Total gain (loss) from investment operations	1.54		(3.08)		(1.97)	0.68	3.01	2.95

Less distributions from:
Net investment income	(0.10)		(0.18)		(0.38)	(0.46)	(0.51)	(0.51)
Net realized gains	—		—		(1.60)	(0.90)	(1.58)	(1.46)
Return of capital	—		—		(0.18)	—	—	—

Total distributions	(0.10)		(0.18)		(2.16)	(1.36)	(2.09)	(1.97)

Net asset value, end of period	$8.64		$7.20		$10.46	$14.59	$15.27	$14.35

TOTAL RETURN	21.51	%(b)	(29.01)%		(13.66)%	4.26%	23.50%	22.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$92,197		$77,475		$118,076	$174,936	$189,084	$160,218
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69	%(c)	1.06%		0.85%	0.83%	0.62%	0.46%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69	%(c)	0.75%		0.70%	0.65%	0.62%	0.46%
Ratio of net investment income to average net assets	2.67	%(c)	3.89%		2.68%	1.32%	2.21%	3.37%
Portfolio turnover rate	34	%(b)	78%		94%	116%	174%	244%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.24		$7.24

Gain from investment operations:
Net investment income (a)	0.09		0.00	(d)
Net realized and unrealized gain on total investments	1.47		—

Total gain from investment operations	1.56		0.00	(d)

Less distributions from:
Net investment income	(0.10)		—
Net realized gains	—		—

Total distributions	(0.10)		—

Net asset value, end of period	$8.70		$7.24

TOTAL RETURN	21.65	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$13,070		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.72	%(c)
Ratio of net investment income to average net assets	2.39	%(c)	0.00	%(c)
Portfolio turnover rate	34	%(b)	78%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	165

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.73		$8.86	$11.03	$10.11	$10.00

Gain from investment operations:
Net investment income (a)	0.09		0.24	0.33	0.33	0.11
Net realized and unrealized gain (loss) on total investments	0.56		(0.13)	(2.16)	1.12	0.11

Total gain (loss) from investment operations	0.65		0.11	(1.83)	1.45	0.22

Less distributions from:
Net investment income	(0.15)		(0.24)	(0.33)	(0.53)	(0.11)
Net realized gains	—		—	(0.01)	—	—

Total distributions	(0.15)		(0.24)	(0.34)	(0.53)	(0.11)

Net asset value, end of period	$9.23		$8.73	$8.86	$11.03	$10.11

TOTAL RETURN	7.54	%(b)	1.74%	(16.92)%	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$1,225		$2,011	$1,832	$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement(e)	0.06	%(c)	0.10%	0.07%	0.12%	1.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement(e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.04	%(c)	3.15%	3.28%	3.12%	2.26	%(c)
Portfolio turnover rate	8	%(b)	48%	26%	13%	8	%(b)

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.72		$8.86	$11.03	$10.13	$10.00

Gain from investment operations:
Net investment income (a)	0.08		0.21	0.29	0.35	0.11
Net realized and unrealized gain (loss) on total investments	0.57		(0.12)	(2.14)	1.06	0.11

Total gain (loss) from investment operations	0.65		0.09	(1.85)	1.41	0.22

Less distributions from:
Net investment income	(0.14)		(0.23)	(0.31)	(0.51)	(0.09)
Net realized gains	—		—	(0.01)	—	—

Total distributions	(0.14)		(0.23)	(0.32)	(0.51)	(0.09)

Net asset value, end of period	$9.23		$8.72	$8.86	$11.03	$10.13

TOTAL RETURN	7.54	%(b)	1.39%	(17.10)%	14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$25,300		$21,287	$13,678	$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement(e)	0.31	%(c)	0.34%	0.31%	0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement(e)	0.25	%(c)	0.25%	0.24%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.81	%(c)	2.82%	2.84%	3.26%	2.14	%(c)
Portfolio turnover rate	8	%(b)	48%	26%	13%	8	%(b)

166	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.75		$8.88	$11.05	$10.16	$10.00

Gain from investment operations:
Net investment income (a)	0.09		0.24	0.32	0.22	0.13
Net realized and unrealized gain (loss) on total investments	0.56		(0.13)	(2.15)	1.21	0.10

Total gain (loss) from investment operations	0.65		0.11	(1.83)	1.43	0.23

Less distributions from:
Net investment income	(0.15)		(0.24)	(0.33)	(0.54)	(0.07)
Net realized gains	—		—	(0.01)	—	—

Total distributions	(0.15)		(0.24)	(0.34)	(0.54)	(0.07)

Net asset value, end of period	$9.25		$8.75	$8.88	$11.05	$10.16

TOTAL RETURN	7.49	%(b)	1.70%	(16.89)%	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$500,770		$471,190	$489,340	$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement(e)	0.15	%(c)	0.44%	0.37%	0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement(e)	0.10	%(c)	0.05%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.96	%(c)	3.16%	3.16%	1.99%	2.56	%(c)
Portfolio turnover rate	8	%(b)	48%	26%	13%	8	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	The Fund’s expenses do not include the expenses of the underlying Funds.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	167

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06		9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.20		$9.68		$9.94	$9.97	$10.10		$10.29

Gain from investment operations:
Net investment income (a)	0.18		0.41		0.48	0.49	0.47		0.42
Net realized and unrealized gain (loss) on total investments	0.03		0.52		(0.26)	(0.03)	(0.13)		(0.14)

Total gain from investment operations	0.21		0.93		0.22	0.46	0.34		0.28

Less distributions from:
Net investment income	(0.18)		(0.41)		(0.48)	(0.49)	(0.47)		(0.42)
Net realized gains	—		—		—	—	—		(0.04)
Return of Capital	—		—		—	—	—		(0.01)

Total distributions	(0.18)		(0.41)		(0.48)	(0.49)	(0.47)		(0.47)

Net asset value, end of period	$10.23		$10.20		$9.68	$9.94	$9.97		$10.10

TOTAL RETURN	2.09	%(b)	10.00%		2.06%	4.74%	3.46%		2.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$2,434,947		$2,151,009		$1,883,323	$1,615,363	$1,709,874		$1,455,931
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.36%		0.32%	0.32%	0.25%		0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.34%		0.32%	0.32%	0.25%		0.14%
Ratio of net investment income to average net assets	3.56	%(c)	4.20%		4.79%	4.91%	4.71%		4.10%
Portfolio turnover rate	79	%(b)(f)	173	%(f)	113%	189%	183%		274%

	Retirement Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.37		$9.84		$10.10	$10.13	$10.00

Gain from investment operations:
Net investment income (a)	0.17		0.39		0.46	0.47	0.24
Net realized and unrealized gain (loss) on total investments	0.03		0.54		(0.27)	(0.03)	0.11

Total gain from investment operations	0.20		0.93		0.19	0.44	0.35

Less distributions from:
Net investment income	(0.17)		(0.40)		(0.45)	(0.47)	(0.22)
Net realized gains	—		—		—	—	—

Total distributions	(0.17)		(0.40)		(0.45)	(0.47)	(0.22)

Net asset value, end of period	$10.40		$10.37		$9.84	$10.10	$10.13

TOTAL RETURN	1.96	%(b)	9.64%		1.87%	4.43%	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$219,772		$121,753		$28,760	$8,302	$1,270
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.62%		0.57%	0.59%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58	%(c)	0.59%		0.57%	0.59%	0.55	%(c)
Ratio of net investment income to average net assets	3.30	%(c)	3.86%		4.56%	4.69%	4.69	%(c)
Portfolio turnover rate	79	%(b)(f)	173	%(f)	113%	189%	183%

168	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.36		$9.83		$10.09	$10.11	$10.00

Gain from investment operations:
Net investment income (a)	0.18		0.41		0.48	0.49	0.23
Net realized and unrealized gain (loss) on total investments	0.03		0.53		(0.27)	(0.03)	0.11

Total gain from investment operations	0.21		0.94		0.21	0.46	0.34

Less distributions from:
Net investment income	(0.18)		(0.41)		(0.47)	(0.48)	(0.23)
Net realized gains	—		—		—	—	—

Total distributions	(0.18)		(0.41)		(0.47)	(0.48)	(0.23)

Net asset value, end of period	$10.39		$10.36		$9.83	$10.09	$10.11

TOTAL RETURN	2.02	%(b)	9.75%		2.08%	4.68%	3.42	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$45,565		$35,143		$21,166	$7,078	$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.68%		0.56%	0.60%	7.52	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.50%		0.39%	0.42%	0.60	%(c)
Ratio of net investment income to average net assets	3.43	%(c)	4.04%		4.73%	4.87%	4.63	%(c)
Portfolio turnover rate	79	%(b)(f)	173	%(f)	113%	189%	183%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.20		$10.20

Gain from investment operations:
Net investment income (a)	0.17		0.00	(e)
Net realized and unrealized gain on total investments	0.03		—

Total gain from investment operations	0.20		0.00	(e)

Less distributions from:
Net investment income	(0.17)		—
Net realized gains	—		—

Total distributions	(0.17)		—

Net asset value, end of period	$10.23		$10.20

TOTAL RETURN	2.01	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$255		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	3.41	%(c)	0.00	%(c)
Portfolio turnover rate	79	%(b)(f)	173	%(f)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006. (e) Amount represents less than $0.01 per share.

(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending March 31, 2010 and September 30, 2009 were 30% and 113%, respectively.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	169

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09		9/30/08	9/30/07		9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78		$9.38		$10.00	$10.10		$10.00

Gain from investment operations:
Net investment income (a)	0.25		0.47		0.51	0.51		0.26
Net realized and unrealized gain (loss) on total investments	0.14		0.40		(0.62)	(0.10)		0.10

Total gain (loss) from investment operations	0.39		0.87		(0.11)	0.41		0.36

Less distributions from:
Net investment income	(0.25)		(0.47)		(0.51)	(0.51)		(0.26)
Net realized gains	—		—		—	(0.00	)(e)	—

Total distributions	(0.25)		(0.47)		(0.51)	(0.51)		(0.26)

Net asset value, end of period	$9.92		$9.78		$9.38	$10.00		$10.10

TOTAL RETURN	4.00	%(b)	9.67%		(1.18)%	4.16%		3.62	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$214,849		$206,893		$245,035	$282,159		$57,393
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.40%		0.38%	0.42%		0.62	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%		0.35%	0.35%		0.35	%(c)
Ratio of net investment income to average net assets	5.04	%(c)	5.07%		5.17%	5.12%		5.15	%(c)
Portfolio turnover rate	58	%(b)(f)	143	%(f)	92%	137%		92%

	Retirement Class

	3/31/10		9/30/09		9/30/08	9/30/07		9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.79		$9.39		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (a)	0.23		0.45		0.49	0.49		0.25
Net realized and unrealized gain (loss) on total investments	0.15		0.40		(0.63)	(0.09)		0.10

Total gain (loss) from investment operations	0.38		0.85		(0.14)	0.40		0.35

Less distributions from:
Net investment income	(0.24)		(0.45)		(0.49)	(0.50)		(0.23)
Net realized gains	—		—		—	(0.00	)(e)	—

Total distributions	(0.24)		(0.45)		(0.49)	(0.50)		(0.23)

Net asset value, end of period	$9.93		$9.79		$9.39	$10.02		$10.12

TOTAL RETURN	3.87	%(b)	9.39%		(1.49)%	4.01%		3.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$76,017		$58,533		$9,913	$8,830		$2,474
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63	%(c)	0.65%		0.63%	0.72%		4.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.60%		0.61%	0.55%		0.55	%(c)
Ratio of net investment income to average net assets	4.78	%(c)	4.80%		4.95%	4.92%		5.03	%(c)
Portfolio turnover rate	58	%(b)(f)	143	%(f)	92%	137%		92%

170	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07		9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.80		$9.40		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (a)	0.24		0.46		0.50	0.50		0.25
Net realized and unrealized gain (loss) on total investments	0.14		0.40		(0.61)	(0.10)		0.10

Total gain (loss) from investment operations	0.38		0.86		(0.11)	0.40		0.35

Less distributions from:
Net investment income	(0.24)		(0.46)		(0.51)	(0.50)		(0.23)
Net realized gains	—		—		—	(0.00	)(e)	—

Total distributions	(0.24)		(0.46)		(0.51)	(0.50)		(0.23)

Net asset value, end of period	$9.94		$9.80		$9.40	$10.02		$10.12

TOTAL RETURN	3.95	%(b)	9.50%		(1.26)%	4.09%		3.55	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$258,182		$247,928		$241,183	$264,897		$2,581
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.74%		0.74%	0.77%		3.73	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.49%		0.44%	0.41%		0.50	%(c)
Ratio of net investment income to average net assets	4.94	%(c)	4.93%		5.09%	5.07%		5.06	%(c)
Portfolio turnover rate	58	%(b)(f)	143	%(f)	92%	137%		92%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78		$9.78

Gain from investment operations:
Net investment income (a)	0.24		0.00	(e)
Net realized and unrealized gain on total investments	0.14		—

Total gain from investment operations	0.38		0.00	(e)

Less distributions from:
Net investment income	(0.24)		—
Net realized gains	—		—

Total distributions	(0.24)		—

Net asset value, end of period	$9.92		$9.78

TOTAL RETURN	3.93	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$260		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	4.89	%(c)	0.00	%(c)
Portfolio turnover rate	58	%(b)(f)	143	%(f)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending March 31, 2010 and September 30, 2009 were 34% and 108%, respectively.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	171

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07		9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.11		$9.78	$10.04	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.15		0.36	0.45	0.48		0.24
Net realized and unrealized gain (loss) on total investments	0.05		0.33	(0.26)	(0.00	)(e)	0.04

Total gain from investment operations	0.20		0.69	0.19	0.48		0.28

Less distributions from:
Net investment income	(0.15)		(0.36)	(0.45)	(0.48)		(0.24)
Net realized gains	—		—	—	(0.00	)(e)	—

Total distributions	(0.15)		(0.36)	(0.45)	(0.48)		(0.24)

Net asset value, end of period	$10.16		$10.11	$9.78	$10.04		$10.04

TOTAL RETURN	2.03	%(b)	7.23%	1.88%	4.87%		2.83	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$114,665		$101,583	$135,936	$163,035		$56,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.38%	0.37%	0.40%		0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)	0.29%	0.31%	0.30%		0.30	%(c)
Ratio of net investment income to average net assets	3.04	%(c)	3.66%	4.46%	4.76%		4.87	%(c)
Portfolio turnover rate	41	%(b)	173%	102%	82%		83%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07		9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.12		$9.78	$10.05	$10.06		$10.00

Gain from investment operations:
Net investment income (a)	0.14		0.34	0.42	0.46		0.24
Net realized and unrealized gain (loss) on total investments	0.05		0.34	(0.26)	(0.00	)(e)	0.03

Total gain from investment operations	0.19		0.68	0.16	0.46		0.27

Less distributions from:
Net investment income	(0.14)		(0.34)	(0.43)	(0.47)		(0.21)
Net realized gains	—		—	—	(0.00	)(e)	—

Total distributions	(0.14)		(0.34)	(0.43)	(0.47)		(0.21)

Net asset value, end of period	$10.17		$10.12	$9.78	$10.05		$10.06

TOTAL RETURN	1.90	%(b)	7.07%	1.56%	4.63%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$96,988		$56,366	$19,752	$12,785		$2,473
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.64%	0.63%	0.67%		4.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.54%	0.56%	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	2.76	%(c)	3.40%	4.23%	4.58%		4.76	%(c)
Portfolio turnover rate	41	%(b)	173%	102%	82%		83%

172	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07		9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.12		$9.78		$10.05	$10.05		$10.00

Gain from investment operations:
Net investment income (a)	0.15		0.35		0.44	0.47		0.24
Net realized and unrealized gain (loss) on total investments	0.05		0.34		(0.27)	0.01		0.03

Total gain from investment operations	0.20		0.69		0.17	0.48		0.27

Less distributions from:
Net investment income	(0.15)		(0.35)		(0.44)	(0.48)		(0.22)
Net realized gains	—		—		—	(0.00	)(e)	—

Total distributions	(0.15)		(0.35)		(0.44)	(0.48)		(0.22)

Net asset value, end of period	$10.17		$10.12		$9.78	$10.05		$10.05

TOTAL RETURN	1.97	%(b)	7.19%		1.71%	4.86%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$127,163		$111,912		$104,084	$101,059		$3,331
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45	%(c)	0.71%		0.67%	0.76%		2.88	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.41	%(c)	0.43%		0.38%	0.34%		0.45	%(c)
Ratio of net investment income to average net assets	2.92	%(c)	3.53%		4.40%	4.69%		4.82	%(c)
Portfolio turnover rate	41	%(b)	173%		102%	82%		83%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.11		$10.11

Gain from investment operations:
Net investment income (a)	0.14		0.00	(e)
Net realized and unrealized gain on total investments	0.07		—

Total gain from investment operations	0.21		0.00	(e)

Less distributions from:
Net investment income	(0.15)		—
Net realized gains	—		—

Total distributions	(0.15)		—

Net asset value, end of period	$10.17		$10.11

TOTAL RETURN	2.05	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$6,093		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	220.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.45	%(c)
Ratio of net investment income to average net assets	2.78	%(c)	0.00	%(c)
Portfolio turnover rate	41	%(b)	173%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	173

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04		$8.41	$9.94	$9.92	$10.00

Gain from investment operations:
Net investment income (a)	0.36		0.78	0.76	0.72	0.35
Net realized and unrealized gain (loss) on total investments	0.37		0.63	(1.52)	0.02	(0.08)

Total gain (loss) from investment operations	0.73		1.41	(0.76)	0.74	0.27

Less distributions from:
Net investment income	(0.36)		(0.78)	(0.76)	(0.72)	(0.35)
Net realized gains	—		—	(0.01)	—	—

Total distributions	(0.36)		(0.78)	(0.77)	(0.72)	(0.35)

Net asset value, end of period	$9.41		$9.04	$8.41	$9.94	$9.92

TOTAL RETURN	8.28	%(b)	18.83%	(8.15)%	7.66%	2.82	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$301,432		$245,983	$228,048	$228,834	$53,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.42	%(c)	0.45%	0.43%	0.49%	0.67	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	7.95	%(c)	10.07%	8.05%	7.30%	7.16	%(c)
Portfolio turnover rate	51	%(b)	79%	59%	43%	26%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04		$8.41	$9.95	$9.92	$10.00

Gain from investment operations:
Net investment income (a)	0.35		0.76	0.74	0.71	0.36
Net realized and unrealized gain (loss) on total investments	0.37		0.63	(1.53)	0.03	(0.12)

Total gain (loss) from investment operations	0.72		1.39	(0.79)	0.74	0.24

Less distributions from:
Net investment income	(0.35)		(0.76)	(0.74)	(0.71)	(0.32)
Net realized gains	—		—	(0.01)	—	—

Total distributions	(0.35)		(0.76)	(0.75)	(0.71)	(0.32)

Net asset value, end of period	$9.41		$9.04	$8.41	$9.95	$9.92

TOTAL RETURN	8.14	%(b)	18.54%	(8.45)%	7.61%	2.51	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$150,019		$125,322	$28,694	$15,869	$6,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.67	%(c)	0.71%	0.69%	0.73%	5.28	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)	0.65%	0.65%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	7.68	%(c)	9.38%	7.91%	7.10%	7.19	%(c)
Portfolio turnover rate	51	%(b)	79%	59%	43%	26%

174	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.08		$8.44		$9.98	$9.94	$10.00

Gain from investment operations:
Net investment income (a)	0.36		0.77		0.75	0.72	0.35
Net realized and unrealized gain (loss) on total investments	0.37		0.64		(1.53)	0.03	(0.09)

Total gain (loss) from investment operations	0.73		1.41		(0.78)	0.75	0.26

Less distributions from:
Net investment income	(0.36)		(0.77)		(0.75)	(0.71)	(0.32)
Net realized gains	—		—		(0.01)	—	—

Total distributions	(0.36)		(0.77)		(0.76)	(0.71)	(0.32)

Net asset value, end of period	$9.45		$9.08		$8.44	$9.98	$9.94

TOTAL RETURN	8.19	%(b)	18.78%		(8.28)%	7.76%	2.72	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$142,995		$126,323		$101,026	$143,329	$2,819
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.79%		0.71%	0.76%	3.56	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.54%		0.48%	0.47%	0.55	%(c)
Ratio of net investment income to average net assets	7.82	%(c)	9.86%		7.94%	7.25%	7.13	%(c)
Portfolio turnover rate	51	%(b)	79%		59%	43%	26%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04		$9.04

Gain from investment operations:
Net investment income (a)	0.36		0.00	(e)
Net realized and unrealized gain on total investments	0.37		—

Total gain from investment operations	0.73		0.00	(e)

Less distributions from:
Net investment income	(0.36)		—
Net realized gains	—		—

Total distributions	(0.36)		—

Net asset value, end of period	$9.41		$9.04

TOTAL RETURN	8.20	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$7,633		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.55	%(c)
Ratio of net investment income to average net assets	7.86	%(c)	0.00	%(c)
Portfolio turnover rate	51	%(b)	79%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	175

FINANCIAL HIGHLIGHTS	continued

TAX-EXEMPT BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.51		$9.69	$10.13	$10.19	$10.00

Gain from investment operations:
Net investment income (a)	0.19		0.38	0.36	0.38	0.19
Net realized and unrealized gain (loss) on total investments	(0.15)		0.82	(0.44)	(0.06)	0.19

Total gain (loss) from investment operations	0.04		1.20	(0.08)	0.32	0.38

Less distributions from:
Net investment income	(0.19)		(0.38)	(0.36)	(0.38)	(0.19)
Net realized gains	(0.02)		0.00 (e)	0.00 (e)	—	—

Total distributions	(0.21)		(0.38)	(0.36)	(0.38)	(0.19)

Net asset value, end of period	$10.34		$10.51	$9.69	$10.13	$10.19

TOTAL RETURN	0.38	%(b)	12.70%	(0.87)%	3.21%	3.85	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$17,129		$23,263	$66,144	$75,790	$51,414
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.42%	0.41%	0.46%	0.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%	0.36%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	3.69	%(c)	3.83%	3.51%	3.76%	3.79	%(c)
Portfolio turnover rate	16	%(b)	28%	50%	48%	73%

	Retail Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.52		$9.70	$10.14	$10.20	$10.00

Gain from investment operations:
Net investment income (a)	0.19		0.36	0.35	0.38	0.19
Net realized and unrealized gain (loss) on total investments	(0.15)		0.83	(0.44)	(0.06)	0.18

Total gain (loss) from investment operations	0.04		1.19	(0.09)	0.32	0.37

Less distributions from:
Net investment income	(0.19)		(0.37)	(0.35)	(0.38)	(0.17)
Net realized gains	(0.02)		0.00 (e)	0.00 (e)	—	—

Total distributions	(0.21)		(0.37)	(0.35)	(0.38)	(0.17)

Net asset value, end of period	$10.35		$10.52	$9.70	$10.14	$10.20

TOTAL RETURN	0.33	%(b)	12.55%	(0.90)%	3.16%	3.77	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$267,824		$236,065	$179,559	$179,606	$4,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.70%	0.65%	0.72%	2.93	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.47%	0.39%	0.39%	0.50	%(c)
Ratio of net investment income to average net assets	3.61	%(c)	3.67%	3.49%	3.76%	3.77	%(c)
Portfolio turnover rate	16	%(b)	28%	50%	48%	73%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

176	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53		$10.07	$10.12	$10.08	$10.69	$10.75

Gain from investment operations:
Net investment income (a)	0.14		(0.02)	0.71	0.41	0.56	0.43
Net realized and unrealized gain (loss) on total investments	0.10		0.48	(0.07)	0.03	(0.39)	0.12

Total gain from investment operations	0.24		0.46	0.64	0.44	0.17	0.55

Less distributions from:
Net investment income	(0.13)		0.00 (e)	(0.69)	(0.40)	(0.57)	(0.46)
Net realized gains	—		—	—	—	(0.21)	(0.15)

Total distributions	(0.13)		0.00 (e)	(0.69)	(0.40)	(0.78)	(0.61)

Net asset value, end of period	$10.64		$10.53	$10.07	$10.12	$10.08	$10.69

TOTAL RETURN	2.27	%(b)	4.57%	6.20%	4.51%	1.70%	5.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$655,801		$524,468	$440,993	$438,862	$363,157	$325,636
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.39%	0.34%	0.36%	0.28%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%	0.34%	0.35%	0.28%	0.14%
Ratio of net investment income to average net assets	2.54	%(c)	(0.18)%	6.67%	4.07%	5.46%	3.97%
Portfolio turnover rate	6	%(b)	17%	16%	26%	83%	239%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.62		$10.18	$10.23	$10.19	$10.00

Gain from investment operations:
Net investment income (a)	0.12		(0.02)	0.82	0.45	0.31
Net realized and unrealized gain (loss) on total investments	0.11		0.46	(0.20)	(0.02)	0.09

Total gain from investment operations	0.23		0.44	0.62	0.43	0.40

Less distributions from:
Net investment income	(0.12)		0.00 (e)	(0.67)	(0.39)	(0.21)
Net realized gains	—		—	—	—	—

Total distributions	(0.12)		0.00 (e)	(0.67)	(0.39)	(0.21)

Net asset value, end of period	$10.73		$10.62	$10.18	$10.23	$10.19

TOTAL RETURN	2.14	%(b)	4.33%	5.95%	4.29%	4.04	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$166,046		$112,192	$88,127	$17,840	$5,661
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60	%(c)	0.64%	0.59%	0.61%	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.60%	0.59%	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	2.25	%(c)	(0.20)%	7.57%	4.47%	6.08	%(c)
Portfolio turnover rate	6	%(b)	17%	16%	26%	83%

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	177

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.34		$9.90	$9.96	$9.93	$10.54	$10.63

Gain from investment operations:
Net investment income (a)	0.13		(0.06)	0.77	0.38	0.54	0.43
Net realized and unrealized gain (loss) on total investments	0.09		0.50	(0.15)	0.04	(0.39)	0.11

Total gain from investment operations	0.22		0.44	0.62	0.42	0.15	0.54

Less distributions from:
Net investment income	(0.12)		0.00 (e)	(0.68)	(0.39)	(0.55)	(0.48)
Net realized gains	—		—	—	—	(0.21)	(0.15)

Total distributions	(0.12)		0.00 (e)	(0.68)	(0.39)	(0.76)	(0.63)

Net asset value, end of period	$10.44		$10.34	$9.90	$9.96	$9.93	$10.54

TOTAL RETURN	2.16	%(b)	4.45%	6.11%	4.35%	1.53%	5.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$137,573		$127,272	$131,575	$56,824	$59,388	$70,277
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.66%	0.58%	0.63%	0.47%	0.30%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.49%	0.44%	0.48%	0.43%	0.30%
Ratio of net investment income to average net assets	2.41	%(c)	(0.59)%	7.28%	3.85%	5.32%	4.04%
Portfolio turnover rate	6	%(b)	17%	16%	26%	83%	239%

	Premier Class

	3/31/10		9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53		$10.53

Gain from investment operations:
Net investment income (a)	0.13		0.00	(e)
Net realized and unrealized gain on total investments	0.09		—

Total gain from investment operations	0.22		0.00	(e)

Less distributions from:
Net investment income	(0.12)		—
Net realized gains	—		—

Total distributions	(0.12)		—

Net asset value, end of period	$10.63		$10.53

TOTAL RETURN	2.10	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$255		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	2.38	%(c)	0.00	%(c)
Portfolio turnover rate	6	%(b)	17%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

178	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.16		0.01
Net realized and unrealized gain on total investments	—		0.04

Total gain from investment operations	0.16		0.05

Less distributions from:
Net investment income	(0.16)		(0.01)
Net realized gains	0.00	(e)	—

Total distributions	(0.16)		(0.01)

Net asset value, end of period	$10.04		$10.04

TOTAL RETURN	1.61	%(b)	0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$114,451		$99,497
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41	%(c)	3.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.12	%(c)
Ratio of net investment income to average net assets	3.17	%(c)	1.65	%(c)
Portfolio turnover rate	21	%(b)	279	%(b)

	Retirement Class

	3/31/10		9/30/09	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.15		0.01
Net realized and unrealized gain on total investments	—		0.04

Total gain from investment operations	0.15		0.05

Less distributions from:
Net investment income	(0.15)		(0.01)
Net realized gains	0.00	(e)	—

Total distributions	(0.15)		(0.01)

Net asset value, end of period	$10.04		$10.04

TOTAL RETURN	1.48	%(b)	0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$1,068		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66	%(c)	6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.36	%(c)
Ratio of net investment income to average net assets	2.92	%(c)	1.41	%(c)
Portfolio turnover rate	21	%(b)	279	%(b)

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	179

FINANCIAL HIGHLIGHTS	continued

BOND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.14		0.01
Net realized and unrealized gain on total investments	—		0.04

Total gain from investment operations	0.14		0.05

Less distributions from:
Net investment income	(0.14)		(0.01)
Net realized gains	0.00	(e)	—

Total distributions	(0.14)		(0.01)

Net asset value, end of period	$10.04		$10.04

TOTAL RETURN	1.45	%(b)	0.46	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$2,165		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44	%(c)	0.45	%(c)
Ratio of net investment income to average net assets	2.88	%(c)	1.32	%(c)
Portfolio turnover rate	21	%(b)	279	%(b)

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04		$10.04

Gain from investment operations:
Net investment income (a)	0.15		—
Net realized and unrealized gain on total investments	—		—

Total gain from investment operations	0.15		—

Less distributions from:
Net investment income	(0.15)		—
Net realized gains	0.00	(e)	—

Total distributions	(0.15)		—

Net asset value, end of period	$10.04		$10.04

TOTAL RETURN	1.53	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$1,015		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56	%(c)	55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27	%(c)	0.28	%(c)
Ratio of net investment income to average net assets	3.02	%(c)	0.00	%(c)
Portfolio turnover rate	21	%(b)	279	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on September 14, 2009.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

180	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06		9/30/05

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.01	0.03	0.05	0.05		0.03
Net realized and unrealized gain on total investments	—		—	—	—	—		—

Total gain from investment operations	0.00	(e)	0.01	0.03	0.05	0.05		0.03

Less distributions from:
Net investment income	0.00	(e)	(0.01)	(0.03)	(0.05)	(0.05)		(0.03)
Net realized gains	—		—	—	—	—		—

Total distributions	0.00	(e)	(0.01)	(0.03)	(0.05)	(0.05)		(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN	0.07	%(b)	1.03%	3.51%	5.37%	4.70%		2.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$403,609		$336,137	$293,537	$235,421	$272,119		$200,545
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15	%(c)	0.22%	0.14%	0.14%	0.14%		0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(c)	0.17%	0.14%	0.14%	0.13%		0.09%
Ratio of net investment income to average net assets	0.13	%(c)	1.00%	3.39%	5.21%	4.65%		2.65%

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.01	0.03	0.05	0.03
Net realized and unrealized gain on total investments	—		—	—	—	—

Total gain from investment operations	0.00	(e)	0.01	0.03	0.05	0.03

Less distributions from:
Net investment income	0.00	(e)	(0.01)	(0.03)	(0.05)	(0.03)
Net realized gains	—		—	—	—	—

Total distributions	0.00	(e)	(0.01)	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.78%	3.25%	5.12%	2.45	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$111,820		$133,415	$97,832	$98,903	$43,804
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.47%	0.39%	0.39%	0.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27	%(c)	0.41%	0.39%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	0.00	%(c)	0.75%	3.26%	5.01%	5.07	%(c)

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Semiannual Report	181

FINANCIAL HIGHLIGHTS	concluded

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/10		9/30/09		9/30/08	9/30/07	9/30/06	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.01		0.03	0.05	0.03
Net realized and unrealized gain on total investments	—		—		—	—	—

Total gain from investment operations	0.00	(e)	0.01		0.03	0.05	0.03

Less distributions from:
Net investment income	0.00	(e)	(0.01)		(0.03)	(0.05)	(0.03)
Net realized gains	—		—		—	—	—

Total distributions	0.00	(e)	(0.01)		(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.91%		3.43%	5.25%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$756,550		$887,149		$1,093,363	$1,034,417	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29	%(c)	0.54%		0.40%	0.43%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27	%(c)	0.28%		0.22%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	0.00	%(c)	0.95%		3.34%	5.11%	5.16	%(c)

	Premier Class

	3/31/10		9/30/09*

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	—
Net realized and unrealized gain on total investments	—		—

Total gain from investment operations	0.00	(e)	—

Less distributions from:
Net investment income	0.00	(e)	—
Net realized gains	—		—

Total distributions	0.00	(e)	—

Net asset value, end of period	$1.00		$1.00

TOTAL RETURN	0.01	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of the period or year (in thousands)	$250		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.26	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	0.02	%(c)	0.00	%(c)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

182	2010 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of forty-seven series (the “Funds” or individually the “Fund”). Ten Funds, known as the TIAA-CREF Lifecycle Funds, and ten Funds, known as the TIAA-CREF Lifecycle Index Funds, are presented in separate shareholder reports.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On June 12, 2009, each of the below series of the TIAA-CREF Funds (the “Target Funds”) was reorganized into a corresponding series of Funds (the “Acquiring Funds”) pursuant to an Agreement and Plan of Reorganization and Termination, which was approved by the Board of Trustees (“Trustees”) of the TIAA-CREF Funds on November 18, 2008. The transaction was structured to qualify as tax-free under the Internal Revenue Code of 1986 (“Code”). The tax-free exchange of shares by the Acquiring Funds for the assets and liabilities of the Target Funds on the date of the reorganization was as follows:

Acquiring Fund	Target Fund	Shares Issued by Acquiring Fund	Total Net Assets of the Target Funds	Unrealized Appreciation (Depreciation) Included in the Target Funds Total Net Assets	Pre-merger Total Net Assets of the Acquiring Funds	Post-merger Total Net Assets of the Acquiring Funds

Equity Index Fund	Mid-Cap Growth Index Fund	11,360,360	80,756,652	(2,799,793)	1,000,831,204	1,326,666,101
Equity Index Fund	Mid-Cap Value Index Fund	16,520,963	117,499,465	(4,511,959)	1,000,831,204	1,326,666,101
Equity Index Fund	Mid-Cap Blend Index Fund	17,930,771	127,578,780	(18,845,428)	1,000,831,204	1,326,666,101
Small-Cap Blend Index Fund	Small-Cap Growth Index Fund	16,830,312	156,627,418	(21,953,902)	229,043,487	537,744,679
Small-Cap Blend Index Fund	Small-Cap Value Index Fund	16,345,057	152,073,774	(60,237,658)	229,043,487	537,744,679

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among each Fund in the Trust.

Dollar rolls transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

TIAA-CREF Funds ▪ 2010 Semiannual Report	183

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Securities lending: The Funds (other than the Money Market Fund) may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of March 31, 2010, the Funds did not have any securities out on loan.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds (other than the Money Market Fund) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Code and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2006-2009) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended March 31, 2010, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as

184     2010 Semiannual Report ▪ TIAA-CREF Funds

continued

this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock – Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange, on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities – Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments – Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in Registered Investment Companies – These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts – Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

As of March 31, 2010, 100% of the investments in the Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, and the Managed Allocation Fund were valued based on Level 1 inputs.

As of March 31, 2010, 100% of the investments in the High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and Money Market Fund were valued based on Level 2 inputs.

TIAA-CREF Funds ▪ 2010 Semiannual Report	185

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following is a summary of the inputs used to value the remaining Funds’ investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Growth & Income Fund
Domestic Common Stocks**	$1,635,162,142	$—	$—	$1,635,162,142
Foreign Common Stocks
Chemicals and Allied Products	—	5,685,604	—	5,685,604
Electronic and Other Electric Equipment	—	2,557,118	—	2,557,118
Food and Kindred Products	—	15,841,721	—	15,841,721
Metal Mining	—	12,648,045	—	12,648,045
Oil and Gas Extraction	—	2,324,410	—	2,324,410

Total	$1,635,162,142	$39,056,898	$—	$1,674,219,040

International Equity Fund
Domestic Common Stocks
Industrial Machinery and Equipment	$7,742,961	$—	$—	$7,742,961
Foreign Common Stocks	—	2,185,069,719	—	2,185,069,719
Short-term Investments	—	43,965,000	—	43,965,000

Total	$7,742,961	$2,229,034,719	$—	$2,236,777,680

Large-Cap Growth Fund
Domestic Common Stocks**	$835,901,099	$—	$—	$835,901,099
Government Bonds	—	8,450,000	—	8,450,000

Total	$835,901,099	$8,450,000	$—	$844,351,099

Large-Cap Value Fund
Domestic Common Stocks**	$1,336,761,708	$—	$—	$1,336,761,708
Foreign Common Stocks
Chemicals and Allied Products	—	11,668,743	—	11,668,743
Communications	—	4,482,112	—	4,482,112
Depository Institutions	—	1,189,302	—	1,189,302
Educational Services	—	5,099,035	—	5,099,035
Electronic and Other Electric Equipment	—	4,904,522	—	4,904,522
Health Services	—	2,378,540	—	2,378,540
Hotels and Other Lodging Places	—	8,101,594	—	8,101,594
Insurance Carriers	—	5,608,922	—	5,608,922
Oil and Gas Extraction	—	1,888,931	—	1,888,931
Paper and Allied Products	—	75,970	—	75,970
Real Estate	—	659,040	—	659,040
Wholesale Trade-Durable Goods	—	3,889,291	—	3,889,291
Short-term Investments	—	31,035,000	—	31,035,000

Total	$1,336,761,708	$80,981,002	$—	$1,417,742,710

Mid-Cap Growth Fund
Domestic Common Stocks	$834,811,203	$—	$—	$834,811,203
Foreign Common Stocks
Business Services	—	12,484,306	—	12,484,306
Heavy Construction, Except Building	—	4,557,863	—	4,557,863
Oil and Gas Extraction	—	15,608,444	—	15,608,444

Total	$834,811,203	$32,650,613	$—	$867,461,816

Mid-Cap Value Fund
Domestic Common Stocks**	$1,745,786,920	$—	$—	$1,745,786,920
Foreign Common Stocks
Chemicals and Allied Products	—	9,225,274	—	9,225,274
Coal Mining	—	3,094,316	—	3,094,316
Health Services	—	3,776,419	—	3,776,419
Metal Mining	—	7,632,261	—	7,632,261
Oil and Gas Extraction	—	16,909,499	—	16,909,499
Primary Metal Industries	—	4,454,092	—	4,454,092
Printing and Publishing	—	8,961,135	—	8,961,135
Rubber and Miscellaneous Plastic Products	—	4,044,082	—	4,044,082

Total	$1,745,786,920	$58,097,078	$—	$1,803,883,998

Small-Cap Blend Index Fund
Domestic Common Stocks	$702,844,369	$—	$—	$702,844,369
Foreign Common Stocks
Electronic and Other Electric Equipment	—	1	—	1
Futures*	28,456	—	—	28,456

Total	$702,872,825	$1	$—	$702,872,826

186	2010 Semiannual Report ▪ TIAA-CREF Funds

continued

	Level 1	Level 2	Level 3	Total

International Equity Index Fund
Domestic Common Stocks**
Holding and Other Investment Offices	$4,737,600	$—	$—	$4,737,600
Transportation By Air	152,913	—	—	152,913
Foreign Common Stocks	—	1,581,487,940	—	1,581,487,940
Futures*	25,580	—	—	25,580

Total	$4,916,093	$1,581,487,940	$—	$1,586,404,033

Enhanced International Equity Index Fund
Domestic Common Stocks**
Chemicals and Allied Products	$2,533,656	$—	$—	$2,533,656
Communications	5,790,896	—	—	5,790,896
Holding and Other Investment Offices	372,400	—	—	372,400
Petroleum and Coal Products	9,348,066	—	—	9,348,066
Foreign Common Stocks	—	445,384,333	—	445,384,333

Total	$18,045,018	$445,384,333	$—	$463,429,351

Real Estate Securities Fund
Domestic Common Stocks	$556,418,193	$—	$—	$556,418,193
Government Bonds	—	20,125,000	—	20,125,000

Total	$556,418,193	$20,125,000	$—	$576,543,193

Bond Fund
Corporate Bonds	$—	$809,805,641	$—	$809,805,641
Government Bonds	—	1,581,748,462	—	1,581,748,462
Structured Assets	—	161,298,593	—	161,298,593
Preferred Stocks	579,520	—	—	579,520
Short-term Investments	—	405,465,329	—	405,465,329

Total	$579,520	$2,958,318,025	$—	$2,958,897,545

Bond Plus Fund
Bank Loan Obligations	$—	$7,203,434	$—	$7,203,434
Corporate Bonds	—	217,256,602	—	217,256,602
Government Bonds	—	242,965,775	—	242,965,775
Structured Assets	—	50,620,413	—	50,620,413
Preferred Stocks	189,294	—	—	189,294
Investments in Registered Investment Companies	4,731,443	—	—	4,731,443
Short-term Investments	—	34,469,550	—	34,469,550

Total	$4,920,737	$552,515,774	$—	$557,436,511

Short-Term Bond Fund
Corporate Bonds	$—	$117,423,964	$—	$117,423,964
Government Bonds	—	187,605,971	—	187,605,971
Structured Assets	—	13,409,636	—	13,409,636
Preferred Stocks	90,905	—	—	90,905
Short-term Investments	—	21,425,000	—	21,425,000

Total	$90,905	$339,864,571	$—	$339,955,476

*	Futures contracts are derivatives instruments not reflected in the schedule of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

**	Includes American Depositary Receipts

Please see the Summary Portfolios of Investments for a detailed breakout by industry.

Note 3—investment adviser and affiliates

Under the terms of the Funds’ Investment Management Agreement, Advisors provides asset management services to each Fund for an annual fee, payable monthly. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the terms of a Distribution (Rule 12b-1) Plan, the Retail Class of each Fund (except Bond Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Retail Class of each Fund. The Premier Class of each Fund and the Retail Class of the Bond Index Fund have adopted a Distribution (Rule 12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Premier Class of each Fund and the Retail Class of the Bond Index Fund at the annual rates of 0.15% and 0.25% of the average daily net assets attributable to the Premier Class of each Fund and Retail Class of the Bond Index Fund, respectively.

For the Money Market Fund, TPIS waived a portion of Distribution (Rule 12b-1) Plan expenses on the Retail and Premier Classes and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers are voluntary in nature and can be discontinued at any time. Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

TIAA-CREF Funds ▪ 2010 Semiannual Report	187

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of March 31, 2010, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee Range	Service Agreement Fee	Maximum Distribution Fee		Maximum Expense Amounts‡

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Growth & Income*	0.39%–0.45%	0.25%	0.25%	0.15%	0.52%	0.77%	0.91%	0.67%
International Equity*	0.44–0.50	0.25	0.25	0.15	0.60	0.85	0.99	0.75
Large-Cap Growth*	0.39–0.45	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Value*	0.39–0.45	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Mid-Cap Growth*	0.42–0.48	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Mid-Cap Value*	0.42–0.48	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Small-Cap Equity*	0.42–0.48	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.34	—	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.34	—	—
Equity Index	0.04	0.25	0.25	0.15	0.09	0.34	0.48	0.24
S&P 500 Index	0.04	0.25	—	—	0.09	0.34	—	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.34	—	—
International Equity Index	0.04	0.25	—	0.15	0.15	0.40	—	0.30
Enhanced International Equity Index	0.45	—	—	—	0.55	—	—	—
Enhanced Large-Cap Growth Index	0.35	—	—	—	0.40	—	—	—
Enhanced Large-Cap Value Index	0.35	—	—	—	0.40	—	—	—
Social Choice Equity	0.15	0.25	0.25	0.15	0.22	0.47	0.61	0.37
Real Estate Securities*	0.44–0.50	0.25	0.25	0.15	0.57	0.82	0.96	0.72
Managed Allocation	0.00	0.25	0.25	—	0.00	0.25	0.25	—
Bond*	0.27–0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Plus*	0.27–0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25	0.25	0.25	0.15	0.30	0.55	0.65	0.45
High-Yield*	0.32–0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30	—	0.25	—	0.35	—	0.70	—
Inflation-Linked Bond*	0.27–0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Index	0.10	0.25	0.25	0.15	0.13	0.38	0.48	0.28
Money Market	0.10	0.25	0.25	0.15	0.15	0.40	0.50	0.30

*	These Funds are subject to a breakpoint schedule on their management fees, which reduces these fees as the Fund’s net assets increase.

‡

Maximum expense amounts reflect all expenses, including investment management fees. The expense reimbursement arrangements will continue through at least January 31, 2011. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

188	2010 Semiannual Report ▪ TIAA-CREF Funds

continued

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. A registered separate account of TIAA also has various sub-accounts that invest in the Funds. In addition, certain TIAA-CREF Funds and other affiliates make investments in the Funds.

The following is the percentage of the Funds’ shares owned by affiliates as of March 31, 2010:

Fund	TIAA		TIAA-CREF Lifecycle Funds		TIAA-CREF Lifecycle Index Funds		TIAA Access		CREF	Total

Growth & Income	0%	(a)	19%		0%		3%		—	22%
International Equity	0	(a)	14		0		2		—	16
Large-Cap Growth	0	(a)	36		0		0	(a)	—	36
Large-Cap Value	0	(a)	22		0		2		—	24
Mid-Cap Growth	0	(a)	3		0		3		—	6
Mid-Cap Value	0	(a)	2		0		4		—	6
Small-Cap Equity	0	(a)	22		0		2		—	24
Large-Cap Growth Index	—		0		0		2		—	2
Large-Cap Value Index	—		—		0		2		—	2
Equity Index	0	(a)	0		3		1	(a)	—	4
S&P 500 Index	—		—		0		1		—	1
Small-Cap Blend Index	6		—		0		4		—	10
International Equity Index	0	(a)	0		1		3		—	4
Enhanced International
Equity Index	—		88		0		0		—	88
Enhanced Large-Cap
Growth Index	—		88		0		0		—	88
Enhanced Large-Cap
Value Index	—		91		0		0		—	91
Social Choice Equity	0	(a)	—		0		1	(a)	—	1
Real Estate Securities	0	(a)	—		0		1	(a)	—	1
Bond	0	(a)	22		0		0	(a)	—	22
Bond Plus	0	(a)	23		0		1	(a)	—	24
Short-Term Bond	0	(a)	11		0		1	(a)	—	12
High-Yield	0	(a)	17		0		0	(a)	1%	18
Tax-Exempt Bond	—		—		—		0		—	0
Inflation-Linked Bond	0	(a)	5		0	(a)	0	(a)	—	5
Bond Index	63		0		23		0		—	86
Money Market	0	(a)	0	(a)	0		0	(a)	—	0

(a) Contains less than 1%

Note 4—investments

At March 31, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth & Income	$1,509,114,961	$192,630,725	$(27,526,647)	$165,104,078
International Equity	2,117,323,145	199,492,569	(80,038,034)	119,454,535
Large-Cap Growth	752,755,395	95,254,473	(3,658,769)	91,595,704
Large-Cap Value	1,391,702,744	134,307,481	(108,267,516)	26,039,965
Mid-Cap Growth	742,202,723	144,966,544	(19,707,451)	125,259,093
Mid-Cap Value	1,601,796,533	241,531,735	(39,444,270)	202,087,465
Small-Cap Equity	742,185,641	137,338,683	(32,339,673)	104,999,010
Large-Cap Growth Index	486,792,073	75,411,065	(22,731,311)	52,679,754
Large-Cap Value Index	654,275,613	42,237,372	(103,740,531)	(61,503,159)
Equity Index	1,626,204,702	325,226,173	(131,656,944)	193,569,229
S&P 500 Index	1,282,671,613	138,454,614	(181,043,464)	(42,588,850)
Small-Cap Blend Index	693,925,138	108,215,420	(99,296,189)	8,919,231
International Equity
Index	1,629,661,168	114,441,420	(157,724,135)	(43,282,715)
Enhanced International
Equity Index	442,953,223	34,328,990	(13,852,863)	20,476,127
Enhanced Large-Cap
Growth Index	568,163,870	81,460,127	(4,187,410)	77,272,717
Enhanced Large-Cap
Value Index	575,222,664	83,071,658	(16,212,746)	66,858,912
Social Choice Equity	795,291,893	92,457,704	(55,259,066)	37,198,638
Real Estate Securities	606,190,950	28,509,411	(58,157,167)	(29,647,756)
Managed Allocation	526,992,395	22,195,244	(21,633,907)	561,337
Bond	2,907,766,159	81,850,744	(30,719,358)	51,131,386
Bond Plus	547,362,986	22,600,470	(17,509,183)	5,091,287
Short-Term Bond	339,550,580	7,688,172	(7,283,276)	404,896
High-Yield	551,164,564	35,473,293	(2,163,966)	33,309,327
Tax-Exempt Bond	278,246,751	6,503,038	(2,774,918)	3,728,120
Inflation-Linked Bond	922,650,802	24,544,229	(1,514,690)	23,029,539
Bond Index	117,003,034	947,514	(525,991)	421,523

TIAA-CREF Funds ▪ 2010 Semiannual Report	189

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At March 31, 2010, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)

Small-Cap
Equity	NYBOT NYF Mini Russell
	2000 Index Future	26	$1,760,460	June 2010	$12,812

Large-Cap Growth
Index	S&P 500 E Mini Index
	Futures Jun10 XIOM	3	174,780	June 2010	(277)

Large-Cap Value
Index	S&P 500 E Mini Index
	Futures Jun10 XIOM	25	1,456,500	June 2010	(863)

Equity Index	S&P 500 E Mini Index
	Futures Jun10 XIOM	103	6,000,780	June 2010	108,244
Equity Index	CME E-Mini Standard
	& Poor’s MidCap 400
	Index Future	10	788,100	June 2010	12,731
Equity Index	NYBOT NYF Mini Russell
	2000 Index Future	12	812,520	June 2010	7,998

			7,601,400		128,973

S&P 500 Index	S&P 500 E Mini Index
	Futures Jun10 XIOM	90	5,243,400	June 2010	99,365

Small-Cap Blend
Index	NYBOT NYF Mini Russell
	2000 Index Future	48	3,250,080	June 2010	28,456

International Equity
Index	CME E-Mini MSCI EAFE
	Index Future	60	4,721,400	June 2010	25,580

During the period ended March 31, 2010, the following Funds’ had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Small-Cap Equity Fund, and International Equity Index Fund.

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended March 31, 2010, were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales

Growth & Income	$1,075,986,825	$—	$867,680,787	$—
International Equity	1,485,966,917	—	1,401,809,456	—
Large-Cap Growth	900,051,322	—	849,689,917	—
Large-Cap Value	628,971,340	—	436,385,144	—
Mid-Cap Growth	355,895,333	—	284,625,619	—
Mid-Cap Value	742,235,781	—	491,600,482	—
Small-Cap Equity	353,844,584	—	251,854,621	—
Large-Cap Growth Index	71,448,451	—	45,997,387	—
Large-Cap Value Index	86,534,089	—	44,603,076	—
Equity Index	224,051,309	—	52,919,087	—
S&P 500 Index	73,902,658	—	89,367,642	—
Small-Cap Blend Index	61,965,986	—	36,825,497	—
International Equity Index	491,889,357	—	147,623,293	—
Enhanced International
Equity Index	377,946,223	—	281,373,203	—
Enhanced Large-Cap
Growth Index	421,078,990	—	337,353,140	—
Enhanced Large-Cap
Value Index	179,353,312	—	89,170,156	—
Social Choice Equity	74,778,397	—	28,490,856	—
Real Estate Securities	194,556,496	—	162,547,796	—
Managed Allocation	46,393,191	—	42,143,190	—
Bond	449,555,778	1,876,066,598	211,969,897	1,703,463,532
Bond Plus	128,138,652	200,471,375	107,045,697	192,637,048
Short-Term Bond	54,027,102	120,903,791	23,325,188	95,031,910
High-Yield	355,580,146	—	271,660,917	—
Tax-Exempt Bond	70,902,251	—	42,011,859	—
Inflation-Linked Bond	—	229,478,746	—	50,444,188
Bond Index	10,780,758	36,105,959	4,750,279	18,471,984

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended September 30, 2009 was as follows:

	2009

Fund	Ordinary Income	Long-Term Capital Gains	Total

Growth & Income	$14,658,587	$—	$14,658,587
International Equity	59,041,851	—	59,041,851
Large-Cap Growth	3,451,563	—	3,451,563
Large-Cap Value	21,289,117	—	21,289,117
Mid-Cap Growth	153,899	—	153,899
Mid-Cap Value	14,025,014	2,076,416	16,101,430
Small-Cap Equity	2,109,894	—	2,109,894
Large-Cap Growth Index	4,870,180	33,141	4,903,321
Large-Cap Value Index	12,511,576	379,792	12,891,368
Equity Index	19,013,569	—	19,013,569
S&P 500 Index	24,236,806	69,341	24,306,147
Small-Cap Blend Index	3,669,487	9,005,653	12,675,140
International Equity Index	29,261,500	—	29,261,500
Enhanced International Equity Index	3,582,257	—	3,582,257
Enhanced Large-Cap Growth Index	1,258,710	—	1,258,710
Enhanced Large-Cap Value Index	3,036,079	—	3,036,079
Social Choice Equity	10,528,953	11,002	10,539,955
Real Estate Securities	10,114,179	—	10,114,179
Managed Allocation	13,508,274	—	13,508,274
Bond	80,945,598	—	80,945,598
Bond Plus	23,662,448	—	23,662,448
Short-Term Bond	8,941,940	—	8,941,940
High-Yield	35,740,264	—	35,740,264
Tax-Exempt Bond*	9,142,135	97,723	9,239,858
Inflation-Linked Bond	29,254	—	29,254
Bond Index	75,696	—	75,696
Money Market	13,737,695	—	13,737,695

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2009 of $9,120,619.

The tax character of the fiscal year 2010 distributions will be determined at the end of the fiscal year.

190	2010 Semiannual Report ▪ TIAA-CREF Funds

concluded

Note 6—line of credit

Each of the Funds, except the Bond, Bond Plus, Short-Term Bond, Bond Index, and Money Market Funds, participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the period ended March 31, 2010, there were no borrowings under this credit facility by the Funds.

Note 7—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Funds’ financial statements.

Note 8—subsequent events

Effective May 1, 2010, the Inflation-Linked Bond Fund investment management fee range will be 0.22%–0.25% of average daily net assets.

Advisors has agreed to voluntarily waive a portion of the investment management fees for the Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, and the Small-Cap Equity Fund from May 1, 2010 to April 30, 2011. This agreement may be terminated anytime during the period with the approval of the Trustees. The new investment management fee ranges after the voluntary waiver are as follows: Enhanced International Equity Index Fund, 0.35%–0.45% of average daily net assets; Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund, 0.25%–0.35% of average daily net assets; and Small-Cap Equity Fund, 0.40%–0.45% of average daily net assets.

TIAA-CREF Funds ▪ 2010 Semiannual Report	191

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report other than the Bond Index Fund (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2010, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. (The Board did not consider the renewal of the Agreement as it relates to the Bond Index Fund because the Agreement had been in effect for this Fund for less than one year and it has an initial duration of two years.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee works with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2010 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the economic downturn and subsequent recovery.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meetings held on March 31, 2010, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group or its benchmark index (for indexed Funds only) by a specified amount over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material

192	2010 Semiannual Report ▪ TIAA-CREF Funds

pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 31, 2010, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group of mutual funds, or that, in the case of a Fund that had underperformed its benchmark or peer group for an extended period of time, TAI represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four-, five- and ten-year periods (as applicable).The Board considered each Fund’s performance as compared to its peer group and benchmark index. The Board also reviewed the performance of each index Fund (but not the enhanced index Funds) before any reductions for fees or expenses as compared to the Fund’s benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had adversely impacted the performance of many Funds. Despite these circumstances, the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund

TIAA-CREF Funds ▪ 2010 Semiannual Report	193

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark or peer group of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2009 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to some of the Funds under the Agreement and expected this trend to continue, but that for certain of the Funds, including most of the index Funds (not including the enhanced index Funds), there was no current expectation for TAI to earn a profit in the foreseeable future. With respect to those Funds for which the Agreement was profitable to TAI in 2009, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. In this regard, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to many of the Funds in 2009. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) on many actively-managed Funds (most of which are profitable to TAI) would have a material effect on their fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. The Board also considered the permanent and temporary reductions in certain Funds’ management fee rates agreed to by the Board and TAI as discussed below. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the rates charged to these other funds and accounts, this is due in part to the fact that some of these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI,; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, the Funds may benefit from TAI’s

194	2010 Semiannual Report ▪ TIAA-CREF Funds

continued

ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

FUND-BY-FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement. with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund (except where otherwise noted), which generally is the largest share class in terms of assets of each Fund. Because the Retirement Class generally has different non-management expenses than the Institutional and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below end as of December 31, 2009. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding a Fund’s “aggregate fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2009 under the Agreement.

GROWTH & INCOME FUND

•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.443% of average daily net assets.

•

The Fund’s management fees and total expenses were in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 2nd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three-, four-, five- and ten-year periods, the Fund was in the 3rd, 2nd, 1st, 1st, 1st and 2nd quintiles, respectively, of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	In 2009, Tom Franks replaced Bill Riegel as Portfolio Manager — Risk Management, in support of the existing Lead Portfolio Manager, Susan Kempler.

INTERNATIONAL EQUITY FUND

•

The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.490% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•

For the one- and two-year periods, the Fund was in the 3rd and 5th quintiles, respectively, of its Performance Universe. During the three-, four- and five-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	In 2009, Chris Semenuk was named Lead Portfolio Manager to enhance effective portfolio management decision-making with respect to the Fund.

LARGE-CAP GROWTH FUND

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 3rd, 3rd and 2nd quintiles, respectively, of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE FUND

•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.447% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-year period, the Fund was in the 2nd quintile of its Performance Universe. For the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MID-CAP GROWTH FUND

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.472% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-year period, the Fund was in the 2nd quintile of performance. For the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

TIAA-CREF Funds ▪ 2010 Semiannual Report	195

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MID-CAP VALUE FUND

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.450% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For one-, two-, three-, four- and five-year periods, the Fund was in the 3rd, 4th, 3rd, 2nd and 2nd quintiles, respectively, of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

SMALL-CAP EQUITY FUND

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.474% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, three-, four- and five-year periods, the Fund was in the 4th quintile of its Performance Universe. For the two-year period, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•

TAI voluntarily agreed to a one-year fee waiver of a portion of the Fund’s management fee so as to reduce the Fund’s annualized management fee rate to 0.45% of average daily net assets up to $500 million and 0.40% of average daily net assets thereafter. The Board requested this waiver due, in part, to the Fund’s recent underperformance and ongoing discussions with TAI regarding the management style employed by TAI with respect to the Fund.

LARGE-CAP GROWTH INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s management fees and total expenses ranked in the 1st and 2nd quintiles of its Expense Universe, respectively.

•

For the one-, two- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe, while during the three- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 100 Growth Index, was +18, +4 and +1 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st and 2nd quintiles, respectively, of its Expense Universe.

•

For the one-, two-, three- and four-year periods, the Fund was in the 4th quintile of its Performance Universe, while during the five-year period, the Fund was in the 3rd quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 1000 Value Index, was +12, +9 and +6 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

EQUITY INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st and 2nd quintiles, respectively of its Expense Universe.

•

For the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the one- and ten-year periods, the Fund was in the 4th quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000 Index, was +10, +12 and +8 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.

•

The Fund’s management fees were in the 1st quintile of its Expense Group and Expense Universe. The Fund’s total expenses were in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively.

•

For the two-, three- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe and for the one-and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the S&P 500 Index, was +3, +8 and +6 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

196	2010 Semiannual Report ▪ TIAA-CREF Funds

continued

SMALL-CAP BLEND INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.

•

The Fund’s management fees were in the 1st quintile of its Expense Group and Expense Universe. The Fund’s total expenses were in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively.

•

For the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe and for the one-year period, the Fund was in the 4th quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 2000 Index, was -20, +17 and +13 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

INTERNATIONAL EQUITY INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe and its total expenses are in the 2nd quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the MSCI EAFE Index, was -206, +24 and +17 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars during the one-year period.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•	Significant fair value pricing events on December 31, 2008 and December 31, 2009 negatively impacted the Fund’s one-year performance by 207 basis points.

ENHANCED INTERNATIONAL EQUITY INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.

•	The Fund’s management fees and total expenses each rank 1 out 2 of its Expense Group with respect to the Institutional Class.

•

For the one-year and since-inception periods, the Fund was in the 4th quintile of its Performance Universe with respect to the Institutional Class. For the two-year period, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	Ping Wang and Pablo Mitchell were added as Portfolio Managers of the Fund after the departure of Jacob Pozharny in September 2009.

•

TAI voluntarily agreed to a one-year waiver of a portion of the management fees charged to the Fund. These waivers will implement the same breakpoint schedule that already applies to many of the other actively-managed Funds. Instead of an annualized management fee rate for all assets of 0.45%, for one year the Fund will have a breakpoint schedule of: 0.45% of average daily net assets up to $500 million; 0.40% of average daily net assets above $500 million to $1 billion; and 0.35% of average daily net assets thereafter.

ENHANCED LARGE-CAP GROWTH INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets.

•	The Fund’s management fees and total expenses are in the 2nd and 1st quintiles, respectively, of its Expense Universe, with respect to the Institutional Class.

•

For the two-year and since-inception periods, the Fund was in the 2nd quintile of its Performance Universe with respect to the Institutional Class. For the one-year period, the Fund was in the 3rd quintile of its Performance Universe with respect to the Institutional Class.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•

TAI voluntarily agreed to a one-year waiver of a portion of the management fees charged to the Fund. This waiver will implement the same breakpoint schedule that already applies to many of the other actively-managed Funds. Instead of an annualized management fee rate for all assets of 0.35%, for one year the Fund will have a breakpoint schedule of: 0.35% of average daily net assets up to $500 million; 0.30% of average net assets above $500 million to $1 billion; and 0.25% of average daily net assets thereafter.

ENHANCED LARGE-CAP VALUE INDEX FUND

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets.

•	The Fund’s management fees and total expenses are in the 2nd and 1st quintiles, respectively, of its Expense Universe, with respect to the Institutional Class.

•	For the one- and two-year and since-inception periods, the Fund was in the 4th quintile of its Performance Universe with respect to the Institutional Class.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•

TAI voluntarily agreed to a one-year waiver of a portion of the management fees charged to the Fund. This waiver will implement the same breakpoint schedule that already applies to many of the other actively-managed Funds. Instead of an annualized management fee rate for all assets of 0.35%, for one year the Fund will have a breakpoint schedule of: 0.35% of average daily net assets up to $500 million; 0.30% of average net assets above $500 million to $1 billion; and 0.25% of average daily net assets thereafter.

TIAA-CREF Funds ▪ 2010 Semiannual Report	197

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

SOCIAL CHOICE EQUITY FUND

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•

For the one- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the two-, three-and four-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

REAL ESTATE SECURITIES FUND

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•

For the two-, three- and four-year periods, the Fund was in the 4th quintile of its Performance Universe. For the one-and five-year periods, the Fund was in the 5th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•

In 2009, David Copp was named Lead Portfolio Manager to enhance portfolio management decision-making with respect to the Fund. The Fund also changed its benchmark index from the Dow Jones Wilshire Real Estate Securities Index to the FTSE NAREIT Equity REITs Index, which is deemed to be more reflective of the manner in which the Fund is being managed.

MANAGED ALLOCATION FUND

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.

•	The Fund’s total expenses fees were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and three-year periods, the Fund was in the 4th quintile of its Performance Universe. For the two-year period, the Fund was in the 5th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

BOND FUND

•

The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.294% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and 2nd quintile of its Expense Universe.

•	For the one-, two-, three-, four-, five- and ten-year periods, the Fund was in the 5th, 4th, 3rd, 3rd, 3rd and 2nd quintiles, respectively, of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	In 2009, Steve Sterman was added as a Portfolio Manager in an asset allocation and general oversight capacity.

BOND PLUS FUND

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and 2nd quintile of its Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 4th quintile of its Performance Group and Performance Universe.

•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	In 2009, Steve Sterman was added as a Portfolio Manager in an asset allocation and general oversight capacity. Also, the Fund increased its non-core (high-yield and international) exposure.

SHORT-TERM BOND FUND

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and in the 1st and 2nd quintiles, respectively, of its Expense Universe.

•

For the one-year period, the Fund was in the 5th quintile of its Performance Group and Performance Universe. For the two- and three-year periods, the Fund was in the 4th quintile of its Performance Group and Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	In 2009, Steve Sterman was added as a Portfolio Manager in an asset allocation and general oversight capacity.

HIGH-YIELD FUND

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe. For the two- and three-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

198	2010 Semiannual Report ▪ TIAA-CREF Funds

concluded

TAX-EXEMPT BOND FUND

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints.

•

The Fund’s management fees were in the 2nd quintile of its Expense Group and Expense Universe and its total expense were in the 1st quintile of its Expense Group and Expense Universe with respect to the Institutional Class.

•	For the one-, two- and three-year and since-inception periods, the Fund was in the 2nd quintile of its Performance Universe, with respect to the Institutional Class.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

INFLATION-LINKED BOND FUND

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints.

•

The Fund’s management fees are in the 2nd quintile of its Expense Group and Expense Universe and its total expenses are in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively,

•

For the one-year period, the Fund was in the 4th quintile of its Performance Group and Performance Universe. For the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Group and Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•

The Board and TAI agreed to reduce the Fund’s annualized fee rate by 0.05% of its average daily net assets at each level of the Fund’s current breakpoint schedule set forth in the Agreement. The Board requested this change, in part, due to TAI’s current practice of employing a less active management style for this Fund.

MONEY MARKET FUND

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and in the 1st and 3rd quintiles, respectively, of its Expense Universe.

•

For the one-, two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the ten-year period, the Fund was in the 2nd quintile of its Performance Universe.

•	Money market funds are not rated by Morningstar.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period

•	Through September 2009, the Fund participated in the U.S. Treasury Department’s Money Market Guarantee Program.

•	Since the third quarter of 2009, the Fund’s distributor, Teachers Personal Investors Services, Inc., has voluntarily waived certain Rule 12b-1 fees in order to keep the Fund’s yield positive.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds ▪ 2010 Semiannual Report	199

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2010 SEMIANNUAL REPORT

TIAA-CREF LIFECYCLE FUNDS
OF THE TIAA-CREF FUNDS

MARCH 31, 2010

Financial statements (unaudited)

UNDERSTANDING YOUR TIAA-CREF LIFECYCLE FUNDS REPORT

This report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, as of March 31, 2010. Investment performance for the funds’ Premier Class, launched on September 30, 2009, appears for the first time. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of that fund’s composite benchmark and a broad-based market index.

•	The portfolios of investments list the underlying funds in which each fund had investments as of March 31, 2010.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776 for the Retirement, Institutional or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

MORE INFORMATION FOR TIAA-CREF LIFECYCLE FUNDS INVESTORS

PORTFOLIO LISTINGS

The complete TIAA-CREF Lifecycle Funds’ portfolios of investments begin on page 22 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2010) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the Lifecycle Funds and underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

FUND MANAGEMENT

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	3

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle fund uses a composite benchmark that represents the five general market sectors in which each fund invests: U.S. equity (stocks); international equity; fixed income; short-term fixed income; and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target allocations:

•	Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization.

•	MSCI EAFE (Europe, Australasia, Far East) Index (international equity), which measures the performance of the leading stocks in 21 developed countries outside North America.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income), which measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1– to 5–year maturities.

•

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets), which measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Lifecycle Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on October 1, 2009, and held for six months until March 31, 2010.

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2010

Lifecycle Funds—Retirement Class

	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09–3/31/10)	Effective expenses paid† (10/1/09–3/31/10)

2010 Fund actual return	$1,000.00	$1,060.80	$1.28	$3.39
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.33

2015 Fund actual return	$1,000.00	$1,068.00	$1.29	$3.45
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.38

2020 Fund actual return	$1,000.00	$1,073.80	$1.29	$3.57
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.48

2025 Fund actual return	$1,000.00	$1,080.50	$1.30	$3.63
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.53

2030 Fund actual return	$1,000.00	$1,086.30	$1.30	$3.69
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.58

2035 Fund actual return	$1,000.00	$1,091.10	$1.30	$3.75
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.63

2040 Fund actual return	$1,000.00	$1,092.00	$1.30	$3.76
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.63

2045 Fund actual return	$1,000.00	$1,090.30	$1.30	$3.75
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.63

2050 Fund actual return	$1,000.00	$1,090.90	$1.30	$3.75
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.63

Retirement Income Fund actual return	$1,000.00	$1,049.80	$1.28	$3.32
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.28

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.65% for the Retirement Income Fund; 0.66% for the 2010 Fund; 0.67% for the 2015 Fund; 0.69% for the 2020 Fund; 0.70% for the 2025 Fund; 0.71% for the 2030 Fund; and 0.72% for the 2035, 2040, 2045 and 2050 Funds.

6	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2010

Lifecycle Funds—Institutional Class

	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09–3/31/10)	Effective expenses paid† (10/1/09–3/31/10)

2010 Fund actual return	$1,000.00	$1,062.80	$0.00	$2.11
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.07

2015 Fund actual return	$1,000.00	$1,069.30	$0.00	$2.17
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.12

2020 Fund actual return	$1,000.00	$1,074.50	$0.00	$2.28
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.22

2025 Fund actual return	$1,000.00	$1,081.30	$0.00	$2.34
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.27

2030 Fund actual return	$1,000.00	$1,087.60	$0.00	$2.39
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.32

2035 Fund actual return	$1,000.00	$1,092.80	$0.00	$2.45
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.37

2040 Fund actual return	$1,000.00	$1,092.60	$0.00	$2.45
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.37

2045 Fund actual return	$1,000.00	$1,092.90	$0.00	$2.45
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.37

2050 Fund actual return	$1,000.00	$1,092.10	$0.00	$2.45
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.37

Retirement Income Fund actual return	$1,000.00	$1,052.10	$0.00	$2.05
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.02

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.40% for the Retirement Income Fund; 0.41% for the 2010 Fund; 0.42% for the 2015 Fund; 0.44% for the 2020 Fund; 0.45% for the 2025 Fund; 0.46% for the 2030 Fund; and 0.47% for the 2035, 2040, 2045 and 2050 Funds.

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES	continued

EXPENSE EXAMPLE—FOR THE SIX MONTHS ENDED MARCH 31, 2010

Lifecycle Funds—Retail Class

	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09–3/31/10)	Effective expenses paid† (10/1/09–3/31/10)

Retirement Income Fund actual return	$1,000.00	$1,050.60	$0.51	$2.56
5% annual hypothetical return	1,000.00	1,024.43	0.50	2.52

*

The amounts in the “Expenses paid” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The expense charge of this fund reflects a contractual waiver and reimbursement. Please see the prospectus for an explanation, including the date on which this waiver and reimbursement are scheduled to end. Without this waiver and reimbursement, the fund’s expenses would have been higher and its performance lower. The annualized expense ratio for the six-month period was 0.10% for the Retail Class of the Retirement Income Fund.

†

The amounts in the “Effective expenses paid” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.50% for the Retail Class of the Retirement Income Fund.

8	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2010

Lifecycle Funds—Premier Class

	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09–3/31/10)	Effective expenses paid† (10/1/09–3/31/10)

2010 Fund actual return	$1,000.00	$1,061.20	$0.77	$2.88
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.82

2015 Fund actual return	$1,000.00	$1,067.80	$0.77	$2.94
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.87

2020 Fund actual return	$1,000.00	$1,074.10	$0.78	$3.05
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.97

2025 Fund actual return	$1,000.00	$1,080.90	$0.78	$3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76	3.02

2030 Fund actual return	$1,000.00	$1,085.90	$0.78	$3.17
5% annual hypothetical return	1,000.00	1,024.18	0.76	3.07

2035 Fund actual return	$1,000.00	$1,092.40	$0.78	$3.23
5% annual hypothetical return	1,000.00	1,024.18	0.76	3.13

2040 Fund actual return	$1,000.00	$1,092.20	$0.78	$3.23
5% annual hypothetical return	1,000.00	1,024.18	0.76	3.13

2045 Fund actual return	$1,000.00	$1,091.10	$0.78	$3.23
5% annual hypothetical return	1,000.00	1,024.18	0.76	3.13

2050 Fund actual return	$1,000.00	$1,091.70	$0.78	$3.23
5% annual hypothetical return	1,000.00	1,024.18	0.76	3.13

Retirement Income Fund actual return	$1,000.00	$1,051.30	$0.77	$2.81
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.77

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.55% for the Retirement Income Fund; 0.56% for the 2010 Fund; 0.57% for the 2015 Fund; 0.59% for the 2020 Fund; 0.60% for the 2025 Fund; 0.61% for the 2030 Fund; and 0.62% for the 2035, 2040, 2045 and 2050 Funds.

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	9

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

Six of the ten TIAA-CREF Lifecycle Funds outperformed their respective composite benchmarks for the six-month period, with returns for the Retirement Class ranging from 4.98% for the Retirement Income Fund to 9.20% for the 2040 Fund.

Worldwide stock market recovery continues

As the period covered by this report began in October 2009, investors learned that the U.S. economy had grown during the third quarter of 2009, after four consecutive quarters of contraction. The rate of growth in the third quarter was 2.2% (the average over the last decade was 2.8%), but it jumped to 5.6% in the fourth quarter. These signs of economic recovery, combined with improved corporate profits, encouraged some investors to begin moving money from the fixed-income markets back into stocks. The result was higher stock prices in the United States and in many foreign markets.

          The Russell 3000® Index, which measures the broad U.S. stock market, gained 12.19% for the period, despite the pullback in January. Foreign stocks rose but lagged U.S. shares. The MSCI EAFE Index, which measures stock performance in 21 developed nations outside North America, returned 3.06%.

Bonds produce moderate gains

The Barclays Capital U.S. Aggregate Bond Index gained only 1.99% for the six-month period. As the economy improved, some bond investors abandoned the relative safety—and low yields—of U.S. Treasury and agency securities for the potentially higher returns of lower-grade corporate bonds, which are not part of the Barclays Capital aggregate index. Short-term securities lagged the broader bond market. The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index, a widely used benchmark for the short-term bond sector, returned 1.63% for the six months of the reporting period.

Six of the Lifecycle Funds outperform their benchmarks

For the six-month period, six of the ten Lifecycle Funds outpaced their respective composite benchmarks. These included the 2010 Fund, the 2015 Fund, the 2020 Fund, the 2025 Fund, the 2030 Fund and the 2040 Fund.

          The return of the 2035 Fund matched that of its composite benchmark. The 2045 Fund, the 2050 Fund and the Retirement Income Fund each closely tracked its composite benchmark; in no case was the difference between a fund’s return and that of its benchmark more than one-tenth of a percentage point.

10	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

          The Lifecycle Funds invest in five sectors of the investment markets: U.S. equity (stocks), international equity, fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds or other securities in these sectors.

          The returns achieved by a Lifecycle fund depend primarily on how its investments are distributed among the five investment sectors and how those sectors perform during a particular period. How a Lifecycle fund performs in comparison with its composite benchmark depends on the performance of the individual underlying funds in comparison with the performance of the public indexes used to represent the market sectors in that fund’s composite benchmark.

          During the six-month period ended March 31, 2010, those Lifecycle Funds with larger investments in the U.S. and international equity sectors had the best absolute returns because stocks strongly outperformed bonds during that time. For example, the 2050 Fund, which had about nine-tenths of its assets invested in stocks, returned 9.09%, while the Retirement Income Fund, which had more than half of its assets invested in bonds, returned 4.98%.

          The returns of the 2010 Fund, the 2015 Fund, the 2020 Fund, the 2025 Fund and the 2030 Fund, relative to their respective composite benchmarks, were boosted by strong relative performance from the International Equity Fund and the High-Yield Fund (in the fixed income sector). This more than offset lagging performance from the Growth & Income Fund, the Large-Cap Value Fund and the Enhanced Large-Cap Value Index Fund.

          The 2035 Fund, the 2040 Fund, the 2045 Fund and the 2050 Fund had larger holdings in the two equity sectors, and this resulted in greater returns, on an absolute basis, than those posted for funds with earlier target dates. These four funds had identical portfolios but slightly different performance because of how their daily values were calculated.

          The Retirement Income Fund trailed its composite benchmark slightly because of its holdings in the three underperforming U.S. equity funds and because it had a smaller holding than any of the other Lifecycle Funds in the well performing High-Yield Fund. This more than offset positive contributions from the International Equity Fund.

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	11

LIFECYCLE 2010 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

						since fund inception (10/15/04)

Lifecycle 2010 Fund	6 months	1 year		5 years

Retirement Class (inception: 10/15/2004)	6.08%	30.17%		3.46%		3.99%
Institutional Class (inception: 1/17/2007)	6.28	30.59		3.64	*	4.16	*
Premier Class (inception: 9/30/2009)	6.12	30.22	*	3.46	*	4.00	*

2010 Fund Composite Index†	5.94	29.29		3.83		4.38

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	1.99	7.69		5.44		4.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2010 Fund Composite Index consisted of: 37.8% Barclays Capital U.S. Aggregate Bond Index; 37.8% Russell 3000® Index; 12.6% MSCI EAFE Index; 5.9% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 5.9% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

		% of net assets as of 3/31/10
	Target allocation

U.S. equity	37.5%	37.8%
International equity	12.5	12.7
Fixed income	38.0	37.5
Short-term fixed income	6.0	5.8
Inflation-protected assets	6.0	5.8
Other assets & liabilities, net	—	0.4

Total	100.0	100.0

12	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2015 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

						since fund inception (10/15/04)

Lifecycle 2015 Fund	6 months	1 year		5 years

Retirement Class (inception: 10/15/2004)	6.80%	34.21%		3.22%		3.93%
Institutional Class (inception: 1/17/2007)	6.93	34.44		3.38	*	4.08	*
Premier Class (inception: 9/30/2009)	6.78	34.18	*	3.22	*	3.93	*

2015 Fund Composite Index†	6.61	33.06		3.62		4.26

Broad-based market index Russell 3000® Index	12.19	52.44		2.39		3.69

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2015 Fund Composite Index consisted of: 43.8% Russell 3000 Index; 33.8% Barclays Capital U.S. Aggregate Bond Index; 14.6% MSCI EAFE Index; 3.9% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 3.9% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

		% of net assets as of 3/31/10
	Target allocation

U.S. equity	43.5%	43.7%
International equity	14.5	14.7
Fixed income	34.0	33.5
Short-term fixed income	4.0	3.8
Inflation-protected assets	4.0	3.9
Other assets & liabilities, net	—	0.4

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	13

LIFECYCLE 2020 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

						since fund inception (10/15/04)

Lifecycle 2020 Fund	6 months	1 year		5 years

Retirement Class (inception: 10/15/2004)	7.38%	37.97%		2.81%		3.62%
Institutional Class (inception: 1/17/2007)	7.45	38.29		2.95	*	3.76	*
Premier Class (inception: 9/30/2009)	7.41	38.01	*	2.81	*	3.63	*

2020 Fund Composite Index†	7.27	36.90		3.20		3.95

Broad-based market index Russell 3000® Index	12.19	52.44		2.39		3.69

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2020 Fund Composite Index consisted of: 49.8% Russell 3000 Index; 29.8% Barclays Capital U.S. Aggregate Bond Index; 16.6% MSCI EAFE Index; 1.9% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 1.9% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	49.5%	49.8%
International equity	16.5	16.7
Fixed income	30.0	29.2
Short-term fixed income	2.0	1.9
Inflation-protected assets	2.0	1.9
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

14	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2025 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Lifecycle 2025 Fund	6 months	1 year		5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	8.05%	41.93%		2.41%		3.35%
Institutional Class (inception: 1/17/2007)	8.13	42.26		2.58	*	3.51	*
Premier Class (inception: 9/30/2009)	8.09	41.98	*	2.41	*	3.36	*

2025 Fund Composite Index†	7.92	40.81		2.81		3.65

Broad-based market index Russell 3000® Index	12.19	52.44		2.39		3.69

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2025 Fund Composite Index consisted of: 55.8% Russell 3000 Index; 25.6% Barclays Capital U.S. Aggregate Bond Index; and 18.6% MSCI EAFE Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	55.5%	55.9%
International equity	18.5	18.7
Fixed income	26.0	24.9
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	15

LIFECYCLE 2030 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Lifecycle 2030 Fund	6 months	1 year		5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	8.63%	45.68%		2.03%		2.98%
Institutional Class (inception: 1/17/2007)	8.76	45.82		2.19	*	3.13	*
Premier Class (inception: 9/30/2009)	8.59	45.63	*	2.03	*	2.97	*

2030 Fund Composite Index†	8.54	44.73		2.40		3.35

Broad-based market index Russell 3000® Index	12.19	52.44		2.39		3.69

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2030 Fund Composite Index consisted of: 61.8% Russell 3000 Index; 20.6% MSCI EAFE Index; and 17.6% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	61.5%	61.6%
International equity	20.5	20.7
Fixed income	18.0	17.1
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.6

Total	100.0	100.0

16	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2035 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Lifecycle 2035 Fund	6 months	1 year		5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.11%	48.69%		2.00%		3.07%
Institutional Class (inception: 1/17/2007)	9.28	49.10		2.17	*	3.23	*
Premier Class (inception: 9/30/2009)	9.24	48.87	*	2.03	*	3.10	*

2035 Fund Composite Index†	9.11	47.96		2.41		3.43

Broad-based market index Russell 3000® Index	12.19	52.44		2.39		3.69

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2035 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	67.5%	67.4%
International equity	22.5	22.4
Fixed income	10.0	9.5
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.7

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	17

LIFECYCLE 2040 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return			Average annual total return

Lifecycle 2040 Fund	6 months	1 year		5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.20%	48.77%		2.36%		3.45%
Institutional Class (inception: 1/17/2007)	9.26	48.92		2.52	*	3.59	*
Premier Class (inception: 9/30/2009)	9.22	48.79	*	2.37	*	3.45	*

2040 Fund Composite Index†	9.11	47.96		2.67		3.74

Broad-based market index Russell 3000® Index	12.19	52.44		2.39		3.69

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	67.5%	67.4%
International equity	22.5	22.5
Fixed income	10.0	9.5
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.6

Total	100.0	100.0

18	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2045 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Lifecycle 2045 Fund	6 months	1 year	since fund inception (11/30/2007)

Retirement Class (inception: 11/30/2007)	9.03%	48.29%	–8.23%
Institutional Class (inception: 11/30/2007)	9.29	48.77	–7.98
Premier Class (inception: 9/30/2009)	9.11	48.39*	–8.21*

2045 Fund Composite Index†	9.11	47.96	–6.65

Broad-based market index
Russell 3000® Index	12.19	52.44	–6.85

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	67.5%	66.6%
International equity	22.5	22.3
Fixed income	10.0	9.7
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	1.4

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	19

LIFECYCLE 2050 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Lifecycle 2050 Fund	6 months	1 year	since fund inception (11/30/2007)

Retirement Class (inception: 11/30/2007)	9.09%	48.29%	–8.37%
Institutional Class (inception: 11/30/2007)	9.21	48.79	–8.11
Premier Class (inception: 9/30/2009)	9.17	48.39*	–8.35*

2050 Fund Composite Index†	9.11	47.96	–6.65

Broad-based market index
Russell 3000® Index	12.19	52.44	–6.85

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	67.5%	67.1%
International equity	22.5	22.3
Fixed income	10.0	9.7
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.9

Total	100.0	100.0

20	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE RETIREMENT INCOME FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return		Average annual total return

Lifecycle Retirement Income Fund	6 months	1 year	since fund inception (11/30/2007)

Retirement Class (inception: 11/30/2007)	4.98%	24.16%	–0.63%
Institutional Class (inception: 11/30/2007)	5.21	24.71	–0.35
Retail Class (inception: 11/30/2007)	5.06	24.49	–0.42
Premier Class (inception: 9/30/2009)	5.13	24.34*	–0.57	*

Retirement Income Fund Composite Index†	5.03	23.97	0.50

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	1.99	7.69	5.69

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.

†

As of the close of business on March 31, 2010, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE Index; 10.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets/ as of 3/31/10

U.S. equity	30.0%	30.2%
International equity	10.0	10.1
Fixed income	40.0	39.7
Short-term fixed income	10.0	9.9
Inflation-protected assets	10.0	9.9
Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	21

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2010 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
16,754,604	TIAA-CREF Bond Fund	$171,399,601	34.5%
1,595,922	TIAA-CREF High-Yield Fund	15,017,628	3.0

		186,417,229	37.5

INFLATION-PROTECTED ASSETS
2,738,367	TIAA-CREF Inflation-Linked Bond Fund	29,136,230	5.8

		29,136,230	5.8

INTERNATIONAL EQUITY
3,716,590	TIAA-CREF International Equity Fund	31,739,675	6.4
4,669,792	TIAA-CREF Enhanced International Equity Index Fund	31,567,791	6.3

		63,307,466	12.7

SHORT-TERM FIXED INCOME
2,399,443	TIAA-CREF Short-Term Bond Fund	24,378,341	4.9
4,645,206	TIAA-CREF Money Market Fund	4,645,206	0.9

		29,023,547	5.8

U.S. EQUITY
5,011,376	TIAA-CREF Enhanced Large-Cap Growth Index Fund	43,548,857	8.7
5,598,548	TIAA-CREF Enhanced Large-Cap Value Index Fund	43,220,787	8.7
3,056,240	TIAA-CREF Large-Cap Growth Fund	29,034,275	5.8
2,386,722	TIAA-CREF Large-Cap Value Fund	28,855,470	5.8
2,897,172	TIAA-CREF Growth & Income Fund	24,625,962	4.9
1,220,302	TIAA-CREF Small-Cap Equity Fund	15,180,557	3.0
146,714	TIAA-CREF Mid-Cap Value Fund	2,246,189	0.5
130,347	TIAA-CREF Mid-Cap Growth Fund	2,095,987	0.4

		188,808,084	37.8

	TOTAL TIAA-CREF FUNDS (Cost $468,434,403)	496,692,556	99.6

	TOTAL PORTFOLIO (Cost $468,434,403)	496,692,556	99.6
	OTHER ASSETS & LIABILITIES, NET	1,781,838	0.4

	NET ASSETS	$498,474,394	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2015 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
17,253,701	TIAA-CREF Bond Fund	$176,505,361	30.0%
2,184,816	TIAA-CREF High-Yield Fund	20,559,119	3.5

		197,064,480	33.5

INFLATION-PROTECTED ASSETS
2,137,426	TIAA-CREF Inflation-Linked Bond Fund	22,742,210	3.9

		22,742,210	3.9

INTERNATIONAL EQUITY
5,094,199	TIAA-CREF International Equity Fund	43,504,463	7.4
6,400,674	TIAA-CREF Enhanced International Equity Index Fund	43,268,556	7.3

		86,773,019	14.7

SHORT-TERM FIXED INCOME
2,232,682	TIAA-CREF Short-Term Bond Fund	22,684,048	3.8

		22,684,048	3.8

U.S. EQUITY
6,868,176	TIAA-CREF Enhanced Large-Cap Growth Index Fund	59,684,452	10.1
7,672,749	TIAA-CREF Enhanced Large-Cap Value Index Fund	59,233,624	10.0
4,187,709	TIAA-CREF Large-Cap Growth Fund	39,783,235	6.7
3,270,944	TIAA-CREF Large-Cap Value Fund	39,545,709	6.7
3,970,399	TIAA-CREF Growth & Income Fund	33,748,391	5.7
1,672,494	TIAA-CREF Small-Cap Equity Fund	20,805,831	3.5
201,021	TIAA-CREF Mid-Cap Value Fund	3,077,635	0.5
178,622	TIAA-CREF Mid-Cap Growth Fund	2,872,243	0.5

		258,751,120	43.7

	TOTAL TIAA-CREF FUNDS (Cost $553,702,184)	588,014,877	99.6

	TOTAL PORTFOLIO (Cost $553,702,184)	588,014,877	99.6
	OTHER ASSETS & LIABILITIES, NET	2,475,776	0.4

	NET ASSETS	$590,490,653	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	23

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2020 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
16,311,624	TIAA-CREF Bond Fund	$166,867,909	25.5%
2,574,749	TIAA-CREF High-Yield Fund	24,228,393	3.7

		191,096,302	29.2

INFLATION-PROTECTED ASSETS
1,143,470	TIAA-CREF Inflation-Linked Bond Fund	12,166,517	1.9

		12,166,517	1.9

INTERNATIONAL EQUITY
6,378,152	TIAA-CREF International Equity Fund	54,469,422	8.4
8,014,898	TIAA-CREF Enhanced International Equity Index Fund	54,180,710	8.3

		108,650,132	16.7

SHORT-TERM FIXED INCOME
1,193,625	TIAA-CREF Short-Term Bond Fund	12,127,233	1.9

		12,127,233	1.9

U.S. EQUITY
8,605,541	TIAA-CREF Enhanced Large-Cap Growth Index Fund	74,782,148	11.5
9,613,158	TIAA-CREF Enhanced Large-Cap Value Index Fund	74,213,578	11.4
5,247,922	TIAA-CREF Large-Cap Growth Fund	49,855,254	7.6
4,098,694	TIAA-CREF Large-Cap Value Fund	49,553,211	7.6
4,975,121	TIAA-CREF Growth & Income Fund	42,288,530	6.5
2,095,459	TIAA-CREF Small-Cap Equity Fund	26,067,510	4.0
251,940	TIAA-CREF Mid-Cap Value Fund	3,857,199	0.6
223,814	TIAA-CREF Mid-Cap Growth Fund	3,598,932	0.6

		324,216,362	49.8

	TOTAL TIAA-CREF FUNDS (Cost $605,962,577)	648,256,546	99.5

	TOTAL PORTFOLIO (Cost $605,962,577)	648,256,546	99.5
	OTHER ASSETS & LIABILITIES, NET	3,545,860	0.5

	NET ASSETS	$651,802,406	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2025 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
12,734,457	TIAA-CREF Bond Fund	$130,273,496	21.0%
2,582,225	TIAA-CREF High-Yield Fund	24,298,740	3.9

		154,572,236	24.9

INTERNATIONAL EQUITY
6,824,360	TIAA-CREF International Equity Fund	58,280,032	9.4
8,576,818	TIAA-CREF Enhanced International Equity Index Fund	57,979,290	9.3

		116,259,322	18.7

U.S. EQUITY
9,217,052	TIAA-CREF Enhanced Large-Cap Growth Index Fund	80,096,185	12.9
10,295,564	TIAA-CREF Enhanced Large-Cap Value Index Fund	79,481,756	12.8
5,622,193	TIAA-CREF Large-Cap Growth Fund	53,410,829	8.6
4,390,611	TIAA-CREF Large-Cap Value Fund	53,082,482	8.5
5,329,289	TIAA-CREF Growth & Income Fund	45,298,955	7.3
2,244,148	TIAA-CREF Small-Cap Equity Fund	27,917,196	4.5
269,760	TIAA-CREF Mid-Cap Value Fund	4,130,021	0.7
239,631	TIAA-CREF Mid-Cap Growth Fund	3,853,266	0.6

		347,270,690	55.9

	TOTAL TIAA-CREF FUNDS (Cost $574,919,188)	618,102,248	99.5

	TOTAL PORTFOLIO (Cost $574,919,188)	618,102,248	99.5
	OTHER ASSETS & LIABILITIES, NET	3,308,112	0.5

	NET ASSETS	$621,410,360	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	25

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2030 FUND • MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
7,607,279	TIAA-CREF Bond Fund	$77,822,461	13.2%
2,456,683	TIAA-CREF High-Yield Fund	23,117,390	3.9

		100,939,851	17.1

INTERNATIONAL EQUITY
7,161,061	TIAA-CREF International Equity Fund	61,155,457	10.4
9,000,182	TIAA-CREF Enhanced International Equity Index Fund	60,841,232	10.3

		121,996,689	20.7

U.S. EQUITY
9,673,239	TIAA-CREF Enhanced Large-Cap Growth Index Fund	84,060,442	14.2
10,805,036	TIAA-CREF Enhanced Large-Cap Value Index Fund	83,414,880	14.1
5,900,688	TIAA-CREF Large-Cap Growth Fund	56,056,531	9.5
4,608,007	TIAA-CREF Large-Cap Value Fund	55,710,810	9.4
5,593,170	TIAA-CREF Growth & Income Fund	47,541,946	8.0
2,355,185	TIAA-CREF Small-Cap Equity Fund	29,298,505	5.0
283,188	TIAA-CREF Mid-Cap Value Fund	4,335,605	0.7
251,509	TIAA-CREF Mid-Cap Growth Fund	4,044,260	0.7

		364,462,979	61.6

	TOTAL TIAA-CREF FUNDS (Cost $540,145,957)	587,399,519	99.4

	TOTAL PORTFOLIO (Cost $540,145,957)	587,399,519	99.4
	OTHER ASSETS & LIABILITIES, NET	3,467,811	0.6

	NET ASSETS	$590,867,330	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2035 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,297,375	TIAA-CREF Bond Fund	$33,732,143	5.7%
2,407,054	TIAA-CREF High-Yield Fund	22,650,379	3.8

		56,382,522	9.5

INTERNATIONAL EQUITY
7,789,632	TIAA-CREF International Equity Fund	66,523,460	11.2
9,794,631	TIAA-CREF Enhanced International Equity Index Fund	66,211,704	11.2

		132,735,164	22.4

U.S. EQUITY
10,562,901	TIAA-CREF Enhanced Large-Cap Growth Index Fund	91,791,607	15.6
11,796,200	TIAA-CREF Enhanced Large-Cap Value Index Fund	91,066,662	15.4
6,449,559	TIAA-CREF Large-Cap Growth Fund	61,270,808	10.4
5,035,108	TIAA-CREF Large-Cap Value Fund	60,874,455	10.3
6,110,853	TIAA-CREF Growth & Income Fund	51,942,246	8.8
2,570,671	TIAA-CREF Small-Cap Equity Fund	31,979,151	5.4
309,149	TIAA-CREF Mid-Cap Value Fund	4,733,072	0.8
274,405	TIAA-CREF Mid-Cap Growth Fund	4,412,438	0.7

		398,070,439	67.4

	TOTAL TIAA-CREF FUNDS (Cost $529,372,619)	587,188,125	99.3

	TOTAL PORTFOLIO (Cost $529,372,619)	587,188,125	99.3
	OTHER ASSETS & LIABILITIES, NET	4,242,104	0.7

	NET ASSETS	$591,430,229	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	27

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2040 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,881,035	TIAA-CREF Bond Fund	$49,932,992	5.7%
3,563,356	TIAA-CREF High-Yield Fund	33,531,179	3.8

		83,464,171	9.5

INTERNATIONAL EQUITY
11,592,567	TIAA-CREF International Equity Fund	99,000,522	11.3
14,576,467	TIAA-CREF Enhanced International Equity Index Fund	98,536,917	11.2

		197,537,439	22.5

U.S. EQUITY
15,719,439	TIAA-CREF Enhanced Large-Cap Growth Index Fund	136,601,922	15.6
17,554,963	TIAA-CREF Enhanced Large-Cap Value Index Fund	135,524,318	15.4
9,598,234	TIAA-CREF Large-Cap Growth Fund	91,183,219	10.4
7,493,053	TIAA-CREF Large-Cap Value Fund	90,591,015	10.3
9,094,377	TIAA-CREF Growth & Income Fund	77,302,207	8.8
3,825,596	TIAA-CREF Small-Cap Equity Fund	47,590,417	5.4
460,456	TIAA-CREF Mid-Cap Value Fund	7,049,586	0.8
408,568	TIAA-CREF Mid-Cap Growth Fund	6,569,779	0.7

		592,412,463	67.4

	TOTAL TIAA-CREF FUNDS (Cost $781,083,319)	873,414,073	99.4

	TOTAL PORTFOLIO (Cost $781,083,319)	873,414,073	99.4
	OTHER ASSETS & LIABILITIES, NET	5,471,582	0.6

	NET ASSETS	$878,885,655	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2045 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
361,501	TIAA-CREF Bond Fund	$3,698,154	5.8%
262,924	TIAA-CREF High-Yield Fund	2,474,115	3.9

		6,172,269	9.7

INTERNATIONAL EQUITY
835,059	TIAA-CREF International Equity Fund	7,131,404	11.2
1,049,995	TIAA-CREF Enhanced International Equity Index Fund	7,097,968	11.1

		14,229,372	22.3

U.S. EQUITY
1,132,348	TIAA-CREF Enhanced Large-Cap Growth Index Fund	9,840,104	15.3
1,264,568	TIAA-CREF Enhanced Large-Cap Value Index Fund	9,762,465	15.2
691,394	TIAA-CREF Large-Cap Growth Fund	6,568,241	10.3
539,769	TIAA-CREF Large-Cap Value Fund	6,525,803	10.2
655,088	TIAA-CREF Growth & Income Fund	5,568,244	8.7
275,578	TIAA-CREF Small-Cap Equity Fund	3,428,184	5.4
33,141	TIAA-CREF Mid-Cap Value Fund	507,390	0.8
29,417	TIAA-CREF Mid-Cap Growth Fund	473,018	0.7

		42,673,449	66.6

	TOTAL TIAA-CREF FUNDS (Cost $54,440,182)	63,075,090	98.6

	TOTAL PORTFOLIO (Cost $54,440,182)	63,075,090	98.6
	OTHER ASSETS & LIABILITIES, NET	873,740	1.4

	NET ASSETS	$63,948,830	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	29

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2050 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
171,825	TIAA-CREF Bond Fund	$1,757,766	5.8%
124,952	TIAA-CREF High-Yield Fund	1,175,794	3.9

		2,933,560	9.7

INTERNATIONAL EQUITY
395,115	TIAA-CREF International Equity Fund	3,374,284	11.2
496,814	TIAA-CREF Enhanced International Equity Index Fund	3,358,463	11.1

		6,732,747	22.3

U.S. EQUITY
535,780	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,655,929	15.6
598,341	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,619,192	15.4
327,139	TIAA-CREF Large-Cap Growth Fund	3,107,818	10.3
255,396	TIAA-CREF Large-Cap Value Fund	3,087,738	10.2
309,960	TIAA-CREF Growth & Income Fund	2,634,661	8.7
130,392	TIAA-CREF Small-Cap Equity Fund	1,622,074	5.4
15,681	TIAA-CREF Mid-Cap Value Fund	240,076	0.8
13,919	TIAA-CREF Mid-Cap Growth Fund	223,812	0.7

		20,191,300	67.1

	TOTAL TIAA-CREF FUNDS (Cost $25,756,477)	29,857,607	99.1

	TOTAL PORTFOLIO (Cost $25,756,477)	29,857,607	99.1
	OTHER ASSETS & LIABILITIES, NET	275,285	0.9

	NET ASSETS	$30,132,892	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE RETIREMENT INCOME FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,970,154	TIAA-CREF Bond Fund	$20,154,679	38.7%
55,107	TIAA-CREF High-Yield Fund	518,553	1.0

		20,673,232	39.7

INFLATION-PROTECTED ASSETS
487,158	TIAA-CREF Inflation-Linked Bond Fund	5,183,359	9.9

		5,183,359	9.9

INTERNATIONAL EQUITY
309,469	TIAA-CREF International Equity Fund	2,642,861	5.1
388,848	TIAA-CREF Enhanced International Equity Index Fund	2,628,612	5.0

		5,271,473	10.1

SHORT-TERM FIXED INCOME
406,751	TIAA-CREF Short-Term Bond Fund	4,132,595	7.9
1,030,147	TIAA-CREF Money Market Fund	1,030,147	2.0

		5,162,742	9.9

U.S. EQUITY
417,398	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,627,189	7.0
466,286	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,599,731	6.9
254,526	TIAA-CREF Large-Cap Growth Fund	2,417,993	4.6
198,801	TIAA-CREF Large-Cap Value Fund	2,403,503	4.7
241,309	TIAA-CREF Growth & Income Fund	2,051,124	3.9
101,636	TIAA-CREF Small-Cap Equity Fund	1,264,354	2.4
12,218	TIAA-CREF Mid-Cap Value Fund	187,053	0.4
10,854	TIAA-CREF Mid-Cap Growth Fund	174,540	0.3

		15,725,487	30.2

	TOTAL TIAA-CREF FUNDS
	(Cost $47,636,489)	52,016,293	99.8

	TOTAL PORTFOLIO
	(Cost $47,636,489)	52,016,293	99.8
	OTHER ASSETS & LIABILITIES, NET	108,177	0.2

	NET ASSETS	$52,124,470	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	31

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ MARCH 31, 2010

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

ASSETS
Investment in affiliated investment companies, at cost	$468,434,403	$553,702,184	$605,962,577	$574,919,188	$540,145,957	$529,372,619
Net unrealized appreciation (depreciation) of affiliated portfolio investments	28,258,153	34,312,693	42,293,969	43,183,060	47,253,562	57,815,506

Total investment in affiliated investment companies, at value	496,692,556	588,014,877	648,256,546	618,102,248	587,399,519	587,188,125

Receivable from securities transactions	6,303,485	8,117,631	6,029,768	3,381,536	2,989,710	—
Receivable from Fund shares sold	3,045,267	2,799,963	5,735,075	5,183,508	4,589,786	5,505,859
Dividends and interest receivable	611,431	657,491	621,454	501,003	353,199	237,299
Due from investment advisor	68,242	84,081	88,876	81,994	83,879	82,513
Other	3,108	3,483	3,618	3,344	3,183	3,081

Total assets	506,724,089	599,677,526	660,735,337	627,253,633	595,419,276	593,016,877

LIABILITIES
Overdraft payable	407,488	1,087,050	6,567	385,853	356,456	184,261
Management fees payable	41,294	49,088	53,364	50,808	48,430	48,275
Service agreement fees payable	97,952	116,194	127,292	120,610	115,510	115,528
Due to affiliates	11,850	13,815	14,808	13,943	13,304	13,150
Payable for securities transactions	7,638,915	7,860,120	8,668,220	5,223,538	3,957,908	1,165,299
Accrued expenses & other payables	52,196	60,606	62,680	48,521	60,338	60,135

Total liabilities	8,249,695	9,186,873	8,932,931	5,843,273	4,551,946	1,586,648

NET ASSETS	$498,474,394	$590,490,653	$651,802,406	$621,410,360	$590,867,330	$591,430,229

NET ASSETS CONSIST OF:
Paid-in-capital	$521,988,635	$587,240,075	$638,299,495	$605,029,238	$571,324,620	$560,092,871
Undistributed net investment income (loss)	4,731,746	3,240,212	3,343,638	2,718,171	1,605,458	698,490
Accumulated net realized gain (loss) on total investments	(56,504,140)	(34,302,327)	(32,134,696)	(29,520,109)	(29,316,310)	(27,176,638)
Net unrealized appreciation (depreciation) on total investments	28,258,153	34,312,693	42,293,969	43,183,060	47,253,562	57,815,506

NET ASSETS	$498,474,394	$590,490,653	$651,802,406	$621,410,360	$590,867,330	$591,430,229

RETIREMENT CLASS:
Net assets	$472,892,640	$558,717,187	$621,738,854	$589,943,755	$563,205,527	$565,357,019
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	45,233,262	53,643,572	60,496,945	58,356,038	56,722,236	56,879,633
Net asset value per share	$10.45	$10.42	$10.28	$10.11	$9.93	$9.94

INSTITUTIONAL CLASS:
Net assets	$25,316,412	$31,506,460	$29,794,988	$31,196,472	$27,390,182	$25,800,180
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,723,432	3,447,745	3,362,418	3,606,926	3,263,768	3,105,235
Net asset value per share	$9.30	$9.14	$8.86	$8.65	$8.39	$8.31

PREMIER CLASS:
Net assets	$265,342	$267,006	$268,564	$270,133	$271,621	$273,030
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	28,558	29,238	30,306	31,240	32,396	32,863
Net asset value per share	$9.29	$9.13	$8.86	$8.65	$8.38	$8.31

32 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report 33

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ MARCH 31, 2010

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

ASSETS
Investment in affiliated investment companies, at cost	$781,083,319	$54,440,182	$25,756,477	$47,636,489
Net unrealized appreciation (depreciation) of affiliated portfolio investments	92,330,754	8,634,908	4,101,130	4,379,804

Total investment in affiliated investment companies, at value	873,414,073	63,075,090	29,857,607	52,016,293

Cash	—	—	3,661	—
Receivable from securities transactions	16,576	—	—	552,902
Receivable from Fund shares sold	6,884,687	1,136,317	410,453	356,605
Dividends and interest receivable	353,224	24,947	11,783	66,687
Due from investment advisor	117,074	24,470	8,720	18,940
Other	4,653	231	107	242

Total assets	880,790,287	64,261,055	30,292,331	53,011,669

LIABILITIES
Overdraft payable	278,693	10,375	—	85,282
Management fees payable	71,853	5,080	2,399	4,293
Service agreement fees payable	171,332	11,826	5,320	5,991
Due to affiliates	19,717	1,256	543	3,436
Payable for securities transactions	1,287,800	252,947	132,783	739,588
Payable for Fund shares redeemed	—	—	—	12,930
Accrued expenses & other payables	75,237	30,741	18,394	35,679

Total liabilities	1,904,632	312,225	159,439	887,199

NET ASSETS	$878,885,655	$63,948,830	$30,132,892	$52,124,470

NET ASSETS CONSIST OF:
Paid-in-capital	$826,536,318	$56,469,339	$26,999,621	$50,548,388
Undistributed net investment income (loss)	1,148,965	54,172	25,210	(4)
Accumulated net realized gain (loss) on total investments	(41,130,382)	(1,209,589)	(993,069)	(2,803,718)
Net unrealized appreciation (depreciation) on total investments	92,330,754	8,634,908	4,101,130	4,379,804

NET ASSETS	$878,885,655	$63,948,830	$30,132,892	$52,124,470

RETIREMENT CLASS:
Net assets	$838,048,363	$59,460,960	$26,674,546	$29,457,037
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	82,812,321	7,741,290	3,467,431	3,214,669
Net asset value per share	$10.12	$7.68	$7.69	$9.16

INSTITUTIONAL CLASS:
Net assets	$40,564,248	$4,214,982	$3,185,479	$8,905,945
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,843,692	546,984	412,657	970,648
Net asset value per share	$8.37	$7.71	$7.72	$9.18

RETAIL CLASS:
Net assets	$—	$—	$—	$13,498,742
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	1,471,835
Net asset value per share	—	—	—	$9.17

PREMIER CLASS:
Net assets	$273,044	$272,888	$272,867	$262,746
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,622	35,425	35,351	28,630
Net asset value per share	$8.37	$7.70	$7.72	$9.18

34 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report 35

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2010

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$6,802,473	$7,872,224	$8,261,074	$7,643,121	$7,082,051	$6,799,140

Total income	6,802,473	7,872,224	8,261,074	7,643,121	7,082,051	6,799,140

EXPENSES
Investment management fees	224,575	262,396	280,993	264,760	252,839	250,004
Service agreement fees - Retirement Class	534,799	625,471	674,321	632,182	606,581	601,291
Distribution fees - Retirement Class	106,960	125,094	134,864	126,436	121,316	120,258
Distribution fees - Premier Class	192	192	192	193	193	193
Fund administrative fees	19,432	23,699	25,917	24,626	23,663	23,650
Custody fees	7,146	7,147	7,147	7,147	7,147	7,147
Audit fees	11,024	11,079	11,126	11,082	13,301	13,301
Legal fees	1,292	1,508	1,600	1,530	1,486	1,485
Report printing and mailing expenses	34,812	42,695	42,338	29,331	38,380	36,464
Transfer agency fees and expenses - Retirement Class	300	325	350	315	317	303
Transfer agency fees and expenses - Institutional Class	118	119	129	117	133	114
Transfer agency fees and expenses - Premier Class	10	10	10	10	10	10
Trustee fees and expenses	1,948	2,328	2,536	2,395	2,304	2,297
Compliance fees	8,125	9,709	10,542	9,948	9,557	9,503
Interest expense	1,551	355	326	1,840	1,366	924
Registration fees	37,975	48,813	51,387	52,379	53,882	56,397
Other expenses	4,474	5,901	7,415	7,417	6,927	7,250

Total expenses before expense reimbursement and fees waived	994,733	1,166,841	1,251,193	1,171,708	1,139,402	1,130,591
Less: Expenses reimbursed by the investment advisor	(128,207)	(153,870)	(160,823)	(148,138)	(158,521)	(158,844)
Fee waiver by investment advisor and TPIS	(331,535)	(387,490)	(415,857)	(391,196)	(374,155)	(370,263)

Net expenses	534,991	625,481	674,513	632,374	606,726	601,484

Net investment income (loss)	6,267,482	7,246,743	7,586,561	7,010,747	6,475,325	6,197,656

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated companies	(1,641,489)	(1,653,861)	(2,136,206)	(2,673,830)	(4,192,527)	(4,481,961)

Net realized gain (loss) from investment in affiliated investment companies	(1,641,489)	(1,653,861)	(2,136,206)	(2,673,830)	(4,192,527)	(4,481,961)

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	22,573,381	29,923,812	36,171,011	38,413,681	41,523,499	44,695,748

Net realized and unrealized gain (loss) from investment in affiliated investment companies	20,931,892	28,269,951	34,034,805	35,739,851	37,330,972	40,213,787

Net increase (decrease) in net assets resulting from operations	$27,199,374	$35,516,694	$41,621,366	$42,750,598	$43,806,297	$46,411,443

36	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	37

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2010

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$10,267,729	$619,878	$299,664	$622,783

Total income	10,267,729	619,878	299,664	622,783

EXPENSES
Investment management fees	375,522	23,024	10,977	20,990
Service agreement fees - Retirement Class	902,096	53,604	24,244	29,465
Distribution fees - Retirement Class	180,419	10,721	4,849	5,893
Distribution fees - Retail Class	—	—	—	4,131
Distribution fees - Premier Class	193	193	193	191
Fund administrative fees	35,556	2,360	1,112	1,989
Custody fees	7,147	7,149	7,109	7,092
Audit fees	13,300	13,301	10,427	10,553
Legal fees	2,100	225	223	225
Report printing and mailing expenses	50,504	13,963	3,998	19,308
Transfer agency fees and expenses - Retirement Class	425	91	85	107
Transfer agency fees and expenses - Institutional Class	134	118	104	118
Transfer agency fees and expenses - Retail Class	—	—	—	1,633
Transfer agency fees and expenses - Premier Class	10	10	10	10
Trustee fees and expenses	3,438	210	205	209
Compliance fees	14,289	871	338	196
Interest expense	1,487	55	23	174
Registration fees	72,211	29,489	27,466	34,423
Other expenses	9,752	2,463	1,588	4,717

Total expenses before expense reimbursement and fees waived	1,668,583	157,847	92,951	141,424
Less: Expenses reimbursed by the investment advisor	(210,353)	(70,473)	(52,689)	(79,168)
Fee waiver by investment advisor and TPIS	(555,941)	(33,745)	(15,825)	(26,883)

Net expenses	902,289	53,629	24,437	35,373

Net investment income (loss)	9,365,440	566,249	275,227	587,410

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated companies	(8,785,239)	(573,093)	(272,781)	(201,339)

Net realized gain (loss) from investment in affiliated investment companies	(8,785,239)	(573,093)	(272,781)	(201,339)

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	68,935,570	4,529,159	2,170,159	1,791,940

Net realized and unrealized gain (loss) from investment in affiliated investment companies	60,150,331	3,956,066	1,897,378	1,590,601

Net increase (decrease) in net assets resulting from operations	$69,515,771	$4,522,315	$2,172,605	$2,178,011

38 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report 39

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund

		March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009

		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income		$6,267,482	$8,931,229	$7,246,743	$8,597,680	$7,586,561	$8,031,004
Net realized gain (loss) from investment in affiliated investment companies		(1,641,489)	(53,121,175)	(1,653,861)	(31,314,587)	(2,136,206)	(29,043,080)
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		22,573,381	57,376,042	29,923,812	51,867,826	36,171,011	55,547,838

Net increase (decrease) from operations		27,199,374	13,186,096	35,516,694	29,150,919	41,621,366	34,535,762

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(8,398,807)	(6,989,847)	(9,076,969)	(6,671,276)	(9,068,351)	(5,330,711)
	Institutional Class	(493,693)	(282,473)	(521,574)	(210,178)	(447,934)	(157,348)
	Premier Class*	(6,159)	—	(5,837)	—	(5,501)	—
From realized gains:	Retirement Class	—	(2,832,270)	—	(1,362,021)	—	(1,652,681)
	Institutional Class	—	(102,521)	—	(38,890)	—	(43,684)
	Premier Class*	—	—	—	—	—	—

Total distributions		(8,898,659)	(10,207,111)	(9,604,380)	(8,282,365)	(9,521,786)	(7,184,424)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Premier Class*	—	250,000	—	250,000	—	250,000
Subscriptions:	Retirement Class	72,791,847	112,641,712	89,174,730	147,291,555	117,178,114	177,117,218
	Institutional Class	8,278,596	9,889,843	13,277,714	11,626,158	13,237,579	10,196,284
	Premier Class*	10	—	10	—	10	—
Reinvestments of distributions:	Retirement Class	8,398,807	9,822,118	9,076,969	8,033,297	9,068,350	6,983,391
	Institutional Class	493,692	384,993	521,574	249,068	447,934	201,033
	Premier Class*	6,159	—	5,837	—	5,501	—
Redemptions:	Retirement Class	(21,296,989)	(81,051,046)	(20,685,249)	(14,400,092)	(15,099,013)	(8,022,464)
	Institutional Class	(2,015,154)	(2,955,904)	(1,853,685)	(1,750,085)	(2,079,965)	(450,695)
	Premier Class*	(10)	—	(10)	—	(10)	—

Net increase (decrease) from shareholder transactions		66,656,958	48,981,716	89,517,890	151,299,901	122,758,500	186,274,767

Net increase (decrease) in net assets		84,957,673	51,960,701	115,430,204	172,168,455	154,858,080	213,626,105

NET ASSETS
Beginning of period		413,516,721	361,556,020	475,060,449	302,891,994	496,944,326	283,318,221

End of period		$498,474,394	$413,516,721	$590,490,653	$475,060,449	$651,802,406	$496,944,326

Undistributed net investment income (loss) included in net assets		$4,731,746	$7,362,924	$3,240,212	$5,597,849	$3,343,638	$5,278,863

CHANGE IN FUND SHARES
Seed money shares sold:	Premier Class*	—	27,871	—	28,571	—	29,656
Shares sold:	Retirement Class	7,161,592	12,733,090	8,852,533	17,043,272	11,826,652	21,263,667
	Institutional Class	909,993	1,240,804	1,491,606	1,523,621	1,538,949	1,394,033
	Premier Class*	1	—	1	—	1	—
Shares reinvested:	Retirement Class	833,215	1,148,786	908,605	964,381	923,457	868,581
	Institutional Class	55,100	50,524	59,540	34,026	52,948	28,925
	Premier Class*	687	—	666	—	650	—
Shares redeemed:	Retirement Class	(2,101,001)	(9,514,136)	(2,030,437)	(1,714,086)	(1,520,146)	(989,089)
	Institutional Class	(220,523)	(382,170)	(207,657)	(233,595)	(241,954)	(64,961)
	Premier Class*	(1)	—	(1)	—	(1)	—

Net increase (decrease) from shareholder transactions		6,639,063	5,304,769	9,074,856	17,646,190	12,580,556	22,530,812

* The Premier Class commenced operations on September 30, 2009.

40 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report 41

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund

		March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income		$7,010,747	$6,840,504	$6,475,325	$5,789,023	$6,197,656	$4,931,042
Net realized gain (loss) from investment in affiliated investment companies		(2,673,830)	(26,344,266)	(4,192,527)	(24,786,315)	(4,481,961)	(22,406,398)
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		38,413,681	53,732,732	41,523,499	53,607,195	44,695,748	56,486,317

Net increase (decrease) from operations		42,750,598	34,228,970	43,806,297	34,609,903	46,411,443	39,010,961

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(8,004,931)	(4,252,049)	(7,099,261)	(4,058,668)	(6,589,326)	(4,001,511)
	Institutional Class	(453,019)	(127,020)	(371,105)	(132,429)	(321,241)	(119,558)
	Premier Class*	(5,265)	—	(4,994)	—	(4,740)	—
From realized gains:	Retirement Class	—	(1,609,064)	—	(1,118,238)	—	(1,082,352)
	Institutional Class	—	(42,650)	—	(32,539)	—	(29,222)
	Premier Class*	—	—	—	—	—	—

Total distributions		(8,463,215)	(6,030,783)	(7,475,360)	(5,341,874)	(6,915,307)	(5,232,643)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Premier Class*	—	250,000	—	250,000	—	250,000
Subscriptions:	Retirement Class	113,766,179	175,631,627	108,611,615	177,622,937	112,372,764	188,455,270
	Institutional Class	13,131,322	11,109,753	11,080,384	10,008,370	10,367,738	9,210,944
	Premier Class*	10	—	10	—	10	—
Reinvestments of distributions:	Retirement Class	8,004,931	5,861,113	7,099,262	5,176,906	6,589,326	5,083,862
	Institutional Class	453,019	169,670	371,105	164,968	321,241	148,780
	Premier Class*	5,265	—	4,994	—	4,740	—
Redemptions:	Retirement Class	(11,919,379)	(6,778,431)	(16,581,023)	(3,701,911)	(13,477,196)	(1,188,875)
	Institutional Class	(1,299,477)	(599,755)	(884,004)	(345,968)	(573,350)	(234,667)
	Premier Class*	(10)	—	(10)	—	(10)	—

Net increase (decrease) from shareholder transactions		122,141,860	185,643,977	109,702,333	189,175,302	115,605,263	201,725,314

Net increase (decrease) in net assets		156,429,243	213,842,164	146,033,270	218,443,331	155,101,399	235,503,632

NET ASSETS
Beginning of period		464,981,117	251,138,953	444,834,060	226,390,729	436,328,830	200,825,198

End of period		$621,410,360	$464,981,117	$590,867,330	$444,834,060	$591,430,229	$436,328,830

Undistributed net investment income (loss) included in net assets		$2,718,171	$4,170,639	$1,605,458	$2,605,493	$698,490	$1,416,142

CHANGE IN FUND SHARES
Seed money shares sold:	Premier Class*	—	30,600	—	31,766	—	32,258
Shares sold:	Retirement Class	11,731,995	21,877,689	11,481,200	23,007,466	11,922,527	24,753,420
	Institutional Class	1,571,667	1,588,646	1,370,276	1,496,444	1,297,201	1,413,314
	Premier Class*	1	—	1	—	1	—
Shares reinvested:	Retirement Class	832,979	756,273	755,240	693,026	703,237	690,742
	Institutional Class	55,112	25,553	46,739	26,061	41,027	24,153
	Premier Class*	641	—	630	—	605	—
Shares redeemed:	Retirement Class	(1,223,611)	(857,958)	(1,751,527)	(517,294)	(1,421,744)	(154,032)
	Institutional Class	(153,912)	(86,150)	(108,523)	(54,125)	(71,764)	(36,091)
	Premier Class*	(1)	—	(1)	—	(1)	—

Net increase (decrease) from shareholder transactions		12,814,871	23,334,653	11,794,035	24,683,344	12,471,089	26,723,764

*	The Premier Class commenced operations on September 30, 2009.

42 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report 43

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2040 Fund		Lifecycle 2045 Fund		Lifecycle 2050 Fund

		March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009	March 31, 2010	September 30, 2009

		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income		$9,365,440	$7,383,779	$566,249	$167,229	$275,227	$97,149
Net realized gain (loss) from investment in affiliated investment companies		(8,785,239)	(31,945,420)	(573,093)	(576,762)	(272,781)	(566,594)
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		68,935,570	86,440,148	4,529,159	4,863,615	2,170,159	2,391,272

Net increase (decrease) from operations		69,515,771	61,878,507	4,522,315	4,454,082	2,172,605	1,921,827

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(9,965,342)	(5,855,815)	(535,851)	(96,502)	(245,118)	(58,296)
	Institutional Class	(489,463)	(173,950)	(40,882)	(13,214)	(35,094)	(14,022)
	Premier Class*	(4,830)	—	(3,698)	—	(3,877)	—
From realized gains:	Retirement Class	—	(1,363,530)	—	(34,947)	—	(402)
	Institutional Class	—	(36,640)	—	(4,536)	—	(91)
	Premier Class*	—	—	—	—	—	—

Total distributions		(10,459,635)	(7,429,935)	(580,431)	(149,199)	(284,089)	(72,811)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Premier Class*	—	250,000	—	250,000	—	250,000
Subscriptions:	Retirement Class	162,265,123	297,217,781	27,501,952	23,462,176	13,400,604	12,021,994
	Institutional Class	17,052,958	13,362,837	2,301,615	1,138,299	1,527,851	821,610
	Premier Class*	10	—	10	—	10	—
Reinvestments of distributions:	Retirement Class	9,965,342	7,219,344	535,851	131,449	245,118	58,698
	Institutional Class	489,463	210,590	40,882	17,750	35,094	14,113
	Premier Class*	4,830	—	3,698	—	3,878	—
Redemptions:	Retirement Class	(30,507,256)	(2,298,374)	(2,852,047)	(466,170)	(3,035,161)	(1,429,046)
	Institutional Class	(539,724)	(197,546)	(401,257)	(29,461)	(198,818)	(76,294)
	Premier Class*	(10)	—	(10)	—	(10)	—

Net increase (decrease) from shareholder transactions		158,730,736	315,764,632	27,130,694	24,504,043	11,978,566	11,661,075

Net increase (decrease) in net assets		217,786,872	370,213,204	31,072,578	28,808,926	13,867,082	13,510,091

NET ASSETS
Beginning of period		661,098,783	290,885,579	32,876,252	4,067,326	16,265,810	2,755,719

End of period		$878,885,655	$661,098,783	$63,948,830	$32,876,252	$30,132,892	$16,265,810

Undistributed net investment income (loss) included in net assets		$1,148,965	$2,243,160	$54,172	$68,353	$25,210	$34,072

CHANGE IN FUND SHARES
Seed money shares sold:	Premier Class*	—	32,010	—	34,916	—	34,819
Shares sold:	Retirement Class	16,902,879	38,319,331	3,767,427	3,906,636	1,832,788	1,982,547
	Institutional Class	2,113,653	2,034,933	311,849	183,473	206,715	134,287
	Premier Class*	1	—	1	—	1	—
Shares reinvested:	Retirement Class	1,044,585	963,865	73,911	23,142	33,763	10,262
	Institutional Class	62,036	33,911	5,631	3,119	4,821	2,463
	Premier Class*	612	—	509	—	532	—
Shares redeemed:	Retirement Class	(3,140,433)	(286,982)	(386,180)	(78,583)	(409,856)	(240,912)
	Institutional Class	(66,519)	(30,554)	(55,376)	(4,744)	(26,404)	(11,728)
	Premier Class*	(1)	—	(1)	—	(1)	—

Net increase (decrease) from shareholder transactions		16,916,813	41,066,514	3,717,771	4,067,959	1,642,359	1,911,738

*        The Premier Class commenced operations on September 30, 2009.

44 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report 45

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Retirement Income Fund

		March 31, 2010	September 30, 2009

		(unaudited )

OPERATIONS
Net investment income		$587,410	$539,296
Net realized gain (loss) from investment in affiliated investment companies		(201,339)	(2,421,718)
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		1,791,940	4,176,440

Net increase (decrease) from operations		2,178,011	2,294,018

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(316,830)	(273,122)
	Institutional Class	(104,921)	(84,685)
	Retail Class	(162,319)	(181,399)
	Premier Class*	(3,434)	—
From realized gains:	Retirement Class	—	—
	Institutional Class	—	—
	Retail Class	—	—
	Premier Class*	—	—

Total distributions		(587,504)	(539,206)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Premier Class*	—	250,000
Subscriptions:	Retirement Class	13,318,816	15,784,664
	Institutional Class	3,978,704	2,791,775
	Retail Class	5,066,509	2,868,293
	Premier Class*	10	—
Reinvestments of distributions:	Retirement Class	316,830	273,122
	Institutional Class	104,921	84,685
	Retail Class	156,184	173,139
	Premier Class*	3,434	—
Redemptions:	Retirement Class	(4,474,900)	(2,691,623)
	Institutional Class	(1,001,956)	(247,746)
	Retail Class	(582,372)	(1,055,404)
	Premier Class*	(10)	—

Net increase (decrease) from shareholder transactions		16,886,170	18,230,905

Net increase (decrease) in net assets		18,476,677	19,985,717
NET ASSETS
Beginning of period		33,647,793	13,662,076

End of period		$52,124,470	$33,647,793

Undistributed net investment income (loss) included in net assets		$(4)	$90

CHANGE IN FUND SHARES
Seed money shares sold:	Premier Class*	—	28,249
Shares sold:	Retirement Class	1,484,034	1,944,417
	Institutional Class	443,008	335,060
	Retail Class	562,444	353,947
	Premier Class*	1	—
Shares reinvested:	Retirement Class	35,195	33,822
	Institutional Class	11,636	10,460
	Retail Class	17,334	21,606
	Premier Class*	381	—
Shares redeemed:	Retirement Class	(497,959)	(339,796)
	Institutional Class	(111,730)	(28,705)
	Retail Class	(64,427)	(132,214)
	Premier Class*	(1)	—

Net increase (decrease) from shareholder transactions		1,879,916	2,226,846

*	The Premier Class commenced operations on September 30, 2009.

46 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report 47

FINANCIAL HIGHLIGHTS

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	10/15/04 to 9/30/05	*	10/4/04 to 9/30/05	†

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.05		$10.06	$12.04	$10.99	$10.61	$9.92		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.24	0.37	0.34	0.36	0.26		0.26
Net realized and unrealized gain (loss) on total investments	0.46		0.05	(1.95)	0.98	0.29	0.70		0.62

Total gain (loss) from investment operations	0.60		0.29	(1.58)	1.32	0.65	0.96		0.88

Less distributions from:
Net investment income	(0.20)		(0.21)	(0.34)	(0.24)	(0.25)	(0.27)		(0.27)
Net realized gains	—		(0.09)	(0.06)	(0.03)	(0.02)	—	(d)	—	(d)

Total distributions	(0.20)		(0.30)	(0.40)	(0.27)	(0.27)	(0.27)		(0.27)

Net asset value, end of period	$10.45		$10.05	$10.06	$12.04	$10.99	$10.61		$10.61

TOTAL RETURN	6.08	%(b)	3.36%	(13.59)%	12.21%	6.32%	9.76	%(b)	8.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$472,893		$395,514	$351,907	$255,875	$59,699	$3,770		$3,770
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.51%	0.46%	0.48%	0.69%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.78	%(c)	2.76%	3.27%	2.93%	3.32%	2.57	%(c)	2.573	%(c)
Portfolio turnover rate	10	%(b)	60%	26%	12%	13%	11	%(b)	11	%(b)

See notes to financial highlights.

48	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class						Premier Class

	3/31/10		9/30/09	9/30/08	1/17/07 to 9/30/07	‡	9/30/09 to 3/31/10		9/30/09 to 9/30/09	§

	(unaudited)						(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.97		$9.02	$10.83	$10.00		$8.97		$8.97

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.23	0.32	0.22		0.13		—	(d)
Net realized and unrealized gain (loss) on total investments	0.42		0.05	(1.71)	0.61		0.41		—

Total gain (loss) from investment operations	0.55		0.28	(1.39)	0.83		0.54		—	(d)

Less distributions from:
Net investment income	(0.22)		(0.24)	(0.36)	—		(0.22)		—
Net realized gains	—		(0.09)	(0.06)	—		—		—

Total distributions	(0.22)		(0.33)	(0.42)	—		(0.22)		—

Net asset value, end of period	$9.30		$8.97	$9.02	$10.83		$9.29		$8.97

TOTAL RETURN	6.28	%(b)	3.63%	(13.37)%	8.30	%(b)	6.12	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$25,316		$17,753	$9,649	$3,735		$265		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.21%	0.17%	0.31	%(c)	0.32	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.98	%(c)	2.90%	3.24%	3.04	%(c)	2.88	%(c)	0.00	%(c)
Portfolio turnover rate	10	%(b)	60%	26%	12	%(b)	10	%(b)	60%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	49

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	10/15/04 to 9/30/05	*	10/4/04 to 9/30/05	†

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.94		$9.99	$12.26	$11.06	$10.66	$9.90		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.22	0.35	0.32	0.31	0.26		0.26
Net realized and unrealized gain (loss) on total investments	0.53		(0.02)	(2.23)	1.16	0.40	0.79		0.69

Total gain (loss) from investment operations	0.67		0.20	(1.88)	1.48	0.71	1.05		0.95

Less distributions from:
Net investment income	(0.19)		(0.21)	(0.32)	(0.26)	(0.26)	(0.29)		(0.29)
Net realized gains	—		(0.04)	(0.07)	(0.02)	(0.05)	—	(d)	—	(d)

Total distributions	(0.19)		(0.25)	(0.39)	(0.28)	(0.31)	(0.29)		(0.29)

Net asset value, end of period	$10.42		$9.94	$9.99	$12.26	$11.06	$10.66		$10.66

TOTAL RETURN	6.80	%(b)	2.49%	(15.83)%	13.60%	6.80%	10.64	%(b)	9.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$558,717		$456,392	$295,996	$201,246	$53,660	$5,628		$5,628
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.51%	0.47%	0.49%	0.61%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.76	%(c)	2.57%	3.08%	2.74%	2.91%	2.57	%(c)	2.54	%(c)
Portfolio turnover rate	7	%(b)	34%	22%	15%	6%	3	%(b)	3	%(b)

See notes to financial highlights.

50	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class						Premier Class

	3/31/10		9/30/09	9/30/08	1/17/07 to 9/30/07	‡	9/30/09 to 3/31/10		9/30/09 to 9/30/09	§

	(unaudited)						(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.75		$8.84	$10.88	$10.00		$8.75		$8.75

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.20	0.33	0.18		0.13		—	(d)
Net realized and unrealized gain (loss) on total investments	0.47		(0.02)	(1.96)	0.70		0.45		—

Total gain (loss) from investment operations	0.60		0.18	(1.63)	0.88		0.58		—	(d)

Less distributions from:
Net investment income	(0.21)		(0.23)	(0.34)	—		(0.20)		—
Net realized gains	—		(0.04)	(0.07)	—		—		—

Total distributions	(0.21)		(0.27)	(0.41)	—		(0.20)		—

Net asset value, end of period	$9.14		$8.75	$8.84	$10.88		$9.13		$8.75

TOTAL RETURN	6.93	%(b)	2.66%	(15.57)%	8.80	%(b)	6.78	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$31,506		$18,419	$6,896	$3,525		$267		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.21%	0.17%	0.32	%(c)	0.32	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.91	%(c)	2.59%	3.36%	2.37	%(c)	2.86	%(c)	0.00	%(c)
Portfolio turnover rate	7	%(b)	34%	22%	15	%(b)	7	%(b)	34%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	51

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	10/15/04 to 9/30/05	*	10/4/04 to 9/30/05	†

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.74		$9.87	$12.48	$11.18	$10.71	$9.89		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.20	0.32	0.29	0.29	0.21		0.21
Net realized and unrealized gain (loss) on total investments	0.58		(0.11)	(2.52)	1.28	0.48	0.91		0.80

Total gain (loss) from investment operations	0.71		0.09	(2.20)	1.57	0.77	1.12		1.01

Less distributions from:
Net investment income	(0.17)		(0.17)	(0.32)	(0.26)	(0.27)	(0.30)		(0.30)
Net realized gains	—		(0.05)	(0.09)	(0.01)	(0.03)	—	(d)	—	(d)

Total distributions	(0.17)		(0.22)	(0.41)	(0.27)	(0.30)	(0.30)		(0.30)

Net asset value, end of period	$10.28		$9.74	$9.87	$12.48	$11.18	$10.71		$10.71

TOTAL RETURN	7.38	%(b)	1.40%	(18.21)%	14.23%	7.30%	11.46	%(b)	10.24	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$621,739		$479,735	$277,700	$181,152	$45,193	$2,874		$2,874
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.51%	0.48%	0.50%	0.70%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.26%	0.32%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.69	%(c)	2.41%	2.87%	2.42%	2.66%	2.11	%(c)	2.07	%(c)
Portfolio turnover rate	5	%(b)	27%	20%	20%	1%	12	%(b)	12	%(b)

See notes to financial highlights.

52	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class						Premier Class

	3/31/10		9/30/09	9/30/08	1/17/07 to 9/30/07	‡	9/30/09 to 3/31/10		9/30/09 to 9/30/09	§

	(unaudited)						(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.43		$8.58	$10.89	$10.00		$8.43		$8.43

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.18	0.28	0.13		0.12		—	(d)
Net realized and unrealized gain (loss) on total investments	0.50		(0.09)	(2.16)	0.76		0.50		—

Total gain (loss) from investment operations	0.62		0.09	(1.88)	0.89		0.62		—	(d)

Less distributions from:
Net investment income	(0.19)		(0.19)	(0.34)	—		(0.19)		—
Net realized gains	—		(0.05)	(0.09)	—		—		—

Total distributions	(0.19)		(0.24)	(0.43)	—		(0.19)		—

Net asset value, end of period	$8.86		$8.43	$8.58	$10.89		$8.86		$8.43

TOTAL RETURN	7.45	%(b)	1.66%	(17.95)%	8.90	%(b)	7.41	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$29,795		$16,959	$5,618	$1,472		$269		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.21%	0.19%	0.43	%(c)	0.32	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.84	%(c)	2.45%	2.91%	1.83	%(c)	2.80	%(c)	0.00	%(c)
Portfolio turnover rate	5	%(b)	27%	20%	20	%(b)	5	%(b)	27%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	53

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	10/15/04* to 9/30/05		10/4/04† to 9/30/05

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.51		$9.75	$12.62	$11.24	$10.75	$9.87		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.18	0.30	0.26	0.25	0.19		0.19
Net realized and unrealized gain (loss) on total investments	0.63		(0.21)	(2.78)	1.42	0.55	1.01		0.88

Total gain (loss) from investment operations	0.76		(0.03)	(2.48)	1.68	0.80	1.20		1.07

Less distributions from:
Net investment income	(0.16)		(0.15)	(0.31)	(0.28)	(0.28)	(0.32)		(0.32)
Net realized gains	—		(0.06)	(0.08)	(0.02)	(0.03)	—	(d)	—	(d)

Total distributions	(0.16)		(0.21)	(0.39)	(0.30)	(0.31)	(0.32)		(0.32)

Net asset value, end of period	$10.11		$9.51	$9.75	$12.62	$11.24	$10.75		$10.75

TOTAL RETURN	8.05	%(b)	0.08%	(20.25)%	15.18%	7.59%	12.24	%(b)	10.78	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$589,944		$447,297	$246,043	$143,559	$34,164	$4,095		$4,095
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.52%	0.49%	0.53%	0.73%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.64	%(c)	2.27%	2.64%	2.12%	2.25%	1.86	%(c)	1.83	%(c)
Portfolio turnover rate	4	%(b)	22%	17%	25%	3%	2	%(b)	2	%(b)

See notes to financial highlights.

54	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class						Premier Class

	3/31/10		9/30/09	9/30/08	1/17/07 to 9/30/07	‡	9/30/09 to 3/31/10		9/30/09 to 9/30/09	§

	(unaudited)						(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.17		$8.41	$10.93	$10.00		$8.17		$8.17

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.16	0.26	0.11		0.11		—	(d)
Net realized and unrealized gain (loss) on total investments	0.55		(0.17)	(2.37)	0.82		0.54		—

Total gain (loss) from investment operations	0.66		(0.01)	(2.11)	0.93		0.65		—	(d)

Less distributions from:
Net investment income	(0.18)		(0.17)	(0.33)	—		(0.17)		—
Net realized gains	—		(0.06)	(0.08)	—		—		—

Total distributions	(0.18)		(0.23)	(0.41)	—		(0.17)		—

Net asset value, end of period	$8.65		$8.17	$8.41	$10.93		$8.65		$8.17

TOTAL RETURN	8.13	%(b)	0.37%	(20.04)%	9.30	%(b)	8.09	%(b)	0.00%(b	)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$31,196		$17,434	$5,096	$2,204		$270		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.22%	0.19%	0.38	%(c)	0.31	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.76	%(c)	2.21%	2.63%	1.45	%(c)	2.76	%(c)	0.00	%(c)
Portfolio turnover rate	4	%(b)	22%	17%	25	%(b)	4	%(b)	22%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	55

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06		10/15/04* to 9/30/05		10/4/04† to 9/30/05

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.28		$9.65	$12.81	$11.30	$10.74		$9.85		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.16	0.28	0.24	0.23		0.17		0.17
Net realized and unrealized gain (loss) on total investments	0.67		(0.34)	(3.03)	1.55	0.63		1.05		0.90

Total gain (loss) from investment operations	0.79		(0.18)	(2.75)	1.79	0.86		1.22		1.07

Less distributions from:
Net investment income	(0.14)		(0.15)	(0.32)	(0.26)	(0.27)		(0.33)		(0.33)
Net realized gains	—		(0.04)	(0.09)	(0.02)	(0.03)		—	(d)	—	(d)

Total distributions	(0.14)		(0.19)	(0.41)	(0.28)	(0.30)		(0.33)		(0.33)

Net asset value, end of period	$9.93		$9.28	$9.65	$12.81	$11.30		$10.74		$10.74

TOTAL RETURN	8.63	%(b)	(1.41)%	(22.21)%	16.07%	8.20%		12.55	%(b)	10.86	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$563,206		$429,188	$222,388	$128,768	$29,807		$3,017		$3,017
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.52%	0.50%	0.55%	0.85%		0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.26%	0.33%		0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.56	%(c)	2.05%	2.43%	1.94%	2.06%		1.72	%(c)	1.68	%(c)
Portfolio turnover rate	4	%(b)	18%	17%	29%	0	%(f)	5	%(b)	5	%(b)

See notes to financial highlights.

56	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class						Premier Class

	3/31/10		9/30/09	9/30/08	1/17/07‡ to 9/30/07		9/30/09 to 3/31/10		9/30/09§ to 9/30/09

	(unaudited)						(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.87		$8.22	$10.96	$10.00		$7.87		$7.87

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.14	0.26	0.02		0.11		—	(d)
Net realized and unrealized gain (loss) on total investments	0.57		(0.28)	(2.58)	0.94		0.56		—

Total gain (loss) from investment operations	0.68		(0.14)	(2.32)	0.96		0.67		—	(d)

Less distributions from:
Net investment income	(0.16)		(0.17)	(0.33)	—		(0.16)		—
Net realized gains	—		(0.04)	(0.09)	—		—		—

Total distributions	(0.16)		(0.21)	(0.42)	—		(0.16)		—

Net asset value, end of period	$8.39		$7.87	$8.22	$10.96		$8.38		$7.87

TOTAL RETURN	8.76	%(b)	(1.14)%	(21.99)%	9.60	%(b)	8.59	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$27,390		$15,396	$4,003	$1,735		$272		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.22%	0.19%	0.46	%(c)	0.32	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.65	%(c)	2.11%	2.68%	0.33	%(c)	2.67	%(c)	0.00	%(c)
Portfolio turnover rate	4	%(b)	18%	17%	29	%(b)	4	%(b)	18%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	57

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/10		9/30/09	9/30/08	9/30/07	9/30/06	10/15/04 to 9/30/05	*	10/4/04 to 9/30/05	‡

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.24		$9.68	$12.98	$11.38	$10.78	$9.83		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.14	0.25	0.21	0.19	0.16		0.16
Net realized and unrealized gain (loss) on total investments	0.71		(0.38)	(3.16)	1.68	0.73	1.14		0.97

Total gain (loss) from investment operations	0.83		(0.24)	(2.91)	1.89	0.92	1.30		1.13

Less distributions from:
Net investment income	(0.13)		(0.16)	(0.31)	(0.27)	(0.28)	(0.35)		(0.35)
Net realized gains	—		(0.04)	(0.08)	(0.02)	(0.04)	—	(d)	—	(d)

Total distributions	(0.13)		(0.20)	(0.39)	(0.29)	(0.32)	(0.35)		(0.35)

Net asset value, end of period	$9.94		$9.24	$9.68	$12.98	$11.38	$10.78		$10.78

TOTAL RETURN	9.11	%(b)	(1.94)%	(23.10)%	16.91%	8.62%	13.36	%(b)	11.43	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$565,357		$421,832	$197,256	$102,014	$19,426	$2,713		$2,713
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.51%	0.51%	0.60%	1.03%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.48	%(c)	1.86%	2.22%	1.72%	1.76%	1.57	%(c)	1.53	%(c)
Portfolio turnover rate	3	%(b)	15%	17%	24%	1%	5	%(b)	5	%(b)

See notes to financial highlights.

58	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class						Premier Class

	3/31/10		9/30/09	9/30/08	1/17/07 to 9/30/07	‡	9/30/09 to 3/31/10		9/30/09 to 9/30/09	§

	(unaudited)						(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.75		$8.16	$11.00	$10.00		$7.75		$7.75

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.12	0.23	0.07		0.10		—	(d)
Net realized and unrealized gain (loss) on total investments	0.61		(0.31)	(2.66)	0.93		0.61		—

Total gain (loss) from investment operations	0.71		(0.19)	(2.43)	1.00		0.71		—	(d)

Less distributions from:
Net investment income	(0.15)		(0.18)	(0.33)	—		(0.15)		—
Net realized gains	—		(0.04)	(0.08)	—		—		—

Total distributions	(0.15)		(0.22)	(0.41)	—		(0.15)		—

Net asset value, end of period	$8.31		$7.75	$8.16	$11.00		$8.31		$7.75

TOTAL RETURN	9.28	%(b)	(1.67)%	(22.94)%	10.00	%(b)	9.24	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$25,800		$14,247	$3,569	$1,432		$273		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.21%	0.21%	0.55	%(c)	0.32	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.54	%(c)	1.87%	2.35%	0.90	%(c)	2.59	%(c)	0.00	%(c)
Portfolio turnover rate	3	%(b)	15%	17%	24	%(b)	3	%(b)	15%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	59

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/10		9/30/009	9/30/08	9/30/07	9/30/06	10/15/04 to 9/30/05	*	10/4/04 to 9/30/05	†

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.40		$9.83	$13.16	$11.45	$10.81	$9.82		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.15	0.26	0.20	0.17	0.15		0.15
Net realized and unrealized gain (loss) on total investments	0.74		(0.38)	(3.21)	1.82	0.79	1.21		1.03

Total gain (loss) from investment operations	0.86		(0.23)	(2.95)	2.02	0.96	1.36		1.18

Less distributions from:
Net investment income	(0.14)		(0.16)	(0.31)	(0.28)	(0.27)	(0.37)		(0.37)
Net realized gains	—		(0.04)	(0.07)	(0.03)	(0.05)	—	(d)	—	(d)

Total distributions	(0.14)		(0.20)	(0.38)	(0.31)	(0.32)	(0.37)		(0.37)

Net asset value, end of period	$10.12		$9.40	$9.83	$13.16	$11.45	$10.81		$10.81

TOTAL RETURN	9.20	%(b)	(1.91)%	(23.09)%	17.93%	9.04%	13.93	%(b)	11.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$838,048		$639,490	$285,171	$141,996	$21,093	$2,066		$2,066
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.50%	0.48%	0.57%	1.19%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.50	%(c)	1.84%	2.21%	1.59%	1.50%	1.45	%(c)	1.41	%(c)
Portfolio turnover rate	3	%(b)	14%	16%	18%	17%	10	%(b)	10	%(b)

See notes to financial highlights.

60	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class						Premier Class

	3/31/10		9/30/09	9/30/08	1/17/07 to 9/30/07	‡	9/30/09 to 3/31/10		9/30/09 to 9/30/09	§

	(unaudited)						(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.81		$8.21	$11.04	$10.00		$7.81		$7.81

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.12	0.23	0.06		0.10		—	(d)
Net realized and unrealized gain (loss) on total investments	0.61		(0.31)	(2.67)	0.98		0.61		—

Total gain (loss) from investment operations	0.71		(0.19)	(2.44)	1.04		0.71		—	(d)

Less distributions from:
Net investment income	(0.15)		(0.17)	(0.32)	—		(0.15)		—
Net realized gains	—		(0.04)	(0.07)	—		—		—

Total distributions	(0.15)		(0.21)	(0.39)	—		(0.15)		—

Net asset value, end of period	$8.37		$7.81	$8.21	$11.04		$8.37		$7.81

TOTAL RETURN	9.26	%(b)	(1.66)%	(22.87)%	10.40	%(b)	9.22	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$40,564		$21,359	$5,714	$2,414		$273		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.20%	0.18%	0.44	%(c)	0.31	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.48	%(c)	1.86%	2.39%	0.78	%(c)	2.59	%(c)	0.00	%(c)
Portfolio turnover rate	3	%(b)	14%	16%	18	%(b)	3	%(b)	14%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class							Institutional Class

	3/31/10		9/30/09	11/30/07 to 9/30/08	**	3/31/10		9/30/09	11/30/07 to 9/30/08	**

	(unaudited)					(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.14		$7.56	$10.00		$7.16		$7.57	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.07	0.16		0.09		0.12	0.26
Net realized and unrealized gain (loss) on total investments	0.55		(0.33)	(2.38)		0.57		(0.37)	(2.47)

Total gain (loss) from investment operations	0.64		(0.26)	(2.22)		0.66		(0.25)	(2.21)

Less distributions from:
Net investment income	(0.10)		(0.12)	(0.22)		(0.11)		(0.12)	(0.22)
Net realized gains	—		(0.04)	—		—		(0.04)	—

Total distributions	(0.10)		(0.16)	(0.22)		(0.11)		(0.16)	(0.22)

Net asset value, end of period	$7.68		$7.14	$7.56		$7.71		$7.16	$7.57

TOTAL RETURN	9.03	%(b)	(2.93)%	(22.69	)%(b)	9.29	%(b)	(2.68)%	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$59,461		$30,587	$3,287		$4,215		$2,039	$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.70	%(c)	0.98%	6.60	%(c)	0.41	%(c)	0.70%	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.45	%(c)	1.21%	2.23	%(c)	2.57	%(c)	1.95%	3.55	%(c)
Portfolio turnover rate	6	%(b)	8%	27	%(b)	6	%(b)	8%	27	%(b)

See notes to financial highlights.

62	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/09 to 3/31/10		9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.16		$7.16

Gain (loss) from investment operations:
Net investment income (a)	0.09		—	(d)
Net realized and unrealized gain (loss) on total investments	0.56		—

Total gain (loss) from investment operations	0.65		—	(d)

Less distributions from:
Net investment income	(0.11)		—
Net realized gains	—		—

Total distributions	(0.11)		—

Net asset value, end of period	$7.70		$7.16

TOTAL RETURN	9.11	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$273		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.56	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.58	%(c)	0.00	%(c)
Portfolio turnover rate	6	%(b)	8%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/10		9/30/09	11/30/07 to 9/30/08	**	3/31/10		9/30/09	11/30/07 to 9/30/08	**

	(unaudited)					(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.15		$7.62	$10.00		$7.18		$7.64	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.08	0.20		0.10		0.12	0.27
Net realized and unrealized gain (loss) on total investments	0.55		(0.42)	(2.36)		0.55		(0.45)	(2.41)

Total gain (loss) from investment operations	0.64		(0.34)	(2.16)		0.65		(0.33)	(2.14)

Less distributions from:
Net investment income	(0.10)		(0.13)	(0.22)		(0.11)		(0.13)	(0.22)
Net realized gains	—		— (d)	—		—		— (d)	—

Total distributions	(0.10)		(0.13)	(0.22)		(0.11)		(0.13)	(0.22)

Net asset value, end of period	$7.69		$7.15	$7.62		$7.72		$7.18	$7.64

TOTAL RETURN	9.09	%(b)	(4.08)%	(22.08	)%(b)	9.21	%(b)	(3.81)%	(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$26,675		$14,383	$1,973		$3,185		$1,633	$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.88	%(c)	1.45%	7.70	%(c)	0.59	%(c)	1.18%	7.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.48	%(c)	1.35%	2.75	%(c)	2.69	%(c)	2.04%	3.55	%(c)
Portfolio turnover rate	14	%(b)	18%	73	%(b)	14	%(b)	18%	73	%(b)

See notes to financial highlights.

64	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/09 to 3/31/10		9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.18		$7.18

Gain (loss) from investment operations:
Net investment income (a)	0.09		—	(d)
Net realized and unrealized gain (loss) on total investments	0.56		—

Total gain (loss) from investment operations	0.65		—	(d)

Less distributions from:
Net investment income	(0.11)		—
Net realized gains	—		—

Total distributions	(0.11)		—

Net asset value, end of period	$7.72		$7.18

TOTAL RETURN	9.17	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$273		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.76	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.58	%(c)	0.00	%(c)
Portfolio turnover rate	14	%(b)	18%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/10		9/30/09	11/30/07 to 9/30/08	**	3/31/10		9/30/09	11/30/07 to 9/30/08	**

	(unaudited)					(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.84		$8.65	$10.00		$8.85		$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.21	0.31		0.13		0.23	0.34
Net realized and unrealized gain (loss) on total investments	0.32		0.19	(1.34)		0.33		0.19	(1.36)

Total gain (loss) from investment operations	0.44		0.40	(1.03)		0.46		0.42	(1.02)

Less distributions from:
Net investment income	(0.12)		(0.21)	(0.32)		(0.13)		(0.22)	(0.33)
Net realized gains	—		—	—		—		—	—

Total distributions	(0.12)		(0.21)	(0.32)		(0.13)		(0.22)	(0.33)

Net asset value, end of period	$9.16		$8.84	$8.65		$9.18		$8.85	$8.65

TOTAL RETURN	4.98	%(b)	4.86%	(10.49	)%(b)	5.21	%(b)	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$29,457		$19,384	$4,800		$8,906		$5,554	$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.78	%(c)	1.01%	1.79	%(c)	0.48	%(c)	0.73%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.73	%(c)	2.59%	4.00	%(c)	2.93	%(c)	2.86%	4.30	%(c)
Portfolio turnover rate	16	%(b)	38%	26	%(b)	16	%(b)	38%	26	%(b)

See notes to financial highlights.

66 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class					Premier Class

	3/31/10		9/30/09	11/30/07 to 9/30/08	**	9/30/09 to 9/30/10		9/30/09 to 9/30/09	§

	(unaudited)					(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.85		$8.65	$10.00		$8.85		$8.85

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.23	0.32		0.13		—	(d)
Net realized and unrealized gain (loss) on total investments	0.31		0.19	(1.34)		0.32		—

Total gain (loss) from investment operations	0.44		0.42	(1.02)		0.45		—	(d)

Less distributions from:
Net investment income	(0.12)		(0.22)	(0.33)		(0.12)		—
Net realized gains	—		—	—		—		—

Total distributions	(0.12)		(0.22)	(0.33)		(0.12)		—

Net asset value, end of period	$9.17		$8.85	$8.65		$9.18		$8.85

TOTAL RETURN	5.06	%(b)	5.16%	(10.37	)%(b)	5.13	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$13,499		$8,460	$6,171		$263		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.58	%(c)	0.97%	1.72	%(c)	0.64	%(c)	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.05%	0.00	%(c)	0.15	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	2.84	%(c)	2.92%	4.09	%(c)	2.82	%(c)	0.00	%(c)
Portfolio turnover rate	16	%(b)	38%	26	%(b)	16	%(b)	38%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report 67

FINANCIAL HIGHLIGHTS (NOTES)	concluded

TIAA-CREF LIFECYCLE FUNDS

*	The Retirement Class effective date of SEC registration was October 15, 2004.

**	Fund commenced operations on November 30, 2007.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(f)	Percentage is less than 1%.

68	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that was organized on April 15, 1999, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of forty-seven series of funds. The remaining funds are presented in separate shareholder reports.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees, and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among each Fund in the Trust.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Service Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2009) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended March 31, 2010, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

70	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies —These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of March 31, 2010, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. However, Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least January 31, 2011.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the Distribution (Rule 12b-1) Plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. TPIS has agreed not to seek any reimbursements under the Distribution (Rule 12b-1) Plan from the Retirement Class through January 31, 2011. This agreement may be terminated before this date with the approval of the Trustees. The Premier Class of the Funds has adopted a Distribution (Rule 12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Premier Class

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report	71

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

at the annual rate of 0.15% of average daily net assets attributable to the Premier Class shares.

Advisors has agreed to reimburse each Fund if the Fund’s total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with approval of the Trustees.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. In addition, a registered separate account of TIAA also has various sub-accounts that invest in the Funds. The following is the percentage of the Funds’ shares owned by TIAA as of March 31, 2010:

Fund	TIAA	TIAA ACCESS

Lifecycle 2010 Fund (a)	0%	5%
Lifecycle 2015 Fund (a)	0%	5%
Lifecycle 2020 Fund (a)	0%	4%
Lifecycle 2025 Fund (a)	0%	5%
Lifecycle 2030 Fund (a)	0%	5%
Lifecycle 2035 Fund (a)	0%	4%
Lifecycle 2040 Fund (a)	0%	4%
Lifecycle 2045 Fund	3%	5%
Lifecycle 2050 Fund	6%	7%
Lifecycle Retirement Income Fund	19%	11%

(a) Contains less than 1%

Note 4—investments

At March 31, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Lifecycle 2010	$501,685,508	$30,687,459	$(35,680,411)	$(4,992,952)
Lifecycle 2015	573,559,061	19,197,116	(4,741,300)	14,455,816
Lifecycle 2020	621,799,021	30,882,895	(4,425,370)	26,457,525
Lifecycle 2025	586,113,417	36,932,722	(4,943,891)	31,988,831
Lifecycle 2030	550,101,211	41,284,950	(3,986,642)	37,298,308
Lifecycle 2035	537,142,588	51,037,486	(991,949)	50,045,537
Lifecycle 2040	793,999,883	80,497,154	(1,082,964)	79,414,190
Lifecycle 2045	55,392,141	7,682,949	—	7,682,949
Lifecycle 2050	26,539,535	3,318,072	—	3,318,072
Lifecycle Retirement Income	49,886,985	2,129,308	—	2,129,308

72	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the year ended March 31, 2010, were as follows:

Fund	Purchases	Sales

Lifecycle 2010	$108,434,346	$43,561,876
Lifecycle 2015	126,259,830	38,733,608
Lifecycle 2020	147,201,102	26,653,030
Lifecycle 2025	139,635,454	19,119,335
Lifecycle 2030	129,973,790	21,394,741
Lifecycle 2035	127,574,894	12,801,755
Lifecycle 2040	183,552,314	25,644,587
Lifecycle 2045	29,994,490	2,954,612
Lifecycle 2050	15,107,262	3,007,599
Lifecycle Retirement Income	23,902,260	6,820,480

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended September 30, 2009 was as follows:

	2009

Fund	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle 2010	$7,272,284	$2,934,827	$10,207,111
Lifecycle 2015	6,881,561	1,400,804	8,282,365
Lifecycle 2020	5,488,156	1,696,268	7,184,424
Lifecycle 2025	4,379,031	1,651,752	6,030,783
Lifecycle 2030	4,191,029	1,150,845	5,341,874
Lifecycle 2035	4,141,165	1,111,478	5,252,643
Lifecycle 2040	6,029,605	1,400,330	7,429,935
Lifecycle 2045	109,718	39,481	149,199
Lifecycle 2050	72,321	490	72,811
Lifecycle Retirement Income	539,206	—	539,206

The tax character of the fiscal year 2010 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating funds and allocated on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report     73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

facility by affiliated accounts or mutual funds. For the period ended March 31, 2010, there were no borrowings under this credit facility by the Funds.

Note 7—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements, thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Funds’ financial statements.

74     2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR THE TIAA-CREF LIFECYCLE FUNDS OF THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each Fund covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2010, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee works with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2010 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Retirement Class of each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report     75

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

term and long-term investment performance and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the economic downturn and subsequent recovery.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meetings held on March 31, 2010, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and

76     2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel, as to certain relevant guidelines that relate to the renewal or approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund.

At its meeting on March 31, 2010, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds followed by a summary of certain specific factors the Board considered for each particular Fund.

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report     77

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group of mutual funds,

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four- and five-year periods. The Board considered each Fund’s performance as compared to its peer group and benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had adversely impacted the performance of many Funds. Despite these circumstances, the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Lifecycle Fund’s performance, see the Fund-by-Fund synopsis below.) Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had or were being implemented.

78     2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI’s services to the Lifecycle Funds for the calendar year 2009. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI does not earn a direct profit on any of the Funds, which is primarily due to a complete waiver of the Funds’ management fees and a reimbursement of all of their other expenses except for Retirement Class service fees. The Board also considered that TAI may have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI. The Board concluded that TAI’s direct and indirect profits were not excessive in light of various relevant factors. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also acknowledged certain permanent and temporary waivers of management fees of TIAA-CREF Funds used as underlying investments for the Lifecycle Funds which would reduce the Lifecycle Funds’ expenses. During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. In this regard, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to those Funds that were in operation during 2009

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report     79

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

and TAI had waived its fees or reimbursed the Lifecycle Funds for all of their expenses other than Retirement Class service fees. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other funds, the TIAA-CREF Managed Allocation Fund and the TIAA-CREF Lifecycle Index Funds. In addition, TAI manages other asset allocation products, such as education savings plans (529 plans). The Board considered that the management fees of the Lifecycle Funds and the Managed Allocation Fund were the same—0.00% (net of TAI’s waiver of advisory fees for the Lifecycle Funds), while the Lifecycle Index Funds’ management fees were higher at 0.10% with no waiver.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to both the Funds and certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Also, certain Funds managed by TAI or its affiliates are managed in the same manner and by the same personnel as the TIAA-CREF Lifecycle Index Funds and the TIAA-CREF Managed Allocation Fund, resulting in certain benefits associated with economies of scale.

FUND-BY-FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund, which is the oldest class of each Fund. Because each of the Funds’ classes generally has different nonadvisory expenses, the expense and performance information for the Funds’ other classes will differ from the expense and performance information shown below. All time periods referenced below end as of December 31, 2009. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements

80     2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Lifecycle Fund during 2009 under the Agreement.

LIFECYCLE 2010 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).
•

For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 3rd, 2nd, 3rd and 3rd quintiles, respectively, of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE 2015 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 3rd, 2nd, 3rd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE 2020 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report     81

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.
•

The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe. The Fund’s total expenses were also in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”).

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 4th, 2nd, 3rd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE 2025 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 4th, 2nd, 3rd and 4th quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE 2030 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 4th, 2nd, 3rd and 4th quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.

82     2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE 2035 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 5th, 3rd, 3rd and 4th quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE 2040 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe. The Fund’s total expenses were also in the 1st quintile of its Expense Group.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 4th, 2nd, 2nd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE 2045 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report     83

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.
•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one- and two-year and since inception periods, the Fund was in the 5th, 4th and 4th quintiles, respectively, of its Performance Universe.
•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE 2050 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe. The Fund’s total expenses were also in the 1st quintile of its Expense Group.
•	For the one- and two-year and since inception periods, the Fund was in the 5th, 4th and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

LIFECYCLE RETIREMENT INCOME FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2011, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and two-year and since inception periods, the Fund was in the 5th, 1st and 1stquintiles, respectively, of its Performance Universe.
•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

84     2010 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	During the year, the Fund changed to monthly rebalancing to asset class target allocations and reduced the number of asset class indices included in the Fund’s customized composite benchmark.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Lifecycle Fund.

TIAA-CREF Lifecycle Funds ▪ 2010 Semiannual Report     85

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TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

2010 SEMIANNUAL REPORT

TIAA-CREF LIFECYCLE
INDEX FUNDS

OF THE TIAA-CREF FUNDS

MARCH 31, 2010

Financial statements (unaudited)

Lifecycle Index 2010 Fund

Lifecycle Index 2015 Fund

Lifecycle Index 2020 Fund

Lifecycle Index 2025 Fund

Lifecycle Index 2030 Fund

Lifecycle Index 2035 Fund

Lifecycle Index 2040 Fund

Lifecycle Index 2045 Fund

Lifecycle Index 2050 Fund

Lifecycle Index Retirement Income Fund

UNDERSTANDING YOUR TIAA-CREF LIFECYCLE INDEX FUNDS REPORT

This report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, as of March 31, 2010. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of that fund’s composite benchmark and a broad-based market index.

•	The portfolios of investments list the underlying funds in which each fund had investments as of March 31, 2010.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776. We urge you to read the prospectus carefully before investing.

INFORMATION FOR TIAA-CREF LIFECYCLE INDEX FUNDS INVESTORS

Portfolio listings

The complete TIAA-CREF Lifecycle Index Funds’ portfolios of investments begin on page 20 of this report. You can also obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2010) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ and the TIAA-CREF Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. Reports on how the underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

          In August 2010, information on proxy votes for the Lifecycle Index Funds will also become available at the same reference points noted above.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	1

ABOUT THE TIAA-CREF LIFECYCLE INDEX FUNDS

The TIAA-CREF Lifecycle Index Funds offer a convenient, low-cost solution for investors who want to have their retirement investments professionally managed. Each Lifecycle Index fund provides a single diversified investment portfolio selected with a target retirement date in mind, using an age-appropriate mix of underlying equity (stock) and fixed-income funds offered by the TIAA-CREF Funds. The portfolios of these underlying funds, which are index funds, are designed to track various parts of the U.S. equity and fixed-income markets as closely as possible.

          Lifecycle Index Funds intended for investors retiring sooner have larger positions in fixed-income funds and smaller positions in equity funds. Funds for investors retiring later are more aggressive, with larger allocations to equity funds and smaller allocations to fixed-income funds. The target date is the approximate date when investors expect to begin withdrawing money from the fund.

Instant diversification across borders and asset classes

The underlying funds employed by the Lifecycle Index Funds provide immediate access to a broad range of investments. The equity funds include holdings that vary by size (large-, mid- and small-capitalization companies), by location (the United States and abroad) and by style (growth and value). The fixed-income funds include holdings from several types of issuers and with a broad range of maturity dates. The diversification produced by spreading the Lifecycle Index Funds’ holdings among various equity and fixed-income funds can help control an investor’s risk. (Diversification, however, does not guarantee against loss.)

Dynamic allocations that are adjusted each year

As an investor ages, preserving capital becomes more important—yet growth needs to continue. Each Lifecycle Index fund’s mix of underlying funds (except that of the Retirement Income Fund) will become more conservative as an investor approaches retirement.

          Approximately seven to ten years after a Lifecycle Index fund enters its target retirement year, the Board of Trustees may authorize the merger of the fund into the Lifecycle Index Retirement Income Fund or a similar fund.

          The Lifecycle Index Funds are rebalanced as needed to remain within close range of their targeted allocations of equity and fixed-income investments. In addition, we periodically assess each fund’s target allocations and may alter them based on our latest research and analysis. The most recent adjustments to the funds’ allocations appear in the February 1, 2010 prospectuses.

          As with all mutual funds, the returns and the principal value of an investment are not guaranteed.

2	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle Index fund uses a composite benchmark that represents the four general market sectors in which each fund invests: U.S. equity (stocks); international equity; fixed income; and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target allocations:

•	Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization.

•	MSCI EAFE (Europe, Australasia, Far East) Index (international equity), which measures the performance of the leading stocks in 21 developed countries outside North America.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets), which measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	3

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Lifecycle Index Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Index Funds and fees for the underlying funds; each Lifecycle Index fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The examples that appear in the tables on pages 5 through 7 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on October 1, 2009, and held for six months until March 31, 2010.

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

4	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2010

Lifecycle Index Funds—Retirement Class

	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09–3/31/10)	Effective expenses paid† (10/1/09–3/31/10)

2010 Fund actual return	$1,000.00	$1,056.50	$1.74	$2.36
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.32

2015 Fund actual return	$1,000.00	$1,062.80	$1.75	$2.37
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.32

2020 Fund actual return	$1,000.00	$1,068.20	$1.75	$2.32
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.27

2025 Fund actual return	$1,000.00	$1,074.80	$1.76	$2.33
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.27

2030 Fund actual return	$1,000.00	$1,081.90	$1.76	$2.34
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.27

2035 Fund actual return	$1,000.00	$1,087.40	$1.77	$2.34
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.27

2040 Fund actual return	$1,000.00	$1,087.20	$1.77	$2.29
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.22

2045 Fund actual return	$1,000.00	$1,086.70	$1.77	$2.34
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.27

2050 Fund actual return	$1,000.00	$1,086.70	$1.77	$2.34
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.27

Retirement Income Fund actual return	$1,000.00	$1,048.40	$1.74	$2.45
5% annual hypothetical return	1,000.00	1,023.24	1.72	2.42

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.34% for the Retirement Class of the Lifecycle Index Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.44% for the 2040 Fund; 0.45% for the 2020, 2025, 2030, 2035, 2045 and 2050 Funds; 0.46% for the 2010 and 2015 Funds; and 0.48% for the Retirement Income Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2010

Lifecycle Index Funds—Institutional Class

	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09–3/31/10)	Effective expenses paid† (10/1/09–3/31/10)

2010 Fund actual return	$1,000.00	$1,058.20	$0.46	$1.08
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.06

2015 Fund actual return	$1,000.00	$1,064.50	$0.46	$1.08
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.06

2020 Fund actual return	$1,000.00	$1,069.90	$0.46	$1.03
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.01

2025 Fund actual return	$1,000.00	$1,075.50	$0.47	$1.03
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.01

2030 Fund actual return	$1,000.00	$1,082.60	$0.47	$1.04
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.01

2035 Fund actual return	$1,000.00	$1,088.10	$0.47	$1.04
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.01

2040 Fund actual return	$1,000.00	$1,087.80	$0.42	$0.94
5% annual hypothetical return	1,000.00	1,024.53	0.40	0.91

2045 Fund actual return	$1,000.00	$1,088.40	$0.47	$1.04
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.01

2050 Fund actual return	$1,000.00	$1,088.40	$0.47	$1.04
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.01

Retirement Income Fund actual return	$1,000.00	$1,049.70	$0.46	$1.18
5% annual hypothetical return	1,000.00	1,024.48	0.45	1.16

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.09% for the Institutional Class of the Lifecycle Index Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.18% for the 2040 Fund; 0.20% for the 2020, 2025, 2030, 2035, 2045 and 2050 Funds; 0.21% for the 2010 and 2015 Funds; and 0.23% for the Retirement Income Fund.

6	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2010

Lifecycle Index Funds—Premier Class

	Starting fund value (10/1/09)	Ending fund value (3/31/10)	Expenses paid* (10/1/09–3/31/10)	Effective expenses paid† (10/1/09–3/31/10)

2010 Fund actual return	$1,000.00	$1,056.80	$1.23	$1.85
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.82

2015 Fund actual return	$1,000.00	$1,063.10	$1.23	$1.85
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.82

2020 Fund actual return	$1,000.00	$1,069.50	$1.24	$1.81
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.77

2025 Fund actual return	$1,000.00	$1,075.10	$1.24	$1.81
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.77

2030 Fund actual return	$1,000.00	$1,082.10	$1.25	$1.82
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.77

2035 Fund actual return	$1,000.00	$1,087.70	$1.25	$1.82
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.77

2040 Fund actual return	$1,000.00	$1,087.40	$1.25	$1.77
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.72

2045 Fund actual return	$1,000.00	$1,088.00	$1.25	$1.82
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.77

2050 Fund actual return	$1,000.00	$1,088.00	$1.25	$1.82
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.77

Retirement Income Fund actual return	$1,000.00	$1,048.90	$1.23	$1.94
5% annual hypothetical return	1,000.00	1,023.73	1.21	1.92

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.24% for the Premier Class of the Lifecycle Index Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.34% for the 2040 Fund; 0.35% for the 2020, 2025, 2030, 2035, 2045 and 2050 Funds; 0.36% for the 2010 and 2015 Funds; and 0.38% for the Retirement Income Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	7

INVESTMENT RESULTS OF THE LIFECYCLE INDEX FUNDS

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2010

The ten TIAA-CREF Lifecycle Index Funds underperformed their respective composite benchmarks for the six-month period, with returns for the Retirement Class ranging from 4.84% for the Retirement Income Fund to 8.74% for the Lifecycle Index 2035 Fund.

          The funds’ returns included deductions for expenses, while those of their respective benchmarks did not. The funds had risk profiles similar to those of their underlying funds.

          During the period from October 2009 through March 2010, U.S. stocks continued their strong advance, extending last year’s rally into the first quarter of 2010. Though the broad U.S. equity market stalled for a period in January, it regained its footing and recovered strongly, registering double-digit returns by the end of the period.

          As a result of this strength in the equity market, Lifecycle Index Funds with target retirement dates further in the future—those with larger allocations to stocks—posted larger gains than funds with closer target retirement dates, which have a smaller percentage of stocks.

Worldwide stock market recovery continues

As the period covered by this report began in October 2009, investors learned that the U.S. economy had grown during the third quarter of 2009 after four consecutive quarters of contraction. The rate of growth in the third quarter was 2.2% (the average over the last decade was 2.8%), but it jumped to 5.6% in the fourth quarter. These signs of economic recovery, combined with improved corporate profits, encouraged some investors to begin moving money from the fixed-income markets back into stocks. The result was higher stock prices in the United States and in many foreign markets.

          The Russell 3000® Index, which measures the broad U.S. stock market, gained 12.19% for the period, despite the pullback in January. Foreign stocks rose but lagged U.S. shares. The MSCI EAFE Index, which measures stock performance in 21 developed nations outside North America, returned 3.06%. In terms of local currencies, the EAFE rose 7.77%. U.S. investors, however, gave back part of their gains as the value of those currencies, especially the euro and the pound, fell relative to the dollar.

Bonds produce moderate gains

Amid signs that the downturn was easing, some confidence returned to the credit markets. As a more normal flow of credit resumed, the Federal Reserve allowed many of its programs, designed to stimulate liquidity, to lapse on schedule. Nevertheless, the central bank kept its target for the federal funds rate within the exceptionally low

8	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

range of 0% to 0.25%, where it had been for more than a year. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          The Barclays Capital U.S. Aggregate Bond Index gained only 1.99% for the six-month period. As the economy improved, some bond investors abandoned the relative safety—and low yields—of U.S. Treasury and agency securities for the potentially higher returns of lower-grade corporate bonds, which are not part of the Barclays Capital aggregate index.

          Inflation-protected securities outperformed the broader bond market. The Barclays Capital U.S. TIPS Index (Series-L) gained 2.34% for the reporting period.

All ten funds trail their benchmarks

For the period, all ten Lifecycle Index Funds underperformed their respective composite benchmarks, based on results for the Retirement Class. The margin of difference for the period varied from 0.35 of a percentage point for the 2030 Fund to 0.48 of a percentage point for the 2020 Fund.

          During the period, the Lifecycle Index Funds invested in four sectors of the investment markets: U.S. equity (stocks), international equity, fixed income and inflation-protected assets. The funds lagged their respective composite benchmarks for the six months because of the underperformance of their underlying funds within these four sectors.

          The Lifecycle Index Funds invest in the Institutional Class shares of the TIAA-CREF Funds. Within the U.S. equity sector, the 12.04% return of the Equity Index Fund lagged that of the Russell 3000 Index. Similarly, within the international equity sector, the International Equity Index Fund’s 2.88% return was eclipsed by the return of the MSCI EAFE Index.

          The Lifecycle Index Funds’ allocation to the fixed-income sector was divided between two underlying funds. The Bond Index Fund (up 1.61%) trailed the return of the Barclays Capital aggregate index, while the Inflation-Linked Bond Fund (up 2.27%) lagged the TIPS index.

          Launched on September 30, 2009, the Lifecycle Index Funds experienced substantial inflows during the six-month period. It was challenging to invest that new money in time to keep up with a rapidly rising stock market.

          Because of the short performance history of the Lifecycle Index Funds, these returns should not be taken as an indication of the way the funds are likely to perform over longer periods.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	9

LIFECYCLE INDEX 2010 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

Lifecycle Index 2010 Fund	6 months	since inception

Retirement Class (inception: 9/30/2009)	5.65%	5.65%
Institutional Class (inception: 9/30/2009)	5.82	5.82
Premier Class (inception: 9/30/2009)	5.68	5.68

Lifecycle Index 2010 Fund Composite Index*	6.07	6.07

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	1.99	1.99

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2010 Fund Composite Index consisted of: 43.7% Barclays Capital U.S. Aggregate Bond Index; 37.8% Russell 3000 Index; 12.6% MSCI EAFE Index; and 5.9% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	37.5%	38.1%
International equity	12.5	12.7
Fixed income	44.0	43.5
Inflation-protected assets	6.0	5.9
Other assets & liabilities, net	—	–0.2

Total	100.0	100.0

10	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2015 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

Lifecycle Index 2015 Fund	6 months	since inception

Retirement Class (inception: 9/30/2009)	6.28%	6.28%
Institutional Class (inception: 9/30/2009)	6.45	6.45
Premier Class (inception: 9/30/2009)	6.31	6.31

Lifecycle Index 2015 Fund Composite Index*	6.69	6.69

Broad-based market index
Russell 3000® Index	12.19	12.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2015 Fund Composite Index consisted of: 43.8% Russell 3000 Index; 37.7% Barclays Capital U.S. Aggregate Bond Index; 14.6% MSCI EAFE Index; and 3.9% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	43.5%	44.0%
International equity	14.5	14.7
Fixed income	38.0	37.5
Inflation-protected assets	4.0	3.9
Other assets & liabilities, net	—	–0.1

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	11

LIFECYCLE INDEX 2020 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

Lifecycle Index 2020 Fund	6 months	since inception

Retirement Class (inception: 9/30/2009)	6.82%	6.82%
Institutional Class (inception: 9/30/2009)	6.99	6.99
Premier Class (inception: 9/30/2009)	6.95	6.95

Lifecycle Index 2020 Fund Composite Index*	7.30	7.30

Broad-based market index
Russell 3000® Index	12.19	12.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2020 Fund Composite Index consisted of: 49.8% Russell 3000 Index; 31.7% Barclays Capital U.S. Aggregate Bond Index; 16.6% MSCI EAFE Index; and 1.9% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	49.5%	49.9%
International equity	16.5	16.8
Fixed income	32.0	31.5
Inflation-protected assets	2.0	1.9
Other assets & liabilities, net	—	–0.1

Total	100.0	100.0

12	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2025 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

Lifecycle Index 2025 Fund	6 months	since inception

Retirement Class (inception: 9/30/2009)	7.48%	7.48%
Institutional Class (inception: 9/30/2009)	7.55	7.55
Premier Class (inception: 9/30/2009)	7.51	7.51

Lifecycle Index 2025 Fund Composite Index*	7.92	7.92

Broad-based market index
Russell 3000® Index	12.19	12.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2025 Fund Composite Index consisted of: 55.8% Russell 3000 Index; 25.6% Barclays Capital U.S. Aggregate Bond Index; and 18.6% MSCI EAFE Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	55.5%	55.9%
International equity	18.5	18.8
Fixed income	26.0	25.4
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	–0.1

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	13

LIFECYCLE INDEX 2030 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

Lifecycle Index 2030 Fund	6 months	since inception

Retirement Class (inception: 9/30/2009)	8.19%	8.19%
Institutional Class (inception: 9/30/2009)	8.26	8.26
Premier Class (inception: 9/30/2009)	8.21	8.21

Lifecycle Index 2030 Fund Composite Index*	8.54	8.54

Broad-based market index
Russell 3000® Index	12.19	12.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2030 Fund Composite Index consisted of: 61.8% Russell 3000 Index; 20.6% MSCI EAFE Index; and 17.6% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	61.5%	61.9%
International equity	20.5	20.8
Fixed income	18.0	17.4
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	–0.1

Total	100.0	100.0

14	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2035 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

		since
Lifecycle Index 2035 Fund	6 months	inception

Retirement Class (inception: 9/30/2009)	8.74%	8.74%
Institutional Class (inception: 9/30/2009)	8.81	8.81
Premier Class (inception: 9/30/2009)	8.77	8.77

Lifecycle Index 2035 Fund Composite Index*	9.11	9.11

Broad-based market index
Russell 3000® Index	12.19	12.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2035 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	67.5%	67.6%
International equity	22.5	22.6
Fixed income	10.0	10.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	–0.2

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	15

LIFECYCLE INDEX 2040 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

		since
Lifecycle Index 2040 Fund	6 months	inception

Retirement Class (inception: 9/30/2009)	8.72%	8.72%
Institutional Class (inception: 9/30/2009)	8.78	8.78
Premier Class (inception: 9/30/2009)	8.74	8.74

Lifecycle Index 2040 Fund Composite Index*	9.11	9.11

Broad-based market index
Russell 3000® Index	12.19	12.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	67.5%	67.6%
International equity	22.5	22.6
Fixed income	10.0	9.9
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	–0.1

Total	100.0	100.0

16	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2045 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

		since
Lifecycle Index 2045 Fund	6 months	inception

Retirement Class (inception: 9/30/2009)	8.67%	8.67%
Institutional Class (inception: 9/30/2009)	8.84	8.84
Premier Class (inception: 9/30/2009)	8.80	8.80

Lifecycle Index 2045 Fund Composite Index*	9.11	9.11

Broad-based market index
Russell 3000® Index	12.19	12.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	67.5%	67.6%
International equity	22.5	22.6
Fixed income	10.0	10.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	–0.2

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	17

LIFECYCLE INDEX 2050 FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

		since
Lifecycle Index 2050 Fund	6 months	inception

Retirement Class (inception: 9/30/2009)	8.67%	8.67%
Institutional Class (inception: 9/30/2009)	8.84	8.84
Premier Class (inception: 9/30/2009)	8.80	8.80

Lifecycle Index 2050 Fund Composite Index*	9.11	9.11

Broad-based market index
Russell 3000® Index	12.19	12.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	67.5%	67.6%
International equity	22.5	22.6
Fixed income	10.0	10.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	–0.2

Total	100.0	100.0

18	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX RETIREMENT INCOME FUND

PERFORMANCE AS OF MARCH 31, 2010

	Total return

		since
Lifecycle Index Retirement Income Fund	6 months	inception

Retirement Class (inception: 9/30/2009)	4.84%	4.84%
Institutional Class (inception: 9/30/2009)	4.97	4.97
Premier Class (inception: 9/30/2009)	4.89	4.89

Lifecycle Index Retirement Income Fund Composite Index*	5.25	5.25

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	1.99	1.99

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2010, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE Index; and 10.0% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/10

U.S. equity	30.0%	30.2%
International equity	10.0	10.1
Fixed income	50.0	50.1
Inflation-protected assets	10.0	10.0
Other assets & liabilities, net	—	–0.4

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	19

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2010 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
474,883	TIAA-CREF Bond Index Fund	$4,767,829	43.5%

		4,767,829	43.5

INFLATION-PROTECTED ASSETS
60,419	TIAA-CREF Inflation-Linked Bond Fund	642,860	5.9

		642,860	5.9

INTERNATIONAL EQUITY
88,497	TIAA-CREF International Equity Index Fund	1,396,483	12.7

		1,396,483	12.7

U.S. EQUITY
474,434	TIAA-CREF Equity Index Fund	4,170,271	38.1

		4,170,271	38.1

	TOTAL TIAA-CREF FUNDS
	(Cost $10,632,505)	10,977,443	100.2

	TOTAL PORTFOLIO
	(Cost $10,632,505)	10,977,443	100.2
	OTHER ASSETS & LIABILITIES, NET	(17,661)	(0.2)

	NET ASSETS	$10,959,782	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

20	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2015 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
558,980	TIAA-CREF Bond Index Fund	$5,612,162	37.5%

		5,612,162	37.5

INFLATION-PROTECTED ASSETS
54,369	TIAA-CREF Inflation-Linked Bond Fund	578,482	3.9

		578,482	3.9

INTERNATIONAL EQUITY
139,913	TIAA-CREF International Equity Index Fund	2,207,828	14.7

		2,207,828	14.7

U.S. EQUITY
750,091	TIAA-CREF Equity Index Fund	6,593,300	44.0

		6,593,300	44.0

	TOTAL TIAA-CREF FUNDS
	(Cost $14,465,779)	14,991,772	100.1

	TOTAL PORTFOLIO
	(Cost $14,465,779)	14,991,772	100.1
	OTHER ASSETS & LIABILITIES, NET	(19,090)	(0.1)

	NET ASSETS	$14,972,682	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	21

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2020 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
490,343	TIAA-CREF Bond Index Fund	$4,923,043	31.5%

		4,923,043	31.5

INFLATION-PROTECTED ASSETS
27,382	TIAA-CREF Inflation-Linked Bond Fund	291,347	1.9

		291,347	1.9

INTERNATIONAL EQUITY
165,987	TIAA-CREF International Equity Index Fund	2,619,269	16.8

		2,619,269	16.8

U.S. EQUITY
889,891	TIAA-CREF Equity Index Fund	7,822,145	49.9

		7,822,145	49.9

	TOTAL TIAA-CREF FUNDS
	(Cost $15,041,008)	15,655,804	100.1

	TOTAL PORTFOLIO
	(Cost $15,041,008)	15,655,804	100.1
	OTHER ASSETS & LIABILITIES, NET	(19,003)	(0.1)

	NET ASSETS	$15,636,801	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2025 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
340,903	TIAA-CREF Bond Index Fund	$3,422,664	25.4%

		3,422,664	25.4

INTERNATIONAL EQUITY
160,397	TIAA-CREF International Equity Index Fund	2,531,072	18.8

		2,531,072	18.8

U.S. EQUITY
859,896	TIAA-CREF Equity Index Fund	7,558,487	55.9

		7,558,487	55.9

	TOTAL TIAA-CREF FUNDS
	(Cost $12,909,826)	13,512,223	100.1

	TOTAL PORTFOLIO
	(Cost $12,909,826)	13,512,223	100.1
	OTHER ASSETS & LIABILITIES, NET	(16,897)	(0.1)

	NET ASSETS	$13,495,326	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	23

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2030 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
303,417	TIAA-CREF Bond Index Fund	$3,046,310	17.4%

		3,046,310	17.4

INTERNATIONAL EQUITY
230,486	TIAA-CREF International Equity Index Fund	3,637,062	20.8

		3,637,062	20.8

U.S. EQUITY
1,235,734	TIAA-CREF Equity Index Fund	10,862,099	61.9

		10,862,099	61.9

	TOTAL TIAA-CREF FUNDS
	(Cost $16,690,872)	17,545,471	100.1

	TOTAL PORTFOLIO
	(Cost $16,690,872)	17,545,471	100.1
	OTHER ASSETS & LIABILITIES, NET	(20,824)	(0.1)

	NET ASSETS	$17,524,647	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2035 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
158,002	TIAA-CREF Bond Index Fund	$1,586,340	10.0%

		1,586,340	10.0

INTERNATIONAL EQUITY
228,606	TIAA-CREF International Equity Index Fund	3,607,398	22.6

		3,607,398	22.6

U.S. EQUITY
1,225,599	TIAA-CREF Equity Index Fund	10,773,015	67.6

		10,773,015	67.6

	TOTAL TIAA-CREF FUNDS (Cost $15,126,823)	15,966,753	100.2

	TOTAL PORTFOLIO (Cost $15,126,823)	15,966,753	100.2
	OTHER ASSETS & LIABILITIES, NET	(31,509)	(0.2)

	NET ASSETS	$15,935,244	100.0%

(a)     The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	25

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2040 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
287,719	TIAA-CREF Bond Index Fund	$2,888,695	9.9%

		2,888,695	9.9

INTERNATIONAL EQUITY
416,285	TIAA-CREF International Equity Index Fund	6,568,983	22.6

		6,568,983	22.6

U.S. EQUITY
2,231,901	TIAA-CREF Equity Index Fund	19,618,409	67.6

		19,618,409	67.6

	TOTAL TIAA-CREF FUNDS (Cost $27,606,221)	29,076,087	100.1

	TOTAL PORTFOLIO (Cost $27,606,221)	29,076,087	100.1
	OTHER ASSETS & LIABILITIES, NET	(24,779)	(0.1)

	NET ASSETS	$29,051,308	100.0%

(a)     The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2045 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
76,117	TIAA-CREF Bond Index Fund	$764,218	10.0%

		764,218	10.0

INTERNATIONAL EQUITY
110,131	TIAA-CREF International Equity Index Fund	1,737,874	22.6

		1,737,874	22.6

U.S. EQUITY
590,440	TIAA-CREF Equity Index Fund	5,189,968	67.6

		5,189,968	67.6

	TOTAL TIAA-CREF FUNDS (Cost $7,248,138)	7,692,060	100.2

	TOTAL PORTFOLIO (Cost $7,248,138)	7,692,060	100.2
	OTHER ASSETS & LIABILITIES, NET	(14,882)	(0.2)

	NET ASSETS	$7,677,178	100.0%

(a)     The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	27

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2050 FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
69,658	TIAA-CREF Bond Index Fund	$699,370	10.0%

		699,370	10.0

INTERNATIONAL EQUITY
100,787	TIAA-CREF International Equity Index Fund	1,590,417	22.6

		1,590,417	22.6

U.S. EQUITY
540,340	TIAA-CREF Equity Index Fund	4,749,590	67.6

		4,749,590	67.6

	TOTAL TIAA-CREF FUNDS (Cost $6,626,752)	7,039,377	100.2

	TOTAL PORTFOLIO (Cost $6,626,752)	7,039,377	100.2
	OTHER ASSETS & LIABILITIES, NET	(15,683)	(0.2)

	NET ASSETS	$7,023,694	100.0%

(a)     The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX RETIREMENT INCOME FUND ▪ MARCH 31, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
324,703	TIAA-CREF Bond Index Fund	$3,260,019	50.1%

		3,260,019	50.1

INFLATION-PROTECTED ASSETS
61,478	TIAA-CREF Inflation-Linked Bond Fund	654,128	10.0

		654,128	10.0

INTERNATIONAL EQUITY
41,779	TIAA-CREF International Equity Index Fund	659,279	10.1

		659,279	10.1

U.S. EQUITY
223,973	TIAA-CREF Equity Index Fund	1,968,724	30.2

		1,968,724	30.2

	TOTAL TIAA-CREF FUNDS (Cost $6,371,920)	6,542,150	100.4

	TOTAL PORTFOLIO (Cost $6,371,920)	6,542,150	100.4
	OTHER ASSETS & LIABILITIES, NET	(27,094)	(0.4)

	NET ASSETS	$6,515,056	100.0%

(a)     The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	29

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ MARCH 31, 2010

	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund	Lifecycle Index 2035 Fund

ASSETS
Investment in affiliated investment companies, at cost	$10,632,505	$14,465,779	$15,041,008	$12,909,826	$16,690,872	$15,126,823
Net unrealized appreciation (depreciation) of affiliated portfolio investments	344,938	525,993	614,796	602,397	854,599	839,930

Total investment in affiliated investment companies, at value	10,977,443	14,991,772	15,655,804	13,512,223	17,545,471	15,966,753

Cash	—	—	—	1	—	—
Receivable from securities transactions	152,987	201,850	192,619	94,575	138,836	81,594
Receivable from Fund shares sold	—	—	—	61,904	—	—
Dividends and interest receivable	11,409	13,331	11,563	7,947	7,148	3,707
Due from investment advisor	9,576	9,932	9,885	9,659	10,286	9,989
Other	54	54	54	54	59	54

Total assets	11,151,469	15,216,939	15,869,925	13,686,363	17,701,800	16,062,097

LIABILITIES
Overdraft payable	729	569	496	—	1,295	2,811
Management fees payable	925	1,259	1,304	1,115	1,468	1,334
Due to affiliates	427	499	491	447	563	517
Investment securities purchased	163,397	214,182	203,182	162,522	144,984	81,301
Payable for Fund shares redeemed	—	—	—	—	—	12,836
Accrued expenses and other payables	26,209	27,748	27,651	26,953	28,843	28,054

Total liabilities	191,687	244,257	233,124	191,037	177,153	126,853

NET ASSETS	$10,959,782	$14,972,682	$15,636,801	$13,495,326	$17,524,647	$15,935,244

NET ASSETS CONSIST OF:
Paid-in-capital	$10,573,939	$14,394,096	$14,988,223	$12,870,949	$16,646,730	$15,087,172
Undistributed net investment income (loss)	36,718	41,308	33,035	21,654	18,244	7,988
Accumulated net realized gain (loss) on total investments	4,187	11,285	747	326	5,074	154
Net unrealized appreciation (depreciation) on total investments	344,938	525,993	614,796	602,397	854,599	839,930

NET ASSETS	$10,959,782	$14,972,682	$15,636,801	$13,495,326	$17,524,647	$15,935,244

RETIREMENT CLASS:
Net assets	$264,086	$265,664	$267,133	$268,739	$270,361	$271,732
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,108	25,090	25,100	25,113	25,090	25,102
Net asset value per share	$10.52	$10.59	$10.64	$10.70	$10.78	$10.83

INSTITUTIONAL CLASS:
Net assets	$10,431,477	$14,441,220	$15,102,400	$12,957,713	$16,983,789	$15,391,644
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	991,001	1,362,967	1,418,314	1,210,472	1,575,054	1,421,124
Net asset value per share	$10.53	$10.60	$10.65	$10.70	$10.78	$10.83

PREMIER CLASS:
Net assets	$264,219	$265,798	$267,268	$268,874	$270,497	$271,868
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,114	25,096	25,106	25,120	25,096	25,109
Net asset value per share	$10.52	$10.59	$10.65	$10.70	$10.78	$10.83

30	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	31

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ MARCH 31, 2010

	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index Retirement Income Fund

ASSETS
Investment in affiliated investment companies, at cost	$27,606,221	$7,248,138	$6,626,752	$6,371,920
Net unrealized appreciation (depreciation) of affiliated portfolio investments	1,469,866	443,922	412,625	170,230

Total investment in affiliated investment companies, at value	29,076,087	7,692,060	7,039,377	6,542,150

Cash	—	434	—	—
Receivable from securities transactions	213,607	38,505	39,840	88,108
Receivable from Fund shares sold	—	—	—	—
Dividends and interest receivable	6,749	1,785	1,634	7,557
Due from investment advisor	11,795	8,910	8,824	8,743
Other	81	43	43	32

Total assets	29,308,319	7,741,737	7,089,718	6,646,590

LIABILITIES
Overdraft payable	78,385	—	5,637	12,314
Management fees payable	2,430	641	587	531
Due to affiliates	886	230	218	203
Investment securities purchased	141,356	39,290	35,474	94,665
Payable for Fund shares redeemed	—	—	—	—
Accrued expenses and other payables	33,954	24,398	24,108	23,821

Total liabilities	257,011	64,559	66,024	131,534

NET ASSETS	$29,051,308	$7,677,178	$7,023,694	$6,515,056

NET ASSETS CONSIST OF:
Paid-in-capital	$27,564,969	$7,228,239	$6,606,234	$6,344,915
Undistributed net investment income (loss)	15,031	3,533	3,175	32
Accumulated net realized gain (loss) on total investments	1,442	1,484	1,660	(121)
Net unrealized appreciation (depreciation) on total investments	1,469,866	443,922	412,625	170,230

NET ASSETS	$29,051,308	$7,677,178	$7,023,694	$6,515,056

RETIREMENT CLASS:
Net assets	$271,742	$271,779	$271,777	$261,988
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,049	25,226	25,249	25,298
Net asset value per share	$10.85	$10.77	$10.76	$10.36

INSTITUTIONAL CLASS:
Net assets	$28,507,688	$7,133,484	$6,480,003	$5,990,949
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,626,585	661,752	601,659	578,518
Net asset value per share	$10.85	$10.78	$10.77	$10.36

PREMIER CLASS:
Net assets	$271,878	$271,915	$271,914	$262,119
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,056	25,233	25,255	25,311
Net asset value per share	$10.85	$10.78	$10.77	$10.36

32 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report 33

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2010

	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund	Lifecycle Index 2035 Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$95,319	$104,494	$98,262	$88,499	$88,798	$79,669

Total income	95,319	104,494	98,262	88,499	88,798	79,669

EXPENSES
Investment management fees	3,968	4,986	4,963	4,492	5,599	5,168
Service agreement fees - Retirement Class	319	320	320	321	322	322
Distribution fees - Retirement Class	64	64	64	64	64	64
Distribution fees - Premier Class	191	192	192	192	193	193
Fund administrative fees	522	681	669	602	776	708
Custody fees	6,155	6,155	6,155	6,155	6,155	6,155
Audit fees	9,904	9,906	9,905	9,905	9,907	9,907
Legal fees	1,375	1,376	1,376	1,376	1,378	1,378
Report printing and mailing expenses	735	801	797	766	1,181	532
Transfer agency fees and expenses - Retirement Class	10	10	10	10	10	10
Transfer agency fees and expenses - Institutional Class	3	3	3	3	13	3
Transfer agency fees and expenses - Premier Class	10	10	10	10	10	10
Trustee fees and expenses	30	33	33	31	34	33
Compliance fees	173	177	175	158	203	186
Interest expense	484	625	555	492	692	622
Registration fees	15,241	16,620	16,500	15,875	17,183	17,183
Other expenses	2,025	2,328	2,314	2,191	2,595	2,372

Total expenses before expense reimbursement and fees waived	41,209	44,287	44,041	42,643	46,315	44,846
Less: Expenses reimbursed by the investment advisor	(36,666)	(38,725)	(38,501)	(37,574)	(40,137)	(39,098)
Fee waiver by investment advisor and TPIS	(580)	(768)	(775)	(684)	(877)	(801)

Net expenses	3,963	4,794	4,765	4,385	5,301	4,947

Net investment income (loss)	91,356	99,700	93,497	84,114	83,497	74,722

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated companies	4,187	11,285	747	326	5,074	154
Realized gain (loss) distributions from investment in affiliated investment companies	—	—	—	—	—	—

Net realized gain (loss) from investment in affiliated investment companies	4,187	11,285	747	326	5,074	154

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	344,938	525,993	614,796	602,397	854,599	839,930

Net realized and unrealized gain (loss) from investment in affiliated investment companies	349,125	537,278	615,543	602,723	859,673	840,084

Net increase (decrease) in net assets resulting from operations	$440,481	$636,978	$709,040	$686,837	$943,170	$914,806

34	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	35

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2010

	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index Retirement Income Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$90,779	$72,653	$72,092	$75,010

Total income	90,779	72,653	72,092	75,010

EXPENSES
Investment management fees	8,707	2,935	2,756	2,571
Service agreement fees - Retirement Class	322	322	322	318
Distribution fees - Retirement Class	64	64	64	64
Distribution fees - Premier Class	193	193	193	191
Fund administrative fees	1,268	354	325	298
Custody fees	6,155	6,155	6,155	6,155
Audit fees	9,914	9,902	9,902	9,900
Legal fees	1,481	1,376	1,376	1,373
Report printing and mailing expenses	6,198	652	639	626
Transfer agency fees and expenses - Retirement Class	10	10	10	10
Transfer agency fees and expenses - Institutional Class	14	3	13	3
Transfer agency fees and expenses - Premier Class	10	10	10	10
Trustee fees and expenses	43	27	26	26
Compliance fees	331	39	38	36
Interest expense	1,343	171	134	69
Registration fees	17,184	13,490	13,216	12,916
Other expenses	3,317	1,771	1,724	1,692

Total expenses before expense reimbursement and fees waived	56,554	37,474	36,903	36,258
Less: Expenses reimbursed by the investment advisor	(47,267)	(33,960)	(33,567)	(33,114)
Fee waiver by investment advisor and TPIS	(1,405)	(419)	(388)	(363)

Net expenses	7,882	3,095	2,948	2,781

Net investment income (loss)	82,897	69,558	69,144	72,229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated companies	1,442	1,484	1,660	(121)
Realized gain (loss) distributions from investment in affiliated investment companies	—	—	—	—

Net realized gain (loss) from investment in affiliated investment companies	1,442	1,484	1,660	(121)

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	1,469,866	443,922	412,625	170,230

Net realized and unrealized gain (loss) from investment in affiliated investment companies	1,471,308	445,406	414,285	170,109

Net increase (decrease) in net assets resulting from operations	$1,554,205	$514,964	$483,429	$242,338

36	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	37

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund		Lifecycle Index 2020 Fund

		March 31, 2010	September 30, 2009 *	March 31, 2010	September 30, 2009 *	March 31, 2010	September 30, 2009 *

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$91,356	$(14)	$99,700	$(14)	$93,497	$(14)
Net realized gain (loss) from investment in affiliated investment companies		4,187	—	11,285	—	747	—
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		344,938	—	525,993	—	614,796

Net increase (decrease) from operations		440,481	(14)	636,978	(14)	709,040	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,096)	—	(916)	—	(1,018)	—
	Institutional Class	(52,381)	—	(56,496)	—	(58,364)	—
	Premier Class	(1,160)	—	(981)	—	(1,081)	—
From realized gains:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Total distributions		(54,637)	—	(58,393)	—	(60,463)	—

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retirement Class	—	250,000	—	250,000	—	250,000
	Institutional Class	—	3,500,000	—	3,500,000	—	3,500,000
	Premier Class	—	250,000	—	250,000	—	250,000
Subscriptions:	Retirement Class	10	—	10	—	10	—
	Institutional Class	7,559,085	—	10,711,668	—	11,081,073	—
	Premier Class	10	—	10	—	10	—
Reinvestments of distributions:	Retirement Class	1,096	—	917	—	1,017	—
	Institutional Class	52,381	—	56,496	—	58,364	—
	Premier Class	1,160	—	980	—	1,081	—
Redemptions:	Retirement Class	(10)	—	(10)	—	(10)	—
	Institutional Class	(1,039,770)	—	(375,950)	—	(153,297)	—
	Premier Class	(10)	—	(10)	—	(10)	—

Net increase (decrease) from shareholder transactions		6,573,952	4,000,000	10,394,111	4,000,000	10,988,238	4,000,000

Net increase (decrease) in net assets		6,959,796	3,999,986	10,972,696	3,999,986	11,636,815	3,999,986
NET ASSETS
Beginning of period		3,999,986	—	3,999,986	—	3,999,986	—

End of period		$10,959,782	$3,999,986	$14,972,682	$3,999,986	$15,636,801	$3,999,986

Undistributed net investment income (loss) included in net assets		$36,718	$(14)	$41,308	$(14)	$33,035	$(14)

CHANGE IN FUND SHARES
Seed money shares sold:	Retirement Class	—	25,000	—	25,000	—	25,000
	Institutional Class	—	350,000	—	350,000	—	350,000
	Premier Class	—	25,000	—	25,000	—	25,000
Shares sold:	Retirement Class	1	—	1	—	1	—
	Institutional Class	738,166	—	1,043,695	—	1,077,498	—
	Premier Class	1	—	1	—	1	—
Shares reinvested:	Retirement Class	108	—	90	—	100	—
	Institutional Class	5,145	—	5,539	—	5,716	—
	Premier Class	114	—	96	—	106	—
Shares redeemed:	Retirement Class	(1)	—	(1)	—	(1)	—
	Institutional Class	(102,310)	—	(36,267)	—	(14,900)	—
	Premier Class	(1)	—	(1)	—	(1)	—

Net increase (decrease) from shareholder transactions		641,223	400,000	1,013,153	400,000	1,068,520	400,000

*	The Fund commenced operations on September 30, 2009.

38	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	39

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund		Lifecycle Index 2035 Fund

		March 31, 2010	September 30, 2009*	March 31, 2010	September 30, 2009*	March 31, 2010	September 30, 2009*

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$84,114	$(14)	$83,497	$(14)	$74,722	$(14)
Net realized gain (loss) from investment in affiliated investment companies		326	—	5,074	—	154	—
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		602,397	—	854,599	—	839,930	—

Net increase (decrease) from operations		686,837	(14)	943,170	(14)	914,806	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,158)	—	(920)	—	(1,046)	—
	Institutional Class	(60,081)	—	(63,350)	—	(64,579)	—
	Premier Class	(1,222)	—	(983)	—	(1,110)	—
From realized gains:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Total distributions		(62,461)	—	(65,253)	—	(66,735)	—

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retirement Class	—	250,000	—	250,000	—	250,000
	Institutional Class	—	3,500,000	—	3,500,000	—	3,500,000
	Premier Class	—	250,000	—	250,000	—	250,000
Subscriptions:	Retirement Class	10	—	10	—	10	—
	Institutional Class	8,889,228	—	12,768,398	—	11,158,441	—
	Premier Class	10	—	10	—	10	—
Reinvestments of distributions:	Retirement Class	1,158	—	920	—	1,046	—
	Institutional Class	60,081	—	63,350	—	64,579	—
	Premier Class	1,222	—	984	—	1,110	—
Redemptions:	Retirement Class	(10)	—	(10)	—	(10)	—
	Institutional Class	(80,725)	—	(186,908)	—	(137,989)	—
	Premier Class	(10)	—	(10)	—	(10)	—

Net increase (decrease) from shareholder transactions		8,870,964	4,000,000	12,646,744	4,000,000	11,087,187	4,000,000

Net increase (decrease) in net assets		9,495,340	3,999,986	13,524,661	3,999,986	11,935,258	3,999,986
NET ASSETS
Beginning of period		3,999,986	—	3,999,986	—	3,999,986	—

End of period		$13,495,326	$3,999,986	$17,524,647	$3,999,986	$15,935,244	$3,999,986

Undistributed net investment income (loss) included in net assets		$21,654	$(14)	$18,244	$(14)	$7,988	$(14)

CHANGE IN FUND SHARES
Seed money shares sold:	Retirement Class	—	25,000	—	25,000	—	25,000
	Institutional Class	—	350,000	—	350,000	—	350,000
	Premier Class	—	25,000	—	25,000	—	25,000
Shares sold:	Retirement Class	1	—	1	—	1	—
	Institutional Class	862,366	—	1,236,423	—	1,078,078	—
	Premier Class	1	—	1	—	1	—
Shares reinvested:	Retirement Class	113	—	90	—	102	—
	Institutional Class	5,884	—	6,186	—	6,301	—
	Premier Class	120	—	96	—	108	—
Shares redeemed:	Retirement Class	(1)	—	(1)	—	(1)	—
	Institutional Class	(7,778)	—	(17,555)	—	(13,254)	—
	Premier Class	(1)	—	(1)	—	(1)	—

Net increase (decrease) from shareholder transactions		860,705	400,000	1,225,240	400,000	1,071,335	400,000

*	The Fund commenced operations on September 30, 2009.

40 2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report 41

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund		Lifecycle Index 2050 Fund

		March 31, 2010	September 30, 2009 *	March 31, 2010	September 30, 2009 *	March 31, 2010	September 30, 2009 *

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$82,897	$(14)	$69,558	$(14)	$69,144	$(14)
Net realized gain (loss) from investment in affiliated investment companies		1,442	—	1,484	—	1,660	—
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		1,469,866	—	443,922	—	412,625	—

Net increase (decrease) from operations		1,554,205	(14)	514,964	(14)	483,429	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(511)	—	(2,306)	—	(2,535)	—
	Institutional Class	(66,781)	—	(61,351)	—	(60,836)	—
	Premier Class	(575)	—	(2,370)	—	(2,599)	—
From realized gains:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Total distributions		(67,867)	—	(66,027)	—	(65,970)	—

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retirement Class	—	250,000	—	250,000	—	250,000
	Institutional Class	—	3,500,000	—	3,500,000	—	3,500,000
	Premier Class	—	250,000	—	250,000	—	250,000
Subscriptions:	Retirement Class	10	—	10	—	10	—
	Institutional Class	23,895,855	—	3,183,110	—	2,555,299	—
	Premier Class	10	—	10	—	10	—
Reinvestments of distributions:	Retirement Class	511	—	2,306	—	2,534	—
	Institutional Class	66,781	—	61,351	—	60,836	—
	Premier Class	575	—	2,370	—	2,599	—
Redemptions:	Retirement Class	(10)	—	(10)	—	(10)	—
	Institutional Class	(398,738)	—	(20,882)	—	(15,019)	—
	Premier Class	(10)	—	(10)	—	(10)	—

Net increase (decrease) from shareholder transactions		23,564,984	4,000,000	3,228,255	4,000,000	2,606,249	4,000,000

Net increase (decrease) in net assets		25,051,322	3,999,986	3,677,192	3,999,986	3,023,708	3,999,986

NET ASSETS
Beginning of period		3,999,986	—	3,999,986	—	3,999,986	—

End of period		$29,051,308	$3,999,986	$7,677,178	$3,999,986	$7,023,694	$3,999,986

Undistributed net investment income (loss) included in net assets		$15,031	$(14)	$3,533	$(14)	$3,175	$(14)

CHANGE IN FUND SHARES
Seed money shares sold:	Retirement Class	—	25,000	—	25,000	—	25,000
	Institutional Class	—	350,000	—	350,000	—	350,000
	Premier Class	—	25,000	—	250,000	—	25,000
Shares sold:	Retirement Class	1	—	1	—	1	—
	Institutional Class	2,307,744	—	307,756	—	247,105	—
	Premier Class	1	—	1	—	1	—
Shares reinvested:	Retirement Class	50	—	226	—	249	—
	Institutional Class	6,502	—	6,015	—	5,970	—
	Premier Class	56	—	232	—	255	—
Shares redeemed:	Retirement Class	(1)	—	(1)	—	(1)	—
	Institutional Class	(37,662)	—	(2,018)	—	(1,416)	—
	Premier Class	(1)	—	(1)	—	(1)	—

Net increase (decrease) from shareholder transactions		2,276,690	400,000	312,211	400,000	252,163	400,000

*	The Fund commenced operations on September 30, 2009.

42	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	43

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index Retirement Income Fund

		March 31, 2010	September 30, 2009 *

		(unaudited)
OPERATIONS
Net investment income (loss)		$72,229	$(14)
Net realized gain (loss) from investment in affiliated investment companies		(121)	—
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		170,230	—

Net increase (decrease) from operations		242,338	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(3,038)	—
	Institutional Class	(65,994)	—
	Premier Class	(3,166)	—
From realized gains:	Retirement Class	—	—
	Institutional Class	—	—
	Premier Class	—	—

Total distributions		(72,198)	—

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retirement Class	—	250,000
	Institutional Class	—	3,500,000
	Premier Class	—	250,000
Subscriptions:	Retirement Class	10	—
	Institutional Class	2,284,021	—
	Premier Class	10	—
Reinvestments of distributions:	Retirement Class	3,038	—
	Institutional Class	65,994	—
	Premier Class	3,166	—
Redemptions:	Retirement Class	(10)	—
	Institutional Class	(11,289)	—
	Premier Class	(10)	—

Net increase (decrease) from shareholder transactions		2,344,930	4,000,000

Net increase (decrease) in net assets		2,515,070	3,999,986
NET ASSETS
Beginning of period		3,999,986	—

End of period		$6,515,056	$3,999,986

Undistributed net investment income (loss) included in net assets		$32	$(14)

CHANGE IN FUND SHARES
Seed money shares sold:	Retirement Class	—	25,000
	Institutional Class	—	350,000
	Premier Class	—	25,000
Shares sold:	Retirement Class	1	—
	Institutional Class	223,158	—
	Premier Class	1	—
Shares reinvested:	Retirement Class	298	—
	Institutional Class	6,474	—
	Premier Class	311	—
Shares redeemed:	Retirement Class	(1)	—
	Institutional Class	(1,114)	—
	Premier Class	(1)	—

Net increase (decrease) from shareholder transactions		229,127	400,000

*	The Fund commenced operations on September 30, 2009.

44	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	45

FINANCIAL HIGHLIGHTS

LIFECYCLE INDEX 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class

	3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		—	(d)	0.12		—	(d)
Net realized and unrealized gain on total investments	0.41		—		0.46		—

Total gain from investment operations	0.56		—	(d)	0.58		—	(d)

Less distributions from:
Net investment income	(0.04)		—		(0.05)		—
Net realized gains	—		—		—		—

Total distributions	(0.04)		—		(0.05)		—

Net asset value, end of period	$10.52		$10.00		$10.53		$10.00

TOTAL RETURN	5.65	%(b)	0.00	%(b)	5.82	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$264		$250		$10,431		$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.38	%(c)	875.82	%(c)	1.02	%(c)	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.92	%(c)	(0.35	)%(c)	2.25	%(c)	(0.10	)%(c)
Portfolio turnover rate	20	%(b)	0	%(b)	20	%(b)	0	%(b)

See notes to financial highlights.

46	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/10		9/30/09	*

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.41		—

Total gain from investment operations	0.57		—	(d)

Less distributions from:
Net investment income	(0.05)		—
Net realized gains	—		—

Total distributions	(0.05)		—

Net asset value, end of period	$10.52		$10.00

TOTAL RETURN	5.68	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$264		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.23	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.02	%(c)	(0.25	)%(c)
Portfolio turnover rate	20	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	47

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class

	3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		—	(d)	0.10		—	(d)
Net realized and unrealized gain on total investments	0.48		—		0.54		—

Total gain from investment operations	0.63		—	(d)	0.64		—	(d)

Less distributions from:
Net investment income	(0.04)		—		(0.04)		—
Net realized gains	—		—		—		—

Total distributions	(0.04)		—		(0.04)		—

Net asset value, end of period	$10.59		$10.00		$10.60		$10.00

TOTAL RETURN	6.28	%(b)	0.00	%(b)	6.45	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$266		$250		$14,441		$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.25	%(c)	875.82	%(c)	0.87	%(c)	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.95	%(c)	(0.35	)%(c)	1.94	%(c)	(0.10	)%(c)
Portfolio turnover rate	11	%(b)	0	%(b)	11	%(b)	0	%(b)

See notes to financial highlights.

48	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/10		9/30/09*

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.47		—

Total gain from investment operations	0.63		—	(d)

Less distributions from:
Net investment income	(0.04)		—
Net realized gains	—		—

Total distributions	(0.04)		—

Net asset value, end of period	$10.59		$10.00

TOTAL RETURN	6.31	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$266		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.10	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.05	%(c)	(0.25	)%(c)
Portfolio turnover rate	11	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	49

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class				Premier Class

	3/31/10		9/30/09*		3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)				(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		—	(d)	0.09		—	(d)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.53		—		0.61		—		0.53		—

Total gain from investment operations	0.68		—	(d)	0.70		—	(d)	0.69		—	(d)

Less distributions from:
Net investment income	(0.04)		—		(0.05)		—		(0.04)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.04)		—		(0.05)		—		(0.04)		—

Net asset value, end of period	$10.64		$10.00		$10.65		$10.00		$10.65		$10.00

TOTAL RETURN	6.82	%(b)	0.00	%(b)	6.99	%(b)	0.00	%(b)	6.95	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$267		$250		$15,102		$3,500		$267		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.25	%(c)	875.82	%(c)	0.87	%(c)	670.85	%(c)	1.10	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.98	%(c)	(0.35	)%(c)	1.82	%(c)	(0.10	)%(c)	3.08	%(c)	(0.25	)%(c)
Portfolio turnover rate	8	%(b)	0	%(b)	8	%(b)	0	%(b)	8	%(b)	0	%(b)

See notes to financial highlights.

50	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class				Premier Class

	3/31/10		9/30/09*		3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)				(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		—	(d)	0.09		—	(d)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.60		—		0.66		—		0.59		—

Total gain from investment operations	0.75		—	(d)	0.75		—	(d)	0.75		—	(d)

Less distributions from:
Net investment income	(0.05)		—		(0.05)		—		(0.05)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.05)		—		(0.05)		—		(0.05)		—

Net asset value, end of period	$10.70		$10.00		$10.70		$10.00		$10.70		$10.00

TOTAL RETURN	7.48	%(b)	0.00	%(b)	7.55	%(b)	0.00	%(b)	7.51	%(b)	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$269		$250		$12,958		$3,500		$269		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.30	%(c)	875.82	%(c)	0.93	%(c)	670.85	%(c)	1.15	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.01	%(c)	(0.35	)%(c)	1.80	%(c)	(0.10	)%(c)	3.11	%(c)	(0.25	)%(c)
Portfolio turnover rate	7	%(b)	0	%(b)	7	%(b)	0	%(b)	7	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	51

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class				Premier Class

	3/31/10		9/30/09*		3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)				(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		—	(d)	0.07		—	(d)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.66		—		0.75		—		0.66		—

Total gain from investment operations	0.82		—	(d)	0.82		—	(d)	0.82		—	(d)

Less distributions from:
Net investment income	(0.04)		—		(0.04)		—		(0.04)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.04)		—		(0.04)		—		(0.04)		—

Net asset value, end of period	$10.78		$10.00		$10.78		$10.00		$10.78		$10.00

TOTAL RETURN	8.19	%(b)	0.00	%(b)	8.26	%(b)	0.00	%(b)	8.21	%(b)	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$270		$250		$16,984		$3,500		$270		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.19	%(c)	875.82	%(c)	0.81	%(c)	670.85	%(c)	1.04	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.03	%(c)	(0.35	)%(c)	1.41	%(c)	(0.10	)%(c)	3.13	%(c)	(0.25	)%(c)
Portfolio turnover rate	8	%(b)	0	%(b)	8	%(b)	0	%(b)	8	%(b)	0	%(b)

See notes to financial highlights.

52	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class				Premier Class

	3/31/10		9/30/09*		3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)				(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		—	(d)	0.07		—	(d)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.71		—		0.81		—		0.71		—

Total gain from investment operations	0.87		—	(d)	0.88		—	(d)	0.87		—	(d)

Less distributions from:
Net investment income	(0.04)		—		(0.05)		—		(0.04)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.04)		—		(0.05)		—		(0.04)		—

Net asset value, end of period	$10.83		$10.00		$10.83		$10.00		$10.83		$10.00

TOTAL RETURN	8.74	%(b)	0.00	%(b)	8.81	%(b)	0.00	%(b)	8.77	%(b)	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$272		$250		$15,392		$3,500		$272		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.23	%(c)	875.82	%(c)	0.85	%(c)	670.85	%(c)	1.08	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.05	%(c)	(0.35	)%(c)	1.36	%(c)	(0.10	)%(c)	3.15	%(c)	(0.25	)%(c)
Portfolio turnover rate	6	%(b)	0	%(b)	6	%(b)	0	%(b)	6	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	53

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class				Premier Class

	3/31/10		9/30/09*		3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)				(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		—	(d)	0.05		—	(d)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.71		—		0.83		—		0.71		—

Total gain from investment operations	0.87		—	(d)	0.88		—	(d)	0.87		—	(d)

Less distributions from:
Net investment income	(0.02)		—		(0.03)		—		(0.02)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.02)		—		(0.03)		—		(0.02)		—

Net asset value, end of period	$10.85		$10.00		$10.85		$10.00		$10.85		$10.00

TOTAL RETURN	8.72	%(b)	0.00	%(b)	8.78	%(b)	0.00	%(b)	8.74	%(b)	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$272		$250		$28,508		$3,500		$272		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.00	%(c)	875.82	%(c)	0.64	%(c)	670.85	%(c)	0.85	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.08	%(c)	0.10	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.05	%(c)	(0.35	)%(c)	0.89	%(c)	(0.10	)%(c)	3.15	%(c)	(0.25	)%(c)
Portfolio turnover rate	8	%(b)	0	%(b)	8	%(b)	0	%(b)	8	%(b)	0	%(b)

See notes to financial highlights.

54	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class				Premier Class

	3/31/10		9/30/09*		3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)				(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		—	(d)	0.12		—	(d)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.70		—		0.76		—		0.71		—

Total gain from investment operations	0.86		—	(d)	0.88		—	(d)	0.87		—	(d)

Less distributions from:
Net investment income	(0.09)		—		(0.10)		—		(0.09)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.09)		—		(0.10)		—		(0.09)		—

Net asset value, end of period	$10.77		$10.00		$10.78		$10.00		$10.78		$10.00

TOTAL RETURN	8.67	%(b)	0.00	%(b)	8.84	%(b)	0.00	%(b)	8.80	%(b)	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$272		$250		$7,133		$3,500		$272		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.59	%(c)	875.82	%(c)	1.26	%(c)	670.85	%(c)	1.44	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.05	%(c)	(0.35	)%(c)	2.30	%(c)	(0.10	)%(c)	3.15	%(c)	(0.25	)%(c)
Portfolio turnover rate	5	%(b)	0	%(b)	5	%(b)	0	%(b)	5	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	55

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class				Premier Class

	3/31/10		9/30/09*		3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)				(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		—	(d)	0.13		—	(d)	0.16		—	(d)
Net realized and unrealized gain on total investments	0.70		—		0.75		—		0.71		—

Total gain from investment operations	0.86		—	(d)	0.88		—	(d)	0.87		—	(d)

Less distributions from:
Net investment income	(0.10)		—		(0.11)		—		(0.10)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.10)		—		(0.11)		—		(0.10)		—

Net asset value, end of period	$10.76		$10.00		$10.77		$10.00		$10.77		$10.00

TOTAL RETURN	8.67	%(b)	0.00	%(b)	8.84	%(b)	0.00	%(b)	8.80	%(b)	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$272		$250		$6,480		$3,500		$272		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.64	%(c)	875.82	%(c)	1.32	%(c)	670.85	%(c)	1.49	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.05	%(c)	(0.35	)%(c)	2.45	%(c)	(0.10	)%(c)	3.15	%(c)	(0.25	)%(c)
Portfolio turnover rate	5	%(b)	0	%(b)	5	%(b)	0	%(b)	5	%(b)	0	%(b)

See notes to financial highlights.

56	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class				Premier Class

	3/31/10		9/30/09*		3/31/10		9/30/09*		3/31/10		9/30/09*

	(unaudited)				(unaudited)				(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14		—	(d)	0.14		—	(d)	0.15		—	(d)
Net realized and unrealized gain on total investments	0.34		—		0.35		—		0.34		—

Total gain from investment operations	0.48		—	(d)	0.49		—	(d)	0.49		—	(d)

Less distributions from:
Net investment income	(0.12)		—		(0.13)		—		(0.13)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.12)		—		(0.13)		—		(0.13)		—

Net asset value, end of period	$10.36		$10.00		$10.36		$10.00		$10.36		$10.00

TOTAL RETURN	4.84	%(b)	0.00	%(b)	4.97	%(b)	0.00	%(b)	4.89	%(b)	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$262		$250		$5,991		$3,500		$262		$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.71	%(c)	875.82	%(c)	1.39	%(c)	670.85	%(c)	1.56	%(c)	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.35	%(c)	0.09	%(c)	0.10	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.85	%(c)	(0.35	)%(c)	2.78	%(c)	(0.10	)%(c)	2.95	%(c)	(0.25	)%(c)
Portfolio turnover rate	7	%(b)	0	%(b)	7	%(b)	0	%(b)	7	%(b)	0	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	57

FINANCIAL HIGHLIGHTS (NOTES)	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS

*	The Retirement Class, Institutional Class and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

58	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that was organized on April 15, 1999, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of forty-seven series of funds. The remaining funds are presented in separate shareholder reports. Each Lifecycle Index Fund commenced operations on September 30, 2009.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees, and Transfer Agency

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report     59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among each Fund in the Trust.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended March 31, 2010, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

▪	Level 1 – quoted prices in active markets for identical securities

60     2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of March 31, 2010, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Effective February 1, 2010, Advisors has contractually agreed to waive a portion of each Fund’s management fees equal to, on an annual basis, 0.03% of the Funds average daily net assets. This waiver will remain in effect through January 31, 2011. However, this agreement may be terminated before this date with the approval of the Trustees.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

The Retirement Class and Premier Class of the Funds have adopted a Distribution (Rule 12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the Distribution

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report     61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(Rule 12b-1) Plan through January 31, 2011. This agreement may be terminated before this date with the approval of the Trustees.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding aquired fund fees and extraordinary expenses) exceed 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with the approval of the Trustees.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by affiliates as of March 31, 2010:

Fund	TIAA

Lifecycle Index 2010 Fund	39%
Lifecycle Index 2015 Fund	28%
Lifecycle Index 2020 Fund	27%
Lifecycle Index 2025 Fund	32%
Lifecycle Index 2030 Fund	25%
Lifecycle Index 2035 Fund	27%
Lifecycle Index 2040 Fund	15%
Lifecycle Index 2045 Fund	57%
Lifecycle Index 2050 Fund	62%
Lifecycle Index Retirement Income Fund	64%

Note 4—investments

At March 31, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Index 2010	$10,639,666	$337,777	$—	$337,777
Lifecycle Index 2015	14,467,935	524,200	(363)	523,837
Lifecycle Index 2020	15,046,594	609,478	(268)	609,210
Lifecycle Index 2025	12,913,207	599,016	—	599,016
Lifecycle Index 2030	16,694,228	851,243	—	851,243
Lifecycle Index 2035	15,131,994	834,759	—	834,759
Lifecycle Index 2040	27,614,975	1,461,112	—	1,461,112
Lifecycle Index 2045	7,249,641	442,419	—	442,419
Lifecycle Index 2050	6,628,016	411,361	—	411,361
Lifecycle Index Retirement Income	6,374,053	168,097	—	168,097

62	2010 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the period ended March 31, 2010, were as follows:

Fund	Purchases	Sales

Lifecycle Index 2010	$8,221,880	$1,593,562
Lifecycle Index 2015	11,506,142	1,051,648
Lifecycle Index 2020	11,841,940	801,678
Lifecycle Index 2025	9,528,867	619,368
Lifecycle Index 2030	13,525,918	840,121
Lifecycle Index 2035	11,761,104	634,435
Lifecycle Index 2040	24,924,310	1,319,531
Lifecycle index 2045	3,517,595	270,941
Lifecycle Index 2050	2,872,817	247,726
Lifecycle Index Retirement Income	2,739,093	367,052

Note 5—distributions to shareholders and other tax items

There were no distributions paid for the period ended September 30, 2009.

The tax character of the fiscal year 2010 distributions will be determined at the end of the fiscal year.

Note 6—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Funds’ financial statements.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Semiannual Report	63

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HOW TO REACH US

TIAA-CREF WEBSITE
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FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2776. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AMUSEMENT AND RECREATION SERVICES - 1.0%
479,244		Walt Disney Co	$16,730,408

		TOTAL AMUSEMENT AND RECREATION SERVICES	16,730,408

APPAREL AND ACCESSORY STORES - 0.7%
171,048		Abercrombie & Fitch Co (Class A)	7,806,631
78,117	*	J Crew Group, Inc	3,585,570

		TOTAL APPAREL AND ACCESSORY STORES	11,392,201

APPAREL AND OTHER TEXTILE PRODUCTS - 0.8%
190,630		Guess ?, Inc	8,955,798
177,320	*	Hanesbrands, Inc	4,933,042

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	13,888,840

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.9%
474,117		Home Depot, Inc	15,337,685

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	15,337,685

BUSINESS SERVICES - 7.9%
223,957	*	Amdocs Ltd	6,743,345
224,506	*	eBay, Inc	6,050,437
51,100	*	Google, Inc (Class A)	28,974,210
172,467	*	Informatica Corp	4,632,464
1,293,489		Microsoft Corp	37,860,422
447,662	*	Nuance Communications, Inc	7,449,096
619,711		Oracle Corp	15,920,376
165,209	*	SolarWinds, Inc	3,578,427
357,291	*	Symantec Corp	6,045,364
165,421		Visa, Inc (Class A)	15,058,274

		TOTAL BUSINESS SERVICES	132,312,415

CHEMICALS AND ALLIED PRODUCTS - 12.8%
334,077		Abbott Laboratories	17,599,176
67,414		Agrium, Inc	4,761,451
166,497	*	Amgen, Inc	9,949,861
585,018		Bristol-Myers Squibb Co	15,619,981
45,046	*	Dendreon Corp	1,642,828
530,073		Dow Chemical Co	15,674,259
482,792		Ferro Corp	4,243,742
150,262	*	Forest Laboratories, Inc	4,712,216
297,912	*	Gilead Sciences, Inc	13,549,038
210,866		GlaxoSmithKline plc	4,049,460
374,900		Johnson & Johnson	24,443,479
67,380		Monsanto Co	4,812,280

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

547,108	*	Mylan Laboratories, Inc	$12,424,823
235,696		Novartis AG. (ADR)	12,751,154
962,625		Pfizer, Inc	16,509,019
465,155		Procter & Gamble Co	29,430,356
139,692	*	Seattle Genetics, Inc	1,667,922
200		Sherwin-Williams Co	13,536
74,153		Shire Ltd	1,636,144
158,359		Teva Pharmaceutical Industries Ltd (ADR)	9,989,286
93,296	*	United Therapeutics Corp	5,162,068
137,006	*	Watson Pharmaceuticals, Inc	5,722,741

		TOTAL CHEMICALS AND ALLIED PRODUCTS	216,364,820

COMMUNICATIONS - 2.6%
32,992		America Movil S.A. de C.V. (ADR) (Series L)	1,660,817
266,877	*	DIRECTV	9,023,111
138,564	*	SBA Communications Corp (Class A)	4,998,003
894,675		Verizon Communications, Inc	27,752,820

		TOTAL COMMUNICATIONS	43,434,751

DEPOSITORY INSTITUTIONS - 9.1%
2,049,588		Bank of America Corp	36,585,147
4,040,186	*	Citigroup, Inc	16,362,753
109,884		Comerica, Inc	4,179,987
767,631		JPMorgan Chase & Co	34,351,487
190,834		People’s United Financial, Inc	2,984,644
102,592		PNC Financial Services Group, Inc	6,124,742
610,045		Regions Financial Corp	4,788,853
280,255		TCF Financial Corp	4,467,265
595,896		US Bancorp	15,421,788
970,118		Wells Fargo & Co	30,190,072

		TOTAL DEPOSITORY INSTITUTIONS	155,456,738

EATING AND DRINKING PLACES - 1.1%
208,390	*	Cheesecake Factory	5,639,033
29,647	*	Chipotle Mexican Grill, Inc (Class A)	3,340,327
141,664		McDonald’s Corp	9,451,823

		TOTAL EATING AND DRINKING PLACES	18,431,183

ELECTRIC, GAS, AND SANITARY SERVICES - 2.8%
476,196	*	AES Corp	5,238,156
1,300		Allegheny Energy, Inc	29,900
422,740		Centerpoint Energy, Inc	6,070,546
98,096		Entergy Corp	7,980,110
74,907		Enterprise Products Partners LP	2,590,284
290,227		PG&E Corp	12,311,429
169,981		Questar Corp	7,343,179
163,132		Republic Services, Inc	4,734,091

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	46,297,695

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.3%
175,952	*	Apple Computer, Inc	41,336,404

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

258,312	*	Avago Technologies Ltd	$5,310,895
261,850	*	Ciena Corp	3,990,594
1,063,373	*	Cisco Systems, Inc	27,679,599
245,006		Cooper Industries plc	11,745,588
85,930		Eaton Corp	6,510,916
53,296		Harman International Industries, Inc	2,493,187
485,307		Hewlett-Packard Co	25,794,067
685,000	*	Hitachi Ltd	2,557,118
1,089,691		Intel Corp	24,256,522
474,590	*	JDS Uniphase Corp	5,946,613
16,641	*	MaxLinear, Inc	295,378
836,516	*	Micron Technology, Inc	8,691,401
280,010	*	QLogic Corp	5,684,203
177,687		Qualcomm, Inc	7,461,077
273,508	*	SanDisk Corp	9,471,582
48,939		Sony Corp (ADR)	1,875,342

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	191,100,486

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
429,708		KBR, Inc	9,522,329

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,522,329

FABRICATED METAL PRODUCTS - 0.4%
105,403		Stanley Works	6,051,186

		TOTAL FABRICATED METAL PRODUCTS	6,051,186

FOOD AND KINDRED PRODUCTS - 5.7%
262,143		Coca-Cola Co	14,417,865
190,201		ConAgra Foods, Inc	4,768,339
138,241		Corn Products International, Inc	4,791,433
70,612		H.J. Heinz Co	3,220,613
153,068	*	Hansen Natural Corp	6,640,090
115,150		InBev NV	5,800,394
121,318		Kellogg Co	6,482,021
395,162		Kraft Foods, Inc (Class A)	11,949,699
298,166		PepsiCo, Inc	19,726,662
66,175	*	Ralcorp Holdings, Inc	4,485,342
184,966	*	Smithfield Foods, Inc	3,836,195
341,965		Unilever plc	10,041,326

		TOTAL FOOD AND KINDRED PRODUCTS	96,159,979

FOOD STORES - 0.3%
154,743	*	Whole Foods Market, Inc	5,593,959

		TOTAL FOOD STORES	5,593,959

FORESTRY - 0.2%
75,477		Rayonier, Inc	3,428,920

		TOTAL FORESTRY	3,428,920

GENERAL MERCHANDISE STORES - 1.8%
123,479		Target Corp	6,494,995

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

152,395		TJX Companies, Inc	$6,479,835
300,286		Wal-Mart Stores, Inc	16,695,902

		TOTAL GENERAL MERCHANDISE STORES	29,670,732

HEALTH SERVICES - 1.0%
262,599	*	Medco Health Solutions, Inc	16,953,391

		TOTAL HEALTH SERVICES	16,953,391

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
135,134	*	Financial Engines, Inc	2,283,765
155,411		Kimco Realty Corp	2,430,628
136,299		Starwood Property Trust, Inc	2,630,570

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,344,963

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.7%
125,462		3M Co	10,484,859
445,495	*	EMC Corp	8,036,730
85,011		Emerson Electric Co	4,279,454
1,714,795		General Electric Co	31,209,268
120,323		Ingersoll-Rand PLC	4,195,663
181,764		International Business Machines Corp	23,311,233
21,503	*	Meru Networks, Inc	412,213
193,603		Raytheon Co	11,058,603
290,741		Textron, Inc	6,172,431
237,279		Tyco International Ltd	9,075,922
411,746		Xerox Corp	4,014,524

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	112,250,900

INSTRUMENTS AND RELATED PRODUCTS - 2.5%
210,869		Baxter International, Inc	12,272,576
79,652		Cooper Cos, Inc	3,096,870
126,812	*	Hologic, Inc	2,351,094
200,573		Medtronic, Inc	9,031,802
259,379		PerkinElmer, Inc	6,199,158
164,531	*	Sensata Technologies Holding BV	2,954,977
126,884	*	Thermo Electron Corp	6,526,913

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	42,433,390

INSURANCE CARRIERS - 3.7%
217,993		ACE Ltd	11,401,034
174,404		Aflac, Inc	9,468,393
334,170		Cigna Corp	12,223,939
172,006		Metlife, Inc	7,454,740
18,711	*	Primerica, Inc	280,665
276,418		Prudential Financial, Inc	16,723,289
89,584		RenaissanceRe Holdings Ltd	5,084,788

		TOTAL INSURANCE CARRIERS	62,636,848

METAL MINING - 0.8%
160,207	*	Anglo American plc	6,987,095

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

95,530		Rio Tinto plc	$5,660,949

		TOTAL METAL MINING	12,648,044

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.9%
205,025		Jarden Corp	6,825,282
337,633		Mattel, Inc	7,677,775

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	14,503,057

MISCELLANEOUS RETAIL - 2.1%
98,409	*	Amazon.com, Inc	13,357,053
172,124		Best Buy Co, Inc	7,322,155
333,919		CVS Corp	12,208,079
76,318	*	Vitamin Shoppe, Inc	1,713,339

		TOTAL MISCELLANEOUS RETAIL	34,600,626

MOTION PICTURES - 1.7%
389,963	*	Discovery Communications, Inc (Class A)	13,176,850
154,742	*	DreamWorks Animation SKG, Inc (Class A)	6,095,287
262,131	*	Viacom, Inc (Class B)	9,012,064

		TOTAL MOTION PICTURES	28,284,201

NONDEPOSITORY INSTITUTIONS - 0.2%
276,305		Discover Financial Services	4,116,945

		TOTAL NONDEPOSITORY INSTITUTIONS	4,116,945

OIL AND GAS EXTRACTION - 5.2%
259,972		Anadarko Petroleum Corp	18,933,762
35,540		Apache Corp	3,607,310
104,875		Baker Hughes, Inc	4,912,345
198,316	*	Cameron International Corp	8,499,824
310,679	*	Cobalt International Energy, Inc	4,225,234
560,494		Halliburton Co	16,887,684
194,686	*	Newfield Exploration Co	10,133,406
136,921		Occidental Petroleum Corp	11,575,301
144,946		Petroleo Brasileiro S.A. (ADR)	6,448,648
122,539		Tullow Oil plc	2,324,410

		TOTAL OIL AND GAS EXTRACTION	87,547,924

PETROLEUM AND COAL PRODUCTS - 5.2%
277,071		Chevron Corp	21,010,294
851,791		Exxon Mobil Corp	57,052,961
104,014		Walter Industries, Inc	9,597,372

		TOTAL PETROLEUM AND COAL PRODUCTS	87,660,627

PRIMARY METAL INDUSTRIES - 0.6%
80,511		Precision Castparts Corp	10,201,549

		TOTAL PRIMARY METAL INDUSTRIES	10,201,549

RAILROAD TRANSPORTATION - 0.7%
160,408		Union Pacific Corp	11,757,906

		TOTAL RAILROAD TRANSPORTATION	11,757,906

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.7%
127,348		Goldman Sachs Group, Inc	$21,729,389
176,738		Lazard Ltd (Class A)	6,309,547

		TOTAL SECURITY AND COMMODITY BROKERS	28,038,936

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
268,538		Corning, Inc	5,427,153

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,427,153

TRANSPORTATION BY AIR - 0.3%
195,916	*	Continental Airlines, Inc (Class B)	4,304,275

		TOTAL TRANSPORTATION BY AIR	4,304,275

TRANSPORTATION EQUIPMENT - 3.1%
126,312	*	Autoliv, Inc	6,508,857
113,097		Boeing Co	8,211,973
194,269		Goodrich Corp	13,699,850
366,728		Honeywell International, Inc	16,601,777
43,832	*	Lear Corp	3,478,069
106,961		Thor Industries, Inc	3,231,292

		TOTAL TRANSPORTATION EQUIPMENT	51,731,818

TRUCKING AND WAREHOUSING - 1.4%
354,801		United Parcel Service, Inc (Class B)	22,852,732

		TOTAL TRUCKING AND WAREHOUSING	22,852,732

WATER TRANSPORTATION - 0.2%
122,178	*	Royal Caribbean Cruises Ltd	4,030,652

		TOTAL WATER TRANSPORTATION	4,030,652

WHOLESALE TRADE-NONDURABLE GOODS - 0.8%
57,960		Brown-Forman Corp (Class B)	3,445,722
285,125		Cardinal Health, Inc	10,273,054

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	13,718,776

		TOTAL COMMON STOCKS	1,674,219,040

		(Cost $1,494,117,776)

		TOTAL INVESTMENTS - 99.5%	1,674,219,040
		(Cost $1,494,117,776)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	9,068,523

		NET ASSETS - 100.0%	$1,683,287,563

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

BUSINESS SERVICES - 8.0%
2,069,938		Adecco S.A.	$117,494,110
1,464,384	*	Autonomy Corp plc	40,510,730
308,710		Mitsubishi UFJ Lease & Finance Co Ltd	11,227,019
88		NTT Data Corp	293,208
1,239,911		Playtech Ltd	10,160,444

		TOTAL BUSINESS SERVICES	179,685,511

CHEMICALS AND ALLIED PRODUCTS - 22.6%
57,900		Eisai Co Ltd	2,065,424
95,425		Givaudan S.A.	83,714,079
1,945,675		Henkel KGaA (Preference)	104,749,164
33,000		Hisamitsu Pharmaceutical Co, Inc	1,226,602
170,000		Kao Corp	4,309,552
53,000		Kissei Pharmaceutical Co Ltd	1,101,497
3,014,877		Lanxess AG.	138,917,816
598,102		Novartis AG.	32,304,542
775,433		Reckitt Benckiser Group plc	42,561,920
323,442		Syngenta AG.	89,817,733
45,100		Takeda Pharmaceutical Co Ltd	1,985,095
47,300		Tsumura & Co	1,373,618
121,000		UBE Industries Ltd	310,621

		TOTAL CHEMICALS AND ALLIED PRODUCTS	504,437,663

COMMUNICATIONS - 0.3%
146,400		Nippon Telegraph & Telephone Corp	6,169,815
254		NTT DoCoMo, Inc	386,882

		TOTAL COMMUNICATIONS	6,556,697

DEPOSITORY INSTITUTIONS - 5.1%
1,047		Australia & New Zealand Banking Group Ltd	24,365
9,510,700		Bank Rakyat Indonesia	8,622,812
842,548		HDFC Bank Ltd	36,286,147
1,813,108		HSBC Holdings plc	18,379,283
5,002,800		Mitsubishi UFJ Financial Group, Inc	26,220,687
128,000		Mitsui Trust Holdings, Inc	480,565
18,084		National Australia Bank Ltd	456,688
18,311		Societe Generale	1,151,634
653,500		Sumitomo Mitsui Financial Group, Inc	21,599,262
48,000		Suruga Bank Ltd	429,222

		TOTAL DEPOSITORY INSTITUTIONS	113,650,665

ELECTRIC, GAS, AND SANITARY SERVICES - 2.6%
917,162		Fortum Oyj	22,434,039
32,300		Hokkaido Electric Power Co, Inc	619,812

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

27,000		Hokuriku Electric Power Co	$593,775
95,400		Tohoku Electric Power Co, Inc	2,016,370
1,082,300		Tokyo Electric Power Co, Inc	28,848,985
939,000		Tokyo Gas Co Ltd	4,138,068

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	58,651,049

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.8%
7,391,072		Hon Hai Precision Industry Co, Ltd	32,000,516
80		Hoya Corp	2,198
72,800		Matsushita Electric Industrial Co Ltd	1,113,531
1,229,000		Mitsubishi Electric Corp	11,292,234
1,500		Murata Manufacturing Co Ltd	85,196
13,500		Nidec Corp	1,446,893
18,000		Nitto Denko Corp	698,898
5,869,965		Smiths Group plc	101,191,090
114,000		Sony Corp	4,365,387

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	152,195,943

ENGINEERING AND MANAGEMENT SERVICES - 2.6%
767,289		Tecan Group AG.	58,907,478

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	58,907,478

FOOD AND KINDRED PRODUCTS - 2.5%
1,001,600		InBev NV	50,453,106
231,000		Toyo Suisan Kaisha Ltd	5,974,521

		TOTAL FOOD AND KINDRED PRODUCTS	56,427,627

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.3%
755,915		Saipem S.p.A.	29,250,990

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	29,250,990

HOLDING AND OTHER INVESTMENT OFFICES - 0.8%
168,142		Bellevue Group AG.	6,203,266
15		Nomura Real Estate Office Fund, Inc	84,234
994,810		Westfield Group	11,009,423

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	17,296,923

HOTELS AND OTHER LODGING PLACES - 0.9%
12,000,400	*	Sands China Ltd	19,072,665

		TOTAL HOTELS AND OTHER LODGING PLACES	19,072,665

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.1%
106,188		Burckhardt Compression Holding AG.	20,947,557
84,100		Canon, Inc	3,895,101
33,100		Daikin Industries Ltd	1,354,236
22,600		Fanuc Ltd	2,398,032
15,920		FUJIFILM Holdings Corp	548,320
672,716	*	Hollysys Automation Technologies Ltd	7,742,961
126,780		Komatsu Ltd	2,657,918
56,322,300		Lenovo Group Ltd	38,881,737
4,870,000	*	NTN Corp	21,982,458

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

808,204		Rheinmetall AG.	$57,887,607
20,900		Sumitomo Heavy Industries Ltd	125,861

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	158,421,788

INSTRUMENTS AND RELATED PRODUCTS - 1.6%
287,102		Phonak Holding AG.	35,669,918
12,800		Terumo Corp	681,827

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	36,351,745

INSURANCE AGENTS, BROKERS AND SERVICE - 0.0%
28,900		Millea Holdings, Inc	813,923

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	813,923

INSURANCE CARRIERS - 0.0%
27,050		T&D Holdings, Inc	640,300

		TOTAL INSURANCE CARRIERS	640,300

METAL MINING - 2.1%
642,136	*	Anglo American plc	28,005,428
100,661		Rio Tinto Ltd	7,241,931
203,833		Rio Tinto plc	12,078,805

		TOTAL METAL MINING	47,326,164

MISCELLANEOUS RETAIL - 0.2%
167,600		Seven & I Holdings Co Ltd	4,049,721

		TOTAL MISCELLANEOUS RETAIL	4,049,721

NONDEPOSITORY INSTITUTIONS - 0.5%
126,886		ORIX Corp	11,251,310

		TOTAL NONDEPOSITORY INSTITUTIONS	11,251,310

OIL AND GAS EXTRACTION - 2.7%
14,984,000		CNOOC Ltd	24,663,750
1,871,311		Tullow Oil plc	35,496,408

		TOTAL OIL AND GAS EXTRACTION	60,160,158

PAPER AND ALLIED PRODUCTS - 1.8%
24,033,400		Nine Dragons Paper Holdings Ltd	40,178,193

		TOTAL PAPER AND ALLIED PRODUCTS	40,178,193

PETROLEUM AND COAL PRODUCTS - 0.1%
93,342		Royal Dutch Shell plc (A Shares)	2,705,446
4,238		Total S.A.	246,020

		TOTAL PETROLEUM AND COAL PRODUCTS	2,951,466

PRIMARY METAL INDUSTRIES - 0.1%
468,000		Sumitomo Metal Industries Ltd	1,416,664
68,000		Sumitomo Metal Mining Co Ltd	1,011,745

		TOTAL PRIMARY METAL INDUSTRIES	2,428,409

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.1%
342		Central Japan Railway Co	$2,604,599

		TOTAL RAILROAD TRANSPORTATION	2,604,599

REAL ESTATE - 0.0%
18		City Developments Ltd	136

		TOTAL REAL ESTATE	136

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS -3.1%
482,586		Bayer AG.	32,642,395
210,500	*	NOK Corp	3,167,970
2,794,926		SSL International plc	34,481,749

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	70,292,114

SECURITY AND COMMODITY BROKERS - 10.1%
1,041,688		Credit Suisse Group	53,694,748
1,143,937		Deutsche Boerse AG.	84,792,842
14,939,353		ICAP plc	84,742,156
287,700		Nomura Holdings, Inc	2,120,283

		TOTAL SECURITY AND COMMODITY BROKERS	225,350,029

TEXTILE MILL PRODUCTS - 1.5%
10,038,000		Teijin Ltd	33,714,108

		TOTAL TEXTILE MILL PRODUCTS	33,714,108

TRANSPORTATION EQUIPMENT - 1.8%
22,971,000		China South Locomotive and Rolling Stock Corp	18,017,631
60,060		Denso Corp	1,789,144
567,300		Honda Motor Co Ltd	20,024,495

		TOTAL TRANSPORTATION EQUIPMENT	39,831,270

WATER TRANSPORTATION - 0.0%
152,000		Mitsui OSK Lines Ltd	1,090,940

		TOTAL WATER TRANSPORTATION	1,090,940

WHOLESALE TRADE-DURABLE GOODS - 11.5%
2,585,000		Assa Abloy AB (Class B)	50,585,893
11,470,000		Li & Fung Ltd	56,432,238
158,010		Mitsubishi Corp	4,140,812
171,400		Mitsui & Co Ltd	2,880,195
360,350		Sumitomo Corp	4,143,505
3,445,106		ThyssenKrupp AG.	118,445,526
903,091	*	Wolseley plc	21,817,400

		TOTAL WHOLESALE TRADE-DURABLE GOODS	258,445,569

WHOLESALE TRADE-NONDURABLE GOODS - 0.0%
157,000	m	Nippon Oil Corp	777,527

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	777,527

		TOTAL COMMON STOCKS	2,192,812,680

		(Cost $2,063,558,063)

TIAA-CREF FUNDS - International Equity Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.0%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.0%
$43,965,000	Federal Home Loan Bank (FHLB)	04/01/10	$43,965,000

			43,965,000

	TOTAL SHORT-TERM INVESTMENTS		43,965,000

	(Cost $43,965,000)

	TOTAL INVESTMENTS - 99.8%		2,236,777,680
	(Cost $2,107,523,063)
	OTHER ASSETS & LIABILITIES, NET - 0.2%		4,705,535

	NET ASSETS - 100.0%		$2,241,483,215

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY
March 31, 2010

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$51,707,961	2.3%

TOTAL DOMESTIC	51,707,961	2.3

FOREIGN
AUSTRALIA	18,732,407	0.8
BELGIUM	50,453,106	2.3
CHINA	121,741,311	5.4
FINLAND	22,434,039	1.0
FRANCE	1,397,654	0.1
GERMANY	537,435,350	24.0
HONG KONG	56,432,238	2.5
INDIA	36,286,147	1.6
INDONESIA	8,622,812	0.4
ITALY	29,250,990	1.3
JAPAN	269,740,165	12.1
MACAU	19,072,665	0.9
NETHERLANDS	2,705,446	0.1
SINGAPORE	136	0.0
SWEDEN	50,585,893	2.3
SWITZERLAND	498,753,431	22.3
TAIWAN	32,000,516	1.4
UNITED KINGDOM	429,425,413	19.2

TOTAL FOREIGN	2,185,069,719	97.7

TOTAL PORTFOLIO	$2,236,777,680	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AMUSEMENT AND RECREATION SERVICES - 1.6%
382,846		Walt Disney Co	$13,365,154

		TOTAL AMUSEMENT AND RECREATION SERVICES	13,365,154

APPAREL AND ACCESSORY STORES - 1.0%
159,260	*	Kohl’s Corp	8,724,263

		TOTAL APPAREL AND ACCESSORY STORES	8,724,263

APPAREL AND OTHER TEXTILE PRODUCTS - 0.6%
114,418		Guess ?, Inc	5,375,358

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,375,358

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.5%
517,022		Lowe’s Cos, Inc	12,532,613

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	12,532,613

BUSINESS SERVICES - 22.2%
478,924	*	Adobe Systems, Inc	16,939,542
250,564	*	Autodesk, Inc	7,371,593
73,888	*	Google, Inc (Class A)	41,895,234
665,738	*	Interpublic Group of Cos, Inc	5,538,940
603,559	*	Intuit, Inc	20,726,216
305,962	*	Juniper Networks, Inc	9,386,914
110,189		Mastercard, Inc (Class A)	27,988,005
693,758		Microsoft Corp	20,306,297
184,895	*	Nuance Communications, Inc	3,076,653
92,398	*	Salesforce.com, Inc	6,879,031
190,571		Visa, Inc (Class A)	17,347,678
496,556	*	Yahoo!, Inc	8,208,071

		TOTAL BUSINESS SERVICES	185,664,174

CHEMICALS AND ALLIED PRODUCTS - 15.2%
409,509	*	Celgene Corp	25,373,178
69,964		Estee Lauder Cos (Class A)	4,538,565
104,144	*	Forest Laboratories, Inc	3,265,956
180,428	*	Gilead Sciences, Inc	8,205,865
158,367	*	Human Genome Sciences, Inc	4,782,683
156,794	*	Life Technologies Corp	8,195,622
169,999		Monsanto Co	12,141,329
376,957		Novartis AG. (ADR)	20,393,374
183,176		Shire plc (ADR)	12,082,289
321,443		Teva Pharmaceutical Industries Ltd (ADR)	20,276,624
198,885	*	Watson Pharmaceuticals, Inc	8,307,426

		TOTAL CHEMICALS AND ALLIED PRODUCTS	127,562,911

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 1.0%
273,530		Wells Fargo & Co	$8,512,254

		TOTAL DEPOSITORY INSTITUTIONS	8,512,254

EATING AND DRINKING PLACES - 0.9%
173,116		Darden Restaurants, Inc	7,710,587

		TOTAL EATING AND DRINKING PLACES	7,710,587

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.2%
217,454		Analog Devices, Inc	6,267,024
180,473	*	Apple Computer, Inc	42,398,521
1,396,017	*	Cisco Systems, Inc	36,338,323
932,605		Intel Corp	20,759,787
241,669	*	Marvell Technology Group Ltd	4,925,214
251,969	*	NetApp, Inc	8,204,111
205,071		Qualcomm, Inc	8,610,931

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	127,503,911

ENGINEERING AND MANAGEMENT SERVICES - 1.9%
194,526		Accenture plc	8,160,366
176,378	*	Jacobs Engineering Group, Inc	7,970,522

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	16,130,888

FABRICATED METAL PRODUCTS - 0.9%
151,669		Illinois Tool Works, Inc	7,183,044

		TOTAL FABRICATED METAL PRODUCTS	7,183,044

FOOD AND KINDRED PRODUCTS - 5.1%
206,059		Coca-Cola Co	11,333,244
226,588		ConAgra Foods, Inc	5,680,561
244,081		Dr Pepper Snapple Group, Inc	8,584,329
259,907		Kraft Foods, Inc (Class A)	7,859,588
178,450		Mead Johnson Nutrition Co	9,284,754

		TOTAL FOOD AND KINDRED PRODUCTS	42,742,476

FURNITURE AND HOME FURNISHINGS STORES - 0.9%
167,990	*	Bed Bath & Beyond, Inc	7,351,242

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	7,351,242

GENERAL MERCHANDISE STORES - 1.0%
153,713		Target Corp	8,085,304

		TOTAL GENERAL MERCHANDISE STORES	8,085,304

HEALTH SERVICES - 1.7%
66,746	*	Edwards Lifesciences Corp	6,599,844
120,844	*	Medco Health Solutions, Inc	7,801,689

		TOTAL HEALTH SERVICES	14,401,533

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 1.0%
157,818		iShares Russell 1000 Growth Index Fund	$8,198,645

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,198,645

HOTELS AND OTHER LODGING PLACES - 1.7%
86,370	*	Orient-Express Hotels Ltd (Class A)	1,224,727
282,899		Starwood Hotels & Resorts Worldwide, Inc	13,194,409

		TOTAL HOTELS AND OTHER LODGING PLACES	14,419,136

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.9%
116,511		Deere & Co	6,927,744
19,506		Johnson Controls, Inc	643,503

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,571,247

INSTRUMENTS AND RELATED PRODUCTS - 6.9%
253,821	*	Agilent Technologies, Inc	8,728,904
147,378		Allergan, Inc	9,626,731
126,354		Danaher Corp	10,096,948
12,116	*	Intuitive Surgical, Inc	4,217,943
65,202		Rockwell Collins, Inc	4,080,993
144,480		Roper Industries, Inc	8,356,723
156,783	*	Sensata Technologies Holding BV	2,815,823
188,102	*	Thermo Electron Corp	9,675,967

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	57,600,032

INSURANCE CARRIERS - 1.9%
282,879		Aflac, Inc	15,357,501
9,250	*	Primerica, Inc	138,750

		TOTAL INSURANCE CARRIERS	15,496,251

LEATHER AND LEATHER PRODUCTS - 1.0%
214,257		Coach, Inc	8,467,437

		TOTAL LEATHER AND LEATHER PRODUCTS	8,467,437

METAL MINING - 1.6%
411,379		Companhia Vale do Rio Doce (ADR)	13,242,290

		TOTAL METAL MINING	13,242,290

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.7%
148,664		Hasbro, Inc	5,690,858

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	5,690,858

MISCELLANEOUS RETAIL - 1.6%
63,324	*	Amazon.com, Inc	8,594,967
17,287	*	Priceline.com, Inc	4,408,185

		TOTAL MISCELLANEOUS RETAIL	13,003,152

MOTION PICTURES - 1.0%
254,389	*	Discovery Communications, Inc (Class A)	8,595,804

		TOTAL MOTION PICTURES	8,595,804

OIL AND GAS EXTRACTION - 4.6%
135,774		Anadarko Petroleum Corp	9,888,420

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY		VALUE

120,232	*	Concho Resources, Inc		$6,054,884
178,966		Occidental Petroleum Corp		15,129,786
122,022		Schlumberger Ltd		7,743,516

		TOTAL OIL AND GAS EXTRACTION		38,816,606

PETROLEUM AND COAL PRODUCTS - 0.3%
22,941		Walter Industries, Inc		2,116,766

		TOTAL PETROLEUM AND COAL PRODUCTS		2,116,766

PRIMARY METAL INDUSTRIES - 1.1%
75,408		Precision Castparts Corp		9,554,948

		TOTAL PRIMARY METAL INDUSTRIES		9,554,948

SECURITY AND COMMODITY BROKERS - 1.0%
26,079		CME Group, Inc		8,243,833

		TOTAL SECURITY AND COMMODITY BROKERS		8,243,833

STONE, CLAY, AND GLASS PRODUCTS - 1.0%
418,111		Corning, Inc		8,450,023

		TOTAL STONE, CLAY, AND GLASS PRODUCTS		8,450,023

TRANSPORTATION EQUIPMENT - 1.8%
204,431		Boeing Co		14,843,735

		TOTAL TRANSPORTATION EQUIPMENT		14,843,735

TRUCKING AND WAREHOUSING - 1.0%
135,765		United Parcel Service, Inc (Class B)		8,744,624

		TOTAL TRUCKING AND WAREHOUSING		8,744,624

		TOTAL COMMON STOCKS		835,901,099

		(Cost $739,560,174)

PRINCIPAL		ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.0%
$8,450,000		Federal Farm Credit Bank (FFCB)	04/01/10	8,450,000

				8,450,000

		TOTAL SHORT-TERM INVESTMENTS		8,450,000

		(Cost $8,450,000)

		TOTAL INVESTMENTS - 100.8%		844,351,099
		(Cost $748,010,174)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%		(6,867,602)

		NET ASSETS - 100.0%		$837,483,497

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE- CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

AMUSEMENT AND RECREATION SERVICES - 1.3%
287,904	*	Penn National Gaming, Inc	$8,003,731
154,849	*	Pinnacle Entertainment, Inc	1,508,229
263,611		Walt Disney Co	9,202,660

		TOTAL AMUSEMENT AND RECREATION SERVICES	18,714,620

APPAREL AND ACCESSORY STORES - 0.7%
126,327		Abercrombie & Fitch Co (Class A)	5,765,564
350,101	*	Talbots, Inc	4,537,309

		TOTAL APPAREL AND ACCESSORY STORES	10,302,873

APPAREL AND OTHER TEXTILE PRODUCTS - 0.0%
3,794	*	Liz Claiborne, Inc	28,189

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	28,189

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.2%
711,165		Lowe’s Cos, Inc	17,238,640

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	17,238,640

BUSINESS SERVICES - 2.6%
93,042	*	Alliance Data Systems Corp	5,953,758
128,655	*	Autodesk, Inc	3,785,030
116,640		DST Systems, Inc	4,834,728
613,141	*	eBay, Inc	16,524,150
319,036	*	Symantec Corp	5,398,089

		TOTAL BUSINESS SERVICES	36,495,755

CHEMICALS AND ALLIED PRODUCTS - 8.8%
205,262		Alberto-Culver Co	5,367,601
1,396,146	*	Biovitrum AB	7,386,197
156,338		Bristol-Myers Squibb Co	4,174,225
43,645		Clorox Co	2,799,390
218,969		Dow Chemical Co	6,474,913
75,864		Du Pont (E.I.) de Nemours & Co	2,825,175
550,886	*	Elan Corp plc (ADR)	4,175,716
417,689		Ferro Corp	3,671,486
203,569	*	Forest Laboratories, Inc	6,383,924
191,841	*	Georgia Gulf Corp	3,547,140
48,485		Johnson & Johnson	3,161,222
52,506		Lonza Group AG.	4,282,546
130,655		Merck & Co, Inc	4,879,964
116,736	*	Mylan Laboratories, Inc	2,651,075
1,348,378		Pfizer, Inc	23,124,684
239,947		Procter & Gamble Co	15,181,447

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

41,438		Shire plc (ADR)	$2,733,250
259,150		Teva Pharmaceutical Industries Ltd (ADR)	16,347,182
314,032	*	Vanda Pharmaceuticals, Inc	3,623,929
42,546	*	Watson Pharmaceuticals, Inc	1,777,146

		TOTAL CHEMICALS AND ALLIED PRODUCTS	124,568,212

COMMUNICATIONS - 7.2%
340,142	*	AOL, Inc	8,598,790
999,473		AT&T, Inc	25,826,382
286,902		CBS Corp (Class B)	3,999,414
589,278		Comcast Corp (Class A)	11,090,212
118,065		DISH Network Corp (Class A)	2,458,113
152,650		Hellenic Telecommunications Organization S.A.	1,894,765
43,462	*	Liberty Media Corp - Starz	2,376,502
999,544	*	MetroPCS Communications, Inc	7,076,772
1,164,759		Qwest Communications International, Inc	6,080,042
735,143	*	Sprint Nextel Corp	2,793,543
2,294,168		Telecom Italia RSP	2,587,347
12,525		Time Warner Cable, Inc	667,708
874,111		Verizon Communications, Inc	27,114,923

		TOTAL COMMUNICATIONS	102,564,513

DEPOSITORY INSTITUTIONS - 13.9%
523,125		AMMB Holdings Berhad	801,847
2,118,503		Bank of America Corp	37,815,280
170,738		Bank of New York Mellon Corp	5,272,389
34,400		Bank of the Ryukyus Ltd	387,455
7,726,208	*	Citigroup, Inc	31,291,142
2,002,225		Huntington Bancshares, Inc	10,751,948
531,079		JPMorgan Chase & Co	23,765,785
931,362		Regions Financial Corp	7,311,192
300,096		State Street Corp	13,546,333
631,649		TCF Financial Corp	10,068,485
524,506		US Bancorp	13,574,215
1,428,262		Wells Fargo & Co	44,447,514

		TOTAL DEPOSITORY INSTITUTIONS	199,033,585

EATING AND DRINKING PLACES - 0.7%
328,420		Brinker International, Inc	6,331,938
730,639		Wendy’s/Arby’s Group, Inc (Class A)	3,653,195

		TOTAL EATING AND DRINKING PLACES	9,985,133

EDUCATIONAL SERVICES - 0.4%
522,060		CAE, Inc	5,099,035

		TOTAL EDUCATIONAL SERVICES	5,099,035

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
110,993		American Electric Power Co, Inc	3,793,741
559,411		Centerpoint Energy, Inc	8,033,143
70,972		Constellation Energy Group, Inc	2,491,827
358,914		El Paso Corp	3,890,628

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

22,249		Entergy Corp	$1,809,956
150,798		Exelon Corp	6,606,460
37,962		FirstEnergy Corp	1,483,935
101,622		FPL Group, Inc	4,911,391
70,723	*	Mirant Corp	768,052
153,490	*	NRG Energy, Inc	3,207,941
278,214		NV Energy, Inc	3,430,379
156,009		PG&E Corp	6,617,902
80,818		Public Service Enterprise Group, Inc	2,385,747
56,432		Questar Corp	2,437,862
279,467	*	Reliant Energy, Inc	1,031,233
3,279		Southern Union Co	83,188
221,140		Williams Cos, Inc	5,108,334
59,292		Xcel Energy, Inc	1,256,990

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	59,348,709

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.2%
193,786		Broadcom Corp (Class A)	6,429,819
116,068	*	Ciena Corp	1,768,876
334,535	*	Cisco Systems, Inc	8,707,946
213,990		Cooper Industries plc	10,258,681
169,586		Hewlett-Packard Co	9,013,496
948,534	*	Hitachi Ltd	3,540,896
580,668		Intel Corp	12,925,670
160,359	*	JDS Uniphase Corp	2,009,298
13,750,045		Solomon Systech International Ltd	1,363,626
374,869		Telefonaktiebolaget Lm Ericsson (ADR)	3,909,884

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	59,928,192

ENGINEERING AND MANAGEMENT SERVICES - 0.7%
397	*	Affymax, Inc	9,302
79,936	*	Jacobs Engineering Group, Inc	3,612,308
270,749		KBR, Inc	5,999,797

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,621,407

FABRICATED METAL PRODUCTS - 0.5%
192,222		Pentair, Inc	6,846,948

		TOTAL FABRICATED METAL PRODUCTS	6,846,948

FOOD AND KINDRED PRODUCTS - 3.2%
349,819	*	Constellation Brands, Inc (Class A)	5,751,024
833,736		Kraft Foods, Inc (Class A)	25,212,177
105,057		PepsiCo, Inc	6,950,571
237,063		Unilever plc (ADR)	6,941,205

		TOTAL FOOD AND KINDRED PRODUCTS	44,854,977

FORESTRY - 1.7%
74,311		Rayonier, Inc	3,375,949
456,033		Weyerhaeuser Co	20,644,614

		TOTAL FORESTRY	24,020,563

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FURNITURE AND FIXTURES - 0.3%
274,477		Masco Corp	$4,259,883

		TOTAL FURNITURE AND FIXTURES	4,259,883

GENERAL MERCHANDISE STORES - 1.0%
271,499		Target Corp	14,280,847

		TOTAL GENERAL MERCHANDISE STORES	14,280,847

HEALTH SERVICES - 0.4%
188,952		Laboratorios Almirall S.A.	2,378,540
60,538		Quest Diagnostics, Inc	3,528,760

		TOTAL HEALTH SERVICES	5,907,300

HOLDING AND OTHER INVESTMENT OFFICES - 1.3%
10,028		Boston Properties, Inc	756,512
11		Cross Timbers Royalty Trust	352
381,092		Glimcher Realty Trust	1,932,136
230,742		Kimco Realty Corp	3,608,805
32,727		Plum Creek Timber Co, Inc	1,273,408
19,732		Regency Centers Corp	739,358
9,000		Simon Property Group, Inc	755,100
74,554		SL Green Realty Corp	4,269,709
175,821		Starwood Property Trust, Inc	3,393,345
19,873		Vornado Realty Trust	1,504,386

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,233,111

HOTELS AND OTHER LODGING PLACES - 0.6%
87,191		Accor S.A.	4,823,637
2,272,400	*	Wynn Macau Ltd	3,277,957

		TOTAL HOTELS AND OTHER LODGING PLACES	8,101,594

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.1%
311,583	*	AGCO Corp	11,176,482
43,041	*	Dril-Quip, Inc	2,618,614
6,629	*	Fortinet, Inc	116,538
2,968,950		General Electric Co	54,034,891
213,378		International Game Technology	3,936,824
134,256		ITT Industries, Inc	7,197,464
132,549	*	Lexmark International, Inc (Class A)	4,782,368
115,483		Northrop Grumman Corp	7,572,220
471,088	*	Palm, Inc	1,771,291
179,948		SPX Corp	11,934,151
476,794		Textron, Inc	10,122,337
398,167	*	Verigy Ltd	4,451,507
1,120,841		Xerox Corp	10,928,200

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	130,642,887

INSTRUMENTS AND RELATED PRODUCTS - 3.3%
2,023,142	*	Boston Scientific Corp	14,607,084
120,740	*	Bruker BioSciences Corp	1,768,841
130,303		Danaher Corp	10,412,513

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

562,266	*	Hologic, Inc	$10,424,412
206,999		PerkinElmer, Inc	4,947,276
79,997	*	Thermo Electron Corp	4,115,046

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	46,275,172

INSURANCE CARRIERS - 5.2%
166,310		ACE Ltd	8,698,013
1,213	*	Aegon NV	8,261
34,756		Aetna, Inc	1,220,283
42,353		Allstate Corp	1,368,425
157,984		Axis Capital Holdings Ltd	4,938,580
64,960		Max Re Capital Ltd	1,493,430
229,733		Metlife, Inc	9,956,628
61,610		PartnerRe Ltd	4,911,549
15,498	*	Primerica, Inc	232,470
152,189		Prudential Financial, Inc	9,207,435
675,098		Prudential plc	5,608,922
70,223		RenaissanceRe Holdings Ltd	3,985,857
21,233		Transatlantic Holdings, Inc	1,121,102
159,800		Travelers Cos, Inc	8,619,612
230,795		UnitedHealth Group, Inc	7,540,073
86,266	*	WellPoint, Inc	5,553,805

		TOTAL INSURANCE CARRIERS	74,464,445

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
80,579		Hasbro, Inc	3,084,564

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,084,564

MISCELLANEOUS RETAIL - 0.4%
149,192		CVS Corp	5,454,460
17,134	*	Vitamin Shoppe, Inc	384,658

		TOTAL MISCELLANEOUS RETAIL	5,839,118

MOTION PICTURES - 0.6%
377,062		News Corp (Class A)	5,433,463
80,022		Time Warner, Inc	2,502,288

		TOTAL MOTION PICTURES	7,935,751

NONDEPOSITORY INSTITUTIONS - 0.7%
1,296,287		Chimera Investment Corp	5,042,557
319,706		Discover Financial Services	4,763,619

		TOTAL NONDEPOSITORY INSTITUTIONS	9,806,176

OIL AND GAS EXTRACTION - 7.3%
94,463		Anadarko Petroleum Corp	6,879,740
82,664		Apache Corp	8,390,396
154,365		Baker Hughes, Inc	7,230,457
90,314		Cabot Oil & Gas Corp	3,323,555
24,500		Chesapeake Energy Corp	579,180
532,438	*	Cobalt International Energy, Inc	7,241,157
70,821	*	Concho Resources, Inc	3,566,546

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

49,230	*,m	Crescent Point Energy Corp	$1,888,931
43,756		Devon Energy Corp	2,819,199
85,985		EOG Resources, Inc	7,991,446
271,796	*	Nabors Industries Ltd	5,335,355
95,684		National Oilwell Varco, Inc	3,882,857
230,851		Occidental Petroleum Corp	19,516,143
1,914	*	Plains Exploration & Production Co	57,401
33,777		Schlumberger Ltd	2,143,488
257,035		Smith International, Inc	11,006,239
544,046	*	Weatherford International Ltd	8,628,570
77,194		XTO Energy, Inc	3,642,013

		TOTAL OIL AND GAS EXTRACTION	104,122,673

PAPER AND ALLIED PRODUCTS - 0.5%
11,250		Mondi Ltd	75,970
9,900	*,b	Smurfit-Stone Container Corp	2,574
210,889		Sonoco Products Co	6,493,272

		TOTAL PAPER AND ALLIED PRODUCTS	6,571,816

PETROLEUM AND COAL PRODUCTS - 6.0%
358,095		Chevron Corp	27,154,344
116,014		ConocoPhillips	5,936,436
482,869		Exxon Mobil Corp	32,342,565
360,808		Marathon Oil Corp	11,415,965
79,263		Walter Industries, Inc	7,313,597
190,151	*	Western Refining, Inc	1,045,831

		TOTAL PETROLEUM AND COAL PRODUCTS	85,208,738

PIPELINES, EXCEPT NATURAL GAS - 0.0%
9,767		Spectra Energy Corp	220,051

		TOTAL PIPELINES, EXCEPT NATURAL GAS	220,051

PRIMARY METAL INDUSTRIES - 0.2%
55,810		Nucor Corp	2,532,658

		TOTAL PRIMARY METAL INDUSTRIES	2,532,658

REAL ESTATE - 0.0%
1,326,087	*	Unitech Corporate Parks plc	659,040

		TOTAL REAL ESTATE	659,040

SECURITY AND COMMODITY BROKERS - 2.9%
5,365		CME Group, Inc	1,695,930
4,324,232	*	E*Trade Financial Corp	7,134,983
128,756		Goldman Sachs Group, Inc	21,969,637
274,988		Legg Mason, Inc	7,883,906
86,820	*	Nasdaq Stock Market, Inc	1,833,638

		TOTAL SECURITY AND COMMODITY BROKERS	40,518,094

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
180,562		Corning, Inc	3,649,158

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,649,158

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION BY AIR - 0.8%
206,441	*	Continental Airlines, Inc (Class B)	$4,535,509
490,466	*	Delta Air Lines, Inc	7,155,899

		TOTAL TRANSPORTATION BY AIR	11,691,408

TRANSPORTATION EQUIPMENT - 3.9%
1,092,841	*	American Axle & Manufacturing Holdings, Inc	10,906,552
129,039		Boeing Co	9,369,522
327,043	*	Ford Motor Co	4,110,931
117,401		Goodrich Corp	8,279,119
289,254		Honeywell International, Inc	13,094,528
151,556		Magna International, Inc - Class A (NY)	9,373,739

		TOTAL TRANSPORTATION EQUIPMENT	55,134,391

TRANSPORTATION SERVICES - 0.5%
508,539		UTI Worldwide, Inc	7,790,817

		TOTAL TRANSPORTATION SERVICES	7,790,817

TRUCKING AND WAREHOUSING - 0.3%
139,600		Con-way, Inc	4,902,752

		TOTAL TRUCKING AND WAREHOUSING	4,902,752

WHOLESALE TRADE-DURABLE GOODS - 0.4%
117,200	*	Talecris Biotherapeutics Holdings Corp	2,334,623
160,990	*	Wolseley plc	3,889,291

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,223,914

		TOTAL COMMON STOCKS	1,386,707,709

		(Cost $1,352,933,469)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.2%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.2%
$31,035,000	Federal Home Loan Bank (FHLB)	04/01/10	31,035,000

			31,035,000

	TOTAL SHORT-TERM INVESTMENTS		31,035,000

	(Cost $31,035,000)

	TOTAL INVESTMENTS - 99.7%		1,417,742,709
	(Cost $1,383,968,469)
	OTHER ASSETS & LIABILITIES, NET - 0.3%		3,722,969

	NET ASSETS - 100.0%		$1,421,465,678

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AMUSEMENT AND RECREATION SERVICES - 0.2%
116,062		World Wrestling Entertainment, Inc (Class A)	$2,007,873

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,007,873

APPAREL AND ACCESSORY STORES - 2.2%
76,144	*	Kohl’s Corp	4,171,168
212,454		Nordstrom, Inc	8,678,746
117,468		Ross Stores, Inc	6,281,014

		TOTAL APPAREL AND ACCESSORY STORES	19,130,928

APPAREL AND OTHER TEXTILE PRODUCTS - 2.3%
107,038		Guess ?, Inc	5,028,645
300,191	*	Hanesbrands, Inc	8,351,314
79,822		Polo Ralph Lauren Corp (Class A)	6,788,063

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	20,168,022

AUTO REPAIR, SERVICES AND PARKING - 0.5%
131,483		Monro Muffler, Inc	4,701,832

		TOTAL AUTO REPAIR, SERVICES AND PARKING	4,701,832

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.2%
25,140	*	Autozone, Inc	4,351,483
155,438	*	O’Reilly Automotive, Inc	6,483,319

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	10,834,802

BUSINESS SERVICES - 12.8%
111,739	*	Alliance Data Systems Corp	7,150,179
223,278	*	Amdocs Ltd	6,722,901
248,957	*	Autodesk, Inc	7,324,315
271,868	*	Autonomy Corp plc	7,520,958
276,012		Aveva Group plc	4,963,348
277,248	*	Cavium Networks, Inc	6,892,385
531,136	*	Cogent, Inc	5,417,587
199,877	*	Cognizant Technology Solutions Corp (Class A)	10,189,730
42,938	*	IHS, Inc (Class A)	2,295,895
109,972	*	Lamar Advertising Co (Class A)	3,777,538
152,525		Moody’s Corp	4,537,619
562,319	*	Nuance Communications, Inc	9,356,988
68,788	*	OpenTable, Inc	2,622,886
306,956	*	Rackspace Hosting, Inc	5,749,286
377,349	*	SolarWinds, Inc	8,173,379
361,696	*	SuccessFactors, Inc	6,886,692

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

180,859	*	Sybase, Inc	$8,431,647
55,916	*	VMware, Inc (Class A)	2,980,323

		TOTAL BUSINESS SERVICES	110,993,656

CHEMICALS AND ALLIED PRODUCTS - 9.0%
128,279		Avon Products, Inc	4,344,810
256,528	*	Dendreon Corp	9,355,576
204,994		Ecolab, Inc	9,009,486
132,394	*	Forest Laboratories, Inc	4,151,876
126,725	*	Hospira, Inc	7,178,971
198,497	*	Human Genome Sciences, Inc	5,994,609
162,706	*	Inverness Medical Innovations, Inc	6,337,399
335,484	*	King Pharmaceuticals, Inc	3,945,292
195,829	*	Life Technologies Corp	10,235,981
305,581	*	Mylan Laboratories, Inc	6,939,745
230,388	*	Vanda Pharmaceuticals, Inc	2,658,678
194,536	*	Vertex Pharmaceuticals, Inc	7,950,686

		TOTAL CHEMICALS AND ALLIED PRODUCTS	78,103,109

COAL MINING - 0.7%
125,477		Peabody Energy Corp	5,734,299

		TOTAL COAL MINING	5,734,299

COMMUNICATIONS - 4.0%
292,069	*	Aruba Networks, Inc	3,989,663
177,108	*	Crown Castle International Corp	6,770,839
136,335	*	DigitalGlobe, Inc	3,810,563
542,347	*	Liberty Media Holding Corp (Interactive A)	8,303,333
229,332	*	Neutral Tandem, Inc	3,664,725
229,242	*	SBA Communications Corp (Class A)	8,268,759

		TOTAL COMMUNICATIONS	34,807,882

EATING AND DRINKING PLACES - 0.6%
116,531		Darden Restaurants, Inc	5,190,291

		TOTAL EATING AND DRINKING PLACES	5,190,291

EDUCATIONAL SERVICES - 0.6%
90,935	*	Apollo Group, Inc (Class A)	5,573,406

		TOTAL EDUCATIONAL SERVICES	5,573,406

ELECTRIC, GAS, AND SANITARY SERVICES - 1.9%
126,588		Allegheny Energy, Inc	2,911,524
68,984	*	Clean Harbors, Inc	3,832,751
136,495		Republic Services, Inc	3,961,085
114,863	*	Stericycle, Inc	6,260,033

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	16,965,393

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.2%
283,412		Analog Devices, Inc	8,167,934
36,251	*	Calix Networks, Inc	487,576
2,736	*	Cree, Inc	192,122
458,823	*	Marvell Technology Group Ltd	9,350,812
18,399	*	MaxLinear, Inc	326,582

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

168,253	*	NetApp, Inc	$5,478,318
283,930	*	Nvidia Corp	4,934,703
628,387	*	ON Semiconductor Corp	5,027,096
237,300		Plantronics, Inc	7,422,744
390,193	*	Zoran Corp	4,198,477

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	45,586,364

ENGINEERING AND MANAGEMENT SERVICES - 1.6%
165,370	*	Jacobs Engineering Group, Inc	7,473,070
192,873		KBR, Inc	4,274,066
105,512	*	Tetra Tech, Inc	2,430,996

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,178,132

FOOD AND KINDRED PRODUCTS - 1.9%
245,115		Dr Pepper Snapple Group, Inc	8,620,694
50,362	*	Hansen Natural Corp	2,184,704
144,862		McCormick & Co, Inc	5,556,906

		TOTAL FOOD AND KINDRED PRODUCTS	16,362,304

FURNITURE AND FIXTURES - 0.6%
117,500	*	Kinetic Concepts, Inc	5,617,675

		TOTAL FURNITURE AND FIXTURES	5,617,675

FURNITURE AND HOME FURNISHINGS STORES - 0.8%
168,417	*	Bed Bath & Beyond, Inc	7,369,928

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	7,369,928

GENERAL BUILDING CONTRACTORS - 0.2%
2,965	*	NVR, Inc	2,154,073

		TOTAL GENERAL BUILDING CONTRACTORS	2,154,073

GENERAL MERCHANDISE STORES - 1.9%
101,358	*	Big Lots, Inc	3,691,458
303,838		TJX Companies, Inc	12,919,192

		TOTAL GENERAL MERCHANDISE STORES	16,610,650

HEALTH SERVICES - 2.2%
110,021	*	Amedisys, Inc	6,075,360
141,492		AmerisourceBergen Corp	4,091,949
29,871	*	Edwards Lifesciences Corp	2,953,644
110,128		Quest Diagnostics, Inc	6,419,361

		TOTAL HEALTH SERVICES	19,540,314

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.5%
117,786		Saipem S.p.A.	4,557,863

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,557,863

HOLDING AND OTHER INVESTMENT OFFICES - 4.2%
102,214	*	Affiliated Managers Group, Inc	8,074,906
69,766	*	Financial Engines, Inc	1,179,045
433,691		iShares Russell Midcap Growth Index Fund	21,042,688

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

71,368		Public Storage, Inc	$6,565,142

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	36,861,781

HOTELS AND OTHER LODGING PLACES - 0.9%
163,291		Starwood Hotels & Resorts Worldwide, Inc	7,615,892

		TOTAL HOTELS AND OTHER LODGING PLACES	7,615,892

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.2%
88,463	*	AGCO Corp	3,173,168
80,383		Flowserve Corp	8,863,834
386,425		International Game Technology	7,129,541
86,985		ITT Industries, Inc	4,663,266
148,390		Joy Global, Inc	8,398,875
10,873	*	Meru Networks, Inc	208,435
85,877	*	Middleby Corp	4,945,656
564,113	*	Netezza Corp	7,215,005
164,632		Timken Co	4,940,606
194,115	*	VeriFone Holdings, Inc	3,923,064

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	53,461,450

INSTRUMENTS AND RELATED PRODUCTS - 5.3%
251,932	*	Flir Systems, Inc	7,104,482
20,027	*	Intuitive Surgical, Inc	6,972,000
102,467	*	Itron, Inc	7,436,030
79,535	*	Resmed, Inc	5,062,403
131,734		Rockwell Collins, Inc	8,245,231
82,347	*	Sensata Technologies Holding BV	1,478,952
186,672	*	Thoratec Corp	6,244,178
77,127	*	Veeco Instruments, Inc	3,355,025

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	45,898,301

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
83,174	*	Verisk Analytics, Inc	2,345,507

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,345,507

INSURANCE CARRIERS - 0.0%
9,460	*	Primerica, Inc	141,900

		TOTAL INSURANCE CARRIERS	141,900

LEATHER AND LEATHER PRODUCTS - 1.4%
225,997		Coach, Inc	8,931,401
215,902	*	Iconix Brand Group, Inc	3,316,255

		TOTAL LEATHER AND LEATHER PRODUCTS	12,247,656

LOCAL AND INTERURBAN PASSENGER TRANSIT - 1.0%
155,876	*	Emergency Medical Services Corp (Class A)	8,814,788

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	8,814,788

METAL MINING - 1.1%
116,416		Barrick Gold Corp	4,463,389

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

61,923		Freeport-McMoRan Copper & Gold, Inc (Class B)	$5,173,048

		TOTAL METAL MINING	9,636,437

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.8%
207,627		Hasbro, Inc	7,947,961
229,499		Jarden Corp	7,640,022

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	15,587,983

MISCELLANEOUS RETAIL - 0.6%
195,207	*	Dick’s Sporting Goods, Inc	5,096,855

		TOTAL MISCELLANEOUS RETAIL	5,096,855

MOTION PICTURES - 1.5%
278,770	*	Discovery Communications, Inc (Class C)	8,198,625
141,936	*	Rovi Corp	5,270,084

		TOTAL MOTION PICTURES	13,468,709

NONDEPOSITORY INSTITUTIONS - 0.9%
394,881		CapitalSource, Inc	2,207,385
160,035		Lender Processing Services, Inc	6,041,321
200,000	*,m	MBF Healthcare Acquisition Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	8,248,706

OIL AND GAS EXTRACTION - 5.3%
295,732	*	Cobalt International Energy, Inc	4,021,955
147,134	*	Concho Resources, Inc	7,409,668
30,443	*,m	Crescent Point Energy Corp	1,168,083
193,469		Crescent Point Energy Corp	7,423,313
492,048	*	Denbury Resources, Inc	8,300,850
177,884		Smith International, Inc	7,616,993
85,545	*	Southwestern Energy Co	3,483,392
369,927		Tullow Oil plc	7,017,048

		TOTAL OIL AND GAS EXTRACTION	46,441,302

PAPER AND ALLIED PRODUCTS - 0.5%
90,516		Schweitzer-Mauduit International, Inc	4,304,941

		TOTAL PAPER AND ALLIED PRODUCTS	4,304,941

PERSONAL SERVICES - 0.6%
606,728	*	Sally Beauty Holdings, Inc	5,412,014

		TOTAL PERSONAL SERVICES	5,412,014

PETROLEUM AND COAL PRODUCTS - 1.4%
136,976		Walter Industries, Inc	12,638,776

		TOTAL PETROLEUM AND COAL PRODUCTS	12,638,776

PRIMARY METAL INDUSTRIES - 1.9%
130,606		Precision Castparts Corp	16,549,086

		TOTAL PRIMARY METAL INDUSTRIES	16,549,086

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.5%
79,665	*	VistaPrint Ltd	$4,560,821

		TOTAL PRINTING AND PUBLISHING	4,560,821

REAL ESTATE - 0.3%
193,312	*	Forest City Enterprises, Inc (Class A)	2,785,626

		TOTAL REAL ESTATE	2,785,626

SECURITY AND COMMODITY BROKERS - 2.8%
88,214		Lazard Ltd (Class A)	3,149,240
366,171	*	Nasdaq Stock Market, Inc	7,733,532
252,355		T Rowe Price Group, Inc	13,861,859

		TOTAL SECURITY AND COMMODITY BROKERS	24,744,631

SPECIAL TRADE CONTRACTORS - 0.8%
344,607	*	Quanta Services, Inc	6,602,670

		TOTAL SPECIAL TRADE CONTRACTORS	6,602,670

TOBACCO PRODUCTS - 0.9%
104,004		Lorillard, Inc	7,825,261

		TOTAL TOBACCO PRODUCTS	7,825,261

TRANSPORTATION BY AIR - 1.5%
210,332	*	Air Methods Corp	7,151,288
306,592	*	UAL Corp	5,993,874

		TOTAL TRANSPORTATION BY AIR	13,145,162

TRANSPORTATION EQUIPMENT - 1.6%
105,649	*	Autoliv, Inc	5,444,093
199,774		Thor Industries, Inc	6,035,172
110,954		Trinity Industries, Inc	2,214,642

		TOTAL TRANSPORTATION EQUIPMENT	13,693,907

WHOLESALE TRADE-DURABLE GOODS - 3.2%
237,334	*	Emdeon, Inc	3,920,758
458,071	*	LKQ Corp	9,298,840
249,796	*	MedAssets, Inc	5,245,716
239,710		Solera Holdings, Inc	9,264,792

		TOTAL WHOLESALE TRADE-DURABLE GOODS	27,730,106

WHOLESALE TRADE-NONDURABLE GOODS - 1.8%
99,043		Airgas, Inc	6,301,116
37,960	*	Green Mountain Coffee Roasters, Inc	3,675,287
117,874		Herbalife Ltd	5,436,349

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	15,412,752

		TOTAL COMMON STOCKS	867,461,816

		(Cost $740,367,796)

		TOTAL INVESTMENTS - 99.2%	867,461,816
		(Cost $740,367,796)
		OTHER ASSETS & LIABILITIES, NET - 0.8%	6,777,848

		NET ASSETS - 100.0%	$874,239,664

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.3%
540,000	*	Pilgrim’s Pride Corp	$5,745,600

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	5,745,600

AMUSEMENT AND RECREATION SERVICES - 0.2%
105,000	*	Penn National Gaming, Inc	2,919,000

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,919,000

APPAREL AND ACCESSORY STORES - 2.5%
175,000		American Eagle Outfitters, Inc	3,241,000
200,000	*	Children’s Place Retail Stores, Inc	8,910,000
455,000		Foot Locker, Inc	6,843,200
346,299		Gap, Inc	8,002,970
420,000		Limited Brands, Inc	10,340,400
195,000		Nordstrom, Inc	7,965,750

		TOTAL APPAREL AND ACCESSORY STORES	45,303,320

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
92,000		VF Corp	7,373,800

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	7,373,800

BUSINESS SERVICES - 1.9%
114,000	*	Alliance Data Systems Corp	7,294,860
110,000	*	CACI International, Inc (Class A)	5,373,500
253,655	*	Computer Sciences Corp	13,821,661
355,610		Earthlink, Inc	3,036,909
386,881	*	Interpublic Group of Cos, Inc	3,218,850
65,559	*	Juniper Networks, Inc	2,011,350

		TOTAL BUSINESS SERVICES	34,757,130

CHEMICALS AND ALLIED PRODUCTS - 5.9%
37,000		Agrium, Inc	2,613,310
140,000		Alberto-Culver Co	3,661,000
1,050,000	*	Biovitrum AB	5,554,940
110,000		Celanese Corp (Series A)	3,503,500
85,000		Clorox Co	5,451,900
105,000		Cytec Industries, Inc	4,907,700
160,000		Dow Chemical Co	4,731,200
608,125		Ferro Corp	5,345,419
62,533		FMC Corp	3,785,748
320,000	*	Forest Laboratories, Inc	10,035,200
210,000	*	Georgia Gulf Corp	3,882,900
290,000		Huntsman Corp	3,494,500
33,000	*	Life Technologies Corp	1,724,910

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

45,000		Lonza Group AG.	$3,670,334
370,000	*	Mylan Laboratories, Inc	8,402,700
155,324		PPG Industries, Inc	10,158,189
128,000		Shire plc (ADR)	8,442,880
182,369	*	Theravance, Inc	2,429,155
330,000	*	Vanda Pharmaceuticals, Inc	3,808,200
175,000	*	Watson Pharmaceuticals, Inc	7,309,750
190,000	*	WR Grace & Co	5,274,400

		TOTAL CHEMICALS AND ALLIED PRODUCTS	108,187,835

COAL MINING - 0.2%
240,000		MacArthur Coal Ltd	3,094,316

		TOTAL COAL MINING	3,094,316

COMMUNICATIONS - 5.1%
90,000	*	AOL, Inc	2,275,200
370,000		Cablevision Systems Corp (Class A)	8,931,800
990,000		CBS Corp (Class B)	13,800,600
448,000		CenturyTel, Inc	15,886,080
690,000		DISH Network Corp (Class A)	14,365,800
587,204		Frontier Communications Corp	4,368,798
270,000	*	IAC/InterActiveCorp	6,139,800
325,000	*	Liberty Global, Inc (Class A)	9,477,000
100,000	*	NII Holdings, Inc (Class B)	4,166,000
2,675,000		Qwest Communications International, Inc	13,963,500

		TOTAL COMMUNICATIONS	93,374,578

DEPOSITORY INSTITUTIONS - 6.3%
145,000		BB&T Corp	4,696,550
345,000		Comerica, Inc	13,123,800
67,261		Cullen/Frost Bankers, Inc	3,753,164
380,000		Fifth Third Bancorp	5,164,200
381,007	*	First Horizon National Corp	5,353,151
485,777		Hudson City Bancorp, Inc	6,878,602
2,725,000		Huntington Bancshares, Inc	14,633,250
50,000		M&T Bank Corp	3,969,000
57,000		Northern Trust Corp	3,149,820
1,445,000		Regions Financial Corp	11,343,250
500,000		SunTrust Banks, Inc	13,395,000
925,309		TCF Financial Corp	14,749,426
277,364		TFS Financial Corp	3,702,809
225,000		US Bancorp	5,823,000
179,900		Valley National Bancorp	2,765,063
195,000		Western Union Co	3,307,200

		TOTAL DEPOSITORY INSTITUTIONS	115,807,285

EATING AND DRINKING PLACES - 0.8%
355,000		Brinker International, Inc	6,844,400
193,000		Darden Restaurants, Inc	8,596,220

		TOTAL EATING AND DRINKING PLACES	15,440,620

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 10.1%
335,000		Allegheny Energy, Inc	$7,705,000
175,000		American Electric Power Co, Inc	5,981,500
239,516		American Water Works Co, Inc	5,211,868
620,000		Centerpoint Energy, Inc	8,903,200
500,000		CMS Energy Corp	7,730,000
260,000		Constellation Energy Group, Inc	9,128,600
200,000		DTE Energy Co	8,920,000
330,000		Edison International	11,276,100
615,000		El Paso Corp	6,666,600
97,000		Energen Corp	4,513,410
47,000		Entergy Corp	3,823,450
235,000		Northeast Utilities	6,495,400
380,000		NorthWestern Corp	10,187,800
300,000	*	NRG Energy, Inc	6,270,000
180,000		Pepco Holdings, Inc	3,087,000
266,000		PG&E Corp	11,283,720
150,000		Progress Energy, Inc	5,904,000
205,000		Public Service Enterprise Group, Inc	6,051,600
186,590		Questar Corp	8,060,688
375,000	*	Reliant Energy, Inc	1,383,750
469,763		Republic Services, Inc	13,632,523
210,000		Sempra Energy	10,479,000
250,000		Southern Union Co	6,342,500
140,000		Williams Cos, Inc	3,234,000
490,000		Xcel Energy, Inc	10,388,000

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	182,659,709

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.4%
110,000		Analog Devices, Inc	3,170,200
227,000		Cooper Industries plc	10,882,380
490,000	*	Fairchild Semiconductor International, Inc	5,218,500
200,000		Intersil Corp (Class A)	2,952,000
550,000	*	LSI Logic Corp	3,366,000
144,131	*	Marvell Technology Group Ltd	2,937,390
191,633		Maxim Integrated Products, Inc	3,715,764
504,298	*	Micron Technology, Inc	5,239,656
110,000	*	NetApp, Inc	3,581,600
130,000	*	Nvidia Corp	2,259,400
409,905		Tellabs, Inc	3,102,981
180,000		Tyco Electronics Ltd	4,946,400
135,000		Whirlpool Corp	11,778,750

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	63,151,021

ENGINEERING AND MANAGEMENT SERVICES - 1.3%
610,000		KBR, Inc	13,517,600
230,000	*	McDermott International, Inc	6,191,600
35,000	*	Shaw Group, Inc	1,204,700
50,000	*	URS Corp	2,480,500

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	23,394,400

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 1.3%
105,000		Ball Corp	$5,604,900
384,795	*	Crown Holdings, Inc	10,374,073
244,000		Pentair, Inc	8,691,280

		TOTAL FABRICATED METAL PRODUCTS	24,670,253

FOOD AND KINDRED PRODUCTS - 4.4%
400,000		ConAgra Foods, Inc	10,028,000
285,000		Corn Products International, Inc	9,878,100
385,000		Del Monte Foods Co	5,621,000
34,000		General Mills, Inc	2,406,860
265,000		H.J. Heinz Co	12,086,650
84,000		Hershey Co	3,596,040
303,000		Hormel Foods Corp	12,729,030
95,000	*	Ralcorp Holdings, Inc	6,439,100
125,000		Reynolds American, Inc	6,747,500
350,000	*	Smithfield Foods, Inc	7,259,000
200,000		Tyson Foods, Inc (Class A)	3,830,000

		TOTAL FOOD AND KINDRED PRODUCTS	80,621,280

FOOD STORES - 1.3%
220,000	*	Dole Food Co, Inc	2,607,000
455,000		Safeway, Inc	11,311,300
540,000		Supervalu, Inc	9,007,200

		TOTAL FOOD STORES	22,925,500

FORESTRY - 0.7%
90,000		Rayonier, Inc	4,088,700
200,000		Weyerhaeuser Co	9,054,000

		TOTAL FORESTRY	13,142,700

FURNITURE AND FIXTURES - 0.5%
235,000		Masco Corp	3,647,200
200,000	*	Tempur-Pedic International, Inc	6,032,000

		TOTAL FURNITURE AND FIXTURES	9,679,200

GENERAL BUILDING CONTRACTORS - 0.3%
6,354	*	NVR, Inc	4,616,181
67,000		Ryland Group, Inc	1,503,480

		TOTAL GENERAL BUILDING CONTRACTORS	6,119,661

GENERAL MERCHANDISE STORES - 1.0%
820,000		Macy’s, Inc	17,851,400

		TOTAL GENERAL MERCHANDISE STORES	17,851,400

HEALTH SERVICES - 1.3%
80,688	*	DaVita, Inc	5,115,619
750,000	*	Healthsouth Corp	14,025,000
300,000		Laboratorios Almirall S.A.	3,776,419

		TOTAL HEALTH SERVICES	22,917,038

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.1%
80,000	*	Foster Wheeler AG.	$2,171,200

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,171,200

HOLDING AND OTHER INVESTMENT OFFICES - 6.8%
68,000	*	Affiliated Managers Group, Inc	5,372,000
725,997		Annaly Mortgage Management, Inc	12,472,628
210,000		Boston Properties, Inc	15,842,400
275,000		Equity Residential	10,766,250
60,000		Essex Property Trust, Inc	5,397,000
750,000		Host Marriott Corp	10,987,500
455,000		Kimco Realty Corp	7,116,200
100,000		Plum Creek Timber Co, Inc	3,891,000
463,000		Prologis	6,111,600
63,000		Public Storage, Inc	5,795,370
90,000		Regency Centers Corp	3,372,300
102,000		SL Green Realty Corp	5,841,540
130,000		Taubman Centers, Inc	5,189,600
225,654		Vornado Realty Trust	17,082,008
180,000		WABCO Holdings, Inc	5,385,600
310,000		Westway Group, Inc	1,398,100

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	122,021,096

HOTELS AND OTHER LODGING PLACES - 0.3%
419,031	*	Orient-Express Hotels Ltd (Class A)	5,941,860

		TOTAL HOTELS AND OTHER LODGING PLACES	5,941,860

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.7%
207,000	*	AGCO Corp	7,425,090
105,000		Curtiss-Wright Corp	3,654,000
115,000	*	Dril-Quip, Inc	6,996,600
263,000		ITT Industries, Inc	14,099,430
107,000		Joy Global, Inc	6,056,200
69,593		Pall Corp	2,817,821
170,000	*	Teradata Corp	4,911,300
360,000		Textron, Inc	7,642,800
1,430,000		Xerox Corp	13,942,500

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	67,545,741

INSTRUMENTS AND RELATED PRODUCTS - 1.9%
135,594	*	Bruker BioSciences Corp	1,986,452
760,000	*	Hologic, Inc	14,090,400
465,000		PerkinElmer, Inc	11,113,500
69,000		Rockwell Collins, Inc	4,318,710
350,000	*	Teradyne, Inc	3,909,500

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	35,418,562

INSURANCE AGENTS, BROKERS AND SERVICE - 2.3%
275,000		AON Corp	11,745,250
660,360		Hartford Financial Services Group, Inc	18,767,431
490,000		Marsh & McLennan Cos, Inc	11,965,800

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	42,478,481

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 8.5%
145,000		ACE Ltd	$7,583,500
115,000	*	Arch Capital Group Ltd	8,768,750
142,000		Aspen Insurance Holdings Ltd	4,095,280
255,000		Axis Capital Holdings Ltd	7,971,300
116,373		Cincinnati Financial Corp	3,363,180
91,000		Everest Re Group Ltd	7,364,630
103,000		Hanover Insurance Group, Inc	4,491,830
156,332	*	Health Net, Inc	3,887,977
240,000		Lincoln National Corp	7,368,000
330,000		Max Re Capital Ltd	7,586,700
154,000		PartnerRe Ltd	12,276,880
20,160	*	Primerica, Inc	302,400
280,000		Principal Financial Group	8,178,800
420,000		Progressive Corp	8,017,800
181,547		Prudential Financial, Inc	10,983,594
195,000		RenaissanceRe Holdings Ltd	11,068,200
35,600		Transatlantic Holdings, Inc	1,879,680
105,000		UnitedHealth Group, Inc	3,430,350
340,000		UnumProvident Corp	8,421,800
170,000		Validus Holdings Ltd	4,680,100
55,000	*	WellPoint, Inc	3,540,900
960,000		XL Capital Ltd (Class A)	18,143,999

		TOTAL INSURANCE CARRIERS	153,405,650

LEATHER AND LEATHER PRODUCTS - 0.3%
160,000		Coach, Inc	6,323,200

		TOTAL LEATHER AND LEATHER PRODUCTS	6,323,200

METAL MINING - 1.1%
175,000	*	Anglo American plc	7,632,261
150,000		Cleveland-Cliffs, Inc	10,642,500
120,000	*	Thompson Creek Metals Co, Inc	1,623,600

		TOTAL METAL MINING	19,898,361

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.6%
114,651	*	Armstrong World Industries, Inc	4,162,978
206,000		Jarden Corp	6,857,740

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	11,020,718

MOTION PICTURES - 0.1%
80,000	*	Discovery Communications, Inc (Class C)	2,352,800

		TOTAL MOTION PICTURES	2,352,800

NONDEPOSITORY INSTITUTIONS - 1.5%
156,000		Capital One Financial Corp	6,459,960
2,130,000		Chimera Investment Corp	8,285,700
850,000		Discover Financial Services	12,665,000

		TOTAL NONDEPOSITORY INSTITUTIONS	27,410,660

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.3%
66,000		Compass Minerals International, Inc	$5,295,180

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	5,295,180

OIL AND GAS EXTRACTION - 6.6%
65,559		Anadarko Petroleum Corp	4,774,662
95,000		Baker Hughes, Inc	4,449,800
102,972		Baytex Energy Trust	3,482,586
277,074		Berry Petroleum Co (Class A)	7,802,404
304,278		BJ Services Co	6,511,549
96,088		Cabot Oil & Gas Corp	3,536,038
528,716	*	Cobalt International Energy, Inc	7,190,538
171,461	*	Concho Resources, Inc	8,634,776
60,059	*,m	Crescent Point Energy Corp	2,304,435
182,000		Crescent Point Energy Corp	6,983,252
293,990	*	Crude Carriers Corp	5,006,650
350,000	*	Denbury Resources, Inc	5,904,500
128,000		Ensco International PLC (ADR)	5,731,840
42,361		Equitable Resources, Inc	1,736,801
308,905	*	Forest Oil Corp	7,975,927
230,000	*	Nabors Industries Ltd	4,514,900
161,000		Noble Energy, Inc	11,753,000
245,000	*	Pride International, Inc	7,376,950
110,000	*	Seahawk Drilling, Inc	2,073,500
195,000		Smith International, Inc	8,349,900
218,213		Tullow Oil plc	4,139,225

		TOTAL OIL AND GAS EXTRACTION	120,233,233

PAPER AND ALLIED PRODUCTS - 1.1%
317,000		International Paper Co	7,801,370
139,186		MeadWestvaco Corp	3,556,202
395,000		Temple-Inland, Inc	8,069,850

		TOTAL PAPER AND ALLIED PRODUCTS	19,427,422

PETROLEUM AND COAL PRODUCTS - 1.5%
128,000		Ashland, Inc	6,754,560
40,344		Hess Corp	2,523,517
97,000		Murphy Oil Corp	5,450,430
145,000		Walter Industries, Inc	13,379,150

		TOTAL PETROLEUM AND COAL PRODUCTS	28,107,657

PIPELINES, EXCEPT NATURAL GAS - 0.9%
755,000		Spectra Energy Corp	17,010,150

		TOTAL PIPELINES, EXCEPT NATURAL GAS	17,010,150

PRIMARY METAL INDUSTRIES - 0.6%
56,000		Precision Castparts Corp	7,095,760
22,088		Vallourec	4,454,092

		TOTAL PRIMARY METAL INDUSTRIES	11,549,852

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.8%
71,610		Dun & Bradstreet Corp	$5,329,216
570,000		Pearson plc	8,961,136

		TOTAL PRINTING AND PUBLISHING	14,290,352

RAILROAD TRANSPORTATION - 0.7%
87,000		CSX Corp	4,428,300
150,000	*	Kansas City Southern Industries, Inc	5,425,500
64,000		Norfolk Southern Corp	3,576,960

		TOTAL RAILROAD TRANSPORTATION	13,430,760

REAL ESTATE - 0.2%
190,000	*	Forestar Real Estate Group, Inc	3,587,200

		TOTAL REAL ESTATE	3,587,200

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.7%
398,172	*	Graham Packaging Co, Inc	4,997,059
272,321		Newell Rubbermaid, Inc	4,139,279
327,794		SSL International plc	4,044,082

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	13,180,420

SECURITY AND COMMODITY BROKERS - 2.0%
215,000		Ameriprise Financial, Inc	9,752,400
98,000		Charles Schwab Corp	1,831,620
2,100,000	*	E*Trade Financial Corp	3,465,000
398,025	*	FBR Capital Markets Corp	1,811,014
610,000		Invesco Ltd	13,365,100
85,000		Jefferies Group, Inc	2,011,950
215,000	*	Nasdaq Stock Market, Inc	4,540,800

		TOTAL SECURITY AND COMMODITY BROKERS	36,777,884

TOBACCO PRODUCTS - 0.7%
182,000		Lorillard, Inc	13,693,680

		TOTAL TOBACCO PRODUCTS	13,693,680

TRANSPORTATION BY AIR - 1.7%
765,000	*	AMR Corp	6,969,150
470,000	*	Continental Airlines, Inc (Class B)	10,325,900
545,000	*	Delta Air Lines, Inc	7,951,550
62,000		FedEx Corp	5,790,800

		TOTAL TRANSPORTATION BY AIR	31,037,400

TRANSPORTATION EQUIPMENT - 2.5%
600,000	*	American Axle & Manufacturing Holdings, Inc	5,988,000
148,000	*	Autoliv, Inc	7,626,440
280,000	*	Federal Mogul Corp (Class A)	5,140,800
95,000		Goodrich Corp	6,699,400
81,000	*	Lear Corp	6,427,350
446,000	*	Spirit Aerosystems Holdings, Inc (Class A)	10,427,480
139,383	*	TRW Automotive Holdings Corp	3,983,566

		TOTAL TRANSPORTATION EQUIPMENT	46,293,036

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.6%
248,926	*	Baltic Trading Ltd	$3,372,947
195,000	*	Genco Shipping & Trading Ltd	4,116,450
120,000	*	Royal Caribbean Cruises Ltd	3,958,800

		TOTAL WATER TRANSPORTATION	11,448,197

WHOLESALE TRADE-DURABLE GOODS - 0.2%
146,000	*	Arrow Electronics, Inc	4,398,980

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,398,980

WHOLESALE TRADE-NONDURABLE GOODS - 1.0%
167,000		Airgas, Inc	10,624,540
183,000		Terra Industries, Inc	8,374,080

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	18,998,620

		TOTAL COMMON STOCKS	1,803,883,998

		(Cost $1,593,312,106)

		TOTAL INVESTMENTS - 98.5%	1,803,883,998
		(Cost $1,593,312,106)
		OTHER ASSETS & LIABILITIES, NET - 1.5%	26,600,501

		NET ASSETS - 100.0%	$1,830,484,499

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AGRICULTURAL PRODUCTION-CROPS -0.1%
70,500	*	Chiquita Brands International, Inc	$1,108,965

		TOTAL AGRICULTURAL PRODUCTION-CROPS	1,108,965

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.1%
526		Seaboard Corp	683,327

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	683,327

AMUSEMENT AND RECREATION SERVICES - 0.5%
8,690		Dover Downs Gaming & Entertainment, Inc	34,412
187,353	*	Live Nation, Inc	2,716,619
106,707		World Wrestling Entertainment, Inc (Class A)	1,846,031

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,597,062

APPAREL AND ACCESSORY STORES - 2.6%
101,600	*	AnnTaylor Stores Corp	2,103,120
103,905	*	Carter’s, Inc	3,132,736
115,154		Cato Corp (Class A)	2,468,902
6,200	*	Children’s Place Retail Stores, Inc	276,210
44,306	*	Citi Trends, Inc	1,437,287
22,000	*	Collective Brands, Inc	500,280
123,048	*	Dress Barn, Inc	3,218,936
115,600	*	DSW, Inc (Class A)	2,951,268
66,300		Finish Line, Inc (Class A)	1,082,016
62,147	*	J Crew Group, Inc	2,852,547
21,000	*	JOS A Bank Clothiers, Inc	1,147,650
38,819		Stage Stores, Inc	597,424

		TOTAL APPAREL AND ACCESSORY STORES	21,768,376

APPAREL AND OTHER TEXTILE PRODUCTS - 0.7%
17,700	*	Gymboree Corp	913,851
139,955		Jones Apparel Group, Inc	2,661,944
37,370	*	Maidenform Brands, Inc	816,535
29,161	*	Warnaco Group, Inc	1,391,271

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,783,601

AUTO REPAIR, SERVICES AND PARKING - 0.3%
82,446	*	Dollar Thrifty Automotive Group, Inc	2,648,990

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,648,990

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.4%
282,488	*	Sonic Automotive, Inc (Class A)	3,107,368

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,107,368

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 8.8%
381,612	*	3Com Corp	$2,934,596
4,716	*	ACI Worldwide, Inc	97,197
146,516	*	Actuate Corp	819,024
105,275	*	Acxiom Corp	1,888,634
156,760	*	AMN Healthcare Services, Inc	1,379,488
65,016	*	APAC Customer Services, Inc	373,842
44,600	*	ArcSight, Inc	1,255,490
307,374	*	Art Technology Group, Inc	1,355,519
78,500	*	Avis Budget Group, Inc	902,750
100,903		BGC Partners, Inc (Class A)	616,517
31,400		Blackbaud, Inc	790,966
1,000	*	Blackboard, Inc	41,660
12,600	*	Blue Coat Systems, Inc	391,104
33,600	*	Bottomline Technologies, Inc	565,488
31,900	*	CACI International, Inc (Class A)	1,558,315
11,700	*	Capella Education Co	1,086,228
76,711	*	Cogent, Inc	782,452
137,019	*	Commvault Systems, Inc	2,925,356
68,219		Compass Diversified Trust	1,041,022
75,635	*	CSG Systems International, Inc	1,585,310
65,155	*	Dice Holdings, Inc	495,178
47,573	*	Digital River, Inc	1,441,462
44,800	*	Double-Take Software, Inc	399,168
20,900	*	Dynamics Research Corp	235,543
3,478	*	DynCorp International, Inc (Class A)	39,962
163,683		Earthlink, Inc	1,397,853
28,700	*	Forrester Research, Inc	863,009
110,180	*	Gartner, Inc	2,450,403
62,177	*	Global Sources Ltd	404,772
51,196	*	Hackett Group, Inc	142,325
15,803		Heartland Payment Systems, Inc	293,936
32,800		iGate Corp	319,144
60,956	*	Informatica Corp	1,637,278
2,313	*	Integral Systems, Inc	22,274
36,300	*	Interactive Intelligence, Inc	678,447
9,091	*	inVentiv Health, Inc	204,184
35,231	*	JDA Software Group, Inc	980,126
33,970	*	Kenexa Corp	467,088
9,050		Keynote Systems, Inc	103,080
9,540	*	Lawson Software, Inc	63,059
19,000	*	Limelight Networks, Inc	69,540
20,400	*	Liquidity Services, Inc	235,416
76,600	*	Liveperson, Inc	587,522
27,800	*	Manhattan Associates, Inc	708,344
32,400	*	Mantech International Corp (Class A)	1,582,092
833	*	Mastech Holdings, Inc	3,632
11,500	*	Medidata Solutions, Inc	174,800
35,410	*	MicroStrategy, Inc (Class A)	3,012,329
76,129	*	ModusLink Global Solutions, Inc	641,767
220,200	*	MoneyGram International, Inc	838,962
20,131	*	NCI, Inc (Class A)	608,560

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

92,794	*	Netscout Systems, Inc	$1,372,423
15,100		NIC, Inc	118,837
8,773	*	On Assignment, Inc	62,551
61,496		Pegasystems, Inc	2,275,352
11,788	*	Perfect World Co Ltd (ADR)	441,461
37,600	*	Pervasive Software, Inc	190,256
118,394	*	Quest Software, Inc	2,106,229
26,500	*	Rackspace Hosting, Inc	496,345
41,212	*	RightNow Technologies, Inc	736,046
17,400		Rollins, Inc	377,232
167,934	*	S1 Corp	990,811
44,848	*	Saba Software, Inc	221,998
261,624		Sapient Corp	2,391,243
66,841	*	SolarWinds, Inc	1,447,776
117,028	*	SonicWALL, Inc	1,016,973
7,400	*	Sonus Networks, Inc	19,314
15,925	*	Sourcefire, Inc	365,479
57,200	*	Spherion Corp	458,172
39,512	*	StarTek, Inc	274,608
45,802	*	SuccessFactors, Inc	872,070
79,530	*	SYKES Enterprises, Inc	1,816,465
99,761	*	SYNNEX Corp	2,948,935
2,344		Take-Two Interactive Software, Inc	23,088
122,122	*	TeleTech Holdings, Inc	2,085,844
44,148	*	TIBCO Software, Inc	476,357
119,970	*	Unisys Corp	4,185,754
113,999	*	Valueclick, Inc	1,155,950
6,652	*	Vasco Data Security International	54,879
35,632	*	Virtusa Corp	367,366
70,338	*	Websense, Inc	1,601,596

		TOTAL BUSINESS SERVICES	74,443,623

CHEMICALS AND ALLIED PRODUCTS - 8.2%
65,268	*	Acorda Therapeutics, Inc	2,232,166
111,629	*	Adolor Corp	200,932
52,837	*	Allos Therapeutics, Inc	392,579
31,535	*	Alnylam Pharmaceuticals, Inc	536,726
7,950	*	AMAG Pharmaceuticals, Inc	277,535
7,781	*	Arqule, Inc	44,819
71,602	*	Auxilium Pharmaceuticals, Inc	2,231,118
107,549	*	AVANIR Pharmaceuticals, Inc	249,514
19,300	*	Caraco Pharmaceutical Laboratories Ltd	115,607
82,745	*	Celldex Therapeutics, Inc	508,054
39,441	*	Chelsea Therapeutics International, Inc	140,016
30,400	*	China-Biotics, Inc	544,464
33,800	*	Cornerstone Therapeutics, Inc	214,630
42,418	*	Cubist Pharmaceuticals, Inc	956,102
36,648	*	Emergent Biosolutions, Inc	615,320
10,458	*	Enzon Pharmaceuticals, Inc	106,462
52,347	*	Facet Biotech Corp	1,412,846
4,949		Ferro Corp	43,502
29,696	*	Geron Corp	168,673

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

89,646	*	Halozyme Therapeutics, Inc	$716,272
37,400	*	Hi-Tech Pharmacal Co, Inc	828,036
106,521	*	Human Genome Sciences, Inc	3,216,933
40,900	*	Idenix Pharmaceuticals, Inc	115,338
10,900	*	Idera Pharmaceuticals, Inc	67,689
130,091	*	Immucor, Inc	2,912,736
5,804	*	Immunogen, Inc	46,954
123,400	*	Impax Laboratories, Inc	2,206,392
73,751		Innophos Holdings, Inc	2,057,653
66,263		Innospec, Inc	752,748
207,357	*	Inspire Pharmaceuticals, Inc	1,293,908
4,720		Inter Parfums, Inc	69,950
34,500	*	InterMune, Inc	1,537,665
8,400	*	Landec Corp	55,692
31,600	*	Lannett Co, Inc	134,300
75,498	*	Ligand Pharmaceuticals, Inc (Class B)	132,122
40,854	*	MAP Pharmaceuticals, Inc	649,170
19,500		Martek Biosciences Corp	438,945
65,619		Medicis Pharmaceutical Corp (Class A)	1,650,974
81,515	*	Medivation, Inc	855,092
1,211		Meridian Bioscience, Inc	24,668
66,900	*	Micromet, Inc	540,552
45,500		Minerals Technologies, Inc	2,358,720
35,000	*	Momenta Pharmaceuticals, Inc	523,950
43,617	*	Neurocrine Biosciences, Inc	111,223
14,002		NewMarket Corp	1,442,066
170,829	*	NPS Pharmaceuticals, Inc	860,978
82,250	*	Obagi Medical Products, Inc	1,001,805
18,100		Olin Corp	355,122
11,287	*	OM Group, Inc	382,404
213,662	*	Omnova Solutions, Inc	1,677,247
71,959	*	Onyx Pharmaceuticals, Inc	2,178,919
59,046	*	Orexigen Therapeutics, Inc	347,781
91,800	*	OXiGENE, Inc	112,914
70,138	*	Par Pharmaceutical Cos, Inc	1,739,422
75,247		PDL BioPharma, Inc	467,284
1,761		PetMed Express, Inc	39,041
390,004	*	PolyOne Corp	3,993,640
18,436	*	Pozen, Inc	176,617
144,381	*	Questcor Pharmaceuticals, Inc	1,188,256
158,914	*	Quidel Corp	2,310,610
122,876	*	Revlon, Inc (Class A)	1,824,709
13,300	*	Salix Pharmaceuticals Ltd	495,425
106,146	*	Santarus, Inc	571,065
96,200	*	Sciclone Pharmaceuticals, Inc	339,586
95,457	*	Seattle Genetics, Inc	1,139,757
198,712	*	Solutia, Inc	3,201,249
62,944	*	Spectrum Pharmaceuticals, Inc	290,172
36,277		Stepan Co	2,027,522
26,491	*	Sucampo Pharmaceuticals, Inc (Class A)	94,573
115,100	*	SuperGen, Inc	368,320
10,878	*	Theravance, Inc	144,895

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

55,500	*	Ulta Salon Cosmetics & Fragrance, Inc	$1,255,410
18,600	*	USANA Health Sciences, Inc	584,226
80,050	*	Vanda Pharmaceuticals, Inc	923,777
54,565	*	Viropharma, Inc	743,721
116,600	*	WR Grace & Co	3,236,815
14,500	*	Zymogenetics, Inc	83,085

		TOTAL CHEMICALS AND ALLIED PRODUCTS	69,887,160

COAL MINING - 0.3%
108,339	*	Cloud Peak Energy, Inc	1,802,761
32,000	*	James River Coal Co	508,800
14,077	*	Westmoreland Coal Co	177,652

		TOTAL COAL MINING	2,489,213

COMMUNICATIONS - 1.8%
29,609		Adtran, Inc	780,197
69,400	*	Anixter International, Inc	3,251,391
168,299	*	Aruba Networks, Inc	2,298,964
26,053		Atlantic Tele-Network, Inc	1,170,561
108,300	*	Brightpoint, Inc	815,499
73,228	*	Global Crossing Ltd	1,109,404
69,828	*	j2 Global Communications, Inc	1,633,975
57,467	*	Mediacom Communications Corp (Class A)	341,929
111,000	*	Neutral Tandem, Inc	1,773,780
6,070	*	Novatel Wireless, Inc	40,851
183,968	*	PAETEC Holding Corp	860,970
34,724	*	TeleCommunication Systems, Inc (Class A)	254,527
99,119		USA Mobility, Inc	1,255,838

		TOTAL COMMUNICATIONS	15,587,886

DEPOSITORY INSTITUTIONS - 6.9%
20,000		1st Source Corp	351,000
7,304		Ameris Bancorp	65,953
13,802		Bancfirst Corp	578,442
12,616		Banner Corp	48,445
1,621	*	Beneficial Mutual Bancorp, Inc	15,367
33,800		Berkshire Hills Bancorp, Inc	619,554
228,109		Boston Private Financial Holdings, Inc	1,681,163
53,560		Brookline Bancorp, Inc	569,878
72,600		Cathay General Bancorp	845,790
10,700		Century Bancorp, Inc	205,440
614,352	*	Citizens Republic Bancorp, Inc	724,935
18,300		City Holding Co	627,507
104,818		Community Bank System, Inc	2,387,754
80,656		CVB Financial Corp	800,914
70,000		Dime Community Bancshares	884,100
165,832		East West Bancorp, Inc	2,888,793
3,780		First Bancorp (NC)	51,106
18,500		First Defiance Financial Corp	187,220
159,489		First Financial Bancorp	2,837,309
7,735		First Financial Bankshares, Inc	398,739
10,565		First Financial Holdings, Inc	159,109

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

26,400		First Merchants Corp	$183,744
46,600	*	Flagstar Bancorp, Inc	27,960
1,200		Flushing Financial Corp	15,192
236,300		FNB Corp	1,916,393
2		Fulton Financial Corp	20
17,757		Hancock Holding Co	742,420
10,211		Independent Bank Corp	251,803
69,546		International Bancshares Corp	1,598,863
28,770		Lakeland Bancorp, Inc	254,615
5,500		Lakeland Financial Corp	104,775
35,371		MainSource Financial Group, Inc	238,047
82,100		MB Financial, Inc	1,849,713
5,100	*	Nara Bancorp, Inc	44,676
151,198		National Penn Bancshares, Inc	1,043,266
47,750		NBT Bancorp, Inc	1,091,088
61,809	*	Net 1 UEPS Technologies, Inc	1,136,668
201,501		NewAlliance Bancshares, Inc	2,542,943
5,811		Northwest Bancshares, Inc	68,221
37,500		Pacific Capital Bancorp	67,875
20,100	*	Pinnacle Financial Partners, Inc	303,711
45,700		PrivateBancorp, Inc	626,090
99,993		Prosperity Bancshares, Inc	4,099,713
137,948		Provident Financial Services, Inc	1,641,581
10,252		Provident New York Bancorp	97,189
28,900		Qc Holdings, Inc	149,413
3,814		Renasant Corp	61,711
18,618		Republic Bancorp, Inc (Class A)	350,763
10,579		S.Y. Bancorp, Inc	240,672
25,371		Sandy Spring Bancorp, Inc	380,565
13,529		SCBT Financial Corp	501,114
32,316	*	Signature Bank	1,197,308
31,643		Simmons First National Corp (Class A)	872,398
7,565		Southside Bancshares, Inc	163,177
40,764		Southwest Bancorp, Inc	337,118
54,946		Sterling Bancorp	552,207
13,648		Suffolk Bancorp	419,130
77,703	*	Sun Bancorp, Inc	306,150
283,799		Susquehanna Bancshares, Inc	2,784,068
30,500	*	The Bancorp, Inc	271,450
10,111		Tompkins Trustco, Inc	368,849
30,100		Trico Bancshares	598,990
136,874		Trustco Bank Corp NY	844,513
1,813		Trustmark Corp	44,292
75,567		UMB Financial Corp	3,068,020
171,453		Umpqua Holdings Corp	2,273,467
10,000		Union Bankshares Corp	151,000
153,883	*	United Community Banks, Inc	678,624
44,108		United Financial Bancorp, Inc	616,630
6,100		Washington Trust Bancorp, Inc	113,704
19,000		Webster Financial Corp	332,310
20,600		WesBanco, Inc	334,956
60,600	*	Western Alliance Bancorp	344,814

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

45,780		Westfield Financial, Inc	$420,718
66,948		Wilshire Bancorp, Inc	738,436
66,827		Wintrust Financial Corp	2,486,633

		TOTAL DEPOSITORY INSTITUTIONS	58,878,284

EATING AND DRINKING PLACES - 2.1%
34,950	*	AFC Enterprises	375,014
28,384		Bob Evans Farms, Inc	877,349
56,300	*	California Pizza Kitchen, Inc	945,277
49,835		CBRL Group, Inc	2,311,347
130,961	*	Cheesecake Factory	3,543,805
216,862	*	Denny’s Corp	832,750
248,500	*	Domino’s Pizza, Inc	3,389,540
23,477	*	O’Charleys, Inc	209,884
52,060	*	Papa John’s International, Inc	1,338,463
86,763	*	PF Chang’s China Bistro, Inc	3,828,851

		TOTAL EATING AND DRINKING PLACES	17,652,280

EDUCATIONAL SERVICES - 0.9%
28,697	*	American Public Education, Inc	1,337,280
57,200	*	Bridgepoint Education, Inc	1,405,976
269,651	*	Corinthian Colleges, Inc	4,743,161
7,205	*	Lincoln Educational Services Corp	182,287

		TOTAL EDUCATIONAL SERVICES	7,668,704

ELECTRIC, GAS, AND SANITARY SERVICES - 3.8%
188,339		Avista Corp	3,900,501
143,163		Black Hills Corp	4,344,997
13,630		California Water Service Group	512,624
19,420		Chesapeake Utilities Corp	578,716
64,319	*	El Paso Electric Co	1,324,971
2,269		Empire District Electric Co	40,887
15,900	*	Heritage-Crystal Clean, Inc	179,670
108,030		Idacorp, Inc	3,739,999
89,130		Laclede Group, Inc	3,005,464
100,630		Nicor, Inc	4,218,410
21,600		Northwest Natural Gas Co	1,006,560
12,800		South Jersey Industries, Inc	537,472
87,561		Southwest Gas Corp	2,619,825
62,203		UIL Holdings Corp	1,710,583
6,300	*	Waste Services, Inc	62,307
132,755		WGL Holdings, Inc	4,599,960

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	32,382,946

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.3%
70,800	*	Acme Packet, Inc	1,365,024
306,400	*	ADC Telecommunications, Inc	2,239,784
180,835	*	Amkor Technology, Inc	1,278,503
17,989		Applied Signal Technology, Inc	352,225
376,228	*	Arris Group, Inc	4,518,497
103,900	*	Atheros Communications, Inc	4,021,968
52,833		AZZ, Inc	1,788,397

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

181,425	*	Benchmark Electronics, Inc	$3,762,755
36,649	*	Calix Networks, Inc	492,929
10,057	*	Checkpoint Systems, Inc	222,461
82,065		CTS Corp	773,052
81,877		Cubic Corp	2,947,572
50,700	*	DDi Corp	287,469
79,500	*	Diodes, Inc	1,780,800
140,763	*	EnerSys	3,471,216
18,017	*	Exar Corp	127,020
106,125	*	GrafTech International Ltd	1,450,729
56,600	*	GSI Technology, Inc	263,756
247,293	*	GT Solar International, Inc	1,293,342
221,681	*	Harris Stratex Networks, Inc (Class A)	1,469,745
89,150	*	InterDigital, Inc	2,483,719
28,500	*	IXYS Corp	243,390
501,726	*	Lattice Semiconductor Corp	1,841,334
18,337	*	Loral Space & Communications, Inc	643,995
17,995	*	MaxLinear, Inc	319,411
54,700	*	MEMSIC, Inc	174,493
25,500	*	Microsemi Corp	442,170
103,209	*	Microtune, Inc	281,761
14,946	*	MIPS Technologies, Inc	66,659
53,222	*	Monolithic Power Systems, Inc	1,186,851
53,945	*	Multi-Fineline Electronix, Inc	1,389,623
8,933		National Presto Industries, Inc	1,062,223
10,326	*	NVE Corp	467,768
30,044	*	Omnivision Technologies, Inc	516,156
45,141	*	Oplink Communications, Inc	836,914
16,979	*	OSI Systems, Inc	476,261
40,997	*	Pericom Semiconductor Corp	439,078
122,100		Plantronics, Inc	3,819,288
83,017	*	Plexus Corp	2,991,103
68,055	*	Polycom, Inc	2,081,122
31,694	*	Powell Industries, Inc	1,031,006
13,900		Raven Industries, Inc	409,911
57,511		Regal-Beloit Corp	3,416,729
615,499	*	RF Micro Devices, Inc	3,065,185
34,090	*	Semtech Corp	594,189
179,750	*	Skyworks Solutions, Inc	2,804,100
95,278	*	Symmetricom, Inc	555,471
74,985	*	Synaptics, Inc	2,070,336
63,678	*	Tekelec	1,156,392
99,512	*	Tessera Technologies, Inc	2,018,103
360,700	*	Triquint Semiconductor, Inc	2,524,900
80,507	*	TTM Technologies, Inc	714,902
22,332	*	Universal Electronics, Inc	498,897
79,374	*	Volterra Semiconductor Corp	1,992,287
41,664	*	White Electronic Designs Corp	291,648

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	78,814,619

ENGINEERING AND MANAGEMENT SERVICES - 2.4%
26,036	*	Affymax, Inc	610,023

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

245,134	*	Ariad Pharmaceuticals, Inc	$833,456
186,878	*	Exelixis, Inc	1,134,349
19,929	*	Exponent, Inc	568,375
3,200	*	Furmanite Corp	16,608
71,900	*	Incyte Corp	1,003,724
40,900	*	Infinity Pharmaceuticals, Inc	249,490
149,300	*	Insmed, Inc	176,174
85,723	*	Isis Pharmaceuticals, Inc	936,095
7,073	*	Luminex Corp	119,039
43,991		MAXIMUS, Inc	2,680,372
35,500		MedQuist, Inc	277,255
29,858	*	Michael Baker Corp	1,029,504
45,772	*	Regeneron Pharmaceuticals, Inc	1,212,500
71,029	*	Repligen Corp	288,378
69,808	*	Savient Pharmaceuticals, Inc	1,008,726
3,200	*	Stanley, Inc	90,528
164,716	*	Tetra Tech, Inc	3,795,056
77,213		Towers Watson & Co	3,667,618
12,270		VSE Corp	505,033

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	20,202,303

FABRICATED METAL PRODUCTS - 0.9%
48,814	*	Chart Industries, Inc	976,280
19,735		CIRCOR International, Inc	655,399
14,800	*	Hawk Corp	288,600
13,900		Insteel Industries, Inc	148,591
70,200		Quanex Building Products Corp	1,160,406
15,462		Silgan Holdings, Inc	931,276
161,481		Sturm Ruger & Co, Inc	1,936,157
49,776		Watts Water Technologies, Inc (Class A)	1,546,043

		TOTAL FABRICATED METAL PRODUCTS	7,642,752

FISHERIES - 0.0%
36,681	*	HQ Sustainable Maritime Industries, Inc	220,086

		TOTAL FISHERIES	220,086

FOOD AND KINDRED PRODUCTS - 1.2%
74,175	*	Central Garden and Pet Co (Class A)	679,443
7,430		Coca-Cola Bottling Co Consolidated	435,844
6,396	*	Darling International, Inc	57,308
28,417		J&J Snack Foods Corp	1,235,287
41,800		Lancaster Colony Corp	2,464,528
9,974		Lance, Inc	230,699
36,800	*	Matrixx Initiatives, Inc	186,576
16,911		National Beverage Corp	188,050
17,937	*	Peet’s Coffee & Tea, Inc	711,202
66,800		Sanderson Farms, Inc	3,581,148

		TOTAL FOOD AND KINDRED PRODUCTS	9,770,085

FOOD STORES - 0.2%
7,143		Ingles Markets, Inc (Class A)	107,359
8,461		Village Super Market (Class A)	237,162

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

45,532		Weis Markets, Inc	$1,655,544

		TOTAL FOOD STORES	2,000,065

FURNITURE AND FIXTURES - 0.2%
30,627		Kimball International, Inc (Class B)	212,858
32,200	*	La-Z-Boy, Inc	403,788
41,133	*	Tempur-Pedic International, Inc	1,240,571

		TOTAL FURNITURE AND FIXTURES	1,857,217

FURNITURE AND HOME FURNISHINGS STORES - 0.0%
16,200	*	Tuesday Morning Corp	106,758

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	106,758

GENERAL BUILDING CONTRACTORS - 0.4%
12,000		Brookfield Homes Corp	104,880
13,623	*	Perini Corp	296,300
61,709		Ryland Group, Inc	1,384,750
347,227	*	Standard-Pacific Corp	1,569,466

		TOTAL GENERAL BUILDING CONTRACTORS	3,355,396

GENERAL MERCHANDISE STORES - 0.6%
48,295	*	99 Cents Only Stores	787,209
20,766		Casey’s General Stores, Inc	652,052
77,100		Dillard’s, Inc (Class A)	1,819,559
76,390	*	Retail Ventures, Inc	726,469
84,289	*	Stein Mart, Inc	761,130

		TOTAL GENERAL MERCHANDISE STORES	4,746,419

HEALTH SERVICES - 1.4%
51,200	*	Amedisys, Inc	2,827,263
16,400		America Service Group, Inc	263,876
180,111	*	Continucare Corp	666,411
25,100	*	Genomic Health, Inc	441,509
4,936	*	Genoptix, Inc	175,179
240,457	*	Healthsouth Corp	4,496,545
143,584	*	Immunomedics, Inc	476,699
59,700	*	Nektar Therapeutics	908,037
38,965	*	Nighthawk Radiology Holdings, Inc	123,909
81,487	*	Odyssey HealthCare, Inc	1,475,730

		TOTAL HEALTH SERVICES	11,855,158

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.3%
26,440	*	LB Foster Co (Class A)	763,852
82,743	*	Matrix Service Co	890,314
46,997	*	Sterling Construction Co, Inc	738,793

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,392,959

HOLDING AND OTHER INVESTMENT OFFICES - 6.7%
76,897		Agree Realty Corp	1,757,865
2,672		Alexander’s, Inc	799,275
132,407	*	Allied Capital Corp	658,063

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

44,780		Associated Estates Realty Corp	$617,516
69,700		BioMed Realty Trust, Inc	1,152,838
67,071		Capital Lease Funding, Inc	372,244
202,520		CBL & Associates Properties, Inc	2,774,524
35,800		Danvers Bancorp, Inc	495,114
115,806		Developers Diversified Realty Corp	1,409,359
19,700		EastGroup Properties, Inc	743,478
78,900		Equity Lifestyle Properties, Inc	4,251,133
60,988		Getty Realty Corp	1,427,119
22,000		Gladstone Commercial Corp	317,900
299,866		Glimcher Realty Trust	1,520,321
209,726		Hersha Hospitality Trust	1,086,381
149,692		Highwoods Properties, Inc	4,749,728
1,511		Investors Real Estate Trust	13,629
99,300		LaSalle Hotel Properties	2,313,690
70,924		Lexington Corporate Properties Trust	461,715
78,173		LTC Properties, Inc	2,115,361
246,600		Medical Properties Trust, Inc	2,584,368
148,954		MFA Mortgage Investments, Inc	1,096,301
54,871		Mid-America Apartment Communities, Inc	2,841,769
52,701		Mission West Properties, Inc	362,583
77,480		National Health Investors, Inc	3,003,125
758		National Retail Properties, Inc	17,305
187,452		Omega Healthcare Investors, Inc	3,653,439
53,082		Parkway Properties, Inc	996,880
138,300		Pennsylvania Real Estate Investment Trust	1,724,601
19,677		Potlatch Corp	689,482
55,411		PS Business Parks, Inc	2,958,947
84,188		Redwood Trust, Inc	1,298,179
35,980		Resource Capital Corp	243,225
27,170		Saul Centers, Inc	1,124,838
10,600		Sovran Self Storage, Inc	369,516
551		Sun Communities, Inc	13,885
42,999		Tanger Factory Outlet Centers, Inc	1,855,837
51,869		Urstadt Biddle Properties, Inc (Class A)	820,049
65,900		Washington Real Estate Investment Trust	2,013,245

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	56,704,827

HOTELS AND OTHER LODGING PLACES - 0.3%
155,765	*	Orient-Express Hotels Ltd (Class A)	2,208,748

		TOTAL HOTELS AND OTHER LODGING PLACES	2,208,748

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.0%
7,502		Aaon, Inc	169,695
8,934		Alamo Group, Inc	178,591
34,199	*	Altra Holdings, Inc	469,552
37,162		Ampco-Pittsburgh Corp	922,361
10,500	*	Bolt Technology Corp	118,755
94,977	*	Colfax Corp	1,117,879
44,989	*	Columbus McKinnon Corp	713,975
123,807	*	Cray, Inc	736,652
11,950	*	Emulex Corp	158,696

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

52,274	*	ENGlobal Corp	$144,799
104,764	*	EnPro Industries, Inc	3,046,537
210,837	*	Extreme Networks, Inc	647,270
36,000	*	Fortinet, Inc	632,880
14,100		Graham Corp	253,659
15,600		John Bean Technologies Corp	273,624
17,627		Nacco Industries, Inc (Class A)	1,307,042
47,268	*	Netgear, Inc	1,233,695
31,638		Nordson Corp	2,148,853
553,930	*	Quantum Corp	1,456,836
83,857	*	Riverbed Technology, Inc	2,381,539
9,500	*	Scansource, Inc	273,410
62,103	*	Sigma Designs, Inc	728,468
39,297		Standex International Corp	1,012,684
53,800	*	STEC, Inc	644,524
57,625	*	Super Micro Computer, Inc	995,760
41,213		Tennant Co	1,128,824
144,800	*	VeriFone Holdings, Inc	2,926,408

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,822,968

INSTRUMENTS AND RELATED PRODUCTS - 5.2%
8,200	*	Accuray, Inc	49,938
27,500	*	Align Technology, Inc	531,850
167,300	*	American Medical Systems Holdings, Inc	3,108,434
24,485		American Science & Engineering, Inc	1,834,416
216,100	*	Bruker BioSciences Corp	3,165,865
128,174		Cantel Medical Corp	2,544,254
1,209	*	Coherent, Inc	38,640
1,866	*	Conmed Corp	44,429
94,873	*	Cyberonics, Inc	1,817,767
5,905	*	Cynosure, Inc (Class A)	66,372
65,085	*	Depomed, Inc	231,052
314	*	Dionex Corp	23,481
34,060	*	DXP Enterprises, Inc	434,946
353,420		Eastman Kodak Co	2,046,302
8,800	*	Esterline Technologies Corp	434,984
100,000	*	ev3, Inc	1,586,000
85,022	*	Fossil, Inc	3,208,730
67,800	*	Haemonetics Corp	3,874,769
96,446	*	Hanger Orthopedic Group, Inc	1,753,388
39,473	*	ICU Medical, Inc	1,359,845
70,881		Invacare Corp	1,881,182
8,300	*	IRIS International, Inc	84,743
61,400	*	ISTA Pharmaceuticals, Inc	249,898
42,932	*	Kensey Nash Corp	1,012,766
98,979	*	Kopin Corp	366,222
12,400	*	LaBarge, Inc	137,020
17,056		Masimo Corp	452,837
27,382		Mine Safety Appliances Co	765,601
42,340		MTS Systems Corp	1,229,130
30,686	*	Orthofix International NV	1,116,357
149,700	*	RAE Systems, Inc	122,006

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,267	*	Sirona Dental Systems, Inc	$276,364
92,894		STERIS Corp	3,126,812
1,000	*	Symmetry Medical, Inc	10,040
24,345	*	Synovis Life Technologies, Inc	378,078
7,442	*	Teledyne Technologies, Inc	307,131
23,390	*	Thoratec Corp	782,396
74,426	*	Veeco Instruments, Inc	3,237,531
3,352	*	Zygo Corp	30,939

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	43,722,515

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
106,556	*	Crawford & Co (Class B)	433,683

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	433,683

INSURANCE CARRIERS - 4.3%
8,300	*	American Safety Insurance Holdings Ltd	137,697
85,037		Argo Group International Holdings Ltd	2,771,356
43,118		Assured Guaranty Ltd	947,302
43,700	*	Catalyst Health Solutions, Inc	1,808,306
140,688	*	Centene Corp	3,382,139
73,891	*	CNA Surety Corp	1,314,521
400,592	*	Conseco, Inc	2,491,682
49,100		FBL Financial Group, Inc (Class A)	1,201,968
73,067		Flagstone Reinsurance Holdings Ltd	837,348
51,387	*	Hallmark Financial Services	462,483
2,798	*	Healthspring, Inc	49,245
128,625		Horace Mann Educators Corp	1,937,093
81,974		Maiden Holdings Ltd	605,788
87,076		Max Re Capital Ltd	2,001,877
203,975		Meadowbrook Insurance Group, Inc	1,611,403
103,900	*	Metropolitan Health Networks, Inc	335,597
360,604	*	MGIC Investment Corp	3,955,825
79,093	*	Molina Healthcare, Inc	1,990,771
88,800		Montpelier Re Holdings Ltd	1,492,728
2,300		National Interstate Corp	47,633
24,638		Platinum Underwriters Holdings Ltd	913,577
50,519	*	PMA Capital Corp (Class A)	310,187
156,100	*	PMI Group, Inc	846,062
9,468	*	Primerica, Inc	142,020
620	*	ProAssurance Corp	36,295
43,289		SeaBright Insurance Holdings, Inc	476,612
67,400		Selective Insurance Group, Inc	1,118,840
7,635		State Auto Financial Corp	137,048
13,300		Tower Group, Inc	294,861
57,957	*	Triple-S Management Corp (Class B)	1,028,737
73,800	*	WellCare Health Plans, Inc	2,199,240

		TOTAL INSURANCE CARRIERS	36,886,241

LEATHER AND LEATHER PRODUCTS - 0.5%
39,402	*	Steven Madden Ltd	1,922,818
42,600	*	Timberland Co (Class A)	909,084

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

52,058		Wolverine World Wide, Inc	$1,518,011

		TOTAL LEATHER AND LEATHER PRODUCTS	4,349,913

LEGAL SERVICES - 0.1%
21,815	*	Pre-Paid Legal Services, Inc	825,698

		TOTAL LEGAL SERVICES	825,698

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.2%
28,410	*	Emergency Medical Services Corp (Class A)	1,606,586

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,606,586

METAL MINING - 0.7%
62,029	*	Coeur d’Alene Mines Corp	929,194
146,600	*	Hecla Mining Co	801,902
129,700	*	Patriot Coal Corp	2,653,662
20,167	*	Rosetta Resources, Inc	474,933
62,700	*	Stillwater Mining Co	813,846

		TOTAL METAL MINING	5,673,537

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
26,606		Blyth, Inc	831,438
78,102	*	Jakks Pacific, Inc	1,019,231
9,500	*	RC2 Corp	142,215

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,992,884

MISCELLANEOUS RETAIL - 2.5%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	278,351
27,100		Books-A-Million, Inc	196,204
48,320	*	Cabela’s, Inc	845,117
50,537		Cash America International, Inc	1,995,201
131,253	*	Ezcorp, Inc (Class A)	2,703,812
103,300	*	HSN, Inc	3,041,152
101,822	*	Jo-Ann Stores, Inc	4,274,487
75,880	*	Kirkland’s, Inc	1,593,480
30,700	*	OfficeMax, Inc	504,094
22,900	*	Overstock.com, Inc	372,125
31,535	*	PC Connection, Inc	195,517
59,500	*	Shutterfly, Inc	1,433,355
143,203		World Fuel Services Corp	3,814,928

		TOTAL MISCELLANEOUS RETAIL	21,247,823

MOTION PICTURES - 0.2%
3,500	*	Ascent Media Corp (Series A)	95,375
26,800	*	Carmike Cinemas, Inc	371,716
53,085		Cinemark Holdings, Inc	973,579
17,303		National CineMedia, Inc	298,650

		TOTAL MOTION PICTURES	1,739,320

NONDEPOSITORY INSTITUTIONS - 1.4%
133,600		Advance America Cash Advance Centers, Inc	777,552
111,388		Apollo Investment Corp	1,417,969
94,015		Ares Capital Corp	1,395,183

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,254		BlackRock Kelso Capital Corp	$72,250
203,763	*	Boise, Inc	1,249,067
34,562	*	Doral Financial Corp	148,962
15,000		Hercules Technology Growth Capital, Inc	158,850
25,600		Kohlberg Capital Corp	144,896
7,291		NGP Capital Resources Co	62,119
170,015	*	PHH Corp	4,007,254
64,600	*	World Acceptance Corp	2,330,768

		TOTAL NONDEPOSITORY INSTITUTIONS	11,764,870

OIL AND GAS EXTRACTION - 3.4%
24,207	*	Approach Resources, Inc	219,800
6,300	*	Arena Resources, Inc	210,420
17,200		Atlas America, Inc	535,264
48,774	*	Basic Energy Services, Inc	376,048
54,000		Berry Petroleum Co (Class A)	1,520,640
65,203	*	Bill Barrett Corp	2,002,384
221,365	*	Cal Dive International, Inc	1,622,605
55,864	*	Cobalt International Energy, Inc	759,750
211,406	*	Complete Production Services, Inc	2,441,739
32,212	*	Contango Oil & Gas Co	1,647,644
42,901	*	Dawson Geophysical Co	1,254,425
188,890	*	Endeavour International Corp	239,890
8,615	*	Geokinetics, Inc	62,114
4,500	*	Gulfport Energy Corp	50,580
407,600	*	Hercules Offshore, Inc	1,756,756
86,913	*	Key Energy Services, Inc	830,019
134,117	*	McMoRan Exploration Co	1,962,132
13,017		Penn Virginia Corp	318,917
34,900	*	Petroleum Development Corp	808,633
203,088	*	Pioneer Drilling Co	1,429,740
82,803	*	Stone Energy Corp	1,469,753
25,500	*	Swift Energy Co	783,870
42,921	*	Tetra Technologies, Inc	524,495
42,200	*	TGC Industries, Inc	170,488
23,676	*	Union Drilling, Inc	145,844
250,839		Vaalco Energy, Inc	1,239,145
151,248	*	Venoco, Inc	1,940,512
178,537	*	Willbros Group, Inc	2,144,229

		TOTAL OIL AND GAS EXTRACTION	28,467,836

PAPER AND ALLIED PRODUCTS - 1.0%
29,800	*	Domtar Corporation	1,919,418
173,534		Glatfelter	2,514,508
88,700	*	Kapstone Paper and Packaging Corp	1,052,869
54,423		Rock-Tenn Co (Class A)	2,480,056
77,102		Wausau Paper Corp	658,451

		TOTAL PAPER AND ALLIED PRODUCTS	8,625,302

PERSONAL SERVICES - 0.2%
25,500	*	Steiner Leisure Ltd	1,130,160

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

18,294		Unifirst Corp	$942,141

		TOTAL PERSONAL SERVICES	2,072,301

PETROLEUM AND COAL PRODUCTS - 0.3%
32,400		Alon USA Energy, Inc	234,900
353,583	*	Gran Tierra Energy, Inc	2,086,140

		TOTAL PETROLEUM AND COAL PRODUCTS	2,321,040

PRIMARY METAL INDUSTRIES - 0.7%
105,139		Belden CDT, Inc	2,887,117
5,037	*	Horsehead Holding Corp	59,638
37,573		Mueller Industries, Inc	1,006,581
19,264		Tredegar Corp	329,029
96,000		Worthington Industries, Inc	1,659,840

		TOTAL PRIMARY METAL INDUSTRIES	5,942,205

PRINTING AND PUBLISHING - 0.6%
36,500	*	Consolidated Graphics, Inc	1,511,465
135,106	*	EW Scripps Co (Class A)	1,141,646
119,533		Journal Communications, Inc (Class A)	502,039
68,392		Scholastic Corp	1,914,975

		TOTAL PRINTING AND PUBLISHING	5,070,125

REAL ESTATE - 0.1%
42,168		DuPont Fabros Technology, Inc	910,407
2,500		Government Properties Income Trust	65,025
1		Stewart Enterprises, Inc (Class A)	6

		TOTAL REAL ESTATE	975,438

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.2%
89,236		A. Schulman, Inc	2,183,605
14,732	*	AEP Industries, Inc	383,327
171,300		Cooper Tire & Rubber Co	3,258,126
16,900	*	Deckers Outdoor Corp	2,332,200
12,500	*	Skechers U.S.A., Inc (Class A)	454,000
25,300		Tupperware Corp	1,219,966

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	9,831,224

SECURITY AND COMMODITY BROKERS - 1.7%
371,917	*	Broadpoint Securities Group, Inc	1,487,668
36,783		Calamos Asset Management, Inc (Class A)	527,468
35,164		Duff & Phelps Corp	588,645
2,863,995	*	E*Trade Financial Corp	4,725,592
44,300		Evercore Partners, Inc (Class A)	1,329,000
4,576		Fifth Street Finance Corp	53,127
19,700		GAMCO Investors, Inc (Class A)	896,350
165,287	*	Knight Capital Group, Inc (Class A)	2,520,627
6,261		Oppenheimer Holdings, Inc	159,718
19,400	*	Piper Jaffray Cos	781,820
11,650	*	Stifel Financial Corp	626,188
80,513		SWS Group, Inc	928,315

		TOTAL SECURITY AND COMMODITY BROKERS	14,624,518

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SOCIAL SERVICES - 0.0%
2,613	*	Res-Care, Inc	$31,330

		TOTAL SOCIAL SERVICES	31,330

SPECIAL TRADE CONTRACTORS - 1.2%
89,835	*	AsiaInfo Holdings, Inc	2,378,831
142,522		Comfort Systems USA, Inc	1,780,100
114,064	*	Dycom Industries, Inc	1,000,341
190,170	*	EMCOR Group, Inc	4,683,887

		TOTAL SPECIAL TRADE CONTRACTORS	9,843,159

STONE, CLAY, AND GLASS PRODUCTS - 0.2%
85,600		Apogee Enterprises, Inc	1,353,336
4,822	*	Cabot Microelectronics Corp	182,416
3,967		CARBO Ceramics, Inc	247,303

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,783,055

TEXTILE MILL PRODUCTS - 0.2%
83,700		Oxford Industries, Inc	1,701,621

		TOTAL TEXTILE MILL PRODUCTS	1,701,621

TRANSPORTATION BY AIR - 1.9%
117,200	*	Air Transport Services Group, Inc	394,964
139,600	*	Airtran Holdings, Inc	709,168
50,374	*	Alaska Air Group, Inc	2,076,920
49,841	*	Allegiant Travel Co	2,883,800
55,000	*	Atlas Air Worldwide Holdings, Inc	2,917,750
246,328	*	Hawaiian Holdings, Inc	1,815,437
49,581	*	JetBlue Airways Corp	276,662
1,020	*	PHI, Inc	21,604
269,200	*	UAL Corp	5,262,860

		TOTAL TRANSPORTATION BY AIR	16,359,165

TRANSPORTATION EQUIPMENT - 3.2%
78,346		A.O. Smith Corp	4,118,650
19,900		American Railcar Industries, Inc	241,984
160,681	*	ArvinMeritor, Inc	2,145,091
48,986	*	ATC Technology Corp	840,600
56,592		Brunswick Corp	903,774
18,165	*	Dana Holding Corp	215,800
361,852	*	Force Protection, Inc	2,178,349
550		Freightcar America, Inc	13,288
361,675	*	GenCorp, Inc	2,083,248
48,784		Kaman Corp	1,220,088
12,800	*	Lear Corp	1,015,680
14,200	*	LMI Aerospace, Inc	263,836
217,536	*	Orbital Sciences Corp	4,135,360
24,400		Polaris Industries, Inc	1,248,304
44,119		Spartan Motors, Inc	247,066
162,319		Standard Motor Products, Inc	1,610,204

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

110,800	*	Tenneco, Inc	$2,620,420
25,385		Triumph Group, Inc	1,779,235

		TOTAL TRANSPORTATION EQUIPMENT	26,880,977

TRANSPORTATION SERVICES - 0.3%
16,749	*	Dynamex, Inc	288,083
95,277	*	Hub Group, Inc (Class A)	2,665,850

		TOTAL TRANSPORTATION SERVICES	2,953,933

TRUCKING AND WAREHOUSING - 0.5%
32,900		Heartland Express, Inc	542,850
51,929	*	Marten Transport Ltd	1,023,521
16,900	*	USA Truck, Inc	273,104
105,500		Werner Enterprises, Inc	2,444,435

		TOTAL TRUCKING AND WAREHOUSING	4,283,910

WATER TRANSPORTATION - 0.4%
2,359	*	American Commercial Lines, Inc	59,211
79,900	*	Genco Shipping & Trading Ltd	1,686,689
8,632		International Shipholding Corp	253,694
88,500		Ship Finance International Ltd	1,571,760
12,900	*	Ultrapetrol Bahamas Ltd	70,821

		TOTAL WATER TRANSPORTATION	3,642,175

WHOLESALE TRADE-DURABLE GOODS - 1.4%
85,239		Agilysys, Inc	952,120
48,019		Applied Industrial Technologies, Inc	1,193,272
652	*	Beacon Roofing Supply, Inc	12,473
3,029	*	Chindex International, Inc	35,772
72,436	*	Insight Enterprises, Inc	1,040,181
23,926	*	MWI Veterinary Supply, Inc	966,610
87,236		Owens & Minor, Inc	4,046,879
163,216	*	PSS World Medical, Inc	3,837,208

		TOTAL WHOLESALE TRADE-DURABLE GOODS	12,084,515

WHOLESALE TRADE-NONDURABLE GOODS - 1.5%
27,636		Andersons, Inc	925,253
60,300	*	BioScrip, Inc	481,194
61,520	*	Clearwater Paper Corp	3,029,860
21,834	*	Core-Mark Holding Co, Inc	668,339
31,727	*	LSB Industries, Inc	483,519
79,318		Nu Skin Enterprises, Inc (Class A)	2,308,154
3,677		Spartan Stores, Inc	53,022
27,700		Tractor Supply Co	1,607,985
59,512	*	United Stationers, Inc	3,502,282

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	13,059,608

		TOTAL COMMON STOCKS	847,184,652

		(Cost $741,337,752)

		TOTAL INVESTMENTS - 99.8%	847,184,652

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	VALUE

	(Cost $741,337,752)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	$1,558,378

	NET ASSETS - 100.0%	$848,743,030

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AGRICULTURAL SERVICES - 0.0%
7,559	*	VCA Antech, Inc	$211,879

		TOTAL AGRICULTURAL SERVICES	211,879

AMUSEMENT AND RECREATION SERVICES - 0.1%
30,043	*	Electronic Arts, Inc	560,602
831	*	Warner Music Group Corp	5,742
4,704	*	WMS Industries, Inc	197,286

		TOTAL AMUSEMENT AND RECREATION SERVICES	763,630

APPAREL AND ACCESSORY STORES - 1.0%
3,732		Abercrombie & Fitch Co (Class A)	170,328
8,644	*	Aeropostale, Inc	249,207
15,309		American Eagle Outfitters, Inc	283,523
15,106		Chico’s FAS, Inc	217,829
6,960		Foot Locker, Inc	104,678
39,354		Gap, Inc	909,471
26,173	*	Kohl’s Corp	1,433,756
16,670		Limited Brands, Inc	410,415
15,282		Nordstrom, Inc	624,270
11,665		Ross Stores, Inc	623,728
11,655	*	Urban Outfitters, Inc	443,240

		TOTAL APPAREL AND ACCESSORY STORES	5,470,445

APPAREL AND OTHER TEXTILE PRODUCTS - 0.7%
5,534		Guess ?, Inc	259,987
8,813	*	Hanesbrands, Inc	245,178
33,213		Nike, Inc (Class B)	2,441,156
3,217		Phillips-Van Heusen Corp	184,527
4,782		Polo Ralph Lauren Corp (Class A)	406,661
1,858		VF Corp	148,919

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,686,428

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.4%
8,651		Advance Auto Parts	362,650
574	*	Autonation, Inc	10,378
2,707	*	Autozone, Inc	468,555
14,755	*	Carmax, Inc	370,646
5,896	*	Copart, Inc	209,898
12,483	*	O’Reilly Automotive, Inc	520,665
1,269	*	Penske Auto Group, Inc	18,299

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,961,091

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.4%
12,364		Fastenal Co	$593,348
10,422		Home Depot, Inc	337,152
42,614		Lowe’s Cos, Inc	1,032,963

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,963,463

BUSINESS SERVICES - 13.8%
4,578		Aaron Rents, Inc	152,631
29,366		Activision Blizzard, Inc	354,154
48,373	*	Adobe Systems, Inc	1,710,953
15,734	*	Akamai Technologies, Inc	494,205
4,781	*	Alliance Data Systems Corp	305,936
3,078	*	Amdocs Ltd	92,679
8,013	*	Ansys, Inc	345,681
14,479	*	Autodesk, Inc	425,972
46,176		Automatic Data Processing, Inc	2,053,447
17,001	*	BMC Software, Inc	646,038
4,554		Brink’s Co	128,559
4,258	*	Brink’s Home Security Holdings, Inc	181,178
27,824		CA, Inc	653,029
24,957	*	Cadence Design Systems, Inc	166,214
6,164	*	Cerner Corp	524,310
16,646	*	Citrix Systems, Inc	790,186
26,839	*	Cognizant Technology Solutions Corp (Class A)	1,368,252
1,046	*	Convergys Corp	12,824
3,050		DST Systems, Inc	126,423
24,263	*	eBay, Inc	653,888
9,378		Equifax, Inc	335,732
15,063		Expedia, Inc	375,972
7,213	*	F5 Networks, Inc	443,672
3,930		Factset Research Systems, Inc	288,344
18,355		Fidelity National Information Services, Inc	430,241
14,252	*	Fiserv, Inc	723,432
22,016	*	Google, Inc (Class A)	12,483,291
4,493	*	IHS, Inc (Class A)	240,241
1,553		Interactive Data Corp	49,696
29,686	*	Intuit, Inc	1,019,417
16,137		Iron Mountain, Inc	442,154
48,011	*	Juniper Networks, Inc	1,472,977
7,830		Mastercard, Inc (Class A)	1,988,820
14,275	*	McAfee, Inc	572,856
708,313		Microsoft Corp	20,732,321
7,337	*	Monster Worldwide, Inc	121,868
17,646		Moody’s Corp	524,969
14,974	*	NCR Corp	206,641
3,562	*	NetFlix, Inc	262,662
12,861	*	Novell, Inc	77,037
18,688	*	Nuance Communications, Inc	310,968
28,567		Omnicom Group, Inc	1,108,685
351,285		Oracle Corp	9,024,511
17,306	*	Red Hat, Inc	506,547
13,884		Robert Half International, Inc	422,490
10,070	*	Salesforce.com, Inc	749,712

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,709	*	Sohu.com, Inc	$147,911
7,753	*	Sybase, Inc	361,445
75,324	*	Symantec Corp	1,274,482
8,174	*	Synopsys, Inc	182,852
10,138		Total System Services, Inc	158,761
17,973	*	VeriSign, Inc	467,478
41,303		Visa, Inc (Class A)	3,759,812
4,579	*	VMware, Inc (Class A)	244,061
4,904	*	WebMD Health Corp (Class A)	227,448
102,057	*	Yahoo!, Inc	1,687,002

		TOTAL BUSINESS SERVICES	74,613,067

CHEMICALS AND ALLIED PRODUCTS - 15.1%
142,036		Abbott Laboratories	7,482,456
662	*	Abraxis Bioscience, Inc	34,259
6,650		Air Products & Chemicals, Inc	491,768
531		Albemarle Corp	22,637
6,709		Alberto-Culver Co	175,440
8,011	*	Alexion Pharmaceuticals, Inc	435,558
93,044	*	Amgen, Inc	5,560,309
1,740		Avery Dennison Corp	63,353
39,180		Avon Products, Inc	1,327,027
24,629	*	Biogen Idec, Inc	1,412,719
9,147	*	BioMarin Pharmaceuticals, Inc	213,765
87,145		Bristol-Myers Squibb Co	2,326,772
14,225		Celanese Corp (Series A)	453,066
42,309	*	Celgene Corp	2,621,466
6,671	*	Cephalon, Inc	452,160
3,679		CF Industries Holdings, Inc	335,451
4,215	*	Charles River Laboratories International, Inc	165,692
6,435		Church & Dwight Co, Inc	430,823
11,378		Clorox Co	729,785
45,915		Colgate-Palmolive Co	3,914,713
12,242	*	Dendreon Corp	446,466
27,968		Du Pont (E.I.) de Nemours & Co	1,041,528
21,759		Ecolab, Inc	956,308
48,808		Eli Lilly & Co	1,767,826
10,334		Estee Lauder Cos (Class A)	670,367
5,704		FMC Corp	345,320
24,798	*	Genzyme Corp	1,285,280
83,303	*	Gilead Sciences, Inc	3,788,620
14,806	*	Hospira, Inc	838,760
5,316	*	Idexx Laboratories, Inc	305,936
6,648		International Flavors & Fragrances, Inc	316,910
3,447	*	Inverness Medical Innovations, Inc	134,261
196,012		Johnson & Johnson	12,779,981
14,225	*	Life Technologies Corp	743,541
5,532		Lubrizol Corp	507,395
108,471		Merck & Co, Inc	4,051,392
50,157		Monsanto Co	3,582,213
14,590		Mosaic Co	886,634
19,887	*	Mylan Laboratories, Inc	451,634

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,807		Nalco Holding Co	$311,594
3,419	*	NBTY, Inc	164,044
5,250	*	OSI Pharmaceuticals, Inc	312,638
9,524	*	Pactiv Corp	239,814
7,487		Perrigo Co	439,637
28,275		Praxair, Inc	2,346,825
175,462		Procter & Gamble Co	11,101,481
5,569		RPM International, Inc	118,842
4,053		Scotts Miracle-Gro Co (Class A)	187,857
7,799		Sherwin-Williams Co	527,836
11,368		Sigma-Aldrich Corp	610,007
4,494	*	United Therapeutics Corp	248,653
6,106	*	Valeant Pharmaceuticals International	262,008
17,991	*	Vertex Pharmaceuticals, Inc	735,292

		TOTAL CHEMICALS AND ALLIED PRODUCTS	81,156,119

COAL MINING - 0.5%
11,234	*	Alpha Natural Resources, Inc	560,464
16,516		Consol Energy, Inc	704,573
7,092		Massey Energy Co	370,841
24,512		Peabody Energy Corp	1,120,198

		TOTAL COAL MINING	2,756,076

COMMUNICATIONS - 1.0%
36,597	*	American Tower Corp (Class A)	1,559,398
19,341		Comcast Corp (Class A)	363,998
9,660	*	Crown Castle International Corp	369,302
3,868		CTC Media, Inc	66,607
42,700	*	DIRECTV	1,443,687
3,525	*	Equinix, Inc	343,124
13,160		Frontier Communications Corp	97,910
7,292		Global Payments, Inc	332,151
3,946	*	IAC/InterActiveCorp	89,732
3,619	*	Leap Wireless International, Inc	59,207
21,942	*	MetroPCS Communications, Inc	155,349
6,792	*	NeuStar, Inc (Class A)	171,158
742	*	NII Holdings, Inc (Class B)	30,912
10,806	*	SBA Communications Corp (Class A)	389,772
18,292		Windstream Corp	199,200

		TOTAL COMMUNICATIONS	5,671,507

DEPOSITORY INSTITUTIONS - 1.3%
22,679		Bank of New York Mellon Corp	700,328
623		BOK Financial Corp	32,670
1,752		Capitol Federal Financial	65,630
2,239		Commerce Bancshares, Inc	92,112
23,268		Hudson City Bancorp, Inc	329,475
22,143		Northern Trust Corp	1,223,622
24,200		State Street Corp	1,092,388
882		TFS Financial Corp	11,775
70,398		Wells Fargo & Co	2,190,785

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

64,336		Western Union Co	$1,091,139

		TOTAL DEPOSITORY INSTITUTIONS	6,829,924

EATING AND DRINKING PLACES - 2.1%
8,922		Brinker International, Inc	172,016
9,646		Burger King Holdings, Inc	205,074
2,883	*	Chipotle Mexican Grill, Inc (Class A)	324,828
12,776		Darden Restaurants, Inc	569,043
101,393		McDonald’s Corp	6,764,940
68,173	*	Starbucks Corp	1,654,559
15,851		Wendy’s/Arby’s Group, Inc (Class A)	79,255
42,299		Yum! Brands, Inc	1,621,321

		TOTAL EATING AND DRINKING PLACES	11,391,036

EDUCATIONAL SERVICES - 0.4%
12,162	*	Apollo Group, Inc (Class A)	745,410
6,127	*	Career Education Corp	193,858
5,739		DeVry, Inc	374,183
1,266	*	Education Management Corp	27,725
3,258	*	ITT Educational Services, Inc	366,460
1,289		Strayer Education, Inc	313,897

		TOTAL EDUCATIONAL SERVICES	2,021,533

ELECTRIC, GAS, AND SANITARY SERVICES - 1.2%
49,538	*	AES Corp	544,918
9,123		Allegheny Energy, Inc	209,829
695		American Water Works Co, Inc	15,123
15,426	*	Calpine Corp	183,415
29,572		Centerpoint Energy, Inc	424,654
14,116		Constellation Energy Group, Inc	495,613
1,153		DPL, Inc	31,350
17,627		El Paso Corp	191,077
5,077		Exelon Corp	222,423
5,111		FPL Group, Inc	247,015
1,329		Integrys Energy Group, Inc	62,968
4,812		ITC Holdings Corp	264,660
9,405		NV Energy, Inc	115,964
1,608		Ormat Technologies, Inc	45,249
34,565		PPL Corp	957,796
9,689		Republic Services, Inc	281,175
7,626	*	Stericycle, Inc	415,617
5,445	*	Waste Connections, Inc	184,912
40,486		Waste Management, Inc	1,393,933

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,287,691

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.0%
1,731	*	A123 Systems, Inc	23,784
26,940	*	Advanced Micro Devices, Inc	249,734
26,945		Altera Corp	655,033
9,694		Ametek, Inc	401,913
15,911		Amphenol Corp (Class A)	671,285
27,258		Analog Devices, Inc	785,576
81,988	*	Apple Computer, Inc	19,261,440

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,353	*	Avnet, Inc	$130,590
853		AVX Corp	12,113
45,680		Broadcom Corp (Class A)	1,515,662
1,037	*	Ciena Corp	15,804
530,084	*	Cisco Systems, Inc	13,798,086
9,426	*	Cree, Inc	661,894
12,657	*	Cypress Semiconductor Corp	145,556
157,671	*	Dell, Inc	2,366,642
5,078	*	Dolby Laboratories, Inc (Class A)	297,926
5,452	*	Energizer Holdings, Inc	342,168
4,739	*	First Solar, Inc	581,238
3,683		Harman International Industries, Inc	172,291
9,362		Harris Corp	444,601
170,117		Hewlett-Packard Co	9,041,718
3,593	*	Integrated Device Technology, Inc	22,025
317,477		Intel Corp	7,067,038
2,619	*	International Rectifier Corp	59,975
5,001		Intersil Corp (Class A)	73,815
9,949	*	JDS Uniphase Corp	124,661
20,073		Linear Technology Corp	567,664
42,783	*	Marvell Technology Group Ltd	871,918
23,956		Maxim Integrated Products, Inc	464,507
20,265	*	MEMC Electronic Materials, Inc	310,662
15,335		Microchip Technology, Inc	431,834
14,270	*	Micron Technology, Inc	148,265
1,468		Molex, Inc	30,622
12,092	*	Motorola, Inc	84,886
21,496		National Semiconductor Corp	310,617
30,590	*	NetApp, Inc	996,010
5,120	*	Novellus Systems, Inc	128,000
50,476	*	Nvidia Corp	877,273
38,565	*	ON Semiconductor Corp	308,520
10,643	*	QLogic Corp	216,053
152,110		Qualcomm, Inc	6,387,099
9,857	*	Rambus, Inc	215,375
10,321	*	SanDisk Corp	357,416
4,068	*	Silicon Laboratories, Inc	193,922
9,177	*	Sunpower Corp (Class A)	173,445
1,687		Teleflex, Inc	108,086
117,033		Texas Instruments, Inc	2,863,798
1,365	*	Thomas & Betts Corp	53,563
6,948	*	Varian Semiconductor Equipment Associates, Inc	230,118
3,268	*	Vishay Intertechnology, Inc	33,432
25,191		Xilinx, Inc	642,371

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	75,928,024

ENGINEERING AND MANAGEMENT SERVICES - 0.9%
8,748	*	Aecom Technology Corp	248,181
12,736	*	Amylin Pharmaceuticals, Inc	286,433
16,443		Fluor Corp	764,764
6,076	*	Genpact Ltd	101,895
4,703	*	Gen-Probe, Inc	235,150

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,599	*	Hewitt Associates, Inc (Class A)	$302,288
11,345	*	Jacobs Engineering Group, Inc	512,681
20,792	*	McDermott International, Inc	559,721
9,265	*	Myriad Genetics, Inc	222,823
29,601		Paychex, Inc	908,750
27,506	*	SAIC, Inc	486,856
6,045	*	Shaw Group, Inc	208,069
881	*	URS Corp	43,706

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,881,317

FABRICATED METAL PRODUCTS - 0.2%
3,105	*	Alliant Techsystems, Inc	252,437
5,668		Ball Corp	302,558
2,087		Crane Co	74,089
14,688	*	Crown Holdings, Inc	395,987
2,245		Pentair, Inc	79,967
1,300		Snap-On, Inc	56,342
1,959		Valmont Industries, Inc	162,264

		TOTAL FABRICATED METAL PRODUCTS	1,323,644

FOOD AND KINDRED PRODUCTS - 5.0%
32,948		Archer Daniels Midland Co	952,197
12,287		Campbell Soup Co	434,345
167,227		Coca-Cola Co	9,197,485
24,450		Coca-Cola Enterprises, Inc	676,287
5,870		Flowers Foods, Inc	145,224
12,456		General Mills, Inc	881,760
23,398		H.J. Heinz Co	1,067,183
6,228	*	Hansen Natural Corp	270,171
8,288		Hershey Co	354,809
623		Hormel Foods Corp	26,172
23,359		Kellogg Co	1,248,071
23,588		Kraft Foods, Inc (Class A)	713,301
11,734		McCormick & Co, Inc	450,116
9,424		Mead Johnson Nutrition Co	490,331
895		Molson Coors Brewing Co (Class B)	37,644
148,541		PepsiCo, Inc	9,827,473
15,773		Sara Lee Corp	219,718
740	*	Smithfield Foods, Inc	15,348

		TOTAL FOOD AND KINDRED PRODUCTS	27,007,635

FOOD STORES - 0.3%
50,542		Kroger Co	1,094,740
2,553	*	Panera Bread Co (Class A)	195,279
10,121	*	Whole Foods Market, Inc	365,874

		TOTAL FOOD STORES	1,655,893

FORESTRY - 0.0%
3,333		Rayonier, Inc	151,418

		TOTAL FORESTRY	151,418

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND FIXTURES - 0.1%
2,063		Hill-Rom Holdings, Inc	$56,134
2,220	*	Kinetic Concepts, Inc	106,138
9,096		Leggett & Platt, Inc	196,837
15,072		Masco Corp	233,918

		TOTAL FURNITURE AND FIXTURES	593,027

FURNITURE AND HOME FURNISHINGS STORES - 0.3%
24,368	*	Bed Bath & Beyond, Inc	1,066,344
13,327	*	GameStop Corp (Class A)	291,995
1,305		RadioShack Corp	29,532
3,139		Williams-Sonoma, Inc	82,524

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,470,395

GENERAL BUILDING CONTRACTORS - 0.0%
283		KB Home	4,740
1,178		MDC Holdings, Inc	40,771
83	*	NVR, Inc	60,299
4,611	*	Pulte Homes, Inc	51,874

		TOTAL GENERAL BUILDING CONTRACTORS	157,684

GENERAL MERCHANDISE STORES - 3.6%
774	*	Big Lots, Inc	28,189
792	*	BJ’s Wholesale Club, Inc	29,296
39,892		Costco Wholesale Corp	2,381,951
2,025	*	Dollar General Corp	51,131
12,723		Family Dollar Stores, Inc	465,789
69,120		Target Corp	3,635,712
37,893		TJX Companies, Inc	1,611,210
203,175		Wal-Mart Stores, Inc	11,296,531

		TOTAL GENERAL MERCHANDISE STORES	19,499,809

HEALTH SERVICES - 2.1%
22,990		AmerisourceBergen Corp	664,871
4,276	*	Community Health Systems, Inc	157,913
5,868	*	Covance, Inc	360,237
3,491	*	Coventry Health Care, Inc	86,298
9,483	*	DaVita, Inc	601,222
5,152	*	Edwards Lifesciences Corp	509,430
25,224	*	Express Scripts, Inc	2,566,794
23,955	*	Health Management Associates, Inc (Class A)	206,013
9,925	*	Laboratory Corp of America Holdings	751,422
5,449	*	Lincare Holdings, Inc	244,551
12,470		McKesson Corp	819,528
44,333	*	Medco Health Solutions, Inc	2,862,138
4,985		Omnicare, Inc	141,026
1,323	*	Pediatrix Medical Group, Inc	76,985
9,256		Pharmaceutical Product Development, Inc	219,830
14,294		Quest Diagnostics, Inc	833,197
28,259	*	Tenet Healthcare Corp	161,641

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

550		Universal Health Services, Inc (Class B)	$19,300

		TOTAL HEALTH SERVICES	11,282,396

HOLDING AND OTHER INVESTMENT OFFICES - 1.3%
3,682	*	Affiliated Managers Group, Inc	290,878
1,088		Alexandria Real Estate Equities, Inc	73,549
7,001		Digital Realty Trust, Inc	379,454
790		Federal Realty Investment Trust	57,520
10,188		HCP, Inc	336,204
5,740		Health Care REIT, Inc	259,620
63,403		iShares Russell 1000 Growth Index Fund	3,293,785
7,388		Nationwide Health Properties, Inc	259,688
609		Piedmont Office Realty Trust, Inc	12,089
5,314		Plum Creek Timber Co, Inc	206,768
12,387		Public Storage, Inc	1,139,480
9,419		Simon Property Group, Inc	790,254
5,043		WABCO Holdings, Inc	150,887

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,250,176

HOTELS AND OTHER LODGING PLACES - 0.3%
759		Choice Hotels International, Inc	26,421
2,508	*	Hyatt Hotels Corp	97,712
20,444	*	Las Vegas Sands Corp	432,391
13,168		Marriott International, Inc (Class A)	415,055
7,660	*	MGM Mirage	91,920
2,659		Starwood Hotels & Resorts Worldwide, Inc	124,016
6,858		Wyndham Worldwide Corp	176,456

		TOTAL HOTELS AND OTHER LODGING PLACES	1,363,971

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.2%
63,815		3M Co	5,333,021
13,271	*	Brocade Communications Systems, Inc	75,777
1,468		Bucyrus International, Inc (Class A)	96,873
1,282		Carlisle Cos, Inc	48,844
27,587		Caterpillar, Inc	1,733,843
6,148		Cummins, Inc	380,869
9,768		Deere & Co	580,805
5,271		Diebold, Inc	167,407
7,112		Donaldson Co, Inc	320,893
12,269		Dover Corp	573,576
7,352	*	Dresser-Rand Group, Inc	231,000
19,211	*	EMC Corp	346,566
69,064		Emerson Electric Co	3,476,682
5,291		Flowserve Corp	583,439
11,557	*	FMC Technologies, Inc	746,929
2,357		Graco, Inc	75,424
4,533		IDEX Corp	150,042
121,441		International Business Machines Corp	15,574,809
22,764		International Game Technology	419,996
1,481		ITT Industries, Inc	79,396
8,285		Jabil Circuit, Inc	134,134
34,012		Johnson Controls, Inc	1,122,056
8,466		Joy Global, Inc	479,176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,516	*	Lam Research Corp	$429,777
4,271		Lennox International, Inc	189,291
7,695	*	Micros Systems, Inc	253,012
3,317		Northrop Grumman Corp	217,496
10,752		Pall Corp	435,348
27,825		Raytheon Co	1,589,364
6,340	*	Scientific Games Corp (Class A)	89,267
40,994		Seagate Technology, Inc	748,550
12,686	*	Teradata Corp	366,499
2,978		Toro Co	146,428
11,464	*	Varian Medical Systems, Inc	634,303
18,568	*	Western Digital Corp	723,966
24,319		Xerox Corp	237,110
4,884	*	Zebra Technologies Corp (Class A)	144,566

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	38,936,534

INSTRUMENTS AND RELATED PRODUCTS - 4.8%
31,626	*	Agilent Technologies, Inc	1,087,618
28,144		Allergan, Inc	1,838,366
9,128		Bard (C.R.), Inc	790,667
55,606		Baxter International, Inc	3,236,270
6,263		Beckman Coulter, Inc	393,316
22,041		Becton Dickinson & Co	1,735,288
1,756	*	Bio-Rad Laboratories, Inc (Class A)	181,781
49,032	*	Boston Scientific Corp	354,011
14,784		Danaher Corp	1,181,389
13,606		Dentsply International, Inc	474,169
13,550	*	Flir Systems, Inc	382,110
8,768		Garmin Ltd	337,393
2,090		Hillenbrand, Inc	45,959
2,118	*	Hologic, Inc	39,268
11,500	*	Illumina, Inc	447,350
3,464	*	Intuitive Surgical, Inc	1,205,922
3,257	*	Itron, Inc	236,360
102,872		Medtronic, Inc	4,632,327
3,196	*	Mettler-Toledo International, Inc	349,003
5,098	*	Millipore Corp	538,349
5,233		National Instruments Corp	174,521
2,166		PerkinElmer, Inc	51,767
6,904	*	Resmed, Inc	439,440
1,262		Rockwell Automation, Inc	71,126
14,657		Rockwell Collins, Inc	917,382
7,016		Roper Industries, Inc	405,805
30,049	*	St. Jude Medical, Inc	1,233,511
31,098		Stryker Corp	1,779,428
3,166		Techne Corp	201,643
15,894	*	Teradyne, Inc	177,536
3,126	*	Thermo Electron Corp	160,801
10,972	*	Trimble Navigation Ltd	315,116
9,053	*	Waters Corp	611,440

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,026,432

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
9,143		Arthur J. Gallagher & Co	$224,461
7,887		Brown & Brown, Inc	141,335
3,227		Marsh & McLennan Cos, Inc	78,803
6,621	*	Verisk Analytics, Inc	186,712

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	631,311

INSURANCE CARRIERS - 1.3%
8,523		Aetna, Inc	299,243
43,110		Aflac, Inc	2,340,441
4,007	*	American International Group, Inc	136,799
3,323		Axis Capital Holdings Ltd	103,877
1,554		Cigna Corp	56,845
1,028	*	CNA Financial Corp	27,468
1,379		Endurance Specialty Holdings Ltd	51,230
2,128		Erie Indemnity Co (Class A)	91,781
2,847		Fidelity National Title Group, Inc (Class A)	42,193
18,756	*	Genworth Financial, Inc (Class A)	343,985
322		Hanover Insurance Group, Inc	14,042
5,554	*	Humana, Inc	259,761
5,599	*	Leucadia National Corp	138,911
9,093		Lincoln National Corp	279,155
28,833		Principal Financial Group	842,212
6,684		Progressive Corp	127,598
22,016		Prudential Financial, Inc	1,331,968
468		Reinsurance Group of America, Inc (Class A)	24,579
1,131	*	Symetra Financial Corp	14,907
1,065		Validus Holdings Ltd	29,319
4,278		W.R. Berkley Corp	111,613
3,210	*	WellPoint, Inc	206,660

		TOTAL INSURANCE CARRIERS	6,874,587

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
1,094	*	Corrections Corp of America	21,727

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	21,727

LEATHER AND LEATHER PRODUCTS - 0.2%
29,203		Coach, Inc	1,154,103

		TOTAL LEATHER AND LEATHER PRODUCTS	1,154,103

LEGAL SERVICES - 0.0%
4,835	*	FTI Consulting, Inc	190,112

		TOTAL LEGAL SERVICES	190,112

METAL MINING - 0.9%
1,158		Cleveland-Cliffs, Inc	82,160
22,971		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,918,997
43,997		Newmont Mining Corp	2,240,768
592		Royal Gold, Inc	27,356
11,715		Southern Copper Corp (NY)	371,014

		TOTAL METAL MINING	4,640,295

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
781	*	Armstrong World Industries, Inc	$28,358
6,711		Hasbro, Inc	256,897
3,719	*	Intrepid Potash, Inc	112,797
25,792		Mattel, Inc	586,511

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	984,563

MISCELLANEOUS RETAIL - 2.7%
30,210	*	Amazon.com, Inc	4,100,403
644		Barnes & Noble, Inc	13,923
30,904		Best Buy Co, Inc	1,314,656
40,717		CVS Corp	1,488,614
7,592	*	Dick’s Sporting Goods, Inc	198,227
8,241	*	Dollar Tree, Inc	488,032
1,601	*	KAR Auction Services, Inc	24,111
3,882		MSC Industrial Direct Co (Class A)	196,895
4,502	*	Office Depot, Inc	35,926
11,552		Petsmart, Inc	369,202
3,988	*	Priceline.com, Inc	1,016,940
66,206		Staples, Inc	1,548,558
10,248		Tiffany & Co	486,678
91,147		Walgreen Co	3,380,642

		TOTAL MISCELLANEOUS RETAIL	14,662,807

MOTION PICTURES - 0.3%
24,170	*	Discovery Communications, Inc (Class C)	710,840
3,397		Regal Entertainment Group (Class A)	59,685
6,240	*	Rovi Corp	231,691
4,732		Scripps Networks Interactive (Class A)	209,864
13,533	*	tw telecom inc (Class A)	245,624

		TOTAL MOTION PICTURES	1,457,704

NONDEPOSITORY INSTITUTIONS - 0.3%
16,969		American Express Co	700,142
2,241	*	AmeriCredit Corp	53,246
11,875		Capital One Financial Corp	491,744
3,677		CapitalSource, Inc	20,554
13,673	*	GLG Partners, Inc	41,976
8,668		Lender Processing Services, Inc	327,217
10,415	*	SLM Corp	130,396
363		Student Loan Corp	12,897

		TOTAL NONDEPOSITORY INSTITUTIONS	1,778,172

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
1,523		Compass Minerals International, Inc	122,190

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	122,190

OIL AND GAS EXTRACTION - 1.8%
4,635	*	Atwood Oceanics, Inc	160,510
20,447	*	Cameron International Corp	876,358

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,188	*	CNX Gas Corp	$83,253
2,290	*	Cobalt International Energy, Inc	31,144
309	*	Comstock Resources, Inc	9,826
1,197	*	Continental Resources, Inc	50,932
6,339		Diamond Offshore Drilling, Inc	562,967
13,220		Equitable Resources, Inc	542,020
10,881		EXCO Resources, Inc	199,993
2,311	*	Exterran Holdings, Inc	55,857
4,119	*	Forest Oil Corp	106,353
3,168		Helmerich & Payne, Inc	120,637
8,018	*	Mariner Energy, Inc	120,029
5,157	*	Oceaneering International, Inc	327,418
1,890		Patterson-UTI Energy, Inc	26,403
27,168	*	PetroHawk Energy Corp	550,967
6,933	*	Plains Exploration & Production Co	207,921
7,236	*	Pride International, Inc	217,876
11,301	*	Quicksilver Resources, Inc	159,005
2,246		Range Resources Corp	105,270
1,599	*	Rowan Cos, Inc	46,547
49,918		Schlumberger Ltd	3,167,797
100	*	Seahawk Drilling, Inc	1,885
13,278		Smith International, Inc	568,564
31,537	*	Southwestern Energy Co	1,284,187
1,752		St. Mary Land & Exploration Co	60,987

		TOTAL OIL AND GAS EXTRACTION	9,644,706

PAPER AND ALLIED PRODUCTS - 0.4%
33,118		Kimberly-Clark Corp	2,082,460
1,068		Packaging Corp of America	26,283

		TOTAL PAPER AND ALLIED PRODUCTS	2,108,743

PERSONAL SERVICES - 0.1%
1,957		Cintas Corp	54,972
30,676		H&R Block, Inc	546,033
289		Weight Watchers International, Inc	7,378

		TOTAL PERSONAL SERVICES	608,383

PETROLEUM AND COAL PRODUCTS - 1.6%
480		Ashland, Inc	25,330
115,709		Exxon Mobil Corp	7,750,189
8,186		Frontier Oil Corp	110,511
4,178		Holly Corp	116,608
5,989		Tesoro Corp	83,247
4,890		Walter Industries, Inc	451,200

		TOTAL PETROLEUM AND COAL PRODUCTS	8,537,085

PRIMARY METAL INDUSTRIES - 0.4%
42,448		Alcoa, Inc	604,460
831		Hubbell, Inc (Class B)	41,907
12,842		Precision Castparts Corp	1,627,210
1,662		Schnitzer Steel Industries, Inc (Class A)	87,305

		TOTAL PRIMARY METAL INDUSTRIES	2,360,882

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.4%
4,856		Dun & Bradstreet Corp	$361,384
3,854		John Wiley & Sons, Inc (Class A)	166,801
28,996		McGraw-Hill Cos, Inc	1,033,707
8,873	*	MSCI, Inc (Class A)	320,315
669	*	New York Times Co (Class A)	7,446
4,345		R.R. Donnelley & Sons Co	92,766

		TOTAL PRINTING AND PUBLISHING	1,982,419

RAILROAD TRANSPORTATION - 0.4%
4,099	*	Kansas City Southern Industries, Inc	148,261
4,270		Norfolk Southern Corp	238,650
24,522		Union Pacific Corp	1,797,463

		TOTAL RAILROAD TRANSPORTATION	2,184,374

REAL ESTATE - 0.1%
24,089	*	CB Richard Ellis Group, Inc (Class A)	381,810
8,739	*	St. Joe Co	282,707

		TOTAL REAL ESTATE	664,517

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
21,792	*	Goodyear Tire & Rubber Co	275,450
3,713		Newell Rubbermaid, Inc	56,438

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	331,888

SECURITY AND COMMODITY BROKERS - 1.7%
1,875		Ameriprise Financial, Inc	85,050
969		BlackRock, Inc	211,009
8,028		Broadridge Financial Solutions, Inc	171,639
88,081		Charles Schwab Corp	1,646,235
366		CME Group, Inc	115,696
10,958		Eaton Vance Corp	367,531
7,548		Federated Investors, Inc (Class B)	199,116
6,206		Franklin Resources, Inc	688,245
2,837		Goldman Sachs Group, Inc	484,077
1,889		Greenhill & Co, Inc	155,068
6,665	*	IntercontinentalExchange, Inc	747,680
2,736		Invesco Ltd	59,946
340	*	Investment Technology Group, Inc	5,675
14,571		Janus Capital Group, Inc	208,220
8,464		Jefferies Group, Inc	200,343
7,103		Lazard Ltd (Class A)	253,577
28,831		Morgan Stanley	844,460
1,611	*	Morningstar, Inc	77,473
5,756	*	Nasdaq Stock Market, Inc	121,567
6,027		NYSE Euronext	178,459
10,785		SEI Investments Co	236,946
23,424		T Rowe Price Group, Inc	1,286,680
24,372	*	TD Ameritrade Holding Corp	464,530

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,038		Waddell & Reed Financial, Inc (Class A)	$289,690

		TOTAL SECURITY AND COMMODITY BROKERS	9,098,912

STONE, CLAY, AND GLASS PRODUCTS - 0.6%
121,959		Corning, Inc	2,464,791
4,324		Eagle Materials, Inc	114,759
12,233		Gentex Corp	237,565
1,511		Martin Marietta Materials, Inc	126,244
3,946	*	Owens Corning, Inc	100,386
12,753	*	Owens-Illinois, Inc	453,242

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,496,987

TOBACCO PRODUCTS - 2.6%
190,027		Altria Group, Inc	3,899,354
12,518		Lorillard, Inc	941,854
180,278		Philip Morris International, Inc	9,403,301

		TOTAL TOBACCO PRODUCTS	14,244,509

TRANSPORTATION BY AIR - 0.4%
30,559	*	AMR Corp	278,392
12,677	*	Continental Airlines, Inc (Class B)	278,514
2,558		Copa Holdings S.A. (Class A)	155,526
71,339	*	Delta Air Lines, Inc	1,040,836
20,876		Southwest Airlines Co	275,981

		TOTAL TRANSPORTATION BY AIR	2,029,249

TRANSPORTATION EQUIPMENT - 2.7%
4,908	*	BE Aerospace, Inc	149,449
5,329		Boeing Co	386,939
596	*	Federal Mogul Corp (Class A)	10,943
3,103		General Dynamics Corp	239,552
11,156		Goodrich Corp	786,721
5,359		Harsco Corp	171,166
68,541		Honeywell International, Inc	3,102,851
27,723		Lockheed Martin Corp	2,307,108
5,826	*	Navistar International Corp	260,597
30,869		Paccar, Inc	1,337,862
3,056	*	Spirit Aerosystems Holdings, Inc (Class A)	71,449
1,524		Thor Industries, Inc	46,040
3,603		TransDigm Group, Inc	191,103
1,078	*	TRW Automotive Holdings Corp	30,809
70,578		United Technologies Corp	5,195,246
4,396		Westinghouse Air Brake Technologies Corp	185,160

		TOTAL TRANSPORTATION EQUIPMENT	14,472,995

TRANSPORTATION SERVICES - 0.3%
15,650		CH Robinson Worldwide, Inc	874,053
19,584		Expeditors International Washington, Inc	723,041
2,194		GATX Corp	62,858
8,700		UTI Worldwide, Inc	133,284

		TOTAL TRANSPORTATION SERVICES	1,793,236

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 0.9%
1,281		Con-way, Inc	$44,989
7,697		J.B. Hunt Transport Services, Inc	276,168
5,099		Landstar System, Inc	214,056
63,561		United Parcel Service, Inc (Class B)	4,093,964

		TOTAL TRUCKING AND WAREHOUSING	4,629,177

WATER TRANSPORTATION - 0.2%
18,424		Carnival Corp	716,324
1,037	*	Kirby Corp	39,562
3,449	*	Royal Caribbean Cruises Ltd	113,783
1,699		Teekay Corp	38,635

		TOTAL WATER TRANSPORTATION	908,304

WHOLESALE TRADE-DURABLE GOODS - 0.3%
4,077	*	Arrow Electronics, Inc	122,840
10,063	*	BorgWarner, Inc	384,205
1,500	*	Emdeon, Inc	24,780
13,409	*	LKQ Corp	272,203
8,903		Patterson Cos, Inc	276,438
4,483	*	Talecris Biotherapeutics Holdings Corp	89,301
5,659		W.W. Grainger, Inc	611,852
1,886	*	WESCO International, Inc	65,463

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,847,082

WHOLESALE TRADE-NONDURABLE GOODS - 0.7%
5,401		Allscripts Healthcare Solutions, Inc	105,644
6,872		Brown-Forman Corp (Class B)	408,540
16,717	*	Dean Foods Co	262,290
3,160	*	Green Mountain Coffee Roasters, Inc	305,951
8,318	*	Henry Schein, Inc	489,930
5,489		Herbalife Ltd	253,153
54,022		Sysco Corp	1,593,649
6,050		Terra Industries, Inc	276,848
130		Valhi, Inc	2,558

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,698,563

		TOTAL COMMON STOCKS	539,471,826

		(Cost $484,631,087)

RIGHTS / WARRANTS - 0.0%
EATING AND DRINKING PLACES - 0.0%
20		Krispy Kreme Doughnuts, Inc	2

		TOTAL EATING AND DRINKING PLACES	2

		TOTAL RIGHTS / WARRANTS	2

		(Cost $0)

		TOTAL INVESTMENTS - 99.8%	539,471,828
		(Cost $484,631,087)

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES	COMPANY	VALUE

	OTHER ASSETS & LIABILITIES, NET - 0.2%	$1,111,414

	NET ASSETS - 100.0%	$540,583,242

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AMUSEMENT AND RECREATION SERVICES - 1.2%
2,953		International Speedway Corp (Class A)	$76,099
5,848	*	Madison Square Garden, Inc	127,077
6,530	*	Penn National Gaming, Inc	181,534
191,551		Walt Disney Co	6,687,045
5,170	*	Warner Music Group Corp	35,725

		TOTAL AMUSEMENT AND RECREATION SERVICES	7,107,480

APPAREL AND ACCESSORY STORES - 0.1%
4,329		Abercrombie & Fitch Co (Class A)	197,576
1,500		Chico’s FAS, Inc	21,630
9,413		Foot Locker, Inc	141,572
5,286		Gap, Inc	122,159
2,132	*	Kohl’s Corp	116,791
9,015		Limited Brands, Inc	221,949

		TOTAL APPAREL AND ACCESSORY STORES	821,677

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
2,124		Phillips-Van Heusen Corp	121,833
227		Polo Ralph Lauren Corp (Class A)	19,304
7,005		VF Corp	561,450

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	702,587

AUTO REPAIR, SERVICES AND PARKING - 0.1%
18,638	*	Hertz Global Holdings, Inc	186,194
5,474		Ryder System, Inc	212,172

		TOTAL AUTO REPAIR, SERVICES AND PARKING	398,366

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
7,123	*	Autonation, Inc	128,784
6,260	*	Carmax, Inc	157,251
2,177	*	Penske Auto Group, Inc	31,392

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	317,427

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.3%
160,140		Home Depot, Inc	5,180,529
102,228		Lowe’s Cos, Inc	2,478,007

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,658,536

BUSINESS SERVICES - 1.1%
22,628		Activision Blizzard, Inc	272,894
16,670	*	Amdocs Ltd	501,934
7,537	*	Autodesk, Inc	221,739
9,082		CA, Inc	213,155

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	$46,684
15,215	*	Computer Sciences Corp	829,064
24,611	*	Compuware Corp	206,732
7,741	*	Convergys Corp	94,905
525		DST Systems, Inc	21,761
86,949	*	eBay, Inc	2,343,275
2,550		Equifax, Inc	91,290
2,552		Expedia, Inc	63,698
12,564		Fidelity National Information Services, Inc	294,500
2,322		Interactive Data Corp	74,304
46,777	*	Interpublic Group of Cos, Inc	389,185
5,849	*	Lamar Advertising Co (Class A)	200,913
7,714		Manpower, Inc	440,624
4,701	*	Monster Worldwide, Inc	78,084
20,651	*	Novell, Inc	123,699
1,777	*	Nuance Communications, Inc	29,569
4,959	*	Synopsys, Inc	110,933
3,963		Total System Services, Inc	62,061
8,071	*	Yahoo!, Inc	133,414

		TOTAL BUSINESS SERVICES	6,844,417

CHEMICALS AND ALLIED PRODUCTS - 8.1%
13,744		Air Products & Chemicals, Inc	1,016,369
8,628		Albemarle Corp	367,812
1,151		Alberto-Culver Co	30,099
9,238		Avery Dennison Corp	336,356
77,484		Bristol-Myers Squibb Co	2,068,823
6,239		Cabot Corp	189,666
998		CF Industries Holdings, Inc	90,998
2,002	*	Charles River Laboratories International, Inc	78,699
1,816		Clorox Co	116,478
4,765		Cytec Industries, Inc	222,716
112,095		Dow Chemical Co	3,314,649
61,310		Du Pont (E.I.) de Nemours & Co	2,283,184
7,106		Eastman Chemical Co	452,510
49,069		Eli Lilly & Co	1,777,279
1,199		FMC Corp	72,587
30,197	*	Forest Laboratories, Inc	946,978
16,926		Huntsman Corp	203,958
400		International Flavors & Fragrances, Inc	19,068
4,257	*	Inverness Medical Innovations, Inc	165,810
62,992		Johnson & Johnson	4,107,078
24,733	*	King Pharmaceuticals, Inc	290,860
2,237	*	Life Technologies Corp	116,928
1,072		Lubrizol Corp	98,324
189,289		Merck & Co, Inc	7,069,944
8,125	*	Mylan Laboratories, Inc	184,519
1,538	*	NBTY, Inc	73,793
2,159	*	Pactiv Corp	54,364
815,769		Pfizer, Inc	13,990,438
16,490		PPG Industries, Inc	1,078,446
101,928		Procter & Gamble Co	6,448,985

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,469		RPM International, Inc	$116,708
1,552		Sherwin-Williams Co	105,039
10,240		Valspar Corp	301,875
10,913	*	Watson Pharmaceuticals, Inc	455,836

		TOTAL CHEMICALS AND ALLIED PRODUCTS	48,247,176

COAL MINING - 0.1%
15,887		Arch Coal, Inc	363,018
2,111		Massey Energy Co	110,384

		TOTAL COAL MINING	473,402

COMMUNICATIONS - 7.3%
10,731	*	AOL, Inc	271,280
597,061		AT&T, Inc	15,428,056
23,395		Cablevision Systems Corp (Class A)	564,755
61,001		CBS Corp (Class B)	850,354
3,901	*	Central European Media Enterprises Ltd (Class A)	114,338
30,215		CenturyTel, Inc	1,071,424
6,578	*	Clearwire Corp (Class A)	47,033
268,808		Comcast Corp (Class A)	5,058,967
18,939	*	Crown Castle International Corp	724,038
52,181	*	DIRECTV	1,764,240
20,890		DISH Network Corp (Class A)	434,930
18,680		Frontier Communications Corp	138,979
5,506	*	IAC/InterActiveCorp	125,206
2,774	*	Leap Wireless International, Inc	45,383
162,085	*	Level 3 Communications, Inc	262,578
26,923	*	Liberty Global, Inc (Class A)	785,075
8,225	*	Liberty Media Corp - Capital (Series A)	299,143
5,155	*	Liberty Media Corp-Starz	281,875
60,582	*	Liberty Media Holding Corp (Interactive A)	927,510
15,953	*	NII Holdings, Inc (Class B)	664,602
148,474		Qwest Communications International, Inc	775,034
283,831	*	Sprint Nextel Corp	1,078,558
9,157		Telephone & Data Systems, Inc	309,964
35,551		Time Warner Cable, Inc	1,895,224
1,331	*	US Cellular Corp	55,077
287,445		Verizon Communications, Inc	8,916,544
25,371		Windstream Corp	276,290

		TOTAL COMMUNICATIONS	43,166,457

DEPOSITORY INSTITUTIONS - 14.2%
17,380		Associated Banc-Corp	239,844
8,535		Bancorpsouth, Inc	178,894
1,005,348		Bank of America Corp	17,945,463
5,182		Bank of Hawaii Corp	232,931
95,934		Bank of New York Mellon Corp	2,962,442
69,634		BB&T Corp	2,255,445
1,612		BOK Financial Corp	84,533
1,911,661	*	Citigroup, Inc	7,742,227
4,455		City National Corp	240,436
17,780		Comerica, Inc	676,351

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,659		Commerce Bancshares, Inc	$191,671
5,459		Cullen/Frost Bankers, Inc	304,612
79,564		Fifth Third Bancorp	1,081,275
745		First Citizens Bancshares, Inc (Class A)	148,076
22,839	*	First Horizon National Corp	320,885
18,547		First Niagara Financial Group, Inc	263,738
17,593		Fulton Financial Corp	179,273
20,366		Hudson City Bancorp, Inc	288,383
70,815		Huntington Bancshares, Inc	380,277
400,820		JPMorgan Chase & Co	17,936,695
89,535		Keycorp	693,896
7,758		M&T Bank Corp	615,830
51,729		Marshall & Ilsley Corp	416,418
42,773		New York Community Bancorp, Inc	707,465
37,565		People’s United Financial, Inc	587,517
52,207		PNC Financial Services Group, Inc	3,116,758
68,447		Popular, Inc	199,181
116,143		Regions Financial Corp	911,723
23,547		State Street Corp	1,062,912
50,579		SunTrust Banks, Inc	1,355,011
42,493		Synovus Financial Corp	139,802
12,860		TCF Financial Corp	204,988
8,210		TFS Financial Corp	109,604
192,041		US Bancorp	4,970,021
14,952		Valley National Bancorp	229,812
11,571		Washington Federal, Inc	235,123
445,723		Wells Fargo & Co	13,870,900
9,551		Whitney Holding Corp	131,708
6,576		Wilmington Trust Corp	108,964
14,645		Zions Bancorporation	319,554

		TOTAL DEPOSITORY INSTITUTIONS	83,640,638

EATING AND DRINKING PLACES - 0.0%
24,200		Wendy’s/Arby’s Group, Inc (Class A)	121,000

		TOTAL EATING AND DRINKING PLACES	121,000

EDUCATIONAL SERVICES - 0.0%
514	*	Career Education Corp	16,263
830	*	Education Management Corp	18,177

		TOTAL EDUCATIONAL SERVICES	34,440

ELECTRIC, GAS, AND SANITARY SERVICES - 6.9%
13,273	*	AES Corp	146,003
7,873		AGL Resources, Inc	304,291
6,204		Allegheny Energy, Inc	142,692
11,035		Alliant Energy Corp	367,024
23,918		Ameren Corp	623,781
48,025		American Electric Power Co, Inc	1,641,495
5,952		American Water Works Co, Inc	129,516
13,841		Aqua America, Inc	243,186
9,203		Atmos Energy Corp	262,930
15,604	*	Calpine Corp	185,532

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,090		Centerpoint Energy, Inc	$87,452
22,569		CMS Energy Corp	348,917
27,837		Consolidated Edison, Inc	1,239,860
2,674		Constellation Energy Group, Inc	93,884
12,836	*	Covanta Holding Corp	213,848
59,792		Dominion Resources, Inc	2,458,049
10,628		DPL, Inc	288,975
16,532		DTE Energy Co	737,327
130,459		Duke Energy Corp	2,129,091
57,949	*	Dynegy, Inc (Class A)	73,016
32,461		Edison International	1,109,192
51,493		El Paso Corp	558,184
7,088		Energen Corp	329,805
20,076		Entergy Corp	1,633,183
61,215		Exelon Corp	2,681,830
30,909		FirstEnergy Corp	1,208,233
35,909		FPL Group, Inc	1,735,482
13,211		Great Plains Energy, Inc	245,328
8,625		Hawaiian Electric Industries, Inc	193,631
5,980		Integrys Energy Group, Inc	283,332
18,085		MDU Resources Group, Inc	390,274
15,932	*	Mirant Corp	173,022
6,880		National Fuel Gas Co	347,784
27,312		NiSource, Inc	431,530
17,932		Northeast Utilities	495,640
27,080	*	NRG Energy, Inc	565,972
11,342		NSTAR	401,734
13,888		NV Energy, Inc	171,239
9,994		OGE Energy Corp	389,166
10,360		Oneok, Inc	472,934
21,222		Pepco Holdings, Inc	363,957
37,517		PG&E Corp	1,591,471
10,164		Pinnacle West Capital Corp	383,488
28,492		Progress Energy, Inc	1,121,445
50,982		Public Service Enterprise Group, Inc	1,504,989
17,520		Questar Corp	756,864
35,135	*	Reliant Energy, Inc	129,648
22,308		Republic Services, Inc	647,378
12,511		SCANA Corp	470,288
24,789		Sempra Energy	1,236,971
79,111		Southern Co	2,623,321
10,876		Southern Union Co	275,924
21,323		TECO Energy, Inc	338,822
10,593		UGI Corp	281,138
8,825		Vectren Corp	218,154
2,616	*	Waste Connections, Inc	88,839
5,167		Waste Management, Inc	177,900
11,039		Westar Energy, Inc	246,170
57,729		Williams Cos, Inc	1,333,540
11,838		Wisconsin Energy Corp	584,916
45,556		Xcel Energy, Inc	965,787

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	40,875,374

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.9%
880	*	A123 Systems, Inc	$12,091
27,116	*	Advanced Micro Devices, Inc	251,365
46,582	*	Atmel Corp	234,307
9,854	*	Avnet, Inc	295,620
3,639		AVX Corp	51,674
8,766	*	Ciena Corp	133,594
1,600	*	Cypress Semiconductor Corp	18,400
16,592		Eaton Corp	1,257,176
4,811	*	EchoStar Corp (Class A)	97,567
1,106	*	Energizer Holdings, Inc	69,413
14,413	*	Fairchild Semiconductor International, Inc	153,498
3,440		Harman International Industries, Inc	160,923
3,003		Harris Corp	142,612
54,952		Hewlett-Packard Co	2,920,700
12,401	*	Integrated Device Technology, Inc	76,018
216,458		Intel Corp	4,818,356
3,769	*	International Rectifier Corp	86,310
5,687		Intersil Corp (Class A)	83,940
9,820	*	JDS Uniphase Corp	123,045
11,678		L-3 Communications Holdings, Inc	1,070,055
4,159		Lincoln Electric Holdings, Inc	225,958
63,446	*	LSI Logic Corp	388,290
5,743	*	Marvell Technology Group Ltd	117,042
5,619		Maxim Integrated Products, Inc	108,952
1,549		Microchip Technology, Inc	43,620
70,930	*	Micron Technology, Inc	736,963
11,340		Molex, Inc	236,552
216,104	*	Motorola, Inc	1,517,051
3,773	*	Novellus Systems, Inc	94,325
21,865	*	PMC - Sierra, Inc	195,036
11,590	*	SanDisk Corp	401,362
2,260		Teleflex, Inc	144,798
40,390		Tellabs, Inc	305,752
3,531	*	Thomas & Betts Corp	138,556
16,663	*	Vishay Intertechnology, Inc	170,462
7,357		Whirlpool Corp	641,898

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	17,523,281

ENGINEERING AND MANAGEMENT SERVICES - 0.2%
16,555		KBR, Inc	366,859
11,164	*	SAIC, Inc	197,603
1,410	*	Shaw Group, Inc	48,532
7,103	*	URS Corp	352,380

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	965,374

FABRICATED METAL PRODUCTS - 0.9%
6,435		Aptargroup, Inc	253,217
3,406		Ball Corp	181,812
11,007		Commercial Metals Co	165,765
2,250		Crane Co	79,875

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

45,590		Illinois Tool Works, Inc	$2,159,143
16,320		Parker Hannifin Corp	1,056,557
7,385		Pentair, Inc	263,054
4,368		Snap-On, Inc	189,309
15,787		Stanley Works	906,332

		TOTAL FABRICATED METAL PRODUCTS	5,255,064

FOOD AND KINDRED PRODUCTS - 3.2%
28,260		Archer Daniels Midland Co	816,714
13,414		Bunge Ltd	826,705
6,532		Campbell Soup Co	230,906
50,340		Coca-Cola Co	2,768,701
4,273		Coca-Cola Enterprises, Inc	118,191
44,631		ConAgra Foods, Inc	1,118,899
19,029	*	Constellation Brands, Inc (Class A)	312,837
7,081		Corn Products International, Inc	245,427
20,254		Del Monte Foods Co	295,708
25,630		Dr Pepper Snapple Group, Inc	901,407
1,189		Flowers Foods, Inc	29,416
19,818		General Mills, Inc	1,402,916
6,127		H.J. Heinz Co	279,452
6,879		Hershey Co	294,490
6,769		Hormel Foods Corp	284,366
12,046		J.M. Smucker Co	725,892
149,103		Kraft Foods, Inc (Class A)	4,508,876
10,400		Mead Johnson Nutrition Co	541,112
12,298		Molson Coors Brewing Co (Class B)	517,254
5,939	*	Ralcorp Holdings, Inc	402,545
17,106		Reynolds American, Inc	923,382
52,695		Sara Lee Corp	734,041
12,398	*	Smithfield Foods, Inc	257,135
29,583		Tyson Foods, Inc (Class A)	566,514

		TOTAL FOOD AND KINDRED PRODUCTS	19,102,886

FOOD STORES - 0.3%
10,528		Kroger Co	228,036
39,252		Safeway, Inc	975,805
21,053		Supervalu, Inc	351,164
2,298	*	Whole Foods Market, Inc	83,073

		TOTAL FOOD STORES	1,638,078

FORESTRY - 0.2%
4,728		Rayonier, Inc	214,793
21,444		Weyerhaeuser Co	970,770

		TOTAL FORESTRY	1,185,563

FURNITURE AND FIXTURES - 0.1%
3,426		Hill-Rom Holdings, Inc	93,221
4,181	*	Kinetic Concepts, Inc	199,894
5,336		Leggett & Platt, Inc	115,471
18,615		Masco Corp	288,905

		TOTAL FURNITURE AND FIXTURES	697,491

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
2,978	*	GameStop Corp (Class A)	$65,248
11,194		RadioShack Corp	253,320
6,087		Williams-Sonoma, Inc	160,027

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	478,595

GENERAL BUILDING CONTRACTORS - 0.3%
28,795		DR Horton, Inc	362,816
7,676		KB Home	128,573
14,892		Lennar Corp (Class A)	256,291
2,265		MDC Holdings, Inc	78,392
473	*	NVR, Inc	343,635
29,818	*	Pulte Homes, Inc	335,453
13,449	*	Toll Brothers, Inc	279,739

		TOTAL GENERAL BUILDING CONTRACTORS	1,784,899

GENERAL MERCHANDISE STORES - 0.4%
7,814	*	Big Lots, Inc	284,586
4,768	*	BJ’s Wholesale Club, Inc	176,368
1,090	*	Dollar General Corp	27,523
22,650		JC Penney Co, Inc	728,651
41,608		Macy’s, Inc	905,805
4,884	*	Sears Holdings Corp	529,572

		TOTAL GENERAL MERCHANDISE STORES	2,652,505

HEALTH SERVICES - 0.4%
3,816		AmerisourceBergen Corp	110,359
4,487	*	Brookdale Senior Living, Inc	93,464
4,750	*	Community Health Systems, Inc	175,418
10,717	*	Coventry Health Care, Inc	264,924
5,942	*	LifePoint Hospitals, Inc	218,547
1,600	*	Lincare Holdings, Inc	71,808
13,934		McKesson Corp	915,743
7,177		Omnicare, Inc	203,037
3,433	*	Pediatrix Medical Group, Inc	199,766
14,322	*	Tenet Healthcare Corp	81,922
8,448		Universal Health Services, Inc (Class B)	296,440

		TOTAL HEALTH SERVICES	2,631,428

HOLDING AND OTHER INVESTMENT OFFICES - 3.8%
3,390		Alexandria Real Estate Equities, Inc	229,164
14,678		AMB Property Corp	399,829
55,524		Annaly Mortgage Management, Inc	953,902
12,301		Apartment Investment & Management Co (Class A)	226,461
8,129		AvalonBay Communities, Inc	701,939
13,952		Boston Properties, Inc	1,052,539
12,789		Brandywine Realty Trust	156,154
5,189		BRE Properties, Inc (Class A)	185,507
6,711		Camden Property Trust	279,379

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,668		Corporate Office Properties Trust	$227,457
12,100		Douglas Emmett, Inc	185,977
21,898		Duke Realty Corp	271,535
27,483		Equity Residential	1,075,959
2,882		Essex Property Trust, Inc	259,236
5,332		Federal Realty Investment Trust	388,223
17,542		HCP, Inc	578,886
6,295		Health Care REIT, Inc	284,723
12,089		Hospitality Properties Trust	289,532
65,832		Host Marriott Corp	964,439
23,445		HRPT Properties Trust	182,402
87,719		iShares Russell 1000 Value Index Fund	5,356,998
40,917		Kimco Realty Corp	639,942
11,082		Liberty Property Trust	376,123
10,341		Macerich Co	396,164
7,654		Mack-Cali Realty Corp	269,804
2,757		Nationwide Health Properties, Inc	96,909
4,500		Piedmont Office Realty Trust, Inc	89,325
10,453		Plum Creek Timber Co, Inc	406,726
47,765		Prologis	630,498
10,628		Realty Income Corp	326,173
8,995		Regency Centers Corp	337,043
13,164		Senior Housing Properties Trust	291,583
14,138		Simon Property Group, Inc	1,186,177
7,672		SL Green Realty Corp	439,375
5,492		Taubman Centers, Inc	219,241
15,250		UDR, Inc	269,010
15,804		Ventas, Inc	750,374
28,686		Virgin Media, Inc	495,120
15,451		Vornado Realty Trust	1,169,641
900		WABCO Holdings, Inc	26,928
10,437		Weingarten Realty Investors	225,022

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,891,419

HOTELS AND OTHER LODGING PLACES - 0.4%
7,794	*	Boyd Gaming Corp	77,005
2,371		Choice Hotels International, Inc	82,535
1,610	*	Hyatt Hotels Corp	62,726
7,574	*	Las Vegas Sands Corp	160,190
15,989		Marriott International, Inc (Class A)	503,973
11,982	*	MGM Mirage	143,784
15,277		Starwood Hotels & Resorts Worldwide, Inc	712,518
10,437		Wyndham Worldwide Corp	268,544
6,953	*	Wynn Resorts Ltd	527,246

		TOTAL HOTELS AND OTHER LODGING PLACES	2,538,521

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.7%
9,406	*	AGCO Corp	337,393
134,482		Applied Materials, Inc	1,812,817
29,737	*	Brocade Communications Systems, Inc	169,798
5,848		Bucyrus International, Inc (Class A)	385,910
4,622		Carlisle Cos, Inc	176,098

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

30,622		Caterpillar, Inc	$1,924,593
13,626		Cummins, Inc	844,131
31,980		Deere & Co	1,901,531
740		Diebold, Inc	23,502
5,119		Dover Corp	239,313
182,459	*	EMC Corp	3,291,560
5,622		Gardner Denver, Inc	247,593
1,068,519		General Electric Co	19,447,046
3,131		Graco, Inc	100,192
3,236		IDEX Corp	107,112
4,411		International Game Technology	81,383
16,248		ITT Industries, Inc	871,055
9,893		Jabil Circuit, Inc	160,168
30,338		Johnson Controls, Inc	1,000,851
1,535		Joy Global, Inc	86,881
7,950		Kennametal, Inc	223,554
7,773	*	Lexmark International, Inc (Class A)	280,450
13,820		Manitowoc Co, Inc	179,660
26,737		Northrop Grumman Corp	1,753,145
5,162	*	Oil States International, Inc	234,045
21,141		Pitney Bowes, Inc	516,897
9,438		Raytheon Co	539,099
4,501		Seagate Technology, Inc	82,188
4,796		SPX Corp	318,071
2,997	*	Teradata Corp	86,583
11,064	*	Terex Corp	251,263
27,530		Textron, Inc	584,462
9,614		Timken Co	288,516
2,324	*	Western Digital Corp	90,613
102,542		Xerox Corp	999,785
900	*	Zebra Technologies Corp (Class A)	26,640

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	39,663,898

INSTRUMENTS AND RELATED PRODUCTS - 1.3%
98,624	*	Boston Scientific Corp	712,065
17,865	*	CareFusion Corp	472,172
4,701		Cooper Cos, Inc	182,775
10,158		Danaher Corp	811,726
1,841		Garmin Ltd	70,842
4,816		Hillenbrand, Inc	105,904
23,247	*	Hologic, Inc	430,999
251	*	Itron, Inc	18,215
16,615		Kla-Tencor Corp	513,736
9,228		PerkinElmer, Inc	220,549
12,603		Rockwell Automation, Inc	710,305
1,142		Roper Industries, Inc	66,053
38,688	*	Thermo Electron Corp	1,990,111
20,536	*	Zimmer Holdings, Inc	1,215,731

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,521,183

INSURANCE AGENTS, BROKERS AND SERVICE - 0.7%
28,170		AON Corp	1,203,141

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

657		Arthur J. Gallagher & Co	$16,129
2,879		Brown & Brown, Inc	51,592
44,746		Hartford Financial Services Group, Inc	1,271,681
49,160		Marsh & McLennan Cos, Inc	1,200,487
2,400	*	Verisk Analytics, Inc	67,680
770		White Mountains Insurance Group Ltd	273,350

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,084,060

INSURANCE CARRIERS - 5.7%
35,007		Aetna, Inc	1,229,096
570	*	Alleghany Corp	165,808
5,073		Allied World Assurance Holdings Ltd	227,524
53,948		Allstate Corp	1,743,060
8,777		American Financial Group, Inc	249,706
7,976	*	American International Group, Inc	272,301
1,565		American National Insurance Co	177,690
5,053	*	Arch Capital Group Ltd	385,291
8,097		Aspen Insurance Holdings Ltd	233,517
11,769		Assurant, Inc	404,618
10,606		Axis Capital Holdings Ltd	331,544
33,275		Chubb Corp	1,725,309
25,539		Cigna Corp	934,217
14,425		Cincinnati Financial Corp	416,883
1,314	*	CNA Financial Corp	35,110
3,205		Endurance Specialty Holdings Ltd	119,066
876		Erie Indemnity Co (Class A)	37,782
6,149		Everest Re Group Ltd	497,639
19,349		Fidelity National Title Group, Inc (Class A)	286,752
9,977		First American Corp	337,622
28,822	*	Genworth Financial, Inc (Class A)	528,595
4,755		Hanover Insurance Group, Inc	207,366
11,374		HCC Insurance Holdings, Inc	313,922
10,160	*	Health Net, Inc	252,679
10,773	*	Humana, Inc	503,853
11,806	*	Leucadia National Corp	292,907
21,230		Lincoln National Corp	651,761
33,243		Loews Corp	1,239,299
1,024	*	Markel Corp	383,652
17,421	*	MBIA, Inc	109,230
2,689		Mercury General Corp	117,563
58,528		Metlife, Inc	2,536,604
24,277		Old Republic International Corp	307,832
1,774		OneBeacon Insurance Group Ltd (Class A)	30,602
8,571		PartnerRe Ltd	683,280
61,005		Progressive Corp	1,164,585
9,097		Protective Life Corp	200,043
22,266		Prudential Financial, Inc	1,347,093
7,146		Reinsurance Group of America, Inc (Class A)	375,308
6,271		RenaissanceRe Holdings Ltd	355,942
4,612		Stancorp Financial Group, Inc	219,670
2,200	*	Symetra Financial Corp	28,996
8,788		Torchmark Corp	470,246

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,694		Transatlantic Holdings, Inc	$142,243
51,875		Travelers Cos, Inc	2,798,137
119,911		UnitedHealth Group, Inc	3,917,491
4,466		Unitrin, Inc	125,271
33,492		UnumProvident Corp	829,597
8,135		Validus Holdings Ltd	223,957
8,836		W.R. Berkley Corp	230,531
43,041	*	WellPoint, Inc	2,770,979
126		Wesco Financial Corp	48,573
34,657		XL Capital Ltd (Class A)	655,017

		TOTAL INSURANCE CARRIERS	33,873,359

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
9,953	*	Corrections Corp of America	197,667

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	197,667

METAL MINING - 0.4%
12,178		Cleveland-Cliffs, Inc	864,029
16,125		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,347,083
3,328		Royal Gold, Inc	153,787
4,535		Southern Copper Corp (NY)	143,623

		TOTAL METAL MINING	2,508,522

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
1,092	*	Armstrong World Industries, Inc	39,651
4,950		Hasbro, Inc	189,486
373	*	Intrepid Potash, Inc	11,313
8,598		Jarden Corp	286,227
8,250		Mattel, Inc	187,605

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	714,282

MISCELLANEOUS RETAIL - 0.7%
3,660		Barnes & Noble, Inc	79,129
101,833		CVS Corp	3,723,014
1,000	*	KAR Auction Services, Inc	15,060
23,228	*	Office Depot, Inc	185,359
59,749	*	Rite Aid Corp	89,624
8,340		Signet Jewelers Ltd	269,716
874		Tiffany & Co	41,506

		TOTAL MISCELLANEOUS RETAIL	4,403,408

MOTION PICTURES - 1.6%
2,340	*	Discovery Communications, Inc (Class C)	68,819
7,324	*	DreamWorks Animation SKG, Inc (Class A)	288,492
229,514		News Corp (Class A)	3,307,297
3,499		Regal Entertainment Group (Class A)	61,477
3,051	*	Rovi Corp	113,284
3,808		Scripps Networks Interactive (Class A)	168,885
121,087		Time Warner, Inc	3,786,390
55,275	*	Viacom, Inc (Class B)	1,900,355

		TOTAL MOTION PICTURES	9,694,999

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 1.1%
83,559		American Express Co	$3,447,644
6,729	*	AmeriCredit Corp	159,881
32,817		Capital One Financial Corp	1,358,952
21,518		CapitalSource, Inc	120,286
68,466		Chimera Investment Corp	266,333
53,181		Discover Financial Services	792,397
37,694	*	SLM Corp	471,929
382		Student Loan Corp	13,572

		TOTAL NONDEPOSITORY INSTITUTIONS	6,630,994

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
1,585		Compass Minerals International, Inc	127,165
12,442		Vulcan Materials Co	587,760

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	714,925

OIL AND GAS EXTRACTION - 7.4%
50,211		Anadarko Petroleum Corp	3,656,867
33,976		Apache Corp	3,448,564
812	*	Atwood Oceanics, Inc	28,120
31,301		Baker Hughes, Inc	1,466,139
29,564		BJ Services Co	632,670
10,637		Cabot Oil & Gas Corp	391,442
2,000	*	Cameron International Corp	85,720
63,725		Chesapeake Energy Corp	1,506,459
8,319		Cimarex Energy Co	493,982
4,600	*	Cobalt International Energy, Inc	62,560
4,350	*	Comstock Resources, Inc	138,330
8,485	*	Concho Resources, Inc	427,305
1,438	*	Continental Resources, Inc	61,187
40,745	*	Denbury Resources, Inc	687,368
44,907		Devon Energy Corp	2,893,358
25,378		EOG Resources, Inc	2,358,631
1,484		EXCO Resources, Inc	27,276
3,026	*	Exterran Holdings, Inc	73,138
7,353	*	Forest Oil Corp	189,854
90,521		Halliburton Co	2,727,398
11,464	*	Helix Energy Solutions Group, Inc	149,376
7,058		Helmerich & Payne, Inc	268,769
1,539	*	Mariner Energy, Inc	23,039
28,622	*	Nabors Industries Ltd	561,850
41,990		National Oilwell Varco, Inc	1,703,954
13,452	*	Newfield Exploration Co	700,177
17,554		Noble Energy, Inc	1,281,442
82,157		Occidental Petroleum Corp	6,945,552
13,559		Patterson-UTI Energy, Inc	189,419
11,738		Pioneer Natural Resources Co	661,084
6,535	*	Plains Exploration & Production Co	195,985
8,989	*	Pride International, Inc	270,659
13,233		Range Resources Corp	620,231
9,780	*	Rowan Cos, Inc	284,696

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

66,079		Schlumberger Ltd	$4,193,372
2,253	*	SEACOR Holdings, Inc	181,727
612	*	Seahawk Drilling, Inc	11,536
10,289		Smith International, Inc	440,575
4,941		St. Mary Land & Exploration Co	171,996
7,844	*	Superior Energy Services	164,881
5,419		Tidewater, Inc	256,156
3,995	*	Unit Corp	168,909
5,285	*	Whiting Petroleum Corp	427,239
58,584		XTO Energy, Inc	2,763,993

		TOTAL OIL AND GAS EXTRACTION	43,992,985

PAPER AND ALLIED PRODUCTS - 0.5%
10,766		Bemis Co	309,200
3,131		Greif, Inc (Class A)	171,955
43,965		International Paper Co	1,081,978
5,673		Kimberly-Clark Corp	356,718
17,637		MeadWestvaco Corp	450,625
9,506		Packaging Corp of America	233,943
9,928		Sonoco Products Co	305,683
10,790		Temple-Inland, Inc	220,440

		TOTAL PAPER AND ALLIED PRODUCTS	3,130,542

PERSONAL SERVICES - 0.1%
10,613		Cintas Corp	298,118
24,298		Service Corp International	223,056
2,952		Weight Watchers International, Inc	75,365

		TOTAL PERSONAL SERVICES	596,539

PETROLEUM AND COAL PRODUCTS - 9.3%
7,050		Ashland, Inc	372,029
202,801		Chevron Corp	15,378,400
149,961		ConocoPhillips	7,673,504
365,327		Exxon Mobil Corp	24,469,603
2,035		Frontier Oil Corp	27,473
29,198		Hess Corp	1,826,335
71,610		Marathon Oil Corp	2,265,740
19,055		Murphy Oil Corp	1,070,700
14,812	*	SandRidge Energy, Inc	114,052
11,714		Sunoco, Inc	348,023
9,106		Tesoro Corp	126,573
57,127		Valero Energy Corp	1,125,402

		TOTAL PETROLEUM AND COAL PRODUCTS	54,797,834

PIPELINES, EXCEPT NATURAL GAS - 0.2%
65,972		Spectra Energy Corp	1,486,349

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,486,349

PRIMARY METAL INDUSTRIES - 0.9%
11,844		AK Steel Holding Corp	270,754
52,762		Alcoa, Inc	751,331

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,833		Allegheny Technologies, Inc	$530,884
4,311		Carpenter Technology Corp	157,783
9,393	*	CommScope, Inc	263,192
5,385	*	General Cable Corp	145,395
5,192		Hubbell, Inc (Class B)	261,833
31,727		Nucor Corp	1,439,770
6,275		Reliance Steel & Aluminum Co	308,918
434		Schnitzer Steel Industries, Inc (Class A)	22,798
22,344		Steel Dynamics, Inc	390,350
8,632	*	Titanium Metals Corp	143,205
14,417		United States Steel Corp	915,767

		TOTAL PRIMARY METAL INDUSTRIES	5,601,980

PRINTING AND PUBLISHING - 0.2%
23,404		Gannett Co, Inc	386,635
3,228		Meredith Corp	111,075
10,333	*	New York Times Co (Class A)	115,006
15,321		R.R. Donnelley & Sons Co	327,103
606		Washington Post Co (Class B)	269,173

		TOTAL PRINTING AND PUBLISHING	1,208,992

RAILROAD TRANSPORTATION - 1.0%
39,381		CSX Corp	2,004,492
5,416	*	Kansas City Southern Industries, Inc	195,897
32,225		Norfolk Southern Corp	1,801,055
23,922		Union Pacific Corp	1,753,483

		TOTAL RAILROAD TRANSPORTATION	5,754,927

REAL ESTATE - 0.1%
11,561	*	Forest City Enterprises, Inc (Class A)	166,594
4,375		Jones Lang LaSalle, Inc	318,894

		TOTAL REAL ESTATE	485,488

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
23,327		Newell Rubbermaid, Inc	354,571
15,789		Sealed Air Corp	332,832

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	687,403

SECURITY AND COMMODITY BROKERS - 3.1%
23,476		Ameriprise Financial, Inc	1,064,871
2,151		BlackRock, Inc	468,402
5,199		Broadridge Financial Solutions, Inc	111,155
6,314		CME Group, Inc	1,995,919
538		Federated Investors, Inc (Class B)	14,192
8,310		Franklin Resources, Inc	921,579
47,874		Goldman Sachs Group, Inc	8,168,740
3,670	*	Interactive Brokers Group, Inc (Class A)	59,271
37,931		Invesco Ltd	831,068
4,780	*	Investment Technology Group, Inc	79,778
2,134		Janus Capital Group, Inc	30,495
2,543		Jefferies Group, Inc	60,193

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,463		Legg Mason, Inc	$471,994
105,273		Morgan Stanley	3,083,446
7,793	*	Nasdaq Stock Market, Inc	164,588
19,795		NYSE Euronext	586,130
10,158		Raymond James Financial, Inc	271,625

		TOTAL SECURITY AND COMMODITY BROKERS	18,383,446

SPECIAL TRADE CONTRACTORS - 0.1%
21,535	*	Quanta Services, Inc	412,611

		TOTAL SPECIAL TRADE CONTRACTORS	412,611

STONE, CLAY, AND GLASS PRODUCTS - 0.2%
22,586		Corning, Inc	456,462
2,770		Martin Marietta Materials, Inc	231,434
4,688	*	Owens Corning, Inc	119,263
3,444	*	Owens-Illinois, Inc	122,400
4,483	*	USG Corp	76,928

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,006,487

TEXTILE MILL PRODUCTS - 0.1%
5,652	*	Mohawk Industries, Inc	307,356

		TOTAL TEXTILE MILL PRODUCTS	307,356

TOBACCO PRODUCTS - 0.2%
15,237		Fortune Brands, Inc	739,147
2,076		Lorillard, Inc	156,198

		TOTAL TOBACCO PRODUCTS	895,345

TRANSPORTATION BY AIR - 0.6%
31,452		FedEx Corp	2,937,616
52,457		Southwest Airlines Co	693,482

		TOTAL TRANSPORTATION BY AIR	3,631,098

TRANSPORTATION EQUIPMENT - 2.5%
8,844	*	Autoliv, Inc	455,731
5,575	*	BE Aerospace, Inc	169,759
67,192		Boeing Co	4,878,810
1,308	*	Federal Mogul Corp (Class A)	24,015
334,150	*	Ford Motor Co	4,200,266
31,596		General Dynamics Corp	2,439,211
16,377		Genuine Parts Co	691,764
23,829		Harley-Davidson, Inc	668,880
1,955		Harsco Corp	62,443
8,893		Oshkosh Truck Corp	358,744
3,052		Paccar, Inc	132,274
7,529	*	Spirit Aerosystems Holdings, Inc (Class A)	176,028
1,594		Thor Industries, Inc	48,155
7,580		Trinity Industries, Inc	151,297
4,708	*	TRW Automotive Holdings Corp	134,555
7,184		United Technologies Corp	528,814

		TOTAL TRANSPORTATION EQUIPMENT	15,120,746

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.0%
3,220		GATX Corp	$92,253
1,400		UTI Worldwide, Inc	21,448

		TOTAL TRANSPORTATION SERVICES	113,701

TRUCKING AND WAREHOUSING - 0.0%
3,128		Con-way, Inc	109,855

		TOTAL TRUCKING AND WAREHOUSING	109,855

WATER TRANSPORTATION - 0.3%
4,299		Alexander & Baldwin, Inc	142,082
23,991		Carnival Corp	932,771
5,291		Frontline Ltd	162,063
4,302	*	Kirby Corp	164,121
2,149		Overseas Shipholding Group, Inc	84,305
9,094	*	Royal Caribbean Cruises Ltd	300,011
2,124		Teekay Corp	48,300

		TOTAL WATER TRANSPORTATION	1,833,653

WHOLESALE TRADE-DURABLE GOODS - 0.1%
7,014	*	Arrow Electronics, Inc	211,332
1,015	*	BorgWarner, Inc	38,753
600	*	Emdeon, Inc	9,912
16,413	*	Ingram Micro, Inc (Class A)	288,048
5,411	*	Tech Data Corp	226,721
1,962	*	WESCO International, Inc	68,101

		TOTAL WHOLESALE TRADE-DURABLE GOODS	842,867

WHOLESALE TRADE-NONDURABLE GOODS - 0.4%
8,165		Airgas, Inc	519,457
1,936		Brown-Forman Corp (Class B)	115,095
36,510		Cardinal Health, Inc	1,315,456
5,978	*	Central European Distribution Corp	209,290
11,670	*	Endo Pharmaceuticals Holdings, Inc	276,462
3,330		Terra Industries, Inc	152,381
1,100		Valhi, Inc	21,648

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,609,789

		TOTAL COMMON STOCKS	592,771,371

		(Cost $646,568,626)

RIGHTS / WARRANTS - 0.0%
COMMUNICATIONS - 0.0%
5,846		Clearwire Corp	1,082

		TOTAL COMMUNICATIONS	1,082

		TOTAL RIGHTS / WARRANTS	1,082

		(Cost $0)

		TOTAL INVESTMENTS - 99.6%	592,772,453

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

	(Cost $646,568,626)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	$2,513,394

	NET ASSETS - 100.0%	$595,285,847

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AGRICULTURAL PRODUCTION-CROPS - 0.0%
5,908	*	Chiquita Brands International, Inc	$92,933
406		Griffin Land & Nurseries, Inc (Class A)	11,794

		TOTAL AGRICULTURAL PRODUCTION-CROPS	104,727

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
1,859		Cal-Maine Foods, Inc	63,001
46		Seaboard Corp	59,759

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	122,760

AGRICULTURAL SERVICES - 0.0%
1,229	*	Cadiz, Inc	15,694
1,190		Calavo Growers, Inc	21,706
12,022	*	VCA Antech, Inc	336,977

		TOTAL AGRICULTURAL SERVICES	374,377

AMUSEMENT AND RECREATION SERVICES - 0.6%
7,592	*	Bally Technologies, Inc	307,780
1,281		Churchill Downs, Inc	48,038
2,546		Dover Downs Gaming & Entertainment, Inc	10,082
45,610	*	Electronic Arts, Inc	851,083
4,241		International Speedway Corp (Class A)	109,291
4,461	*	Lakes Entertainment, Inc	10,260
5,678	*	Life Time Fitness, Inc	159,552
19,090	*	Live Nation, Inc	276,805
8,277	*	Madison Square Garden, Inc	179,859
3,462	*	Multimedia Games, Inc	13,502
9,420	*	Penn National Gaming, Inc	261,876
8,480	*	Pinnacle Entertainment, Inc	82,595
2,017		Speedway Motorsports, Inc	31,485
5,599	*	Town Sports International Holdings, Inc	21,892
268,337		Walt Disney Co	9,367,644
7,124	*	Warner Music Group Corp	49,227
7,316	*	WMS Industries, Inc	306,833
2,999		World Wrestling Entertainment, Inc (Class A)	51,883
3,845	*	Youbet.com, Inc	11,304

		TOTAL AMUSEMENT AND RECREATION SERVICES	12,150,991

APPAREL AND ACCESSORY STORES - 0.7%
12,285		Abercrombie & Fitch Co (Class A)	560,687
14,269	*	Aeropostale, Inc	411,375
6,389	*	American Apparel, Inc	19,359
23,834		American Eagle Outfitters, Inc	441,406
8,151	*	AnnTaylor Stores Corp	168,726
4,172		Bebe Stores, Inc	37,131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,950		Brown Shoe Co, Inc	$92,106
3,555		Buckle, Inc	130,682
7,779	*	Carter’s, Inc	234,537
3,849		Cato Corp (Class A)	82,523
16,907	*	Charming Shoppes, Inc	92,312
24,749		Chico’s FAS, Inc	356,881
3,221	*	Children’s Place Retail Stores, Inc	143,496
4,204		Christopher & Banks Corp	33,632
1,964	*	Citi Trends, Inc	63,712
9,023	*	Collective Brands, Inc	205,183
637	*	Destination Maternity Corp	16,345
8,806	*	Dress Barn, Inc	230,365
1,631	*	DSW, Inc (Class A)	41,639
5,689		Finish Line, Inc (Class A)	92,844
21,993		Foot Locker, Inc	330,775
68,123		Gap, Inc	1,574,323
7,323	*	Hot Topic, Inc	47,600
7,017	*	J Crew Group, Inc	322,080
2,673	*	JOS A Bank Clothiers, Inc	146,079
42,877	*	Kohl’s Corp	2,348,801
37,462		Limited Brands, Inc	922,314
5,858	*	Lululemon Athletica, Inc	243,107
4,007	*	New York & Co, Inc	19,194
23,313		Nordstrom, Inc	952,336
9,240	*	Pacific Sunwear Of California, Inc	49,064
18,281		Ross Stores, Inc	977,485
938	*	Rue21, Inc	32,520
1,157	*	Shoe Carnival, Inc	26,449
4,678		Stage Stores, Inc	71,994
3,378	*	Talbots, Inc	43,779
4,477	*	Under Armour, Inc (Class A)	131,669
18,120	*	Urban Outfitters, Inc	689,104
15,235	*	Wet Seal, Inc (Class A)	72,519

		TOTAL APPAREL AND ACCESSORY STORES	12,456,133

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
1,629		Columbia Sportswear Co	85,571
1,824	*	G-III Apparel Group Ltd	50,269
8,139		Guess ?, Inc	382,370
4,199	*	Gymboree Corp	216,794
13,165	*	Hanesbrands, Inc	366,250
12,038		Jones Apparel Group, Inc	228,963
13,842	*	Liz Claiborne, Inc	102,846
2,646	*	Maidenform Brands, Inc	57,815
51,207		Nike, Inc (Class B)	3,763,716
7,324		Phillips-Van Heusen Corp	420,105
7,768		Polo Ralph Lauren Corp (Class A)	660,591
20,544	*	Quiksilver, Inc	97,173
3,698	*	True Religion Apparel, Inc	112,271
12,739		VF Corp	1,021,031
6,503	*	Warnaco Group, Inc	310,258

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	7,876,023

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

AUTO REPAIR, SERVICES AND PARKING - 0.0%
1,247	*	Amerco, Inc	$67,700
4,011	*	Dollar Thrifty Automotive Group, Inc	128,873
26,084	*	Hertz Global Holdings, Inc	260,579
1,859	*	Midas, Inc	20,970
2,587		Monro Muffler, Inc	92,511
7,793		Ryder System, Inc	302,057
1,015	*	Standard Parking Corp	16,666
5,414	*	Wright Express Corp	163,070

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,052,426

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
13,916		Advance Auto Parts	583,359
1,402	*	America’s Car-Mart, Inc	33,816
5,039	*	Asbury Automotive Group, Inc	67,019
10,293	*	Autonation, Inc	186,097
4,362	*	Autozone, Inc	755,019
31,133	*	Carmax, Inc	782,061
9,443	*	Copart, Inc	336,171
2,885	*	Lithia Motors, Inc (Class A)	18,464
19,661	*	O’Reilly Automotive, Inc	820,060
5,305	*	Penske Auto Group, Inc	76,498
4,626	*	Rush Enterprises, Inc (Class A)	61,109
4,809	*	Sonic Automotive, Inc (Class A)	52,899

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,772,572

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.8%
10,284	*	Builders FirstSource, Inc	32,395
18,662		Fastenal Co	895,589
240,399		Home Depot, Inc	7,776,908
208,376		Lowe’s Cos, Inc	5,051,034
2,104	*	Lumber Liquidators, Inc	56,114

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	13,812,040

BUSINESS SERVICES - 7.8%
54,055	*	3Com Corp	415,683
2,405	*	3D Systems Corp	32,828
6,834		Aaron Rents, Inc	227,846
6,481		ABM Industries, Inc	137,397
4,399	*	Acacia Research (Acacia Technologies)	47,641
5,349	*	ACI Worldwide, Inc	110,243
5,931	*	ActivIdentity Corp	16,844
78,878		Activision Blizzard, Inc	951,269
5,452	*	Actuate Corp	30,477
9,202	*	Acxiom Corp	165,084
3,009		Administaff, Inc	64,212
73,662	*	Adobe Systems, Inc	2,605,425
2,263	*	Advent Software, Inc	101,269
7,154		Aircastle Ltd	67,748
24,380	*	Akamai Technologies, Inc	765,776
7,499	*	Alliance Data Systems Corp	479,861

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,004	*	Amdocs Ltd	$843,200
5,223	*	American Reprographics Co	46,850
2,477	*	American Software, Inc (Class A)	14,391
4,573	*	AMICAS, Inc	27,529
4,734	*	AMN Healthcare Services, Inc	41,659
1,050	*	Ancestry.com, Inc	17,798
12,370	*	Ansys, Inc	533,642
3,422	*	APAC Customer Services, Inc	19,677
3,736		Arbitron, Inc	99,602
2,696	*	ArcSight, Inc	75,892
12,249	*	Ariba, Inc	157,400
22,882	*	Art Technology Group, Inc	100,910
1,920	*	Asset Acceptance Capital Corp	12,115
4,788	*	athenahealth, Inc	175,049
32,215	*	Autodesk, Inc	947,765
71,159		Automatic Data Processing, Inc	3,164,440
14,638	*	Avis Budget Group, Inc	168,337
1,044		Barrett Business Services, Inc	14,157
6,434		BGC Partners, Inc (Class A)	39,312
6,389		Blackbaud, Inc	160,939
5,016	*	Blackboard, Inc	208,967
5,570	*	Blue Coat Systems, Inc	172,893
26,621	*	BMC Software, Inc	1,011,598
3,412	*	Bottomline Technologies, Inc	57,424
13,740	*	BPZ Energy, Inc	100,989
6,552		Brady Corp (Class A)	203,898
6,551		Brink’s Co	184,935
6,540	*	Brink’s Home Security Holdings, Inc	278,277
55,441		CA, Inc	1,301,200
4,286	*	CACI International, Inc (Class A)	209,371
36,753	*	Cadence Design Systems, Inc	244,775
1,307	*	CAI International, Inc	16,102
3,314	*	Callidus Software, Inc	12,030
2,039	*	Capella Education Co	189,301
5,162	*	Cavium Networks, Inc	128,327
5,975	*	CBIZ, Inc	39,256
9,472	*	Cerner Corp	805,688
3,010	*	Chordiant Software, Inc	15,261
9,352	*	Ciber, Inc	34,976
25,549	*	Citrix Systems, Inc	1,212,811
6,183	*	Clear Channel Outdoor Holdings, Inc (Class A)	65,602
1,265	*	Clinical Data, Inc	24,541
6,110	*	Cogent Communications Group, Inc	63,605
5,504	*	Cogent, Inc	56,141
5,328		Cognex Corp	98,515
41,244	*	Cognizant Technology Solutions Corp (Class A)	2,102,619
5,731	*	Commvault Systems, Inc	122,357
2,859		Compass Diversified Trust	43,628
2,880	*	Compellent Technologies, Inc	50,544
1,848		Computer Programs & Systems, Inc	72,220
21,761	*	Computer Sciences Corp	1,185,757
1,871	*	Computer Task Group, Inc	13,565

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,662	*	Compuware Corp	$282,761
2,514	*,m	COMSYS IT Partners, Inc	43,945
5,608	*	Concur Technologies, Inc	229,984
3,255	*	Constant Contact, Inc	75,581
13,698	*	Convergys Corp	167,937
2,820	*	CoStar Group, Inc	117,086
4,565	*	CSG Systems International, Inc	95,682
9,755	*	Cybersource Corp	172,078
4,908	*	DealerTrack Holdings, Inc	83,829
3,070	*	Deltek, Inc	23,455
7,126		Deluxe Corp	138,387
2,577	*	Dice Holdings, Inc	19,585
5,309	*	Digital River, Inc	160,863
3,472	*	DivX, Inc	24,860
1,756	*	Double-Take Software, Inc	15,646
5,488		DST Systems, Inc	227,478
1,140	*	Dynamics Research Corp	12,848
3,591	*	DynCorp International, Inc (Class A)	41,261
15,315		Earthlink, Inc	130,790
158,298	*	eBay, Inc	4,266,132
2,829	*	Ebix, Inc	45,179
4,325	*	Echelon Corp	38,795
7,804	*	Eclipsys Corp	155,144
1,933		Electro Rent Corp	25,380
6,974	*	Electronics for Imaging, Inc	81,108
892	*	eLoyalty Corp	5,022
6,284	*	Epicor Software Corp	60,075
5,045	*	EPIQ Systems, Inc	62,709
17,810		Equifax, Inc	637,598
11,329	*	Evergreen Energy, Inc	2,039
2,176	*	ExlService Holdings, Inc	36,296
25,930		Expedia, Inc	647,213
11,087	*	F5 Networks, Inc	681,961
5,899		Factset Research Systems, Inc	432,810
6,810		Fair Isaac Corp	172,565
4,355	*	FalconStor Software, Inc	15,155
46,497		Fidelity National Information Services, Inc	1,089,890
21,959	*	Fiserv, Inc	1,114,639
2,517	*	Forrester Research, Inc	75,686
10,469	*	Gartner, Inc	232,831
4,696	*	Global Cash Access, Inc	38,366
1,775	*	Global Sources Ltd	11,555
33,939	*	Google, Inc (Class A)	19,243,753
2,089	*	GSE Systems, Inc	11,301
3,741	*	H&E Equipment Services, Inc	40,328
4,601	*	Hackett Group, Inc	12,791
6,302		Healthcare Services Group	141,102
5,064		Heartland Payment Systems, Inc	94,190
795	*	HeartWare International, Inc	35,354
2,374		Heidrick & Struggles International, Inc	66,543
3,659	*	HMS Holdings Corp	186,572
3,199		iGate Corp	31,126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,762	*	IHS, Inc (Class A)	$361,564
1,050		Imergent, Inc	7,067
3,643	*	infoGROUP, Inc	28,415
12,359	*	Informatica Corp	331,963
4,735	*	Infospace, Inc	52,322
3,531	*	Innerworkings, Inc	18,361
2,887	*	Innodata Isogen, Inc	11,692
2,229	*	Integral Systems, Inc	21,465
5,115		Interactive Data Corp	163,680
1,427	*	Interactive Intelligence, Inc	26,671
7,643	*	Internap Network Services Corp	42,801
3,738	*	Internet Brands, Inc (Class A)	34,464
5,072	*	Internet Capital Group, Inc	42,858
66,759	*	Interpublic Group of Cos, Inc	555,435
47,143	*	Intuit, Inc	1,618,891
4,489	*	inVentiv Health, Inc	100,823
6,252		Ipass, Inc	7,190
25,443		Iron Mountain, Inc	697,138
11,904		Jack Henry & Associates, Inc	286,410
5,098	*	JDA Software Group, Inc	141,826
74,217	*	Juniper Networks, Inc	2,276,978
3,598	*	Kelly Services, Inc (Class A)	59,943
2,644	*	Kenexa Corp	36,355
1,540		Keynote Systems, Inc	17,541
3,996	*	Kforce, Inc	60,779
4,003	*	Knot, Inc	31,303
6,661	*	Korn/Ferry International	117,567
7,994	*	Lamar Advertising Co (Class A)	274,594
18,620	*	Lawson Software, Inc	123,078
6,364	*	Limelight Networks, Inc	23,292
7,899	*	Lionbridge Technologies	28,673
1,637	*	Liquidity Services, Inc	18,891
5,530	*	Liveperson, Inc	42,415
970	*	LogMeIn, Inc	20,069
4,015	*	Manhattan Associates, Inc	102,302
11,057		Manpower, Inc	631,576
3,157	*	Mantech International Corp (Class A)	154,156
4,509		Marchex, Inc (Class B)	23,041
12,077		Mastercard, Inc (Class A)	3,067,559
21,936	*	McAfee, Inc	880,292
970	*	Medidata Solutions, Inc	14,744
14,953	*	Mentor Graphics Corp	119,923
1,092,235		Microsoft Corp	31,969,719
1,290	*	MicroStrategy, Inc (Class A)	109,740
5,958	*	ModusLink Global Solutions, Inc	50,226
11,124	*	MoneyGram International, Inc	42,382
3,036	*	Monotype Imaging Holdings, Inc	29,540
17,594	*	Monster Worldwide, Inc	292,236
26,528		Moody’s Corp	789,208
22,391	*	Move, Inc	46,797
775	*	NCI, Inc (Class A)	23,428
22,397	*	NCR Corp	309,079

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,940	*	Ness Technologies, Inc	$24,861
5,706	*	NetFlix, Inc	420,760
3,516	*	Netscout Systems, Inc	52,002
2,325	*	NetSuite, Inc	33,806
3,837	*	Network Equipment Technologies, Inc	21,142
7,429		NIC, Inc	58,466
46,711	*	Novell, Inc	279,799
32,072	*	Nuance Communications, Inc	533,678
43,882		Omnicom Group, Inc	1,703,060
5,555	*	On Assignment, Inc	39,607
2,235	*	Online Resources Corp	9,007
404	*	OpenTable, Inc	15,405
1,975		Opnet Technologies, Inc	31,837
541,695		Oracle Corp	13,916,146
16,481	*	Parametric Technology Corp	297,482
2,257		PC-Tel, Inc	13,948
2,161		Pegasystems, Inc	79,957
3,275	*	Perficient, Inc	36,909
2,058	*	Pervasive Software, Inc	10,413
5,962	*	Phase Forward, Inc	77,923
3,088	*	Phoenix Technologies Ltd	9,943
2,403	*	Portfolio Recovery Associates, Inc	131,853
8,077	*	Premiere Global Services, Inc	66,716
5,855	*	Progress Software Corp	184,023
2,595	*	PROS Holdings, Inc	25,639
1,629		QAD, Inc	8,552
3,377		Quality Systems, Inc	207,483
8,926	*	Quest Software, Inc	158,794
1,400	*	QuinStreet, Inc	23,814
9,517	*	Rackspace Hosting, Inc	178,253
3,718	*	Radiant Systems, Inc	53,056
3,200	*	Radisys Corp	28,672
9,251	*	Raser Technologies, Inc	9,251
11,134	*	RealNetworks, Inc	53,777
26,686	*	Red Hat, Inc	781,099
905		Renaissance Learning, Inc	14,688
9,486	*	Rent-A-Center, Inc	224,344
859		Rewards Network, Inc	11,511
3,233	*	RightNow Technologies, Inc	57,741
2,946	*	Riskmetrics Group Inc	66,609
21,550		Robert Half International, Inc	655,767
6,255		Rollins, Inc	135,608
813	*	Rosetta Stone, Inc	19,333
6,668	*	RSC Holdings, Inc	53,077
6,880	*	S1 Corp	40,592
3,078	*	Saba Software, Inc	15,236
15,320	*	Salesforce.com, Inc	1,140,574
11,495		Sapient Corp	105,064
4,274	*	Smith Micro Software, Inc	37,782
4,291	*	Sohu.com, Inc	234,289
1,612	*	SolarWinds, Inc	34,916
7,502	*	SonicWALL, Inc	65,192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,326	*	Sonus Networks, Inc	$71,321
9,604		Sotheby’s (Class A)	298,588
2,972	*	Sourcefire, Inc	68,207
7,596	*	Spherion Corp	60,844
6,086	*	SRA International, Inc (Class A)	126,528
1,632	*	StarTek, Inc	11,342
2,793	*	Stratasys, Inc	68,093
6,442	*	SuccessFactors, Inc	122,656
5,101	*	SupportSoft, Inc	16,680
11,732	*	Sybase, Inc	546,946
5,115	*	SYKES Enterprises, Inc	116,827
115,907	*	Symantec Corp	1,961,146
3,085	*	Synchronoss Technologies, Inc	59,756
2,683	*	SYNNEX Corp	79,309
20,343	*	Synopsys, Inc	455,073
1,826		Syntel, Inc	70,246
10,858		Take-Two Interactive Software, Inc	106,951
1,812		TAL International Group, Inc	36,204
5,477	*	Taleo Corp (Class A)	141,909
1,516	*	TechTarget, Inc	7,929
4,996	*	TeleTech Holdings, Inc	85,332
1,142		Textainer Group Holdings Ltd	24,610
9,239	*	THQ, Inc	64,765
25,040	*	TIBCO Software, Inc	270,182
2,223	*	Tier Technologies, Inc	17,695
3,392	*	TNS, Inc	75,642
22,869		Total System Services, Inc	358,129
3,763	*	TradeStation Group, Inc	26,379
740	*	Travelzoo, Inc	11,107
5,886	*	TrueBlue, Inc	91,233
3,434	*	Ultimate Software Group, Inc	113,150
1,952	*	Unica Corp	17,353
5,963	*	Unisys Corp	208,049
11,245		United Online, Inc	84,113
9,016	*	United Rentals, Inc	84,570
12,132	*	Valueclick, Inc	123,018
3,479	*	Vasco Data Security International	28,702
27,210	*	VeriSign, Inc	707,732
3,430		Viad Corp	70,487
1,678	*	Virtusa Corp	17,300
63,831		Visa, Inc (Class A)	5,810,535
7,173	*	VMware, Inc (Class A)	382,321
1,919	*	Vocus, Inc	32,719
1,051	*	Volt Information Sciences, Inc	10,731
7,684	*	WebMD Health Corp (Class A)	356,384
6,169	*	Websense, Inc	140,468
3,067	*	Website Pros, Inc	16,715
168,575	*	Yahoo!, Inc	2,786,546

		TOTAL BUSINESS SERVICES	140,333,144

CHEMICALS AND ALLIED PRODUCTS - 11.2%
219,025		Abbott Laboratories	11,538,236

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

975	*	Abraxis Bioscience, Inc	$50,456
5,359	*	Acorda Therapeutics, Inc	183,278
1,501	*	Acura Pharmaceuticals, Inc	8,090
5,174	*	Adolor Corp	9,313
29,510		Air Products & Chemicals, Inc	2,182,265
2,680	*	Albany Molecular Research, Inc	22,378
12,910		Albemarle Corp	550,353
12,051		Alberto-Culver Co	315,134
12,405	*	Alexion Pharmaceuticals, Inc	674,460
12,627	*	Alkermes, Inc	163,772
9,823	*	Allos Therapeutics, Inc	72,985
5,021	*	Alnylam Pharmaceuticals, Inc	85,457
3,696	*	AMAG Pharmaceuticals, Inc	129,027
7,330	*	American Oriental Bioengineering, Inc	29,906
3,548		American Vanguard Corp	28,916
143,468	*	Amgen, Inc	8,573,647
1,953	*	Amicus Therapeutics, Inc	6,230
3,485		Arch Chemicals, Inc	119,849
1,901	*	Ardea Biosciences, Inc	34,712
11,017	*	Arena Pharmaceuticals, Inc	34,153
5,311	*	Arqule, Inc	30,591
6,496	*	Array Biopharma, Inc	17,799
2,627	*	ARYx Therapeutics, Inc	2,285
6,448	*	Auxilium Pharmaceuticals, Inc	200,920
8,010	*	AVANIR Pharmaceuticals, Inc	18,583
15,731		Avery Dennison Corp	572,766
10,080	*	AVI BioPharma, Inc	11,995
60,280		Avon Products, Inc	2,041,683
4,730		Balchem Corp	116,595
3,536	*	BioCryst Pharmaceuticals, Inc	23,232
1,225	*	Biodel, Inc	5,231
1,178	*	BioDelivery Sciences International, Inc	4,512
38,623	*	Biogen Idec, Inc	2,215,415
13,945	*	BioMarin Pharmaceuticals, Inc	325,895
1,339	*	BioMimetic Therapeutics, Inc	17,608
489	*	Biospecifics Technologies Corp	13,570
243,055		Bristol-Myers Squibb Co	6,489,569
9,232		Cabot Corp	280,653
4,282	*	Cadence Pharmaceuticals, Inc	39,095
8,243	*	Calgon Carbon Corp	141,120
2,815	*	Cambrex Corp	11,401
1,551	*	Caraco Pharmaceutical Laboratories Ltd	9,290
1,227	*	Cardiovascular Systems, Inc	6,515
22,125		Celanese Corp (Series A)	704,681
65,670	*	Celgene Corp	4,068,913
75,790	*	Cell Therapeutics, Inc	40,980
1,712	*	Celldex Therapeutics, Inc	10,512
10,417	*	Cephalon, Inc	706,064
6,833		CF Industries Holdings, Inc	623,033
9,379	*	Charles River Laboratories International, Inc	368,688
783		Chase Corp	9,881
5,590	*	Chelsea Therapeutics International, Inc	19,845

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,510	*	China Green Agriculture, Inc	$21,140
5,493	*	China Precision Steel, Inc	11,535
1,347	*	China-Biotics, Inc	24,125
9,966		Church & Dwight Co, Inc	667,224
19,686		Clorox Co	1,262,660
70,823		Colgate-Palmolive Co	6,038,368
2,479	*	Cornerstone Therapeutics, Inc	15,742
8,298	*	Cubist Pharmaceuticals, Inc	187,037
1,050	*	Cumberland Pharmaceuticals, Inc	11,057
8,527	*	Curis, Inc	26,178
5,345	*	Cypress Bioscience, Inc	26,191
6,659		Cytec Industries, Inc	311,242
5,699	*	Cytokinetics, Inc	18,237
3,908	*	Cytori Therapeutics, Inc	17,820
18,696	*	Dendreon Corp	681,843
22,234	*	Discovery Laboratories, Inc	11,562
158,350		Dow Chemical Co	4,682,410
128,083		Du Pont (E.I.) de Nemours & Co	4,769,810
10,968	*	Durect Corp	33,014
10,131		Eastman Chemical Co	645,142
33,383		Ecolab, Inc	1,467,183
143,797		Eli Lilly & Co	5,208,327
3,482	*	Elizabeth Arden, Inc	62,676
2,654	*	Emergent Biosolutions, Inc	44,561
8,380	*	Enzon Pharmaceuticals, Inc	85,308
15,669		Estee Lauder Cos (Class A)	1,016,448
3,415	*	Facet Biotech Corp	92,171
1,969		Female Health Co	14,118
12,123		Ferro Corp	106,561
10,255		FMC Corp	620,838
42,582	*	Forest Laboratories, Inc	1,335,372
38,433	*	Genzyme Corp	1,991,982
11,569	*	Geron Corp	65,712
128,470	*	Gilead Sciences, Inc	5,842,816
3,264	*	GTx, Inc	10,902
6,770		H.B. Fuller Co	157,132
8,574	*	Halozyme Therapeutics, Inc	68,506
1,202		Hawkins, Inc	29,088
14,640	*	Hemispherx Biopharma, Inc	10,834
1,088	*	Hi-Tech Pharmacal Co, Inc	24,088
22,648	*	Hospira, Inc	1,283,009
26,450	*	Human Genome Sciences, Inc	798,790
22,849		Huntsman Corp	275,330
4,712		ICO, Inc	38,073
2,716	*	Idenix Pharmaceuticals, Inc	7,659
2,334	*	Idera Pharmaceuticals, Inc	14,494
8,320	*	Idexx Laboratories, Inc	478,816
10,078	*	Immucor, Inc	225,646
6,838	*	Immunogen, Inc	55,319
8,274	*	Impax Laboratories, Inc	147,939
2,700		Innophos Holdings, Inc	75,330
3,236		Innospec, Inc	36,761

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,388	*	Inspire Pharmaceuticals, Inc	$52,341
1,974		Inter Parfums, Inc	29,255
6,243	*	InterMune, Inc	278,251
11,107		International Flavors & Fragrances, Inc	529,471
11,420	*	Inverness Medical Innovations, Inc	444,809
12,481	*	Javelin Pharmaceuticals, Inc	16,100
390,515		Johnson & Johnson	25,461,579
2,233		Kaiser Aluminum Corp	86,127
34,603	*	King Pharmaceuticals, Inc	406,931
2,774		Koppers Holdings, Inc	78,560
4,385	*	KV Pharmaceutical Co (Class A)	7,718
3,337	*	Landec Corp	22,124
1,247	*	Lannett Co, Inc	5,300
24,655	*	Life Technologies Corp	1,288,717
15,504	*	Ligand Pharmaceuticals, Inc (Class B)	27,132
9,519		Lubrizol Corp	873,083
1,410		Mannatech, Inc	4,709
7,953	*	MannKind Corp	52,172
1,008	*	MAP Pharmaceuticals, Inc	16,017
4,727		Martek Biosciences Corp	106,405
7,138	*	Medicines Co	55,962
8,408		Medicis Pharmaceutical Corp (Class A)	211,545
1,710	*	Medifast, Inc	42,972
4,183	*	Medivation, Inc	43,880
432,225		Merck & Co, Inc	16,143,603
5,731		Meridian Bioscience, Inc	116,740
7,758	*	Micromet, Inc	62,685
2,536		Minerals Technologies, Inc	131,466
2,680	*	Molecular Insight Pharmaceuticals, Inc	3,511
5,465	*	Momenta Pharmaceuticals, Inc	81,811
77,352		Monsanto Co	5,524,479
22,213		Mosaic Co	1,349,884
43,076	*	Mylan Laboratories, Inc	978,256
3,069	*	Myriad Pharmaceuticals, Inc	13,872
6,236	*	Nabi Biopharmaceuticals	34,111
19,269		Nalco Holding Co	468,815
1,874	*	Nanosphere, Inc	8,976
7,594	*	NBTY, Inc	364,360
4,035	*	Neurocrine Biosciences, Inc	10,289
1,954	*	NeurogesX, Inc	18,368
1,388		NewMarket Corp	142,950
2,057		NL Industries, Inc	17,649
12,907	*	Novavax, Inc	29,815
5,611	*	NPS Pharmaceuticals, Inc	28,279
1,366	*	Nutraceutical International Corp	20,408
2,100	*	Obagi Medical Products, Inc	25,578
10,869		Olin Corp	213,250
4,120	*	OM Group, Inc	139,586
5,743	*	Omnova Solutions, Inc	45,083
509	*	OncoGenex Pharmaceutical, Inc	10,450
8,783	*	Onyx Pharmaceuticals, Inc	265,949
5,848	*	Opko Health, Inc	11,579

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,344	*	Optimer Pharmaceuticals, Inc	$53,344
6,391	*	OraSure Technologies, Inc	37,899
4,654	*	Orexigen Therapeutics, Inc	27,412
8,230	*	OSI Pharmaceuticals, Inc	490,097
2,607	*	Osiris Therapeutics, Inc	19,292
3,704	*	OXiGENE, Inc	4,556
18,393	*	Pactiv Corp	463,136
3,644	*	Pain Therapeutics, Inc	22,848
5,340	*	Par Pharmaceutical Cos, Inc	132,432
8,023	*	Parexel International Corp	187,016
17,074		PDL BioPharma, Inc	106,030
11,241		Perrigo Co	660,072
3,405		PetMed Express, Inc	75,489
1,142,708		Pfizer, Inc	19,597,442
2,857	*	Pharmasset, Inc	76,568
4,475	*	PharMerica Corp	81,535
14,391	*	PolyOne Corp	147,364
5,536	*	Poniard Pharmaceuticals, Inc	6,366
4,262	*	Pozen, Inc	40,830
23,223		PPG Industries, Inc	1,518,784
43,543		Praxair, Inc	3,614,069
3,916	*	Prestige Brands Holdings, Inc	35,244
413,069		Procter & Gamble Co	26,134,875
4,070	*	Progenics Pharmaceuticals, Inc	21,693
5,549	*	Protalix BioTherapeutics, Inc	36,401
8,956	*	Questcor Pharmaceuticals, Inc	73,708
2,990	*	Quidel Corp	43,475
1,147	*	Repros Therapeutics, Inc	774
2,930	*	Revlon, Inc (Class A)	43,511
6,666	*	Rockwood Holdings, Inc	177,449
18,124		RPM International, Inc	386,766
7,757	*	Salix Pharmaceuticals Ltd	288,948
7,070	*	Santarus, Inc	38,037
4,842	*	Sciclone Pharmaceuticals, Inc	17,092
6,363		Scotts Miracle-Gro Co (Class A)	294,925
11,300	*	Seattle Genetics, Inc	134,922
7,009		Sensient Technologies Corp	203,682
13,999		Sherwin-Williams Co	947,452
3,508	*	SIGA Technologies, Inc	23,258
17,224		Sigma-Aldrich Corp	924,240
18,040	*	Solutia, Inc	290,624
6,845	*	Spectrum Pharmaceuticals, Inc	31,555
13,171	*	StemCells, Inc	15,278
882		Stepan Co	49,295
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	5,212
7,892	*	SuperGen, Inc	25,254
2,171	*	SurModics, Inc	45,461
4,090	*	Synta Pharmaceuticals Corp	17,628
9,868	*	Theravance, Inc	131,442
3,854	*	Ulta Salon Cosmetics & Fragrance, Inc	87,177
6,240	*	Unifi, Inc	22,714
6,602	*	United Therapeutics Corp	365,289

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

804	*	USANA Health Sciences, Inc	$25,254
16,821	*	USEC, Inc	97,057
9,649	*	Valeant Pharmaceuticals International	414,039
13,976		Valspar Corp	412,012
4,018	*	Vanda Pharmaceuticals, Inc	46,368
27,258	*	Vertex Pharmaceuticals, Inc	1,114,034
4,552	*	Vical, Inc	15,295
10,791	*	Viropharma, Inc	147,081
1,490	*	Vitacost.com, Inc	17,955
14,870	*	Watson Pharmaceuticals, Inc	621,120
2,798		Westlake Chemical Corp	72,160
10,076	*	WR Grace & Co	279,710
3,995	*	Xenoport, Inc	36,994
5,270	*	Zymogenetics, Inc	30,197

		TOTAL CHEMICALS AND ALLIED PRODUCTS	203,123,863

COAL MINING - 0.2%
16,939	*	Alpha Natural Resources, Inc	845,087
22,694		Arch Coal, Inc	518,558
4,372	*	Cloud Peak Energy, Inc	72,750
25,515		Consol Energy, Inc	1,088,470
17,564	*	International Coal Group, Inc	80,267
3,917	*	James River Coal Co	62,280
13,606		Massey Energy Co	711,458
37,788		Peabody Energy Corp	1,726,911
1,067	*	Westmoreland Coal Co	13,466

		TOTAL COAL MINING	5,119,247

COMMUNICATIONS - 3.9%
2,177	*	AboveNet, Inc	110,439
7,979		Adtran, Inc	210,247
6,152		Alaska Communications Systems Group, Inc	49,954
56,334	*	American Tower Corp (Class A)	2,400,392
4,276	*	Anixter International, Inc	200,331
15,180	*	AOL, Inc	383,750
7,979	*	Aruba Networks, Inc	108,993
836,215		AT&T, Inc	21,607,796
1,348		Atlantic Tele-Network, Inc	60,566
2,726	*	Audiovox Corp (Class A)	21,208
6,975	*	Brightpoint, Inc	52,522
33,111		Cablevision Systems Corp (Class A)	799,300
3,014	*	Cbeyond Communications, Inc	41,232
85,825		CBS Corp (Class B)	1,196,401
4,837	*	Central European Media Enterprises Ltd (Class A)	141,772
42,496		CenturyTel, Inc	1,506,908
29,898	*	Cincinnati Bell, Inc	101,952
9,726	*	Clearwire Corp (Class A)	69,541
407,149		Comcast Corp (Class A)	7,662,543
3,569		Consolidated Communications Holdings, Inc	67,668
41,053	*	Crown Castle International Corp	1,569,456
1,364	*	Crown Media Holdings, Inc (Class A)	2,619
4,974		CTC Media, Inc	85,652

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,754	*	DG FastChannel, Inc	$87,990
1,993	*	DigitalGlobe, Inc	55,704
139,214	*	DIRECTV	4,706,824
28,041		DISH Network Corp (Class A)	583,814
5,363	*	Equinix, Inc	522,034
727		Fisher Communications, Inc	10,251
44,206		Frontier Communications Corp	328,893
4,740	*	General Communication, Inc (Class A)	27,350
3,031	*	GeoEye, Inc	89,415
4,191	*	Global Crossing Ltd	63,494
11,344		Global Payments, Inc	516,719
1,699		HickoryTech Corp	15,002
1,214	*	Hughes Communications, Inc	33,810
13,616	*	IAC/InterActiveCorp	309,628
3,376	*	inContact, Inc	9,622
4,499		Iowa Telecommunications Services, Inc	75,133
6,474	*	j2 Global Communications, Inc	151,492
3,973	*	Knology, Inc	53,397
9,349	*	Leap Wireless International, Inc	152,950
226,958	*	Level 3 Communications, Inc	367,672
37,151	*	Liberty Global, Inc (Class A)	1,083,323
12,140	*	Liberty Media Corp - Capital (Series A)	441,532
7,222	*	Liberty Media Corp-Starz	394,899
84,148	*	Liberty Media Holding Corp (Interactive A)	1,288,306
4,679	*	Lin TV Corp (Class A)	26,904
3,457	*	Lodgenet Entertainment Corp	24,095
7,267	*	Mastec, Inc	91,637
5,223	*	Mediacom Communications Corp (Class A)	31,077
35,832	*	MetroPCS Communications, Inc	253,691
10,326	*	NeuStar, Inc (Class A)	260,215
4,671	*	Neutral Tandem, Inc	74,643
23,402	*	NII Holdings, Inc (Class B)	974,927
3,784	*	Novatel Wireless, Inc	25,466
4,172		NTELOS Holdings Corp	74,220
14,590	*	PAETEC Holding Corp	68,281
352		Preformed Line Products Co	13,429
208,023		Qwest Communications International, Inc	1,085,880
4,439	*	RCN Corp	66,940
5,036	*	SAVVIS, Inc	83,094
16,231	*	SBA Communications Corp (Class A)	585,452
2,969		Shenandoah Telecom Co	55,817
6,035	*	Sinclair Broadcast Group, Inc (Class A)	30,658
400,252	*	Sprint Nextel Corp	1,520,958
1,849	*	SureWest Communications	15,883
2,721	*	Switch & Data Facilities Co, Inc	48,325
9,841	*	Syniverse Holdings, Inc	191,604
5,121	*	TeleCommunication Systems, Inc (Class A)	37,537
12,811		Telephone & Data Systems, Inc	433,652
7,248	*	Terremark Worldwide, Inc	50,808
49,550		Time Warner Cable, Inc	2,641,511
15,456	*	TiVo, Inc	264,607
2,320	*	US Cellular Corp	96,002

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,015		USA Mobility, Inc	$38,200
402,620		Verizon Communications, Inc	12,489,272
62,979		Windstream Corp	685,841

		TOTAL COMMUNICATIONS	72,161,122

DEPOSITORY INSTITUTIONS - 7.6%
2,280		1st Source Corp	40,014
2,809		Abington Bancorp, Inc	22,191
551		Alliance Financial Corp	16,243
764		American National Bankshares, Inc	15,395
2,628		Ameris Bancorp	23,731
726		Ames National Corp	14,556
1,929		Arrow Financial Corp	51,871
24,311		Associated Banc-Corp	335,492
12,055		Astoria Financial Corp	174,798
318		Auburn National Bancorporation, Inc	6,567
1,008		Bancfirst Corp	42,245
3,673		Banco Latinoamericano de Exportaciones S.A. (Class E)	52,744
494		Bancorp Rhode Island, Inc	13,511
11,837		Bancorpsouth, Inc	248,104
5,954		Bank Mutual Corp	38,701
1,408,188		Bank of America Corp	25,136,155
6,838		Bank of Hawaii Corp	307,368
403		Bank of Kentucky Financial Corp	8,036
655		Bank of Marin Bancorp	21,667
168,933		Bank of New York Mellon Corp	5,216,650
2,293		Bank of the Ozarks, Inc	80,691
2,457		BankFinancial Corp	22,531
7,572		Banner Corp	29,076
385		Bar Harbor Bankshares	11,743
97,087		BB&T Corp	3,144,647
5,063	*	Beneficial Mutual Bancorp, Inc	47,997
2,275		Berkshire Hills Bancorp, Inc	41,701
2,983		BOK Financial Corp	156,429
10,185		Boston Private Financial Holdings, Inc	75,063
1,513		Bridge Bancorp, Inc	35,404
8,565		Brookline Bancorp, Inc	91,132
67		Brooklyn Federal Bancorp, Inc	563
754		Bryn Mawr Bank Corp	13,685
909		Camden National Corp	29,188
1,241		Capital City Bank Group, Inc	17,684
2,891		Capitol Federal Financial	108,297
3,088		Cardinal Financial Corp	32,980
1,318		Cass Information Systems, Inc	41,056
11,110		Cathay General Bancorp	129,432
1,535		Center Bancorp, Inc	12,756
2,626		Centerstate Banks of Florida, Inc	32,169
4,864	*	Central Pacific Financial Corp	8,172
488		Century Bancorp, Inc	9,370
3,295		Chemical Financial Corp	77,828
859	*	Chicopee Bancorp, Inc	10,909
2,676,033	*	Citigroup, Inc	10,837,933

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,474		Citizens & Northern Corp	$18,499
511		Citizens Holding Co	12,611
55,989	*	Citizens Republic Bancorp, Inc	66,067
2,396		City Holding Co	82,159
6,012		City National Corp	324,468
988		Clifton Savings Bancorp, Inc	9,159
1,130		CNB Financial Corp	17,447
5,107		CoBiz, Inc	31,817
3,700		Columbia Banking System, Inc	75,147
24,890		Comerica, Inc	946,816
9,501		Commerce Bancshares, Inc	390,871
5,126		Community Bank System, Inc	116,770
1,903		Community Trust Bancorp, Inc	51,552
7,320		Cullen/Frost Bankers, Inc	408,456
11,837		CVB Financial Corp	117,541
3,601		Dime Community Bancshares	45,481
3,980	*	Dollar Financial Corp	95,759
1,353	*	Eagle Bancorp, Inc	16,033
15,637		East West Bancorp, Inc	272,397
641		Enterprise Bancorp, Inc	7,827
844		Enterprise Financial Services Corp	9,335
1,184		ESB Financial Corp	15,262
3,464		ESSA Bancorp, Inc	43,439
6,781	*	Euronet Worldwide, Inc	124,974
1,176		Farmers Capital Bank Corp	10,078
112,335		Fifth Third Bancorp	1,526,633
1,693		Financial Institutions, Inc	24,752
1,953		First Bancorp (NC)	26,405
12,995		First Bancorp (Puerto Rico)	31,318
1,005		First Bancorp, Inc	16,020
9,041		First Busey Corp	39,961
859		First Citizens Bancshares, Inc (Class A)	170,735
11,249		First Commonwealth Financial Corp	75,481
1,051		First Community Bancshares, Inc	13,001
1,089		First Defiance Financial Corp	11,021
8,347		First Financial Bancorp	148,493
3,191		First Financial Bankshares, Inc	164,496
1,481		First Financial Corp	42,890
1,499		First Financial Holdings, Inc	22,575
2,512		First Financial Northwest, Inc	17,157
1,024		First Financial Service Corp	8,960
31,374	*	First Horizon National Corp	440,806
3,771		First Merchants Corp	26,246
12,221		First Midwest Bancorp, Inc	165,595
26,615		First Niagara Financial Group, Inc	378,465
710		First of Long Island Corp	17,111
833		First South Bancorp, Inc	10,413
12,311		FirstMerit Corp	265,548
5,522	*	Flagstar Bancorp, Inc	3,313
4,061		Flushing Financial Corp	51,412
15,350		FNB Corp	124,489
189	*	Fox Chase Bancorp, Inc	2,043

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,480		Fulton Financial Corp	$249,451
1,498		German American Bancorp, Inc	22,665
10,122		Glacier Bancorp, Inc	154,158
1,379		Great Southern Bancorp, Inc	30,945
9,569	*	Guaranty Bancorp	15,215
11,529		Hampton Roads Bankshares, Inc	17,985
3,938		Hancock Holding Co	164,648
5,420		Harleysville National Corp	36,314
1,473		Heartland Financial USA, Inc	23,524
736	*	Heritage Financial Corp	11,106
1,143	*	Home Bancorp, Inc	16,002
2,187		Home Bancshares, Inc	57,824
2,234		Home Federal Bancorp, Inc	32,415
66,048		Hudson City Bancorp, Inc	935,240
101,053		Huntington Bancshares, Inc	542,655
3,694		IBERIABANK Corp	221,677
2,553		Independent Bank Corp	62,957
7,042		International Bancshares Corp	161,896
6,733	*	Investors Bancorp, Inc	88,876
561,510		JPMorgan Chase & Co	25,127,572
2,959		Kearny Financial Corp	30,862
124,137		Keycorp	962,062
2,793		Lakeland Bancorp, Inc	24,718
1,659		Lakeland Financial Corp	31,604
1,013		Legacy Bancorp, Inc	9,613
10,757		M&T Bank Corp	853,891
5,633		MainSource Financial Group, Inc	37,910
74,147		Marshall & Ilsley Corp	596,883
7,072		MB Financial, Inc	159,332
641		Merchants Bancshares, Inc	13,916
1,281	*	Meridian Interstate Bancorp, Inc	13,322
602		Midsouth Bancorp, Inc	9,933
4,655	*	Nara Bancorp, Inc	40,778
447		NASB Financial, Inc	10,335
945		National Bankshares, Inc	25,751
17,976		National Penn Bancshares, Inc	124,034
4,919		NBT Bancorp, Inc	112,399
4,208	*	Net 1 UEPS Technologies, Inc	77,385
60,082		New York Community Bancorp, Inc	993,756
15,313		NewAlliance Bancshares, Inc	193,250
824		Northeast Community Bancorp, Inc	5,925
34,382		Northern Trust Corp	1,899,948
3,034		Northfield Bancorp, Inc	43,932
792		Northrim BanCorp, Inc	13,527
6,262		Northwest Bancshares, Inc	73,516
243		Norwood Financial Corp	6,561
967		OceanFirst Financial Corp	10,985
518		Ohio Valley Banc Corp	11,158
11,778		Old National Bancorp	140,747
2,274		Old Second Bancorp, Inc	14,986
1,600	*	OmniAmerican Bancorp, Inc	18,448
4,007		Oriental Financial Group, Inc	54,095

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,470		Oritani Financial Corp	$23,623
651		Orrstown Financial Services, Inc	16,516
7,129		Pacific Capital Bancorp	12,903
1,291		Pacific Continental Corp	13,556
3,708		PacWest Bancorp	84,617
1,667		Park National Corp	103,871
984		Peapack Gladstone Financial Corp	15,459
502		Penns Woods Bancorp, Inc	16,842
562	*	Pennsylvania Commerce Bancorp, Inc	7,739
1,601		Peoples Bancorp, Inc	26,384
494		Peoples Financial Corp	7,395
52,771		People’s United Financial, Inc	825,338
4,623	*	Pinnacle Financial Partners, Inc	69,854
72,948		PNC Financial Services Group, Inc	4,354,995
91,141		Popular, Inc	265,220
12,680		Premierwest Bancorp	5,706
7,449		PrivateBancorp, Inc	102,051
6,559		Prosperity Bancshares, Inc	268,919
8,135		Provident Financial Services, Inc	96,807
6,951		Provident New York Bancorp	65,895
163,353		Regions Financial Corp	1,282,321
3,016		Renasant Corp	48,799
1,611		Republic Bancorp, Inc (Class A)	30,351
1,003	*	Republic First Bancorp, Inc	3,882
1,039		Rockville Financial, Inc	12,665
2,561		Roma Financial Corp	32,115
3,745		S&T Bancorp, Inc	78,271
2,172		S.Y. Bancorp, Inc	49,413
3,309		Sandy Spring Bancorp, Inc	49,635
501	*	Santander BanCorp	6,147
1,830		SCBT Financial Corp	67,783
961		Shore Bancshares, Inc	13,694
1,188		Sierra Bancorp	15,313
5,823	*	Signature Bank	215,742
2,448		Simmons First National Corp (Class A)	67,491
2,696		Smithtown Bancorp, Inc	11,134
30,009		South Financial Group, Inc	20,745
1,805		Southside Bancshares, Inc	38,934
2,001		Southwest Bancorp, Inc	16,548
1,608		State Bancorp, Inc	12,655
69,736		State Street Corp	3,147,882
2,664		StellarOne Corp	35,618
3,730		Sterling Bancorp	37,487
14,521		Sterling Bancshares, Inc	81,027
5,912	*	Sterling Financial Corp	3,370
1,049		Suffolk Bancorp	32,215
1,445	*	Sun Bancorp, Inc	5,693
70,464		SunTrust Banks, Inc	1,887,730
18,326		Susquehanna Bancshares, Inc	179,778
5,719	*	SVB Financial Group	266,849
61,110		Synovus Financial Corp	201,052
19,223		TCF Financial Corp	306,415

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,698		Territorial Bancorp, Inc	$32,313
4,814	*	Texas Capital Bancshares, Inc	91,418
13,633		TFS Financial Corp	182,001
4,383	*	The Bancorp, Inc	39,009
1,240		Tompkins Trustco, Inc	45,235
456		Tower Bancorp, Inc	12,207
2,424		TowneBank	33,839
1,485		Trico Bancshares	29,552
10,108		Trustco Bank Corp NY	62,366
9,356		Trustmark Corp	228,567
4,554		UMB Financial Corp	184,892
13,514		Umpqua Holdings Corp	179,196
2,580		Union Bankshares Corp	38,958
5,148		United Bankshares, Inc	134,981
12,453	*	United Community Banks, Inc	54,918
3,555		United Financial Bancorp, Inc	49,699
803		United Security Bancshares	12,021
2,320		Univest Corp of Pennsylvania	43,361
268,977		US Bancorp	6,961,124
21,662		Valley National Bancorp	332,945
1,550		ViewPoint Financial Group	25,126
1,303		Washington Banking Co	16,405
15,650		Washington Federal, Inc	318,008
1,910		Washington Trust Bancorp, Inc	35,602
2,390	*	Waterstone Financial, Inc	8,652
9,164		Webster Financial Corp	160,278
733,887		Wells Fargo & Co	22,838,562
3,261		WesBanco, Inc	53,024
1,895		West Bancorporation, Inc	12,469
4,185		Westamerica Bancorporation	241,265
7,604	*	Western Alliance Bancorp	43,267
99,020		Western Union Co	1,679,379
4,762		Westfield Financial, Inc	43,763
13,044		Whitney Holding Corp	179,877
713		Wilber Corp	4,670
12,871		Wilmington Trust Corp	213,272
1,868		Wilshire Bancorp, Inc	20,604
4,252		Wintrust Financial Corp	158,217
655		WSFS Financial Corp	25,545
4,096		Yadkin Valley Financial Corp	17,613
22,071		Zions Bancorporation	481,589

		TOTAL DEPOSITORY INSTITUTIONS	138,576,699

EATING AND DRINKING PLACES - 1.1%
3,123	*	AFC Enterprises	33,510
1,799	*	Benihana, Inc	11,694
2,824	*	BJ’s Restaurants, Inc	65,799
4,326		Bob Evans Farms, Inc	133,717
14,259		Brinker International, Inc	274,914
2,573	*	Buffalo Wild Wings, Inc	123,787
15,928		Burger King Holdings, Inc	338,629
2,835	*	California Pizza Kitchen, Inc	47,600

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,372	*	Carrols Restaurant Group, Inc	$9,330
3,150		CBRL Group, Inc	146,097
3,118	*	CEC Entertainment, Inc	118,765
8,134	*	Cheesecake Factory	220,106
4,496	*	Chipotle Mexican Grill, Inc (Class A)	506,564
6,458		CKE Restaurants, Inc	71,490
19,352		Darden Restaurants, Inc	861,938
16,676	*	Denny’s Corp	64,036
840	*	Diedrich Coffee, Inc	29,232
2,523	*	DineEquity, Inc	99,734
5,193	*	Domino’s Pizza, Inc	70,833
640	*	Einstein Noah Restaurant Group, Inc	7,776
275		Frisch’s Restaurants, Inc	6,078
8,056	*	Jack in the Box, Inc	189,719
9,855	*	Krispy Kreme Doughnuts, Inc	39,617
1,566	*	Landry’s Restaurants, Inc	28,063
2,349	*	Luby’s, Inc	9,255
2,024	*	McCormick & Schmick’s Seafood Restaurants, Inc	20,382
156,377		McDonald’s Corp	10,433,472
2,014	*	O’Charleys, Inc	18,005
3,187	*	Papa John’s International, Inc	81,938
3,581	*	PF Chang’s China Bistro, Inc	158,030
1,902	*	Red Robin Gourmet Burgers, Inc	46,485
10,085	*	Ruby Tuesday, Inc	106,598
3,757	*	Ruth’s Chris Steak House, Inc	19,912
8,466	*	Sonic Corp	93,549
103,494	*	Starbucks Corp	2,511,798
144	*	Steak N Shake Co	54,903
7,333	*	Texas Roadhouse, Inc (Class A)	101,855
51,694		Wendy’s/Arby’s Group, Inc (Class A)	258,470
64,904		Yum! Brands, Inc	2,487,770

		TOTAL EATING AND DRINKING PLACES	19,901,450

EDUCATIONAL SERVICES - 0.2%
2,600	*	American Public Education, Inc	121,160
18,666	*	Apollo Group, Inc (Class A)	1,144,040
970	*	Archipelago Learning, Inc	14,143
1,909	*	Bridgepoint Education, Inc	46,923
9,833	*	Career Education Corp	311,116
4,094	*	ChinaCast Education Corp	29,927
11,566	*	Corinthian Colleges, Inc	203,446
8,771		DeVry, Inc	571,870
3,129	*	Education Management Corp	68,525
2,132	*	Grand Canyon Education, Inc	55,730
5,392	*	ITT Educational Services, Inc	606,493
3,192	*	K12, Inc	70,894
960	*	Learning Tree International, Inc	13,507
1,401	*	Lincoln Educational Services Corp	35,445
1,835	*	Princeton Review, Inc	6,404
2,066		Strayer Education, Inc	503,112
2,827	*	Universal Technical Institute, Inc	64,512

		TOTAL EDUCATIONAL SERVICES	3,867,247

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.0%
94,143	*	AES Corp	$1,035,573
10,902		AGL Resources, Inc	421,362
23,633		Allegheny Energy, Inc	543,559
4,154		Allete, Inc	139,076
15,611		Alliant Energy Corp	519,222
33,363		Ameren Corp	870,107
2,432		American Ecology Corp	39,155
67,039		American Electric Power Co, Inc	2,291,393
2,590		American States Water Co	89,873
8,956		American Water Works Co, Inc	194,883
19,210		Aqua America, Inc	337,520
832		Artesian Resources Corp	14,693
13,006		Atmos Energy Corp	371,581
7,862		Avista Corp	162,822
5,240		Black Hills Corp	159,034
3,097		California Water Service Group	116,478
46,715	*	Calpine Corp	555,441
55,042		Centerpoint Energy, Inc	790,403
1,581		Central Vermont Public Service Corp	31,889
2,316		CH Energy Group, Inc	94,585
1,802		Chesapeake Utilities Corp	53,700
4,962	*	Clean Energy Fuels Corp	113,034
3,080	*	Clean Harbors, Inc	171,125
8,616		Cleco Corp	228,755
32,009		CMS Energy Corp	494,859
1,994		Connecticut Water Service, Inc	46,400
39,057		Consolidated Edison, Inc	1,739,599
1,590		Consolidated Water Co, Inc	21,592
25,731		Constellation Energy Group, Inc	903,415
18,273	*	Covanta Holding Corp	304,428
8,792		Crosstex Energy, Inc	76,402
84,359		Dominion Resources, Inc	3,467,999
18,247		DPL, Inc	496,136
23,130		DTE Energy Co	1,031,598
181,719		Duke Energy Corp	2,965,654
67,600	*	Dynegy, Inc (Class A)	85,176
45,995		Edison International	1,571,649
99,014		El Paso Corp	1,073,312
6,168	*	El Paso Electric Co	127,061
5,483		Empire District Electric Co	98,804
9,992		Energen Corp	464,928
10,152		EnergySolutions, Inc	65,277
2,019	*	EnerNOC, Inc	59,924
27,840		Entergy Corp	2,264,784
93,215		Exelon Corp	4,083,750
43,113		FirstEnergy Corp	1,685,287
57,770		FPL Group, Inc	2,792,024
18,836		Great Plains Energy, Inc	349,785
12,548		Hawaiian Electric Industries, Inc	281,703
6,731		Idacorp, Inc	233,027

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,653		Integrys Energy Group, Inc	$504,739
7,039		ITC Holdings Corp	387,145
3,268		Laclede Group, Inc	110,197
25,966		MDU Resources Group, Inc	560,346
3,980		MGE Energy, Inc	140,733
1,596		Middlesex Water Co	27,212
19,702	*	Mirant Corp	213,964
9,992		National Fuel Gas Co	505,096
6,604		New Jersey Resources Corp	248,046
6,430		Nicor, Inc	269,546
38,772		NiSource, Inc	612,598
24,713		Northeast Utilities	683,067
3,757		Northwest Natural Gas Co	175,076
5,139		NorthWestern Corp	137,777
37,464	*	NRG Energy, Inc	782,998
15,726		NSTAR	557,015
32,694		NV Energy, Inc	403,117
13,558		OGE Energy Corp	527,949
14,858		Oneok, Inc	678,268
2,730		Ormat Technologies, Inc	76,822
5,019		Otter Tail Corp	110,217
563		Pennichuck Corp	13,236
30,693		Pepco Holdings, Inc	526,385
6,766	*	Perma-Fix Environmental Services	15,156
51,972		PG&E Corp	2,204,652
3,048	*	Pico Holdings, Inc	113,355
10,556		Piedmont Natural Gas Co, Inc	291,134
1,814	*	Pike Electric Corp	16,906
14,259		Pinnacle West Capital Corp	537,992
12,075		PNM Resources, Inc	151,300
10,765		Portland General Electric Co	207,872
53,084		PPL Corp	1,470,958
39,399		Progress Energy, Inc	1,550,745
71,819		Public Service Enterprise Group, Inc	2,120,097
24,577		Questar Corp	1,061,726
47,577	*	Reliant Energy, Inc	175,559
45,454		Republic Services, Inc	1,319,075
1,849		Resource America, Inc (Class A)	8,875
17,190		SCANA Corp	646,172
34,609		Sempra Energy	1,726,989
1,705		SJW Corp	43,341
5,097		South Jersey Industries, Inc	214,023
110,827		Southern Co	3,675,024
15,706		Southern Union Co	398,461
5,995		Southwest Gas Corp	179,370
2,230		Southwest Water Co	23,281
12,407	*	Stericycle, Inc	676,182
30,042		TECO Energy, Inc	477,367
15,306		UGI Corp	406,221
4,276		UIL Holdings Corp	117,590
5,026		Unisource Energy Corp	158,017
1,413		Unitil Corp	32,852

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,509		Vectren Corp	$284,502
11,312	*	Waste Connections, Inc	384,156
70,796		Waste Management, Inc	2,437,506
2,127	*	Waste Services, Inc	21,036
15,387		Westar Energy, Inc	343,130
7,142		WGL Holdings, Inc	247,470
81,917		Williams Cos, Inc	1,892,284
16,900		Wisconsin Energy Corp	835,029
64,335		Xcel Energy, Inc	1,363,902
1,526		York Water Co	20,983

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	72,231,675

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.5%
3,958	*	A123 Systems, Inc	54,383
5,323	*	Acme Packet, Inc	102,627
4,401	*	Actel Corp	60,954
6,161		Acuity Brands, Inc	260,056
16,358	*	Adaptec, Inc	53,491
13,664	*	ADC Telecommunications, Inc	99,884
7,481	*	Advanced Analogic Technologies, Inc	26,109
10,147	*	Advanced Battery Technologies, Inc	39,573
5,117	*	Advanced Energy Industries, Inc	84,738
78,691	*	Advanced Micro Devices, Inc	729,466
3,853	*	Airvana, Inc	29,514
41,444		Altera Corp	1,007,504
6,057	*	American Superconductor Corp	175,047
15,157		Ametek, Inc	628,409
14,752	*	Amkor Technology, Inc	104,297
24,177		Amphenol Corp (Class A)	1,020,027
7,675	*	Anadigics, Inc	37,301
41,816		Analog Devices, Inc	1,205,137
126,492	*	Apple Computer, Inc	29,716,765
9,280	*	Applied Micro Circuits Corp	80,086
2,430		Applied Signal Technology, Inc	47,579
17,267	*	Arris Group, Inc	207,377
3,554	*	Ascent Solar Technologies, Inc	13,683
9,529	*	Atheros Communications, Inc	368,868
64,055	*	Atmel Corp	322,197
4,520	*	ATMI, Inc	87,281
21,310	*	Avnet, Inc	639,300
7,123		AVX Corp	101,147
1,790		AZZ, Inc	60,592
6,566		Baldor Electric Co	245,568
1,249		Bel Fuse, Inc (Class B)	25,167
8,886	*	Benchmark Electronics, Inc	184,296
4,790	*	BigBand Networks, Inc	16,909
69,728		Broadcom Corp (Class A)	2,313,575
3,368	*	Ceradyne, Inc	76,420
2,407	*	Ceva, Inc	28,066
4,959	*	Checkpoint Systems, Inc	109,693
8,112	*	China BAK Battery, Inc	19,550
6,794	*	China Security & Surveillance Technology, Inc	52,246

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,840	*	China TransInfo Technology Corp	$12,402
12,730	*	Ciena Corp	194,005
817,428	*	Cisco Systems, Inc	21,277,650
3,917	*	Comtech Telecommunications Corp	125,305
290	*	CPI International, Inc	3,845
14,572	*	Cree, Inc	1,023,246
4,064		CTS Corp	38,283
2,265		Cubic Corp	81,540
22,110	*	Cypress Semiconductor Corp	254,265
1,723	*	DDi Corp	9,769
242,694	*	Dell, Inc	3,642,837
4,580	*	Diodes, Inc	102,592
7,435	*	Dolby Laboratories, Inc (Class A)	436,211
3,224	*	DSP Group, Inc	26,856
2,751	*	DTS, Inc	93,644
23,386		Eaton Corp	1,771,957
5,279	*	EchoStar Corp (Class A)	107,058
3,729	*	Electro Scientific Industries, Inc	47,768
8,233	*	EMCORE Corp	9,962
2,527	*	EMS Technologies, Inc	41,948
9,782	*	Energizer Holdings, Inc	613,918
8,798	*	Energy Conversion Devices, Inc	68,888
5,695	*	EnerSys	140,439
8,938	*	Entropic Communications, Inc	45,405
29,126	*	Evergreen Solar, Inc	32,912
6,578	*	Exar Corp	46,375
7,690	*	Exide Technologies	44,218
16,727	*	Fairchild Semiconductor International, Inc	178,143
7,228	*	First Solar, Inc	886,514
3,393		Franklin Electric Co, Inc	101,756
10,745	*	FuelCell Energy, Inc	30,301
2,600	*	Generac Holdings, Inc	36,426
2,251	*	Globecomm Systems, Inc	17,310
2,050	*	GP Strategies Corp	17,138
16,964	*	GrafTech International Ltd	231,898
3,488	*	Greatbatch, Inc	73,911
2,225	*	GSI Technology, Inc	10,369
4,994	*	GT Solar International, Inc	26,119
9,641		Harman International Industries, Inc	451,006
12,907	*	Harmonic, Inc	81,443
18,688		Harris Corp	887,493
8,219	*	Harris Stratex Networks, Inc (Class A)	54,492
4,042	*	Helen of Troy Ltd	105,335
338,957		Hewlett-Packard Co	18,015,564
13,028	*	Hexcel Corp	188,124
3,483	*	Hittite Microwave Corp	153,148
3,423	*	Imation Corp	37,687
11,760	*	Infinera Corp	100,195
22,368	*	Integrated Device Technology, Inc	137,116
791,571		Intel Corp	17,620,369
6,151	*	InterDigital, Inc	171,367
10,169	*	International Rectifier Corp	232,870

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,414		Intersil Corp (Class A)	$257,031
3,135	*	IPG Photonics Corp	46,398
2,523	*	iRobot Corp	38,249
3,943	*	IXYS Corp	33,673
29,765	*	JDS Uniphase Corp	372,955
16,995		L-3 Communications Holdings, Inc	1,557,252
15,824	*	Lattice Semiconductor Corp	58,074
5,925		Lincoln Electric Holdings, Inc	321,905
32,595		Linear Technology Corp	921,787
2,913	*	Littelfuse, Inc	110,723
1,449	*	Loral Space & Communications, Inc	50,889
2,512		LSI Industries, Inc	17,132
90,548	*	LSI Logic Corp	554,154
72,724	*	Marvell Technology Group Ltd	1,482,115
43,034		Maxim Integrated Products, Inc	834,429
3,047	*	Maxwell Technologies, Inc	37,752
31,208	*	MEMC Electronic Materials, Inc	478,419
3,157	*	Mercury Computer Systems, Inc	43,314
4,378		Methode Electronics, Inc	43,342
6,440		Micrel, Inc	68,650
25,812		Microchip Technology, Inc	726,866
119,736	*	Micron Technology, Inc	1,244,057
11,323	*	Microsemi Corp	196,341
5,326	*	Microtune, Inc	14,540
10,346	*	Microvision, Inc	29,176
5,410	*	MIPS Technologies, Inc	24,129
18,367		Molex, Inc	383,136
4,982	*	Monolithic Power Systems, Inc	111,099
6,307	*	Moog, Inc (Class A)	223,394
325,126	*	Motorola, Inc	2,282,385
1,559	*	Multi-Fineline Electronix, Inc	40,160
731		National Presto Industries, Inc	86,923
32,398		National Semiconductor Corp	468,151
46,983	*	NetApp, Inc	1,529,766
7,462	*	Netlogic Microsystems, Inc	219,607
13,833	*	Novellus Systems, Inc	345,825
2,240	*	NV IntelliMedia Technology Group, Inc	8,602
527	*	NVE Corp	23,873
76,927	*	Nvidia Corp	1,336,991
6,974	*	Omnivision Technologies, Inc	119,813
58,647	*	ON Semiconductor Corp	469,176
11,289	*	Openwave Systems, Inc	25,965
2,849	*	Oplink Communications, Inc	52,820
4,847	*	OpNext, Inc	11,439
3,453	*	Orion Energy Systems, Inc	16,920
2,078	*	OSI Systems, Inc	58,288
2,847		Park Electrochemical Corp	81,823
5,789	*	Parkervision, Inc	9,841
3,317	*	Pericom Semiconductor Corp	35,525
9,066	*	Photronics, Inc	46,146
6,590		Plantronics, Inc	206,135
5,428	*	Plexus Corp	195,571

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,641	*	PLX Technology, Inc	$24,458
31,069	*	PMC - Sierra, Inc	277,135
11,724	*	Polycom, Inc	358,520
3,156	*	Polypore International, Inc	55,104
1,236	*	Powell Industries, Inc	40,207
3,137		Power Integrations, Inc	129,244
10,718	*	Power-One, Inc	45,230
19,437	*	Powerwave Technologies, Inc	24,296
16,847	*	QLogic Corp	341,994
234,586		Qualcomm, Inc	9,850,265
14,572	*	Rambus, Inc	318,398
2,153		Raven Industries, Inc	63,492
5,093		Regal-Beloit Corp	302,575
37,454	*	RF Micro Devices, Inc	186,521
2,710	*	Rogers Corp	78,617
1,803	*	Rubicon Technology, Inc	36,421
32,041	*	SanDisk Corp	1,109,580
9,388	*	SatCon Technology Corp	22,813
4,359	*	Seachange International, Inc	31,298
8,740	*	Semtech Corp	152,338
5,142	*	ShoreTel, Inc	33,989
10,956	*	Silicon Image, Inc	33,087
6,351	*	Silicon Laboratories, Inc	302,752
9,733	*	Silicon Storage Technology, Inc	29,588
23,368	*	Skyworks Solutions, Inc	364,541
5,208	*	Smart Modular Technologies WWH, Inc	40,154
1,646	*	Spectrum Control, Inc	19,242
3,453	*	Standard Microsystems Corp	80,386
2,647	*	Stoneridge, Inc	26,179
13,667	*	Sunpower Corp (Class A)	258,306
2,133	*	Supertex, Inc	54,583
2,625		Sycamore Networks, Inc	52,789
5,066	*	Symmetricom, Inc	29,535
4,642	*	Synaptics, Inc	128,166
6,326		Technitrol, Inc	33,401
2,255	*	Techwell, Inc	42,169
9,396	*	Tekelec	170,631
5,681		Teleflex, Inc	363,982
55,217		Tellabs, Inc	417,993
6,868	*	Tessera Technologies, Inc	139,283
180,248		Texas Instruments, Inc	4,410,668
7,362	*	Thomas & Betts Corp	288,885
6,393	*	Trident Microsystems, Inc	11,124
19,886	*	Triquint Semiconductor, Inc	139,202
5,908	*	TTM Technologies, Inc	52,463
2,681	*	Ultralife Corp	10,751
37	*	United Capital Corp	878
3,653	*	Universal Display Corp	42,996
1,898	*	Universal Electronics, Inc	42,401
6,822	*	US Geothermal, Inc	6,208
16,690	*	Utstarcom, Inc	46,565
5,804	*	Valence Technology, Inc	4,933

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,344	*	Varian Semiconductor Equipment Associates, Inc	$342,593
5,726	*	Viasat, Inc	198,177
2,713	*	Vicor Corp	37,467
2,098	*	Virage Logic Corp	16,490
26,339	*	Vishay Intertechnology, Inc	269,448
2,910	*	Volterra Semiconductor Corp	73,041
10,431		Whirlpool Corp	910,105
2,400	*	White Electronic Designs Corp	16,800
39,594		Xilinx, Inc	1,009,647
7,995	*	Zix Corp	18,468
3,253	*	Zoltek Cos, Inc	31,359
6,951	*	Zoran Corp	74,793

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	152,651,724

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
3,227	*	Accelrys, Inc	19,878
2,209	*	Advisory Board Co	69,584
13,179	*	Aecom Technology Corp	373,888
3,067	*	Affymax, Inc	71,860
19,654	*	Amylin Pharmaceuticals, Inc	442,019
17,820	*	Ariad Pharmaceuticals, Inc	60,588
1,246		CDI Corp	18,266
11,802	*	Celera Corp	83,794
2,964	*	comScore, Inc	49,469
1,557	*	Cornell Cos, Inc	28,509
4,583		Corporate Executive Board Co	121,862
1,459	*	CRA International, Inc	33,440
3,392		Diamond Management & Technology Consultants, Inc	26,627
10,009	*	Dyax Corp	34,131
5,134	*	eResearch Technology, Inc	35,476
15,027	*	Exelixis, Inc	91,214
2,239	*	Exponent, Inc	63,856
25,409		Fluor Corp	1,181,774
1,588	*	Franklin Covey Co	12,609
5,584	*	Furmanite Corp	28,981
8,455	*	Genpact Ltd	141,790
7,366	*	Gen-Probe, Inc	368,301
11,772	*	Hewitt Associates, Inc (Class A)	468,290
2,635	*	Hill International, Inc	15,362
2,866	*	Huron Consulting Group, Inc	58,180
1,280	*	ICF International, Inc	31,795
11,788	*	Incyte Corp	164,560
2,412	*	Infinity Pharmaceuticals, Inc	14,713
16,106	*	Insmed, Inc	19,005
12,609	*	Isis Pharmaceuticals, Inc	137,690
17,706	*	Jacobs Engineering Group, Inc	800,134
22,381		KBR, Inc	495,963
1,857	*	Kendle International, Inc	32,460
1,402		Landauer, Inc	91,438
13,908	*	Lexicon Pharmaceuticals, Inc	20,584
6,087	*	Luminex Corp	102,444
2,611		MAXIMUS, Inc	159,088

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,493	*	Maxygen, Inc	$16,379
32,271	*	McDermott International, Inc	868,736
1,220		MedQuist, Inc	9,528
1,204	*	Michael Baker Corp	41,513
1,750	*	Mistras Group, Inc	17,483
13,525	*	Myriad Genetics, Inc	325,277
34		National Research Corp	861
6,748	*	Navigant Consulting, Inc	81,853
4,428	*	Omnicell, Inc	62,125
45,439		Paychex, Inc	1,394,978
8,890	*	Regeneron Pharmaceuticals, Inc	235,496
3,413	*	Repligen Corp	13,857
6,602	*	Resources Connection, Inc	126,560
7,451	*	Rigel Pharmaceuticals, Inc	59,384
6,342	*	RTI Biologics, Inc	27,461
58,299	*	SAIC, Inc	1,031,892
6,172	*	Sangamo Biosciences, Inc	33,452
9,441	*	Savient Pharmaceuticals, Inc	136,422
9,510	*	Sequenom, Inc	60,008
11,654	*	Shaw Group, Inc	401,131
1,728	*	Stanley, Inc	48,885
4,456	*	Symyx Technologies, Inc	20,007
1,490	*	Tejon Ranch Co	45,475
8,583	*	Tetra Tech, Inc	197,752
6,071		Towers Watson & Co	288,373
1,117	*	Transcend Services, Inc	18,151
11,597	*	URS Corp	575,327
612		VSE Corp	25,190

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,133,178

FABRICATED METAL PRODUCTS - 0.6%
4,899	*	Alliant Techsystems, Inc	398,289
1,283		Ameron International Corp	80,688
9,580		Aptargroup, Inc	376,973
13,256		Ball Corp	707,605
969	*	Bway Holding Co	19,477
4,128	*	Chart Industries, Inc	82,560
2,289		CIRCOR International, Inc	76,018
15,136		Commercial Metals Co	227,948
6,970		Crane Co	247,435
22,577	*	Crown Holdings, Inc	608,676
1,779		Dynamic Materials Corp	27,788
6,055	*	Griffon Corp	75,445
1,500		Gulf Island Fabrication, Inc	32,625
746	*	Hawk Corp	14,547
63,592		Illinois Tool Works, Inc	3,011,718
2,184		Insteel Industries, Inc	23,347
2,403	*	Ladish Co, Inc	48,444
4,947	*	Mobile Mini, Inc	76,629
21,704		Mueller Water Products, Inc (Class A)	103,745
2,720	*	NCI Building Systems, Inc	30,029
1,656	*	North American Galvanizing & Coating, Inc	9,207

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,660		Parker Hannifin Corp	$1,467,008
13,869		Pentair, Inc	494,014
5,308		Quanex Building Products Corp	87,741
3,828		Silgan Holdings, Inc	230,560
5,309		Simpson Manufacturing Co, Inc	147,378
1,170	*	SmartHeat, Inc	12,566
7,169	*	Smith & Wesson Holding Corp	27,099
8,504		Snap-On, Inc	368,563
21,858		Stanley Works	1,254,868
2,564		Sturm Ruger & Co, Inc	30,742
1,866		Sun Hydraulics Corp	48,479
7,726	*	Taser International, Inc	45,274
2,060	*	Trimas Corp	13,369
2,973		Valmont Industries, Inc	246,254
3,943		Watts Water Technologies, Inc (Class A)	122,470

		TOTAL FABRICATED METAL PRODUCTS	10,875,578

FISHERIES - 0.0%
1,187	*	HQ Sustainable Maritime Industries, Inc	7,122

		TOTAL FISHERIES	7,122

FOOD AND KINDRED PRODUCTS - 3.9%
3,687	*	AgFeed Industries, Inc	16,186
1,669	*	American Dairy, Inc	31,961
3,017	*	American Italian Pasta Co	117,271
90,942		Archer Daniels Midland Co	2,628,224
6,709		B&G Foods, Inc (Class A)	70,310
1,324	*	Boston Beer Co, Inc (Class A)	69,192
18,915		Bunge Ltd	1,165,731
27,801		Campbell Soup Co	982,765
8,880	*	Central Garden and Pet Co (Class A)	81,341
563		Coca-Cola Bottling Co Consolidated	33,026
327,900		Coca-Cola Co	18,034,501
43,617		Coca-Cola Enterprises, Inc	1,206,446
63,152		ConAgra Foods, Inc	1,583,221
26,546	*	Constellation Brands, Inc (Class A)	436,416
10,400		Corn Products International, Inc	360,464
10,566	*	Darling International, Inc	94,671
27,581		Del Monte Foods Co	402,683
3,039		Diamond Foods, Inc	127,760
35,843		Dr Pepper Snapple Group, Inc	1,260,598
797		Farmer Bros Co	14,936
10,987		Flowers Foods, Inc	271,818
47,000		General Mills, Inc	3,327,130
44,422		H.J. Heinz Co	2,026,087
9,750	*	Hansen Natural Corp	422,955
1,197	*	Harbinger Group, Inc	8,104
21,746		Hershey Co	930,946
9,970		Hormel Foods Corp	418,840
1,197		Imperial Sugar Co	18,565
2,044		J&J Snack Foods Corp	88,853
16,718		J.M. Smucker Co	1,007,427

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,989		Kellogg Co	$1,922,892
245,076		Kraft Foods, Inc (Class A)	7,411,098
2,751		Lancaster Colony Corp	162,199
4,026		Lance, Inc	93,121
1,503	*	M&F Worldwide Corp	45,992
18,925		McCormick & Co, Inc	725,963
28,755		Mead Johnson Nutrition Co	1,496,123
18,049		Molson Coors Brewing Co (Class B)	759,141
2,418		National Beverage Corp	26,888
2,093	*	Omega Protein Corp	12,035
2,097	*	Overhill Farms, Inc	12,226
1,874	*	Peet’s Coffee & Tea, Inc	74,304
229,069		PepsiCo, Inc	15,155,205
7,985	*	Ralcorp Holdings, Inc	541,223
24,192		Reynolds American, Inc	1,305,885
2,940		Sanderson Farms, Inc	157,613
98,223		Sara Lee Corp	1,368,246
1,641	*	Seneca Foods Corp	47,786
8,528	*	Smart Balance, Inc	55,261
19,504	*	Smithfield Foods, Inc	404,513
3,638		Tootsie Roll Industries, Inc	98,332
4,844	*	TreeHouse Foods, Inc	212,506
42,107		Tyson Foods, Inc (Class A)	806,349

		TOTAL FOOD AND KINDRED PRODUCTS	70,133,329

FOOD STORES - 0.3%
159		Arden Group, Inc (Class A)	16,899
5,001	*	Dole Food Co, Inc	59,262
4,732	*	Great Atlantic & Pacific Tea Co, Inc	36,294
1,511		Ingles Markets, Inc (Class A)	22,710
94,094		Kroger Co	2,038,076
3,907	*	Panera Bread Co (Class A)	298,847
3,080	*	Pantry, Inc	38,469
6,195		Ruddick Corp	196,010
55,020		Safeway, Inc	1,367,797
29,588		Supervalu, Inc	493,528
974	*	Susser Holdings Corp	8,230
1,257		Village Super Market (Class A)	35,234
1,632		Weis Markets, Inc	59,340
18,682	*	Whole Foods Market, Inc	675,354
7,088	*	Winn-Dixie Stores, Inc	88,529

		TOTAL FOOD STORES	5,434,579

FORESTRY - 0.1%
11,146		Rayonier, Inc	506,363
29,844		Weyerhaeuser Co	1,351,038

		TOTAL FORESTRY	1,857,401

FURNITURE AND FIXTURES - 0.1%
1,755	*	Astronics Corp	17,217
3,090		Ethan Allen Interiors, Inc	63,747
6,068	*	Furniture Brands International, Inc	39,017

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,619		Herman Miller, Inc	$137,599
8,520		Hill-Rom Holdings, Inc	231,829
6,336		HNI Corp	168,728
1,401		Hooker Furniture Corp	22,528
4,260		Kimball International, Inc (Class B)	29,607
8,715	*	Kinetic Concepts, Inc	416,664
7,593	*	La-Z-Boy, Inc	95,216
22,087		Leggett & Platt, Inc	477,962
50,744		Masco Corp	787,547
8,861	*	Sealy Corp	31,014
1,340	*	Stanley Furniture Co, Inc	13,614
9,956		Steelcase, Inc (Class A)	64,415
10,579	*	Tempur-Pedic International, Inc	319,062

		TOTAL FURNITURE AND FIXTURES	2,915,766

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
36,823	*	Bed Bath & Beyond, Inc	1,611,374
22,997	*	GameStop Corp (Class A)	503,864
2,020		Haverty Furniture Cos, Inc	32,966
1,803	*	hhgregg, Inc	45,508
6,354		Knoll, Inc	71,483
17,540	*	Pier 1 Imports, Inc	111,730
17,474		RadioShack Corp	395,437
995	*	Rex Stores Corp	16,119
4,620	*	Tuesday Morning Corp	30,446
13,321		Williams-Sonoma, Inc	350,209

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,169,136

GENERAL BUILDING CONTRACTORS - 0.2%
200	*	Amrep Corp	2,906
976	*	Avatar Holdings, Inc	21,218
18,259	*	Beazer Homes USA, Inc	82,896
2,011		Brookfield Homes Corp	17,576
752	*	Cavco Industries, Inc	25,673
38,742		DR Horton, Inc	488,149
7,290	*	Hovnanian Enterprises, Inc (Class A)	31,712
10,316		KB Home	172,793
22,213		Lennar Corp (Class A)	382,286
3,099	*	M/I Homes, Inc	45,400
3,466		McGrath RentCorp	83,982
5,832		MDC Holdings, Inc	201,846
4,420	*	Meritage Homes Corp	92,820
824	*	NVR, Inc	598,636
3,780	*	Perini Corp	82,215
47,417	*	Pulte Homes, Inc	533,441
5,838		Ryland Group, Inc	131,005
15,618	*	Standard-Pacific Corp	70,593
2,621	*	Team, Inc	43,482
19,011	*	Toll Brothers, Inc	395,429

		TOTAL GENERAL BUILDING CONTRACTORS	3,504,058

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

GENERAL MERCHANDISE STORES - 2.0%
6,736	*	99 Cents Only Stores	$109,797
11,520	*	Big Lots, Inc	419,558
7,825	*	BJ’s Wholesale Club, Inc	289,447
7,255		Casey’s General Stores, Inc	227,807
1,986	*	Conn’s, Inc	15,550
61,476		Costco Wholesale Corp	3,670,732
7,649		Dillard’s, Inc (Class A)	180,516
4,691	*	Dollar General Corp	118,448
21,340		Family Dollar Stores, Inc	781,257
6,653		Fred’s, Inc (Class A)	79,703
31,428		JC Penney Co, Inc	1,011,039
59,469		Macy’s, Inc	1,294,640
2,594	*	Retail Ventures, Inc	24,669
17,850	*	Saks, Inc	153,510
7,022	*	Sears Holdings Corp	761,395
3,524	*	Stein Mart, Inc	31,822
106,452		Target Corp	5,599,375
58,782		TJX Companies, Inc	2,499,411
313,049		Wal-Mart Stores, Inc	17,405,525

		TOTAL GENERAL MERCHANDISE STORES	34,674,201

HEALTH SERVICES - 1.3%
3,355	*	Alliance Imaging, Inc	18,855
5,849	*	Allied Healthcare International, Inc	15,909
1,296	*	Almost Family, Inc	48,846
3,930	*	Amedisys, Inc	217,015
1,085		America Service Group, Inc	17,458
1,755	*	American Dental Partners, Inc	22,903
40,149		AmerisourceBergen Corp	1,161,109
4,341	*	Amsurg Corp	93,722
1,263	*	Assisted Living Concepts, Inc (A Shares)	41,477
1,743	*	Bio-Reference Labs, Inc	76,640
6,136	*	Brookdale Senior Living, Inc	127,812
1,619	*	China Sky One Medical, Inc	25,434
12,897	*	Community Health Systems, Inc	476,286
3,983	*	Continucare Corp	14,737
1,028	*	Corvel Corp	36,751
9,014	*	Covance, Inc	553,369
20,711	*	Coventry Health Care, Inc	511,976
4,230	*	Cross Country Healthcare, Inc	42,765
4,851	*	CryoLife, Inc	31,386
14,682	*	DaVita, Inc	930,839
7,906	*	Edwards Lifesciences Corp	781,745
3,310	*	eHealth, Inc	52,133
2,355	*	Emeritus Corp	47,924
1,570		Ensign Group, Inc	27,208
2,870	*	Enzo Biochem, Inc	17,277
38,877	*	Express Scripts, Inc	3,956,123
2,379	*	Genomic Health, Inc	41,847
2,365	*	Genoptix, Inc	83,934
4,094	*	Gentiva Health Services, Inc	115,778
3,175	*	Health Grades, Inc	20,193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,286	*	Health Management Associates, Inc (Class A)	$286,260
13,746	*	Healthsouth Corp	257,050
4,681	*	Healthways, Inc	75,224
10,439	*	Immunomedics, Inc	34,657
2,335	*	IPC The Hospitalist Co, Inc	81,982
5,279	*	Kindred Healthcare, Inc	95,286
15,953	*	Laboratory Corp of America Holdings	1,207,802
2,013	*	LCA-Vision, Inc	16,748
2,269	*	LHC Group, Inc	76,080
7,746	*	LifePoint Hospitals, Inc	284,898
9,728	*	Lincare Holdings, Inc	436,593
5,052	*	Magellan Health Services, Inc	219,661
39,029		McKesson Corp	2,564,986
2,045	*	Medcath Corp	21,411
68,366	*	Medco Health Solutions, Inc	4,413,708
1,240		National Healthcare Corp	43,871
12,689	*	Nektar Therapeutics	193,000
3,340	*	Nighthawk Radiology Holdings, Inc	10,621
2,714	*	NovaMed, Inc	9,228
4,761	*	Odyssey HealthCare, Inc	86,222
16,723		Omnicare, Inc	473,094
6,470	*	Pediatrix Medical Group, Inc	376,489
14,882		Pharmaceutical Product Development, Inc	353,448
7,934	*	Psychiatric Solutions, Inc	236,433
22,038		Quest Diagnostics, Inc	1,284,595
3,459	*	RehabCare Group, Inc	94,327
4,689	*	Select Medical Holdings Corp	39,575
4,671	*	Skilled Healthcare Group, Inc (Class A)	28,820
6,406	*	Sun Healthcare Group, Inc	61,113
7,760	*	Sunrise Senior Living, Inc	39,731
2,100	*	Team Health Holdings, Inc	35,280
66,994	*	Tenet Healthcare Corp	383,206
12,957		Universal Health Services, Inc (Class B)	454,661
1,389	*	US Physical Therapy, Inc	24,169
842	*	Virtual Radiologic Corp	9,262

		TOTAL HEALTH SERVICES	23,918,942

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
8,520	*	Broadwind Energy, Inc	38,084
3,785	*	Comverge, Inc	42,808
4,800		Granite Construction, Inc	145,057
4,965		Great Lakes Dredge & Dock Corp	26,066
1,684	*	LB Foster Co (Class A)	48,651
3,258	*	Matrix Service Co	35,056
2,612	*	MYR Group, Inc	42,602
3,909	*	Orion Marine Group, Inc	70,557
1,860	*	Sterling Construction Co, Inc	29,239

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	478,120

HOLDING AND OTHER INVESTMENT OFFICES - 3.6%
5,529		Acadia Realty Trust	98,748
5,759	*	Affiliated Managers Group, Inc	454,961

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,028		Agree Realty Corp	$23,500
283		Alexander's, Inc	84,654
6,182		Alexandria Real Estate Equities, Inc	417,903
26,769	*	Allied Capital Corp	133,042
20,402		AMB Property Corp	555,750
7,368		American Campus Communities, Inc	203,799
2,388		American Capital Agency Corp	61,133
2,810	*	Ampal American Israel (Class A)	7,812
77,435		Annaly Mortgage Management, Inc	1,330,333
15,738		Anworth Mortgage Asset Corp	106,074
16,549		Apartment Investment & Management Co (Class A)	304,667
1,300		Apollo Commercial Real Estate Finance, Inc	23,413
9,440	*	Ashford Hospitality Trust, Inc	67,685
2,755		Associated Estates Realty Corp	37,991
11,286		AvalonBay Communities, Inc	974,546
13,307		BioMed Realty Trust, Inc	220,098
19,572		Boston Properties, Inc	1,476,512
18,115		Brandywine Realty Trust	221,184
7,640		BRE Properties, Inc (Class A)	273,130
9,306		Camden Property Trust	387,409
1,479	*	Cape Bancorp, Inc	11,936
7,735		Capital Lease Funding, Inc	42,929
403		Capital Southwest Corp	36,625
9,236		Capstead Mortgage Corp	110,463
19,714		CBL & Associates Properties, Inc	270,082
6,154		Cedar Shopping Centers, Inc	48,678
716		Cherokee, Inc	12,888
3,696		Cogdell Spencer, Inc	27,350
9,422		Colonial Properties Trust	121,355
1,980		Colony Financial, Inc	39,600
7,998		Corporate Office Properties Trust	320,960
10,595		Cousins Properties, Inc	88,044
1,800		CreXus Investment Corp	24,066
3,481		Danvers Bancorp, Inc	48,142
28,502		DCT Industrial Trust, Inc	149,065
29,042		Developers Diversified Realty Corp	353,441
16,896		DiamondRock Hospitality Co	170,819
10,741		Digital Realty Trust, Inc	582,162
16,922		Douglas Emmett, Inc	260,091
31,240		Duke Realty Corp	387,376
1,528		Dynex Capital, Inc	13,752
3,555		EastGroup Properties, Inc	134,166
7,642		Education Realty Trust, Inc	43,865
5,897		Entertainment Properties Trust	242,544
3,530		Equity Lifestyle Properties, Inc	190,196
4,302		Equity One, Inc	81,265
38,684		Equity Residential	1,514,479
4,096		Essex Property Trust, Inc	368,435
11,669		Extra Space Storage, Inc	147,963
8,341		Federal Realty Investment Trust	607,308
10,152	*	FelCor Lodging Trust, Inc	57,866
10,101	*	First Industrial Realty Trust, Inc	78,384

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,301		First Potomac Realty Trust	$79,674
8,875		Franklin Street Properties Corp	128,066
2,658		Getty Realty Corp	62,197
2,503		Gladstone Capital Corp	29,535
1,129		Gladstone Commercial Corp	16,314
10,360		Glimcher Realty Trust	52,525
6,634	*	Gramercy Capital Corp	18,509
2,695	*	Harris & Harris Group, Inc	12,424
5,782		Hatteras Financial Corp	149,002
41,391		HCP, Inc	1,365,903
17,202		Health Care REIT, Inc	778,046
8,031		Healthcare Realty Trust, Inc	187,042
23,440		Hersha Hospitality Trust	121,419
9,886		Highwoods Properties, Inc	313,683
5,978	*	Hilltop Holdings, Inc	70,242
4,656		Home Properties, Inc	217,901
17,039		Hospitality Properties Trust	408,084
92,324		Host Marriott Corp	1,352,547
36,420		HRPT Properties Trust	283,348
9,466		Inland Real Estate Corp	86,614
3,524		Invesco Mortgage Capital, Inc	81,052
9,853		Investors Real Estate Trust	88,874
2,700	*	Ironwood Pharmaceuticals, Inc	36,504
269,892		iShares Russell 3000 Index Fund	18,571,268
15,182	*	iStar Financial, Inc	69,685
6,014		Kilroy Realty Corp	185,472
57,384		Kimco Realty Corp	897,486
7,667		Kite Realty Group Trust	36,265
8,955		LaSalle Hotel Properties	208,652
12,789		Lexington Corporate Properties Trust	83,256
15,573		Liberty Property Trust	528,548
3,398		LTC Properties, Inc	91,950
13,792		Macerich Co	528,372
10,918		Mack-Cali Realty Corp	384,860
914		Main Street Capital Corp	14,268
11,343		Medical Properties Trust, Inc	118,875
39,116		MFA Mortgage Investments, Inc	287,894
3,809		Mid-America Apartment Communities, Inc	197,268
3,502		Mission West Properties, Inc	24,094
3,849		Monmouth Real Estate Investment Corp (Class A)	32,370
2,892		MVC Capital, Inc	39,244
3,662		National Health Investors, Inc	141,939
11,484		National Retail Properties, Inc	262,180
15,997		Nationwide Health Properties, Inc	562,295
13,697		NorthStar Realty Finance Corp	57,664
12,531		Omega Healthcare Investors, Inc	244,229
3,533		Parkway Properties, Inc	66,350
2,600	*	Pebblebrook Hotel Trust	54,678
5,880		Pennsylvania Real Estate Investment Trust	73,324
2,052	*	Pennymac Mortgage Investment Trust	34,084
7,300		Piedmont Office Realty Trust, Inc	144,905
22,997		Plum Creek Timber Co, Inc	894,813

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,760		Post Properties, Inc	$148,855
5,727		Potlatch Corp	200,674
66,323		Prologis	875,464
8,894		Prospect Capital Corp	108,062
2,918		PS Business Parks, Inc	155,821
18,907		Public Storage, Inc	1,739,255
11,925		RAIT Investment Trust	23,612
3,619		Ramco-Gershenson Properties	40,750
14,552		Realty Income Corp	446,601
10,938		Redwood Trust, Inc	168,664
12,515		Regency Centers Corp	468,937
3,056		Resource Capital Corp	20,659
1,255		Saul Centers, Inc	51,957
17,709		Senior Housing Properties Trust	392,254
34,146		Simon Property Group, Inc	2,864,848
10,836		SL Green Realty Corp	620,578
3,722		Sovran Self Storage, Inc	129,749
60,000		SPDR Trust Series 1	7,019,399
1,424	*	SRS Labs, Inc	14,155
6,721		Starwood Property Trust, Inc	129,715
21,414	*	Strategic Hotels & Resorts, Inc	91,010
2,206		Sun Communities, Inc	55,591
13,871	*	Sunstone Hotel Investors, Inc	154,939
5,614		Tanger Factory Outlet Centers, Inc	242,300
7,506		Taubman Centers, Inc	299,640
1,200	*	Terreno Realty Corp	23,676
21,000		UDR, Inc	370,440
1,151		UMH Properties, Inc	9,404
2,063		Universal Health Realty Income Trust	72,906
2,756		Urstadt Biddle Properties, Inc (Class A)	43,572
11,309		U-Store-It Trust	81,425
12,910	*	Vantage Drilling Co	19,107
22,103		Ventas, Inc	1,049,450
40,725		Virgin Media, Inc	702,914
1,018	*	Virtus Investment Partners, Inc	21,215
21,617		Vornado Realty Trust	1,636,407
9,032		WABCO Holdings, Inc	270,237
2,933		Walter Investment Management Corp	46,928
8,220		Washington Real Estate Investment Trust	251,121
14,569		Weingarten Realty Investors	314,108
984		Winthrop Realty Trust	11,847

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	66,214,678

HOTELS AND OTHER LODGING PLACES - 0.3%
3,448		Ameristar Casinos, Inc	62,823
5,191	*	Bluegreen Corp	16,975
7,957	*	Boyd Gaming Corp	78,615
1,000	*	Chesapeake Lodging Trust	19,470
4,007		Choice Hotels International, Inc	139,484
5,801	*	Gaylord Entertainment Co	169,911
4,680	*	Great Wolf Resorts, Inc	14,882
6,146	*	Hyatt Hotels Corp	239,448

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,570	*	Isle of Capri Casinos, Inc	$19,995
43,237	*	Las Vegas Sands Corp	914,462
2,792		Marcus Corp	36,268
42,507		Marriott International, Inc (Class A)	1,339,820
29,615	*	MGM Mirage	355,380
1,611	*	Monarch Casino & Resort, Inc	13,758
3,148	*	Morgans Hotel Group Co	20,179
12,755	*	Orient-Express Hotels Ltd (Class A)	180,866
1,967	*	Outdoor Channel Holdings, Inc	12,963
2,712	*	Red Lion Hotels Corp	19,581
26,318		Starwood Hotels & Resorts Worldwide, Inc	1,227,471
4,099	*	Vail Resorts, Inc	164,329
25,101		Wyndham Worldwide Corp	645,849
9,465	*	Wynn Resorts Ltd	717,731

		TOTAL HOTELS AND OTHER LODGING PLACES	6,410,260

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.7%
98,414		3M Co	8,224,458
3,877	*	3PAR, Inc	38,770
2,443		Aaon, Inc	55,261
9,838		Actuant Corp (Class A)	192,333
13,677	*	AGCO Corp	490,593
699		Alamo Group, Inc	13,973
10,436	*	Allis-Chalmers Energy, Inc	36,943
3,717	*	Altra Holdings, Inc	51,034
1,129		Ampco-Pittsburgh Corp	28,022
188,918		Applied Materials, Inc	2,546,615
954	*	Argan, Inc	12,402
2,424	*	Astec Industries, Inc	70,199
2,559		Black Box Corp	78,715
4,524	*	Blount International, Inc	46,869
1,835	*	Bolt Technology Corp	20,754
6,835		Briggs & Stratton Corp	133,283
66,954	*	Brocade Communications Systems, Inc	382,307
7,854	*	Brooks Automation, Inc	69,272
11,412		Bucyrus International, Inc (Class A)	753,078
8,685		Carlisle Cos, Inc	330,899
1,429		Cascade Corp	46,028
85,044		Caterpillar, Inc	5,345,015
800	*	China Automotive Systems, Inc	18,488
8,646	*	Cirrus Logic, Inc	72,540
3,198	*	Colfax Corp	37,640
2,659	*	Columbus McKinnon Corp	42,198
6,459	*	Cray, Inc	38,431
28,499		Cummins, Inc	1,765,513
6,299		Curtiss-Wright Corp	219,205
4,226	*	Cymer, Inc	157,630
59,917		Deere & Co	3,562,665
9,899		Diebold, Inc	314,392
11,234		Donaldson Co, Inc	506,878
26,257		Dover Corp	1,227,515
12,138	*	Dresser-Rand Group, Inc	381,376

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,098	*	Dril-Quip, Inc	$249,322
284,500	*	EMC Corp	5,132,380
106,821		Emerson Electric Co	5,377,369
11,284	*	Emulex Corp	149,852
6,738	*	Ener1, Inc	31,871
5,116	*	ENGlobal Corp	14,171
2,744	*	EnPro Industries, Inc	79,796
18,117	*	Entegris, Inc	91,310
10,414	*	Extreme Networks, Inc	31,971
3,885	*	Flow International Corp	11,694
8,108		Flowserve Corp	894,069
17,545	*	FMC Technologies, Inc	1,133,934
1,670	*	Fortinet, Inc	29,359
2,934	*	Fuel Tech, Inc	23,531
7,243		Gardner Denver, Inc	318,982
1,501,028		General Electric Co	27,318,709
1,998		Gorman-Rupp Co	50,829
8,454		Graco, Inc	270,528
1,415		Graham Corp	25,456
2,489	*	Harbin Electric, Inc	53,738
592	*	Hurco Cos, Inc	9,963
11,382		IDEX Corp	376,744
5,014	*	Immersion Corp	25,070
8,979	*	Intermec, Inc	127,322
187,272		International Business Machines Corp	24,017,635
41,844		International Game Technology	772,022
3,136	*	Intevac, Inc	43,340
4,138	*	Isilon Systems, Inc	35,628
25,690		ITT Industries, Inc	1,377,241
26,521		Jabil Circuit, Inc	429,375
3,887		John Bean Technologies Corp	68,178
94,717		Johnson Controls, Inc	3,124,715
14,439		Joy Global, Inc	817,247
1,378	*	Kadant, Inc	19,857
4,688		Kaydon Corp	176,269
11,472		Kennametal, Inc	322,593
9,417	*	Kulicke & Soffa Industries, Inc	68,273
17,840	*	Lam Research Corp	665,789
6,566		Lennox International, Inc	291,005
10,876	*	Lexmark International, Inc (Class A)	392,406
1,502		Lindsay Manufacturing Co	62,198
2,070		Lufkin Industries, Inc	163,841
18,435		Manitowoc Co, Inc	239,655
1,685		Met-Pro Corp	16,513
11,381	*	Micros Systems, Inc	374,207
2,321	*	Middleby Corp	133,666
6,768	*	Modine Manufacturing Co	76,072
625		Nacco Industries, Inc (Class A)	46,344
1,429	*	Natural Gas Services Group, Inc	22,678
6,413	*	Netezza Corp	82,022
5,161	*	Netgear, Inc	134,702
4,683		Nordson Corp	318,069

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,249		Northrop Grumman Corp	$2,835,837
6,692	*	Oil States International, Inc	303,415
16,594		Pall Corp	671,891
26,695	*	Palm, Inc	100,373
29,144		Pitney Bowes, Inc	712,571
1,779	*	PMFG, Inc	23,536
1,106		Primoris Services Corp	8,560
30,706	*	Quantum Corp	80,757
3,654	*	Rackable Systems, Inc	39,061
55,904		Raytheon Co	3,193,236
2,907	*	RBC Bearings, Inc	92,646
2,264	*	Rimage Corp	32,737
7,550	*	Riverbed Technology, Inc	214,420
3,511		Robbins & Myers, Inc	83,632
3,885	*	Safeguard Scientifics, Inc	50,505
1,058	*	Sauer-Danfoss, Inc	14,050
3,730	*	Scansource, Inc	107,349
8,681	*	Scientific Games Corp (Class A)	122,228
69,405		Seagate Technology, Inc	1,267,335
3,961	*	Sigma Designs, Inc	46,463
6,838		SPX Corp	453,496
2,403		Standex International Corp	61,925
3,491	*	STEC, Inc	41,822
2,707	*	Super Micro Computer, Inc	46,777
1,884	*	T-3 Energy Services, Inc	46,271
2,986	*	Tecumseh Products Co (Class A)	36,638
2,392		Tennant Co	65,517
24,387	*	Teradata Corp	704,540
14,531	*	Terex Corp	329,999
38,177		Textron, Inc	810,498
13,661		Timken Co	409,967
5,113		Toro Co	251,406
1,434		Twin Disc, Inc	17,523
3,284	*	Ultratech, Inc	44,662
17,696	*	Varian Medical Systems, Inc	979,120
9,826	*	VeriFone Holdings, Inc	198,583
3,844		Watsco, Inc	218,647
31,848	*	Western Digital Corp	1,241,754
8,406		Woodward Governor Co	268,824
185,598		Xerox Corp	1,809,581
8,466	*	Zebra Technologies Corp (Class A)	250,594

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	121,719,550

INSTRUMENTS AND RELATED PRODUCTS - 3.2%
3,303	*	Abaxis, Inc	89,809
5,166	*	Abiomed, Inc	53,365
5,285	*	Accuray, Inc	32,186
9,528	*	Affymetrix, Inc	69,936
1,877	*	AGA Medical Holdings, Inc	30,501
48,433	*	Agilent Technologies, Inc	1,665,611
8,127	*	Align Technology, Inc	157,176
43,158		Allergan, Inc	2,819,081

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,902	*	Alphatec Holdings, Inc	$24,856
10,418	*	American Medical Systems Holdings, Inc	193,566
1,326		American Science & Engineering, Inc	99,344
1,858		Analogic Corp	79,392
2,123	*	Anaren, Inc	30,231
3,730	*	Angiodynamics, Inc	58,263
1,861	*	Argon ST, Inc	49,521
242		Atrion Corp	34,616
5,961	*	ATS Medical, Inc	15,499
2,132		Badger Meter, Inc	82,103
14,252		Bard (C.R.), Inc	1,234,508
85,843		Baxter International, Inc	4,996,063
9,669		Beckman Coulter, Inc	607,213
34,077		Becton Dickinson & Co	2,682,882
2,746	*	Bio-Rad Laboratories, Inc (Class A)	284,266
211,767	*	Boston Scientific Corp	1,528,958
2,164	*	Bovie Medical Corp	13,525
6,588	*	Bruker BioSciences Corp	96,514
1,743		Cantel Medical Corp	34,599
4,340	*	Cardiac Science Corp	8,116
11,916	*	CardioNet, Inc	91,157
25,405	*	CareFusion Corp	671,454
8,077	*	Cepheid, Inc	141,186
3,983	*	Clarient, Inc	10,435
2,803	*	Coherent, Inc	89,584
3,208		Cohu, Inc	44,174
4,059	*	Conmed Corp	96,645
6,299		Cooper Cos, Inc	244,905
1,698	*	Cutera, Inc	17,608
3,672	*	Cyberonics, Inc	70,356
854	*	Cynosure, Inc (Class A)	9,599
36,693		Danaher Corp	2,932,138
3,113	*	Delcath Systems, Inc	25,215
20,964		Dentsply International, Inc	730,595
5,637	*	Depomed, Inc	20,011
6,186	*	DexCom, Inc	60,190
2,539	*	Dionex Corp	189,866
1,235	*	DXP Enterprises, Inc	15,771
37,915		Eastman Kodak Co	219,528
3,127	*	Electro-Optical Sciences, Inc	23,202
5,762	*	Endologix, Inc	23,278
2,008	*	EnteroMedics, Inc	1,024
3,558		ESCO Technologies, Inc	113,180
4,020	*	Esterline Technologies Corp	198,709
10,382	*	ev3, Inc	164,659
789	*	Exactech, Inc	16,545
2,531	*	FARO Technologies, Inc	65,173
5,256	*	FEI Co	120,415
21,205	*	Flir Systems, Inc	597,981
6,910	*	Formfactor, Inc	122,722
6,536	*	Fossil, Inc	246,669
15,897		Garmin Ltd	611,718

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,672	*	Haemonetics Corp	$209,855
4,463	*	Hanger Orthopedic Group, Inc	81,137
3,250	*	Harvard Bioscience, Inc	12,578
1,591	*	Herley Industries, Inc	23,324
8,932		Hillenbrand, Inc	196,415
35,783	*	Hologic, Inc	663,417
1,914	*	ICU Medical, Inc	65,937
419	*	ICx Technologies, Inc	2,920
3,637	*	II-VI, Inc	123,076
17,162	*	Illumina, Inc	667,602
4,955	*	Insulet Corp	74,771
2,785	*	Integra LifeSciences Holdings Corp	122,067
5,341	*	Intuitive Surgical, Inc	1,859,362
4,236		Invacare Corp	112,423
15,718	*	ION Geophysical Corp	77,333
2,136	*	IRIS International, Inc	21,809
4,236	*	ISTA Pharmaceuticals, Inc	17,241
5,588	*	Itron, Inc	405,521
3,749	*	Ixia	34,753
994	*	Kensey Nash Corp	23,448
23,989		Kla-Tencor Corp	741,740
8,231	*	Kopin Corp	30,455
351	*	K-Tron International, Inc	52,639
1,929	*	KVH Industries, Inc	25,444
10,191	*	L-1 Identity Solutions, Inc	91,006
1,792	*	LaBarge, Inc	19,802
1,832	*	MAKO Surgical Corp	24,695
7,259		Masimo Corp	192,726
2,568	*	Measurement Specialties, Inc	37,775
1,420	*	Medical Action Industries, Inc	17,423
158,627		Medtronic, Inc	7,142,974
4,177	*	Merit Medical Systems, Inc	63,699
4,756	*	Mettler-Toledo International, Inc	519,355
1,672	*	Micrus Endovascular Corp	32,972
8,058	*	Millipore Corp	850,925
3,759		Mine Safety Appliances Co	105,102
7,235	*	MKS Instruments, Inc	141,734
2,261		Movado Group, Inc	25,504
3,069		MTS Systems Corp	89,093
8,080		National Instruments Corp	269,468
3,286	*	Natus Medical, Inc	52,280
2,907	*	Neogen Corp	72,966
4,459	*	Newport Corp	55,738
5,486	*	NuVasive, Inc	247,967
2,392	*	NxStage Medical, Inc	27,388
2,500	*	Orthofix International NV	90,950
7,642	*	Orthovita, Inc	32,555
403	*	OYO Geospace Corp	19,267
2,480	*	Palomar Medical Technologies, Inc	26,933
16,508		PerkinElmer, Inc	394,541
8,550	*	RAE Systems, Inc	6,968
10,632	*	Resmed, Inc	676,727

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,284	*	Rochester Medical Corp	$16,461
20,022		Rockwell Automation, Inc	1,128,440
22,358		Rockwell Collins, Inc	1,399,387
1,897	*	Rockwell Medical Technologies, Inc	10,965
4,079	*	Rofin-Sinar Technologies, Inc	92,267
13,134		Roper Industries, Inc	759,671
2,993	*	Rudolph Technologies, Inc	25,650
2,441	*	Sirona Dental Systems, Inc	92,831
1,453	*	Somanetics Corp	27,810
2,530	*	SonoSite, Inc	81,238
3,191	*	Spectranetics Corp	22,050
46,212	*	St. Jude Medical, Inc	1,897,003
8,250	*	Star Scientific, Inc	21,038
2,943	*	Stereotaxis, Inc	14,744
8,329		STERIS Corp	280,354
48,049		Stryker Corp	2,749,364
4,906	*	Symmetry Medical, Inc	49,256
1,466	*	Synovis Life Technologies, Inc	22,767
5,277		Techne Corp	336,092
5,016	*	Teledyne Technologies, Inc	207,010
24,190	*	Teradyne, Inc	270,202
59,123	*	Thermo Electron Corp	3,041,288
8,055	*	Thoratec Corp	269,440
1,404	*	Trans1, Inc	4,563
16,660	*	Trimble Navigation Ltd	478,475
569		Utah Medical Products, Inc	16,006
4,060	*	Varian, Inc	210,227
2,153	*	Vascular Solutions, Inc	19,355
5,370	*	Veeco Instruments, Inc	233,595
2,270	*	Vital Images, Inc	36,706
11,209	*	Vivus, Inc	97,742
6,850	*	Volcano Corp	165,496
13,611	*	Waters Corp	919,287
5,124	*	Wright Medical Group, Inc	91,053
3,470	*	X-Rite, Inc	10,514
727		Young Innovations, Inc	20,472
30,367	*	Zimmer Holdings, Inc	1,797,726
2,803	*	Zoll Medical Corp	73,887
1,695	*	Zygo Corp	15,645

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	59,037,269

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
39,079		AON Corp	1,669,064
14,210		Arthur J. Gallagher & Co	348,856
16,568		Brown & Brown, Inc	296,899
3,194	*	Crawford & Co (Class B)	13,000
62,657		Hartford Financial Services Group, Inc	1,780,711
850		Life Partners Holdings, Inc	18,845
73,785		Marsh & McLennan Cos, Inc	1,801,829
6,318	*	National Financial Partners Corp	89,084
13,651	*	Verisk Analytics, Inc	384,958

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,075		White Mountains Insurance Group Ltd	$381,625

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,784,871

INSURANCE CARRIERS - 3.5%
62,810		Aetna, Inc	2,205,259
66,028		Aflac, Inc	3,584,661
809	*	Alleghany Corp	235,216
7,013		Allied World Assurance Holdings Ltd	314,533
75,420		Allstate Corp	2,436,820
42,327	*	Ambac Financial Group, Inc	23,568
2,090	*	American Caresource Holdings, Inc	3,699
8,262		American Equity Investment Life Holding Co	87,990
11,994		American Financial Group, Inc	341,229
17,727	*	American International Group, Inc	605,200
2,709		American National Insurance Co	307,580
1,713		American Physicians Capital, Inc	54,730
810		American Physicians Service Group, Inc	20,250
1,178	*	American Safety Insurance Holdings Ltd	19,543
7,468	*	AMERIGROUP Corp	248,236
2,595	*	Amerisafe, Inc	42,480
3,163		Amtrust Financial Services, Inc	44,124
6,861	*	Arch Capital Group Ltd	523,151
4,192		Argo Group International Holdings Ltd	136,617
11,703		Aspen Insurance Holdings Ltd	337,515
16,424		Assurant, Inc	564,657
17,223		Assured Guaranty Ltd	378,389
19,799		Axis Capital Holdings Ltd	618,917
1,020		Baldwin & Lyons, Inc (Class B)	24,572
5,255	*	Catalyst Health Solutions, Inc	217,452
6,979	*	Centene Corp	167,775
47,566		Chubb Corp	2,466,297
38,536		Cigna Corp	1,409,647
20,419		Cincinnati Financial Corp	590,109
6,725	*	Citizens, Inc (Class A)	46,470
3,631	*	CNA Financial Corp	97,020
2,265	*	CNA Surety Corp	40,294
40,040	*	Conseco, Inc	249,049
6,447		Delphi Financial Group, Inc (Class A)	162,207
1,472		Donegal Group, Inc (Class A)	21,359
1,068		Eastern Insurance Holdings, Inc	10,830
358		EMC Insurance Group, Inc	8,062
6,821		Employers Holdings, Inc	101,292
7,035		Endurance Specialty Holdings Ltd	261,350
899	*	Enstar Group Ltd	62,175
4,298		Erie Indemnity Co (Class A)	185,373
8,683		Everest Re Group Ltd	702,715
1,811		FBL Financial Group, Inc (Class A)	44,333
32,759		Fidelity National Title Group, Inc (Class A)	485,488
1,688	*	First Acceptance Corp	3,444
14,034		First American Corp	474,911
1,443		First Mercury Financial Corp	18,802
5,302		Flagstone Reinsurance Holdings Ltd	60,761
1,412	*	Fpic Insurance Group, Inc	38,279

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

68,813	*	Genworth Financial, Inc (Class A)	$1,262,030
3,796	*	Greenlight Capital Re Ltd (Class A)	101,277
1,260	*	Hallmark Financial Services	11,340
7,221		Hanover Insurance Group, Inc	314,908
2,099		Harleysville Group, Inc	70,862
15,837		HCC Insurance Holdings, Inc	437,101
14,497	*	Health Net, Inc	360,540
6,820	*	Healthspring, Inc	120,032
5,312		Horace Mann Educators Corp	79,999
23,956	*	Humana, Inc	1,120,422
675		Independence Holding Co	6,406
2,318		Infinity Property & Casualty Corp	105,330
387		Kansas City Life Insurance Co	12,221
26,108	*	Leucadia National Corp	647,739
42,674		Lincoln National Corp	1,310,092
46,230		Loews Corp	1,723,454
6,953		Maiden Holdings Ltd	51,383
1,400	*	Markel Corp	524,524
6,473		Max Re Capital Ltd	148,814
23,571	*	MBIA, Inc	147,790
7,789		Meadowbrook Insurance Group, Inc	61,533
700		Mercer Insurance Group, Inc	12,600
3,772		Mercury General Corp	164,912
81,531		Metlife, Inc	3,533,554
5,145	*	Metropolitan Health Networks, Inc	16,619
17,826	*	MGIC Investment Corp	195,551
1,920	*	Molina Healthcare, Inc	48,326
11,998		Montpelier Re Holdings Ltd	201,686
1,259		National Interstate Corp	26,074
305		National Western Life Insurance Co (Class A)	56,227
1,789	*	Navigators Group, Inc	70,361
529		NYMAGIC, Inc	11,231
33,548		Old Republic International Corp	425,389
2,968		OneBeacon Insurance Group Ltd (Class A)	51,198
11,617		PartnerRe Ltd	926,107
17,374	*	Phoenix Cos, Inc	42,045
7,275		Platinum Underwriters Holdings Ltd	269,757
3,917	*	PMA Capital Corp (Class A)	24,050
12,002	*	PMI Group, Inc	65,051
2,163		Presidential Life Corp	21,565
3,955	*	Primus Guaranty Ltd	16,611
43,873		Principal Financial Group	1,281,530
4,713	*	ProAssurance Corp	275,899
95,790		Progressive Corp	1,828,631
12,062		Protective Life Corp	265,243
65,295		Prudential Financial, Inc	3,950,349
12,214		Radian Group, Inc	191,027
9,961	*	RadNet, Inc	31,676
10,662		Reinsurance Group of America, Inc (Class A)	559,968
8,797		RenaissanceRe Holdings Ltd	499,318
2,647		RLI Corp	150,932
2,143		Safety Insurance Group, Inc	80,727

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,886		SeaBright Insurance Holdings, Inc	$31,775
7,525		Selective Insurance Group, Inc	124,915
6,921		Stancorp Financial Group, Inc	329,647
1,853		State Auto Financial Corp	33,261
2,349		Stewart Information Services Corp	32,416
4,900	*	Symetra Financial Corp	64,582
11,676		Torchmark Corp	624,783
6,406		Tower Group, Inc	142,021
3,877		Transatlantic Holdings, Inc	204,706
73,656		Travelers Cos, Inc	3,973,006
2,763	*	Triple-S Management Corp (Class B)	49,043
4,710	*	United America Indemnity Ltd (Class A)	45,075
2,709		United Fire & Casualty Co	48,735
168,783		UnitedHealth Group, Inc	5,514,141
5,744		Unitrin, Inc	161,119
3,944	*	Universal American Financial Corp	60,738
1,705		Universal Insurance Holdings, Inc	8,627
46,782		UnumProvident Corp	1,158,790
13,334		Validus Holdings Ltd	367,085
18,960		W.R. Berkley Corp	494,666
5,957	*	WellCare Health Plans, Inc	177,519
64,691	*	WellPoint, Inc	4,164,807
196		Wesco Financial Corp	75,558
48,317		XL Capital Ltd (Class A)	913,191
5,032		Zenith National Insurance Corp	192,826

		TOTAL INSURANCE CARRIERS	63,989,473

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
2,162	*	China Fire & Security Group, Inc	28,041
16,264	*	Corrections Corp of America	323,003
7,212	*	Geo Group, Inc	142,942

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	493,986

LEATHER AND LEATHER PRODUCTS - 0.1%
44,858		Coach, Inc	1,772,788
12,391	*	CROCS, Inc	108,669
3,073	*	Genesco, Inc	95,294
10,054	*	Iconix Brand Group, Inc	154,429
2,255	*	Steven Madden Ltd	110,044
6,073	*	Timberland Co (Class A)	129,598
1,327		Weyco Group, Inc	31,211
7,046		Wolverine World Wide, Inc	205,461

		TOTAL LEATHER AND LEATHER PRODUCTS	2,607,494

LEGAL SERVICES - 0.0%
7,266	*	FTI Consulting, Inc	285,700
1,144	*	Pre-Paid Legal Services, Inc	43,300

		TOTAL LEGAL SERVICES	329,000

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
4,508	*	Emergency Medical Services Corp (Class A)	254,927

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	254,927

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

LUMBER AND WOOD PRODUCTS - 0.0%
1,400		American Woodmark Corp	$27,146
1,717		Deltic Timber Corp	75,634
17,785	*	Louisiana-Pacific Corp	160,954
709		Skyline Corp	13,187
2,548		Universal Forest Products, Inc	98,149

		TOTAL LUMBER AND WOOD PRODUCTS	375,070

METAL MINING - 0.7%
7,752	*	Allied Nevada Gold Corp	128,451
19,487		Cleveland-Cliffs, Inc	1,382,602
11,721	*	Coeur d’Alene Mines Corp	175,581
58,017		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,846,739
36,719	*	Hecla Mining Co	200,853
67,827		Newmont Mining Corp	3,454,429
15,075	*	Paramount Gold and Silver Corp	20,954
10,747	*	Patriot Coal Corp	219,884
7,026	*	Rosetta Resources, Inc	165,462
5,838		Royal Gold, Inc	269,774
4,980	*	ShengdaTech, Inc	37,300
24,861		Southern Copper Corp (NY)	787,348
5,340	*	Stillwater Mining Co	69,313
13,734	*	Uranerz Energy Corp	25,545
14,705	*	US Gold Corp	39,704

		TOTAL METAL MINING	11,823,939

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
2,785	*	Armstrong World Industries, Inc	101,123
694		Blyth, Inc	21,688
9,944		Callaway Golf Co	87,706
4,179		Daktronics, Inc	31,844
17,661		Hasbro, Inc	676,063
5,580	*	Intrepid Potash, Inc	169,241
3,541	*	Jakks Pacific, Inc	46,210
12,255		Jarden Corp	407,970
6,017	*	Leapfrog Enterprises, Inc	39,411
589		Marine Products Corp	3,534
50,615		Mattel, Inc	1,150,985
674		Oil-Dri Corp of America	13,028
3,015	*	RC2 Corp	45,135
7,255	*	Shuffle Master, Inc	59,418
773	*	Steinway Musical Instruments, Inc	14,556

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,867,912

MISCELLANEOUS RETAIL - 1.8%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	17,301
46,581	*	Amazon.com, Inc	6,322,439
5,060		Barnes & Noble, Inc	109,397
47,840		Best Buy Co, Inc	2,035,114
2,910		Big 5 Sporting Goods Corp	44,290

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,825	*	Blue Nile, Inc	$100,412
9,908	*	Borders Group, Inc	17,042
1,412	*	Build-A-Bear Workshop, Inc	10,053
5,169	*	Cabela’s, Inc	90,406
4,018		Cash America International, Inc	158,631
7,851	*	CKX, Inc	48,127
9,030	*	Coldwater Creek, Inc	62,668
206,253		CVS Corp	7,540,611
11,873	*	Dick’s Sporting Goods, Inc	310,004
12,776	*	Dollar Tree, Inc	756,595
10,009	*	Drugstore.Com	35,732
6,302	*	Ezcorp, Inc (Class A)	129,821
1,909	*	Fuqi International, Inc	20,808
1,564		Gaiam, Inc (Class A)	12,981
4,087	*	GSI Commerce, Inc	113,087
4,140	*	Hibbett Sports, Inc	105,901
5,328	*	HSN, Inc	156,856
3,578	*	Jo-Ann Stores, Inc	150,204
3,900	*	KAR Auction Services, Inc	58,734
1,910	*	Kirkland’s, Inc	40,110
6,037		MSC Industrial Direct Co (Class A)	306,197
4,440		Nutri/System, Inc	79,076
39,128	*	Office Depot, Inc	312,241
11,031	*	OfficeMax, Inc	181,129
2,178	*	Overstock.com, Inc	35,393
2,047	*	PC Mall, Inc	10,358
17,771		Petsmart, Inc	567,961
6,434	*	Priceline.com, Inc	1,640,670
2,446		Pricesmart, Inc	56,870
82,492	*	Rite Aid Corp	123,738
2,847	*	Shutterfly, Inc	68,584
12,028		Signet Jewelers Ltd	388,986
1,595	*	Stamps.com, Inc	16,110
100,619		Staples, Inc	2,353,478
1,535		Systemax, Inc	33,371
17,509		Tiffany & Co	831,502
1,251	*	Vitamin Shoppe, Inc	28,085
141,014		Walgreen Co	5,230,209
8,325		World Fuel Services Corp	221,778
4,763	*	Zale Corp	13,051
2,633	*	Zumiez, Inc	53,950

		TOTAL MISCELLANEOUS RETAIL	31,000,061

MOTION PICTURES - 0.9%
1,971	*	Ascent Media Corp (Series A)	53,710
4,215	*	Avid Technology, Inc	58,083
2,152	*	Carmike Cinemas, Inc	29,848
4,073		Cinemark Holdings, Inc	74,699
39,690	*	Discovery Communications, Inc (Class C)	1,167,283
10,225	*	DreamWorks Animation SKG, Inc (Class A)	402,762
5,798		National CineMedia, Inc	100,073
323,826		News Corp (Class A)	4,666,333

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,394		Regal Entertainment Group (Class A)	$200,193
1,276	*	Rentrak Corp	27,498
14,278	*	Rovi Corp	530,142
12,386		Scripps Networks Interactive (Class A)	549,319
169,596		Time Warner, Inc	5,303,266
21,106	*	tw telecom inc (Class A)	383,074
78,127	*	Viacom, Inc (Class B)	2,686,006

		TOTAL MOTION PICTURES	16,232,289

NONDEPOSITORY INSTITUTIONS - 0.7%
6,297		Advance America Cash Advance Centers, Inc	36,649
41,095	*	American Capital Ltd	208,763
143,851		American Express Co	5,935,291
12,756	*	AmeriCredit Corp	303,083
24,766		Apollo Investment Corp	315,271
18,414		Ares Capital Corp	273,264
2,255		BlackRock Kelso Capital Corp	22,460
4,773	*	Boise, Inc	29,258
63,480		Capital One Financial Corp	2,628,707
35,423		CapitalSource, Inc	198,015
93,541		Chimera Investment Corp	363,874
3,519		CompuCredit Corp	18,158
853	*	Credit Acceptance Corp	35,178
1,592		Cypress Sharpridge Investments, Inc	21,301
75,671		Discover Financial Services	1,127,498
4,463	*	Doral Financial Corp	19,236
1,648	*	Encore Capital Group, Inc	27,110
3,116	*	First Cash Financial Services, Inc	67,212
11,052	*	First Marblehead Corp	31,388
2,486		Gladstone Investment Corp	14,866
25,706	*	GLG Partners, Inc	78,917
10,763	*	Heckmann Corp	62,425
4,783		Hercules Technology Growth Capital, Inc	50,652
2,967	*	Information Services Group, Inc	10,117
4,907		Kohlberg Capital Corp	27,774
13,483		Lender Processing Services, Inc	508,984
9,093	*	MCG Capital Corp	47,375
1,650		Medallion Financial Corp	13,134
3,612	*	Mercadolibre, Inc	174,135
2,582		Nelnet, Inc (Class A)	47,922
6,241	*	NewStar Financial, Inc	39,818
2,537		NGP Capital Resources Co	21,615
7,655	*	Ocwen Financial Corp	84,894
2,291		PennantPark Investment Corp	23,735
7,078	*	PHH Corp	166,828
66,024	*	SLM Corp	826,620
700		Solar Capital Ltd	14,798
408		Student Loan Corp	14,496
3,694		TICC Capital Corp	24,343
669	*	Tree.com, Inc	6,121
968		Triangle Capital Corp	13,591

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,043	*	World Acceptance Corp	$73,711

		TOTAL NONDEPOSITORY INSTITUTIONS	14,008,587

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
3,549		AMCOL International Corp	96,533
4,883	*	Cardium Therapeutics, Inc	2,151
4,625		Compass Minerals International, Inc	371,064
9,376	*	General Moly, Inc	31,128
230	*	United States Lime & Minerals, Inc	8,894
17,642		Vulcan Materials Co	833,408

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,343,178

OIL AND GAS EXTRACTION - 4.4%
70,391		Anadarko Petroleum Corp	5,126,577
47,675		Apache Corp	4,839,013
1,410		APCO Argentina, Inc	38,155
2,354	*	Approach Resources, Inc	21,374
5,190	*	Arena Resources, Inc	173,346
9,417		Atlas America, Inc	293,057
6,527	*	ATP Oil & Gas Corp	122,773
7,697	*	Atwood Oceanics, Inc	266,547
43,779		Baker Hughes, Inc	2,050,608
4,371	*	Basic Energy Services, Inc	33,700
7,177		Berry Petroleum Co (Class A)	202,104
5,199	*	Bill Barrett Corp	159,661
41,276		BJ Services Co	883,306
10,529	*	Boots & Coots, Inc	25,585
13,922	*	Brigham Exploration Co	222,056
3,630	*	Bronco Drilling Co, Inc	17,061
14,460		Cabot Oil & Gas Corp	532,128
6,865	*	Cal Dive International, Inc	50,321
33,973	*	Cameron International Corp	1,456,083
3,780	*	Carrizo Oil & Gas, Inc	86,751
11,454	*	Cheniere Energy, Inc	35,393
88,271		Chesapeake Energy Corp	2,086,726
11,763		Cimarex Energy Co	698,487
1,017	*	Clayton Williams Energy, Inc	35,575
3,433	*	CNX Gas Corp	130,626
10,000	*	Cobalt International Energy, Inc	136,000
7,902	*	Complete Production Services, Inc	91,268
6,422	*	Comstock Resources, Inc	204,220
11,515	*	Concho Resources, Inc	579,895
1,748	*	Contango Oil & Gas Co	89,410
4,373	*	Continental Resources, Inc	186,071
887	*	CREDO Petroleum Corp	8,772
7,150	*	Cubic Energy, Inc	7,579
1,331	*	Dawson Geophysical Co	38,918
26,398	*	Delta Petroleum Corp	37,221
56,087	*	Denbury Resources, Inc	946,188
62,919		Devon Energy Corp	4,053,871
9,975		Diamond Offshore Drilling, Inc	885,880
21,521	*	Endeavour International Corp	27,332
4,537	*	Energy Recovery, Inc	28,583

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,189		EOG Resources, Inc	$3,270,466
20,175		Equitable Resources, Inc	827,175
19,383		EXCO Resources, Inc	356,260
8,324	*	Exterran Holdings, Inc	201,191
15,760	*	Forest Oil Corp	406,923
7,649	*	FX Energy, Inc	26,236
1,462	*	Geokinetics, Inc	10,541
1,428	*	Georesources, Inc	21,806
14,507	*	Global Industries Ltd	93,135
8,635	*	GMX Resources, Inc	70,980
3,373	*	Goodrich Petroleum Corp	52,754
4,195	*	Gulfport Energy Corp	47,152
126,767		Halliburton Co	3,819,490
4,835	*	Harvest Natural Resources, Inc	36,408
14,502	*	Helix Energy Solutions Group, Inc	188,961
14,715		Helmerich & Payne, Inc	560,347
17,964	*	Hercules Offshore, Inc	77,425
139	*	Isramco, Inc	9,111
1,025		Kayne Anderson Energy Development Co	16,564
17,378	*	Key Energy Services, Inc	165,960
14,476	*	Mariner Energy, Inc	216,706
11,358	*	McMoRan Exploration Co	166,168
39,783	*	Nabors Industries Ltd	780,940
58,782		National Oilwell Varco, Inc	2,385,374
18,728	*	Newfield Exploration Co	974,792
12,005	*	Newpark Resources, Inc	63,026
24,470		Noble Energy, Inc	1,786,310
9,437	*	Northern Oil And Gas, Inc	149,576
114,825		Occidental Petroleum Corp	9,707,306
7,727	*	Oceaneering International, Inc	490,587
31,230	*	Oilsands Quest, Inc	23,085
879		Panhandle Oil and Gas, Inc (Class A)	20,771
17,083	*	Parker Drilling Co	84,219
21,407		Patterson-UTI Energy, Inc	299,056
6,620		Penn Virginia Corp	162,190
42,493	*	PetroHawk Energy Corp	861,758
3,038	*	Petroleum Development Corp	70,390
8,598	*	Petroquest Energy, Inc	43,248
6,461	*	Pioneer Drilling Co	45,485
16,101		Pioneer Natural Resources Co	906,808
19,434	*	Plains Exploration & Production Co	582,826
2,764	*	PowerSecure International, Inc	21,780
24,518	*	Pride International, Inc	738,237
280	*	PrimeEnergy Corp	7,540
16,585	*	Quicksilver Resources, Inc	233,351
22,108		Range Resources Corp	1,036,202
5,256	*	Rex Energy Corp	59,866
15,796	*	Rowan Cos, Inc	459,822
3,638		RPC, Inc	40,491
169,257		Schlumberger Ltd	10,741,049
3,204	*	SEACOR Holdings, Inc	258,435
2,036	*	Seahawk Drilling, Inc	38,379

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,784		Smith International, Inc	$1,489,451
48,312	*	Southwestern Energy Co	1,967,265
8,707		St. Mary Land & Exploration Co	303,091
6,717	*	Stone Energy Corp	119,227
10,362	*	Sulphco, Inc	3,005
10,862	*	Superior Energy Services	228,319
3,366	*	Superior Well Services, Inc	45,037
5,452	*	Swift Energy Co	167,594
10,677	*	Syntroleum Corp	22,635
10,522	*	Tetra Technologies, Inc	128,579
4,106	*	TGC Industries, Inc	16,588
7,329		Tidewater, Inc	346,442
3,853		Toreador Resources Corp	31,518
1,437	*	Union Drilling, Inc	8,852
5,624	*	Unit Corp	237,783
8,742		Vaalco Energy, Inc	43,185
2,541	*	Venoco, Inc	32,601
4,647		W&T Offshore, Inc	39,035
16,762	*	Warren Resources, Inc	42,240
7,095	*	Whiting Petroleum Corp	573,560
5,943	*	Willbros Group, Inc	71,375
81,497		XTO Energy, Inc	3,845,028
1,900	*	Zion Oil & Gas, Inc	11,761

		TOTAL OIL AND GAS EXTRACTION	80,397,050

PAPER AND ALLIED PRODUCTS - 0.4%
15,918		Bemis Co	457,165
4,800	*	Buckeye Technologies, Inc	62,784
7,468	*	Cenveo, Inc	64,673
5,765	*	Domtar Corporation	371,323
6,347		Glatfelter	91,968
16,957	*	Graphic Packaging Holding Co	61,215
4,690		Greif, Inc (Class A)	257,575
61,040		International Paper Co	1,502,194
5,497	*	Kapstone Paper and Packaging Corp	65,249
59,105		Kimberly-Clark Corp	3,716,522
24,158		MeadWestvaco Corp	617,237
1,604		Neenah Paper, Inc	25,407
604	*	Orchids Paper Products Co	9,936
14,296		Packaging Corp of America	351,825
5,408		Rock-Tenn Co (Class A)	246,443
2,428		Schweitzer-Mauduit International, Inc	115,476
14,089		Sonoco Products Co	433,800
14,863		Temple-Inland, Inc	303,651
6,790		Wausau Paper Corp	57,987

		TOTAL PAPER AND ALLIED PRODUCTS	8,812,430

PERSONAL SERVICES - 0.1%
18,550		Cintas Corp	521,070
4,094	*	Coinstar, Inc	133,055
626		CPI Corp	8,676
2,764		G & K Services, Inc (Class A)	71,532

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,965		H&R Block, Inc	$853,777
4,281	*	Jackson Hewitt Tax Service, Inc	8,562
1,501		Mac-Gray Corp	16,946
7,968		Regis Corp	148,841
13,105	*	Sally Beauty Holdings, Inc	116,897
35,132		Service Corp International	322,512
2,002	*	Steiner Leisure Ltd	88,729
2,023		Unifirst Corp	104,185
4,653		Weight Watchers International, Inc	118,791

		TOTAL PERSONAL SERVICES	2,513,573

PETROLEUM AND COAL PRODUCTS - 5.0%
1,357		Alon USA Energy, Inc	9,838
11,138		Ashland, Inc	587,752
284,127		Chevron Corp	21,545,350
209,808		ConocoPhillips	10,735,875
2,821	*	CVR Energy, Inc	24,684
874		Delek US Holdings, Inc	6,363
691,435		Exxon Mobil Corp	46,312,315
14,234		Frontier Oil Corp	192,159
28,013	*	Gran Tierra Energy, Inc	165,277
1,260	*	Green Plains Renewable Energy, Inc	17,980
8,037	*	Headwaters, Inc	36,890
40,823		Hess Corp	2,553,479
6,395		Holly Corp	178,484
99,521		Marathon Oil Corp	3,148,844
26,940		Murphy Oil Corp	1,513,759
1,239		Quaker Chemical Corp	33,589
19,728	*	SandRidge Energy, Inc	151,906
16,318		Sunoco, Inc	484,808
18,753		Tesoro Corp	260,667
79,532		Valero Energy Corp	1,566,780
7,387		Walter Industries, Inc	681,599
2,790		WD-40 Co	91,596
7,014	*	Western Refining, Inc	38,577

		TOTAL PETROLEUM AND COAL PRODUCTS	90,338,571

PIPELINES, EXCEPT NATURAL GAS - 0.1%
91,053		Spectra Energy Corp	2,051,424

		TOTAL PIPELINES, EXCEPT NATURAL GAS	2,051,424

PRIMARY METAL INDUSTRIES - 0.7%
15,308		AK Steel Holding Corp	349,941
137,254		Alcoa, Inc	1,954,497
13,840		Allegheny Technologies, Inc	747,222
6,398		Belden CDT, Inc	175,689
2,515	*	Brush Engineered Materials, Inc	56,764
5,968		Carpenter Technology Corp	218,429
9,317	*	Century Aluminum Co	128,202
13,064	*	CommScope, Inc	366,053
2,578		Encore Wire Corp	53,622
2,280	*	Fushi Copperweld, Inc	25,582

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,324	*	General Cable Corp	$197,748
3,066	*	General Steel Holdings, Inc	12,601
4,031	*	Gibraltar Industries, Inc	50,831
1,702		Haynes International, Inc	60,472
6,265	*	Horsehead Holding Corp	74,178
8,459		Hubbell, Inc (Class B)	426,587
4,388		Matthews International Corp (Class A)	155,774
5,538	*	Metalico, Inc	33,173
5,018		Mueller Industries, Inc	134,432
1,232	*	Northwest Pipe Co	26,919
44,295		Nucor Corp	2,010,107
1,073		Olympic Steel, Inc	35,033
19,696		Precision Castparts Corp	2,495,681
8,776		Reliance Steel & Aluminum Co	432,042
4,058	*	RTI International Metals, Inc	123,079
3,023		Schnitzer Steel Industries, Inc (Class A)	158,798
30,337		Steel Dynamics, Inc	529,987
5,190	*	Sutor Technology Group Ltd	15,051
3,195		Texas Industries, Inc	109,173
11,864	*	Titanium Metals Corp	196,824
3,958		Tredegar Corp	67,603
20,326		United States Steel Corp	1,291,108
682	*	Universal Stainless & Alloy	16,361
9,750	*	Uranium Energy Corp	31,395
8,666		Worthington Industries, Inc	149,835

		TOTAL PRIMARY METAL INDUSTRIES	12,910,793

PRINTING AND PUBLISHING - 0.3%
9,216	*	ACCO Brands Corp	70,595
5,466		American Greetings Corp (Class A)	113,911
12,944	*	Belo (A.H.) Corp (Class A)	88,278
6,068		Bowne & Co, Inc	67,719
3,609	*	China Information Security Technology, Inc	18,225
1,358	*	Consolidated Graphics, Inc	56,235
1,056		Courier Corp	17,435
1,272		CSS Industries, Inc	25,567
4,096	*	Dolan Media Co	44,524
7,571		Dun & Bradstreet Corp	563,434
3,462		Ennis, Inc	56,327
4,315	*	EW Scripps Co (Class A)	36,462
32,485		Gannett Co, Inc	536,652
5,765		Harte-Hanks, Inc	74,138
5,877		John Wiley & Sons, Inc (Class A)	254,357
9,251		Journal Communications, Inc (Class A)	38,854
3,542	*	Martha Stewart Living Omnimedia, Inc (Class A)	19,764
44,420		McGraw-Hill Cos, Inc	1,583,572
4,574		Meredith Corp	157,391
14,124	*	MSCI, Inc (Class A)	509,876
943		Multi-Color Corp	11,297
14,506	*	New York Times Co (Class A)	161,452
3,425	*	Playboy Enterprises, Inc (Class B)	12,536
3,992		Primedia, Inc	13,732

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,616		R.R. Donnelley & Sons Co	$610,951
2,089		Schawk, Inc (Class A)	37,874
3,162		Scholastic Corp	88,536
1,542		Standard Register Co	8,250
6,770	*	Valassis Communications, Inc	188,409
872		Washington Post Co (Class B)	387,325

		TOTAL PRINTING AND PUBLISHING	5,853,678

RAILROAD TRANSPORTATION - 0.7%
55,286		CSX Corp	2,814,057
5,148	*	Genesee & Wyoming, Inc (Class A)	175,650
13,684	*	Kansas City Southern Industries, Inc	494,950
52,710		Norfolk Southern Corp	2,945,962
3,023	*	RailAmerica, Inc	35,671
71,578		Union Pacific Corp	5,246,667

		TOTAL RAILROAD TRANSPORTATION	11,712,957

REAL ESTATE - 0.1%
37,460	*	CB Richard Ellis Group, Inc (Class A)	593,740
4,506	*	China Housing & Land Development, Inc	17,123
600		Consolidated-Tomoka Land Co	18,906
3,691		DuPont Fabros Technology, Inc	79,689
15,683	*	Forest City Enterprises, Inc (Class A)	225,992
5,125	*	Forestar Real Estate Group, Inc	96,760
3,274		Government Properties Income Trust	85,157
5,827		Jones Lang LaSalle, Inc	424,730
2,977	*	LoopNet, Inc	33,461
2,303	*	Reading International, Inc	9,834
12,899	*	St. Joe Co	417,283
11,369		Stewart Enterprises, Inc (Class A)	71,056

		TOTAL REAL ESTATE	2,073,731

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
4,246		A. Schulman, Inc	103,900
650	*	AEP Industries, Inc	16,913
8,049		Cooper Tire & Rubber Co	153,092
1,851	*	Deckers Outdoor Corp	255,438
33,756	*	Goodyear Tire & Rubber Co	426,676
2,300	*	Graham Packaging Co, Inc	28,865
4,257	*	Metabolix, Inc	51,850
38,735		Newell Rubbermaid, Inc	588,772
22,387		Sealed Air Corp	471,918
4,617	*	Skechers U.S.A., Inc (Class A)	167,689
3,787	*	Spartech Corp	44,308
1,729	*	STR Holdings, Inc	40,632
5,495		Titan International, Inc	47,971
2,376	*	Trex Co, Inc	50,585
8,842		Tupperware Corp	426,361
4,667		West Pharmaceutical Services, Inc	195,781

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,070,751

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 2.3%
36,017		Ameriprise Financial, Inc	$1,633,731
3,855		Artio Global Investors, Inc	95,373
4,490		BlackRock, Inc	977,742
8,982	*	Broadpoint Securities Group, Inc	35,928
19,798		Broadridge Financial Solutions, Inc	423,281
3,250		Calamos Asset Management, Inc (Class A)	46,605
134,592		Charles Schwab Corp	2,515,524
9,405		CME Group, Inc	2,973,015
2,398		Cohen & Steers, Inc	59,854
2,050	*	Cowen Group, Inc	11,603
230		Diamond Hill Investment Group, Inc	15,778
2,216		Duff & Phelps Corp	37,096
222,607	*	E*Trade Financial Corp	367,302
16,256		Eaton Vance Corp	545,226
1,720		Epoch Holding Corp	19,419
2,040		Evercore Partners, Inc (Class A)	61,200
2,781	*	FBR Capital Markets Corp	12,654
12,310		Federated Investors, Inc (Class B)	324,738
5,002		Fifth Street Finance Corp	58,073
21,272		Franklin Resources, Inc	2,359,065
958		GAMCO Investors, Inc (Class A)	43,589
9,556		GFI Group, Inc	55,234
71,426		Goldman Sachs Group, Inc	12,187,417
2,933		Greenhill & Co, Inc	240,770
5,519	*	Interactive Brokers Group, Inc (Class A)	89,132
10,284	*	IntercontinentalExchange, Inc	1,153,659
2,126	*	International Assets Holding Corp	31,826
58,681		Invesco Ltd	1,285,701
5,881	*	Investment Technology Group, Inc	98,154
25,417		Janus Capital Group, Inc	363,209
16,189		Jefferies Group, Inc	383,194
1,865		JMP Group, Inc	15,853
4,739	*	KBW, Inc	127,479
14,334	*	Knight Capital Group, Inc (Class A)	218,594
7,000	*	LaBranche & Co, Inc	36,820
12,030		Lazard Ltd (Class A)	429,471
22,343		Legg Mason, Inc	640,574
4,294		MarketAxess Holdings, Inc	67,545
14,342	*	MF Global Holdings Ltd	115,740
192,849		Morgan Stanley	5,648,547
2,761	*	Morningstar, Inc	132,776
18,890	*	Nasdaq Stock Market, Inc	398,957
36,722		NYSE Euronext	1,087,338
1,300		Oppenheimer Holdings, Inc	33,163
5,738		optionsXpress Holdings, Inc	93,472
2,682	*	Penson Worldwide, Inc	27,008
2,653	*	Piper Jaffray Cos	106,916
2,515	*	Pzena Investment Management, Inc (Class A)	19,189
13,650		Raymond James Financial, Inc	365,001
1,329		Sanders Morris Harris Group, Inc	8,227
16,637		SEI Investments Co	365,515
4,192	*	Stifel Financial Corp	225,320

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,189		SWS Group, Inc	$48,299
36,065		T Rowe Price Group, Inc	1,981,050
36,907	*	TD Ameritrade Holding Corp	703,447
3,474	*	Thomas Weisel Partners Group, Inc	13,618
1,719	*	US Global Investors, Inc (Class A)	17,001
65		Value Line, Inc	1,501
11,999		Waddell & Reed Financial, Inc (Class A)	432,444
637		Westwood Holdings Group, Inc	23,442

		TOTAL SECURITY AND COMMODITY BROKERS	41,889,399

SOCIAL SERVICES - 0.0%
2,148	*	Capital Senior Living Corp	11,298
1,666	*	Providence Service Corp	25,307
3,436	*	Res-Care, Inc	41,198

		TOTAL SOCIAL SERVICES	77,803

SPECIAL TRADE CONTRACTORS - 0.0%
445		Alico, Inc	11,236
4,131	*	AsiaInfo Holdings, Inc	109,389
3,189		Chemed Corp	173,418
5,288		Comfort Systems USA, Inc	66,047
5,562	*	Dycom Industries, Inc	48,779
9,373	*	EMCOR Group, Inc	230,857
5,476	*	Insituform Technologies, Inc (Class A)	145,716
1,267	*	Integrated Electrical Services, Inc	7,159
2,614	*	Layne Christensen Co	69,820
29,250	*	Quanta Services, Inc	560,430

		TOTAL SPECIAL TRADE CONTRACTORS	1,422,851

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
3,444		Apogee Enterprises, Inc	54,450
3,491	*	Cabot Microelectronics Corp	132,065
3,399		CARBO Ceramics, Inc	211,894
221,291		Corning, Inc	4,472,291
6,127		Eagle Materials, Inc	162,611
19,199		Gentex Corp	372,844
6,286		Martin Marietta Materials, Inc	525,195
11,923	*	Owens Corning, Inc	303,321
23,760	*	Owens-Illinois, Inc	844,431
6,558	*	US Concrete, Inc	2,492
5,889	*	USG Corp	101,055

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	7,182,649

TEXTILE MILL PRODUCTS - 0.0%
3,969		Albany International Corp (Class A)	85,453
7,387		Interface, Inc (Class A)	85,541
7,751	*	Mohawk Industries, Inc	421,500
1,481		Oxford Industries, Inc	30,109

		TOTAL TEXTILE MILL PRODUCTS	622,603

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TOBACCO PRODUCTS - 1.3%
293,457		Altria Group, Inc	$6,021,738
21,198		Fortune Brands, Inc	1,028,315
22,423		Lorillard, Inc	1,687,107
277,676		Philip Morris International, Inc	14,483,579
3,604		Universal Corp	189,895
5,948		Vector Group Ltd	91,778

		TOTAL TOBACCO PRODUCTS	23,502,412

TRANSPORTATION BY AIR - 0.5%
1,556	*	Air Methods Corp	52,904
9,152	*	Air Transport Services Group, Inc	30,842
19,209	*	Airtran Holdings, Inc	97,582
5,229	*	Alaska Air Group, Inc	215,592
2,521	*	Allegiant Travel Co	145,865
47,168	*	AMR Corp	429,700
3,175	*	Atlas Air Worldwide Holdings, Inc	168,434
4,999	*	Bristow Group, Inc	188,612
19,523	*	Continental Airlines, Inc (Class B)	428,920
4,305		Copa Holdings S.A. (Class A)	261,744
109,148	*	Delta Air Lines, Inc	1,592,469
44,441		FedEx Corp	4,150,790
7,661	*	Hawaiian Holdings, Inc	56,462
35,801	*	JetBlue Airways Corp	199,770
1,413	*	PHI, Inc	29,927
4,841	*	Republic Airways Holdings, Inc	28,659
7,865		Skywest, Inc	112,312
104,168		Southwest Airlines Co	1,377,101
23,537	*	UAL Corp	460,148
23,474	*	US Airways Group, Inc	172,534

		TOTAL TRANSPORTATION BY AIR	10,200,367

TRANSPORTATION EQUIPMENT - 2.7%
3,178		A.O. Smith Corp	167,067
5,486	*	AAR Corp	136,163
1,874	*	Aerovironment, Inc	48,930
12,253	*	American Axle & Manufacturing Holdings, Inc	122,285
961		American Railcar Industries, Inc	11,686
2,344	*	Amerigon, Inc (Class A)	23,698
13,229	*	ArvinMeritor, Inc	176,607
2,562	*	ATC Technology Corp	43,964
11,867	*	Autoliv, Inc	611,507
13,190	*	BE Aerospace, Inc	401,636
102,848		Boeing Co	7,467,792
12,425		Brunswick Corp	198,427
7,256		Clarcor, Inc	250,259
2,519	*	Cogo Group, Inc	17,608
19,928	*	Dana Holding Corp	236,745
1,390	*	Dorman Products, Inc	26,396
1,243		Ducommun, Inc	26,115
2,855	*	Federal Mogul Corp (Class A)	52,418
6,679		Federal Signal Corp	60,178
9,912	*	Force Protection, Inc	59,670

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

468,026	*	Ford Motor Co	$5,883,087
1,310		Freightcar America, Inc	31,650
2,082	*	Fuel Systems Solutions, Inc	66,541
11,028	*	GenCorp, Inc	63,521
48,998		General Dynamics Corp	3,782,646
22,419		Genuine Parts Co	946,979
17,487		Goodrich Corp	1,233,183
2,578		Greenbrier Cos, Inc	28,384
3,355	*	Group 1 Automotive, Inc	106,890
33,117		Harley-Davidson, Inc	929,594
11,198		Harsco Corp	357,664
3,190		Heico Corp	164,476
105,003		Honeywell International, Inc	4,753,485
3,491		Kaman Corp	87,310
1,159	*	LMI Aerospace, Inc	21,534
42,762		Lockheed Martin Corp	3,558,654
1,233		Miller Industries, Inc	15,326
8,763	*	Navistar International Corp	391,969
7,663	*	Orbital Sciences Corp	145,674
12,632		Oshkosh Truck Corp	509,575
51,070		Paccar, Inc	2,213,374
4,167		Polaris Industries, Inc	213,184
887		Portec Rail Products, Inc	10,307
5,413		Spartan Motors, Inc	30,313
14,666	*	Spirit Aerosystems Holdings, Inc (Class A)	342,891
2,028		Standard Motor Products, Inc	20,118
3,140		Superior Industries International, Inc	50,491
9,697	*	Tenneco, Inc	229,334
4,742		Thor Industries, Inc	143,256
1,918	*	Todd Shipyards Corp	31,513
5,652		TransDigm Group, Inc	299,782
10,927		Trinity Industries, Inc	218,103
2,365		Triumph Group, Inc	165,763
8,261	*	TRW Automotive Holdings Corp	236,099
118,570		United Technologies Corp	8,727,937
6,785		Westinghouse Air Brake Technologies Corp	285,784
4,105	*	Winnebago Industries, Inc	59,974
2,530	*	Wonder Auto Technology, Inc	26,767

		TOTAL TRANSPORTATION EQUIPMENT	46,522,283

TRANSPORTATION SERVICES - 0.2%
2,077		Ambassadors Group, Inc	22,951
23,913		CH Robinson Worldwide, Inc	1,335,541
1,114	*	Dynamex, Inc	19,161
29,977		Expeditors International Washington, Inc	1,106,751
6,581		GATX Corp	188,546
5,586	*	Hub Group, Inc (Class A)	156,296
5,322	*	Interval Leisure Group, Inc	77,488
5,127	*	Orbitz Worldwide, Inc	36,453
7,462	*	Pacer International, Inc	44,921
1,859	*	Universal Travel Group	18,423

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,116		UTI Worldwide, Inc	$216,257

		TOTAL TRANSPORTATION SERVICES	3,222,788

TRUCKING AND WAREHOUSING - 0.4%
3,417		Arkansas Best Corp	102,100
2,339	*	Celadon Group, Inc	32,606
6,774		Con-way, Inc	237,903
3,908		Forward Air Corp	102,780
7,378		Heartland Express, Inc	121,737
12,184		J.B. Hunt Transport Services, Inc	437,162
7,291		Landstar System, Inc	306,076
2,734	*	Marten Transport Ltd	53,887
3,931	*	Old Dominion Freight Line	131,256
174	*	Patriot Transportation Holding, Inc	14,700
1,603	*	Saia, Inc	22,250
97,686		United Parcel Service, Inc (Class B)	6,291,954
575		Universal Truckload Services, Inc	10,109
973	*	USA Truck, Inc	15,724
6,006		Werner Enterprises, Inc	139,159
7,716	*	YRC Worldwide, Inc	4,196

		TOTAL TRUCKING AND WAREHOUSING	8,023,599

WATER TRANSPORTATION - 0.2%
5,558		Alexander & Baldwin, Inc	183,692
1,054	*	American Commercial Lines, Inc	26,455
62,149		Carnival Corp	2,416,353
6,710		DHT Maritime, Inc	26,303
8,991	*	Eagle Bulk Shipping, Inc	47,742
6,992		Frontline Ltd	214,165
3,667	*	Genco Shipping & Trading Ltd	77,410
6,582		General Maritime Corp	47,325
4,507	*	Golar LNG Ltd	52,732
3,399	*	Gulfmark Offshore, Inc	90,243
6,833		Horizon Lines, Inc (Class A)	37,172
3,398	*	Hornbeck Offshore Services, Inc	63,101
666		International Shipholding Corp	19,574
7,501	*	Kirby Corp	286,163
2,389		Knightsbridge Tankers Ltd	40,470
7,224		Nordic American Tanker Shipping	218,670
11,179	*	Odyssey Marine Exploration, Inc	14,644
3,626		Overseas Shipholding Group, Inc	142,248
18,488	*	Royal Caribbean Cruises Ltd	609,919
6,139		Ship Finance International Ltd	109,029
5,666		Teekay Corp	128,845
1,432		Teekay Tankers Ltd (Class A)	18,000
3,322	*	Ultrapetrol Bahamas Ltd	18,238

		TOTAL WATER TRANSPORTATION	4,888,493

WHOLESALE TRADE-DURABLE GOODS - 0.4%
3,098		Agilysys, Inc	34,605
6,132		Applied Industrial Technologies, Inc	152,380
16,872	*	Arrow Electronics, Inc	508,353
6,340		Barnes Group, Inc	123,313

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,603	*	Beacon Roofing Supply, Inc	$126,315
1,660	*	Bluelinx Holdings, Inc	6,325
16,934	*	BorgWarner, Inc	646,540
1,850	*	Cardtronics, Inc	23,255
2,423		Castle (A.M.) & Co	31,693
1,783	*	Chindex International, Inc	21,057
776		Communications Systems, Inc	10,034
4,004	*	Conceptus, Inc	79,920
2,284	*	DemandTec, Inc	15,874
3,298	*	Digi International, Inc	35,091
2,725	*	Drew Industries, Inc	60,005
763		Eastern Co	10,331
3,845	*	Emdeon, Inc	63,519
3,869	*	Hansen Medical, Inc	8,860
2,360		Houston Wire & Cable Co	27,329
22,870	*	Ingram Micro, Inc (Class A)	401,368
6,247	*	Insight Enterprises, Inc	89,707
4,580	*	Interline Brands, Inc	87,661
8,062		Knight Transportation, Inc	170,028
427		Lawson Products, Inc	6,606
19,820	*	LKQ Corp	402,346
5,555	*	MedAssets, Inc	116,655
3,374	*	Merge Healthcare, Inc	6,984
1,555	*	MWI Veterinary Supply, Inc	62,822
5,923		Owens & Minor, Inc	274,768
14,204		Patterson Cos, Inc	441,034
6,575		PEP Boys - Manny Moe & Jack	66,079
6,889		Pool Corp	155,967
8,590	*	PSS World Medical, Inc	201,951
9,830		Solera Holdings, Inc	379,930
1,160		Sport Supply Group, Inc	15,590
6,981	*	Talecris Biotherapeutics Holdings Corp	139,062
7,111	*	Tech Data Corp	297,951
1,730	*	Titan Machinery, Inc	23,684
4,598	*	TomoTherapy, Inc	15,679
4,387	*	Tyler Technologies, Inc	82,212
8,898		W.W. Grainger, Inc	962,051
5,959	*	WESCO International, Inc	206,837
1,913	*	West Marine, Inc	20,756
960	*	Willis Lease Finance Corp	15,149

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,627,676

WHOLESALE TRADE-NONDURABLE GOODS - 0.7%
2,783		Aceto Corp	16,809
11,482		Airgas, Inc	730,484
4,723	*	Akorn, Inc	7,226
11,404	*	Alliance One International, Inc	58,046
9,332		Allscripts Healthcare Solutions, Inc	182,534
2,464		Andersons, Inc	82,495
5,552	*	BioScrip, Inc	44,305
4,326	*	BMP Sunstone Corp	21,890
12,719		Brown-Forman Corp (Class B)	756,145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,851		Cardinal Health, Inc	$1,832,161
8,532	*	Central European Distribution Corp	298,705
1,562	*	Clearwater Paper Corp	76,929
1,318	*	Core-Mark Holding Co, Inc	40,344
25,402	*	Dean Foods Co	398,557
16,597	*	Endo Pharmaceuticals Holdings, Inc	393,183
6,011	*	Fresh Del Monte Produce, Inc	121,723
4,823	*	Green Mountain Coffee Roasters, Inc	466,963
5,499	*	Hain Celestial Group, Inc	95,408
13,075	*	Henry Schein, Inc	770,118
8,607		Herbalife Ltd	396,955
951	*	Kenneth Cole Productions, Inc (Class A)	12,182
1,500	*	KRATON Polymers LLC	26,790
3,556	*	K-Swiss, Inc (Class A)	37,196
2,330	*	LSB Industries, Inc	35,509
7,469		Men’s Wearhouse, Inc	178,808
4,308		Myers Industries, Inc	45,148
1,877		Nash Finch Co	63,161
6,822		Nu Skin Enterprises, Inc (Class A)	198,520
1,266	*	Perry Ellis International, Inc	28,675
1,530		Schiff Nutrition International, Inc	12,515
2,388	*	School Specialty, Inc	54,231
3,731		Spartan Stores, Inc	53,801
2,510	*	Synutra International, Inc	56,751
84,816		Sysco Corp	2,502,072
13,918		Terra Industries, Inc	636,888
5,122		Tractor Supply Co	297,332
5,761	*	United Natural Foods, Inc	162,057
3,298	*	United Stationers, Inc	194,088
537		Valhi, Inc	10,568
2,523	*	Volcom, Inc	49,249
3,847		Zep, Inc	84,172
3,263	*	Zhongpin, Inc	41,440

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,572,133

		TOTAL COMMON STOCKS	1,819,772,188

		(Cost $1,615,496,079)

RIGHTS / WARRANTS - 0.0%
COMMUNICATIONS - 0.0%
9,364		Clearwire Corp	1,732

		TOTAL COMMUNICATIONS	1,732

EATING AND DRINKING PLACES - 0.0%
111		Krispy Kreme Doughnuts, Inc	11

		TOTAL EATING AND DRINKING PLACES	11

		TOTAL RIGHTS / WARRANTS	1,743

		(Cost $0)

		TOTAL INVESTMENTS - 99.6%	1,819,773,931
		(Cost $1,615,496,079)

TIAA-CREF FUNDS - Equity Index Fund

SHARES	COMPANY	VALUE

	OTHER ASSETS & LIABILITIES, NET - 0.4%	$8,203,105

	NET ASSETS - 100.0%	$1,827,977,036

Abbreviation(s):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AMUSEMENT AND RECREATION SERVICES - 0.7%
38,069	*	Electronic Arts, Inc	$710,368
226,282		Walt Disney Co	7,899,504

		TOTAL AMUSEMENT AND RECREATION SERVICES	8,609,872

APPAREL AND ACCESSORY STORES - 0.5%
10,060		Abercrombie & Fitch Co (Class A)	459,138
54,786		Gap, Inc	1,266,104
36,035	*	Kohl’s Corp	1,973,998
30,870		Limited Brands, Inc	760,019
19,713		Nordstrom, Inc	805,276
14,531		Ross Stores, Inc	776,973
15,555	*	Urban Outfitters, Inc	591,557

		TOTAL APPAREL AND ACCESSORY STORES	6,633,065

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
45,852		Nike, Inc (Class B)	3,370,122
6,276		Polo Ralph Lauren Corp (Class A)	533,711
10,309		VF Corp	826,266

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,730,099

AUTO REPAIR, SERVICES AND PARKING - 0.0%
6,460		Ryder System, Inc	250,390

		TOTAL AUTO REPAIR, SERVICES AND PARKING	250,390

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
11,120	*	Autonation, Inc	201,050
3,602	*	Autozone, Inc	623,470
16,201	*	O’Reilly Automotive, Inc	675,743

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,500,263

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.9%
15,408		Fastenal Co	739,430
197,823		Home Depot, Inc	6,399,574
171,240		Lowe’s Cos, Inc	4,150,858

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,289,862

BUSINESS SERVICES - 7.6%
60,672	*	Adobe Systems, Inc	2,145,969
20,750	*	Akamai Technologies, Inc	651,758
27,684	*	Autodesk, Inc	814,463
57,976		Automatic Data Processing, Inc	2,578,193
20,403	*	BMC Software, Inc	775,314
46,828		CA, Inc	1,099,053

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

21,821	*	Citrix Systems, Inc	$1,035,843
34,520	*	Cognizant Technology Solutions Corp (Class A)	1,759,830
17,496	*	Computer Sciences Corp	953,357
26,698	*	Compuware Corp	224,263
130,405	*	eBay, Inc	3,514,415
14,175		Equifax, Inc	507,465
24,770		Expedia, Inc	618,259
39,000		Fidelity National Information Services, Inc	914,160
18,505	*	Fiserv, Inc	939,314
28,156	*	Google, Inc (Class A)	15,964,733
53,391	*	Interpublic Group of Cos, Inc	444,213
36,711	*	Intuit, Inc	1,260,656
21,820		Iron Mountain, Inc	597,868
61,843	*	Juniper Networks, Inc	1,897,343
11,130		Mastercard, Inc (Class A)	2,827,020
18,680	*	McAfee, Inc	749,628
890,275		Microsoft Corp	26,058,348
14,992	*	Monster Worldwide, Inc	249,017
23,419		Moody’s Corp	696,715
38,250	*	Novell, Inc	229,118
36,934		Omnicom Group, Inc	1,433,409
456,656		Oracle Corp	11,731,493
21,300	*	Red Hat, Inc	623,451
17,605		Robert Half International, Inc	535,720
12,990	*	Salesforce.com, Inc	967,106
93,356	*	Symantec Corp	1,579,584
21,640		Total System Services, Inc	338,882
22,432	*	VeriSign, Inc	583,456
52,109		Visa, Inc (Class A)	4,743,482
137,718	*	Yahoo!, Inc	2,276,479

		TOTAL BUSINESS SERVICES	94,319,377

CHEMICALS AND ALLIED PRODUCTS - 11.7%
180,760		Abbott Laboratories	9,522,437
24,693		Air Products & Chemicals, Inc	1,826,047
114,253	*	Amgen, Inc	6,827,759
13,074		Avery Dennison Corp	476,024
49,406		Avon Products, Inc	1,673,381
31,777	*	Biogen Idec, Inc	1,822,729
199,466		Bristol-Myers Squibb Co	5,325,742
53,223	*	Celgene Corp	3,297,697
8,680	*	Cephalon, Inc	588,330
5,600		CF Industries Holdings, Inc	510,608
16,394		Clorox Co	1,051,511
57,603		Colgate-Palmolive Co	4,911,232
133,043		Dow Chemical Co	3,934,082
105,124		Du Pont (E.I.) de Nemours & Co	3,914,818
8,516		Eastman Chemical Co	542,299
27,982		Ecolab, Inc	1,229,809
118,826		Eli Lilly & Co	4,303,878
13,836		Estee Lauder Cos (Class A)	897,541
8,500		FMC Corp	514,590

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

35,736	*	Forest Laboratories, Inc	$1,120,681
30,857	*	Genzyme Corp	1,599,318
104,690	*	Gilead Sciences, Inc	4,761,301
19,246	*	Hospira, Inc	1,090,286
9,413		International Flavors & Fragrances, Inc	448,718
321,736		Johnson & Johnson	20,977,187
29,891	*	King Pharmaceuticals, Inc	351,518
20,980	*	Life Technologies Corp	1,096,625
363,476		Merck & Co, Inc	13,575,829
64,009		Monsanto Co	4,571,523
35,676	*	Mylan Laboratories, Inc	810,202
14,961	*	Pactiv Corp	376,718
941,922		Pfizer, Inc	16,153,962
19,028		PPG Industries, Inc	1,244,431
35,687		Praxair, Inc	2,962,021
338,895		Procter & Gamble Co	21,441,888
10,833		Sherwin-Williams Co	733,177
14,320		Sigma-Aldrich Corp	768,411
12,576	*	Watson Pharmaceuticals, Inc	525,300

		TOTAL CHEMICALS AND ALLIED PRODUCTS	147,779,610

COAL MINING - 0.2%
25,635		Consol Energy, Inc	1,093,589
10,018		Massey Energy Co	523,841
31,600		Peabody Energy Corp	1,444,120

		TOTAL COAL MINING	3,061,550

COMMUNICATIONS - 3.8%
47,060	*	American Tower Corp (Class A)	2,005,227
689,008		AT&T, Inc	17,803,966
79,872		CBS Corp (Class B)	1,113,416
35,245		CenturyTel, Inc	1,249,788
332,109		Comcast Corp (Class A)	6,250,291
109,094	*	DIRECTV	3,688,468
35,656		Frontier Communications Corp	265,281
30,700	*	MetroPCS Communications, Inc	217,356
170,457		Qwest Communications International, Inc	889,786
352,441	*	Sprint Nextel Corp	1,339,276
41,401		Time Warner Cable, Inc	2,207,087
330,508		Verizon Communications, Inc	10,252,358
52,863		Windstream Corp	575,678

		TOTAL COMMUNICATIONS	47,857,978

DEPOSITORY INSTITUTIONS - 8.1%
1,170,488		Bank of America Corp	20,893,212
139,866		Bank of New York Mellon Corp	4,319,062
80,616		BB&T Corp	2,611,152
2,280,689	*	Citigroup, Inc	9,236,790
20,254		Comerica, Inc	770,462
94,008		Fifth Third Bancorp	1,277,569
25,433	*	First Horizon National Corp	357,334
55,599		Hudson City Bancorp, Inc	787,282

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

84,777		Huntington Bancshares, Inc	$455,252
463,552		JPMorgan Chase & Co	20,743,953
107,061		Keycorp	829,723
9,606		M&T Bank Corp	762,524
60,026		Marshall & Ilsley Corp	483,209
28,359		Northern Trust Corp	1,567,118
43,563		People’s United Financial, Inc	681,325
60,422		PNC Financial Services Group, Inc	3,607,193
138,536		Regions Financial Corp	1,087,508
57,531		State Street Corp	2,596,949
59,030		SunTrust Banks, Inc	1,581,414
222,481		US Bancorp	5,757,808
604,461		Wells Fargo & Co	18,810,827
80,345		Western Union Co	1,362,651
16,149		Zions Bancorporation	352,371

		TOTAL DEPOSITORY INSTITUTIONS	100,932,688

EATING AND DRINKING PLACES - 1.1%
16,359		Darden Restaurants, Inc	728,630
125,558		McDonald’s Corp	8,377,230
86,705	*	Starbucks Corp	2,104,330
55,464		Yum! Brands, Inc	2,125,935

		TOTAL EATING AND DRINKING PLACES	13,336,125

EDUCATIONAL SERVICES - 0.1%
15,056	*	Apollo Group, Inc (Class A)	922,782
7,390		DeVry, Inc	481,828

		TOTAL EDUCATIONAL SERVICES	1,404,610

ELECTRIC, GAS, AND SANITARY SERVICES - 3.8%
78,687	*	AES Corp	865,557
18,429		Allegheny Energy, Inc	423,867
26,920		Ameren Corp	702,074
56,652		American Electric Power Co, Inc	1,936,365
44,729		Centerpoint Energy, Inc	642,308
25,305		CMS Energy Corp	391,215
32,382		Consolidated Edison, Inc	1,442,294
23,870		Constellation Energy Group, Inc	838,076
69,998		Dominion Resources, Inc	2,877,618
19,911		DTE Energy Co	888,031
152,720		Duke Energy Corp	2,492,390
38,296		Edison International	1,308,574
82,600		El Paso Corp	895,384
21,971		Entergy Corp	1,787,341
76,605		Exelon Corp	3,356,066
36,022		FirstEnergy Corp	1,408,100
48,544		FPL Group, Inc	2,346,132
8,946		Integrys Energy Group, Inc	423,861
4,416		Nicor, Inc	185,119
32,454		NiSource, Inc	512,773
20,480		Northeast Utilities	566,067
29,500	*	NRG Energy, Inc	616,550

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

12,000		Oneok, Inc	$547,800
26,056		Pepco Holdings, Inc	446,860
42,654		PG&E Corp	1,809,383
11,187		Pinnacle West Capital Corp	422,086
44,254		PPL Corp	1,226,278
32,991		Progress Energy, Inc	1,298,526
59,648		Public Service Enterprise Group, Inc	1,760,809
20,840		Questar Corp	900,288
37,635		Republic Services, Inc	1,092,168
12,996		SCANA Corp	488,520
28,376		Sempra Energy	1,415,962
95,702		Southern Co	3,173,478
9,882	*	Stericycle, Inc	538,569
24,300		TECO Energy, Inc	386,127
57,918		Waste Management, Inc	1,994,117
68,183		Williams Cos, Inc	1,575,027
13,657		Wisconsin Energy Corp	674,792
53,715		Xcel Energy, Inc	1,138,758

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	47,795,310

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.6%
66,559	*	Advanced Micro Devices, Inc	617,002
34,847		Altera Corp	847,131
20,000		Amphenol Corp (Class A)	843,800
33,378		Analog Devices, Inc	961,954
105,801	*	Apple Computer, Inc	24,855,829
49,585		Broadcom Corp (Class A)	1,645,230
668,038	*	Cisco Systems, Inc	17,389,029
199,629	*	Dell, Inc	2,996,431
19,518		Eaton Corp	1,478,879
5,700	*	First Solar, Inc	699,105
8,424		Harman International Industries, Inc	394,075
15,490		Harris Corp	735,620
274,660		Hewlett-Packard Co	14,598,179
644,489		Intel Corp	14,346,325
25,644	*	JDS Uniphase Corp	321,319
13,365		L-3 Communications Holdings, Inc	1,224,635
25,495		Linear Technology Corp	720,999
79,314	*	LSI Logic Corp	485,402
25,400	*	MEMC Electronic Materials, Inc	389,382
20,740		Microchip Technology, Inc	584,038
100,214	*	Micron Technology, Inc	1,041,223
15,971		Molex, Inc	333,155
267,074	*	Motorola, Inc	1,874,859
27,580		National Semiconductor Corp	398,531
39,552	*	NetApp, Inc	1,287,813
11,905	*	Novellus Systems, Inc	297,625
65,033	*	Nvidia Corp	1,130,274
12,447	*	QLogic Corp	252,674
195,435		Qualcomm, Inc	8,206,316
26,760	*	SanDisk Corp	926,699
44,922		Tellabs, Inc	340,060

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

145,741		Texas Instruments, Inc	$3,566,282
8,897		Whirlpool Corp	776,263
32,615		Xilinx, Inc	831,683

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	107,397,821

ENGINEERING AND MANAGEMENT SERVICES - 0.3%
21,162		Fluor Corp	984,245
14,410	*	Jacobs Engineering Group, Inc	651,188
38,127		Paychex, Inc	1,170,498
35,628	*	SAIC, Inc	630,616

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,436,547

FABRICATED METAL PRODUCTS - 0.4%
11,149		Ball Corp	595,134
44,857		Illinois Tool Works, Inc	2,124,427
18,784		Parker Hannifin Corp	1,216,076
6,226		Snap-On, Inc	269,835
17,714		Stanley Works	1,016,961

		TOTAL FABRICATED METAL PRODUCTS	5,222,433

FOOD AND KINDRED PRODUCTS - 4.3%
74,708		Archer Daniels Midland Co	2,159,061
22,537		Campbell Soup Co	796,683
268,948		Coca-Cola Co	14,792,141
37,451		Coca-Cola Enterprises, Inc	1,035,895
53,011		ConAgra Foods, Inc	1,328,986
23,550	*	Constellation Brands, Inc (Class A)	387,162
30,490		Dr Pepper Snapple Group, Inc	1,072,333
38,236		General Mills, Inc	2,706,726
37,234		H.J. Heinz Co	1,698,243
19,545		Hershey Co	836,721
8,710		Hormel Foods Corp	365,907
13,955		J.M. Smucker Co	840,928
29,559		Kellogg Co	1,579,337
202,069		Kraft Foods, Inc (Class A)	6,110,567
15,257		McCormick & Co, Inc	585,259
23,769		Mead Johnson Nutrition Co	1,236,701
18,654		Molson Coors Brewing Co (Class B)	784,587
190,669		PepsiCo, Inc	12,614,661
19,706		Reynolds American, Inc	1,063,730
81,242		Sara Lee Corp	1,131,701
35,441		Tyson Foods, Inc (Class A)	678,695

		TOTAL FOOD AND KINDRED PRODUCTS	53,806,024

FOOD STORES - 0.3%
76,552		Kroger Co	1,658,116
46,729		Safeway, Inc	1,161,683
24,020		Supervalu, Inc	400,654
19,753	*	Whole Foods Market, Inc	714,071

		TOTAL FOOD STORES	3,934,524

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FORESTRY - 0.1%
24,427		Weyerhaeuser Co	$1,105,810

		TOTAL FORESTRY	1,105,810

FURNITURE AND FIXTURES - 0.1%
17,803		Leggett & Platt, Inc	385,257
43,611		Masco Corp	676,843

		TOTAL FURNITURE AND FIXTURES	1,062,100

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
30,305	*	Bed Bath & Beyond, Inc	1,326,146
19,150	*	GameStop Corp (Class A)	419,577
14,466		RadioShack Corp	327,366

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,073,089

GENERAL BUILDING CONTRACTORS - 0.1%
31,786		DR Horton, Inc	400,504
17,331		Lennar Corp (Class A)	298,267
38,137	*	Pulte Homes, Inc	429,040

		TOTAL GENERAL BUILDING CONTRACTORS	1,127,811

GENERAL MERCHANDISE STORES - 2.2%
9,715	*	Big Lots, Inc	353,820
51,112		Costco Wholesale Corp	3,051,898
16,205		Family Dollar Stores, Inc	593,265
27,899		JC Penney Co, Inc	897,511
49,157		Macy’s, Inc	1,070,148
5,881	*	Sears Holdings Corp	637,677
87,516		Target Corp	4,603,342
48,492		TJX Companies, Inc	2,061,880
249,059		Wal-Mart Stores, Inc	13,847,679

		TOTAL GENERAL MERCHANDISE STORES	27,117,220

HEALTH SERVICES - 1.1%
33,544		AmerisourceBergen Corp	970,092
16,064	*	Coventry Health Care, Inc	397,102
12,089	*	DaVita, Inc	766,443
32,374	*	Express Scripts, Inc	3,294,378
12,511	*	Laboratory Corp of America Holdings	947,208
30,700		McKesson Corp	2,017,604
54,137	*	Medco Health Solutions, Inc	3,495,085
17,525		Quest Diagnostics, Inc	1,021,532
50,694	*	Tenet Healthcare Corp	289,970

		TOTAL HEALTH SERVICES	13,199,414

HOLDING AND OTHER INVESTMENT OFFICES - 3.1%
13,721		Apartment Investment & Management Co (Class A)	252,604
9,628		AvalonBay Communities, Inc	831,378
193,084	*	Berkshire Hathaway, Inc (Class B)	15,691,936
16,744		Boston Properties, Inc	1,263,167
32,874		Equity Residential	1,287,017

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,120		HCP, Inc	$1,125,960
14,509		Health Care REIT, Inc	656,242
76,168		Host Marriott Corp	1,115,861
48,169		Kimco Realty Corp	753,363
18,637		Plum Creek Timber Co, Inc	725,166
53,835		Prologis	710,622
16,008		Public Storage, Inc	1,472,576
33,371		Simon Property Group, Inc	2,799,827
67,534		SPDR Trust Series 1	7,900,803
17,850		Ventas, Inc	847,518
18,359		Vornado Realty Trust	1,389,776

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	38,823,816

HOTELS AND OTHER LODGING PLACES - 0.2%
29,760		Marriott International, Inc (Class A)	938,035
21,904		Starwood Hotels & Resorts Worldwide, Inc	1,021,602
20,831		Wyndham Worldwide Corp	535,982
8,090	*	Wynn Resorts Ltd	613,465

		TOTAL HOTELS AND OTHER LODGING PLACES	3,109,084

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.0%
83,037		3M Co	6,939,402
157,166		Applied Materials, Inc	2,118,598
72,317		Caterpillar, Inc	4,545,123
23,852		Cummins, Inc	1,477,631
49,696		Deere & Co	2,954,924
22,009		Dover Corp	1,028,921
238,545	*	EMC Corp	4,303,352
87,494		Emerson Electric Co	4,404,448
6,586		Flowserve Corp	726,238
14,166	*	FMC Technologies, Inc	915,549
1,244,910		General Electric Co	22,657,362
151,561		International Business Machines Corp	19,437,698
34,969		International Game Technology	645,178
21,502		ITT Industries, Inc	1,152,722
21,694		Jabil Circuit, Inc	351,226
79,766		Johnson Controls, Inc	2,631,480
9,135	*	Lexmark International, Inc (Class A)	329,591
35,318		Northrop Grumman Corp	2,315,801
13,740		Pall Corp	556,333
24,526		Pitney Bowes, Inc	599,661
44,570		Raytheon Co	2,545,838
20,284	*	Teradata Corp	586,005
31,830		Textron, Inc	675,751
14,701	*	Varian Medical Systems, Inc	813,406
26,350	*	Western Digital Corp	1,027,387
157,649		Xerox Corp	1,537,078

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	87,276,703

INSTRUMENTS AND RELATED PRODUCTS - 2.9%
40,695	*	Agilent Technologies, Inc	1,399,501
35,447		Allergan, Inc	2,315,398

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

11,352		Bard (C.R.), Inc	$983,310
70,130		Baxter International, Inc	4,081,566
27,576		Becton Dickinson & Co	2,171,058
176,552	*	Boston Scientific Corp	1,274,705
21,206	*	CareFusion Corp	560,475
30,472		Danaher Corp	2,435,018
17,800		Dentsply International, Inc	620,330
35,685		Eastman Kodak Co	206,616
17,260	*	Flir Systems, Inc	486,732
4,418	*	Intuitive Surgical, Inc	1,538,038
20,080		Kla-Tencor Corp	620,874
128,763		Medtronic, Inc	5,798,198
6,478	*	Millipore Corp	684,077
12,503		PerkinElmer, Inc	298,822
16,526		Rockwell Automation, Inc	931,405
18,347		Rockwell Collins, Inc	1,148,339
10,920		Roper Industries, Inc	631,613
39,204	*	St. Jude Medical, Inc	1,609,324
33,350		Stryker Corp	1,908,287
19,541	*	Teradyne, Inc	218,273
48,102	*	Thermo Electron Corp	2,474,367
11,178	*	Waters Corp	754,962
24,454	*	Zimmer Holdings, Inc	1,447,677

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	36,598,965

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
31,281		AON Corp	1,336,012
51,507		Hartford Financial Services Group, Inc	1,463,829
61,995		Marsh & McLennan Cos, Inc	1,513,917

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,313,758

INSURANCE CARRIERS - 3.2%
51,418		Aetna, Inc	1,805,286
54,728		Aflac, Inc	2,971,183
62,924		Allstate Corp	2,033,074
15,899	*	American International Group, Inc	542,792
13,620		Assurant, Inc	468,256
38,326		Chubb Corp	1,987,203
32,020		Cigna Corp	1,171,292
19,549		Cincinnati Financial Corp	564,966
56,583	*	Genworth Financial, Inc (Class A)	1,037,732
19,948	*	Humana, Inc	932,968
21,080	*	Leucadia National Corp	522,995
35,579		Lincoln National Corp	1,092,275
42,706		Loews Corp	1,592,080
95,244		Metlife, Inc	4,127,875
37,147		Principal Financial Group	1,085,064
80,073		Progressive Corp	1,528,594
54,748		Prudential Financial, Inc	3,312,254
9,708		Torchmark Corp	519,475
59,912		Travelers Cos, Inc	3,231,653
135,179		UnitedHealth Group, Inc	4,416,298

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

39,104		UnumProvident Corp	$968,606
51,788	*	WellPoint, Inc	3,334,111
40,300		XL Capital Ltd (Class A)	761,670

		TOTAL INSURANCE CARRIERS	40,007,702

LEATHER AND LEATHER PRODUCTS - 0.1%
37,536		Coach, Inc	1,483,423

		TOTAL LEATHER AND LEATHER PRODUCTS	1,483,423

METAL MINING - 0.7%
15,215		Cleveland-Cliffs, Inc	1,079,504
50,006		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,177,502
57,557		Newmont Mining Corp	2,931,378

		TOTAL METAL MINING	8,188,384

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
14,186		Hasbro, Inc	543,040
42,210		Mattel, Inc	959,855

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,502,895

MISCELLANEOUS RETAIL - 1.7%
39,935	*	Amazon.com, Inc	5,420,377
40,016		Best Buy Co, Inc	1,702,281
162,226		CVS Corp	5,930,982
32,458	*	Office Depot, Inc	259,015
5,130	*	Priceline.com, Inc	1,308,150
83,878		Staples, Inc	1,961,906
14,887		Tiffany & Co	706,984
115,031		Walgreen Co	4,266,500

		TOTAL MISCELLANEOUS RETAIL	21,556,195

MOTION PICTURES - 1.0%
33,000	*	Discovery Communications, Inc (Class A)	1,115,070
265,084		News Corp (Class A)	3,819,860
10,455		Scripps Networks Interactive (Class A)	463,679
134,188		Time Warner, Inc	4,196,060
69,569	*	Viacom, Inc (Class B)	2,391,782

		TOTAL MOTION PICTURES	11,986,451

NONDEPOSITORY INSTITUTIONS - 0.8%
139,618		American Express Co	5,760,638
52,211		Capital One Financial Corp	2,162,058
63,346		Discover Financial Services	943,855
54,838	*	SLM Corp	686,572

		TOTAL NONDEPOSITORY INSTITUTIONS	9,553,123

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
14,425		Vulcan Materials Co	681,437

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	681,437

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 4.4%
57,131		Anadarko Petroleum Corp	$4,160,851
39,106		Apache Corp	3,969,259
36,547		Baker Hughes, Inc	1,711,861
34,411		BJ Services Co	736,395
12,212		Cabot Oil & Gas Corp	449,402
28,930	*	Cameron International Corp	1,239,940
75,533		Chesapeake Energy Corp	1,785,600
46,361	*	Denbury Resources, Inc	782,110
51,626		Devon Energy Corp	3,326,263
8,195		Diamond Offshore Drilling, Inc	727,798
29,352		EOG Resources, Inc	2,727,975
16,706		Equitable Resources, Inc	684,946
104,803		Halliburton Co	3,157,714
12,000		Helmerich & Payne, Inc	456,960
33,120	*	Nabors Industries Ltd	650,146
48,447		National Oilwell Varco, Inc	1,965,979
20,255		Noble Energy, Inc	1,478,615
94,932		Occidental Petroleum Corp	8,025,551
13,290		Pioneer Natural Resources Co	748,493
18,460		Range Resources Corp	865,220
13,312	*	Rowan Cos, Inc	387,512
139,607		Schlumberger Ltd	8,859,461
28,855		Smith International, Inc	1,235,571
39,918	*	Southwestern Energy Co	1,625,461
67,505		XTO Energy, Inc	3,184,886

		TOTAL OIL AND GAS EXTRACTION	54,943,969

PAPER AND ALLIED PRODUCTS - 0.4%
12,951		Bemis Co	371,953
50,966		International Paper Co	1,254,273
48,924		Kimberly-Clark Corp	3,076,341
20,791		MeadWestvaco Corp	531,210

		TOTAL PAPER AND ALLIED PRODUCTS	5,233,777

PERSONAL SERVICES - 0.1%
14,543		Cintas Corp	408,513
39,477		H&R Block, Inc	702,690

		TOTAL PERSONAL SERVICES	1,111,203

PETROLEUM AND COAL PRODUCTS - 5.7%
234,038		Chevron Corp	17,747,102
172,622		ConocoPhillips	8,833,068
550,864		Exxon Mobil Corp	36,896,870
34,372		Hess Corp	2,149,969
83,164		Marathon Oil Corp	2,631,309
22,621		Murphy Oil Corp	1,271,074
13,065		Sunoco, Inc	388,161
16,770		Tesoro Corp	233,103
65,822		Valero Energy Corp	1,296,693

		TOTAL PETROLEUM AND COAL PRODUCTS	71,447,349

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.1%
76,145		Spectra Energy Corp	$1,715,547

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,715,547

PRIMARY METAL INDUSTRIES - 0.6%
12,929		AK Steel Holding Corp	295,557
119,045		Alcoa, Inc	1,695,201
10,885		Allegheny Technologies, Inc	587,681
37,491		Nucor Corp	1,701,342
16,620		Precision Castparts Corp	2,105,920
10,500	*	Titanium Metals Corp	174,195
16,602		United States Steel Corp	1,054,559

		TOTAL PRIMARY METAL INDUSTRIES	7,614,455

PRINTING AND PUBLISHING - 0.3%
6,181		Dun & Bradstreet Corp	459,990
27,622		Gannett Co, Inc	456,315
36,892		McGraw-Hill Cos, Inc	1,315,201
3,486		Meredith Corp	119,953
14,063	*	New York Times Co (Class A)	156,521
24,415		R.R. Donnelley & Sons Co	521,260
740		Washington Post Co (Class B)	328,693

		TOTAL PRINTING AND PUBLISHING	3,357,933

RAILROAD TRANSPORTATION - 0.7%
46,228		CSX Corp	2,353,005
42,559		Norfolk Southern Corp	2,378,623
58,692		Union Pacific Corp	4,302,123

		TOTAL RAILROAD TRANSPORTATION	9,033,751

REAL ESTATE - 0.0%
31,400	*	CB Richard Ellis Group, Inc (Class A)	497,690

		TOTAL REAL ESTATE	497,690

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
28,598	*	Goodyear Tire & Rubber Co	361,479
32,747		Newell Rubbermaid, Inc	497,755
18,656		Sealed Air Corp	393,268

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,252,502

SECURITY AND COMMODITY BROKERS - 2.4%
30,586		Ameriprise Financial, Inc	1,387,381
111,979		Charles Schwab Corp	2,092,888
7,699		CME Group, Inc	2,433,731
180,367	*	E*Trade Financial Corp	297,606
10,166		Federated Investors, Inc (Class B)	268,179
17,328		Franklin Resources, Inc	1,921,675
61,399		Goldman Sachs Group, Inc	10,476,510
8,806	*	IntercontinentalExchange, Inc	987,857
50,020		Invesco Ltd	1,095,938
22,806		Janus Capital Group, Inc	325,898
19,159		Legg Mason, Inc	549,289

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

163,107		Morgan Stanley	$4,777,403
15,880	*	Nasdaq Stock Market, Inc	335,386
31,110		NYSE Euronext	921,167
30,091		T Rowe Price Group, Inc	1,652,899

		TOTAL SECURITY AND COMMODITY BROKERS	29,523,807

SPECIAL TRADE CONTRACTORS - 0.0%
24,850	*	Quanta Services, Inc	476,126

		TOTAL SPECIAL TRADE CONTRACTORS	476,126

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
181,008		Corning, Inc	3,658,171
20,320	*	Owens-Illinois, Inc	722,173

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,380,344

TOBACCO PRODUCTS - 1.5%
241,068		Altria Group, Inc	4,946,715
17,669		Fortune Brands, Inc	857,123
18,055		Lorillard, Inc	1,358,458
219,457		Philip Morris International, Inc	11,446,878

		TOTAL TOBACCO PRODUCTS	18,609,174

TRANSPORTATION BY AIR - 0.4%
36,759		FedEx Corp	3,433,290
86,522		Southwest Airlines Co	1,143,821

		TOTAL TRANSPORTATION BY AIR	4,577,111

TRANSPORTATION EQUIPMENT - 2.8%
88,315		Boeing Co	6,412,552
392,961	*	Ford Motor Co	4,939,520
45,379		General Dynamics Corp	3,503,259
18,634		Genuine Parts Co	787,100
14,613		Goodrich Corp	1,030,509
26,339		Harley-Davidson, Inc	739,336
89,470		Honeywell International, Inc	4,050,307
37,204		Lockheed Martin Corp	3,096,117
42,856		Paccar, Inc	1,857,379
109,077		United Technologies Corp	8,029,157

		TOTAL TRANSPORTATION EQUIPMENT	34,445,236

TRANSPORTATION SERVICES - 0.2%
19,668		CH Robinson Worldwide, Inc	1,098,458
24,653		Expeditors International Washington, Inc	910,189

		TOTAL TRANSPORTATION SERVICES	2,008,647

TRUCKING AND WAREHOUSING - 0.6%
115,505		United Parcel Service, Inc (Class B)	7,439,677

		TOTAL TRUCKING AND WAREHOUSING	7,439,677

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.2%
51,505		Carnival Corp	$2,002,514

		TOTAL WATER TRANSPORTATION	2,002,514

WHOLESALE TRADE-DURABLE GOODS - 0.1%
11,217		Patterson Cos, Inc	348,288
7,348		W.W. Grainger, Inc	794,466

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,142,754

WHOLESALE TRADE-NONDURABLE GOODS - 0.4%
9,300		Airgas, Inc	591,666
12,726		Brown-Forman Corp (Class B)	756,561
42,413		Cardinal Health, Inc	1,528,140
20,794	*	Dean Foods Co	326,258
67,832		Sysco Corp	2,001,044

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,203,669

		TOTAL COMMON STOCKS	1,240,082,763

		(Cost $1,276,397,517)

		TOTAL INVESTMENTS - 99.3%	1,240,082,763
		(Cost $1,276,397,517)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	8,325,044

		NET ASSETS - 100.0%	$1,248,407,807

Abbreviation(s):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%
AGRICULTURAL PRODUCTION-CROPS - 0.1%
30,156	*	Chiquita Brands International, Inc	$474,354
2,358		Griffin Land & Nurseries, Inc (Class A)	68,500

		TOTAL AGRICULTURAL PRODUCTION-CROPS	542,854

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.1%
9,186		Cal-Maine Foods, Inc	311,313
229		Seaboard Corp	297,494

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	608,807

AGRICULTURAL SERVICES - 0.0%
9,079	*	Cadiz, Inc	115,939
6,978		Calavo Growers, Inc	127,279

		TOTAL AGRICULTURAL SERVICES	243,218

AMUSEMENT AND RECREATION SERVICES - 0.7%
37,772	*	Bally Technologies, Inc	1,531,276
6,427		Churchill Downs, Inc	241,013
10,695		Dover Downs Gaming & Entertainment, Inc	42,352
12,466	*	Lakes Entertainment, Inc	28,672
27,321	*	Life Time Fitness, Inc	767,720
94,443	*	Live Nation, Inc	1,369,424
17,980	*	Multimedia Games, Inc	70,122
40,644	*	Pinnacle Entertainment, Inc	395,873
8,822		Speedway Motorsports, Inc	137,711
13,117	*	Town Sports International Holdings, Inc	51,287
14,896		World Wrestling Entertainment, Inc (Class A)	257,701
20,600	*	Youbet.com, Inc	60,564

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,953,715

APPAREL AND ACCESSORY STORES - 2.0%
21,970	*	American Apparel, Inc	66,569
39,913	*	AnnTaylor Stores Corp	826,199
16,071		Bebe Stores, Inc	143,032
27,987		Brown Shoe Co, Inc	433,239
17,395		Buckle, Inc	639,440
38,564	*	Carter’s, Inc	1,162,705
18,726		Cato Corp (Class A)	401,485
78,751	*	Charming Shoppes, Inc	429,980
15,296	*	Children’s Place Retail Stores, Inc	681,437
24,267		Christopher & Banks Corp	194,136
9,925	*	Citi Trends, Inc	321,967
43,682	*	Collective Brands, Inc	993,329
3,140	*	Destination Maternity Corp	80,572
42,416	*	Dress Barn, Inc	1,109,603

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,492	*	DSW, Inc (Class A)	$216,801
28,696		Finish Line, Inc (Class A)	468,319
29,078	*	Hot Topic, Inc	189,007
34,267	*	J Crew Group, Inc	1,572,855
12,544	*	JOS A Bank Clothiers, Inc	685,530
27,679	*	Lululemon Athletica, Inc	1,148,679
16,865	*	New York & Co, Inc	80,783
44,396	*	Pacific Sunwear Of California, Inc	235,743
4,648	*	Rue21, Inc	161,146
6,073	*	Shoe Carnival, Inc	138,829
26,093		Stage Stores, Inc	401,571
4,573	*	Syms Corp	45,547
16,491	*	Talbots, Inc	213,723
23,020	*	Under Armour, Inc (Class A)	677,018
65,543	*	Wet Seal, Inc (Class A)	311,985

		TOTAL APPAREL AND ACCESSORY STORES	14,031,229

APPAREL AND OTHER TEXTILE PRODUCTS - 0.8%
7,810		Columbia Sportswear Co	410,259
10,007	*	G-III Apparel Group Ltd	275,793
19,752	*	Gymboree Corp	1,019,796
58,082		Jones Apparel Group, Inc	1,104,719
64,160	*	Liz Claiborne, Inc	476,709
12,916	*	Maidenform Brands, Inc	282,215
86,638	*	Quiksilver, Inc	409,798
17,180	*	True Religion Apparel, Inc	521,585
31,301	*	Warnaco Group, Inc	1,493,370

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,994,244

AUTO REPAIR, SERVICES AND PARKING - 0.3%
6,050	*	Amerco, Inc	328,455
19,439	*	Dollar Thrifty Automotive Group, Inc	624,575
9,779	*	Midas, Inc	110,307
11,340		Monro Muffler, Inc	405,518
5,351	*	Standard Parking Corp	87,863
26,268	*	Wright Express Corp	791,193

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,347,911

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
6,696	*	America’s Car-Mart, Inc	161,508
22,125	*	Asbury Automotive Group, Inc	294,263
14,126	*	Lithia Motors, Inc (Class A)	90,406
21,340	*	Rush Enterprises, Inc (Class A)	281,901
20,978	*	Sonic Automotive, Inc (Class A)	230,758
6,768	*	US Auto Parts Network, Inc	50,895

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,109,731

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
32,447	*	Builders FirstSource, Inc	102,208
9,582	*	Lumber Liquidators, Inc	255,552

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	357,760

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 10.7%
264,331	*	3Com Corp	$2,032,704
11,782	*	3D Systems Corp	160,824
31,335		ABM Industries, Inc	664,302
21,582	*	Acacia Research (Acacia Technologies)	233,733
23,950	*	ACI Worldwide, Inc	493,610
30,508	*	ActivIdentity Corp	86,643
30,217	*	Actuate Corp	168,913
45,890	*	Acxiom Corp	823,267
14,326		Administaff, Inc	305,717
10,470	*	Advent Software, Inc	468,533
32,271		Aircastle Ltd	305,606
24,594	*	American Reprographics Co	220,608
15,335	*	American Software, Inc (Class A)	89,096
23,858	*	AMICAS, Inc	143,625
22,104	*	AMN Healthcare Services, Inc	194,515
5,090	*	Ancestry.com, Inc	86,276
17,975	*	APAC Customer Services, Inc	103,356
18,061		Arbitron, Inc	481,506
12,527	*	ArcSight, Inc	352,635
59,636	*	Ariba, Inc	766,323
105,651	*	Art Technology Group, Inc	465,921
10,131	*	Asset Acceptance Capital Corp	63,927
22,827	*	athenahealth, Inc	834,555
69,497	*	Avis Budget Group, Inc	799,216
5,113		Barrett Business Services, Inc	69,332
31,262		BGC Partners, Inc (Class A)	191,011
29,831		Blackbaud, Inc	751,443
22,952	*	Blackboard, Inc	956,180
26,794	*	Blue Coat Systems, Inc	831,686
18,394	*	Bottomline Technologies, Inc	309,571
63,063	*	BPZ Energy, Inc	463,513
32,836		Brady Corp (Class A)	1,021,856
20,613	*	CACI International, Inc (Class A)	1,006,945
6,591	*	CAI International, Inc	81,201
18,386	*	Callidus Software, Inc	66,741
9,965	*	Capella Education Co	925,151
24,715	*	Cavium Networks, Inc	614,415
29,353	*	CBIZ, Inc	192,849
21,153	*	Chordiant Software, Inc	107,246
46,508	*	Ciber, Inc	173,940
8,966	*	Clinical Data, Inc	173,940
29,950	*	Cogent Communications Group, Inc	311,780
29,038	*	Cogent, Inc	296,188
26,904		Cognex Corp	497,455
28,412	*	Commvault Systems, Inc	606,596
16,155		Compass Diversified Trust	246,525
11,734	*	Compellent Technologies, Inc	205,932
6,615		Computer Programs & Systems, Inc	258,514
9,846	*	Computer Task Group, Inc	71,384
10,251	*,m	COMSYS IT Partners, Inc	179,187

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,129	*	Concur Technologies, Inc	$1,112,560
16,285	*	Constant Contact, Inc	378,138
13,604	*	CoStar Group, Inc	564,838
24,063	*	CSG Systems International, Inc	504,360
47,424	*	Cybersource Corp	836,559
25,449	*	DealerTrack Holdings, Inc	434,669
12,355	*	Deltek, Inc	94,392
35,078		Deluxe Corp	681,215
10,323	*	Dice Holdings, Inc	78,455
26,102	*	Digital River, Inc	790,891
22,604	*	DivX, Inc	161,845
11,599	*	Double-Take Software, Inc	103,347
6,171	*	Dynamics Research Corp	69,547
16,911	*	DynCorp International, Inc (Class A)	194,307
72,612		Earthlink, Inc	620,106
15,651	*	Ebix, Inc	249,946
22,034	*	Echelon Corp	197,645
38,025	*	Eclipsys Corp	755,937
12,442		Electro Rent Corp	163,363
30,182	*	Electronics for Imaging, Inc	351,017
4,399	*	eLoyalty Corp	24,766
32,162	*	Epicor Software Corp	307,469
22,111	*	EPIQ Systems, Inc	274,840
88,175	*	Evergreen Energy, Inc	15,872
10,070	*	ExlService Holdings, Inc	167,968
33,413		Fair Isaac Corp	846,685
23,634	*	FalconStor Software, Inc	82,246
10,632	*	Forrester Research, Inc	319,704
46,170	*	Gartner, Inc	1,026,821
25,625	*	Global Cash Access, Inc	209,356
11,675	*	Global Sources Ltd	76,004
13,098	*	GSE Systems, Inc	70,860
18,458	*	H&E Equipment Services, Inc	198,977
26,976	*	Hackett Group, Inc	74,993
27,771		Healthcare Services Group	621,793
25,474		Heartland Payment Systems, Inc	473,816
4,910	*	HeartWare International, Inc	218,348
11,548		Heidrick & Struggles International, Inc	323,690
17,655	*	HMS Holdings Corp	900,228
15,332		iGate Corp	149,180
6,019		Imergent, Inc	40,508
23,099	*	infoGROUP, Inc	180,172
59,393	*	Informatica Corp	1,595,296
23,864	*	Infospace, Inc	263,697
17,522	*	Innerworkings, Inc	91,114
14,491	*	Innodata Isogen, Inc	58,689
12,236	*	Integral Systems, Inc	117,833
8,449	*	Interactive Intelligence, Inc	157,912
34,807	*	Internap Network Services Corp	194,919
18,498	*	Internet Brands, Inc (Class A)	170,552
25,440	*	Internet Capital Group, Inc	214,968
22,943	*	inVentiv Health, Inc	515,300

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,441		Ipass, Inc	$44,207
57,408		Jack Henry & Associates, Inc	1,381,236
22,844	*	JDA Software Group, Inc	635,520
17,684	*	Kelly Services, Inc (Class A)	294,615
15,206	*	Kenexa Corp	209,083
8,638		Keynote Systems, Inc	98,387
19,366	*	Kforce, Inc	294,557
20,283	*	Knot, Inc	158,613
30,796	*	Korn/Ferry International	543,549
93,750	*	Lawson Software, Inc	619,688
22,180	*	Limelight Networks, Inc	81,179
38,176	*	Lionbridge Technologies	138,579
10,128	*	Liquidity Services, Inc	116,877
28,584	*	Liveperson, Inc	219,239
5,020	*	LogMeIn, Inc	103,864
15,802	*	Manhattan Associates, Inc	402,635
14,936	*	Mantech International Corp (Class A)	729,325
13,387		Marchex, Inc (Class B)	68,408
4,880	*	Medidata Solutions, Inc	74,176
71,782	*	Mentor Graphics Corp	575,692
6,225	*	MicroStrategy, Inc (Class A)	529,561
31,060	*	ModusLink Global Solutions, Inc	261,836
55,707	*	MoneyGram International, Inc	212,244
14,680	*	Monotype Imaging Holdings, Inc	142,836
104,167	*	Move, Inc	217,709
4,471	*	NCI, Inc (Class A)	135,158
25,895	*	Ness Technologies, Inc	163,397
16,652	*	Netscout Systems, Inc	246,283
11,049	*	NetSuite, Inc	160,652
19,700	*	Network Equipment Technologies, Inc	108,547
34,468		NIC, Inc	271,263
24,438	*	On Assignment, Inc	174,243
16,925	*	Online Resources Corp	68,208
2,029	*	OpenTable, Inc	77,366
8,894		Opnet Technologies, Inc	143,371
79,114	*	Parametric Technology Corp	1,428,008
13,553		PC-Tel, Inc	83,758
10,192		Pegasystems, Inc	377,104
19,462	*	Perficient, Inc	219,337
10,209	*	Pervasive Software, Inc	51,658
29,153	*	Phase Forward, Inc	381,030
24,198	*	Phoenix Technologies Ltd	77,918
11,558	*	Portfolio Recovery Associates, Inc	634,187
41,080	*	Premiere Global Services, Inc	339,321
27,314	*	Progress Software Corp	858,479
12,902	*	PROS Holdings, Inc	127,472
8,405		QAD, Inc	44,126
16,145		Quality Systems, Inc	991,949
41,885	*	Quest Software, Inc	745,134
6,690	*	QuinStreet, Inc	113,797
45,220	*	Rackspace Hosting, Inc	846,971
18,912	*	Radiant Systems, Inc	269,874

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,323	*	Radisys Corp	$146,254
46,908	*	Raser Technologies, Inc	46,908
56,042	*	RealNetworks, Inc	270,683
4,372		Renaissance Learning, Inc	70,958
45,027	*	Rent-A-Center, Inc	1,064,889
4,255		Rewards Network, Inc	57,017
14,901	*	RightNow Technologies, Inc	266,132
14,825	*	Riskmetrics Group Inc	335,193
29,884		Rollins, Inc	647,885
4,234	*	Rosetta Stone, Inc	100,685
33,154	*	RSC Holdings, Inc	263,906
36,210	*	S1 Corp	213,639
17,125	*	Saba Software, Inc	84,769
57,299		Sapient Corp	523,713
19,399	*	Smith Micro Software, Inc	171,487
8,663	*	SolarWinds, Inc	187,641
36,861	*	SonicWALL, Inc	320,322
141,590	*	Sonus Networks, Inc	369,550
45,464		Sotheby’s (Class A)	1,413,476
14,975	*	Sourcefire, Inc	343,676
35,236	*	Spherion Corp	282,240
28,619	*	SRA International, Inc (Class A)	594,989
8,051	*	StarTek, Inc	55,954
13,694	*	Stratasys, Inc	333,860
31,073	*	SuccessFactors, Inc	591,630
30,934	*	SupportSoft, Inc	101,154
25,762	*	SYKES Enterprises, Inc	588,404
12,891	*	Synchronoss Technologies, Inc	249,699
13,178	*	SYNNEX Corp	389,542
8,720		Syntel, Inc	335,458
54,313		Take-Two Interactive Software, Inc	534,983
10,214		TAL International Group, Inc	204,076
26,669	*	Taleo Corp (Class A)	690,994
8,244	*	TechTarget, Inc	43,116
21,956	*	TeleTech Holdings, Inc	375,008
6,271		Textainer Group Holdings Ltd	135,140
45,631	*	THQ, Inc	319,873
114,705	*	TIBCO Software, Inc	1,237,667
11,474	*	Tier Technologies, Inc	91,333
17,013	*	TNS, Inc	379,390
22,515	*	TradeStation Group, Inc	157,830
3,748	*	Travelzoo, Inc	56,257
29,720	*	TrueBlue, Inc	460,660
16,627	*	Ultimate Software Group, Inc	547,860
9,600	*	Unica Corp	85,344
29,249	*	Unisys Corp	1,020,498
57,239		United Online, Inc	428,148
40,743	*	United Rentals, Inc	382,169
59,282	*	Valueclick, Inc	601,119
18,036	*	Vasco Data Security International	148,797
13,993		Viad Corp	287,556
8,887	*	Virtusa Corp	91,625

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,476	*	Vocus, Inc	$195,666
8,144	*	Volt Information Sciences, Inc	83,150
30,198	*	Websense, Inc	687,608
18,025	*	Website Pros, Inc	98,236

		TOTAL BUSINESS SERVICES	76,341,747

CHEMICALS AND ALLIED PRODUCTS - 7.2%
25,907	*	Acorda Therapeutics, Inc	886,019
5,638	*	Acura Pharmaceuticals, Inc	30,389
31,796	*	Adolor Corp	57,233
15,800	*	Albany Molecular Research, Inc	131,930
64,651	*	Alkermes, Inc	838,523
49,512	*	Allos Therapeutics, Inc	367,874
24,331	*	Alnylam Pharmaceuticals, Inc	414,114
14,074	*	AMAG Pharmaceuticals, Inc	491,323
41,696	*	American Oriental Bioengineering, Inc	170,120
13,192		American Vanguard Corp	107,515
10,785	*	Amicus Therapeutics, Inc	34,404
17,156		Arch Chemicals, Inc	589,995
9,873	*	Ardea Biosciences, Inc	180,281
63,825	*	Arena Pharmaceuticals, Inc	197,858
28,012	*	Arqule, Inc	161,349
35,911	*	Array Biopharma, Inc	98,396
15,174	*	ARYx Therapeutics, Inc	13,201
31,670	*	Auxilium Pharmaceuticals, Inc	986,837
45,825	*	AVANIR Pharmaceuticals, Inc	106,314
64,749	*	AVI BioPharma, Inc	77,051
18,597		Balchem Corp	458,416
17,146	*	BioCryst Pharmaceuticals, Inc	112,649
11,177	*	Biodel, Inc	47,726
7,362	*	BioDelivery Sciences International, Inc	28,196
9,325	*	BioMimetic Therapeutics, Inc	122,624
2,570	*	Biospecifics Technologies Corp	71,318
16,543	*	Cadence Pharmaceuticals, Inc	151,038
37,645	*	Calgon Carbon Corp	644,482
19,713	*	Cambrex Corp	79,838
7,325	*	Caraco Pharmaceutical Laboratories Ltd	43,877
6,804	*	Cardiovascular Systems, Inc	36,129
391,287	*	Cell Therapeutics, Inc	211,569
17,056	*	Celldex Therapeutics, Inc	104,724
4,050		Chase Corp	51,111
18,950	*	Chelsea Therapeutics International, Inc	67,273
7,908	*	China Green Agriculture, Inc	110,712
20,863	*	China Precision Steel, Inc	43,812
6,565	*	China-Biotics, Inc	117,579
4,398	*	Cornerstone Therapeutics, Inc	27,927
39,364	*	Cubist Pharmaceuticals, Inc	887,265
5,420	*	Cumberland Pharmaceuticals, Inc	57,073
49,571	*	Curis, Inc	152,183
26,710	*	Cypress Bioscience, Inc	130,879
29,597	*	Cytokinetics, Inc	94,710
19,807	*	Cytori Therapeutics, Inc	90,320

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

96,378	*	Discovery Laboratories, Inc	$50,117
57,696	*	Durect Corp	173,665
16,578	*	Elizabeth Arden, Inc	298,404
11,228	*	Emergent Biosolutions, Inc	188,518
40,123	*	Enzon Pharmaceuticals, Inc	408,452
16,769	*	Facet Biotech Corp	452,595
10,737		Female Health Co	76,984
58,980		Ferro Corp	518,434
61,053	*	Geron Corp	346,781
14,060	*	GTx, Inc	46,960
33,225		H.B. Fuller Co	771,152
45,273	*	Halozyme Therapeutics, Inc	361,731
5,886		Hawkins, Inc	142,441
82,220	*	Hemispherx Biopharma, Inc	60,843
5,958	*	Hi-Tech Pharmacal Co, Inc	131,910
124,649	*	Human Genome Sciences, Inc	3,764,399
18,924		ICO, Inc	152,906
20,682	*	Idenix Pharmaceuticals, Inc	58,323
15,310	*	Idera Pharmaceuticals, Inc	95,075
48,015	*	Immucor, Inc	1,075,056
38,965	*	Immunogen, Inc	315,227
41,360	*	Impax Laboratories, Inc	739,517
11,839		Innophos Holdings, Inc	330,308
15,951		Innospec, Inc	181,203
41,139	*	Inspire Pharmaceuticals, Inc	256,707
9,950		Inter Parfums, Inc	147,459
30,544	*	InterMune, Inc	1,361,346
35,337	*	Javelin Pharmaceuticals, Inc	45,585
10,506		Kaiser Aluminum Corp	405,216
13,886		Koppers Holdings, Inc	393,252
26,300	*	KV Pharmaceutical Co (Class A)	46,288
17,739	*	Landec Corp	117,610
6,801	*	Lannett Co, Inc	28,904
76,566	*	Ligand Pharmaceuticals, Inc (Class B)	133,991
11,682		Mannatech, Inc	39,018
39,035	*	MannKind Corp	256,070
6,330	*	MAP Pharmaceuticals, Inc	100,584
22,769		Martek Biosciences Corp	512,530
36,245	*	Medicines Co	284,161
40,152		Medicis Pharmaceutical Corp (Class A)	1,010,224
8,951	*	Medifast, Inc	224,939
19,346	*	Medivation, Inc	202,940
27,601		Meridian Bioscience, Inc	562,232
45,813	*	Micromet, Inc	370,169
22,961	*	MiddleBrook Pharmaceuticals, Inc	6,888
12,890		Minerals Technologies, Inc	668,218
13,896	*	Molecular Insight Pharmaceuticals, Inc	18,204
26,443	*	Momenta Pharmaceuticals, Inc	395,852
16,394	*	Myriad Pharmaceuticals, Inc	74,101
35,215	*	Nabi Biopharmaceuticals	192,626
9,458	*	Nanosphere, Inc	45,304
25,969	*	Neurocrine Biosciences, Inc	66,221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,506	*	NeurogesX, Inc	$70,556
6,793		NewMarket Corp	699,611
4,826		NL Industries, Inc	41,407
49,220	*	Novavax, Inc	113,698
32,135	*	NPS Pharmaceuticals, Inc	161,960
7,658	*	Nutraceutical International Corp	114,411
11,888	*	Obagi Medical Products, Inc	144,796
52,311		Olin Corp	1,026,342
20,848	*	OM Group, Inc	706,330
5,357	*	Omeros Corp	37,713
29,783	*	Omnova Solutions, Inc	233,797
2,989	*	OncoGenex Pharmaceutical, Inc	61,364
42,451	*	Onyx Pharmaceuticals, Inc	1,285,416
29,415	*	Opko Health, Inc	58,242
19,547	*	Optimer Pharmaceuticals, Inc	240,037
31,142	*	OraSure Technologies, Inc	184,672
17,841	*	Orexigen Therapeutics, Inc	105,083
11,651	*	Osiris Therapeutics, Inc	86,217
24,110	*	OXiGENE, Inc	29,655
23,522	*	Pain Therapeutics, Inc	147,483
23,478	*	Par Pharmaceutical Cos, Inc	582,254
38,899	*	Parexel International Corp	906,736
82,108		PDL BioPharma, Inc	509,891
15,870		PetMed Express, Inc	351,838
15,360	*	Pharmasset, Inc	411,648
20,573	*	PharMerica Corp	374,840
62,658	*	PolyOne Corp	641,618
20,873	*	Poniard Pharmaceuticals, Inc	24,004
17,658	*	Pozen, Inc	169,164
22,919	*	Prestige Brands Holdings, Inc	206,271
18,860	*	Progenics Pharmaceuticals, Inc	100,524
23,583	*	Protalix BioTherapeutics, Inc	154,704
39,499	*	Questcor Pharmaceuticals, Inc	325,077
17,296	*	Quidel Corp	251,484
6,403	*	Repros Therapeutics, Inc	4,322
13,411	*	Revlon, Inc (Class A)	199,153
33,441	*	Rockwood Holdings, Inc	890,199
37,722	*	Salix Pharmaceuticals Ltd	1,405,144
35,081	*	Santarus, Inc	188,736
25,028	*	Sciclone Pharmaceuticals, Inc	88,349
56,321	*	Seattle Genetics, Inc	672,473
33,434		Sensient Technologies Corp	971,592
20,468	*	SIGA Technologies, Inc	135,703
82,016	*	Solutia, Inc	1,321,278
29,688	*	Spectrum Pharmaceuticals, Inc	136,862
80,308	*	StemCells, Inc	93,157
4,977		Stepan Co	278,165
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	29,074
39,998	*	SuperGen, Inc	127,994
10,575	*	SurModics, Inc	221,441
11,112	*	Synta Pharmaceuticals Corp	47,893
47,488	*	Theravance, Inc	632,540

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,715	*	Ulta Salon Cosmetics & Fragrance, Inc	$423,333
30,997	*	Unifi, Inc	112,829
4,196	*	USANA Health Sciences, Inc	131,796
77,176	*	USEC, Inc	445,306
18,419	*	Vanda Pharmaceuticals, Inc	212,555
28,841	*	Vical, Inc	96,906
52,958	*	Viropharma, Inc	721,818
7,340	*	Vitacost.com, Inc	88,447
13,247		Westlake Chemical Corp	341,640
49,215	*	WR Grace & Co	1,366,208
20,221	*	Xenoport, Inc	187,246
31,045	*	Zymogenetics, Inc	177,888

		TOTAL CHEMICALS AND ALLIED PRODUCTS	50,900,686

COAL MINING - 0.2%
21,409	*	Cloud Peak Energy, Inc	356,246
72,020	*	International Coal Group, Inc	329,131
18,390	*	James River Coal Co	292,401
6,750	*	Westmoreland Coal Co	85,185

		TOTAL COAL MINING	1,062,963

COMMUNICATIONS - 2.1%
8,921	*	AboveNet, Inc	452,562
37,956		Adtran, Inc	1,000,140
30,256		Alaska Communications Systems Group, Inc	245,679
20,295	*	Anixter International, Inc	950,821
40,108	*	Aruba Networks, Inc	547,875
6,175		Atlantic Tele-Network, Inc	277,443
11,658	*	Audiovox Corp (Class A)	90,699
33,199	*	Brightpoint, Inc	249,988
15,545	*	Cbeyond Communications, Inc	212,656
138,014	*	Cincinnati Bell, Inc	470,628
16,082		Consolidated Communications Holdings, Inc	304,915
7,284	*	Crown Media Holdings, Inc (Class A)	13,985
13,994	*	DG FastChannel, Inc	447,108
10,039	*	DigitalGlobe, Inc	280,590
4,074		Fisher Communications, Inc	57,443
28,284	*	General Communication, Inc (Class A)	163,199
12,709	*	GeoEye, Inc	374,916
19,596	*	Global Crossing Ltd	296,879
9,261		HickoryTech Corp	81,775
6,004	*	Hughes Communications, Inc	167,211
18,961	*	inContact, Inc	54,039
22,335		Iowa Telecommunications Services, Inc	372,995
30,440	*	j2 Global Communications, Inc	712,296
20,402	*	Knology, Inc	274,203
18,820	*	Lin TV Corp (Class A)	108,215
14,374	*	Lodgenet Entertainment Corp	100,187
35,489	*	Mastec, Inc	447,516
26,505	*	Mediacom Communications Corp (Class A)	157,705
22,356	*	Neutral Tandem, Inc	357,249
20,832	*	Novatel Wireless, Inc	140,199

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,419		NTELOS Holdings Corp	$363,254
83,785	*	PAETEC Holding Corp	392,114
1,517		Preformed Line Products Co	57,874
24,802	*	RCN Corp	374,014
24,395	*	SAVVIS, Inc	402,518
16,068		Shenandoah Telecom Co	302,078
29,855	*	Sinclair Broadcast Group, Inc (Class A)	151,663
9,539	*	SureWest Communications	81,940
13,841	*	Switch & Data Facilities Co, Inc	245,816
47,099	*	Syniverse Holdings, Inc	917,018
27,047	*	TeleCommunication Systems, Inc (Class A)	198,255
39,153	*	Terremark Worldwide, Inc	274,463
75,403	*	TiVo, Inc	1,290,898
15,282		USA Mobility, Inc	193,623

		TOTAL COMMUNICATIONS	14,656,644

DEPOSITORY INSTITUTIONS - 7.3%
10,148		1st Source Corp	178,097
15,065		Abington Bancorp, Inc	119,014
2,942		Alliance Financial Corp	86,730
4,063		American National Bankshares, Inc	81,869
9,719		Ameris Bancorp	87,764
4,423		Ames National Corp	88,681
6,515		Arrow Financial Corp	175,188
58,032		Astoria Financial Corp	841,464
1,591		Auburn National Bancorporation, Inc	32,854
4,390		Bancfirst Corp	183,985
18,568		Banco Latinoamericano de Exportaciones S.A. (Class E)	266,636
2,586		Bancorp Rhode Island, Inc	70,727
31,315		Bank Mutual Corp	203,548
2,081		Bank of Kentucky Financial Corp	41,495
3,497		Bank of Marin Bancorp	115,681
8,886		Bank of the Ozarks, Inc	312,698
14,850		BankFinancial Corp	136,175
12,617		Banner Corp	48,449
2,670		Bar Harbor Bankshares	81,435
22,044	*	Beneficial Mutual Bancorp, Inc	208,977
9,252		Berkshire Hills Bancorp, Inc	169,589
46,394		Boston Private Financial Holdings, Inc	341,924
4,351		Bridge Bancorp, Inc	101,813
40,438		Brookline Bancorp, Inc	430,260
2,071		Brooklyn Federal Bancorp, Inc	17,396
4,895		Bryn Mawr Bank Corp	88,844
5,162		Camden National Corp	165,752
8,011		Capital City Bank Group, Inc	114,157
19,147		Cardinal Financial Corp	204,490
5,696		Cass Information Systems, Inc	177,430
53,096		Cathay General Bancorp	618,568
8,843		Center Bancorp, Inc	73,485
12,346		Centerstate Banks of Florida, Inc	151,239
22,066	*	Central Pacific Financial Corp	37,071
2,420		Century Bancorp, Inc	46,464

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,437		Chemical Financial Corp	$341,002
1,884		Cheviot Financial Corp	17,370
4,451	*	Chicopee Bancorp, Inc	56,528
8,164		Citizens & Northern Corp	102,458
2,848		Citizens Holding Co	70,289
267,059	*	Citizens Republic Bancorp, Inc	315,130
10,935		City Holding Co	374,961
6,196		Clifton Savings Bancorp, Inc	57,437
6,059		CNB Financial Corp	93,551
20,358		CoBiz, Inc	126,830
19,149		Columbia Banking System, Inc	388,916
22,177		Community Bank System, Inc	505,192
10,226		Community Trust Bancorp, Inc	277,022
57,312		CVB Financial Corp	569,108
17,456		Dime Community Bancshares	220,469
16,461	*	Dollar Financial Corp	396,052
10,444	*	Eagle Bancorp, Inc	123,761
75,464		East West Bancorp, Inc	1,314,582
3,798		Enterprise Bancorp, Inc	46,374
7,804		Enterprise Financial Services Corp	86,312
6,121		ESB Financial Corp	78,900
10,510		ESSA Bancorp, Inc	131,795
33,167	*	Euronet Worldwide, Inc	611,268
4,247		Farmers Capital Bank Corp	36,397
7,473		Financial Institutions, Inc	109,255
9,947		First Bancorp (NC)	134,483
53,814		First Bancorp (Puerto Rico)	129,692
6,044		First Bancorp, Inc	96,341
33,446		First Busey Corp	147,831
3,779	*	First California Financial Group, Inc	9,977
57,358		First Commonwealth Financial Corp	384,872
9,831		First Community Bancshares, Inc	121,609
5,891		First Defiance Financial Corp	59,617
39,398		First Financial Bancorp	700,890
14,137		First Financial Bankshares, Inc	728,762
7,981		First Financial Corp	231,130
10,940		First Financial Holdings, Inc	164,756
11,792		First Financial Northwest, Inc	80,539
2,721		First Financial Service Corp	23,809
14,759		First Merchants Corp	102,723
49,450		First Midwest Bancorp, Inc	670,048
3,850		First of Long Island Corp	92,785
5,667		First South Bancorp, Inc	70,838
58,822		FirstMerit Corp	1,268,791
47,054	*	Flagstar Bancorp, Inc	28,232
20,534		Flushing Financial Corp	259,960
77,087		FNB Corp	625,176
3,944	*	Fox Chase Bancorp, Inc	42,635
7,480		German American Bancorp, Inc	113,172
48,601		Glacier Bancorp, Inc	740,193
6,775		Great Southern Bancorp, Inc	152,031
36,537	*	Guaranty Bancorp	58,094

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,667		Hampton Roads Bankshares, Inc	$22,881
19,254		Hancock Holding Co	805,010
29,171		Harleysville National Corp	195,446
9,101		Heartland Financial USA, Inc	145,343
6,330	*	Heritage Financial Corp	95,520
1,374		Heritage Financial Group	16,598
6,357	*	Home Bancorp, Inc	88,998
11,924		Home Bancshares, Inc	315,271
11,125		Home Federal Bancorp, Inc	161,424
18,085		IBERIABANK Corp	1,085,281
14,174		Independent Bank Corp	349,531
35,537		International Bancshares Corp	816,996
31,822	*	Investors Bancorp, Inc	420,050
12,512		Kearny Financial Corp	130,500
2,073		Kentucky First Federal Bancorp	21,746
2,700		K-Fed Bancorp	24,084
13,618		Lakeland Bancorp, Inc	120,519
10,968		Lakeland Financial Corp	208,940
4,894		Legacy Bancorp, Inc	46,444
13,786		MainSource Financial Group, Inc	92,780
34,228		MB Financial, Inc	771,157
3,415		Merchants Bancshares, Inc	74,140
6,709	*	Meridian Interstate Bancorp, Inc	69,774
4,443		Midsouth Bancorp, Inc	73,310
22,060	*	Nara Bancorp, Inc	193,246
2,413		NASB Financial, Inc	55,789
4,650		National Bankshares, Inc	126,713
86,174		National Penn Bancshares, Inc	594,601
23,407		NBT Bancorp, Inc	534,850
21,326	*	Net 1 UEPS Technologies, Inc	392,185
72,257		NewAlliance Bancshares, Inc	911,883
3,959		Northeast Community Bancorp, Inc	28,465
12,908		Northfield Bancorp, Inc	186,908
4,535		Northrim BanCorp, Inc	77,458
26,661		Northwest Bancshares, Inc	313,000
1,227		Norwood Financial Corp	33,129
8,853		OceanFirst Financial Corp	100,570
2,653		Ohio Valley Banc Corp	57,146
59,999		Old National Bancorp	716,988
1,353		Old Point Financial Corp	19,970
7,089		Old Second Bancorp, Inc	46,717
8,100	*	OmniAmerican Bancorp, Inc	93,393
22,224		Oriental Financial Group, Inc	300,024
7,074		Oritani Financial Corp	113,679
3,644		Orrstown Financial Services, Inc	92,448
34,282		Pacific Capital Bancorp	62,050
12,234		Pacific Continental Corp	128,457
18,111		PacWest Bancorp	413,293
7,445		Park National Corp	463,898
6,174		Peapack Gladstone Financial Corp	96,994
2,710		Penns Woods Bancorp, Inc	90,921
6,539	*	Pennsylvania Commerce Bancorp, Inc	90,042

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,256		Peoples Bancorp, Inc	$119,579
2,311		Peoples Financial Corp	34,596
22,382	*	Pinnacle Financial Partners, Inc	338,192
1,875		Porter Bancorp, Inc	24,563
62,969		Premierwest Bancorp	28,336
36,130		PrivateBancorp, Inc	494,981
31,640		Prosperity Bancshares, Inc	1,297,240
40,575		Provident Financial Services, Inc	482,843
23,911		Provident New York Bancorp	226,676
2,690		Prudential Bancorp, Inc of Pennsylvania	22,704
2,352		Qc Holdings, Inc	12,160
14,230		Renasant Corp	230,241
6,616		Republic Bancorp, Inc (Class A)	124,645
4,770	*	Republic First Bancorp, Inc	18,460
5,851		Rockville Financial, Inc	71,324
5,766		Roma Financial Corp	72,306
15,933		S&T Bancorp, Inc	333,000
7,929		S.Y. Bancorp, Inc	180,385
16,329		Sandy Spring Bancorp, Inc	244,935
2,881	*	Santander BanCorp	35,350
8,544		SCBT Financial Corp	316,470
5,579		Shore Bancshares, Inc	79,501
6,327		Sierra Bancorp	81,555
27,826	*	Signature Bank	1,030,953
11,450		Simmons First National Corp (Class A)	315,677
10,916		Smithtown Bancorp, Inc	45,083
146,904		South Financial Group, Inc	101,555
9,139		Southside Bancshares, Inc	197,128
9,722		Southwest Bancorp, Inc	80,401
10,628		State Bancorp, Inc	83,642
15,348		StellarOne Corp	205,203
18,188		Sterling Bancorp	182,789
69,190		Sterling Bancshares, Inc	386,080
35,421	*	Sterling Financial Corp	20,190
6,581		Suffolk Bancorp	202,103
9,380	*	Sun Bancorp, Inc	36,957
87,606		Susquehanna Bancshares, Inc	859,415
28,101	*	SVB Financial Group	1,311,192
8,413		Territorial Bancorp, Inc	160,099
24,274	*	Texas Capital Bancshares, Inc	460,963
13,277	*	The Bancorp, Inc	118,165
6,202		Tompkins Trustco, Inc	226,249
3,294		Tower Bancorp, Inc	88,180
14,190		TowneBank	198,092
9,404		Trico Bancshares	187,140
51,873		Trustco Bank Corp NY	320,056
43,595		Trustmark Corp	1,065,026
22,044		UMB Financial Corp	894,986
65,094		Umpqua Holdings Corp	863,146
17,579		Union Bankshares Corp	265,443
26,037		United Bankshares, Inc	682,690
55,495	*	United Community Banks, Inc	244,733

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,277		United Financial Bancorp, Inc	$157,652
4,009		United Security Bancshares	60,015
11,316		Univest Corp of Pennsylvania	211,496
6,775		ViewPoint Financial Group	109,823
10,078		Washington Banking Co	126,882
9,471		Washington Trust Bancorp, Inc	176,539
3,816	*	Waterstone Financial, Inc	13,814
46,070		Webster Financial Corp	805,764
15,483		WesBanco, Inc	251,754
10,920		West Bancorporation, Inc	71,854
19,996		Westamerica Bancorporation	1,152,769
31,007	*	Western Alliance Bancorp	176,430
21,090		Westfield Financial, Inc	193,817
3,935		Wilber Corp	25,774
13,267		Wilshire Bancorp, Inc	146,335
20,367		Wintrust Financial Corp	757,856
4,881		WSFS Financial Corp	190,359
10,660		Yadkin Valley Financial Corp	45,838

		TOTAL DEPOSITORY INSTITUTIONS	52,654,603

EATING AND DRINKING PLACES - 1.5%
16,919	*	AFC Enterprises	181,541
9,576	*	Benihana, Inc	62,244
13,330	*	BJ’s Restaurants, Inc	310,589
21,030		Bob Evans Farms, Inc	650,037
12,168	*	Buffalo Wild Wings, Inc	585,402
13,024	*	California Pizza Kitchen, Inc	218,673
7,754	*	Carrols Restaurant Group, Inc	52,727
15,346		CBRL Group, Inc	711,747
15,680	*	CEC Entertainment, Inc	597,251
41,387	*	Cheesecake Factory	1,119,933
33,182		CKE Restaurants, Inc	367,325
63,980	*	Denny’s Corp	245,683
2,152	*	Diedrich Coffee, Inc	74,890
11,780	*	DineEquity, Inc	465,663
25,720	*	Domino’s Pizza, Inc	350,821
3,566	*	Einstein Noah Restaurant Group, Inc	43,327
1,490		Frisch’s Restaurants, Inc	32,929
39,045	*	Jack in the Box, Inc	919,510
39,587	*	Krispy Kreme Doughnuts, Inc	159,140
5,067	*	Landry’s Restaurants, Inc	90,801
12,973	*	Luby’s, Inc	51,114
10,397	*	McCormick & Schmick’s Seafood Restaurants, Inc	104,698
11,812	*	O’Charleys, Inc	105,599
14,759	*	Papa John’s International, Inc	379,454
16,193	*	PF Chang’s China Bistro, Inc	714,597
10,469	*	Red Robin Gourmet Burgers, Inc	255,862
44,651	*	Ruby Tuesday, Inc	471,961
20,644	*	Ruth’s Chris Steak House, Inc	109,413
41,126	*	Sonic Corp	454,442
837	*	Steak N Shake Co	319,123

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,415	*	Texas Roadhouse, Inc (Class A)	$478,024

		TOTAL EATING AND DRINKING PLACES	10,684,520

EDUCATIONAL SERVICES - 0.5%
12,440	*	American Public Education, Inc	579,704
4,740	*	Archipelago Learning, Inc	69,109
9,454	*	Bridgepoint Education, Inc	232,379
22,944	*	ChinaCast Education Corp	167,721
55,026	*	Corinthian Colleges, Inc	967,906
10,683	*	Grand Canyon Education, Inc	279,254
16,113	*	K12, Inc	357,870
5,040	*	Learning Tree International, Inc	70,913
6,534	*	Lincoln Educational Services Corp	165,310
11,095	*	Princeton Review, Inc	38,722
13,425	*	Universal Technical Institute, Inc	306,359

		TOTAL EDUCATIONAL SERVICES	3,235,247

ELECTRIC, GAS, AND SANITARY SERVICES - 3.5%
20,140		Allete, Inc	674,287
12,458		American Ecology Corp	200,574
12,500		American States Water Co	433,750
4,178		Artesian Resources Corp	73,783
37,482		Avista Corp	776,252
26,733		Black Hills Corp	811,347
13,426		California Water Service Group	504,952
7,741		Central Vermont Public Service Corp	156,136
10,569		CH Energy Group, Inc	431,638
6,297		Chesapeake Utilities Corp	187,651
24,299	*	Clean Energy Fuels Corp	553,531
14,620	*	Clean Harbors, Inc	812,287
40,916		Cleco Corp	1,086,320
5,753		Connecticut Water Service, Inc	133,872
9,805		Consolidated Water Co, Inc	133,152
27,930		Crosstex Energy, Inc	242,712
30,428	*	El Paso Electric Co	626,817
26,310		Empire District Electric Co	474,106
51,157		EnergySolutions, Inc	328,940
9,536	*	EnerNOC, Inc	283,028
1,719	*	Heritage-Crystal Clean, Inc	19,425
32,411		Idacorp, Inc	1,122,069
15,021		Laclede Group, Inc	506,508
15,709		MGE Energy, Inc	555,470
9,087		Middlesex Water Co	154,933
28,837		New Jersey Resources Corp	1,083,118
30,796		Nicor, Inc	1,290,968
18,160		Northwest Natural Gas Co	846,256
24,391		NorthWestern Corp	653,923
24,271		Otter Tail Corp	532,991
3,111		Pennichuck Corp	73,140
35,966	*	Perma-Fix Environmental Services	80,564
15,330	*	Pico Holdings, Inc	570,123
50,375		Piedmont Natural Gas Co, Inc	1,389,342
11,138	*	Pike Electric Corp	103,806

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,796		PNM Resources, Inc	$736,714
51,133		Portland General Electric Co	987,378
7,965		Resource America, Inc (Class A)	38,232
8,938		SJW Corp	227,204
20,356		South Jersey Industries, Inc	854,748
30,661		Southwest Gas Corp	917,377
16,209		Southwest Water Co	169,222
68	*,b,m	Touch America Holdings, Inc	0
20,107		UIL Holdings Corp	552,943
24,225		Unisource Energy Corp	761,634
7,108		Unitil Corp	165,261
11,915	*	Waste Services, Inc	117,839
34,243		WGL Holdings, Inc	1,186,520
8,324		York Water Co	114,455

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,737,298

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.5%
26,722	*	Acme Packet, Inc	515,200
17,824	*	Actel Corp	246,862
29,506		Acuity Brands, Inc	1,245,447
83,328	*	Adaptec, Inc	272,483
65,233	*	ADC Telecommunications, Inc	476,853
30,448	*	Advanced Analogic Technologies, Inc	106,264
37,265	*	Advanced Battery Technologies, Inc	145,334
22,430	*	Advanced Energy Industries, Inc	371,441
17,344	*	Airvana, Inc	132,855
29,531	*	American Superconductor Corp	853,446
74,838	*	Amkor Technology, Inc	529,105
42,737	*	Anadigics, Inc	207,702
45,185	*	Applied Micro Circuits Corp	389,947
9,035		Applied Signal Technology, Inc	176,905
84,067	*	Arris Group, Inc	1,009,645
13,547	*	Ascent Solar Technologies, Inc	52,156
45,906	*	Atheros Communications, Inc	1,777,020
21,314	*	ATMI, Inc	411,573
8,064		AZZ, Inc	272,966
31,586		Baldor Electric Co	1,181,315
6,960		Bel Fuse, Inc (Class B)	140,244
44,589	*	Benchmark Electronics, Inc	924,776
25,522	*	BigBand Networks, Inc	90,093
17,544	*	Ceradyne, Inc	398,073
13,368	*	Ceva, Inc	155,871
26,315	*	Checkpoint Systems, Inc	582,088
27,839	*	China BAK Battery, Inc	67,092
16	*,m	China Energy Savings Technology, Inc	1
30,164	*	China Security & Surveillance Technology, Inc	231,961
6,446	*	China TransInfo Technology Corp	43,446
19,048	*	Comtech Telecommunications Corp	609,346
4,932	*	CPI International, Inc	65,398
22,586		CTS Corp	212,760
10,610		Cubic Corp	381,960
10,632	*	DDi Corp	60,283

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,548	*	Diodes, Inc	$505,075
15,556	*	DSP Group, Inc	129,581
11,940	*	DTS, Inc	406,438
18,476	*	Electro Scientific Industries, Inc	236,678
51,244	*	EMCORE Corp	62,005
10,273	*	EMS Technologies, Inc	170,532
31,215	*	Energy Conversion Devices, Inc	244,413
27,932	*	EnerSys	688,803
36,854	*	Entropic Communications, Inc	187,218
132,012	*	Evergreen Solar, Inc	149,174
24,352	*	Exar Corp	171,682
34,362	*	Exide Technologies	197,582
15,786		Franklin Electric Co, Inc	473,422
50,185	*	FuelCell Energy, Inc	141,522
12,590	*	Generac Holdings, Inc	176,386
14,052	*	Globecomm Systems, Inc	108,060
10,648	*	GP Strategies Corp	89,017
81,146	*	GrafTech International Ltd	1,109,265
15,686	*	Greatbatch, Inc	332,386
12,421	*	GSI Technology, Inc	57,882
21,240	*	GT Solar International, Inc	111,085
64,117	*	Harmonic, Inc	404,578
40,093	*	Harris Stratex Networks, Inc (Class A)	265,817
20,345	*	Helen of Troy Ltd	530,191
65,362	*	Hexcel Corp	943,827
14,590	*	Hittite Microwave Corp	641,522
20,405	*	Imation Corp	224,659
57,485	*	Infinera Corp	489,772
29,861	*	InterDigital, Inc	831,927
15,465	*	IPG Photonics Corp	228,882
13,008	*	iRobot Corp	197,201
15,823	*	IXYS Corp	135,128
78,010	*	Lattice Semiconductor Corp	286,297
14,860	*	Littelfuse, Inc	564,829
7,273	*	Loral Space & Communications, Inc	255,428
12,645		LSI Industries, Inc	86,239
15,182	*	Maxwell Technologies, Inc	188,105
10,430	*	MEMSIC, Inc	33,272
15,330	*	Mercury Computer Systems, Inc	210,328
26,044		Methode Electronics, Inc	257,836
30,906		Micrel, Inc	329,458
55,470	*	Microsemi Corp	961,850
37,204	*	Microtune, Inc	101,567
60,040	*	Microvision, Inc	169,313
29,873	*	MIPS Technologies, Inc	133,234
23,146	*	Monolithic Power Systems, Inc	516,156
30,890	*	Moog, Inc (Class A)	1,094,123
6,761	*	Multi-Fineline Electronix, Inc	174,163
3,276		National Presto Industries, Inc	389,549
31,800	*	Netlogic Microsystems, Inc	935,874
5,571	*	NV IntelliMedia Technology Group, Inc	21,393
3,154	*	NVE Corp	142,876

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,576	*	Omnivision Technologies, Inc	$594,016
56,276	*	Openwave Systems, Inc	129,435
14,021	*	Oplink Communications, Inc	259,949
20,599	*	OpNext, Inc	48,614
11,135	*	Orion Energy Systems, Inc	54,562
10,429	*	OSI Systems, Inc	292,533
13,903		Park Electrochemical Corp	399,572
24,720	*	Parkervision, Inc	42,024
17,565	*	Pericom Semiconductor Corp	188,121
36,644	*	Photronics, Inc	186,518
33,255		Plantronics, Inc	1,040,216
26,711	*	Plexus Corp	962,397
24,973	*	PLX Technology, Inc	131,608
57,870	*	Polycom, Inc	1,769,664
15,288	*	Polypore International, Inc	266,928
5,254	*	Powell Industries, Inc	170,913
16,357		Power Integrations, Inc	673,908
52,299	*	Power-One, Inc	220,702
89,320	*	Powerwave Technologies, Inc	111,650
10,864		Raven Industries, Inc	320,379
24,556		Regal-Beloit Corp	1,458,871
180,284	*	RF Micro Devices, Inc	897,814
10,642	*	Rogers Corp	308,724
8,658	*	Rubicon Technology, Inc	174,892
46,692	*	SatCon Technology Corp	113,462
22,153	*	Seachange International, Inc	159,059
41,657	*	Semtech Corp	726,082
30,610	*	ShoreTel, Inc	202,332
52,145	*	Silicon Image, Inc	157,478
53,645	*	Silicon Storage Technology, Inc	163,081
114,183	*	Skyworks Solutions, Inc	1,781,254
25,493	*	Smart Modular Technologies WWH, Inc	196,551
8,511	*	Spectrum Control, Inc	99,494
15,172	*	Standard Microsystems Corp	353,204
10,245	*	Stoneridge, Inc	101,323
7,475	*	Supertex, Inc	191,285
13,073		Sycamore Networks, Inc	262,898
29,472	*	Symmetricom, Inc	171,822
23,539	*	Synaptics, Inc	649,912
27,659		Technitrol, Inc	146,040
10,897	*	Techwell, Inc	203,774
45,466	*	Tekelec	825,663
32,826	*	Tessera Technologies, Inc	665,711
44,186	*	Trident Microsystems, Inc	76,884
100,770	*	Triquint Semiconductor, Inc	705,390
29,208	*	TTM Technologies, Inc	259,367
8,113	*	Ultralife Corp	32,533
1,288	*	United Capital Corp	30,551
19,502	*	Universal Display Corp	229,539
9,325	*	Universal Electronics, Inc	208,321
48,599	*	US Geothermal, Inc	44,225
76,609	*	Utstarcom, Inc	213,739

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,383	*	Valence Technology, Inc	$28,376
20,814	*	Viasat, Inc	720,373
13,211	*	Vicor Corp	182,444
10,973	*	Virage Logic Corp	86,248
15,580	*	Volterra Semiconductor Corp	391,058
16,530	*	White Electronic Designs Corp	115,710
42,905	*	Zix Corp	99,111
18,736	*	Zoltek Cos, Inc	180,615
35,093	*	Zoran Corp	377,601

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	53,688,031

ENGINEERING AND MANAGEMENT SERVICES - 2.2%
18,436	*	Accelrys, Inc	113,566
10,509	*	Advisory Board Co	331,034
11,953	*	Affymax, Inc	280,059
74,987	*	Ariad Pharmaceuticals, Inc	254,956
8,130		CDI Corp	119,186
55,284	*	Celera Corp	392,516
14,436	*	comScore, Inc	240,937
7,457	*	Cornell Cos, Inc	136,538
23,344		Corporate Executive Board Co	620,717
7,357	*	CRA International, Inc	168,622
16,116		Diamond Management & Technology Consultants, Inc	126,511
48,430	*	Dyax Corp	165,146
28,753	*	eResearch Technology, Inc	198,683
71,818	*	Exelixis, Inc	435,935
9,229	*	Exponent, Inc	263,211
8,468	*	Franklin Covey Co	67,236
25,131	*	Furmanite Corp	130,430
17,251	*	Hill International, Inc	100,573
14,572	*	Huron Consulting Group, Inc	295,812
7,658	*	ICF International, Inc	190,225
59,332	*	Incyte Corp	828,275
12,727	*	Infinity Pharmaceuticals, Inc	77,635
84,480	*	Insmed, Inc	99,686
63,480	*	Isis Pharmaceuticals, Inc	693,202
10,042	*	Kendle International, Inc	175,534
6,344		Landauer, Inc	413,756
108,803	*	Lexicon Pharmaceuticals, Inc	161,028
28,144	*	Luminex Corp	473,664
11,961		MAXIMUS, Inc	728,784
17,092	*	Maxygen, Inc	112,294
6,156		MedQuist, Inc	48,078
5,335	*	Michael Baker Corp	183,951
6,760	*	Mistras Group, Inc	67,532
1,074		National Research Corp	27,194
34,328	*	Navigant Consulting, Inc	416,399
21,404	*	Omnicell, Inc	300,298
42,999	*	Regeneron Pharmaceuticals, Inc	1,139,043
21,364	*	Repligen Corp	86,738
30,838	*	Resources Connection, Inc	591,164
33,758	*	Rigel Pharmaceuticals, Inc	269,051

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,606	*	RTI Biologics, Inc	$158,504
30,535	*	Sangamo Biosciences, Inc	165,500
45,634	*	Savient Pharmaceuticals, Inc	659,411
41,556	*	Sequenom, Inc	262,218
7,756	*	Stanley, Inc	219,417
23,056	*	Symyx Technologies, Inc	103,521
7,430	*	Tejon Ranch Co	226,764
41,065	*	Tetra Tech, Inc	946,138
29,285		Towers Watson & Co	1,391,037
5,226	*	Transcend Services, Inc	84,923
2,850		VSE Corp	117,306

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,859,938

FABRICATED METAL PRODUCTS - 1.0%
6,318		Ameron International Corp	397,339
5,298	*	Bway Holding Co	106,490
19,513	*	Chart Industries, Inc	390,260
11,518		CIRCOR International, Inc	382,513
8,695		Dynamic Materials Corp	135,816
29,465	*	Griffon Corp	367,134
8,281		Gulf Island Fabrication, Inc	180,112
3,702	*	Hawk Corp	72,189
11,871		Insteel Industries, Inc	126,901
10,743	*	Ladish Co, Inc	216,579
24,257	*	Mobile Mini, Inc	375,741
104,103		Mueller Water Products, Inc (Class A)	497,612
12,059	*	NCI Building Systems, Inc	133,131
8,569	*	North American Galvanizing & Coating, Inc	47,644
25,593		Quanex Building Products Corp	423,052
18,258		Silgan Holdings, Inc	1,099,679
26,092		Simpson Manufacturing Co, Inc	724,314
6,174	*	SmartHeat, Inc	66,309
39,787	*	Smith & Wesson Holding Corp	150,395
12,856		Sturm Ruger & Co, Inc	154,143
8,478		Sun Hydraulics Corp	220,258
41,879	*	Taser International, Inc	245,411
10,444	*	Trimas Corp	67,782
20,121		Watts Water Technologies, Inc (Class A)	624,958

		TOTAL FABRICATED METAL PRODUCTS	7,205,762

FISHERIES - 0.0%
7,274	*	HQ Sustainable Maritime Industries, Inc	43,644

		TOTAL FISHERIES	43,644

FOOD AND KINDRED PRODUCTS - 1.2%
18,904	*	AgFeed Industries, Inc	82,989
6,732	*	American Dairy, Inc	128,918
14,302	*	American Italian Pasta Co	555,919
32,109		B&G Foods, Inc (Class A)	336,502
5,957	*	Boston Beer Co, Inc (Class A)	311,313
41,620	*	Central Garden and Pet Co (Class A)	381,239
2,899		Coca-Cola Bottling Co Consolidated	170,055

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,511	*	Darling International, Inc	$506,339
14,732		Diamond Foods, Inc	619,333
4,466		Farmer Bros Co	83,693
6,711	*	Harbinger Group, Inc	45,433
8,511		Imperial Sugar Co	132,006
9,678		J&J Snack Foods Corp	420,703
13,080		Lancaster Colony Corp	771,196
19,012		Lance, Inc	439,748
3,394	*	Lifeway Foods, Inc	40,287
7,265	*	M&F Worldwide Corp	222,309
6,128	*	Matrixx Initiatives, Inc	31,069
7,782		National Beverage Corp	86,536
12,162	*	Omega Protein Corp	69,932
11,301	*	Overhill Farms, Inc	65,885
7,802	*	Peet’s Coffee & Tea, Inc	309,349
13,816		Sanderson Farms, Inc	740,676
6,425	*	Seneca Foods Corp	187,096
42,791	*	Smart Balance, Inc	277,286
16,993		Tootsie Roll Industries, Inc	459,313
23,530	*	TreeHouse Foods, Inc	1,032,260

		TOTAL FOOD AND KINDRED PRODUCTS	8,507,384

FOOD STORES - 0.4%
830		Arden Group, Inc (Class A)	88,212
4,649	*	Caribou Coffee Co, Inc	30,776
24,609	*	Dole Food Co, Inc	291,617
22,434	*	Great Atlantic & Pacific Tea Co, Inc	172,069
8,838		Ingles Markets, Inc (Class A)	132,835
15,434	*	Pantry, Inc	192,771
29,622		Ruddick Corp	937,241
4,953	*	Susser Holdings Corp	41,853
4,306		Village Super Market (Class A)	120,697
7,593		Weis Markets, Inc	276,081
36,727	*	Winn-Dixie Stores, Inc	458,720

		TOTAL FOOD STORES	2,742,872

FURNITURE AND FIXTURES - 0.7%
6,130	*	Astronics Corp	60,135
16,707		Ethan Allen Interiors, Inc	344,665
27,804	*	Furniture Brands International, Inc	178,780
36,655		Herman Miller, Inc	661,989
30,432		HNI Corp	810,404
7,260		Hooker Furniture Corp	116,741
21,390		Kimball International, Inc (Class B)	148,661
35,495	*	La-Z-Boy, Inc	445,107
31,811	*	Sealy Corp	111,339
6,972	*	Stanley Furniture Co, Inc	70,836
48,216		Steelcase, Inc (Class A)	311,958
50,805	*	Tempur-Pedic International, Inc	1,532,278

		TOTAL FURNITURE AND FIXTURES	4,792,893

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
12,260		Haverty Furniture Cos, Inc	$200,083
8,890	*	hhgregg, Inc	224,384
31,866		Knoll, Inc	358,493
79,153	*	Pier 1 Imports, Inc	504,204
4,830	*	Rex Stores Corp	78,246
20,333	*	Tuesday Morning Corp	133,994

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,499,404

GENERAL BUILDING CONTRACTORS - 0.5%
870	*	Amrep Corp	12,641
5,387	*	Avatar Holdings, Inc	117,113
42,868	*	Beazer Homes USA, Inc	194,621
6,644		Brookfield Homes Corp	58,069
4,403	*	Cavco Industries, Inc	150,318
37,335	*	Hovnanian Enterprises, Inc (Class A)	162,407
12,398	*	M/I Homes, Inc	181,631
16,061		McGrath RentCorp	389,158
21,170	*	Meritage Homes Corp	444,570
17,225	*	Perini Corp	374,644
29,401		Ryland Group, Inc	659,759
68,310	*	Standard-Pacific Corp	308,761
12,612	*	Team, Inc	209,233

		TOTAL GENERAL BUILDING CONTRACTORS	3,262,925

GENERAL MERCHANDISE STORES - 0.5%
32,128	*	99 Cents Only Stores	523,686
34,612		Casey’s General Stores, Inc	1,086,818
7,235	*	Conn’s, Inc	56,650
34,711		Dillard’s, Inc (Class A)	819,180
27,427		Fred’s, Inc (Class A)	328,575
16,854	*	Retail Ventures, Inc	160,282
85,369	*	Saks, Inc	734,173
17,143	*	Stein Mart, Inc	154,801

		TOTAL GENERAL MERCHANDISE STORES	3,864,165

HEALTH SERVICES - 2.0%
17,709	*	Alliance Imaging, Inc	99,525
30,376	*	Allied Healthcare International, Inc	82,623
5,474	*	Almost Family, Inc	206,315
18,744	*	Amedisys, Inc	1,035,044
5,835		America Service Group, Inc	93,885
10,222	*	American Dental Partners, Inc	133,397
20,924	*	Amsurg Corp	451,749
6,958	*	Assisted Living Concepts, Inc (A Shares)	228,501
8,044	*	Bio-Reference Labs, Inc	353,695
7,326	*	China Sky One Medical, Inc	115,091
19,781	*	Continucare Corp	73,190
4,711	*	Corvel Corp	168,418
20,818	*	Cross Country Healthcare, Inc	210,470
19,097	*	CryoLife, Inc	123,558
15,651	*	eHealth, Inc	246,503
13,631	*	Emeritus Corp	277,391

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,731		Ensign Group, Inc	$133,978
22,207	*	Enzo Biochem, Inc	133,686
9,516	*	Genomic Health, Inc	167,386
11,527	*	Genoptix, Inc	409,093
19,650	*	Gentiva Health Services, Inc	555,702
16,078	*	Health Grades, Inc	102,256
64,007	*	Healthsouth Corp	1,196,931
23,051	*	Healthways, Inc	370,430
44,031	*	Immunomedics, Inc	146,183
10,917	*	IPC The Hospitalist Co, Inc	383,296
26,866	*	Kindred Healthcare, Inc	484,931
11,109	*	LCA-Vision, Inc	92,427
10,303	*	LHC Group, Inc	345,460
24,217	*	Magellan Health Services, Inc	1,052,955
10,570	*	Medcath Corp	110,668
5,488		National Healthcare Corp	194,165
63,016	*	Nektar Therapeutics	958,473
12,463	*	Nighthawk Radiology Holdings, Inc	39,632
13,227	*	NovaMed, Inc	44,972
22,308	*	Odyssey HealthCare, Inc	403,998
38,356	*	Psychiatric Solutions, Inc	1,143,009
16,621	*	RehabCare Group, Inc	453,255
22,580	*	Select Medical Holdings Corp	190,575
13,713	*	Skilled Healthcare Group, Inc (Class A)	84,609
29,478	*	Sun Healthcare Group, Inc	281,220
31,094	*	Sunrise Senior Living, Inc	159,201
10,290	*	Team Health Holdings, Inc	172,872
7,733	*	US Physical Therapy, Inc	134,554
4,237	*	Virtual Radiologic Corp	46,607

		TOTAL HEALTH SERVICES	13,891,879

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.3%
23,891	*	Broadwind Energy, Inc	106,793
14,383	*	Comverge, Inc	162,672
23,668		Granite Construction, Inc	715,246
27,036		Great Lakes Dredge & Dock Corp	141,939
6,856	*	LB Foster Co (Class A)	198,070
17,680	*	Matrix Service Co	190,237
11,557	*	MYR Group, Inc	188,495
18,263	*	Orion Marine Group, Inc	329,647
10,761	*	Sterling Construction Co, Inc	169,163

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,202,262

HOLDING AND OTHER INVESTMENT OFFICES - 7.4%
26,953		Acadia Realty Trust	481,381
4,835		Agree Realty Corp	110,528
1,394		Alexander’s, Inc	416,987
121,793	*	Allied Capital Corp	605,311
35,300		American Campus Communities, Inc	976,398
11,178		American Capital Agency Corp	286,157
15,431	*	Ampal American Israel (Class A)	42,898
77,471		Anworth Mortgage Asset Corp	522,155

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,630		Apollo Commercial Real Estate Finance, Inc	$119,406
36,102	*	Ashford Hospitality Trust, Inc	258,851
13,102		Associated Estates Realty Corp	180,677
66,278		BioMed Realty Trust, Inc	1,096,238
8,034	*	Cape Bancorp, Inc	64,834
34,481		Capital Lease Funding, Inc	191,370
2,037		Capital Southwest Corp	185,123
46,828		Capstead Mortgage Corp	560,063
95,241		CBL & Associates Properties, Inc	1,304,802
29,882		Cedar Shopping Centers, Inc	236,367
5,343		Cherokee, Inc	96,174
20,443		Cogdell Spencer, Inc	151,278
44,995		Colonial Properties Trust	579,536
9,680		Colony Financial, Inc	193,600
50,247		Cousins Properties, Inc	417,553
9,100		CreXus Investment Corp	121,667
15,020		Danvers Bancorp, Inc	207,727
139,455		DCT Industrial Trust, Inc	729,350
139,871		Developers Diversified Realty Corp	1,702,229
85,660		DiamondRock Hospitality Co	866,023
8,347		Dynex Capital, Inc	75,123
17,404		EastGroup Properties, Inc	656,827
38,112		Education Realty Trust, Inc	218,763
28,363		Entertainment Properties Trust	1,166,570
17,364		Equity Lifestyle Properties, Inc	935,572
21,731		Equity One, Inc	410,499
57,917		Extra Space Storage, Inc	734,388
43,814	*	FelCor Lodging Trust, Inc	249,740
36,300	*	First Industrial Realty Trust, Inc	281,688
25,514		First Potomac Realty Trust	383,475
44,918		Franklin Street Properties Corp	648,167
11,967		Getty Realty Corp	280,028
14,103		Gladstone Capital Corp	166,415
5,935		Gladstone Commercial Corp	85,761
42,509		Glimcher Realty Trust	215,521
29,844	*	Gramercy Capital Corp	83,265
20,839	*	Harris & Harris Group, Inc	96,068
24,423		Hatteras Financial Corp	629,381
41,024		Healthcare Realty Trust, Inc	955,449
81,712		Hersha Hospitality Trust	423,268
48,294		Highwoods Properties, Inc	1,532,368
27,067	*	Hilltop Holdings, Inc	318,037
23,415		Home Properties, Inc	1,095,822
48,332		Inland Real Estate Corp	442,238
11,271		Invesco Mortgage Capital, Inc	259,233
49,920		Investors Real Estate Trust	450,278
13,020	*	Ironwood Pharmaceuticals, Inc	176,030
72,884		iShares Russell 2000 Index Fund	4,942,263
66,675	*	iStar Financial, Inc	306,038
29,641		Kilroy Realty Corp	914,128
31,351		Kite Realty Group Trust	148,290
43,568		LaSalle Hotel Properties	1,015,134

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

66,259		Lexington Corporate Properties Trust	$431,346
15,912		LTC Properties, Inc	430,579
6,816		Main Street Capital Corp	106,398
53,826		Medical Properties Trust, Inc	564,096
189,708		MFA Mortgage Investments, Inc	1,396,251
19,390		Mid-America Apartment Communities, Inc	1,004,208
12,708		Mission West Properties, Inc	87,431
15,030		Monmouth Real Estate Investment Corp (Class A)	126,402
14,697		MVC Capital, Inc	199,438
17,828		National Health Investors, Inc	691,013
55,283		National Retail Properties, Inc	1,262,111
44,626		NorthStar Realty Finance Corp	187,875
60,020		Omega Healthcare Investors, Inc	1,169,790
14,629		Parkway Properties, Inc	274,733
12,810	*	Pebblebrook Hotel Trust	269,394
26,379		Pennsylvania Real Estate Investment Trust	328,946
10,060	*	Pennymac Mortgage Investment Trust	167,097
32,783		Post Properties, Inc	721,882
27,393		Potlatch Corp	959,851
43,374		Prospect Capital Corp	526,994
12,286		PS Business Parks, Inc	656,072
50,330		RAIT Investment Trust	99,653
17,491		Ramco-Gershenson Properties	196,949
52,325		Redwood Trust, Inc	806,852
21,185		Resource Capital Corp	143,211
4,322		Saul Centers, Inc	178,931
18,876		Sovran Self Storage, Inc	658,017
7,844	*	SRS Labs, Inc	77,969
31,248		Starwood Property Trust, Inc	603,086
51,404	*	Strategic Hotels & Resorts, Inc	218,467
11,154		Sun Communities, Inc	281,081
67,030	*	Sunstone Hotel Investors, Inc	748,725
27,807		Tanger Factory Outlet Centers, Inc	1,200,150
5,970	*	Terreno Realty Corp	117,788
938	*	Transcontinental Realty Investors, Inc	11,744
6,521		UMH Properties, Inc	53,277
7,568		Universal Health Realty Income Trust	267,453
13,990		Urstadt Biddle Properties, Inc (Class A)	221,182
54,303		U-Store-It Trust	390,982
49,707	*	Vantage Drilling Co	73,566
3,850	*	Virtus Investment Partners, Inc	80,234
15,520		Walter Investment Management Corp	248,320
39,726		Washington Real Estate Investment Trust	1,213,629
9,890		Winthrop Realty Trust	119,076

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	52,572,759

HOTELS AND OTHER LODGING PLACES - 0.5%
17,590		Ameristar Casinos, Inc	320,490
8,691	*	Bluegreen Corp	28,420
5,120	*	Chesapeake Lodging Trust	99,686
27,018	*	Gaylord Entertainment Co	791,357
19,416	*	Great Wolf Resorts, Inc	61,743

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,112	*	Isle of Capri Casinos, Inc	$86,451
13,545		Marcus Corp	175,950
6,008	*	Monarch Casino & Resort, Inc	51,308
15,521	*	Morgans Hotel Group Co	99,490
61,500	*	Orient-Express Hotels Ltd (Class A)	872,070
9,442	*	Outdoor Channel Holdings, Inc	62,223
9,856	*	Red Lion Hotels Corp	71,160
20,276	*	Vail Resorts, Inc	812,865

		TOTAL HOTELS AND OTHER LODGING PLACES	3,533,213

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.0%
19,177	*	3PAR, Inc	191,770
8,390		Aaon, Inc	189,782
46,037		Actuant Corp (Class A)	900,023
5,076		Alamo Group, Inc	101,469
39,803	*	Allis-Chalmers Energy, Inc	140,903
18,028	*	Altra Holdings, Inc	247,524
5,746		Ampco-Pittsburgh Corp	142,616
5,354	*	Argan, Inc	69,602
12,303	*	Astec Industries, Inc	356,295
11,999		Black Box Corp	369,089
25,929	*	Blount International, Inc	268,624
6,058	*	Bolt Technology Corp	68,516
33,954		Briggs & Stratton Corp	662,103
44,009	*	Brooks Automation, Inc	388,159
6,220		Cascade Corp	200,346
2,964	*	China Automotive Systems, Inc	68,498
44,315	*	Cirrus Logic, Inc	371,803
16,287	*	Colfax Corp	191,698
13,060	*	Columbus McKinnon Corp	207,262
23,938	*	Cray, Inc	142,431
30,850		Curtiss-Wright Corp	1,073,580
20,270	*	Cymer, Inc	756,071
20,136	*	Dril-Quip, Inc	1,225,074
57,052	*	Emulex Corp	757,651
34,657	*	Ener1, Inc	163,928
12,494	*	ENGlobal Corp	34,608
13,633	*	EnPro Industries, Inc	396,448
88,196	*	Entegris, Inc	444,508
60,049	*	Extreme Networks, Inc	184,350
31,442	*	Flow International Corp	94,640
8,622	*	Fortinet, Inc	151,575
12,073	*	Fuel Tech, Inc	96,825
9,822		Gorman-Rupp Co	249,872
6,839		Graham Corp	123,034
10,292	*	Harbin Electric, Inc	222,204
4,179	*	Hurco Cos, Inc	70,333
19,470	*	Immersion Corp	97,350
42,277	*	Intermec, Inc	599,488
15,165	*	Intevac, Inc	209,580
17,420	*	Isilon Systems, Inc	149,986
18,652		John Bean Technologies Corp	327,156

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,147	*	Kadant, Inc	$117,398
22,778		Kaydon Corp	856,453
46,540	*	Kulicke & Soffa Industries, Inc	337,415
8,392		Lindsay Manufacturing Co	347,513
10,197		Lufkin Industries, Inc	807,093
9,689		Met-Pro Corp	94,952
11,149	*	Middleby Corp	642,071
31,604	*	Modine Manufacturing Co	355,229
3,665		Nacco Industries, Inc (Class A)	271,760
8,286	*	Natural Gas Services Group, Inc	131,499
32,244	*	Netezza Corp	412,401
23,277	*	Netgear, Inc	607,530
22,909		Nordson Corp	1,555,979
1,883		Omega Flex, Inc	19,772
112,122	*	Palm, Inc	421,579
5,354	*	PAR Technology Corp	32,392
8,913	*	PMFG, Inc	117,919
5,527		Primoris Services Corp	42,779
143,611	*	Quantum Corp	377,697
19,850	*	Rackable Systems, Inc	212,197
14,733	*	RBC Bearings, Inc	469,541
6,469	*	Rimage Corp	93,542
37,228	*	Riverbed Technology, Inc	1,057,275
18,244		Robbins & Myers, Inc	434,572
13,720	*	Safeguard Scientifics, Inc	178,360
7,576	*	Sauer-Danfoss, Inc	100,609
18,158	*	Scansource, Inc	522,587
21,346	*	Sigma Designs, Inc	250,389
8,248		Standex International Corp	212,551
16,851	*	STEC, Inc	201,875
15,626	*	Super Micro Computer, Inc	270,017
8,433	*	T-3 Energy Services, Inc	207,114
12,461	*	Tecumseh Products Co (Class A)	152,896
12,643		Tennant Co	346,292
5,911		Twin Disc, Inc	72,232
16,231	*	Ultratech, Inc	220,742
48,995	*	VeriFone Holdings, Inc	990,189
18,388		Watsco, Inc	1,045,909
41,238		Woodward Governor Co	1,318,791

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,613,885

INSTRUMENTS AND RELATED PRODUCTS - 5.7%
14,887	*	Abaxis, Inc	404,778
20,635	*	Abiomed, Inc	213,160
26,759	*	Accuray, Inc	162,962
48,048	*	Affymetrix, Inc	352,672
9,433	*	AGA Medical Holdings, Inc	153,286
39,787	*	Align Technology, Inc	769,481
22,744	*	Alphatec Holdings, Inc	144,879
50,312	*	American Medical Systems Holdings, Inc	934,797
6,260		American Science & Engineering, Inc	468,999
8,696		Analogic Corp	371,580

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,657	*	Anaren, Inc	$137,516
16,661	*	Angiodynamics, Inc	260,245
9,293	*	Argon ST, Inc	247,287
1,018		Atrion Corp	145,615
32,008	*	ATS Medical, Inc	83,221
10,068		Badger Meter, Inc	387,719
12,081	*	Bovie Medical Corp	75,506
33,445	*	Bruker BioSciences Corp	489,969
8,502		Cantel Medical Corp	168,765
15,264	*	Cardiac Science Corp	28,544
16,541	*	CardioNet, Inc	126,539
39,730	*	Cepheid, Inc	694,480
19,815	*	Clarient, Inc	51,915
14,723	*	Coherent, Inc	470,547
15,789		Cohu, Inc	217,415
19,872	*	Conmed Corp	473,152
8,833	*	Cutera, Inc	91,598
18,732	*	Cyberonics, Inc	358,905
6,636	*	Cynosure, Inc (Class A)	74,589
21,972	*	Delcath Systems, Inc	177,973
35,046	*	Depomed, Inc	124,413
33,743	*	DexCom, Inc	328,319
12,098	*	Dionex Corp	904,688
5,632	*	DXP Enterprises, Inc	71,921
181,521		Eastman Kodak Co	1,051,007
15,149	*	Electro-Optical Sciences, Inc	112,406
32,091	*	Endologix, Inc	129,648
10,297	*	EnteroMedics, Inc	5,251
17,988		ESCO Technologies, Inc	572,198
20,247	*	Esterline Technologies Corp	1,000,809
50,377	*	ev3, Inc	798,979
5,480	*	Exactech, Inc	114,916
11,452	*	FARO Technologies, Inc	294,889
25,490	*	FEI Co	583,976
33,629	*	Formfactor, Inc	597,251
32,104	*	Fossil, Inc	1,211,604
17,656	*	Haemonetics Corp	1,009,040
17,107	*	Hanger Orthopedic Group, Inc	311,005
16,594	*	Harvard Bioscience, Inc	64,219
9,375	*	Herley Industries, Inc	137,438
8,518	*	ICU Medical, Inc	293,445
7,626	*	ICx Technologies, Inc	53,153
17,026	*	II-VI, Inc	576,160
23,810	*	Insulet Corp	359,293
12,917	*	Integra LifeSciences Holdings Corp	566,152
19,797		Invacare Corp	525,412
71,704	*	ION Geophysical Corp	352,784
12,033	*	IRIS International, Inc	122,857
23,141	*	ISTA Pharmaceuticals, Inc	94,184
21,176	*	Ixia	196,302
5,768	*	Kensey Nash Corp	136,067
45,662	*	Kopin Corp	168,949

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

1,678	*	K-Tron International, Inc	$251,650
9,446	*	KVH Industries, Inc	124,593
50,817	*	L-1 Identity Solutions, Inc	453,796
8,926	*	LaBarge, Inc	98,632
12,103	*	MAKO Surgical Corp	163,148
34,306		Masimo Corp	910,824
10,046	*	Measurement Specialties, Inc	147,777
9,551	*	Medical Action Industries, Inc	117,191
19,015	*	Merit Medical Systems, Inc	289,979
10,652	*	Micrus Endovascular Corp	210,057
18,270		Mine Safety Appliances Co	510,829
33,269	*	MKS Instruments, Inc	651,740
10,927		Movado Group, Inc	123,257
11,542		MTS Systems Corp	335,064
18,737	*	Natus Medical, Inc	298,106
13,463	*	Neogen Corp	337,921
24,465	*	Newport Corp	305,813
26,257	*	NuVasive, Inc	1,186,815
15,375	*	NxStage Medical, Inc	176,044
11,547	*	Orthofix International NV	420,080
44,653	*	Orthovita, Inc	190,222
2,758	*	OYO Geospace Corp	131,860
12,176	*	Palomar Medical Technologies, Inc	132,231
27,254	*	RAE Systems, Inc	22,212
6,772	*	Rochester Medical Corp	86,817
11,574	*	Rockwell Medical Technologies, Inc	66,898
19,801	*	Rofin-Sinar Technologies, Inc	447,899
20,798	*	Rudolph Technologies, Inc	178,239
11,465	*	Sirona Dental Systems, Inc	436,014
8,148	*	Somanetics Corp	155,953
9,802	*	SonoSite, Inc	314,742
21,708	*	Spectranetics Corp	150,002
54,277	*	Star Scientific, Inc	138,406
21,415	*	Stereotaxis, Inc	107,289
40,291		STERIS Corp	1,356,194
24,343	*	Symmetry Medical, Inc	244,404
7,786	*	Synovis Life Technologies, Inc	120,917
24,597	*	Teledyne Technologies, Inc	1,015,118
38,748	*	Thoratec Corp	1,296,120
9,831	*	Trans1, Inc	31,951
2,216		Utah Medical Products, Inc	62,336
19,718	*	Varian, Inc	1,020,998
10,839	*	Vascular Solutions, Inc	97,443
26,148	*	Veeco Instruments, Inc	1,137,438
9,659	*	Vital Images, Inc	156,186
54,193	*	Vivus, Inc	472,563
33,030	*	Volcano Corp	798,005
26,175	*	Wright Medical Group, Inc	465,130
17,465	*	X-Rite, Inc	52,919
3,680		Young Innovations, Inc	103,629

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,346	*	Zoll Medical Corp	$378,161
10,266	*	Zygo Corp	94,755

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	40,183,196

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
13,765	*	Crawford & Co (Class B)	56,024
5,103		Life Partners Holdings, Inc	113,134
28,171	*	National Financial Partners Corp	397,210

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	566,368

INSURANCE CARRIERS - 3.9%
202,709	*	Ambac Financial Group, Inc	112,868
7,208	*	American Caresource Holdings, Inc	12,758
39,527		American Equity Investment Life Holding Co	420,963
5,905		American Physicians Capital, Inc	188,665
4,369		American Physicians Service Group, Inc	109,225
5,846	*	American Safety Insurance Holdings Ltd	96,985
36,078	*	AMERIGROUP Corp	1,199,233
12,637	*	Amerisafe, Inc	206,868
15,335		Amtrust Financial Services, Inc	213,923
20,812		Argo Group International Holdings Ltd	678,263
83,528		Assured Guaranty Ltd	1,835,109
5,597		Baldwin & Lyons, Inc (Class B)	134,832
25,019	*	Catalyst Health Solutions, Inc	1,035,286
32,875	*	Centene Corp	790,315
22,390	*	Citizens, Inc (Class A)	154,715
11,362	*	CNA Surety Corp	202,130
174,586	*	Conseco, Inc	1,085,925
31,355		Delphi Financial Group, Inc (Class A)	788,892
7,747		Donegal Group, Inc (Class A)	112,409
5,296		Eastern Insurance Holdings, Inc	53,701
3,273		EMC Insurance Group, Inc	73,708
30,183		Employers Holdings, Inc	448,218
4,522	*	Enstar Group Ltd	312,742
8,964		FBL Financial Group, Inc (Class A)	219,439
11,085	*	First Acceptance Corp	22,613
9,585		First Mercury Financial Corp	124,893
26,423		Flagstone Reinsurance Holdings Ltd	302,808
7,077	*	Fpic Insurance Group, Inc	191,857
19,006	*	Greenlight Capital Re Ltd (Class A)	507,080
6,711	*	Hallmark Financial Services	60,399
8,893		Harleysville Group, Inc	300,228
33,301	*	Healthspring, Inc	586,098
26,531		Horace Mann Educators Corp	399,557
4,372		Independence Holding Co	41,490
9,371		Infinity Property & Casualty Corp	425,818
2,858		Kansas City Life Insurance Co	90,256
34,141		Maiden Holdings Ltd	252,302
31,232		Max Re Capital Ltd	718,024
39,405		Meadowbrook Insurance Group, Inc	311,300
3,830		Mercer Insurance Group, Inc	68,940
24,354	*	Metropolitan Health Networks, Inc	78,663
88,076	*	MGIC Investment Corp	966,194
9,060	*	Molina Healthcare, Inc	228,040

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,051		Montpelier Re Holdings Ltd	$807,737
4,084		National Interstate Corp	84,580
1,551		National Western Life Insurance Co (Class A)	285,927
8,527	*	Navigators Group, Inc	335,367
3,176		NYMAGIC, Inc	67,426
78,434	*	Phoenix Cos, Inc	189,810
35,242		Platinum Underwriters Holdings Ltd	1,306,773
21,765	*	PMA Capital Corp (Class A)	133,637
52,238	*	PMI Group, Inc	283,130
14,232		Presidential Life Corp	141,893
12,319	*	Primus Guaranty Ltd	51,740
22,671	*	ProAssurance Corp	1,327,160
58,629		Radian Group, Inc	916,958
20,590	*	RadNet, Inc	65,476
12,819		RLI Corp	730,939
9,061		Safety Insurance Group, Inc	341,328
14,550		SeaBright Insurance Holdings, Inc	160,196
35,650		Selective Insurance Group, Inc	591,790
9,671		State Auto Financial Corp	173,594
11,598		Stewart Information Services Corp	160,052
30,331		Tower Group, Inc	672,438
14,077	*	Triple-S Management Corp (Class B)	249,867
24,425	*	United America Indemnity Ltd (Class A)	233,747
14,813		United Fire & Casualty Co	266,486
18,617	*	Universal American Financial Corp	286,702
9,171		Universal Insurance Holdings, Inc	46,405
28,582	*	WellCare Health Plans, Inc	851,744
25,382		Zenith National Insurance Corp	972,638

		TOTAL INSURANCE CARRIERS	27,899,272

JUSTICE, PUBLIC ORDER AND SAFETY - 0.1%
9,507	*	China Fire & Security Group, Inc	123,306
34,672	*	Geo Group, Inc	687,199

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	810,505

LEATHER AND LEATHER PRODUCTS - 0.6%
57,141	*	CROCS, Inc	501,127
15,502	*	Genesco, Inc	480,717
48,385	*	Iconix Brand Group, Inc	743,194
10,637	*	Steven Madden Ltd	519,086
29,863	*	Timberland Co (Class A)	637,276
4,821		Weyco Group, Inc	113,390
33,800		Wolverine World Wide, Inc	985,607

		TOTAL LEATHER AND LEATHER PRODUCTS	3,980,397

LEGAL SERVICES - 0.0%
5,076	*	Pre-Paid Legal Services, Inc	192,127

		TOTAL LEGAL SERVICES	192,127

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.2%
19,694	*	Emergency Medical Services Corp (Class A)	$1,113,696

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,113,696

LUMBER AND WOOD PRODUCTS - 0.3%
6,976		American Woodmark Corp	135,265
7,219		Deltic Timber Corp	317,997
85,150	*	Louisiana-Pacific Corp	770,607
4,606		Skyline Corp	85,672
13,133		Universal Forest Products, Inc	505,883

		TOTAL LUMBER AND WOOD PRODUCTS	1,815,424

METAL MINING - 0.7%
37,429	*	Allied Nevada Gold Corp	620,199
55,491	*	Coeur d’Alene Mines Corp	831,255
161,238	*	Hecla Mining Co	881,972
54,770	*	Paramount Gold and Silver Corp	76,130
50,133	*	Patriot Coal Corp	1,025,720
35,658	*	Rosetta Resources, Inc	839,746
19,130	*	ShengdaTech, Inc	143,284
28,339	*	Stillwater Mining Co	367,840
37,739	*	Uranerz Energy Corp	70,195
55,911	*	US Gold Corp	150,960

		TOTAL METAL MINING	5,007,301

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
4,053		Blyth, Inc	126,656
42,802		Callaway Golf Co	377,514
22,669		Daktronics, Inc	172,738
19,127	*	Jakks Pacific, Inc	249,607
22,547	*	Leapfrog Enterprises, Inc	147,683
6,663		Marine Products Corp	39,978
3,717		Oil-Dri Corp of America	71,850
14,259	*	RC2 Corp	213,457
36,399	*	Shuffle Master, Inc	298,108
4,574	*	Steinway Musical Instruments, Inc	86,128

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,783,719

MISCELLANEOUS RETAIL - 1.5%
18,563	*	1-800-FLOWERS.COM, Inc (Class A)	46,593
14,413		Big 5 Sporting Goods Corp	219,366
8,611	*	Blue Nile, Inc	473,777
4,668		Books-A-Million, Inc	33,796
36,600	*	Borders Group, Inc	62,952
11,117	*	Build-A-Bear Workshop, Inc	79,153
27,746	*	Cabela’s, Inc	485,278
20,120		Cash America International, Inc	794,338
39,228	*	CKX, Inc	240,468
38,781	*	Coldwater Creek, Inc	269,140
58,633	*	Drugstore.Com	209,320
30,922	*	Ezcorp, Inc (Class A)	636,993
8,140	*	Fuqi International, Inc	88,726
11,190		Gaiam, Inc (Class A)	92,877
20,399	*	GSI Commerce, Inc	564,440

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,494	*	Hibbett Sports, Inc	$498,657
27,081	*	HSN, Inc	797,265
17,786	*	Jo-Ann Stores, Inc	746,656
8,403	*	Kirkland’s, Inc	176,463
20,769		Nutri/System, Inc	369,896
52,863	*	OfficeMax, Inc	868,010
10,608	*	Overstock.com, Inc	172,380
6,280	*	PC Connection, Inc	38,936
7,335	*	PC Mall, Inc	37,115
11,012		Pricesmart, Inc	256,029
13,888	*	Shutterfly, Inc	334,562
7,869	*	Stamps.com, Inc	79,477
7,022		Systemax, Inc	152,658
6,268	*	Vitamin Shoppe, Inc	140,717
40,621		World Fuel Services Corp	1,082,144
16,133	*	Zale Corp	44,204
13,662	*	Zumiez, Inc	279,934

		TOTAL MISCELLANEOUS RETAIL	10,372,320

MOTION PICTURES - 0.2%
9,512	*	Ascent Media Corp (Series A)	259,202
19,458	*	Avid Technology, Inc	268,131
7,404	*	Carmike Cinemas, Inc	102,693
21,629		Cinemark Holdings, Inc	396,676
28,466		National CineMedia, Inc	491,323
6,381	*	Rentrak Corp	137,511

		TOTAL MOTION PICTURES	1,655,536

NONDEPOSITORY INSTITUTIONS - 1.4%
31,710		Advance America Cash Advance Centers, Inc	184,552
191,572	*	American Capital Ltd	973,186
120,401		Apollo Investment Corp	1,532,704
89,241		Ares Capital Corp	1,324,335
8,176		BlackRock Kelso Capital Corp	81,433
20,784	*	Boise, Inc	127,406
1,240		California First National Bancorp	16,554
11,828		CompuCredit Corp	61,032
4,071	*	Credit Acceptance Corp	167,888
11,006		Cypress Sharpridge Investments, Inc	147,260
4,605	*	Doral Financial Corp	19,848
9,041	*	Encore Capital Group, Inc	148,724
2,745	*	ePlus, Inc	48,175
15,658	*	First Cash Financial Services, Inc	337,743
41,442	*	First Marblehead Corp	117,695
15,002		Gladstone Investment Corp	89,712
60,915	*	Heckmann Corp	353,307
23,635		Hercules Technology Growth Capital, Inc	250,295
17,119	*	Information Services Group, Inc	58,376
13,235		Kohlberg Capital Corp	74,910
43,431	*	MCG Capital Corp	226,276
10,253		Medallion Financial Corp	81,614
17,494	*	Mercadolibre, Inc	843,386

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,009		Nelnet, Inc (Class A)	$241,447
19,102	*	NewStar Financial, Inc	121,871
14,926		NGP Capital Resources Co	127,170
39,266	*	Ocwen Financial Corp	435,460
17,467		PennantPark Investment Corp	180,958
36,787	*	PHH Corp	867,070
3,750		Solar Capital Ltd	79,275
17,949		TICC Capital Corp	118,284
4,734	*	Tree.com, Inc	43,316
7,113		Triangle Capital Corp	99,867
11,024	*	World Acceptance Corp	397,746

		TOTAL NONDEPOSITORY INSTITUTIONS	9,978,875

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
16,038		AMCOL International Corp	436,233
25,806	*	Cardium Therapeutics, Inc	11,368
43,067	*	General Moly, Inc	142,982
1,165	*	United States Lime & Minerals, Inc	45,051

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	635,634

OIL AND GAS EXTRACTION - 2.7%
6,156		APCO Argentina, Inc	166,581
8,621	*	Approach Resources, Inc	78,279
25,869	*	Arena Resources, Inc	864,025
46,079		Atlas America, Inc	1,433,977
27,347	*	ATP Oil & Gas Corp	514,397
14,946	*	Basic Energy Services, Inc	115,234
34,121		Berry Petroleum Co (Class A)	960,847
26,361	*	Bill Barrett Corp	809,546
54,371	*	Boots & Coots, Inc	132,122
67,190	*	Brigham Exploration Co	1,071,680
16,480	*	Bronco Drilling Co, Inc	77,456
29,835	*	Cal Dive International, Inc	218,691
18,821	*	Carrizo Oil & Gas, Inc	431,942
39,624	*	Cheniere Energy, Inc	122,438
3,975	*	Clayton Williams Energy, Inc	139,046
40,000	*	Complete Production Services, Inc	462,000
8,262	*	Contango Oil & Gas Co	422,601
5,137	*	CREDO Petroleum Corp	50,805
21,988	*	Cubic Energy, Inc	23,307
5,279	*	Dawson Geophysical Co	154,358
124,314	*	Delta Petroleum Corp	175,283
76,803	*	Endeavour International Corp	97,540
22,685	*	Energy Recovery, Inc	142,916
28,718	*	FX Energy, Inc	98,503
5,805	*	Geokinetics, Inc	41,854
6,133	*	Georesources, Inc	93,651
68,194	*	Global Industries Ltd	437,805
21,290	*	GMX Resources, Inc	175,004
16,695	*	Goodrich Petroleum Corp	261,110
18,026	*	Gulfport Energy Corp	202,612
23,027	*	Harvest Natural Resources, Inc	173,393

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

78,996	*	Hercules Offshore, Inc	$340,473
719	*	Isramco, Inc	47,130
6,756		Kayne Anderson Energy Development Co	109,177
85,262	*	Key Energy Services, Inc	814,252
55,129	*	McMoRan Exploration Co	806,537
60,254	*	Newpark Resources, Inc	316,334
24,314	*	Northern Oil And Gas, Inc	385,377
150,659	*	Oilsands Quest, Inc	111,367
4,887		Panhandle Oil and Gas, Inc (Class A)	115,480
78,556	*	Parker Drilling Co	387,281
31,042		Penn Virginia Corp	760,529
12,974	*	Petroleum Development Corp	300,608
34,042	*	Petroquest Energy, Inc	171,231
32,019	*	Pioneer Drilling Co	225,414
11,638	*	PowerSecure International, Inc	91,707
377	*	PrimeEnergy Corp	10,153
20,687	*	Rex Energy Corp	235,625
19,289		RPC, Inc	214,687
28,105	*	Stone Energy Corp	498,864
45,749	*	Sulphco, Inc	13,267
12,335	*	Superior Well Services, Inc	165,042
25,147	*	Swift Energy Co	773,019
42,599	*	Syntroleum Corp	90,310
51,303	*	Tetra Technologies, Inc	626,923
9,911	*	TGC Industries, Inc	40,040
17,182		Toreador Resources Corp	140,549
6,588	*	Union Drilling, Inc	40,582
40,613		Vaalco Energy, Inc	200,628
12,329	*	Venoco, Inc	158,181
22,956		W&T Offshore, Inc	192,830
46,930	*	Warren Resources, Inc	118,264
26,307	*	Willbros Group, Inc	315,947
10,659	*	Zion Oil & Gas, Inc	65,979

		TOTAL OIL AND GAS EXTRACTION	19,032,790

PAPER AND ALLIED PRODUCTS - 0.8%
26,483	*	Buckeye Technologies, Inc	346,398
5,690	*	Cellu Tissue Holdings, Inc	56,786
36,650	*	Cenveo, Inc	317,389
28,163	*	Domtar Corporation	1,813,978
31,036		Glatfelter	449,712
76,818	*	Graphic Packaging Holding Co	277,313
22,622	*	Kapstone Paper and Packaging Corp	268,523
9,883		Neenah Paper, Inc	156,547
3,791	*	Orchids Paper Products Co	62,362
26,060		Rock-Tenn Co (Class A)	1,187,554
12,221		Schweitzer-Mauduit International, Inc	581,231
29,546		Wausau Paper Corp	252,323

		TOTAL PAPER AND ALLIED PRODUCTS	5,770,116

PERSONAL SERVICES - 0.5%
20,660	*	Coinstar, Inc	671,450

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,697		CPI Corp	$51,240
12,738		G & K Services, Inc (Class A)	329,659
21,168	*	Jackson Hewitt Tax Service, Inc	42,336
7,756		Mac-Gray Corp	87,565
39,229		Regis Corp	732,798
63,843	*	Sally Beauty Holdings, Inc	569,480
9,977	*	Steiner Leisure Ltd	442,181
9,697		Unifirst Corp	499,396

		TOTAL PERSONAL SERVICES	3,426,105

PETROLEUM AND COAL PRODUCTS - 0.3%
5,952		Alon USA Energy, Inc	43,152
15,564	*	CVR Energy, Inc	136,185
8,888		Delek US Holdings, Inc	64,705
138,337	*	Gran Tierra Energy, Inc	816,189
6,623	*	Green Plains Renewable Energy, Inc	94,510
40,511	*	Headwaters, Inc	185,945
7,440		Quaker Chemical Corp	201,698
11,293		WD-40 Co	370,749
28,867	*	Western Refining, Inc	158,769

		TOTAL PETROLEUM AND COAL PRODUCTS	2,071,902

PRIMARY METAL INDUSTRIES - 1.1%
31,448		Belden CDT, Inc	863,563
13,728	*	Brush Engineered Materials, Inc	309,841
39,620	*	Century Aluminum Co	545,171
12,339		Encore Wire Corp	256,651
13,912	*	Fushi Copperweld, Inc	156,093
13,896	*	General Steel Holdings, Inc	57,113
18,274	*	Gibraltar Industries, Inc	230,435
8,236		Haynes International, Inc	292,625
29,553	*	Horsehead Holding Corp	349,908
2,030	*	Lihua International, Inc	18,635
20,707		Matthews International Corp (Class A)	735,099
22,768	*	Metalico, Inc	136,380
25,366		Mueller Industries, Inc	679,555
6,240	*	Northwest Pipe Co	136,344
6,154		Olympic Steel, Inc	200,928
20,465	*	RTI International Metals, Inc	620,703
5,426	*	Sutor Technology Group Ltd	15,735
16,054		Texas Industries, Inc	548,565
20,173		Tredegar Corp	344,555
4,534	*	Universal Stainless & Alloy	108,771
38,242	*	Uranium Energy Corp	123,139
41,562		Worthington Industries, Inc	718,607

		TOTAL PRIMARY METAL INDUSTRIES	7,448,416

PRINTING AND PUBLISHING - 0.7%
37,171	*	ACCO Brands Corp	284,730
26,780		American Greetings Corp (Class A)	558,095
61,285	*	Belo (A.H.) Corp (Class A)	417,964
26,197		Bowne & Co, Inc	292,359

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,245	*	China Information Security Technology, Inc	$92,137
6,710	*	Consolidated Graphics, Inc	277,861
6,805		Courier Corp	112,351
5,065		CSS Industries, Inc	101,807
20,345	*	Dolan Media Co	221,150
5,740	*	Duoyuan Printing, Inc	61,992
17,345		Ennis, Inc	282,203
19,025	*	EW Scripps Co (Class A)	160,761
25,593		Harte-Hanks, Inc	329,126
28,618		Journal Communications, Inc (Class A)	120,196
18,198	*	Martha Stewart Living Omnimedia, Inc (Class A)	101,545
6,899		Multi-Color Corp	82,650
14,583	*	Playboy Enterprises, Inc (Class B)	53,374
11,346		Primedia, Inc	39,030
10,227		Schawk, Inc (Class A)	185,416
15,435		Scholastic Corp	432,180
11,932		Standard Register Co	63,836
33,211	*	Valassis Communications, Inc	924,261

		TOTAL PRINTING AND PUBLISHING	5,195,024

RAILROAD TRANSPORTATION - 0.1%
25,408	*	Genesee & Wyoming, Inc (Class A)	866,921
15,053	*	RailAmerica, Inc	177,625

		TOTAL RAILROAD TRANSPORTATION	1,044,546

REAL ESTATE - 0.3%
1,738	*	American Realty Investors, Inc	18,684
17,409	*	China Housing & Land Development, Inc	66,154
3,657		Consolidated-Tomoka Land Co	115,232
18,125		DuPont Fabros Technology, Inc	391,318
24,502	*	Forestar Real Estate Group, Inc	462,597
11,663		Government Properties Income Trust	303,355
13,544	*	LoopNet, Inc	152,235
12,833	*	Reading International, Inc	54,797
54,731		Stewart Enterprises, Inc (Class A)	342,069

		TOTAL REAL ESTATE	1,906,441

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.1%
15,843		A. Schulman, Inc	387,678
3,727	*	AEP Industries, Inc	96,977
39,957		Cooper Tire & Rubber Co	759,982
9,058	*	Deckers Outdoor Corp	1,250,003
11,170	*	Graham Packaging Co, Inc	140,184
15,048	*	Metabolix, Inc	183,285
22,471	*	Skechers U.S.A., Inc (Class A)	816,147
20,725	*	Spartech Corp	242,483
8,090	*	STR Holdings, Inc	190,115
24,079		Titan International, Inc	210,210
10,394	*	Trex Co, Inc	221,288
43,095		Tupperware Corp	2,078,040
22,352		West Pharmaceutical Services, Inc	937,666

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,514,058

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.5%
18,891		Artio Global Investors, Inc	$467,363
37,055	*	Broadpoint Securities Group, Inc	148,220
13,527		Calamos Asset Management, Inc (Class A)	193,977
11,726		Cohen & Steers, Inc	292,681
14,716	*	Cowen Group, Inc	83,293
1,565		Diamond Hill Investment Group, Inc	107,359
10,961		Duff & Phelps Corp	183,487
1,076,768	*	E*Trade Financial Corp	1,776,668
8,562		Epoch Holding Corp	96,665
9,798		Evercore Partners, Inc (Class A)	293,940
12,183	*	FBR Capital Markets Corp	55,433
26,852		Fifth Street Finance Corp	311,752
4,788		GAMCO Investors, Inc (Class A)	217,854
44,289		GFI Group, Inc	255,990
8,599	*	International Assets Holding Corp	128,727
9,881		JMP Group, Inc	83,989
23,492	*	KBW, Inc	631,935
63,820	*	Knight Capital Group, Inc (Class A)	973,256
35,299	*	LaBranche & Co, Inc	185,673
21,682		MarketAxess Holdings, Inc	341,058
66,475	*	MF Global Holdings Ltd	536,453
6,448		Oppenheimer Holdings, Inc	164,488
28,991		optionsXpress Holdings, Inc	472,263
13,176	*	Penson Worldwide, Inc	132,682
13,561	*	Piper Jaffray Cos	546,508
5,497	*	Pzena Investment Management, Inc (Class A)	41,942
13,602		Sanders Morris Harris Group, Inc	84,196
20,612	*	Stifel Financial Corp	1,107,896
18,863		SWS Group, Inc	217,490
13,759	*	Thomas Weisel Partners Group, Inc	53,935
8,706	*	US Global Investors, Inc (Class A)	86,102
883		Value Line, Inc	20,388
3,779		Westwood Holdings Group, Inc	139,067

		TOTAL SECURITY AND COMMODITY BROKERS	10,432,730

SOCIAL SERVICES - 0.1%
16,211	*	Capital Senior Living Corp	85,270
2,755	*	Nobel Learning Communities, Inc	21,599
7,499	*	Providence Service Corp	113,910
17,260	*	Res-Care, Inc	206,947

		TOTAL SOCIAL SERVICES	427,726

SPECIAL TRADE CONTRACTORS - 0.6%
2,512		Alico, Inc	63,428
20,986	*	AsiaInfo Holdings, Inc	555,709
15,395		Chemed Corp	837,180
26,244		Comfort Systems USA, Inc	327,788
26,503	*	Dycom Industries, Inc	232,431
45,268	*	EMCOR Group, Inc	1,114,951
26,460	*	Insituform Technologies, Inc (Class A)	704,101

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,043	*	Integrated Electrical Services, Inc	$22,843
13,030	*	Layne Christensen Co	348,031

		TOTAL SPECIAL TRADE CONTRACTORS	4,206,462

STONE, CLAY, AND GLASS PRODUCTS - 0.2%
18,970		Apogee Enterprises, Inc	299,916
15,918	*	Cabot Microelectronics Corp	602,178
13,413		CARBO Ceramics, Inc	836,166
22,328	*	US Concrete, Inc	8,485

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,746,745

TEXTILE MILL PRODUCTS - 0.1%
18,262		Albany International Corp (Class A)	393,180
33,108		Interface, Inc (Class A)	383,391
8,475		Oxford Industries, Inc	172,297

		TOTAL TEXTILE MILL PRODUCTS	948,868

TOBACCO PRODUCTS - 0.2%
17,062		Universal Corp	898,997
26,486		Vector Group Ltd	408,679

		TOTAL TOBACCO PRODUCTS	1,307,676

TRANSPORTATION BY AIR - 1.3%
7,357	*	Air Methods Corp	250,138
37,738	*	Air Transport Services Group, Inc	127,177
90,662	*	Airtran Holdings, Inc	460,563
24,611	*	Alaska Air Group, Inc	1,014,712
10,540	*	Allegiant Travel Co	609,844
14,253	*	Atlas Air Worldwide Holdings, Inc	756,122
24,688	*	Bristow Group, Inc	931,478
34,872	*	Hawaiian Holdings, Inc	257,007
170,811	*	JetBlue Airways Corp	953,125
8,978	*	PHI, Inc	190,154
23,686	*	Republic Airways Holdings, Inc	140,221
37,836		Skywest, Inc	540,298
115,082	*	UAL Corp	2,249,854
111,564	*	US Airways Group, Inc	819,995

		TOTAL TRANSPORTATION BY AIR	9,300,688

TRANSPORTATION EQUIPMENT - 2.1%
15,138		A.O. Smith Corp	795,805
26,294	*	AAR Corp	652,617
9,251	*	Aerovironment, Inc	241,544
38,030	*	American Axle & Manufacturing Holdings, Inc	379,539
6,079		American Railcar Industries, Inc	73,921
14,659	*	Amerigon, Inc (Class A)	148,202
63,719	*	ArvinMeritor, Inc	850,649
13,436	*	ATC Technology Corp	230,562
59,533		Brunswick Corp	950,742
34,906		Clarcor, Inc	1,203,909
15,272	*	Cogo Group, Inc	106,751

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

94,639	*	Dana Holding Corp	$1,124,312
7,922	*	Dorman Products, Inc	150,439
7,062		Ducommun, Inc	148,373
32,918		Federal Signal Corp	296,591
47,262	*	Force Protection, Inc	284,517
8,055		Freightcar America, Inc	194,609
9,285	*	Fuel Systems Solutions, Inc	296,749
35,069	*	GenCorp, Inc	201,997
10,954		Greenbrier Cos, Inc	120,604
16,337	*	Group 1 Automotive, Inc	520,497
15,749		Heico Corp	812,018
17,542		Kaman Corp	438,725
5,930	*	LMI Aerospace, Inc	110,179
7,116		Miller Industries, Inc	88,452
38,734	*	Orbital Sciences Corp	736,333
21,071		Polaris Industries, Inc	1,077,992
4,338		Portec Rail Products, Inc	50,408
22,749		Spartan Motors, Inc	127,394
12,448		Standard Motor Products, Inc	123,484
15,715		Superior Industries International, Inc	252,697
40,212	*	Tenneco, Inc	951,014
4,144	*	Todd Shipyards Corp	68,086
11,270		Triumph Group, Inc	789,914
20,035	*	Winnebago Industries, Inc	292,711
12,568	*	Wonder Auto Technology, Inc	132,969

		TOTAL TRANSPORTATION EQUIPMENT	15,025,305

TRANSPORTATION SERVICES - 0.3%
12,526		Ambassadors Group, Inc	138,412
6,574	*	Dynamex, Inc	113,073
3,830	*	Echo Global Logistics, Inc	49,445
25,323	*	Hub Group, Inc (Class A)	708,538
27,023	*	Interval Leisure Group, Inc	393,455
24,852	*	Orbitz Worldwide, Inc	176,698
24,418	*	Pacer International, Inc	146,996
8,432	*	Universal Travel Group	83,561

		TOTAL TRANSPORTATION SERVICES	1,810,178

TRUCKING AND WAREHOUSING - 0.6%
17,500		Arkansas Best Corp	522,900
14,955	*	Celadon Group, Inc	208,473
19,814		Forward Air Corp	521,108
34,658		Heartland Express, Inc	571,857
10,384	*	Marten Transport Ltd	204,669
19,193	*	Old Dominion Freight Line	640,854
889	*	Patriot Transportation Holding, Inc	75,103
9,119	*	Saia, Inc	126,572
4,016		Universal Truckload Services, Inc	70,601
5,268	*	USA Truck, Inc	85,131
29,349		Werner Enterprises, Inc	680,016
711,160	*	YRC Worldwide, Inc	386,729

		TOTAL TRUCKING AND WAREHOUSING	4,094,013

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.6%
6,103	*	American Commercial Lines, Inc	$153,185
33,566		DHT Maritime, Inc	131,579
41,219	*	Eagle Bulk Shipping, Inc	218,873
17,409	*	Genco Shipping & Trading Ltd	367,504
33,231		General Maritime Corp	238,931
21,733	*	Golar LNG Ltd	254,276
15,392	*	Gulfmark Offshore, Inc	408,658
20,789		Horizon Lines, Inc (Class A)	113,092
15,302	*	Hornbeck Offshore Services, Inc	284,158
3,745		International Shipholding Corp	110,066
11,563		Knightsbridge Tankers Ltd	195,877
31,755		Nordic American Tanker Shipping	961,223
39,470	*	Odyssey Marine Exploration, Inc	51,706
30,626		Ship Finance International Ltd	543,918
7,060		Teekay Tankers Ltd (Class A)	88,744
14,431	*	Ultrapetrol Bahamas Ltd	79,226

		TOTAL WATER TRANSPORTATION	4,201,016

WHOLESALE TRADE-DURABLE GOODS - 1.8%
10,742		Agilysys, Inc	119,988
28,849		Applied Industrial Technologies, Inc	716,898
31,492		Barnes Group, Inc	612,519
30,490	*	Beacon Roofing Supply, Inc	583,274
7,904	*	Bluelinx Holdings, Inc	30,114
9,067	*	Cardtronics, Inc	113,972
11,229		Castle (A.M.) & Co	146,875
8,990	*	Chindex International, Inc	106,172
4,047		Communications Systems, Inc	52,328
20,692	*	Conceptus, Inc	413,012
14,184	*	DemandTec, Inc	98,579
16,835	*	Digi International, Inc	179,124
12,340	*	Drew Industries, Inc	271,727
4,040		Eastern Co	54,702
3,410	*	Global Defense Technology & Systems, Inc	45,694
19,134	*	Hansen Medical, Inc	43,817
11,908		Houston Wire & Cable Co	137,895
31,318	*	Insight Enterprises, Inc	449,726
21,951	*	Interline Brands, Inc	420,142
39,381		Knight Transportation, Inc	830,545
2,812		Lawson Products, Inc	43,502
26,660	*	MedAssets, Inc	559,860
23,212	*	Merge Healthcare, Inc	48,049
7,323	*	MWI Veterinary Supply, Inc	295,849
28,717		Owens & Minor, Inc	1,332,182
33,209		PEP Boys - Manny Moe & Jack	333,750
33,002		Pool Corp	747,165
40,588	*	PSS World Medical, Inc	954,224
47,535		Solera Holdings, Inc	1,837,228
6,350		Sport Supply Group, Inc	85,344
8,716	*	Titan Machinery, Inc	119,322

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,211	*	TomoTherapy, Inc	$109,840
21,228	*	Tyler Technologies, Inc	397,813
9,517	*	West Marine, Inc	103,259
3,251	*	Willis Lease Finance Corp	51,301

		TOTAL WHOLESALE TRADE-DURABLE GOODS	12,445,791

WHOLESALE TRADE-NONDURABLE GOODS - 1.5%
16,862		Aceto Corp	101,846
37,862	*	Akorn, Inc	57,929
61,175	*	Alliance One International, Inc	311,381
12,439		Andersons, Inc	416,458
26,591	*	BioScrip, Inc	212,196
22,715	*	BMP Sunstone Corp	114,938
7,741	*	Clearwater Paper Corp	381,244
6,643	*	Core-Mark Holding Co, Inc	203,342
27,908	*	Fresh Del Monte Produce, Inc	565,137
27,917	*	Hain Celestial Group, Inc	484,360
5,009	*	Kenneth Cole Productions, Inc (Class A)	64,165
7,490	*	KRATON Polymers LLC	133,771
17,681	*	K-Swiss, Inc (Class A)	184,943
11,667	*	LSB Industries, Inc	177,805
35,742		Men’s Wearhouse, Inc	855,663
21,753		Myers Industries, Inc	227,971
8,667		Nash Finch Co	291,645
33,951		Nu Skin Enterprises, Inc (Class A)	987,974
6,252	*	Perry Ellis International, Inc	141,608
7,966		Schiff Nutrition International, Inc	65,162
12,999	*	School Specialty, Inc	295,207
15,007		Spartan Stores, Inc	216,401
12,387	*	Synutra International, Inc	280,070
24,632		Tractor Supply Co	1,429,888
29,268	*	United Natural Foods, Inc	823,309
16,147	*	United Stationers, Inc	950,251
12,653	*	Volcom, Inc	246,987
14,619		Zep, Inc	319,864
16,354	*	Zhongpin, Inc	207,696

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	10,749,211

		TOTAL COMMON STOCKS	702,844,370

		(Cost $688,551,526)

RIGHTS / WARRANTS - 0.0%
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.0%
4	m	GreenHunter Energy, Inc	0

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

		TOTAL INVESTMENTS - 99.3%	702,844,370
		(Cost $688,551,526)

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES	COMPANY	VALUE

	OTHER ASSETS & LIABILITIES, NET - 0.7%	$5,188,719

	NET ASSETS - 100.0%	$708,033,089

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AMUSEMENT AND RECREATION SERVICES - 0.5%
60,674		Aristocrat Leisure Ltd	$252,219
15,300		Nintendo Co Ltd	5,122,365
34,451		OPAP S.A.	781,725
7,700		Oriental Land Co Ltd	536,999
29,900		Sega Sammy Holdings, Inc	362,037
88,400		Sky City Entertainment Group Ltd	202,200
93,712		TABCORP Holdings Ltd	593,364
186,707		Tattersall’s Ltd	421,476

		TOTAL AMUSEMENT AND RECREATION SERVICES	8,272,385

APPAREL AND ACCESSORY STORES - 0.6%
67,029		Burberry Group plc	726,764
7,400		Fast Retailing Co Ltd	1,286,234
79,018		Hennes & Mauritz AB (B Shares)	5,133,554
33,720		Inditex S.A.	2,222,772

		TOTAL APPAREL AND ACCESSORY STORES	9,369,324

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
8,155		Hermes International	1,132,847
3,400		Shimamura Co Ltd	301,123

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,433,970

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
364,907		Kingfisher plc	1,187,231

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,187,231

BUSINESS SERVICES - 2.1%
19,002		Adecco S.A.	1,078,594
6,934	*	Atos Origin S.A.	348,206
33,364	*	Autonomy Corp plc	922,982
68,706		Computershare Ltd	789,362
10,017		Dassault Systemes S.A.	592,523
40		Dena Co Ltd	296,074
25,800		Dentsu, Inc	678,047
158,588		Experian Group Ltd	1,560,662
288,000		Fujitsu Ltd	1,885,293
15,200		Gestevision Telecinco S.A.	238,557
195,845		Group 4 Securicor plc	777,164
3,630		Hakuhodo DY Holdings, Inc	191,032
14,856		Indra Sistemas S.A.	304,591
10,635	*	JC Decaux S.A.	297,195
27,700		JSR Corp	578,651
14,400		Konami Corp	277,711
8,930		Mitsubishi UFJ Lease & Finance Co Ltd	324,762

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

396,000		NEC Corp	$1,190,245
15,600		Nomura Research Institute Ltd	355,418
195		NTT Data Corp	649,722
1,070		Obic Co Ltd	194,337
5,900		Oracle Corp Japan	273,575
2,400		Otsuka Corp	152,487
18,316		Publicis Groupe S.A.	783,716
1,113		Rakuten, Inc	804,779
15,724	*	Randstad Holdings NV	747,246
202,973		Sage Group plc	736,455
132,645		SAP AG.	6,424,570
32,400		Secom Co Ltd	1,417,435
48,398		Securitas AB (B Shares)	516,113
845		SGS S.A.	1,165,241
3,416		Societe Des Autoroutes Paris-Rhin-Rhone	245,686
117,100		Softbank Corp	2,884,600
9,700		Square Enix Co Ltd	212,074
16,300		Trend Micro, Inc	568,382
19,234	*	United Internet AG.	291,738
3,510		USS Co Ltd	238,405
193,768		WPP plc	2,008,312
2,242		Yahoo! Japan Corp	816,559

		TOTAL BUSINESS SERVICES	33,818,501

CHEMICALS AND ALLIED PRODUCTS - 9.8%
15,722	*	Actelion Ltd	715,273
38,779		Air Liquide	4,655,257
22,000		Air Water, Inc	251,792
195,000		Asahi Kasei Corp	1,049,150
69,900		Astellas Pharma, Inc	2,530,875
224,091		AstraZeneca plc	9,994,301
141,962		BASF AG.	8,804,749
13,635		Beiersdorf AG.	815,558
9,831		Christian Dior S.A.	1,048,716
34,558		Chugai Pharmaceutical Co Ltd	649,834
87,044		CSL Ltd	2,909,880
42,000		Daicel Chemical Industries Ltd	288,865
104,100		Daiichi Sankyo Co Ltd	1,949,718
24,500		Dainippon Sumitomo Pharma Co Ltd	224,586
23,835		DSM NV	1,062,844
39,000		Eisai Co Ltd	1,391,218
76,138	*	Elan Corp plc	573,824
818		Eramet	281,566
1,180		Givaudan S.A.	1,035,186
802,039		GlaxoSmithKline plc	15,402,316
19,672		Grifols S.A.	293,864
9,241		H Lundbeck A/s	174,197
20,077		Henkel KGaA	930,249
27,537		Henkel KGaA (Preference)	1,482,507
10,300		Hisamitsu Pharmaceutical Co, Inc	382,848
249,250		Incitec Pivot Ltd	793,673
3,895		Ipsen	190,204

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

34,000	Kansai Paint Co Ltd	$277,121
83,500	Kao Corp	2,116,750
53,500	Kuraray Co Ltd	719,895
40,000	Kyowa Hakko Kogyo Co Ltd	412,878
23,439	Linde AG.	2,796,659
6,992	Lonza Group AG.	570,288
36,999	L’Oreal S.A.	3,890,876
22,400	Mediceo Paltac Holdings Co Ltd	265,235
9,985	Merck KGaA	809,175
186,000	Mitsubishi Chemical Holdings Corp	950,989
59,000	Mitsubishi Gas Chemical Co, Inc	355,300
22,000	Nissan Chemical Industries Ltd	307,798
326,142	Novartis AG.	17,615,503
67,333	Novo Nordisk AS (Class B)	5,224,849
7,126	Novozymes AS (B Shares)	788,646
27,139	Nufarm Ltd	204,961
13,100	Ono Pharmaceutical Co Ltd	582,907
13,898	Orion Oyj (Class B)	307,475
94,122	Reckitt Benckiser Group plc	5,166,163
108,590	Roche Holding AG.	17,610,858
162,743	Sanofi-Aventis	12,131,254
11,400	Santen Pharmaceutical Co Ltd	342,159
63,400	Shin-Etsu Chemical Co Ltd	3,682,340
46,100	Shionogi & Co Ltd	876,733
86,718	Shire Ltd	1,913,384
53,900	Shiseido Co Ltd	1,170,360
220,000	Showa Denko KK	496,524
9,159	Solvay S.A.	941,527
243,009	Sumitomo Chemical Co Ltd	1,187,882
14,618	Syngenta AG.	4,059,323
19,000	Taisho Pharmaceutical Co Ltd	345,492
44,000	Taiyo Nippon Sanso Corp	430,164
116,000	Takeda Pharmaceutical Co Ltd	5,105,787
35,000	Tanabe Seiyaku Co Ltd	494,171
45,000	Tokuyama Corp	249,331
206,000	Toray Industries, Inc	1,203,081
79,000	Tosoh Corp	201,112
9,300	Tsumura & Co	270,077
156,000	UBE Industries Ltd	400,471
15,588	UCB S.A.	665,620
2,363	Wacker Chemie AG.	352,351
29,285	Yara International ASA	1,271,290

	TOTAL CHEMICALS AND ALLIED PRODUCTS	158,647,809

COMMERCIAL SERVICES AND SUPPLIES - 0.0%
7,523	Bureau Veritas S.A.	399,325

	TOTAL COMMERCIAL SERVICES AND SUPPLIES	399,325

COMMUNICATIONS - 5.9%
23,459	Belgacom S.A.	916,328
175,903	British Sky Broadcasting plc	1,606,934
1,197,390	BT Group plc	2,251,310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

380,674	*	Cable & Wireless Worldwide	$531,459
438,073		Deutsche Telekom AG.	5,937,544
20,142		Elisa Oyj (Series A)	415,417
15,282		Eutelsat Communications	543,262
286,461		France Telecom S.A.	6,854,087
75		Fuji Television Network, Inc	111,108
37,730		Hellenic Telecommunications Organization S.A.	468,323
2,514		Iliad Sa	259,249
67,479		Inmarsat plc	774,139
375		Jupiter Telecommunications Co	433,201
450		KDDI Corp	2,329,661
10,006		M6-Metropole Television	258,805
109,370		Mediaset S.p.A.	939,503
4,555		Mobistar S.A.	280,326
80,300		Nippon Telegraph & Telephone Corp	3,384,127
2,378		NTT DoCoMo, Inc	3,622,069
579,000		PCCW Ltd	172,263
89,936		Portugal Telecom SGPS S.A.	1,005,546
258,260		Royal KPN NV	4,091,647
43,691		SES Global S.A.	1,103,216
1,228,403		Singapore Telecommunications Ltd	2,783,543
17,868		Societe Television Francaise 1	331,473
126,000		StarHub Ltd	206,255
3,594		Swisscom AG.	1,311,619
48,136		Tele2 AB (B Shares)	803,311
284,817		Telecom Corp of New Zealand Ltd	439,034
929,706		Telecom Italia RSP	1,048,516
1,549,340		Telecom Italia S.p.A.	2,230,730
654,495		Telefonica S.A.	15,505,253
47,693		Telekom Austria AG.	666,712
128,154	*	Telenor ASA	1,737,988
45,000		Television Broadcasts Ltd	217,922
347,029		TeliaSonera AB	2,463,124
673,134		Telstra Corp Ltd	1,846,927
189,834		Vivendi Universal S.A.	5,080,554
8,130,101		Vodafone Group plc	18,752,878

		TOTAL COMMUNICATIONS	93,715,363

DEPOSITORY INSTITUTIONS - 15.5%
52,000		77 Bank Ltd	297,016
71,987	*	Alpha Bank S.A.	681,577
67,097	*,m	Anglo Irish Bank Corp plc	19,666
111,000		Aozora Bank Ltd	156,723
387,159		Australia & New Zealand Banking Group Ltd	9,009,812
100,072		Banca Carige S.p.A.	273,366
1,190,449	*	Banca Intesa S.p.A.	4,433,731
144,215		Banca Intesa S.p.A. RSP	431,934
341,889		Banca Monte dei Paschi di Siena S.p.A.	506,103
60,851		Banca Popolare di Milano	377,861
88,834		Banche Popolari Unite Scpa	1,198,637
550,331		Banco Bilbao Vizcaya Argentaria S.A.	7,529,678
362,446		Banco Comercial Portugues S.A.	403,379

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

139,043		Banco de Sabadell S.A.	$767,720
32,740		Banco de Valencia S.A.	208,720
81,084		Banco Espirito Santo S.A.	438,065
98,866	*	Banco Popolare Scarl	687,697
133,936		Banco Popular Espanol S.A.	985,909
1,271,869		Banco Santander Central Hispano S.A.	16,903,648
228,547		Bank of East Asia Ltd	841,864
50,000		Bank of Kyoto Ltd	460,477
189,000		Bank of Yokohama Ltd	925,896
42,945		Bankinter S.A.	357,303
1,763,682		Barclays plc	9,643,018
55,581		Bendigo Bank Ltd	510,039
146,421		BNP Paribas	11,244,838
572,000		BOC Hong Kong Holdings Ltd	1,364,387
118,000		Chiba Bank Ltd	705,551
27,000		Chugoku Bank Ltd	364,467
109,565	*	Commerzbank AG.	938,367
237,137		Commonwealth Bank of Australia	12,249,199
143,408		Credit Agricole S.A.	2,510,275
70,206	*	Danske Bank AS	1,727,191
264,500		DBS Group Holdings Ltd	2,703,706
91,163		Deutsche Bank AG.	7,022,067
13,528	*	Deutsche Postbank AG.	434,042
81,672	*	Dexia	487,130
138,463	*	DNB NOR Holding ASA	1,581,915
49,860	*	EFG Eurobank Ergasias S.A.	457,935
29,207		Erste Bank der Oesterreichischen Sparkassen AG.	1,226,847
345,305	*	Fortis	1,229,394
120,000		Fukuoka Financial Group, Inc	509,573
61,000		Gunma Bank Ltd	337,330
66,000		Hachijuni Bank Ltd	375,570
118,100		Hang Seng Bank Ltd	1,645,802
76,000		Hiroshima Bank Ltd	321,104
194,000		Hokuhoku Financial Group, Inc	425,393
2,690,524		HSBC Holdings plc	27,273,554
562,604	*	ING Groep NV	5,617,043
65,261		Investec plc	533,791
37,000		Iyo Bank Ltd	351,834
102,000		Joyo Bank Ltd	454,958
31,912		Julius Baer Group Ltd	1,157,657
31,507		Julius Baer Holding AG.	386,965
5,894,210	*	Lloyds TSB Group plc	5,614,436
72,977		Mediobanca S.p.A.	784,096
1,945,480		Mitsubishi UFJ Financial Group, Inc	10,196,654
141,000		Mitsui Trust Holdings, Inc	529,372
2,117,507		Mizuho Financial Group, Inc	4,190,168
233,000		Mizuho Trust & Banking Co Ltd	234,271
323,900		National Australia Bank Ltd	8,179,683
93,817		National Bank of Greece S.A.	1,888,038
134,848	*	Natixis	727,619
104,000		Nishi-Nippon City Bank Ltd	307,027
499,227		Nordea Bank AB	4,926,173

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

21,280		OKO Bank (Class A)	$239,132
401,520		Oversea-Chinese Banking Corp	2,499,903
46,691		Piraeus Bank S.A.	408,019
8,365		Raiffeisen International Bank Holding AG.	397,696
75,100		Resona Holdings, Inc	949,494
2,613,282	*	Royal Bank of Scotland Group plc	1,744,887
45,900		Sapporo Hokuyo Holdings, Inc	209,641
95,000		Senshu Ikeda Holdings, Inc	172,746
83		SEVEN BANK Ltd	166,906
143,000		Shinsei Bank Ltd	172,842
93,000		Shizuoka Bank Ltd	810,728
234,782	*	Skandinaviska Enskilda Banken AB (Class A)	1,499,944
97,194		Societe Generale	6,112,826
312,674		Standard Chartered plc	8,528,823
199,400		Sumitomo Mitsui Financial Group, Inc	6,590,502
220,000		Sumitomo Trust & Banking Co Ltd	1,289,550
196,434		Suncorp-Metway Ltd	1,539,401
32,000		Suruga Bank Ltd	286,148
75,639		Svenska Handelsbanken (A Shares)	2,216,604
94,434		Swedbank AB (A Shares)	969,111
549,892	*	UBS A.G. (Switzerland)	8,938,874
2,531,505	*	UniCredito Italiano S.p.A	7,479,453
188,000		United Overseas Bank Ltd	2,582,909
454,783		Westpac Banking Corp	11,618,513
27,500		Wing Hang Bank Ltd	251,473
33,000		Yamaguchi Financial Group, Inc	361,097

		TOTAL DEPOSITORY INSTITUTIONS	249,302,483

EATING AND DRINKING PLACES - 0.3%
16,033	*	Autogrill S.p.A.	195,111
286,679		Compass Group plc	2,288,285
10,700		McDonald’s Holdings Co Japan Ltd	217,228
14,548		Sodexho Alliance S.A.	869,480
27,071		Whitbread plc	605,522

		TOTAL EATING AND DRINKING PLACES	4,175,626

EDUCATIONAL SERVICES - 0.0%
11,500		Benesse Corp	498,182

		TOTAL EDUCATIONAL SERVICES	498,182

ELECTRIC, GAS, AND SANITARY SERVICES - 5.5%
168,726		A2A S.p.A.	316,539
69,378		AGL Energy Ltd	956,881
1,941		Bkw Fmb Energie AG	144,231
792,922		Centrica plc	3,536,376
102,300		Chubu Electric Power Co, Inc	2,557,226
43,000		Chugoku Electric Power Co, Inc	854,573
316,000		CLP Holdings Ltd	2,258,814
45,461		Contact Energy Ltd	206,677
54,812		Drax Group plc	310,750
293,816		E.ON AG.	10,847,697
33,542	*	EDP Renovaveis S.A.	262,081

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

20,600		Electric Power Development Co	$678,661
36,613		Electricite de France	1,997,835
27,674		Enagas	606,456
1,017,353		Enel S.p.A.	5,688,726
270,133		Energias de Portugal S.A.	1,073,769
68,654		Fortum Oyj	1,679,296
35,605		Gas Natural SDG S.A.	657,389
192,132		Gaz de France	7,421,792
28,300		Hokkaido Electric Power Co, Inc	543,055
28,900		Hokuriku Electric Power Co	635,559
605,110		Hong Kong & China Gas Ltd	1,508,830
214,000		Hong Kong Electric Holdings Ltd	1,269,240
130,576		Iberdrola Renovables	542,315
568,269		Iberdrola S.A.	4,816,268
235,289		International Power plc	1,138,635
118,000		Kansai Electric Power Co, Inc	2,703,562
58,600		Kyushu Electric Power Co, Inc	1,275,548
380,269		National Grid plc	3,701,826
11,458		Oest Elektrizitatswirts AG. (Class A)	454,832
300,000		Osaka Gas Co Ltd	1,074,981
17,885		Public Power Corp	314,033
16,726		Red Electrica de Espana	897,653
64,719		RWE A.G.	5,734,276
6,028		RWE A.G. (Preference)	495,749
142,665		Scottish & Southern Energy plc	2,383,599
36,565		Severn Trent plc	663,074
27,600		Shikoku Electric Power Co, Inc	782,034
220,721		Snam Rete Gas S.p.A.	1,118,684
202,802		SP AusNet	168,422
41,629		Suez Environnement S.A.	958,095
201,022		Terna Rete Elettrica Nazionale S.p.A.	869,512
69,000		Toho Gas Co Ltd	376,404
66,100		Tohoku Electric Power Co, Inc	1,397,086
188,200		Tokyo Electric Power Co, Inc	5,016,519
357,000		Tokyo Gas Co Ltd	1,573,259
105,340		United Utilities Group plc	893,580
61,015		Veolia Environnement	2,116,287

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	87,478,686

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.5%
341,071		ABB Ltd	7,449,607
357,954	*	Alcatel S.A.	1,131,805
27,300	*	Elpida Memory, Inc	537,590
465,480		Ericsson (LM) (B Shares)	4,905,829
328,000	*	Foxconn International Holdings Ltd	345,986
87,000		Fuji Electric Holdings Co Ltd	237,298
27,651		Gamesa Corp Tecnologica S.A.	379,070
58,000		GS Yuasa Corp	391,464
4,600		Hirose Electric Co Ltd	530,410
16,100		Hitachi Chemical Co Ltd	347,866
10,800		Hitachi High-Technologies Corp	247,791
689,000	*	Hitachi Ltd	2,572,050

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

63,900		Hoya Corp	$1,755,900
19,800	*	Ibiden Co Ltd	681,955
167,971	*	Infineon Technologies AG.	1,165,886
150,298		Koninklijke Philips Electronics NV	4,819,222
25,100		Kyocera Corp	2,445,834
16,266		Legrand S.A.	513,871
4,400		Mabuchi Motor Co Ltd	253,204
303,300		Matsushita Electric Industrial Co Ltd	4,639,202
58,000		Matsushita Electric Works Ltd	732,057
11,744		Millicom International Cellular S.A.	1,050,692
56,000		Minebea Co Ltd	340,828
299,000		Mitsubishi Electric Corp	2,747,256
12,800		Mitsumi Electric Co Ltd	280,124
33,100		Murata Manufacturing Co Ltd	1,879,998
25,088		NGK Spark Plug Co Ltd	340,804
16,800		Nidec Corp	1,800,578
4,200		Nissha Printing Co Ltd	163,975
25,500		Nitto Denko Corp	990,106
578,692		Nokia Oyj	9,011,970
31,400		Omron Corp	728,827
49,629	*	Renewable Energy Corp AS	232,145
104,000		Ricoh Co Ltd	1,624,131
5,900		Rinnai Corp	309,862
15,100		Rohm Co Ltd	1,127,372
285,000	*	Sanyo Electric Co Ltd	457,268
155,000		Sharp Corp	1,938,122
10,400		Shinko Electric Industries	160,856
60,253		Smiths Group plc	1,038,689
155,300		Sony Corp	5,946,882
21,800		Stanley Electric Co Ltd	422,755
105,403		STMicroelectronics NV	1,049,212
17,900	*	Sumco Corp	380,631
64,662	*	TalkTalk Telecom Group plc	126,581
18,000		TDK Corp	1,197,561
10,500	*	Toyota Boshoku Corp	201,711
17,200		Ushio, Inc	291,787
37,000		Yaskawa Electric Corp	338,378

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	72,262,998

ENGINEERING AND MANAGEMENT SERVICES - 0.4%
12,700		Aeon Mall Co Ltd	267,747
22,591		Cap Gemini S.A.	1,112,794
96,147		Capita Group plc	1,103,756
10,349		Fugro NV	676,390
32,000		JGC Corp	570,927
32,035		Petrofac Ltd	584,329
150,460		SembCorp Industries Ltd	444,190
75,747		Serco Group plc	690,825
25,571		WorleyParsons Ltd	597,190

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,048,148

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.3%
188,691	Amcor Ltd	$1,106,443
6,009	Geberit AG.	1,075,397
25,000	Hitachi Metals Ltd	262,862
38,700	JS Group Corp	787,743
135,530	Rexam plc	602,398
6,029	Salzgitter AG.	559,673
27,910	Ssab Svenskt Stal AB (Series A)	501,720
12,914	Ssab Svenskt Stal AB (Series B)	209,612
23,400	Toyo Seikan Kaisha Ltd	414,487

	TOTAL FABRICATED METAL PRODUCTS	5,520,335

FOOD AND KINDRED PRODUCTS - 4.8%
103,000	Ajinomoto Co, Inc	1,020,195
12,523	Aryzta AG.	548,713
59,800	Asahi Breweries Ltd	1,121,290
55,063	Associated British Foods plc	817,616
16,534	Carlsberg AS (Class B)	1,387,683
28,239	Coca Cola Hellenic Bottling Co S.A.	761,295
86,734	Coca-Cola Amatil Ltd	895,404
8,500	Coca-Cola West Japan Co Ltd	139,015
220,343	CSR Ltd	334,637
386,812	Diageo plc	6,492,074
1,029,647	Golden Agri-Resources Ltd	426,888
85,003	Groupe Danone	5,120,497
37,866	Heineken NV	1,946,019
111,518	InBev NV	5,617,442
9,800	Ito En Ltd	151,680
46,000	Kaneka Corp	298,171
21,353	Kerry Group plc (Class A)	663,330
129,000	Kirin Brewery Co Ltd	1,902,781
132	Lindt & Spruengli AG.	312,348
17	Lindt & Spruengli AG. (Reg)	460,309
10,600	MEIJI Holdings Co Ltd	411,573
535,946	Nestle S.A.	27,447,918
28,000	Nippon Meat Packers, Inc	354,305
29,000	Nisshin Seifun Group, Inc	374,404
10,600	Nissin Food Products Co Ltd	356,584
184,700	Olam International Ltd	341,951
262,870	Parmalat S.p.A.	719,855
30,575	Pernod-Ricard S.A.	2,596,288
145,986	SABMiller plc	4,280,029
39,000	Sapporo Holdings Ltd	203,573
10,300	Suedzucker AG.	227,317
119,000	Swire Pacific Ltd (Class A)	1,431,510
14,000	Toyo Suisan Kaisha Ltd	362,092
198,375	Unilever plc	5,825,005
197,000	Wilmar International Ltd	943,493
15,000	Yakult Honsha Co Ltd	404,642
19,000	Yamazaki Baking Co Ltd	235,137

	TOTAL FOOD AND KINDRED PRODUCTS	76,933,063

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

FOOD STORES - 1.6%
98,059	Carrefour S.A.	$4,726,244
2,324	Colruyt S.A.	572,067
15,591	Delhaize Group	1,252,951
9,100	FamilyMart Co Ltd	289,576
195,373	Goodman Fielder Ltd	256,376
185,668	J Sainsbury plc	923,016
34,042	Jeronimo Martins SGPS S.A.	344,841
10,275	Kesko Oyj (B Shares)	404,403
184,222	Koninklijke Ahold NV	2,455,849
9,800	Lawson, Inc	418,248
1,227,317	Tesco plc	8,110,049
327,652	WM Morrison Supermarkets plc	1,459,316
191,566	Woolworths Ltd	4,922,136

	TOTAL FOOD STORES	26,135,072

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
82,099	Harvey Norman Holdings Ltd	272,724
5,750	Nitori Co Ltd	436,678
13,440	Yamada Denki Co Ltd	991,935

	TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,701,337

GENERAL BUILDING CONTRACTORS - 0.9%
21,884	ACS Actividades Cons y Servicios S.A.	1,009,689
51,288	AMEC plc	621,858
105,406	Balfour Beatty plc	467,384
70,000	Cheung Kong Infrastructure Holdings Ltd	270,921
12,100	Daito Trust Construction Co Ltd	583,709
79,000	Daiwa House Industry Co Ltd	891,486
6,114	Eiffage S.A.	316,235
93,684	Fletcher Building Ltd	555,679
6,492	Hochtief AG.	545,571
128,000	Kajima Corp	313,531
83,033	Lend Lease Corp Ltd	659,851
100,000	Obayashi Corp	443,898
12,985	Sacyr Vallehermoso S.A.	114,560
67,000	Sekisui Chemical Co Ltd	454,359
84,000	Sekisui House Ltd	839,191
91,000	Shimizu Corp	379,613
61,671	Skanska AB (B Shares)	1,120,577
149,000	Taisei Corp	328,313
68,317	Vinci S.A.	4,026,305

	TOTAL GENERAL BUILDING CONTRACTORS	13,942,730

GENERAL MERCHANDISE STORES - 0.7%
99,000	Aeon Co Ltd	1,123,532
54,880	Isetan Mitsukoshi Holdings Ltd	589,950
74,400	J Front Retailing Co Ltd	437,694
89,000	Keio Corp	600,695
251,000	Kintetsu Corp	781,271
94,500	Lifestyle International Holdings Ltd	170,640
244,099	Marks & Spencer Group plc	1,370,924
34,300	Marui Co Ltd	248,747

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

30,464		Next plc	$1,000,398
97,000		Odakyu Electric Railway Co Ltd	807,209
11,737		PPR	1,562,590
46,000		Takashimaya Co Ltd	377,880
126,000		Tobu Railway Co Ltd	699,476
175,000		Tokyu Corp	731,896
27,600		UNY Co Ltd	228,204

		TOTAL GENERAL MERCHANDISE STORES	10,731,106

HEALTH SERVICES - 0.2%
2,121		BioMerieux	243,588
150,000		Fraser and Neave Ltd	514,672
29,667		Fresenius Medical Care AG.	1,673,913
57,035		Sonic Healthcare Ltd	752,100

		TOTAL HEALTH SERVICES	3,184,273

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.4%
43,465		Abertis Infraestructuras S.A.	836,561
3,927		Acciona S.A.	435,512
9,649		Boskalis Westminster	369,795
34,613		Bouygues S.A.	1,740,037
25,000		Chiyoda Corp	248,155
5,960		Fomento de Construcciones y Contratas S.A.	218,192
40,922		Saipem S.p.A.	1,583,523
179,453		Transurban Group	831,609

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	6,263,384

HOLDING AND OTHER INVESTMENT OFFICES - 1.3%
149,902		3i Group plc	662,411
230,960		Ascendas Real Estate Investment Trust	316,983
206,000	*	CapitaMalls Asia Ltd	332,792
268,724		CFS Gandel Retail Trust	462,365
736,660		DB RREEF Trust	547,557
4,259		Eurazeo	295,847
3,553		Fonciere Des Regions	391,347
1,433,974		GPT Group	756,635
12,470		Groupe Bruxelles Lambert S.A.	1,101,844
73,635		Groupe Eurotunnel S.A.	750,389
17,042		Heineken Holding NV	758,091
63,098	*	Immoeast AG.	346,007
84,600		iShares MSCI EAFE Index Fund	4,737,599
5,200	*	Jafco Co Ltd	136,549
95		Japan Prime Realty Investment Corp	211,461
75		Japan Real Estate Investment Corp	639,373
246	*	Japan Retail Fund Investment Corp	289,443
339,806		Macquarie Infrastructure Group	349,242
99,238		Marfin Investment Group S.A	227,861
5,040		Nationale A Portefeuille	264,122
80		Nippon Building Fund, Inc	688,844
42		Nomura Real Estate Office Fund, Inc	235,854
130,000		NWS Holdings Ltd	259,523
15,703		Ratos AB (B Shares)	520,853

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

370,854	*	Resolution Ltd	$461,190
2,592		SBI Holdings, Inc	511,524
321,025		Westfield Group	3,552,739
212,875		Wharf Holdings Ltd	1,199,508

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,007,953

HOTELS AND OTHER LODGING PLACES - 0.3%
22,618		Accor S.A.	1,251,287
75,680		Crown Ltd	568,083
39,875		Intercontinental Hotels Group plc	624,466
310,800	*	Sands China Ltd	493,966
196,947		Shangri-La Asia Ltd	386,576
132,404		Thomas Cook Group plc	542,090
86,190		TUI Travel plc	394,342
81,000		United Overseas Land Ltd	225,812

		TOTAL HOTELS AND OTHER LODGING PLACES	4,486,622

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.4%
52,185		Alfa Laval AB	768,255
31,255		Alstom RGPT	1,949,047
51,000		Amada Co Ltd	427,682
30,200		ASM Pacific Technology	286,082
66,660		ASML Holding NV	2,382,309
103,791		Atlas Copco AB (A Shares)	1,609,921
60,314		Atlas Copco AB (B Shares)	845,328
218,261		Brambles Ltd	1,474,114
34,300		Brother Industries Ltd	414,579
164,900		Canon, Inc	7,637,363
36,600		Casio Computer Co Ltd	281,478
42,300		Citizen Watch Co Ltd	289,119
36,200		Daikin Industries Ltd	1,481,067
37,023	*	Electrolux AB (Series B)	846,023
29,600		Fanuc Ltd	3,140,786
71,600		FUJIFILM Holdings Corp	2,466,061
24,149		GEA Group AG.	559,705
16,600		Hitachi Construction Machinery Co Ltd	392,228
62,959	*	Husqvarna AB (B Shares)	457,766
201,000		Ishikawajima-Harima Heavy Industries Co Ltd	367,644
4,400		Itochu Techno-Science Corp	144,486
52,000		Japan Steel Works Ltd	595,700
146,700		Komatsu Ltd	3,075,537
23,756		Kone Oyj (Class B)	981,833
74,000		Konica Minolta Holdings, Inc	863,558
169,000		Kubota Corp	1,540,143
17,400		Kurita Water Industries Ltd	492,277
27,997	*	Logitech International S.A.	460,687
17,300	*	Makita Corp	569,943
469,000		Mitsubishi Heavy Industries Ltd	1,941,416
74,000	*	NTN Corp	334,025
155,852		Sandvik AB	1,947,988
7,513		Schindler Holding AG.	661,235
3,331		Schindler Holding AG. (Reg)	289,377

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

21,600		Seiko Epson Corp	$335,471
60,192		SKF AB (B Shares)	1,069,528
8,300		SMC Corp	1,126,612
12,905		Solarworld AG.	194,608
89,000		Sumitomo Heavy Industries Ltd	535,961
26,500		Tokyo Electron Ltd	1,757,407
622,000	*	Toshiba Corp	3,213,457
32,800		Toyota Tsusho Corp	514,331
31,468	*	Vestas Wind Systems AS	1,709,907
12,956		Wartsila Oyj (B Shares)	656,214
34,200		Yokogawa Electric Corp	297,773
20,261		Zardoya Otis S.A.	351,100

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	53,737,131

INSTRUMENTS AND RELATED PRODUCTS - 1.4%
24,700		Advantest Corp	617,698
8,710		Cochlear Ltd	582,191
3,519		Coloplast AS (Class B)	387,538
31,079		Compagnie Generale d’Optique Essilor International S.A.	1,984,246
62,319		Finmeccanica S.p.A.	831,611
12,457		Fresenius AG (Preference)	940,520
4,344		Fresenius SE	323,343
30,935		Getinge AB (B Shares)	741,607
124,670		Invensys plc	644,559
6,400		Keyence Corp	1,529,319
17,911		Luxottica Group S.p.A.	478,992
49,600		Nikon Corp	1,082,828
54,000		Nippon Electric Glass Co Ltd	760,702
19,132		Nobel Biocare Holding AG.	511,687
33,500		Olympus Corp	1,074,981
7,088		Phonak Holding AG.	880,622
35,724	*	Qiagen NV	822,673
29,006		Safran S.A.	756,115
39,000		Shimadzu Corp	312,451
136,893		Smith & Nephew plc	1,363,780
1,195		Straumann Holding AG.	297,503
4,767		Swatch Group AG.	1,519,979
6,711		Swatch Group AG. Reg	399,070
9,174		Synthes, Inc	1,145,010
5,200		Sysmex Corp	304,803
26,100		Terumo Corp	1,390,288
3,611	*	William Demant Holding	255,505

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	21,939,621

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
111,900		Millea Holdings, Inc	3,151,489
158,336		QBE Insurance Group Ltd	3,026,537
118,215	*	Unipol Gruppo Finanziario S.p.A.	133,482

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,311,508

INSURANCE CARRIERS - 3.8%
28,831		Admiral Group plc	577,513

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

241,496	*	Aegon NV	$1,653,716
75,000	m	Aioi Insurance Co Ltd	378,650
70,156		Allianz AG.	8,796,222
316,643		AMP Ltd	1,818,952
180,465		Assicurazioni Generali S.p.A.	4,331,351
427,614		Aviva plc	2,500,226
159,748		AXA Asia Pacific Holdings Ltd	926,466
262,390		AXA S.A.	5,836,923
7,728		Baloise Holding AG.	685,288
5,740		CNP Assurances	542,071
110,998		Corp Mapfre S.A.	407,181
9,900		Fondiaria-Sai S.p.A	148,958
9,320	*	Hannover Rueckversicherung AG.	460,220
321,334		Insurance Australia Group Ltd	1,144,104
24,883	*	KBC Groep NV	1,205,023
34,606		Mediolanum S.p.A.	202,504
65,100		Mitsui Sumitomo Insurance Group Holdings, Inc	1,806,979
30,511		Muenchener Rueckver AG.	4,951,345
101,000	m	Nipponkoa Insurance Co Ltd	625,511
28,000	m	Nissay Dowa General Insurance Co Ltd	142,261
815,776	*	Old Mutual plc	1,516,476
391,347		Prudential plc	3,251,431
527,401		Royal & Sun Alliance Insurance Group plc	1,020,421
64,936		Sampo Oyj (A Shares)	1,722,543
25,616		SCOR	646,988
137,033	m	Sompo Japan Insurance, Inc	932,217
132		Sony Financial Holdings, Inc	433,458
345,638		Standard Life plc	1,050,584
4,463		Swiss Life Holding	586,234
53,377		Swiss Reinsurance Co	2,627,339
43,600		T&D Holdings, Inc	1,032,055
2,212	*	Topdanmark AS	288,148
3,870		TrygVesta A.S.	255,435
5,762		Wiener Staedtische Allgemeine Versicherung AG.	304,294
22,767		Zurich Financial Services AG.	5,836,419

		TOTAL INSURANCE CARRIERS	60,645,506

LEATHER AND LEATHER PRODUCTS - 0.4%
32,337		Adidas-Salomon AG.	1,729,569
37,879		LVMH Moet Hennessy Louis Vuitton S.A.	4,427,498
101,500		Yue Yuen Industrial Holdings	352,964

		TOTAL LEATHER AND LEATHER PRODUCTS	6,510,031

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.1%
27,260		Brisa-Auto Estradas de Portugal S.A.	231,222
279,000		ComfortDelgro Corp Ltd	311,119
68,000		Keihin Electric Express Railway Co Ltd	558,605
42,000		Keisei Electric Railway Co Ltd	255,621

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,356,567

METAL MINING - 4.7%
377,160		Alumina Ltd	597,024

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

203,481	*	Anglo American plc	$8,874,401
60,951		Antofagasta plc	961,928
518,724		BHP Billiton Ltd	20,749,149
341,121		BHP Billiton plc	11,698,908
10,622		Energy Resources of Australia Ltd	184,224
39,808		Eurasian Natural Resources Corp	720,071
27,443		Fresnillo plc	353,147
33,079	*	Kazakhmys plc	766,514
23,871	*	Lonmin PLC	738,250
74,764		Newcrest Mining Ltd	2,251,688
55,636		Orica Ltd	1,367,747
482,444	*	Oxiana Ltd	506,908
97,506	*	Paladin Resources Ltd	353,432
13,926		Randgold Resources Ltd	1,059,804
67,352		Rio Tinto Ltd	4,845,557
211,981		Rio Tinto plc	12,561,642
21,081		Vedanta Resources plc	888,053
294,667	*	Xstrata plc	5,582,754

		TOTAL METAL MINING	75,061,201

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
80,682		Compagnie Financiere Richemont S.A.	3,124,286
30,800		Namco Bandai Holdings, Inc	300,126
8,300		Sankyo Co Ltd	410,605
4,035		Societe BIC S.A.	308,953
24,300		Yamaha Corp	313,724

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,457,694

MISCELLANEOUS RETAIL - 0.6%
135,377		Home Retail Group	556,727
329,000		Hutchison Whampoa Ltd	2,406,826
17,531		Metro AG.	1,039,949
135,730		Origin Energy Ltd	2,061,346
119,100		Seven & I Holdings Co Ltd	2,877,815

		TOTAL MISCELLANEOUS RETAIL	8,942,663

MOTION PICTURES - 0.0%
16,900		Toho Co Ltd	272,237

		TOTAL MOTION PICTURES	272,237

NONDEPOSITORY INSTITUTIONS - 1.1%
5,800		Acom Co Ltd	94,919
12,800		Aeon Credit Service Co Ltd	151,973
87,176		Bank of Cyprus Public Co Ltd	551,043
24,200		Credit Saison Co Ltd	375,334
129,943		Criteria Caixacorp S.A.	643,937
70,401		Investor AB (B Shares)	1,350,378
16,180		ORIX Corp	1,434,723
127,171		Siemens AG.	12,736,270

		TOTAL NONDEPOSITORY INSTITUTIONS	17,338,577

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
5,144		Imerys S.A.	$317,095
26,627		K+S AG.	1,615,852

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,932,947

OIL AND GAS EXTRACTION - 1.5%
90,558	*	Arrow Energy NL	417,996
520,911		BG Group plc	9,015,447
212,947	*	Cairn Energy PLC	1,347,522
22,171	*	Compagnie Generale de Geophysique S.A.	629,000
3,400		Idemitsu Kosan Co Ltd	257,482
128		Inpex Holdings, Inc	939,223
4,400		Japan Petroleum Exploration Co	223,083
34,397	*	Lundin Petroleum AB	291,302
128,567		Santos Ltd	1,729,580
25,414		SBM Offshore NV	508,531
43,203		SeaDrill Ltd	1,006,800
16,052		Technip S.A.	1,305,175
136,748		Tullow Oil plc	2,593,937
85,014		Woodside Petroleum Ltd	3,658,815

		TOTAL OIL AND GAS EXTRACTION	23,923,893

PAPER AND ALLIED PRODUCTS - 0.4%
11,261		Exor S.p.A	195,596
8,163		Holmen AB (B Shares)	219,885
33,551		Kinnevik Investment AB (Series B)	617,993
19,752		Metso Oyj	637,872
14,400		Nippon Paper Group, Inc	370,435
132,000		OJI Paper Co Ltd	578,885
89,877		Stora Enso Oyj (R Shares)	684,653
88,112		Svenska Cellulosa AB (B Shares)	1,242,253
6,400		Uni-Charm Corp	618,162
80,368		UPM-Kymmene Oyj	1,066,496

		TOTAL PAPER AND ALLIED PRODUCTS	6,232,230

PETROLEUM AND COAL PRODUCTS - 5.8%
2,899,938		BP plc	27,433,673
20,446		Caltex Australia Ltd	212,201
92,000		Cosmo Oil Co Ltd	222,398
402,401		ENI S.p.A.	9,440,649
23,839		Galp Energia SGPS S.A.	414,068
14,397		Hellenic Petroleum S.A.	164,896
19,543		Neste Oil Oyj	340,769
136,100	m	Nippon Mining Holdings, Inc	625,254
23,180		OMV AG.	869,738
113,220		Repsol YPF S.A.	2,680,699
548,027		Royal Dutch Shell plc (A Shares)	15,884,142
416,671		Royal Dutch Shell plc (B Shares)	11,479,367
28,400		Showa Shell Sekiyu KK	191,986
173,604		Statoil ASA	4,019,368
43,000		TonenGeneral Sekiyu KK	362,894

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

326,484		Total S.A.	$18,952,709

		TOTAL PETROLEUM AND COAL PRODUCTS	93,294,811

PRIMARY METAL INDUSTRIES - 1.7%
21,156		Acerinox S.A.	416,471
132,693	*	ArcelorMittal	5,822,919
281,524		BlueScope Steel Ltd	751,771
45,000		Daido Steel Co Ltd	189,165
40,000		Dowa Holdings Co Ltd	240,881
98,000		Furukawa Electric Co Ltd	509,445
76,000		JFE Holdings, Inc	3,060,648
33,148		Johnson Matthey plc	878,274
385,000		Kobe Steel Ltd	827,736
5,700		Maruichi Steel Tube Ltd	115,597
173,000		Mitsubishi Materials Corp	497,775
89,000		Mitsui Mining & Smelting Co Ltd	266,553
789,000		Nippon Steel Corp	3,097,262
105,515	*	Norsk Hydro ASA	804,252
205,313		OneSteel Ltd	734,781
18,267		Outokumpu Oyj	400,925
116,600		Sumitomo Electric Industries Ltd	1,429,282
520,000		Sumitomo Metal Industries Ltd	1,574,072
81,000		Sumitomo Metal Mining Co Ltd	1,205,166
72,987		Tenaris S.A.	1,575,307
15,500		Tokyo Steel Manufacturing Co Ltd	194,144
17,609		Umicore	614,925
8,853		Vallourec	1,785,226
18,146		Voestalpine AG.	734,042
7,000		Yamato Kogyo Co Ltd	232,485

		TOTAL PRIMARY METAL INDUSTRIES	27,959,104

PRINTING AND PUBLISHING - 0.7%
87,000		Dai Nippon Printing Co Ltd	1,175,324
326,871		John Fairfax Holdings Ltd	539,916
18,184		Lagardere S.C.A.	735,824
119,236		Orkla ASA	1,054,289
19,740		PagesJaunes Groupe S.A.	226,679
125,304		Pearson plc	1,969,940
111,831		Reed Elsevier NV	1,359,099
187,257		Reed Elsevier plc	1,493,273
12,466		Sanoma-WSOY Oyj	276,130
245,000		Singapore Press Holdings Ltd	669,002
86,000		Toppan Printing Co Ltd	776,383
42,967		Wolters Kluwer NV	931,726

		TOTAL PRINTING AND PUBLISHING	11,207,585

RAILROAD TRANSPORTATION - 0.6%
429,655	*	Asciano Group	747,147
233		Central Japan Railway Co	1,774,479
52,600		East Japan Railway Co	3,657,075
73,040		Firstgroup PLC	397,909
177,000		Hankyu Hanshin Holdings, Inc	819,778
220,462		MTR Corp	834,798

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

263		West Japan Railway Co	$905,830

		TOTAL RAILROAD TRANSPORTATION	9,137,016

REAL ESTATE - 2.1%
133,480		British Land Co plc	974,496
394,000		CapitaLand Ltd	1,118,110
343,330		CapitaMall Trust	434,393
215,000		Cheung Kong Holdings Ltd	2,769,102
108,180		Chinese Estates Holdings Ltd	180,852
77,400		City Developments Ltd	586,468
8,262		Corio NV	551,649
2,847		Gecina S.A.	315,084
721,400	*	Genting International plc	456,370
108,530		Hammerson plc	647,907
124,000		Hang Lung Group Ltd	657,990
320,000		Hang Lung Properties Ltd	1,290,015
165,344		Henderson Land Development Co Ltd	1,164,867
88,540		Hopewell Holdings	262,282
96,932		Hysan Development Co Ltd	280,275
3,541		ICADE	394,138
14,063		Klepierre	552,351
116,862		Land Securities Group plc	1,202,351
23,051		Leighton Holdings Ltd	824,957
76,841		Liberty International plc	587,112
336,936		Link Real Estate Investment Trust	830,596
938,479		Macquarie Goodman Group	564,083
415,557		Mirvac Group	562,470
183,000		Mitsubishi Estate Co Ltd	2,994,866
129,000		Mitsui Fudosan Co Ltd	2,189,785
477,000	*	Mongolia Energy Co ltd	220,553
387,987		New World Development Ltd	759,559
14,700		Nomura Real Estate Holdings, Inc	226,734
182		NTT Urban Development Corp	153,792
113,487		Segro plc	550,404
259,694		Sino Land Co	509,069
368,327		Stockland Trust Group	1,348,601
59,000		Sumitomo Realty & Development Co Ltd	1,122,698
218,000		Sun Hung Kai Properties Ltd	3,279,442
59,000		Tokyo Tatemono Co Ltd	212,044
70,000		Tokyu Land Corp	267,301
14,101		Unibail	2,856,828
139,000		Wheelock & Co Ltd	409,969

		TOTAL REAL ESTATE	34,309,563

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.9%
25,000		Asics Corp	244,411
127,815		Bayer AG.	8,645,479
94,200		Bridgestone Corp	1,608,121
73,000		Denki Kagaku Kogyo KK	313,895
22,756		Michelin (C.G.D.E.) (Class B)	1,676,924
123,000		Mitsui Chemicals, Inc	372,329
17,300	*	NOK Corp	260,360

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

16,364		Nokian Renkaat Oyj	$425,022
409,977	*	Pirelli & C S.p.A.	251,950
821		Puma AG. Rudolf Dassler Sport	260,089
26,200		Sumitomo Rubber Industries, Inc	230,921

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	14,289,501

SECURITY AND COMMODITY BROKERS - 1.7%
27,248		Australian Stock Exchange Ltd	848,640
173,945		Credit Suisse Group	8,966,151
257,000		Daiwa Securities Group, Inc	1,352,487
30,127		Deutsche Boerse AG.	2,233,125
158,000		Hong Kong Exchanges and Clearing Ltd	2,637,318
80,748		ICAP plc	458,036
906,020		Legal & General Group plc	1,210,586
23,199		London Stock Exchange Group plc	250,128
51,433	*	Macquarie Group Ltd	2,230,082
264,326		Man Group plc	968,691
19,800		Matsui Securities Co Ltd	141,474
571,000		Nomura Holdings, Inc	4,208,140
18,757		Schroders plc	400,485
87,022		Shinko Securities Co Ltd	275,522
132,000		Singapore Exchange Ltd	721,827

		TOTAL SECURITY AND COMMODITY BROKERS	26,902,692

SPECIAL TRADE CONTRACTORS - 0.0%
21,000		Kinden Corp	183,966

		TOTAL SPECIAL TRADE CONTRACTORS	183,966

STONE, CLAY, AND GLASS PRODUCTS - 0.9%
156,000		Asahi Glass Co Ltd	1,757,065
93,131		Boral Ltd	479,440
36,183		Cimpor Cimentos de Portugal S.A.	273,431
107,414		CRH plc	2,682,506
21,735		HeidelbergCement AG.	1,212,419
37,916		Holcim Ltd	2,826,440
11,662		Italcementi S.p.A.	134,831
66,962	*	James Hardie Industries NV	446,110
30,876		Lafarge S.A.	2,172,710
39,000		NGK Insulators Ltd	795,518
98,000		Nippon Sheet Glass Co Ltd	289,314
4,134		Pargesa Holding S.A.	350,904
132,000		Taiheiyo Cement Corp	189,197
9,012		Titan Cement Co S.A.	238,572
40,000		Toto Ltd	272,543

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	14,121,000

TEXTILE MILL PRODUCTS - 0.0%
20,000		Nisshinbo Industries, Inc	207,081
142,000		Teijin Ltd	476,928

		TOTAL TEXTILE MILL PRODUCTS	684,009

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

TOBACCO PRODUCTS - 1.2%
308,568		British American Tobacco plc	$10,636,337
157,107		Imperial Tobacco Group plc	4,792,035
696		Japan Tobacco, Inc	2,590,737
38,795		Swedish Match AB	927,349

		TOTAL TOBACCO PRODUCTS	18,946,458

TRANSPORTATION BY AIR - 0.3%
4,524		Aeroports de Paris	372,486
20,344		Air France-KLM	321,626
127,000	*	All Nippon Airways Co Ltd	362,702
140,756		Auckland International Airport Ltd	193,973
88,315	*	British Airways plc	325,664
179,000	*	Cathay Pacific Airways Ltd	377,169
5,655		Fraport AG. Frankfurt Airport Services Worldwide	297,765
10,800		Hong Kong Aircraft Engineerg	136,387
72,204		Iberia Lineas Aereas de Espana	252,388
113,890		Macquarie Airports	322,940
169,733		Qantas Airways Ltd	442,345
41,178	*	Ryanair Holdings plc	204,671
5,628	*	Ryanair Holdings plc (ADR)	152,913
80,933		Singapore Airlines Ltd	879,360

		TOTAL TRANSPORTATION BY AIR	4,642,389

TRANSPORTATION EQUIPMENT - 4.4%
29,600	*	Aisin Seiki Co Ltd	886,512
547,177		BAE Systems plc	3,083,055
51,131		Bayerische Motoren Werke AG.	2,360,475
8,019		Bayerische Motoren Werke AG. (Preference)	283,823
176,939		Cobham plc	690,057
167,000		Cosco Corp Singapore Ltd	148,025
30,000		Daihatsu Motor Co Ltd	286,555
139,353		DaimlerChrysler AG. (EUR)	6,560,310
75,100		Denso Corp	2,237,175
62,955		European Aeronautic Defence and Space Co	1,266,525
118,059	*	Fiat S.p.A.	1,537,160
91,000		Fuji Heavy Industries Ltd	471,109
42,000	*	Hino Motors Ltd	177,452
255,200		Honda Motor Co Ltd	9,008,022
183,000	*	Isuzu Motors Ltd	495,229
19,009		Jardine Cycle & Carriage Ltd	399,217
29,000		JTEKT Corp	342,454
219,000		Kawasaki Heavy Industries Ltd	604,364
197,000		Keppel Corp Ltd	1,284,277
15,000		Koito Manufacturing Co Ltd	222,698
16,341		MAN AG.	1,367,959
234,000		Mazda Motor Corp	658,274
555,000	*	Mitsubishi Motors Corp	753,931
115,000		Mitsui Engineering & Shipbuilding Co Ltd	286,608
24,000		NHK Spring Co Ltd	220,259
72,000		NSK Ltd	568,360
23,451		Peugeot S.A.	690,495

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

13,498		Porsche AG.	$823,771
28,581	*	Renault S.A.	1,339,522
286,571		Rolls-Royce Group plc	2,589,658
49,460		Scania AB (B Shares)	782,252
124,600		SembCorp Marine Ltd	373,190
10,400		Shimano, Inc	459,985
208,000		Singapore Technologies Engineering Ltd	474,299
54,500		Suzuki Motor Corp	1,202,626
13,789		Thales S.A.	553,509
136,341		Tomkins PLC	488,278
10,000		Toyoda Gosei Co Ltd	280,351
27,600	*	Toyota Industries Corp	788,234
452,900		Toyota Motor Corp	18,142,159
5,039		Volkswagen AG.	486,624
16,258		Volkswagen AG. (Preference)	1,491,008
68,075		Volvo AB (A Shares)	674,094
168,182		Volvo AB (B Shares)	1,692,162
33,100		Yamaha Motor Co Ltd	496,022
253,000		Yangzijiang Shipbuilding	209,786

		TOTAL TRANSPORTATION EQUIPMENT	70,237,910

TRANSPORTATION SERVICES - 0.2%
39,766		Autostrade S.p.A.	928,108
68,024		Cintra Concesiones de Infraestructuras de Transporte S.A.	661,512
34,936		Deutsche Lufthansa AG.	579,448
102,691		Toll Holdings Ltd	699,219
21,812	*	TUI AG.	245,258

		TOTAL TRANSPORTATION SERVICES	3,113,545

TRUCKING AND WAREHOUSING - 0.4%
130,760		Deutsche Post AG.	2,268,570
32,327		DSV AS	577,708
110,123		Kerry Properties Ltd	590,736
18,000		Mitsubishi Logistics Corp	223,724
4,678		Neopost S.A.	373,856
131,000		Nippon Express Co Ltd	563,290
57,341		TNT NV	1,644,214
61,500		Yamato Transport Co Ltd	864,381

		TOTAL TRUCKING AND WAREHOUSING	7,106,479

WATER TRANSPORTATION - 0.5%
85		AP Moller - Maersk AS (Class A)	619,017
204		AP Moller - Maersk AS (Class B)	1,554,483
25,826		Carnival plc	1,060,115
39,000		Kamigumi Co Ltd	313,702
104,000		Kawasaki Kisen Kaisha Ltd	414,932
8,342		Kuehne & Nagel International AG.	844,169
177,000		Mitsui OSK Lines Ltd	1,270,371
138,250		Neptune Orient Lines Ltd	198,636
232,000		Nippon Yusen Kabushiki Kaisha	915,692
34,300		Orient Overseas International Ltd	254,238

		TOTAL WATER TRANSPORTATION	7,445,355

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-DURABLE GOODS - 2.4%
48,234		Assa Abloy AB (Class B)	$943,892
50,648		Bunzl plc	554,148
10,400		Canon Marketing Japan, Inc	141,611
59,459		Compagnie de Saint-Gobain	2,858,976
191,294	*	Fortescue Metals Group Ltd	860,151
233,000		Itochu Corp	2,041,149
349,300		Li & Fung Ltd	1,718,551
196,600		Mitsubishi Corp	5,152,102
268,600		Mitsui & Co Ltd	4,513,537
32,331	*	New Carphone Warehouse plc	78,254
384,300	*	Nissan Motor Co Ltd	3,292,591
107,000		Nisshin Steel Co Ltd	223,179
15,379		Prysmian S.p.A.	302,228
12,979		Rautaruukki Oyj	280,481
36,437		Schneider Electric S.A.	4,273,713
24,893		Sims Group Ltd	494,781
174,000		Sumitomo Corp	2,000,749
18,600		THK Co Ltd	405,862
51,690		ThyssenKrupp AG.	1,777,144
155,357		Wesfarmers Ltd	4,532,089
23,483		Wesfarmers Ltd PPS	686,772
43,871	*	Wolseley plc	1,059,861

		TOTAL WHOLESALE TRADE-DURABLE GOODS	38,191,821

WHOLESALE TRADE-NONDURABLE GOODS - 1.2%
3,900		ABC-Mart, Inc	124,730
35,807		Akzo Nobel NV	2,040,667
5,700		Alfresa Holdings Corp	245,705
31,267		Billabong International Ltd	324,221
8,522		Casino Guichard Perrachon S.A.	721,117
13,144		Celesio AG.	420,212
177,470		Esprit Holdings Ltd	1,400,011
298,252		Foster’s Group Ltd	1,447,825
26,000		Kikkoman Corp	304,246
4,865	*	Koninklijke Vopak NV	383,150
255,000		Marubeni Corp	1,584,715
115,737		Metcash Ltd	439,693
192,000	m	Nippon Oil Corp	950,861
297,400		Noble Group Ltd	650,519
191,200	*	Sojitz Holdings Corp	370,170
10,900		Suzuken Co Ltd	384,164
251,781		Unilever NV	7,615,827

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	19,407,833

		TOTAL COMMON STOCKS	1,586,358,749

		(Cost $1,624,366,527)

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
51,191		Mediobanca S.p.A	$6,472

		TOTAL DEPOSITORY INSTITUTIONS	6,472

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
989,098	m	GPT Group	0

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	0

TRANSPORTATION EQUIPMENT - 0.0%
21,297		Volkswagen AG.	13,232

		TOTAL TRANSPORTATION EQUIPMENT	13,232

		TOTAL RIGHTS / WARRANTS	19,704

		(Cost $0)

		TOTAL INVESTMENTS - 99.1%	1,586,378,453
		(Cost $1,624,366,527)
		OTHER ASSETS & LIABILITIES, NET - 0.9%	14,523,027

		NET ASSETS - 100.0%	$1,600,901,480

Abbreviation(s):

ADR	American Depositary Receipt

Eur	Euro

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY
March 31, 2010

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO

DOMESTIC
UNITED STATES	$4,890,513	0.3%

TOTAL DOMESTIC	4,890,513	0.3

FOREIGN
ARGENTINA	1,575,307	0.1
AUSTRALIA	137,144,968	8.6
AUSTRIA	5,000,168	0.3
BELGIUM	15,148,699	1.0
CHINA	1,364,387	0.1
CYPRUS	551,043	0.0
DENMARK	14,950,307	0.9
FINLAND	19,530,631	1.2
FRANCE	158,939,856	10.0
GERMANY	122,963,972	7.8
GREECE	6,392,274	0.4
HONG KONG	36,145,056	2.3
INDIA	888,053	0.1
IRELAND	6,057,381	0.4
ITALY	49,807,469	3.1
JAPAN	351,604,935	22.2
JERSEY, C.I.	1,059,804	0.1
KAZAKHSTAN	720,071	0.0
LUXEMBOURG	7,976,827	0.5
MACAU	493,966	0.0
MALAYSIA	456,370	0.0
MEXICO	353,147	0.0
NETHERLANDS	71,067,741	4.5
NEW ZEALAND	1,597,563	0.1
NORWAY	11,708,047	0.7
PORTUGAL	4,446,402	0.3
SINGAPORE	22,130,806	1.4
SPAIN	61,244,968	3.9
SWEDEN	42,814,501	2.7
SWITZERLAND	126,145,516	8.0
TAIWAN	345,986	0.0
UNITED KINGDOM	300,861,719	19.0

TOTAL FOREIGN	1,581,487,940	99.7

TOTAL PORTFOLIO	$1,586,378,453	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AMUSEMENT AND RECREATION SERVICES - 0.6%
2,500		Nintendo Co Ltd	$836,988
5,900		Oriental Land Co Ltd	411,466
15,000		Sega Sammy Holdings, Inc	181,624
186,279		TABCORP Holdings Ltd	1,179,479

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,609,557

APPAREL AND ACCESSORY STORES - 0.4%
3,400		Fast Retailing Co Ltd	590,972
9,630		Hennes & Mauritz AB (B Shares)	625,631
14,873		Inditex S.A.	980,406

		TOTAL APPAREL AND ACCESSORY STORES	2,197,009

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
3,400		Shimamura Co Ltd	301,123

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	301,123

BUSINESS SERVICES - 1.4%
9,510		Computershare Ltd	109,260
16		Dena Co Ltd	118,430
42,000		Fujitsu Ltd	274,939
156,497		Group 4 Securicor plc	621,021
67,975		Indra Sistemas S.A.	1,393,683
16,470		Mitsubishi UFJ Lease & Finance Co Ltd	598,973
218		NTT Data Corp	726,356
1,370		Obic Co Ltd	248,824
98,154		Sage Group plc	356,136
12,702		SAP AG.	615,212
37,128		Securitas AB (B Shares)	395,931
32,917	*	United Internet AG.	499,279
4,729		WPP plc	49,014
1,920		Yahoo! Japan Corp	699,283

		TOTAL BUSINESS SERVICES	6,706,341

CHEMICALS AND ALLIED PRODUCTS - 11.3%
8,143		Air Liquide	977,533
15,000		Air Water, Inc	171,676
70,000		Asahi Kasei Corp	376,618
16,500		Astellas Pharma, Inc	597,417
56,656		AstraZeneca plc (ADR)	2,533,656
66,270		BASF AG.	4,110,190
12,902		Christian Dior S.A.	1,376,313
33,904		CSL Ltd	1,133,411
129,000		Daicel Chemical Industries Ltd	887,229
49,611		DSM NV	2,212,240

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

14,000		Eisai Co Ltd	$499,412
320,097		GlaxoSmithKline plc	6,147,127
41,258		Henkel KGaA (Preference)	2,221,204
7		Incitec Pivot Ltd	22
10,191		Linde AG.	1,215,954
2,191		L’Oreal S.A.	230,409
21,000		Mitsubishi Chemical Holdings Corp	107,370
18,000		Mitsubishi Gas Chemical Co, Inc	108,397
129,059		Novartis AG.	6,970,703
24,451		Novo Nordisk AS (Class B)	1,897,328
22,296		Reckitt Benckiser Group plc	1,223,782
32,220		Roche Holding AG.	5,225,360
72,250		Sanofi-Aventis	5,385,688
38,700		Shiseido Co Ltd	840,314
73,500		Takeda Pharmaceutical Co Ltd	3,235,131
29,000		Tanabe Seiyaku Co Ltd	409,456
29,000		Tokuyama Corp	160,680
50,300		Yara International ASA	2,183,571

		TOTAL CHEMICALS AND ALLIED PRODUCTS	52,438,191

COMMUNICATIONS - 6.7%
11,324		Belgacom S.A.	442,325
2,339		Eutelsat Communications	83,149
10,349		France Telecom S.A.	247,618
78,830		Inmarsat plc	904,361
355		Jupiter Telecommunications Co	410,097
191,538		Mediaset S.p.A.	1,645,338
47,900		Nippon Telegraph & Telephone Corp	2,018,676
1,080		NTT DoCoMo, Inc	1,645,010
945,000		PCCW Ltd	281,154
67,101		Royal KPN NV	1,063,090
5,763		Swisscom AG.	2,103,189
23,732		Telecom Corp of New Zealand Ltd	36,582
1,525,219		Telecom Italia RSP	1,720,132
228,826		Telefonica S.A.	5,420,982
124,043	*	Telenor ASA	1,682,236
27,000		Television Broadcasts Ltd	130,753
181,604		TeliaSonera AB	1,288,979
481,543		Telstra Corp Ltd	1,321,245
100,393		Vivendi Universal S.A.	2,686,832
248,643		Vodafone Group plc (ADR)	5,790,895

		TOTAL COMMUNICATIONS	30,922,643

DEPOSITORY INSTITUTIONS - 15.8%
72,000		77 Bank Ltd	411,253
32,920		Australia & New Zealand Banking Group Ltd	766,101
408,585		Banca Intesa S.p.A. RSP	1,223,740
27,299		Banco Bilbao Vizcaya Argentaria S.A.	373,507
452,085		Banco Santander Central Hispano S.A.	6,008,391
859,275		Barclays plc	4,698,128
55,904		BNP Paribas	4,293,314
104,762		Commonwealth Bank of Australia	5,411,431

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

118,753		Credit Agricole S.A.	$2,078,704
47,475		Deutsche Bank AG.	3,656,885
59,471	*	EFG Eurobank Ergasias S.A.	546,207
215,000		Fukuoka Financial Group, Inc	912,985
9,700		Hang Seng Bank Ltd	135,176
175,000		Hokuhoku Financial Group, Inc	383,731
607,221		HSBC Holdings plc	6,155,336
251,621	*	ING Groep NV	2,512,186
113,027		Investec plc	924,484
449,885	*	Lloyds TSB Group plc	428,531
722,900		Mitsubishi UFJ Financial Group, Inc	3,788,864
113,440		National Australia Bank Ltd	2,864,783
127,000		Nishi-Nippon City Bank Ltd	374,928
325,205		Nordea Bank AB	3,208,994
410,000		Oversea-Chinese Banking Corp	2,552,700
40,380		Raiffeisen International Bank Holding AG.	1,919,782
43,600		Resona Holdings, Inc	551,238
30,613	*	Skandinaviska Enskilda Banken AB (Class A)	195,576
39,570		Societe Generale	2,488,677
159,990		Standard Chartered plc	4,364,054
79,900		Sumitomo Mitsui Financial Group, Inc	2,640,828
15,000		Sumitomo Trust & Banking Co Ltd	87,924
81,202		Svenska Handelsbanken (A Shares)	2,379,628
35,335	*	UBS A.G. (Switzerland)	574,395
75,147	*	UniCredito Italiano S.p.A	222,025
63,000		United Overseas Bank Ltd	865,549
120,559		Westpac Banking Corp	3,079,966
42,000		Yamaguchi Financial Group, Inc	459,579

		TOTAL DEPOSITORY INSTITUTIONS	73,539,580

EATING AND DRINKING PLACES - 0.2%
29,962		Compass Group plc	239,158
37,750		Whitbread plc	844,390

		TOTAL EATING AND DRINKING PLACES	1,083,548

ELECTRIC, GAS, AND SANITARY SERVICES - 5.2%
60,546		AGL Energy Ltd	835,067
93,100		Chubu Electric Power Co, Inc	2,327,251
6,500		CLP Holdings Ltd	46,463
118,448		E.ON AG.	4,373,104
273,835		Enel S.p.A.	1,531,201
234,483		Energias de Portugal S.A.	932,062
81,626		Fortum Oyj	1,996,595
9,054		Gaz de France	349,743
163,000		Hong Kong Electric Holdings Ltd	966,758
289,358		International Power plc	1,400,291
11,200		Kansai Electric Power Co, Inc	256,609
2,800		Kyushu Electric Power Co, Inc	60,948
210,754		National Grid plc	2,051,639
93,000		Osaka Gas Co Ltd	333,244
21,383		RWE A.G.	1,894,591
89,521		Suez Environnement S.A.	2,060,334

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

39,557		Terna Rete Elettrica Nazionale S.p.A.	$171,102
113,000		Toho Gas Co Ltd	616,430
73,000		Tokyo Electric Power Co, Inc	1,945,834
61,000		Tokyo Gas Co Ltd	268,820
38,382		United Utilities Group plc	325,588

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,743,674

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.3%
11,228		ABB Ltd	245,240
14,600	*	Elpida Memory, Inc	287,502
196,632		Ericsson (LM) (B Shares)	2,072,362
560,000	*	Hitachi Ltd	2,090,491
100,045		Koninklijke Philips Electronics NV	3,207,887
14,400		Kyocera Corp	1,403,188
33,492		Legrand S.A.	1,058,070
63,700		Matsushita Electric Industrial Co Ltd	974,340
91,000		Mitsubishi Electric Corp	836,122
16,700		Murata Manufacturing Co Ltd	948,519
11,100		Nitto Denko Corp	430,987
42,582		Nokia Oyj	663,129
7,000		Rohm Co Ltd	522,623
20,000		Sharp Corp	250,080
68,900		Sony Corp	2,638,377
221,967		STMicroelectronics NV	2,209,525

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	19,838,442

ENGINEERING AND MANAGEMENT SERVICES - 0.8%
18,828		Fugro NV	1,230,560
93,000		JGC Corp	1,659,258
5,297		Petrofac Ltd	96,619
11,417		Serco Group plc	104,125
23,139		WorleyParsons Ltd	540,393

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,630,955

FABRICATED METAL PRODUCTS - 0.6%
9,980		Geberit AG.	1,786,064
25,796		Rexam plc	114,657
64,800		Toyo Seikan Kaisha Ltd	1,147,810

		TOTAL FABRICATED METAL PRODUCTS	3,048,531

FOOD AND KINDRED PRODUCTS - 5.2%
119,000		Ajinomoto Co, Inc	1,178,673
40,800		Asahi Breweries Ltd	765,027
105,576		Associated British Foods plc	1,567,669
16,373		Coca-Cola Amatil Ltd	169,028
127,896		Diageo plc	2,146,548
308,000		Golden Agri-Resources Ltd	127,696
49,074		InBev NV	2,471,980
126,000		Kaneka Corp	816,729
16,280		Kerry Group plc (Class A)	505,738
193,547		Nestle S.A.	9,912,308
45,500		Nisshin Seifun Group, Inc	587,426

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

599,483		Parmalat S.p.A.	$1,641,651
999		SABMiller plc	29,289
17,906		Suedzucker AG.	395,179
46,500		Swire Pacific Ltd (Class A)	559,371
14,000		Toyo Suisan Kaisha Ltd	362,092
10,847		Unilever plc	318,507
146,000		Wilmar International Ltd	699,238

		TOTAL FOOD AND KINDRED PRODUCTS	24,254,149

FOOD STORES - 1.1%
6,967		Carrefour S.A.	335,795
206		Colruyt S.A.	50,708
10,242		Delhaize Group	823,085
89,818		J Sainsbury plc	446,515
125,098		Tesco plc	826,641
514,356		WM Morrison Supermarkets plc	2,290,869
5,191		Woolworths Ltd	133,379

		TOTAL FOOD STORES	4,906,992

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
1,800		Nitori Co Ltd	136,699
10,670		Yamada Denki Co Ltd	787,496

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	924,195

GENERAL BUILDING CONTRACTORS - 1.3%
92,337		Balfour Beatty plc	409,434
23,500		Daito Trust Construction Co Ltd	1,133,650
58,000		Daiwa House Industry Co Ltd	654,509
4,429		Hochtief AG.	372,202
51,000		Sekisui House Ltd	509,509
34,000		Taisei Corp	74,917
44,724		Vinci S.A.	2,635,837

		TOTAL GENERAL BUILDING CONTRACTORS	5,790,058

GENERAL MERCHANDISE STORES - 0.6%
77,900		Aeon Co Ltd	884,073
13,500		Isetan Mitsukoshi Holdings Ltd	145,122
51,000		J Front Retailing Co Ltd	300,032
48,070		Next plc	1,578,555

		TOTAL GENERAL MERCHANDISE STORES	2,907,782

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.1%
7,003		Abertis Infraestructuras S.A.	134,785
7,105		Acciona S.A.	787,958
39,624		Bouygues S.A.	1,991,946
62,791		Saipem S.p.A.	2,429,770

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,344,459

HOLDING AND OTHER INVESTMENT OFFICES - 1.6%
23,702		Heineken Holding NV	1,054,352
77,055	*	Immoeast AG.	422,542

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

6,650		iShares MSCI EAFE Index Fund	$372,400
346		Japan Prime Realty Investment Corp	770,163
16		Japan Real Estate Investment Corp	136,400
132	*	Japan Retail Fund Investment Corp	155,311
72		Nomura Real Estate Office Fund, Inc	404,321
157,152		Westfield Group	1,739,179
389,000		Wharf Holdings Ltd	2,191,937

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,246,605

HOTELS AND OTHER LODGING PLACES - 0.1%
105,000		United Overseas Land Ltd	292,720

		TOTAL HOTELS AND OTHER LODGING PLACES	292,720

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.5%
20,231		Alstom RGPT	1,261,596
33,500		ASM Pacific Technology	317,342
79,710		Atlas Copco AB (A Shares)	1,236,396
18,869		Brambles Ltd	127,439
11,600		Brother Industries Ltd	140,208
86,300		Canon, Inc	3,996,995
88,431	*	Electrolux AB (Series B)	2,020,762
29,400		FUJIFILM Holdings Corp	1,012,600
461,000		Ishikawajima-Harima Heavy Industries Co Ltd	843,202
15,100		Itochu Techno-Science Corp	495,850
11,800	*	Makita Corp	388,747
3,470		Schindler Holding AG. (Reg)	301,453
4,800		SMC Corp	651,535
215,000		Sumitomo Heavy Industries Ltd	1,294,737
122,000	*	Toshiba Corp	630,292
31,999		Wartsila Oyj (B Shares)	1,620,730

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	16,339,884

INSTRUMENTS AND RELATED PRODUCTS - 0.6%
1,510		Cochlear Ltd	100,931
9,290		Coloplast AS (Class B)	1,023,083
5,494		Fresenius SE	408,942
107,009		Invensys plc	553,249
30,000		Nippon Electric Glass Co Ltd	422,612
2,913		Phonak Holding AG.	361,915
718		Synthes, Inc	89,614

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,960,346

INSURANCE AGENTS, BROKERS AND SERVICE - 0.6%
23,900		Millea Holdings, Inc	673,106
125,193		QBE Insurance Group Ltd	2,393,021

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,066,127

INSURANCE CARRIERS - 3.8%
30,637		Allianz AG.	3,841,294
16,920		Aviva plc	98,930
9,167		CNP Assurances	865,708

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

17,400		Mitsui Sumitomo Insurance Group Holdings, Inc	$482,971
18,613		Muenchener Rueckver AG.	3,020,530
49,690	*	Old Mutual plc	92,371
915,774		Royal & Sun Alliance Insurance Group plc	1,771,849
2,859		Sampo Oyj (A Shares)	75,840
43,785		SCOR	1,105,885
461		Sony Financial Holdings, Inc	1,513,820
417,583		Standard Life plc	1,269,265
13,770		Zurich Financial Services AG.	3,529,999

		TOTAL INSURANCE CARRIERS	17,668,462

LEATHER AND LEATHER PRODUCTS - 0.4%
10,444		LVMH Moet Hennessy Louis Vuitton S.A.	1,220,750
78,500		Yue Yuen Industrial Holdings	272,982

		TOTAL LEATHER AND LEATHER PRODUCTS	1,493,732

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
2,500		Brisa-Auto Estradas de Portugal S.A.	21,205
100,000		ComfortDelgro Corp Ltd	111,512

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	132,717

METAL MINING - 5.2%
13,729	*	Anglo American plc	598,762
134,243		BHP Billiton Ltd	5,369,769
123,402		BHP Billiton plc	4,232,131
26,433		Energy Resources of Australia Ltd	458,443
116,605		Eurasian Natural Resources Corp	2,109,220
88,811	*	Kazakhmys plc	2,057,947
3,510		Newcrest Mining Ltd	105,712
52,951		Orica Ltd	1,301,739
40,469		Rio Tinto Ltd	2,911,492
80,103		Rio Tinto plc	4,746,770

		TOTAL METAL MINING	23,891,985

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
7,365		Societe BIC S.A.	563,926

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	563,926

MISCELLANEOUS RETAIL - 0.8%
45,652		Home Retail Group	187,740
36,390		Metro AG.	2,158,676
40,253		Origin Energy Ltd	611,327
39,300		Seven & I Holdings Co Ltd	949,606

		TOTAL MISCELLANEOUS RETAIL	3,907,349

NONDEPOSITORY INSTITUTIONS - 1.2%
11,400		Aeon Credit Service Co Ltd	135,351
15,100		Credit Saison Co Ltd	234,196
208,795		Criteria Caixacorp S.A.	1,034,691
7,850		ORIX Corp	696,080

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

36,709		Siemens AG.	$3,676,433

		TOTAL NONDEPOSITORY INSTITUTIONS	5,776,751

OIL AND GAS EXTRACTION - 0.5%
95,767		BG Group plc	1,657,447
18,292	*	Compagnie Generale de Geophysique S.A.	518,952

		TOTAL OIL AND GAS EXTRACTION	2,176,399

PAPER AND ALLIED PRODUCTS - 1.0%
30,567		Exor S.p.A	530,929
36,700		Nippon Paper Group, Inc	944,095
42,000		OJI Paper Co Ltd	184,191
48,799		Svenska Cellulosa AB (B Shares)	687,995
179,726		UPM-Kymmene Oyj	2,384,990

		TOTAL PAPER AND ALLIED PRODUCTS	4,732,200

PETROLEUM AND COAL PRODUCTS - 6.1%
163,800		BP plc (ADR)	9,348,066
113,806		Caltex Australia Ltd	1,181,150
99,467		ENI S.p.A.	2,333,575
96,811		Repsol YPF S.A.	2,292,185
162,440		Royal Dutch Shell plc (A Shares)	4,708,198
155,653		Royal Dutch Shell plc (B Shares)	4,288,271
27,250		Statoil ASA	630,906
61,302		Total S.A.	3,558,640

		TOTAL PETROLEUM AND COAL PRODUCTS	28,340,991

PRIMARY METAL INDUSTRIES - 1.1%
29,503	*	ArcelorMittal	1,294,669
27,100		JFE Holdings, Inc	1,091,362
150,000		Kobe Steel Ltd	322,494
75,000		Nippon Steel Corp	294,417
13,081		OneSteel Ltd	46,815
33,000		Sumitomo Metal Mining Co Ltd	490,994
4,827		Umicore	168,564
6,415		Vallourec	1,293,598
1,253		Voestalpine AG.	50,686
7,200		Yamato Kogyo Co Ltd	239,127

		TOTAL PRIMARY METAL INDUSTRIES	5,292,726

PRINTING AND PUBLISHING - 0.8%
77,000		Dai Nippon Printing Co Ltd	1,040,229
152,186		Pearson plc	2,392,560
38,000		Toppan Printing Co Ltd	343,053

		TOTAL PRINTING AND PUBLISHING	3,775,842

RAILROAD TRANSPORTATION - 0.8%
127		Central Japan Railway Co	967,205
25,600		East Japan Railway Co	1,779,870
74,907		Firstgroup PLC	408,080
107		West Japan Railway Co	368,531

		TOTAL RAILROAD TRANSPORTATION	3,523,686

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.1%
178,904		Hammerson plc	$1,068,028
45,000		Hang Lung Properties Ltd	181,408
101,500		Hopewell Holdings	300,673
6,364		ICADE	708,359
6,888		Klepierre	270,539
198,963		Link Real Estate Investment Trust	490,474
206,000		Sino Land Co	403,815
95,000		Sun Hung Kai Properties Ltd	1,429,115
2,000		Tokyo Tatemono Co Ltd	7,188
107,000		Wheelock & Co Ltd	315,587

		TOTAL REAL ESTATE	5,175,186

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.7%
10,805		Bayer AG.	730,856
18,672		Michelin (C.G.D.E.) (Class B)	1,375,968
169,000		Mitsui Chemicals, Inc	511,573
47,400		Sumitomo Rubber Industries, Inc	417,773

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,036,170

SECURITY AND COMMODITY BROKERS - 1.4%
74,804		Credit Suisse Group	3,855,840
88,800		Hong Kong Exchanges and Clearing Ltd	1,482,240
8,225	*	Macquarie Group Ltd	356,628
34,994		Man Group plc	128,245
294,000		Shinko Securities Co Ltd	930,838

		TOTAL SECURITY AND COMMODITY BROKERS	6,753,791

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
117,000		Asahi Glass Co Ltd	1,317,799
1,233		Holcim Ltd	91,914
447		Pargesa Holding S.A.	37,942

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,447,655

TOBACCO PRODUCTS - 1.1%
145,034		British American Tobacco plc	4,999,321

		TOTAL TOBACCO PRODUCTS	4,999,321

TRANSPORTATION BY AIR - 0.2%
297,000	*	Cathay Pacific Airways Ltd	625,807
174,836		Macquarie Airports	495,754

		TOTAL TRANSPORTATION BY AIR	1,121,561

TRANSPORTATION EQUIPMENT - 4.5%
14,500	*	Aisin Seiki Co Ltd	434,271
53,067		Bayerische Motoren Werke AG.	2,449,850
12,800		Denso Corp	381,303
110,320	*	Fiat S.p.A.	1,436,396
89,000		Fuji Heavy Industries Ltd	460,755
69,100		Honda Motor Co Ltd	2,439,085

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

304,000	*	Isuzu Motors Ltd	$822,676
316,000		Keppel Corp Ltd	2,060,060
159,000		Mazda Motor Corp	447,288
516,000		Mitsui Engineering & Shipbuilding Co Ltd	1,285,999
5,659		Peugeot S.A.	166,625
16,845	*	Renault S.A.	789,484
292,860		Rolls-Royce Group plc	2,646,490
43,000		SembCorp Marine Ltd	128,789
105,800		Toyota Motor Corp	4,238,112
61,000		Yangzijiang Shipbuilding	50,581

		TOTAL TRANSPORTATION EQUIPMENT	20,237,764

TRANSPORTATION SERVICES - 0.5%
74,624		Autostrade S.p.A.	1,741,667
96,487		Toll Holdings Ltd	656,976

		TOTAL TRANSPORTATION SERVICES	2,398,643

TRUCKING AND WAREHOUSING - 0.5%
15,000		Kerry Properties Ltd	80,465
12,077		Neopost S.A.	965,170
301,000		Nippon Express Co Ltd	1,294,277

		TOTAL TRUCKING AND WAREHOUSING	2,339,912

WATER TRANSPORTATION - 0.2%
125		AP Moller - Maersk AS (Class A)	910,320
24		AP Moller - Maersk AS (Class B)	182,880
7,000		Mitsui OSK Lines Ltd	50,241

		TOTAL WATER TRANSPORTATION	1,143,441

WHOLESALE TRADE-DURABLE GOODS - 2.8%
227,842	*	Fortescue Metals Group Ltd	1,024,488
125,000		Itochu Corp	1,095,037
198,000		Li & Fung Ltd	974,157
74,100		Mitsubishi Corp	1,941,865
54,600		Mitsui & Co Ltd	917,495
332,300	*	Nissan Motor Co Ltd	2,847,067
8,237		Schneider Electric S.A.	966,122
98,300		Sumitomo Corp	1,130,308
67,335		Wesfarmers Ltd	1,964,303

		TOTAL WHOLESALE TRADE-DURABLE GOODS	12,860,842

WHOLESALE TRADE-NONDURABLE GOODS - 1.2%
6,661		Casino Guichard Perrachon S.A.	563,642
29,900		Esprit Holdings Ltd	235,873
106,000		Marubeni Corp	658,744
362,926		Metcash Ltd	1,378,782
238,000	m	Nippon Oil Corp	1,178,672
179,000		Noble Group Ltd	391,536
22,000		Suzuken Co Ltd	775,377
11,993		Unilever NV	362,762

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,545,388

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS	$463,429,351

	(Cost $437,998,943)

	TOTAL INVESTMENTS - 99.6%	463,429,351
	(Cost $437,998,943)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	2,090,720

	NET ASSETS - 100.0%	$465,520,071

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY
March 31, 2010

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$372,400	0.1%

TOTAL DOMESTIC	372,400	0.1

FOREIGN

AUSTRALIA	39,767,513	8.6
AUSTRIA	2,393,010	0.5
BELGIUM	3,956,662	0.9
DENMARK	4,013,611	0.9
FINLAND	6,741,284	1.4
FRANCE	44,474,926	9.6
GERMANY	35,640,381	7.7
GREECE	546,207	0.1
HONG KONG	11,813,086	2.6
IRELAND	505,738	0.1
ITALY	16,627,526	3.6
JAPAN	103,079,592	22.2
KAZAKHSTAN	2,109,220	0.5
LUXEMBOURG	1,294,669	0.3
NETHERLANDS	20,639,546	4.4
NEW ZEALAND	36,582	0.0
NORWAY	4,496,713	1.0
PORTUGAL	953,267	0.2
SINGAPORE	6,888,845	1.5
SPAIN	18,426,588	4.0
SWEDEN	14,112,254	3.0
SWITZERLAND	37,295,461	8.0
UNITED KINGDOM	87,244,270	18.8

TOTAL FOREIGN	463,056,951	99.9

TOTAL PORTFOLIO	$463,429,351	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

APPAREL AND ACCESSORY STORES - 1.3%
92,600	*	Aeropostale, Inc	$2,669,658
30,900		Gap, Inc	714,099
36,400	*	Kohl’s Corp	1,993,992
60,600		Ross Stores, Inc	3,240,282

		TOTAL APPAREL AND ACCESSORY STORES	8,618,031

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
31,800	*	Hanesbrands, Inc	884,676
400		Nike, Inc (Class B)	29,400

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	914,076

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.6%
48,500		Advance Auto Parts	2,033,120
8,600	*	Autozone, Inc	1,488,574
1,400	*	Copart, Inc	49,840

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,571,534

BUSINESS SERVICES - 11.6%
96,700	*	Adobe Systems, Inc	3,420,279
4,500	*	Amdocs Ltd	135,495
1,000	*	Ansys, Inc	43,140
96,900	*	Cognizant Technology Solutions Corp (Class A)	4,939,962
67,100	*	eBay, Inc	1,808,345
25,100	*	Google, Inc (Class A)	14,231,951
900	*	IHS, Inc (Class A)	48,123
9,500		Mastercard, Inc (Class A)	2,413,000
23,600	*	McAfee, Inc	947,068
954,800		Microsoft Corp	27,946,996
51,700		Moody’s Corp	1,538,075
63,900		Omnicom Group, Inc	2,479,959
294,500		Oracle Corp	7,565,705
213,700	*	Symantec Corp	3,615,804
26,500		Total System Services, Inc	414,990
13,600		Visa, Inc (Class A)	1,238,008
49,100	*	VMware, Inc (Class A)	2,617,030

		TOTAL BUSINESS SERVICES	75,403,930

CHEMICALS AND ALLIED PRODUCTS - 14.8%
213,700		Abbott Laboratories	11,257,716
166,100	*	Amgen, Inc	9,926,136
25,500		Avery Dennison Corp	928,455
51,100	*	Biogen Idec, Inc	2,931,096
58,800	*	Celgene Corp	3,643,248
28,600	*	Cephalon, Inc	1,938,508

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

13,100		CF Industries Holdings, Inc	$1,194,458
75,800		Colgate-Palmolive Co	6,462,708
123,600		Du Pont (E.I.) de Nemours & Co	4,602,864
5,700		Eli Lilly & Co	206,454
61,900		Estee Lauder Cos (Class A)	4,015,453
170,100	*	Gilead Sciences, Inc	7,736,148
42,200	*	Hospira, Inc	2,390,630
200	*	Idexx Laboratories, Inc	11,510
900		International Flavors & Fragrances, Inc	42,903
232,600		Johnson & Johnson	15,165,520
34,300		Lubrizol Corp	3,145,996
45,700		Merck & Co, Inc	1,706,895
15,300		Monsanto Co	1,092,726
40,900		Nalco Holding Co	995,097
11,900		Perrigo Co	698,768
175,400		Procter & Gamble Co	11,097,558
27,800		RPM International, Inc	593,252
17,300		Scotts Miracle-Gro Co (Class A)	801,855
29,700		Sherwin-Williams Co	2,010,096
22,600		Sigma-Aldrich Corp	1,212,716
6,100	*	Valeant Pharmaceuticals International	261,751

		TOTAL CHEMICALS AND ALLIED PRODUCTS	96,070,517

COAL MINING - 0.1%
600		Consol Energy, Inc	25,596
16,100		Peabody Energy Corp	735,770

		TOTAL COAL MINING	761,366

COMMUNICATIONS - 0.4%
4,000	*	American Tower Corp (Class A)	170,440
35,900		Global Payments, Inc	1,635,245
13,700	*	NeuStar, Inc (Class A)	345,240
10,700	*	NII Holdings, Inc (Class B)	445,762

		TOTAL COMMUNICATIONS	2,596,687

DEPOSITORY INSTITUTIONS - 1.7%
1,400		Capitol Federal Financial	52,444
132,300		Hudson City Bancorp, Inc	1,873,368
152,700		Wells Fargo & Co	4,752,024
253,300		Western Union Co	4,295,968

		TOTAL DEPOSITORY INSTITUTIONS	10,973,804

EATING AND DRINKING PLACES - 1.6%
13,400		Brinker International, Inc	258,352
400	*	Chipotle Mexican Grill, Inc (Class A)	45,068
70,800		McDonald’s Corp	4,723,776
215,900	*	Starbucks Corp	5,239,893

		TOTAL EATING AND DRINKING PLACES	10,267,089

EDUCATIONAL SERVICES - 0.6%
26,700	*	Apollo Group, Inc (Class A)	1,636,443

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

27,400		DeVry, Inc	$1,786,480
1,600	*	ITT Educational Services, Inc	179,968

		TOTAL EDUCATIONAL SERVICES	3,602,891

ELECTRIC, GAS, AND SANITARY SERVICES - 1.0%
37,300	*	Calpine Corp	443,497
62,200		Constellation Energy Group, Inc	2,183,842
40,700		Exelon Corp	1,783,067
19,500		Integrys Energy Group, Inc	923,910
22,100	*	Stericycle, Inc	1,204,450

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,538,766

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.6%
1,400		Ametek, Inc	58,044
48,800		Amphenol Corp (Class A)	2,058,872
113,900	*	Apple Computer, Inc	26,758,527
46,100	*	Avnet, Inc	1,383,000
154,000		Broadcom Corp (Class A)	5,109,720
564,400	*	Cisco Systems, Inc	14,691,332
98,000	*	Cypress Semiconductor Corp	1,127,000
260,700	*	Dell, Inc	3,913,107
5,500		Harman International Industries, Inc	257,290
33,700		Harris Corp	1,600,413
195,300		Hewlett-Packard Co	10,380,195
365,900		Intel Corp	8,144,934
147,800	*	Marvell Technology Group Ltd	3,012,164
108,900	*	Micron Technology, Inc	1,131,471
17,700	*	NetApp, Inc	576,312
7,900	*	ON Semiconductor Corp	63,200
229,400		Qualcomm, Inc	9,632,506
9,500	*	Silicon Laboratories, Inc	452,865
123,200		Texas Instruments, Inc	3,014,704
11,100	*	Thomas & Betts Corp	435,564
9,600	*	Varian Semiconductor Equipment Associates, Inc	317,952
39,400	*	Vishay Intertechnology, Inc	403,062

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	94,522,234

ENGINEERING AND MANAGEMENT SERVICES - 0.8%
62,100	*	Jacobs Engineering Group, Inc	2,806,299
102,900	*	SAIC, Inc	1,821,330
8,600	*	Shaw Group, Inc	296,012
7,500	*	URS Corp	372,075

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,295,716

FABRICATED METAL PRODUCTS - 0.6%
13,900	*	Alliant Techsystems, Inc	1,130,070
4,300		Crane Co	152,650
53,500	*	Crown Holdings, Inc	1,442,360
3,795		Snap-On, Inc	164,475
10,000		Valmont Industries, Inc	828,300

		TOTAL FABRICATED METAL PRODUCTS	3,717,855

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 5.5%
58,965		Campbell Soup Co	$2,084,413
141,600		Coca-Cola Co	7,788,000
16,700		Coca-Cola Enterprises, Inc	461,922
43,200		General Mills, Inc	3,058,128
86,100		H.J. Heinz Co	3,927,021
62,000		Hershey Co	2,654,220
8,200		Hormel Foods Corp	344,482
121,100		Kraft Foods, Inc (Class A)	3,662,064
137,600		PepsiCo, Inc	9,103,616
157,700		Sara Lee Corp	2,196,761
100	*	Smithfield Foods, Inc	2,074

		TOTAL FOOD AND KINDRED PRODUCTS	35,282,701

FOOD STORES - 0.5%
9,300	*	Panera Bread Co (Class A)	711,357
72,700	*	Whole Foods Market, Inc	2,628,105

		TOTAL FOOD STORES	3,339,462

FORESTRY - 0.2%
23,000		Rayonier, Inc	1,044,890

		TOTAL FORESTRY	1,044,890

FURNITURE AND FIXTURES - 0.0%
3,900		Hill-Rom Holdings, Inc	106,119

		TOTAL FURNITURE AND FIXTURES	106,119

FURNITURE AND HOME FURNISHINGS STORES - 0.3%
18,500	*	GameStop Corp (Class A)	405,335
46,200		Williams-Sonoma, Inc	1,214,598

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,619,933

GENERAL MERCHANDISE STORES - 4.0%
51,400		Costco Wholesale Corp	3,069,094
89,600		Target Corp	4,712,960
81,700		TJX Companies, Inc	3,473,884
261,900		Wal-Mart Stores, Inc	14,561,640

		TOTAL GENERAL MERCHANDISE STORES	25,817,578

HEALTH SERVICES - 3.2%
118,400		AmerisourceBergen Corp	3,424,128
41,500	*	Coventry Health Care, Inc	1,025,880
55,000	*	Express Scripts, Inc	5,596,800
11,000	*	Health Management Associates, Inc (Class A)	94,600
53,400		McKesson Corp	3,509,448
104,900	*	Medco Health Solutions, Inc	6,772,344
2,600	*	Pediatrix Medical Group, Inc	151,294

		TOTAL HEALTH SERVICES	20,574,494

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 0.6%
20,705		iShares Russell 1000 Growth Index Fund	$1,075,625
56,000		Plum Creek Timber Co, Inc	2,178,960
18,200		WABCO Holdings, Inc	544,544

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,799,129

HOTELS AND OTHER LODGING PLACES - 0.2%
42,700		Marriott International, Inc (Class A)	1,345,904

		TOTAL HOTELS AND OTHER LODGING PLACES	1,345,904

INDUSTRIAL MACHINERY AND EQUIPMENT - 10.5%
96,100		3M Co	8,031,077
9,400		Carlisle Cos, Inc	358,140
12,700		Cummins, Inc	786,765
8,900		Diebold, Inc	282,664
17,100		Donaldson Co, Inc	771,552
148,500		Emerson Electric Co	7,475,490
53,700	*	FMC Technologies, Inc	3,470,631
5,700		Graco, Inc	182,400
171,100		International Business Machines Corp	21,943,575
21,800		ITT Industries, Inc	1,168,698
57,500		Jabil Circuit, Inc	930,925
145,200		Johnson Controls, Inc	4,790,148
40,200		Joy Global, Inc	2,275,320
16,700		Lennox International, Inc	740,144
11,200	*	Micros Systems, Inc	368,256
27,800		Northrop Grumman Corp	1,822,846
89,900		Raytheon Co	5,135,088
48,500		Seagate Technology, Inc	885,610
54,400	*	Teradata Corp	1,571,616
1,900	*	Varian Medical Systems, Inc	105,127
98,400	*	Western Digital Corp	3,836,616
121,100		Xerox Corp	1,180,725
3,900	*	Zebra Technologies Corp (Class A)	115,440

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	68,228,853

INSTRUMENTS AND RELATED PRODUCTS - 4.0%
44,000		Allergan, Inc	2,874,080
30,045		Bard (C.R.), Inc	2,602,498
55,200		Baxter International, Inc	3,212,640
37,000		Becton Dickinson & Co	2,913,010
700	*	Bio-Rad Laboratories, Inc (Class A)	72,464
55,900		Garmin Ltd	2,151,032
7,100	*	Intuitive Surgical, Inc	2,471,723
81,600		Medtronic, Inc	3,674,448
1,500		National Instruments Corp	50,025
14,900		Rockwell Automation, Inc	839,764
55,000		Stryker Corp	3,147,100
1,500		Techne Corp	95,535
157,800	*	Teradyne, Inc	1,762,626
6,200	*	Waters Corp	418,748

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,285,693

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 2.1%
50,400		Aflac, Inc	$2,736,216
5,600	*	American International Group, Inc	191,184
1,100		Erie Indemnity Co (Class A)	47,443
29,500	*	Humana, Inc	1,379,715
54,100		Principal Financial Group	1,580,261
84,100		Progressive Corp	1,605,469
86,200		Prudential Financial, Inc	5,215,100
6,100	*	WellPoint, Inc	392,718

		TOTAL INSURANCE CARRIERS	13,148,106

LEATHER AND LEATHER PRODUCTS - 0.2%
38,900		Coach, Inc	1,537,328

		TOTAL LEATHER AND LEATHER PRODUCTS	1,537,328

METAL MINING - 1.1%
49,300		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,118,522
57,100		Newmont Mining Corp	2,908,103

		TOTAL METAL MINING	7,026,625

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.6%
158,100		Mattel, Inc	3,595,194

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,595,194

MISCELLANEOUS RETAIL - 3.4%
61,100	*	Amazon.com, Inc	8,293,103
25,400		Best Buy Co, Inc	1,080,516
25,900	*	Dollar Tree, Inc	1,533,798
23,700		Petsmart, Inc	757,452
111,900		Staples, Inc	2,617,341
188,800		Walgreen Co	7,002,592

		TOTAL MISCELLANEOUS RETAIL	21,284,802

MOTION PICTURES - 0.3%
20,300	*	Discovery Communications, Inc (Class C)	597,023
16,300		Regal Entertainment Group (Class A)	286,391
25,200		Scripps Networks Interactive (Class A)	1,117,620

		TOTAL MOTION PICTURES	2,001,034

NONDEPOSITORY INSTITUTIONS - 0.6%
25,900		American Express Co	1,068,634
35,900		Capital One Financial Corp	1,486,619
47,200		CapitalSource, Inc	263,848
27,600		Lender Processing Services, Inc	1,041,900

		TOTAL NONDEPOSITORY INSTITUTIONS	3,861,001

OIL AND GAS EXTRACTION - 1.3%
25,300	*	Cameron International Corp	1,084,358
6,400	*	CNX Gas Corp	243,520
11,200	*	Exterran Holdings, Inc	270,704
51,100	*	Mariner Energy, Inc	764,967

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

21,600	*	Oceaneering International, Inc	$1,371,384
39,100		Schlumberger Ltd	2,481,286
30,800		Smith International, Inc	1,318,856
18,600		St. Mary Land & Exploration Co	647,466

		TOTAL OIL AND GAS EXTRACTION	8,182,541

PAPER AND ALLIED PRODUCTS - 0.9%
92,300		Kimberly-Clark Corp	5,803,824
12,300		Packaging Corp of America	302,703

		TOTAL PAPER AND ALLIED PRODUCTS	6,106,527

PETROLEUM AND COAL PRODUCTS - 1.7%
7,100		Ashland, Inc	374,667
144,300		Exxon Mobil Corp	9,665,214
6,400		Walter Industries, Inc	590,528

		TOTAL PETROLEUM AND COAL PRODUCTS	10,630,409

PRIMARY METAL INDUSTRIES - 0.0%
6,100		Hubbell, Inc (Class B)	307,623

		TOTAL PRIMARY METAL INDUSTRIES	307,623

PRINTING AND PUBLISHING - 0.2%
1,500		John Wiley & Sons, Inc (Class A)	64,920
52,200		R.R. Donnelley & Sons Co	1,114,470

		TOTAL PRINTING AND PUBLISHING	1,179,390

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
64,800	*	Goodyear Tire & Rubber Co	819,072

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	819,072

SECURITY AND COMMODITY BROKERS - 1.5%
30,100		Broadridge Financial Solutions, Inc	643,538
37,900		Federated Investors, Inc (Class B)	999,802
13,500		Goldman Sachs Group, Inc	2,303,505
16,700	*	IntercontinentalExchange, Inc	1,873,406
17,700		Janus Capital Group, Inc	252,933
9,800		Lazard Ltd (Class A)	349,860
500	*	Morningstar, Inc	24,045
62,500	*	Nasdaq Stock Market, Inc	1,320,000
38,200		SEI Investments Co	839,254
25,200		Waddell & Reed Financial, Inc (Class A)	908,208

		TOTAL SECURITY AND COMMODITY BROKERS	9,514,551

TOBACCO PRODUCTS - 2.1%
71,800		Altria Group, Inc	1,473,336
56,200		Lorillard, Inc	4,228,488
154,500		Philip Morris International, Inc	8,058,720

		TOTAL TOBACCO PRODUCTS	13,760,544

TRANSPORTATION BY AIR - 0.5%
9,800		Copa Holdings S.A. (Class A)	595,840

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

169,200	*	Delta Air Lines, Inc	$2,468,628

		TOTAL TRANSPORTATION BY AIR	3,064,468

TRANSPORTATION EQUIPMENT - 2.8%
33,900		Boeing Co	2,461,479
39,900		General Dynamics Corp	3,080,280
18,500		Harsco Corp	590,890
105,200		Honeywell International, Inc	4,762,404
21,224		Lockheed Martin Corp	1,766,261
30,600	*	Navistar International Corp	1,368,738
17,300	*	TRW Automotive Holdings Corp	494,434
44,000		United Technologies Corp	3,238,840
300		Westinghouse Air Brake Technologies Corp	12,636

		TOTAL TRANSPORTATION EQUIPMENT	17,775,962

TRUCKING AND WAREHOUSING - 1.2%
17,700		Landstar System, Inc	743,046
103,900		United Parcel Service, Inc (Class B)	6,692,199

		TOTAL TRUCKING AND WAREHOUSING	7,435,245

WHOLESALE TRADE-DURABLE GOODS - 0.1%
29,200	*	Arrow Electronics, Inc	879,796
2,400	*	LKQ Corp	48,720
7,000	*	WESCO International, Inc	242,970

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,171,486

WHOLESALE TRADE-NONDURABLE GOODS - 0.4%
700		Brown-Forman Corp (Class B)	41,615
15,800	*	Dean Foods Co	247,902
24,300	*	Henry Schein, Inc	1,431,270
22,000		Herbalife Ltd	1,014,640

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,735,427

		TOTAL COMMON STOCKS	645,436,587

		(Cost $562,591,613)

		TOTAL INVESTMENTS - 99.9%	645,436,587

		(Cost $562,591,613)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	686,585

		NET ASSETS - 100.0%	$646,123,172

*	Non-income producing

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.5%

AMUSEMENT AND RECREATION SERVICES - 1.0%
5,715		International Speedway Corp (Class A)	$147,276
1,170	*	Madison Square Garden, Inc	25,424
11,228	*	Penn National Gaming, Inc	312,138
156,740		Walt Disney Co	5,471,793

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,956,631

APPAREL AND ACCESSORY STORES - 0.4%
58,984		Foot Locker, Inc	887,119
52,963		Gap, Inc	1,223,975
2,162	*	Kohl’s Corp	118,434
16,511		Limited Brands, Inc	406,501

		TOTAL APPAREL AND ACCESSORY STORES	2,636,029

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
22,205		Phillips-Van Heusen Corp	1,273,679
17,050		VF Corp	1,366,557

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,640,236

AUTO REPAIR, SERVICES AND PARKING - 0.1%
82	*	Hertz Global Holdings, Inc	819
15,416		Ryder System, Inc	597,524

		TOTAL AUTO REPAIR, SERVICES AND PARKING	598,343

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.0%
1,172	*	Autonation, Inc	21,190
1,534	*	Penske Auto Group, Inc	22,120

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	43,310

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.0%
123,571		Home Depot, Inc	3,997,522
111,782		Lowe’s Cos, Inc	2,709,596

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,707,118

BUSINESS SERVICES - 1.7%
2,497		Activision Blizzard, Inc	30,114
68,910		CA, Inc	1,617,318
35,267	*	Computer Sciences Corp	1,921,699
73,992	*	Compuware Corp	621,533
51,485	*	Convergys Corp	631,206
20,342		DST Systems, Inc	843,176
104,823	*	eBay, Inc	2,824,979
1,224		Equifax, Inc	43,819
20,336		Manpower, Inc	1,161,593

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,081	*	Symantec Corp	$187,491
32,953		Total System Services, Inc	516,044
6,091	*	Unisys Corp	212,515

		TOTAL BUSINESS SERVICES	10,611,487

CHEMICALS AND ALLIED PRODUCTS - 8.3%
3,399		Alberto-Culver Co	88,884
3,839	*	Amgen, Inc	229,419
15,893		Bristol-Myers Squibb Co	424,343
32,319		Cabot Corp	982,498
8,892		CF Industries Holdings, Inc	810,773
12,797		Cytec Industries, Inc	598,132
144,361		Dow Chemical Co	4,268,754
5,642		Du Pont (E.I.) de Nemours & Co	210,108
6,013		Eastman Chemical Co	382,908
73,901		Eli Lilly & Co	2,676,694
97,870	*	Forest Laboratories, Inc	3,069,203
118,259		Huntsman Corp	1,425,021
64,435		Johnson & Johnson	4,201,163
107,328	*	King Pharmaceuticals, Inc	1,262,177
16,743		Lubrizol Corp	1,535,668
166,561		Merck & Co, Inc	6,221,053
26,691	*	Pactiv Corp	672,079
996,196		Pfizer, Inc	17,084,762
83,580		Procter & Gamble Co	5,288,107
1,806		Sherwin-Williams Co	122,230
4,727		Valspar Corp	139,352

		TOTAL CHEMICALS AND ALLIED PRODUCTS	51,693,328

COAL MINING - 0.0%
193		Arch Coal, Inc	4,410

		TOTAL COAL MINING	4,410

COMMUNICATIONS - 7.6%
14,683	*	AOL, Inc	371,186
613,403		AT&T, Inc	15,850,333
7,824		Cablevision Systems Corp (Class A)	188,871
84,773		CBS Corp (Class B)	1,181,736
61,875		CenturyTel, Inc	2,194,088
306,930		Comcast Corp (Class A)	5,776,424
80,410	*	DIRECTV	2,718,662
103,614		DISH Network Corp (Class A)	2,157,243
9,202	*	IAC/InterActiveCorp	209,253
217	*	Liberty Global, Inc (Series C)	6,269
5,602	*	Liberty Media Corp - Capital (Series A)	203,745
3,922	*	Liberty Media Corp-Starz	214,455
58,232	*	Liberty Media Holding Corp (Interactive A)	891,532
533,383		Qwest Communications International, Inc	2,784,259
558,077	*	Sprint Nextel Corp	2,120,693
13,354		Telephone & Data Systems, Inc	452,033
10,691	*	US Cellular Corp	442,394
329,710		Verizon Communications, Inc	10,227,603

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

66,920		Windstream Corp	$728,759

		TOTAL COMMUNICATIONS	48,719,538

DEPOSITORY INSTITUTIONS - 13.4%
1,114,472		Bank of America Corp	19,893,324
9,825		Bank of Hawaii Corp	441,634
56,969		Bank of New York Mellon Corp	1,759,203
34,264		BB&T Corp	1,109,811
2,032,418	*	Citigroup, Inc	8,231,293
677		Cullen/Frost Bankers, Inc	37,777
71,714		Fifth Third Bancorp	974,593
559		First Citizens Bancshares, Inc (Class A)	111,107
26,543	*	First Horizon National Corp	372,934
48,971		Hudson City Bancorp, Inc	693,429
92,554		Huntington Bancshares, Inc	497,015
477,048		JPMorgan Chase & Co	21,347,897
16,545		Keycorp	128,224
578		M&T Bank Corp	45,882
19,668		People’s United Financial, Inc	307,608
74,459		PNC Financial Services Group, Inc	4,445,202
99,758		Regions Financial Corp	783,100
32,318		State Street Corp	1,458,835
27,512		SunTrust Banks, Inc	737,046
22,002		TCF Financial Corp	350,712
221,895		US Bancorp	5,742,643
536,684		Wells Fargo & Co	16,701,606

		TOTAL DEPOSITORY INSTITUTIONS	86,170,875

EATING AND DRINKING PLACES - 0.0%
39,433		Wendy’s/Arby’s Group, Inc (Class A)	197,165

		TOTAL EATING AND DRINKING PLACES	197,165

ELECTRIC, GAS, AND SANITARY SERVICES - 6.4%
108,314	*	AES Corp	1,191,454
1,234		AGL Resources, Inc	47,694
15,958		Alliant Energy Corp	530,763
1,485		Ameren Corp	38,729
106,873		American Electric Power Co, Inc	3,652,920
1,377		Atmos Energy Corp	39,341
60,451	*	Calpine Corp	718,762
29,219		Centerpoint Energy, Inc	419,585
26,846		CMS Energy Corp	415,039
3,284		Consolidated Edison, Inc	146,269
35,437		Constellation Energy Group, Inc	1,244,193
9,501		Dominion Resources, Inc	390,586
36,915		DTE Energy Co	1,646,409
71,608		Duke Energy Corp	1,168,643
85,111		Edison International	2,908,243
39,512		El Paso Corp	428,310
22,817		Energen Corp	1,061,675
13,366		Entergy Corp	1,087,324
46,412		Exelon Corp	2,033,310

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

41,471		FirstEnergy Corp	$1,621,101
32,902		FPL Group, Inc	1,590,154
1,536		Hawaiian Electric Industries, Inc	34,483
56,904		MDU Resources Group, Inc	1,227,988
20,177		Northeast Utilities	557,692
40,721	*	NRG Energy, Inc	851,069
14,994		NV Energy, Inc	184,876
17,510		OGE Energy Corp	681,839
4,261		Oneok, Inc	194,515
78,222		PG&E Corp	3,318,178
26,265		Pinnacle West Capital Corp	990,978
114,773		Public Service Enterprise Group, Inc	3,388,100
20,126		SCANA Corp	756,536
46,459		Sempra Energy	2,318,304
15,496		Southern Co	513,847
12,678		Southern Union Co	321,641
2,834		TECO Energy, Inc	45,032
40,449		UGI Corp	1,073,516
2,816		Westar Energy, Inc	62,797
59,584		Williams Cos, Inc	1,376,390
1,394		Wisconsin Energy Corp	68,878
47,775		Xcel Energy, Inc	1,012,830

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,359,993

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.5%
52,350	*	Avnet, Inc	1,570,500
13,537		Cooper Industries plc	648,964
17,785		Eaton Corp	1,347,569
82,222	*	Fairchild Semiconductor International, Inc	875,664
1,055		Harman International Industries, Inc	49,353
63,459		Hewlett-Packard Co	3,372,846
21,290	*	Integrated Device Technology, Inc	130,508
220,538		Intel Corp	4,909,175
2,170	*	JDS Uniphase Corp	27,190
31,410		L-3 Communications Holdings, Inc	2,878,098
70,087	*	Marvell Technology Group Ltd	1,428,373
258,712	*	Micron Technology, Inc	2,688,018
54,106	*	Motorola, Inc	379,824
10,618	*	SanDisk Corp	367,701
8,252		Tellabs, Inc	62,468
22,073	*	Thomas & Betts Corp	866,145
118,227	*	Vishay Intertechnology, Inc	1,209,462

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	22,811,858

ENGINEERING AND MANAGEMENT SERVICES - 0.5%
5,900		KBR, Inc	130,744
34,134	*	SAIC, Inc	604,172
54,272	*	Shaw Group, Inc	1,868,042
7,775	*	URS Corp	385,718

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,988,676

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.4%
40,172		Commercial Metals Co	$604,990
35,691		Illinois Tool Works, Inc	1,690,326
1,516		Parker Hannifin Corp	98,146

		TOTAL FABRICATED METAL PRODUCTS	2,393,462

FOOD AND KINDRED PRODUCTS - 3.0%
34,270		Archer Daniels Midland Co	990,403
10,199		Coca-Cola Co	560,945
44,070		Coca-Cola Enterprises, Inc	1,218,976
30,478		ConAgra Foods, Inc	764,083
41,767	*	Constellation Brands, Inc (Class A)	686,649
41,391		Corn Products International, Inc	1,434,612
81,476		Del Monte Foods Co	1,189,550
622		Dr Pepper Snapple Group, Inc	21,876
36,927		General Mills, Inc	2,614,062
7,832		Hershey Co	335,288
40		J.M. Smucker Co	2,410
153,484		Kraft Foods, Inc (Class A)	4,641,357
893		Molson Coors Brewing Co (Class B)	37,560
5,906	*	Ralcorp Holdings, Inc	400,309
23,019		Reynolds American, Inc	1,242,566
46,578		Sara Lee Corp	648,832
28,410	*	Smithfield Foods, Inc	589,223
110,959		Tyson Foods, Inc (Class A)	2,124,865

		TOTAL FOOD AND KINDRED PRODUCTS	19,503,566

FOOD STORES - 0.5%
67,250		Safeway, Inc	1,671,835
38,330		Supervalu, Inc	639,344
15,746	*	Whole Foods Market, Inc	569,218

		TOTAL FOOD STORES	2,880,397

FORESTRY - 0.0%
5,764		Rayonier, Inc	261,859

		TOTAL FORESTRY	261,859

FURNITURE AND FIXTURES - 0.0%
2,601		Hill-Rom Holdings, Inc	70,773
4,669	*	Kinetic Concepts, Inc	223,225
4,560		Masco Corp	70,771

		TOTAL FURNITURE AND FIXTURES	364,769

FURNITURE AND HOME FURNISHINGS STORES - 0.3%
22,100	*	GameStop Corp (Class A)	484,211
22,416		RadioShack Corp	507,274
31,987		Williams-Sonoma, Inc	840,938

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,832,423

GENERAL BUILDING CONTRACTORS - 0.2%
6,514		Lennar Corp (Class A)	112,106
21,908		MDC Holdings, Inc	758,236

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

706	*	NVR, Inc	$512,909
1,265	*	Toll Brothers, Inc	26,312

		TOTAL GENERAL BUILDING CONTRACTORS	1,409,563

GENERAL MERCHANDISE STORES - 0.3%
6,118	*	Big Lots, Inc	222,818
20,489		JC Penney Co, Inc	659,131
40,005		Macy’s, Inc	870,908
5,651		Wal-Mart Stores, Inc	314,196

		TOTAL GENERAL MERCHANDISE STORES	2,067,053

HEALTH SERVICES - 0.4%
82,005	*	Coventry Health Care, Inc	2,027,163
3,655		McKesson Corp	240,207

		TOTAL HEALTH SERVICES	2,267,370

HOLDING AND OTHER INVESTMENT OFFICES - 2.8%
155,334		Annaly Mortgage Management, Inc	2,668,637
3,943		Apartment Investment & Management Co (Class A)	72,591
6,767		AvalonBay Communities, Inc	584,330
15,199		Boston Properties, Inc	1,146,613
43,508		Brandywine Realty Trust	531,233
18,050		Camden Property Trust	751,422
2,606		Corporate Office Properties Trust	104,579
4,069		Douglas Emmett, Inc	62,541
151,897		Duke Realty Corp	1,883,522
5,832		Equity Residential	228,323
938		Federal Realty Investment Trust	68,296
5,504		Health Care REIT, Inc	248,946
6,879		Hospitality Properties Trust	164,752
117,635		Host Marriott Corp	1,723,352
98,040		HRPT Properties Trust	762,751
42,812		Kimco Realty Corp	669,580
2,535		Macerich Co	97,116
25,036		Mack-Cali Realty Corp	882,519
16,572		Nationwide Health Properties, Inc	582,506
18,559		Plum Creek Timber Co, Inc	722,131
4,380		Public Storage, Inc	402,916
1,672		Regency Centers Corp	62,650
26,175		Simon Property Group, Inc	2,196,082
6,399		SL Green Realty Corp	366,471
7,320		Virgin Media, Inc	126,343
6,459		Vornado Realty Trust	488,946
12,249		WABCO Holdings, Inc	366,490

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	17,965,638

HOTELS AND OTHER LODGING PLACES - 0.2%
8,143		Marriott International, Inc (Class A)	256,667
40,100	*	MGM Mirage	481,201
5,065		Wyndham Worldwide Corp	130,322

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,795	*	Wynn Resorts Ltd	$136,115

		TOTAL HOTELS AND OTHER LODGING PLACES	1,004,305

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.3%
1,248	*	AGCO Corp	44,766
21,760		Applied Materials, Inc	293,325
435		Bucyrus International, Inc (Class A)	28,706
20,499		Carlisle Cos, Inc	781,012
2,244		Caterpillar, Inc	141,035
55,683		Dover Corp	2,603,180
186,262	*	EMC Corp	3,360,166
23,057		Gardner Denver, Inc	1,015,430
1,202,858		General Electric Co	21,892,016
16,929		ITT Industries, Inc	907,564
71,619		Jabil Circuit, Inc	1,159,512
9,806		Johnson Controls, Inc	323,500
16,956		Joy Global, Inc	959,710
56,860		Northrop Grumman Corp	3,728,310
18,155	*	Oil States International, Inc	823,148
16,734		Pitney Bowes, Inc	409,146
42,525		Raytheon Co	2,429,028
26,872		Seagate Technology, Inc	490,683
20,705	*	Teradata Corp	598,167
47,750		Timken Co	1,432,978
48,374	*	Western Digital Corp	1,886,102
83,766		Xerox Corp	816,719

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	46,124,203

INSTRUMENTS AND RELATED PRODUCTS - 0.5%
126,792	*	Boston Scientific Corp	915,438
119		Danaher Corp	9,509
22,775		Garmin Ltd	876,382
2,930	*	Hologic, Inc	54,322
425		Kla-Tencor Corp	13,141
18,269	*	Thermo Electron Corp	939,757
18,245	*	Zimmer Holdings, Inc	1,080,104

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,888,653

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
8,159		AON Corp	348,471
14,621		Brown & Brown, Inc	262,008
32,670		Hartford Financial Services Group, Inc	928,482
203		White Mountains Insurance Group Ltd	72,065

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,611,026

INSURANCE CARRIERS - 6.9%
52,933		Aetna, Inc	1,858,478
17,618		Allied World Assurance Holdings Ltd	790,167
29,199		American Financial Group, Inc	830,712
571		American National Insurance Co	64,831
15,352	*	Arch Capital Group Ltd	1,170,590
33,382		Aspen Insurance Holdings Ltd	962,737
29,015		Assurant, Inc	997,536

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

51,175		Axis Capital Holdings Ltd	$1,599,731
68,360		Chubb Corp	3,544,465
34,693		Cigna Corp	1,269,070
2,648		Everest Re Group Ltd	214,303
37,410	*	Genworth Financial, Inc (Class A)	686,099
39,158		HCC Insurance Holdings, Inc	1,080,761
51,859	*	Humana, Inc	2,425,445
11,441		Lincoln National Corp	351,239
430	*	Markel Corp	161,104
30,447		Metlife, Inc	1,319,573
8,762		Old Republic International Corp	111,102
31,405		PartnerRe Ltd	2,503,607
5,618		Progressive Corp	107,248
49,548		Prudential Financial, Inc	2,997,654
10,804		Reinsurance Group of America, Inc (Class A)	567,426
24,252		Stancorp Financial Group, Inc	1,155,123
20,291		Torchmark Corp	1,085,771
16,485		Transatlantic Holdings, Inc	870,408
70,106		Travelers Cos, Inc	3,781,517
154,529		UnitedHealth Group, Inc	5,048,462
111,574		UnumProvident Corp	2,763,688
29,923		Validus Holdings Ltd	823,780
38,194	*	WellPoint, Inc	2,458,930
13,279		XL Capital Ltd (Class A)	250,973

		TOTAL INSURANCE CARRIERS	43,852,530

METAL MINING - 0.7%
24,655		Cleveland-Cliffs, Inc	1,749,272
40,100		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,349,954

		TOTAL METAL MINING	5,099,226

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.4%
17,155		Jarden Corp	571,090
88,162		Mattel, Inc	2,004,804

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,575,894

MISCELLANEOUS RETAIL - 0.7%
20,316		Barnes & Noble, Inc	439,232
96,299		CVS Corp	3,520,691
23,706		Signet Jewelers Ltd	766,652

		TOTAL MISCELLANEOUS RETAIL	4,726,575

MOTION PICTURES - 1.9%
4,520	*	Discovery Communications, Inc (Class A)	152,731
1,591	*	Discovery Communications, Inc (Class C)	46,791
8,904	*	DreamWorks Animation SKG, Inc (Class A)	350,729
171,197		News Corp (Class A)	2,466,949
189,219		Time Warner, Inc	5,916,878
78,332	*	Viacom, Inc (Class B)	2,693,054

		TOTAL MOTION PICTURES	11,627,132

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 1.4%
107,692		American Express Co	$4,443,372
54,599		Capital One Financial Corp	2,260,945
129,721		CapitalSource, Inc	725,140
77,329		Discover Financial Services	1,152,202
29,716	*	SLM Corp	372,044

		TOTAL NONDEPOSITORY INSTITUTIONS	8,953,703

OIL AND GAS EXTRACTION - 7.1%
73,878		Anadarko Petroleum Corp	5,380,535
38,780		Apache Corp	3,936,170
6,367	*	Atwood Oceanics, Inc	220,489
7,300		Baker Hughes, Inc	341,932
39,794		Chesapeake Energy Corp	940,730
7,500		Cimarex Energy Co	445,350
10,990	*	Concho Resources, Inc	553,456
32,583		Devon Energy Corp	2,099,323
14,474		Ensco International PLC (ADR)	648,146
23,768		EOG Resources, Inc	2,208,998
6,744		EXCO Resources, Inc	123,955
94,431		Halliburton Co	2,845,206
725		Helmerich & Payne, Inc	27,608
70,645	*	Nabors Industries Ltd	1,386,761
65,553		National Oilwell Varco, Inc	2,660,141
9,840		Noble Energy, Inc	718,320
103,263		Occidental Petroleum Corp	8,729,854
41,170		Patterson-UTI Energy, Inc	575,145
6,660		Pioneer Natural Resources Co	375,091
25,345	*	Pride International, Inc	763,138
732		Range Resources Corp	34,309
33,470	*	Rowan Cos, Inc	974,312
59,287		Schlumberger Ltd	3,762,353
6,136	*	SEACOR Holdings, Inc	494,930
2,171	*	Seahawk Drilling, Inc	40,923
20,498		Tidewater, Inc	968,940
5,886	*	Unit Corp	248,860
824	*	Whiting Petroleum Corp	66,612
80,134		XTO Energy, Inc	3,780,722

		TOTAL OIL AND GAS EXTRACTION	45,352,309

PAPER AND ALLIED PRODUCTS - 1.1%
28,328		Bemis Co	813,580
129,856		International Paper Co	3,195,756
22,964		Kimberly-Clark Corp	1,443,976
32,167		Packaging Corp of America	791,630
25,766		Sonoco Products Co	793,335
12,419		Temple-Inland, Inc	253,720

		TOTAL PAPER AND ALLIED PRODUCTS	7,291,997

PERSONAL SERVICES - 0.1%
3,701		Cintas Corp	103,961

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,246		Weight Watchers International, Inc	$363,700

		TOTAL PERSONAL SERVICES	467,661

PETROLEUM AND COAL PRODUCTS - 10.2%
31,415		Ashland, Inc	1,657,770
234,141		Chevron Corp	17,754,912
200,601		ConocoPhillips	10,264,753
390,311		Exxon Mobil Corp	26,143,031
2,047		Frontier Oil Corp	27,635
37,354		Hess Corp	2,336,493
103,542		Marathon Oil Corp	3,276,069
37,206		Murphy Oil Corp	2,090,605
5,670		Tesoro Corp	78,813
54,033		Valero Energy Corp	1,064,450

		TOTAL PETROLEUM AND COAL PRODUCTS	64,694,531

PIPELINES, EXCEPT NATURAL GAS - 0.1%
15,223		Spectra Energy Corp	342,974

		TOTAL PIPELINES, EXCEPT NATURAL GAS	342,974

PRIMARY METAL INDUSTRIES - 0.8%
12,304	*	CommScope, Inc	344,758
19,560	*	General Cable Corp	528,120
9,279		Hubbell, Inc (Class B)	467,940
4,861		Nucor Corp	220,592
42,477		Reliance Steel & Aluminum Co	2,091,143
394		Schnitzer Steel Industries, Inc (Class A)	20,697
82,888		Steel Dynamics, Inc	1,448,053

		TOTAL PRIMARY METAL INDUSTRIES	5,121,303

PRINTING AND PUBLISHING - 0.3%
15,404		McGraw-Hill Cos, Inc	549,153
64,516		R.R. Donnelley & Sons Co	1,377,417
235		Washington Post Co (Class B)	104,382

		TOTAL PRINTING AND PUBLISHING	2,030,952

RAILROAD TRANSPORTATION - 0.7%
42,579		CSX Corp	2,167,271
25,545		Norfolk Southern Corp	1,427,710
14,953		Union Pacific Corp	1,096,055

		TOTAL RAILROAD TRANSPORTATION	4,691,036

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.2%
9,551		Newell Rubbermaid, Inc	145,175
66,755		Sealed Air Corp	1,407,195

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,552,370

SECURITY AND COMMODITY BROKERS - 2.7%
26,694		Broadridge Financial Solutions, Inc	570,718
514		CME Group, Inc	162,481
69,048		Goldman Sachs Group, Inc	11,781,659
20,261	*	Investment Technology Group, Inc	338,156

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,292		Legg Mason, Inc	$295,072
103,724		Morgan Stanley	3,038,076
80	*	Nasdaq Stock Market, Inc	1,690
29,501		Raymond James Financial, Inc	788,857

		TOTAL SECURITY AND COMMODITY BROKERS	16,976,709

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
31,884		Corning, Inc	644,376

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	644,376

TEXTILE MILL PRODUCTS - 0.1%
12,055	*	Mohawk Industries, Inc	655,551

		TOTAL TEXTILE MILL PRODUCTS	655,551

TOBACCO PRODUCTS - 0.1%
6,506		Lorillard, Inc	489,511

		TOTAL TOBACCO PRODUCTS	489,511

TRANSPORTATION BY AIR - 0.4%
5,135		Copa Holdings S.A. (Class A)	312,208
25,054		FedEx Corp	2,340,044

		TOTAL TRANSPORTATION BY AIR	2,652,252

TRANSPORTATION EQUIPMENT - 2.6%
15,095	*	Autoliv, Inc	777,845
42,700		Boeing Co	3,100,446
363,646	*	Ford Motor Co	4,571,031
53,668		General Dynamics Corp	4,143,169
28,532		Oshkosh Truck Corp	1,150,981
29,721	*	TRW Automotive Holdings Corp	849,426
22,649		United Technologies Corp	1,667,193

		TOTAL TRANSPORTATION EQUIPMENT	16,260,091

TRANSPORTATION SERVICES - 0.0%
19,396		UTI Worldwide, Inc	297,147

		TOTAL TRANSPORTATION SERVICES	297,147

TRUCKING AND WAREHOUSING - 0.0%
3,995		Con-way, Inc	140,304

		TOTAL TRUCKING AND WAREHOUSING	140,304

WATER TRANSPORTATION - 0.0%
1,930		Teekay Corp	43,888

		TOTAL WATER TRANSPORTATION	43,888

WHOLESALE TRADE-DURABLE GOODS - 0.8%
50,936	*	Arrow Electronics, Inc	1,534,702
78,891	*	Ingram Micro, Inc (Class A)	1,384,537
21,565	*	Tech Data Corp	903,574
30,271	*	WESCO International, Inc	1,050,706

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,873,519

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
5,593		Airgas, Inc	$355,827
63,800		Cardinal Health, Inc	2,298,714
3,167	*	Central European Distribution Corp	110,877
50,204	*	Endo Pharmaceuticals Holdings, Inc	1,189,333

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,954,751

		TOTAL COMMON STOCKS	642,081,576

		(Cost $566,917,144)

		TOTAL INVESTMENTS - 100.5%	642,081,576
		(Cost $566,917,144)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(3,472,396)

		NET ASSETS - 100.0%	$638,609,180

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AGRICULTURAL SERVICES - 0.0%
8,576	*	VCA Antech, Inc	$240,385

		TOTAL AGRICULTURAL SERVICES	240,385

AMUSEMENT AND RECREATION SERVICES - 1.0%
3,820	*	Electronic Arts, Inc	71,281
244,944		Walt Disney Co	8,550,995

		TOTAL AMUSEMENT AND RECREATION SERVICES	8,622,276

APPAREL AND ACCESSORY STORES - 0.7%
13,203		American Eagle Outfitters, Inc	244,520
2,243	*	AnnTaylor Stores Corp	46,430
1,450		Cato Corp (Class A)	31,088
1,936	*	Charming Shoppes, Inc	10,571
7,029		Chico’s FAS, Inc	101,358
8,780		Foot Locker, Inc	132,051
86,103		Gap, Inc	1,989,841
32,002	*	Kohl’s Corp	1,753,070
42,078		Limited Brands, Inc	1,035,960
19,232		Nordstrom, Inc	785,627
1,873		Stage Stores, Inc	28,825

		TOTAL APPAREL AND ACCESSORY STORES	6,159,341

APPAREL AND OTHER TEXTILE PRODUCTS - 0.8%
77		Columbia Sportswear Co	4,045
8,678	*	Liz Claiborne, Inc	64,478
75,092		Nike, Inc (Class B)	5,519,261
5,265		Phillips-Van Heusen Corp	302,000
2,141		Polo Ralph Lauren Corp (Class A)	182,071
7,250		VF Corp	581,088

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,652,943

AUTO REPAIR, SERVICES AND PARKING - 0.1%
4,680	*	Dollar Thrifty Automotive Group, Inc	150,368
10,649	*	Hertz Global Holdings, Inc	106,384
1,721		Ryder System, Inc	66,706
3,199	*	Wright Express Corp	96,354

		TOTAL AUTO REPAIR, SERVICES AND PARKING	419,812

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
533		Advance Auto Parts	22,343
5,153	*	Autozone, Inc	891,933
8,078	*	Carmax, Inc	202,919
2,041	*	Copart, Inc	72,660

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,611	*	Rush Enterprises, Inc (Class A)	$34,491

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,224,346

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.4%
3,097		Fastenal Co	148,625
237,487		Home Depot, Inc	7,682,704
147,566		Lowe’s Cos, Inc	3,577,000

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,408,329

BUSINESS SERVICES - 7.0%
38,256	*	3Com Corp	294,189
6,044	*	3D Systems Corp	82,501
626		Administaff, Inc	13,359
50,030	*	Adobe Systems, Inc	1,769,561
11,879	*	Akamai Technologies, Inc	373,119
6,964	*	Alliance Data Systems Corp	445,626
40,790	*	Art Technology Group, Inc	179,884
18,740	*	Autodesk, Inc	551,331
124,282		Automatic Data Processing, Inc	5,526,820
1,800	*	Blackboard, Inc	74,988
4,480	*	Blue Coat Systems, Inc	139,059
15,700	*	BPZ Energy, Inc	115,395
305		Brink’s Co	8,610
4,688	*	Ciber, Inc	17,533
13,330	*	Cogent, Inc	135,966
600		Cognex Corp	11,094
15,948	*	Compuware Corp	133,963
9,356	*	COMSYS IT Partners, Inc	163,543
2,053	*	CSG Systems International, Inc	43,031
8,976	*	Deltek, Inc	68,577
2,857		Deluxe Corp	55,483
6,173	*	DivX, Inc	44,199
12,708		DST Systems, Inc	526,747
18,516		Earthlink, Inc	158,127
107,693	*	eBay, Inc	2,902,326
3,510	*	Ebix, Inc	56,055
22,941		Expedia, Inc	572,607
4,595		Fair Isaac Corp	116,437
6,230	*	FalconStor Software, Inc	21,680
11,298		Fidelity National Information Services, Inc	264,825
149	*	Gartner, Inc	3,314
989	*	Gerber Scientific, Inc	6,142
22,200	*	Google, Inc (Class A)	12,587,621
295	*	Hudson Highland Group, Inc	1,298
1,420		iGate Corp	13,817
13,194	*	Informatica Corp	354,391
42,677		Innovative Solutions & Support, Inc	268,865
2,207		Interactive Data Corp	70,624
5,595	*	Internap Network Services Corp	31,332
400	*	inVentiv Health, Inc	8,984
3,346		Ipass, Inc	3,848
10,239		Iron Mountain, Inc	280,549

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,603		Jack Henry & Associates, Inc	$231,048
6,848	*	Lamar Advertising Co (Class A)	235,229
17,247	*	Lawson Software, Inc	114,003
2,066	*	Lionbridge Technologies	7,500
3,792	*	Liquidity Services, Inc	43,760
7,600	*	Magma Design Automation, Inc	19,760
3,859		Manpower, Inc	220,426
6,347		Marchex, Inc (Class B)	32,433
7,427	*	Mentor Graphics Corp	59,565
640,419		Microsoft Corp	18,745,063
5,413	*	ModusLink Global Solutions, Inc	45,632
77,732	*	MoneyGram International, Inc	296,159
13,091	*	Monster Worldwide, Inc	217,442
12,062	*	Network Equipment Technologies, Inc	66,462
22,052		NIC, Inc	173,549
55,422	*	Novell, Inc	331,978
63,166		Omnicom Group, Inc	2,451,472
2,100	*	PDF Solutions, Inc	9,156
2,681		Pegasystems, Inc	99,197
1,100		QAD, Inc	5,775
17,622	*	Radisys Corp	157,893
8,052	*	RealNetworks, Inc	38,891
16,629	*	Red Hat, Inc	486,731
18,301		Robert Half International, Inc	556,899
8,479	*	S1 Corp	50,026
7,089	*	Salesforce.com, Inc	527,776
16,509		Sapient Corp	150,892
8,703	*	Smith Micro Software, Inc	76,935
3,590	*	SonicWALL, Inc	31,197
3,032	*	Sybase, Inc	141,352
100,602	*	Symantec Corp	1,702,186
3,047	*	Synchronoss Technologies, Inc	59,020
25,055	*	TIBCO Software, Inc	270,343
10,213	*	TNS, Inc	227,750
36,434		Total System Services, Inc	570,556
2,880	*	TradeStation Group, Inc	20,189
3,040	*	Ultimate Software Group, Inc	100,168
5,036		United Online, Inc	37,669
5,055	*	Vasco Data Security International	41,704
457		Viad Corp	9,391
101,470	*	Yahoo!, Inc	1,677,299

		TOTAL BUSINESS SERVICES	58,837,896

CHEMICALS AND ALLIED PRODUCTS - 12.2%
58,858		Abbott Laboratories	3,100,639
56,267		Air Products & Chemicals, Inc	4,160,945
1,000		Alberto-Culver Co	26,150
3,812	*	Alexion Pharmaceuticals, Inc	207,258
12,000	*	Alexza Pharmaceuticals, Inc	32,220
2,038	*	Alkermes, Inc	26,433
131,336	*	Amgen, Inc	7,848,639
1,650	*	Amicus Therapeutics, Inc	5,264

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,775	*	Arena Pharmaceuticals, Inc	$5,503
828	*	Array Biopharma, Inc	2,269
2,400	*	Auxilium Pharmaceuticals, Inc	74,784
29,002		Avery Dennison Corp	1,055,963
32,833		Avon Products, Inc	1,112,054
1,012		Balchem Corp	24,946
13,053	*	Biodel, Inc	55,736
42,434	*	Biogen Idec, Inc	2,434,014
8,101	*	BioMarin Pharmaceuticals, Inc	189,320
8,002	*	BioMimetic Therapeutics, Inc	105,226
267,924		Bristol-Myers Squibb Co	7,153,571
4,139	*	Calgon Carbon Corp	70,860
2,940	*	Cambrex Corp	11,907
2,700	*	Caraco Pharmaceutical Laboratories Ltd	16,173
1,130		Church & Dwight Co, Inc	75,654
7,067		Clorox Co	453,277
74,467		Colgate-Palmolive Co	6,349,056
3,345	*	Cypress Bioscience, Inc	16,391
13,313	*	Dendreon Corp	485,525
50,126	*	Durect Corp	150,879
55,922		Ecolab, Inc	2,457,772
533		Estee Lauder Cos (Class A)	34,576
35,704	*	Genzyme Corp	1,850,538
3,741	*	Geron Corp	21,249
126,443	*	Gilead Sciences, Inc	5,750,628
13,714		H.B. Fuller Co	318,302
12,869	*	Human Genome Sciences, Inc	388,644
6,897	*	Idexx Laboratories, Inc	396,922
2,774		Innophos Holdings, Inc	77,395
7,697	*	Inverness Medical Innovations, Inc	299,798
73,636	*	Javelin Pharmaceuticals, Inc	94,990
244,836		Johnson & Johnson	15,963,307
5,042	*	Life Technologies Corp	263,545
8,526		Lubrizol Corp	782,005
980	*	MAP Pharmaceuticals, Inc	15,572
295,431		Merck & Co, Inc	11,034,348
3,919		Minerals Technologies, Inc	203,161
4,050	*	Molecular Insight Pharmaceuticals, Inc	5,306
8,240		Nalco Holding Co	200,479
5,898	*	Neurocrine Biosciences, Inc	15,040
6,130	*	Omnova Solutions, Inc	48,121
419	*	OraSure Technologies, Inc	2,485
10,130	*	Orexigen Therapeutics, Inc	59,666
3,207		PDL BioPharma, Inc	19,915
4,530	*	Penwest Pharmaceuticals Co	15,629
13,402		Perrigo Co	786,965
3,788	*	Pharmasset, Inc	101,518
4,057	*	PharMerica Corp	73,919
9,525	*	Pozen, Inc	91,250
64,858		Praxair, Inc	5,383,214
255,809		Procter & Gamble Co	16,185,034
3,084	*	Progenics Pharmaceuticals, Inc	16,438

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,125		RPM International, Inc	$216,068
11,491	*	Salix Pharmaceuticals Ltd	428,040
6,484		Sensient Technologies Corp	188,425
11,390	*	SIGA Technologies, Inc	75,516
32,770		Sigma-Aldrich Corp	1,758,438
1,886	*	SuperGen, Inc	6,035
8,040	*	Synta Pharmaceuticals Corp	34,652
1,710	*	United Therapeutics Corp	94,614
3,191	*	USANA Health Sciences, Inc	100,229
8,155		Valspar Corp	240,409
4,800	*	Vertex Pharmaceuticals, Inc	196,176

		TOTAL CHEMICALS AND ALLIED PRODUCTS	101,546,989

COMMUNICATIONS - 4.0%
20,866		Alaska Communications Systems Group, Inc	169,432
381	*	Anixter International, Inc	17,850
41,492		CenturyTel, Inc	1,471,306
189,165	*	DIRECTV	6,395,668
5,670	*	Entercom Communications Corp (Class A)	67,416
60,104	*	Entravision Communications Corp (Class A)	165,887
1,558	*	Equinix, Inc	151,656
18,083	*	FiberTower Corp	84,086
3,400		Fisher Communications, Inc	47,940
158,445		Frontier Communications Corp	1,178,831
58,936	*	Gray Television, Inc	135,553
37,725	*	ICO Global Communications Holdings Ltd (Class A)	45,270
20,655	*	Leap Wireless International, Inc	337,916
44,995	*	Liberty Global, Inc (Class A)	1,312,054
51,737	*	Liberty Media Corp - Capital (Series A)	1,881,675
9,901	*	Liberty Media Corp-Starz	541,387
76,115	*	Liberty Media Holding Corp (Interactive A)	1,165,321
43,996	*	Lin TV Corp (Class A)	252,977
13,472	*	Mediacom Communications Corp (Class A)	80,158
25,410	*	MetroPCS Communications, Inc	179,903
2,408	*	NeuStar, Inc (Class A)	60,682
16,370	*	NII Holdings, Inc (Class B)	681,974
3,739		NTELOS Holdings Corp	66,517
257,060		Qwest Communications International, Inc	1,341,853
403,773	*	Sprint Nextel Corp	1,534,337
13,691	*	SureWest Communications	117,606
2,435	*	Switch & Data Facilities Co, Inc	43,246
9,729	*	Syniverse Holdings, Inc	189,424
10,850	*	Terremark Worldwide, Inc	76,059
66,169		Time Warner Cable, Inc	3,527,468
15,975	*	TiVo, Inc	273,492
284,080		Verizon Communications, Inc	8,812,161
111,447		Windstream Corp	1,213,658

		TOTAL COMMUNICATIONS	33,620,763

DEPOSITORY INSTITUTIONS - 5.4%
1,100		Associated Banc-Corp	15,180
2,836		Bank of Hawaii Corp	127,478

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

154,938		Bank of New York Mellon Corp	$4,784,485
30,970		BankAtlantic Bancorp Inc (Class A)	54,817
84,328		BB&T Corp	2,731,384
5,555		City National Corp	299,803
20,643		Comerica, Inc	785,260
124,150		Fifth Third Bancorp	1,687,199
28,900	*	First Horizon National Corp	406,042
1,300		First Midwest Bancorp, Inc	17,615
4,400		Fulton Financial Corp	44,836
34,726		Hudson City Bancorp, Inc	491,720
68,650		Keycorp	532,038
18,682		M&T Bank Corp	1,482,977
35,628		Marshall & Ilsley Corp	286,805
20,613		New York Community Bancorp, Inc	340,939
3,790		NewAlliance Bancshares, Inc	47,830
29,321		Northern Trust Corp	1,620,278
3,640		Old National Bancorp	43,498
4,600		People’s United Financial, Inc	71,944
57,063		PNC Financial Services Group, Inc	3,406,661
10,833		Popular, Inc	31,524
8,893		Provident Financial Services, Inc	105,827
112,184		Regions Financial Corp	880,644
1,650		South Financial Group, Inc	1,141
64,430		State Street Corp	2,908,370
60,823		SunTrust Banks, Inc	1,629,448
4,100	*	SVB Financial Group	191,306
16,641		Synovus Financial Corp	54,749
226,245		US Bancorp	5,855,221
840		Washington Federal, Inc	17,069
650		Webster Financial Corp	11,369
450,220		Wells Fargo & Co	14,010,846
2,527		Zions Bancorporation	55,139

		TOTAL DEPOSITORY INSTITUTIONS	45,031,442

EATING AND DRINKING PLACES - 1.5%
9,927	*	AFC Enterprises	106,517
1,289		Bob Evans Farms, Inc	39,843
19,167		Darden Restaurants, Inc	853,698
127,867		McDonald’s Corp	8,531,285
700	*	O’Charleys, Inc	6,258
200	*	Ruby Tuesday, Inc	2,114
4,670	*	Sonic Corp	51,604
89,751	*	Starbucks Corp	2,178,257
14,600		Yum! Brands, Inc	559,618

		TOTAL EATING AND DRINKING PLACES	12,329,194

EDUCATIONAL SERVICES - 0.0%
956	*	ITT Educational Services, Inc	107,531

		TOTAL EDUCATIONAL SERVICES	107,531

ELECTRIC, GAS, AND SANITARY SERVICES - 6.2%
90,168	*	AES Corp	991,848

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

30,350		AGL Resources, Inc	$1,173,028
26,627		Alliant Energy Corp	885,614
23,362		Aqua America, Inc	410,470
28,719		Atmos Energy Corp	820,502
60,024		Avista Corp	1,243,097
400		California Water Service Group	15,044
22,750	*	Calpine Corp	270,498
37,390		Centerpoint Energy, Inc	536,920
5,970		Central Vermont Public Service Corp	120,415
4,056		CH Energy Group, Inc	165,647
47,450	*	Clean Energy Fuels Corp	1,080,911
68,713		Cleco Corp	1,824,330
76,459		Consolidated Edison, Inc	3,405,483
67,633		Crosstex Energy, Inc	587,731
34,216		Edison International	1,169,161
123,864		El Paso Corp	1,342,686
9,211		Energen Corp	428,588
64,476		FPL Group, Inc	3,116,125
68,838		Hawaiian Electric Industries, Inc	1,545,413
58,888		Idacorp, Inc	2,038,703
1,741		ITC Holdings Corp	95,755
5,573		Laclede Group, Inc	187,922
12,084		MGE Energy, Inc	427,290
51,611		National Fuel Gas Co	2,608,936
4,919		New Jersey Resources Corp	184,758
17,901		Nicor, Inc	750,410
119,745		NiSource, Inc	1,891,971
29,722		Northeast Utilities	821,516
4,127		Northwest Natural Gas Co	192,318
27,598	*	NRG Energy, Inc	576,798
26,719		NSTAR	946,387
77,724		NV Energy, Inc	958,337
96,806		OGE Energy Corp	3,769,625
136,584		Pepco Holdings, Inc	2,342,416
24,033		PG&E Corp	1,019,480
30,551		Piedmont Natural Gas Co, Inc	842,597
51,777		PPL Corp	1,434,741
51,090		Public Service Enterprise Group, Inc	1,508,177
52,657		Questar Corp	2,274,782
21,989		Resource America, Inc (Class A)	105,547
30,690		Sempra Energy	1,531,431
4,988		SJW Corp	126,795
13,267		South Jersey Industries, Inc	557,081
4,683		Southwest Gas Corp	140,115
10,634		UGI Corp	282,226
4,960		UIL Holdings Corp	136,400
14,518		WGL Holdings, Inc	503,049
102,242		Williams Cos, Inc	2,361,790

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	51,750,864

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.5%
35,067	*	Adaptec, Inc	114,669

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,380	*	Advanced Energy Industries, Inc	$122,213
48,700	*	Advanced Micro Devices, Inc	451,449
410	*	American Superconductor Corp	11,849
46,068		Ametek, Inc	1,909,979
2,880	*	Anadigics, Inc	13,997
7,647	*	Avnet, Inc	229,410
3,942		Baldor Electric Co	147,431
3,544	*	Benchmark Electronics, Inc	73,503
534,805	*	Cisco Systems, Inc	13,920,973
10,073	*	Conexant Systems, Inc	34,248
8,703	*	Cree, Inc	611,125
1,600		CTS Corp	15,072
231,961	*	Dell, Inc	3,481,735
3,700	*	Dolby Laboratories, Inc (Class A)	217,079
1,190	*	DTS, Inc	40,508
12,597		Eaton Corp	954,475
1,559	*	Energy Conversion Devices, Inc	12,207
3,735	*	Evergreen Solar, Inc	4,221
14,911	*	Finisar Corp	234,252
7,674	*	First Solar, Inc	941,216
3,111	*	FuelCell Energy, Inc	8,773
9,460	*	GrafTech International Ltd	129,318
2,079	*	Greatbatch, Inc	44,054
2,775		Harman International Industries, Inc	129,815
13,812	*	Harmonic, Inc	87,154
229,970		Hewlett-Packard Co	12,222,905
8,524	*	Hutchinson Technology, Inc	53,190
545,603		Intel Corp	12,145,122
3,975	*	InterDigital, Inc	110,744
2,007		Lincoln Electric Holdings, Inc	109,040
12,190	*	Loral Space & Communications, Inc	428,113
556		LSI Industries, Inc	3,792
60,800	*	LSI Logic Corp	372,096
68,013	*	Micron Technology, Inc	706,655
282,392	*	Motorola, Inc	1,982,392
30,257	*	NetApp, Inc	985,168
40,202	*	ON Semiconductor Corp	321,616
12,666	*	Oplink Communications, Inc	234,828
3,910	*	Photronics, Inc	19,902
7,198		Plantronics, Inc	225,153
183	*	PLX Technology, Inc	964
9,781	*	Polycom, Inc	299,103
2,828	*	Power-One, Inc	11,934
29,726	*	Powerwave Technologies, Inc	37,158
12,155	*	QLogic Corp	246,747
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	9,341
11,334	*	RF Micro Devices, Inc	56,443
11,454	*	Silicon Storage Technology, Inc	34,820
357,406	*	Sirius XM Radio, Inc	311,122
12,407	*	Skyworks Solutions, Inc	193,549
3,292	*	Sunpower Corp (Class A)	62,219
777		Sycamore Networks, Inc	15,625

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

23,453	*	Symmetricom, Inc	$136,731
2,770	*	Synaptics, Inc	76,480
7,020	*	Tekelec	127,483
7,051		Teleflex, Inc	451,758
35,417		Tellabs, Inc	268,107
207,348		Texas Instruments, Inc	5,073,805
10,217	*	Thomas & Betts Corp	400,915
2,358	*	TTM Technologies, Inc	20,939
13,011	*	Valence Technology, Inc	11,059
1,000	*	Vicor Corp	13,810
1,445		Whirlpool Corp	126,076
19,788		Xilinx, Inc	504,594
10,944	*	Zix Corp	25,281
1,396	*	Zoltek Cos, Inc	13,457

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	62,390,961

ENGINEERING AND MANAGEMENT SERVICES - 0.9%
101,500		Accenture plc	4,257,926
3,523	*	Amylin Pharmaceuticals, Inc	79,232
10,340	*	Ariad Pharmaceuticals, Inc	35,156
4,094	*	Celera Corp	29,067
805		Corporate Executive Board Co	21,405
353	*	Gen-Probe, Inc	17,650
7,883	*	Hewitt Associates, Inc (Class A)	313,586
16,899	*	Incyte Corp	235,910
8,839	*	Isis Pharmaceuticals, Inc	96,522
400	*	Maxygen, Inc	2,628
2,746	*	Navigant Consulting, Inc	33,309
46,492		Paychex, Inc	1,427,305
3,875	*	Regeneron Pharmaceuticals, Inc	102,649
253,072	*	Rentech, Inc	260,664
3,623	*	Savient Pharmaceuticals, Inc	52,352
19	*	Symyx Technologies, Inc	85
7,360	*	Tetra Tech, Inc	169,574

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,135,020

FABRICATED METAL PRODUCTS - 1.0%
4,071		Aptargroup, Inc	160,194
18,882		Commercial Metals Co	284,363
837	*	Commercial Vehicle Group, Inc	5,959
7,107		Dynamic Materials Corp	111,011
2,918		Gulf Island Fabrication, Inc	63,467
113,737		Illinois Tool Works, Inc	5,386,584
1,400		Insteel Industries, Inc	14,966
8,576	*	NCI Building Systems, Inc	94,679
6,615		Pentair, Inc	235,626
6,067		Quanex Building Products Corp	100,288
3,445		Snap-On, Inc	149,306
29,233		Stanley Works	1,678,267
1,496		Valmont Industries, Inc	123,914

		TOTAL FABRICATED METAL PRODUCTS	8,408,624

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 3.7%
48,984		Campbell Soup Co	$1,731,584
67,684		General Mills, Inc	4,791,350
49,195		H.J. Heinz Co	2,243,784
1,337	*	Hansen Natural Corp	57,999
2,354		J.M. Smucker Co	141,852
74,082		Kellogg Co	3,958,201
202,287		Kraft Foods, Inc (Class A)	6,117,159
1,730		Lancaster Colony Corp	102,001
3,492		McCormick & Co, Inc	133,953
164,749		PepsiCo, Inc	10,899,795
221	*	Ralcorp Holdings, Inc	14,979
71,206		Sara Lee Corp	991,900
2,069		Tootsie Roll Industries, Inc	55,932

		TOTAL FOOD AND KINDRED PRODUCTS	31,240,489

FOOD STORES - 0.3%
315	*	Great Atlantic & Pacific Tea Co, Inc	2,416
33,851		Kroger Co	733,213
51,061		Safeway, Inc	1,269,376
6,940	*	Whole Foods Market, Inc	250,881

		TOTAL FOOD STORES	2,255,886

FORESTRY - 0.2%
29,486		Weyerhaeuser Co	1,334,831

		TOTAL FORESTRY	1,334,831

FURNITURE AND FIXTURES - 0.2%
1,540		Herman Miller, Inc	27,812
13,199		Hill-Rom Holdings, Inc	359,145
3,520		HNI Corp	93,738
4,756	*	Kinetic Concepts, Inc	227,384
19,363		Leggett & Platt, Inc	419,015
57,989		Masco Corp	899,990
1,069	*	Tempur-Pedic International, Inc	32,241

		TOTAL FURNITURE AND FIXTURES	2,059,325

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
27,808	*	Bed Bath & Beyond, Inc	1,216,879
4,880	*	GameStop Corp (Class A)	106,921
1,000	*	Pier 1 Imports, Inc	6,370
5,067		RadioShack Corp	114,666
1,505		Williams-Sonoma, Inc	39,566

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,484,402

GENERAL BUILDING CONTRACTORS - 0.1%
100	*	Amrep Corp	1,453
121	*	Avatar Holdings, Inc	2,631
9,255		Lennar Corp (Class A)	159,279
4,853	*	M/I Homes, Inc	71,096
9,507	*	Pulte Homes, Inc	106,954

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

59,198	*	Standard-Pacific Corp	$267,574

		TOTAL GENERAL BUILDING CONTRACTORS	608,987

GENERAL MERCHANDISE STORES - 1.7%
83,280		Costco Wholesale Corp	4,972,649
24,110		JC Penney Co, Inc	775,619
16,000		Macy’s, Inc	348,320
457	*	Retail Ventures, Inc	4,346
108,972		Target Corp	5,731,927
52,465		TJX Companies, Inc	2,230,812

		TOTAL GENERAL MERCHANDISE STORES	14,063,673

HEALTH SERVICES - 0.6%
1,661	*	Amsurg Corp	35,861
1,680	*	Corvel Corp	60,060
5,738	*	Edwards Lifesciences Corp	567,373
15,297	*	Five Star Quality Care, Inc	46,656
3,186	*	Healthways, Inc	51,199
18,348	*	Laboratory Corp of America Holdings	1,389,127
7,760	*	LCA-Vision, Inc	64,563
7,985	*	LifePoint Hospitals, Inc	293,688
44,499	*	Nektar Therapeutics	676,830
6,226	*	Nighthawk Radiology Holdings, Inc	19,799
25,879		Quest Diagnostics, Inc	1,508,487

		TOTAL HEALTH SERVICES	4,713,643

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
2,642	*	Comverge, Inc	29,881
6,798	*	LB Foster Co (Class A)	196,394
2,100	*	Matrix Service Co	22,596

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	248,871

HOLDING AND OTHER INVESTMENT OFFICES - 1.7%
44,450		Annaly Mortgage Management, Inc	763,651
17,100		Anworth Mortgage Asset Corp	115,254
53,654	*	Ashford Hospitality Trust, Inc	384,699
8,937		Boston Properties, Inc	674,207
9,218		Capstead Mortgage Corp	110,247
3,730		CBL & Associates Properties, Inc	51,101
3,150		Cedar Shopping Centers, Inc	24,917
2,455		Cherokee, Inc	44,190
22,863		Duke Realty Corp	283,501
50,811		Equity Residential	1,989,251
153	*	FelCor Lodging Trust, Inc	872
15,370	*	First Industrial Realty Trust, Inc	119,271
6,840		Glimcher Realty Trust	34,679
17,351		HCP, Inc	572,583
5,754		Health Care REIT, Inc	260,253
66,800		Hersha Hospitality Trust	346,024
863		Highwoods Properties, Inc	27,383
69,319		Host Marriott Corp	1,015,523
14,102		HRPT Properties Trust	109,714

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

29,027	*	iStar Financial, Inc	$133,234
27,046		Kimco Realty Corp	422,999
2,659		Lexington Corporate Properties Trust	17,310
8,443		Liberty Property Trust	286,555
720		LTC Properties, Inc	19,483
656		Macerich Co	25,131
4,785		MFA Mortgage Investments, Inc	35,218
2,620		Mid-America Apartment Communities, Inc	135,690
39,234		NorthStar Realty Finance Corp	165,175
1,000		Post Properties, Inc	22,020
27,099		Prologis	357,707
34,302		Public Storage, Inc	3,155,441
23,510		RAIT Investment Trust	46,550
2,250		Regency Centers Corp	84,308
3,440		Resource Capital Corp	23,254
5,012		UDR, Inc	88,412
48,918		Virgin Media, Inc	844,325
14,318		Vornado Realty Trust	1,083,873
7,013		WABCO Holdings, Inc	209,829
15,111		Weingarten Realty Investors	325,793

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,409,627

HOTELS AND OTHER LODGING PLACES - 0.3%
17,527		Choice Hotels International, Inc	610,115
10,915	*	Gaylord Entertainment Co	319,700
18,705	*	Great Wolf Resorts, Inc	59,482
14,627	*	Lodgian, Inc	36,568
7,730		Marcus Corp	100,413
36,977		Marriott International, Inc (Class A)	1,165,515
11,271		Starwood Hotels & Resorts Worldwide, Inc	525,679

		TOTAL HOTELS AND OTHER LODGING PLACES	2,817,472

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.5%
94,517		3M Co	7,898,786
8,170	*	AGCO Corp	293,058
109,504	*	Allis-Chalmers Energy, Inc	387,644
1,565		Ampco-Pittsburgh Corp	38,843
187,692		Applied Materials, Inc	2,530,088
2,055	*	Astec Industries, Inc	59,513
8,648	*	Axcelis Technologies, Inc	14,356
3,285		Briggs & Stratton Corp	64,058
757		Cascade Corp	24,383
61,805		Caterpillar, Inc	3,884,444
1,693	*	Columbus McKinnon Corp	26,868
22,605	*	Cray, Inc	134,500
29,468		Cummins, Inc	1,825,543
68,386		Deere & Co	4,066,232
1,980		Donaldson Co, Inc	89,338
2,211	*	Dril-Quip, Inc	134,517
135,694		Emerson Electric Co	6,830,836
5,176	*	ENGlobal Corp	14,338
3,442	*	Entegris, Inc	17,348

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,690	*	Flotek Industries, Inc	$13,576
13,794	*	FMC Technologies, Inc	891,506
400		Gardner Denver, Inc	17,616
11,755		Graco, Inc	376,160
15,553	*	Immersion Corp	77,765
1,629	*	Intermec, Inc	23,099
119,079		International Business Machines Corp	15,271,882
3,282	*	Intevac, Inc	45,357
3,007		John Bean Technologies Corp	52,743
95,577		Johnson Controls, Inc	3,153,085
10,047	*	Lam Research Corp	374,954
8,204	*	Lexmark International, Inc (Class A)	296,000
1,117		Lufkin Industries, Inc	88,411
9,926		Manitowoc Co, Inc	129,038
6,975	*	Modine Manufacturing Co	78,399
11,634		Nordson Corp	790,181
2,572	*	Oil States International, Inc	116,614
8,266		Pall Corp	334,690
134,656	*	Quantum Corp	354,145
1,686	*	Safeguard Scientifics, Inc	21,918
305	*	Sauer-Danfoss, Inc	4,050
70,913		Seagate Technology, Inc	1,294,871
4,222	*	Sigma Designs, Inc	49,524
9,316	*	STEC, Inc	111,606
2,438	*	Tecumseh Products Co (Class A)	29,914
18,665		Tennant Co	511,234
2,380	*	Ultratech, Inc	32,368
11,815	*	Varian Medical Systems, Inc	653,724
116,632		Xerox Corp	1,137,162

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	54,666,285

INSTRUMENTS AND RELATED PRODUCTS - 4.6%
1,715	*	Affymetrix, Inc	12,588
40,351	*	Agilent Technologies, Inc	1,387,671
37,482		Allergan, Inc	2,448,324
377		Analogic Corp	16,109
98,489		Baxter International, Inc	5,732,060
10,942		Beckman Coulter, Inc	687,158
49,633		Becton Dickinson & Co	3,907,606
3,850	*	Bruker BioSciences Corp	56,403
7,400	*	Cardiac Science Corp	13,838
9,136	*	Cepheid, Inc	159,697
60,178		Danaher Corp	4,808,824
19,211		Dentsply International, Inc	669,503
10,358	*	Flir Systems, Inc	292,096
13,551		Garmin Ltd	521,442
12,138		Hillenbrand, Inc	266,915
16,290	*	Hologic, Inc	302,017
2,682	*	Illumina, Inc	104,330
2,798	*	Intuitive Surgical, Inc	974,068
670		Invacare Corp	17,782
11,291	*	ION Geophysical Corp	55,552

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

350	*	Itron, Inc	$25,400
3,346	*	Ixia	31,017
82	*	L-1 Identity Solutions, Inc	732
4,280	*	LTX-Credence Corp	12,968
162,645		Medtronic, Inc	7,323,903
5,828	*	Millipore Corp	615,437
4,410		Movado Group, Inc	49,745
606	*	OYO Geospace Corp	28,973
381	*	Resmed, Inc	24,251
7,790		Rockwell Automation, Inc	439,044
610	*	Rofin-Sinar Technologies, Inc	13,798
5,083		Roper Industries, Inc	294,001
42,725	*	St. Jude Medical, Inc	1,753,861
7,640		STERIS Corp	257,162
1,787		Techne Corp	113,814
37,895	*	Thermo Electron Corp	1,949,319
7,118	*	Trimble Navigation Ltd	204,429
15,376	*	Vivus, Inc	134,079
8,437	*	Waters Corp	569,835
32,915	*	Zimmer Holdings, Inc	1,948,568
800	*	Zygo Corp	7,384

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	38,231,703

INSURANCE AGENTS, BROKERS AND SERVICE - 0.5%
46,798		AON Corp	1,998,743
25,878	*	Crawford & Co (Class B)	105,323
53,881		Hartford Financial Services Group, Inc	1,531,298
11,873	*	National Financial Partners Corp	167,409

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,802,773

INSURANCE CARRIERS - 4.7%
68,848		Aetna, Inc	2,417,253
94,124		Aflac, Inc	5,109,992
135	*	Alleghany Corp	39,153
1,240		American Physicians Capital, Inc	39,618
3,278	*	Arch Capital Group Ltd	249,948
23,114		Aspen Insurance Holdings Ltd	666,608
17,494		Assurant, Inc	601,444
3,844	*	Catalyst Health Solutions, Inc	159,065
6,345	*	Centene Corp	152,534
87,603		Chubb Corp	4,542,216
67,270		Cincinnati Financial Corp	1,944,103
8,750		Endurance Specialty Holdings Ltd	325,063
5,095		Erie Indemnity Co (Class A)	219,747
67,121	*	Genworth Financial, Inc (Class A)	1,230,999
4,285		Hanover Insurance Group, Inc	186,869
18,517	*	Humana, Inc	866,040
56,929		Lincoln National Corp	1,747,720
802	*	Markel Corp	300,477
4,448	*	Molina Healthcare, Inc	111,956
21,250		Montpelier Re Holdings Ltd	357,213
28,452	*	Phoenix Cos, Inc	68,854

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,265		Platinum Underwriters Holdings Ltd	$343,546
3,089	*	PMI Group, Inc	16,742
49,235		Principal Financial Group	1,438,154
131,331		Progressive Corp	2,507,109
7,015		Protective Life Corp	154,260
7,470		Radian Group, Inc	116,831
941		Stancorp Financial Group, Inc	44,820
107,179		Travelers Cos, Inc	5,781,234
36,932		UnumProvident Corp	914,806
19,277		W.R. Berkley Corp	502,937
87,599	*	WellPoint, Inc	5,639,623
19,339		XL Capital Ltd (Class A)	365,507

		TOTAL INSURANCE CARRIERS	39,162,441

LEATHER AND LEATHER PRODUCTS - 0.1%
29,862		Coach, Inc	1,180,146
2,309		Weyco Group, Inc	54,308

		TOTAL LEATHER AND LEATHER PRODUCTS	1,234,454

LEGAL SERVICES - 0.0%
2,433	*	FTI Consulting, Inc	95,666

		TOTAL LEGAL SERVICES	95,666

LUMBER AND WOOD PRODUCTS - 0.0%
300		Skyline Corp	5,580

		TOTAL LUMBER AND WOOD PRODUCTS	5,580

METAL MINING - 0.2%
2,358	*	Rosetta Resources, Inc	55,531
25,450		Royal Gold, Inc	1,176,044
8,350	*	Stillwater Mining Co	108,383

		TOTAL METAL MINING	1,339,958

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
8,717	*	Armstrong World Industries, Inc	316,514
5,420		Callaway Golf Co	47,804
1,145		Daktronics, Inc	8,725
89,660		Mattel, Inc	2,038,869
390	*	Nautilus, Inc	1,178

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,413,090

MISCELLANEOUS RETAIL - 2.4%
32,753	*	Amazon.com, Inc	4,445,565
25,147		Best Buy Co, Inc	1,069,753
658	*	Coldwater Creek, Inc	4,567
157,576		CVS Corp	5,760,978
1,162	*	Dollar Tree, Inc	68,814
6,674	*	GSI Commerce, Inc	184,670
22,283	*	Hibbett Sports, Inc	569,999
5,652	*	HSN, Inc	166,395
315		Nutri/System, Inc	5,610

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

15,969	*	Office Depot, Inc	$127,433
930	*	Overstock.com, Inc	15,113
5,813		Petsmart, Inc	185,783
1,864	*	Priceline.com, Inc	475,320
79,921		Staples, Inc	1,869,352
6,747		Tiffany & Co	320,415
126,427		Walgreen Co	4,689,177

		TOTAL MISCELLANEOUS RETAIL	19,958,944

MOTION PICTURES - 0.7%
1,457	*	Avid Technology, Inc	20,077
13,567	*	Discovery Communications, Inc (Class A)	458,429
10,408	*	Discovery Communications, Inc (Class C)	306,099
8,739	*	DreamWorks Animation SKG, Inc (Class A)	344,229
3,481		Regal Entertainment Group (Class A)	61,161
21,196		Scripps Networks Interactive (Class A)	940,043
7,584	*	tw telecom inc (Class A)	137,650
109,752	*	Viacom, Inc (Class B)	3,773,274

		TOTAL MOTION PICTURES	6,040,962

NONDEPOSITORY INSTITUTIONS - 1.3%
154,218		American Express Co	6,363,035
20,349	*	AmeriCredit Corp	483,492
60,970		Capital One Financial Corp	2,524,768
28,896		CapitalSource, Inc	161,529
56,881		Discover Financial Services	847,527
14,580		Federal Agricultural Mortgage Corp (Class C)	165,191
35,105		Medallion Financial Corp	279,436
26,217	*	NewStar Financial, Inc	167,264
1,600	*	PHH Corp	37,712
2,313	*	World Acceptance Corp	83,453

		TOTAL NONDEPOSITORY INSTITUTIONS	11,113,407

NONMETALLIC MINERALS, EXCEPT FUELS - 0.2%
22,193		AMCOL International Corp	603,650
1,410		Compass Minerals International, Inc	113,124
12,550	*	General Moly, Inc	41,666
20,923		Vulcan Materials Co	988,402

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,746,842

OIL AND GAS EXTRACTION - 6.4%
60,807		Apache Corp	6,171,910
9,211		Atlas America, Inc	286,646
6,616	*	ATP Oil & Gas Corp	124,447
580	*	Atwood Oceanics, Inc	20,085
8,754		Berry Petroleum Co (Class A)	246,513
23,650	*	Boots & Coots, Inc	57,470
3,340	*	Bronco Drilling Co, Inc	15,698
18,825		Cabot Oil & Gas Corp	692,760
35,667	*	Callon Petroleum Co	191,175
20,185	*	Cameron International Corp	865,129
837	*	Carrizo Oil & Gas, Inc	19,209

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

101,826		Chesapeake Energy Corp	$2,407,167
16,011		Cimarex Energy Co	950,733
9,319	*	Complete Production Services, Inc	107,634
7,644	*	Contango Oil & Gas Co	390,991
300	*	Continental Resources, Inc	12,765
1,310	*	Dawson Geophysical Co	38,304
78,738	*	Denbury Resources, Inc	1,328,310
84,427		Devon Energy Corp	5,439,631
26,580		Diamond Offshore Drilling, Inc	2,360,570
45,748		EOG Resources, Inc	4,251,819
60,264		Equitable Resources, Inc	2,470,824
4,570		EXCO Resources, Inc	83,997
1,383	*	Exterran Holdings, Inc	33,427
8,890	*	Geokinetics, Inc	64,097
8,200	*	Geomet, Inc	7,323
27,602	*	Global Industries Ltd	177,205
2,553	*	GMX Resources, Inc	20,986
8,531	*	Goodrich Petroleum Corp	133,425
25,183		Helmerich & Payne, Inc	958,969
3,600	*	Hercules Offshore, Inc	15,516
50,009	*	Meridian Resource Corp	14,003
24,273	*	Nabors Industries Ltd	476,479
81,311		National Oilwell Varco, Inc	3,299,600
19,940	*	Newfield Exploration Co	1,037,877
46,160		Noble Energy, Inc	3,369,680
2,860	*	Northern Oil And Gas, Inc	45,331
1,457	*	Oceaneering International, Inc	92,505
21,861	*	Parker Drilling Co	107,775
44,750	*	PetroHawk Energy Corp	907,530
5,699	*	Petroleum Development Corp	132,046
11,473	*	Petroquest Energy, Inc	57,709
15,320	*	Pioneer Drilling Co	107,853
27,443		Pioneer Natural Resources Co	1,545,590
29,768	*	Pride International, Inc	896,314
22,220	*	Quicksilver Resources, Inc	312,635
15,294		Range Resources Corp	716,830
7,052	*	Rex Energy Corp	80,322
2,430		RPC, Inc	27,046
25,697		Smith International, Inc	1,100,346
24,128	*	Southwestern Energy Co	982,492
14,836		St. Mary Land & Exploration Co	516,441
4,655	*	Stone Energy Corp	82,626
46,321	*	Sulphco, Inc	13,433
11,443	*	Swift Energy Co	351,758
17,260	*	Ultra Petroleum Corp	804,834
7,593	*	Unit Corp	321,032
12,073	*	Venoco, Inc	154,897
10,198		W&T Offshore, Inc	85,663
8,331	*	Whiting Petroleum Corp	673,478
102,160		XTO Energy, Inc	4,819,908

		TOTAL OIL AND GAS EXTRACTION	53,078,768

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.9%
15,629		Bemis Co	$448,865
8,531	*	Buckeye Technologies, Inc	111,585
1,841	*	Domtar Corporation	118,579
2,230		Glatfelter	32,313
28,360		International Paper Co	697,940
61,247		Kimberly-Clark Corp	3,851,210
41,921		MeadWestvaco Corp	1,071,082
3,207		Rock-Tenn Co (Class A)	146,143
20,204		Sonoco Products Co	622,081
11,530		Temple-Inland, Inc	235,558
1,674		Wausau Paper Corp	14,296

		TOTAL PAPER AND ALLIED PRODUCTS	7,349,652

PERSONAL SERVICES - 0.0%
6,560		Regis Corp	122,540
1,350		Unifirst Corp	69,525
1,105		Weight Watchers International, Inc	28,211

		TOTAL PERSONAL SERVICES	220,276

PETROLEUM AND COAL PRODUCTS - 1.1%
2,550		Ashland, Inc	134,564
73,090		Hess Corp	4,571,779
141,160		Marathon Oil Corp	4,466,302

		TOTAL PETROLEUM AND COAL PRODUCTS	9,172,645

PIPELINES, EXCEPT NATURAL GAS - 0.6%
222,013		Spectra Energy Corp	5,001,953

		TOTAL PIPELINES, EXCEPT NATURAL GAS	5,001,953

PRIMARY METAL INDUSTRIES - 1.2%
115,602		Alcoa, Inc	1,646,172
5,142		Allegheny Technologies, Inc	277,617
457		Encore Wire Corp	9,506
8,963	*	Gibraltar Industries, Inc	113,023
5,740	*	Horsehead Holding Corp	67,962
8,610		Hubbell, Inc (Class B)	434,202
52,400	*	Metalico, Inc	313,876
56,758		Nucor Corp	2,575,678
5,230		Olympic Steel, Inc	170,760
22,354		Reliance Steel & Aluminum Co	1,100,487
33,580		Steel Dynamics, Inc	586,643
13,730		Tredegar Corp	234,508
22,059		United States Steel Corp	1,401,188
45,466		Worthington Industries, Inc	786,107

		TOTAL PRIMARY METAL INDUSTRIES	9,717,729

PRINTING AND PUBLISHING - 0.5%
5,611	*	ACCO Brands Corp	42,980
12,456		Dun & Bradstreet Corp	926,976
13,473	*	EW Scripps Co (Class A)	113,847

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,837		Harte-Hanks, Inc	$87,924
1,940		John Wiley & Sons, Inc (Class A)	83,963
42,077		Journal Communications, Inc (Class A)	176,723
1,890	*	Lee Enterprises, Inc	6,407
4,910		Meredith Corp	168,953
36,105	*	New York Times Co (Class A)	401,849
12,660		R.R. Donnelley & Sons Co	270,291
13,835		Standard Register Co	74,017
3,297		Washington Post Co (Class B)	1,464,462

		TOTAL PRINTING AND PUBLISHING	3,818,392

RAILROAD TRANSPORTATION - 1.0%
61,985		CSX Corp	3,155,037
533	*	Genesee & Wyoming, Inc (Class A)	18,186
12,187	*	Kansas City Southern Industries, Inc	440,804
81,005		Norfolk Southern Corp	4,527,369

		TOTAL RAILROAD TRANSPORTATION	8,141,396

REAL ESTATE - 0.0%
10,428	*	CB Richard Ellis Group, Inc (Class A)	165,284
1,693	*	Forest City Enterprises, Inc (Class A)	24,396
4,316	*	Forestar Real Estate Group, Inc	81,486
229		Jones Lang LaSalle, Inc	16,692
7,397		Stewart Enterprises, Inc (Class A)	46,231

		TOTAL REAL ESTATE	334,089

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.0%
190	*	Deckers Outdoor Corp	26,220
9,908		Sealed Air Corp	208,861
1,937	*	Spartech Corp	22,663
3,250		Tupperware Corp	156,715

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	414,459

SECURITY AND COMMODITY BROKERS - 2.6%
18,371		Ameriprise Financial, Inc	833,309
13,210		BlackRock, Inc	2,876,610
15,706		Broadridge Financial Solutions, Inc	335,794
175,046		Charles Schwab Corp	3,271,609
7,911		CME Group, Inc	2,500,746
9,792		Duff & Phelps Corp	163,918
5,748		Eaton Vance Corp	192,788
8,590		Evercore Partners, Inc (Class A)	257,700
8,506		Federated Investors, Inc (Class B)	224,388
40,760		Franklin Resources, Inc	4,520,283
10,851	*	IntercontinentalExchange, Inc	1,217,265
61,743		Invesco Ltd	1,352,789
153	*	Investment Technology Group, Inc	2,554
14,501		Legg Mason, Inc	415,744
14,680	*	Nasdaq Stock Market, Inc	310,042
37,678		NYSE Euronext	1,115,646
1,110	*	Pzena Investment Management, Inc (Class A)	8,469
17,109		SEI Investments Co	375,885

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

36,489		T Rowe Price Group, Inc	$2,004,341
6,457	*	US Global Investors, Inc (Class A)	63,860

		TOTAL SECURITY AND COMMODITY BROKERS	22,043,740

SOCIAL SERVICES - 0.0%
9,200	*	Capital Senior Living Corp	48,392

		TOTAL SOCIAL SERVICES	48,392

SPECIAL TRADE CONTRACTORS - 0.0%
1,500		Chemed Corp	81,570
1,785	*	Layne Christensen Co	47,677
13,016	*	Quanta Services, Inc	249,387

		TOTAL SPECIAL TRADE CONTRACTORS	378,634

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
241		Apogee Enterprises, Inc	3,810
1,470	*	Cabot Microelectronics Corp	55,610
4,126		CARBO Ceramics, Inc	257,215
144,354		Corning, Inc	2,917,394
11,056		Gentex Corp	214,708
6,160	*	Owens Corning, Inc	156,710

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,605,447

TEXTILE MILL PRODUCTS - 0.0%
4,154		Oxford Industries, Inc	84,451

		TOTAL TEXTILE MILL PRODUCTS	84,451

TRANSPORTATION BY AIR - 1.0%
78,216	*	Airtran Holdings, Inc	397,337
14,478	*	Continental Airlines, Inc (Class B)	318,082
48,180	*	Delta Air Lines, Inc	702,946
10,270	*	ExpressJet Holdings, Inc	38,718
50,886		FedEx Corp	4,752,753
74,966	*	JetBlue Airways Corp	418,310
800	*	PHI, Inc	16,944
6,690		Skywest, Inc	95,533
113,294		Southwest Airlines Co	1,497,747

		TOTAL TRANSPORTATION BY AIR	8,238,370

TRANSPORTATION EQUIPMENT - 1.6%
560		A.O. Smith Corp	29,439
19,815	*	American Axle & Manufacturing Holdings, Inc	197,754
12,937	*	ArvinMeritor, Inc	172,709
1,151	*	ATC Technology Corp	19,751
41,452	*	BE Aerospace, Inc	1,262,213
2,209		Federal Signal Corp	19,903
337,870	*	Ford Motor Co	4,247,026
1,482	*	Fuel Systems Solutions, Inc	47,365
48,288		Genuine Parts Co	2,039,685
34,843		Harley-Davidson, Inc	978,043
18,754		Harsco Corp	599,003

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

39,426		Paccar, Inc	$1,708,723
31,780	*	Spirit Aerosystems Holdings, Inc (Class A)	743,016
9,151		Superior Industries International, Inc	147,148
23,429	*	Tenneco, Inc	554,096
8,143		Westinghouse Air Brake Technologies Corp	342,983

		TOTAL TRANSPORTATION EQUIPMENT	13,108,857

TRANSPORTATION SERVICES - 0.1%
4,123		CH Robinson Worldwide, Inc	230,270
4,346		Expeditors International Washington, Inc	160,454
6,302	*	Interval Leisure Group, Inc	91,757
14,576	*	Orbitz Worldwide, Inc	103,635

		TOTAL TRANSPORTATION SERVICES	586,116

TRUCKING AND WAREHOUSING - 0.8%
104,678		United Parcel Service, Inc (Class B)	6,742,310

		TOTAL TRUCKING AND WAREHOUSING	6,742,310

WATER TRANSPORTATION - 0.1%
2,390		Alexander & Baldwin, Inc	78,990
10,069	*	Gulfmark Offshore, Inc	267,332
6,923	*	Hornbeck Offshore Services, Inc	128,560

		TOTAL WATER TRANSPORTATION	474,882

WHOLESALE TRADE-DURABLE GOODS - 0.5%
25,354		Agilysys, Inc	283,204
18,420		Barnes Group, Inc	358,269
9,320	*	BorgWarner, Inc	355,838
8,335		Castle (A.M.) & Co	109,022
8,120	*	Chindex International, Inc	95,897
1,841	*	MWI Veterinary Supply, Inc	74,376
890		Owens & Minor, Inc	41,287
14,567		Patterson Cos, Inc	452,305
533	*	Tech Data Corp	22,333
3,750	*	Tyler Technologies, Inc	70,275
18,718		W.W. Grainger, Inc	2,023,791
3,133	*	WESCO International, Inc	108,746

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,995,343

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
1,181		Airgas, Inc	75,135
6,350	*	Akorn, Inc	9,716
10,683		Allscripts Healthcare Solutions, Inc	208,959
413	*	Clearwater Paper Corp	20,340
1,522	*	Dean Foods Co	23,880
14,205	*	Endo Pharmaceuticals Holdings, Inc	336,516
3,014	*	Henry Schein, Inc	177,525
300		Men’s Wearhouse, Inc	7,182
2,547		Nash Finch Co	85,707
2,716		Spartan Stores, Inc	39,165

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

136,084	Sysco Corp	$4,014,478

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,998,603

	TOTAL COMMON STOCKS	832,490,531

	(Cost $793,520,638)

	TOTAL INVESTMENTS - 99.7%	832,490,531
	(Cost $793,520,638)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,326,753

	NET ASSETS - 100.0%	$834,817,284

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.4%

APARTMENT REITS - 10.8%
505,000		American Campus Communities, Inc	$13,968,300
280,000		AvalonBay Communities, Inc	24,178,000
300,000		Equity Residential	11,745,000
29,000		Essex Property Trust, Inc	2,608,550
545,000		UDR, Inc	9,613,800

		TOTAL APARTMENT REITS	62,113,650

DIVERSIFIED REITS - 9.7%
2,274		Cousins Properties, Inc	18,897
193,100		Digital Realty Trust, Inc	10,466,020
360,000		Entertainment Properties Trust	14,806,800
413,025		Mission West Properties, Inc	2,841,612
365,000		Vornado Realty Trust	27,630,500

		TOTAL DIVERSIFIED REITS	55,763,829

FORESTRY - 0.9%
140,000		Plum Creek Timber Co, Inc	5,447,400

		TOTAL FORESTRY	5,447,400

HEALTHCARE REITS - 10.6%
400,000		HCP, Inc	13,200,000
360,000		Health Care REIT, Inc	16,282,800
400,000		Nationwide Health Properties, Inc	14,060,000
130,000		Omega Healthcare Investors, Inc	2,533,700
320,000		Ventas, Inc	15,193,600

		TOTAL HEALTHCARE REITS	61,270,100

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
50,000		iShares Dow Jones US Real Estate Index Fund	2,489,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,489,000

HOTEL REITS - 8.9%
850,000	*	FelCor Lodging Trust, Inc	4,845,000
2,065,000		Host Marriott Corp	30,252,250
275,000	*	Orient-Express Hotels Ltd (Class A)	3,899,500
40,000		Starwood Hotels & Resorts Worldwide, Inc	1,865,600
920,000	*	Sunstone Hotel Investors, Inc	10,276,400

		TOTAL HOTEL REITS	51,138,750

INDUSTRIAL REITS - 3.6%
191,000		EastGroup Properties, Inc	7,208,340
1,015,000		Prologis	13,398,000

		TOTAL INDUSTRIAL REITS	20,606,340

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.0%
211,200	*,f,m	People’s Choice Financial Corp	$0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

OFFICE PROPERTY REITS - 11.9%
168,500		Alexandria Real Estate Equities, Inc	11,390,600
263,000		BioMed Realty Trust, Inc	4,350,020
325,000		Boston Properties, Inc	24,518,000
150,000		Corporate Office Properties Trust	6,019,500
300,497		Hersha Hospitality Trust	1,556,574
50,000		Kilroy Realty Corp	1,542,000
340,000		SL Green Realty Corp	19,471,800

		TOTAL OFFICE PROPERTY REITS	68,848,494

REAL ESTATE - 4.1%
570,000	*	CB Richard Ellis Group, Inc (Class A)	9,034,500
220,000	*	Forestar Real Estate Group, Inc	4,153,600
89,000		Jones Lang LaSalle, Inc	6,487,210
93,000	*	Terreno Realty Corp	1,834,890
672,000		Thomas Properties Group, Inc	2,237,760

		TOTAL REAL ESTATE	23,747,960

REGIONAL MALL REITS - 16.6%
190,000	b	General Growth Properties, Inc	3,057,100
900,000		Glimcher Realty Trust	4,563,000
525,000		Macerich Co	20,112,750
747,000		Simon Property Group, Inc	62,673,300
140,000		Taubman Centers, Inc	5,588,800

		TOTAL REGIONAL MALL REITS	95,994,950

SHOPPING CENTER REITS - 7.8%
760,000		Developers Diversified Realty Corp	9,249,200
69,000		Federal Realty Investment Trust	5,023,890
940,000		Kimco Realty Corp	14,701,600
430,000		Regency Centers Corp	16,112,100

		TOTAL SHOPPING CENTER REITS	45,086,790

SINGLE TENANT REITS - 2.5%
475,000		Realty Income Corp	14,577,750

		TOTAL SINGLE TENANT REITS	14,577,750

STORAGE REITS - 7.6%
170,000		Extra Space Storage, Inc	2,155,600
324,000		Public Storage, Inc	29,804,760
125,000		Sovran Self Storage, Inc	4,357,500
1,040,000		U-Store-It Trust	7,488,000

		TOTAL STORAGE REITS	43,805,860

		TOTAL COMMON STOCKS	550,890,873

		(Cost $568,884,705)

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	MATURITY DATE	VALUE

PREFERRED STOCK - 1.0%

OFFICE PROPERTY REITS - 0.5%
120,000	*	SL Green Realty Corp		$2,882,400

		TOTAL OFFICE PROPERTY REITS		2,882,400

REGIONAL MALL REITS - 0.5%
124,000	*	CBL & Associates Properties, Inc		2,644,920

		TOTAL REGIONAL MALL REITS		2,644,920

		TOTAL PREFERRED STOCK		5,527,320

		(Cost $5,333,131)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 3.5%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.5%
$ 20,125,000	Federal Farm Credit Bank (FFCB)	04/01/10	20,125,000

			20,125,000

	TOTAL SHORT-TERM INVESTMENTS		20,125,000

	(Cost $20,125,000)

	TOTAL INVESTMENTS - 99.9%		576,543,193
	(Cost $594,342,836)
	OTHER ASSETS & LIABILITIES, NET - 0.1%		389,147

	NET ASSETS - 100.0%		$576,932,340

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
f	Restricted security.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)
21,090,780	TIAA-CREF Bond Plus Fund	$209,220,537
5,894,321	TIAA-CREF Enhanced International Equity Index Fund	39,845,608
6,326,376	TIAA-CREF Enhanced Large-Cap Growth Index Fund	54,976,206
7,066,764	TIAA-CREF Enhanced Large-Cap Value Index Fund	54,555,414
3,658,332	TIAA-CREF Growth & Income Fund	31,095,820
4,697,744	TIAA-CREF International Equity Fund	40,118,737
3,861,775	TIAA-CREF Large-Cap Growth Fund	36,686,862
3,012,142	TIAA-CREF Large-Cap Value Fund	36,416,793
164,646	TIAA-CREF Mid-Cap Growth Fund	2,647,513
185,123	TIAA-CREF Mid-Cap Value Fund	2,834,232
1,539,872	TIAA-CREF Small-Cap Equity Fund	19,156,010

	TOTAL TIAA-CREF FUNDS	527,553,732

	(Cost $522,008,778)

	TOTAL INVESTMENTS - 100.0%	527,553,732
	(Cost $522,008,778)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(257,865)

	NET ASSETS - 100.0%	$527,295,867

a	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 94.6%

CORPORATE BONDS - 30.0%

AGENCY SECURITIES - 7.5%
$ 9,657,300		AMAL Ltd	3.470%	08/21/21	NR	$9,542,475
5,000,000		Bank of America Corp	2.380	06/22/12	Aaa	5,122,690
11,000,000		Citigroup Funding, Inc	2.000	03/30/12	Aaa	11,156,981
11,000,000		Citigroup Funding, Inc	1.880	10/22/12	Aaa	11,087,758
10,000,000		Citigroup Funding, Inc	2.250	12/10/12	Aaa	10,162,300
12,000,000		Citigroup, Inc	2.130	04/30/12	Aaa	12,219,672
5,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	5,106,335
2,400,000		General Electric Capital Corp	2.200	06/08/12	Aaa	2,444,546
3,000,000		General Electric Capital Corp	2.130	12/21/12	Aaa	3,039,249
4,000,000		General Electric Capital Corp	2.630	12/28/12	Aaa	4,107,632
17,000,000		GMAC, Inc	1.750	10/30/12	Aaa	17,098,345
43,394,000		GMAC, Inc	2.200	12/19/12	Aaa	44,046,082
11,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	11,382,294
4,000,000		KeyBank NA	3.200	06/15/12	Aaa	4,154,116
3,000,000		New York Community Bank	3.000	12/16/11	Aaa	3,098,592
10,000,000	m	Premier Aircraft Leasing	3.580	02/06/22	Aaa	10,000,000
2,000,000		Regions Bank	3.250	12/09/11	Aaa	2,074,394
2,386,343		Rowan Cos, Inc	3.530	05/01/20	NR	2,372,836
4,791,645		Rowan Cos, Inc	3.160	07/15/21	NR	4,754,072
4,832,070		San Clemente Leasing LLC	3.590	08/27/21	NR	4,822,350
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	Aaa	3,070,431
2,000,000		Sovereign Bank	2.750	01/17/12	Aaa	2,061,630
7,000,000		State Street Corp	2.150	04/30/12	Aaa	7,134,582
5,000,000		US Central Federal Credit Union	1.900	10/19/12	Aaa	5,046,075
4,000,000		Wells Fargo & Co	2.130	06/15/12	Aaa	4,061,652
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	Aaa	5,014,415

		TOTAL AGENCY SECURITIES				204,181,504

AMUSEMENT AND RECREATION SERVICES - 0.1%
500,000		Speedway Motorsports, Inc	8.750	06/01/16	Ba1	532,500
178,357		Walt Disney Co	6.380	03/01/12	A2	195,464
1,500,000		Walt Disney Co	4.500	12/15/13	A2	1,615,391

		TOTAL AMUSEMENT AND RECREATION SERVICES				2,343,355

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
500,000		Home Depot, Inc	5.250	12/16/13	Baa1	541,432
925,000		Home Depot, Inc	5.880	12/16/36	Baa1	897,645
425,000		Lowe’s Cos, Inc	8.250	06/01/10	A1	429,070

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				1,868,147

BUSINESS SERVICES - 0.2%
850,000		Adobe Systems, Inc	3.250	02/01/15	Baa1	853,370

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 670,000	Daimler Finance North America LLC	5.880%	03/15/11	A3	$697,059
1,350,000	Daimler Finance North America LLC	5.750	09/08/11	A3	1,422,960
178,357	Daimler Finance North America LLC	7.300	01/15/12	A3	194,211
675,000	Oracle Corp	4.950	04/15/13	A2	733,301
950,000	Oracle Corp	3.750	07/08/14	A2	991,375

	TOTAL BUSINESS SERVICES				4,892,276

CHEMICALS AND ALLIED PRODUCTS - 1.1%
370,000	Abbott Laboratories	5.600	05/15/11	A1	388,841
1,000,000	Air Products & Chemicals, Inc	4.150	02/01/13	A3	1,046,426
250,000	Airgas, Inc	4.500	09/15/14	Baa3	258,014
345,000	Clorox Co	5.450	10/15/12	Baa2	374,109
1,000,000	Clorox Co	3.550	11/01/15	Baa2	1,013,452
180,000	Colgate-Palmolive Co	6.450	06/16/28	Aa3	196,825
500,000	Eastman Chemical Co	5.500	11/15/19	Baa2	511,956
740,000	Ecolab, Inc	6.880	02/01/11	A2	775,271
1,105,000	EI Du Pont de Nemours & Co	4.130	03/06/13	A2	1,161,898
1,000,000	EI Du Pont de Nemours & Co	3.250	01/15/15	A2	1,006,087
2,400,000	EI Du Pont de Nemours & Co	4.630	01/15/20	A2	2,417,443
1,315,000	Eli Lilly & Co	3.550	03/06/12	A1	1,372,051
500,000	Eli Lilly & Co	5.950	11/15/37	A1	523,237
875,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	950,113
720,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	794,125
900,000	Johnson & Johnson	5.850	07/15/38	Aaa	962,381
560,000	Life Technologies Corp	3.380	03/01/13	Ba1	563,094
350,000	Life Technologies Corp	4.400	03/01/15	Ba1	352,434
900,000	Novartis Capital Corp	4.130	02/10/14	Aa2	952,927
3,300,000	Novartis Capital Corp	2.900	04/24/15	Aa2	3,276,962
575,000	Novartis Capital Corp	4.400	04/24/20	Aa2	574,849
2,150,000	Pfizer, Inc	4.450	03/15/12	A1	2,278,983
685,000	Pfizer, Inc	5.350	03/15/15	A1	754,771
1,500,000	Pfizer, Inc	6.200	03/15/19	A1	1,694,222
1,575,000	Potash Corp of Saskatchewan, Inc	4.880	03/30/20	Baa1	1,577,701
1,200,000	Praxair, Inc	5.250	11/15/14	A2	1,311,980
960,000	Procter & Gamble Co	5.550	03/05/37	Aa3	970,704
705,000	Schering-Plough Corp	6.550	09/15/37	Aa3	805,134
178,357	Wyeth	6.950	03/15/11	A1	189,173

	TOTAL CHEMICALS AND ALLIED PRODUCTS				29,055,163

COMMUNICATIONS - 2.4%
1,560,000	America Movil SAB de C.V.	5.000	03/30/20	A2	1,537,951
750,000	America Movil SAB de C.V.	6.130	03/30/40	A2	732,893
1,000,000	American Tower Corp	4.630	04/01/15	Baa3	1,028,414
940,000	AT&T, Inc	6.150	09/15/34	A2	928,604
650,000	AT&T, Inc	6.500	09/01/37	A2	674,010
2,575,000	AT&T, Inc	6.300	01/15/38	A2	2,613,066
370,000	BellSouth Capital Funding Corp	7.880	02/15/30	A2	430,038
1,875,000	BellSouth Corp	5.200	09/15/14	A2	2,020,224
180,000	BellSouth Corp	6.880	10/15/31	A2	188,466
178,357	British Telecommunications plc	9.130	12/15/10	Baa2	188,349
178,357	CBS Corp	6.630	05/15/11	Baa3	187,304
500,000	CBS Corp	5.750	04/15/20	Baa3	502,149

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,275,000	Cellco Partnership	3.750%	05/20/11	A2	$3,376,944
600,000	Cellco Partnership	5.550	02/01/14	A2	655,705
3,425,000	Cellco Partnership	8.500	11/15/18	A2	4,273,231
64,000	Comcast Cable Communications Holdings, Inc	8.380	03/15/13	Baa1	74,185
330,000	Comcast Corp	5.650	06/15/35	Baa1	305,518
1,525,000	Comcast Corp	6.400	03/01/40	Baa1	1,550,057
950,000	Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	1,216,675
925,000	DIRECTV Holdings LLC	4.750	10/01/14	Baa3	966,360
3,250,000	DIRECTV Holdings LLC	3.550	03/15/15	Baa3	3,197,828
3,550,000	DIRECTV Holdings LLC	5.200	03/15/20	Baa3	3,495,000
1,250,000	DIRECTV Holdings LLC	6.350	03/15/40	Baa3	1,240,828
33,357	France Telecom S.A.	7.750	03/01/11	A3	35,415
1,330,000	New Cingular Wireless Services, Inc	7.880	03/01/11	A2	1,415,413
90,000	Sprint Capital Corp	8.380	03/15/12	Ba3	93,600
1,000,000	Sprint Capital Corp	8.750	03/15/32	Ba3	927,500
365,000	Sprint Nextel Corp	6.000	12/01/16	Ba3	329,413
1,025,000	Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	1,095,617
1,000,000	Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	1,081,495
2,950,000	Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	3,184,835
1,750,000	Telefonica Emisiones SAU	5.880	07/15/19	Baa1	1,874,313
1,400,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	A3	1,417,315
1,000,000	Telemar Norte Leste S.A.	9.500	04/23/19	Baa2	1,187,500
1,475,000	Time Warner Cable, Inc	6.200	07/01/13	Baa2	1,627,652
2,300,000	Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,462,727
1,100,000	Time Warner Cable, Inc	6.750	07/01/18	Baa2	1,229,097
1,500,000	Time Warner Cable, Inc	8.750	02/14/19	Baa2	1,860,272
2,075,000	Time Warner Cable, Inc	8.250	04/01/19	Baa2	2,510,933
2,000,000	Time Warner Cable, Inc	5.000	02/01/20	Baa2	1,971,962
1,250,000	Verizon Communications, Inc	4.350	02/15/13	A3	1,325,849
645,000	Verizon Communications, Inc	8.750	11/01/18	A3	809,159
825,000	Verizon Communications, Inc	6.250	04/01/37	A3	836,115
650,000	Verizon Communications, Inc	6.400	02/15/38	A3	674,396
650,000	Verizon Communications, Inc	8.950	03/01/39	A3	881,443
670,000	Verizon New England, Inc	4.750	10/01/13	Baa2	707,873
1,120,000	Verizon New Jersey, Inc	5.880	01/17/12	Baa1	1,192,984
178,357	Verizon New York, Inc	6.880	04/01/12	Baa3	194,204
500,000	Verizon Virginia, Inc	4.630	03/15/13	Baa1	524,447
850,000	Viacom, Inc	4.380	09/15/14	Baa2	878,212

	TOTAL COMMUNICATIONS				63,713,540

DEPOSITORY INSTITUTIONS - 3.7%
1,010,000	Asian Development Bank/Pasig	4.130	09/15/10	Aaa	1,027,237
1,400,000	Banco Bradesco S.A.	6.750	09/29/19	Baa2	1,456,000
790,000	Banco do Brasil S.A.	4.500	01/22/15	Baa2	807,965
1,400,000	Banco Santander Brasil	4.500	04/06/15	Baa2	1,396,780
178,357	Bank of America Corp	7.400	01/15/11	A3	186,632
400,000	Bank of America Corp	4.900	05/01/13	A2	418,471
1,075,000	Bank of America Corp	7.380	05/15/14	A2	1,208,882
2,625,000	Bank of America Corp	4.500	04/01/15	A2	2,646,895
2,275,000	Bank of America Corp	5.300	03/15/17	A1	2,252,025
1,700,000	Bank of America Corp	6.000	09/01/17	A2	1,768,044
1,750,000	Bank of America Corp	5.750	12/01/17	A2	1,794,230

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,225,000		Bank of America Corp	7.630%	06/01/19	A2	$2,545,095
1,275,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	1,342,185
875,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	927,975
178,357		Bank One Corp	5.900	11/15/11	A1	190,289
2,225,000		Bank One Corp	5.250	01/30/13	A1	2,391,239
825,000		Barclays Bank plc	5.200	07/10/14	Aa3	880,966
980,000		Barclays Bank plc	6.050	12/04/17	Baa1	1,010,643
350,000	i	BB&T Capital Trust IV	6.820	06/12/57	A3	330,313
1,275,000		BB&T Corp	3.850	07/27/27	A1	1,328,739
1,000,000		Canadian Imperial Bank of Commerce	2.000	02/04/13	Aaa	1,003,856
950,000		Capital One Bank USA NA	8.800	07/15/19	A3	1,147,845
1,100,000		Capital One Capital V	8.880	05/15/40	Baa3	1,198,762
1,480,000		Capital One Financial Corp	5.700	09/15/11	Baa1	1,546,819
750,000		Citigroup, Inc	5.100	09/29/11	A3	781,733
178,357		Citigroup, Inc	6.000	02/21/12	A3	189,166
1,125,000		Citigroup, Inc	5.300	10/17/12	A3	1,181,584
2,375,000		Citigroup, Inc	5.500	10/15/14	A3	2,457,902
1,100,000		Citigroup, Inc	6.130	05/15/18	A3	1,123,968
4,475,000		Citigroup, Inc	8.500	05/22/19	A3	5,223,156
1,700,000		Citigroup, Inc	6.880	03/05/38	A3	1,717,843
850,000		Citigroup, Inc	8.130	07/15/39	A3	981,243
2,270,000		Credit Suisse	5.000	05/15/13	Aa1	2,439,744
2,150,000		Credit Suisse	5.500	05/01/14	Aa1	2,340,129
1,700,000		Credit Suisse	5.300	08/13/19	Aa1	1,743,258
15,700,000		Depfa ACS Bank	5.130	03/16/37	Aa2	11,601,545
900,000		Deutsche Bank AG.	3.880	08/18/14	Aa3	919,533
270,000		Golden West Financial Corp	4.750	10/01/12	A1	283,654
330,000	i	HSBC Capital Funding LP	4.610	12/30/49	A3	303,687
900,000		HSBC Holdings plc	6.500	09/15/37	A1	932,924
1,350,000		ICICI Bank Ltd	5.500	03/25/15	Baa2	1,369,869
1,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	A2	995,426
370,000		JPMorgan Chase & Co	7.880	06/15/10	A1	374,945
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	263,567
2,000,000		JPMorgan Chase & Co	3.700	01/20/15	Aa3	2,012,318
2,980,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	3,235,392
2,275,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	2,510,590
1,700,000		JPMorgan Chase & Co	4.950	03/25/20	Aa3	1,685,489
1,400,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	1,511,593
825,000		Lloyds TSB Bank plc	5.800	01/13/20	Aa3	804,943
500,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	455,717
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	391,188
2,800,000		Northern Trust Corp	4.630	05/01/14	A1	2,977,895
1,900,000		PNC Funding Corp	5.130	02/08/20	A3	1,913,950
1,700,000		Principal Life Global Funding I	5.130	10/15/13	Aa3	1,744,465
1,260,000	i	Rabobank Nederland NV	11.000	12/30/49	A2	1,621,442
1,500,000		Shinhan Bank	4.380	09/15/15	A2	1,493,862
1,400,000		State Street Corp	4.300	05/30/14	A1	1,481,694
1,010,000		Union Bank of California NA	5.950	05/11/16	A3	1,060,194
425,000		USB Capital XIII Trust	6.630	12/15/39	A2	430,211
200,000		Wachovia Bank NA	5.300	10/15/11	A1	211,608
1,300,000		Wachovia Bank NA	4.800	11/01/14	Aa3	1,338,039
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,867,666

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 4,900,000	Wells Fargo & Co	4.750%	02/09/15	Aa3	$5,088,464
560,000	Zions Bancorporation	7.750	09/23/14	Baa3	564,827

	TOTAL DEPOSITORY INSTITUTIONS				102,434,310

ELECTRIC, GAS, AND SANITARY SERVICES - 2.4%
1,100,000	AGL Capital Corp	5.250	08/15/19	Baa1	1,111,783
1,945,000	Alliant Energy Corp	1.000	10/15/14	Baa1	1,960,210
1,175,000	Atmos Energy Corp	8.500	03/15/19	Baa2	1,441,566
2,300,000	Carolina Power & Light Co	5.300	01/15/19	A1	2,419,582
330,000	Carolina Power & Light Co	5.700	04/01/35	A1	327,089
500,000	CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	567,990
270,000	CenterPoint Energy Resources Corp	7.880	04/01/13	Baa3	309,166
1,000,000	CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	972,418
1,225,000	Colbun S.A.	6.000	01/21/20	NR	1,231,802
600,000	Commonweatlh Edison Co	5.900	03/15/36	Baa1	609,023
625,000	Connecticut Light & Power Co	5.500	02/01/19	A2	659,193
939,000	Consolidated Natural Gas Co	6.250	11/01/11	Baa2	1,006,030
330,000	Consolidated Natural Gas Co	5.000	12/01/14	Baa2	351,653
1,750,000	Duke Energy Carolinas LLC	5.750	11/15/13	A1	1,949,570
4,280,000	Duke Energy Carolinas LLC	5.300	02/15/40	A1	4,054,755
2,900,000	Duke Energy Corp	3.950	09/15/14	Baa2	2,988,131
310,000	Enel Finance International S.A.	3.880	10/07/14	A2	314,029
1,175,000	Energy Transfer Partners LP	9.000	04/15/19	Baa3	1,442,797
825,000	FirstEnergy Solutions Corp	4.800	02/15/15	Baa2	844,324
950,000	FirstEnergy Solutions Corp	6.050	08/15/21	Baa2	951,227
500,000	Florida Power Corp	6.400	06/15/38	A1	543,778
950,000	Indiana Michigan Power Co	7.000	03/15/19	Baa2	1,072,237
290,000	Kansas Gas & Electric	6.700	06/15/19	Baa1	326,335
185,000	Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	200,993
1,175,000	Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	1,466,050
850,000	Kinder Morgan Energy Partners LP	6.500	09/01/39	Baa2	873,718
1,400,000	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	1,534,096
270,000	National Fuel Gas Co	5.250	03/01/13	Baa1	283,588
950,000	Nevada Power Co	6.500	08/01/18	Baa3	1,036,951
2,020,000	Nisource Finance Corp	5.400	07/15/14	Baa3	2,130,221
3,000,000	Northern States Power Co	5.350	11/01/39	A1	2,843,652
220,000	Oncor Electric Delivery Co	7.250	01/15/33	Baa1	247,459
670,000	ONEOK Partners LP	5.900	04/01/12	Baa2	718,267
1,050,000	Pacific Gas & Electric Co	8.250	10/15/18	A3	1,281,796
750,000	PacifiCorp	6.000	01/15/39	A2	771,112
2,200,000	PG&E Corp	5.750	04/01/14	Baa1	2,403,205
200,000	Potomac Electric Power Co	7.900	12/15/38	A3	252,771
850,000	Progress Energy, Inc	7.050	03/15/19	Baa2	959,136
675,000	Public Service Co of Colorado	4.880	03/01/13	A2	730,863
270,000	Public Service Co of Colorado	5.500	04/01/14	A2	294,545
2,700,000	Public Service Co of Oklahoma	5.150	12/01/19	Baa1	2,723,736
660,000	Public Service Electric & Gas Co	5.300	05/01/18	A2	696,152
1,800,000	Public Service Electric & Gas Co	5.380	11/01/39	A2	1,729,924
970,000	Republic Services, Inc	5.000	03/01/20	Baa3	951,190
1,395,000	Republic Services, Inc	5.250	11/15/21	Baa3	1,379,055
1,275,000	Republic Services, Inc	6.200	03/01/40	Baa3	1,241,943
475,000	San Diego Gas & Electric Co	6.000	06/01/39	Aa3	503,027

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 950,000	Sempra Energy	6.000%	10/15/39	Baa1	$932,332
650,000	Veolia Environnement	5.250	06/03/13	A3	697,773
1,280,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,368,328
3,925,000	Waste Management, Inc	6.130	11/30/39	Baa3	3,895,351
725,000	Williams Partners LP	3.800	02/15/15	Baa3	723,699
1,275,000	Williams Partners LP	5.250	03/15/20	Baa3	1,277,598
1,425,000	Williams Partners LP	6.300	04/15/40	Baa3	1,416,031

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				65,019,250

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.5%
1,700,000	Amphenol Corp	4.750	11/15/14	Baa3	1,748,771
850,000	Analog Devices, Inc	5.000	07/01/14	A3	897,690
2,270,000	Cisco Systems, Inc	4.450	01/15/20	A1	2,257,418
625,000	General Electric Co	5.250	12/06/17	Aa2	655,530
1,200,000	Hewlett-Packard Co	2.950	08/15/12	A2	1,239,362
725,000	Koninklijke Philips Electronics NV	6.880	03/11/38	A3	819,309
515,000	L-3 Communications Corp	5.200	10/15/19	Baa2	517,566
1,500,000	National Semiconductor Corp	3.950	04/15/15	Baa1	1,483,155
925,000	Nokia OYJ	5.380	05/15/19	A2	974,288
910,000	Tyco International Finance S.A.	6.000	11/15/13	Baa1	1,005,658
515,000	Tyco International Finance S.A.	4.130	10/15/14	Baa1	532,501
1,225,000	Whirlpool Corp	8.000	05/01/12	Baa3	1,346,349

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				13,477,597

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.1%
1,400,000	National Agricultural Cooperative Federation	5.000	09/30/14	A2	1,450,534

	TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				1,450,534

FABRICATED METAL PRODUCTS - 0.0%
425,000	CRH America, Inc	6.950	03/15/12	Baa1	462,053

	TOTAL FABRICATED METAL PRODUCTS				462,053

FOOD AND KINDRED PRODUCTS - 0.8%
1,525,000	Bottling Group LLC	6.950	03/15/14	Aa3	1,765,506
700,000	Bunge Ltd	8.500	06/15/19	Baa2	813,759
700,000	Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	740,912
300,000	Coca-Cola Enterprises, Inc	4.500	08/15/19	A3	301,123
1,750,000	Dr Pepper Snapple Group, Inc	2.350	12/21/12	Baa2	1,762,409
575,000	Dr Pepper Snapple Group, Inc	6.120	05/01/13	Baa2	639,375
835,000	Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa2	953,912
825,000	Dr Pepper Snapple Group, Inc	7.450	05/01/38	Baa2	980,025
925,000	General Mills, Inc	5.250	08/15/13	Baa1	1,009,844
1,500,000	General Mills, Inc	5.650	02/15/19	Baa1	1,608,926
178,357	Kraft Foods, Inc	6.250	06/01/12	Baa2	195,189
755,000	Kraft Foods, Inc	6.130	02/01/18	Baa2	826,264
1,200,000	Kraft Foods, Inc	5.380	02/10/20	Baa2	1,219,626
330,000	Kraft Foods, Inc	6.500	11/01/31	Baa2	339,680
1,700,000	Kraft Foods, Inc	6.500	02/09/40	Baa2	1,761,678
2,600,000	Mead Johnson Nutrition Co	4.900	11/01/19	Baa1	2,580,325
2,200,000	Mead Johnson Nutrition Co	5.900	11/01/39	Baa1	2,142,897
275,000	PepsiAmericas, Inc	5.750	07/31/12	Baa1	300,793
150,000	PepsiAmericas, Inc	4.380	02/15/14	Baa1	158,577

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 550,000	PepsiCo, Inc	7.900%	11/01/18	Aa3	$681,204
178,357	Tyson Foods, Inc	8.250	10/01/11	B2	192,180

	TOTAL FOOD AND KINDRED PRODUCTS				20,974,204

FOOD STORES - 0.2%
875,000	Delhaize Group S.A.	5.880	02/01/14	Baa3	956,771
850,000	Delhaize Group S.A.	6.500	06/15/17	Baa3	938,754
500,000	Kroger Co	6.200	06/15/12	Baa2	542,793
275,000	Kroger Co	5.000	04/15/13	Baa2	292,812
900,000	Kroger Co	6.400	08/15/17	Baa2	1,000,592
175,000	Kroger Co	6.800	12/15/18	Baa2	196,838
375,000	Safeway, Inc	5.000	08/15/19	Baa2	378,326

	TOTAL FOOD STORES				4,306,886

GENERAL MERCHANDISE STORES - 0.1%
425,000	TJX Cos, Inc	6.950	04/15/19	A3	502,206
875,000	Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	835,989
1,000,000	Wal-Mart Stores, Inc	5.630	04/01/40	Aa2	996,397

	TOTAL GENERAL MERCHANDISE STORES				2,334,592

HEALTH SERVICES - 0.1%
500,000	Express Scripts, Inc	7.250	06/15/19	Baa3	578,847
1,150,000	Quest Diagnostics, Inc	6.400	07/01/17	Baa2	1,274,683

	TOTAL HEALTH SERVICES				1,853,530

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
510,000	AMB Property LP	6.630	12/01/19	Baa1	519,072
325,000	Boston Properties LP	5.880	10/15/19	Baa2	337,384
500,000	Boston Properties LP	2.880	02/15/37	NR	498,125
350,000	Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	376,623
350,000	Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	332,181
500,000	Developers Diversified Realty Corp	7.500	04/01/17	Baa3	505,837
600,000	Digital Realty Trust LP	5.880	02/01/20	Baa2	586,698
178,357	EOP Operating LP	7.000	07/15/11	WR	185,652
50,000	Federal Realty Investment Trust	5.650	06/01/16	Baa1	49,966
100,000	Federal Realty Investment Trust	5.900	04/01/20	Baa1	100,208
600,000	Health Care REIT, Inc	6.130	04/15/20	Baa2	601,864
375,000	Highwoods Properties, Inc	5.850	03/15/17	Baa3	358,435
150,000	Kimco Realty Corp	5.700	05/01/17	Baa1	150,436
375,000	Mack-Cali Realty Corp	7.750	08/15/19	Baa2	413,520
230,000	National Retail Properties, Inc	6.880	10/15/17	Baa2	235,923
75,000	Nationwide Health Properties, Inc	6.250	02/01/13	Baa2	79,865
125,000	PPF Funding, Inc	5.350	04/15/12	Baa2	127,381
325,000	ProLogis	7.630	08/15/14	Baa2	355,352
25,000	ProLogis	5.750	04/01/16	Baa2	24,490
375,000	ProLogis	5.630	11/15/16	Baa2	362,742
350,000	ProLogis	7.380	10/30/19	Baa2	359,283
850,000	ProLogis	6.880	03/15/20	Baa2	839,575
500,000	Realty Income Corp	5.950	09/15/16	Baa1	510,086
525,000	Regency Centers LP	5.250	08/01/15	Baa2	525,001
50,000	Regency Centers LP	5.880	06/15/17	Baa2	49,916
350,000	Simon Property Group LP	6.750	05/15/14	A3	382,923

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 150,000	Simon Property Group LP	5.250%	12/01/16	A3	$148,648
710,000	Simon Property Group LP	10.350	04/01/19	A3	892,729

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				9,909,915

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.4%
325,000	Black & Decker Corp	8.950	04/15/14	Baa1	384,788
935,000	Dover Corp	6.500	02/15/11	A2	981,701
1,625,000	Hewlett-Packard Co	4.250	02/24/12	A2	1,716,631
975,000	Hewlett-Packard Co	4.750	06/02/14	A2	1,052,640
650,000	Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	788,148
850,000	International Game Technology	7.500	06/15/19	Baa2	962,744
3,075,000	ITT Corp	4.900	05/01/14	Baa1	3,265,668
645,000	John Deere Capital Corp	2.950	03/09/15	A2	644,804
675,000	Xerox Corp	8.250	05/15/14	Baa2	783,759
750,000	Xerox Corp	4.250	02/15/15	Baa2	756,194
450,000	Xerox Corp	5.630	12/15/19	Baa2	462,549

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				11,799,626

INSTRUMENTS AND RELATED PRODUCTS - 0.5%
500,000	Agilent Technologies, Inc	4.450	09/14/12	Baa3	523,981
950,000	Boston Scientific Corp	4.500	01/15/15	Ba1	910,451
600,000	Medtronic, Inc	4.750	09/15/15	A1	649,072
1,050,000	Medtronic, Inc	4.450	03/15/20	A1	1,044,973
1,200,000	St. Jude Medical, Inc	3.750	07/15/14	Baa1	1,230,479
1,320,000	Stryker Corp	3.000	01/15/15	A3	1,319,381
950,000	Stryker Corp	4.380	01/15/20	A3	942,117
1,450,000	Thermo Fisher Scientific, Inc	2.150	12/28/12	Baa1	1,445,057
485,000	Thermo Fisher Scientific, Inc	3.250	11/18/14	Baa1	477,615
500,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa1	525,187
650,000	Xerox Corp	7.630	06/15/13	Baa2	666,784
105,000	Zimmer Holdings, Inc	4.630	11/30/19	Baa1	104,388
2,685,000	Zimmer Holdings, Inc	5.750	11/30/39	Baa1	2,628,625

	TOTAL INSTRUMENTS AND RELATED PRODUCTS				12,468,110

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
1,700,000	Hartford Financial Services Group, Inc	4.000	03/30/15	Baa3	1,684,125
1,700,000	Hartford Financial Services Group, Inc	5.500	03/30/20	Baa3	1,674,344
850,000	Hartford Financial Services Group, Inc	6.630	03/30/40	Baa3	836,360

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				4,194,829

INSURANCE CARRIERS - 0.8%
850,000	ACE INA Holdings, Inc	5.880	06/15/14	A3	933,498
460,000	Aetna, Inc	6.500	09/15/18	A3	513,298
425,000	Aetna, Inc	6.630	06/15/36	A3	447,838
2,525,000	Aflac, Inc	8.500	05/15/19	A2	3,040,231
1,950,000	Aflac, Inc	6.900	12/17/39	A2	2,009,602
1,175,000	Allstate Corp	7.450	05/16/19	A3	1,378,818
1,325,000	American Financial Group, Inc	9.880	06/15/19	Baa2	1,562,180
750,000	Chubb Corp	6.000	05/11/37	A2	769,280
250,000	Metlife, Inc	5.000	06/15/15	A3	262,141
1,700,000	Metlife, Inc	6.750	06/01/16	A3	1,905,110
500,000	Metlife, Inc	5.700	06/15/35	A3	479,573

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,700,000	Prudential Financial, Inc	7.380%	06/15/19	Baa2	$3,096,328
1,600,000	Prudential Funding LLC	6.750	09/15/23	A3	1,697,410
925,000	Travelers Cos, Inc	5.800	05/15/18	A2	990,885
250,000	Travelers Cos, Inc	5.900	06/02/19	A2	273,424
750,000	WellPoint, Inc	5.880	06/15/17	Baa1	805,252
655,000	WellPoint, Inc	5.850	01/15/36	Baa1	633,789

	TOTAL INSURANCE CARRIERS				20,798,657

METAL MINING - 0.2%
1,500,000	Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	1,668,750
410,000	Newmont Mining Corp	6.250	10/01/39	Baa2	409,988
850,000	Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	934,315
900,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	1,013,011
750,000	Rio Tinto Finance USA Ltd	9.000	05/01/19	Baa1	962,573

	TOTAL METAL MINING				4,988,637

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.0%
560,000	Harsco Corp	5.130	09/15/13	Baa1	593,207

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				593,207

MISCELLANEOUS RETAIL - 0.2%
2,650,000	CVS Caremark Corp	5.750	06/01/17	Baa2	2,857,736
175,000	CVS Caremark Corp	6.600	03/15/19	Baa2	195,653
900,000	Staples, Inc	9.750	01/15/14	Baa2	1,091,097

	TOTAL MISCELLANEOUS RETAIL				4,144,486

MOTION PICTURES - 0.1%
1,088,357	Time Warner, Inc	6.880	05/01/12	Baa2	1,197,144
850,000	Time Warner, Inc	6.500	11/15/36	Baa2	873,178

	TOTAL MOTION PICTURES				2,070,322

NONDEPOSITORY INSTITUTIONS - 2.4%
575,000	American Express Co	7.000	03/19/18	A3	653,080
2,075,000	American Express Co	8.130	05/20/19	A3	2,513,238
1,350,000	American Honda Finance Corp	5.130	12/15/10	A1	1,390,457
1,200,000	Anglo American Capital plc	9.380	04/08/14	Baa1	1,441,465
825,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	Baa1	812,485
6,000,000	CDP Financial, Inc	3.000	11/25/14	Aaa	5,907,834
5,200,000	Countrywide Home Loans, Inc	4.000	03/22/11	A2	5,345,959
600,000	General Electric Capital Corp	5.880	02/15/12	Aa2	644,957
178,357	General Electric Capital Corp	6.000	06/15/12	Aa2	193,306
1,650,000	General Electric Capital Corp	5.900	05/13/14	Aa2	1,815,406
6,100,000	General Electric Capital Corp	5.500	06/04/14	Aa2	6,589,720
3,900,000	General Electric Capital Corp	5.500	01/08/20	Aa2	3,979,034
1,225,000	General Electric Capital Corp	6.880	01/10/39	Aa2	1,321,297
1,520,000	HSBC Finance Corp	5.250	01/14/11	A3	1,567,094
178,357	HSBC Finance Corp	7.000	05/15/12	A3	194,504
7,250,000	HSBC Finance Corp	6.380	11/27/12	A3	7,940,199
250,000	HSBC Finance Corp	4.750	07/15/13	A3	262,563
1,400,000	Hutchinson Whampoa International	5.750	09/11/19	A3	1,453,276
3,250,000	Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	3,417,193

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,000,000	Kreditanstalt fuer Wiederaufbau	4.000%	01/27/20	Aaa	$2,989,497
775,000	Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	839,199
3,000,000	Landwirtschaftliche Rentenbank	5.130	02/01/17	Aaa	3,272,418
1,400,000	LUKOIL International Finance BV	7.250	11/05/19	Baa2	1,470,000
1,077,000	MBNA Corp	6.130	03/01/13	A2	1,156,606
178,357	National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	A2	196,194
1,330,000	National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	1,356,951
1,610,000	National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	1,762,919
850,000	National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	1,130,556
1,845,000	Svensk Exportkredit AB	5.130	03/01/17	Aa1	2,007,321
1,400,000	TNK-BP Finance S.A.	6.250	02/02/15	Baa2	1,470,000
843,750	Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	889,422

	TOTAL NONDEPOSITORY INSTITUTIONS				65,984,150

OIL AND GAS EXTRACTION - 1.5%
1,925,000	Anadarko Petroleum Corp	5.950	09/15/16	Baa3	2,097,232
510,000	Anadarko Petroleum Corp	8.700	03/15/19	Baa3	630,962
850,000	Anadarko Petroleum Corp	7.950	06/15/39	Baa3	1,021,713
1,335,000	Anadarko Petroleum Corp	6.200	03/15/40	Baa3	1,313,527
1,325,000	Baker Hughes, Inc	6.500	11/15/13	A2	1,515,043
1,110,000	Baker Hughes, Inc	6.880	01/15/29	A2	1,267,381
600,000	BJ Services Co	5.750	06/01/11	Baa1	627,640
930,000	Burlington Resources Finance Co	6.400	08/15/11	A2	992,161
1,110,000	Burlington Resources Finance Co	7.200	08/15/31	A2	1,272,005
725,000	Cenovus Energy, Inc	4.500	09/15/14	Baa2	756,391
178,357	Devon Financing Corp ULC	6.880	09/30/11	Baa1	192,449
325,000	EnCana Corp	6.500	05/15/19	Baa2	362,489
350,000	EnCana Corp	6.630	08/15/37	Baa2	375,881
1,325,000	Enterprise Products Operating LLC	4.600	08/01/12	Baa3	1,397,658
500,000	Enterprise Products Operating LLC	5.600	10/15/14	Baa3	541,192
250,000	Enterprise Products Operating LLC	5.000	03/01/15	Baa3	265,017
700,000	Enterprise Products Operating LLC	6.300	09/15/17	Baa3	768,937
400,000	Enterprise Products Operating LLC	6.500	01/31/19	Baa3	442,023
2,000,000	Enterprise Products Operating LLC	6.130	10/15/39	Baa3	1,966,456
725,000	EOG Resources, Inc	5.630	06/01/19	A3	778,108
500,000	Husky Energy, Inc	6.250	06/15/12	Baa2	542,360
400,000	Husky Energy, Inc	6.800	09/15/37	Baa2	434,403
2,200,000	Nexen, Inc	7.500	07/30/39	Baa3	2,509,499
550,000	Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	566,030
375,000	Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	363,566
1,835,000	Petrobras International Finance Co	7.880	03/15/19	Baa1	2,146,138
823,000	Petrobras International Finance Co	6.880	01/20/40	Baa1	849,488
1,400,000	Petroleos Mexicanos	4.880	03/15/15	Baa1	1,437,800
250,000	Petroleos Mexicanos	8.000	05/03/19	Baa1	293,125
1,400,000	Petroleos Mexicanos	6.000	03/05/20	Baa1	1,435,000
1,230,000	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	1,399,125
1,400,000	Petronas Capital Ltd	5.250	08/12/19	A1	1,419,214
1,700,000	Plains All American Pipeline LP	5.750	01/15/20	Baa3	1,743,274
1,200,000	Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	Aa2	1,230,000
950,000	SEACOR Holdings, Inc	7.380	10/01/19	Ba1	977,885
2,230,000	XTO Energy, Inc	6.250	04/15/13	Baa2	2,489,883
1,000,000	XTO Energy, Inc	4.630	06/15/13	Baa2	1,072,180

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 750,000	XTO Energy, Inc	5.500%	06/15/18	Baa2	$814,234

	TOTAL OIL AND GAS EXTRACTION				40,307,469

PAPER AND ALLIED PRODUCTS - 0.0%
357	International Paper Co	6.750	09/01/11	Baa3	372
800,000	International Paper Co	7.300	11/15/39	Baa3	854,922

	TOTAL PAPER AND ALLIED PRODUCTS				855,294

PETROLEUM AND COAL PRODUCTS - 0.7%
1,650,000	BP Capital Markets plc	3.130	03/10/12	Aa1	1,709,250
2,500,000	BP Capital Markets plc	3.880	03/10/15	Aa1	2,596,442
1,625,000	Chevron Corp	3.450	03/03/12	Aa1	1,691,653
2,125,000	ConocoPhillips	4.600	01/15/15	A1	2,279,034
1,725,000	ConocoPhillips	6.500	02/01/39	A1	1,926,925
700,000	Hess Corp	8.130	02/15/19	Baa2	853,265
1,500,000	Hess Corp	6.000	01/15/40	Baa2	1,481,255
500,000	Marathon Oil Corp	6.500	02/15/14	Baa1	560,589
975,000	Marathon Oil Corp	7.500	02/15/19	Baa1	1,145,239
1,700,000	Shell International Finance BV	4.380	03/25/20	Aa1	1,685,346
425,000	Shell International Finance BV	6.380	12/15/38	Aa1	468,013
625,000	Statoil ASA	2.900	10/15/14	Aa2	624,997
775,000	Valero Energy Corp	4.500	02/01/15	Baa2	776,417
2,000,000	Valero Energy Corp	6.130	02/01/20	Baa2	2,000,505

	TOTAL PETROLEUM AND COAL PRODUCTS				19,798,930

PIPELINES, EXCEPT NATURAL GAS - 0.2%
725,000	Enbridge Energy Partners LP	5.200	03/15/20	Baa2	728,160
900,000	Rockies Express Pipeline LLC	6.250	07/15/13	Ba1	979,277
220,000	TransCanada Pipelines Ltd	4.000	06/15/13	A3	230,962
2,900,000	TransCanada Pipelines Ltd	7.690	06/30/16	A3	3,307,557
1,000,000	TransCanada Pipelines Ltd	5.850	03/15/36	A3	996,385

	TOTAL PIPELINES, EXCEPT NATURAL GAS				6,242,341

PRIMARY METAL INDUSTRIES - 0.2%
178,357	Alcoa, Inc	6.500	06/01/11	Baa3	186,938
750,000	ArcelorMittal	5.380	06/01/13	Baa3	798,310
415,000	ArcelorMittal	9.850	06/01/19	Baa3	527,464
2,000,000	ArcelorMittal	7.000	10/15/39	Baa3	2,053,964
1,345,000	CSN Islands XI Corp	6.880	09/21/19	Ba1	1,405,525
1,016,000	Gerdau S.A.	7.000	01/20/20	Baa1	1,071,880
350,000	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	362,454

	TOTAL PRIMARY METAL INDUSTRIES				6,406,535

PRINTING AND PUBLISHING - 0.1%
300,000	News America, Inc	7.250	05/18/18	Baa1	347,120
330,000	News America, Inc	7.630	11/30/28	Baa1	366,829
900,000	News America, Inc	6.200	12/15/34	Baa1	897,643
1,100,000	News America, Inc	6.650	11/15/37	Baa1	1,156,875
900,000	News America, Inc	6.900	08/15/39	Baa1	982,488

	TOTAL PRINTING AND PUBLISHING				3,750,955

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

RAILROAD TRANSPORTATION - 0.2%
$ 670,000		Burlington Northern Santa Fe Corp	6.750%	07/15/11	A3	$712,867
2,000,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	A3	1,980,383
450,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	A3	462,623
370,000		Canadian National Railway Co	4.400	03/15/13	A3	390,795
740,000		CSX Corp	6.250	03/15/18	Baa3	799,605
625,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	670,855
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,238,377
165,000		Union Pacific Corp	6.500	04/15/12	Baa2	180,152
250,000		Union Pacific Corp	5.130	02/15/14	Baa2	267,852

		TOTAL RAILROAD TRANSPORTATION				6,703,509

REAL ESTATE - 0.0%
750,000	i	USB Realty Corp	6.090	12/30/49	A3	608,438

		TOTAL REAL ESTATE				608,438

SECURITY AND COMMODITY BROKERS - 1.8%
800,000		Ameriprise Financial, Inc	5.300	03/15/20	A3	809,313
1,700,000		BlackRock, Inc	3.500	12/10/14	A1	1,720,883
1,950,000		BlackRock, Inc	5.000	12/10/19	A1	1,952,001
950,000		Charles Schwab Corp	4.950	06/01/14	A2	1,012,917
178,357		Credit Suisse USA, Inc	6.500	01/15/12	Aa1	193,922
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	1,076,921
1,000,000	i	Goldman Sachs Capital II	5.790	12/30/49	Baa2	847,500
178,357		Goldman Sachs Group, Inc	6.600	01/15/12	A1	193,526
100,000		Goldman Sachs Group, Inc	3.630	08/01/12	A1	103,559
1,500,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	1,626,816
810,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	886,937
2,575,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	2,712,564
1,550,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	1,771,338
3,375,000		Goldman Sachs Group, Inc	5.380	03/15/20	A1	3,343,785
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	193,386
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	499,372
750,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	1,875
5,725,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	6,114,328
1,875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,983,767
1,075,000		Merrill Lynch & Co, Inc	6.400	08/28/17	A2	1,132,970
3,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	3,313,832
3,225,000		Morgan Stanley	6.000	05/13/14	A2	3,483,441
875,000		Morgan Stanley	6.000	04/28/15	A2	937,313
1,190,000		Morgan Stanley	5.750	10/18/16	A2	1,237,186
1,375,000		Morgan Stanley	5.450	01/09/17	A2	1,394,121
965,000		Morgan Stanley	5.950	12/28/17	A2	991,412
835,000		Morgan Stanley	6.630	04/01/18	A2	890,593
1,650,000		Morgan Stanley	7.300	05/13/19	A2	1,822,935
1,500,000		Morgan Stanley	5.630	09/23/19	A2	1,494,711
1,500,000		Morgan Stanley	5.500	01/26/20	A2	1,467,209
950,000		NASDAQ OMX Group, Inc	4.000	01/15/15	Baa3	945,463
665,000		NASDAQ OMX Group, Inc	5.550	01/15/20	Baa3	661,324
325,000		Nomura Holdings, Inc	5.000	03/04/15	Baa2	332,220
325,000		Nomura Holdings, Inc	6.700	03/04/20	Baa2	337,290

		TOTAL SECURITY AND COMMODITY BROKERS				47,486,730

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
$ 305,000	3M Co	4.380%	08/15/13	Aa2	$327,170
1,300,000	3M Co	5.700	03/15/37	Aa2	1,343,786
600,000	Lafarge S.A.	6.150	07/15/11	Baa3	626,714

	TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,297,670

TOBACCO PRODUCTS - 0.1%
850,000	Philip Morris International, Inc	4.880	05/16/13	A2	912,994
1,675,000	Philip Morris International, Inc	6.880	03/17/14	A2	1,918,071
300,000	Philip Morris International, Inc	6.380	05/16/38	A2	326,403

	TOTAL TOBACCO PRODUCTS				3,157,468

TRANSPORTATION EQUIPMENT - 0.2%
1,900,000	Boeing Capital Corp Ltd	6.100	03/01/11	A2	1,994,138
500,000	Embraer Overseas Ltd	6.380	01/15/20	Baa3	508,750
790,000	Goodrich Corp	6.130	03/01/19	Baa2	858,510
975,000	Meccanica Holdings USA	6.250	01/15/40	A3	955,912
1,025,000	United Technologies Corp	4.500	04/15/20	A2	1,029,733
530,000	United Technologies Corp	5.400	05/01/35	A2	512,958
235,000	United Technologies Corp	6.050	06/01/36	A2	246,419

	TOTAL TRANSPORTATION EQUIPMENT				6,106,420

WHOLESALE TRADE-DURABLE GOODS - 0.1%
750,000	Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	798,932
350,000	Vale Overseas Ltd	6.250	01/23/17	Baa2	379,467
725,000	Vale Overseas Ltd	6.880	11/21/36	Baa2	750,049
1,765,000	Vale Overseas Ltd	6.880	11/10/39	Baa2	1,828,800

	TOTAL WHOLESALE TRADE-DURABLE GOODS				3,757,248

WHOLESALE TRADE-NONDURABLE GOODS - 0.3%
2,800,000	Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	Baa2	2,888,427
550,000	Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	Baa2	587,047
950,000	McKesson Corp	6.500	02/15/14	Baa3	1,061,089
2,300,000	Procter & Gamble Co	4.600	01/15/14	Aa3	2,471,191

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				7,007,754

	TOTAL CORPORATE BONDS				809,805,641

	(Cost $780,205,856)

GOVERNMENT BONDS - 58.7%

AGENCY SECURITIES - 6.5%
	Federal Farm Credit Bank (FFCB)
10,000,000	FFCB	2.630	04/21/11	Aaa	10,211,480
	Federal Home Loan Bank (FHLB)
4,000,000	FHLB	2.380	04/30/10	Aaa	4,006,836
2,500,000	FHLB	5.000	11/17/17	Aaa	2,732,358
	Federal Home Loan Mortgage Corp (FHLMC)
7,500,000	FHLMC	5.500	08/20/12	Aaa	8,215,350
5,000,000	FHLMC	2.130	09/21/12	Aaa	5,078,510

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,000,000		FHLMC	4.130%	12/21/12	Aaa	$3,192,609
2,000,000		FHLMC	3.500	05/29/13	Aaa	2,099,934
5,100,000		FHLMC	2.500	04/23/14	Aaa	5,141,596
15,000,000		FHLMC	2.880	02/09/15	Aaa	15,092,114
7,670,000		FHLMC	5.130	10/18/16	Aaa	8,418,830
2,500,000		FHLMC	3.750	03/27/19	Aaa	2,438,835
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,124,700		FGLMC	5.000	04/01/23	Aaa	1,188,749
		Federal National Mortgage Association (FNMA)
4,200,000		FNMA	7.130	06/15/10	Aaa	4,259,724
1,975,000		FNMA	3.250	08/12/10	Aaa	1,996,533
5,000,000		FNMA	1.380	04/28/11	Aaa	5,040,160
4,000,000		FNMA	5.000	10/15/11	Aaa	4,250,232
5,000,000		FNMA	1.750	05/07/13	Aaa	4,987,265
10,000,000		FNMA	2.750	03/13/14	Aaa	10,179,020
10,000,000		FNMA	2.500	05/15/14	Aaa	10,056,880
10,000,000		FNMA	3.000	09/16/14	Aaa	10,183,950
1,806,361		FNMA	4.500	03/25/33	Aaa	1,902,656
4,073,936		FNMA	6.000	06/01/36	Aaa	4,381,086
1,474,760		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,479,391
10,000,000	j	FDIC Structured Sale Guarantee	0.000	10/25/12		9,606,774
1,100,778		Overseas Private Investment Corp	3.420	01/15/15	NR	1,150,037
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,329,825
7,500,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,863,683
4,750,000		Private Export Funding Corp	3.050	10/15/14	Aaa	4,810,164
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	14,435,902
5,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	5,045,570

		TOTAL AGENCY SECURITIES				174,776,053

FOREIGN GOVERNMENT BONDS - 3.2%
1,000,000		Bahrain Government International Bond	5.500	03/31/20	NR	992,193
970,000		Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	Baa2	1,035,475
1,400,000		Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	Baa2	1,386,000
3,000,000		Bank of England Euro Note	1.630	03/18/13	Aaa	2,978,660
2,000,000		Belgium Government International Bond	2.880	09/15/14	NR	2,015,370
2,100,000		Belgium Kingdom	2.750	03/05/15	NR	2,086,862
1,700,000		Brazilian Government International Bond	5.880	01/15/19	Baa3	1,827,500
250,000		Brazilian Government International Bond	7.130	01/20/37	Baa3	284,625
2,750,000		Canada Government International Bond	2.380	09/10/14	NR	2,744,808
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,726,896
1,110,000		China Development Bank	5.000	10/15/15	A1	1,186,647
840,000		Eksportfinans A/S	5.000	02/14/12	Aa1	896,400
600,000		European Investment Bank	4.880	02/15/36	Aaa	593,699
994,000		Export-Import Bank of Korea	5.880	01/14/15	A2	1,071,485
2,325,000		Export-Import Bank of Korea	4.130	09/09/15	A2	2,332,231
1,690,000		Federal Republic of Germany	3.880	06/01/10	Aaa	1,698,344
2,535,000		Federative Republic of Brazil	6.000	01/17/17	Baa3	2,754,278
488,889		Federative Republic of Brazil	8.000	01/15/18	Baa3	569,800
2,020,000		International Finance Corp	5.130	05/02/11	Aaa	2,099,576
178,357		Italian Republic	5.630	06/15/12	NR	192,732
1,275,000		Italy Government International Bond	5.380	06/12/17	NR	1,370,262
1,400,000		Korea Development Bank	4.380	08/10/15	A2	1,420,931

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,211,000		Korea Expressway Corp	4.500%	03/23/15	A2	$1,229,276
130,000		Mexico Government International Bond	5.880	01/15/14	Baa1	142,870
750,000		Mexico Government International Bond	6.750	09/27/34	Baa1	825,000
1,120,000		Mexico Government International Bond	6.050	01/11/40	Baa1	1,117,200
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,241,295
709,000		Peruvian Government International Bond	7.130	03/30/19	Baa3	821,377
375,000		Peruvian Government International Bond	7.350	07/21/25	Baa3	435,000
1,135,000		Poland Government International Bond	6.380	07/15/19	A2	1,243,413
1,500,000		Portugal Government International Bond	3.500	03/25/15	NR	1,461,708
1,500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	1,606,605
2,000,000		Province of Manitoba Canada	2.130	04/22/13	Aa1	2,021,054
3,740,000		Province of Ontario Canada	3.130	09/08/10	Aa1	3,788,620
5,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	5,130,705
6,000,000		Province of Ontario Canada	4.100	06/16/14	Aa1	6,409,739
6,100,000		Province of Ontario Canada	2.950	02/05/15	Aa1	6,116,243
3,000,000		Province of Ontario Canada	4.000	10/07/19	Aa1	2,945,772
178,357		Province of Quebec Canada	6.130	01/22/11	Aa2	186,348
2,600,000		Province of Quebec Canada	5.130	11/14/16	Aa2	2,847,159
1,285,000		Province of Quebec Canada	4.630	05/14/18	Aa2	1,340,989
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,210,452
820,000		Qatar Govt International Bond	4.000	01/20/15	Aa2	835,170
830,000		Qatar Govt International Bond	6.400	01/20/40	Aa2	867,350
1,377,000		Republic of Hungary	6.250	01/29/20	Baa1	1,464,806
1,400,000		Republic of Korea	5.750	04/16/14	A2	1,528,912
886,000		South Africa Government International Bond	6.880	05/27/19	A3	988,998
2,175,000		South Africa Government International Bond	5.500	03/09/20	A3	2,202,188
205,000		United Mexican States	5.880	02/17/14	Baa1	228,678
700,000		United Mexican States	5.950	03/19/19	Baa1	756,000
1,400,000		United Mexican States	5.130	01/15/20	Baa1	1,414,000

		TOTAL FOREIGN GOVERNMENT BONDS				85,671,701

MORTGAGE BACKED - 32.1%
		Federal Home Loan Mortgage Corp (FHLMC)
1,290,332	i	FHLMC	2.640	02/01/36		1,326,752
395,361	i	FHLMC	5.810	07/01/36		418,932
1,066,005	i	FHLMC	3.310	09/01/36		1,100,455
984,148	i	FHLMC	5.860	09/01/36		1,042,702
1,659,418	i	FHLMC	6.050	09/01/36		1,757,216
2,860,338	i	FHLMC	5.610	03/01/37		3,020,239
3,101,432	i	FHLMC	5.870	04/01/37		3,271,754
1,921,881	i	FHLMC	5.770	05/01/37		2,039,984
617,469	i	FHLMC	5.640	06/01/37		653,463
1,792,456	i	FHLMC	5.700	08/01/37		1,903,183
2,128,407	i	FHLMC	5.740	09/01/37		2,259,669
		Federal Home Loan Mortgage Corp Gold (FGLMC)
32,934		FGLMC	7.500	01/01/16		35,826
3,052		FGLMC	7.500	05/01/16		3,327
3,529		FGLMC	7.500	06/01/16		3,835
1,723,922		FGLMC	4.500	09/01/18		1,814,713
1,785,249		FGLMC	4.500	01/01/19		1,876,481
2,951,144		FGLMC	4.500	05/01/19		3,101,956
1,152,005		FGLMC	4.500	01/01/20		1,210,876

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,255,487	FGLMC	5.000%	05/01/20		$2,402,032
341,791	FGLMC	4.500	07/01/20		358,297
45,765	FGLMC	7.000	10/01/20		51,442
5,215,071	FGLMC	4.500	06/01/21		5,466,909
8,689,049	FGLMC	4.500	06/01/21		9,108,647
3,389,774	FGLMC	4.000	07/01/24		3,444,952
1,242,861	FGLMC	4.500	09/01/24		1,290,839
3,000,000	FGLMC	5.000	04/15/25		3,166,875
3,992	FGLMC	6.500	10/01/28		4,407
63,514	FGLMC	6.500	01/01/29		70,105
12,291	FGLMC	6.500	03/01/29		13,567
60,081	FGLMC	6.500	07/01/29		66,315
9,182	FGLMC	8.000	01/01/31		10,587
79,884	FGLMC	6.500	09/01/31		88,124
110,833	FGLMC	8.000	09/01/31		127,826
625,878	FGLMC	7.000	12/01/31		703,686
1,799,755	FGLMC	6.000	03/01/33		1,956,698
302,493	FGLMC	6.000	03/01/33		328,493
1,688,301	FGLMC	4.500	07/01/33		1,708,826
3,062,610	FGLMC	5.000	09/01/33		3,183,447
1,363,526	FGLMC	5.500	09/01/33		1,447,276
1,315,519	FGLMC	5.500	09/01/33		1,396,320
1,045,554	FGLMC	5.500	09/01/33		1,109,773
1,583,185	FGLMC	5.500	10/01/33		1,680,427
4,442,484	FGLMC	5.500	12/01/33		4,718,124
8,242,564	FGLMC	7.000	12/01/33		9,267,261
4,424,020	FGLMC	5.000	01/01/34		4,598,572
2,296,844	FGLMC	5.000	05/01/34		2,385,314
1,548,686	FGLMC	6.000	09/01/34		1,677,928
10,452,156	FGLMC	5.000	12/01/34		10,854,754
609,116	FGLMC	5.500	12/01/34		645,577
3,718,134	FGLMC	4.500	04/01/35		3,756,364
1,946,888	FGLMC	6.000	05/01/35		2,102,060
2,145,605	FGLMC	7.000	05/01/35		2,412,342
700,429	FGLMC	6.000	07/01/35		756,255
310,104	FGLMC	5.500	08/01/35		328,279
531,920	FGLMC	6.000	08/01/35		574,316
684,127	FGLMC	5.000	10/01/35		708,341
2,093,346	FGLMC	5.000	11/01/35		2,167,436
667,741	FGLMC	6.000	01/01/36		718,249
998,174	FGLMC	5.000	02/01/36		1,033,503
2,074,265	FGLMC	5.500	04/01/36		2,194,539
367,312	FGLMC	6.500	05/01/36		400,375
1,472,237	FGLMC	6.500	10/01/36		1,604,761
2,996,385	FGLMC	5.500	01/01/37		3,170,127
5,485,866	FGLMC	5.500	04/01/37		5,799,363
2,505,337	FGLMC	6.000	08/01/37		2,692,492
1,101,065	FGLMC	6.000	09/01/37		1,183,317
1,879,449	FGLMC	6.500	11/01/37		2,046,279
1,094,535	FGLMC	5.000	04/01/38		1,131,673
4,850,436	FGLMC	5.000	04/01/38		5,015,014
690,168	FGLMC	5.500	07/01/38		729,609

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,832,005	FGLMC	6.000%	11/01/38		$4,116,254
1,962,166	FGLMC	5.500	01/01/39		2,074,297
6,749,058	FGLMC	4.500	05/01/39		6,772,053
3,927,487	FGLMC	4.000	06/01/39		3,810,950
2,653,475	FGLMC	5.000	07/01/39		2,743,243
3,000,000	FGLMC	5.000	04/15/40		3,097,500
	Federal National Mortgage Association (FNMA)
37,757	FNMA	5.000	06/01/13		38,987
1,810,198	FNMA	4.440	07/01/13		1,914,560
17,900	FNMA	6.000	09/01/13		18,954
1,935,844	FNMA	4.760	10/01/13		2,034,512
14,276	FNMA	6.500	12/01/13		15,459
1,464,331	FNMA	4.780	02/01/14		1,555,999
22,153	FNMA	6.000	06/01/14		23,931
4,346,111	FNMA	4.640	11/01/14		4,622,205
4,511,704	FNMA	4.870	03/01/16		4,779,629
48,886	FNMA	6.500	10/01/16		52,940
254,809	FNMA	6.500	11/01/16		275,939
180,109	FNMA	6.500	04/01/17		195,150
1,190,017	FNMA	5.000	12/01/17		1,270,682
2,679,692	FNMA	5.500	04/01/18		2,894,412
230,907	FNMA	5.500	04/01/18		248,474
114,977	FNMA	5.500	05/01/18		124,190
1,068,744	FNMA	4.500	10/01/18		1,125,197
2,505,023	FNMA	5.000	11/01/18		2,661,660
131,916	FNMA	6.000	01/01/19		144,035
275,187	FNMA	4.500	05/01/19		289,293
927,242	FNMA	4.500	06/01/19		974,772
636,937	FNMA	5.000	03/01/20		679,713
441,956	FNMA	4.500	11/01/20		464,610
1,316,992	FNMA	5.000	12/01/20		1,401,326
946,123	FNMA	5.000	03/01/21		1,009,664
857,014	FNMA	5.500	08/01/21		919,793
4,000,000	FNMA	4.500	04/25/23		4,148,752
4,650,333	FNMA	4.500	06/01/23		4,832,755
3,914,158	FNMA	5.000	07/01/23		4,133,390
2,906,215	FNMA	5.000	07/01/23		3,068,992
537,812	FNMA	5.000	11/01/23		560,986
443,611	FNMA	5.500	02/01/24		471,547
3,721,956	FNMA	4.000	05/01/24		3,781,958
247,341	FNMA	5.500	07/01/24		262,770
3,383	FNMA	8.000	07/01/24		3,916
998,241	FNMA	4.500	08/01/24		1,036,932
4,797,586	FNMA	4.000	09/01/24		4,874,930
3,293,502	FNMA	5.000	03/01/25		3,428,557
7,000,000	FNMA	4.000	04/25/25		7,100,625
2,000,000	FNMA	5.000	04/25/25		2,109,376
7,347,176	FNMA	5.000	10/01/25		7,648,457
1,937	FNMA	7.500	01/01/29		2,187
6,169	FNMA	6.500	04/01/29		6,815
16,718	FNMA	7.500	07/01/29		18,918
1,908	FNMA	7.500	07/01/29		2,159

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,953	FNMA	7.500%	02/01/31		$2,212
14,837	FNMA	7.500	03/01/31		16,798
9,347	FNMA	7.500	05/01/31		10,582
14,361	FNMA	6.500	09/01/31		15,867
8,184	FNMA	6.500	10/01/31		9,042
79,336	FNMA	6.500	11/01/31		87,656
173,140	FNMA	6.000	01/01/32		188,428
1,397,794	FNMA	6.500	07/01/32		1,544,366
2,100,478	FNMA	5.500	01/01/33		2,229,820
7,416,863	FNMA	6.000	01/01/33		7,947,169
1,751,531	FNMA	5.000	02/01/33		1,815,986
290,766	FNMA	5.000	02/01/33		301,693
1,121,578	FNMA	4.500	08/01/33		1,135,915
823,446	FNMA	5.000	08/01/33		854,391
530,538	FNMA	5.500	09/01/33		563,042
768,882	FNMA	5.500	09/01/33		815,988
1,879,605	FNMA	4.500	10/01/33		1,903,630
929,656	FNMA	5.000	10/01/33		964,593
770,840	FNMA	5.000	10/01/33		799,809
1,793,707	FNMA	5.500	10/01/33		1,903,598
3,485,471	FNMA	5.500	10/01/33		3,699,008
7,401,371	FNMA	5.000	11/01/33		7,679,519
2,485,767	FNMA	5.500	12/01/33		2,638,057
3,239,571	FNMA	6.000	02/01/34		3,515,490
437,238	FNMA	5.000	03/01/34		453,669
897,661	FNMA	5.000	03/01/34		931,396
324,533	FNMA	5.000	03/01/34		336,729
6,220,696	FNMA	5.000	03/01/34		6,454,473
284,646	FNMA	5.000	03/01/34		295,343
2,520,909	FNMA	5.000	04/01/34		2,611,707
8,048,829	FNMA	5.000	08/01/34		8,337,242
925,263	FNMA	6.000	08/01/34		1,004,069
5,202,098	FNMA	5.500	09/01/34		5,509,426
1,519,442	FNMA	5.500	09/01/34		1,609,207
1,002,420	FNMA	6.000	11/01/34		1,081,532
326,680	FNMA	6.000	12/01/34		352,462
6,570,096	FNMA	4.500	01/01/35		6,625,332
732,225	FNMA	5.500	01/01/35		775,483
16,394,193	FNMA	5.500	02/01/35		17,398,584
5,051,840	FNMA	5.500	04/01/35		5,350,291
2,942,266	FNMA	5.500	04/01/35		3,110,571
611,770	FNMA	6.000	04/01/35		660,051
811,835	FNMA	5.500	05/01/35		858,274
1,838,008	FNMA	6.000	05/01/35		1,966,984
62,687	FNMA	7.500	06/01/35		71,033
1,836,817	FNMA	4.500	08/01/35		1,854,556
2,589,431	FNMA	5.000	08/01/35		2,678,652
6,232,622	FNMA	5.500	09/01/35		6,614,464
2,010,480	FNMA	5.000	10/01/35		2,079,752
2,314,462	FNMA	5.500	10/01/35		2,446,855
2,497,725	FNMA	5.500	10/01/35		2,640,602
734,174	FNMA	5.000	11/01/35		754,882

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,975,585		FNMA	5.500%	11/01/35		$4,202,999
313,951		FNMA	5.500	12/01/35		331,910
1,867,442		FNMA	6.000	12/01/35		1,998,483
349,839		FNMA	5.000	02/01/36		358,285
614,298		FNMA	5.000	02/01/36		629,129
2,650,547		FNMA	5.000	02/01/36		2,741,873
3,528,724	i	FNMA	5.720	02/01/36		3,681,452
1,833,468		FNMA	6.500	02/01/36		1,997,648
4,393,431		FNMA	6.000	03/01/36		4,689,367
1,681,263		FNMA	5.500	04/01/36		1,777,435
2,318,629	i	FNMA	5.920	07/01/36		2,434,140
1,211,777		FNMA	6.500	09/01/36		1,316,879
404,089	i	FNMA	5.760	12/01/36		423,770
2,274,585		FNMA	6.000	12/01/36		2,427,798
1,980,004		FNMA	5.000	02/01/37		2,045,331
8,398,672		FNMA	5.500	02/01/37		8,865,975
452,643		FNMA	7.000	02/01/37		502,470
3,068,201		FNMA	5.500	03/01/37		3,237,305
2,014,325		FNMA	6.500	03/01/37		2,189,035
884,527		FNMA	6.500	03/01/37		959,864
2,037,803		FNMA	7.000	04/01/37		2,262,126
3,402,105		FNMA	6.500	08/01/37		3,691,867
916,470		FNMA	6.500	08/01/37		994,527
1,338,144		FNMA	6.000	09/01/37		1,423,680
1,445,391		FNMA	6.000	09/01/37		1,537,782
866,598		FNMA	6.000	09/01/37		921,993
1,101,824		FNMA	6.000	09/01/37		1,172,254
2,494,499		FNMA	6.500	09/01/37		2,706,959
244,848		FNMA	6.500	09/01/37		265,702
4,788,936	i	FNMA	5.880	10/01/37		5,048,935
1,896,465		FNMA	7.000	11/01/37		2,105,228
5,106,108		FNMA	5.500	01/01/38		5,387,532
453,540		FNMA	6.500	01/01/38		492,169
205,111		FNMA	6.500	02/01/38		222,581
4,003,311		FNMA	6.500	03/01/38		4,343,427
501,195		FNMA	6.500	03/01/38		543,776
1,924,503		FNMA	6.500	03/01/38		2,088,007
4,995,922		FNMA	5.000	04/01/38		5,160,753
4,223,525		FNMA	5.000	04/01/38		4,362,873
11,962,833		FNMA	5.000	04/01/38		12,357,524
37,000,000		FNMA	5.500	04/25/38		38,994,521
57,000,000		FNMA	6.000	04/25/38		60,544,715
3,990,341		FNMA	5.000	05/01/38		4,121,995
1,478,159	i	FNMA	4.900	10/01/38		1,547,813
3,075,257		FNMA	4.500	01/01/39		3,086,043
2,699,098		FNMA	5.500	01/01/39		2,847,859
2,390,983		FNMA	6.000	01/01/39		2,542,697
2,125,363		FNMA	6.000	01/01/39		2,260,223
2,910,534		FNMA	4.500	02/01/39		2,920,742
7,519,202		FNMA	4.500	02/01/39		7,545,574
2,100,431		FNMA	5.500	02/01/39		2,216,197
3,920,718		FNMA	4.500	05/01/39		3,934,076

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,425,346	FNMA	4.500%	08/01/39		$3,437,017
37,000,000	FNMA	4.000	04/25/40		35,866,874
76,000,000	FNMA	4.500	04/25/40		76,166,287
18,000,000	FNMA	5.000	04/25/40		18,568,116
	Government National Mortgage Association (GNMA)
308	GNMA	7.000	01/15/28		346
2,028	GNMA	7.000	02/15/28		2,275
2,037	GNMA	7.000	06/15/28		2,286
2,915	GNMA	7.000	06/15/28		3,272
40,615	GNMA	6.500	09/15/28		44,809
7,640	GNMA	6.500	09/15/28		8,429
32,238	GNMA	6.500	11/15/28		35,567
9,621	GNMA	7.500	11/15/28		10,873
641	GNMA	8.500	07/15/30		747
30,242	GNMA	8.500	10/15/30		35,251
26,383	GNMA	8.500	10/20/30		30,630
4,059	GNMA	8.500	12/15/30		4,731
6,196	GNMA	7.000	06/20/31		6,968
3,380	GNMA	6.500	07/15/31		3,716
29,575	GNMA	7.000	07/15/31		33,240
26,688	GNMA	7.000	07/15/31		29,995
15,937	GNMA	7.500	02/15/32		18,012
2,458	GNMA	6.500	03/15/33		2,683
726,358	GNMA	5.500	07/15/33		774,453
1,636,634	GNMA	5.500	09/15/33		1,745,003
660,079	GNMA	5.500	02/20/35		701,515
4,991,460	GNMA	5.000	03/20/35		5,202,810
4,568,996	GNMA	5.500	05/20/35		4,855,818
1,753,092	GNMA	5.500	02/20/36		1,859,239
324,704	GNMA	6.000	10/20/36		348,741
342,271	GNMA	6.000	01/20/37		366,975
3,975,490	GNMA	5.500	02/15/37		4,215,121
1,109,302	GNMA	6.000	02/20/37		1,189,368
941,440	GNMA	6.000	12/15/37		1,007,407
32,000,000	GNMA	5.000	04/15/38		33,259,999
2,528,975	GNMA	5.000	04/15/38		2,634,519
9,000,000	GNMA	5.500	04/15/38		9,518,904
2,660,518	GNMA	5.500	07/15/38		2,819,223
2,755,156	GNMA	5.500	07/20/38		2,916,879
1,011,037	GNMA	6.000	08/15/38		1,081,565
1,075,876	GNMA	6.000	08/20/38		1,153,670
1,016,138	GNMA	6.500	11/20/38		1,098,909
2,850,853	GNMA	4.500	03/15/39		2,890,469
6,722,162	GNMA	4.500	05/15/39		6,815,574
7,352,022	GNMA	5.000	06/15/39		7,658,850
6,788,636	GNMA	5.000	06/15/39		7,071,952
3,468,987	GNMA	4.500	07/20/39		3,507,310
1,312,673	GNMA	5.000	07/20/39		1,364,193
1,355,903	GNMA	4.000	08/15/39		1,328,526
14,000,000	GNMA	4.500	04/15/40		14,164,066
2,470,414	GNMA	6.230	09/15/43		2,501,797

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,965,773		GNMA	6.500%	01/15/44		$4,281,934

		TOTAL MORTGAGE BACKED				865,160,353

MUNICIPAL BONDS - 0.2%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	696,639
3,750,000		State of California	7.630	03/01/40	Baa1	3,904,388

		TOTAL MUNICIPAL BONDS				4,601,027

U.S. TREASURY SECURITIES - 16.7%
54,236,000		United States Treasury Bond	8.000	11/15/21		73,896,549
3,000,000		United States Treasury Bond	6.380	08/15/27		3,685,782
30,650,000		United States Treasury Bond	5.250	02/15/29		33,351,031
5,194,000		United States Treasury Bond	5.380	02/15/31		5,745,863
101,000		United States Treasury Bond	4.500	02/15/36		98,649
2,509,000		United States Treasury Bond	4.380	02/15/38		2,385,903
7,080,000		United States Treasury Bond	3.500	02/15/39		5,729,271
1,374,000		United States Treasury Bond	4.380	11/15/39		1,299,289
5,000,000		United States Treasury Bond	4.630	02/15/40		4,928,125
1,950,000		United States Treasury Note	0.880	05/31/11		1,958,379
13,250,000		United States Treasury Note	1.000	07/31/11		13,318,317
4,525,000		United States Treasury Note	1.000	08/31/11		4,545,856
12,275,000		United States Treasury Note	1.000	09/30/11		12,324,382
3,600,000		United States Treasury Note	1.000	12/31/11		3,607,171
11,000,000		United States Treasury Note	1.880	06/15/12		11,179,608
2,915,000		United States Treasury Note	1.380	10/15/12		2,918,644
1,562,000		United States Treasury Note	1.380	03/15/13		1,552,847
4,530,000		United States Treasury Note	3.130	08/31/13		4,726,774
7,458,000		United States Treasury Note	2.750	10/31/13		7,674,163
41,182,000		United States Treasury Note	2.000	11/30/13		41,252,791
13,287,000		United States Treasury Note	1.880	04/30/14		13,126,108
30,190,000		United States Treasury Note	2.250	05/31/14		30,230,092
19,370,000		United States Treasury Note	2.630	06/30/14		19,656,017
15,961,000		United States Treasury Note	2.380	08/31/14		15,998,413
32,309,000		United States Treasury Note	2.380	10/31/14		32,266,094
3,755,000		United States Treasury Note	2.130	11/30/14		3,705,716
26,465,000		United States Treasury Note	2.250	01/31/15		26,177,617
33,575,000		United States Treasury Note	2.500	03/31/15		33,480,654
750,000		United States Treasury Note	2.630	02/29/16		737,109
11,900,000		United States Treasury Note	3.250	07/31/16		12,023,653
5,000,000		United States Treasury Note	3.130	01/31/17		4,964,455
650,000		United States Treasury Note	3.000	02/28/17		639,793
17,860,000		United States Treasury Note	3.630	02/15/20		17,555,826
11,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		4,798,387

		TOTAL U.S. TREASURY SECURITIES				451,539,328

		TOTAL GOVERNMENT BONDS				1,581,748,462

		(Cost $1,545,553,641)

STRUCTURED ASSETS - 5.9%

ASSET BACKED - 2.2%
1,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	A1	1,027,939
		Series - 2010 1 (Class C)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,738,467		AmeriCredit Automobile Receivables Trust	5.640%	09/06/13	Aa3	$1,785,008
		Series - 2006 AF (Class A4)
55,677		Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	0
		Series - 2006 WMC1 (Class N1)
7,900,000		Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	8,359,563
		Series - 2009 2A (Class A)
4,000,000		Capital One Multi-Asset Execution Trust	4.790	08/15/13	A2	4,072,035
		Series - 2003 B5 (Class B5)
400,000		CarMax Auto Owner Trust	3.750	12/15/15	NR	399,745
		Series - 2010 1 (Class B)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	447,194
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	251,430
		Series - 2004 2 (Class 1B)
921,579		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aa2	829,658
		Series - 2002 1 (Class AF6)
1,308,867		Citicorp Mortgage Securities, Inc	5.710	07/25/36	Aaa	1,296,393
		Series - 2006 1 (Class A3)
2,889,282		Citicorp Mortgage Securities, Inc	5.560	09/25/36	Aaa	2,842,573
		Series - 2006 2 (Class A3)
1,570,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	Baa2	1,542,057
		Series - 2006 15 (Class A2)
127,275	i,j	Countrywide Home Equity Loan Trust	0.450	02/15/29	B3	57,346
		Series - 2004 B (Class 1A)
1,174,117		Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	1,156,682
		Series - 2007 MX1 (Class A1)
7,000,000		Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	4,928,041
		Series - 2007 1A (Class AF3)
942,948		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	878,784
		Series - 2006 HLTV (Class A3)
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	893,515
		Series - 2006 HLTV (Class A4)
500,000		Hertz Vehicle Financing LLC	5.290	03/25/16	Aaa	521,839
		Series - 2009 2A (Class A2)
5,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	4,987,247
		Series - 2007 1 (Class A3F)
612,908		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	617,243
		Series - 2007 1 (Class A1F)
103,839		Household Automotive Trust	5.610	08/17/11	Aaa	104,426
		Series - 2006 2 (Class A3)
2,031,269		JPMorgan Auto Receivables Trust	5.220	07/15/15	A1	2,082,082
		Series - 2008 A (Class C)
1,150,000		Merrill Auto Trust Securitization	6.150	04/15/15	Aaa	1,228,754
		Series - 2008 1 (Class A4A)
809,858	i,j	Morgan Stanley ABS Capital I	0.270	01/25/37	A2	789,451
		Series - 2007 HE2 (Class A2A)
7,651,073	i	Residential Asset Mortgage Products, Inc	0.870	11/25/34	Aa1	5,730,755
		Series - 2004 RS11 (Class M1)
240,416	i	Residential Asset Securities Corp	6.490	10/25/30	Baa1	204,123
		Series - 2001 KS2 (Class AI6)
1,400,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	1,338,556
		Series - 2006 HI5 (Class A2)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,500,000		Residential Funding Mortgage Securities II, Inc	5.500%	08/25/25	Ba2	$$1,918,767
		Series - 2006 HI5 (Class A3)
628,748		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	620,900
		Series - 2006 HI2 (Class A2)
2,020,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Baa2	1,438,165
		Series - 2006 HI3 (Class A3)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	54,942
		Series - 2006 HI1 (Class M2)
6,760,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Ba2	5,241,177
		Series - 2006 HI4 (Class A3)
1,319,409	i,j	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	Baa2	1,229,853
		Series - 2006 NC2 (Class A2)
623,495	i	Wachovia Loan Trust	0.610	05/25/35	Aaa	377,572
		Series - 2005 SD1 (Class A)
1,010,000	i,j	Wells Fargo Home Equity Trust	0.390	07/25/36	Aa3	892,894
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED				60,146,709

OTHER MORTGAGE BACKED - 3.7%
1,320,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	1,282,603
		Series - 2006 6 (Class A4)
3,950,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	NR	3,791,183
		Series - 2007 2 (Class A4)
278,463		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	278,333
		Series - 2004 8 (Class 3A1)
950,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	949,634
		Series - 2006 PW14 (Class A4)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.460	03/11/39	Aaa	854,780
		Series - 2006 PW11 (Class A4)
910,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	922,414
		Series - 2005 PWR8 (Class A4)
1,855,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	1,927,127
		Series - 2004 PWR4 (Class A3)
1,465,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	1,496,984
		Series - 2006 T24 (Class A4)
1,950,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	1,986,853
		Series - 2004 T16 (Class A6)
2,560,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	NR	2,533,582
		Series - 2007 PW17 (Class A4)
2,180,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	NR	2,104,430
		Series - 2007 PW18 (Class A4)
1,725,000		CITIGROUP	5.320	12/11/49	Aaa	1,669,808
		Series - 2007 CD4 (Class A4)
2,995,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	2,994,499
		Series - 2007 C9 (Class A4)
1,747,141		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	1,490,126
		Series - 2004 30CB (Class 1A15)
773,302		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	755,345
		Series - 2005 17 (Class 1A10)
2,881,773	i,j	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	Aaa	2,466,441
		Series - 2007 TF2A (Class A1)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Credit Suisse/Morgan Stanley Commercial Mortgage
$ 821,600	i,j	Certificate	0.420%	05/15/23	Aaa	$792,525
		Series - 2006 HC1A (Class A1)
920,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	937,130
		Series - 2003 C3 (Class A5)
1,835,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	1,869,796
		Series - 2005 C5 (Class A4)
665,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	NR	545,662
		Series - 2005 C5 (Class AJ)
990,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	Aaa	1,039,378
		Series - 2003 C3 (Class A4)
1,849,486	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/33	Aaa	1,800,560
		Series - 2003 AR1 (Class A5)
1,360,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	Aaa	1,366,124
		Series - 2005 GG5 (Class A5)
2,125,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	Aaa	2,166,260
		Series - 2006 GG7 (Class A4)
6,460,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	6,282,340
		Series - 2007 GG9 (Class A4)
1,800,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	Aaa	1,485,246
		Series - 2007 GG9 (Class AM)
5,825,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	5,662,203
		Series - 2007 GG11 (Class A4)
1,320,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	1,326,642
		Series - 2006 GG6 (Class A4)
2,175,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	NR	1,878,498
		Series - 2006 GG6 (Class AM)
3,965,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	3,925,287
		Series - 2006 GG8 (Class A4)
1,084,341	i	GSR Mortgage Loan Trust	5.080	01/25/36	NR	1,049,622
		Series - 2006 AR1 (Class 2A2)
1,600,000	i,j	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	02/15/20	Aaa	1,306,586
		Series - 2006 FL1A (Class A2)
1,075,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	Aaa	1,137,436
		Series - 2009 IWST (Class A2)
3,395,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	3,310,432
		Series - 2006 LDP9 (Class A3)
1,355,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	1,010,455
		Series - 2007 CB19 (Class AM)
4,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	Aaa	4,065,726
		Series - 2007 LD11 (Class A4)
1,620,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	1,639,177
		Series - 2005 C1 (Class A4)
1,225,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	Aaa	1,259,949
		Series - 2005 C2 (Class A5)
650,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	672,996
		Series - 2003 C1 (Class A4)
5,040,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	NR	4,882,137
		Series - 2007 C1 (Class A4)
2,860,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	NR	2,752,274
		Series - 2007 C2 (Class A3)
975,000	i	Merrill Lynch	5.170	12/12/49	Aaa	943,360

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Series - 2006 4 (Class A3)
$ 861,063	i	Merrill Lynch Mortgage Trust	5.110%	07/12/38	Aaa	$802,817
		Series - 2005 CIP1 (Class AM)
700,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	727,719
		Series - 2006 C1 (Class A4)
775,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	243,445
		Series - 2008 C1 (Class C)
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	1,445,859
		Series - 2006 1 (Class A4)
1,305,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	1,060,858
		Series - 2007 8 (Class AM)
414,489		Morgan Stanley Capital I	4.690	06/13/41	Aaa	417,876
		Series - 2004 T15 (Class A2)
1,485,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	1,522,083
		Series - 2004 T15 (Class A4)
1,800,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	1,881,062
		Series - 2005 HQ5 (Class A4)
5,740,000	i	Morgan Stanley Capital I	5.450	02/12/44	Aaa	5,476,373
		Series - 2007 HQ11 (Class A4)
1,740,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	1,688,546
		Series - 2007 IQ13 (Class A4)
670,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	691,507
		Series - 2006 HQ9 (Class A4)
620,000	i	Morgan Stanley Capital I	5.540	11/12/49	Aaa	540,961
		Series - 2007 T25 (Class AM)
730,000		Morgan Stanley Capital I	4.770	07/15/56	NR	595,785
		Series - 0 IQ9 (Class AJ)
1,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	Aaa	1,445,050
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED				101,151,884

		TOTAL STRUCTURED ASSETS				161,298,593

		(Cost $164,318,386)

		TOTAL BONDS				2,552,852,696

		(Cost $2,490,077,883)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

AGENCY SECURITIES - 0.0%
109,857	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	139,518
346,458	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	440,002

		TOTAL AGENCY SECURITIES				579,520

		TOTAL PREFERRED STOCKS				579,520

		(Cost $11,407,875)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 15.0%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 10.2%
	Federal Home Loan Bank (FHLB)
$ 38,835,000	FHLB	04/01/10	38,835,000

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 20,000,000	FHLB		04/09/10		$19,999,556
35,305,000	FHLB		04/14/10		35,303,470
30,195,000	FHLB		04/23/10		30,193,002
21,185,000	FHLB		05/21/10		21,180,586
	Federal Home Loan Mortgage Corp (FHLMC)
12,000,000	FHLMC		04/12/10		11,999,560
19,445,000	FHLMC		04/13/10		19,444,287
16,925,000	FHLMC		05/17/10		16,921,756
30,565,000	FHLMC		06/17/10		30,558,460
	Federal National Mortgage Association (FNMA)
18,965,000	FNMA		05/03/10		18,962,471
16,405,000	FNMA		05/05/10		16,402,831
15,790,000	FNMA		06/16/10		15,786,668

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				275,587,647

U.S. TREASURY BILLS - 4.8%
23,270,000	United States Treasury Bill		04/29/10		23,267,738
28,720,000	United States Treasury Bill		05/20/10		28,714,782
28,880,000	United States Treasury Bill		05/27/10		28,873,175
27,950,000	United States Cash Management Bill		06/10/10		27,942,285
21,100,000	United States Treasury Bill		09/09/10		21,079,702

	TOTAL U.S. TREASURY BILLS				129,877,682

	TOTAL SHORT-TERM INVESTMENTS				405,465,329

	(Cost $405,455,301)

	TOTAL INVESTMENTS - 109.6%				2,958,897,545
	(Cost $2,906,941,059)
	OTHER ASSETS & LIABILITIES, NET - (9.6)%				(258,357,896)

	NET ASSETS - 100.0%				$2,700,539,649

Abbreviation(s):
ABS	Asset-Based Security
NR	Not Rated by Moody’s
REIT	Real Estate Investment Trust

*	Non-income producing.
†	As provided by Moody’s Investors Services.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BANK LOAN OBLIGATIONS - 1.3%

APPAREL AND ACCESSORY STORES - 0.2%
$ 1,000,000	j	Hanesbrands, Inc	5.250%	11/17/15	Ba1	$1,010,560

		TOTAL APPAREL AND ACCESSORY STORES				1,010,560

BUSINESS SERVICES - 0.2%
1,000,000	j	IMS Health, Inc	5.250	02/26/16	Ba3	1,006,510

		TOTAL BUSINESS SERVICES				1,006,510

CHEMICALS AND ALLIED PRODUCTS - 0.5%
997,500	i	JohnsonDiversey, Inc	5.500	11/24/15	Ba2	1,005,291
989,691	i	Mylan, Inc	3.550	10/02/14	Ba2	989,196
997,487	i	Nalco Co	6.500	05/13/16	Ba1	1,006,215

		TOTAL CHEMICALS AND ALLIED PRODUCTS				3,000,702

NONDEPOSITORY INSTITUTIONS - 0.4%
993,750	i	Reynolds Consumer Products Term Loan	6.250	11/16/15	NR	1,002,853
1,172,561	i	Universal City TL	6.500	11/17/14	Ba2	1,182,809

		TOTAL NONDEPOSITORY INSTITUTIONS				2,185,662

		TOTAL BANK LOAN OBLIGATIONS				7,203,434

		(Cost $7,148,323)

BONDS - 93.0%

CORPORATE BONDS - 39.7%

AGENCY SECURITIES - 1.7%
2,000,000		GMAC, Inc	2.200	12/19/12	Aaa	2,030,054
500,000		KeyBank NA	3.200	06/15/12	Aaa	519,265
2,000,000		New York Community Bank	3.000	12/16/11	Aaa	2,065,728
2,000,000		Regions Bank	3.250	12/09/11	Aaa	2,074,394
2,000,000		Sovereign Bank	2.750	01/17/12	Aaa	2,061,630

		TOTAL AGENCY SECURITIES				8,751,071

AMUSEMENT AND RECREATION SERVICES - 0.4%
500,000		Penn National Gaming, Inc	8.750	08/15/19	B1	507,500
1,000,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,000,000
575,000		Walt Disney Co	4.500	12/15/13	A2	619,233

		TOTAL AMUSEMENT AND RECREATION SERVICES				2,126,733

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.0%
175,000		Home Depot, Inc	5.880	12/16/36	Baa1	169,824
100,000		Lowe’s Cos, Inc	8.250	06/01/10	A1	100,958

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				270,782

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BUSINESS SERVICES - 1.7%
$ 275,000		Adobe Systems, Inc	3.250%	02/01/15	Baa1	$276,090
250,000		Daimler Finance North America LLC	5.880	03/15/11	A3	260,097
250,000		Daimler Finance North America LLC	5.750	09/08/11	A3	263,511
500,000		Hanarotelecom, Inc	7.000	02/01/12	Baa3	526,971
624,000	i	Interpublic Group of Cos, Inc	2.250	11/15/10	Ba2	618,540
750,000		Interpublic Group of Cos, Inc	6.250	11/15/14	Ba2	754,688
500,000		Iron Mountain, Inc	7.750	01/15/15	B2	504,375
420,000		Iron Mountain, Inc	8.380	08/15/21	B2	436,800
1,630,000		Lamar Media Corp	7.250	01/01/13	B2	1,642,224
187,000		Lamar Media Corp	6.630	08/15/15	B2	179,754
1,265,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	1,356,713
300,000		Nielsen Finance LLC	10.000	08/01/14	Caa1	314,250
500,000	j	Nielsen Finance LLC	12.500	08/01/16	Caa1	475,000
200,000		Oracle Corp	4.950	04/15/13	A2	217,274
400,000		Scientific Games Corp	6.250	12/15/12	B1	397,000
500,000		Scientific Games Corp	9.250	06/15/19	B1	528,750
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	630,751

		TOTAL BUSINESS SERVICES				9,382,788

CHEMICALS AND ALLIED PRODUCTS - 0.8%
150,000		Abbott Laboratories	5.600	05/15/11	A1	157,638
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	A3	366,250
75,000		Airgas, Inc	4.500	09/15/14	Baa3	77,404
250,000		Airgas, Inc	7.130	10/01/18	Ba1	275,000
325,000		Eli Lilly & Co	3.550	03/06/12	A1	339,100
150,000		Eli Lilly & Co	5.950	11/15/37	A1	156,971
250,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	271,461
185,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	204,046
250,000		Nalco Co	8.250	05/15/17	Ba2	265,625
135,000		Novartis Capital Corp	4.130	02/10/14	Aa2	142,939
150,000		Novartis Capital Corp	2.900	04/24/15	Aa2	148,953
175,000		Novartis Capital Corp	4.400	04/24/20	Aa2	174,954
500,000		Pfizer, Inc	4.450	03/15/12	A1	529,996
175,000		Pfizer, Inc	5.350	03/15/15	A1	192,825
500,000		Pfizer, Inc	6.200	03/15/19	A1	564,740
200,000		Praxair, Inc	5.250	11/15/14	A2	218,663
250,000		Procter & Gamble Co	5.550	03/05/37	Aa3	252,788
220,000		Schering-Plough Corp	6.550	09/15/37	Aa3	251,247

		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,590,600

COAL MINING - 0.6%
500,000		Arch Coal, Inc	8.750	08/01/16	B1	528,750
500,000		Arch Western Finance LLC	6.750	07/01/13	B1	501,875
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	B1	510,000
400,000		Consol Energy, Inc	8.000	04/01/17	B1	411,000
500,000		Drummond Co, Inc	7.380	02/15/16	B1	487,500
1,000,000		Peabody Energy Corp	7.380	11/01/16	Ba1	1,057,500

		TOTAL COAL MINING				3,496,625

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

COMMUNICATIONS - 4.6%
$ 250,000		America Movil SAB de C.V.	6.130%	03/30/40	A2	$244,298
200,000		American Tower Corp	4.630	04/01/15	Baa3	205,683
275,000		AT&T, Inc	6.150	09/15/34	A2	271,666
425,000		AT&T, Inc	6.500	09/01/37	A2	440,699
800,000		AT&T, Inc	6.300	01/15/38	A2	811,826
75,000		BellSouth Capital Funding Corp	7.880	02/15/30	A2	87,170
175,000		CBS Corp	5.750	04/15/20	Baa3	175,752
750,000		CC Holdings GS V LLC	7.750	05/01/17	Baa3	817,500
1,050,000		Cellco Partnership	3.750	05/20/11	A2	1,082,684
800,000		Cellco Partnership	8.500	11/15/18	A2	998,127
1,000,000		Clearwire Communications LLC	12.000	12/01/15	Caa1	1,020,000
500,000		Comcast Corp	6.400	03/01/40	Baa1	508,216
500,000		Cricket Communications, Inc	7.750	05/15/16	Ba2	518,750
696,000		CSC Holdings, Inc	8.500	04/15/14	Ba3	741,240
250,000		DIRECTV Holdings LLC	4.750	10/01/14	Baa3	261,179
500,000		DIRECTV Holdings LLC	3.550	03/15/15	Baa3	491,974
750,000		DIRECTV Holdings LLC	7.630	05/15/16	Baa3	840,000
500,000		DIRECTV Holdings LLC	5.200	03/15/20	Baa3	492,254
1,250,000		DISH DBS Corp	7.880	09/01/19	Ba3	1,299,999
500,000		Echostar DBS Corp	7.000	10/01/13	Ba3	520,000
781,250	o	Intelsat Bermuda Ltd	11.500	02/04/17	Caa3	800,781
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	541,250
275,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	292,661
200,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	258,242
500,000		Qwest Communications International, Inc	7.130	04/01/18	Ba3	516,250
500,000		Qwest Corp	8.880	03/15/12	Ba1	547,500
655,000		SBA Telecommunications, Inc	8.000	08/15/16	Ba2	689,388
120,000		SBA Telecommunications, Inc	8.250	08/15/19	Ba2	127,800
525,000		Sprint Nextel Corp	6.000	12/01/16	Ba3	473,813
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	81,112
75,000		Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	80,970
525,000		Telefonica Emisiones SAU	5.880	07/15/19	Baa1	562,294
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	A3	506,184
460,000		Telemar Norte Leste S.A.	9.500	04/23/19	Baa2	546,250
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	1,070,751
275,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	307,274
350,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	434,063
625,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	756,305
300,000		Verizon Communications, Inc	4.350	02/15/13	A3	318,204
210,000		Verizon Communications, Inc	8.750	11/01/18	A3	263,447
250,000		Verizon Communications, Inc	6.250	04/01/37	A3	253,368
225,000		Verizon Communications, Inc	8.950	03/01/39	A3	305,115
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	2,343,360
275,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	288,446
125,000		Viacom, Inc	4.380	09/15/14	Baa2	129,149
1,000,000		Virgin Media Finance plc	9.500	08/15/16	B1	1,092,499

		TOTAL COMMUNICATIONS				25,415,493

DEPOSITORY INSTITUTIONS - 4.8%
500,000		Banco Bradesco S.A.	6.750	09/29/19	Baa2	520,000
500,000		Banco do Brasil Cayman	8.500	12/30/49	Baa2	555,000
285,000		Banco do Brasil S.A.	4.500	01/22/15	Baa2	291,481

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 500,000		Banco do Brasil S.A.	6.000%	01/22/20	Baa2	$506,614
500,000		Banco Santander Brasil	4.500	04/06/15	Baa2	498,850
200,000		Bank of America Corp	4.900	05/01/13	A2	209,236
350,000		Bank of America Corp	7.380	05/15/14	A2	393,589
650,000		Bank of America Corp	5.300	03/15/17	A1	643,435
25,000		Bank of America Corp	6.000	09/01/17	A2	26,001
350,000		Bank of America Corp	5.750	12/01/17	A2	358,846
275,000		Bank of America Corp	7.630	06/01/19	A2	314,562
500,000		Bank of China Hong Kong Ltd	5.550	02/11/20	A1	499,097
375,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	394,760
275,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	291,649
550,000		Bank One Corp	5.250	01/30/13	A1	591,093
250,000		Barclays Bank plc	5.200	07/10/14	Aa3	266,960
70,000		Barclays Bank plc	6.050	12/04/17	Baa1	72,189
150,000		BB&T Corp	3.850	07/27/27	A1	156,322
250,000		Capital One Bank USA NA	8.800	07/15/19	A3	302,065
350,000		Capital One Capital V	8.880	05/15/40	Baa3	381,424
300,000		Citigroup, Inc	5.100	09/29/11	A3	312,693
500,000		Citigroup, Inc	5.300	10/17/12	A3	525,149
275,000		Citigroup, Inc	5.500	10/15/14	A3	284,599
300,000		Citigroup, Inc	6.130	05/15/18	A3	306,537
550,000		Citigroup, Inc	8.500	05/22/19	A3	641,952
525,000		Citigroup, Inc	6.880	03/05/38	A3	530,510
275,000		Citigroup, Inc	8.130	07/15/39	A3	317,461
300,000		Credit Suisse	5.000	05/15/13	Aa1	322,433
1,000,000		Credit Suisse	5.500	05/01/14	Aa1	1,088,431
250,000		Credit Suisse	5.300	08/13/19	Aa1	256,362
2,700,000		Depfa ACS Bank	5.130	03/16/37	Aa2	1,995,169
250,000		Deutsche Bank AG.	3.880	08/18/14	Aa3	255,426
250,000		Discover Bank	8.700	11/18/19	Ba1	273,818
250,000		Golden West Financial Corp	4.750	10/01/12	A1	262,642
275,000	i	HSBC Capital Funding LP	4.610	12/30/49	A3	253,073
483,000		ICICI Bank Ltd	5.500	03/25/15	Baa2	490,109
275,000	i	ING Groep NV	5.780	12/30/49	Ba1	234,163
275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	289,924
775,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	855,255
525,000		JPMorgan Chase & Co	4.950	03/25/20	Aa3	520,519
475,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	512,862
250,000		Lloyds TSB Bank plc	5.800	01/13/20	Aa3	243,922
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	227,859
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,162,991
600,000		Principal Life Global Funding I	5.130	10/15/13	Aa3	615,694
700,000	i	Rabobank Nederland NV	11.000	12/30/49	A2	900,800
500,000		Shinhan Bank	4.380	09/15/15	A2	497,954
500,000	i	Shinhan Bank	5.660	03/02/35	Ba1	474,974
225,000	i	Shinhan Bank	6.820	09/20/36	Ba1	218,248
500,000	i	Standard Chartered plc	6.410	12/30/49	Baa3	456,537
450,000		State Street Corp	4.300	05/30/14	A1	476,259
100,000		Union Bank of California NA	5.950	05/11/16	A3	104,970
125,000		USB Capital XIII Trust	6.630	12/15/39	A2	126,533
375,000		Wachovia Bank NA	4.800	11/01/14	Aa3	385,973
350,000		Wachovia Bank NA	5.850	02/01/37	Aa3	326,842

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,850,000	Wells Fargo & Co	4.750%	02/09/15	Aa3	$1,921,154
200,000	Zions Bancorporation	7.750	09/23/14	Baa3	201,724

	TOTAL DEPOSITORY INSTITUTIONS				26,144,694

ELECTRIC, GAS, AND SANITARY SERVICES - 2.5%
700,000	AES Corp	8.750	05/15/13	Ba3	710,500
500,000	AES Corp	8.000	10/15/17	B1	507,500
350,000	AGL Capital Corp	5.250	08/15/19	Baa1	353,749
365,000	Alliant Energy Corp	1.000	10/15/14	Baa1	367,854
250,000	Atmos Energy Corp	8.500	03/15/19	Baa2	306,716
190,000	Carolina Power & Light Co	5.130	09/15/13	A1	207,799
250,000	Carolina Power & Light Co	5.300	01/15/19	A1	262,998
275,000	Carolina Power & Light Co	5.700	04/01/35	A1	272,574
200,000	CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	227,196
300,000	CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	291,725
650,000	Colbun S.A.	6.000	01/21/20	NR	653,609
200,000	Commonweatlh Edison Co	5.900	03/15/36	Baa1	203,008
200,000	Connecticut Light & Power Co	5.500	02/01/19	A2	210,942
575,000	Crosstex Energy, Inc	8.880	02/15/18	B3	592,969
500,000	Duke Energy Corp	3.950	09/15/14	Baa2	515,195
375,000	Energy Transfer Partners LP	9.000	04/15/19	Baa3	460,467
250,000	Indiana Michigan Power Co	7.000	03/15/19	Baa2	282,168
500,000	Intergas Finance BV	6.380	05/14/17	Baa2	515,000
100,000	Kansas Gas & Electric	6.700	06/15/19	Baa1	112,529
250,000	Kinder Morgan Energy Partners LP	6.500	09/01/39	Baa2	256,976
250,000	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	273,946
523,000	Mirant North America LLC	7.380	12/31/13	B1	521,693
250,000	National Fuel Gas Co	5.250	03/01/13	Baa1	262,582
250,000	Nevada Power Co	6.650	04/01/36	Baa3	265,537
200,000	NiSource Finance Corp	10.750	03/15/16	Baa3	254,229
1,000,000	NRG Energy, Inc	7.250	02/01/14	B1	1,007,499
50,000	ONEOK Partners LP	5.900	04/01/12	Baa2	53,602
325,000	Pacific Gas & Electric Co	8.250	10/15/18	A3	396,746
150,000	PacifiCorp	6.000	01/15/39	A2	154,222
500,000	PG&E Corp	5.750	04/01/14	Baa1	546,183
50,000	Potomac Electric Power Co	7.900	12/15/38	A3	63,193
275,000	Progress Energy, Inc	7.050	03/15/19	Baa2	310,309
400,000	Public Service Co of Oklahoma	5.150	12/01/19	Baa1	403,516
285,000	Republic Services, Inc	5.000	03/01/20	Baa3	279,473
145,000	Republic Services, Inc	5.250	11/15/21	Baa3	143,343
375,000	Republic Services, Inc	6.200	03/01/40	Baa3	365,278
500,000	Sabine Pass LNG LP	7.250	11/30/13	B2	470,000
150,000	San Diego Gas & Electric Co	6.000	06/01/39	Aa3	158,851
175,000	Veolia Environnement	5.250	06/03/13	A3	187,862
335,000	Waste Management, Inc	6.130	11/30/39	Baa3	332,469
225,000	Williams Partners LP	3.800	02/15/15	Baa3	224,596

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				13,986,603

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.1%
340,000	Cisco Systems, Inc	4.450	01/15/20	A1	338,116
500,000	Empresas Publicas de Medellin ESP	7.630	07/29/19	Baa3	552,500
75,000	General Electric Co	5.250	12/06/17	Aa2	78,664

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,000,000	L-3 Communications Corp	6.130%	07/15/13	Ba2	$1,015,000
250,000	L-3 Communications Corp	6.380	10/15/15	Ba2	256,563
145,000	L-3 Communications Corp	5.200	10/15/19	Baa2	145,722
300,000	Nokia OYJ	5.380	05/15/19	A2	315,985
500,000	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	Baa2	516,016
500,000	Power Sector Assets & Liabilities Management Corp	7.250	05/27/19	Ba3	541,250
500,000	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	Ba3	526,250
145,000	Tyco International Finance S.A.	4.130	10/15/14	Baa1	149,927
400,000	Whirlpool Corp	8.000	05/01/12	Baa3	439,624
1,100,000	Whirlpool Corp	8.600	05/01/14	Baa3	1,276,591

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,152,208

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.1%
500,000	National Agricultural Cooperative Federation	5.000	09/30/14	A2	518,048

	TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				518,048

FABRICATED METAL PRODUCTS - 0.4%
537,000	Ball Corp	7.130	09/01/16	Ba1	570,562
120,000	Ball Corp	7.380	09/01/19	Ba1	126,450
150,000	CRH America, Inc	6.950	03/15/12	Baa1	163,078
200,000	Crown Americas LLC	7.630	11/15/13	B1	206,000
500,000	Crown Americas LLC	7.750	11/15/15	B1	520,000
500,000	Silgan Holdings, Inc	7.250	08/15/16	Ba3	518,750

	TOTAL FABRICATED METAL PRODUCTS				2,104,840

FOOD AND KINDRED PRODUCTS - 1.2%
475,000	BFF International Ltd	7.250	01/28/20	Ba1	482,125
500,000	Constellation Brands, Inc	8.380	12/15/14	Ba3	540,625
500,000	Constellation Brands, Inc	7.250	09/01/16	Ba3	513,750
320,000	Corp Pesquera Inca Sac	9.000	02/10/17	B2	323,200
1,000,000	Del Monte Corp	7.500	10/15/19	Ba3	1,048,749
100,000	Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa2	114,241
275,000	Dr Pepper Snapple Group, Inc	7.450	05/01/38	Baa2	326,675
450,000	General Mills, Inc	5.650	02/15/19	Baa1	482,678
550,000	Kraft Foods, Inc	6.500	11/01/31	Baa2	566,134
150,000	PepsiAmericas, Inc	5.750	07/31/12	Baa1	164,069
25,000	PepsiAmericas, Inc	4.380	02/15/14	Baa1	26,429
175,000	PepsiCo, Inc	7.900	11/01/18	Aa3	216,747
1,000,000	Smithfield Foods, Inc	10.000	07/15/14	Ba3	1,114,999
300,000	TreeHouse Foods, Inc	7.750	03/01/18	Ba2	311,250

	TOTAL FOOD AND KINDRED PRODUCTS				6,231,671

FOOD STORES - 0.4%
275,000	Delhaize Group S.A.	5.880	02/01/14	Baa3	300,700
250,000	Delhaize Group S.A.	6.500	06/15/17	Baa3	276,104
1,000,000	Ingles Markets, Inc	8.880	05/15/17	B1	1,045,000
75,000	Kroger Co	5.000	04/15/13	Baa2	79,858
50,000	Kroger Co	6.800	12/15/18	Baa2	56,239
500,000	Stater Brothers Holdings	8.130	06/15/12	B2	502,500
95,000	Stater Brothers Holdings	7.750	04/15/15	B2	95,950

	TOTAL FOOD STORES				2,356,351

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
$ 500,000		GSC Holdings Corp	8.000%	10/01/12	Ba1	$518,750

		TOTAL FURNITURE AND HOME FURNISHINGS STORES				518,750

GENERAL BUILDING CONTRACTORS - 0.0%
235,000		Urbi Desarrollos Urbanos SAB de C.V.	9.500	01/21/20	Ba3	254,388

		TOTAL GENERAL BUILDING CONTRACTORS				254,388

GENERAL MERCHANDISE STORES - 0.1%
250,000		JC Penney Corp, Inc	5.750	02/15/18	Ba1	250,312
125,000		TJX Cos, Inc	6.950	04/15/19	A3	147,708
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	238,854

		TOTAL GENERAL MERCHANDISE STORES				636,874

HEALTH SERVICES - 1.2%
1,000,000		Apria Healthcare Group, Inc	11.250	11/01/14	Ba2	1,087,500
1,000,000		CHS	8.880	07/15/15	B3	1,035,000
500,000		DASA Finance Corp	8.750	05/29/18	Ba3	535,000
1,115,000		DaVita, Inc	6.630	03/15/13	B1	1,121,968
250,000		Express Scripts, Inc	7.250	06/15/19	Baa3	289,423
400,000		Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	446,000
262,000	o	HCA, Inc	9.630	11/15/16	B2	280,668
500,000		HCA, Inc	8.500	04/15/19	Ba3	537,813
500,000		HCA, Inc	7.880	02/15/20	Ba3	523,438
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa2	554,210
250,000		US Oncology, Inc	9.130	08/15/17	Ba3	261,250

		TOTAL HEALTH SERVICES				6,672,270

HOLDING AND OTHER INVESTMENT OFFICES - 0.6%
150,000		AMB Property LP	6.630	12/01/19	Baa1	152,668
50,000		Boston Properties LP	5.880	10/15/19	Baa2	51,905
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	107,607
100,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	94,909
150,000		Developers Diversified Realty Corp	9.630	03/15/16	Baa3	167,792
150,000		Developers Diversified Realty Corp	7.500	04/01/17	Baa3	151,751
175,000		Digital Realty Trust LP	5.880	02/01/20	Baa2	171,120
25,000		Federal Realty Investment Trust	5.650	06/01/16	Baa1	24,983
200,000		Health Care REIT, Inc	6.130	04/15/20	Baa2	200,621
125,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	137,840
75,000		National Retail Properties, Inc	6.880	10/15/17	Baa2	76,932
500,000		Odebrecht Finance Ltd	7.000	04/21/20	Baa3	520,625
50,000		PPF Funding, Inc	5.350	04/15/12	Baa2	50,952
100,000		ProLogis	7.630	08/15/14	Baa2	109,339
135,000		ProLogis	5.630	11/15/16	Baa2	130,587
130,000		ProLogis	7.380	10/30/19	Baa2	133,448
250,000		ProLogis	6.880	03/15/20	Baa2	246,934
150,000		Realty Income Corp	5.950	09/15/16	Baa1	153,026
150,000		Regency Centers LP	5.250	08/01/15	Baa2	150,000
25,000		Regency Centers LP	5.880	06/15/17	Baa2	24,958
100,000		Simon Property Group LP	6.750	05/15/14	A3	109,407
25,000		Simon Property Group LP	5.250	12/01/16	A3	24,775

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 210,000	Simon Property Group LP	10.350%	04/01/19	A3	$264,046

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,256,225

HOTELS AND OTHER LODGING PLACES - 0.3%
500,000	Ameristar Casinos, Inc	9.250	06/01/14	B2	523,750
835,000	MGM Mirage	10.380	05/15/14	B1	920,588

	TOTAL HOTELS AND OTHER LODGING PLACES				1,444,338

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.7%
100,000	Black & Decker Corp	8.950	04/15/14	Baa1	118,396
450,000	Brocade Communications Systems, Inc	6.630	01/15/18	Ba2	457,875
287,000	Brocade Communications Systems, Inc	6.880	01/15/20	Ba2	292,740
475,000	Hewlett-Packard Co	4.250	02/24/12	A2	501,784
350,000	Hewlett-Packard Co	4.750	06/02/14	A2	377,871
200,000	Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	242,508
190,000	John Deere Capital Corp	2.950	03/09/15	A2	189,942
575,000	Seagate Technology International	10.000	05/01/14	Ba1	651,188
525,000	Xerox Corp	8.250	05/15/14	Baa2	609,590
150,000	Xerox Corp	5.630	12/15/19	Baa2	154,183

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,596,077

INSTRUMENTS AND RELATED PRODUCTS - 0.2%
125,000	Agilent Technologies, Inc	4.450	09/14/12	Baa3	130,995
275,000	Medtronic, Inc	4.750	09/15/15	A1	297,491
150,000	St. Jude Medical, Inc	3.750	07/15/14	Baa1	153,810
500,000	Xerox Corp	7.630	06/15/13	Baa2	512,911
53,000	Zimmer Holdings, Inc	4.630	11/30/19	Baa1	52,691

	TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,147,898

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
525,000	Hartford Financial Services Group, Inc	4.000	03/30/15	Baa3	520,097
525,000	Hartford Financial Services Group, Inc	5.500	03/30/20	Baa3	517,077
275,000	Hartford Financial Services Group, Inc	6.630	03/30/40	Baa3	270,587

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				1,307,761

INSURANCE CARRIERS - 0.8%
275,000	ACE INA Holdings, Inc	5.880	06/15/14	A3	302,014
240,000	Aetna, Inc	6.500	09/15/18	A3	267,807
150,000	Aetna, Inc	6.630	06/15/36	A3	158,061
375,000	Allstate Corp	7.450	05/16/19	A3	440,048
400,000	Chubb Corp	6.000	05/11/37	A2	410,283
550,000	Metlife, Inc	5.000	06/15/15	A3	576,711
525,000	Metlife, Inc	6.750	06/01/16	A3	588,344
275,000	Metlife, Inc	5.700	06/15/35	A3	263,765
300,000	Prudential Funding LLC	6.750	09/15/23	A3	318,264
300,000	Travelers Cos, Inc	5.800	05/15/18	A2	321,368
75,000	Travelers Cos, Inc	5.900	06/02/19	A2	82,027
250,000	Unum Group	7.130	09/30/16	Ba1	271,759
275,000	WellPoint, Inc	5.850	01/15/36	Baa1	266,095

	TOTAL INSURANCE CARRIERS				4,266,546

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.2%
$ 1,000,000	Corrections Corp of America	7.750%	06/01/17	Ba2	$1,045,000

	TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				1,045,000

LEGAL SERVICES - 0.2%
814,000	FTI Consulting, Inc	7.630	06/15/13	Ba2	824,175

	TOTAL LEGAL SERVICES				824,175

METAL MINING - 0.2%
375,000	Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	417,188
125,000	Newmont Mining Corp	6.250	10/01/39	Baa2	124,996
250,000	Rio Tinto Finance USA Ltd	9.000	05/01/19	Baa1	320,858
350,000	Teck Resources Ltd	9.750	05/15/14	Ba1	414,750

	TOTAL METAL MINING				1,277,792

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
500,000	Harsco Corp	5.130	09/15/13	Baa1	529,649

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				529,649

MISCELLANEOUS RETAIL - 0.4%
250,000	Amerigas Partners LP	7.250	05/20/15	Ba3	253,750
50,000	CVS Caremark Corp	6.600	03/15/19	Baa2	55,901
1,000,000	QVC, Inc	7.500	10/01/19	Ba2	1,019,999
250,000	Staples, Inc	9.750	01/15/14	Baa2	303,083
500,000	Susser Holdings LLC	10.630	12/15/13	B3	520,000

	TOTAL MISCELLANEOUS RETAIL				2,152,733

MOTION PICTURES - 0.1%
375,000	Time Warner, Inc	6.880	05/01/12	Baa2	412,483
275,000	Time Warner, Inc	6.500	11/15/36	Baa2	282,499

	TOTAL MOTION PICTURES				694,982

NONDEPOSITORY INSTITUTIONS - 3.2%
175,000	American Express Co	7.000	03/19/18	A3	198,764
600,000	American Express Co	8.130	05/20/19	A3	726,719
430,000	Anglo American Capital plc	9.380	04/08/14	Baa1	516,525
250,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	Baa1	246,208
500,000	CCL Finance Ltd	9.500	08/15/14	Ba3	575,000
300,000	Countrywide Financial Corp	6.250	05/15/16	A3	308,008
300,000	Countrywide Home Loans, Inc	4.000	03/22/11	A2	308,421
500,000	Ford Motor Credit Co LLC	7.500	08/01/12	B1	517,741
500,000	Ford Motor Credit Co LLC	8.130	01/15/20	B1	524,486
225,000	General Electric Capital Corp	5.880	02/15/12	Aa2	241,859
525,000	General Electric Capital Corp	5.900	05/13/14	Aa2	577,629
2,700,000	General Electric Capital Corp	5.500	06/04/14	Aa2	2,916,760
250,000	General Electric Capital Corp	5.500	01/08/20	Aa2	255,066
400,000	General Electric Capital Corp	6.880	01/10/39	Aa2	431,444
650,000	HSBC Finance Corp	5.250	01/14/11	A3	670,139
1,500,000	HSBC Finance Corp	6.380	11/27/12	A3	1,642,799
500,000	Hutchinson Whampoa International	5.750	09/11/19	A3	519,027
415,000	International Lease Finance Corp	5.750	06/15/11	B1	417,111

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 150,000	International Lease Finance Corp	8.630%	09/15/15	B1	$153,339
300,000	Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	Aaa	325,824
1,000,000	Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	1,051,443
500,000	Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	541,419
500,000	LUKOIL International Finance BV	7.250	11/05/19	Baa2	525,000
554,000	Majapahit Holding BV	8.000	08/07/19	Ba2	608,708
500,000	Majapahit Holding BV	7.750	01/20/20	Ba2	542,500
275,000	MBNA Corp	6.130	03/01/13	A2	295,327
400,000	National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	437,992
250,000	National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	332,517
500,000	T2 Capital Finance Co S.A.	6.950	02/06/17	Baa1	503,750
500,000	TAM LINHAS AERES S.A.	7.380	04/25/17	B1	471,250
500,000	TNK-BP Finance S.A.	6.250	02/02/15	Baa2	525,000

	TOTAL NONDEPOSITORY INSTITUTIONS				17,907,775

OIL AND GAS EXTRACTION - 3.8%
150,000	Anadarko Petroleum Corp	8.700	03/15/19	Baa3	185,577
275,000	Anadarko Petroleum Corp	7.950	06/15/39	Baa3	330,554
1,500,000	Atlas Energy Operating Co LLC	10.750	02/01/18	B3	1,649,999
250,000	Baker Hughes, Inc	6.880	01/15/29	A2	285,446
330,000	Berry Petroleum Co	10.250	06/01/14	B2	363,825
300,000	BJ Services Co	5.750	06/01/11	Baa1	313,820
550,000	Burlington Resources Finance Co	6.400	08/15/11	A2	586,762
275,000	Burlington Resources Finance Co	7.200	08/15/31	A2	315,136
250,000	Chesapeake Energy Corp	7.630	07/15/13	Ba3	260,625
250,000	Chesapeake Energy Corp	6.500	08/15/17	Ba3	241,875
500,000	Denbury Resources, Inc	7.500	04/01/13	B1	505,000
500,000	Empresa Nacional del Petroleo	6.250	07/08/19	A3	506,138
125,000	EnCana Corp	6.500	05/15/19	Baa2	139,419
100,000	EnCana Corp	6.630	08/15/37	Baa2	107,395
750,000	Encore Acquisition Co	9.500	05/01/16	B1	810,938
425,000	Enterprise Products Operating LLC	4.600	08/01/12	Baa3	448,305
275,000	Enterprise Products Operating LLC	5.600	10/15/14	Baa3	297,655
75,000	Enterprise Products Operating LLC	5.000	03/01/15	Baa3	79,505
250,000	Enterprise Products Operating LLC	6.130	10/15/39	Baa3	245,807
225,000	EOG Resources, Inc	5.630	06/01/19	A3	241,482
500,000	Gaz Capital S.A.	6.210	11/22/16	Baa1	515,050
500,000	Gaz Capital S.A.	6.510	03/07/22	Baa1	490,750
500,000	Husky Energy, Inc	6.250	06/15/12	Baa2	542,360
125,000	Husky Energy, Inc	6.800	09/15/37	Baa2	135,751
430,000	KazMunaiGaz Finance Sub BV	11.750	01/23/15	Baa2	552,550
500,000	Nexen, Inc	7.500	07/30/39	Baa3	570,341
100,000	Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	102,915
125,000	Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	121,189
500,000	Petrobras International Finance Co	7.880	03/15/19	Baa1	584,779
494,000	Petrobras International Finance Co	6.880	01/20/40	Baa1	509,899
500,000	Petroleos de Venezuela S.A.	5.500	04/12/37	NR	238,750
500,000	Petroleos Mexicanos	4.880	03/15/15	Baa1	513,500
100,000	Petroleos Mexicanos	8.000	05/03/19	Baa1	117,250
1,000,000	Petroleos Mexicanos	6.000	03/05/20	Baa1	1,025,000
430,000	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	489,125
1,000,000	Petronas Capital Ltd	5.250	08/12/19	A1	1,013,724

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 350,000		Plains Exploration & Production Co	8.630%	10/15/19	B1	$371,000
500,000		Range Resources Corp	7.500	05/15/16	Ba3	515,000
100,000		Range Resources Corp	7.250	05/01/18	Ba3	102,625
440,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	Aa2	451,000
250,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	257,338
1,495,000		Southwestern Energy Co	7.500	02/01/18	Ba2	1,622,075
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	669,924
300,000		XTO Energy, Inc	4.630	06/15/13	Baa2	321,654
450,000		XTO Energy, Inc	5.500	06/15/18	Baa2	488,540

		TOTAL OIL AND GAS EXTRACTION				20,237,352

PAPER AND ALLIED PRODUCTS - 0.7%
500,000		Georgia-Pacific LLC	7.000	01/15/15	Ba2	517,500
750,000		Georgia-Pacific LLC	8.250	05/01/16	Ba2	817,499
950,000		Greif, Inc	7.750	08/01/19	Ba2	988,000
250,000		International Paper Co	7.300	11/15/39	Baa3	267,163
500,000		Verso Paper Holdings LLC	9.130	08/01/14	B2	485,000

		TOTAL PAPER AND ALLIED PRODUCTS				3,075,162

PETROLEUM AND COAL PRODUCTS - 0.7%
500,000		Ashland, Inc	9.130	06/01/17	Ba2	560,000
525,000		BP Capital Markets plc	3.130	03/10/12	Aa1	543,852
250,000		BP Capital Markets plc	3.880	03/10/15	Aa1	259,644
575,000		ConocoPhillips	6.500	02/01/39	A1	642,308
500,000		Ecopetrol S.A.	7.630	07/23/19	Baa2	555,000
175,000		Hess Corp	8.130	02/15/19	Baa2	213,316
175,000		Marathon Oil Corp	6.500	02/15/14	Baa1	196,206
300,000		Marathon Oil Corp	7.500	02/15/19	Baa1	352,381
525,000		Shell International Finance BV	4.380	03/25/20	Aa1	520,475
125,000		Shell International Finance BV	6.380	12/15/38	Aa1	137,651
200,000		Statoil ASA	2.900	10/15/14	Aa2	199,999

		TOTAL PETROLEUM AND COAL PRODUCTS				4,180,832

PIPELINES, EXCEPT NATURAL GAS - 0.1%
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	498,192
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	237,874

		TOTAL PIPELINES, EXCEPT NATURAL GAS				736,066

PRIMARY METAL INDUSTRIES - 0.3%
500,000		ArcelorMittal	9.850	06/01/19	Baa3	635,498
480,000		CSN Islands XI Corp	6.880	09/21/19	Ba1	501,600
562,000		Gerdau S.A.	7.000	01/20/20	Baa1	592,910

		TOTAL PRIMARY METAL INDUSTRIES				1,730,008

PRINTING AND PUBLISHING - 0.2%
100,000		News America, Inc	7.250	05/18/18	Baa1	115,707
250,000		News America, Inc	7.630	11/30/28	Baa1	277,901
250,000		News America, Inc	6.200	12/15/34	Baa1	249,345
325,000		News America, Inc	6.650	11/15/37	Baa1	341,804
250,000		News America, Inc	6.900	08/15/39	Baa1	272,913

		TOTAL PRINTING AND PUBLISHING				1,257,670

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

RAILROAD TRANSPORTATION - 0.5%
$ 275,000		Burlington Northern Santa Fe Corp	6.750%	07/15/11	A3	$292,595
250,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	A3	247,548
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	A3	154,208
550,000		Canadian National Railway Co	4.400	03/15/13	A3	580,911
290,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	B2	297,250
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	294,151
275,000		Union Pacific Corp	6.500	04/15/12	Baa2	300,254
300,000		Union Pacific Corp	5.130	02/15/14	Baa2	321,422

		TOTAL RAILROAD TRANSPORTATION				2,488,339

REAL ESTATE - 0.2%
500,000		Desarrolladora Homex SAB de C.V.	9.500	12/11/19	Ba3	528,750
360,000		Sable International Finance Ltd	7.750	02/15/17	Ba2	374,400

		TOTAL REAL ESTATE				903,150

SECURITY AND COMMODITY BROKERS - 2.2%
225,000		Ameriprise Financial, Inc	5.300	03/15/20	A3	227,619
500,000		BlackRock, Inc	3.500	12/10/14	A1	506,142
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	Baa2	423,750
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	650,726
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	A1	634,315
575,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	605,718
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	199,990
450,000		Goldman Sachs Group, Inc	5.380	03/15/20	A1	445,838
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	145,040
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	374,529
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	1,250
1,000,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	1,068,005
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,745,714
300,000		Merrill Lynch & Co, Inc	6.400	08/28/17	A2	316,178
925,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	996,844
500,000		Morgan Stanley	5.380	10/15/15	A2	519,323
900,000		Morgan Stanley	5.750	10/18/16	A2	935,687
250,000		Morgan Stanley	6.630	04/01/18	A2	266,645
725,000		Morgan Stanley	7.300	05/13/19	A2	800,987
500,000		Morgan Stanley	5.630	09/23/19	A2	498,237
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	Baa3	248,806
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	Baa3	174,033
448,000		Nuveen Investments, Inc	10.500	11/15/15	Caa3	434,560

		TOTAL SECURITY AND COMMODITY BROKERS				12,219,936

SOCIAL SERVICES - 0.1%
500,000		Knowledge Learning Corp, Inc	7.750	02/01/15	B2	485,000

		TOTAL SOCIAL SERVICES				485,000

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
300,000		3M Co	5.700	03/15/37	Aa2	310,104
500,000		Cemex SAB de C.V.	9.500	12/14/16	NR	517,500
980,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	992,250

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,819,854

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

TOBACCO PRODUCTS - 0.1%
$ 550,000	Philip Morris International, Inc	6.880%	03/17/14	A2	$629,814
100,000	Philip Morris International, Inc	6.380	05/16/38	A2	108,801

	TOTAL TOBACCO PRODUCTS				738,615

TRANSPORTATION BY AIR - 0.2%
1,000,000	Bristow Group, Inc	6.130	06/15/13	Ba2	997,500

	TOTAL TRANSPORTATION BY AIR				997,500

TRANSPORTATION EQUIPMENT - 0.4%
500,000	Bombardier, Inc	8.000	11/15/14	Ba2	523,750
750,000	Bombardier, Inc	7.500	03/15/18	Ba2	781,875
150,000	Embraer Overseas Ltd	6.380	01/15/20	Baa3	152,625
265,000	Goodrich Corp	6.130	03/01/19	Baa2	287,981
125,000	Meccanica Holdings USA	6.250	01/15/40	A3	122,553
350,000	United Technologies Corp	4.500	04/15/20	A2	351,616
150,000	United Technologies Corp	6.050	06/01/36	A2	157,289

	TOTAL TRANSPORTATION EQUIPMENT				2,377,689

WATER TRANSPORTATION - 0.2%
500,000	DP World Ltd	6.850	07/02/37	Ba1	429,357
445,000	Hornbeck Offshore Services, Inc	8.000	09/01/17	Ba3	445,000

	TOTAL WATER TRANSPORTATION				874,357

WHOLESALE TRADE-DURABLE GOODS - 0.4%
500,000	Ace Hardware Corp	9.130	06/01/16	Ba2	536,250
500,000	Adaro Indonesia PT	7.630	10/22/19	Ba1	519,400
225,000	Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	239,679
250,000	Rearden G Holdings Eins	7.880	03/30/20	B1	253,125
125,000	Vale Overseas Ltd	6.250	01/23/17	Baa2	135,524
125,000	Vale Overseas Ltd	6.880	11/21/36	Baa2	129,319
205,000	Vale Overseas Ltd	6.880	11/10/39	Baa2	212,410

	TOTAL WHOLESALE TRADE-DURABLE GOODS				2,025,707

WHOLESALE TRADE-NONDURABLE GOODS - 0.4%
500,000	Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	Baa2	515,790
175,000	Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	Baa2	186,788
1,000,000	Inergy LP	6.880	12/15/14	B1	1,000,000
250,000	McKesson Corp	6.500	02/15/14	Baa3	279,234
65,000	SuperValu, Inc	8.000	05/01/16	Ba3	65,813

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,047,625

	TOTAL CORPORATE BONDS				217,256,602

	(Cost $206,148,266)

GOVERNMENT BONDS - 44.1%

AGENCY SECURITIES - 1.0%
	Federal Farm Credit Bank (FFCB)
650,000	FFCB	2.630	04/21/11	Aaa	663,746

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

	Federal Home Loan Mortgage Corp (FHLMC)
$ 990,000	FHLMC	2.500%	04/23/14	Aaa	$998,075
	Federal Home Loan Mortgage Corp Gold (FGLMC)
265,838	FGLMC	5.000	04/01/23	Aaa	280,977
	Federal National Mortgage Association (FNMA)
1,000,000	FNMA	4.000	02/25/19	Aaa	1,029,282
669,023	FNMA	4.500	03/25/33	Aaa	704,687
1,735,012	Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,740,460

	TOTAL AGENCY SECURITIES				5,417,227

FOREIGN GOVERNMENT BONDS - 6.9%
1,500,000	Argentina Government International Bond	2.500	12/31/38	NR	538,500
534,000	Bahrain Government International Bond	5.500	03/31/20	NR	529,831
500,000	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	Baa2	533,750
500,000	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	Baa2	495,000
700,000	Bank of England Euro Note	1.630	03/18/13	Aaa	695,020
235,000	Banque Centrale de Tunisie	8.250	09/19/27	Baa2	287,288
500,000	Barbados Government International Bond	6.630	12/05/35	Baa3	437,313
750,000	Belgium Kingdom	2.750	03/05/15	NR	745,308
735,000	Brazilian Government International Bond	5.880	01/15/19	Baa3	790,125
600,000	Brazilian Government International Bond	7.130	01/20/37	Baa3	683,100
500,000	China Development Bank	5.000	10/15/15	A1	534,526
500,000	Colombia Government International Bond	6.130	01/18/41	Ba1	477,500
260,000	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	B1	271,050
500,000	Egypt Government AID Bonds	4.450	09/15/15	Aaa	537,200
350,000	Eksportfinans A/S	5.000	02/14/12	Aa1	373,500
500,000	El Salvador Government International Bond	7.650	06/15/35	Ba1	526,250
275,000	European Investment Bank	4.880	02/15/36	Aaa	272,112
355,000	Export-Import Bank of Korea	5.880	01/14/15	A2	382,673
825,000	Export-Import Bank of Korea	4.130	09/09/15	A2	827,565
500,000	Federal Republic of Germany	3.880	06/01/10	Aaa	502,469
500,000	Federative Republic of Brazil	6.000	01/17/17	Baa3	543,250
444,444	Federative Republic of Brazil	8.000	01/15/18	Baa3	518,000
500,000	Indonesia Government International Bond	6.880	01/17/18	Ba2	556,250
500,000	International Finance Corp	5.130	05/02/11	Aaa	519,697
225,000	Italy Government International Bond	5.380	06/12/17	NR	241,811
1,100,000	Italy Government International Bond	6.880	09/27/23	Aa2	1,261,538
500,000	Korea Development Bank	4.380	08/10/15	A2	507,476
433,000	Korea Expressway Corp	4.500	03/23/15	A2	439,535
100,000	Mexico Government International Bond	5.880	01/15/14	Baa1	109,900
150,000	Mexico Government International Bond	6.750	09/27/34	Baa1	165,000
300,000	Mexico Government International Bond	6.050	01/11/40	Baa1	299,250
50,000	Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	53,969
500,000	Panama Government International Bond	5.200	01/30/20	Ba1	503,750
500,000	Panama Government International Bond	6.700	01/26/36	Ba1	531,250
275,000	Peruvian Government International Bond	7.130	03/30/19	Baa3	318,588
135,000	Peruvian Government International Bond	7.350	07/21/25	Baa3	156,600
1,000,000	Peruvian Government International Bond	6.550	03/14/37	Baa3	1,070,000
1,398,000	Poland Government International Bond	6.380	07/15/19	A2	1,531,533
1,000,000	Portugal Government International Bond	3.500	03/25/15	NR	974,472
600,000	Province of Manitoba Canada	5.000	02/15/12	Aa1	642,642

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 600,000		Province of Ontario Canada	3.130%	09/08/10	Aa1	$607,800
2,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	2,052,281
1,400,000		Province of Ontario Canada	4.100	06/16/14	Aa1	1,495,605
500,000		Province of Ontario Canada	2.950	02/05/15	Aa1	501,332
620,000		Province of Quebec Canada	4.630	05/14/18	Aa2	647,014
291,000		Qatar Govt International Bond	4.000	01/20/15	Aa2	296,384
296,000		Qatar Govt International Bond	6.400	01/20/40	Aa2	309,320
775,000		Republic of El Salvador	7.380	12/01/19	Ba1	844,750
500,000		Republic of Ghana	8.500	10/04/17	NR	546,250
984,000		Republic of Hungary	6.250	01/29/20	Baa1	1,046,746
500,000		Republic of Indonesia	5.880	03/13/20	Ba2	518,750
500,000		Republic of Korea	5.750	04/16/14	A2	546,040
500,000		Republic of Lithuania	6.750	01/15/15	Baa1	545,794
500,000		Republic of Serbia	6.750	11/01/24	NR	495,000
500,000		Republic of the Philippines	6.380	10/23/34	Ba3	490,000
500,000		Republic of Turkey	7.500	07/14/17	Ba2	570,000
470,000		Russia Government International Bond	7.500	03/31/30	Baa1	541,722
730,000		Socialist Republic of Vietnam	6.750	01/29/20	Ba3	744,600
456,000		South Africa Government International Bond	6.880	05/27/19	A3	509,010
775,000		South Africa Government International Bond	5.500	03/09/20	A3	784,688
400,000		South Africa Government International Bond	5.880	05/30/22	A3	406,680
465,000		Turkey Government International Bond	6.750	05/30/40	Ba2	456,863
260,000		Ukraine Government International Bond	6.580	11/21/16	B2	248,014
240,000		Ukraine Government International Bond	6.580	11/21/16	B2	228,600
52,000		United Mexican States	5.880	02/17/14	Baa1	58,006
300,000		United Mexican States	5.950	03/19/19	Baa1	324,000
500,000		United Mexican States	5.130	01/15/20	Baa1	505,000
500,000		Uruguay Government International Bond	6.880	09/28/25	Ba3	542,500

		TOTAL FOREIGN GOVERNMENT BONDS				38,247,340

MORTGAGE BACKED - 28.2%
		Federal Home Loan Mortgage Corp (FHLMC)
709,683	i	FHLMC	2.640	02/01/36		729,713
1,713,230	i	FHLMC	5.810	07/01/36		1,815,371
408,635	i	FHLMC	3.310	09/01/36		421,841
650,752	i	FHLMC	6.050	09/01/36		689,104
655,011	i	FHLMC	5.730	02/01/37		693,854
817,239	i	FHLMC	5.610	03/01/37		862,925
129,226	i	FHLMC	5.870	04/01/37		136,323
144,141	i	FHLMC	5.770	05/01/37		152,999
2,675,700	i	FHLMC	5.640	06/01/37		2,831,671
606,133	i	FHLMC	5.700	08/01/37		643,576
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,749		FGLMC	7.000	09/01/10		3,810
65,287		FGLMC	6.500	12/01/16		70,721
750,146		FGLMC	5.500	01/01/19		810,606
267,866		FGLMC	4.500	01/01/20		281,554
1,293,925		FGLMC	4.500	07/01/20		1,356,409
464,348		FGLMC	4.500	09/01/20		486,771
436,411		FGLMC	5.000	10/01/20		464,766
879,625		FGLMC	5.500	10/01/20		947,221
50,975		FGLMC	7.000	10/01/20		57,298

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 380,146	FGLMC	4.500%	06/01/21		$398,503
707,320	FGLMC	5.500	08/01/21		759,466
293,767	FGLMC	4.500	09/01/24		305,107
140,744	FGLMC	6.500	01/01/29		155,349
9,496	FGLMC	8.000	01/01/31		10,950
624,902	FGLMC	6.000	03/01/33		678,614
2,463,485	FGLMC	5.500	12/01/33		2,616,335
2,389,247	FGLMC	7.000	12/01/33		2,686,272
1,636,505	FGLMC	5.000	01/01/34		1,701,075
606,713	FGLMC	5.000	05/01/34		630,083
916,852	FGLMC	4.500	10/01/34		927,998
451,197	FGLMC	5.500	12/01/34		478,205
1,177,524	FGLMC	5.500	03/01/35		1,246,538
552,827	FGLMC	6.000	04/01/35		596,889
621,821	FGLMC	7.000	05/01/35		699,124
1,058,777	FGLMC	5.500	06/01/35		1,120,830
1,835,068	FGLMC	5.500	06/01/35		1,942,619
562,797	FGLMC	5.000	11/01/35		582,716
248,889	FGLMC	5.000	02/01/36		257,698
518,566	FGLMC	5.500	04/01/36		548,635
72,136	FGLMC	6.500	05/01/36		78,629
490,746	FGLMC	6.500	10/01/36		534,920
499,398	FGLMC	5.500	01/01/37		528,355
1,097,173	FGLMC	5.500	04/01/37		1,159,873
761,650	FGLMC	6.000	08/01/37		819,262
84,697	FGLMC	6.000	09/01/37		91,024
437,012	FGLMC	6.500	11/01/37		475,804
547,267	FGLMC	5.000	04/01/38		565,837
1,616,812	FGLMC	5.000	04/01/38		1,671,671
1,380,337	FGLMC	5.500	07/01/38		1,459,218
1,094,858	FGLMC	6.000	11/01/38		1,176,073
785,497	FGLMC	4.000	06/01/39		762,190
1,000,000	FGLMC	5.000	04/15/40		1,032,500
	Federal National Mortgage Association (FNMA)
25,172	FNMA	5.000	06/01/13		25,992
2,169,379	FNMA	4.780	02/01/14		2,305,183
2,756,518	FNMA	4.640	11/01/14		2,931,630
391,154	FNMA	4.570	01/01/15		414,410
147,472	FNMA	6.500	10/01/16		159,701
60,308	FNMA	6.500	11/01/16		65,309
363,616	FNMA	5.000	12/01/17		388,264
105,621	FNMA	6.500	02/01/18		114,442
257,359	FNMA	5.500	04/01/18		276,938
109,022	FNMA	5.500	05/01/18		117,758
118,368	FNMA	6.000	01/01/19		129,243
926,248	FNMA	4.500	04/01/19		973,727
215,603	FNMA	4.500	06/01/19		226,655
318,468	FNMA	5.000	03/01/20		339,857
102,764	FNMA	4.500	11/01/20		108,032
103,865	FNMA	4.500	12/01/20		108,897
326,415	FNMA	5.000	12/01/20		347,317
473,061	FNMA	5.000	03/01/21		504,832

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 25,403	FNMA	8.000%	03/01/23		$29,288
492,901	FNMA	5.500	02/01/24		523,941
930,489	FNMA	4.000	05/01/24		945,490
1,107,496	FNMA	5.500	07/01/24		1,176,583
499,121	FNMA	4.500	08/01/24		518,466
2,000,000	FNMA	4.000	04/25/25		2,028,750
2,649,168	FNMA	5.000	10/01/25		2,757,800
19,433	FNMA	9.000	11/01/25		22,683
16,387	FNMA	7.500	01/01/29		18,503
372,000	FNMA	7.000	07/01/32		418,061
123,730	FNMA	5.000	02/01/33		128,380
831,814	FNMA	5.500	06/01/33		882,775
342,820	FNMA	5.000	07/01/33		355,703
1,873,081	FNMA	5.500	07/01/33		1,987,835
1,110,474	FNMA	4.500	08/01/33		1,124,668
1,112,192	FNMA	4.500	10/01/33		1,126,408
460,226	FNMA	5.000	10/01/33		477,522
381,604	FNMA	5.000	10/01/33		395,945
919,720	FNMA	5.000	11/01/33		954,283
945,064	FNMA	5.000	11/01/33		980,580
311,933	FNMA	5.500	12/01/33		331,044
344,509	FNMA	5.500	12/01/33		365,615
530,581	FNMA	5.500	12/01/33		563,087
465,829	FNMA	5.500	01/01/34		494,368
214,152	FNMA	5.000	03/01/34		222,200
888,774	FNMA	5.000	03/01/34		922,174
175,423	FNMA	5.000	03/01/34		182,016
1,777,342	FNMA	5.000	03/01/34		1,844,135
212,324	FNMA	5.000	03/01/34		220,304
1,397,916	FNMA	5.000	04/01/34		1,448,266
3,400,003	FNMA	5.000	08/01/34		3,521,834
616,842	FNMA	6.000	08/01/34		669,379
217,787	FNMA	6.000	12/01/34		234,975
542,389	FNMA	5.500	01/01/35		574,432
1,102,719	FNMA	5.500	02/01/35		1,170,277
1,347,157	FNMA	5.500	04/01/35		1,426,744
407,846	FNMA	6.000	04/01/35		440,034
3,486,161	FNMA	5.500	05/01/35		3,685,577
2,459,620	FNMA	5.500	05/01/35		2,600,317
1,087,579	FNMA	6.000	05/01/35		1,163,896
56,988	FNMA	7.500	06/01/35		64,575
529,154	FNMA	6.000	07/01/35		566,285
727,270	FNMA	5.000	08/01/35		752,328
849,903	FNMA	5.500	09/01/35		901,972
2,443,584	FNMA	5.000	10/01/35		2,527,779
190,266	FNMA	5.000	10/01/35		196,822
701,795	FNMA	5.500	10/01/35		741,939
591,121	FNMA	5.500	12/01/35		624,934
677,743	FNMA	5.000	02/01/36		701,095
683,423	FNMA	6.000	03/01/36		729,457
1,016,988	FNMA	5.000	04/01/36		1,050,758
1,656,023	FNMA	6.000	04/01/36		1,767,571

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 453,816		FNMA	6.500%	04/01/36		$493,178
1,449,143	i	FNMA	5.920	07/01/36		1,521,338
1,306,044	i	FNMA	5.720	09/01/36		1,369,001
403,926		FNMA	6.500	09/01/36		438,960
1,751,053	i	FNMA	5.760	12/01/36		1,836,337
566,814		FNMA	6.000	12/01/36		604,994
294,218		FNMA	7.000	02/01/37		326,605
671,442		FNMA	6.500	03/01/37		729,678
61,911		FNMA	7.000	04/01/37		68,726
226,810		FNMA	6.500	08/01/37		246,127
278,421		FNMA	6.500	08/01/37		302,135
102,935		FNMA	6.000	09/01/37		109,514
111,184		FNMA	6.000	09/01/37		118,291
66,661		FNMA	6.000	09/01/37		70,922
84,756		FNMA	6.000	09/01/37		90,173
911,860		FNMA	6.500	09/01/37		989,525
166,300		FNMA	6.500	09/01/37		180,464
468,072		FNMA	6.500	09/01/37		507,938
869,298		FNMA	6.500	09/01/37		943,337
241,717		FNMA	6.500	09/01/37		262,304
311,278	i	FNMA	5.880	10/01/37		328,178
367,606		FNMA	6.000	11/01/37		391,103
1,000,000		FNMA	5.500	04/25/38		1,053,906
2,000,000		FNMA	6.000	04/25/38		2,124,376
2,245,846		FNMA	6.000	11/01/38		2,388,351
687,469		FNMA	5.500	01/01/39		725,359
633,973		FNMA	6.000	01/01/39		674,200
577,544		FNMA	6.000	01/01/39		614,191
790,906		FNMA	4.500	02/01/39		793,680
1,879,801		FNMA	4.500	02/01/39		1,886,393
565,501		FNMA	5.500	02/01/39		596,668
968,078		FNMA	4.500	05/01/39		971,377
758,469		FNMA	4.500	08/01/39		761,054
1,478,812		FNMA	4.000	09/01/39		1,435,163
4,000,000		FNMA	4.000	04/25/40		3,877,500
9,000,000		FNMA	4.500	04/25/40		9,019,692
		Government National Mortgage Association (GNMA)
14,531		GNMA	6.500	09/15/23		15,669
32,437		GNMA	7.500	11/15/23		36,641
5,515		GNMA	7.500	08/15/28		6,233
50,594		GNMA	6.500	12/15/28		55,818
109,242		GNMA	6.500	03/15/29		120,248
31,806		GNMA	8.500	10/20/30		36,926
11,215		GNMA	7.000	06/20/31		12,612
153,328		GNMA	5.000	02/15/33		160,637
180,773		GNMA	5.500	07/15/33		192,742
1,460,905		GNMA	5.000	09/15/33		1,530,548
303,227		GNMA	5.500	11/20/33		322,897
1,248,680		GNMA	5.500	02/20/35		1,327,067
432,138		GNMA	5.500	03/20/35		459,266
270,250		GNMA	6.000	10/20/36		290,257
285,152		GNMA	6.000	01/20/37		305,733

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 414,587		GNMA	6.000%	02/20/37		$444,511
784,136		GNMA	6.000	12/15/37		839,081
2,000,000		GNMA	5.000	04/15/38		2,078,750
670,561		GNMA	5.000	04/15/38		698,547
1,000,000		GNMA	5.500	04/15/38		1,057,656
665,129		GNMA	5.500	07/15/38		704,806
688,789		GNMA	5.500	07/20/38		729,220
262,198		GNMA	6.000	08/15/38		280,488
278,637		GNMA	6.000	08/20/38		298,784
950,284		GNMA	4.500	03/15/39		963,489
305,224		GNMA	5.000	07/20/39		317,203
320,486		GNMA	4.000	08/15/39		314,015
1,000,000		GNMA	4.500	04/15/40		1,011,719
494,083		GNMA	6.230	09/15/43		500,359

		TOTAL MORTGAGE BACKED				155,215,595

MUNICIPAL BONDS - 0.1%
775,000		State of California	7.630	03/01/40	Baa1	806,907

		TOTAL MUNICIPAL BONDS				806,907

U.S. TREASURY SECURITIES - 7.9%
8,302,000		United States Treasury Bond	8.000	11/15/21		11,311,475
4,600,000		United States Treasury Bond	5.250	02/15/29		5,005,375
507,000		United States Treasury Bond	4.500	02/15/36		495,197
2,765,000		United States Treasury Bond	4.380	11/15/39		2,614,653
595,000		United States Treasury Note	0.880	05/31/11		597,557
4,100,000		United States Treasury Note	1.000	09/30/11		4,116,493
250,000		United States Treasury Note	1.000	12/31/11		250,498
2,000,000		United States Treasury Note	1.880	06/15/12		2,032,656
1,164,000		United States Treasury Note	1.380	03/15/13		1,157,179
670,000		United States Treasury Note	2.250	05/31/14		670,890
2,570,000		United States Treasury Note	2.630	06/30/14		2,607,949
3,465,000		United States Treasury Note	2.380	08/31/14		3,473,122
1,215,000		United States Treasury Note	2.380	10/31/14		1,213,386
2,715,000		United States Treasury Note	2.250	01/31/15		2,685,518
2,700,000		United States Treasury Note	2.500	03/31/15		2,692,413
1,000,000		United States Treasury Note	2.380	03/31/16		967,188
470,000		United States Treasury Note	3.250	07/31/16		474,884
225,000		United States Treasury Note	3.000	02/28/17		221,467
259,000		United States Treasury Note	3.630	02/15/20		254,589
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		436,217

		TOTAL U.S. TREASURY SECURITIES				43,278,706

		TOTAL GOVERNMENT BONDS				242,965,775

		(Cost $234,086,708)

STRUCTURED ASSETS - 9.2%

ASSET BACKED - 4.8%
1,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	A1	1,027,939
		Series - 2010 1 (Class C)
362,181		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	371,877
		Series - 2006 AF (Class A4)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 500,000		Avis Budget Rental Car Funding AESOP LLC	5.680%	02/20/14	Aaa	$529,086
		Series - 2009 2A (Class A)
200,000		CarMax Auto Owner Trust	3.750	12/15/15	NR	199,873
		Series - 2010 1 (Class B)
1,423,171		Centex Home Equity	5.540	01/25/32	Aaa	1,345,949
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	447,194
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	251,430
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	79,251
		Series - 2002 2 (Class MF2)
266,118		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	14,640
		Series - 2002 2 (Class BF)
320,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	Baa2	314,305
		Series - 2006 15 (Class A2)
127,275	i,j	Countrywide Home Equity Loan Trust	0.450	02/15/29	B3	57,346
		Series - 2004 B (Class 1A)
140,894		Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	138,802
		Series - 2007 MX1 (Class A1)
3,000,000		Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	2,112,017
		Series - 2007 1A (Class AF3)
1,741,333		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	1,622,841
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,753,936
		Series - 2006 HLTV (Class A4)
250,000		Hertz Vehicle Financing LLC	5.290	03/25/16	Aaa	260,919
		Series - 2009 2A (Class A2)
408,605		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	411,496
		Series - 2007 1 (Class A1F)
164,946	i,j	Morgan Stanley ABS Capital I	0.270	01/25/37	A2	160,789
		Series - 2007 HE2 (Class A2A)
580		New York City Tax Lien	5.930	11/10/19	Aaa	580
		Series - 2006 AA (Class A)
1,000,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Caa2	522,750
		Series - 2006 3 (Class AF3)
711,333		Residential Asset Mortgage Products, Inc	4.970	09/25/33	Aaa	699,606
		Series - 2003 RZ5 (Class A7)
4,781,921	i	Residential Asset Mortgage Products, Inc	0.870	11/25/34	Aa1	3,581,721
		Series - 2004 RS11 (Class M1)
324,886	i	Residential Asset Securities Corp	6.490	10/25/30	Baa1	275,842
		Series - 2001 KS2 (Class AI6)
250,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	239,028
		Series - 2006 HI5 (Class A2)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	A1	5,152,282
		Series - 2006 HI2 (Class A3)
1,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Baa2	711,963
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	244,492
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	412,064
		Series - 2006 HI1 (Class M2)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 3,528,000		Residential Funding Mortgage Securities II, Inc	5.440%	09/25/36	Ba2	$2,735,336
		Series - 2006 HI4 (Class A3)
717,280		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	688,942
		Series - 2002 2 (Class AF6)
269,379	i,j	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	Baa2	251,095
		Series - 2006 NC2 (Class A2)
264,193	i	Wachovia Loan Trust	0.610	05/25/35	Aaa	159,988
		Series - 2005 SD1 (Class A)
205,000	i,j	Wells Fargo Home Equity Trust	0.390	07/25/36	Aa3	181,231
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED				26,956,610

OTHER MORTGAGE BACKED - 4.4%
325,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	315,792
		Series - 2006 6 (Class A4)
435,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	NR	417,510
		Series - 2007 2 (Class A4)
137,513		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	137,448
		Series - 2004 8 (Class 3A1)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	199,923
		Series - 2006 PW14 (Class A4)
110,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	111,501
		Series - 2005 PWR8 (Class A4)
205,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	212,971
		Series - 2004 PWR4 (Class A3)
600,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	613,099
		Series - 2006 T24 (Class A4)
230,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	234,347
		Series - 2004 T16 (Class A6)
740,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	NR	732,363
		Series - 2007 PW17 (Class A4)
450,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	NR	434,401
		Series - 2007 PW18 (Class A4)
1,300,000		Citicorp Mortgage Securities, Inc	5.500	07/25/35	Baa3	914,329
		Series - 2005 4 (Class 1A7)
105,000		CITIGROUP	5.320	12/11/49	Aaa	101,640
		Series - 2007 CD4 (Class A4)
85,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	84,986
		Series - 2007 C9 (Class A4)
574,016		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	489,575
		Series - 2004 30CB (Class 1A15)
1,800,000		Countrywide Alternative Loan Trust	5.500	10/25/35	B3	674,855
		Series - 2005 42CB (Class A12)
382,823		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	373,933
		Series - 2005 17 (Class 1A10)
468,581	i,j	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	Aaa	401,047
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
616,200	i,j	Certificate	0.420	05/15/23	Aaa	594,394
		Series - 2006 HC1A (Class A1)
245,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	249,562
		Series - 2003 C3 (Class A5)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 615,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	Aaa	$626,662
		Series - 2005 C5 (Class A4)
140,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	NR	114,876
		Series - 2005 C5 (Class AJ)
260,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	Aaa	272,968
		Series - 2003 C3 (Class A4)
525,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	Aaa	535,194
		Series - 2006 GG7 (Class A4)
1,065,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	1,035,711
		Series - 2007 GG9 (Class A4)
440,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	Aaa	363,060
		Series - 2007 GG9 (Class AM)
1,415,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	1,375,453
		Series - 2007 GG11 (Class A4)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	326,635
		Series - 2006 GG6 (Class A4)
425,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	NR	367,063
		Series - 2006 GG6 (Class AM)
665,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	658,339
		Series - 2006 GG8 (Class A4)
220,544	i	GSR Mortgage Loan Trust	5.080	01/25/36	NR	213,482
		Series - 2006 AR1 (Class 2A2)
225,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	Aaa	238,068
		Series - 2009 IWST (Class A2)
780,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	760,571
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	Aaa	997,254
		Series - 2007 LD11 (Class A4)
415,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	419,913
		Series - 2005 C1 (Class A4)
325,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	Aaa	334,272
		Series - 2005 C2 (Class A5)
175,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	181,191
		Series - 2003 C1 (Class A4)
1,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	NR	1,084,919
		Series - 2007 C1 (Class A4)
725,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	NR	697,692
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	Aaa	73,765
		Series - 2007 C6 (Class A4)
280,000	i	Merrill Lynch	5.170	12/12/49	Aaa	270,914
		Series - 2006 4 (Class A3)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	225,534
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	285,890
		Series - 2006 C1 (Class A4)
220,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	69,107
		Series - 2008 C1 (Class C)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	258,189
		Series - 2006 1 (Class A4)
365,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	296,715
		Series - 2007 8 (Class AM)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 370,000	i	Morgan Stanley Capital I	5.270%	06/13/41	Aaa	$379,240
		Series - 2004 T15 (Class A4)
475,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	496,391
		Series - 2005 HQ5 (Class A4)
1,445,000	i	Morgan Stanley Capital I	5.450	02/12/44	Aaa	1,378,633
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	407,580
		Series - 2007 IQ13 (Class A4)
100,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	103,210
		Series - 2006 HQ9 (Class A4)
125,000	i	Morgan Stanley Capital I	5.540	11/12/49	Aaa	109,065
		Series - 2007 T25 (Class AM)
150,000		Morgan Stanley Capital I	4.770	07/15/56	NR	122,422
		Series - 0 IQ9 (Class AJ)
940,000		Residential Accredit Loans, Inc	5.750	05/25/35	B2	367,997
		Series - 2005 QS6 (Class A7)
1,053,725		Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	828,923
		Series - 2006 N1 (Class N1)
100,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	Aaa	93,229
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED				23,663,803

		TOTAL STRUCTURED ASSETS				50,620,413

		(Cost $61,595,338)

		TOTAL BONDS				510,842,790

		(Cost $501,830,312)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

AGENCY SECURITIES - 0.0%
38,322	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	48,669
110,728	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	140,625

		TOTAL AGENCY SECURITIES				189,294

		TOTAL PREFERRED STOCKS				189,294

		(Cost $3,726,250)

TIAA-CREF MUTUAL FUND- 0.9%
502,810		TIAA-CREF High-Yield Fund				4,731,443

		TOTAL TIAA-CREF MUTUAL FUND				4,731,443

		(Cost $4,982,238)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.3%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.4%
		Federal Home Loan Bank (FHLB)
$ 10,585,000		FHLB		04/01/10		10,585,000
4,755,000		FHLB		05/21/10		4,754,009
		Federal National Mortgage Association (FNMA)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 4,840,000	FNMA		05/03/10		$4,839,355
3,995,000	FNMA		05/24/10		3,993,971

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				24,172,335

U.S. TREASURY BILLS - 1.9%
3,000,000	United States Treasury Bill		05/27/10		2,999,230
7,300,000	United States Cash Management Bill		06/10/10		7,297,985

	TOTAL U.S. TREASURY BILLS				10,297,215

	TOTAL SHORT-TERM INVESTMENTS				34,469,550

	(Cost $34,468,717)

	TOTAL INVESTMENTS - 101.5%				557,436,511
	(Cost $552,155,840)
	OTHER ASSETS & LIABILITIES, NET - (1.5)%				(8,128,046)

	NET ASSETS - 100.0%				$549,308,465

Abbreviation(s):
ABS	Asset-Based Security
NR	Not Rated by Moody’s
REIT	Real Estate Investment Trust

*	Non-income producing.
†	As provided by Moody’s Investors Services.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
n	In default.
o	Payment in Kind Bond.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 92.4%

CORPORATE BONDS - 34.2%

AGENCY SECURITIES - 9.8%
$ 3,000,000	Bank of America Corp	2.380%	06/22/12	Aaa	$3,073,614
1,000,000	CitiBank NA	1.380	08/10/11	Aaa	1,008,078
2,000,000	Citigroup Funding, Inc	1.880	10/22/12	Aaa	2,015,956
3,000,000	Citigroup Funding, Inc	2.250	12/10/12	Aaa	3,048,690
2,000,000	Citigroup, Inc	2.130	04/30/12	Aaa	2,036,612
1,000,000	General Electric Capital Corp	2.250	03/12/12	Aaa	1,021,267
400,000	General Electric Capital Corp	2.200	06/08/12	Aaa	407,424
300,000	General Electric Capital Corp	2.130	12/21/12	Aaa	303,925
2,000,000	General Electric Capital Corp	2.630	12/28/12	Aaa	2,053,816
2,800,000	GMAC, Inc	1.750	10/30/12	Aaa	2,816,198
3,600,000	GMAC, Inc	2.200	12/19/12	Aaa	3,654,096
3,000,000	JPMorgan Chase & Co	3.130	12/01/11	Aaa	3,104,262
500,000	KeyBank NA	3.200	06/15/12	Aaa	519,265
750,000	New York Community Bank	3.000	12/16/11	Aaa	774,648
1,500,000	Regions Bank	3.250	12/09/11	Aaa	1,555,796
3,000,000	Sovereign Bancorp, Inc	2.500	06/15/12	Aaa	3,070,431
1,000,000	Sovereign Bank	2.750	01/17/12	Aaa	1,030,815
1,000,000	State Street Corp	2.150	04/30/12	Aaa	1,019,226
500,000	US Central Federal Credit Union	1.900	10/19/12	Aaa	504,608
500,000	Wells Fargo & Co	2.130	06/15/12	Aaa	507,707

	TOTAL AGENCY SECURITIES				33,526,434

BUSINESS SERVICES - 0.6%
500,000	Daimler Finance North America LLC	5.880	03/15/11	A3	520,194
100,000	Daimler Finance North America LLC	5.750	09/08/11	A3	105,404
300,000	Lamar Media Corp	7.250	01/01/13	B2	302,250
1,000,000	Oracle Corp	4.950	04/15/13	A2	1,086,372

	TOTAL BUSINESS SERVICES				2,014,220

CHEMICALS AND ALLIED PRODUCTS - 1.5%
200,000	Air Products & Chemicals, Inc	4.150	02/01/13	A3	209,285
40,000	Airgas, Inc	4.500	09/15/14	Baa3	41,282
1,000,000	Clorox Co	5.450	10/15/12	Baa2	1,084,374
1,000,000	EI Du Pont de Nemours & Co	3.250	01/15/15	A2	1,006,088
325,000	Eli Lilly & Co	3.550	03/06/12	A1	339,100
1,000,000	GlaxoSmithKline Capital, Inc	4.850	05/15/13	A1	1,083,901
95,000	Life Technologies Corp	3.380	03/01/13	Ba1	95,525
60,000	Life Technologies Corp	4.400	03/01/15	Ba1	60,417
180,000	Novartis Capital Corp	4.130	02/10/14	Aa2	190,585
500,000	Novartis Capital Corp	2.900	04/24/15	Aa2	496,510
500,000	Pfizer, Inc	4.450	03/15/12	A1	529,996

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 175,000	Pfizer, Inc	5.350%	03/15/15	A1	$192,825

	TOTAL CHEMICALS AND ALLIED PRODUCTS				5,329,888

COAL MINING - 0.2%
300,000	Arch Western Finance LLC	6.750	07/01/13	B1	301,125
250,000	Massey Energy Co	6.880	12/15/13	B2	253,438

	TOTAL COAL MINING				554,563

COMMUNICATIONS - 2.3%
200,000	American Tower Corp	4.630	04/01/15	Baa3	205,683
100,000	AT&T, Inc	7.300	11/15/11	A2	109,308
550,000	Cellco Partnership	3.750	05/20/11	A2	567,120
850,000	Cellco Partnership	5.550	02/01/14	A2	928,916
1,175,000	DIRECTV Holdings LLC	4.750	10/01/14	Baa3	1,227,538
500,000	DIRECTV Holdings LLC	3.550	03/15/15	Baa3	491,974
300,000	Echostar DBS Corp	6.380	10/01/11	Ba3	312,000
1,000,000	Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	1,047,425
850,000	Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	908,561
1,375,000	Time Warner Cable, Inc	6.200	07/01/13	Baa2	1,517,302
200,000	Verizon Communications, Inc	4.350	02/15/13	A3	212,136
125,000	Viacom, Inc	4.380	09/15/14	Baa2	129,149

	TOTAL COMMUNICATIONS				7,657,112

DEPOSITORY INSTITUTIONS - 4.0%
285,000	Banco do Brasil S.A.	4.500	01/22/15	Baa2	291,481
500,000	Banco Santander Brasil	4.500	04/06/15	Baa2	498,850
675,000	Bank of America Corp	7.380	05/15/14	A2	759,065
925,000	Bank of America Corp	4.500	04/01/15	A2	932,715
200,000	Bank of New York Mellon Corp	4.300	05/15/14	Aa2	210,539
125,000	Barclays Bank plc	5.200	07/10/14	Aa3	133,480
150,000	Canadian Imperial Bank of Commerce	2.000	02/04/13	Aaa	150,578
600,000	Citigroup, Inc	5.100	09/29/11	A3	625,387
1,000,000	Citigroup, Inc	5.300	10/17/12	A3	1,050,297
2,000,000	Citigroup, Inc	5.500	10/15/14	A3	2,069,811
130,000	Credit Suisse	5.000	05/15/13	Aa1	139,721
500,000	Credit Suisse	5.500	05/01/14	Aa1	544,216
250,000	Deutsche Bank AG.	3.880	08/18/14	Aa3	255,426
500,000	FIA Card Services NA	7.130	11/15/12	A1	547,853
483,000	ICICI Bank Ltd	5.500	03/25/15	Baa2	490,109
1,000,000	JPMorgan Chase & Co	4.650	06/01/14	Aa3	1,056,659
1,000,000	JPMorgan Chase & Co	3.700	01/20/15	Aa3	1,006,159
500,000	National Australia Bank Ltd	2.500	01/08/13	Aa1	500,600
275,000	Northern Trust Corp	4.630	05/01/14	A1	292,472
500,000	Shinhan Bank	4.380	09/15/15	A2	497,954
225,000	State Street Corp	4.300	05/30/14	A1	238,129
250,000	Wachovia Bank NA	5.300	10/15/11	A1	264,510
1,000,000	Wells Fargo & Co	3.750	10/01/14	A1	1,012,113
200,000	Zions Bancorporation	7.750	09/23/14	Baa3	201,724

	TOTAL DEPOSITORY INSTITUTIONS				13,769,848

ELECTRIC, GAS, AND SANITARY SERVICES - 2.0%
180,000	Alliant Energy Corp	1.000	10/15/14	Baa1	181,408
1,000,000	Allied Waste North America, Inc	6.380	04/15/11	Baa3	1,043,494

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 250,000	CenterPoint Energy Houston Electric LLC	7.000%	03/01/14	Baa1	$283,995
1,000,000	Commonwealth Edison Co	4.700	04/15/15	Baa1	1,052,021
500,000	Duke Energy Carolinas LLC	5.750	11/15/13	A1	557,020
100,000	Enel Finance International S.A.	3.880	10/07/14	A2	101,300
125,000	FirstEnergy Solutions Corp	4.800	02/15/15	Baa2	127,928
500,000	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	547,892
300,000	NRG Energy, Inc	7.250	02/01/14	B1	302,250
625,000	ONEOK Partners LP	5.900	04/01/12	Baa2	670,025
500,000	PG&E Corp	5.750	04/01/14	Baa1	546,183
500,000	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	Aa2	536,651
250,000	Veolia Environnement	5.250	06/03/13	A3	268,374
450,000	Williams Partners LP	3.800	02/15/15	Baa3	449,193

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				6,667,734

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.0%
250,000	Amphenol Corp	4.750	11/15/14	Baa3	257,172
668,000	Cisco Systems, Inc	2.900	11/17/14	A1	676,359
200,000	Hewlett-Packard Co	2.950	08/15/12	A2	206,560
250,000	L-3 Communications Corp	6.380	10/15/15	Ba2	256,563
500,000	National Semiconductor Corp	3.950	04/15/15	Baa1	494,385
1,000,000	Tyco International Finance S.A.	6.000	11/15/13	Baa1	1,105,118
75,000	Tyco International Finance S.A.	4.130	10/15/14	Baa1	77,549
200,000	Whirlpool Corp	8.000	05/01/12	Baa3	219,812

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,293,518

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.2%
500,000	National Agricultural Cooperative Federation	5.000	09/30/14	A2	518,048

	TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				518,048

FOOD AND KINDRED PRODUCTS - 0.9%
600,000	Coca-Cola Enterprises, Inc	5.000	08/15/13	A3	654,889
1,000,000	Dr Pepper Snapple Group, Inc	2.350	12/21/12	Baa2	1,007,091
1,225,000	Dr Pepper Snapple Group, Inc	6.120	05/01/13	Baa2	1,362,147
125,000	General Mills, Inc	5.250	08/15/13	Baa1	136,465
50,000	PepsiAmericas, Inc	5.750	07/31/12	Baa1	54,690

	TOTAL FOOD AND KINDRED PRODUCTS				3,215,282

FOOD STORES - 0.4%
1,000,000	Kroger Co	5.000	04/15/13	Baa2	1,064,772
300,000	Stater Brothers Holdings	8.130	06/15/12	B2	301,500

	TOTAL FOOD STORES				1,366,272

GENERAL MERCHANDISE STORES - 0.3%
1,000,000	Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	1,021,130

	TOTAL GENERAL MERCHANDISE STORES				1,021,130

HEALTH SERVICES - 0.1%
300,000	DaVita, Inc	6.630	03/15/13	B1	301,875

	TOTAL HEALTH SERVICES				301,875

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 0.2%
$ 100,000		Boston Properties LP	2.880%	02/15/37	NR	$99,625
210,000		Duke Realty LP	5.630	08/15/11	Baa2	217,587
100,000		PPF Funding, Inc	5.350	04/15/12	Baa2	101,905
75,000		ProLogis	7.630	08/15/14	Baa2	82,004
150,000		Simon Property Group LP	6.750	05/15/14	A3	164,110

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				665,231

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.9%
50,000		Black & Decker Corp	8.950	04/15/14	Baa1	59,198
300,000		Hewlett-Packard Co	4.250	02/24/12	A2	316,916
100,000		Hewlett-Packard Co	4.750	06/02/14	A2	107,963
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,085,740
125,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	151,567
250,000		ITT Corp	4.900	05/01/14	Baa1	265,502
1,000,000		John Deere Capital Corp	2.950	03/09/15	A2	999,696
175,000		Xerox Corp	8.250	05/15/14	Baa2	203,197

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,189,779

INSTRUMENTS AND RELATED PRODUCTS - 0.5%
125,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	130,995
250,000		Boston Scientific Corp	4.500	01/15/15	Ba1	239,592
120,000		St. Jude Medical, Inc	3.750	07/15/14	Baa1	123,048
400,000		Stryker Corp	3.000	01/15/15	A3	399,813
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	Baa1	199,318
245,000		Thermo Fisher Scientific, Inc	3.250	11/18/14	Baa1	241,270
250,000		Xerox Corp	7.630	06/15/13	Baa2	256,456

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,590,492

INSURANCE CARRIERS - 0.7%
1,020,000		Progressive Corp	6.380	01/15/12	A1	1,102,671
1,000,000		Prudential Financial, Inc	5.800	06/15/12	Baa2	1,073,270
250,000		United Health Group, Inc	4.880	02/15/13	Baa1	267,359

		TOTAL INSURANCE CARRIERS				2,443,300

METAL MINING - 0.1%
200,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	219,839

		TOTAL METAL MINING				219,839

MISCELLANEOUS RETAIL - 0.5%
1,000,000		CVS Caremark Corp	4.880	09/15/14	Baa2	1,065,408
300,000		Ferrellgas Partners LP	6.750	05/01/14	Ba3	297,000
500,000		Staples, Inc	9.750	01/15/14	Baa2	606,165

		TOTAL MISCELLANEOUS RETAIL				1,968,573

NONDEPOSITORY INSTITUTIONS - 2.7%
250,000		American Express Centurion Bank	5.550	10/17/12	A2	269,499
1,250,000		American Honda Finance Corp	5.130	12/15/10	A1	1,287,460
150,000		Anglo American Capital plc	9.380	04/08/14	Baa1	180,183
500,000		CDP Financial, Inc	3.000	11/25/14	Aaa	492,320
1,000,000	i	Countrywide Financial Corp	0.690	05/07/12	A2	986,249
300,000		Ford Motor Credit Co LLC	7.250	10/25/11	B1	310,167

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,000,000	General Electric Capital Corp	2.800%	01/08/13	Aa2	$1,012,077
275,000	General Electric Capital Corp	5.900	05/13/14	Aa2	302,568
500,000	General Electric Capital Corp	3.750	11/14/14	Aa2	506,541
1,250,000	HSBC Finance Corp	5.250	01/14/11	A3	1,288,728
500,000	HSBC Finance Corp	4.750	07/15/13	A3	525,127
500,000	Hutchison Whampoa International	4.630	09/11/15	A3	513,876
172,000	International Lease Finance Corp	5.750	06/15/11	B1	172,875
250,000	Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	270,709
535,000	National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	545,841
500,000	TNK-BP Finance S.A.	6.250	02/02/15	Baa2	525,000

	TOTAL NONDEPOSITORY INSTITUTIONS				9,189,220

OIL AND GAS EXTRACTION - 0.6%
200,000	Baker Hughes, Inc	6.500	11/15/13	A2	228,686
250,000	BJ Services Co	5.750	06/01/11	Baa1	261,517
250,000	Cenovus Energy, Inc	4.500	09/15/14	Baa2	260,825
500,000	Devon Energy Corp	5.630	01/15/14	Baa1	546,826
225,000	Enterprise Products Operating LLC	4.600	08/01/12	Baa3	237,338
500,000	Petroleos Mexicanos	4.880	03/15/15	Baa1	513,499
250,000	XTO Energy, Inc	4.630	06/15/13	Baa2	268,045

	TOTAL OIL AND GAS EXTRACTION				2,316,736

PAPER AND ALLIED PRODUCTS - 0.3%
1,000,000	Bemis Co, Inc	5.650	08/01/14	Baa1	1,075,473

	TOTAL PAPER AND ALLIED PRODUCTS				1,075,473

PETROLEUM AND COAL PRODUCTS - 0.6%
275,000	BP Capital Markets plc	3.630	05/08/14	Aa1	285,267
500,000	BP Capital Markets plc	3.880	03/10/15	Aa1	519,289
300,000	Chevron Corp	3.450	03/03/12	Aa1	312,305
350,000	ConocoPhillips	4.600	01/15/15	A1	375,370
75,000	Marathon Oil Corp	6.500	02/15/14	Baa1	84,088
100,000	Statoil ASA	2.900	10/15/14	Aa2	100,000
475,000	Valero Energy Corp	4.500	02/01/15	Baa2	475,869

	TOTAL PETROLEUM AND COAL PRODUCTS				2,152,188

PRIMARY METAL INDUSTRIES - 0.3%
1,110,000	ArcelorMittal	5.380	06/01/13	Baa3	1,181,498

	TOTAL PRIMARY METAL INDUSTRIES				1,181,498

PRINTING AND PUBLISHING - 0.3%
1,000,000	Thomson Corp	5.250	08/15/13	Baa1	1,082,013

	TOTAL PRINTING AND PUBLISHING				1,082,013

RAILROAD TRANSPORTATION - 0.6%
1,000,000	Burlington Northern Santa Fe Corp	6.750	07/15/11	A3	1,063,980
500,000	Canadian National Railway Co	4.950	01/15/14	A3	543,303
200,000	Union Pacific Corp	5.130	02/15/14	Baa2	214,282

	TOTAL RAILROAD TRANSPORTATION				1,821,565

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

SECURITY AND COMMODITY BROKERS - 1.6%
$ 500,000		BlackRock, Inc	3.500%	12/10/14	A1	$506,142
350,000		Charles Schwab Corp	4.950	06/01/14	A2	373,180
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	Baa2	423,750
75,000		Goldman Sachs Group, Inc	3.630	08/01/12	A1	77,670
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	704,954
190,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	201,524
260,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	284,696
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	1,250
500,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	534,003
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	317,403
1,000,000		Morgan Stanley	5.300	03/01/13	A2	1,064,234
525,000		Morgan Stanley	6.000	05/13/14	A2	567,072
150,000		Morgan Stanley	6.000	04/28/15	A2	160,682
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	Baa3	248,806
150,000		Nomura Holdings, Inc	5.000	03/04/15	Baa2	153,332

		TOTAL SECURITY AND COMMODITY BROKERS				5,618,698

TOBACCO PRODUCTS - 0.1%
150,000		Philip Morris International, Inc	4.880	05/16/13	A2	161,117
250,000		Philip Morris International, Inc	6.880	03/17/14	A2	286,279

		TOTAL TOBACCO PRODUCTS				447,396

TRANSPORTATION EQUIPMENT - 0.2%
250,000		Bombardier, Inc	8.000	11/15/14	Ba2	261,875
550,000		Honeywell International, Inc	5.630	08/01/12	A2	599,641

		TOTAL TRANSPORTATION EQUIPMENT				861,516

WHOLESALE TRADE-NONDURABLE GOODS - 0.7%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.130	01/15/15	Baa2	720,229
1,000,000		McKesson Corp	6.500	02/15/14	Baa3	1,116,936
250,000		New Albertsons, Inc	7.500	02/15/11	Ba3	258,750
250,000		Procter & Gamble Co	4.600	01/15/14	Aa3	268,608

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,364,523

		TOTAL CORPORATE BONDS				117,423,964

		(Cost $114,019,612)

GOVERNMENT BONDS - 54.3%

AGENCY SECURITIES - 15.9%
		Federal Farm Credit Bank (FFCB)
4,400,000		FFCB	2.630	04/21/11	Aaa	4,493,051
		Federal Home Loan Bank (FHLB)
1,000,000		FHLB	2.380	04/30/10	Aaa	1,001,709
1,200,000		FHLB	3.630	09/16/11	Aaa	1,249,964
		Federal Home Loan Mortgage Corp (FHLMC)
4,000,000		FHLMC	2.130	09/21/12	Aaa	4,062,808
230,000		FHLMC	2.500	04/23/14	Aaa	231,876
3,000,000		FHLMC	2.880	02/09/15	Aaa	3,018,423
		Federal National Mortgage Association (FNMA)
5,900,000		FNMA	7.130	06/15/10	Aaa	5,983,898

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 250,000		FNMA	3.250%	08/12/10	Aaa	$252,726
2,500,000		FNMA	1.380	04/28/11	Aaa	2,520,080
3,000,000		FNMA	2.000	01/09/12	Aaa	3,047,094
3,000,000		FNMA	0.880	01/12/12	Aaa	2,988,219
2,000,000		FNMA	3.630	02/12/13	Aaa	2,107,962
3,000,000		FNMA	1.750	05/07/13	Aaa	2,992,359
1,500,000		FNMA	2.750	03/13/14	Aaa	1,526,853
1,000,000		FNMA	2.500	05/15/14	Aaa	1,005,688
2,000,000		FNMA	3.000	09/16/14	Aaa	2,036,790
5,000,000		FNMA	2.630	11/20/14	Aaa	5,000,320
2,000,000	j	FDIC Structured Sale Guarantee	0.000	10/25/12		1,921,355
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,461,754
2,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	2,096,982

		TOTAL AGENCY SECURITIES				54,999,911

FOREIGN GOVERNMENT BONDS - 5.2%
500,000		Bank of England Euro Note	1.630	03/18/13	Aaa	496,443
500,000		Belgium Government International Bond	2.880	09/15/14	NR	503,843
750,000		Belgium Kingdom	2.750	03/05/15	NR	745,308
1,000,000		Canada Government International Bond	2.380	09/10/14	NR	998,112
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	255,458
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aa1	1,173,857
300,000		Export-Import Bank of Korea	8.130	01/21/14	A2	348,034
825,000		Export-Import Bank of Korea	4.130	09/09/15	A2	827,566
1,000,000		Federal Republic of Germany	3.880	06/01/10	Aaa	1,004,937
1,500,000		International Finance Corp	5.130	05/02/11	Aaa	1,559,091
500,000		Korea Development Bank	4.380	08/10/15	A2	507,476
433,000		Korea Expressway Corp	4.500	03/23/15	A2	439,535
500,000		Portugal Government International Bond	3.500	03/25/15	NR	480,593
500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	535,535
1,450,000		Province of Manitoba Canada	2.130	04/22/13	Aa1	1,465,264
600,000		Province of Ontario Canada	3.130	09/08/10	Aa1	607,800
2,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	2,052,281
1,200,000		Province of Ontario Canada	4.100	06/16/14	Aa1	1,281,948
700,000		Province of Ontario Canada	2.950	02/05/15	Aa1	701,864
791,000		Qatar Govt International Bond	4.000	01/20/15	Aa2	805,634
500,000		Republic of Korea	5.750	04/16/14	A2	546,040
516,000		United Mexican States	5.880	02/17/14	Baa1	575,598

		TOTAL FOREIGN GOVERNMENT BONDS				17,912,217

MORTGAGE BACKED - 0.3%
		Federal Home Loan Mortgage Corp (FHLMC)
266,530		FHLMC	5.130	10/15/15		273,232
		Federal Home Loan Mortgage Corp Gold (FGLMC)
77,739		FGLMC	6.000	12/01/17		84,406
337,598		FGLMC	5.500	01/01/19		364,809
300,058		FGLMC	5.500	01/01/19		324,242
		Federal National Mortgage Association (FNMA)
37,757		FNMA	5.000	06/01/13		38,987

		TOTAL MORTGAGE BACKED				1,085,676

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

U.S. TREASURY SECURITIES - 32.9%
$ 937,500		United States Treasury Note	0.880%	05/31/11		$941,528
500		United States Treasury Note	1.000	08/31/11		502
3,927,000		United States Treasury Note	1.000	09/30/11		3,942,798
12,000,000		United States Treasury Note	0.750	11/30/11		11,983,596
1,000,000		United States Treasury Note	1.000	12/31/11		1,001,992
21,211,000		United States Treasury Note	4.630	12/31/11		22,592,197
5,000,000		United States Treasury Note	1.000	03/31/12		4,997,650
60,000		United States Treasury Note	1.380	10/15/12		60,075
23,585,000		United States Treasury Note	1.380	03/15/13		23,446,793
7,395,000		United States Treasury Note	3.130	09/30/13		7,711,018
3,654,900		United States Treasury Note	2.750	10/31/13		3,760,834
14,949,000		United States Treasury Note	2.000	11/30/13		14,974,697
2,318,000		United States Treasury Note	1.880	04/30/14		2,289,931
45,000		United States Treasury Note	2.250	05/31/14		45,060
1,635,000		United States Treasury Note	2.630	06/30/14		1,659,142
7,990,000		United States Treasury Note	2.380	08/31/14		8,008,729
1,865,000		United States Treasury Note	2.380	10/31/14		1,862,523
4,175,000		United States Treasury Note	2.250	01/31/15		4,129,664
200,000		United States Treasury Note	2.500	03/31/15		199,438

		TOTAL U.S. TREASURY SECURITIES				113,608,167

		TOTAL GOVERNMENT BONDS				187,605,971

		(Cost $184,067,372)

STRUCTURED ASSETS - 3.9%

ASSET BACKED - 3.8%
230,520		Aames Mortgage Trust	6.900	06/25/32	Aaa	148,378
		Series - 2002 1 (Class A3)
55,677		Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	0
		Series - 2006 WMC1 (Class N1)
500,000		Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	529,086
		Series - 2009 2A (Class A)
400,000		CarMax Auto Owner Trust	3.750	12/15/15	NR	399,745
		Series - 2010 1 (Class B)
189,756		Centex Home Equity	5.540	01/25/32	Aaa	179,460
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	A2	184,561
		Series - 2004 2 (Class 1M2)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	125,715
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	79,251
		Series - 2002 2 (Class MF2)
266,118		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	14,640
		Series - 2002 2 (Class BF)
200,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	Baa2	196,440
		Series - 2006 15 (Class A2)
186,986	i,j	Countrywide Asset-Backed Certificates	0.360	06/25/21	Caa1	140,478
		Series - 2006 S3 (Class A1)
2,000,000		Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	1,408,011
		Series - 2007 1A (Class AF3)
1,314,213		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	1,224,786

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Series - 2006 HLTV (Class A3)
$ 2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810%	10/25/29	Baa3	$1,323,725
		Series - 2006 HLTV (Class A4)
500,000		Hertz Vehicle Financing LLC	5.290	03/25/16	Aaa	521,839
		Series - 2009 2A (Class A2)
102,010	i,j	Morgan Stanley ABS Capital I	0.270	01/25/37	A2	99,440
		Series - 2007 HE2 (Class A2A)
512		New York City Tax Lien	5.930	11/10/19	Aaa	512
		Series - 2006 AA (Class A)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Caa2	261,375
		Series - 2006 3 (Class AF3)
4,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	A1	2,944,161
		Series - 2006 HI2 (Class A3)
1,274,471		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	Aa1	1,254,701
		Series - 2006 HI3 (Class A2)
1,300,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Baa2	925,552
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	137,355
		Series - 2006 HI1 (Class M2)
717,280		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	688,942
		Series - 2002 2 (Class AF6)
166,759	i,j	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	Baa2	155,440
		Series - 2006 NC2 (Class A2)
125,000	i,j	Wells Fargo Home Equity Trust	0.390	07/25/36	Aa3	110,507
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED				13,054,100

OTHER MORTGAGE BACKED - 0.1%
223,479		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	223,889
		Series - 2003 9 (Class 1A4)
136,002	i	GSR Mortgage Loan Trust	5.080	01/25/36	NR	131,647
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED				355,536

		TOTAL STRUCTURED ASSETS				13,409,636

		(Cost $18,218,377)

		TOTAL BONDS				318,439,571

		(Cost $316,305,361)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

AGENCY SECURITIES - 0.0%
15,738	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	19,987
55,841	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	70,918

		TOTAL AGENCY SECURITIES				90,905

		TOTAL PREFERRED STOCKS				90,905

		(Cost $1,789,475)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

SHORT-TERM INVESTMENTS - 6.2%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.2%
	Federal Farm Credit Bank (FFCB)
$ 21,425,000	FFCB		04/01/10		$21,425,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				21,425,000

	TOTAL SHORT-TERM INVESTMENTS				21,425,000

	(Cost $21,425,000)

	TOTAL INVESTMENTS - 98.6%				339,955,476
	(Cost $339,519,836)
	OTHER ASSETS & LIABILITIES, NET - 1.4%				4,953,378

	NET ASSETS - 100.0%				$344,908,854

Abbreviation(s):
ABS	Asset-Based Security
NR	Not Rated by Moody’s

*	Non-income producing.
†	As provided by Moody’s Investors Services.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
n	In default.

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BANK LOAN OBLIGATIONS - 2.0%

APPAREL AND ACCESSORY STORES - 0.3%
$ 2,000,000	j	Hanesbrands, Inc	5.250%	11/17/15	Ba1	$2,021,120

		TOTAL APPAREL AND ACCESSORY STORES				2,021,120

BUSINESS SERVICES - 0.5%
3,000,000	j	IMS Health, Inc	5.250	02/26/16	Ba3	3,019,531

		TOTAL BUSINESS SERVICES				3,019,531

CHEMICALS AND ALLIED PRODUCTS - 0.5%
2,992,462	i	Nalco Co	6.500	05/13/16	Ba1	3,018,646

		TOTAL CHEMICALS AND ALLIED PRODUCTS				3,018,646

ELECTRIC, GAS, AND SANITARY SERVICES - 0.3%
2,145,000	i,j	Texas Competitive Electric Holdings Co LLC	3.730	10/10/14	B1	1,759,801

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,759,801

SECURITY AND COMMODITY BROKERS - 0.4%
2,718,383	i,j	Nuveen Investments, Inc	3.290	11/13/14	B3	2,488,081

		TOTAL SECURITY AND COMMODITY BROKERS				2,488,081

		TOTAL BANK LOAN OBLIGATIONS				12,307,179

		(Cost $11,378,618)

CORPORATE BONDS - 95.1%

AMUSEMENT AND RECREATION SERVICES - 2.6%
5,310,000		Penn National Gaming, Inc	8.750	08/15/19	B1	5,389,649
2,175,000		Pokagon Gaming Authority	10.380	06/15/14	B2	2,283,750
1,425,000		Seminole Indian Tribe of Florida	7.800	10/01/20	Ba1	1,328,186
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,750,000
2,000,000		Speedway Motorsports, Inc	8.750	06/01/16	Ba1	2,130,000
1,750,000		WMG Acquisition Corp	7.380	04/15/14	B1	1,680,000
1,000,000		WMG Acquisition Corp	9.500	06/15/16	Ba2	1,068,750

		TOTAL AMUSEMENT AND RECREATION SERVICES				15,630,335

AUTO REPAIR, SERVICES AND PARKING - 1.4%
4,900,301		Avis Budget Car Rental LLC	9.630	03/15/18	B3	5,120,815
3,150,000		Hertz Corp	8.880	01/01/14	B2	3,236,625

		TOTAL AUTO REPAIR, SERVICES AND PARKING				8,357,440

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.5%
2,755,000		Asbury Automotive Group, Inc	8.000	03/15/14	Caa1	2,761,888

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,761,888

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BUSINESS SERVICES - 6.7%
$1,978,000		Ceridian Corp	11.250%	11/15/15	Caa2	$1,893,935
1,795,000		Interpublic Group of Cos, Inc	6.250	11/15/14	Ba2	1,806,219
2,500,000		Iron Mountain, Inc	7.750	01/15/15	B2	2,521,875
1,685,000		Iron Mountain, Inc	8.380	08/15/21	B2	1,752,400
1,750,000		JDA Software Group, Inc	8.000	12/15/14	B1	1,820,000
2,000,000		Lamar Media Corp	7.250	01/01/13	B2	2,015,000
4,140,000		Lamar Media Corp	9.750	04/01/14	Ba3	4,522,950
625,000		Lamar Media Corp	6.630	08/15/15	B2	600,781
2,800,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	3,002,999
3,000,000		Nielsen Finance LLC	10.000	08/01/14	Caa1	3,142,500
3,000,000	j	Nielsen Finance LLC	12.500	08/01/16	Caa1	2,850,000
3,597,000		Scientific Games Corp	6.250	12/15/12	B1	3,570,023
860,000		Scientific Games Corp	7.880	06/15/16	B1	870,750
1,000,000		Scientific Games Corp	9.250	06/15/19	B1	1,057,500
6,500,000		Sungard Data Systems, Inc	9.130	08/15/13	Caa1	6,662,500
875,000		Sungard Data Systems, Inc	10.630	05/15/15	Caa1	953,750
1,490,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,566,363

		TOTAL BUSINESS SERVICES				40,609,545

CHEMICALS AND ALLIED PRODUCTS - 3.1%
3,922,000		Georgia Gulf Corp	9.000	01/15/17	B3	4,103,392
2,750,000		JohnsonDiversey, Inc	8.250	11/15/19	B3	2,846,250
2,775,000		LBI ESCROW CORP	8.000	11/01/17	B3	2,879,063
572,000		Nalco Co	8.880	11/15/13	B2	589,160
1,750,000		Nalco Co	8.250	05/15/17	Ba2	1,859,375
1,933,000		Reichhold Industries, Inc	9.000	08/15/14	Caa2	1,831,518
1,960,000		Solutia, Inc	8.750	11/01/17	B2	2,067,800
2,000,000		Solutia, Inc	7.880	03/15/20	B2	2,025,000

		TOTAL CHEMICALS AND ALLIED PRODUCTS				18,201,558

COAL MINING - 2.5%
1,000,000		Arch Coal, Inc	8.750	08/01/16	B1	1,057,500
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	3,061,438
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	B1	4,284,000
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	B1	1,025,000
4,840,000		Consol Energy, Inc	8.000	04/01/17	B1	4,973,100
666,000		Drummond Co, Inc	9.000	10/15/14	B1	685,980

		TOTAL COAL MINING				15,087,018

COMMUNICATIONS - 13.9%
1,152,000		Allbritton Communications Co	7.750	12/15/12	B3	1,154,880
1,835,000		Cablevision Systems Corp	8.630	09/15/17	B1	1,940,513
1,000,000		CC Holdings GS V LLC	7.750	05/01/17	Baa3	1,090,000
4,375,000		Charter Communications Operating LLC	8.000	04/30/12	B1	4,648,438
1,530,000		Citizens Communications Co	7.130	03/15/19	Ba2	1,453,500
1,450,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	B2	1,515,250
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	B2	363,563
6,750,000		Clearwire Communications LLC	12.000	12/01/15	Caa1	6,885,000
2,000,000		Cricket Communications, Inc	7.750	05/15/16	Ba2	2,075,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 9,960,000		DISH DBS Corp	7.880%	09/01/19	Ba3	$10,358,399
2,000,000		Echostar DBS Corp	6.630	10/01/14	Ba3	2,015,000
3,453,125	o	Intelsat Bermuda Ltd	11.500	02/04/17	Caa3	3,539,453
4,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	4,330,000
5,000,000		Intelsat Jackson Holdings Ltd	8.500	11/01/19	B3	5,250,000
2,000,000		Intelsat Subsidiary Holding Co Ltd	8.500	01/15/13	B3	2,030,000
3,700,000		New Communications Holdings	7.880	04/15/15	Ba2	3,801,750
2,000,000		Qwest Communications International, Inc	7.130	04/01/18	Ba3	2,065,000
625,000		SBA Telecommunications, Inc	8.000	08/15/16	Ba2	657,813
465,000		SBA Telecommunications, Inc	8.250	08/15/19	Ba2	495,225
10,724,000		Sprint Capital Corp	6.900	05/01/19	Ba3	9,812,460
750,000		Sprint Capital Corp	6.880	11/15/28	Ba3	603,750
4,500,000		Sprint Capital Corp	8.750	03/15/32	Ba3	4,173,750
430,000		Univision Communications, Inc	12.000	07/01/14	B2	470,850
11,940,000		Virgin Media Finance plc	9.500	08/15/16	B1	13,044,449

		TOTAL COMMUNICATIONS				83,774,043

DEPOSITORY INSTITUTIONS - 2.2%
1,750,000	i	Bank of America Corp	8.000	12/30/49	Ba3	1,785,578
3,500,000	i	Bank of America Corp	8.130	12/30/49	Ba3	3,571,154
3,000,000	i	CITIGROUP CAPITAL XXI	8.300	12/21/57	Ba1	3,037,500
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	Baa1	2,771,860
2,135,000	i	Standard Chartered plc	6.410	12/30/49	Baa3	1,949,411

		TOTAL DEPOSITORY INSTITUTIONS				13,115,503

EATING AND DRINKING PLACES - 0.6%
3,200,000		Wendys	10.000	07/15/16	B2	3,440,000

		TOTAL EATING AND DRINKING PLACES				3,440,000

ELECTRIC, GAS, AND SANITARY SERVICES - 7.1%
1,125,000		AES Corp	8.750	05/15/13	Ba3	1,141,875
2,813,000		AES Corp	7.750	03/01/14	B1	2,876,293
1,500,000		AES Corp	8.000	10/15/17	B1	1,522,500
3,000,000		Crosstex Energy, Inc	8.880	02/15/18	B3	3,093,750
3,000,000		Dynegy Holdings, Inc	7.500	06/01/15	B3	2,490,000
1,000,000		El Paso Corp	12.000	12/12/13	Ba3	1,170,000
3,750,000		El Paso Corp	8.250	02/15/16	Ba3	4,003,125
1,500,000		Intergen NV	9.000	06/30/17	Ba3	1,545,000
2,000,000		Ipalco Enterprises, Inc	7.250	04/01/16	Ba1	2,075,000
3,315,000		Mirant North America LLC	7.380	12/31/13	B1	3,306,713
4,750,000		Niska Gas Storage	8.880	0	B1	4,856,875
2,750,000		NRG Energy, Inc	7.250	02/01/14	B1	2,770,625
1,620,000		NRG Energy, Inc	7.380	02/01/16	B1	1,607,850
2,000,000		NRG Energy, Inc	8.500	06/15/19	B1	2,025,000
2,100,000		Reliant Energy, Inc	7.630	06/15/14	B2	1,963,500
5,327,000		Sabine Pass LNG LP	7.250	11/30/13	B2	5,007,379
1,526,000		Sabine Pass LNG LP	7.500	11/30/16	B2	1,346,695

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				42,802,180

FABRICATED METAL PRODUCTS - 2.6%
1,120,000		Ball Corp	7.130	09/01/16	Ba1	1,190,000
480,000		Ball Corp	7.380	09/01/19	Ba1	505,800

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,250,000		Ball Corp	6.750%	09/15/20	Ba1	$1,271,875
520,000		Crown Americas LLC	7.630	11/15/13	B1	535,600
1,000,000		Crown Americas LLC	7.750	11/15/15	B1	1,040,000
2,540,000		Crown Americas LLC	7.630	05/15/17	B1	2,647,949
6,000,000		Reynolds Group Issuer, Inc	7.750	10/15/16	B1	6,165,000
1,475,000		Silgan Holdings, Inc	6.750	11/15/13	B1	1,493,438
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	Ba3	1,037,500

		TOTAL FABRICATED METAL PRODUCTS				15,887,162

FOOD AND KINDRED PRODUCTS - 2.2%
4,015,000		Constellation Brands, Inc	8.380	12/15/14	Ba3	4,341,218
2,000,000		Del Monte Corp	7.500	10/15/19	Ba3	2,097,500
2,720,000		Smithfield Foods, Inc	10.000	07/15/14	Ba3	3,032,800
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	Caa1	1,605,405
2,000,000		TreeHouse Foods, Inc	7.750	03/01/18	Ba2	2,075,000

		TOTAL FOOD AND KINDRED PRODUCTS				13,151,923

FOOD STORES - 2.1%
3,100,000		Couche-Tard US LP	7.500	12/15/13	Ba1	3,146,500
3,350,000		Ingles Markets, Inc	8.880	05/15/17	B1	3,500,749
3,450,000		Stater Brothers Holdings	8.130	06/15/12	B2	3,467,250
2,526,000		Stater Brothers Holdings	7.750	04/15/15	B2	2,551,260

		TOTAL FOOD STORES				12,665,759

GENERAL BUILDING CONTRACTORS - 0.2%
1,175,000		Urbi Desarrollos Urbanos SAB de C.V.	9.500	01/21/20	Ba3	1,271,938

		TOTAL GENERAL BUILDING CONTRACTORS				1,271,938

GENERAL MERCHANDISE STORES - 0.9%
2,000,000		Macy’s Retail Holdings, Inc	8.880	07/15/15	Ba2	2,260,000
3,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	Ba2	2,992,500

		TOTAL GENERAL MERCHANDISE STORES				5,252,500

HEALTH SERVICES - 5.7%
5,000,000		Apria Healthcare Group, Inc	11.250	11/01/14	Ba2	5,437,500
2,265,000		Apria Healthcare Group, Inc	12.380	11/01/14	B1	2,480,175
5,750,000		CHS	8.880	07/15/15	B3	5,951,249
961,000		DaVita, Inc	6.630	03/15/13	B1	967,006
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,887,000
2,200,000		Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	2,453,000
3,860,000		HCA, Inc	9.130	11/15/14	B2	4,077,125
3,155,000	o	HCA, Inc	9.630	11/15/16	B2	3,379,794
150,000		HCA, Inc	9.880	02/15/17	B2	163,500
4,000,000		HCA, Inc	8.500	04/15/19	Ba3	4,302,500
1,500,000		HCA, Inc	7.880	02/15/20	Ba3	1,570,313
900,000		HCA, Inc	7.500	11/06/33	Caa1	783,000
1,000,000		US Oncology, Inc	9.130	08/15/17	Ba3	1,045,000

		TOTAL HEALTH SERVICES				34,497,162

HOLDING AND OTHER INVESTMENT OFFICES - 1.1%
1,750,000		Developers Diversified Realty Corp	7.500	04/01/17	Baa3	1,770,428

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,500,000		DuPont Fabros Technology LP	8.500%	12/15/17	Ba2	$2,575,000
2,000,000		Highwoods Realty LP	7.500	04/15/18	Baa3	2,029,760

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				6,375,188

HOTELS AND OTHER LODGING PLACES - 1.6%
4,150,000		Ameristar Casinos, Inc	9.250	06/01/14	B2	4,347,125
1,500,000		MGM Mirage	8.380	02/01/11	Caa3	1,496,250
2,040,000		MGM Mirage	10.380	05/15/14	B1	2,249,100
1,500,000		MGM Mirage	9.000	03/15/20	B1	1,545,000

		TOTAL HOTELS AND OTHER LODGING PLACES				9,637,475

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.3%
1,580,000		Brocade Communications Systems, Inc	6.630	01/15/18	Ba2	1,607,650

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,607,650

INSTRUMENTS AND RELATED PRODUCTS - 0.7%
4,500,000		Boston Scientific Corp	6.000	01/15/20	Ba1	4,251,110

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				4,251,110

INSURANCE CARRIERS - 0.9%
1,975,000		American Financial Group, Inc	9.880	06/15/19	Baa2	2,328,533
4,000,000	i	American International Group, Inc	8.180	05/15/58	Ba2	3,380,000

		TOTAL INSURANCE CARRIERS				5,708,533

JUSTICE, PUBLIC ORDER AND SAFETY - 0.6%
1,250,000		Corrections Corp of America	6.750	01/31/14	Ba2	1,273,438
2,500,000		Corrections Corp of America	7.750	06/01/17	Ba2	2,612,500

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				3,885,938

LEGAL SERVICES - 0.3%
1,000,000		FTI Consulting, Inc	7.630	06/15/13	Ba2	1,012,500
649,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	661,980

		TOTAL LEGAL SERVICES				1,674,480

MISCELLANEOUS RETAIL - 2.1%
1,198,000		Ferrellgas Partners LP	6.750	05/01/14	Ba3	1,186,020
1,440,000		Ferrellgas Partners LP	9.130	10/01/17	Ba3	1,508,400
2,600,000		QVC, Inc	7.500	10/01/19	Ba2	2,652,000
1,600,000		Rite Aid Corp	10.380	07/15/16	Caa2	1,692,000
1,500,000		Rite Aid Corp	7.500	03/01/17	Caa2	1,391,250
4,114,000		Susser Holdings LLC	10.630	12/15/13	B3	4,278,560

		TOTAL MISCELLANEOUS RETAIL				12,708,230

MOTION PICTURES - 0.5%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	B1	3,150,000

		TOTAL MOTION PICTURES				3,150,000

NONDEPOSITORY INSTITUTIONS - 8.1%
2,000,000		American General Finance Corp	5.380	10/01/12	B2	1,881,488
5,160,000		American General Finance Corp	6.900	12/15/17	B2	4,519,690
2,978,000		CCL Finance Ltd	9.500	08/15/14	Ba3	3,424,700

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,348,000	Ford Motor Credit Co	9.880%	08/10/11	B1	$2,490,249
3,882,000	Ford Motor Credit Co	7.000	10/01/13	B1	4,016,845
875,000	Ford Motor Credit Co	12.000	05/15/15	B1	1,045,359
2,000,000	Ford Motor Credit Co	8.000	12/15/16	B1	2,107,246
4,000,000	Ford Motor Credit Co LLC	8.130	01/15/20	B1	4,195,884
2,000,000	GMAC, Inc	7.250	03/02/11	B3	2,035,000
2,000,000	GMAC, Inc	6.880	09/15/11	B3	2,032,500
2,000,000	GMAC, Inc	6.630	05/15/12	B3	2,020,000
5,000,000	GMAC, Inc	8.000	03/15/20	B3	5,124,999
3,825,000	International Lease Finance Corp	5.630	09/20/13	B1	3,608,019
1,250,000	International Lease Finance Corp	6.630	11/15/13	B1	1,216,588
4,000,000	International Lease Finance Corp	8.630	09/15/15	B1	4,089,028
4,000,000	International Lease Finance Corp	8.750	03/15/17	B1	4,092,132

	TOTAL NONDEPOSITORY INSTITUTIONS				47,899,727

OIL AND GAS EXTRACTION - 6.5%
5,550,000	Atlas Energy Operating Co LLC	10.750	02/01/18	B3	6,104,999
2,441,000	Berry Petroleum Co	10.250	06/01/14	B2	2,691,203
1,000,000	Chesapeake Energy Corp	7.630	07/15/13	Ba3	1,042,500
1,000,000	Chesapeake Energy Corp	7.500	09/15/13	Ba3	1,012,500
250,000	Chesapeake Energy Corp	9.500	02/15/15	Ba3	271,875
4,375,000	Chesapeake Energy Corp	6.880	11/15/20	Ba3	4,254,687
2,276,000	Cimarex Energy Co	7.130	05/01/17	Ba3	2,321,520
2,410,000	Denbury Resources, Inc	7.500	04/01/13	B1	2,434,100
2,000,000	Encore Acquisition Co	9.500	05/01/16	B1	2,162,500
1,652,000	Ferrellgas Escrow LLC	6.750	05/01/14	Ba3	1,635,480
2,800,000	Newfield Exploration Co	6.880	02/01/20	Ba3	2,821,000
1,600,000	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	1,820,000
1,500,000	Pioneer Natural Resources Co	6.880	05/01/18	Ba1	1,499,162
1,375,000	Plains Exploration & Production Co	7.000	03/15/17	B1	1,354,375
2,100,000	Plains Exploration & Production Co	8.630	10/15/19	B1	2,226,000
1,233,000	Range Resources Corp	7.500	05/15/16	Ba3	1,269,990
1,750,000	Range Resources Corp	7.500	10/01/17	Ba3	1,802,500
250,000	Range Resources Corp	7.250	05/01/18	Ba3	256,563
1,900,000	Southwestern Energy Co	7.500	02/01/18	Ba2	2,061,500

	TOTAL OIL AND GAS EXTRACTION				39,042,454

PAPER AND ALLIED PRODUCTS - 4.1%
2,700,000	Cenveo Corp	8.880	02/01/18	B2	2,730,375
1,000,000	Domtar Corp	7.130	08/15/15	Ba3	1,040,000
2,245,000	Georgia-Pacific LLC	7.000	01/15/15	Ba2	2,323,575
4,000,000	Georgia-Pacific LLC	8.250	05/01/16	Ba2	4,360,000
4,000,000	Georgia-Pacific LLC	8.880	05/15/31	Ba3	4,340,000
1,260,000	Greif, Inc	6.750	02/01/17	Ba2	1,278,900
1,900,000	Greif, Inc	7.750	08/01/19	Ba2	1,976,000
1	Pliant		0	WR	0
2,650,000	Sappi Papier Holding AG.	6.750	06/15/12	B2	2,636,750
4,000,000	Verso Paper Holdings LLC	9.130	08/01/14	B2	3,880,000

	TOTAL PAPER AND ALLIED PRODUCTS				24,565,600

PERSONAL SERVICES - 0.4%
2,400,000	Mac-Gray Corp	7.630	08/15/15	B3	2,355,000

	TOTAL PERSONAL SERVICES				2,355,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

PETROLEUM AND COAL PRODUCTS - 1.2%
$ 5,000,000	Ashland, Inc	9.130%	06/01/17	Ba2	$5,600,000
1,750,000	Frontier Oil Corp	8.500	09/15/16	Ba3	1,793,750

	TOTAL PETROLEUM AND COAL PRODUCTS				7,393,750

PRIMARY METAL INDUSTRIES - 1.5%
272,000	Steel Dynamics, Inc	6.750	04/01/15	Ba2	274,040
2,250,000	Steel Dynamics, Inc	7.630	03/15/20	Ba2	2,306,250
3,600,000	Texas Industries, Inc	7.250	07/15/13	B3	3,537,000
3,000,000	United States Steel Corp	7.380	04/01/20	Ba2	3,007,500

	TOTAL PRIMARY METAL INDUSTRIES				9,124,790

PRINTING AND PUBLISHING - 0.1%
640,000	American Achievement Corp	8.250	04/01/12	B2	633,600

	TOTAL PRINTING AND PUBLISHING				633,600

RAILROAD TRANSPORTATION - 0.3%
1,560,000	Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	B2	1,599,000

	TOTAL RAILROAD TRANSPORTATION				1,599,000

REAL ESTATE - 0.9%
1,750,000	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	Ba3	1,850,625
2,500,000	Icahn Enterprises LP	7.750	01/15/16	Ba3	2,406,250
1,250,000	Icahn Enterprises LP	8.000	01/15/18	Ba3	1,204,688

	TOTAL REAL ESTATE				5,461,563

SECURITY AND COMMODITY BROKERS - 0.8%
5,143,000	Nuveen Investments, Inc	10.500	11/15/15	Caa3	4,988,710

	TOTAL SECURITY AND COMMODITY BROKERS				4,988,710

SOCIAL SERVICES - 0.4%
2,780,000	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,696,600

	TOTAL SOCIAL SERVICES				2,696,600

STONE, CLAY, AND GLASS PRODUCTS - 1.0%
4,250,000	Cemex SAB de C.V.	9.500	12/14/16	NR	4,398,750
1,300,000	USG Corp	9.750	08/01/14	B1	1,378,000

	TOTAL STONE, CLAY, AND GLASS PRODUCTS				5,776,750

TRANSPORTATION BY AIR - 0.8%
1,500,000	Bristow Group, Inc	6.130	06/15/13	Ba2	1,496,250
3,278,000	Bristow Group, Inc	7.500	09/15/17	Ba2	3,310,780

	TOTAL TRANSPORTATION BY AIR				4,807,030

TRANSPORTATION EQUIPMENT - 1.7%
4,109,000	Bombardier, Inc	8.000	11/15/14	Ba2	4,304,177
2,000,000	Bombardier, Inc	7.500	03/15/18	Ba2	2,085,000
1,500,000	Ford Motor Co	7.450	07/16/31	B3	1,417,499
875,000	Lear Corp	7.880	03/15/18	B1	884,844

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,250,000	TRW Automotive, Inc	8.880%	12/01/17	B3	$1,295,313

	TOTAL TRANSPORTATION EQUIPMENT				9,986,833

WATER TRANSPORTATION - 0.5%
1,404,000	Gulfmark Offshore, Inc	7.750	07/15/14	B1	1,393,470
1,775,000	Hornbeck Offshore Services, Inc	8.000	09/01/17	Ba3	1,775,000

	TOTAL WATER TRANSPORTATION				3,168,470

WHOLESALE TRADE-DURABLE GOODS - 2.3%
4,000,000	Ace Hardware Corp	9.130	06/01/16	Ba2	4,290,000
6,000,000	McJunkin Red Man Corp	9.500	12/15/16	B3	6,127,500
875,000	Rearden G Holdings Eins	7.880	03/30/20	B1	885,938
1,000,000	Russel Metals, Inc	6.380	03/01/14	Ba2	936,250
1,900,000	Ryerson, Inc	12.000	11/01/15	Caa1	1,995,000

	TOTAL WHOLESALE TRADE-DURABLE GOODS				14,234,688

WHOLESALE TRADE-NONDURABLE GOODS - 2.1%
1,640,000	AmeriGas Partners LP	7.130	05/20/16	Ba3	1,656,400
850,000	Inergy LP	6.880	12/15/14	B1	850,000
1,500,000	Inergy LP	8.750	03/01/15	B1	1,569,375
2,750,000	Inergy LP	8.250	03/01/16	B1	2,832,500
4,050,000	SuperValu, Inc	7.500	11/15/14	Ba3	4,110,750
1,885,000	SuperValu, Inc	8.000	05/01/16	Ba3	1,908,563

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				12,927,588

	TOTAL CORPORATE BONDS				572,166,711

	(Cost $539,764,267)

	TOTAL INVESTMENTS - 97.1%				584,473,890
	(Cost $551,142,885)
	OTHER ASSETS & LIABILITIES, NET - 2.9%				17,605,425

	NET ASSETS - 100.0%				$602,079,315

†	As provided by Moody’s Investors Services.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
o	Payment in Kind Bond.

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

LONG-TERM MUNICIPAL BONDS - 99.0%

ALABAMA - 1.9%
$ 1,000,000		Alabama Public School & College Authority	5.000%	05/01/19	Aa2	$1,109,120
2,470,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,590,709
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	A3	1,840,888

		TOTAL ALABAMA				5,540,717

ALASKA - 0.8%
660,000		Alaska Railroad Corp	5.250	08/01/16	A1	724,548
1,445,000		Borough of North Slope AK	5.500	06/30/18	A2	1,667,978

		TOTAL ALASKA				2,392,526

ARIZONA - 2.1%
1,010,000		Arizona School Facilities Board	5.750	09/01/18	A2	1,151,279
2,000,000		City of Tucson AZ	5.000	07/01/20	Aa3	2,259,800
1,000,000		Scottsdale Municipal Property Corp	5.000	07/01/24	Aa1	1,127,420
1,260,000		Tucson AZ	5.250	07/01/14	A1	1,401,082

		TOTAL ARIZONA				5,939,581

ARKANSAS - 1.1%
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,873,520
1,225,000		North Little Rock AR	6.500	07/01/15	Baa1	1,370,003

		TOTAL ARKANSAS				3,243,523

CALIFORNIA - 6.9%
1,000,000	i	California Pollution Control Financing Authority, AMT	5.130	11/01/23	NR	1,005,260
205,000		City of San Bernardino CA, ETM	7.500	05/01/23	Aaa	258,142
2,000,000		County of San Bernardino CA	5.250	08/01/19	A3	2,068,360
20,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	Baa1	20,411
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	Baa1	2,604,175
2,125,000		Los Angeles Unified School District, COP	5.000	10/01/17	A2	2,251,416
440,000		Metropolitan Water District of Southern California	5.750	07/01/21	Aa2	522,016
635,000		Sacramento City Financing Authority	5.400	11/01/20	Baa1	665,378
3,865,000		State of California	5.000	03/01/17	Baa1	4,136,414
3,765,000		Vallejo City Unified School District	5.900	08/01/25	Baa1	3,945,757
511,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	WR	505,890
1,450,000		West Contra Costa Unified School District	6.000	08/01/21	A2	1,620,665

		TOTAL CALIFORNIA				19,603,884

COLORADO - 1.5%
1,645,000		Colorado State Higher Education	5.000	11/01/25	Aa3	1,726,888
1,000,000		Denver City & County School District No	5.500	12/01/23	Aa3	1,190,340
1,000,000		Jefferson County Colorado School District	5.000	0	Aa3	1,143,240
120,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	A3	111,220

		TOTAL COLORADO				4,171,688

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

CONNECTICUT - 0.4%
$ 905,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000%	01/01/15	Aaa	$1,083,231

		TOTAL CONNECTICUT				1,083,231

DISTRICT OF COLUMBIA - 0.2%
635,000		District of Columbia, COP	5.250	01/01/14	A2	680,466

		TOTAL DISTRICT OF COLUMBIA				680,466

FLORIDA - 9.2%
2,235,000		Broward County School Board, COP	5.250	07/01/16	A1	2,428,158
1,950,000		City of Jacksonville FL	5.000	10/01/19	Aa3	2,124,123
512,000		City of Lakeland FL, ETM	5.750	10/01/19	WR	560,082
1,190,000		County of Brevard FL	5.000	07/01/16	Baa1	1,233,744
1,000,000		County of Broward FL	5.000	01/01/21	Aa1	1,130,360
1,000,000		County of Miami-Dade FL	5.000	07/01/17	Aa3	1,116,770
2,000,000		County of Orange FL	5.250	10/01/22	NR	2,178,170
2,120,000		County of Seminole FL	5.250	10/01/24	Aa3	2,349,280
1,600,000		First Governmental Financing Commission	5.500	07/01/15	A1	1,783,376
2,200,000		Florida Department of Transportation	5.000	07/01/18	Aa3	2,439,756
1,760,000		Florida State Board of Education	5.000	07/01/18	A2	1,939,857
1,000,000		Florida State Department of Management Services	5.000	08/01/18	Aa2	1,095,310
3,725,000		Lake County School Board, COP	5.250	06/01/17	Baa1	3,956,144
1,000,000		Tampa Bay Water Fl Utility System Revenue	5.500	10/01/21	Aa3	1,148,990
500,000		Town of Jupiter FL	5.500	07/01/21	Aa2	573,170

		TOTAL FLORIDA				26,057,290

GEORGIA - 2.6%
10,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	Baa1	11,229
3,895,000		City of Atlanta GA	5.500	11/01/13	Baa1	4,250,586
2,195,000		Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	A2	2,510,420
480,000		Municipal Electric Authority of Georgia	6.500	01/01/17	A1	561,912

		TOTAL GEORGIA				7,334,147

ILLINOIS - 5.6%
4,525,000		Chicago Board of Education	6.000	01/01/20	A1	4,978,333
1,000,000		Chicago Public Building Commission	5.250	03/01/24	A2	1,079,000
1,000,000		Chicago State University	5.500	12/01/23	Baa1	1,026,670
2,500,000		Chicago Transit Authority	5.500	06/01/18	A2	2,817,850
1,005,000		City of Chicago IL	5.000	12/01/15	Aa3	1,151,149
470,000		Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	Aa3	534,432
250,000		Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	Aaa	283,363
675,000	i	Illinois Finance Authority	5.500	03/01/14	Baa3	676,816
200,000		Illinois Municipal Electric Agency	5.250	02/01/17	A1	217,266
175,000		Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aa3	194,952
100,000		Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	WR	97,969
2,500,000		State of Illinois	6.250	12/15/20	A3	2,777,890

		TOTAL ILLINOIS				15,835,690

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

INDIANA - 5.2%
$ 770,000		Franklin Community Multi-School Building Corp	5.000%	07/15/22	WR	$811,911
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aa3	1,137,100
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	WR	1,706,732
2,120,000		Indiana Bond Bank	5.250	04/01/19	Baa1	2,358,966
320,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	364,205
5,180,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	A3	5,703,010
800,000		Lawrence Township School Building Corp	5.000	07/10/19	Aa3	856,880
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	Aa3	571,516
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	A1	1,370,016

		TOTAL INDIANA				14,880,336

LOUISIANA - 1.0%
2,000,000		City of New Orleans LA, GO	5.500	12/01/21	Baa3	2,060,140
820,000		Desoto Parish LA	5.000	10/01/12	Baa3	863,837

		TOTAL LOUISIANA				2,923,977

MASSACHUSETTS - 3.4%
3,200,000		Commonwealth of Massachusetts	5.250	09/01/22	Aa2	3,734,976
1,350,000		Massachusetts Bay Transportation Authority	5.000	07/01/24	Aa2	1,534,761
275,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	286,539
3,500,000		Massachusetts St. Water Pollution Abatement	5.000	08/01/21	Aaa	4,054,470

		TOTAL MASSACHUSETTS				9,610,746

MICHIGAN - 5.6%
1,405,000		Caledonia Community Schools, GO	5.000	05/01/15	Aa3	1,575,511
900,000		City of Detroit MI	6.500	07/01/15	WR	997,119
3,030,000		Detroit City School District	6.000	05/01/21	Aa3	3,381,862
2,355,000	i	Detroit MI	5.000	07/01/14	Aa3	2,478,378
200,000		Forest Hills Public Schools, GO	5.000	05/01/15	Aa2	221,754
1,450,000		L’Anse Creuse Public Schools, GO	5.000	05/01/15	Aa3	1,628,916
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	Baa1	1,064,776
1,095,000		Michigan State Housing Development Authority	5.000	04/01/16	NR	1,103,497
395,000		New Haven Community Schools, GO	5.250	05/01/16	Aa3	444,205
1,830,000		State of Michigan	5.250	05/15/18	Aa3	2,084,107
1,050,000		Wayne County Airport Authority	5.000	12/01/17	A2	1,076,775

		TOTAL MICHIGAN				16,056,900

MINNESOTA - 0.4%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,153,580

		TOTAL MINNESOTA				1,153,580

MISSISSIPPI - 1.5%
920,000		County of Lowndes MS	6.800	04/01/22	Ba1	1,004,671
3,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	Baa1	3,237,980

		TOTAL MISSISSIPPI				4,242,651

MISSOURI - 1.1%
1,200,000		Missouri State Environmental Improvement & Energy Resources Authority	5.500	07/01/12	Aaa	1,319,652
1,640,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	Baa1	1,793,143

		TOTAL MISSOURI				3,112,795

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE

NEBRASKA - 0.9%
$ 2,000,000	Central Plains Energy Project	5.000%	12/01/15	Ba3	$2,062,400
630,000	Nebraska Investment Finance Authority	5.900	09/01/24	NR	631,936

	TOTAL NEBRASKA				2,694,336

NEVADA - 0.2%
500,000	County of Clark NV	5.300	10/01/11	NR	502,350

	TOTAL NEVADA				502,350

NEW JERSEY - 3.9%
25,000	Garden State Preservation Trust	5.130	11/01/18	Aa3	28,602
1,690,000	New Jersey Economic Development Authority	5.380	06/15/14	Baa2	1,831,252
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	Aaa	1,319,023
215,000	New Jersey State Turnpike Authority	6.500	01/01/16	A3	251,583
2,500,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	2,768,089
2,430,000	Newark Housing Authority	5.250	01/01/24	Baa1	2,673,183
2,000,000	State of New Jersey	5.250	08/01/22	Aa3	2,315,120

	TOTAL NEW JERSEY				11,186,852

NEW YORK - 3.8%
310,000	East Rochester Housing Authority	4.200	08/15/17	NR	320,959
195,000	Lackawanna Housing Authority	5.000	09/01/16	NR	213,515
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	A3	1,100,800
6,490,000	New York State Dormitory Authority	4.150	08/15/17	NR	6,884,788
130,000	New York State Thruway Authority	5.500	04/01/12	A1	140,966
1,000,000	New York State Urban Development Corp	5.000	03/15/18	NR	1,136,599
1,050,000	Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,102,511

	TOTAL NEW YORK				10,900,138

NORTH CAROLINA - 1.3%
1,000,000	County of New Hanover NC	5.000	12/01/20	Aa1	1,159,400
1,175,000	North Carolina Eastern Municipal Power Agency	5.000	01/01/21	Aaa	1,363,987
40,000	North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	A2	41,474
1,165,000	Pitt County NC, ETM	5.250	12/01/21	Aaa	1,253,983

	TOTAL NORTH CAROLINA				3,818,844

OHIO - 4.8%
1,095,000	Buckeye Tobacco Settlement Financing Authority	5.000	06/01/15	Baa3	1,113,823
2,000,000	Cincinnati City School District	5.250	12/01/24	Aa3	2,267,920
1,000,000	Ohio Air Quality Development Authority	5.630	06/01/18	Baa1	1,072,480
2,300,000	Ohio State Water Development Authority	5.500	06/01/17	Aaa	2,722,281
25,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	Aaa	27,948
6,260,000	State of Ohio	5.000	05/01/17	Aa2	6,578,054

	TOTAL OHIO				13,782,506

OKLAHOMA - 0.1%
155,000	Grand River Dam Authority	5.500	06/01/13	A2	168,321

	TOTAL OKLAHOMA				168,321

OREGON - 0.1%
265,000	Oregon State Housing & Community Services Department	5.650	07/01/28	Aa2	265,175

	TOTAL OREGON				265,175

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

PENNSYLVANIA - 5.0%
$ 1,310,000		Allegheny County Hospital Development Authority	5.300%	07/01/26	Baa1	$1,425,609
1,580,000		Carbon County Hospital Authority	5.400	11/15/14	Baa1	1,648,730
1,390,000		Carbon County Industrial Development Authority, AMT	6.650	05/01/10	NR	1,389,805
3,160,000		Commonwealth of Pennsylvania	5.000	01/01/16	Aa2	3,623,701
2,225,000		Pennsylvania Economic Development Financing Authority	6.500	11/01/16	A2	2,225,994
575,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	NR	511,842
2,025,000		Philadelphia School District, GO	5.000	06/01/24	Aa3	2,095,652
1,110,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	1,216,909

		TOTAL PENNSYLVANIA				14,138,242

PUERTO RICO - 7.1%
3,575,000		Commonwealth of Puerto Rico	5.000	07/01/13	Baa3	3,831,078
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,304,500
1,215,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	Baa3	1,274,061
5,300,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	Aa3	5,741,785
3,670,000	i	Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	3,832,173
4,090,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	4,219,788

		TOTAL PUERTO RICO				20,203,385

RHODE ISLAND - 0.9%
715,000		Providence Housing Authority	5.000	09/01/17	Aa3	764,044
1,590,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	A1	1,788,089

		TOTAL RHODE ISLAND				2,552,133

SOUTH CAROLINA - 1.1%
385,000		County of Greenville SC, COP	5.000	04/01/17	Baa1	387,603
315,000		County of Richland SC	4.600	09/01/12	Baa3	328,753
150,000		Georgetown County SC	5.700	04/01/14	Baa3	161,196
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	Aa3	1,236,368
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	A2	1,049,930

		TOTAL SOUTH CAROLINA				3,163,850

SOUTH DAKOTA - 0.2%
500,000		State of South Dakota	6.700	09/01/17	Aa3	592,035

		TOTAL SOUTH DAKOTA				592,035

TENNESSEE - 3.1%
125,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A2	130,996
1,000,000	h	County of Williamson TN	5.000	04/01/24	Aaa	1,158,750
1,000,000		Memphis-Shelby County Airport Authority	5.630	07/01/20	A2	1,047,060
1,500,000		Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	6.000	12/01/16	WR	1,640,910
4,800,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	Ba3	4,974,795

		TOTAL TENNESSEE				8,952,511

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

TEXAS - 11.9%
$ 3,030,000		Alliance Airport Authority, AMT	4.850%	04/01/21	Baa2	$3,002,003
970,000		Bexar Metropolitan Water District	5.000	05/01/17	A3	1,034,107
3,230,000	i	Brazos River Authority	6.300	07/01/32	Caa3	3,170,066
400,000		Charterwood Municipal Utility District	5.950	05/01/12	Aaa	400,084
2,895,000		County of Harris TX	5.000	08/15/16	Aa3	3,294,876
1,000,000		County of Montgomery TX	5.000	03/01/20	Aa3	1,101,700
500,000		Dallas-Fort Worth International Airport Facilities Improvement Corp	5.000	11/01/19	A1	546,070
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	A1	525,050
1,935,000		Harris County Flood Control District	5.250	10/01/18	Aa1	2,247,169
1,445,000		Humble Independent School District	5.000	02/15/18	Aa3	1,613,762
2,500,000		Lower Colorado River Authority	6.000	01/01/17	Baa1	2,827,622
1,475,000	i	Matagorda County Navigation District No	5.150	11/01/29	Baa1	1,442,779
220,000		North Central Texas Health Facility Development Corp	5.500	06/01/21	Aaa	257,288
3,500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	A2	3,722,614
3,505,000	i	Sabine River Authority	5.500	05/01/22	Caa3	2,285,032
1,000,000		Texas A&M University	5.000	07/01/25	Aaa	1,150,310
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	6.250	12/15/26	A2	2,699,975
2,000,000		University of Texas	5.250	07/01/26	Aaa	2,338,240

		TOTAL TEXAS				33,658,747

VERMONT - 0.4%
1,010,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	Aa3	1,012,798

		TOTAL VERMONT				1,012,798

VIRGINIA- 1.7%
320,000		Tobacco Settlement Financing Corp	5.500	06/01/26	Aaa	352,310
3,950,000		Virginia College Building Authority	5.000	02/01/24	Aa1	4,519,225

		TOTAL VIRGINIA				4,871,535

WASHINGTON - 1.6%
200,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Baa1	210,648
3,150,000		Port of Seattle WA	5.500	09/01/17	A1	3,499,051
700,000		Washington Economic Development Finance Authority	5.000	06/01/16	Aa2	779,758

		TOTAL WASHINGTON				4,489,457

WISCONSIN - 0.4%
1,000,000		State of Wisconsin	5.000	05/01/19	A1	1,090,510
65,000		State of Wisconsin	6.880	06/01/11	Aa1	67,418

		TOTAL WISCONSIN				1,157,928

		TOTAL LONG-TERM MUNICIPAL BONDS				281,974,871

		(Cost $278,134,505)

		TOTAL INVESTMENTS - 99.0%				281,974,871
		(Cost $278,134,505)

		OTHER ASSETS & LIABILITIES, NET - 1.0%				2,977,821

		NET ASSETS - 100.0%				$284,952,692

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NR	Not Rated by Moody’s
WR	Withdrawn Rating

†	As provide by Moody’s Investors Service (unaudited).
h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL		ISSUER	VALUE

GOVERNMENT BONDS - 98.5%

U.S. TREASURY SECURITIES - 98.5%
		United States Treasury Inflation Indexed Bonds k
$ 30,138,524		2.380%, 04/15/11	$31,113,324
12,012,771		3.380%, 01/15/12	12,856,475
28,054,343		2.000%, 04/15/12	29,382,548
46,073,940		3.000%, 07/15/12	49,630,295
24,447,681		0.630%, 04/15/13	24,917,541
45,022,106		1.880%, 07/15/13	47,635,504
44,657,709		2.000%, 01/15/14	47,417,422
29,177,445		1.250%, 04/15/14	30,157,632
37,804,753		2.000%, 07/15/14	40,217,754
38,040,482		1.630%, 01/15/15	39,740,435
35,310,313		1.880%, 07/15/15	37,368,233
37,284,623		2.000%, 01/15/16	39,556,673
33,896,696		2.500%, 07/15/16	37,032,140
28,918,065		2.380%, 01/15/17	31,224,744
26,171,339		2.630%, 07/15/17	28,763,924
26,579,197		1.630%, 01/15/18	27,191,768
25,520,650		1.380%, 07/15/18	25,538,591
24,471,888		2.130%, 01/15/19	25,777,683
26,687,399		1.880%, 07/15/19	27,490,103
21,341,109		1.380%, 01/15/20	20,917,616
52,103,662		2.380%, 01/15/25	54,541,957
33,212,843		2.000%, 01/15/26	33,039,007
28,713,613		2.380%, 01/15/27	29,924,983
27,820,249		1.750%, 01/15/28	26,335,788
35,512,266		3.630%, 04/15/28	43,294,459
27,045,220		2.500%, 01/15/29	28,587,636
38,649,177		3.880%, 04/15/29	49,054,270
10,277,789		3.380%, 04/15/32	12,463,422
14,635,332		2.130%, 02/15/40	14,508,414

		TOTAL U.S. TREASURY SECURITIES	945,680,341

		TOTAL GOVERNMENT BONDS
		(Cost $921,080,327)	945,680,341

		TOTAL INVESTMENTS - 98.5%	945,680,341
		(Cost $921,080,327)
		OTHER ASSETS AND LIABILITIES, NET - 1.5%	13,995,490

		NET ASSETS - 100.0%	$959,675,831

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 98.9%

CORPORATE BONDS - 21.6%

AGENCY SECURITIES - 0.8%
$ 100,000	Citigroup Funding, Inc	2.250%	12/10/12	Aaa	$101,623
160,000	Citigroup, Inc	2.130	04/30/12	Aaa	162,929
120,000	General Electric Capital Corp	3.000	12/09/11	Aaa	124,007
125,000	General Electric Capital Corp	2.200	06/08/12	Aaa	127,320
110,000	General Electric Capital Corp	2.630	12/28/12	Aaa	112,960
150,000	Goldman Sachs Group, Inc	1.630	07/15/11	Aaa	151,690
115,000	Goldman Sachs Group, Inc	3.250	06/15/12	Aaa	119,910

	TOTAL AGENCY SECURITIES				900,439

AUTO REPAIR, SERVICES AND PARKING - 0.0%
7,000	Ryder System, Inc	5.950	05/02/11	Baa1	7,310

	TOTAL AUTO REPAIR, SERVICES AND PARKING				7,310

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.2%
25,000	Home Depot, Inc	5.250	12/16/13	Baa1	27,072
175,000	Lowe’s Cos, Inc	5.500	10/15/35	A1	169,510

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				196,582

BUSINESS SERVICES - 0.3%
103,000	Daimler Finance North America LLC	7.300	01/15/12	A3	112,155
25,000	Microsoft Corp	4.200	06/01/19	Aaa	25,322
95,000	Oracle Corp	5.750	04/15/18	A2	104,197
100,000	WPP Finance UK	5.880	06/15/14	Baa3	105,740

	TOTAL BUSINESS SERVICES				347,414

CHEMICALS AND ALLIED PRODUCTS - 1.1%
39,000	Abbott Laboratories	6.000	04/01/39	A1	41,281
75,000	Amgen, Inc	4.500	03/15/20	A3	74,878
91,000	Dow Chemical Co	8.550	05/15/19	Baa3	110,086
40,000	EI du Pont de Nemours & Co	5.250	12/15/16	A2	43,165
43,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	47,427
370,000	Johnson & Johnson	3.800	05/15/13	Aaa	391,699
92,000	Lubrizol Corp	8.880	02/01/19	Baa2	116,036
75,000	Novartis Capital Corp	2.900	04/24/15	Aa2	74,476
100,000	Pfizer, Inc	6.200	03/15/19	A1	112,948
50,000	Potash Corp of Saskatchewan, Inc	4.880	03/30/20	Baa1	50,086
40,000	Praxair, Inc	3.250	09/15/15	A2	40,108
25,000	Procter & Gamble Co	3.500	02/15/15	Aa3	25,607
170,000	Wyeth	5.950	04/01/37	A1	177,987

	TOTAL CHEMICALS AND ALLIED PRODUCTS				1,305,784

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

COMMUNICATIONS - 2.1%
$ 100,000		America Movil SAB de C.V.	3.630%	03/30/15	A2	$100,339
195,000		AT&T Corp	8.000	11/15/31	A2	237,072
46,000		AT&T Mobility LLC	7.130	12/15/31	A2	50,932
19,000		AT&T, Inc	5.880	08/15/12	A2	20,768
50,000		CBS Corp	5.750	04/15/20	Baa3	50,215
34,000		CenturyTel, Inc	7.600	09/15/39	Baa3	32,774
129,000		Comcast Corp	7.050	03/15/33	Baa1	138,730
20,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	25,614
50,000		DIRECTV Holdings LLC	4.750	10/01/14	Baa3	52,236
45,000		France Telecom S.A.	8.500	03/01/31	A3	59,690
63,000		Qwest Corp	8.880	03/15/12	Ba1	68,985
150,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	153,875
250,000		Time Warner Cable, Inc	7.500	04/01/14	Baa2	288,614
640,000		Verizon Communications, Inc	4.350	02/15/13	A3	678,835
121,000		Viacom, Inc	4.380	09/15/14	Baa2	125,016
303,000		Vodafone Group plc	5.630	02/27/17	Baa1	324,232

		TOTAL COMMUNICATIONS				2,407,927

DEPOSITORY INSTITUTIONS - 3.9%
75,000		Asian Development Bank	5.820	06/16/28	Aaa	78,908
200,000		Bank of America Corp	5.380	08/15/11	A2	210,218
130,000		Bank of America Corp	2.100	04/30/12	Aaa	132,394
150,000		Bank of America Corp	3.130	06/15/12	Aaa	155,868
70,000		Bank of America Corp	4.500	04/01/15	A2	70,584
500,000		Bank of America Corp	5.490	03/15/19	A3	487,058
100,000		Barclays Bank plc	5.200	07/10/14	Aa3	106,784
70,000		BB&T Corp	4.900	06/30/17	A2	69,585
100,000		Citigroup, Inc	5.100	09/29/11	A3	104,231
110,000		Citigroup, Inc	2.880	12/09/11	Aaa	113,501
277,000		Citigroup, Inc	5.880	05/29/37	A3	249,518
135,000		Credit Suisse	5.300	08/13/19	Aa1	138,435
100,000		Credit Suisse AG.	5.400	01/14/20	Aa2	100,782
100,000		Deutsche Bank AG.	3.880	08/18/14	Aa3	102,170
50,000		HSBC Bank USA NA	4.630	04/01/14	A1	52,169
16,000		HSBC Bank USA NA	5.880	11/01/34	A1	15,524
33,000		HSBC Bank USA NA	7.000	01/15/39	A1	36,188
105,000		Inter-American Development Bank	3.880	09/17/19	Aaa	105,249
319,000		JPMorgan Chase & Co	5.130	09/15/14	A1	336,992
180,000		JPMorgan Chase & Co	4.950	03/25/20	Aa3	178,464
33,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	35,630
80,000		PNC Funding Corp	5.400	06/10/14	A3	85,914
50,000		Royal Bank of Scotland plc	4.880	03/16/15	Aa3	49,988
80,000		UBS AG.	5.750	04/25/18	Aa3	81,946
420,000		US Bank NA	6.300	02/04/14	Aa2	468,392
550,000		Wachovia Bank NA	5.300	10/15/11	A1	581,922
248,000	i	Wachovia Capital Trust III	5.800	12/30/49	Ba1	210,180
164,000		Wells Fargo & Co	5.380	02/07/35	A1	152,462
20,000		Western Union Co	5.930	10/01/16	A3	22,118

		TOTAL DEPOSITORY INSTITUTIONS				4,533,174

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

EATING AND DRINKING PLACES - 0.0%
$ 30,000	McDonald’s Corp	6.300%	03/01/38	A3	$32,586

	TOTAL EATING AND DRINKING PLACES				32,586

EDUCATIONAL SERVICES - 0.0%
20,000	Princeton University	5.700	03/01/39	Aaa	20,782

	TOTAL EDUCATIONAL SERVICES				20,782

ELECTRIC, GAS, AND SANITARY SERVICES - 1.9%
40,000	Appalachian Power Co	7.000	04/01/38	Baa2	44,996
60,000	Atmos Energy Corp	4.950	10/15/14	Baa2	63,457
32,000	Commonweatlh Edison Co	5.900	03/15/36	Baa1	32,481
30,000	Consumers Energy Co	6.130	03/15/19	A3	32,605
160,000	Dominion Resources, Inc	5.150	07/15/15	Baa2	171,730
246,000	Duke Energy Corp	5.050	09/15/19	Baa2	248,885
40,000	Energy Transfer Partners LP	7.500	07/01/38	Baa3	44,799
47,000	Florida Power & Light Co	4.950	06/01/35	Aa2	42,046
29,000	Florida Power Corp	5.650	06/15/18	A1	31,400
80,000	Florida Power Corp	4.550	04/01/20	A1	79,473
377,000	Georgia Power Co	5.950	02/01/39	A2	388,759
100,000	Kinder Morgan Energy Partners LP	5.800	03/01/21	Baa2	104,516
229,000	Midamerican Energy Holdings Co	5.880	10/01/12	Baa1	249,985
50,000	NiSource Finance Corp	6.400	03/15/18	Baa3	53,611
20,000	Pacific Gas & Electric Co	6.050	03/01/34	A3	20,596
75,000	Pacific Gas & Electric Co	5.800	03/01/37	A3	74,420
200,000	Public Service Electric & Gas Co	5.700	12/01/36	A2	201,435
63,000	Republic Services, Inc	5.500	09/15/19	Baa3	64,521
35,000	Southern California Edison Co	6.050	03/15/39	A1	36,895
75,000	Toledo Edison Co	7.250	05/01/20	Baa1	86,720
43,000	Veolia Environnement	5.250	06/03/13	A3	46,160
15,000	Waste Management, Inc	7.130	12/15/17	Baa3	17,124
56,000	Williams Cos, Inc	7.880	09/01/21	Baa3	65,935
70,000	Williams Partner	7.250	02/01/17	Baa3	79,911

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				2,282,460

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.6%
93,000	Cisco Systems, Inc	4.950	02/15/19	A1	96,714
30,000	Cisco Systems, Inc	4.450	01/15/20	A1	29,834
50,000	Dell, Inc	5.880	06/15/19	A2	54,107
247,000	Koninklijke Philips Electronics NV	5.750	03/11/18	A3	263,440
261,000	Tyco International Finance S.A.	6.000	11/15/13	Baa1	288,436

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				732,531

ENGINEERING AND MANAGEMENT SERVICES - 0.0%
44,000	Quest Diagnostics, Inc	5.450	11/01/15	Baa2	47,444

	TOTAL ENGINEERING AND MANAGEMENT SERVICES				47,444

FABRICATED METAL PRODUCTS - 0.1%
75,000	CRH America, Inc	5.300	10/15/13	Baa1	79,890

	TOTAL FABRICATED METAL PRODUCTS				79,890

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

FOOD AND KINDRED PRODUCTS - 1.0%
$ 316,000	Anheuser-Busch Cos, Inc	5.500%	01/15/18	Baa2	$333,223
50,000	Bottling Group LLC	5.130	01/15/19	A2	52,389
25,000	ConAgra Foods, Inc	7.000	04/15/19	Baa2	28,831
80,000	Diageo Capital plc	5.750	10/23/17	A3	86,679
25,000	Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa2	28,560
45,000	General Mills, Inc	5.200	03/17/15	Baa1	48,851
225,000	Kellogg Co	5.130	12/03/12	A3	243,678
103,000	Kraft Foods, Inc	6.500	08/11/17	Baa2	115,376
100,000	Kraft Foods, Inc	5.380	02/10/20	Baa2	101,636
100,000	PepsiCo, Inc	4.500	01/15/20	Aa3	101,131
50,000	Reynolds American, Inc	6.750	06/15/17	Baa3	53,554

	TOTAL FOOD AND KINDRED PRODUCTS				1,193,908

FOOD STORES - 0.1%
45,000	Kroger Co	6.150	01/15/20	Baa2	48,850
39,000	Safeway, Inc	6.350	08/15/17	Baa2	43,195
50,000	Starbucks Corp	6.250	08/15/17	Baa3	54,216

	TOTAL FOOD STORES				146,261

FURNITURE AND FIXTURES - 0.0%
10,000	Johnson Controls, Inc	5.500	01/15/16	Baa2	10,707

	TOTAL FURNITURE AND FIXTURES				10,707

GENERAL BUILDING CONTRACTORS - 0.0%
10,000	MDC Holdings, Inc	5.500	05/15/13	Baa3	10,313
10,000	Toll Brothers Finance Corp	5.150	05/15/15	Ba1	9,979

	TOTAL GENERAL BUILDING CONTRACTORS				20,292

GENERAL MERCHANDISE STORES - 0.2%
60,000	Target Corp	7.000	07/15/31	A2	67,595
100,000	Wal-Mart Stores, Inc	4.500	07/01/15	Aa2	107,285
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	85,282

	TOTAL GENERAL MERCHANDISE STORES				260,162

HEALTH SERVICES - 0.1%
25,000	Covidien International		10/15/12	Baa1	27,292
25,000	Express Scripts		06/15/14	Baa3	27,698
25,000	Howard Hughes Medical Institute	3.450	09/01/14	Aaa	25,794

	TOTAL HEALTH SERVICES				80,784

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
60,000	BHP Billiton Finance Ltd	5.400	03/29/17	A1	64,851
25,000	Boston Properties LP	5.000	06/01/15	Baa2	25,622
35,000	ERP Operating LP	5.250	09/15/14	Baa1	36,646
130,000	HCP, Inc	6.000	01/30/17	Baa3	129,489
30,000	International Finance Corp	3.000	04/22/14	Aaa	30,445
34,000	ProLogis	6.630	05/15/18	Baa2	33,787
88,000	Simon Property Group LP	5.100	06/15/15	A3	90,378
92,000	Telefonica Europe BV	8.250	09/15/30	Baa1	112,860

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				524,078

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

HOTELS AND OTHER LODGING PLACES - 0.0%
$ 10,000	Marriott International, Inc	5.630%	02/15/13	Baa3	$10,640

	TOTAL HOTELS AND OTHER LODGING PLACES				10,640

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.7%
10,000	Black & Decker Corp	8.950	04/15/14	Baa1	11,840
36,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	40,570
61,000	Caterpillar Financial Services Corp	7.150	02/15/19	A2	71,803
10,000	Caterpillar, Inc	7.300	05/01/31	A2	11,879
18,000	Deere & Co	5.380	10/16/29	A2	17,946
310,000	Hewlett-Packard Co	4.250	02/24/12	A2	327,479
100,000	International Business Machines Corp	4.750	11/29/12	A1	108,185
53,000	International Business Machines Corp	5.600	11/30/39	A1	53,456
76,000	John Deere Capital Corp	4.950	12/17/12	A2	82,354
80,000	Xerox Corp	4.250	02/15/15	Baa2	80,661

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				806,173

INSTRUMENTS AND RELATED PRODUCTS - 0.2%
120,000	Baxter International, Inc	4.500	08/15/19	A3	121,090
16,000	Baxter International, Inc	6.250	12/01/37	A3	17,405
100,000	Emerson Electric Co	4.880	10/15/19	A2	104,613
36,000	Northrop Grumman Corp	7.750	02/15/31	Baa1	44,119

	TOTAL INSTRUMENTS AND RELATED PRODUCTS				287,227

INSURANCE AGENTS, BROKERS AND SERVICE - 0.0%
30,000	Hartford Financial Services Group, Inc	5.500	03/30/20	Baa3	29,547

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				29,547

INSURANCE CARRIERS - 0.8%
75,000	Allstate Corp	5.550	05/09/35	A3	72,024
151,000	American International Group, Inc	4.250	05/15/13	A3	148,219
133,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	Aa2	142,963
50,000	MetLife, Inc	6.380	06/15/34	A3	51,746
200,000	Prudential Financial, Inc	4.750	09/17/15	Baa2	205,854
60,000	Prudential Financial, Inc	6.100	06/15/17	Baa2	63,454
50,000	Travelers Cos, Inc	5.900	06/02/19	A2	54,685
124,000	UnitedHealth Group, Inc	6.000	02/15/18	Baa1	132,394
65,000	UnitedHealth Group, Inc	6.630	11/15/37	Baa1	67,568

	TOTAL INSURANCE CARRIERS				938,907

METAL MINING - 0.3%
98,000	Newmont Mining Corp	5.880	04/01/35	Baa2	94,339
227,000	Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	249,517

	TOTAL METAL MINING				343,856

MISCELLANEOUS RETAIL - 0.1%
70,000	CVS Caremark Corp	5.750	06/01/17	Baa2	75,487
38,000	Staples, Inc	9.750	01/15/14	Baa2	46,069

	TOTAL MISCELLANEOUS RETAIL				121,556

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MOTION PICTURES - 0.1%
$ 48,000	Historic TW, Inc	6.630%	05/15/29	Baa2	$50,610
53,000	Time Warner, Inc	5.880	11/15/16	Baa2	57,905

	TOTAL MOTION PICTURES				108,515

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.8%
873,000	European Investment Bank	3.250	10/14/11	Aaa	903,487
45,000	International Bank for Reconstruction & Development	3.630	05/21/13	Aaa	47,541
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	Aaa	32,890

	TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				983,918

NONDEPOSITORY INSTITUTIONS - 2.1%
69,000	American Express Co	8.150	03/19/38	A3	89,337
200,000	Capital One Financial Corp	7.380	05/23/14	Baa1	228,546
493,000	General Electric Capital Corp	3.500	08/13/12	Aa2	509,459
80,000	General Electric Capital Corp	5.380	10/20/16	Aa2	84,712
112,000	General Electric Capital Corp	6.880	01/10/39	Aa2	120,804
163,000	HSBC Finance Corp	5.500	01/19/16	A3	171,224
635,000	Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	Aaa	664,779
125,000	Landwirtschaftliche Rentenbank	4.130	07/15/13	Aaa	133,053
150,000	National Rural Utilities Cooperative Finance Corp	3.880	09/16/15	A1	153,063
80,000	SLM Corp	5.380	01/15/13	Ba1	79,012
25,000	SLM Corp	5.050	11/14/14	Ba1	23,135
154,000	XL Capital Finance Europe plc	6.500	01/15/12	Baa2	162,165

	TOTAL NONDEPOSITORY INSTITUTIONS				2,419,289

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
10,000	Vulcan Materials Co	7.000	06/15/18	Baa2	10,942

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				10,942

OIL AND GAS EXTRACTION - 0.9%
30,000	Anadarko Petroleum Corp	6.200	03/15/40	Baa3	29,517
133,000	Apache Corp	6.000	01/15/37	A3	139,940
75,000	Canadian Natural Resources Ltd	5.900	02/01/18	Baa2	81,168
65,000	Enterprise Products Operating LLC	5.000	03/01/15	Baa3	68,904
50,000	EQT Corp	6.500	04/01/18	Baa1	53,923
74,000	Nabors Industries, Inc	9.250	01/15/19	Baa1	92,047
175,000	Noble Energy, Inc	8.250	03/01/19	Baa2	211,944
65,000	Pemex Project Funding Master Trust	6.630	06/15/35	Baa1	64,037
47,000	Petrobras International Finance Co	6.130	10/06/16	Baa1	50,630
181,000	Plains All American Pipeline LP	5.750	01/15/20	Baa3	185,607
25,000	Talisman Energy, Inc	7.750	06/01/19	Baa2	29,789
93,000	Transocean, Inc	6.000	03/15/18	Baa2	101,235

	TOTAL OIL AND GAS EXTRACTION				1,108,741

PAPER AND ALLIED PRODUCTS - 0.1%
10,000	Bemis Co, Inc	5.650	08/01/14	Baa1	10,755
44,000	International Paper Co	9.380	05/15/19	Baa3	55,004

	TOTAL PAPER AND ALLIED PRODUCTS				65,759

PETROLEUM AND COAL PRODUCTS - 0.7%
100,000	BP Capital Markets plc	3.880	03/10/15	Aa1	103,858

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 58,000	Chevron Corp	3.450%	03/03/12	Aa1	$60,379
280,000	ConocoPhillips	4.600	01/15/15	A1	300,296
155,000	Marathon Oil Corp	6.600	10/01/37	Baa1	162,709
80,000	Shell International Finance BV	4.380	03/25/20	Aa1	79,310
31,000	Shell International Finance BV	6.380	12/15/38	Aa1	34,137
25,000	Valero Energy Corp	6.880	04/15/12	Baa2	27,092
30,000	Valero Energy Corp	7.500	04/15/32	Baa2	30,919

	TOTAL PETROLEUM AND COAL PRODUCTS				798,700

PIPELINES, EXCEPT NATURAL GAS - 0.1%
50,000	TransCanada PipeLines Ltd	7.130	01/15/19	A3	58,580
19,000	TransCanada PipeLines Ltd	7.630	01/15/39	A3	23,153

	TOTAL PIPELINES, EXCEPT NATURAL GAS				81,733

PRIMARY METAL INDUSTRIES - 0.1%
50,000	Alcoa, Inc	5.870	02/23/22	Baa3	45,942
57,000	ArcelorMittal USA, Inc	6.500	04/15/14	Baa3	61,786
15,000	Xstrata Finance Canada Ltd	5.800	11/15/16	Baa2	15,650

	TOTAL PRIMARY METAL INDUSTRIES				123,378

PRINTING AND PUBLISHING - 0.1%
130,000	News America, Inc	6.400	12/15/35	Baa1	132,750
45,000	Thomson Reuters Corp	5.850	04/15/40	Baa1	43,778

	TOTAL PRINTING AND PUBLISHING				176,528

RAILROAD TRANSPORTATION - 0.2%
94,000	Norfolk Southern Corp	7.250	02/15/31	Baa1	109,243
149,000	Union Pacific	5.750	11/15/17	Baa2	159,688

	TOTAL RAILROAD TRANSPORTATION				268,931

SECURITY AND COMMODITY BROKERS - 1.0%
20,000	BlackRock, Inc	6.250	09/15/17	A1	22,000
100,000	Goldman Sachs Group, Inc	6.600	01/15/12	A1	108,505
370,000	Goldman Sachs Group, Inc	7.500	02/15/19	A1	422,835
53,000	Lazard Group LLC	7.130	05/15/15	Ba1	55,650
213,000	Morgan Stanley	5.630	01/09/12	A2	225,602
236,000	Morgan Stanley	7.300	05/13/19	A2	260,735
40,000	NYSE Euronext	4.800	06/28/13	A3	42,772

	TOTAL SECURITY AND COMMODITY BROKERS				1,138,099

TOBACCO PRODUCTS - 0.1%
55,000	Altria Group, Inc	10.200	02/06/39	Baa1	73,738
52,000	Philip Morris International, Inc	6.880	03/17/14	A2	59,546

	TOTAL TOBACCO PRODUCTS				133,284

TRANSPORTATION BY AIR - 0.1%
34,000	Continental Airlines, Inc	5.980	04/19/22	Baa1	33,405
10,000	Delta Air Lines, Inc	7.570	11/18/10	NR	10,125
34,000	FedEx Corp	8.000	01/15/19	Baa2	41,631

	TOTAL TRANSPORTATION BY AIR				85,161

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

TRANSPORTATION EQUIPMENT - 0.2%
$ 136,000	Boeing Co	5.130%	02/15/13	A2	$147,319
11,000	General Dynamics Corp	5.380	08/15/15	A2	12,111
82,000	Honeywell International, Inc	5.700	03/15/37	A2	82,334
39,000	Lockheed Martin Corp	5.500	11/15/39	Baa1	38,052

	TOTAL TRANSPORTATION EQUIPMENT				279,816

TRANSPORTATION SERVICES - 0.0%
42,000	United Parcel Service, Inc	3.880	04/01/14	Aa3	43,999

	TOTAL TRANSPORTATION SERVICES				43,999

WHOLESALE TRADE-DURABLE GOODS - 0.1%
69,000	Vale Overseas Ltd	6.880	11/21/36	Baa2	71,384

	TOTAL WHOLESALE TRADE-DURABLE GOODS				71,384

WHOLESALE TRADE-NONDURABLE GOODS - 0.0%
50,000	Medco Health Solutions, Inc	7.130	03/15/18	Baa3	57,006

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				57,006

	TOTAL CORPORATE BONDS				25,623,604

	(Cost $25,454,854)

GOVERNMENT BONDS - 73.8%

AGENCY SECURITIES - 7.6%
	Federal Farm Credit Bank (FFCB)
500,000	FFCB	4.850	03/12/12	Aaa	535,544
100,000	FFCB	3.000	09/22/14	Aaa	101,504
	Federal Home Loan Bank (FHLB)
225,000	FHLB	1.630	03/16/11	Aaa	227,243
1,000,000	FHLB	1.630	07/27/11	Aaa	1,011,084
240,000	FHLB	3.630	10/18/13	Aaa	253,479
125,000	FHLB	3.130	12/13/13	Aaa	129,897
110,000	FHLB	5.250	06/18/14	Aaa	122,311
95,000	FHLB	4.750	12/16/16	Aaa	101,700
200,000	FHLB	5.000	11/17/17	Aaa	218,589
	Federal Home Loan Mortgage Corp (FHLMC)
225,000	FHLMC	5.630	03/15/11	Aaa	235,800
480,000	FHLMC	5.130	04/18/11	Aaa	502,602
353,000	FHLMC	1.630	04/26/11	Aaa	356,815
195,000	FHLMC	2.130	03/23/12	Aaa	198,525
211,000	FHLMC	4.130	09/27/13	Aaa	225,767
207,000	FHLMC	4.500	01/15/14	Aaa	224,061
310,000	FHLMC	3.630	08/25/14	Aaa	313,764
108,000	FHLMC	4.380	07/17/15	Aaa	115,757
125,000	FHLMC	4.750	11/17/15	Aaa	135,983
132,000	FHLMC	4.750	01/19/16	Aaa	143,112
213,000	FHLMC	5.250	04/18/16	Aaa	235,588
127,000	FHLMC	5.500	07/18/16	Aaa	142,204
116,000	FHLMC	5.130	10/18/16	Aaa	127,325
149,009	FHLMC	5.000	10/01/39	Aaa	154,050

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Federal National Mortgage Association (FNMA)
$ 101,000		FNMA	1.750%	03/23/11	Aaa	$102,150
436,000		FNMA	1.380	04/28/11	Aaa	439,502
650,000		FNMA	6.000	05/15/11	Aaa	689,261
96,000		FNMA	3.880	07/12/13	Aaa	102,213
176,000		FNMA	5.130	01/02/14	Aa2	191,136
214,000		FNMA	2.750	02/05/14	Aaa	217,994
231,000		FNMA	2.750	03/13/14	Aaa	235,135
656,000		FNMA	2.500	05/15/14	Aaa	659,731
145,000		FNMA	4.630	10/15/14	Aaa	157,481
215,000		FNMA	5.000	03/15/16	Aaa	235,666
155,000		FNMA	6.630	11/15/30	Aaa	185,236

		TOTAL AGENCY SECURITIES				9,028,209

FOREIGN GOVERNMENT BONDS - 2.0%
331,000		Brazilian Government International Bond	5.880	01/15/19	Baa3	355,825
240,000		Canada Government International Bond	2.380	09/10/14	NR	239,547
125,000		Eksportfinans A/S	5.000	02/14/12	Aa1	133,393
95,000		Export Development Canada	3.500	05/16/13	Aaa	99,514
180,000		Export-Import Bank of Korea	8.130	01/21/14	A2	208,820
70,000		Hydro Quebec	9.400	02/01/21	Aa2	95,255
150,000		Italian Republic	2.130	10/05/12	NR	150,440
74,000		Italian Republic	5.380	06/15/33	NR	73,393
87,000		Mexico Government International Bond	5.880	01/15/14	Baa1	95,613
66,000		Mexico Government International Bond	7.500	04/08/33	Baa1	78,705
80,000		Peruvian Government International Bond	7.130	03/30/19	Baa3	92,680
50,000		Province of Manitoba Canada	2.130	04/22/13	Aa1	50,526
194,000		Province of Ontario Canada	5.000	10/18/11	Aa1	205,827
50,000		Province of Ontario Canada	2.950	02/05/15	Aa1	50,133
41,000		Province of Quebec Canada	7.500	09/15/29	Aa2	53,364
289,000		South Africa Government International Bond	7.380	04/25/12	A3	316,831
80,000		United Mexican States	5.950	03/19/19	Baa1	86,400

		TOTAL FOREIGN GOVERNMENT BONDS				2,386,266

MORTGAGE BACKED - 36.1%
		Federal Home Loan Mortgage Corp (FHLMC)
89,167		FHLMC	5.000	04/01/18		94,766
177,495		FHLMC	5.500	01/01/35		187,897
315,444		FHLMC	5.500	06/01/35		334,326
46,364	i	FHLMC	4.940	10/01/35		48,395
312,314		FHLMC	6.000	08/01/36		335,938
65,292	i	FHLMC	5.850	02/01/37		69,103
123,567	i	FHLMC	5.660	05/01/37		130,441
433,268	i	FHLMC	5.870	09/01/37		460,313
149,486		FHLMC	5.000	11/01/39		154,543
		Federal Home Loan Mortgage Corp Gold (FGLMC)
763,742		FGLMC	4.000	11/01/18		788,976
136,474		FGLMC	4.000	05/01/19		141,425
184,947		FGLMC	5.500	11/01/19		199,391
147,688		FGLMC	5.000	10/01/22		156,176
264,851		FGLMC	5.000	10/01/23		279,934
47,058		FGLMC	4.500	05/01/24		48,874

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 96,117	FGLMC	4.500%	11/01/24		$99,827
147,922	FGLMC	4.500	12/01/24		153,632
345,310	FGLMC	4.000	02/01/29		344,960
172,824	FGLMC	5.000	12/01/29		179,940
99,459	FGLMC	7.000	04/01/32		111,824
159,100	FGLMC	5.500	11/01/32		168,971
641,464	FGLMC	5.000	03/01/33		666,774
113,996	FGLMC	6.000	03/01/33		123,794
302,558	FGLMC	5.000	04/01/33		314,495
115,243	FGLMC	6.500	08/01/33		127,057
416,048	FGLMC	4.500	06/01/34		420,326
31,619	FGLMC	5.500	01/01/35		33,512
46,163	FGLMC	5.500	01/01/35		48,926
137,076	FGLMC	6.000	05/01/35		148,001
1,022,294	FGLMC	5.000	12/01/35		1,058,476
149,342	FGLMC	5.000	02/01/36		154,627
490,799	FGLMC	6.000	07/01/36		531,757
168,484	FGLMC	6.000	09/01/36		181,228
304,161	FGLMC	5.500	11/01/36		321,797
427,377	FGLMC	6.500	03/01/37		465,847
1,428,612	FGLMC	5.500	06/01/37		1,510,252
133,719	FGLMC	5.500	06/01/38		141,360
588,421	FGLMC	6.000	03/01/39		632,069
136,932	FGLMC	4.500	08/01/39		137,398
870,442	FGLMC	4.000	09/01/39		844,701
58,751	FGLMC	5.500	09/01/39		62,103
193,555	FGLMC	4.000	11/01/39		187,811
341,758	FGLMC	5.000	11/01/39		353,320
745,728	FGLMC	4.500	12/01/39		748,268
717,361	FGLMC	4.500	12/01/39		719,805
99,061	FGLMC	5.000	01/01/40		102,413
337,862	FGLMC	5.000	01/01/40		348,976
	Federal National Mortgage Association (FNMA)
197,058	FNMA	5.500	09/01/16		212,233
51,050	FNMA	6.000	05/01/17		55,332
404,844	FNMA	5.000	09/01/17		432,287
48,204	FNMA	5.000	12/01/17		51,472
570,585	FNMA	4.500	09/01/18		600,724
22,305	FNMA	5.000	01/01/19		23,803
48,469	FNMA	4.500	06/01/19		50,954
111,063	FNMA	4.500	10/01/20		116,444
86,314	FNMA	6.000	08/01/21		93,324
214,858	FNMA	4.500	04/01/23		223,286
148,082	FNMA	5.000	06/01/23		156,376
147,937	FNMA	5.500	08/01/23		158,419
110,264	FNMA	4.000	06/01/24		112,042
94,511	FNMA	4.500	07/01/24		98,174
343,551	FNMA	4.000	09/01/24		349,090
249,430	FNMA	5.000	01/01/25		259,970
45,897	FNMA	5.000	02/01/28		47,744
96,777	FNMA	4.000	07/01/29		96,333
88,940	FNMA	4.500	01/01/30		90,912

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 155,314		FNMA	6.000%	11/01/31		$169,028
40,145		FNMA	6.500	08/01/32		44,354
52,495		FNMA	7.500	09/01/32		60,487
1,509,149		FNMA	5.500	06/01/33		1,601,607
192,033		FNMA	4.500	07/01/33		194,488
824,986		FNMA	5.000	07/01/33		855,990
248,872		FNMA	5.000	03/01/34		258,225
85,387		FNMA	4.500	05/01/34		86,478
275,730		FNMA	5.500	07/01/34		292,020
162,484		FNMA	5.000	08/01/34		168,590
46,393		FNMA	5.500	11/01/34		49,134
659,278		FNMA	5.500	02/01/35		698,227
501,403		FNMA	6.000	04/01/35		544,108
1,186,552		FNMA	5.000	08/01/35		1,227,435
258,251		FNMA	6.500	09/01/36		280,650
699,572		FNMA	6.000	10/01/36		746,695
205,647	i	FNMA	5.430	01/01/37		215,364
885,944		FNMA	5.500	01/01/37		935,238
44,890		FNMA	5.000	03/01/37		46,371
58,680	i	FNMA	6.040	03/01/37		61,485
242,085	i	FNMA	5.330	06/01/37		255,335
667,608		FNMA	5.500	06/01/37		704,404
891,775		FNMA	6.000	09/01/37		948,778
476,118		FNMA	6.500	10/01/37		516,669
105,691		FNMA	6.500	01/01/38		114,692
336,779		FNMA	7.000	02/01/38		373,852
305,206		FNMA	5.000	03/01/38		315,276
267,370	i	FNMA	5.060	03/01/38		281,392
63,898		FNMA	6.000	03/01/38		67,982
123,721		FNMA	6.000	10/01/38		131,572
653,591		FNMA	5.500	11/01/38		689,613
219,158		FNMA	5.000	12/01/38		226,388
289,816		FNMA	6.000	01/01/39		308,206
121,831		FNMA	5.500	04/01/39		128,546
1,264,986		FNMA	4.500	07/01/39		1,269,296
1,457,803		FNMA	4.000	08/01/39		1,414,775
283,686		FNMA	5.000	09/01/39		293,017
819,212		FNMA	4.500	12/01/39		822,004
248,568		FNMA	4.500	01/01/40		249,415
		Government National Mortgage Association (GNMA)
44,660		GNMA	5.000	02/15/18		47,625
57,798		GNMA	4.000	08/15/24		59,236
159,973		GNMA	5.500	12/20/32		170,407
323,745		GNMA	5.500	05/15/33		345,182
84,757		GNMA	5.000	08/15/33		88,797
103,268		GNMA	5.500	05/20/35		109,751
228,653		GNMA	5.500	05/20/36		242,498
51,205		GNMA	6.500	06/15/36		55,308
87,793		GNMA	5.000	09/15/36		91,694
126,418		GNMA	6.000	09/15/36		135,513
88,809		GNMA	5.000	12/15/36		92,550
52,218		GNMA	6.500	04/15/37		56,312

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 217,085	GNMA	6.000%	06/15/37		$232,296
243,918	GNMA	6.000	08/20/37		261,523
175,087	GNMA	6.500	08/20/37		189,406
72,740	GNMA	5.500	05/20/38		77,010
237,632	GNMA	5.500	07/20/38		251,581
204,511	GNMA	5.500	08/15/38		216,710
185,405	GNMA	6.000	08/20/38		198,811
297,984	GNMA	5.000	10/15/38		310,420
34,327	GNMA	6.500	12/15/38		37,013
499,201	GNMA	4.500	03/15/39		506,138
96,093	GNMA	4.500	03/20/39		97,154
268,591	GNMA	4.000	05/15/39		263,167
333,330	GNMA	5.000	06/15/39		347,780
24,429	GNMA	4.500	07/20/39		24,699
237,920	GNMA	5.500	08/15/39		252,112
449,181	GNMA	6.000	08/15/39		480,515
256,351	GNMA	4.000	08/20/39		250,572
87,098	GNMA	5.000	08/20/39		90,516
173,734	GNMA	5.000	09/15/39		180,985
526,485	GNMA	5.000	09/20/39		547,148
97,714	GNMA	5.000	10/15/39		101,792
123,492	GNMA	4.500	10/20/39		124,857
148,949	GNMA	4.500	11/15/39		151,019
298,910	GNMA	4.500	12/15/39		303,063

	TOTAL MORTGAGE BACKED				42,742,010

MUNICIPAL BONDS - 0.4%
30,000	Los Angeles Unified School District	5.750	07/01/34	Aa3	27,449
35,000	New Jersey State Turnpike Authority	7.410	01/01/40	A3	40,755
30,000	New York State Dormitory Authority	5.630	03/15/39	Aaa	29,475
85,000	State of California	7.550	04/01/39	Baa1	87,879
50,000	State of California	7.630	03/01/40	Baa1	52,059
300,000	State of Illinois	5.100	06/01/33	A2	245,945
50,000	State of Texas	5.520	04/01/39	Aa1	49,643

	TOTAL MUNICIPAL BONDS				533,205

U.S. TREASURY SECURITIES - 27.7%
148,500	United States Treasury Bond	8.750	08/15/20		209,896
125,700	United States Treasury Bond	7.880	02/15/21		169,067
125,000	United States Treasury Bond	8.130	05/15/21		171,191
122,000	United States Treasury Bond	8.130	08/15/21		167,407
259,100	United States Treasury Bond	8.000	11/15/21		353,024
127,000	United States Treasury Bond	7.250	08/15/22		165,060
446,000	United States Treasury Bond	7.130	02/15/23		574,783
1,050,000	United States Treasury Bond	6.250	08/15/23		1,261,805
280,000	United States Treasury Bond	6.880	08/15/25		357,831
784,000	United States Treasury Bond	5.380	02/15/31		867,300
535,000	United States Treasury Bond	4.500	02/15/36		522,545
136,000	United States Treasury Bond	5.000	05/15/37		143,204
144,000	United States Treasury Bond	4.380	02/15/38		136,935
518,000	United States Treasury Bond	3.500	02/15/39		419,175
241,000	United States Treasury Bond	4.500	08/15/39		232,716

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 645,900	United States Treasury Note	0.880%	02/28/11		$648,549
552,800	United States Treasury Note	0.880	03/31/11		555,111
459,400	United States Treasury Note	0.880	04/30/11		461,284
324,000	United States Treasury Note	0.880	05/31/11		325,392
285,000	United States Treasury Note	1.130	06/30/11		287,071
800,000	United States Treasury Note	1.000	07/31/11		804,125
88,000	United States Treasury Note	1.130	01/15/12		88,323
338,000	United States Treasury Note	1.380	02/15/12		340,627
573,000	United States Treasury Note	1.380	03/15/12		577,387
90,000	United States Treasury Note	4.500	03/31/12		96,223
325,000	United States Treasury Note	1.380	04/15/12		327,260
137,000	United States Treasury Note	4.500	04/30/12		146,761
423,000	United States Treasury Note	1.380	05/15/12		425,611
125,000	United States Treasury Note	4.750	05/31/12		134,736
539,000	United States Treasury Note	1.880	06/15/12		547,801
404,000	United States Treasury Note	1.500	07/15/12		407,156
125,000	United States Treasury Note	4.630	07/31/12		134,912
476,500	United States Treasury Note	1.750	08/15/12		482,345
230,000	United States Treasury Note	4.380	08/15/12		247,142
1,200,000	United States Treasury Note	1.380	09/15/12		1,202,626
165,000	United States Treasury Note	4.000	11/15/12		176,344
193,000	United States Treasury Note	3.630	12/31/12		204,399
160,000	United States Treasury Note	2.880	01/31/13		166,175
230,000	United States Treasury Note	3.880	02/15/13		245,435
577,000	United States Treasury Note	2.750	02/28/13		597,150
235,000	United States Treasury Note	2.500	03/31/13		241,444
209,000	United States Treasury Note	3.130	04/30/13		218,470
205,000	United States Treasury Note	3.380	06/30/13		215,715
239,000	United States Treasury Note	4.250	08/15/13		258,643
500,000	United States Treasury Note	3.130	08/31/13		521,719
196,000	United States Treasury Note	3.130	09/30/13		204,376
165,000	United States Treasury Note	2.750	10/31/13		169,782
164,000	United States Treasury Note	2.000	11/30/13		164,282
183,000	United States Treasury Note	1.500	12/31/13		179,626
153,000	United States Treasury Note	1.880	04/30/14		151,147
750,000	United States Treasury Note	4.750	05/15/14		828,047
878,000	United States Treasury Note	2.250	05/31/14		879,166
169,000	United States Treasury Note	2.630	06/30/14		171,495
185,000	United States Treasury Note	2.630	07/31/14		187,529
117,000	United States Treasury Note	4.250	08/15/14		126,872
133,000	United States Treasury Note	2.380	08/31/14		133,312
5,310,000	United States Treasury Note	2.380	09/30/14		5,311,657
1,125,000	United States Treasury Note	4.250	08/15/15		1,214,649
176,000	United States Treasury Note	2.380	03/31/16		170,225
164,000	United States Treasury Note	5.130	05/15/16		184,064
1,040,000	United States Treasury Note	3.250	06/30/16		1,051,700
225,000	United States Treasury Note	3.250	07/31/16		227,338
236,000	United States Treasury Note	3.000	08/31/16		234,285
173,000	United States Treasury Note	4.630	11/15/16		188,732
178,400	United States Treasury Note	7.500	11/15/16		225,300
160,000	United States Treasury Note	8.750	05/15/17		216,250
180,000	United States Treasury Note	4.750	08/15/17		196,889

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 139,200		United States Treasury Note	8.880%	08/15/17		$190,062
197,000		United States Treasury Note	4.250	11/15/17		208,389
282,000		United States Treasury Note	3.500	02/15/18		282,859
224,000		United States Treasury Note	3.880	05/15/18		229,652
248,000		United States Treasury Note	4.000	08/15/18		255,459
415,300		United States Treasury Note	3.750	11/15/18		418,447
302,400		United States Treasury Note	2.750	02/15/19		280,689
130,100		United States Treasury Note	8.880	02/15/19		181,601
428,200		United States Treasury Note	3.130	05/15/19		407,827
181,100		United States Treasury Note	3.630	08/15/19		178,893
151,300		United States Treasury Note	8.130	08/15/19		203,451
770,000		United States Treasury Note	3.380	11/15/19		742,990
37,000		United States Treasury Note	3.630	02/15/20		36,370

		TOTAL U.S. TREASURY SECURITIES				32,871,287

		TOTAL GOVERNMENT BONDS				87,560,977

		(Cost $87,509,499)

STRUCTURED ASSETS - 3.5%

ASSET BACKED - 0.3%
190,000		Chase Issuance Trust	2.400	06/17/13	NR	193,514
		Series - 2009 A3 (Class A3)
196,000		CitiBank Credit Card Issuance Trust	5.450	05/10/13	Aaa	205,824
		Series - 2006 A4 (Class A4)

		TOTAL ASSET BACKED				399,338

OTHER MORTGAGE BACKED - 3.2%
105,000	i	Banc of America Commercial Mortgage, Inc	5.890	07/10/44	NR	102,844
		Series - 2006 3 (Class A4)
50,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	50,682
		Series - 2005 PWR8 (Class A4)
125,000	i	Bear Stearns Commercial Mortgage Securities	5.470	01/12/45	Aaa	127,345
		Series - 2007 T26 (Class A4)
125,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	124,979
		Series - 2007 C9 (Class A4)
715,000	i	Credit Suisse Mortgage Capital Certificates	5.720	06/15/39	Aaa	735,897
		Series - 2007 C3 (Class A2)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	Aaa	182,522
		Series - 2006 C4 (Class A3)
180,000	i	Greenwich Capital Commercial Funding	5.320	06/10/36	Aaa	189,259
		Series - 0 GG1 (Class A7)
535,000		Greenwich Capital Commercial Funding Corp	5.380	03/10/39	Aaa	550,629
		Series - 2007 GG9 (Class A2)
150,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	145,875
		Series - 2007 GG9 (Class A4)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	Aaa	125,494
		Series - 2006 CB17 (Class A4)
45,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	43,879
		Series - 2006 LDP9 (Class A3)
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	Aaa	47,945
		Series - 2007 LD11 (Class A4)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 380,000		LB-UBS Commercial Mortgage Trust	5.160%	02/15/31	Aaa	$385,341
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.370	09/15/39	Aaa	127,168
		Series - 2006 C6 (Class A4)
675,000	i	LB-UBS Commercial Mortgage Trust	5.490	02/15/40	NR	525,475
		Series - 2007 C2 (Class AM)
50,000	i	Morgan Stanley Capital I	5.690	04/15/49	Aaa	45,854
		Series - 2007 IQ14 (Class A4)
325,000	i	Wachovia Bank Commercial Mortgage Trust	5.420	01/15/45	Aaa	329,450
		Series - 2006 C23 (Class A4)

		TOTAL OTHER MORTGAGE BACKED				3,840,638

		TOTAL STRUCTURED ASSETS				4,239,976

		(Cost $4,036,285)

		TOTAL BONDS				117,424,557

		(Cost $117,000,638)

		TOTAL INVESTMENTS - 98.9%				117,424,557
		(Cost $117,000,638)
		OTHER ASSETS & LIABILITIES, NET - 1.1%				1,275,473

		NET ASSETS - 100.0%				$118,700,030

Abbreviation(s):
NR	Not Rated by Moody’s

†	As provided by Moody’s Investors Services.
i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.0%

BANKER’S ACCEPTANCES - 4.0%
$ 1,242,000	Bank of America NA		04/13/10	$1,241,901
2,344,000	Bank of America NA		05/12/10	2,343,065
1,940,000	Bank of America NA		05/21/10	1,939,407
1,476,000	Bank of America NA		06/18/10	1,475,169
2,200,000	Bank of America NA		06/21/10	2,198,713
1,717,000	JPMorgan Chase Bank NA		04/05/10	1,716,969
6,272,000	JPMorgan Chase Bank NA		04/12/10	6,271,694
2,154,000	JPMorgan Chase Bank NA		04/19/10	2,153,828
5,000,000	JPMorgan Chase Bank NA		04/20/10	4,999,578
3,807,000	JPMorgan Chase Bank NA		04/26/10	3,806,551
1,000,000	JPMorgan Chase Bank NA		04/29/10	999,767
1,000,000	JPMorgan Chase Bank NA		04/30/10	999,839
1,387,000	JPMorgan Chase Bank NA		05/03/10	1,386,778
1,381,000	JPMorgan Chase Bank NA		05/11/10	1,380,708
3,994,000	JPMorgan Chase Bank NA		05/17/10	3,993,012
4,080,000	JPMorgan Chase Bank NA		06/07/10	4,078,445
1,305,000	JPMorgan Chase Bank NA		06/10/10	1,304,416
1,342,000	JPMorgan Chase Bank NA		06/15/10	1,341,357
1,536,034	Wachovia Bank NA		04/09/10	1,535,969
311,265	Wachovia Bank NA		04/26/10	311,222
2,700,000	Wachovia Bank NA		05/13/10	2,699,306
2,457,690	Wachovia Bank NA		09/07/10	2,454,434

	TOTAL BANKER’S ACCEPTANCES			50,632,128

CERTIFICATE OF DEPOSIT - 10.4%
2,690,000	Abbey National North America LLC	0.200%	04/29/10	2,690,021
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.220	04/08/10	5,000,005
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.200	04/27/10	5,000,018
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.340	05/17/10	5,000,032
3,935,000	Bank of Nova Scotia	0.180	04/29/10	3,935,000
8,567,000	Bank of Nova Scotia	0.190	05/18/10	8,566,999
2,000,000	Bank of Nova Scotia	0.200	05/24/10	2,000,000
7,990,000	Bank of Nova Scotia	0.200	06/01/10	7,990,000
5,000,000	Bank of Nova Scotia	0.950	06/10/10	5,000,000
5,000,000	Barclays Bank plc	0.960	04/19/10	5,000,000
2,285,000	Barclays Bank plc	0.820	05/11/10	2,285,000
5,000,000	Barclays Bank plc	0.570	05/17/10	5,000,000
5,500,000	Barclays Bank plc	0.500	06/02/10	5,500,000
5,000,000	Barclays Bank plc	0.620	07/01/10	5,000,000
3,500,000	Barclays Bank plc	0.580	08/18/10	3,500,000
5,000,000	BNP Paribas	0.200	04/14/10	5,000,000
4,000,000	BNP Paribas	0.190	04/28/10	4,000,000
5,000,000	BNP Paribas	0.210	04/30/10	5,000,000
8,000,000	BNP Paribas	0.230	06/23/10	8,000,000

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 2,000,000	BNP Paribas	0.290%	08/19/10	$1,999,922
5,000,000	Credit Agricole Corp	0.200	04/13/10	5,000,017
5,000,000	Lloyds TSB Bank plc	0.200	04/13/10	5,000,000
5,000,000	Rabobank Nederland NV	1.050	04/30/10	5,001,960
5,000,000	Rabobank Nederland NV	0.220	07/07/10	5,000,000
3,560,000	Rabobank Nederland NV	0.220	07/08/10	3,560,000
4,550,000	Royal Bank of Scotland plc	0.680	04/05/10	4,550,000
5,000,000	Royal Bank of Scotland plc	0.210	04/29/10	5,000,000
3,665,000	Royal Bank of Scotland plc	0.220	05/06/10	3,665,000

	TOTAL CERTIFICATE OF DEPOSIT			132,243,974

COMMERCIAL PAPER - 35.5%
1,855,000	Abbey National North America LLC		04/23/10	1,854,773
17,000,000	American Honda Finance Corp		05/06/10	16,996,889
6,395,000	American Honda Finance Corp		05/13/10	6,393,508
8,135,000	Bank of Nova Scotia		05/20/10	8,132,896
5,000,000	BNP Paribas Finance, Inc		04/13/10	4,999,700
2,440,000	BNP Paribas Finance, Inc		04/22/10	2,439,744
7,470,000	Calyon North America, Inc		04/06/10	7,469,786
3,600,000	Calyon North America, Inc		06/03/10	3,598,551
2,875,000	Coca-Cola Co		04/08/10	2,874,894
5,000,000	Coca-Cola Co		04/16/10	4,999,583
3,536,000	Coca-Cola Co		05/03/10	3,535,529
4,000,000	Coca-Cola Co		05/12/10	3,999,271
4,400,000	Coca-Cola Co		06/03/10	4,398,614
6,856,000	Coca-Cola Co		06/14/10	6,853,604
8,500,000	Credit Agricole North America, Inc		04/14/10	8,499,340
5,277,000	Fairway Finance LLC		04/13/10	5,276,683
1,150,000	Fairway Finance LLC		05/04/10	1,149,747
5,000,000	Fairway Finance LLC		06/11/10	4,997,732
5,000,000	Fairway Finance LLC		06/16/10	4,997,361
2,290,000	General Electric Co		06/24/10	2,288,931
2,440,000	Govco LLC		04/15/10	2,439,810
3,665,000	ING US Funding LLC		04/07/10	3,664,897
1,100,000	ING US Funding LLC		04/09/10	1,099,946
2,500,000	ING US Funding LLC		05/18/10	2,499,298
4,500,000	Johnson & Johnson		04/05/10	4,499,915
1,100,000	Johnson & Johnson		04/19/10	1,099,901
6,000,000	Johnson & Johnson		04/20/10	5,999,525
6,725,000	Johnson & Johnson		05/03/10	6,723,924
5,125,000	Johnson & Johnson		05/24/10	5,123,717
4,000,000	Lloyds TSB Bank plc		04/26/10	3,999,472
6,485,000	Lloyds TSB Bank plc		04/30/10	6,483,919
1,880,000	Lloyds TSB Bank plc		06/21/10	1,878,964
2,000,000	Nestle Capital Corp		04/16/10	1,999,875
12,790,000	Nestle Capital Corp		05/25/10	12,786,545
3,800,000	Nestle Capital Corp		05/28/10	3,798,857
4,930,000	Nestle Capital Corp		06/04/10	4,928,642
5,000,000	Nestle Capital Corp		06/14/10	4,998,356
5,000,000	Nestle Capital Corp		06/22/10	4,997,608
4,336,000	Old Line Funding LLC		04/06/10	4,335,892
5,000,000	Old Line Funding LLC		04/07/10	4,999,850

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 2,000,000	Old Line Funding LLC		04/09/10	$1,999,929
1,000,000	Old Line Funding LLC		04/13/10	999,943
2,625,000	Old Line Funding LLC		04/20/10	2,624,709
3,000,000	Old Line Funding LLC		04/29/10	2,999,533
3,000,000	Old Line Funding LLC		05/11/10	2,999,400
8,000,000	Old Line Funding LLC		06/07/10	7,996,966
8,815,000	Old Line Funding LLC		06/08/10	8,811,296
5,310,000	Park Avenue Receivables Corp		04/07/10	5,309,858
1,000,000	Park Avenue Receivables Corp		04/08/10	999,965
5,000,000	Park Avenue Receivables Corp		04/09/10	4,999,822
4,500,000	Park Avenue Receivables Corp		05/11/10	4,499,050
9,400,000	Park Avenue Receivables Corp		05/18/10	9,397,546
3,000,000	Private Export Funding Corp		04/05/10	2,999,927
5,450,000	Private Export Funding Corp		04/07/10	5,449,528
3,595,000	Private Export Funding Corp		04/16/10	3,594,715
5,000,000	Private Export Funding Corp		04/26/10	4,998,229
10,000,000	Private Export Funding Corp		06/08/10	9,996,033
2,900,000	Private Export Funding Corp		07/06/10	2,898,531
3,825,000	Private Export Funding Corp		07/26/10	3,822,165
5,000,000	Province of Ontario Canada		04/06/10	4,999,903
3,000,000	Province of Ontario Canada		04/19/10	2,999,625
5,000,000	Rabobank USA Financial Corp		04/14/10	4,999,657
2,500,000	Rabobank USA Financial Corp		04/15/10	2,499,835
5,000,000	Rabobank USA Financial Corp		05/06/10	4,999,028
1,850,000	Rabobank USA Financial Corp		05/17/10	1,849,527
2,000,000	Rabobank USA Financial Corp		06/21/10	1,998,965
5,000,000	Rabobank USA Financial Corp		06/23/10	4,997,233
5,000,000	Rabobank USA Financial Corp		07/06/10	4,997,067
5,000,000	Royal Bank of Canada		04/28/10	4,999,363
3,000,000	Royal Bank of Canada		06/21/10	2,998,448
6,150,000	Royal Bank of Canada		06/28/10	6,146,842
4,000,000	Royal Bank of Scotland plc		04/13/10	3,999,760
3,000,000	Santander Central Hispano Finance Delaware, Inc		04/09/10	2,999,653
1,500,000	Santander Central Hispano Finance Delaware, Inc		04/30/10	1,499,589
3,000,000	Santander Central Hispano Finance Delaware, Inc		06/03/10	2,996,535
1,455,000	Santander Central Hispano Finance Delaware, Inc		10/12/10	1,450,923
3,000,000	Santander Central Hispano Finance Delaware, Inc		10/14/10	2,991,262
4,682,000	Sheffield Receivables Corp		04/06/10	4,681,889
2,375,000	Sheffield Receivables Corp		04/07/10	2,374,925
5,000,000	Sheffield Receivables Corp		04/26/10	4,999,340
5,000,000	Sheffield Receivables Corp		05/21/10	4,998,472
1,400,000	Sheffield Receivables Corp		07/13/10	1,398,919
5,000,000	Societe Generale North America, Inc		05/25/10	4,998,200
5,000,000	Straight-A Funding LLC		04/15/10	4,999,669
8,000,000	Straight-A Funding LLC		04/19/10	7,999,320
10,000,000	Straight-A Funding LLC		04/21/10	9,999,055
10,000,000	Straight-A Funding LLC		04/22/10	9,999,008
5,000,000	Straight-A Funding LLC		04/23/10	4,999,481
3,445,000	Straight-A Funding LLC		05/11/10	3,444,273
3,320,000	Svensk Exportkredit AB		04/01/10	3,320,000
3,000,000	Toronto-Dominion Holdings USA, Inc		04/06/10	2,999,729
5,500,000	Toronto-Dominion Holdings USA, Inc		05/14/10	5,497,044

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 5,000,000	Toyota Motor Credit Corp		04/23/10	$4,999,389
5,000,000	Toyota Motor Credit Corp		05/12/10	4,998,861
5,000,000	Toyota Motor Credit Corp		05/19/10	4,998,667
5,000,000	Variable Funding Capital Co LLC		04/09/10	4,999,812
5,000,000	Variable Funding Capital Co LLC		04/20/10	4,999,551
3,750,000	Variable Funding Capital Co LLC		04/23/10	3,749,610

	TOTAL COMMERCIAL PAPER			451,391,623

INTEREST BEARING SHORT TERM - 0.2%
2,000,000	Svensk Exportkredit AB	4.500%	09/27/10	2,037,776

	TOTAL INTEREST BEARING SHORT TERM			2,037,776

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 38.2%
3,000,000	Federal Farm Credit Bank (FFCB)		04/21/10	2,999,300
5,120,000	FFCB		06/02/10	5,118,325
870,000	Federal Home Loan Bank (FHLB)		04/01/10	870,000
4,187,000	FHLB		04/22/10	4,185,535
4,000,000	FHLB		04/29/10	3,999,502
1,482,000	FHLB		04/30/10	1,481,821
2,144,000	FHLB		05/05/10	2,143,393
14,000,000	FHLB		05/07/10	13,997,765
7,616,000	FHLB		05/12/10	7,614,681
18,000,000	FHLB		05/19/10	17,996,223
12,120,000	FHLB		05/21/10	12,117,475
2,090,000	FHLB		05/24/10	2,089,538
5,000,000	FHLB		05/26/10	4,998,854
3,000,000	FHLB		05/28/10	2,999,240
8,000,000	FHLB		06/02/10	7,997,753
11,000,000	FHLB		06/04/10	10,996,613
2,740,000	FHLB		06/11/10	2,739,005
15,000,000	FHLB		06/18/10	14,993,988
7,000,000	FHLB		06/23/10	6,997,079
450,000	FHLB		06/24/10	449,748
5,000,000	FHLB		09/15/10	4,990,722
4,000,000	FHLB		09/16/10	3,992,347
3,075,000	FHLB		09/17/10	3,069,524
400,000	FHLB		10/25/10	399,241
3,500,000	Federal Home Loan Mortgage Corp (FHLMC)		04/01/10	3,500,000
17,950,000	FHLMC		04/12/10	17,949,255
5,000,000	FHLMC		04/20/10	4,999,551
5,000,000	FHLMC		04/27/10	4,999,531
3,330,000	FHLMC		04/28/10	3,329,625
5,875,000	FHLMC		04/28/10	5,874,398
3,501,000	FHLMC		04/30/10	3,500,577
17,685,000	FHLMC		05/04/10	17,682,494
3,370,000	FHLMC		05/05/10	3,368,901
10,700,000	FHLMC		05/10/10	10,698,281
3,565,000	FHLMC		05/11/10	3,564,307
1,370,000	FHLMC		05/12/10	1,369,782
6,520,000	FHLMC		05/17/10	6,518,626
2,000,000	FHLMC		05/18/10	1,999,608
7,876,000	FHLMC		06/01/10	7,873,354

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,630,000	FHLMC		06/08/10	$2,629,205
9,989,000	FHLMC		06/15/10	9,985,982
3,000,000	FHLMC		06/24/10	2,998,740
9,830,000	FHLMC		06/25/10	9,825,706
860,000	FHLMC		06/28/10	859,559
1,642,000	FHLMC		07/01/10	1,641,128
5,980,000	FHLMC		07/06/10	5,977,369
1,260,000	FHLMC		07/07/10	1,259,372
7,800,000	FHLMC		07/09/10	7,795,710
3,100,000	FHLMC		07/12/10	3,098,112
7,300,000	FHLMC		07/16/10	7,295,610
8,000,000	FHLMC		07/23/10	7,994,632
7,185,000	FHLMC		08/03/10	7,180,409
5,000,000	FHLMC		08/23/10	4,995,500
5,000,000	FHLMC		08/24/10	4,995,569
5,739,000	FHLMC		09/01/10	5,733,756
5,000,000	FHLMC		09/13/10	4,993,469
1,360,000	FHLMC		10/26/10	1,357,957
3,000,000	FHLMC		11/16/10	2,993,893
9,890,000	Federal National Mortgage Association (FNMA)		04/01/10	9,890,000
5,953,000	FNMA		04/14/10	5,952,592
9,750,000	FNMA		04/21/10	9,749,174
4,165,000	FNMA		04/28/10	4,164,531
482,000	FNMA		05/03/10	481,936
6,615,000	FNMA		05/05/10	6,613,875
4,500,000	FNMA		05/12/10	4,499,257
5,000,000	FNMA		05/19/10	4,999,000
3,000,000	FNMA		05/25/10	2,999,168
7,000,000	FNMA		05/26/10	6,998,197
10,000,000	FNMA		05/28/10	9,997,625
6,000,000	FNMA		06/01/10	5,998,373
2,000,000	FNMA		06/02/10	1,999,432
19,300,000	FNMA		06/09/10	19,292,996
15,290,000	FNMA		06/14/10	15,284,314
6,315,000	FNMA		06/16/10	6,312,545
10,074,000	FNMA		06/21/10	10,069,620
452,000	FNMA		07/09/10	451,727
992,000	FNMA		07/26/10	991,265
2,795,000	FNMA		07/28/10	2,793,136
4,000,000	FNMA		08/11/10	3,996,480
5,320,000	FNMA		08/16/10	5,315,243
2,175,000	FNMA		08/18/10	2,173,236
2,000,000	FNMA		09/01/10	1,997,790
500,000	FNMA		09/13/10	499,335
5,000,000	FNMA		10/04/10	4,991,733
6,700,000	FNMA		12/01/10	6,681,151
2,284,000	FNMA		12/03/10	2,277,289

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			487,548,660

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.4%
2,500,000	Federal Home Loan Bank (FHLB)	0.560%	06/22/10	2,499,622

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 2,555,000		FHLB	1.060%	07/13/10	$2,558,754%

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			5,058,376

U.S. TREASURY BILLS - 10.9%
16,135,000		United States Cash Management Bill		06/10/10	16,124,418
24,670,000		United States Cash Management Bill		06/17/10	24,657,212
7,000,000		United States Treasury Bill		04/08/10	6,999,789
10,000,000		United States Treasury Bill		04/15/10	9,999,387
3,115,000		United States Treasury Bill		04/22/10	3,114,700
1,835,000		United States Treasury Bill		05/13/10	1,834,668
10,000,000		United States Treasury Bill		05/20/10	9,998,231
5,000,000		United States Treasury Bill		05/27/10	4,998,717
7,000,000		United States Treasury Bill		06/03/10	6,998,346
5,000,000		United States Treasury Bill		07/29/10	4,997,323
5,185,000		United States Treasury Bill		08/26/10	5,181,189
7,000,000		United States Treasury Bill		09/02/10	6,993,622
3,000,000		United States Treasury Bill		09/16/10	2,996,775
2,000,000		United States Treasury Bill		10/21/10	1,997,350
8,280,000		United States Treasury Bill		11/18/10	8,267,433
6,500,000		United States Treasury Note	2.880	06/30/10	6,536,617
5,000,000		United States Treasury Note	2.750	07/31/10	5,039,135
12,025,000		United States Treasury Note	1.250	11/30/10	12,100,320

		TOTAL U.S. TREASURY BILLS			138,835,232

VARIABLE NOTES - 0.4%
5,000,000	i	Barclays Bank plc	0.470	01/11/11	5,000,000

		TOTAL VARIABLE NOTES			5,000,000

		TOTAL SHORT-TERM INVESTMENTS			1,272,747,769

		(Cost $1,272,747,769)

		TOTAL INVESTMENTS- 100.0%			1,272,747,769
		(Cost $1,272,747,769)
		OTHER ASSETS & LIABILITIES, NET -(0.0)%			(517,889)

		NET ASSETS - 100.0%			$1,272,229,880

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 37.5%
16,754,604	TIAA-CREF Bond Fund	$171,399,601
1,595,922	TIAA-CREF High-Yield Fund	15,017,628

	TOTAL FIXED INCOME	186,417,229

INFLATION-PROTECTED ASSETS - 5.8%
2,738,367	TIAA-CREF Inflation-Linked Bond Fund	29,136,230

	TOTAL INFLATION-PROTECTED ASSETS	29,136,230

INTERNATIONAL EQUITY - 12.7%
4,669,792	TIAA-CREF Enhanced International Equity Index Fund	31,567,791
3,716,590	TIAA-CREF International Equity Fund	31,739,675

	TOTAL INTERNATIONAL EQUITY	63,307,466

SHORT-TERM FIXED INCOME - 5.8%
4,645,206	TIAA-CREF Money Market Fund	4,645,206
2,399,443	TIAA-CREF Short-Term Bond Fund	24,378,341

	TOTAL SHORT-TERM FIXED INCOME	29,023,547

U.S. EQUITY - 37.8%
5,011,376	TIAA-CREF Enhanced Large-Cap Growth Index Fund	43,548,857
5,598,548	TIAA-CREF Enhanced Large-Cap Value Index Fund	43,220,787
2,897,172	TIAA-CREF Growth & Income Fund	24,625,962
3,056,240	TIAA-CREF Large-Cap Growth Fund	29,034,275
2,386,722	TIAA-CREF Large-Cap Value Fund	28,855,470
130,347	TIAA-CREF Mid-Cap Growth Fund	2,095,987
146,714	TIAA-CREF Mid-Cap Value Fund	2,246,189
1,220,302	TIAA-CREF Small-Cap Equity Fund	15,180,557

	TOTAL U.S. EQUITY	188,808,084

	TOTAL TIAA-CREF FUNDS	496,692,556

	(Cost $468,434,403)

	TOTAL INVESTMENTS - 99.6%	496,692,556
	(Cost $468,434,403)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,781,838

	NET ASSETS - 100.0%	$498,474,394

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 33.5%
17,253,701	TIAA-CREF Bond Fund	$176,505,361
2,184,816	TIAA-CREF High-Yield Fund	20,559,119

	TOTAL FIXED INCOME	197,064,480

INFLATION-PROTECTED ASSETS - 3.9%
2,137,426	TIAA-CREF Inflation-Linked Bond Fund	22,742,210

	TOTAL INFLATION-PROTECTED ASSETS	22,742,210

INTERNATIONAL EQUITY - 14.7%
6,400,674	TIAA-CREF Enhanced International Equity Index Fund	43,268,556
5,094,199	TIAA-CREF International Equity Fund	43,504,463

	TOTAL INTERNATIONAL EQUITY	86,773,019

SHORT-TERM FIXED INCOME - 3.8%
2,232,682	TIAA-CREF Short-Term Bond Fund	22,684,048

	TOTAL SHORT-TERM FIXED INCOME	22,684,048

U.S. EQUITY - 43.7%
6,868,176	TIAA-CREF Enhanced Large-Cap Growth Index Fund	59,684,452
7,672,749	TIAA-CREF Enhanced Large-Cap Value Index Fund	59,233,624
3,970,399	TIAA-CREF Growth & Income Fund	33,748,391
4,187,709	TIAA-CREF Large-Cap Growth Fund	39,783,235
3,270,944	TIAA-CREF Large-Cap Value Fund	39,545,709
178,622	TIAA-CREF Mid-Cap Growth Fund	2,872,243
201,021	TIAA-CREF Mid-Cap Value Fund	3,077,635
1,672,494	TIAA-CREF Small-Cap Equity Fund	20,805,831

	TOTAL U.S. EQUITY	258,751,120

	TOTAL TIAA-CREF FUNDS	588,014,877

	(Cost $553,702,184)

	TOTAL INVESTMENTS - 99.6%	588,014,877
	(Cost $553,702,184)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	2,475,776

	NET ASSETS - 100.0%	$590,490,653

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

2

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 29.2%
16,311,624	TIAA-CREF Bond Fund	$166,867,909
2,574,749	TIAA-CREF High-Yield Fund	24,228,393

	TOTAL FIXED INCOME	191,096,302

INFLATION-PROTECTED ASSETS - 1.9%
1,143,470	TIAA-CREF Inflation-Linked Bond Fund	12,166,517

	TOTAL INFLATION-PROTECTED ASSETS	12,166,517

INTERNATIONAL EQUITY - 16.7%
8,014,898	TIAA-CREF Enhanced International Equity Index Fund	54,180,710
6,378,152	TIAA-CREF International Equity Fund	54,469,422

	TOTAL INTERNATIONAL EQUITY	108,650,132

SHORT-TERM FIXED INCOME - 1.9%
1,193,625	TIAA-CREF Short-Term Bond Fund	12,127,233

	TOTAL SHORT-TERM FIXED INCOME	12,127,233

U.S. EQUITY - 49.8%
8,605,541	TIAA-CREF Enhanced Large-Cap Growth Index Fund	74,782,148
9,613,158	TIAA-CREF Enhanced Large-Cap Value Index Fund	74,213,578
4,975,121	TIAA-CREF Growth & Income Fund	42,288,530
5,247,922	TIAA-CREF Large-Cap Growth Fund	49,855,254
4,098,694	TIAA-CREF Large-Cap Value Fund	49,553,211
223,814	TIAA-CREF Mid-Cap Growth Fund	3,598,932
251,940	TIAA-CREF Mid-Cap Value Fund	3,857,199
2,095,459	TIAA-CREF Small-Cap Equity Fund	26,067,510

	TOTAL U.S. EQUITY	324,216,362

	TOTAL TIAA-CREF FUNDS	648,256,546

	(Cost $605,962,577)

	TOTAL INVESTMENTS - 99.5%	648,256,546
	(Cost $605,962,577)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	3,545,860

	NET ASSETS - 100.0%	$651,802,406

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 24.9%
12,734,457	TIAA-CREF Bond Fund	$130,273,496
2,582,225	TIAA-CREF High-Yield Fund	24,298,740

	TOTAL FIXED INCOME	154,572,236

INTERNATIONAL EQUITY - 18.7%
8,576,818	TIAA-CREF Enhanced International Equity Index Fund	57,979,290
6,824,360	TIAA-CREF International Equity Fund	58,280,032

	TOTAL INTERNATIONAL EQUITY	116,259,322

U.S. EQUITY - 55.9%
9,217,052	TIAA-CREF Enhanced Large-Cap Growth Index Fund	80,096,185
10,295,564	TIAA-CREF Enhanced Large-Cap Value Index Fund	79,481,756
5,329,289	TIAA-CREF Growth & Income Fund	45,298,955
5,622,193	TIAA-CREF Large-Cap Growth Fund	53,410,829
4,390,611	TIAA-CREF Large-Cap Value Fund	53,082,482
239,631	TIAA-CREF Mid-Cap Growth Fund	3,853,266
269,760	TIAA-CREF Mid-Cap Value Fund	4,130,021
2,244,148	TIAA-CREF Small-Cap Equity Fund	27,917,196

	TOTAL U.S. EQUITY	347,270,690

	TOTAL TIAA-CREF FUNDS	618,102,248

	(Cost $574,919,188)

	TOTAL INVESTMENTS - 99.5%	618,102,248
	(Cost $574,919,188)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	3,308,112

	NET ASSETS - 100.0%	$621,410,360

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 17.1%
7,607,279	TIAA-CREF Bond Fund	$77,822,461
2,456,683	TIAA-CREF High-Yield Fund	23,117,390

	TOTAL FIXED INCOME	100,939,851

INTERNATIONAL EQUITY - 20.7%
9,000,182	TIAA-CREF Enhanced International Equity Index Fund	60,841,232
7,161,061	TIAA-CREF International Equity Fund	61,155,457

	TOTAL INTERNATIONAL EQUITY	121,996,689

U.S. EQUITY - 61.6%
9,673,239	TIAA-CREF Enhanced Large-Cap Growth Index Fund	84,060,442
10,805,036	TIAA-CREF Enhanced Large-Cap Value Index Fund	83,414,880
5,593,170	TIAA-CREF Growth & Income Fund	47,541,946
5,900,688	TIAA-CREF Large-Cap Growth Fund	56,056,531
4,608,007	TIAA-CREF Large-Cap Value Fund	55,710,810
251,509	TIAA-CREF Mid-Cap Growth Fund	4,044,260
283,188	TIAA-CREF Mid-Cap Value Fund	4,335,605
2,355,185	TIAA-CREF Small-Cap Equity Fund	29,298,505

	TOTAL U.S. EQUITY	364,462,979

	TOTAL TIAA-CREF FUNDS	587,399,519

	(Cost $540,145,957)

	TOTAL INVESTMENTS - 99.4%	587,399,519
	(Cost $540,145,957)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	3,467,811

	NET ASSETS - 100.0%	$590,867,330

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.5%
3,297,375	TIAA-CREF Bond Fund	$33,732,143
2,407,054	TIAA-CREF High-Yield Fund	22,650,379

	TOTAL FIXED INCOME	56,382,522

INTERNATIONAL EQUITY - 22.4%
9,794,631	TIAA-CREF Enhanced International Equity Index Fund	66,211,704
7,789,632	TIAA-CREF International Equity Fund	66,523,460

	TOTAL INTERNATIONAL EQUITY	132,735,164

U.S. EQUITY - 67.4%
10,562,901	TIAA-CREF Enhanced Large-Cap Growth Index Fund	91,791,607
11,796,200	TIAA-CREF Enhanced Large-Cap Value Index Fund	91,066,662
6,110,853	TIAA-CREF Growth & Income Fund	51,942,246
6,449,559	TIAA-CREF Large-Cap Growth Fund	61,270,808
5,035,108	TIAA-CREF Large-Cap Value Fund	60,874,455
274,405	TIAA-CREF Mid-Cap Growth Fund	4,412,438
309,149	TIAA-CREF Mid-Cap Value Fund	4,733,072
2,570,671	TIAA-CREF Small-Cap Equity Fund	31,979,151

	TOTAL U.S. EQUITY	398,070,439

	TOTAL TIAA-CREF FUNDS	587,188,125

	(Cost $529,372,619)

	TOTAL INVESTMENTS - 99.3%	587,188,125
	(Cost $529,372,619)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	4,242,104

	NET ASSETS - 100.0%	$591,430,229

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 9.5%
4,881,035	TIAA-CREF Bond Fund	$49,932,992
3,563,356	TIAA-CREF High-Yield Fund	33,531,179

	TOTAL FIXED INCOME	83,464,171

INTERNATIONAL EQUITY - 22.5%
14,576,467	TIAA-CREF Enhanced International Equity Index Fund	98,536,917
11,592,567	TIAA-CREF International Equity Fund	99,000,522

	TOTAL INTERNATIONAL EQUITY	197,537,439

U.S. EQUITY - 67.4%
15,719,439	TIAA-CREF Enhanced Large-Cap Growth Index Fund	136,601,922
17,554,963	TIAA-CREF Enhanced Large-Cap Value Index Fund	135,524,318
9,094,377	TIAA-CREF Growth & Income Fund	77,302,207
9,598,234	TIAA-CREF Large-Cap Growth Fund	91,183,219
7,493,053	TIAA-CREF Large-Cap Value Fund	90,591,015
408,568	TIAA-CREF Mid-Cap Growth Fund	6,569,779
460,456	TIAA-CREF Mid-Cap Value Fund	7,049,586
3,825,596	TIAA-CREF Small-Cap Equity Fund	47,590,417

	TOTAL U.S. EQUITY	592,412,463

	TOTAL TIAA-CREF FUNDS	873,414,073

	(Cost $781,083,319)

	TOTAL INVESTMENTS - 99.4%	873,414,073
	(Cost $781,083,319)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	5,471,582

	NET ASSETS - 100.0%	$878,885,655

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.6%(a)

FIXED INCOME - 9.7%
361,501	TIAA-CREF Bond Fund	$3,698,154
262,924	TIAA-CREF High-Yield Fund	2,474,115

	TOTAL FIXED INCOME	6,172,269

INTERNATIONAL EQUITY - 22.3%
1,049,995	TIAA-CREF Enhanced International Equity Index Fund	7,097,968
835,059	TIAA-CREF International Equity Fund	7,131,404

	TOTAL INTERNATIONAL EQUITY	14,229,372

U.S. EQUITY - 66.6%
1,132,348	TIAA-CREF Enhanced Large-Cap Growth Index Fund	9,840,104
1,264,568	TIAA-CREF Enhanced Large-Cap Value Index Fund	9,762,465
655,088	TIAA-CREF Growth & Income Fund	5,568,244
691,394	TIAA-CREF Large-Cap Growth Fund	6,568,241
539,769	TIAA-CREF Large-Cap Value Fund	6,525,803
29,417	TIAA-CREF Mid-Cap Growth Fund	473,018
33,141	TIAA-CREF Mid-Cap Value Fund	507,390
275,578	TIAA-CREF Small-Cap Equity Fund	3,428,184

	TOTAL U.S. EQUITY	42,673,449

	TOTAL TIAA-CREF FUNDS	63,075,090

	(Cost $54,440,182)

	TOTAL INVESTMENTS - 98.6%	63,075,090
	(Cost $54,440,182)
	OTHER ASSETS & LIABILITIES, NET - 1.4%	873,740

	NET ASSETS - 100.0%	$63,948,830

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 9.7%
171,825	TIAA-CREF Bond Fund	$1,757,766
124,952	TIAA-CREF High-Yield Fund	1,175,794

	TOTAL FIXED INCOME	2,933,560

INTERNATIONAL EQUITY - 22.3%
496,814	TIAA-CREF Enhanced International Equity Index Fund	3,358,463
395,115	TIAA-CREF International Equity Fund	3,374,284

	TOTAL INTERNATIONAL EQUITY	6,732,747

U.S. EQUITY - 67.1%
535,780	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,655,929
598,341	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,619,192
309,960	TIAA-CREF Growth & Income Fund	2,634,661
327,139	TIAA-CREF Large-Cap Growth Fund	3,107,818
255,396	TIAA-CREF Large-Cap Value Fund	3,087,738
13,919	TIAA-CREF Mid-Cap Growth Fund	223,812
15,681	TIAA-CREF Mid-Cap Value Fund	240,076
130,392	TIAA-CREF Small-Cap Equity Fund	1,622,074

	TOTAL U.S. EQUITY	20,191,300

	TOTAL TIAA-CREF FUNDS	29,857,607

	(Cost $25,756,477)

	TOTAL INVESTMENTS - 99.1%	29,857,607
	(Cost $25,756,477)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	275,285

	NET ASSETS - 100.0%	$30,132,892

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 39.7%
1,970,154	TIAA-CREF Bond Fund	$20,154,679
55,107	TIAA-CREF High-Yield Fund	518,553

	TOTAL FIXED INCOME	20,673,232

INFLATION-PROTECTED ASSETS - 9.9%
487,158	TIAA-CREF Inflation-Linked Bond Fund	5,183,359

	TOTAL INFLATION-PROTECTED ASSETS	5,183,359

INTERNATIONAL EQUITY - 10.1%
388,848	TIAA-CREF Enhanced International Equity Index Fund	2,628,612
309,469	TIAA-CREF International Equity Fund	2,642,861

	TOTAL INTERNATIONAL EQUITY	5,271,473

SHORT-TERM FIXED INCOME - 9.9%
1,030,147	TIAA-CREF Money Market Fund	1,030,147
406,751	TIAA-CREF Short-Term Bond Fund	4,132,595

	TOTAL SHORT-TERM FIXED INCOME	5,162,742

U.S. EQUITY - 30.2%
417,398	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,627,189
466,286	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,599,731
241,309	TIAA-CREF Growth & Income Fund	2,051,124
254,526	TIAA-CREF Large-Cap Growth Fund	2,417,993
198,801	TIAA-CREF Large-Cap Value Fund	2,403,503
10,854	TIAA-CREF Mid-Cap Growth Fund	174,540
12,218	TIAA-CREF Mid-Cap Value Fund	187,053
101,636	TIAA-CREF Small-Cap Equity Fund	1,264,354

	TOTAL U.S. EQUITY	15,725,487

	TOTAL TIAA-CREF FUNDS	52,016,293

	(Cost $47,636,489)

	TOTAL INVESTMENTS - 99.8%	52,016,293
	(Cost $47,636,489)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	108,177

	NET ASSETS - 100%	$52,124,470

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.2%(a)

FIXED INCOME - 43.5%
474,883	TIAA-CREF Bond Index Fund	$4,767,829
	TOTAL FIXED INCOME	4,767,829

INFLATION-PROTECTED ASSETS - 5.9%
60,419	TIAA-CREF Inflation-Linked Bond Fund	642,860
	TOTAL INFLATION-PROTECTED ASSETS	642,860

INTERNATIONAL EQUITY - 12.7%
88,497	TIAA-CREF International Equity Index Fund	1,396,483
	TOTAL INTERNATIONAL EQUITY	1,396,483

U.S. EQUITY - 38.1%
474,434	TIAA-CREF Equity Index Fund	4,170,271
	TOTAL U.S. EQUITY	4,170,271

	TOTAL TIAA-CREF FUNDS	10,977,443
	(Cost $10,632,505)

	TOTAL INVESTMENTS - 100.2%	10,977,443
	(Cost $10,632,505)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(17,661)

	NET ASSETS - 100.0%	$10,959,782

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 37.5%
558,980	TIAA-CREF Bond Index Fund	$5,612,162
	TOTAL FIXED INCOME	5,612,162

INFLATION-PROTECTED ASSETS - 3.9%
54,369	TIAA-CREF Inflation-Linked Bond Fund	578,482
	TOTAL INFLATION-PROTECTED ASSETS	578,482

INTERNATIONAL EQUITY - 14.7%
139,913	TIAA-CREF International Equity Index Fund	2,207,828
	TOTAL INTERNATIONAL EQUITY	2,207,828

U.S. EQUITY - 44.0%
750,091	TIAA-CREF Equity Index Fund	6,593,300
	TOTAL U.S. EQUITY	6,593,300

	TOTAL TIAA-CREF FUNDS	14,991,772
	(Cost $14,465,779)

	TOTAL INVESTMENTS - 100.1%	14,991,772
	(Cost $14,465,779)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(19,090)

	NET ASSETS - 100.0%	$14,972,682

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 31.5%
490,343	TIAA-CREF Bond Index Fund	$4,923,043
	TOTAL FIXED INCOME	4,923,043

INFLATION-PROTECTED ASSETS - 1.9%
27,382	TIAA-CREF Inflation-Linked Bond Fund	291,347
	TOTAL INFLATION-PROTECTED ASSETS	291,347

INTERNATIONAL EQUITY - 16.8%
165,987	TIAA-CREF International Equity Index Fund	2,619,269
	TOTAL INTERNATIONAL EQUITY	2,619,269

U.S. EQUITY - 49.9%
889,891	TIAA-CREF Equity Index Fund	7,822,145
	TOTAL U.S. EQUITY	7,822,145

	TOTAL TIAA-CREF FUNDS	15,655,804
	(Cost $15,041,008)

	TOTAL INVESTMENTS - 100.1%	15,655,804
	(Cost $15,041,008)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(19,003)

	NET ASSETS - 100.0%	$15,636,801

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 25.4%
340,903	TIAA-CREF Bond Index Fund	$3,422,664
	TOTAL FIXED INCOME	3,422,664

INTERNATIONAL EQUITY - 18.8%
160,397	TIAA-CREF International Equity Index Fund	2,531,072
	TOTAL INTERNATIONAL EQUITY	2,531,072

U.S. EQUITY - 55.9%
859,896	TIAA-CREF Equity Index Fund	7,558,487
	TOTAL U.S. EQUITY	7,558,487

	TOTAL TIAA-CREF FUNDS	13,512,223
	(Cost $12,909,826)

	TOTAL INVESTMENTS - 100.1%	13,512,223
	(Cost $12,909,826)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(16,897)

	NET ASSETS - 100.0%	$13,495,326

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 17.4%
303,417	TIAA-CREF Bond Index Fund	$3,046,310
	TOTAL FIXED INCOME	3,046,310

INTERNATIONAL EQUITY - 20.8%
230,486	TIAA-CREF International Equity Index Fund	3,637,062
	TOTAL INTERNATIONAL EQUITY	3,637,062

U.S. EQUITY - 61.9%
1,235,734	TIAA-CREF Equity Index Fund	10,862,099
	TOTAL U.S. EQUITY	10,862,099

	TOTAL TIAA-CREF FUNDS	17,545,471
	(Cost $16,690,872)

	TOTAL INVESTMENTS - 100.1%	17,545,471
	(Cost $16,690,872)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(20,824)

	NET ASSETS - 100.0%	$17,524,647

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.2%(a)

FIXED INCOME - 10.0%
158,002	TIAA-CREF Bond Index Fund	$1,586,340
	TOTAL FIXED INCOME	1,586,340

INTERNATIONAL EQUITY - 22.6%
228,606	TIAA-CREF International Equity Index Fund	3,607,398
	TOTAL INTERNATIONAL EQUITY	3,607,398

U.S. EQUITY - 67.6%
1,225,599	TIAA-CREF Equity Index Fund	10,773,015
	TOTAL U.S. EQUITY	10,773,015

	TOTAL TIAA-CREF FUNDS	15,966,753
	(Cost $15,126,823)

	TOTAL INVESTMENTS - 100.2%	15,966,753
	(Cost $15,126,823)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(31,509)

	NET ASSETS - 100.0%	$15,935,244

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 9.9%
287,719	TIAA-CREF Bond Index Fund	$2,888,695
	TOTAL FIXED INCOME	2,888,695

INTERNATIONAL EQUITY - 22.6%
416,285	TIAA-CREF International Equity Index Fund	6,568,983
	TOTAL INTERNATIONAL EQUITY	6,568,983

U.S. EQUITY - 67.6%
2,231,901	TIAA-CREF Equity Index Fund	19,618,409
	TOTAL U.S. EQUITY	19,618,409

	TOTAL TIAA-CREF FUNDS	29,076,087
	(Cost $27,606,221)

	TOTAL INVESTMENTS - 100.1%	29,076,087
	(Cost $27,606,221)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(24,779)

	NET ASSETS - 100.0%	$29,051,308

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.2%(a)

FIXED INCOME - 10.0%
76,117	TIAA-CREF Bond Index Fund	$764,218
	TOTAL FIXED INCOME	764,218

INTERNATIONAL EQUITY - 22.6%
110,131	TIAA-CREF International Equity Index Fund	1,737,874
	TOTAL INTERNATIONAL EQUITY	1,737,874

U.S. EQUITY - 67.6%
590,440	TIAA-CREF Equity Index Fund	5,189,968
	TOTAL U.S. EQUITY	5,189,968

	TOTAL TIAA-CREF FUNDS	7,692,060
	(Cost $7,248,138)

	TOTAL INVESTMENTS - 100.2%	7,692,060
	(Cost $7,248,138)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(14,882)

	NET ASSETS - 100.0%	$7,677,178

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.2%(a)

FIXED INCOME - 10.0%
69,658	TIAA-CREF Bond Index Fund	$699,370
	TOTAL FIXED INCOME	699,370

INTERNATIONAL EQUITY - 22.6%
100,787	TIAA-CREF International Equity Index Fund	1,590,417
	TOTAL INTERNATIONAL EQUITY	1,590,417

U.S. EQUITY - 67.6%
540,340	TIAA-CREF Equity Index Fund	4,749,590
	TOTAL U.S. EQUITY	4,749,590

	TOTAL TIAA-CREF FUNDS	7,039,377
	(Cost $6,626,752)

	TOTAL INVESTMENTS - 100.2%	7,039,377
	(Cost $6,626,752)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(15,683)

	NET ASSETS - 100.0%	$7,023,694

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.4%(a)

FIXED INCOME - 50.1%
324,703	TIAA-CREF Bond Index Fund	$3,260,019
	TOTAL FIXED INCOME	3,260,019

INFLATION-PROTECTED ASSETS - 10.0%
61,478	TIAA-CREF Inflation-Linked Bond Fund	654,128
	TOTAL INFLATION-PROTECTED ASSETS	654,128

INTERNATIONAL EQUITY - 10.1%
41,779	TIAA-CREF International Equity Index Fund	659,279
	TOTAL INTERNATIONAL EQUITY	659,279

U.S. EQUITY - 30.2%
223,973	TIAA-CREF Equity Index Fund	1,968,724
	TOTAL U.S. EQUITY	1,968,724

	TOTAL TIAA-CREF FUNDS	6,542,150
	(Cost $6,371,920)

	TOTAL INVESTMENTS - 100.4%	6,542,150
	(Cost $6,371,920)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%	(27,094)

	NET ASSETS - 100.0%	$6,515,056

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 19, 2010	By:	/s/ Scott C. Evans

Scott C. Evans
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 19, 2010	By:	/s/ Scott C. Evans

Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Dated: May 19, 2010	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification